    As Filed with the Securities and Exchange Commission on April 25, 2008
                                                           File Nos. 333-114560
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 6

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 84

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                              MICHAEL J. VELOTTA
             Senior Vice President, Secretary and General Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                             JOCELYN LIU, ESQUIRE
                        ALLSTATE LIFE INSURANCE COMPANY
                         3100 SANDERS ROAD, SUITE J5B
                             NORTHBROOK, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

                                    PART A

                                  PROSPECTUS

The Allstate Advisor Variable Annuities
(Advisor, Advisor Plus, Advisor Preferred)

Allstate Life Insurance Company

Street Address: 5801 SW 6th Ave., Topeka KS, 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584
                                                   Prospectus dated May 1, 2008

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "Contract"):

   .   Allstate Advisor

   .   Allstate Advisor Plus

   .   Allstate Advisor Preferred

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 54* variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the following funds ("Funds"):

 Fidelity(R) Variable Insurance         Putnam Variable Trust (Class IB)
   Products (Service Class 2)
                                        Van Kampen Life Investment Trust
 Franklin Templeton Variable Insurance    (Class II)
   Products Trust (Class 2)
                                        The Universal Institutional Funds,
 Lord Abbett Series Fund, Inc.            Inc. (Class I & II)
   (Class VC)

 Oppenheimer Variable Account Funds
   (Service Shares)


* Up to 61 Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 44-46 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.


Each Fund has multiple investment Portfolios ("Portfolios"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract value ("Contract Value") a credit enhancement ("Credit Enhancement") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2008, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 90 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT The Securities and Exchange Commission has not approved or disapproved the securities
  NOTICES described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

          The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the
          Contracts are not deposits in, or obligations of, or guaranteed or endorsed by, such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

          The Contracts are not FDIC insured.

                               2     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------


                                                        Page
                    ----------------------------------------
                    Overview
                    ----------------------------------------
                       Important Terms                     4
                    ----------------------------------------
                       Overview of Contracts               6
                    ----------------------------------------
                       The Contracts at a Glance           7
                    ----------------------------------------
                       How the Contracts Work             12
                    ----------------------------------------
                       Expense Table                      13
                    ----------------------------------------
                       Financial Information              17
                    ----------------------------------------
                    Contract Features
                    ----------------------------------------
                       The Contracts                      17
                    ----------------------------------------
                       Purchases                          20
                    ----------------------------------------
                       Contract Value                     21
                    ----------------------------------------
                       Investment Alternatives            44
                    ----------------------------------------
                         The Variable Sub-Accounts        44
                    ----------------------------------------
                         The Fixed Account Options        50
                    ----------------------------------------
                         Transfers                        54
                    ----------------------------------------
                       Expenses                           56
                    ----------------------------------------
                       Access to Your Money               62
                    ----------------------------------------
                       Income Payments                    63
                    ----------------------------------------
                       Death Benefits                     72
                    ----------------------------------------


                                                                 Page
           ----------------------------------------------------------
           Other Information
           ----------------------------------------------------------
              More Information                                     80
           ----------------------------------------------------------
              Taxes                                                83
           ----------------------------------------------------------
              Annual Reports and Other Documents                   90
           ----------------------------------------------------------
           Statement of Additional Information Table of Contents   91
           ----------------------------------------------------------
           Appendix A - Allstate Advisor Contract Comparison
            Chart                                                  92
           ----------------------------------------------------------
           Appendix B - Market Value Adjustment                    94
           ----------------------------------------------------------
           Appendix C - Calculation of Income Protection Benefit   96
           ----------------------------------------------------------
           Appendix D - Withdrawal Adjustment Example - Income
            Benefits                                               97
           ----------------------------------------------------------
           Appendix E - Withdrawal Adjustment Example - Death
            Benefits                                               98
           ----------------------------------------------------------
           Appendix F - Calculation of Earnings Protection Death
            Benefit                                                99
           ----------------------------------------------------------
           Appendix G - Withdrawal Adjustment Example -
            TrueReturn Accumulation Benefit                       101
           ----------------------------------------------------------
           Appendix H - SureIncome Withdrawal Benefit Option
            Calculation Examples                                  102
           ----------------------------------------------------------
           Appendix I - SureIncome Plus Withdrawal Benefit
            Option Calculation Examples                           104
           ----------------------------------------------------------
           Appendix J - SureIncome for Life Withdrawal Benefit
            Option Calculation Examples                           106
           ----------------------------------------------------------
           Appendix K - Accumulation Unit Values                  110
           ----------------------------------------------------------



                               3     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                     Page
       ------------------------------------------------------------------
       AB Factor                                                      22
       ------------------------------------------------------------------
       Accumulation Benefit                                           22
       ------------------------------------------------------------------
       Accumulation Phase                                             12
       ------------------------------------------------------------------
       Accumulation Unit                                              17
       ------------------------------------------------------------------
       Accumulation Unit Value                                        17
       ------------------------------------------------------------------
       Allstate Life ("We")                                           79
       ------------------------------------------------------------------
       Annuitant                                                       8
       ------------------------------------------------------------------
       Automatic Additions Program                                    10
       ------------------------------------------------------------------
       Automatic Portfolio Rebalancing Program                        10
       ------------------------------------------------------------------
       Beneficiary                                                    12
       ------------------------------------------------------------------
       Benefit Base (for the TrueReturn Accumulation Benefit Option)   8
       ------------------------------------------------------------------
       Benefit Base (for the SureIncome Withdrawal Benefit Option)     8
       ------------------------------------------------------------------
       Benefit Base (for the SureIncome Plus Withdrawal Benefit
       Option)                                                         8
       ------------------------------------------------------------------
       Benefit Base (for the SureIncome For Life Withdrawal Benefit
       Option)                                                         8
       ------------------------------------------------------------------
       Benefit Payment (for the SureIncome Withdrawal Benefit
       Option)                                                        31
       ------------------------------------------------------------------
       Benefit Payment (for the SureIncome Plus Withdrawal Benefit
       Option)                                                        34
       ------------------------------------------------------------------
       Benefit Payment (for the SureIncome For Life Withdrawal
       Benefit Option)                                                41
       ------------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome Withdrawal
       Benefit Option)                                                30
       ------------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome Plus
       Withdrawal Benefit Option)                                     34
       ------------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome For Life
       Withdrawal Benefit Option)                                     37
       ------------------------------------------------------------------
       Benefit Year (for the SureIncome Withdrawal Benefit Option)    30
       ------------------------------------------------------------------
       Benefit Year (for the SureIncome Plus Withdrawal Benefit
       Option)                                                        34
       ------------------------------------------------------------------
       Benefit Year (for the SureIncome For Life Withdrawal Benefit
       Option)                                                        37
       ------------------------------------------------------------------
       Co-Annuitant                                                    9
       ------------------------------------------------------------------
       *Contract                                                      17
       ------------------------------------------------------------------
       Contract Anniversary                                            8
       ------------------------------------------------------------------
       Contract Owner ("You")                                         20
       ------------------------------------------------------------------
       Contract Value                                                  1
       ------------------------------------------------------------------
       Contract Year                                                   9
       ------------------------------------------------------------------
       Credit Enhancement                                              1
       ------------------------------------------------------------------
       Dollar Cost Averaging Program                                  10
       ------------------------------------------------------------------
       Due Proof of Death                                             71
       ------------------------------------------------------------------
       Earnings Protection Death Benefit Option                        8
       ------------------------------------------------------------------
       Enhanced Beneficiary Protection (Annual Increase) Option        8
       ------------------------------------------------------------------
       Excess of Earnings Withdrawal                                  74
       ------------------------------------------------------------------



                                                                   Page
        ---------------------------------------------------------------
        Fixed Account Options                                       49
        ---------------------------------------------------------------
        Free Withdrawal Amount                                      59
        ---------------------------------------------------------------
        Funds                                                        1
        ---------------------------------------------------------------
        Guarantee Option                                            22
        ---------------------------------------------------------------
        Guarantee Period Accounts                                   51
        ---------------------------------------------------------------
        Income Base                                                  9
        ---------------------------------------------------------------
        Income Plan                                                 62
        ---------------------------------------------------------------
        Income Protection Benefit Option                             9
        ---------------------------------------------------------------
        In-Force Earnings                                           74
        ---------------------------------------------------------------
        In-Force Premium                                            74
        ---------------------------------------------------------------
        Investment Alternatives                                     10
        ---------------------------------------------------------------
        IRA Contract                                                 9
        ---------------------------------------------------------------
        Issue Date                                                  12
        ---------------------------------------------------------------
        Market Value Adjustment                                     11
        ---------------------------------------------------------------
        Maximum Anniversary Value                                    8
        ---------------------------------------------------------------
        Maximum Anniversary Value (MAV) Death Benefit Option         8
        ---------------------------------------------------------------
        Payout Phase                                                12
        ---------------------------------------------------------------
        Payout Start Date                                           62
        ---------------------------------------------------------------
        Portfolios                                                  80
        ---------------------------------------------------------------
        Qualified Contract                                          17
        ---------------------------------------------------------------
        Retirement Income Guarantee Options                         69
        ---------------------------------------------------------------
        Return of Premium Death Benefit                             11
        ---------------------------------------------------------------
        Rider Anniversary                                           22
        ---------------------------------------------------------------
        Rider Application Date                                       8
        ---------------------------------------------------------------
        Rider Date (for the TrueReturn Accumulation Benefit
        Option)                                                     22
        ---------------------------------------------------------------
        Rider Date (for the SureIncome Withdrawal Benefit Option)   30
        ---------------------------------------------------------------
        Rider Date (for the SureIncome Plus Withdrawal Benefit
        Option)                                                     34
        ---------------------------------------------------------------
        Rider Date (for the SureIncome For Life Withdrawal Benefit
        Option)                                                     38
        ---------------------------------------------------------------
        Rider Fee (for the TrueReturn Accumulation Benefit Option)   8
        ---------------------------------------------------------------
        Rider Fee (for the SureIncome Withdrawal Benefit Option)     8
        ---------------------------------------------------------------
        Rider Fee (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      8
        ---------------------------------------------------------------
        Rider Fee (for the SureIncome For Life Withdrawal Benefit
        Option)                                                      8
        ---------------------------------------------------------------
        Rider Fee Percentage                                        57
        ---------------------------------------------------------------
        Rider Maturity Date                                         22
        ---------------------------------------------------------------
        Rider Period                                                 8
        ---------------------------------------------------------------
        Rider Trade-In Option (for the TrueReturn Accumulation
        Benefit Option)                                             29
        ---------------------------------------------------------------
        Rider Trade-In Option (for the SureIncome Withdrawal
        Benefit Option)                                             33
        ---------------------------------------------------------------
        Right to Cancel                                             21
        ---------------------------------------------------------------


                               4     PROSPECTUS

                                                                Page
           ---------------------------------------------------------
           SEC                                                    55
           ---------------------------------------------------------
           Settlement Value                                       72
           ---------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option        9
           ---------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option for
           Custodial Individual Retirements Accounts               9
           ---------------------------------------------------------
           Standard Fixed Account Option                          50
           ---------------------------------------------------------
           SureIncome Covered Life                                40
           ---------------------------------------------------------
           SureIncome Option Fee                                   8
           ---------------------------------------------------------
           SureIncome Plus Option                                  8
           ---------------------------------------------------------
           SureIncome Plus Option Fee                              8
           ---------------------------------------------------------
           SureIncome Plus Withdrawal Benefit Option               8
           ---------------------------------------------------------
           SureIncome For Life Option                              8
           ---------------------------------------------------------
           SureIncome For Life Option Fee                          8
           ---------------------------------------------------------
           SureIncome For Life Withdrawal Benefit Option           8
           ---------------------------------------------------------
           SureIncome ROP Death Benefit                           11
           ---------------------------------------------------------
           SureIncome Withdrawal Benefit Option                   30
           ---------------------------------------------------------
           Systematic Withdrawal Program                          10
           ---------------------------------------------------------
           Tax Qualified Contract                                 85
           ---------------------------------------------------------
           Transfer Period Accounts                               24
           ---------------------------------------------------------
           Trial Examination Period                                7
           ---------------------------------------------------------
           TrueBalance/SM/ Asset Allocation Program               10
           ---------------------------------------------------------
           TrueReturn/SM/ Accumulation Benefit Option              8
           ---------------------------------------------------------


                                                                  Page
         -------------------------------------------------------------
         Valuation Date                                             20
         -------------------------------------------------------------
         Variable Account                                           79
         -------------------------------------------------------------
         Variable Sub-Account                                       43
         -------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome Withdrawal
         Benefit Option)                                            31
         -------------------------------------------------------------
         Withdrawal Benefit Factor (For the SureIncome Plus
         Withdrawal Benefit Option)                                 34
         -------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome For Life
         Withdrawal Benefit Option)                                 38
         -------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome
         Withdrawal Benefit Option)                                 30
         -------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome Plus
         Withdrawal Benefit Option)                                 34
         -------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome For
         Life Withdrawal Benefit Option)                            37
         -------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Withdrawal Benefit Option)                                 32
         -------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Plus Withdrawal Benefit Option)                            36
         -------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         For Life Withdrawal Benefit Option)                        40
         -------------------------------------------------------------
         Withdrawal Benefit Option                                  30
         -------------------------------------------------------------
         Withdrawal Benefit Option Fee                             58?
         -------------------------------------------------------------

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                               5     PROSPECTUS

Overview of Contracts
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits.+ They differ primarily with respect to the charges imposed, as follows:

..   The Allstate Advisor Contract has a mortality and expense risk charge of
    1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The Allstate Advisor Plus Contract offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

..   The Allstate Advisor Preferred Contract with 5-year Withdrawal Charge
    Option ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

..   The Allstate Advisor Preferred Contract with 3-year Withdrawal Charge
    Option ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

..   The Allstate Advisor Preferred Contract with No Withdrawal Charge Option
    ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

+ Some broker/dealers and banks may limit the purchase of optional benefits and may limit participation in certain programs. Your individual sales representative will describe any such limitations to you.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

                               6     PROSPECTUS

The Contracts at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


Flexible Payments        We are no longer offering new contracts. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least
                         $1,000 ($50 for automatic payments).

                         We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

                         For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to
                         5% of such purchase payment.
-------------------------------------------------------------------------------------------------------
Trial Examination Period You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Trial Examination Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. If you cancel your Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "Trial Examination Period" for details.
-------------------------------------------------------------------------------------------------------
Expenses                 Each Portfolio pays expenses that you will bear indirectly if you invest in a
                         Variable Sub-Account. You also will bear the following expenses:

                         Allstate Advisor Contracts

                         . Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

                         . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                         Allstate Advisor Plus Contracts

                         . Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

                         . Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

                         Allstate Advisor Preferred Contracts (with 5-year Withdrawal Charge
                         Option)

                         . Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

                         . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                         Allstate Advisor Preferred Contracts (with 3-year Withdrawal Charge
                         Option)

                         . Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

                         . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.


                               7     PROSPECTUS

   Allstate Advisor Preferred Contracts (with No Withdrawal Charge
   Option)

   . Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

   . No withdrawal charge.

   All Contracts

   . Annual administrative expense charge of 0.19% (up to 0.35% for future
      Contracts).

   . Annual contract maintenance charge of $30 (waived in certain cases).

   . If you select the Maximum Anniversary Value (MAV) Death Benefit
      Option ("MAV Death Benefit Option") you will pay an additional mortality and expense risk charge of 0.20%* (up to 0.30% for Options added in the future).

   . If you select Enhanced Beneficiary Protection (Annual Increase)
      Option, you will pay an additional mortality and expense risk charge of 0.30%*.

   . If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later
      ("Rider Application Date").

   . If you select the TrueReturn/SM/ Accumulation Benefit Option
      ("TrueReturn Option") you would pay an additional annual fee ("Rider
      Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary ("Contract
      Anniversary") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee
      Option or any Withdrawal Benefit Option.

   . If you select the SureIncome Option, you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement
      Income Guarantee Option, a TrueReturn Option or any other
      Withdrawal Benefit Option.

   . If you select the SureIncome Plus Withdrawal Benefit Option
      ("SureIncome Plus Option") you would pay an additional annual fee
      ("SureIncome Plus Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
      (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee
      Option, a TrueReturn Option or any other Withdrawal Benefit Option.

   . If you select the SureIncome For Life Withdrawal Benefit Option
      ("SureIncome For Life Option") you would pay an additional annual fee
      ("SureIncome For Life Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
      (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income
      Guarantee Option, a TrueReturn Option or any other Withdrawal
      Benefit Option.

                               8     PROSPECTUS

  . We discontinued offering Retirement Income Guarantee Option 1
     ("RIG 1") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40%* of the Income Base in effect on a Contract Anniversary.

  . We discontinued offering Retirement Income Guarantee Option 2
     ("RIG 2") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55%* of the Income Base in effect on a Contract
     Anniversary.

  . If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  . If you select the Spousal Protection Benefit (Co-Annuitant) Option or
     Spousal Protection Benefit (Co-Annuitant Option for Custodial
     Individual Retirement Accounts ("CSP") you would pay an additional annual fee ("Rider Fee") of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract
     Anniversary. These Options are only available for certain types of IRA
     Contracts, which are Contracts issued with an Individual Retirement
     Annuity or Account ("IRA") under Section 408 of the Internal Revenue
     Code. The CSP is only available for certain Custodial Individual
     Retirement Accounts established under Section 408 of the Internal
     Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant)
     Option at any time prior to the time you elect to receive it.**

     ** No Rider Fee was charged for these Options for Contract
     Owners who added these Options prior to January 1, 2005. See page 15 for details.

  . Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year
     ("Contract Year"), which we measure from the date we issue your Contract or a Contract Anniversary.

  . State premium tax (if your state imposes one)

  . Not all Options are available in all states.

     We may discontinue any of these options at any time prior to the time you elect to receive it.

     * Different rates apply to Contract Owners who added these options prior to May 1, 2003. See page 14 for details.
--------------------------------------------------------------------------------


                               9     PROSPECTUS

-----------------------------------------------------------------------------------------------------
Investment Alternatives Each Contract offers several investment alternatives including:

                        . up to 3 Fixed Account Options that credit interest at rates we guarantee,
                           and

                        . 54* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                        .     Fidelity Management & Research Company

                        .     Franklin Advisers, Inc.

                        .     Franklin Advisory Services, LLC

                        .     Franklin Mutual Advisers, LLC

                        .     Lord, Abbett & Co. LLC

                        .     OppenheimerFunds, Inc.

                        .     Putnam Investment Management, LLC

                        .     Templeton Asset Management Ltd.

                        .     Templeton Investment Counsel, LLC

                        .     Van Kampen Asset Management

                        .     Van Kampen**

                           *Up to 61 Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 46-50 for information about Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

                           **Morgan Stanley Investment Management Inc., the adviser to the UIF
                           Portfolios, does business in certain instances using the name Van
                           Kampen.

                        Not all Fixed Account Options are available in all states or with all
                        Contracts.

                        To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                        1-800-457-7617.
-----------------------------------------------------------------------------------------------------
Special Services        For your convenience, we offer these special services:

                        . Automatic Portfolio Rebalancing Program

                        . Automatic Additions Program

                        . Dollar Cost Averaging Program

                        . Systematic Withdrawal Program

                        . TrueBalance/SM/ Asset Allocation Program
-----------------------------------------------------------------------------------------------------


                               10     PROSPECTUS

-----------------------------------------------------------------------------------------------
Income Payments You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                . life income with guaranteed number of payments

                . joint and survivor life income with guaranteed number of payments

                . guaranteed number of payments for a specified period

                . life income with cash refund

                . joint life income with cash refund

                . life income with installment refund

                . joint life income with installment refund

                Prior to May 1, 2004, Allstate Life also offered two Retirement Income
                Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
-----------------------------------------------------------------------------------------------
Death Benefits  If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract.
                In addition to the death benefit included in your Contract ("Return of
                Premium Death Benefit" or "ROP Death Benefit"), the death benefit options we currently offer include:

                . MAV Death Benefit Option;

                . Enhanced Beneficiary Protection (Annual Increase) Option; and

                . Earnings Protection Death Benefit Option

                The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit,
                ("SureIncome ROP Death Benefit").
-----------------------------------------------------------------------------------------------
Transfers       Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the
                Standard Fixed Account or Market Value Adjusted Account Options is $100.

                A charge may apply after the 12/th/ transfer in each Contract Year.
-----------------------------------------------------------------------------------------------
Withdrawals     You may withdraw some or all of your Contract Value at any time during the
                Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the
                Payout Start Date are generally considered to come from the earnings in the
                Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value
                Adjustment may also apply.

                If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a
                Withdrawal Benefit Option is in effect under your Contract. Your Contract will terminate if you withdraw all of your Contract Value.
-----------------------------------------------------------------------------------------------

                               11     PROSPECTUS

How the Contracts Work
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 66. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "Income Payments."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."


Please call us at 1-800-457-7617 if you have any question about how the Contracts work.


                               12     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                    Number of Complete Years Since We Received the Purchase Payment
                                       Being Withdrawn/Applicable Charge:
 ----------------------------------------------------------------------------------------------------
 Contract:                            0       1       2       3       4       5    6       7    8+
 Allstate Advisor                     7%      7%      6%      5%      4%      3%   2%      0%   0%
 Allstate Advisor Plus              8.5%    8.5%    8.5%    7.5%    6.5%    5.5%   4%    2.5%   0%
 Allstate Advisor Preferred with:
  5-Year Withdrawal Charge Option     7%      6%      5%      4%      3%      0%
  3-Year Withdrawal Charge Option     7%      6%      5%      0%
  No Withdrawal Charge Option                         None

 All Contracts:
 Annual Contract Maintenance Charge                  $30**
 Transfer Fee                       up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense Administrative  Total Variable Account
Basic Contract (without any optional benefit)                     Risk Charge      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                     1.10%              0.19%              1.29%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                1.40%              0.19%              1.59%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge
Option)                                                              1.40%              0.19%              1.59%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge
Option)                                                              1.50%              0.19%              1.69%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)             1.60%              0.19%              1.79%
-------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 MAV Death Benefit Option               0.20%* (up to 0.30% for Options added
 Enhanced Beneficiary Protection        in the future)
 (Annual Increase) Option               0.30%*
 Earnings Protection Death Benefit      0.25% (up to 0.35% for Options added
 Option (issue age 0-70)                in the future)
 Earnings Protection Death Benefit      0.40% (up to 0.50% for Options added
 Option (issue age 71-79)               in the future)

* For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.

                               13     PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and
Earnings                                                     Mortality and Expense Administrative  Total Variable Account
Protection Death Benefit Option (issue age 71-79)                Risk Charge*      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                     2.00%              0.19%              2.19%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                2.30%              0.19%              2.49%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge
Option)                                                              2.30%              0.19%              2.49%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge
Option)                                                              2.40%              0.19%              2.59%
-------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)             2.50%              0.19%              2.69%
-------------------------------------------------------------------------------------------------------------------------

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

TrueReturn/SM/ Accumulation Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

      TrueReturn/SM/ Accumulation Benefit Option                   0.50%*
      -------------------------------------------------------------------

* Up to 1.25% for Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SureIncome Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

      SureIncome Withdrawal Benefit Option                         0.50%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

SureIncome Plus Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

      SureIncome Plus Withdrawal Benefit Option                    0.65%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SureIncome For Life Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

      SureIncome For Life Withdrawal Benefit Option                0.65%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

Retirement Income Guarantee Option Fee*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40%** of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55%** of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

*We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

** For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.

Spousal Protection Benefit (Co-Annuitant) Option Fee

(as a percentage of Contract Value on each Contract Anniversary)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      -------------------------------------------------------------------

*Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

                               14     PROSPECTUS

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee

(as a percentage of Contract Value on each Contract Anniversary)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      -------------------------------------------------------------------

*Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

Income Protection Benefit Option

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses
- Mortality and Expense Risk Charge," below, for details.

PORTFOLIO ANNUAL EXPENSES - Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           PORTFOLIO ANNUAL EXPENSES


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.35%   1.73%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2007 (except as otherwise noted).


Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Enhanced Beneficiary
    Protection (Annual Increase) Option;

..   elected the Earnings Protection Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the SureIncome Plus Withdrawal Benefit Option.

                               15     PROSPECTUS

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                                                            Allstate Advisor Preferred
                                                                                                   (with 5 Year
                                 Allstate Advisor              Allstate Advisor Plus         Withdrawal Charge Option)
                          1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses $1,105 $1,964  $2,835   $5,238  $1,263 $2,265  $3,187   $5,481  $1,051 $1,967  $2,720   $5,481
-------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses $  964 $1,552  $2,170   $4,021  $1,122 $1,855  $2,531   $4,300  $  909 $1,558  $2,063   $4,300
-------------------------------------------------------------------------------------------------------------------------



                                Allstate Advisor Preferred             Allstate Advisor Preferred
                              (with 3-Year Withdrawal Charge Option) (with No Withdrawal Charge Option)
                              1 Year   3 Years   5 Years   10 Years  1 Year    3 Years 5 Years 10 Years
-------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses            $1,061   $1,656    $2,766     $5,560    $561     $1,685  $2,812   $5,638
-------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses            $  920   $1,248    $2,112     $4,392    $420     $1,278  $2,161   $4,482
-------------------------------------------------------------------------------------------------------


Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                                                            Allstate Advisor Preferred
                                                                                                   (with 5 Year
                                 Allstate Advisor              Allstate Advisor Plus         Withdrawal Charge Option)
                          1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $510  $1,539  $2,580   $5,238   $541  $1,627  $2,720   $5,481   $541  $1,627  $2,720   $5,481
-------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $369  $1,127  $1,915   $4,021   $399  $1,218  $2,063   $4,300   $399  $1,218  $2,063   $4,300
-------------------------------------------------------------------------------------------------------------------------



                                Allstate Advisor Preferred             Allstate Advisor Preferred
                              (with 3-Year Withdrawal Charge Option) (with No Withdrawal Charge Option)
                              1 Year   3 Years   5 Years   10 Years  1 Year    3 Years 5 Years 10 Years
-------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses             $551    $1,656    $2,766     $5,560    $561     $1,685  $2,812   $5,638
-------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses             $410    $1,248    $2,112     $4,392    $420     $1,278  $2,161   $4,482
-------------------------------------------------------------------------------------------------------


Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The examples reflect the Free Withdrawal Amounts, if applicable, and the deduction of the annual contract maintenance charge of $30 each year. The above examples assume you have selected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option (assuming the oldest Contract Owner or Annuitant is age 71 or older, and all are age 79 or younger on the Rider Application Date), and the Spousal Protection Benefit (Co-Annuitant) Option and the SureIncome Plus Withdrawal Benefit Option. Examples for the Allstate Advisor Preferred Contracts assume the election of the 5-year Withdrawal Charge Option. If any or all of these features were not elected, the expense figures shown above would be slightly lower.


                               16     PROSPECTUS

Financial Information
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract.

The Contracts
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any

                               17     PROSPECTUS
payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT
Spousal Protection Benefit (Co-Annuitant) Option

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

..   the individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date;
    and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

..   the beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

..   the Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

..   the Co-Annuitant must be the legal spouse of the Annuitant and only one
    Co-Annuitant may be named;

..   the Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

..   the Annuitant must be age 90 or younger on the Rider Application Date; and

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant

                               18     PROSPECTUS
is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("Death Proceeds") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs

                               19     PROSPECTUS
it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.

Purchases
--------------------------------------------------------------------------------
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For Allstate Advisor Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.


We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

CREDIT ENHANCEMENT
For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

                   Additional Credit         Cumulative Purchase
                 Enhancement for Large     Payments less Cumulative
                       Contracts           Withdrawals must exceed:
             0.50% of the purchase payment        $  500,000
             1.00% of the purchase payment        $1,000,000

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "Trial Examination Period" below for details. The Allstate Advisor Plus Contract may not be available in all states.

                               20     PROSPECTUS

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For Allstate Advisor Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges.

We reserve the right to allocate your purchase payments to the Putnam VT Money Market - Class IB Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Money Market - Class IB Sub-Account. On the next Valuation Date 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information. Contract Value
--------------------------------------------------------------------------------
On the Issue Date, the Contract Value is equal to your initial purchase payment (for Allstate Advisor Plus Contracts, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For Allstate Advisor Plus Contracts, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

                               21     PROSPECTUS

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "Rider Maturity Date." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "Rider Anniversary" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "Rider Period" begins on the Rider Date and ends on the Rider Maturity Date. The "Rider Date" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market - Class IB Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market - Class IB Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "Accumulation Benefit" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                               22     PROSPECTUS

                                  AB Factors
                       Rider Period    Guarantee Guarantee
                     (number of years) Option 1  Option 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                 Guarantee Option:                        1
                 Rider Period:                           15
                 AB Factor:                            187.5%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date: $ 50,000

              On the Rider Maturity Date (1/2/19):
              Accumulation Benefit =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 187.5%
                                   =$93,750

Example 2: Guarantee Option 2

                  Guarantee Option:                       2
                  Rider Period:                          15
                  AB Factor:                           150.0%
                  Rider Date:                          1/2/04
                  Rider Maturity Date:                 1/2/19
                  Benefit Base on Rider Date:          $50,000
                  Benefit Base on rider Maturity Date: $50,000

              On the Rider Maturity Date (1/2/19):
              Accumulation Benefit =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 150.0%
                                   =$75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

Benefit Base.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments (and Credit
    Enhancements for Allstate Advisor Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

Investment Requirements.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on

                               23     PROSPECTUS
certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalanceSM Model Portfolio Options, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

          Guarantee Option 1                     Guarantee Option 2
 -----------------------------------------------------------------------------
 *Model Portfolio Option 1              *Model Portfolio Option 2
 *TrueBalance Conservative Model        *TrueBalance Conservative Model
  Portfolio Option                       Portfolio Option
 *TrueBalance Moderately Conservative   *TrueBalance Moderately Conservative
  Model Portfolio Option                 Model Portfolio Option
 *Fidelity VIP Freedom Income Fund      *TrueBalance Moderate Model Portfolio
  Model Portfolio Option                 Option
 *Fidelity VIP Freedom 2010 Fund Model  *TrueBalance Moderately Aggressive
  Portfolio Option                       Model Portfolio Option
                                        *TrueBalance Aggressive Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom Income Fund
                                         Model Portfolio Option
                                        *Fidelity VIP Freedom 2010 Fund Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom 2020 Fund Model
                                         Portfolio Option
                                        *Fidelity VIP Freedom 2030 Fund Model
                                         Portfolio Option
 -----------------------------------------------------------------------------

Note: The TrueBalance Model Portfolio Options were added to the TrueReturn Option on May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, may not be used with the TrueReturn Option. The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1,
2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note that only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table above.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

                               24     PROSPECTUS

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Model Portfolio Option 1

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio
1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category/(1)/:

                           Model Portfolio Option 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
Category A

Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------------------
Category B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(2)(6)/
UIF U.S. Real Estate, Class II Sub-Account/(2)(6)/

--------------------------------------------------------------------------------
Category C
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account/(3)/
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(3)/
Putnam VT Voyager - Class IB Sub-Account

UIF Equity and Income, Class II Sub-Account/(2)(6)/
UIF Global Franchise, Class II Sub-Account/(2)(6)/
UIF Mid Cap Growth, Class II Sub-Account/(2)(6)/
UIF U.S. Mid Cap Value, Class I Sub-Account &
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(4)(6)/

Van Kampen LIT Comstock, Class II Sub-Account

Van Kampen LIT Capital Growth, Class II Sub-Account/(6)/

Van Kampen LIT Growth and Income, Class II Sub-Account


--------------------------------------------------------------------------------
Category D (Variable Sub-Accounts not available under Model Portfolio Option 1) Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account/(3)/
Putnam VT New Opportunities - Class IB Sub-Account/(3)/
Putnam VT Vista - Class IB Sub-Account

UIF Capital Growth, Class I Sub-Account/(2)(4)(6)/
UIF Capital Growth, Class II Sub-Account/(2)(4)(6)/
UIF Small Company Growth, Class II Sub-Account/(2)(6)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(5)(6)/

--------------------------------------------------------------------------------

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio
Option 1. We will use the percentage allocations as of your most recent instructions.

                               25     PROSPECTUS

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income
   - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*


(4)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account.

(5)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(6)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio; the Van Kampen UIF Emerging Markets Debt Portfolio changed its name to UIF Emerging Markets Debt Portfolio; the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio; the Van Kampen UIF Equity and Income Portfolio changed its name to the UIF Equity and Income Portfolio; the Van Kampen UIF U.S. Mid Cap Value Portfolio changed its name to the UIF U.S. Mid Cap Value Portfolio; the Van Kampen UIF Mid Cap Growth Portfolio changed its name to the UIF Mid Cap Growth Portfolio; the Van Kampen UIF Global Franchise Portfolio changed its name to the UIF Global Franchise Portfolio; the Van Kampen Small Company Growth Portfolio changed its name to the UIF Small Company Growth Portfolio; the Van Kampen LIT Strategic Growth Portfolio changed its name to the Van Kampen LIT Capital Growth Portfolio; and the Van Kampen LIT Aggressive Growth Portfolio changed its name to the Van Kampen LIT Mid Cap Growth Portfolio.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category/(1)/:

                           Model Portfolio Option 2
                     (Rider Date Prior to October 1, 2004)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
Category A
Putnam VT Money Market - Class IB Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account
--------------------------------------------------------------------------------
Category B
FTVIP Franklin U.S. Government - Class 2 Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(2)(6)/
UIF U.S. Real Estate, Class II Sub-Account/(2)(6)/

--------------------------------------------------------------------------------
Category C
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account

                               26     PROSPECTUS

FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT Research - Class IB Sub-Account/(3)/
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Utilities Growth and Income - Class IB Sub-Account/(3)/

UIF Equity and Income, Class II Sub-Account/(2)(6)/
UIF Mid Cap Growth, Class II Sub-Account/(2)(6)/
UIF U.S. Mid Cap Value, Class I Sub-Account & UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(4)(6)/

Van Kampen LIT Comstock, Class II Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account


--------------------------------------------------------------------------------
Category D
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Putnam VT Health Sciences - Class IB Sub-Account/(3)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT New Opportunities - Class IB Sub-Account/(3)/
Putnam VT Vista - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account

UIF Capital Growth, Class I Sub-Account/(6)/
UIF Capital Growth, Class II Sub-Account/(2)(4)(6)/
UIF Global Franchise, Class II Sub-Account/(2)(6)/
UIF Small Company Growth, Class II Sub-Account/(2)(6)/
Van Kampen LIT Capital Growth, Class II Sub-Account/(6)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(5)(6)/

--------------------------------------------------------------------------------

The following Variable Sub-Accounts are not available under Model Portfolio Option 2 (Rider Date Prior to October 1, 2004): Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account and Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account. Instead, the Fidelity VIP Freedom Funds are available as Model Portfolio Options (see table under Investment Requirements above).

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions.

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The Putnam VT Health Sciences - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT New Opportunities - Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research - Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Utilities Growth and Income
   - Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004.*


(4)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(5)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(6)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio; the Van Kampen UIF Emerging Markets Debt Portfolio changed its name to UIF Emerging Markets Debt Portfolio; the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio; the Van Kampen UIF Equity and Income Portfolio changed its name to the UIF Equity and Income Portfolio; the Van Kampen UIF U.S. Mid Cap Value Portfolio changed its name to the UIF U.S. Mid Cap Value Portfolio; the Van Kampen UIF Mid Cap Growth Portfolio changed its name to the UIF Mid Cap Growth Portfolio; the Van Kampen UIF Global Franchise Portfolio changed its name to the UIF Global Franchise Portfolio; the Van Kampen UIF Small Company Growth Portfolio changed its name to the UIF Small Company Growth Portfolio; the Van Kampen LIT Strategic Growth Portfolio changed its name to the Van Kampen LIT Capital Growth Portfolio; and the Van Kampen LIT Aggressive Growth Portfolio changed its name to the Van Kampen LIT Mid Cap Growth Portfolio.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in

                               27     PROSPECTUS
accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

Rider Date on or after October 1, 2004

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)/(1)/:

                           Model Portfolio Option 2
                   (Rider Date on or after October 1, 2004)
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(2)(5)/
UIF Equity and Income, Class II Sub-Account/(2)(5)/
UIF Global Franchise, Class II Sub-Account/(2)(5)/
UIF Mid Cap Growth, Class II Sub-Account/(2)(5)/
UIF U.S. Mid Cap Value, Class I Sub-Account & UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(3)(5)/
UIF U.S. Real Estate, Class II Sub-Account/(2)(5) /
Van Kampen LIT Capital Growth, Class II Sub-Account/(5)/

Van Kampen LIT Comstock, Class II Sub-Account


Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account


--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account

UIF Capital Growth, Class I Sub-Account &
UIF Capital Growth, Class II Sub-Account/(2)(3)(5)/
UIF Small Company Growth, Class II Sub-Account/(2)(5)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(4)(5)/

--------------------------------------------------------------------------------

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


(3)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(4)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(5)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio; the Van Kampen UIF Emerging Markets Debt Portfolio changed its name to UIF Emerging Markets Debt Portfolio; the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio; the Van Kampen UIF Equity and Income Portfolio changed its name to the UIF Equity and Income Portfolio; the Van Kampen UIF U.S. Mid Cap Value Portfolio changed its name to the UIF U.S. Mid Cap Value Portfolio; the Van Kampen UIF Mid Cap Growth Portfolio changed its name to the UIF Mid Cap Growth Portfolio; the Van Kampen UIF Global Franchise Portfolio changed its name to the UIF Global Franchise Portfolio; the Van Kampen UIF Small Company Growth Portfolio changed its name to the UIF Small Company Growth Portfolio; the Van Kampen LIT Strategic Growth Portfolio changed its name to the Van Kampen LIT Capital Growth Portfolio; and the Van


                               28     PROSPECTUS

  Kampen LIT Aggressive Growth Portfolio changed its name to the Van Kampen LIT Mid Cap Growth Portfolio.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

Cancellation of the TrueReturn Option.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

Death of Owner or Annuitant.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 79 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Rider Trade-In Option.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("New Option"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

                               29     PROSPECTUS

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new Withdrawal
    Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.

Termination of the TrueReturn Option.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

Fidelity VIP Freedom Funds Model Portfolio Options.

If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub-Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

   Fidelity VIP Freedom Funds Model             Fidelity VIP Freedom
           Portfolio Options                         Sub-Account
 -----------------------------------------------------------------------------
   Fidelity VIP Freedom Income Fund     Fidelity VIP Freedom Income - Service
        Model Portfolio Option                   Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2010 Fund Model    Fidelity VIP Freedom 2010 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2020 Fund Model    Fidelity VIP Freedom 2020 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------
 Fidelity VIP Freedom 2030 Fund Model    Fidelity VIP Freedom 2030 - Service
           Portfolio Option                      Class 2 Sub-Account
 -----------------------------------------------------------------------------

The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

                               30     PROSPECTUS

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WITHDRAWAL BENEFIT OPTIONS
"Withdrawal Benefit Options" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.

SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option ("SureIncome Option"), which is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

We may discontinue offering, at any time without prior notice, the SureIncome Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus

                               31     PROSPECTUS

Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

                               32     PROSPECTUS

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Cancellation of the SureIncome Option

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option

We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New SureIncome Option or any New Option will be made a part of your
    Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New SureIncome
    Option or the New Option

                               33     PROSPECTUS
  must be met as of the date any such Option is made a part of your Contract.
   Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

Death of Owner or Annuitant

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

Termination of the SureIncome Option

The SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase". Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This death benefit option is described below under "Death of Owner or Annuitant" and in the Death Benefits section starting on page 79.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a

                               34     PROSPECTUS

Retirement Income Guarantee Option. The SureIncome Plus Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Plus Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In Option, above, under SureIncome Withdrawal Benefit Option for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as

                               35     PROSPECTUS
calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each

                               36     PROSPECTUS
payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Death of Owner or Annuitant

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section (page 76) for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome Plus Option

The SureIncome Plus Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

                               37     PROSPECTUS

..   On the date the Contract is terminated;

..   On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SureIncome Covered Life" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase" as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit"). This Option is described below under "Death of Owner or Annuitant" and in the Death Benefits section starting on page 79.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.

                               38     PROSPECTUS

We currently offer the following Withdrawal Benefit Factors:

                   Attained Age of
               SureIncome Covered Life Withdrawal Benefit Factor
               ----------------------- -------------------------
                       50 - 59                     4%
                       60 - 69                     5%
                       70    +                     6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

..   If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

                               39     PROSPECTUS

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

                               40     PROSPECTUS

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "Investment Requirements (Applicable to All Withdrawal Benefit Options)" below.

Death of Owner or Annuitant

If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the Death Benefits section page 66 for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome For Life Option

The SureIncome For Life Option will terminate on the earliest of the following to occur:

..   The Benefit Payment is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

..   On the date the SureIncome For Life Option is cancelled as detailed under
    Death of Owner or Annuitant section above;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to

                               41     PROSPECTUS
certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to an available Model Portfolio Option; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                          * Model Portfolio Option 1
--------------------------------------------------------------------------------
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

Note: The TrueBalance Model Portfolio Options were first made available in connection with a Withdrawal Benefit Option on May 1, 2005. Any TrueBalance model portfolios offered under the TrueBalance Asset Allocation Program prior to May 1, 2005, may not be used in connection with a Withdrawal Benefit Option.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded."

                               42     PROSPECTUS

Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1):

                                   Available
--------------------------------------------------------------------------------
Fidelity VIP Freedom Income - Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Growth and Income Securities - Class 2 Sub-Account
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account
FTVIP Mutual Discovery Securities - Class 2 Sub-Account
FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account
FTVIP Franklin U.S. Government - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Lord Abbett Series - All Value Sub-Account
Lord Abbett Series - Bond-Debenture Sub-Account
Lord Abbett Series - Growth and Income Sub-Account
Lord Abbett Series - Growth Opportunities Sub-Account
Lord Abbett Series - Mid-Cap Value Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Balanced/VA - Service Shares Sub-Account
Oppenheimer Core Bond/VA - Service Shares Sub-Account
Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account
Oppenheimer High Income/VA - Service Shares Sub-Account
Oppenheimer Main Street(R)/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Oppenheimer Strategic Bond/VA - Service Shares Sub-Account
Putnam VT Global Asset Allocation - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account
Putnam VT High Yield - Class IB Sub-Account
Putnam VT Income - Class IB Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account
Putnam VT Money Market - Class IB Sub-Account
Putnam VT New Value - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(2)(5)/
UIF Equity and Income, Class II Sub-Account/(2)(5)/
UIF Global Franchise, Class II Sub-Account/(2)(5)/
UIF Mid Cap Growth, Class II Sub-Account/(2)(5)/
UIF U.S. Mid Cap Value, Class I Sub-Account &
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(3)(5)/
UIF U.S. Real Estate, Class II Sub-Account/(2)(5)/
Van Kampen LIT Capital Growth, Class II Sub-Account/(5)/

Van Kampen LIT Comstock, Class II Sub-Account


Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Money Market, Class II Sub-Account


--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Fidelity VIP Growth Stock - Service Class 2 Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Putnam VT Vista - Class IB Sub-Account

UIF Capital Growth, Class I Sub-Account &
UIF Capital Growth, Class II Sub-Account/(2)(3)(5)/
UIF Small Company Growth, Class II Sub-Account/(2)(5)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(4)(5)/

--------------------------------------------------------------------------------

(1)The FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.*

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


(3)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may invest only in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(4)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(5)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio; the Van Kampen UIF Emerging Markets Debt Portfolio changed its name to UIF Emerging Markets Debt Portfolio; the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio; the Van Kampen UIF Equity and Income Portfolio changed its name to the UIF Equity and Income Portfolio; the Van Kampen UIF U.S. Mid Cap Value Portfolio changed its name to the UIF U.S. Mid Cap Value Portfolio; the Van Kampen UIF Mid Cap Growth Portfolio changed its name to the UIF Mid Cap Growth Portfolio; the Van Kampen UIF Global Franchise Portfolio changed its name to the UIF Global Franchise Portfolio; the Van Kampen UIF Small Company Growth Portfolio changed its name to the UIF Small Company Growth Portfolio; the Van Kampen LIT Strategic Growth Portfolio changed its name to the Van Kampen LIT Capital Growth Portfolio; and the Van Kampen LIT Aggressive Growth Portfolio changed its name to the Van Kampen LIT Mid Cap Growth Portfolio.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic

                               43     PROSPECTUS
transaction programs, additional allocations will not be allowed. If you choose to add any Withdrawal Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with a Withdrawal Benefit Option prior to adding it to your Contract.

TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

Investment Alternatives: The Variable Sub-Accounts
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 54* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.


You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or go to www.accessallstate.com.


* Up to 61 Variable Sub-Accounts may be available depending on the date you purchased your Contract. Please see page 50 for information about Sub-Account and/or Portfolio liquidations, mergers and name changes.

Portfolio:                               Each Portfolio Seeks:                                  Investment Adviser:
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation
 Service Class 2
------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio -    High total return with a secondary objective of
 Service Class 2                          principal preservation as the fund approaches its
                                          target date and beyond
------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio -    High total return with a secondary objective of        Fidelity Management &
 Service Class 2                          principal preservation as the fund approaches its     Research Company
                                          target date and beyond
------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio -    High total return with a secondary objective of
 Service Class 2                          principal preservation as the fund approaches its
                                          target date and beyond
------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio -  High total return with a secondary objective of
 Service Class 2                          principal preservation
------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio -    To achieve capital appreciation
 Service Class 2
------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to the total return
 Service Class 2                          of common stocks publicly traded in the United
                                          States as represented by the Standard & Poor's
                                          500/(SM)/ Index (S&P 500(R))
------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -         Long-term growth of capital
 Service Class 2
------------------------------------------------------------------------------------------------

                               44     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                    Investment Adviser:
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income         Capital appreciation with current income as a
 Securities Fund - Class 2                secondary goal.
--------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.
--------------------------------------------------------------------------------------------------Franklin Advisers, Inc.
FTVIP Franklin Large Cap Growth          Capital appreciation
 Securities Fund - Class 2
--------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth      Long-term capital growth.
 Securities Fund - Class 2/(1)/
--------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund -    Income
 Class 2
--------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income            High current income, consistent with preservation of
 Securities Fund - Class 2/(1)/           capital, with capital appreciation as a secondary
                                          consideration.
--------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value           Long-term total return.                                  Franklin Advisory Services,
 Securities Fund - Class 2                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund   Capital appreciation
 - Class 2                                                                                        Franklin Mutual Advisers,
--------------------------------------------------------------------------------------------------LLC
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal
 Class 2
--------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets       Long-term capital appreciation.                          Templeton Asset
 Securities Fund - Class 2                                                                        Management Ltd.
-----------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                                Templeton Investment
 - Class 2                                                                                        Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value      Long-term growth of capital and income without
 Portfolio                                excessive fluctuations in market value
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund -                High current income and the opportunity for capital
 Bond-Debenture Portfolio                 appreciation to produce a high total return             Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and     Long-term growth of capital and income without
 Income Portfolio                         excessive fluctuations in market value
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth         Capital appreciation
 Opportunities Portfolio
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap Value  Capital appreciation through investments, primarily
 Portfolio                                in equity securities, which are believed to be
                                          undervalued in the marketplace
--------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service     Capital appreciation by investing in "growth type"
 Shares                                   companies.
--------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service   A high total investment return, which includes
 Shares                                   current income and capital appreciation in the
                                          value of its shares.
--------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service  High level of current income. As a secondary
 Shares                                   objective, the Portfolio seeks capital appreciation     OppenheimerFunds, Inc.
                                          when consistent with its primary objective.
--------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation         Capital appreciation by investing in securities of well-
 Fund/VA - Service Shares                 known, established companies.
--------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -  Long-term capital appreciation by investing a
 Service Shares                           substantial portion of assets in securities of foreign
                                          issuers, growth-type companies, cyclical industries
                                          and special situations that are considered to have
                                          appreciation possibilities.
--------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA -        A high level of current income from investment in
 Service Shares                           high-yield fixed-income securities.
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -     High total return (which includes growth in the value
 Service Shares                           of its shares as well as current income) from equity
                                          and debt securities.
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        Capital appreciation.
 Fund(R)/VA - Service Shares
--------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA -     A high level of current income principally derived
 Service Shares                           from interest on debt securities.
--------------------------------------------------------------------------------------------------

                               45     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                  Investment Adviser:
---------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of      To provide a balanced investment composed of a well
 Boston - Class IB                        diversified portfolio of value stocks and bonds,
                                          which produce both capital growth and current
                                          income.
------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund   A high level of long-term total return consistent with
 - Class IB                               preservation of capital.
------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class   Capital appreciation.
 IB/(2)/
------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB     High current income. Capital growth is a secondary     Putnam Investment
                                          goal when consistent with achieving high current      Management, LLC
                                          income.                                               ("Putnam Management")
------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB         High current income consistent with what Putnam
                                          Management believes to be prudent risk.
------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB      Long-term growth of capital and any increased
                                          income that results from this growth.
------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB   As high a rate of current income as Putnam
                                          Management believes is consistent with
                                          preservation of capital and maintenance of
                                          liquidity.
------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -       Long-term capital appreciation.
 Class IB/(2)/
------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB      Long-term capital appreciation.
------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB/(2)/  Capital appreciation.
------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income    Capital growth and current income.
 Fund - Class IB/(2)/
------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB          Capital appreciation.
------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class I &  Long-term capital appreciation by investing primarily
 UIF Capital Growth Portfolio, Class      in growth-oriented equity securities of large
 II/(5)(6)/                               capitalization companies.
------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio,     High total return by investing primarily in fixed
 Class II/(6)/                            income securities of government and government-
                                          related issuers and, to a lesser extent, of corporate
                                          issuers in emerging market countries.                 Van Kampen/(4)/
------------------------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class   Capital appreciation and current income.
 II/(6)/
------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class    Long-term capital appreciation.
 II/(6)/
------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class      Long-term capital growth by investing primarily in
 II/(6)/                                  common stocks and other equity securities.
------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio,      Long-term capital appreciation by investing primarily
 Class II/(6)/                            in growth-oriented equity securities of small
                                          companies.
------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a market cycle of
 I & UIF U.S. Mid Cap Value Portfolio,    three to five years by investing in common stocks
 Class II/(5)(6)/                         and other equity securities.
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class    Above average current income and long-term capital
 II/(6)/                                  appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
------------------------------------------------------------------------------------------------


                               46     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                             Investment Adviser:
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.                              Van Kampen Asset
 Portfolio, Class II/(6)/                                                                   Management
-------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio,       Capital growth and income through investments in
 Class II                                 equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
-------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income         Long-term growth of capital and income.
 Portfolio, Class II
-------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(3)(6)/
-------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio,   Protection of capital and high current income
 Class II                                 through investments in money market instruments.
-------------------------------------------------------------------------------------------


(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue those investments. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


(3) Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


(5) The Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class II and the UIF U.S. Mid Cap Value Portfolio, Class II are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004, may only invest in the Variable Sub-Accounts that invest in the UIF Capital Growth Portfolio, Class I and the UIF U.S. Mid Cap Value Portfolio, Class I. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(6) Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio; the Van Kampen UIF Emerging Markets Debt Portfolio changed its name to UIF Emerging Markets Debt Portfolio; the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio; the Van Kampen UIF Equity and Income Portfolio changed its name to the UIF Equity and Income Portfolio; the Van Kampen UIF U.S. Mid Cap Value Portfolio changed its name to the UIF U.S. Mid Cap Value Portfolio; the Van Kampen UIF Mid Cap Growth Portfolio changed its name to the UIF Mid Cap Growth Portfolio; the Van Kampen UIF Global Franchise Portfolio changed its name to the UIF Global Franchise Portfolio; the Van Kampen UIF Small Company Growth Portfolio changed its name to the UIF Small Company Growth Portfolio; the Van Kampen LIT Strategic Growth Portfolio changed its name to the Van Kampen LIT Capital Growth Portfolio; and the Van Kampen LIT Aggressive Growth Portfolio changed its name to the Van Kampen LIT Mid Cap Growth Portfolio.


Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits in, or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM

The TrueBalance asset allocation program ("TrueBalance program") is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit


                               47     PROSPECTUS

Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.


Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.


Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.


Allstate Life and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.


Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.


We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently

                               48     PROSPECTUS
available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected prior to May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, are not available with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

The following applies to TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal

                               49     PROSPECTUS
instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 59.

This option allows you to allocate purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Money Market Variable Sub- Account in this manner may not be consistent with the theory of dollar cost averaging described on page 59.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Money Market Variable Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

                               50     PROSPECTUS

The DCA Fixed Account Option currently is not available if you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "Guarantee Period Account" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Standard Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Plus and Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-Day Window"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of

                               51     PROSPECTUS
your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with Allstate Advisor Plus and Allstate Advisor Preferred Contracts.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Market Value Adjusted Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your sales representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full

                               52     PROSPECTUS
withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

                               53     PROSPECTUS

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the

Investment Alternatives: Transfers
--------------------------------------------------------------------------------

relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.


We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.


                               54     PROSPECTUS

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

                               55     PROSPECTUS

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income - Class IB Sub-Account and 60% to be in the Oppenheimer MidCap/VA - Service Shares Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income - Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income - Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer MidCap/VA - Service Shares Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

Expenses
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

..   for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

                               56     PROSPECTUS

..   for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                    Allstate Advisor                  1.10%
                    ---------------------------------------
                    Allstate Advisor Plus             1.40%
                    ---------------------------------------
                    Allstate Advisor Preferred
                    (5-year withdrawal charge option) 1.40%
                    ---------------------------------------
                    Allstate Advisor Preferred
                    (3-year withdrawal charge option) 1.50%
                    ---------------------------------------
                    Allstate Advisor Preferred
                    (No withdrawal charge option)     1.60%
                    ---------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Allstate Advisor Plus Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

   The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

                               57     PROSPECTUS

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to
May 1, 2003, the annual Rider Fee is 0.25%. The current annual

                               58     PROSPECTUS

Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE
We charge separate annual Rider Fees for each of the SureIncome Option (the "SureIncome Option Fee"), the SureIncome Plus Option (the "SureIncome Plus Option Fee"), and the SureIncome For Life Option (the "SureIncome For Life Option Fee"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "Withdrawal Benefit Option Fees". "Withdrawal Benefit Option Fee" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be

                               59     PROSPECTUS
equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 13. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 55 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Allstate Advisor Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

                               60     PROSPECTUS

All Contracts

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Allstate Advisor Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"Due Proof " includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

Terminal Illness Waiver. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"Due Proof " includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

Unemployment Waiver. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"Unemployment Compensation" means unemployment compensation received from a unit of state or federal government in the U.S. "Due Proof " includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even

                               61     PROSPECTUS
if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses see page 16. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios.

Access to Your Money
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 66.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 53.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

                               62     PROSPECTUS

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-457-7617 for more information.


Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

Income Payments
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

                               63     PROSPECTUS

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

Income Plan 1 - Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

Income Plan 3 - Guaranteed Number of Payments. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

Income Plan 4 - Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

Income Plan 5 - Joint Life Income with Cash Refund. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 6 - Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

Income Plan 7 - Joint Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

                               64     PROSPECTUS

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

Modifying Payments

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

Payout Withdrawal

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

Payout Withdrawal Charge

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

                               65     PROSPECTUS

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                   Number of Complete Years Since We Received the Purchase
                                   Payment Being Withdrawn/Applicable Charge:
  Contract:                         0      1      2      3      4      5     6     7    8+
  ------------------------------------------------------------------------------------------
  Allstate Advisor                   7%     7%     6%     5%     4%     3%   2%     0%  0%
  Allstate Advisor Plus            8.5%   8.5%   8.5%   7.5%   6.5%   5.5%   4%   2.5%  0%
  Allstate Advisor Preferred with:
  5-Year Withdrawal Charge Option    7%     6%     5%     4%     3%     0%
  3-Year Withdrawal Charge Option    7%     6%     5%     0%
  No Withdrawal Charge Option                        None

Additional Information. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this

                               66     PROSPECTUS

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amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("Income Protection Diversification Requirement"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement/(1)/:

Unrestricted Variable Sub-Accounts. There is no limit to the amount of assets supporting your variable income

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payments that you may allocate to any one or more of the following Variable
Sub-Accounts. Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

   Fidelity VIP Freedom Income - Service Class 2 Sub-Account

   FTVIP Franklin U.S. Government - Class 2 Sub-Account

   Oppenheimer Core Bond/VA - Service Shares Sub-Account

   Oppenheimer Strategic Bond/VA - Service Shares Sub-Account

   Putnam VT Income - Class IB Sub-Account

   Putnam VT Money Market - Class IB Sub-Account

   Van Kampen LIT Money Market, Class II Sub-Account

Restricted Variable Sub-Accounts. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

   Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account

   Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account

   Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account

   Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account

   Fidelity VIP Index 500 - Service Class 2 Sub-Account

   Fidelity VIP Mid Cap - Service Class 2 Sub-Account

   FTVIP Franklin Income Securities - Class 2 Sub-Account

   FTVIP Franklin Growth and Income Securities -Class 2 Sub-Account

   FTVIP Franklin Large Cap Growth Securities -Class 2 Sub-Account

   FTVIP Mutual Discovery Securities - Class 2 Sub-Account

   FTVIP Franklin Small Cap Value Securities - Class 2 Sub-Account

   FTVIP Mutual Shares Securities - Class 2 Sub-Account

   FTVIP Templeton Foreign Securities - Class 2 Sub-Account

   Lord Abbett Series - All Value Sub-Account

   Lord Abbett Series - Bond-Debenture Sub-Account

   Lord Abbett Series - Growth and Income Sub-Account

   Lord Abbett Series - Growth Opportunities Sub-Account

   Lord Abbett Series - Mid-Cap Value Sub-Account

   Oppenheimer Balanced/VA - Service Shares Sub-Account

   Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account

   Oppenheimer Global Securities/VA - Service Shares Sub-Account

   Oppenheimer High Income/VA Sub-Account

   Oppenheimer Main Street(R)/VA - Service Shares Sub-Account

   Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

   Putnam VT Global Asset Allocation - Class IB Sub-Account

   Putnam VT Growth and Income - Class IB Sub-Account

   Putnam VT High Yield - Class IB Sub-Account

   Putnam VT International Equity - Class IB Sub-Account

   Putnam VT Investors - Class IB Sub-Account

   Putnam VT New Value - Class IB Sub-Account

   Putnam VT Research - Class IB Sub-Account/(5)/

   Putnam VT The George Putnam Fund of Boston -Class IB Sub-Account

   Putnam VT Utilities Growth and Income - Class IB Sub-Account/(5)/

   Putnam VT Voyager - Class IB Sub-Account

   Van Kampen LIT Comstock, Class II Sub-Account

   Van Kampen LIT Growth and Income, Class II Sub-Account


   UIF Equity and Income, Class II Sub-Account/(4)(6)/

   UIF Capital Growth, Class II Sub-Account (Class I & II)/(2)(4)(6)/

   UIF Global Franchise, Class II Sub-Account/(4)(6)/

   UIF U.S. Mid Cap Value, Class II Sub-Account (Class I & II)/(2)(4)(6)/

   UIF U.S. Real Estate, Class II Sub-Account/(4)(6)/



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Excluded Variable Sub-Accounts.  Currently, none of the following Variable
Sub-Accounts are available to support variable income payments.

   Fidelity VIP Growth Stock - Service Class 2 Sub-Account

   FTVIP Templeton Developing Markets Securities - Class 2 Sub-Account

   Oppenheimer MidCap/VA - Service Shares Sub-Account

   Putnam VT Health Sciences - Class IB Sub-Account/(5)/

   Putnam VT New Opportunities - Class IB Sub-Account/(5)/

   Putnam VT Vista - Class IB Sub-Account


   UIF Emerging Markets Debt, Class II Sub-Account/(4)(6)/

   UIF Mid Cap Growth, Class II Sub-Account/(4)(6)/

   UIF Small Company Growth, Class II Sub-Account/(4)(6)/

   Van Kampen LIT Capital Growth, Class II Sub-Account/(6)/

   Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(3)(6)/


(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account, and the FTVIP Templeton Global Income Securities - Class 2 Sub-Account are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolios in accordance with that program.*


(2)The UIF Capital Growth, Class II Sub-Account and the UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may only invest in the UIF Capital Growth, Class I Sub-Account and the UIF U.S. Mid Cap Value, Class I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Capital Growth, Class II Sub-Account and the UIF U.S. MidCap Value, Class II Sub-Account.

(3)Effective May 1, 2006, the Van Kampen LIT Mid Cap Growth Portfolio, Class II (formerly called the Van Kampen LIT Aggressive Growth Portfolio, Class II) was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*


(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account, and the Putnam VT Utilities Growth and Income - Class IB Sub-Account closed to new investments.*


(6)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio; the Van Kampen UIF Emerging Markets Debt Portfolio changed its name to UIF Emerging Markets Debt Portfolio; the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio; the Van Kampen UIF Equity and Income Portfolio changed its name to the UIF Equity and Income Portfolio; the Van Kampen UIF U.S. Mid Cap Value Portfolio changed its name to the UIF U.S. Mid Cap Value Portfolio; the Van Kampen UIF Mid Cap Growth Portfolio changed its name to the UIF Mid Cap Growth Portfolio; the Van Kampen UIF Global Franchise Portfolio changed its name to the UIF Global Franchise Portfolio; the Van Kampen UIF Small Company Growth Portfolio changed its name to the UIF Small Company Growth Portfolio; the Van Kampen LIT Strategic Growth Portfolio changed its name to the Van Kampen LIT Capital Growth Portfolio; and the Van Kampen LIT Aggressive Growth Portfolio changed its name to the Van Kampen LIT Mid Cap Growth Portfolio.


* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments. If you choose to add the Income Protection Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the Income Protection Benefit Option prior to adding it to your Contract.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection
Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

                               69     PROSPECTUS

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Transfers made for purposes of meeting the Income Protection Diversification
Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

We refer to the issue date of the option as the "Rider Date." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

For each option, an "Income Base" is calculated, which is used only for the purpose of calculating the "Guaranteed Retirement Income Benefit" and the appropriate "Rider Fee," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

..   The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary.

..   The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

..   You must select Fixed Amount Income Payments only.

..   You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

   . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

   . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "Guaranteed Retirement Income Benefit" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

..   The Guaranteed Retirement Income Benefit; or

                               70     PROSPECTUS

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..   For fixed income payments, the Contract Value, adjusted by any applicable
    Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1,
2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   The date the Contract is terminated;

..   If the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..   The Payout Start Date; or

..   For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1,
    2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

Calculation of Income Base.

On the Rider Date, the "RIG 1 Income Base" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 Withdrawal Adjustment" is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for Allstate Advisor
    Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the Payout Start Date; minus

..   RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 Withdrawal Adjustment. Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..   In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

..   In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the result multiplied by

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  the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 Income Base" is defined as the greater of "Income Base A" or "Income Base B."

"Income Base A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "Income Base B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

..   Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

..   On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

Death Benefits
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "Complete Request for Settlement," a claim for distribution of the Death Proceeds must include "Due Proof of Death" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"Death Proceeds" are determined based on when we receive a Complete Request for
Settlement:

..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "Death Benefit."

..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

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DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Enhanced Beneficiary Protection (Annual Increase) Option

..   Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "Death Benefit" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected);

..   The Enhanced Beneficiary Protection (Annual Increase) Option (if selected);
    or

..   The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP Death Benefit" is equal to the sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

   The sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.

Maximum Anniversary Value Death Benefit Option.

The "MAV Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 75), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 79, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract

                               73     PROSPECTUS

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  Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and withdrawals); or

..   The date we next determine the Death Proceeds.

Enhanced Beneficiary Protection (Annual Increase) Option.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for Allstate Advisor
    Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 79, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Allstate Advisor Plus Contracts); or

..   The date we next determine the Death Proceeds.

Earnings Protection Death Benefit Option.

The "Earnings Protection Death Benefit Option" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

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If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the
Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   100% of "In-Force Premium" (excluding purchase payments (and Credit
    Enhancements for Allstate Advisor Plus Contracts) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   40% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

..   50% of "In-Force Premium" (excluding purchase payments (and Credit
    Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "Excess-of-Earnings Withdrawals" made after the Rider Date.

An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 79 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;

..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 79, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

                               75     PROSPECTUS

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS

Death of Contract Owner

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

Category 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

Category 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

Category 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

Option A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

Option C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market - Class IB Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

Option D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

                               76     PROSPECTUS

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Money Market - Class IB Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

Option E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "Annual Required Distribution" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

Death of Annuitant

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

Category 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

Category 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

Option A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

                               77     PROSPECTUS

Option C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Money Market
- Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

Option D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

Qualified Contracts

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   On or after May 1, 2005, the Option may be added only when we issue the
    Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

Death of Co-Annuitant. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following

                               78     PROSPECTUS
conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

..   The beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

..   The Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   The Co-Annuitant must be the legal spouse of the Annuitant. Only one
    Co-Annuitant may be named.

..   The Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

..   The Annuitant must be age 90 or younger on the CSP Application Date.

..   The Co-Annuitant must be age 79 or younger on the CSP Application Date.

..   On or after May 1, 2005, the CSP may be added only when we issue the
    Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

..   We have made no payments under any Income Plan.

..   There is an annual Rider Fee of 0.10% of the Contract Value for new Options
    added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

..   The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

..   The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

..   The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

..   On the date CSP is terminated as described above; or

..   Upon the death of the Annuitant; or

..   Upon the death of the Co-Annuitant; or

..   On the date the Contract is terminated; or

..   On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

                               79     PROSPECTUS

Death of Co-Annuitant.  This section applies if:

..   The CSP Conditions are met.

   . The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

   .   We have received proof satisfactory to us that the Co-Annuitant has died.

   . The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

   . the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

..   The Co-Annuitant was the legal spouse of the Annuitant on the date of
    Annuitant's death.

..   The Owner does not thereafter name a new Co-Annuitant; and

..   The Owner of the Custodial traditional IRA, Custodial Roth IRA, or
    Custodial Simplified Employee Pension IRA remains the Custodian; and

..   The Contract may only be continued once.

More Information
--------------------------------------------------------------------------------


ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invest in the same Portfolio (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use

                               80     PROSPECTUS
the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

Distribution. Allstate Distributors, L.L.C., located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.


We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

                               81     PROSPECTUS

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
(1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and
(4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).


To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.


Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

..   issuance of the Contracts;

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may

                               82     PROSPECTUS
result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS

All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


Taxes
--------------------------------------------------------------------------------


The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury

                               83     PROSPECTUS

Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the

                               84     PROSPECTUS

  Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

Partial Exchanges. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

                               85     PROSPECTUS

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

                               86     PROSPECTUS

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal

                               87     PROSPECTUS
withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as

                               88     PROSPECTUS
an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

                               89     PROSPECTUS

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

Annual Reports and Other Documents
--------------------------------------------------------------------------------



Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2007, is incorporated herein by reference, which means that it is legally a part of this prospectus.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.


If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.


                               90     PROSPECTUS

Statement of Additional Information Table of Contents
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Additions, Deletions, or Substitutions of Investments
       --------------------------------------------------------------------
       The Contracts
       --------------------------------------------------------------------
       Calculation of Accumulation Unit Values
       --------------------------------------------------------------------
       Calculation of Variable Income Payments
       --------------------------------------------------------------------

--------------------------------------------------------------------------------

                        General Matters
                        -------------------------------
                        Experts
                        -------------------------------
                        Financial Statements
                        -------------------------------
                        Appendix A
                        -------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               91     PROSPECTUS

Appendix A
Allstate Advisor Contract Comparison Chart
--------------------------------------------------------------------------------

                                                                           Advisor Preferred
Feature                  Advisor          Advisor Plus     -------------------------------------------------
                                                           5-year Withdrawal 3-year Withdrawal No Withdrawal
                                                             Charge Option     Charge Option   Charge Option
-                  -                   -                   -------------------------------------------------
                                       up to 5% depending
                                       on issue age and
                                       amount of purchase
Credit Enhancement        None         payments                  None              None            None
------------------------------------------------------------------------------------------------------------
Mortality and
Expense
Risk Charge
(Base Contract)           1.10%               1.40%              1.40%             1.50%           1.60%
------------------------------------------------------------------------------------------------------------
Withdrawal Charge
(% of purchase                         8.5/ 8.5/ 8.5/ 7.5/
payment)           7/ 7/ 6/ 5/ 4/ 3/ 2   6.5/ 5.5/ 4/2.5     7/ 6/ 5/ 4/ 3        7/ 6/ 5          None
------------------------------------------------------------------------------------------------------------
                   Confinement,        Confinement,        Confinement,      Confinement,
Withdrawal Charge  Terminal Illness,   Terminal Illness,   Terminal Illness, Terminal Illness,
Waivers            Unemployment        Unemployment        Unemployment      Unemployment           N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                                       DCA Fixed Account
                                             Option
------------------------------------------------------------------------------------------------
                                                               Advisor Preferred
                      Advisor    Advisor Plus  -------------------------------------------------
                                                    5-Year            3-Year
                                               Withdrawal Charge Withdrawal Charge No Withdrawal
                                                    Option            Option       Charge Option
-                  -             -             -------------------------------------------------
                   3 to 6-month  3 to 6-month    3 to 6-month      3 to 6-month         N/A
Transfer Periods   -----------------------------------------------------------------------------
                   7 to 12-month 7 to 12-month   7 to 12-month     7 to 12-month        N/A

                               Standard Fixed Account Option (some options not available in all states)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        Advisor Preferred
                                  Advisor                 AdvisorPlus -----------------------------------------------------
                                                                           5-Year            3-Year              No
                                                                      Withdrawal Charge Withdrawal Charge Withdrawal Charge
                                                                           Option            Option            Option
--------------------                                      -           -----------------------------------------------------
                                  1-year                      N/A            N/A               N/A               N/A
                   --------------------------------------------------------------------------------------------------------
                                  3-year*                     N/A            N/A               N/A               N/A
Guarantee Periods  --------------------------------------------------------------------------------------------------------
                                  5-year*                     N/A            N/A               N/A               N/A
                   --------------------------------------------------------------------------------------------------------
                                  7-year*                     N/A            N/A               N/A               N/A

* Available only in states in which the MVA Fixed Account Option is not offered.

                               92     PROSPECTUS

                  MVA Fixed Account Option (not available in all states)**
--------------------------------------------------------------------------------------------
                                                         Advisor Preferred
                  Advisor Advisor Plus -----------------------------------------------------
                                            5-Year            3-Year              No
                                       Withdrawal Charge Withdrawal Charge Withdrawal Charge
                                            Option            Option            Option
-                 -       -            -----------------------------------------------------
                  3-year    3-year          3-year            3-year            3-year
                  --------------------------------------------------------------------------
                  5-year    5-year          5-year            5-year            5-year
Guarantee Periods --------------------------------------------------------------------------
                  7-year    7-year          7-year            7-year            7-year
                  --------------------------------------------------------------------------
                  10-year   10-year         10-year           10-year           10-year

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

                               93     PROSPECTUS

Appendix B - Market Value Adjustment
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the term length of the
        Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J   =   the Treasury Rate for a maturity equal to the term length of the Market
        Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value
        Adjusted Fixed Guarantee Period Account, the date we determine the
        Death Proceeds, or the Payout Start Date, as the case may be ("Market
        Value Adjustment Date").

N   =   the number of whole and partial years from the Market Value Adjustment
        Date to the expiration of the term length of the Market Value Adjusted
        Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                Examples Of Market Value Adjustment
Purchase Payment: $10,000 allocated to a Market Value Adjusted
                  Fixed Guarantee Period Account
Guarantee Period: 5 years
Interest Rate:    4.50%
Full Withdrawal:  End of Contract Year 3
Contract:         Allstate Advisor*

             Example 1: (Assumes Declining Interest Rates)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =    4.50%
 Adjustment:
                                       J   =    4.20%
                                                730 DAYS
                                       N   =    _________  = 2
                                                365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [.045 - (.042 + .0025)] X 2
                                           = .0009
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment
                                       =   .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount received  =   $11,411.66 - $510 + $10.27 =
 by Contract owner as a result of          $10,911.93
 full withdrawal at the end of
 Contract Year 3:

                               94     PROSPECTUS

               Example 2: (Assumes Rising Interest Rates)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =    4.50%
 Adjustment:
                                       J   =    4.80%
                                                730 DAYS
                                       N   =    _________  = 2
                                                365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [(.045 - (.048 + .0025)] X
                                           (2) = -.0099
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment:
                                       =   -.0099 X $11,411.66 = -($112.98)
Step 5: Calculate the amount received  =   $11,411.66 - $510 - $112.98 =
 by Contract owner as a result of          $10,788.68
 full withdrawal at the end of
 Contract Year 3:

* These examples assume the election of the Allstate Advisor Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under Allstate Advisor Plus and Allstate Advisor Preferred Contracts, which have different expenses and withdrawal charges.

                               95     PROSPECTUS

Appendix C
Example of Calculation of Income Protection Benefit
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

        Adjusted age of Annuitant on the Payout Start Date:  65
        ----------------------------------------------------------------
        Sex of Annuitant:                                    male
        ----------------------------------------------------------------
        Income Plan selected:                                1
        ----------------------------------------------------------------
        Payment frequency:                                   monthly
        ----------------------------------------------------------------
        Amount applied to variable income payments under the
        Income Plan:                                         $100,000.00
        ----------------------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                    3%
--------------------------------------------------------------------------------------------
Guaranteed minimum variable income payment: 85% of the initial variable a mount income value
--------------------------------------------------------------------------------------------

Step 1 - Calculation of the initial variable amount income value:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

Step 2 - Calculation of the amount guaranteed under the Income Protection Benefit Option:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

Step 3 - Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               96     PROSPECTUS

Appendix D
Withdrawal Adjustment Example - Income Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                      Income Benefit Amount
                                                                 -------------------------------
                                                                                      5%
                                                                               Roll-Up Value**
                                                                              ------------------
                            Beginning                 Contract     Maximum     Advisor
             Type of         Contract  Transaction  Value After  Anniversary     and
 Date       Occurrence        Value       Amount     Occurrence     Value     Preferred   Plus
------------------------------------------------------------------------------------------------
1/1/04 Contract Anniversary $   55,000            _ $     55,000 $     55,000 $   52,500 $54,600
------------------------------------------------------------------------------------------------
7/1/04  Partial Withdrawal  $   60,000 $     15,000 $     45,000 $     41,250 $   40,176 $41,859
------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.


--------------------------------------------------------------------------------------------------------------

Maximum Anniversary Value Income Benefit
--------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                        (a)
--------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                           (b)
--------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                           (c)
--------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                       [(a)/(b)]*(c)
--------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit
--------------------------------------------------------------------------------------------------------------

5 % Roll-Up Value Income Benefit**
--------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                  (a)
--------------------------------------------------------------------------------------------------------------
STEP I - Dollar For Dollar Portion
--------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                           (b)
--------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181
days worth of interest on $52,500 and $54,600, respectively)                                     (c)
--------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                             (d)
--------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest) (e)=(d) * 1.05^ -0.5
--------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                 (b')=(b) - (d)
--------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                        (c')=(c) - (e)
--------------------------------------------------------------------------------------------------------------
STEP 2 - Proportional Portion
--------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                   (a')=(a) - (d)
--------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                     (a')/(b')*(c')
--------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                  (b') - (a')
--------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2
--------------------------------------------------------------------------------------------------------------

                                                                                         Advisor and Preferred  Plus
----------------------------------------------------------------------------------------------------------------------

Maximum Anniversary Value Income Benefit
----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                       $15,000        $15,000
----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                          $60,000        $60,000
----------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                          $55,000        $55,000
----------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                           $13,750        $13,750
----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                         $41,250        $41,250
----------------------------------------------------------------------------------------------------------------------

5 % Roll-Up Value Income Benefit**
----------------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                 $15,000        $15,000
----------------------------------------------------------------------------------------------------------------------
STEP I - Dollar For Dollar Portion
----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                          $60,000        $60,000
----------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181
days worth of interest on $52,500 and $54,600, respectively)                                    $53,786        $55,937
----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                            $2,625         $2,730
----------------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)        $2,562         $2,664
----------------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                     $57,375        $57,270
----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                            $51,224        $53,273
----------------------------------------------------------------------------------------------------------------------
STEP 2 - Proportional Portion
----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                       $12,375        $12,270
----------------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                         $11,048        $11,414
----------------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                     $45,000        $45,000
----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                                            $40,176        $41,859
----------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

                               97     PROSPECTUS

Appendix E Withdrawal Adjustment Example - Death Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

                                                                                  Death Benefit Amount
                                                                 ------------------------------------------------------
                                                                       Purchase                          Enhanced
                                                                    Payment Value                  Beneficiary Value**
                                                                 --------------------              --------------------
                            Beginning                 Contract                          Maximum
             Type of         Contract  Transaction  Value After  Advisor and          Anniversary  Advisor and
 Date       Occurrence        Value       Amount     Occurrence   Preferred    Plus      Value      Preferred    Plus
-----------------------------------------------------------------------------------------------------------------------
1/1/06 Contract Anniversary $   55,000            _ $     55,000 $     50,000 $52,000 $     55,000 $     52,500 $54,600
-----------------------------------------------------------------------------------------------------------------------
7/1/06  Partial Withdrawal  $   60,000 $     15,000 $     45,000 $     37,500 $39,000 $     41,250 $     40,339 $41,953
-----------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                                      Advisor and Preferred
----------------------------------------------------------------------------------------------------------------------------
Purchase Payment Value Death Benefit
----------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                    (a)             $15,000
----------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                       (b)             $60,000
----------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                        (c)             $50,000
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                   [(a)/(b)]*(c)        $12,500
----------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                       $37,500
----------------------------------------------------------------------------------------------------------------------------

MAV Death Benefit
----------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                    (a)             $15,000
----------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                       (b)             $60,000
----------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                        (c)             $55,000
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                   [(a)/(b)]*(c)        $13,750
----------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                       $41,250
----------------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection (Annual Increase) Benefit**
----------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                    (a)             $15,000
----------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                       (b)             $60,000
----------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                      (c)             $53,786
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                   [(a)/(b)]*(c)        $13,446
----------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                       $40,339
----------------------------------------------------------------------------------------------------------------------------

                                                                                         Plus
-----------------------------------------------------------------------------------------------
Purchase Payment Value Death Benefit
-----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                               $15,000
-----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                  $60,000
-----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                   $52,000
-----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                   $13,000
-----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                  $39,000
-----------------------------------------------------------------------------------------------

MAV Death Benefit
-----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                               $15,000
-----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                  $60,000
-----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                   $55,000
-----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                   $13,750
-----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                  $41,250
-----------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection (Annual Increase) Benefit**
-----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                               $15,000
-----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                  $60,000
-----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                 $55,937
-----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                   $13,984
-----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                  $41,953
-----------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Enhanced Beneficiary Protection (Annual Increase)
  Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                               98     PROSPECTUS

Appendix F
Calculation of Earnings Protection Death Benefit*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

 Excess of Earnings Withdrawals                    =   $0
 Purchase Payments in the 12 months prior to death =   $0
 In-Force Premium                                      $100,000
                                                   =   ($100,000+ $0 -$0)
 In-Force Earnings                                     $25,000
                                                   =   ($125,000-$100,000)
 Earnings Protection Death Benefit**               =   40% * $25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

   Excess of Earnings Withdrawals                        $5,000
                                                     =   ($10,000-$5,000)
   Purchase Payments in the 12 months prior to death =   $0
   In-Force Premium                                      $95,000
                                                     =   ($100,000+$0-$5,000)
   In-Force Earnings                                     $19,000
                                                     =   ($114,000-$95,000)
   Earnings Protection Death Benefit**               =   40%*$19,000=$7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death

                               99     PROSPECTUS

Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                        $30,000
                                                  =   ($50,000-$20,000)
Purchase Payments in the 12 months prior to death =   $0
In-Force Premium                                      $120,000
                                                  =   ($110,000+$40,000-$30,000)
In-Force Earnings                                     $20,000
                                                  =   ($140,000-$120,000)
Earnings Protection Death Benefit**               =   25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

* *If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for Allstate Advisor Plus Contract.

Example 4: Spousal Continuation

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

   Excess of Earnings Withdrawals                    =   $0
   Purchase Payments in the 12 months prior to death =   $0
   In-Force Premium                                      $100,000
                                                     =   ($100,000+$0-$0)
   In-Force Earnings                                     $50,000
                                                     =   ($150,000-$100,000)
   Earnings Protection Death Benefit**               =   40%*$50,000=$20,000
   Contract Value                                    =   $150,000
   Death Benefit                                     =   $160,000
   Earnings Protection Death Benefit                 =   $20,000
   Continuing Contract Value                             $180,000
                                                     =   ($160,000+$20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                              100     PROSPECTUS

Appendix G - Withdrawal Adjustment Example - TrueReturn Accumulation Benefit*
--------------------------------------------------------------------------------

Issue Date: January 2, 2005

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for Allstate Advisor and Allstate Advisor Preferred Contracts, $52,000 for Allstate Advisor Plus Contracts (assuming issue age 85 or younger)

                                                                 Benefit Base
                                                              -------------------
                                                                   Purchase
                                                                 Payment Value
                                                              -------------------
                            Beginning              Contract
             Type of        Contract  Transaction Value After Advisor and
 Date       Occurrence        Value     Amount    Occurrence   Preferred   Plus
---------------------------------------------------------------------------------
1/2/06 Contract Anniversary  $55,000       _        $55,000     $50,000   $52,000
---------------------------------------------------------------------------------
7/2/06  Partial Withdrawal   $60,000    $15,000     $45,000     $37,500   $39,000
---------------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                            Advisor and
                                                                             Preferred   Plus
-----------------------------------------------------------------------------------------------
Benefit Base
-----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                          (a)        $15,000   $15,000
-----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal             (b)        $60,000   $60,000
-----------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial Withdrawal      (c)        $50,000   $52,000
-----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                         [(a)/(b)]*(c)   $12,500   $13,000
-----------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                         $37,500   $39,000
-----------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                              101     PROSPECTUS

Appendix H - SureIncome Withdrawal Benefit Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

                              102     PROSPECTUS

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                              103     PROSPECTUS

Appendix I - SureIncome Plus Withdrawal Benefit Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

                              104     PROSPECTUS

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

                              105     PROSPECTUS

Appendix J - SureIncome For Life Withdrawal Benefit Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Advisor contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

                              106     PROSPECTUS

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

                              107     PROSPECTUS

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

                              108     PROSPECTUS

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

                              109     PROSPECTUS

Appendix K - Accumulation Unit Values
--------------------------------------------------------------------------------


Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contract us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

The names of the following Sub-Accounts changed since December 31, 2007. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



  Sub-Account Name as of December 31,
                  2007
  (as appears in the following tables
      of Accumulation Unit Values)       Sub-Account Name as of May 1, 2008
 -----------------------------------------------------------------------------
 Van Kampen UIF Equity Growth
 Portfolio, Class II                    UIF Equity Growth Portfolio, Class II
 Van Kampen UIF Emerging Markets Debt   UIF Emerging Markets Debt Portfolio,
 Portfolio, Class II                    Class II
 Van Kampen UIF U.S. Real Estate,
 Class II                               UIF U.S. Real Estate, Class II
 Van Kampen UIF Equity and Income,
 Class II                               UIF Equity and Income, Class II
 Van Kampen UIF U.S. Mid Cap Value,     UIF U.S. Mid Cap Value, Classes I and
 Classes I and II                       II
 Van Kampen UIF U.S. Mid Cap Growth,
 Class II                               UIF U.S. Mid Cap Growth, Class II
 Van Kampen UIF Global Franchise,
 Class II                               UIF Global Franchise, Class II
 Van Kampen UIF Small Company Growth,
 Class II                               UIF Small Company Growth, Class II
 Van Kampen LIT Strategic Growth,       Van Kampen LIT Capital Growth, Class
 Class II                               II
 Van Kampen LIT Aggressive Growth,      Van Kampen LIT Mid Cap Growth, Class
 Class II                               II
 -----------------------------------------------------------------------------

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Basic Contract)


                           Mortality & Expense = 1.1


--------------------------------------------------------------------------------


                                                           For the Year Ending December 31,
Sub-Accounts                                            2002 2003 2004 2005   2006      2007
-----------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period            -    -    -    -   $ 10.000 $   10.291
 Accumulation Unit Value, End of Period                  -    -    -    -   $ 10.291 $   11.915
 Number of Units Outstanding, End of Period              -    -    -    -    516,451  1,004,070
-----------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period            -    -    -    -   $ 10.000 $   10.483
 Accumulation Unit Value, End of Period                  -    -    -    -   $ 10.483 $   11.218
 Number of Units Outstanding, End of Period              -    -    -    -     24,455     70,102
-----------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period            -    -    -    -   $ 10.000 $   10.513
 Accumulation Unit Value, End of Period                  -    -    -    -   $ 10.513 $   11.411
 Number of Units Outstanding, End of Period              -    -    -    -     54,334    128,871
-----------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period            -    -    -    -   $ 10.000 $   10.522
 Accumulation Unit Value, End of Period                  -    -    -    -   $ 10.522 $   11.536
 Number of Units Outstanding, End of Period              -    -    -    -     14,031     28,063
-----------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period            -    -    -    -   $ 10.000 $   10.373
 Accumulation Unit Value, End of Period                  -    -    -    -   $ 10.373 $   10.845
 Number of Units Outstanding, End of Period              -    -    -    -     16,899     48,727
-----------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period            -    -    -    -   $ 10.000 $    9.766
 Accumulation Unit Value, End of Period                  -    -    -    -   $  9.766 $   11.790
 Number of Units Outstanding, End of Period              -    -    -    -     19,226     53,608
-----------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period            -    -    -    -   $ 10.000 $   10.846
 Accumulation Unit Value, End of Period                  -    -    -    -   $ 10.846 $   11.260
 Number of Units Outstanding, End of Period              -    -    -    -     45,567    270,300
-----------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period            -    -    -    -   $ 10.000 $    9.899
 Accumulation Unit Value, End of Period                  -    -    -    -   $  9.899 $   11.269
 Number of Units Outstanding, End of Period              -    -    -    -    102,347    251,766
-----------------------------------------------------------------------------------------------


                              110     PROSPECTUS

                                                                    For the Year Ending December 31,
Sub-Accounts                                           2002     2003      2004       2005       2006       2007
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund -
Class 2
 Accumulation Unit Value, Beginning of Period         $10.000 $ 10.860 $   13.475 $   14.713 $   15.034 $   17.328
 Accumulation Unit Value, End of Period               $10.860 $ 13.475 $   14.713 $   15.034 $   17.328 $   16.469
 Number of Units Outstanding, End of Period             4,339  576,019  1,237,251  1,509,644  1,376,859  1,236,047
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -        - $   10.000 $   11.263 $   11.297 $   13.185
 Accumulation Unit Value, End of Period                     -        - $   11.263 $   11.297 $   13.185 $   13.503
 Number of Units Outstanding, End of Period                 -        -    550,454  2,186,987  3,300,784  4,027,508
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund -
Class 2
 Accumulation Unit Value, Beginning of Period               -        - $   10.000 $   10.533 $   10.508 $   11.503
 Accumulation Unit Value, End of Period                     -        - $   10.533 $   10.508 $   11.503 $   12.061
 Number of Units Outstanding, End of Period                 -        -     43,535    812,179  1,735,490  2,114,492
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund -
Class 2 (1)
 Accumulation Unit Value, Beginning of Period         $10.000 $ 11.545 $   15.641 $   17.211 $   17.803 $   19.101
 Accumulation Unit Value, End of Period               $11.545 $ 15.641 $   17.211 $   17.803 $   19.101 $   20.973
 Number of Units Outstanding, End of Period               882   21,349     21,824     21,130     20,318     17,140
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund -
Class 2
 Accumulation Unit Value, Beginning of Period         $10.000 $ 11.235 $   14.653 $   17.899 $   19.217 $   22.191
 Accumulation Unit Value, End of Period               $11.235 $ 14.653 $   17.899 $   19.217 $   22.191 $   21.382
 Number of Units Outstanding, End of Period             2,864  211,298    454,938    704,731    787,501    728,134
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -        - $   10.000 $   10.274 $   10.385 $   10.664
 Accumulation Unit Value, End of Period                     -        - $   10.274 $   10.385 $   10.664 $   11.221
 Number of Units Outstanding, End of Period                 -        -    268,158    454,107    553,564    643,995
------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -        -          -          - $   10.000 $   11.041
 Accumulation Unit Value, End of Period                     -        -          -          - $   11.041 $   12.189
 Number of Units Outstanding, End of Period                 -        -          -          -    179,990    443,786
------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period         $10.000 $ 10.333 $   12.765 $   14.192 $   15.488 $   18.099
 Accumulation Unit Value, End of Period               $10.333 $ 12.765 $   14.192 $   15.488 $   18.099 $   18.486
 Number of Units Outstanding, End of Period             6,303  442,689  1,161,162  1,757,967  2,186,968  2,266,150
------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund -
Class 2
 Accumulation Unit Value, Beginning of Period         $10.000 $ 11.243 $   16.979 $   20.902 $   26.292 $   33.244
 Accumulation Unit Value, End of Period               $11.243 $ 16.979 $   20.902 $   26.292 $   33.244 $   42.259
 Number of Units Outstanding, End of Period               112   43,987    127,960    215,039    254,473    259,442
------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period         $10.000 $ 10.484 $   13.683 $   16.009 $   17.410 $   20.872
 Accumulation Unit Value, End of Period               $10.484 $ 13.683 $   16.009 $   17.410 $   20.872 $   23.785
 Number of Units Outstanding, End of Period             1,995  141,338    352,761    841,251  1,384,661  1,600,147
------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund -
Class 2 (1)
 Accumulation Unit Value, Beginning of Period         $10.000 $ 10.730 $   12.969 $   14.688 $   14.052 $   15.643
 Accumulation Unit Value, End of Period               $10.730 $ 12.969 $   14.688 $   14.052 $   15.643 $   17.139
 Number of Units Outstanding, End of Period             1,065   27,419     28,702     29,443     24,121     24,104
------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio
 Accumulation Unit Value, Beginning of Period               -        - $   10.000 $   10.920 $   11.529 $   13.047
 Accumulation Unit Value, End of Period                     -        - $   10.920 $   11.529 $   13.047 $   13.743
 Number of Units Outstanding, End of Period                 -        -     15,276    148,760    258,059    281,424
------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio
 Accumulation Unit Value, Beginning of Period               -        - $   10.000 $   10.370 $   10.371 $   11.192
 Accumulation Unit Value, End of Period                     -        - $   10.370 $   10.371 $   11.192 $   11.731
 Number of Units Outstanding, End of Period                 -        -     81,198    533,540    959,024  1,203,223
------------------------------------------------------------------------------------------------------------------


                              111     PROSPECTUS

                                                                    For the Year Ending December 31,
Sub-Accounts                                           2002     2003      2004       2005       2006       2007
------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio
 Accumulation Unit Value, Beginning of Period               -        - $   10.000 $   10.904 $   11.114 $   12.866
 Accumulation Unit Value, End of Period                     -        - $   10.904 $   11.114 $   12.866 $   13.135
 Number of Units Outstanding, End of Period                 -        -    142,509    674,689    977,874  1,131,948
------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities
Portfolio
 Accumulation Unit Value, Beginning of Period               -        - $   10.000 $   11.153 $   11.518 $   12.268
 Accumulation Unit Value, End of Period                     -        - $   11.153 $   11.518 $   12.268 $   14.685
 Number of Units Outstanding, End of Period                 -        -     16,581    103,190    307,914    401,093
------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap Value Portfolio
 Accumulation Unit Value, Beginning of Period               -        - $   10.000 $   11.136 $   11.896 $   13.179
 Accumulation Unit Value, End of Period                     -        - $   11.136 $   11.896 $   13.179 $   13.084
 Number of Units Outstanding, End of Period                 -        -    136,025    867,902  1,058,446  1,096,947
------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period         $10.000 $ 10.069 $   12.468 $   14.698 $   16.248 $   16.472
 Accumulation Unit Value, End of Period               $10.069 $ 12.468 $   14.698 $   16.248 $   16.472 $   17.240
 Number of Units Outstanding, End of Period             1,697  147,767    230,665    310,149    334,836    269,795
------------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period         $10.000 $ 10.706 $   13.176 $   14.280 $   14.614 $   15.992
 Accumulation Unit Value, End of Period               $10.706 $ 13.176 $   14.280 $   14.614 $   15.992 $   16.335
 Number of Units Outstanding, End of Period             2,115  259,159    562,275    694,753    687,270    626,947
------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -        - $   10.000 $   10.118 $   10.221 $   10.587
 Accumulation Unit Value, End of Period                     -        - $   10.118 $   10.221 $   10.587 $   10.877
 Number of Units Outstanding, End of Period                 -        -     16,015    198,046  1,022,486  1,758,893
------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service
Shares
 Accumulation Unit Value, Beginning of Period               - $ 10.000 $   12.323 $   12.968 $   13.424 $   14.269
 Accumulation Unit Value, End of Period                     - $ 12.323 $   12.968 $   13.424 $   14.269 $   16.036
 Number of Units Outstanding, End of Period                 -  250,178    723,531  1,303,079  1,418,096  1,252,093
------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service
Shares
 Accumulation Unit Value, Beginning of Period         $10.000 $ 10.157 $   14.323 $   16.808 $   18.924 $   21.924
 Accumulation Unit Value, End of Period               $10.157 $ 14.323 $   16.808 $   18.924 $   21.924 $   22.956
 Number of Units Outstanding, End of Period                45  200,904    384,682    533,061    560,411    551,050
------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period         $10.000 $ 10.670 $   13.039 $   13.995 $   14.092 $   15.194
 Accumulation Unit Value, End of Period               $10.670 $ 13.039 $   13.995 $   14.092 $   15.194 $   14.926
 Number of Units Outstanding, End of Period             1,293  199,763    512,385    642,887    651,221    646,720
------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period         $10.000 $ 10.186 $   12.713 $   13.696 $   14.296 $   16.195
 Accumulation Unit Value, End of Period               $10.186 $ 12.713 $   13.696 $   14.296 $   16.195 $   16.649
 Number of Units Outstanding, End of Period             4,827  432,829    752,941  1,271,750  1,689,212  1,682,353
------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service
Shares
 Accumulation Unit Value, Beginning of Period         $10.000 $ 10.363 $   14.755 $   17.358 $   18.799 $   21.278
 Accumulation Unit Value, End of Period               $10.363 $ 14.755 $   17.358 $   18.799 $   21.278 $   20.709
 Number of Units Outstanding, End of Period               944  156,683    294,993    490,871    570,415    531,717
------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period         $10.000 $ 10.560 $   12.213 $   13.072 $   13.224 $   13.998
 Accumulation Unit Value, End of Period               $10.560 $ 12.213 $   13.072 $   13.224 $   13.998 $   15.136
 Number of Units Outstanding, End of Period            10,218  432,449  1,265,037  2,210,765  2,542,348  2,521,268
------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $ 10.397 $   12.510 $   13.473 $   14.227 $   15.850
 Accumulation Unit Value, End of Period               $10.397 $ 12.510 $   13.473 $   14.227 $   15.850 $   16.104
 Number of Units Outstanding, End of Period                46   27,406    100,508    225,972    289,761    302,756
------------------------------------------------------------------------------------------------------------------


                              112     PROSPECTUS

                                                             For the Year Ending December 31,
Sub-Accounts                                     2002     2003     2004      2005       2006       2007
----------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period   $10.000 $ 10.807 $ 13.589 $   14.904 $   15.482 $   17.714
 Accumulation Unit Value, End of Period         $10.807 $ 13.589 $ 14.904 $   15.482 $   17.714 $   16.428
 Number of Units Outstanding, End of Period      10,128  581,918  872,350    894,861    859,159    786,066
----------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period   $10.000 $  9.732 $ 11.373 $   12.026 $   13.438 $   13.636
 Accumulation Unit Value, End of Period         $ 9.732 $ 11.373 $ 12.026 $   13.438 $   13.636 $   13.378
 Number of Units Outstanding, End of Period       4,020   87,288  143,322    121,045    106,651     90,746
----------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period   $10.000 $ 10.750 $ 13.428 $   14.652 $   14.911 $   16.269
 Accumulation Unit Value, End of Period         $10.750 $ 13.428 $ 14.652 $   14.911 $   16.269 $   16.506
 Number of Units Outstanding, End of Period       2,077  238,535  421,723    615,143    729,961    684,787
----------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period   $10.000 $ 10.194 $ 10.507 $   10.832 $   10.945 $   11.292
 Accumulation Unit Value, End of Period         $10.194 $ 10.507 $ 10.832 $   10.945 $   11.292 $   11.728
 Number of Units Outstanding, End of Period      10,364  486,154  887,522  1,526,481  2,193,099  2,340,081
----------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period   $10.000 $ 10.613 $ 13.465 $   15.444 $   17.105 $   21.566
 Accumulation Unit Value, End of Period         $10.613 $ 13.465 $ 15.444 $   17.105 $   21.566 $   23.067
 Number of Units Outstanding, End of Period       3,753  172,681  250,483    336,711    486,115    661,099
----------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period   $10.000 $ 10.416 $ 13.072 $   14.535 $   15.611 $   17.558
 Accumulation Unit Value, End of Period         $10.416 $ 13.072 $ 14.535 $   15.611 $   17.558 $   16.435
 Number of Units Outstanding, End of Period       3,968   94,549  111,067    170,882    226,431    231,530
----------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period   $10.000 $  9.993 $  9.914 $    9.851 $    9.970 $   10.274
 Accumulation Unit Value, End of Period         $ 9.993 $  9.914 $  9.851 $    9.970 $   10.274 $   10.626
 Number of Units Outstanding, End of Period       5,773  239,378  611,958  1,639,066  3,059,102  2,741,531
----------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period   $10.000 $ 10.388 $ 13.580 $   14.787 $   16.056 $   17.206
 Accumulation Unit Value, End of Period         $10.388 $ 13.580 $ 14.787 $   16.056 $   17.206 $   17.958
 Number of Units Outstanding, End of Period       2,917  115,558  110,548     99,940     86,751     73,981
----------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period   $10.000 $ 11.214 $ 14.664 $   16.708 $   17.465 $   20.001
 Accumulation Unit Value, End of Period         $11.214 $ 14.664 $ 16.708 $   17.465 $   20.001 $   18.777
 Number of Units Outstanding, End of Period         114   77,578  251,024    540,431    692,321    765,754
----------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period   $10.000 $ 10.651 $ 13.177 $   13.990 $   14.502 $   15.935
 Accumulation Unit Value, End of Period         $10.651 $ 13.177 $ 13.990 $   14.502 $   15.935 $   15.817
 Number of Units Outstanding, End of Period           5   56,293   84,821     82,817     78,283     64,794
----------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston -
Class IB
 Accumulation Unit Value, Beginning of Period   $10.000 $ 10.524 $ 12.158 $   12.986 $   13.332 $   14.729
 Accumulation Unit Value, End of Period         $10.524 $ 12.158 $ 12.986 $   13.332 $   14.729 $   14.677
 Number of Units Outstanding, End of Period       6,824  384,959  698,080    897,148  1,002,203    940,566
----------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund -
Class IB (2)
 Accumulation Unit Value, Beginning of Period   $10.000 $ 11.480 $ 14.145 $   16.978 $   18.197 $   22.819
 Accumulation Unit Value, End of Period         $11.480 $ 14.145 $ 16.978 $   18.197 $   22.819 $   27.015
 Number of Units Outstanding, End of Period         377   50,148   84,872     74,344     58,275     46,926
----------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB
 Accumulation Unit Value, Beginning of Period   $10.000 $ 10.381 $ 13.646 $   15.976 $   17.687 $   18.411
 Accumulation Unit Value, End of Period         $10.381 $ 13.646 $ 15.976 $   17.687 $   18.411 $   18.865
 Number of Units Outstanding, End of Period       2,612   97,780  138,680    165,471    161,338    145,788
----------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period   $10.000 $ 10.118 $ 12.475 $   12.934 $   13.494 $   14.045
 Accumulation Unit Value, End of Period         $10.118 $ 12.475 $ 12.934 $   13.494 $   14.045 $   14.628
 Number of Units Outstanding, End of Period       8,458  496,984  797,854    889,274    777,631    651,974
----------------------------------------------------------------------------------------------------------


                              113     PROSPECTUS

                                                                      For the Year Ending December 31,
Sub-Accounts                                              2002     2003     2004      2005       2006       2007
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio -
Class II (3)
 Accumulation Unit Value, Beginning of Period                  -        - $ 10.000 $   11.153 $   12.233 $   12.670
 Accumulation Unit Value, End of Period                        -        - $ 11.153 $   12.233 $   12.670 $   14.706
 Number of Units Outstanding, End of Period                    -        -  148,068    145,429    126,259    101,130
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                  -        - $ 10.000 $   11.366 $   11.681 $   13.381
 Accumulation Unit Value, End of Period                        -        - $ 11.366 $   11.681 $   13.381 $   12.900
 Number of Units Outstanding, End of Period                    -        -  214,722  1,023,815  1,184,603  1,155,302
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period            $10.000 $  9.418 $ 11.811 $   12.448 $   13.227 $   13.399
 Accumulation Unit Value, End of Period                  $ 9.418 $ 11.811 $ 12.448 $   13.227 $   13.399 $   15.427
 Number of Units Outstanding, End of Period                   62  128,295  253,189    318,205    325,314    267,235
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period            $10.000 $ 10.662 $ 13.437 $   15.137 $   16.394 $   18.769
 Accumulation Unit Value, End of Period                  $10.662 $ 13.437 $ 15.137 $   16.394 $   18.769 $   18.993
 Number of Units Outstanding, End of Period                3,897  400,708  755,669  1,052,880  1,148,378  1,130,145
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                  - $ 10.000 $ 10.000 $    9.925 $   10.036 $   10.319
 Accumulation Unit Value, End of Period                        - $ 10.000 $  9.925 $   10.036 $   10.319 $   10.640
 Number of Units Outstanding, End of Period                    -        0  437,391    679,120    805,399    838,651
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio -
Class II (4)
 Accumulation Unit Value, Beginning of Period            $10.000 $ 11.069 $ 13.960 $   15.169 $   16.791 $   18.365
 Accumulation Unit Value, End of Period                  $11.069 $ 13.960 $ 15.169 $   16.791 $   18.365 $   19.286
 Number of Units Outstanding, End of Period                   33   23,912  159,393    269,922    347,798    364,955
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio -
Class II (4)
 Accumulation Unit Value, Beginning of Period                  -        - $ 10.000 $   10.989 $   11.648 $   12.945
 Accumulation Unit Value, End of Period                        -        - $ 10.989 $   11.648 $   12.945 $   13.206
 Number of Units Outstanding, End of Period                    -        -  202,603    888,555    950,381  1,069,714
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                  -        - $ 10.000 $   10.785 $   12.319 $   12.660
 Accumulation Unit Value, End of Period                        -        - $ 10.785 $   12.319 $   12.660 $   15.233
 Number of Units Outstanding, End of Period                    -        -  242,720    220,659    194,105    144,366
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                  -        - $ 10.000 $   10.760 $   12.265 $   12.569
 Accumulation Unit Value, End of Period                        -        - $ 10.760 $   12.265 $   12.569 $   15.094
 Number of Units Outstanding, End of Period                    -        -   76,401    144,014    151,518    140,241
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  - $ 10.000 $ 10.000 $   11.131 $   12.304 $   14.758
 Accumulation Unit Value, End of Period                        - $ 10.000 $ 11.131 $   12.304 $   14.758 $   15.992
 Number of Units Outstanding, End of Period                    -        0  130,721    391,691    650,901    703,140
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -        -        -          - $   10.000 $    9.853
 Accumulation Unit Value, End of Period                        -        -        -          - $    9.853 $   11.924
 Number of Units Outstanding, End of Period                    -        -        -          -    356,563    563,913
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio -
Class II (4)
 Accumulation Unit Value, Beginning of Period                  - $ 10.000 $ 13.621 $   15.993 $   17.821 $   19.674
 Accumulation Unit Value, End of Period                        - $ 13.621 $ 15.993 $   17.821 $   19.674 $   19.994
 Number of Units Outstanding, End of Period                    -   49,008   76,697    119,544    125,802    118,154
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio -
Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                  -        - $ 10.000 $   11.330 $   12.560 $   14.965
 Accumulation Unit Value, End of Period                        -        - $ 11.330 $   12.560 $   14.965 $   15.930
 Number of Units Outstanding, End of Period                    -        -  226,309    209,221    194,883    208,857
-------------------------------------------------------------------------------------------------------------------


                              114     PROSPECTUS

                                                                        For the Year Ending December 31,
Sub-Accounts                                                   2002     2003     2004     2005     2006     2007
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                       -        - $ 10.000 $ 11.323 $ 12.535 $ 14.926
 Accumulation Unit Value, End of Period                             -        - $ 11.323 $ 12.535 $ 14.926 $ 15.873
 Number of Units Outstanding, End of Period                         -        -  123,762  227,659  352,246  433,653
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.710 $ 14.601 $ 19.611 $ 22.602 $ 30.715
 Accumulation Unit Value, End of Period                       $10.710 $ 14.601 $ 19.611 $ 22.602 $ 30.715 $ 25.080
 Number of Units Outstanding, End of Period                     4,083  143,509    7,395  584,676  637,273  650,191
------------------------------------------------------------------------------------------------------------------



* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class I Sub-Account and Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                              115     PROSPECTUS

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79))


                            Mortality & Expense = 2


--------------------------------------------------------------------------------


                                                                 For the Year Ending December 31,
Sub-Accounts                                               2002  2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.228
 Accumulation Unit Value, End of Period                     -         -       -       - $10.228 $11.733
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.419
 Accumulation Unit Value, End of Period                     -         -       -       - $10.419 $11.048
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.448
 Accumulation Unit Value, End of Period                     -         -       -       - $10.448 $11.237
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.457
 Accumulation Unit Value, End of Period                     -         -       -       - $10.457 $11.360
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.310
 Accumulation Unit Value, End of Period                     -         -       -       - $10.310 $10.679
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $ 9.706
 Accumulation Unit Value, End of Period                     -         -       -       - $ 9.706 $11.610
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.779
 Accumulation Unit Value, End of Period                     -         -       -       - $10.779 $11.088
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $ 9.838
 Accumulation Unit Value, End of Period                     -         -       -       - $ 9.838 $11.097
 Number of Units Outstanding, End of Period                 -         -       -       -     709       0
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -   $10.698 $13.341 $14.434 $14.615 $16.691
 Accumulation Unit Value, End of Period                     -   $13.341 $14.434 $14.615 $16.691 $15.718
 Number of Units Outstanding, End of Period                 -     3,763   5,784   5,058   4,637   4,538
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $11.194 $11.126 $12.868
 Accumulation Unit Value, End of Period                     -         - $11.194 $11.126 $12.868 $13.057
 Number of Units Outstanding, End of Period                 -         -     119   1,886   1,638   1,622
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $10.509 $10.389 $11.269
 Accumulation Unit Value, End of Period                     -         - $10.509 $10.389 $11.269 $11.708
 Number of Units Outstanding, End of Period                 -         -      60   1,272   1,792   1,763
-------------------------------------------------------------------------------------------------------


                              116     PROSPECTUS

                                                                          For the Year Ending December 31,
Sub-Accounts                                                        2002  2003    2004    2005    2006    2007
----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small - Mid Cap Growth Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period                        -   $11.821 $15.485 $16.884 $17.306 $18.400
 Accumulation Unit Value, End of Period                              -   $15.485 $16.884 $17.306 $18.400 $20.018
 Number of Units Outstanding, End of Period                          -         0       0       0       0       0
----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -   $11.039 $14.507 $17.559 $18.682 $21.377
 Accumulation Unit Value, End of Period                              -   $14.507 $17.559 $18.682 $21.377 $20.408
 Number of Units Outstanding, End of Period                          -     7,052   4,525   3,877   3,743   3,681
----------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -         - $10.000 $10.211 $10.228 $10.406
 Accumulation Unit Value, End of Period                              -         - $10.211 $10.228 $10.406 $10.850
 Number of Units Outstanding, End of Period                          -         -     518   1,905   1,858   1,879
----------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -         -       -       - $10.000 $10.974
 Accumulation Unit Value, End of Period                              -         -       -       - $10.974 $12.004
 Number of Units Outstanding, End of Period                          -         -       -       -       0       0
----------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -   $10.599 $12.638 $13.923 $15.057 $17.435
 Accumulation Unit Value, End of Period                              -   $12.638 $13.923 $15.057 $17.435 $17.644
 Number of Units Outstanding, End of Period                          -    12,747  12,480  13,367  12,578  12,151
----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -   $11.674 $16.810 $20.505 $25.559 $32.024
 Accumulation Unit Value, End of Period                              -   $16.810 $20.505 $25.559 $32.024 $40.334
 Number of Units Outstanding, End of Period                          -         0       0     282     282     281
----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -   $10.377 $13.547 $15.705 $16.925 $20.105
 Accumulation Unit Value, End of Period                              -   $13.547 $15.705 $16.925 $20.105 $22.702
 Number of Units Outstanding, End of Period                          -       285     580   1,448   1,415   1,379
----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period                        -   $11.583 $12.839 $14.409 $13.660 $15.069
 Accumulation Unit Value, End of Period                              -   $12.839 $14.409 $13.660 $15.069 $16.358
 Number of Units Outstanding, End of Period                          -         0       0       0       0       0
----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio
 Accumulation Unit Value, Beginning of Period                        -         - $10.000 $10.895 $11.398 $12.782
 Accumulation Unit Value, End of Period                              -         - $10.895 $11.398 $12.782 $13.341
 Number of Units Outstanding, End of Period                          -         -      58     692     693     673
----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio
 Accumulation Unit Value, Beginning of Period                        -         - $10.000 $10.347 $10.253 $10.965
 Accumulation Unit Value, End of Period                              -         - $10.347 $10.253 $10.965 $11.387
 Number of Units Outstanding, End of Period                          -         -       0     260     516     513
----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio
 Accumulation Unit Value, Beginning of Period                        -         - $10.000 $10.880 $10.988 $12.604
 Accumulation Unit Value, End of Period                              -         - $10.880 $10.988 $12.604 $12.750
 Number of Units Outstanding, End of Period                          -         -   1,259   1,565   1,490   2,366
----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities Portfolio
 Accumulation Unit Value, Beginning of Period                        -         - $10.000 $11.127 $11.388 $12.018
 Accumulation Unit Value, End of Period                              -         - $11.127 $11.388 $12.018 $14.255
 Number of Units Outstanding, End of Period                          -         -       0      27       0     603
----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap Value Portfolio
 Accumulation Unit Value, Beginning of Period                        -         - $10.000 $11.110 $11.761 $12.912
 Accumulation Unit Value, End of Period                              -         - $11.110 $11.761 $12.912 $12.701
 Number of Units Outstanding, End of Period                          -         -   1,275   1,271   1,298   1,209
----------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                        -   $10.337 $12.344 $14.419 $15.795 $15.867
 Accumulation Unit Value, End of Period                              -   $12.344 $14.419 $15.795 $15.867 $16.455
 Number of Units Outstanding, End of Period                          -       678     677     834     832     831
----------------------------------------------------------------------------------------------------------------


                              117     PROSPECTUS

                                                                 For the Year Ending December 31,
Sub-Accounts                                               2002  2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.104 $13.045 $14.009 $14.206 $15.405
 Accumulation Unit Value, End of Period                     -   $13.045 $14.009 $14.206 $15.405 $15.591
 Number of Units Outstanding, End of Period                 -       973   3,172   3,195   3,150   3,216
-------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $10.095 $10.105 $10.371
 Accumulation Unit Value, End of Period                     -         - $10.095 $10.105 $10.371 $10.558
 Number of Units Outstanding, End of Period                 -         -       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.000 $12.248 $12.772 $13.100 $13.799
 Accumulation Unit Value, End of Period                     -   $12.248 $12.772 $13.100 $13.799 $15.365
 Number of Units Outstanding, End of Period                 -        33   1,597     838     978     957
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.079 $14.181 $16.489 $18.397 $21.119
 Accumulation Unit Value, End of Period                     -   $14.181 $16.489 $18.397 $21.119 $21.910
 Number of Units Outstanding, End of Period                 -       237     227     575     571     738
-------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.727 $12.909 $13.729 $13.698 $14.636
 Accumulation Unit Value, End of Period                     -   $12.909 $13.729 $13.698 $14.636 $14.246
 Number of Units Outstanding, End of Period                 -     1,353   4,420   4,804   4,537   4,579
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.460 $12.586 $13.437 $13.898 $15.601
 Accumulation Unit Value, End of Period                     -   $12.586 $13.437 $13.898 $15.601 $15.890
 Number of Units Outstanding, End of Period                 -     2,396   4,635   5,645   5,949   5,788
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.710 $14.608 $17.029 $18.275 $20.496
 Accumulation Unit Value, End of Period                     -   $14.608 $17.029 $18.275 $20.496 $19.766
 Number of Units Outstanding, End of Period                 -     2,493   1,308   1,603   1,193   1,204
-------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.243 $12.091 $12.824 $12.855 $13.484
 Accumulation Unit Value, End of Period                     -   $12.091 $12.824 $12.855 $13.484 $14.446
 Number of Units Outstanding, End of Period                 -     4,270   8,589  10,133  10,777  10,148
-------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.748 $12.385 $13.218 $13.831 $15.268
 Accumulation Unit Value, End of Period                     -   $12.385 $13.218 $13.831 $15.268 $15.371
 Number of Units Outstanding, End of Period                 -         0     116   2,636   2,800   2,792
-------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.989 $13.454 $14.621 $15.050 $17.064
 Accumulation Unit Value, End of Period                     -   $13.454 $14.621 $15.050 $17.064 $15.680
 Number of Units Outstanding, End of Period                 -     1,648   1,792   2,221   2,310   2,411
-------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period               -   $10.230 $11.260 $11.798 $13.063 $13.135
 Accumulation Unit Value, End of Period                     -   $11.260 $11.798 $13.063 $13.135 $12.769
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $11.861 $13.294 $14.374 $14.495 $15.671
 Accumulation Unit Value, End of Period                     -   $13.294 $14.374 $14.495 $15.671 $15.754
 Number of Units Outstanding, End of Period                 -     1,125   4,411   3,459   3,201   3,211
-------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.352 $10.403 $10.626 $10.639 $10.877
 Accumulation Unit Value, End of Period                     -   $10.403 $10.626 $10.639 $10.877 $11.194
 Number of Units Outstanding, End of Period                 -     2,859  10,273  11,645  12,594  12,384
-------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.571 $13.331 $15.151 $16.628 $20.774
 Accumulation Unit Value, End of Period                     -   $13.331 $15.151 $16.628 $20.774 $22.016
 Number of Units Outstanding, End of Period                 -     3,933   1,561   1,446   1,480   1,750
-------------------------------------------------------------------------------------------------------


                              118     PROSPECTUS

                                                                For the Year Ending December 31,
Sub-Accounts                                              2002  2003    2004    2005    2006    2007
------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.688 $12.942 $14.259 $15.176 $16.913
 Accumulation Unit Value, End of Period                    -   $12.942 $14.259 $15.176 $16.913 $15.686
 Number of Units Outstanding, End of Period                -       417   3,302   2,975   2,889   2,800
------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $9.93 3 $ 9.815 $ 9.664 $ 9.692 $ 9.897
 Accumulation Unit Value, End of Period                    -   $ 9.815 $ 9.664 $ 9.692 $ 9.897 $10.142
 Number of Units Outstanding, End of Period                -       158   7,242   8,142   9,943   8,870
------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $10.975 $13.445 $14.506 $15.609 $16.574
 Accumulation Unit Value, End of Period                    -   $13.445 $14.506 $15.609 $16.574 $17.140
 Number of Units Outstanding, End of Period                -       196     489      82      80      76
------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $11.317 $14.518 $16.391 $16.978 $19.267
 Accumulation Unit Value, End of Period                    -   $14.518 $16.391 $16.978 $19.267 $17.922
 Number of Units Outstanding, End of Period                -       107     948     905   1,051   1,086
------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $10.837 $13.046 $13.725 $14.098 $15.350
 Accumulation Unit Value, End of Period                    -   $13.046 $13.725 $14.098 $15.350 $15.096
 Number of Units Outstanding, End of Period                -       124     580     619     639     661
------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.678 $12.037 $12.740 $12.960 $14.188
 Accumulation Unit Value, End of Period                    -   $12.037 $12.740 $12.960 $14.188 $14.008
 Number of Units Outstanding, End of Period                -     4,283   5,947   4,812   4,957   5,071
------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $11.642 $14.004 $16.656 $17.690 $21.981
 Accumulation Unit Value, End of Period                    -   $14.004 $16.656 $17.690 $21.981 $25.785
 Number of Units Outstanding, End of Period                -       118     265     261     253     223
------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.794 $13.510 $15.673 $17.194 $17.735
 Accumulation Unit Value, End of Period                    -   $13.510 $15.673 $17.194 $17.735 $18.005
 Number of Units Outstanding, End of Period                -       434     969     524     528     523
------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.574 $12.351 $12.688 $13.118 $13.529
 Accumulation Unit Value, End of Period                    -   $12.351 $12.688 $13.118 $13.529 $13.961
 Number of Units Outstanding, End of Period                -     5,778   2,080   2,864   3,165   3,139
------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period              -         - $10.000 $11.084 $12.047 $12.364
 Accumulation Unit Value, End of Period                    -         - $11.084 $12.047 $12.364 $14.220
 Number of Units Outstanding, End of Period                -         -   1,694   1,655   1,701   1,542
------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -         - $10.000 $11.297 $11.505 $13.059
 Accumulation Unit Value, End of Period                    -         - $11.297 $11.505 $13.059 $12.474
 Number of Units Outstanding, End of Period                -         -       0     232     434   1,335
------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $ 9.925 $11.693 $12.212 $12.858 $12.907
 Accumulation Unit Value, End of Period                    -   $11.693 $12.212 $12.858 $12.907 $14.724
 Number of Units Outstanding, End of Period                -     1,278       0       0       0       0
------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $10.775 $13.304 $14.850 $15.937 $18.080
 Accumulation Unit Value, End of Period                    -   $13.304 $14.850 $15.937 $18.080 $18.128
 Number of Units Outstanding, End of Period                -     1,395   1,131     849     980   1,006
------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $10.000 $10.000 $ 9.835 $ 9.854 $10.040
 Accumulation Unit Value, End of Period                    -   $10.000 $ 9.835 $ 9.854 $10.040 $10.257
 Number of Units Outstanding, End of Period                -         0   4,172   3,349   2,852   2,651
------------------------------------------------------------------------------------------------------


                              119     PROSPECTUS

                                                                    For the Year Ending December 31,
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $12.285 $13.821 $14.881 $16.322 $17.691
 Accumulation Unit Value, End of Period                        -   $13.821 $14.881 $16.322 $17.691 $18.407
 Number of Units Outstanding, End of Period                    -         0   1,477   1,382   1,351   1,247
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.922 $11.472 $12.633
 Accumulation Unit Value, End of Period                        -         - $10.922 $11.472 $12.633 $12.770
 Number of Units Outstanding, End of Period                    -         -       0     222       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.719 $12.133 $12.355
 Accumulation Unit Value, End of Period                        -         - $10.719 $12.133 $12.355 $14.730
 Number of Units Outstanding, End of Period                    -         -     388     407     443     430
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.694 $12.080 $12.266
 Accumulation Unit Value, End of Period                        -         - $10.694 $12.080 $12.266 $14.595
 Number of Units Outstanding, End of Period                    -         -   1,255   1,700   1,083     864
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $10.000 $10.000 $11.030 $12.081 $14.359
 Accumulation Unit Value, End of Period                        -   $10.000 $11.030 $12.081 $14.359 $15.417
 Number of Units Outstanding, End of Period                    -         0       0       0     475     475
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -         -       -       - $10.000 $ 9.793
 Accumulation Unit Value, End of Period                        -         -       -       - $ 9.793 $11.743
 Number of Units Outstanding, End of Period                    -         -       -       -       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $10.000 $13.538 $15.751 $17.392 $19.025
 Accumulation Unit Value, End of Period                        -   $13.538 $15.751 $17.392 $19.025 $19.158
 Number of Units Outstanding, End of Period                    -     1,345   1,461   1,402   1,359   1,371
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $11.260 $12.370 $14.605
 Accumulation Unit Value, End of Period                        -         - $11.260 $12.370 $14.605 $15.404
 Number of Units Outstanding, End of Period                    -         -   1,108   1,052     952     928
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $11.254 $12.345 $14.566
 Accumulation Unit Value, End of Period                        -         - $11.254 $12.345 $14.566 $15.348
 Number of Units Outstanding, End of Period                    -         -   1,042   1,564   1,463   1,384
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $11.376 $14.455 $19.239 $21.972 $29.588
 Accumulation Unit Value, End of Period                        -   $14.455 $19.239 $21.972 $29.588 $23.938
 Number of Units Outstanding, End of Period                    -     1,499   2,484   2,279   1,822   2,051
----------------------------------------------------------------------------------------------------------



* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Contracts with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs,


                              120     PROSPECTUS
  such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                              121     PROSPECTUS

Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Basic Contract)


                           Mortality & Expense = 1.4


--------------------------------------------------------------------------------


                                                                      For the Year Ending December 31,
Sub-Accounts                                               2002     2003     2004     2005      2006       2007
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                   -        -        -        - $   10.000 $   10.270
 Accumulation Unit Value, End of Period                         -        -        -        - $   10.270 $   11.854
 Number of Units Outstanding, End of Period                     -        -        -        -    283,913    439,032
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                   -        -        -        - $   10.000 $   10.462
 Accumulation Unit Value, End of Period                         -        -        -        - $   10.462 $   11.161
 Number of Units Outstanding, End of Period                     -        -        -        -      4,820      4,337
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                   -        -        -        - $   10.000 $   10.491
 Accumulation Unit Value, End of Period                         -        -        -        - $   10.491 $   11.353
 Number of Units Outstanding, End of Period                     -        -        -        -      3,082     24,445
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                   -        -        -        - $   10.000 $   10.500
 Accumulation Unit Value, End of Period                         -        -        -        - $   10.500 $   11.477
 Number of Units Outstanding, End of Period                     -        -        -        -     11,481     15,501
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                   -        -        -        - $   10.000 $   10.352
 Accumulation Unit Value, End of Period                         -        -        -        - $   10.352 $   10.789
 Number of Units Outstanding, End of Period                     -        -        -        -        519     26,730
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                   -        -        -        - $   10.000 $    9.746
 Accumulation Unit Value, End of Period                         -        -        -        - $    9.746 $   11.730
 Number of Units Outstanding, End of Period                     -        -        -        -      5,960      9,721
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                   -        -        -        - $   10.000 $   10.824
 Accumulation Unit Value, End of Period                         -        -        -        - $   10.824 $   11.203
 Number of Units Outstanding, End of Period                     -        -        -        -     20,407    123,148
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                   -        -        -        - $   10.000 $    9.879
 Accumulation Unit Value, End of Period                         -        -        -        - $    9.879 $   11.212
 Number of Units Outstanding, End of Period                     -        -        -        -     86,590    104,391
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund -
Class 2
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.853 $ 13.425 $ 14.614 $   14.888 $   17.107
 Accumulation Unit Value, End of Period                   $10.853 $ 13.425 $ 14.614 $ 14.888 $   17.107 $   16.210
 Number of Units Outstanding, End of Period                   903  204,532  239,720  216,067    540,890    496,501
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                   -        - $ 10.000 $ 11.240 $   11.240 $   13.079
 Accumulation Unit Value, End of Period                         -        - $ 11.240 $ 11.240 $   13.079 $   13.354
 Number of Units Outstanding, End of Period                     -        -   20,529  107,691  1,218,293  1,368,496
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                   -        - $ 10.000 $ 10.525 $   10.468 $   11.425
 Accumulation Unit Value, End of Period                         -        - $ 10.525 $ 10.468 $   11.425 $   11.943
 Number of Units Outstanding, End of Period                     -        -    5,010   53,966    762,291    867,606
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund -
Class 2 (1)
 Accumulation Unit Value, Beginning of Period             $10.000 $ 11.538 $ 15.583 $ 17.095 $   17.630 $   18.858
 Accumulation Unit Value, End of Period                   $11.538 $ 15.583 $ 17.095 $ 17.630 $   18.858 $   20.643
 Number of Units Outstanding, End of Period                   290   12,058   23,996   21,758     10,502      7,403
------------------------------------------------------------------------------------------------------------------


                              122     PROSPECTUS

                                                                      For the Year Ending December 31,
Sub-Accounts                                                 2002     2003     2004     2005     2006     2007
----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               $10.000 $ 11.228 $ 14.599 $ 17.778 $ 19.031 $ 21.909
 Accumulation Unit Value, End of Period                     $11.228 $ 14.599 $ 17.778 $ 19.031 $ 21.909 $ 21.046
 Number of Units Outstanding, End of Period                   1,221  109,873   78,714   91,305  293,264  271,427
----------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -        - $ 10.000 $ 10.253 $ 10.333 $ 10.577
 Accumulation Unit Value, End of Period                           -        - $ 10.253 $ 10.333 $ 10.577 $ 11.096
 Number of Units Outstanding, End of Period                       -        -    9,294   19,913  187,553  248,011
----------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -        -        -        - $ 10.000 $ 11.019
 Accumulation Unit Value, End of Period                           -        -        -        - $ 11.019 $ 12.127
 Number of Units Outstanding, End of Period                       -        -        -        -  119,365  189,293
----------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               $10.000 $ 10.327 $ 12.718 $ 14.097 $ 15.338 $ 17.869
 Accumulation Unit Value, End of Period                     $10.327 $ 12.718 $ 14.097 $ 15.338 $ 17.869 $ 18.195
 Number of Units Outstanding, End of Period                   4,512  203,839  154,189  187,550  682,906  703,665
----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund -
Class 2
 Accumulation Unit Value, Beginning of Period               $10.000 $ 11.236 $ 16.917 $ 20.762 $ 26.037 $ 32.822
 Accumulation Unit Value, End of Period                     $11.236 $ 16.917 $ 20.762 $ 26.037 $ 32.822 $ 41.594
 Number of Units Outstanding, End of Period                     101   58,107   14,136   17,133  112,374  130,198
----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               $10.000 $ 10.477 $ 13.633 $ 15.902 $ 17.241 $ 20.606
 Accumulation Unit Value, End of Period                     $10.477 $ 13.633 $ 15.902 $ 17.241 $ 20.606 $ 23.411
 Number of Units Outstanding, End of Period                   1,484   79,873   59,175   93,972  530,191  597,641
----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period               $10.000 $ 10.723 $ 12.921 $ 14.589 $ 13.916 $ 15.444
 Accumulation Unit Value, End of Period                     $10.723 $ 12.921 $ 14.589 $ 13.916 $ 15.444 $ 16.870
 Number of Units Outstanding, End of Period                       0    3,305    8,097    7,980    3,331    3,277
----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio
 Accumulation Unit Value, Beginning of Period                     -        - $ 10.000 $ 10.912 $ 11.485 $ 12.958
 Accumulation Unit Value, End of Period                           -        - $ 10.912 $ 11.485 $ 12.958 $ 13.608
 Number of Units Outstanding, End of Period                       -        -    5,559    7,084  137,579  130,324
----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio
 Accumulation Unit Value, Beginning of Period                     -        - $ 10.000 $ 10.363 $ 10.332 $ 11.116
 Accumulation Unit Value, End of Period                           -        - $ 10.363 $ 10.332 $ 11.116 $ 11.615
 Number of Units Outstanding, End of Period                       -        -    5,743   42,214  348,673  442,802
----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio
 Accumulation Unit Value, Beginning of Period                     -        - $ 10.000 $ 10.896 $ 11.072 $ 12.778
 Accumulation Unit Value, End of Period                           -        - $ 10.896 $ 11.072 $ 12.778 $ 13.006
 Number of Units Outstanding, End of Period                       -        -    1,993   40,840  435,257  437,477
----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities Portfolio
 Accumulation Unit Value, Beginning of Period                     -        - $ 10.000 $ 11.144 $ 11.475 $ 12.184
 Accumulation Unit Value, End of Period                           -        - $ 11.144 $ 11.475 $ 12.184 $ 14.541
 Number of Units Outstanding, End of Period                       -        -      268    7,646  104,562  150,622
----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap Value Portfolio
 Accumulation Unit Value, Beginning of Period                     -        - $ 10.000 $ 11.127 $ 11.851 $ 13.090
 Accumulation Unit Value, End of Period                           -        - $ 11.127 $ 11.851 $ 13.090 $ 12.955
 Number of Units Outstanding, End of Period                       -        -    1,679   48,962  439,310  414,136
----------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               $10.000 $ 10.063 $ 12.422 $ 14.600 $ 16.090 $ 16.263
 Accumulation Unit Value, End of Period                     $10.063 $ 12.422 $ 14.600 $ 16.090 $ 16.263 $ 16.969
 Number of Units Outstanding, End of Period                       6   43,239   24,359   27,814   59,133   58,286
----------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               $10.000 $ 10.699 $ 13.128 $ 14.184 $ 14.472 $ 15.789
 Accumulation Unit Value, End of Period                     $10.699 $ 13.128 $ 14.184 $ 14.472 $ 15.789 $ 16.078
 Number of Units Outstanding, End of Period                     381  118,638   99,388  112,333  286,137  289,544
----------------------------------------------------------------------------------------------------------------


                              123     PROSPECTUS

                                                                   For the Year Ending December 31,
Sub-Accounts                                            2002     2003     2004     2005      2006       2007
---------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                -        - $ 10.000 $ 10.110 $   10.182 $   10.515
 Accumulation Unit Value, End of Period                      -        - $ 10.110 $ 10.182 $   10.515 $   10.770
 Number of Units Outstanding, End of Period                  -        -       18    6,577    416,500    725,278
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service
Shares
 Accumulation Unit Value, Beginning of Period                - $ 10.000 $ 12.298 $ 12.903 $   13.316 $   14.111
 Accumulation Unit Value, End of Period                      - $ 12.298 $ 12.903 $ 13.316 $   14.111 $   15.810
 Number of Units Outstanding, End of Period                  -  127,891   60,080   80,633    831,237    733,219
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period          $10.000 $ 10.150 $ 14.270 $ 16.695 $   18.740 $   21.645
 Accumulation Unit Value, End of Period                $10.150 $ 14.270 $ 16.695 $ 18.740 $   21.645 $   22.595
 Number of Units Outstanding, End of Period              1,468   71,158   79,066   73,144    182,436    161,936
---------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period          $10.000 $ 10.663 $ 12.991 $ 13.901 $   13.955 $   15.000
 Accumulation Unit Value, End of Period                $10.663 $ 12.991 $ 13.901 $ 13.955 $   15.000 $   14.691
 Number of Units Outstanding, End of Period              2,578  158,346  108,252  102,339    226,400    214,333
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period          $10.000 $ 10.179 $ 12.666 $ 13.604 $   14.157 $   15.989
 Accumulation Unit Value, End of Period                $10.179 $ 12.666 $ 13.604 $ 14.157 $   15.989 $   16.387
 Number of Units Outstanding, End of Period                776  331,015  209,165  230,257    723,778    716,425
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service
Shares
 Accumulation Unit Value, Beginning of Period          $10.000 $ 10.356 $ 14.701 $ 17.242 $   18.617 $   21.007
 Accumulation Unit Value, End of Period                $10.356 $ 14.701 $ 17.242 $ 18.617 $   21.007 $   20.384
 Number of Units Outstanding, End of Period              1,102   95,842   57,383   65,352    277,326    252,656
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period          $10.000 $ 10.553 $ 12.168 $ 12.984 $   13.095 $   13.820
 Accumulation Unit Value, End of Period                $10.553 $ 12.168 $ 12.984 $ 13.095 $   13.820 $   14.898
 Number of Units Outstanding, End of Period              2,732  218,046  182,539  227,958    936,505    898,573
---------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB
 Accumulation Unit Value, Beginning of Period          $10.000 $ 10.390 $ 12.464 $ 13.383 $   14.089 $   15.649
 Accumulation Unit Value, End of Period                $10.390 $ 12.464 $ 13.383 $ 14.089 $   15.649 $   15.851
 Number of Units Outstanding, End of Period                  4   31,401   29,830   40,883    130,113    142,847
---------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period          $10.000 $ 10.800 $ 13.539 $ 14.804 $   15.331 $   17.489
 Accumulation Unit Value, End of Period                $10.800 $ 13.539 $ 14.804 $ 15.331 $   17.489 $   16.170
 Number of Units Outstanding, End of Period              3,560  241,997  172,124  162,143    266,435    244,115
---------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period          $10.000 $  9.726 $ 11.331 $ 11.945 $   13.308 $   13.462
 Accumulation Unit Value, End of Period                $ 9.726 $ 11.331 $ 11.945 $ 13.308 $   13.462 $   13.168
 Number of Units Outstanding, End of Period              1,736   43,250   54,726   49,402     40,028     38,972
---------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period          $10.000 $ 10.743 $ 13.378 $ 14.554 $   14.766 $   16.062
 Accumulation Unit Value, End of Period                $10.743 $ 13.378 $ 14.554 $ 14.766 $   16.062 $   16.246
 Number of Units Outstanding, End of Period                475  120,256   48,270   57,946    300,762    292,179
---------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period          $10.000 $ 10.187 $ 10.469 $ 10.759 $   10.838 $   11.149
 Accumulation Unit Value, End of Period                $10.187 $ 10.469 $ 10.759 $ 10.838 $   11.149 $   11.544
 Number of Units Outstanding, End of Period              5,609  263,037  201,668  232,164  1,001,618  1,052,702
---------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period          $10.000 $ 10.606 $ 13.416 $ 15.341 $   16.939 $   21.291
 Accumulation Unit Value, End of Period                $10.606 $ 13.416 $ 15.341 $ 16.939 $   21.291 $   22.704
 Number of Units Outstanding, End of Period                683   57,398   79,696   90,776    244,922    205,176
---------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period          $10.000 $ 10.409 $ 13.024 $ 14.437 $   15.460 $   17.334
 Accumulation Unit Value, End of Period                $10.409 $ 13.024 $ 14.437 $ 15.460 $   17.334 $   16.176
 Number of Units Outstanding, End of Period                302   46,132   19,447   25,617    114,672     92,519
---------------------------------------------------------------------------------------------------------------


                              124     PROSPECTUS

                                                                      For the Year Ending December 31,
Sub-Accounts                                               2002     2003     2004     2005      2006       2007
------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $  9.987 $  9.878 $  9.785 $    9.873 $   10.144
 Accumulation Unit Value, End of Period                   $ 9.987 $  9.878 $  9.785 $  9.873 $   10.144 $   10.459
 Number of Units Outstanding, End of Period                 5,174  199,617   78,052  106,156  1,326,605  1,230,632
------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.381 $ 13.530 $ 14.687 $   15.900 $   16.987
 Accumulation Unit Value, End of Period                   $10.381 $ 13.530 $ 14.687 $ 15.900 $   16.987 $   17.675
 Number of Units Outstanding, End of Period                     0   57,917   29,678   28,046     56,689     53,275
------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 11.206 $ 14.610 $ 16.596 $   17.296 $   19.747
 Accumulation Unit Value, End of Period                   $11.206 $ 14.610 $ 16.596 $ 17.296 $   19.747 $   18.481
 Number of Units Outstanding, End of Period                 1,048   58,917   47,472   78,202    342,022    367,814
------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.644 $ 13.128 $ 13.896 $   14.361 $   15.733
 Accumulation Unit Value, End of Period                   $10.644 $ 13.128 $ 13.896 $ 14.361 $   15.733 $   15.568
 Number of Units Outstanding, End of Period                    66   38,525   25,803   22,777     17,578     16,380
------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.517 $ 12.113 $ 12.899 $   13.202 $   14.542
 Accumulation Unit Value, End of Period                   $10.517 $ 12.113 $ 12.899 $ 13.202 $   14.542 $   14.446
 Number of Units Outstanding, End of Period                 4,392  147,503  131,257  148,439    234,261    206,764
------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period             $10.000 $ 11.472 $ 14.093 $ 16.864 $   18.020 $   22.529
 Accumulation Unit Value, End of Period                   $11.472 $ 14.093 $ 16.864 $ 18.020 $   22.529 $   26.590
 Number of Units Outstanding, End of Period                     0       14    7,591    6,607     37,029     34,126
------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.374 $ 13.596 $ 15.869 $   17.515 $   18.177
 Accumulation Unit Value, End of Period                   $10.374 $ 13.596 $ 15.869 $ 17.515 $   18.177 $   18.568
 Number of Units Outstanding, End of Period                    66   32,814   37,929   34,660     43,154     38,321
------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.111 $ 12.429 $ 12.847 $   13.363 $   13.866
 Accumulation Unit Value, End of Period                   $10.111 $ 12.429 $ 12.847 $ 13.363 $   13.866 $   14.398
 Number of Units Outstanding, End of Period                 2,714  204,603  232,660  220,448    183,695    171,556
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                   -        - $ 10.000 $ 11.130 $   12.171 $   12.567
 Accumulation Unit Value, End of Period                         -        - $ 11.130 $ 12.171 $   12.567 $   14.543
 Number of Units Outstanding, End of Period                     -        -   46,225   43,238     40,593     31,988
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   -        - $ 10.000 $ 11.343 $   11.622 $   13.273
 Accumulation Unit Value, End of Period                         -        - $ 11.343 $ 11.622 $   13.273 $   12.757
 Number of Units Outstanding, End of Period                     -        -   14,269   47,730    633,111    537,385
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period             $10.000 $  9.412 $ 11.767 $ 12.365 $   13.098 $   13.229
 Accumulation Unit Value, End of Period                   $ 9.412 $ 11.767 $ 12.365 $ 13.098 $   13.229 $   15.184
 Number of Units Outstanding, End of Period                   226   49,664   54,076   53,013    171,720    151,568
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.655 $ 13.388 $ 15.035 $   16.235 $   18.530
 Accumulation Unit Value, End of Period                   $10.655 $ 13.388 $ 15.035 $ 16.235 $   18.530 $   18.694
 Number of Units Outstanding, End of Period                 3,194  152,359  119,515  127,047    443,130    418,529
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   - $ 10.000 $ 10.000 $  9.895 $    9.975 $   10.226
 Accumulation Unit Value, End of Period                         - $ 10.000 $  9.895 $  9.975 $   10.226 $   10.511
 Number of Units Outstanding, End of Period                     -        0   66,137  118,151    302,731    398,400
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio -
Class II (4)
 Accumulation Unit Value, Beginning of Period             $10.000 $ 11.062 $ 13.908 $ 15.067 $   16.627 $   18.131
 Accumulation Unit Value, End of Period                   $11.062 $ 13.908 $ 15.067 $ 16.627 $   18.131 $   18.983
 Number of Units Outstanding, End of Period                     0   21,280   16,192   18,091    100,034     96,018
------------------------------------------------------------------------------------------------------------------


                              125     PROSPECTUS

                                                                      For the Year Ending December 31,
Sub-Accounts                                                   2002    2003    2004    2005     2006     2007
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.967 $ 11.589 $ 12.840
 Accumulation Unit Value, End of Period                             -       - $10.967 $11.589 $ 12.840 $ 13.060
 Number of Units Outstanding, End of Period                         -       -  16,162  29,002  280,682  347,010
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.763 $ 12.257 $ 12.558
 Accumulation Unit Value, End of Period                             -       - $10.763 $12.257 $ 12.558 $ 15.064
 Number of Units Outstanding, End of Period                         -       -  24,252  26,735  173,605  150,677
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.738 $ 12.203 $ 12.468
 Accumulation Unit Value, End of Period                             -       - $10.738 $12.203 $ 12.468 $ 14.926
 Number of Units Outstanding, End of Period                         -       -   9,011  10,641  124,471  106,403
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       - $10.000 $10.000 $11.098 $ 12.230 $ 14.625
 Accumulation Unit Value, End of Period                             - $10.000 $11.098 $12.230 $ 14.625 $ 15.798
 Number of Units Outstanding, End of Period                         -       0  14,221  27,462  272,665  294,419
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       -       -       -       - $ 10.000 $  9.833
 Accumulation Unit Value, End of Period                             -       -       -       - $  9.833 $ 11.864
 Number of Units Outstanding, End of Period                         -       -       -       -   92,016  215,863
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       - $10.000 $13.593 $15.912 $ 17.677 $ 19.456
 Accumulation Unit Value, End of Period                             - $13.593 $15.912 $17.677 $ 19.456 $ 19.712
 Number of Units Outstanding, End of Period                         -  20,071  19,130  17,888   35,605   38,349
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $11.306 $ 12.497 $ 14.844
 Accumulation Unit Value, End of Period                             -       - $11.306 $12.497 $ 14.844 $ 15.753
 Number of Units Outstanding, End of Period                         -       -  58,610  51,537  112,320  100,885
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $11.300 $ 12.472 $ 14.805
 Accumulation Unit Value, End of Period                             -       - $11.300 $12.472 $ 14.805 $ 15.697
 Number of Units Outstanding, End of Period                         -       -  14,404  20,338  114,995  163,770
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.703 $14.547 $19.479 $ 22.382 $ 30.325
 Accumulation Unit Value, End of Period                       $10.703 $14.547 $19.479 $22.382 $ 30.325 $ 24.686
 Number of Units Outstanding, End of Period                     1,077  58,906  58,603  68,172  181,974  156,400
---------------------------------------------------------------------------------------------------------------



* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available


                              126     PROSPECTUS
  for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                              127     PROSPECTUS

Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79))


                           Mortality & Expense = 2.3


--------------------------------------------------------------------------------


                                                                 For the Year Ending December 31,
Sub-Accounts                                               2002  2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.207
 Accumulation Unit Value, End of Period                     -         -       -       - $10.207 $11.673
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.397
 Accumulation Unit Value, End of Period                     -         -       -       - $10.397 $10.991
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.427
 Accumulation Unit Value, End of Period                     -         -       -       - $10.427 $11.179
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.436
 Accumulation Unit Value, End of Period                     -         -       -       - $10.436 $11.302
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.289
 Accumulation Unit Value, End of Period                     -         -       -       - $10.289 $10.624
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $ 9.686
 Accumulation Unit Value, End of Period                     -         -       -       - $ 9.686 $11.551
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.757
 Accumulation Unit Value, End of Period                     -         -       -       - $10.757 $11.031
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $ 9.818
 Accumulation Unit Value, End of Period                     -         -       -       - $ 9.818 $11.040
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -   $10.680 $13.292 $14.336 $14.472 $16.477
 Accumulation Unit Value, End of Period                     -   $13.292 $14.336 $14.472 $16.477 $15.469
 Number of Units Outstanding, End of Period                 -       794   1,584   1,014     963   1,185
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $11.171 $11.069 $12.763
 Accumulation Unit Value, End of Period                     -         - $11.171 $11.069 $12.763 $12.911
 Number of Units Outstanding, End of Period                 -         -       0       0       0       0
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $10.501 $10.349 $11.192
 Accumulation Unit Value, End of Period                     -         - $10.501 $10.349 $11.192 $11.592
 Number of Units Outstanding, End of Period                 -         -       0   7,469   6,505   6,371
-------------------------------------------------------------------------------------------------------


                              128     PROSPECTUS

                                                                        For the Year Ending December 31,
Sub-Accounts                                                      2002  2003    2004    2005    2006    2007
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period                      -   $11.801 $15.428 $16.770 $17.137 $18.164
 Accumulation Unit Value, End of Period                            -   $15.428 $16.770 $17.137 $18.164 $19.700
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $11.021 $14.453 $17.440 $18.498 $21.102
 Accumulation Unit Value, End of Period                            -   $14.453 $17.440 $18.498 $21.102 $20.084
 Number of Units Outstanding, End of Period                        -     5,633   5,461   5,412   4,871   4,745
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.190 $10.176 $10.322
 Accumulation Unit Value, End of Period                            -         - $10.190 $10.176 $10.322 $10.728
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -         -       -       - $10.000 $10.951
 Accumulation Unit Value, End of Period                            -         -       -       - $10.951 $11.942
 Number of Units Outstanding, End of Period                        -         -       -       -       0     200
--------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $10.581 $12.591 $13.829 $14.909 $17.211
 Accumulation Unit Value, End of Period                            -   $12.591 $13.829 $14.909 $17.211 $17.364
 Number of Units Outstanding, End of Period                        -         0     404       0       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $11.655 $16.748 $20.367 $25.309 $31.613
 Accumulation Unit Value, End of Period                            -   $16.748 $20.367 $25.309 $31.613 $39.694
 Number of Units Outstanding, End of Period                        -         0     274     241      34      98
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $10.359 $13.497 $15.599 $16.759 $19.847
 Accumulation Unit Value, End of Period                            -   $13.497 $15.599 $16.759 $19.847 $22.342
 Number of Units Outstanding, End of Period                        -       785     785   3,619   3,197   3,034
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period                      -   $11.563 $12.792 $14.312 $13.526 $14.875
 Accumulation Unit Value, End of Period                            -   $12.792 $14.312 $13.526 $14.875 $16.099
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.887 $11.355 $12.694
 Accumulation Unit Value, End of Period                            -         - $10.887 $11.355 $12.694 $13.208
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.339 $10.214 $10.890
 Accumulation Unit Value, End of Period                            -         - $10.339 $10.214 $10.890 $11.274
 Number of Units Outstanding, End of Period                        -         -       0   3,358   3,659   3,579
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.871 $10.946 $12.518
 Accumulation Unit Value, End of Period                            -         - $10.871 $10.946 $12.518 $12.624
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $11.119 $11.344 $11.936
 Accumulation Unit Value, End of Period                            -         - $11.119 $11.344 $11.936 $14.114
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap Value Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $11.102 $11.716 $12.823
 Accumulation Unit Value, End of Period                            -         - $11.102 $11.716 $12.823 $12.574
 Number of Units Outstanding, End of Period                        -         -       0   4,347   3,504   3,802
--------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                      -   $10.319 $12.298 $14.322 $15.640 $15.664
 Accumulation Unit Value, End of Period                            -   $12.298 $14.322 $15.640 $15.664 $16.193
 Number of Units Outstanding, End of Period                        -     4,939   4,736   4,663   4,465   4,277
--------------------------------------------------------------------------------------------------------------


                              129     PROSPECTUS

                                                                 For the Year Ending December 31,
Sub-Accounts                                               2002  2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.085 $12.997 $13.914 $14.067 $15.207
 Accumulation Unit Value, End of Period                     -   $12.997 $13.914 $14.067 $15.207 $15.343
 Number of Units Outstanding, End of Period                 -         0     468     468     469     460
-------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $10.087 $10.066 $10.300
 Accumulation Unit Value, End of Period                     -         - $10.087 $10.066 $10.300 $10.453
 Number of Units Outstanding, End of Period                 -         -       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.000 $12.222 $12.707 $12.994 $13.644
 Accumulation Unit Value, End of Period                     -   $12.222 $12.707 $12.994 $13.644 $15.146
 Number of Units Outstanding, End of Period                 -         0   1,319   3,573   3,427   3,202
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.062 $14.128 $16.377 $18.216 $20.848
 Accumulation Unit Value, End of Period                     -   $14.128 $16.377 $18.216 $20.848 $21.563
 Number of Units Outstanding, End of Period                 -         0       0     152     140     138
-------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.708 $12.861 $13.636 $13.564 $14.448
 Accumulation Unit Value, End of Period                     -   $12.861 $13.636 $13.564 $14.448 $14.020
 Number of Units Outstanding, End of Period                 -     3,096   3,274   3,612   3,461   3,340
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.442 $12.540 $13.346 $13.761 $15.400
 Accumulation Unit Value, End of Period                     -   $12.540 $13.346 $13.761 $15.400 $15.638
 Number of Units Outstanding, End of Period                 -     2,031   1,958   8,119   6,907   6,790
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.692 $14.554 $16.914 $18.096 $20.234
 Accumulation Unit Value, End of Period                     -   $14.554 $16.914 $18.096 $20.234 $19.452
 Number of Units Outstanding, End of Period                 -       715   1,046   2,028   1,714   1,740
-------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.224 $12.046 $12.737 $12.729 $13.310
 Accumulation Unit Value, End of Period                     -   $12.046 $12.737 $12.729 $13.310 $14.217
 Number of Units Outstanding, End of Period                 -     4,565   6,173   7,837   8,414   7,968
-------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.730 $12.339 $13.128 $13.695 $15.072
 Accumulation Unit Value, End of Period                     -   $12.339 $13.128 $13.695 $15.072 $15.127
 Number of Units Outstanding, End of Period                 -         0       0     750     736     726
-------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.971 $13.404 $14.522 $14.902 $16.845
 Accumulation Unit Value, End of Period                     -   $13.404 $14.522 $14.902 $16.845 $15.431
 Number of Units Outstanding, End of Period                 -       263     212     179     148     132
-------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period               -   $10.213 $11.218 $11.718 $12.935 $12.966
 Accumulation Unit Value, End of Period                     -   $11.218 $11.718 $12.935 $12.966 $12.566
 Number of Units Outstanding, End of Period                 -       116      96      80      65      53
-------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $11.841 $13.245 $14.277 $14.353 $15.470
 Accumulation Unit Value, End of Period                     -   $13.245 $14.277 $14.353 $15.470 $15.504
 Number of Units Outstanding, End of Period                 -         0     391     397     387     405
-------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.335 $10.364 $10.554 $10.535 $10.738
 Accumulation Unit Value, End of Period                     -   $10.364 $10.554 $10.535 $10.738 $11.016
 Number of Units Outstanding, End of Period                 -     1,290   2,104   7,068   7,270   7,160
-------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.554 $13.282 $15.049 $16.465 $20.507
 Accumulation Unit Value, End of Period                     -   $13.282 $15.049 $16.465 $20.507 $21.667
 Number of Units Outstanding, End of Period                 -    15,292   8,870   8,551   8,194   7,989
-------------------------------------------------------------------------------------------------------


                              130     PROSPECTUS

                                                                For the Year Ending December 31,
Sub-Accounts                                              2002  2003    2004    2005    2006    2007
------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.670 $12.894 $14.163 $15.027 $16.696
 Accumulation Unit Value, End of Period                    -   $12.894 $14.163 $15.027 $16.696 $15.437
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $ 9.917 $ 9.779 $ 9.598 $ 9.597 $ 9.770
 Accumulation Unit Value, End of Period                    -   $ 9.779 $ 9.598 $ 9.597 $ 9.770 $ 9.981
 Number of Units Outstanding, End of Period                -     1,411   3,015   8,670   9,762   9,632
------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $10.957 $13.395 $14.408 $15.456 $16.362
 Accumulation Unit Value, End of Period                    -   $13.395 $14.408 $15.456 $16.362 $16.868
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $11.298 $14.464 $16.280 $16.812 $19.020
 Accumulation Unit Value, End of Period                    -   $14.464 $16.280 $16.812 $19.020 $17.637
 Number of Units Outstanding, End of Period                -    12,046  13,910  15,326  14,500  14,265
------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $10.819 $12.997 $13.632 $13.960 $15.153
 Accumulation Unit Value, End of Period                    -   $12.997 $13.632 $13.960 $15.153 $14.856
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.660 $11.992 $12.654 $12.833 $14.006
 Accumulation Unit Value, End of Period                    -   $11.992 $12.654 $12.833 $14.006 $13.786
 Number of Units Outstanding, End of Period                -     1,563   1,561   2,112   1,869   1,731
------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $11.455 $13.971 $16.543 $17.516 $21.699
 Accumulation Unit Value, End of Period                    -   $13.971 $16.543 $17.516 $21.699 $25.376
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.776 $13.460 $15.567 $17.025 $17.507
 Accumulation Unit Value, End of Period                    -   $13.460 $15.567 $17.025 $17.507 $17.719
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.557 $12.305 $12.603 $12.989 $13.355
 Accumulation Unit Value, End of Period                    -   $12.305 $12.603 $12.989 $13.355 $13.740
 Number of Units Outstanding, End of Period                -       813     915       0       0       0
------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period              -         - $10.000 $11.062 $11.986 $12.263
 Accumulation Unit Value, End of Period                    -         - $11.062 $11.986 $12.263 $14.061
 Number of Units Outstanding, End of Period                -         -   1,030   1,030   1,003     955
------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -         - $10.000 $11.274 $11.446 $12.952
 Accumulation Unit Value, End of Period                    -         - $11.274 $11.446 $12.952 $12.334
 Number of Units Outstanding, End of Period                -         -       0   2,787   2,016   2,145
------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $ 9.909 $11.650 $12.129 $12.732 $12.742
 Accumulation Unit Value, End of Period                    -   $11.650 $12.129 $12.732 $12.742 $14.490
 Number of Units Outstanding, End of Period                -    14,005  16,837  15,428  14,773  14,117
------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $10.757 $13.254 $14.749 $15.781 $17.848
 Accumulation Unit Value, End of Period                    -   $13.254 $14.749 $15.781 $17.848 $17.840
 Number of Units Outstanding, End of Period                -     2,676   2,467   5,528   4,770   4,656
------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $10.000 $10.000 $ 9.805 $ 9.793 $ 9.948
 Accumulation Unit Value, End of Period                    -   $10.000 $ 9.805 $ 9.793 $ 9.948 $10.132
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------


                              131     PROSPECTUS

                                                                    For the Year Ending December 31,
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $12.265 $13.770 $14.780 $16.162 $17.464
 Accumulation Unit Value, End of Period                        -   $13.770 $14.780 $16.162 $17.464 $18.115
 Number of Units Outstanding, End of Period                    -         0       0       0       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.900 $11.413 $12.530
 Accumulation Unit Value, End of Period                        -         - $10.900 $11.413 $12.530 $12.627
 Number of Units Outstanding, End of Period                    -         -       0       0       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.697 $12.071 $12.254
 Accumulation Unit Value, End of Period                        -         - $10.697 $12.071 $12.254 $14.565
 Number of Units Outstanding, End of Period                    -         -   3,557   3,407   3,405   3,141
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.672 $12.018 $12.166
 Accumulation Unit Value, End of Period                        -         - $10.672 $12.018 $12.166 $14.432
 Number of Units Outstanding, End of Period                    -         -       0       0       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $10.000 $10.000 $10.996 $12.007 $14.228
 Accumulation Unit Value, End of Period                        -   $10.000 $10.996 $12.007 $14.228 $15.228
 Number of Units Outstanding, End of Period                    -         0       0       0       0     159
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -         -       -       - $10.000 $ 9.772
 Accumulation Unit Value, End of Period                        -         -       -       - $ 9.772 $11.682
 Number of Units Outstanding, End of Period                    -         -       -       -       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $10.000 $13.510 $15.670 $17.250 $18.813
 Accumulation Unit Value, End of Period                        -   $13.510 $15.670 $17.250 $18.813 $18.885
 Number of Units Outstanding, End of Period                    -         0       0       0       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $11.237 $12.307 $14.486
 Accumulation Unit Value, End of Period                        -         - $11.237 $12.307 $14.486 $15.231
 Number of Units Outstanding, End of Period                    -         -   1,038   1,038   1,011     963
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $11.231 $12.282 $14.447
 Accumulation Unit Value, End of Period                        -         - $11.231 $12.282 $14.447 $15.176
 Number of Units Outstanding, End of Period                    -         -       0       0       0     153
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $11.357 $14.402 $19.109 $21.756 $29.208
 Accumulation Unit Value, End of Period                        -   $14.402 $19.109 $21.756 $29.208 $23.558
 Number of Units Outstanding, End of Period                    -     2,467   2,258   2,395   2,198   2,284
----------------------------------------------------------------------------------------------------------



* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Plus Contracts with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that


                              132     PROSPECTUS
  invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                              133     PROSPECTUS

Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Basic Contract)


                           Mortality & Expense = 1.4


--------------------------------------------------------------------------------


                                                                    For the Year Ending December 31,
Sub-Accounts                                                2002    2003    2004     2005     2006     2007
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $ 10.270
 Accumulation Unit Value, End of Period                          -       -       -        - $ 10.270 $ 11.854
 Number of Units Outstanding, End of Period                      -       -       -        -   58,931  205,386
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $ 10.462
 Accumulation Unit Value, End of Period                          -       -       -        - $ 10.462 $ 11.161
 Number of Units Outstanding, End of Period                      -       -       -        -   22,865   49,421
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $ 10.491
 Accumulation Unit Value, End of Period                          -       -       -        - $ 10.491 $ 11.353
 Number of Units Outstanding, End of Period                      -       -       -        -        0        0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $ 10.500
 Accumulation Unit Value, End of Period                          -       -       -        - $ 10.500 $ 11.477
 Number of Units Outstanding, End of Period                      -       -       -        -    4,936    3,177
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $ 10.352
 Accumulation Unit Value, End of Period                          -       -       -        - $ 10.352 $ 10.789
 Number of Units Outstanding, End of Period                      -       -       -        -    2,423    4,787
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $  9.746
 Accumulation Unit Value, End of Period                          -       -       -        - $  9.746 $ 11.730
 Number of Units Outstanding, End of Period                      -       -       -        -        0    1,813
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $ 10.824
 Accumulation Unit Value, End of Period                          -       -       -        - $ 10.824 $ 11.203
 Number of Units Outstanding, End of Period                      -       -       -        -   22,952   55,881
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $  9.879
 Accumulation Unit Value, End of Period                          -       -       -        - $  9.879 $ 11.212
 Number of Units Outstanding, End of Period                      -       -       -        -    9,989   38,987
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period              $10.000 $10.853 $13.425 $ 14.614 $ 14.888 $ 17.107
 Accumulation Unit Value, End of Period                    $10.853 $13.425 $14.614 $ 14.888 $ 17.107 $ 16.210
 Number of Units Outstanding, End of Period                  1,895  31,028  68,823   79,315   84,562   90,229
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                    -       - $10.000 $ 11.240 $ 11.240 $ 13.079
 Accumulation Unit Value, End of Period                          -       - $11.240 $ 11.240 $ 13.079 $ 13.354
 Number of Units Outstanding, End of Period                      -       -  22,636  258,448  488,323  651,119
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                    -       - $10.000 $ 10.525 $ 10.468 $ 11.425
 Accumulation Unit Value, End of Period                          -       - $10.525 $ 10.468 $ 11.425 $ 11.943
 Number of Units Outstanding, End of Period                      -       -   1,153  106,672  209,179  242,913
-------------------------------------------------------------------------------------------------------------


                              134     PROSPECTUS

                                                                      For the Year Ending December 31,
Sub-Accounts                                                  2002    2003    2004     2005     2006     2007
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund -
Class 2 (1)
 Accumulation Unit Value, Beginning of Period                $10.000 $11.538 $15.583 $ 17.095 $ 17.630 $ 18.858
 Accumulation Unit Value, End of Period                      $11.538 $15.583 $17.095 $ 17.630 $ 18.858 $ 20.643
 Number of Units Outstanding, End of Period                        0   2,120   1,457    1,685    1,833    1,745
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                $10.000 $11.228 $14.599 $ 17.778 $ 19.031 $ 21.909
 Accumulation Unit Value, End of Period                      $11.228 $14.599 $17.778 $ 19.031 $ 21.909 $ 21.046
 Number of Units Outstanding, End of Period                        0  17,710  32,091   56,409   67,453   74,742
---------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -       - $10.000 $ 10.253 $ 10.333 $ 10.577
 Accumulation Unit Value, End of Period                            -       - $10.253 $ 10.333 $ 10.577 $ 11.096
 Number of Units Outstanding, End of Period                        -       -   4,788   36,809   69,659   71,356
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -       -       -        - $ 10.000 $ 11.019
 Accumulation Unit Value, End of Period                            -       -       -        - $ 11.019 $ 12.127
 Number of Units Outstanding, End of Period                        -       -       -        -   28,256  139,069
---------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                $10.000 $10.327 $12.718 $ 14.097 $ 15.338 $ 17.869
 Accumulation Unit Value, End of Period                      $10.327 $12.718 $14.097 $ 15.338 $ 17.869 $ 18.195
 Number of Units Outstanding, End of Period                        0  51,247  89,468  195,874  248,012  286,267
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                $10.000 $11.236 $16.917 $ 20.762 $ 26.037 $ 32.822
 Accumulation Unit Value, End of Period                      $11.236 $16.917 $20.762 $ 26.037 $ 32.822 $ 41.594
 Number of Units Outstanding, End of Period                        0   4,338  10,936   24,121   33,128   21,398
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                $10.000 $10.477 $13.633 $ 15.902 $ 17.241 $ 20.606
 Accumulation Unit Value, End of Period                      $10.477 $13.633 $15.902 $ 17.241 $ 20.606 $ 23.411
 Number of Units Outstanding, End of Period                        0  10,738  24,545  131,380  214,900  229,814
---------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period                $10.000 $10.723 $12.920 $ 14.589 $ 13.916 $ 15.444
 Accumulation Unit Value, End of Period                      $10.723 $12.920 $14.589 $ 13.916 $ 15.444 $ 16.870
 Number of Units Outstanding, End of Period                    1,921   1,995   2,561    2,729    2,751    2,584
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio
 Accumulation Unit Value, Beginning of Period                      -       - $10.000 $ 10.912 $ 11.485 $ 12.958
 Accumulation Unit Value, End of Period                            -       - $10.912 $ 11.485 $ 12.958 $ 13.608
 Number of Units Outstanding, End of Period                        -       -   2,680   19,434   33,197   39,496
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio
 Accumulation Unit Value, Beginning of Period                      -       - $10.000 $ 10.363 $ 10.332 $ 11.116
 Accumulation Unit Value, End of Period                            -       - $10.363 $ 10.332 $ 11.116 $ 11.615
 Number of Units Outstanding, End of Period                        -       -   1,954   64,927  124,486  173,757
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio
 Accumulation Unit Value, Beginning of Period                      -       - $10.000 $ 10.896 $ 11.072 $ 12.778
 Accumulation Unit Value, End of Period                            -       - $10.896 $ 11.072 $ 12.778 $ 13.006
 Number of Units Outstanding, End of Period                        -       -   7,786   66,461   96,277  122,166
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities Portfolio
 Accumulation Unit Value, Beginning of Period                      -       - $10.000 $ 11.144 $ 11.475 $ 12.184
 Accumulation Unit Value, End of Period                            -       - $11.144 $ 11.475 $ 12.184 $ 14.541
 Number of Units Outstanding, End of Period                        -       -      86    6,838   31,720   42,332
---------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap Value Portfolio
 Accumulation Unit Value, Beginning of Period                      -       - $10.000 $ 11.127 $ 11.851 $ 13.090
 Accumulation Unit Value, End of Period                            -       - $11.127 $ 11.851 $ 13.090 $ 12.955
 Number of Units Outstanding, End of Period                        -       -   2,907   88,785  113,220  133,809
---------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                $10.000 $10.063 $12.422 $ 14.600 $ 16.090 $ 16.263
 Accumulation Unit Value, End of Period                      $10.063 $12.422 $14.600 $ 16.090 $ 16.263 $ 16.969
 Number of Units Outstanding, End of Period                        0   8,483  22,403   30,987   40,565   36,754
---------------------------------------------------------------------------------------------------------------


                              135     PROSPECTUS

                                                                    For the Year Ending December 31,
Sub-Accounts                                                2002    2003    2004     2005     2006     2007
-------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $10.699 $13.128 $ 14.184 $ 14.472 $ 15.789
 Accumulation Unit Value, End of Period                    $10.699 $13.128 $14.184 $ 14.472 $ 15.789 $ 16.078
 Number of Units Outstanding, End of Period                      0  14,806  25,039   40,359   46,580   45,964
-------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                    -       - $10.000 $ 10.110 $ 10.182 $ 10.515
 Accumulation Unit Value, End of Period                          -       - $10.110 $ 10.182 $ 10.515 $ 10.770
 Number of Units Outstanding, End of Period                      -       -   1,900   19,950  131,838  250,642
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                    - $10.000 $12.298 $ 12.903 $ 13.316 $ 14.111
 Accumulation Unit Value, End of Period                          - $12.298 $12.903 $ 13.316 $ 14.111 $ 15.810
 Number of Units Outstanding, End of Period                      -  16,293  62,821  119,313  148,739  121,790
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $10.150 $14.270 $ 16.695 $ 18.740 $ 21.645
 Accumulation Unit Value, End of Period                    $10.150 $14.270 $16.695 $ 18.740 $ 21.645 $ 22.595
 Number of Units Outstanding, End of Period                      0   4,146  18,071   21,315   21,514   24,156
-------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $10.663 $12.991 $ 13.901 $ 13.955 $ 15.000
 Accumulation Unit Value, End of Period                    $10.663 $12.991 $13.901 $ 13.955 $ 15.000 $ 14.691
 Number of Units Outstanding, End of Period                      0      12  41,186   48,901   61,033   66,322
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $10.179 $12.666 $ 13.604 $ 14.157 $ 15.989
 Accumulation Unit Value, End of Period                    $10.179 $12.666 $13.604 $ 14.157 $ 15.989 $ 16.387
 Number of Units Outstanding, End of Period                  1,945  26,782  59,125  140,753  202,184  197,820
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $10.356 $14.701 $ 17.242 $ 18.617 $ 21.007
 Accumulation Unit Value, End of Period                    $10.356 $14.701 $17.242 $ 18.617 $ 21.007 $ 20.384
 Number of Units Outstanding, End of Period                      0  14,941  25,485   41,748   54,905   54,188
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $10.553 $12.168 $ 12.984 $ 13.095 $ 13.820
 Accumulation Unit Value, End of Period                    $10.553 $12.168 $12.984 $ 13.095 $ 13.820 $ 14.898
 Number of Units Outstanding, End of Period                  1,928  41,097  77,772  191,974  247,776  297,150
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $10.390 $12.464 $ 13.383 $ 14.089 $ 15.649
 Accumulation Unit Value, End of Period                    $10.390 $12.464 $13.383 $ 14.089 $ 15.649 $ 15.851
 Number of Units Outstanding, End of Period                      0   8,988  14,779   22,697   33,202   29,202
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $10.800 $14.093 $ 14.804 $ 15.331 $ 17.489
 Accumulation Unit Value, End of Period                    $10.800 $14.093 $14.804 $ 15.331 $ 17.489 $ 16.170
 Number of Units Outstanding, End of Period                      0   2,112  49,986   53,041   51,557   56,846
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              $10.000 $ 9.726 $11.331 $ 11.945 $ 13.308 $ 13.462
 Accumulation Unit Value, End of Period                    $ 9.726 $11.331 $11.945 $ 13.308 $ 13.462 $ 13.168
 Number of Units Outstanding, End of Period                      0     978   1,958    2,147    2,250    2,107
-------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $10.743 $13.378 $ 14.554 $ 14.766 $ 16.062
 Accumulation Unit Value, End of Period                    $10.743 $13.378 $14.554 $ 14.766 $ 16.062 $ 16.246
 Number of Units Outstanding, End of Period                      0  20,709  39,241   58,158   84,296   90,170
-------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $10.187 $10.469 $ 10.759 $ 10.838 $ 11.149
 Accumulation Unit Value, End of Period                    $10.187 $10.469 $10.759 $ 10.838 $ 11.149 $ 11.544
 Number of Units Outstanding, End of Period                      0  33,742  65,425  153,673  278,298  316,107
-------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $10.606 $13.416 $ 15.341 $ 16.939 $ 21.291
 Accumulation Unit Value, End of Period                    $10.606 $13.416 $15.341 $ 16.939 $ 21.291 $ 22.704
 Number of Units Outstanding, End of Period                      0  16,560  23,536   34,205   56,149   67,587
-------------------------------------------------------------------------------------------------------------


                              136     PROSPECTUS

                                                                   For the Year Ending December 31,
Sub-Accounts                                               2002    2003    2004     2005     2006     2007
------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $10.409 $13.024 $ 14.437 $ 15.460 $ 17.334
 Accumulation Unit Value, End of Period                   $10.409 $13.024 $14.437 $ 15.460 $ 17.334 $ 16.176
 Number of Units Outstanding, End of Period                     0   4,222   5,134   14,206   28,439   33,309
------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 9.987 $ 9.878 $  9.785 $  9.873 $ 10.144
 Accumulation Unit Value, End of Period                   $ 9.987 $ 9.878 $ 9.785 $  9.873 $ 10.144 $ 10.459
 Number of Units Outstanding, End of Period                     0   3,503  25,745  132,095  212,468  333,114
------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period             $10.000 $10.381 $13.530 $ 14.687 $ 15.900 $ 16.987
 Accumulation Unit Value, End of Period                   $10.381 $13.530 $14.687 $ 15.900 $ 16.987 $ 17.675
 Number of Units Outstanding, End of Period                     0   4,646   4,607    4,534    4,578    3,706
------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $11.206 $14.610 $ 16.596 $ 17.296 $ 19.747
 Accumulation Unit Value, End of Period                   $11.206 $14.610 $16.596 $ 17.296 $ 19.747 $ 18.481
 Number of Units Outstanding, End of Period                     0   3,413   9,332   52,908   83,473   99,643
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period             $10.000 $10.644 $13.128 $ 13.896 $ 14.361 $ 15.733
 Accumulation Unit Value, End of Period                   $10.644 $13.128 $13.896 $ 14.361 $ 15.733 $ 15.568
 Number of Units Outstanding, End of Period                     0   2,239   4,387    4,597    4,443    3,226
------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $10.517 $12.113 $ 12.899 $ 13.202 $ 14.542
 Accumulation Unit Value, End of Period                   $10.517 $12.113 $12.899 $ 13.202 $ 14.542 $ 14.446
 Number of Units Outstanding, End of Period                     0  24,540  64,309   58,344   72,048   67,765
------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period             $10.000 $11.472 $14.093 $ 16.864 $ 18.020 $ 22.529
 Accumulation Unit Value, End of Period                   $11.472 $14.093 $16.864 $ 18.020 $ 22.529 $ 26.590
 Number of Units Outstanding, End of Period                     0   2,112   5,170    5,057    4,787    2,885
------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $10.374 $13.596 $ 15.869 $ 17.515 $ 18.177
 Accumulation Unit Value, End of Period                   $10.374 $13.596 $15.869 $ 17.515 $ 18.177 $ 18.568
 Number of Units Outstanding, End of Period                     0   9,417  15,619   12,925    9,150    7,663
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $10.111 $12.429 $ 12.847 $ 13.363 $ 13.866
 Accumulation Unit Value, End of Period                   $10.111 $12.429 $12.847 $ 13.363 $ 13.866 $ 14.398
 Number of Units Outstanding, End of Period                     0  44,440  54,946   71,627   70,383   64,271
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                   -       - $10.000 $ 11.130 $ 12.171 $ 12.567
 Accumulation Unit Value, End of Period                         -       - $11.130 $ 12.171 $ 12.567 $ 14.543
 Number of Units Outstanding, End of Period                     -       -   5,000    9,550    7,898    7,549
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   -       - $10.000 $ 11.343 $ 11.622 $ 13.273
 Accumulation Unit Value, End of Period                         -       - $11.343 $ 11.622 $ 13.273 $ 12.757
 Number of Units Outstanding, End of Period                     -       -  29,089  104,771  162,673  166,026
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period             $10.000 $ 9.412 $11.767 $ 12.365 $ 13.098 $ 13.229
 Accumulation Unit Value, End of Period                   $ 9.412 $11.767 $12.365 $ 13.098 $ 13.229 $ 15.184
 Number of Units Outstanding, End of Period                     0   4,800  16,427   35,171   43,766   46,533
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period             $10.000 $10.655 $13.388 $ 15.035 $ 16.235 $ 18.530
 Accumulation Unit Value, End of Period                   $10.655 $13.388 $15.035 $ 16.235 $ 18.530 $ 18.694
 Number of Units Outstanding, End of Period                     0  16,041  55,062   97,713  121,276  125,665
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   - $10.000 $10.000 $  9.895 $  9.975 $ 10.226
 Accumulation Unit Value, End of Period                         - $10.000 $ 9.895 $  9.975 $ 10.226 $ 10.511
 Number of Units Outstanding, End of Period                     -       0  23,867   76,491   55,566   52,997
------------------------------------------------------------------------------------------------------------


                              137     PROSPECTUS

                                                                      For the Year Ending December 31,
Sub-Accounts                                                   2002    2003    2004    2005     2006     2007
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.062 $13.908 $15.067 $ 16.627 $ 18.131
 Accumulation Unit Value, End of Period                       $11.062 $13.908 $15.067 $16.627 $ 18.131 $ 18.983
 Number of Units Outstanding, End of Period                         0   2,511   7,583  20,297   24,735   25,013
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.967 $ 11.589 $ 12.840
 Accumulation Unit Value, End of Period                             -       - $10.967 $11.589 $ 12.840 $ 13.060
 Number of Units Outstanding, End of Period                         -       -  40,892  82,180  139,142  160,968
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.763 $ 12.257 $ 12.558
 Accumulation Unit Value, End of Period                             -       - $10.763 $12.257 $ 12.558 $ 15.064
 Number of Units Outstanding, End of Period                         -       -   7,291   6,860    5,209    4,795
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.738 $ 12.203 $ 12.468
 Accumulation Unit Value, End of Period                             -       - $10.738 $12.203 $ 12.468 $ 14.926
 Number of Units Outstanding, End of Period                         -       -   4,141   5,702    8,295    8,181
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       - $10.000 $10.000 $11.098 $ 12.230 $ 14.625
 Accumulation Unit Value, End of Period                             - $10.000 $11.098 $12.230 $ 14.625 $ 15.798
 Number of Units Outstanding, End of Period                         -       0  20,294  67,795  126,365  126,897
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       -       -       -       - $ 10.000 $  9.833
 Accumulation Unit Value, End of Period                             -       -       -       - $  9.833 $ 11.864
 Number of Units Outstanding, End of Period                         -       -       -       -   33,087   55,991
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       - $10.000 $13.593 $15.912 $ 17.677 $ 19.456
 Accumulation Unit Value, End of Period                             - $13.593 $15.912 $17.677 $ 19.456 $ 19.712
 Number of Units Outstanding, End of Period                         -   1,742   8,905  12,996   11,922    9,527
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $11.306 $ 12.497 $ 14.844
 Accumulation Unit Value, End of Period                             -       - $11.306 $12.497 $ 14.844 $ 15.753
 Number of Units Outstanding, End of Period                         -       -  17,454  18,097   17,725   14,683
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $11.300 $ 12.472 $ 14.805
 Accumulation Unit Value, End of Period                             -       - $11.300 $12.472 $ 14.805 $ 15.697
 Number of Units Outstanding, End of Period                         -       -  18,683  23,225   40,335   53,940
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.703 $14.547 $19.479 $ 22.382 $ 30.325
 Accumulation Unit Value, End of Period                       $10.703 $14.547 $19.479 $22.382 $ 30.325 $ 24.686
 Number of Units Outstanding, End of Period                         0  10,341  25,715  34,738   37,755   45,700
---------------------------------------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that


                              138     PROSPECTUS
  invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                              139     PROSPECTUS

Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71 - 79))


                           Mortality & Expense = 2.3


--------------------------------------------------------------------------------


                                                                 For the Year Ending December 31,
Sub-Accounts                                               2002  2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.207
 Accumulation Unit Value, End of Period                     -         -       -       - $10.207 $11.673
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.397
 Accumulation Unit Value, End of Period                     -         -       -       - $10.397 $10.991
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.427
 Accumulation Unit Value, End of Period                     -         -       -       - $10.427 $11.179
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.436
 Accumulation Unit Value, End of Period                     -         -       -       - $10.436 $11.302
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.289
 Accumulation Unit Value, End of Period                     -         -       -       - $10.289 $10.624
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $ 9.686
 Accumulation Unit Value, End of Period                     -         -       -       - $ 9.686 $11.551
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.757
 Accumulation Unit Value, End of Period                     -         -       -       - $10.757 $11.031
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $ 9.818
 Accumulation Unit Value, End of Period                     -         -       -       - $ 9.818 $11.040
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -   $10.680 $13.292 $14.336 $14.472 $16.477
 Accumulation Unit Value, End of Period                     -   $13.292 $14.336 $14.472 $16.477 $15.469
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $11.171 $11.069 $12.763
 Accumulation Unit Value, End of Period                     -         - $11.171 $11.069 $12.763 $12.911
 Number of Units Outstanding, End of Period                 -         -       0       0       0       0
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $10.501 $10.349 $11.192
 Accumulation Unit Value, End of Period                     -         - $10.501 $10.349 $11.192 $11.592
 Number of Units Outstanding, End of Period                 -         -       0      40      40      40
-------------------------------------------------------------------------------------------------------


                              140     PROSPECTUS

                                                                        For the Year Ending December 31,
Sub-Accounts                                                      2002  2003    2004    2005    2006    2007
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period                      -   $11.801 $15.428 $16.770 $17.137 $18.164
 Accumulation Unit Value, End of Period                            -   $15.428 $16.770 $17.137 $18.164 $19.700
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $11.021 $14.453 $17.440 $18.498 $21.102
 Accumulation Unit Value, End of Period                            -   $14.453 $17.440 $18.498 $21.102 $20.084
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.190 $10.176 $10.322
 Accumulation Unit Value, End of Period                            -         - $10.190 $10.176 $10.322 $10.728
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -         -       -       - $10.000 $10.951
 Accumulation Unit Value, End of Period                            -         -       -       - $10.951 $11.942
 Number of Units Outstanding, End of Period                        -         -       -       -       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $10.581 $12.591 $13.829 $14.909 $17.211
 Accumulation Unit Value, End of Period                            -   $12.591 $13.829 $14.909 $17.211 $17.364
 Number of Units Outstanding, End of Period                        -         0       0       0     552     548
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $11.655 $16.748 $20.367 $25.309 $31.613
 Accumulation Unit Value, End of Period                            -   $16.748 $20.367 $25.309 $31.613 $39.694
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $10.359 $13.497 $15.599 $16.759 $19.847
 Accumulation Unit Value, End of Period                            -   $13.497 $15.599 $16.759 $19.847 $22.342
 Number of Units Outstanding, End of Period                        -         0       0       0     281     279
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period                      -   $11.563 $12.792 $14.312 $13.526 $14.875
 Accumulation Unit Value, End of Period                            -   $12.792 $14.312 $13.526 $14.875 $16.099
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.887 $11.355 $12.694
 Accumulation Unit Value, End of Period                            -         - $10.887 $11.355 $12.694 $13.208
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.339 $10.214 $10.890
 Accumulation Unit Value, End of Period                            -         - $10.339 $10.214 $10.890 $11.274
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.871 $10.946 $12.518
 Accumulation Unit Value, End of Period                            -         - $10.871 $10.946 $12.518 $12.624
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $11.119 $11.344 $11.936
 Accumulation Unit Value, End of Period                            -         - $11.119 $11.344 $11.936 $14.114
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap Value Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $11.102 $11.716 $12.823
 Accumulation Unit Value, End of Period                            -         - $11.102 $11.716 $12.823 $12.574
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                      -   $10.319 $12.298 $14.322 $15.640 $15.664
 Accumulation Unit Value, End of Period                            -   $12.298 $14.322 $15.640 $15.664 $16.193
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------


                              141     PROSPECTUS

                                                                 For the Year Ending December 31,
Sub-Accounts                                               2002  2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.085 $12.997 $13.914 $14.067 $15.207
 Accumulation Unit Value, End of Period                     -   $12.997 $13.914 $14.067 $15.207 $15.343
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $10.087 $10.066 $10.300
 Accumulation Unit Value, End of Period                     -         - $10.087 $10.066 $10.300 $10.453
 Number of Units Outstanding, End of Period                 -         -       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.000 $12.222 $12.707 $12.994 $13.644
 Accumulation Unit Value, End of Period                     -   $12.222 $12.707 $12.994 $13.644 $15.146
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.062 $14.128 $16.377 $18.216 $20.848
 Accumulation Unit Value, End of Period                     -   $14.128 $16.377 $18.216 $20.848 $21.563
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.708 $12.861 $13.636 $13.564 $14.448
 Accumulation Unit Value, End of Period                     -   $12.861 $13.636 $13.564 $14.448 $14.020
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.442 $12.540 $13.346 $13.761 $15.400
 Accumulation Unit Value, End of Period                     -   $12.540 $13.346 $13.761 $15.400 $15.638
 Number of Units Outstanding, End of Period                 -       370     498     525      29      29
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.692 $14.554 $16.914 $18.096 $20.234
 Accumulation Unit Value, End of Period                     -   $14.554 $16.914 $18.096 $20.234 $19.452
 Number of Units Outstanding, End of Period                 -       321     428     213     211     210
-------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.224 $12.046 $12.737 $12.729 $13.310
 Accumulation Unit Value, End of Period                     -   $12.046 $12.737 $12.729 $13.310 $14.217
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.730 $12.339 $13.128 $13.695 $15.072
 Accumulation Unit Value, End of Period                     -   $12.339 $13.128 $13.695 $15.072 $15.127
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.971 $13.404 $14.522 $14.902 $16.845
 Accumulation Unit Value, End of Period                     -   $13.404 $14.522 $14.902 $16.845 $15.431
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period               -   $10.213 $11.218 $11.718 $12.935 $12.966
 Accumulation Unit Value, End of Period                     -   $11.218 $11.718 $12.935 $12.966 $12.566
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $11.841 $13.245 $14.277 $14.353 $15.470
 Accumulation Unit Value, End of Period                     -   $13.245 $14.277 $14.353 $15.470 $15.504
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.335 $10.364 $10.554 $10.535 $10.738
 Accumulation Unit Value, End of Period                     -   $10.364 $10.554 $10.535 $10.738 $11.016
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.554 $13.282 $15.049 $16.465 $20.507
 Accumulation Unit Value, End of Period                     -   $13.282 $15.049 $16.465 $20.507 $21.667
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------


                              142     PROSPECTUS

                                                                For the Year Ending December 31,
Sub-Accounts                                              2002  2003    2004    2005    2006    2007
------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.670 $12.894 $14.163 $15.027 $16.696
 Accumulation Unit Value, End of Period                    -   $12.894 $14.163 $15.027 $16.696 $15.437
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $ 9.917 $ 9.779 $ 9.598 $ 9.597 $ 9.770
 Accumulation Unit Value, End of Period                    -   $ 9.779 $ 9.598 $ 9.597 $ 9.770 $ 9.981
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $10.957 $13.395 $14.408 $15.456 $16.362
 Accumulation Unit Value, End of Period                    -   $13.395 $14.408 $15.456 $16.362 $16.868
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $11.298 $14.464 $16.280 $16.812 $19.020
 Accumulation Unit Value, End of Period                    -   $14.464 $16.280 $16.812 $19.020 $17.637
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $10.819 $12.997 $13.632 $13.960 $15.153
 Accumulation Unit Value, End of Period                    -   $12.997 $13.632 $13.960 $15.153 $14.856
 Number of Units Outstanding, End of Period                -       356     481     478       0       0
------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.660 $11.992 $12.654 $12.833 $14.006
 Accumulation Unit Value, End of Period                    -   $11.992 $12.654 $12.833 $14.006 $13.786
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $11.623 $13.975 $16.543 $17.516 $21.699
 Accumulation Unit Value, End of Period                    -   $13.975 $16.543 $17.516 $21.699 $25.376
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.776 $13.460 $15.567 $17.025 $17.507
 Accumulation Unit Value, End of Period                    -   $13.460 $15.567 $17.025 $17.507 $17.719
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.557 $12.305 $12.603 $12.989 $13.355
 Accumulation Unit Value, End of Period                    -   $12.305 $12.603 $12.989 $13.355 $13.740
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period              -         - $10.000 $11.062 $11.986 $12.263
 Accumulation Unit Value, End of Period                    -         - $11.062 $11.986 $12.263 $14.061
 Number of Units Outstanding, End of Period                -         -       0       0       0       0
------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -         - $10.000 $11.274 $11.446 $12.952
 Accumulation Unit Value, End of Period                    -         - $11.274 $11.446 $12.952 $12.334
 Number of Units Outstanding, End of Period                -         -       0       0       0       0
------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $ 9.909 $11.650 $12.129 $12.732 $12.742
 Accumulation Unit Value, End of Period                    -   $11.650 $12.129 $12.732 $12.742 $14.490
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $10.757 $13.254 $14.749 $15.781 $17.848
 Accumulation Unit Value, End of Period                    -   $13.254 $14.749 $15.781 $17.848 $17.840
 Number of Units Outstanding, End of Period                -       354     476     499     625     621
------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $10.000 $10.000 $ 9.805 $ 9.793 $ 9.948
 Accumulation Unit Value, End of Period                    -   $10.000 $ 9.805 $ 9.793 $ 9.948 $10.132
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------


                              143     PROSPECTUS

                                                                    For the Year Ending December 31,
Sub-Accounts                                                  2002  2003    2004    2005     2006    2007
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $12.265 $13.770 $14.780 $ 16.162 $17.464
 Accumulation Unit Value, End of Period                        -   $13.770 $14.780 $16.162 $ 17.464 $18.115
 Number of Units Outstanding, End of Period                    -         0       0       0        0       0
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.900 $ 11.413 $12.530
 Accumulation Unit Value, End of Period                        -         - $10.900 $11.413 $ 12.530 $12.627
 Number of Units Outstanding, End of Period                    -         -       0       0        0       0
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.697 $ 12.071 $12.254
 Accumulation Unit Value, End of Period                        -         - $10.697 $12.071 $ 12.254 $14.565
 Number of Units Outstanding, End of Period                    -         -       0       0  688,857     851
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.672 $ 12.018 $12.166
 Accumulation Unit Value, End of Period                        -         - $10.672 $12.018 $ 12.166 $14.432
 Number of Units Outstanding, End of Period                    -         -       0       0        0       0
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $10.000 $10.000 $10.996 $ 12.007 $14.228
 Accumulation Unit Value, End of Period                        -   $10.000 $10.996 $12.007 $ 14.228 $15.228
 Number of Units Outstanding, End of Period                    -         0       0       0        0       0
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -         -       -       - $ 10.000 $ 9.772
 Accumulation Unit Value, End of Period                        -         -       -       - $  9.772 $11.682
 Number of Units Outstanding, End of Period                    -         -       -       -        0       0
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $10.000 $13.510 $15.670 $ 17.250 $18.813
 Accumulation Unit Value, End of Period                        -   $13.510 $15.670 $17.250 $ 18.813 $18.885
 Number of Units Outstanding, End of Period                    -         0       0       0      211     210
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $11.237 $ 12.307 $14.486
 Accumulation Unit Value, End of Period                        -         - $11.237 $12.307 $ 14.486 $15.231
 Number of Units Outstanding, End of Period                    -         -     629     313      311     309
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $11.231 $ 12.282 $14.447
 Accumulation Unit Value, End of Period                        -         - $11.231 $12.282 $ 14.447 $15.176
 Number of Units Outstanding, End of Period                    -         -       0       0        0       0
-----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $11.357 $14.402 $19.109 $2 1.756 $29.208
 Accumulation Unit Value, End of Period                        -   $14.402 $19.109 $21.756 $ 29.208 $23.558
 Number of Units Outstanding, End of Period                    -         0       0       0        0       0
-----------------------------------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option and with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that


                              144     PROSPECTUS
  invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                              145     PROSPECTUS

Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Basic Contract)


                           Mortality & Expense = 1.5


--------------------------------------------------------------------------------


                                                                     For the Year Ending December 31,
Sub-Accounts                                             2002     2003     2004      2005       2006       2007
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                 -        -        -          - $   10.000 $   10.263
 Accumulation Unit Value, End of Period                       -        -        -          - $   10.263 $   11.834
 Number of Units Outstanding, End of Period                   -        -        -          -    414,282    723,702
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                 -        -        -          - $   10.000 $   10.454
 Accumulation Unit Value, End of Period                       -        -        -          - $   10.454 $   11.142
 Number of Units Outstanding, End of Period                   -        -        -          -    130,383    148,898
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                 -        -        -          - $   10.000 $   10.484
 Accumulation Unit Value, End of Period                       -        -        -          - $   10.484 $   11.333
 Number of Units Outstanding, End of Period                   -        -        -          -     36,399     99,598
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                 -        -        -          - $   10.000 $   10.493
 Accumulation Unit Value, End of Period                       -        -        -          - $   10.493 $   11.458
 Number of Units Outstanding, End of Period                   -        -        -          -     42,087     40,167
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                 -        -        -          - $   10.000 $   10.345
 Accumulation Unit Value, End of Period                       -        -        -          - $   10.345 $   10.771
 Number of Units Outstanding, End of Period                   -        -        -          -      9,730     10,156
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                 -        -        -          - $   10.000 $    9.739
 Accumulation Unit Value, End of Period                       -        -        -          - $    9.739 $   11.710
 Number of Units Outstanding, End of Period                   -        -        -          -      7,984     10,829
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                 -        -        -          - $   10.000 $   10.816
 Accumulation Unit Value, End of Period                       -        -        -          - $   10.816 $   11.184
 Number of Units Outstanding, End of Period                   -        -        -          -     37,450     47,278
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                 -        -        -          - $   10.000 $    9.872
 Accumulation Unit Value, End of Period                       -        -        -          - $    9.872 $   11.192
 Number of Units Outstanding, End of Period                   -        -        -          -     94,755    192,846
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund -
Class 2
 Accumulation Unit Value, Beginning of Period           $10.000 $ 10.851 $ 13.409 $   14.582 $   14.840 $   17.034
 Accumulation Unit Value, End of Period                 $10.851 $ 13.409 $ 14.582 $   14.840 $   17.034 $   16.124
 Number of Units Outstanding, End of Period                 347  117,457  236,098    310,781    302,687    261,390
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 -        - $ 10.000 $   11.233 $   11.221 $   13.044
 Accumulation Unit Value, End of Period                       -        - $ 11.233 $   11.221 $   13.044 $   13.304
 Number of Units Outstanding, End of Period                   -        -   66,922  1,005,366  2,122,022  2,815,817
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund -
Class 2
 Accumulation Unit Value, Beginning of Period                 -        - $ 10.000 $   10.523 $   10.455 $   11.399
 Accumulation Unit Value, End of Period                       -        - $ 10.523 $   10.455 $   11.399 $   11.903
 Number of Units Outstanding, End of Period                   -        -    2,116    378,307    825,544  1,001,796
------------------------------------------------------------------------------------------------------------------


                              146     PROSPECTUS

                                                                     For the Year Ending December 31,
Sub-Accounts                                              2002     2003     2004     2005      2006       2007
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund -
Class 2 (1)
 Accumulation Unit Value, Beginning of Period            $10.000 $ 11.535 $ 15.564 $ 17.057 $   17.572 $   18.778
 Accumulation Unit Value, End of Period                  $11.535 $ 15.564 $ 17.057 $ 17.572 $   18.778 $   20.534
 Number of Units Outstanding, End of Period                  434    4,327    3,941    8,813      7,164      5,267
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period            $10.000 $ 11.225 $ 14.581 $ 17.739 $   18.969 $   21.816
 Accumulation Unit Value, End of Period                  $11.225 $ 14.581 $ 17.739 $ 18.969 $   21.816 $   20.935
 Number of Units Outstanding, End of Period                  860  101,030  168,475  285,208    356,890    345,544
-----------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund - Class 2
 Accumulation Unit Value, Beginning of Period                  -        - $ 10.000 $ 10.246 $   10.315 $   10.549
 Accumulation Unit Value, End of Period                        -        - $ 10.246 $ 10.315 $   10.549 $   11.055
 Number of Units Outstanding, End of Period                    -        -   42,893  136,448    257,214    355,522
-----------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                  -        -        -        - $   10.000 $   11.011
 Accumulation Unit Value, End of Period                        -        -        -        - $   11.011 $   12.107
 Number of Units Outstanding, End of Period                    -        -        -        -    320,169    558,370
-----------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period            $10.000 $ 10.324 $ 12.703 $ 14.065 $   15.288 $   17.793
 Accumulation Unit Value, End of Period                  $10.324 $ 12.703 $ 14.065 $ 15.288 $   17.793 $   18.099
 Number of Units Outstanding, End of Period                2,174  148,918  358,905  688,072  1,079,337  1,269,936
-----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund -
Class 2
 Accumulation Unit Value, Beginning of Period            $10.000 $ 11.233 $ 16.896 $ 20.715 $   25.952 $   32.682
 Accumulation Unit Value, End of Period                  $11.233 $ 16.896 $ 20.715 $ 25.952 $   32.682 $   41.374
 Number of Units Outstanding, End of Period                    0   54,196   85,691  122,683    166,538    194,282
-----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period            $10.000 $ 10.475 $ 13.616 $ 15.866 $   17.185 $   20.518
 Accumulation Unit Value, End of Period                  $10.475 $ 13.616 $ 15.866 $ 17.185 $   20.518 $   23.288
 Number of Units Outstanding, End of Period                  640   53,801  104,501  354,268    733,746    922,024
-----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund -
Class 2 (1)
 Accumulation Unit Value, Beginning of Period            $10.000 $ 10.721 $ 12.905 $ 14.556 $   13.871 $   15.378
 Accumulation Unit Value, End of Period                  $10.721 $ 12.905 $ 14.556 $ 13.871 $   15.378 $   16.780
 Number of Units Outstanding, End of Period                  135   12,812    4,209    5,030      5,249      3,012
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio
 Accumulation Unit Value, Beginning of Period                  -        - $ 10.000 $ 10.909 $   11.471 $   12.929
 Accumulation Unit Value, End of Period                        -        - $ 10.909 $ 11.471 $   12.929 $   13.563
 Number of Units Outstanding, End of Period                    -        -    1,724   75,627    147,228    126,050
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio
 Accumulation Unit Value, Beginning of Period                  -        - $ 10.000 $ 10.360 $   10.319 $   11.091
 Accumulation Unit Value, End of Period                        -        - $ 10.360 $ 10.319 $   11.091 $   11.577
 Number of Units Outstanding, End of Period                    -        -    3,670  188,567    388,338    495,383
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio
 Accumulation Unit Value, Beginning of Period                  -        - $ 10.000 $ 10.893 $   11.057 $   12.749
 Accumulation Unit Value, End of Period                        -        - $ 10.893 $ 11.057 $   12.749 $   12.963
 Number of Units Outstanding, End of Period                    -        -   11,058  149,184    311,007    391,344
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities Portfolio
 Accumulation Unit Value, Beginning of Period                  -        - $ 10.000 $ 11.141 $   11.460 $   12.156
 Accumulation Unit Value, End of Period                        -        - $ 11.141 $ 11.460 $   12.156 $   14.493
 Number of Units Outstanding, End of Period                    -        -    2,150   37,104    134,749    199,136
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap Value Portfolio
 Accumulation Unit Value, Beginning of Period                  -        - $ 10.000 $ 11.124 $   11.836 $   13.060
 Accumulation Unit Value, End of Period                        -        - $ 11.124 $ 11.836 $   13.060 $   12.913
 Number of Units Outstanding, End of Period                    -        -       16  431,792    720,550    767,839
-----------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period            $10.000 $ 10.060 $ 12.406 $ 14.567 $   16.038 $   16.193
 Accumulation Unit Value, End of Period                  $10.060 $ 12.406 $ 14.567 $ 16.038 $   16.193 $   16.879
 Number of Units Outstanding, End of Period                    0   22,549   68,809  102,358    132,006    111,355
-----------------------------------------------------------------------------------------------------------------


                              147     PROSPECTUS

                                                                     For the Year Ending December 31,
Sub-Accounts                                                2002     2003     2004     2005     2006     2007
---------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.696 $ 13.112 $ 14.152 $ 14.425 $ 15.722
 Accumulation Unit Value, End of Period                    $10.696 $ 13.112 $ 14.152 $ 14.425 $ 15.722 $ 15.993
 Number of Units Outstanding, End of Period                      0   73,942  124,555  184,065  190,342  170,766
---------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                    -        - $ 10.000 $ 10.108 $ 10.169 $ 10.491
 Accumulation Unit Value, End of Period                          -        - $ 10.108 $ 10.169 $ 10.491 $ 10.734
 Number of Units Outstanding, End of Period                      -        -      274   55,948  456,364  845,679
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                    - $ 10.000 $ 12.289 $ 12.881 $ 13.280 $ 14.059
 Accumulation Unit Value, End of Period                          - $ 12.289 $ 12.881 $ 13.280 $ 14.059 $ 15.735
 Number of Units Outstanding, End of Period                      -   45,608  124,466  313,104  394,571  358,649
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.148 $ 14.253 $ 16.657 $ 18.679 $ 21.553
 Accumulation Unit Value, End of Period                    $10.148 $ 14.253 $ 16.657 $ 18.679 $ 21.553 $ 22.475
 Number of Units Outstanding, End of Period                      0   38,933   62,907   59,949   90,930   82,603
---------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.661 $ 12.975 $ 13.869 $ 13.909 $ 14.936
 Accumulation Unit Value, End of Period                    $10.661 $ 12.975 $ 13.869 $ 13.909 $ 14.936 $ 14.614
 Number of Units Outstanding, End of Period                    508   81,371  165,436  197,061  160,880  134,180
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.177 $ 12.650 $ 13.574 $ 14.111 $ 15.921
 Accumulation Unit Value, End of Period                    $10.177 $ 12.650 $ 13.574 $ 14.111 $ 15.921 $ 16.300
 Number of Units Outstanding, End of Period                  1,007   83,324  196,103  446,470  653,766  674,700
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.354 $ 14.682 $ 17.203 $ 18.556 $ 20.918
 Accumulation Unit Value, End of Period                    $10.354 $ 14.682 $ 17.203 $ 18.556 $ 20.918 $ 20.276
 Number of Units Outstanding, End of Period                    745   58,798  106,502  180,178  260,535  252,429
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.551 $ 12.153 $ 12.955 $ 13.052 $ 13.761
 Accumulation Unit Value, End of Period                    $10.551 $ 12.153 $ 12.955 $ 13.052 $ 13.761 $ 14.819
 Number of Units Outstanding, End of Period                      0  261,984  475,970  837,415  941,030  918,620
---------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.388 $ 12.448 $ 13.353 $ 14.043 $ 15.582
 Accumulation Unit Value, End of Period                    $10.388 $ 12.448 $ 13.353 $ 14.043 $ 15.582 $ 15.767
 Number of Units Outstanding, End of Period                      0   12,054   35,146  132,476  172,913  162,161
---------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.798 $ 14.075 $ 14.771 $ 15.281 $ 17.414
 Accumulation Unit Value, End of Period                    $10.798 $ 14.075 $ 14.771 $ 15.281 $ 17.414 $ 16.084
 Number of Units Outstanding, End of Period                  1,666   15,549  186,092  223,540  189,319  159,148
---------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              $10.000 $  9.724 $ 11.317 $ 11.919 $ 13.264 $ 13.405
 Accumulation Unit Value, End of Period                    $ 9.724 $ 11.317 $ 11.919 $ 13.264 $ 13.405 $ 13.098
 Number of Units Outstanding, End of Period                      0   24,389   34,838   31,655   24,547   12,934
---------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.741 $ 13.362 $ 14.521 $ 14.718 $ 15.993
 Accumulation Unit Value, End of Period                    $10.741 $ 13.362 $ 14.521 $ 14.718 $ 15.993 $ 16.161
 Number of Units Outstanding, End of Period                  1,550  114,140  182,596  293,917  301,544  305,846
---------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.185 $ 10.456 $ 10.735 $ 10.803 $ 11.101
 Accumulation Unit Value, End of Period                    $10.185 $ 10.456 $ 10.735 $ 10.803 $ 11.101 $ 11.482
 Number of Units Outstanding, End of Period                  1,811  155,621  329,460  676,821  914,327  932,946
---------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.604 $ 13.399 $ 15.306 $ 16.884 $ 21.200
 Accumulation Unit Value, End of Period                    $10.604 $ 13.399 $ 15.306 $ 16.884 $ 21.200 $ 22.584
 Number of Units Outstanding, End of Period                    319   50,972   72,525  136,789  208,019  267,987
---------------------------------------------------------------------------------------------------------------


                              148     PROSPECTUS

                                                                      For the Year Ending December 31,
Sub-Accounts                                               2002     2003     2004     2005      2006       2007
------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.407 $ 13.008 $ 14.405 $   15.409 $   17.260
 Accumulation Unit Value, End of Period                   $10.407 $ 13.008 $ 14.405 $ 15.409 $   17.260 $   16.090
 Number of Units Outstanding, End of Period                   150   41,343   41,743   60,847     59,846     56,727
------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $  9.985 $  9.865 $  9.763 $    9.841 $   10.100
 Accumulation Unit Value, End of Period                   $ 9.985 $  9.865 $  9.763 $  9.841 $   10.100 $   10.404
 Number of Units Outstanding, End of Period                     0  652,592  641,522  952,353  1,202,292  1,302,640
------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.379 $ 13.513 $ 14.654 $   15.849 $   16.915
 Accumulation Unit Value, End of Period                   $10.379 $ 13.513 $ 14.654 $ 15.849 $   16.915 $   17.582
 Number of Units Outstanding, End of Period                 1,640   20,679   33,167   32,056     20,031      4,574
------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 11.204 $ 14.592 $ 16.559 $   17.239 $   19.663
 Accumulation Unit Value, End of Period                   $11.204 $ 14.592 $ 16.559 $ 17.239 $   19.663 $   18.384
 Number of Units Outstanding, End of Period                   424   48,650   96,870  252,139    343,255    382,838
------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.642 $ 13.112 $ 13.865 $   14.315 $   15.665
 Accumulation Unit Value, End of Period                   $10.642 $ 13.112 $ 13.865 $ 14.315 $   15.665 $   15.485
 Number of Units Outstanding, End of Period                     0    7,152   14,354   14,048     13,472      9,001
------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.515 $ 12.098 $ 12.870 $   13.159 $   14.480
 Accumulation Unit Value, End of Period                   $10.515 $ 12.098 $ 12.870 $ 13.159 $   14.480 $   14.370
 Number of Units Outstanding, End of Period                 2,030   79,093  157,776  218,982    184,184    248,096
------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period             $10.000 $ 11.470 $ 14.075 $ 16.826 $   17.961 $   22.432
 Accumulation Unit Value, End of Period                   $11.470 $ 14.075 $ 16.826 $ 17.961 $   22.432 $   26.449
 Number of Units Outstanding, End of Period                     0   15,549   25,933   23,337     18,945     13,069
------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.372 $ 13.579 $ 15.833 $   17.458 $   18.099
 Accumulation Unit Value, End of Period                   $10.372 $ 13.579 $ 15.833 $ 17.458 $   18.099 $   18.470
 Number of Units Outstanding, End of Period                 2,547   50,687   82,701   64,526     58,064     51,749
------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.109 $ 12.414 $ 12.818 $   13.320 $   13.807
 Accumulation Unit Value, End of Period                   $10.109 $ 12.414 $ 12.818 $ 13.320 $   13.807 $   14.322
 Number of Units Outstanding, End of Period                   617  153,342  248,311  317,126    316,832    249,085
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                   -        - $ 10.000 $ 11.122 $   12.150 $   12.533
 Accumulation Unit Value, End of Period                         -        - $ 11.122 $ 12.150 $   12.533 $   14.489
 Number of Units Outstanding, End of Period                     -        -   49,268   62,073     45,545     39,401
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   -        - $ 10.000 $ 11.336 $   11.603 $   13.237
 Accumulation Unit Value, End of Period                         -        - $ 11.336 $ 11.603 $   13.237 $   12.709
 Number of Units Outstanding, End of Period                     -        -   53,964  402,711    647,016    665,447
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period             $10.000 $  9.410 $ 11.753 $ 12.337 $   13.056 $   13.172
 Accumulation Unit Value, End of Period                   $ 9.410 $ 11.753 $ 12.337 $ 13.056 $   13.172 $   15.104
 Number of Units Outstanding, End of Period                     0   31,986   49,070   81,791     88,072     83,140
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.653 $ 13.371 $ 15.002 $   16.182 $   18.451
 Accumulation Unit Value, End of Period                   $10.653 $ 13.371 $ 15.002 $ 16.182 $   18.451 $   18.595
 Number of Units Outstanding, End of Period                     0   74,198  146,747  296,595    387,496    334,095
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   - $ 10.000 $ 10.000 $  9.885 $    9.955 $   10.195
 Accumulation Unit Value, End of Period                         - $ 10.000 $  9.885 $  9.955 $   10.195 $   10.468
 Number of Units Outstanding, End of Period                     -        0   95,428  276,059    280,454    394,938
------------------------------------------------------------------------------------------------------------------


                              149     PROSPECTUS

                                                                       For the Year Ending December 31,
Sub-Accounts                                                   2002    2003     2004     2005     2006     2007
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.059 $ 13.891 $ 15.033 $ 16.573 $ 18.054
 Accumulation Unit Value, End of Period                       $11.059 $13.891 $ 15.033 $ 16.573 $ 18.054 $ 18.882
 Number of Units Outstanding, End of Period                         0  12,459   61,335   87,995  103,578   98,940
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       -       - $ 10.000 $ 10.959 $ 11.570 $ 12.805
 Accumulation Unit Value, End of Period                             -       - $ 10.959 $ 11.570 $ 12.805 $ 13.011
 Number of Units Outstanding, End of Period                         -       -   70,540  222,716  415,319  401,611
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $ 10.000 $ 10.756 $ 12.236 $ 12.524
 Accumulation Unit Value, End of Period                             -       - $ 10.756 $ 12.236 $ 12.524 $ 15.008
 Number of Units Outstanding, End of Period                         -       -   63,467   57,712   44,233   18,828
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $ 10.000 $ 10.731 $ 12.183 $ 12.434
 Accumulation Unit Value, End of Period                             -       - $ 10.731 $ 12.183 $ 12.434 $ 14.871
 Number of Units Outstanding, End of Period                         -       -   41,130   39,564   34,463   30,048
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       - $10.000 $ 10.000 $ 11.086 $ 12.205 $ 14.580
 Accumulation Unit Value, End of Period                             - $10.000 $ 11.086 $ 12.205 $ 14.580 $ 15.734
 Number of Units Outstanding, End of Period                         -       0   36,213  306,837  671,532  793,322
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       -       -        -        - $ 10.000 $  9.826
 Accumulation Unit Value, End of Period                             -       -        -        - $  9.826 $ 11.844
 Number of Units Outstanding, End of Period                         -       -        -        -  151,344  287,553
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       - $10.000 $ 13.584 $ 15.885 $ 17.630 $ 19.384
 Accumulation Unit Value, End of Period                             - $13.584 $ 15.885 $ 17.630 $ 19.384 $ 19.619
 Number of Units Outstanding, End of Period                         -  13,341   33,746   45,386   35,762   33,493
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $ 10.000 $ 11.299 $ 12.476 $ 14.804
 Accumulation Unit Value, End of Period                             -       - $ 11.299 $ 12.476 $ 14.804 $ 15.694
 Number of Units Outstanding, End of Period                         -       -  104,318  113,259   85,256   65,948
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $ 10.000 $ 11.292 $ 12.451 $ 14.765
 Accumulation Unit Value, End of Period                             -       - $ 11.292 $ 12.451 $ 14.765 $ 15.638
 Number of Units Outstanding, End of Period                         -       -   33,745   71,563  150,213  209,679
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.701 $ 14.529 $ 19.436 $ 22.309 $ 30.195
 Accumulation Unit Value, End of Period                       $10.701 $14.529 $ 19.436 $ 22.309 $ 30.195 $ 24.555
 Number of Units Outstanding, End of Period                         0  19,376  121,865  275,668  378,389  372,415
-----------------------------------------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that


                              150     PROSPECTUS
  invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.



                              151     PROSPECTUS

Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79))


                           Mortality & Expense = 2.4


--------------------------------------------------------------------------------


                                                                 For the Year Ending December 31,
Sub-Accounts                                               2002  2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.200
 Accumulation Unit Value, End of Period                     -         -       -       - $10.200 $11.653
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.390
 Accumulation Unit Value, End of Period                     -         -       -       - $10.390 $10.972
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.420
 Accumulation Unit Value, End of Period                     -         -       -       - $10.420 $11.160
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.428
 Accumulation Unit Value, End of Period                     -         -       -       - $10.428 $11.282
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.281
 Accumulation Unit Value, End of Period                     -         -       -       - $10.281 $10.606
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $ 9.680
 Accumulation Unit Value, End of Period                     -         -       -       - $ 9.680 $11.531
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.750
 Accumulation Unit Value, End of Period                     -         -       -       - $10.750 $11.012
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $ 9.811
 Accumulation Unit Value, End of Period                     -         -       -       - $ 9.811 $11.021
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -   $10.675 $13.275 $14.304 $14.424 $16.406
 Accumulation Unit Value, End of Period                     -   $13.275 $14.304 $14.424 $16.406 $15.386
 Number of Units Outstanding, End of Period                 -       544   1,424   1,453     423     428
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $11.164 $11.050 $12.728
 Accumulation Unit Value, End of Period                     -         - $11.164 $11.050 $12.728 $12.862
 Number of Units Outstanding, End of Period                 -         -       0     467     508     485
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $10.499 $10.336 $11.166
 Accumulation Unit Value, End of Period                     -         - $10.499 $10.336 $11.166 $11.553
 Number of Units Outstanding, End of Period                 -         -       0       0       0       0
-------------------------------------------------------------------------------------------------------


                              152     PROSPECTUS

                                                                        For the Year Ending December 31,
Sub-Accounts                                                      2002  2003    2004    2005    2006    2007
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period                      -   $11.794 $15.409 $16.732 $17.080 $18.085
 Accumulation Unit Value, End of Period                            -   $15.409 $16.732 $17.080 $18.085 $19.595
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $11.014 $14.435 $17.401 $18.438 $21.012
 Accumulation Unit Value, End of Period                            -   $14.435 $17.401 $18.438 $21.012 $19.977
 Number of Units Outstanding, End of Period                        -     4,865   5,390   5,354     873     754
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.183 $10.158 $10.294
 Accumulation Unit Value, End of Period                            -         - $10.183 $10.158 $10.294 $10.688
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -         -       -       - $10.000 $10.943
 Accumulation Unit Value, End of Period                            -         -       -       - $10.943 $11.921
 Number of Units Outstanding, End of Period                        -         -       -       -       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $10.575 $12.576 $13.797 $14.860 $17.137
 Accumulation Unit Value, End of Period                            -   $12.576 $13.797 $14.860 $17.137 $17.271
 Number of Units Outstanding, End of Period                        -     3,040   4,637   4,937   1,078   1,022
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $11.648 $16.727 $20.321 $25.226 $31.477
 Accumulation Unit Value, End of Period                            -   $16.727 $20.321 $25.226 $31.477 $39.483
 Number of Units Outstanding, End of Period                        -     1,444   1,931   1,763     324     280
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $10.354 $13.480 $15.564 $16.704 $19.762
 Accumulation Unit Value, End of Period                            -   $13.480 $15.564 $16.704 $19.762 $22.223
 Number of Units Outstanding, End of Period                        -         0       0       0     512     442
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period                      -   $11.557 $12.776 $14.279 $13.482 $14.811
 Accumulation Unit Value, End of Period                            -   $12.776 $14.279 $13.482 $14.811 $16.013
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.884 $11.340 $12.665
 Accumulation Unit Value, End of Period                            -         - $10.884 $11.340 $12.665 $13.164
 Number of Units Outstanding, End of Period                        -         -       0     318     344     329
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.336 $10.201 $10.865
 Accumulation Unit Value, End of Period                            -         - $10.336 $10.201 $10.865 $11.236
 Number of Units Outstanding, End of Period                        -         -       0     170     185     176
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.868 $10.932 $12.489
 Accumulation Unit Value, End of Period                            -         - $10.868 $10.932 $12.489 $12.582
 Number of Units Outstanding, End of Period                        -         -       0     324   1,925   1,695
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $11.116 $11.330 $11.908
 Accumulation Unit Value, End of Period                            -         - $11.116 $11.330 $11.908 $14.067
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap Value Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $11.099 $11.701 $12.793
 Accumulation Unit Value, End of Period                            -         - $11.099 $11.701 $12.793 $12.533
 Number of Units Outstanding, End of Period                        -         -       0     307   1,834   1,614
--------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                      -   $10.314 $12.283 $14.289 $15.589 $15.596
 Accumulation Unit Value, End of Period                            -   $12.283 $14.289 $15.589 $15.596 $16.107
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------


                              153     PROSPECTUS

                                                                 For the Year Ending December 31,
Sub-Accounts                                               2002  2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.079 $12.981 $13.883 $14.021 $15.142
 Accumulation Unit Value, End of Period                     -   $12.981 $13.883 $14.021 $15.142 $15.262
 Number of Units Outstanding, End of Period                 -         0     212     526     300     285
-------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $10.084 $10.053 $10.277
 Accumulation Unit Value, End of Period                     -         - $10.084 $10.053 $10.277 $10.418
 Number of Units Outstanding, End of Period                 -         -       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.000 $12.214 $12.685 $12.958 $13.593
 Accumulation Unit Value, End of Period                     -   $12.214 $12.685 $12.958 $13.593 $15.074
 Number of Units Outstanding, End of Period                 -       995   2,545   2,564     896     792
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.056 $14.111 $16.340 $18.156 $20.759
 Accumulation Unit Value, End of Period                     -   $14.111 $16.340 $18.156 $20.759 $21.448
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.702 $12.845 $13.605 $13.520 $14.385
 Accumulation Unit Value, End of Period                     -   $12.845 $13.605 $13.520 $14.385 $13.945
 Number of Units Outstanding, End of Period                 -         0     612   1,545     895     884
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.436 $12.524 $13.315 $13.716 $15.334
 Accumulation Unit Value, End of Period                     -   $12.524 $13.315 $13.716 $15.334 $15.555
 Number of Units Outstanding, End of Period                 -     6,474   7,620   7,865   1,003     952
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.686 $14.536 $16.875 $18.037 $20.146
 Accumulation Unit Value, End of Period                     -   $14.536 $16.875 $18.037 $20.146 $19.349
 Number of Units Outstanding, End of Period                 -       487     802     772     346     345
-------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.218 $11.218 $12.708 $12.687 $13.253
 Accumulation Unit Value, End of Period                     -   $12.031 $12.708 $12.687 $13.253 $14.141
 Number of Units Outstanding, End of Period                 -         0   1,731   2,773   2,387   2,094
-------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.724 $12.324 $13.098 $13.650 $15.007
 Accumulation Unit Value, End of Period                     -   $12.324 $13.098 $13.650 $15.007 $15.046
 Number of Units Outstanding, End of Period                 -     6,221   9,245   9,405     202     193
-------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.965 $13.387 $14.490 $14.853 $16.772
 Accumulation Unit Value, End of Period                     -   $13.387 $14.490 $14.853 $16.772 $15.349
 Number of Units Outstanding, End of Period                 -     7,904   8,998   9,101     738     772
-------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period               -   $10.207 $11.204 $11.691 $12.893 $12.910
 Accumulation Unit Value, End of Period                     -   $11.204 $11.691 $12.893 $12.910 $12.499
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $11.835 $13.228 $14.244 $14.306 $15.403
 Accumulation Unit Value, End of Period                     -   $13.228 $14.244 $14.306 $15.403 $15.421
 Number of Units Outstanding, End of Period                 -         0     686   1,015     295     282
-------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.329 $10.351 $10.530 $10.500 $10.692
 Accumulation Unit Value, End of Period                     -   $10.351 $10.530 $10.500 $10.692 $10.957
 Number of Units Outstanding, End of Period                 -         0   1,298   1,361   1,743   1,505
-------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.548 $13.265 $15.015 $16.411 $20.419
 Accumulation Unit Value, End of Period                     -   $13.265 $15.015 $16.411 $20.419 $21.551
 Number of Units Outstanding, End of Period                 -     3,566   4,094   4,031       0       0
-------------------------------------------------------------------------------------------------------


                              154     PROSPECTUS

                                                                For the Year Ending December 31,
Sub-Accounts                                              2002  2003    2004    2005    2006    2007
------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.664 $12.878 $14.131 $14.978 $16.624
 Accumulation Unit Value, End of Period                    -   $12.878 $14.131 $14.978 $16.624 $15.354
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $ 9.911 $ 9.767 $ 9.576 $ 9.565 $ 9.728
 Accumulation Unit Value, End of Period                    -   $ 9.767 $ 9.576 $ 9.565 $ 9.728 $ 9.928
 Number of Units Outstanding, End of Period                -         0   1,427   1,494       0       0
------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $10.951 $13.378 $14.375 $15.405 $16.291
 Accumulation Unit Value, End of Period                    -   $13.378 $14.375 $15.405 $16.291 $16.778
 Number of Units Outstanding, End of Period                -     1,010     937     885     859     812
------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $11.292 $14.446 $16.244 $16.757 $18.938
 Accumulation Unit Value, End of Period                    -   $14.446 $16.244 $16.757 $18.938 $17.543
 Number of Units Outstanding, End of Period                -         0     421     426       0       0
------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $10.813 $12.981 $13.601 $13.914 $15.088
 Accumulation Unit Value, End of Period                    -   $12.981 $13.601 $13.914 $15.088 $14.777
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.654 $11.977 $12.625 $12.791 $13.946
 Accumulation Unit Value, End of Period                    -   $11.977 $12.625 $12.791 $13.946 $13.712
 Number of Units Outstanding, End of Period                -       427     712   1,171     820     807
------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $11.616 $13.935 $16.506 $17.459 $21.606
 Accumulation Unit Value, End of Period                    -   $13.935 $16.506 $17.459 $21.606 $25.240
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.770 $13.443 $15.532 $16.969 $17.432
 Accumulation Unit Value, End of Period                    -   $13.443 $15.532 $16.969 $17.432 $17.625
 Number of Units Outstanding, End of Period                -     3,822   4,339   4,183   1,376   1,225
------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.551 $12.290 $12.574 $12.947 $13.298
 Accumulation Unit Value, End of Period                    -   $12.290 $12.574 $12.947 $13.298 $13.666
 Number of Units Outstanding, End of Period                -     8,426      10  10,159   2,422   2,185
------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period              -         - $10.000 $11.054 $11.965 $12.230
 Accumulation Unit Value, End of Period                    -         - $11.054 $11.965 $12.230 $14.008
 Number of Units Outstanding, End of Period                -         -   4,384   4,325     562     479
------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -         - $10.000 $11.266 $11.426 $12.917
 Accumulation Unit Value, End of Period                    -         - $11.266 $11.426 $12.917 $12.288
 Number of Units Outstanding, End of Period                -         -       0       0       0       0
------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $ 9.903 $11.635 $12.102 $12.690 $12.687
 Accumulation Unit Value, End of Period                    -   $11.635 $12.102 $12.690 $12.687 $14.413
 Number of Units Outstanding, End of Period                -     1,920   2,937   2,926       0       0
------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $10.751 $13.238 $14.716 $15.729 $17.771
 Accumulation Unit Value, End of Period                    -   $13.238 $14.716 $15.729 $17.771 $17.745
 Number of Units Outstanding, End of Period                -       938     804     752     699     667
------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $10.000 $10.000 $ 9.794 $ 9.773 $ 9.918
 Accumulation Unit Value, End of Period                    -   $10.000 $ 9.794 $ 9.773 $ 9.918 $10.090
 Number of Units Outstanding, End of Period                -         0   1,001   2,515   1,527   1,438
------------------------------------------------------------------------------------------------------


                              155     PROSPECTUS

                                                                    For the Year Ending December 31,
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $12.258 $13.752 $14.746 $16.109 $17.388
 Accumulation Unit Value, End of Period                        -   $13.752 $14.746 $16.109 $17.388 $18.019
 Number of Units Outstanding, End of Period                    -         0     166     381     772     680
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.892 $11.394 $12.496
 Accumulation Unit Value, End of Period                        -         - $10.892 $11.394 $12.496 $12.579
 Number of Units Outstanding, End of Period                    -         -       0       0       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.690 $12.050 $12.221
 Accumulation Unit Value, End of Period                        -         - $10.690 $12.050 $12.221 $14.510
 Number of Units Outstanding, End of Period                    -         -     478     422     433     365
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.665 $11.998 $12.133
 Accumulation Unit Value, End of Period                        -         - $10.665 $11.998 $12.133 $14.377
 Number of Units Outstanding, End of Period                    -         -   1,922   1,786       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $10.000 $10.000 $10.985 $11.983 $14.184
 Accumulation Unit Value, End of Period                        -   $10.000 $10.985 $11.983 $14.184 $15.166
 Number of Units Outstanding, End of Period                    -         0       0       0       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -         -       -       - $10.000 $ 9.766
 Accumulation Unit Value, End of Period                        -         -       -       - $ 9.766 $11.662
 Number of Units Outstanding, End of Period                    -         -       -       -       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $10.000 $13.501 $15.644 $17.203 $18.742
 Accumulation Unit Value, End of Period                        -   $13.501 $15.644 $17.203 $18.742 $18.795
 Number of Units Outstanding, End of Period                    -         0       0       0     941     812
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $11.229 $12.286 $14.446
 Accumulation Unit Value, End of Period                        -         - $11.229 $12.286 $14.446 $15.174
 Number of Units Outstanding, End of Period                    -         -   1,052     975     861     788
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $11.223 $12.261 $14.408
 Accumulation Unit Value, End of Period                        -         - $11.223 $12.261 $14.408 $15.119
 Number of Units Outstanding, End of Period                    -         -       0       0       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $11.351 $14.384 $19.066 $21.685 $29.083
 Accumulation Unit Value, End of Period                        -   $14.384 $19.066 $21.685 $29.083 $23.432
 Number of Units Outstanding, End of Period                    -         0     129     283     498     473
----------------------------------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with the 3 Year Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.19%.



                              156     PROSPECTUS

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                              157     PROSPECTUS

Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Basic Contract)


                           Mortality & Expense = 1.6


--------------------------------------------------------------------------------


                                                                    For the Year Ending December 31,
Sub-Accounts                                                2002    2003    2004     2005     2006     2007
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $ 10.256
 Accumulation Unit Value, End of Period                          -       -       -        - $ 10.256 $ 11.814
 Number of Units Outstanding, End of Period                      -       -       -        -  101,761   99,784
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $ 10.447
 Accumulation Unit Value, End of Period                          -       -       -        - $ 10.447 $ 11.123
 Number of Units Outstanding, End of Period                      -       -       -        -        0   18,543
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $ 10.477
 Accumulation Unit Value, End of Period                          -       -       -        - $ 10.477 $ 11.314
 Number of Units Outstanding, End of Period                      -       -       -        -    1,372    1,363
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $ 10.486
 Accumulation Unit Value, End of Period                          -       -       -        - $ 10.486 $ 11.438
 Number of Units Outstanding, End of Period                      -       -       -        -        0        0
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $ 10.338
 Accumulation Unit Value, End of Period                          -       -       -        - $ 10.338 $ 10.753
 Number of Units Outstanding, End of Period                      -       -       -        -        0    1,648
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $  9.733
 Accumulation Unit Value, End of Period                          -       -       -        - $  9.733 $ 11.690
 Number of Units Outstanding, End of Period                      -       -       -        -    6,172      943
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $ 10.809
 Accumulation Unit Value, End of Period                          -       -       -        - $ 10.809 $ 11.165
 Number of Units Outstanding, End of Period                      -       -       -        -    1,419    5,208
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period                    -       -       -        - $ 10.000 $  9.865
 Accumulation Unit Value, End of Period                          -       -       -        - $  9.865 $ 11.173
 Number of Units Outstanding, End of Period                      -       -       -        -    9,107   16,959
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period              $10.000 $10.849 $13.392 $ 14.549 $ 14.791 $ 16.961
 Accumulation Unit Value, End of Period                    $10.849 $13.392 $14.549 $ 14.791 $ 16.961 $ 16.039
 Number of Units Outstanding, End of Period                      0  23,469  42,275   60,071   48,538   47,477
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                    -       - $10.000 $ 11.225 $ 11.202 $ 13.008
 Accumulation Unit Value, End of Period                          -       - $11.225 $ 11.202 $ 13.008 $ 13.254
 Number of Units Outstanding, End of Period                      -       -  33,355  174,991  300,594  326,039
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                    -       - $10.000 $ 10.520 $ 10.442 $ 11.373
 Accumulation Unit Value, End of Period                          -       - $10.520 $ 10.442 $ 11.373 $ 11.864
 Number of Units Outstanding, End of Period                      -       -   1,205  104,302  133,393   90,645
-------------------------------------------------------------------------------------------------------------


                              158     PROSPECTUS

                                                                          For the Year Ending December 31,
Sub-Accounts                                                       2002    2003    2004    2005     2006     2007
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period                     $10.000 $11.533 $15.545 $17.018 $ 17.515 $ 18.698
 Accumulation Unit Value, End of Period                           $11.533 $15.545 $17.018 $17.515 $ 18.698 $ 20.425
 Number of Units Outstanding, End of Period                             0       0       0       0        0        0
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     $10.000 $11.223 $14.563 $17.699 $ 18.907 $ 21.723
 Accumulation Unit Value, End of Period                           $11.223 $14.563 $17.699 $18.907 $ 21.723 $ 20.824
 Number of Units Outstanding, End of Period                             0   7,677  14,403  38,744   31,855   28,468
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund - Class 2
 Accumulation Unit Value, Beginning of Period                           -       - $10.000 $10.239 $ 10.298 $ 10.520
 Accumulation Unit Value, End of Period                                 -       - $10.239 $10.298 $ 10.520 $ 11.014
 Number of Units Outstanding, End of Period                             -       -   7,924  84,783   90,463   63,048
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                           -       -       -       - $ 10.000 $ 11.004
 Accumulation Unit Value, End of Period                                 -       -       -       - $ 11.004 $ 12.086
 Number of Units Outstanding, End of Period                             -       -       -       -   40,999   61,577
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     $10.000 $10.322 $12.687 $14.034 $ 15.238 $ 17.717
 Accumulation Unit Value, End of Period                           $10.322 $12.687 $14.034 $15.238 $ 17.717 $ 18.004
 Number of Units Outstanding, End of Period                             0  13,840  35,124  96,633  119,196  108,493
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     $10.000 $11.231 $16.875 $20.668 $ 25.867 $ 32.542
 Accumulation Unit Value, End of Period                           $11.231 $16.875 $20.668 $25.867 $ 32.542 $ 41.155
 Number of Units Outstanding, End of Period                             0   3,012   8,722  18,080   17,441   14,969
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     $10.000 $10.473 $13.599 $15.830 $ 17.129 $ 20.431
 Accumulation Unit Value, End of Period                           $10.473 $13.599 $15.830 $17.129 $ 20.431 $ 23.164
 Number of Units Outstanding, End of Period                             0   7,819  25,595  72,793   81,328   69,029
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period                     $10.000 $10.719 $12.889 $14.524 $ 13.825 $ 15.313
 Accumulation Unit Value, End of Period                           $10.719 $12.889 $14.524 $13.825 $ 15.313 $ 16.692
 Number of Units Outstanding, End of Period                             0       0       0       0        0        0
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio
 Accumulation Unit Value, Beginning of Period                           -       - $10.000 $10.906 $ 11.456 $ 12.899
 Accumulation Unit Value, End of Period                                 -       - $10.906 $11.456 $ 12.899 $ 13.519
 Number of Units Outstanding, End of Period                             -       -   2,629   8,148   21,461   15,659
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio
 Accumulation Unit Value, Beginning of Period                           -       - $10.000 $10.357 $ 10.305 $ 11.066
 Accumulation Unit Value, End of Period                                 -       - $10.357 $10.305 $ 11.066 $ 11.539
 Number of Units Outstanding, End of Period                             -       -     494  43,664  133,264   47,660
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio
 Accumulation Unit Value, Beginning of Period                           -       - $10.000 $10.891 $ 11.043 $ 12.720
 Accumulation Unit Value, End of Period                                 -       - $10.891 $11.043 $ 12.720 $ 12.920
 Number of Units Outstanding, End of Period                             -       -   4,338  52,475   72,238   83,465
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities Portfolio
 Accumulation Unit Value, Beginning of Period                           -       - $10.000 $11.139 $ 11.446 $ 12.129
 Accumulation Unit Value, End of Period                                 -       - $11.139 $11.446 $ 12.129 $ 14.445
 Number of Units Outstanding, End of Period                             -       -       0  15,159   25,731   27,856
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap Value Portfolio
 Accumulation Unit Value, Beginning of Period                           -       - $10.000 $11.122 $ 11.821 $ 13.030
 Accumulation Unit Value, End of Period                                 -       - $11.122 $11.821 $ 13.030 $ 12.870
 Number of Units Outstanding, End of Period                             -       -   4,630  79,110   79,065   64,917
-------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                     $10.000 $10.058 $12.391 $14.534 $ 15.986 $ 16.124
 Accumulation Unit Value, End of Period                           $10.058 $12.391 $14.534 $15.986 $ 16.124 $ 16.790
 Number of Units Outstanding, End of Period                             0   5,954  15,708  22,636   30,216   24,958
-------------------------------------------------------------------------------------------------------------------


                              159     PROSPECTUS

                                                                     For the Year Ending December 31,
Sub-Accounts                                                2002     2003     2004     2005     2006     2007
---------------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.694 $ 13.095 $ 14.121 $ 14.378 $ 15.654
 Accumulation Unit Value, End of Period                    $10.694 $ 13.095 $ 14.121 $ 14.378 $ 15.654 $ 15.909
 Number of Units Outstanding, End of Period                      0    7,233   19,314   17,516   16,614   14,185
---------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                    -        - $ 10.000 $ 10.105 $ 10.156 $ 10.467
 Accumulation Unit Value, End of Period                          -        - $ 10.105 $ 10.156 $ 10.467 $ 10.699
 Number of Units Outstanding, End of Period                      -        -    1,761   21,259   56,610  113,131
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                    - $ 10.000 $ 12.281 $ 12.859 $ 13.244 $ 14.006
 Accumulation Unit Value, End of Period                          - $ 12.281 $ 12.859 $ 13.244 $ 14.006 $ 15.661
 Number of Units Outstanding, End of Period                      -   19,650  139,232  113,526  109,153   94,498
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.146 $ 14.235 $ 16.620 $ 18.618 $ 21.461
 Accumulation Unit Value, End of Period                    $10.146 $ 14.235 $ 16.620 $ 18.618 $ 21.461 $ 22.357
 Number of Units Outstanding, End of Period                      0    3,483   69,433   13,925   30,533   27,024
---------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.659 $ 12.959 $ 13.838 $ 13.864 $ 14.873
 Accumulation Unit Value, End of Period                    $10.659 $ 12.959 $ 13.838 $ 13.864 $ 14.873 $ 14.536
 Number of Units Outstanding, End of Period                      0   14,596   24,084   34,147   29,168   21,030
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.175 $ 12.635 $ 13.543 $ 14.065 $ 15.853
 Accumulation Unit Value, End of Period                    $10.175 $ 12.635 $ 13.543 $ 14.065 $ 15.853 $ 16.214
 Number of Units Outstanding, End of Period                  3,180   20,820   44,796  136,243  129,358  110,198
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.351 $ 14.664 $ 17.164 $ 18.496 $ 20.828
 Accumulation Unit Value, End of Period                    $10.351 $ 14.664 $ 17.164 $ 18.496 $ 20.828 $ 20.169
 Number of Units Outstanding, End of Period                      0    7,755   16,016   42,092   43,420   27,811
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.549 $ 12.138 $ 12.926 $ 13.010 $ 13.702
 Accumulation Unit Value, End of Period                    $10.549 $ 12.138 $ 12.926 $ 13.010 $ 13.702 $ 14.741
 Number of Units Outstanding, End of Period                      0   36,470   76,890  181,853  176,737  153,933
---------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.386 $ 12.433 $ 13.323 $ 13.997 $ 15.515
 Accumulation Unit Value, End of Period                    $10.386 $ 12.433 $ 13.323 $ 13.997 $ 15.515 $ 15.684
 Number of Units Outstanding, End of Period                      0        0      373   19,300   50,392   83,907
---------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.796 $ 13.506 $ 14.738 $ 15.231 $ 17.340
 Accumulation Unit Value, End of Period                    $10.796 $ 13.506 $ 14.738 $ 15.231 $ 17.340 $ 15.999
 Number of Units Outstanding, End of Period                      0   13,936   20,681   29,879   36,373   25,411
---------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              $10.000 $  9.722 $ 11.303 $ 11.892 $ 13.221 $ 13.348
 Accumulation Unit Value, End of Period                    $ 9.722 $ 11.303 $ 11.892 $ 13.221 $ 13.348 $ 13.029
 Number of Units Outstanding, End of Period                      0    1,277    1,832    1,747    1,825    1,961
---------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.738 $ 13.345 $ 14.488 $ 14.670 $ 15.925
 Accumulation Unit Value, End of Period                    $10.738 $ 13.345 $ 14.488 $ 14.670 $ 15.925 $ 16.075
 Number of Units Outstanding, End of Period                      0  363,012   53,015   49,391   43,697   35,867
---------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.183 $ 10.443 $ 10.711 $ 10.768 $ 11.054
 Accumulation Unit Value, End of Period                    $10.183 $ 10.443 $ 10.711 $ 10.768 $ 11.054 $ 11.422
 Number of Units Outstanding, End of Period                      0  163,346   94,571  149,423  159,430  132,584
---------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.602 $ 13.383 $ 15.272 $ 16.829 $ 21.110
 Accumulation Unit Value, End of Period                    $10.602 $ 13.383 $ 15.272 $ 16.829 $ 21.110 $ 22.464
 Number of Units Outstanding, End of Period                      0  228,069  171,334   53,857   54,094   55,076
---------------------------------------------------------------------------------------------------------------


                              160     PROSPECTUS

                                                                    For the Year Ending December 31,
Sub-Accounts                                               2002     2003     2004     2005     2006     2007
--------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.405 $ 12.992 $ 14.373 $ 15.359 $ 17.187
 Accumulation Unit Value, End of Period                   $10.405 $ 12.992 $ 14.373 $ 15.359 $ 17.187 $ 16.005
 Number of Units Outstanding, End of Period                     0    5,187    4,353    4,774   54,996   35,019
--------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $  9.983 $  9.853 $  9.741 $  9.809 $ 10.057
 Accumulation Unit Value, End of Period                   $ 9.983 $  9.853 $  9.741 $  9.809 $ 10.057 $ 10.349
 Number of Units Outstanding, End of Period                 4,006  776,190  571,779  283,085  213,854  342,086
--------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.377 $ 13.497 $ 14.621 $ 15.797 $ 16.843
 Accumulation Unit Value, End of Period                   $10.377 $ 13.497 $ 14.621 $ 15.797 $ 16.843 $ 17.489
 Number of Units Outstanding, End of Period                     0    3,291    3,402      233      234      168
--------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 11.202 $ 14.574 $ 16.522 $ 17.183 $ 19.579
 Accumulation Unit Value, End of Period                   $11.202 $ 14.574 $ 16.522 $ 17.183 $ 19.579 $ 18.286
 Number of Units Outstanding, End of Period                     0    6,517   18,620   71,713   74,753   63,253
--------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.640 $ 13.096 $ 13.834 $ 14.268 $ 15.599
 Accumulation Unit Value, End of Period                   $10.640 $ 13.096 $ 13.834 $ 14.268 $ 15.599 $ 15.403
 Number of Units Outstanding, End of Period                     0    5,620    6,279    1,616    1,566    1,499
--------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.512 $ 12.083 $ 12.841 $ 13.117 $ 14.418
 Accumulation Unit Value, End of Period                   $10.512 $ 12.083 $ 12.841 $ 13.117 $ 14.418 $ 14.294
 Number of Units Outstanding, End of Period                 3,141   17,937   19,997   34,620   30,252   26,289
--------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period             $10.000 $ 11.467 $ 14.058 $ 16.789 $ 17.903 $ 22.337
 Accumulation Unit Value, End of Period                   $11.467 $ 14.058 $ 16.789 $ 17.903 $ 22.337 $ 26.310
 Number of Units Outstanding, End of Period                     0    3,216    3,706    3,557    3,442    3,165
--------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.370 $ 13.562 $ 15.798 $ 17.401 $ 18.022
 Accumulation Unit Value, End of Period                   $10.370 $ 13.562 $ 15.798 $ 17.401 $ 18.022 $ 18.372
 Number of Units Outstanding, End of Period                     0    2,975    2,606    2,301    3,112    1,127
--------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.107 $ 12.398 $ 12.789 $ 13.276 $ 13.748
 Accumulation Unit Value, End of Period                   $10.107 $ 12.398 $ 12.789 $ 13.276 $ 13.748 $ 14.246
 Number of Units Outstanding, End of Period                     0   27,311   27,234   34,981   33,560   25,420
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period                   -        - $ 10.000 $ 11.115 $ 12.129 $ 12.499
 Accumulation Unit Value, End of Period                         -        - $ 11.115 $ 12.129 $ 12.499 $ 14.435
 Number of Units Outstanding, End of Period                     -        -    6,523    6,398    2,041    1,940
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   -        - $ 10.000 $ 11.328 $ 11.583 $ 13.202
 Accumulation Unit Value, End of Period                         -        - $ 11.328 $ 11.583 $ 13.202 $ 12.662
 Number of Units Outstanding, End of Period                     -        -   35,103  103,444   96,241   62,385
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period             $10.000 $  9.408 $ 13.874 $ 12.309 $ 13.013 $ 13.116
 Accumulation Unit Value, End of Period                   $ 9.408 $ 13.874 $ 12.309 $ 13.013 $ 13.116 $ 15.024
 Number of Units Outstanding, End of Period                     0        0   22,487   17,612   16,490    9,192
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period             $10.000 $ 10.650 $ 13.355 $ 14.968 $ 16.129 $ 18.372
 Accumulation Unit Value, End of Period                   $10.650 $ 13.355 $ 14.968 $ 16.129 $ 18.372 $ 18.497
 Number of Units Outstanding, End of Period                     0   36,801   81,112  100,032   88,795   52,886
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                   - $ 10.000 $ 10.000 $  9.875 $  9.934 $ 10.164
 Accumulation Unit Value, End of Period                         - $ 10.000 $  9.875 $  9.934 $ 10.164 $ 10.426
 Number of Units Outstanding, End of Period                     -        0  113,071  251,605  133,457  137,828
--------------------------------------------------------------------------------------------------------------


                              161     PROSPECTUS

                                                                      For the Year Ending December 31,
Sub-Accounts                                                   2002    2003    2004    2005     2006    2007
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio -
Class II (4)
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.057 $13.874 $14.999 $ 16.519 $17.977
 Accumulation Unit Value, End of Period                       $11.057 $13.874 $14.999 $16.519 $ 17.977 $18.782
 Number of Units Outstanding, End of Period                         0       0   6,120  10,110   14,849  10,381
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.952 $ 11.550 $12.771
 Accumulation Unit Value, End of Period                             -       - $10.952 $11.550 $ 12.771 $12.962
 Number of Units Outstanding, End of Period                         -       -  12,560  29,686   72,485  66,971
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.749 $ 12.215 $12.490
 Accumulation Unit Value, End of Period                             -       - $10.749 $12.215 $ 12.490 $14.952
 Number of Units Outstanding, End of Period                         -       -  18,791  16,554   10,996  10,166
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.723 $ 12.162 $12.400
 Accumulation Unit Value, End of Period                             -       - $10.723 $12.162 $ 12.400 $14.815
 Number of Units Outstanding, End of Period                         -       -  10,867  12,616   13,657   6,253
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       - $10.000 $10.000 $11.075 $ 12.180 $14.536
 Accumulation Unit Value, End of Period                             - $10.000 $11.075 $12.180 $ 14.536 $15.670
 Number of Units Outstanding, End of Period                         -       0  24,900  47,188  101,345  83,710
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       -       -       -       - $ 10.000 $ 9.820
 Accumulation Unit Value, End of Period                             -       -       -       - $  9.820 $11.823
 Number of Units Outstanding, End of Period                         -       -       -       -   22,302  30,094
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                       - $10.000 $13.575 $15.858 $ 17.582 $19.312
 Accumulation Unit Value, End of Period                             - $13.575 $15.858 $17.582 $ 19.312 $19.526
 Number of Units Outstanding, End of Period                         -     504   1,901   1,861    5,220   4,232
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $11.291 $ 12.455 $14.764
 Accumulation Unit Value, End of Period                             -       - $11.291 $12.455 $ 14.764 $15.636
 Number of Units Outstanding, End of Period                         -       -   9,030  11,341    5,289   5,082
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $11.284 $ 12.429 $14.725
 Accumulation Unit Value, End of Period                             -       - $11.284 $12.429 $ 14.725 $15.580
 Number of Units Outstanding, End of Period                         -       -   3,401  11,785   12,220  18,366
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.698 $14.511 $19.392 $ 22.236 $30.066
 Accumulation Unit Value, End of Period                       $10.698 $14.511 $19.392 $22.236 $ 30.066 $24.425
 Number of Units Outstanding, End of Period                         0   6,427  23,013  24,523   29,901  16,406
--------------------------------------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA - Service Shares Sub-Account and Van Kampen UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.


                              162     PROSPECTUS

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                              163     PROSPECTUS

Allstate Advisor Preferred Contracts with No Withdrawal Charge Option:
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71 - 79))


                           Mortality & Expense = 2.5


--------------------------------------------------------------------------------


                                                                 For the Year Ending December 31,
Sub-Accounts                                               2002  2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.193
 Accumulation Unit Value, End of Period                     -         -       -       - $10.193 $11.633
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.383
 Accumulation Unit Value, End of Period                     -         -       -       - $10.383 $10.953
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.412
 Accumulation Unit Value, End of Period                     -         -       -       - $10.412 $11.141
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.421
 Accumulation Unit Value, End of Period                     -         -       -       - $10.421 $11.263
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.274
 Accumulation Unit Value, End of Period                     -         -       -       - $10.274 $10.588
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Stock Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $ 9.673
 Accumulation Unit Value, End of Period                     -         -       -       - $ 9.673 $11.511
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $10.742
 Accumulation Unit Value, End of Period                     -         -       -       - $10.742 $10.994
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2
 Accumulation Unit Value, Beginning of Period               -         -       -       - $10.000 $ 9.804
 Accumulation Unit Value, End of Period                     -         -       -       - $ 9.804 $11.002
 Number of Units Outstanding, End of Period                 -         -       -       -       0       0
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Growth and Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -   $10.669 $13.259 $14.271 $14.377 $16.335
 Accumulation Unit Value, End of Period                     -   $13.259 $14.271 $14.377 $16.335 $15.304
 Number of Units Outstanding, End of Period                 -       576     539     540     497     510
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $11.156 $11.031 $12.693
 Accumulation Unit Value, End of Period                     -         - $11.156 $11.031 $12.693 $12.814
 Number of Units Outstanding, End of Period                 -         -       0       0       0       0
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $10.496 $10.323 $11.140
 Accumulation Unit Value, End of Period                     -         - $10.496 $10.323 $11.140 $11.514
 Number of Units Outstanding, End of Period                 -         -       0       0       0       0
-------------------------------------------------------------------------------------------------------


                              164     PROSPECTUS

                                                                        For the Year Ending December 31,
Sub-Accounts                                                      2002  2003    2004    2005    2006    2007
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period                      -   $11.788 $15.390 $16.694 $17.024 $18.007
 Accumulation Unit Value, End of Period                            -   $15.390 $16.694 $17.024 $18.007 $19.490
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $11.008 $14.417 $17.361 $18.377 $20.921
 Accumulation Unit Value, End of Period                            -   $14.417 $17.361 $18.377 $20.921 $19.871
 Number of Units Outstanding, End of Period                        -       722     641     630     622     640
--------------------------------------------------------------------------------------------------------------
FTVIP Franklin U.S. Government Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.176 $10.141 $10.265
 Accumulation Unit Value, End of Period                            -         - $10.176 $10.141 $10.265 $10.648
 Number of Units Outstanding, End of Period                        -         -   1,084   1,084   1,084   1,084
--------------------------------------------------------------------------------------------------------------
FTVIP Mutual Discovery Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -         -       -       - $10.000 $10.936
 Accumulation Unit Value, End of Period                            -         -       -       - $10.936 $11.901
 Number of Units Outstanding, End of Period                        -         -       -       -       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $10.569 $12.560 $13.766 $14.811 $17.063
 Accumulation Unit Value, End of Period                            -   $12.560 $13.766 $14.811 $17.063 $17.179
 Number of Units Outstanding, End of Period                        -     1,429   1,378   1,332   1,250   1,203
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Developing Markets Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $11.642 $16.706 $20.275 $25.143 $31.342
 Accumulation Unit Value, End of Period                            -   $16.706 $20.275 $25.143 $31.342 $39.272
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -   $10.348 $13.463 $15.528 $16.649 $19.677
 Accumulation Unit Value, End of Period                            -   $13.463 $15.528 $16.649 $19.677 $22.104
 Number of Units Outstanding, End of Period                        -         0     608     608     608     608
--------------------------------------------------------------------------------------------------------------
FTVIP Templeton Global Income Securities Fund - Class 2 (1)
 Accumulation Unit Value, Beginning of Period                      -   $10.550 $12.760 $14.247 $13.438 $14.747
 Accumulation Unit Value, End of Period                            -   $12.760 $14.247 $13.438 $14.747 $15.927
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.881 $11.326 $12.636
 Accumulation Unit Value, End of Period                            -         - $10.881 $11.326 $12.636 $13.120
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.334 $10.188 $10.840
 Accumulation Unit Value, End of Period                            -         - $10.334 $10.188 $10.840 $11.199
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $10.866 $10.918 $12.460
 Accumulation Unit Value, End of Period                            -         - $10.866 $10.918 $12.460 $12.540
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $11.113 $11.315 $11.881
 Accumulation Unit Value, End of Period                            -         - $11.113 $11.315 $11.881 $14.020
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap Value Portfolio
 Accumulation Unit Value, Beginning of Period                      -         - $10.000 $11.096 $11.686 $12.764
 Accumulation Unit Value, End of Period                            -         - $11.096 $11.686 $12.764 $12.491
 Number of Units Outstanding, End of Period                        -         -       0       0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period                      -   $10.308 $12.267 $14.257 $15.538 $15.529
 Accumulation Unit Value, End of Period                            -   $12.267 $14.257 $15.538 $15.529 $16.021
 Number of Units Outstanding, End of Period                        -         0       0       0       0       0
--------------------------------------------------------------------------------------------------------------


                              165     PROSPECTUS

                                                                 For the Year Ending December 31,
Sub-Accounts                                               2002  2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------
Oppenheimer Balanced Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.073 $12.964 $13.851 $13.975 $15.077
 Accumulation Unit Value, End of Period                     -   $12.964 $13.851 $13.975 $15.077 $15.180
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -         - $10.000 $10.082 $10.040 $10.253
 Accumulation Unit Value, End of Period                     -         - $10.082 $10.040 $10.253 $10.384
 Number of Units Outstanding, End of Period                 -         -       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.000 $12.206 $12.663 $12.923 $13.542
 Accumulation Unit Value, End of Period                     -   $12.206 $12.663 $12.923 $13.542 $15.002
 Number of Units Outstanding, End of Period                 -     1,456   1,465   1,481   1,540   1,366
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.051 $14.093 $16.303 $18.097 $20.669
 Accumulation Unit Value, End of Period                     -   $14.093 $16.303 $18.097 $20.669 $21.333
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.695 $12.829 $13.574 $13.475 $14.324
 Accumulation Unit Value, End of Period                     -   $12.829 $13.574 $13.475 $14.324 $13.871
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.431 $12.508 $13.285 $13.671 $15.268
 Accumulation Unit Value, End of Period                     -   $12.508 $13.285 $13.671 $15.268 $15.472
 Number of Units Outstanding, End of Period                 -     1,423   2,527   2,532   2,503   2,445
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $10.680 $14.518 $16.837 $17.977 $20.060
 Accumulation Unit Value, End of Period                     -   $14.518 $16.837 $17.977 $20.060 $19.245
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Service Shares
 Accumulation Unit Value, Beginning of Period               -   $11.212 $12.016 $12.679 $12.645 $13.196
 Accumulation Unit Value, End of Period                     -   $12.016 $12.679 $12.645 $13.196 $14.066
 Number of Units Outstanding, End of Period                 -        57      56      56      56      52
-------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.717 $12.309 $13.069 $13.605 $14.943
 Accumulation Unit Value, End of Period                     -   $12.309 $13.069 $13.605 $14.943 $14.966
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.958 $13.370 $14.457 $14.804 $16.700
 Accumulation Unit Value, End of Period                     -   $13.370 $14.457 $14.804 $16.700 $15.267
 Number of Units Outstanding, End of Period                 -     1,360   2,340   2,355   2,315   2,370
-------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period               -   $10.201 $11.190 $11.665 $12.850 $12.855
 Accumulation Unit Value, End of Period                     -   $11.190 $11.665 $12.850 $12.855 $12.432
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $11.828 $13.212 $14.212 $14.259 $15.337
 Accumulation Unit Value, End of Period                     -   $13.212 $14.212 $14.259 $15.337 $15.339
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.324 $10.338 $10.506 $10.466 $10.645
 Accumulation Unit Value, End of Period                     -   $10.338 $10.506 $10.466 $10.645 $10.899
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period               -   $10.542 $13.249 $14.981 $16.357 $20.331
 Accumulation Unit Value, End of Period                     -   $13.249 $14.981 $16.357 $20.331 $21.436
 Number of Units Outstanding, End of Period                 -         0       0       0       0       0
-------------------------------------------------------------------------------------------------------


                              166     PROSPECTUS

                                                                For the Year Ending December 31,
Sub-Accounts                                              2002  2003    2004    2005    2006    2007
------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.658 $12.862 $14.098 $14.929 $16.552
 Accumulation Unit Value, End of Period                    -   $12.862 $14.098 $14.929 $16.552 $15.273
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $ 9.906 $ 9.755 $ 9.555 $ 9.534 $ 9.686
 Accumulation Unit Value, End of Period                    -   $ 9.755 $ 9.555 $ 9.534 $ 9.686 $ 9.875
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $10.944 $13.362 $14.343 $15.354 $16.221
 Accumulation Unit Value, End of Period                    -   $13.362 $14.343 $15.354 $16.221 $16.688
 Number of Units Outstanding, End of Period                -     1,492   1,502   1,449   1,490   1,419
------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $11.285 $14.429 $16.207 $16.701 $18.856
 Accumulation Unit Value, End of Period                    -   $14.429 $16.207 $16.701 $18.856 $17.449
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $10.807 $12.965 $13.570 $13.868 $15.023
 Accumulation Unit Value, End of Period                    -   $12.965 $13.570 $13.868 $15.023 $14.698
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.649 $11.963 $12.596 $12.749 $13.886
 Accumulation Unit Value, End of Period                    -   $11.963 $12.596 $12.749 $13.886 $13.639
 Number of Units Outstanding, End of Period                -         0     911     960     982     981
------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB (2)
 Accumulation Unit Value, Beginning of Period              -   $11.450 $13.937 $16.469 $17.401 $21.512
 Accumulation Unit Value, End of Period                    -   $13.937 $16.469 $17.401 $21.512 $25.106
 Number of Units Outstanding, End of Period                -         0      44      41      35      28
------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.764 $13.427 $15.497 $16.913 $17.357
 Accumulation Unit Value, End of Period                    -   $13.427 $15.497 $16.913 $17.357 $17.531
 Number of Units Outstanding, End of Period                -       736     728     691     744     715
------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period              -   $10.545 $12.274 $12.545 $12.904 $13.240
 Accumulation Unit Value, End of Period                    -   $12.274 $12.545 $12.904 $13.240 $13.594
 Number of Units Outstanding, End of Period                -     1,630   1,697   1,709   1,830   1,752
------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II (3)
 Accumulation Unit Value, Beginning of Period              -         - $10.000 $11.047 $11.945 $12.197
 Accumulation Unit Value, End of Period                    -         - $11.047 $11.945 $12.197 $13.955
 Number of Units Outstanding, End of Period                -         -       0       0       0       0
------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -         - $10.000 $11.258 $11.407 $12.882
 Accumulation Unit Value, End of Period                    -         - $11.258 $11.407 $12.882 $12.242
 Number of Units Outstanding, End of Period                -         -       0       0       0       0
------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $ 9.898 $11.621 $12.075 $12.648 $12.632
 Accumulation Unit Value, End of Period                    -   $11.621 $12.075 $12.648 $12.632 $14.336
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $10.754 $13.221 $14.683 $15.677 $17.694
 Accumulation Unit Value, End of Period                    -   $13.221 $14.683 $15.677 $17.694 $17.650
 Number of Units Outstanding, End of Period                -     1,365   1,280   1,227   1,195   1,156
------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              -   $10.000 $10.000 $ 9.784 $ 9.753 $ 9.887
 Accumulation Unit Value, End of Period                    -   $10.000 $ 9.784 $ 9.753 $ 9.887 $10.049
 Number of Units Outstanding, End of Period                -         0       0       0       0       0
------------------------------------------------------------------------------------------------------


                              167     PROSPECTUS

                                                                    For the Year Ending December 31,
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $12.251 $13.735 $14.713 $16.056 $17.313
 Accumulation Unit Value, End of Period                        -   $13.735 $14.713 $16.056 $17.313 $17.922
 Number of Units Outstanding, End of Period                    -         0       0       0       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.885 $11.374 $12.461
 Accumulation Unit Value, End of Period                        -         - $10.885 $11.374 $12.461 $12.532
 Number of Units Outstanding, End of Period                    -         -       0       0       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.683 $12.029 $12.187
 Accumulation Unit Value, End of Period                        -         - $10.683 $12.029 $12.187 $14.455
 Number of Units Outstanding, End of Period                    -         -   1,685   1,541   1,643   1,371
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $10.657 $11.977 $12.100
 Accumulation Unit Value, End of Period                        -         - $10.657 $11.977 $12.100 $14.323
 Number of Units Outstanding, End of Period                    -         -       0       0       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Franchise Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $10.000 $10.000 $10.974 $11.958 $14.141
 Accumulation Unit Value, End of Period                        -   $10.000 $10.974 $11.958 $14.141 $15.104
 Number of Units Outstanding, End of Period                    -         0       0       0       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -         -       -       - $10.000 $ 9.759
 Accumulation Unit Value, End of Period                        -         -       -       - $ 9.759 $11.642
 Number of Units Outstanding, End of Period                    -         -       -       -       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $10.000 $13.492 $15.617 $17.156 $18.672
 Accumulation Unit Value, End of Period                        -   $13.492 $15.617 $17.156 $18.672 $18.705
 Number of Units Outstanding, End of Period                    -         0       0       0       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $11.222 $12.265 $14.407
 Accumulation Unit Value, End of Period                        -         - $11.222 $12.265 $14.407 $15.117
 Number of Units Outstanding, End of Period                    -         -   1,693   1,587   1,479   1,356
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class II (4)(5)
 Accumulation Unit Value, Beginning of Period                  -         - $10.000 $11.215 $12.240 $14.369
 Accumulation Unit Value, End of Period                        -         - $11.215 $12.240 $14.369 $15.063
 Number of Units Outstanding, End of Period                    -         -       0       0       0       0
----------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (4)
 Accumulation Unit Value, Beginning of Period                  -   $11.344 $14.366 $19.022 $21.613 $28.957
 Accumulation Unit Value, End of Period                        -   $14.366 $19.022 $21.613 $28.957 $23.307
 Number of Units Outstanding, End of Period                    -         0     510     510     510     510
----------------------------------------------------------------------------------------------------------



* The Allstate Advisor Preferred Contracts with No Withdrawal Charge Option were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Allstate Advisor Preferred Contracts with No Withdrawal Charge Option and with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% on May 1, 2003, except for the Van Kampen LIT Money Market, Class II Sub-Account and Van Kampen UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Franklin U.S. Government - Class 2 Sub-Account, Van Kampen LIT Aggressive Growth, Class II Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, Van Kampen UIF Equity and Income, Class II Sub-Account, Van Kampen UIF Equity Growth, Class II Sub-Account, and Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2 Sub-Account, Lord Abbett Series Fund - All Value Portfolio, Lord Abbett Series Fund - Bond-Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, Lord Abbett Series Fund - Growth Opportunities Portfolio, Lord Abbett Series Fund - Mid-Cap Value Portfolio and Oppenheimer Core Bond/VA - Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.19%.


                              168     PROSPECTUS

(1)Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2006 the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.


                              169     PROSPECTUS

PA195-4

[LOGO]

The Putnam Allstate Advisor Variable Annuities
(Advisor, Advisor Plus, Advisor Preferred)

Allstate Life Insurance Company

Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758560, Topeka, KS 66675-8560
Telephone Number: 1-800-390-1277
Fax Number: 1-785-228-4568
                                                   Prospectus dated May 1, 2008

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "Contract"):

   .   Putnam Allstate Advisor

   .   Putnam Allstate Advisor Plus

   .   Putnam Allstate Advisor Preferred

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 28 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following underlying fund portfolios ("Funds") of the Putnam Variable Trust:

 Putnam VT American Government Income   Putnam VT International Growth and
   Fund - Class IB                        Income Fund - Class IB

 Putnam VT Capital Appreciation Fund -  Putnam VT International New
   Class IB                               Opportunities Fund - Class IB

 Putnam VT Capital Opportunities Fund   Putnam VT Investors Fund - Class IB
   - Class IB
                                        Putnam VT Mid Cap Value Fund - Class
 Putnam VT Discovery Growth Fund -        IB
   Class IB
                                        Putnam VT Money Market Fund - Class IB
 Putnam VT Diversified Income Fund -
   Class IB                             Putnam VT New Opportunities Fund -
                                          Class IB
 Putnam VT Equity Income Fund - Class
   IB                                   Putnam VT New Value Fund - Class IB

 Putnam VT The George Putnam Fund of    Putnam VT OTC & Emerging Growth Fund
   Boston - Class IB                      - Class IB

 Putnam VT Global Asset Allocation      Putnam VT Research Fund - Class IB
   Fund - Class IB
                                        Putnam VT Small Cap Value Fund -
 Putnam VT Global Equity Fund - Class     Class IB
 IB
                                        Putnam VT Utilities Growth and Income
 Putnam VT Growth and Income Fund -       Fund - Class IB
 Class IB
                                        Putnam VT Vista Fund - Class IB
 Putnam VT Growth Opportunities Fund -
 Class IB                               Putnam VT Voyager Fund - Class IB

 Putnam VT Health Sciences Fund -
 Class IB

 Putnam VT High Yield Fund - Class IB

 Putnam VT Income Fund - Class IB

 Putnam VT International Equity Fund -
   Class IB

For Putnam Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract value ("Contract Value") a credit enhancement ("Credit Enhancement") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2008, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 47 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT The Securities and Exchange Commission has not approved or disapproved the securities
  NOTICES described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

          The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the
          Contracts are not deposits or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

          The Contracts are not FDIC insured.

                               2     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------

                                                        Page
                    ----------------------------------------
                    Overview
                    ----------------------------------------
                       Important Terms                    4
                    ----------------------------------------
                       Overview of Contracts              5
                    ----------------------------------------
                       The Contracts at a Glance          6
                    ----------------------------------------
                       How the Contracts Work             9
                    ----------------------------------------
                       Expense Table                     10
                    ----------------------------------------
                       Financial Information             13
                    ----------------------------------------
                    Contract Features
                    ----------------------------------------
                       The Contracts                     13
                    ----------------------------------------
                       Purchases                         15
                    ----------------------------------------
                       Contract Value                    16
                    ----------------------------------------
                       Investment Alternatives           17
                    ----------------------------------------
                         The Variable Sub-Accounts       17
                    ----------------------------------------
                         The Fixed Account Options       18
                    ----------------------------------------
                         Transfers                       19
                    ----------------------------------------

                                                                 Page
           ----------------------------------------------------------
              Expenses                                            22
           ----------------------------------------------------------
              Access to Your Money                                24
           ----------------------------------------------------------
              Income Payments                                     25
           ----------------------------------------------------------
              Death Benefits                                      30
           ----------------------------------------------------------
           Other Information
           ----------------------------------------------------------
              More Information                                    35
           ----------------------------------------------------------
              Taxes                                               37
           ----------------------------------------------------------
           Statement of Additional Information Table of Contents  45
           ----------------------------------------------------------
           Appendix A - Contract Comparison Chart                 46
           ----------------------------------------------------------
           Appendix B - Accumulation Unit Values                  47
           ----------------------------------------------------------
           Appendix C - Withdrawal Adjustment Example - Income
            Benefits                                              83
           ----------------------------------------------------------
           Appendix D - Withdrawal Adjustment Example - Death
            Benefits                                              84
           ----------------------------------------------------------
           Appendix E - Calculation of Earnings Protection Death
            Benefit Option                                        85
           ----------------------------------------------------------


                               3     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                           Page
                -----------------------------------------------
                Accumulation Phase                            9
                -----------------------------------------------
                Accumulation Unit                        13, 16
                -----------------------------------------------
                Accumulation Unit Value                  13, 16
                -----------------------------------------------
                Allstate Life ("We")                      1, 35
                -----------------------------------------------
                Annuitant                                    13
                -----------------------------------------------
                Automatic Additions Program                  15
                -----------------------------------------------
                Automatic Fund Rebalancing Program           21
                -----------------------------------------------
                Beneficiary                                  14
                -----------------------------------------------
                Cancellation Period                       6, 15
                -----------------------------------------------
                *Contract                                 1, 13
                -----------------------------------------------
                Contract Anniversary                          7
                -----------------------------------------------
                Contract Owner ("You")                    9, 13
                -----------------------------------------------
                Contract Value                            1, 16
                -----------------------------------------------
                Contract Year                                 7
                -----------------------------------------------
                Credit Enhancement                        1, 15
                -----------------------------------------------
                Dollar Cost Averaging Program                21
                -----------------------------------------------
                Due Proof of Death                           30
                -----------------------------------------------
                Earnings Protection Death Benefit Option  6, 31
                -----------------------------------------------
                Enhanced Beneficiary Protection Option    6, 32
                -----------------------------------------------
                Excess of Earnings Withdrawal                31
                -----------------------------------------------
                Fixed Account Options                     1, 18
                -----------------------------------------------
                Free Withdrawal Amount                       23
                -----------------------------------------------

                                                         Page
                  -------------------------------------------
                  Funds                             1, 18, 35
                  -------------------------------------------
                  Guarantee Period                         18
                  -------------------------------------------
                  Income Base                           7, 28
                  -------------------------------------------
                  Income Plan                              25
                  -------------------------------------------
                  In-Force Earnings                        31
                  -------------------------------------------
                  In-Force Premium                         31
                  -------------------------------------------
                  Investment Alternatives            1, 7, 17
                  -------------------------------------------
                  Issue Date                                9
                  -------------------------------------------
                  Maximum Anniversary Value                30
                  -------------------------------------------
                  Payout Phase                              9
                  -------------------------------------------
                  Payout Start Date                     9, 25
                  -------------------------------------------
                  Retirement Income Guarantee Rider     7, 28
                  -------------------------------------------
                  Rider Application Date                    6
                  -------------------------------------------
                  Rider Date                               28
                  -------------------------------------------
                  Right to Cancel                       6, 15
                  -------------------------------------------
                  SEC                                       1
                  -------------------------------------------
                  Settlement Value                         30
                  -------------------------------------------
                  Standard Fixed Account Option            18
                  -------------------------------------------
                  Systematic Withdrawal Program            25
                  -------------------------------------------
                  Valuation Date                           15
                  -------------------------------------------
                  Variable Account                      1, 35
                  -------------------------------------------
                  Variable Sub-Account                  1, 17
                  -------------------------------------------

* In certain states these Contracts were available only as group Contracts. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

Overview of Contracts
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The Putnam Allstate Advisor Contract has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

..   The Putnam Allstate Advisor Plus Contract offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

..   The Putnam Allstate Advisor Preferred Contract has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period
    (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.

                               5     PROSPECTUS

The Contracts at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments We are no longer offering new Contracts.

                  You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of
                  $1,000,000. You must maintain a minimum Contract Value of $1,000.

                  For Putnam Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit
                  Enhancement equal to 4% of such purchase payment.
-----------------------------------------------------------------------------------------------
Right to Cancel   You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Cancellation Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                  Variable Account, including the deduction of mortality and expense risk charges. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See "Right to
                  Cancel" for details.
-----------------------------------------------------------------------------------------------
Expenses          Each Fund pays expenses that you will bear indirectly if you invest in a
                  Variable Sub-Account. You also will bear the following expenses:

                  Putnam Allstate Advisor Contracts

                  . Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

                  . Annual contract maintenance charge of $30 (waived in certain cases)

                  . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn (with certain exceptions)

                  Putnam Allstate Advisor Plus Contracts

                  . Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

                  . Withdrawal charges ranging from 0% to 8% of purchase payments withdrawn (with certain exceptions)

                  Putnam Allstate Advisor Preferred Contracts

                  . Annual mortality and expense risk charge equal to 1.65% of average daily net assets.

                  . Withdrawal charges ranging from 0% to 2% of purchase payments withdrawn (with certain exceptions)
                  All Contracts

                  . If you select the Enhanced Beneficiary Protection Option you would pay an additional mortality and expense risk charge of 0.15%.

                  . If you select the Earnings Protection Death Benefit Option you would pay an additional mortality and expense risk charge of 0.20% or 0.35%
                     (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date")).

                               6     PROSPECTUS


                        . We discontinued offering the Retirement Income Guarantee Rider as of
                           January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to January 1, 2004, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the option you selected) of the
                           Income Base in effect on a Contract Anniversary ("Contract
                           Anniversary").

                        . Transfer fee equal to 0.50% of the amount transferred after the 12/th/
                           transfer in any Contract Year ("Contract Year"), which we measure from the date we issue your Contract or a Contract Anniversary.

                        . State premium tax (if your state imposes one)
--------------------------------------------------------------------------------------------------------
Investment Alternatives Each Contract offers several investment alternatives including:

                        . a Standard Fixed Account Option* that credits interest at rates we guarantee, and

                        . 28 Variable Sub-Accounts investing in Funds offering professional money management by Putnam Investment Management, LLC.

                        Putnam Allstate Advisor Contracts offer 2 additional Fixed Account
                        Options that credit interest at rates we guarantee.

                        To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                        1-800-390-1277.

                           *For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), the Standard Fixed Account Option is currently not available for new investments.
--------------------------------------------------------------------------------------------------------
Special Services        For your convenience, we offer these special services:

                        . Automatic Fund Rebalancing Program

                        . Automatic Additions Program

                        . Dollar Cost Averaging Program

                        . Systematic Withdrawal Program
--------------------------------------------------------------------------------------------------------
Income Payments         You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                        . life income with guaranteed payments

                        . a joint and survivor life income with guaranteed payments

                        . guaranteed payments for a specified period

                        . combination life income and guaranteed payments for a specified period

                        . combination joint and survivor life income and guaranteed payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Prior to January 1, 2004, Allstate Life offered two Retirement Income
                        Guarantee Riders that guarantee a minimum amount of fixed income payments you can receive if you choose to annuitize your Contract.
--------------------------------------------------------------------------------------------------------

                               7     PROSPECTUS

------------------------------------------------------------------------------------------------
Death Benefits If you die before income payments begin, we will pay the death benefit described in the Contract. We also offer an Enhanced Beneficiary Protection
               Option and an Earnings Protection Death Benefit Option.
------------------------------------------------------------------------------------------------
Transfers      Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.

               A charge may apply after the 12/th/ transfer in each Contract Year.
------------------------------------------------------------------------------------------------
Withdrawals    You may withdraw some or all of your Contract Value at any time during the
               Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
               Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
------------------------------------------------------------------------------------------------

                               8     PROSPECTUS

How the Contracts Work
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.


Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 25. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "Income Payments."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.

                               9     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*


                                        Number of Complete Years Since We Received the Purchase
     Contract:                          Payment Being Withdrawn/Applicable Charge:
     ---------------------------------------------------------------------------------------------------
                                        0       1       2      3      4      5      6      7+
     Putnam Allstate Advisor            7%      7%      6%     5%     4%     3%     2%     0%
     ---------------------------------------------------------------------------------------------------
                                        0       1       2      3      4      5      6      7      8+
     Putnam Allstate Advisor Plus       8%      8%      8%     7%     6%     5%     4%     3%     0%
     ---------------------------------------------------------------------------------------------------
                                        0       1       2+
     Putnam Allstate Advisor Preferred  2%      1%      0%
     ---------------------------------------------------------------------------------------------------
     Annual Contract Maintenance Charge

     Contract:
     ---------------------------------------------------------------------------------------------------
     Putnam Allstate Advisor                      $30**
     ---------------------------------------------------------------------------------------------------
     Putnam Allstate Advisor Plus                  none
     ---------------------------------------------------------------------------------------------------
     Putnam Allstate Advisor Preferred             none
     ---------------------------------------------------------------------------------------------------
     Transfer Fee                       0.50% of the amount transferred***
     ---------------------------------------------------------------------------------------------------


* Each Contract Year, you may withdraw up to the Free Withdrawal Amount offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense Total Variable Account
Basic Contract (without any optional benefit)                     Risk Charge          Annual Expense
---------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                              1.25%                 1.25%
---------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                         1.60%                 1.60%
---------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                    1.65%                 1.65%
---------------------------------------------------------------------------------------------------------

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 Enhanced Beneficiary Protection Option 0.15% (up to 0.25% for Options added in the future)
 Earnings Protection Death Benefit      0.20% (up to 0.30% for Options added
 Option (issue age 0-65)                in the future)
 Earnings Protection Death Benefit      0.35% (up to 0.50% for Options added
 Option (issue age 66-75)               in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the Enhanced Beneficiary Protection Option,
and Earnings Protection Death Benefit Option (issue age      Mortality and Expense Total Variable Account
66-75)                                                           Risk Charge*          Annual Expense
---------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                              1.75%                 1.75%
---------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                         2.10%                 2.10%
---------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                    2.15%                 2.15%
---------------------------------------------------------------------------------------------------------

* As described above the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the charge for an Option once we add the Option to your Contract.

                               10     PROSPECTUS

Retirement Income Guarantee Rider Expenses*

If you selected a Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the Option you selected) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Riders" for details.

* We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.

Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for the Funds.


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Fund Operating Expenses/(1)/ (expenses that
  are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other
  expenses)                                                     0.80%   1.42%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2007.


Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

..   elected the Enhanced Beneficiary Protection Option,

..   elected the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and

..   elected Retirement Income Guarantee Rider 2 (assuming Income Base B prior to January 1, 2004).

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.


                                  Putnam Allstate Advisor      Putnam Allstate Advisor Plus   Putnam Allstate Advisor Preferred
                              1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year   3 Years 5 Years 10 Years
-------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses             $981  $1,600  $2,240   $4,112  $1,072 $1,788  $2,441   $4,177   $482    $1,208  $2,041   $4,222
-------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses             $918  $1,412  $1,933   $3,526  $1,009 $1,601  $2,136   $3,603   $419    $1,021  $1,736   $3,651
-------------------------------------------------------------------------------------------------------------------------------


                               11     PROSPECTUS

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                  Putnam Allstate Advisor      Putnam Allstate Advisor Plus   Putnam Allstate Advisor Preferred
                              1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years 1 Year   3 Years 5 Years 10 Years
-------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses             $386  $1,175  $1,985   $4,112   $392  $1,193  $2,016   $4,177   $397    $1,208  $2,041   $4,222
-------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses             $323  $  987  $1,678   $3,526   $329  $1,006  $1,711   $3,603   $334    $1,021  $1,736   $3,651
-------------------------------------------------------------------------------------------------------------------------------


Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples reflect the Free Withdrawal Amounts if applicable, and the deduction of the annual contract maintenance charge of $30 each year for Putnam Allstate Advisor Contracts. The Examples do not assume that any Fund expense waivers or reimbursement arrangements are in effect for the periods presented. The above Examples assume you have selected the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option (assuming oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and the Retirement Income Guarantee Rider 2 (prior to January 1, 2004) and that Income Base B is applied. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

                               12     PROSPECTUS

Financial Information
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B and in the Statement of Additional Information.

The Contracts
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

..   90 - Putnam Allstate Advisor

..   85 - Putnam Allstate Advisor Plus

..   90 - Putnam Allstate Advisor Preferred

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date") is currently 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

..   90 - Putnam Allstate Advisor

..   85 - Putnam Allstate Advisor Plus

..   90 - Putnam Allstate Advisor Preferred

                               13     PROSPECTUS

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

                               14     PROSPECTUS

Purchases
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for each Contract is $10,000.

The minimum initial purchase payment for Qualified Contracts is $500 for Putnam Allstate Advisor Contracts ($10,000 for Putnam Allstate Advisor Plus and Putnam Allstate Advisor Preferred Contracts). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for Putnam Allstate Advisor Contracts only).

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

CREDIT ENHANCEMENT
(Putnam Allstate Advisor Plus Contracts only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See "Right to Cancel" below for details. The Putnam Allstate Advisor Plus Contract may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account

                               15     PROSPECTUS
adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

For Putnam Allstate Advisor Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss, including the deduction of mortality and expense risk charges, associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam Money Market Variable Sub-Account during the Cancellation Period.

Contract Value
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

..   your initial purchase payment for Putnam Allstate Advisor Contracts

..   your initial purchase payment plus the Credit Enhancement for Putnam
    Allstate Advisor Plus Contracts

..   your initial purchase payment for Putnam Allstate Advisor Preferred
    Contracts

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For Putnam Allstate Advisor Plus Contracts, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.

You should refer to the prospectus for the Fund for a description of how the assets of each such Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

                               16     PROSPECTUS

Investment Alternatives: The Variable Sub-Accounts
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 28 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with each such Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Accounts to which you allocate your purchase payments.

You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the Fund prospectuses, please contact us at 1-800-390-1277.


Fund:                                    Each Fund Seeks:
---------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income     High current income with preservation of capital as its secondary
 Fund - Class IB                          objective.
---------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund -    Capital appreciation.
 Class IB
---------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund -   Long-term growth of capital.
 Class IB
---------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund - Class  Long-term growth of capital.
 IB
---------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund -      As high a level of current income as Putnam Management believes is
 Class IB                                 consistent with preservation of capital.
---------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB  Capital growth and current income.
---------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of      To provide a balanced investment composed of a well diversified
 Boston - Class IB                        portfolio of value stocks and bonds, which produce both capital growth and current income.
---------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund   A high level of long-term total return consistent with preservation of
 - Class IB                               capital.
---------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund - Class IB  Capital appreciation.
---------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
---------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund -    Capital appreciation.
 Class IB
---------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class   Capital appreciation.
 IB
---------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB     High current income. Capital growth is a secondary goal when consistent with achieving high current income.
---------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB         High current income consistent with what Putnam Management believes to be prudent risk.
---------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
---------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and       Capital growth. Current income is a secondary objective.
 Income Fund - Class IB
---------------------------------------------------------------------------------------------------------------
Putnam VT International New              Long-term capital appreciation.
 Opportunities Fund - Class IB
---------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB      Long-term growth of capital and any increased income that results from this growth.
---------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund - Class IB  Capital appreciation, as a secondary objective, current income.
---------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB   As high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.
---------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -       Long-term capital appreciation.
 Class IB
---------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB      Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund -   Capital appreciation.
 Class IB
---------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB       Capital appreciation.
---------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB
---------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income    Capital growth and current income.
 Fund - Class IB
---------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB          Capital appreciation.
---------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
---------------------------------------------------------------------------------------------------------------


                               17     PROSPECTUS

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                                   Advisor  Advisor
                                           Advisor  Plus   Preferred
            --------------------------------------------------------
            Standard Fixed Account Option    Yes     Yes      No*
            --------------------------------------------------------
            6 Month Dollar Cost Averaging
            Option                           Yes      No      No
            --------------------------------------------------------
            12 Month Dollar Cost Averaging
            Option                           Yes      No      No
            --------------------------------------------------------

* The Standard Fixed Account Option is available with Contracts issued in
  Oregon.

We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate Life may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
(Putnam Allstate Advisor Contracts only)


The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 21. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the "6 Month Dollar Cost Averaging Option") or for up to 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.


You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam VT Money Market Fund - Class IB in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12 month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam VT Money Market Fund - Class IB unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a Guarantee Period included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. For Putnam Allstate Advisor Plus Contracts each purchase payment plus the appropriate portion of the Credit Enhancement allocated to the Standard Fixed Account Option earns interest at the current rate in effect at the time of allocation.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. For Putnam

                               18     PROSPECTUS

Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we are currently not offering the Standard Fixed Account Option. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.

Investment Alternatives: Transfers
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we currently do not permit transfers into the Standard Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.


                               19     PROSPECTUS

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future

                               20     PROSPECTUS
additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options on page 19.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Putnam Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               21     PROSPECTUS

Expenses
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
(Putnam Allstate Advisor Contracts only)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

..   all of your money is allocated to the Fixed Account Options on a Contract
    Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

..   1.25% for Putnam Allstate Advisor Contracts

..   1.60% for Putnam Allstate Advisor Plus Contracts

..   1.65% for Putnam Allstate Advisor Preferred Contracts

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Putnam Allstate Advisor Plus Contracts. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. If you select the Enhanced Beneficiary Protection Option, the mortality and expense risk charge will include an additional 0.15% for the Option. If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Allstate Life reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. Allstate Life reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under "Death Benefit Payments."

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER CHARGE
We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. See "Retirement Income Guarantee Riders" for details.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

                               22     PROSPECTUS

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 10. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

Putnam Allstate Advisor Contracts Under Putnam Allstate Advisor Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

Putnam Allstate Advisor Plus Contracts Under Putnam Allstate Advisor Plus Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Free Withdrawal Amount.

Putnam Allstate Advisor Preferred Contracts Under Putnam Allstate Advisor Preferred Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

All Contracts
We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Putnam Allstate Advisor Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR AND PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY.
Confinement Waiver. We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

Terminal Illness Waiver. We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1. you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

                               23     PROSPECTUS

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

Unemployment Waiver. We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"Unemployment Compensation" means unemployment compensation received from a unit of state or federal government in the U.S. "Due Proof" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once before the Payout Start Date.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

OTHER EXPENSES

Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 11. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors") may receive compensation from the Funds' investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Funds.


Access to Your Money
--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 25.


The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally

                               24     PROSPECTUS
considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

Income Payments
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently 9 Income Plans are available. Income Plans provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The 9 Income Plans are:

Income Plan 1 - Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as either

                               25     PROSPECTUS
the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

Income Plan 3 - Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

Income Plan 4 - Combination Life Income and Guaranteed Payments for a Specified
Period.   Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

Income Plan 5 - Combination Joint and Survivor Life Income and Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

Income Plan 6 - Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 7 - Joint Life Income with Cash Refund. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 8 - Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 9 - Joint Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

                               26     PROSPECTUS

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Guaranteed Payment Plans.  For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("guaranteed payment plans"):

..   The minimum payment period you may choose is 5 years.

..   If the oldest Annuitant is under age 70, you may choose a period up to age
    100 subject to a maximum of 50 years.

..   If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Additional Information. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an Assumed Investment Rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in

                               27     PROSPECTUS
all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1.  deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE RIDERS
Effective January 1, 2004, the Retirement Income Guarantee Riders are no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. Once elected the Rider may not be canceled. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date.

Eligibility. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "Rider Date");

..   The Payout Start Date must occur during the 30 day period following a
    Contract Anniversary;

..   You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

   . 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

   . 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Retirement Income Guarantee Rider 1. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancement applied under Putnam Allstate Advisor Plus Contracts, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each

                               28     PROSPECTUS

Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.

We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1.  On the Rider Date, the Income Base is equal to the Contract Value.

2. After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

..   For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

..   For withdrawals, the Income Base is equal to the most recently calculated
    Income Base reduced by a withdrawal adjustment, described below.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.

The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

Retirement Income Guarantee Rider 2. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

Income Base A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

1. For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

2. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

                               29     PROSPECTUS

Income Base B.  On the Rider Date, Income Base B is equal to the Contract
Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of Putnam Allstate Advisor
Plus Contracts) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.

We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

Death Benefits
--------------------------------------------------------------------------------


We will pay a death benefit if, prior to the Payout Start Date:

1.  any Contract Owner dies, or

2.  the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of the following death benefit alternatives:

1.  the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts), less withdrawals,

3. the most recent Maximum Anniversary Value prior to the date we determine the death benefit (see "Maximum Anniversary Value" below), or

4.  the Enhanced Beneficiary Protection Option (if selected).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1.  the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "Settlement Value" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of Putnam Allstate Advisor Contracts, contract maintenance charge.

Allstate Life reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include Due Proof of Death. We will accept the following documentation as "Due Proof of Death":

..   a certified copy of a death certificate,

                               30     PROSPECTUS

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

Maximum Anniversary Value. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

Withdrawal Adjustment. The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = the withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

EARNINGS PROTECTION DEATH BENEFIT OPTION
If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

..   the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

In-Force Premium equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract ("Rider Date") plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

In-Force Earnings equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

                               31     PROSPECTUS

We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix E.

ENHANCED BENEFICIARY PROTECTION OPTION
The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. If you elect the Option, the death benefit will be the greater of the death benefit alternatives
(1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states.

We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider ("Rider Date") is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1.  the date we determine the death benefit, or

2. the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.

We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under "Death Benefit Amount."

DEATH BENEFIT PAYMENTS

Death of Contract Owner. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 14. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.


If the sole new Contract Owner is your spouse, he or she may elect to:

1.  receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner;

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

(c)over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

i. transfer all or a portion of the excess among the Variable Sub-Accounts;

ii.transfer all or a portion of the excess into the Standard Fixed Account, if available, and begin a new Guarantee Period; or

iii.transfer all or a portion of the excess into a combination of Variable
    Sub-Accounts and the Standard Fixed Account, if available.

                               32     PROSPECTUS

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

..   the sum of all gross purchase payments (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) less any withdrawals; or

..   the Contract Value on the date we determine the death benefit; or

..   the Maximum Anniversary Value as defined in the "Death Benefit Amount"
    section, with the following changes:

..   "Issue Date" is replaced by the date the Contract is continued,

..   "initial purchase payment" (including Credit Enhancements in the case of
    Putnam Allstate Advisor Plus Contracts) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

If the new Contract Owner is a living person who is not your spouse, or if there are multiple new Owners, the new Contract Owner may elect to:

1.  receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner,

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment
Alternatives: Transfers" section on page 20, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

If the new Contract Owner is a corporation, trust or other non-living person, the new Contract Owner may elect to:

1.  receive the death benefit in a lump sum; or

2.  receive the Contract Value payable within 5 years of your date of death.


The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "Investment Alternatives: Transfers" section on page 19 for more information regarding transfers.


No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

                               33     PROSPECTUS

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see Appendix E.

For Contracts with the optional Enhanced Beneficiary Protection Option:

..   the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

..   "Rider Date" is replaced by the date the Contract is continued,

..   "Contract Value" is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

Death of Annuitant. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1.  receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)over the life of the new Contract Owner,

(b)for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1.  receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the "Investment Alternatives: Transfers" section on page 20, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contact Owner from the date of the Annuitant's death to the date on which the death proceeds are paid.

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.

If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract. We reserve the right to offer additional options upon Death of Annuitant.

                               34     PROSPECTUS

More Information
--------------------------------------------------------------------------------

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life is an Illinois stock life insurance company organized in 1957.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I ("Variable Account") in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invested in the same Fund (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

                               35     PROSPECTUS

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Funds. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS

Distribution. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of FINRA. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.


We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. In some states, Contracts may be sold by representatives or employees of banks.

Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Putnam Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we entered into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

..   issuance of the Contracts;

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

                               36     PROSPECTUS

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management's judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.

LEGAL MATTERS
Certain matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under applicable state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.

Taxes
--------------------------------------------------------------------------------

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax

                               37     PROSPECTUS
deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

                               38     PROSPECTUS

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

Partial Exchanges. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

                               39     PROSPECTUS

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

                               40     PROSPECTUS

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

                               41     PROSPECTUS

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2 . Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

                               42     PROSPECTUS

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after

                               43     PROSPECTUS

12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

                               44     PROSPECTUS

Statement of Additional Information
Table of Contents
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           Additions, Deletions, or Substitutions of Investments 2
           ---------------------------------------------------------
           The Contracts                                         2
           ---------------------------------------------------------
           Calculation of Accumulation Unit Values               3
           ---------------------------------------------------------
           Calculation of Variable Income Payments               4
           ---------------------------------------------------------

--------------------------------------------------------------------------------

                            General Matters      5
                            ------------------------
                            Experts              6
                            ------------------------
                            Financial Statements 6
                            ------------------------
                            Appendix A
                            ------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               45     PROSPECTUS

Appendix A
Putnam Allstate Advisor Contract Comparison Chart
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Feature                                   Advisor                     Advisor Plus                 Advisor Preferred
---------------------------------------------------------------------------------------------------------------------------
Maximum Age of Contract Owner
and Annuitant on the Issue
Date                                        90                             85                             90
---------------------------------------------------------------------------------------------------------------------------
Minimum Initial Purchase                  $10,000
Payment                        ($500 for Qualified Contracts)            $10,000                        $10,000
---------------------------------------------------------------------------------------------------------------------------
                               -Standard Fixed Account
                               Option with 1,5&7-year
                               Guarantee Periods -6 Month
                               Dollar Cost Averaging Option   -Standard Fixed Account             N/A (available only
                               -12 Month Dollar Cost          Option with 1,5&7-year             with Contracts issued
Fixed Account Options          Averaging Option               Guarantee Periods                       in Oregon)
---------------------------------------------------------------------------------------------------------------------------
                                                              4% applied to all purchase
Credit Enhancement                         None               payments                                   None
---------------------------------------------------------------------------------------------------------------------------
                               $30 per year, full amount on
                               surrender (waived in certain
Contract Maintenance Charge    cases)                                     None                           None
---------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk
Charge (without optional
benefit)                                   1.25%                          1.60%                          1.65%
---------------------------------------------------------------------------------------------------------------------------
                                  greater of earnings not
                                        previously
Free Withdrawal Amount         withdrawn, or 15% of purchase
(each Contract Year)           payments                       15 % of purchase payments      15% of purchase payments
---------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge (measured
from number of complete years
since we received the
purchase payment as a
percentage of purchase
payments withdrawn in excess      Year: 0 1 2 3 4 5 6 7+        Year: 0 1 2 3 4 5 6 7 8+             Year: 0 1 2+
of the Free Withdrawal Amount)      %: 7 7 6 5 4 3 2 0            %: 8 8 8 7 6 5 4 3 0                 %: 2 1 0
---------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge Waivers                   Yes                            Yes                            No
---------------------------------------------------------------------------------------------------------------------------

                               46     PROSPECTUS

Appendix B - Accumulation Unit Values
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contact us at 1-800-390-1277 to obtain a copy of the Statement of Additional Information.

Putnam Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Inception* (Basic Contract)*


                          Mortality & Expense = 1.25


--------------------------------------------------------------------------------


                                                                  For the Year Ending December 31,
Sub-Accounts                                             1999       2000       2001       2002        2003
--------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                N/A $   10.000 $   11.115 $    11.695 $    12.573
 Accumulation Unit Value, End of Period                      N/A $   11.115 $   11.695 $    12.573 $    12.609
 Number of Units Outstanding, End of Period                  N/A    290,129  2,363,866   5,294,568   3,674,800
--------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund - Class IB
 Accumulation Unit Value, Beginning of Period                N/A $   10.000 $    9.131 $     7.763 $     5.952
 Accumulation Unit Value, End of Period                      N/A $    9.131 $    7.763 $     5.952 $     7.335
 Number of Units Outstanding, End of Period                  N/A     45,272    514,152   1,004,523   1,082,865
--------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period                N/A        N/A        N/A         N/A $    10.000
 Accumulation Unit Value, End of Period                      N/A        N/A        N/A         N/A $    12.932
 Number of Units Outstanding, End of Period                  N/A        N/A        N/A         N/A      50,035
--------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund - Class IB
 Accumulation Unit Value, Beginning of Period                N/A $   10.000 $    7.312 $     5.000 $     3.475
 Accumulation Unit Value, End of Period                      N/A $    7.312 $    5.000 $     3.475 $     4.530
 Number of Units Outstanding, End of Period                  N/A    100,680    829,339   2,496,402   2,494,973
--------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $   10.000 $    9.866 $    9.727 $     9.942 $    10.397
 Accumulation Unit Value, End of Period               $    9.866 $    9.727 $    9.942 $    10.397 $    12.326
 Number of Units Outstanding, End of Period            1,112,113  3,898,771  4,832,628   4,754,348   4,749,282
--------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                N/A        N/A        N/A         N/A $    10.000
 Accumulation Unit Value, End of Period                      N/A        N/A        N/A         N/A $    12.049
 Number of Units Outstanding, End of Period                  N/A        N/A        N/A         N/A     487,346
--------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period         $   10.000 $    9.299 $   10.067 $     9.986 $     8.998
 Accumulation Unit Value, End of Period               $    9.299 $   10.067 $    9.986 $     8.998 $    10.400
 Number of Units Outstanding, End of Period            2,629,405  6,032,053  9,159,103  10,982,873  10,972,600
--------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $   10.000 $   10.698 $   10.051 $     9.079 $     7.843
 Accumulation Unit Value, End of Period               $   10.698 $   10.051 $    9.079 $     7.843 $     9.441
 Number of Units Outstanding, End of Period              216,789    838,889  1,074,406   1,182,016   1,274,558
--------------------------------------------------------------------------------------------------------------
 Putnam VT Global Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $   10.000 $   15.665 $   10.868 $     7.537 $     5.776
 Accumulation Unit Value, End of Period               $   15.665 $   10.868 $    7.537 $     5.776 $     7.371
 Number of Units Outstanding, End of Period              809,571  4,838,412  6,111,405   5,397,212   4,674,596
--------------------------------------------------------------------------------------------------------------


                               47     PROSPECTUS

                                                                       For the Year Ending December 31,
Sub-Accounts                                                 1999        2000        2001        2002        2003
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.000 $     9.172 $     9.776 $     9.036 $     7.228
 Accumulation Unit Value, End of Period                   $     9.172 $     9.776 $     9.036 $     7.228 $     9.093
 Number of Units Outstanding, End of Period                10,446,547  30,632,434  41,176,940  40,665,022  37,569,817
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period                     N/A $    10.000 $     7.434 $     4.985 $     3.471
 Accumulation Unit Value, End of Period                           N/A $     7.434 $     4.985 $     3.471 $     4.217
 Number of Units Outstanding, End of Period                       N/A   2,350,234   3,982,639   3,866,973   3,577,793
---------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.000 $    10.597 $    14.545 $    11.525 $     9.066
 Accumulation Unit Value, End of Period                   $    10.597 $    14.545 $    11.525 $     9.066 $    10.590
 Number of Units Outstanding, End of Period                 1,037,948   4,204,909   5,293,270   5,061,022   4,305,615
---------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.000 $     9.934 $     8.976 $     9.186 $     9.006
 Accumulation Unit Value, End of Period                   $     9.934 $     8.976 $     9.186 $     9.006 $    11.253
 Number of Units Outstanding, End of Period                   688,505   2,014,173   3,022,834   3,421,713   3,878,022
---------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.000 $     9.714 $    10.341 $    10.956 $    11.672
 Accumulation Unit Value, End of Period                   $     9.714 $    10.341 $    10.956 $    11.672 $    12.036
 Number of Units Outstanding, End of Period                   994,313   3,295,896   7,057,751   9,130,281   7,973,945
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.000 $    14.427 $    12.885 $    10.100 $     8.212
 Accumulation Unit Value, End of Period                   $    14.427 $    12.885 $    10.100 $     8.212 $    10.422
 Number of Units Outstanding, End of Period                 1,416,491   6,476,055   8,261,200   8,662,245   7,746,900
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.000 $    10.968 $    10.976 $     8.582 $     7.308
 Accumulation Unit Value, End of Period                   $    10.968 $    10.976 $     8.582 $     7.308 $     9.948
 Number of Units Outstanding, End of Period                   515,493   1,708,041   2,339,655   2,539,671   2,353,192
---------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.000 $    18.134 $    10.984 $     7.736 $     6.598
 Accumulation Unit Value, End of Period                   $    18.134 $    10.984 $     7.736 $     6.598 $     8.679
 Number of Units Outstanding, End of Period                   389,045   2,234,464   2,469,501   2,085,193   1,803,653
---------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.000 $    12.168 $     9.777 $     7.762 $     5.459
 Accumulation Unit Value, End of Period                   $    12.168 $     9.777 $     7.262 $     5.459 $     6.854
 Number of Units Outstanding, End of Period                 5,517,617  17,977,266  21,424,549  18,768,754  16,209,787
---------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period                     N/A         N/A         N/A         N/A $    10.000
 Accumulation Unit Value, End of Period                           N/A         N/A         N/A         N/A $    12.801
 Number of Units Outstanding, End of Period                       N/A         N/A         N/A         N/A     127,975
---------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.000 $    10.231 $    10.693 $    10.956 $    10.948
 Accumulation Unit Value, End of Period                   $    10.231 $    10.693 $    10.956 $    10.948 $    10.866
 Number of Units Outstanding, End of Period                 1,261,646   1,736,595   5,663,312   6,153,309   3,214,835
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.000 $    15.692 $    11.436 $     7.889 $     5.413
 Accumulation Unit Value, End of Period                   $    15.692 $    11.436 $     7.889 $     5.413 $     7.079
 Number of Units Outstanding, End of Period                 2,351,890  11,371,847  13,605,364  12,064,671  10,700,366
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.000 $     8.795 $    10.629 $    10.844 $     9.037
 Accumulation Unit Value, End of Period                   $     8.795 $    10.629 $    10.844 $     9.037 $    11.823
 Number of Units Outstanding, End of Period                   626,817   1,659,981   3,902,049   5,140,780   5,077,407
---------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.000 $    19.838 $     9.581 $     5.137 $     3.438
 Accumulation Unit Value, End of Period                   $    19.838 $     9.581 $     5.137 $     3.438 $     4.608
 Number of Units Outstanding, End of Period                   697,007   4,036,834   5,465,555   5,043,270   4,399,346
---------------------------------------------------------------------------------------------------------------------


                               48     PROSPECTUS

                                                                   For the Year Ending December 31,
Sub-Accounts                                             1999       2000        2001        2002        2003
----------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $   10.000 $    11.598 $    11.226 $     8.997 $     6.912
 Accumulation Unit Value, End of Period               $   11.598 $    11.226 $     8.997 $     6.912 $ 8,554.000
 Number of Units Outstanding, End of Period            1,575,893   4,896,412   7,607,622   7,958,204   7,234,661
----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $   10.000 $    10.302 $    12.660 $    14.768 $    11.918
 Accumulation Unit Value, End of Period               $   10.302 $    12.660 $    14.768 $    11.918 $    17.613
 Number of Units Outstanding, End of Period              451,498   1,493,692   3,217,546   3,938,066   3,816,634
----------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $   10.000 $     9.987 $    11.590 $     8.890 $     6.664
 Accumulation Unit Value, End of Period               $    9.987 $    11.590 $     8.890 $     6.664 $     8.214
 Number of Units Outstanding, End of Period              585,124   2,469,334   3,792,637   3,297,734   2,914,799
----------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $   10.000 $    14.088 $    13.344 $     8.762 $     6.004
 Accumulation Unit Value, End of Period               $   14.088 $    13.344 $     8.762 $     6.004 $     7.896
 Number of Units Outstanding, End of Period              824,655   4,772,927   6,616,756   6,155,312   5,715,213
----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $   10.000 $    14.326 $    11.808 $     9.047 $     6.563
 Accumulation Unit Value, End of Period               $   14.326 $    11.808 $     9.047 $     6.563 $     8.096
 Number of Units Outstanding, End of Period            6,006,888  21,009,950  25,627,193  24,658,871  22,860,340
----------------------------------------------------------------------------------------------------------------


                               49     PROSPECTUS

Putnam Allstate Advisor Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Inception* (Basic Contract)

                          Mortality & Expense = 1.25

--------------------------------------------------------------------------------


                                                             For the Year Ending December 31,
Sub-Accounts                                             2004        2005        2006        2007
-----------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $    12.609 $    12.782 $    12.794 $    13.041
 Accumulation Unit Value, End of Period               $    12.782 $    12.794 $    13.041 $    13.954
 Number of Units Outstanding, End of Period             2,837,165   2,344,027   1,939,519   1,739,913
-----------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $     7.335 $     8.309 $     8.851 $     9.818
 Accumulation Unit Value, End of Period               $     8.309 $     8.851 $     9.818 $     9.021
 Number of Units Outstanding, End of Period             1,054,442     931,834     840,156     731,288
-----------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $    12.932 $    15.085 $    16.410 $    18.671
 Accumulation Unit Value, End of Period               $    15.085 $    16.410 $    18.671 $    16.676
 Number of Units Outstanding, End of Period               131,709     225,869     255,476     187,858
-----------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $     4.530 $     4.813 $     5.097 $     5.591
 Accumulation Unit Value, End of Period               $     4.813 $     5.097 $     5.591 $     6.090
 Number of Units Outstanding, End of Period             2,192,703   1,780,742   1,564,511   1,378,738
-----------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $    12.326 $    13.292 $    13.527 $    14.199
 Accumulation Unit Value, End of Period               $    13.292 $    13.527 $    14.199 $    14.599
 Number of Units Outstanding, End of Period             4,335,857   4,009,773   3,586,794   2,834,986
-----------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $    12.049 $    13.305 $    13.862 $    16.269
 Accumulation Unit Value, End of Period               $    13.305 $    13.862 $    16.269 $    16.577
 Number of Units Outstanding, End of Period               966,045   1,227,755   1,324,221   1,199,641
-----------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period         $    10.400 $    11.113 $    11.413 $    12.615
 Accumulation Unit Value, End of Period               $    11.113 $    11.413 $    12.615 $    12.575
 Number of Units Outstanding, End of Period            10,383,824   9,325,581   7,572,633   5,806,531
-----------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $     9.441 $    10.172 $    10.746 $    11.977
 Accumulation Unit Value, End of Period               $    10.172 $    10.746 $    11.977 $    12.174
 Number of Units Outstanding, End of Period             1,294,368   1,323,355   1,515,294   1,192,407
-----------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $     7.371 $     8.274 $     8.889 $    10.816
 Accumulation Unit Value, End of Period               $     8.274 $     8.889 $    10.816 $    11.644
 Number of Units Outstanding, End of Period             4,145,841   3,624,750   3,241,464   2,603,952
-----------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $     9.093 $     9.977 $    10.367 $    11.867
 Accumulation Unit Value, End of Period               $     9.977 $    10.367 $    11.867 $    11.010
 Number of Units Outstanding, End of Period            33,933,348  29,270,346  23,723,991  17,955,570
-----------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $     4.217 $     4.237 $     4.356 $     4.670
 Accumulation Unit Value, End of Period               $     4.237 $     4.356 $     4.670 $     4.861
 Number of Units Outstanding, End of Period             3,264,882   2,749,057   2,297,860   1,838,702
-----------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $    10.599 $    11.212 $    12.534 $    12.723
 Accumulation Unit Value, End of Period               $    11.212 $    12.534 $    12.723 $    12.488
 Number of Units Outstanding, End of Period             3,733,811   3,252,557   2,609,482   1,947,093
-----------------------------------------------------------------------------------------------------


                               50     PROSPECTUS

                                                                 For the Year Ending December 31,
Sub-Accounts                                                 2004        2005        2006        2007
--------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    11.253 $    12.284 $    12.507 $   13.651
 Accumulation Unit Value, End of Period                   $    12.284 $    12.507 $    13.651 $   13.856
 Number of Units Outstanding, End of Period                 3,133,920   2,518,892   2,064,976  1,563,635
--------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    12.036 $    12.413 $    12.547 $   12.951
 Accumulation Unit Value, End of Period                   $    12.413 $    12.547 $    12.951 $   13.456
 Number of Units Outstanding, End of Period                 6,879,618   5,997,703   5,077,932  4,000,281
--------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.422 $    11.959 $    13.250 $   16.712
 Accumulation Unit Value, End of Period                   $    11.959 $    13.250 $    16.712 $   17.883
 Number of Units Outstanding, End of Period                 7,071,496   6,473,166   5,866,337  4,780,612
--------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $     9.948 $    11.885 $    13.392 $   16.826
 Accumulation Unit Value, End of Period                   $    11.885 $    13.392 $    16.826 $   17.779
 Number of Units Outstanding, End of Period                 2,551,653   2,559,124   2,506,808  1,996,439
--------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $     8.679 $     9.714 $    11.355 $   14.143
 Accumulation Unit Value, End of Period                   $     9.714 $    11.355 $    14.143 $   15.811
 Number of Units Outstanding, End of Period                 1,655,151   1,738,451   1,523,396  1,252,002
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $     6.854 $     7.624 $     8.192 $    9.217
 Accumulation Unit Value, End of Period                   $     7.624 $     8.192 $     9.217 $    8.631
 Number of Units Outstanding, End of Period                14,389,737  12,352,538  10,435,677  7,945,465
--------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    12.801 $    14.594 $    16.205 $   18.413
 Accumulation Unit Value, End of Period                   $    14.594 $    16.205 $    18.413 $   18.489
 Number of Units Outstanding, End of Period                   342,661     596,881     602,812    490,801
--------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    10.866 $    10.801 $    10.936 $   11.274
 Accumulation Unit Value, End of Period                   $    10.801 $    10.936 $    11.274 $   11.665
 Number of Units Outstanding, End of Period                 2,089,312   1,892,206   2,448,638  2,133,991
--------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $     7.079 $     7.711 $     8.377 $    8.981
 Accumulation Unit Value, End of Period                   $     7.711 $     8.377 $     8.981 $    9.377
 Number of Units Outstanding, End of Period                 9,334,600   8,005,070   6,628,713  5,178,752
--------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    11.823 $    13.476 $    14.093 $   16.146
 Accumulation Unit Value, End of Period                   $    13.476 $    14.093 $    16.146 $   15.163
 Number of Units Outstanding, End of Period                 5,101,539   5,066,574   4,275,279  3,314,054
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $     4.608 $     4.938 $     5.260 $    5.839
 Accumulation Unit Value, End of Period                   $     4.938 $     5.260 $     5.839 $    6.497
 Number of Units Outstanding, End of Period                 3,983,733   3,369,292   2,835,749  2,238,839
--------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $     8.554 $     9.086 $     9.422 $   10.357
 Accumulation Unit Value, End of Period                   $     9.086 $     9.422 $    10.357 $   10.284
 Number of Units Outstanding, End of Period                 6,387,752   5,386,549   4,391,694  3,388,929
--------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    17.613 $    21.952 $    23.203 $   26.877
 Accumulation Unit Value, End of Period                   $    21.952 $    23.203 $    26.877 $   23.163
 Number of Units Outstanding, End of Period                 3,524,769   3,031,315   2,519,726  1,835,554
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $     8.214 $     9.864 $    10.576 $   13.267
 Accumulation Unit Value, End of Period                   $     9.864 $    10.576 $    13.267 $   15.714
 Number of Units Outstanding, End of Period                 2,664,057   2,477,513   1,986,876  1,549,850
--------------------------------------------------------------------------------------------------------


                               51     PROSPECTUS

                                                      For the Year Ending December 31,
Sub-Accounts                                      2004        2005        2006        2007
---------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB
 Accumulation Unit Value, Beginning of Period  $     7.896 $     9.248 $    10.242 $   10.666
 Accumulation Unit Value, End of Period        $     9.248 $    10.242 $    10.666 $   10.933
 Number of Units Outstanding, End of Period      5,295,113   4,767,399   4,014,690  2,976,653
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period  $     8.096 $     8.397 $     8.764 $    9.125
 Accumulation Unit Value, End of Period        $     8.397 $     8.764 $     9.125 $    9.508
 Number of Units Outstanding, End of Period     20,364,325  17,160,872  13,494,905  9,962,252
---------------------------------------------------------------------------------------------



* The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. All of the Variable Sub-Accounts were first offered under the Contracts as of April 30, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.


                               52     PROSPECTUS

Putnam Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Inception* (With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option) (Ages 66-75)


                          Mortality & Expense = 1.75


--------------------------------------------------------------------------------


                                                            For the Year Ending December 31,
Sub-Accounts                                            2001     2002     2003     2004     2005
--------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $  6.385 $  6.829 $  6.814 $  6.873
 Accumulation Unit Value, End of Period               $  6.385 $  6.829 $  6.814 $  6.873 $  6.844
 Number of Units Outstanding, End of Period             58,418  131,089   52,957   48,825   46,071
--------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $  7.729 $  5.897 $  7.230 $  8.148
 Accumulation Unit Value, End of Period               $  7.729 $  5.897 $  7.230 $  8.148 $  8.637
 Number of Units Outstanding, End of Period             21,995   27,375   26,601   25,036   24,469
--------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period              N/A      N/A $ 10.000 $ 12.889 $ 14.958
 Accumulation Unit Value, End of Period                    N/A      N/A $ 12.889 $ 14.958 $ 16.190
 Number of Units Outstanding, End of Period                N/A      N/A        0        0      962
--------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $  4.976 $  3.443 $  4.465 $  4.720
 Accumulation Unit Value, End of Period               $  4.976 $  3.443 $  4.465 $  4.720 $  4.973
 Number of Units Outstanding, End of Period              5,054   22,613   23,562   36,355   32,517
--------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $  9.878 $ 10.278 $ 12.123 $ 13.007
 Accumulation Unit Value, End of Period               $  9.878 $ 10.278 $ 12.123 $ 13.007 $ 13.170
 Number of Units Outstanding, End of Period             22,518   41,427   54,550   43,863   42,534
--------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period              N/A      N/A $ 10.000 $ 12.008 $ 13.192
 Accumulation Unit Value, End of Period                    N/A      N/A $ 12.008 $ 13.192 $ 13.676
 Number of Units Outstanding, End of Period                N/A      N/A    2,940    6,794    4,396
--------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $  9.921 $  8.895 $ 10.229 $ 10.875
 Accumulation Unit Value, End of Period               $  9.921 $  8.895 $ 10.229 $ 10.875 $ 11.112
 Number of Units Outstanding, End of Period            127,345  179,068  184,577  180,193  194,513
--------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $  9.021 $  7.754 $  9.286 $  9.954
 Accumulation Unit Value, End of Period               $  9.021 $  7.754 $  9.286 $  9.954 $ 10.463
 Number of Units Outstanding, End of Period              7,070   16,679   11,857   12,956   13,551
--------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $  7.488 $  5.710 $  7.249 $  8.097
 Accumulation Unit Value, End of Period               $  7.488 $  5.710 $  7.249 $  8.097 $  8.654
 Number of Units Outstanding, End of Period             22,915   34,451   28,616   26,861   22,329
--------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $  8.978 $  7.146 $  8.943 $  9.763
 Accumulation Unit Value, End of Period               $  8.978 $  7.146 $  8.943 $  9.763 $ 10.094
 Number of Units Outstanding, End of Period            324,802  567,551  582,077  533,135  493,637
--------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $  4.958 $  3.435 $  4.153 $  4.151
 Accumulation Unit Value, End of Period               $  4.958 $  3.435 $  4.153 $  4.151 $  4.246
 Number of Units Outstanding, End of Period             29,628   45,841   50,076   70,265   59,914
--------------------------------------------------------------------------------------------------


                               53     PROSPECTUS

                                                                For the Year Ending December 31,
Sub-Accounts                                                2001     2002     2003     2004     2005
------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $ 10.000 $ 11.451 $  8.962 $ 10.425 $ 10.972
 Accumulation Unit Value, End of Period                   $ 11.451 $  8.962 $ 10.425 $ 10.972 $ 12.203
 Number of Units Outstanding, End of Period                 22,742   33,088   28,546   24,265   20,425
------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $ 10.000 $  9.127 $  8.903 $ 11.068 $ 12.021
 Accumulation Unit Value, End of Period                   $  9.127 $  8.903 $ 11.068 $ 12.021 $ 12.177
 Number of Units Outstanding, End of Period                 22,005   23,812   31,430   34,476   21,556
------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $ 10.000 $ 10.886 $ 11.538 $ 11.838 $ 12.147
 Accumulation Unit Value, End of Period                   $ 10.886 $ 11.538 $ 11.838 $ 12.147 $ 12.216
 Number of Units Outstanding, End of Period                 62,415  109,722  106,926   91,879   72,322
------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $ 10.000 $ 10.035 $  8.117 $ 10.251 $ 11.703
 Accumulation Unit Value, End of Period                   $ 10.035 $  8.117 $ 10.251 $ 11.703 $ 12.901
 Number of Units Outstanding, End of Period                 60,861   86,554   88,560   86,248   64,385
------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $ 10.000 $  8.527 $  7.225 $  9.785 $ 11.631
 Accumulation Unit Value, End of Period                   $  8.527 $  7.225 $  9.785 $ 11.631 $ 13.039
 Number of Units Outstanding, End of Period                 21,873   25,421   27,500   43,504   45,005
------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $ 10.000 $  7.686 $  6.522 $  8.536 $  9.506
 Accumulation Unit Value, End of Period                   $  7.686 $  6.522 $  8.536 $  9.506 $ 11.055
 Number of Units Outstanding, End of Period                  2,496    8,580    8,698   20,499   16,709
------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $ 10.000 $  7.215 $  5.396 $  6.741 $  7.460
 Accumulation Unit Value, End of Period                   $  7.215 $  5.396 $  6.741 $  7.460 $  7.976
 Number of Units Outstanding, End of Period                166,058  228,112  234,616  231,633  144,962
------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period                  N/A      N/A $ 10.000 $ 12.758 $ 14.471
 Accumulation Unit Value, End of Period                        N/A      N/A $ 12.758 $ 14.471 $ 15.987
 Number of Units Outstanding, End of Period                    N/A      N/A        0    2,324    2,904
------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $ 10.000 $ 10.886 $ 10.823 $ 10.687 $ 10.569
 Accumulation Unit Value, End of Period                   $ 10.886 $ 10.823 $ 10.687 $ 10.569 $ 10.648
 Number of Units Outstanding, End of Period                 25,833   53,866   34,330    7,367    7,684
------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $ 10.000 $  7.838 $  5.351 $  6.963 $  7.546
 Accumulation Unit Value, End of Period                   $  7.838 $  5.351 $  6.963 $  7.546 $  8.156
 Number of Units Outstanding, End of Period                 32,732   65,036   58,243   45,643   38,943
------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $ 10.000 $ 10.774 $  8.934 $ 11.628 $ 13.187
 Accumulation Unit Value, End of Period                   $ 10.774 $  8.934 $ 11.628 $ 13.187 $ 13.721
 Number of Units Outstanding, End of Period                 37,325   45,790   37,401   41,170  101,157
------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $ 10.000 $  5.104 $  3.399 $  4.532 $  4.832
 Accumulation Unit Value, End of Period                   $  5.104 $  3.399 $  4.532 $  4.832 $  5.121
 Number of Units Outstanding, End of Period                 20,137   27,603   26,862   45,210   34,927
------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $ 10.000 $  8.940 $  6.833 $  8.413 $  8.891
 Accumulation Unit Value, End of Period                   $  8.940 $  6.833 $  8.413 $  8.891 $  9.174
 Number of Units Outstanding, End of Period                 51,591   65,389   55,723   56,533   48,566
------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $ 10.000 $ 14.673 $ 11.782 $ 17.323 $ 21.482
 Accumulation Unit Value, End of Period                   $ 14.673 $ 11.782 $ 17.323 $ 21.482 $ 22.591
 Number of Units Outstanding, End of Period                 28,740   49,332   48,767   51,298   44,040
------------------------------------------------------------------------------------------------------


                               54     PROSPECTUS

                                                            For the Year Ending December 31,
Sub-Accounts                                            2001     2002     2003     2004     2005
--------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $  8.832 $  6.588 $  8.079 $  9.652
 Accumulation Unit Value, End of Period               $  8.832 $  6.588 $  8.079 $  9.652 $ 10.297
 Number of Units Outstanding, End of Period             34,138   42,749   34,959   18,127   15,138
--------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $  8.705 $  5.936 $  7.766 $  9.050
 Accumulation Unit Value, End of Period               $  8.705 $  5.936 $  7.766 $  9.050 $  9.972
 Number of Units Outstanding, End of Period             36,838   60,476   52,444   34,611   37,553
--------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $  8.988 $  6.488 $  7.962 $  8.217
 Accumulation Unit Value, End of Period               $  8.988 $  6.488 $  7.962 $  8.217 $  8.533
 Number of Units Outstanding, End of Period            138,792  272,235  270,139  221,519  179,115
--------------------------------------------------------------------------------------------------


                               55     PROSPECTUS

Putnam Allstate Advisor Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Inception* (With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option) (Age 66-75)

                          Mortality & Expense = 1.75

--------------------------------------------------------------------------------


                                                          For the Year Ending
                                                            December 31,
    Sub-Accounts                                            2006      2007
    -------------------------------------------------------------------------
    Putnam VT American Government Income Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $  6.844  $  6.941
     Accumulation Unit Value, End of Period               $  6.941  $  7.390
     Number of Units Outstanding, End of Period             39,772    36,468
    -------------------------------------------------------------------------
    Putnam VT Capital Appreciation Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $  8.637  $  9.531
     Accumulation Unit Value, End of Period               $  9.531  $  8.713
     Number of Units Outstanding, End of Period             23,929    20,250
    -------------------------------------------------------------------------
    Putnam VT Capital Opportunities Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $ 16.190  $ 18.328
     Accumulation Unit Value, End of Period               $ 18.328  $ 16.286
     Number of Units Outstanding, End of Period              4,056     4,042
    -------------------------------------------------------------------------
    Putnam VT Discovery Growth Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $  4.973  $  5.427
     Accumulation Unit Value, End of Period               $  5.427  $  5.882
     Number of Units Outstanding, End of Period             30,838    27,135
    -------------------------------------------------------------------------
    Putnam VT Diversified Income Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $ 13.170  $ 13.754
     Accumulation Unit Value, End of Period               $ 13.754  $ 14.071
     Number of Units Outstanding, End of Period             46,926    46,347
    -------------------------------------------------------------------------
    Putnam VT Equity Income Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $ 13.676  $ 15.969
     Accumulation Unit Value, End of Period               $ 15.969  $ 16.189
     Number of Units Outstanding, End of Period              7,724     8,623
    -------------------------------------------------------------------------
    Putnam VT The George Putnam Fund of Boston - Class IB
     Accumulation Unit Value, Beginning of Period         $ 11.112  $ 12.220
     Accumulation Unit Value, End of Period               $ 12.220  $ 12.120
     Number of Units Outstanding, End of Period            191,024   180,179
    -------------------------------------------------------------------------
    Putnam VT Global Asset Allocation Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $ 10.463  $ 11.602
     Accumulation Unit Value, End of Period               $ 11.602  $ 11.733
     Number of Units Outstanding, End of Period             13,060    13,706
    -------------------------------------------------------------------------
    Putnam VT Global Equity Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $  8.654  $ 10.478
     Accumulation Unit Value, End of Period               $ 10.478  $ 11.222
     Number of Units Outstanding, End of Period             26,140    30,733
    -------------------------------------------------------------------------
    Putnam VT Growth and Income Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $ 10.094  $ 11.496
     Accumulation Unit Value, End of Period               $ 11.496  $ 10.612
     Number of Units Outstanding, End of Period            393,729   368,281
    -------------------------------------------------------------------------
    Putnam VT Growth Opportunities Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $  4.246  $  4.529
     Accumulation Unit Value, End of Period               $  4.529  $  4.690
     Number of Units Outstanding, End of Period             53,581    47,647
    -------------------------------------------------------------------------


                               56     PROSPECTUS

                                                            For the Year Ending
                                                              December 31,
  Sub-Accounts                                                2006      2007
  -----------------------------------------------------------------------------
  Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 12.203  $ 12.325
   Accumulation Unit Value, End of Period                   $ 12.325  $ 12.035
   Number of Units Outstanding, End of Period                 15,824     9,690
  -----------------------------------------------------------------------------
  Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 12.177  $ 13.224
   Accumulation Unit Value, End of Period                   $ 13.224  $ 13.354
   Number of Units Outstanding, End of Period                 18,070    19,016
  -----------------------------------------------------------------------------
  Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 12.216  $ 12.546
   Accumulation Unit Value, End of Period                   $ 12.546  $ 12.969
   Number of Units Outstanding, End of Period                 60,599    51,922
  -----------------------------------------------------------------------------
  Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 12.901  $ 16.189
   Accumulation Unit Value, End of Period                   $ 16.189  $ 17.235
   Number of Units Outstanding, End of Period                 85,917    82,896
  -----------------------------------------------------------------------------
  Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 13.039  $ 16.299
   Accumulation Unit Value, End of Period                   $ 16.299  $ 17.135
   Number of Units Outstanding, End of Period                 51,204    46,588
  -----------------------------------------------------------------------------
  Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 11.055  $ 13.701
   Accumulation Unit Value, End of Period                   $ 13.701  $ 15.238
   Number of Units Outstanding, End of Period                 28,482    27,344
  -----------------------------------------------------------------------------
  Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $  7.976  $  8.928
   Accumulation Unit Value, End of Period                   $  8.928  $  8.318
   Number of Units Outstanding, End of Period                155,290   148,814
  -----------------------------------------------------------------------------
  Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 15.987  $ 18.074
   Accumulation Unit Value, End of Period                   $ 18.074  $ 18.056
   Number of Units Outstanding, End of Period                  4,236     2,844
  -----------------------------------------------------------------------------
  Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 10.648  $ 10.921
   Accumulation Unit Value, End of Period                   $ 10.921  $ 11.243
   Number of Units Outstanding, End of Period                  4,114    15,383
  -----------------------------------------------------------------------------
  Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $  8.156  $  8.699
   Accumulation Unit Value, End of Period                   $  8.699  $  9.037
   Number of Units Outstanding, End of Period                 33,260    28,515
  -----------------------------------------------------------------------------
  Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 13.721  $ 15.640
   Accumulation Unit Value, End of Period                   $ 15.640  $ 14.614
   Number of Units Outstanding, End of Period                 95,202    91,267
  -----------------------------------------------------------------------------
  Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $  5.121  $  5.656
   Accumulation Unit Value, End of Period                   $  5.656  $  6.262
   Number of Units Outstanding, End of Period                 33,757    30,266
  -----------------------------------------------------------------------------
  Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $  9.174  $ 10.033
   Accumulation Unit Value, End of Period                   $ 10.033  $  9.912
   Number of Units Outstanding, End of Period                 35,805    33,171
  -----------------------------------------------------------------------------
  Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 22.591  $ 26.036
   Accumulation Unit Value, End of Period                   $ 26.036  $ 22.324
   Number of Units Outstanding, End of Period                 37,780    33,686
  -----------------------------------------------------------------------------


                               57     PROSPECTUS

                                                          For the Year Ending
                                                            December 31,
    Sub-Accounts                                            2006      2007
    -------------------------------------------------------------------------
    Putnam VT Utilities Growth and Income Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $ 10.297  $ 12.852
     Accumulation Unit Value, End of Period               $ 12.852  $ 15.145
     Number of Units Outstanding, End of Period             19,680    15,794
    -------------------------------------------------------------------------
    Putnam VT Vista Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $  9.972  $ 10.332
     Accumulation Unit Value, End of Period               $ 10.332  $ 10.537
     Number of Units Outstanding, End of Period             38,290    24,291
    -------------------------------------------------------------------------
    Putnam VT Voyager Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $  8.533  $  8.840
     Accumulation Unit Value, End of Period               $  8.840  $  9.164
     Number of Units Outstanding, End of Period            132,668   112,238
    -------------------------------------------------------------------------



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.


                               58     PROSPECTUS

Putnam Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Basic Contract)


                           Mortality & Expense = 1.6


--------------------------------------------------------------------------------


                                                               For the Year Ending December 31,
Sub-Accounts                                      2000       2001       2002       2003       2004       2005
----------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income -
Class IB
 Accumulation Unit Value, Beginning of Period  $   10.000 $   10.893 $   11.420 $   12.234 $   12.225 $   12.350
 Accumulation Unit Value, End of Period        $   10.893 $   11.420 $   12.234 $   12.225 $   12.350 $   12.317
 Number of Units Outstanding, End of Period       142,098    567,317  1,131,656    952,963    774,385    719,095
----------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation - Class IB
 Accumulation Unit Value, Beginning of Period  $   10.000 $    9.124 $    7.728 $    5.905 $    7.251 $    8.184
 Accumulation Unit Value, End of Period        $    9.124 $    7.728 $    5.905 $    7.251 $    8.184 $    8.688
 Number of Units Outstanding, End of Period        15,427     99,589    183,708    229,756    255,121    271,791
----------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period         N/A        N/A        N/A $   10.000 $   12.902 $   14.996
 Accumulation Unit Value, End of Period               N/A        N/A        N/A $   12.902 $   14.996 $   16.256
 Number of Units Outstanding, End of Period           N/A        N/A        N/A     26,725     42,153     57,402
----------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth - Class IB
 Accumulation Unit Value, Beginning of Period  $   10.000 $    7.306 $    4.976 $    3.448 $    4.478 $    4.740
 Accumulation Unit Value, End of Period        $    7.306 $    4.976 $    3.448 $    4.478 $    4.740 $    5.003
 Number of Units Outstanding, End of Period        38,463    208,794    471,941    474,031    449,437    389,744
----------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income - Class IB
 Accumulation Unit Value, Beginning of Period  $   10.000 $    9.768 $    9.949 $   10.367 $   12.247 $   13.160
 Accumulation Unit Value, End of Period        $    9.768 $    9.949 $   10.367 $   12.247 $   13.160 $   13.345
 Number of Units Outstanding, End of Period       408,472    568,856    610,754    647,678    632,727    608,111
----------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income - Class IB
 Accumulation Unit Value, Beginning of Period         N/A        N/A        N/A $   10.000 $   12.020 $   13.226
 Accumulation Unit Value, End of Period               N/A        N/A        N/A $   12.020 $   13.226 $   13.732
 Number of Units Outstanding, End of Period           N/A        N/A        N/A     99,922    188,811    235,961
----------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston -
Class IB
 Accumulation Unit Value, Beginning of Period  $   10.000 $   11.505 $   11.371 $   10.210 $   11.759 $   12.521
 Accumulation Unit Value, End of Period        $   11.505 $   11.371 $   10.210 $   11.759 $   12.521 $   12.814
 Number of Units Outstanding, End of Period       258,198    649,917    878,102    982,668    971,868    940,077
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB
 Accumulation Unit Value, Beginning of Period  $   10.000 $    9.696 $    8.728 $    7.513 $    9.011 $    9.675
 Accumulation Unit Value, End of Period        $    9.696 $    8.728 $    7.513 $    9.011 $    9.675 $   10.184
 Number of Units Outstanding, End of Period       122,143    194,527    222,862    233,628    289,693    297,771
----------------------------------------------------------------------------------------------------------------
 Putnam VT Global Equity - Class IB
 Accumulation Unit Value, Beginning of Period  $   10.000 $    7.097 $    4.904 $    3.745 $    4.762 $    5.327
 Accumulation Unit Value, End of Period        $    7.097 $    4.904 $    3.745 $    4.762 $    5.327 $    5.703
 Number of Units Outstanding, End of Period     1,185,338  1,401,185  1,201,753  1,082,922    995,953    921,133
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB
 Accumulation Unit Value, Beginning of Period  $   10.000 $   11.806 $   10.874 $    8.668 $   10.865 $   11.879
 Accumulation Unit Value, End of Period        $   11.806 $   10.874 $    8.668 $   10.865 $   11.879 $   12.301
 Number of Units Outstanding, End of Period     2,249,328  3,498,120  3,775,787  3,699,874  3,521,914  3,120,338
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period  $   10.000 $    7.504 $    5.013 $    3.478 $    4.212 $    4.217
 Accumulation Unit Value, End of Period        $    7.504 $    5.013 $    3.478 $    4.212 $    4.217 $    4.320
 Number of Units Outstanding, End of Period       905,846  1,117,118  1,118,175  1,033,180    895,790    712,519
----------------------------------------------------------------------------------------------------------------


                               59     PROSPECTUS

                                                                  For the Year Ending December 31,
Sub-Accounts                                         2000       2001       2002       2003       2004       2005
-------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB
 Accumulation Unit Value, Beginning of Period     $   10.000 $   12.025 $    9.494 $    7.442 $    8.669 $    9.138
 Accumulation Unit Value, End of Period           $   12.025 $    9.494 $    7.442 $    8.669 $    9.138 $   10.179
 Number of Units Outstanding, End of Period          792,412    923,593    839,675    729,634    665,910    578,778
-------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB
 Accumulation Unit Value, Beginning of Period     $   10.000 $    8.944 $    9.121 $    8.910 $   11.095 $   12.068
 Accumulation Unit Value, End of Period           $    8.944 $    9.121 $    8.910 $   11.095 $   12.068 $   12.243
 Number of Units Outstanding, End of Period          264,864    574,693    663,558    937,805    664,379    559,980
-------------------------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB
 Accumulation Unit Value, Beginning of Period     $   10.000 $   10.531 $   11.118 $   11.803 $   12.128 $   12.463
 Accumulation Unit Value, End of Period           $   10.531 $   11.118 $   11.803 $   12.128 $   12.463 $   12.554
 Number of Units Outstanding, End of Period          367,229    895,677  1,356,981  1,268,394  1,165,180  1,097,272
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB
 Accumulation Unit Value, Beginning of Period     $   10.000 $    8.786 $    6.863 $    5.560 $    7.031 $    8.040
 Accumulation Unit Value, End of Period           $    8.786 $    6.863 $    5.560 $    7.031 $    8.040 $    8.876
 Number of Units Outstanding, End of Period        1,348,523  1,822,954  2,026,738  1,837,231  1,752,696  1,728,002
-------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income -
Class IB
 Accumulation Unit Value, Beginning of Period     $   10.000 $   10.441 $    8.135 $    6.903 $    9.363 $   11.146
 Accumulation Unit Value, End of Period           $   10.441 $    8.135 $    6.903 $    9.363 $   11.146 $   12.515
 Number of Units Outstanding, End of Period          147,662    271,827    333,378    353,223    482,951    444,657
-------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities - Class
IB
 Accumulation Unit Value, Beginning of Period     $   10.000 $    5.654 $    3.968 $    3.372 $    4.420 $    4.930
 Accumulation Unit Value, End of Period           $    5.654 $    3.968 $    3.372 $    4.420 $    4.930 $    5.742
 Number of Units Outstanding, End of Period          771,330    807,273    733,368    682,118    659,561    682,529
-------------------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB
 Accumulation Unit Value, Beginning of Period     $   10.000 $    8.593 $    6.360 $    4.764 $    5.960 $    6.606
 Accumulation Unit Value, End of Period           $    8.593 $    6.360 $    4.764 $    5.960 $    6.606 $    7.073
 Number of Units Outstanding, End of Period        2,007,034  2,468,141  2,348,872  2,195,031  1,964,220  1,777,812
-------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value - Class IB
 Accumulation Unit Value, Beginning of Period            N/A        N/A        N/A $   10.000 $   12.771 $   14.507
 Accumulation Unit Value, End of Period                  N/A        N/A        N/A $   12.771 $   14.507 $   16.052
 Number of Units Outstanding, End of Period              N/A        N/A        N/A     23,847     61,904    107,279
-------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB
 Accumulation Unit Value, Beginning of Period     $   10.000 $   10.363 $   10.580 $   10.535 $   10.419 $   10.319
 Accumulation Unit Value, End of Period           $   10.363 $   10.580 $   10.535 $   10.419 $   10.319 $   10.412
 Number of Units Outstanding, End of Period          677,833  1,276,207  1,380,044    603,289    354,012    315,266
-------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period     $   10.000 $    6.803 $    4.676 $    3.197 $    4.166 $    4.522
 Accumulation Unit Value, End of Period           $    6.803 $    4.676 $    3.197 $    4.166 $    4.522 $    4.895
 Number of Units Outstanding, End of Period        3,065,757  4,113,616  3,660,821  3,434,406  3,059,669  2,728,547
-------------------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB
 Accumulation Unit Value, Beginning of Period     $   10.000 $   13.368 $   13.590 $   11.286 $   14.712 $   16.710
 Accumulation Unit Value, End of Period           $   13.368 $   13.590 $   11.286 $   14.712 $   16.710 $   17.412
 Number of Units Outstanding, End of Period          137,732    486,848    555,533    697,978    722,396    770,358
-------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth - Class IB
 Accumulation Unit Value, Beginning of Period     $   10.000 $    4.098 $    2.189 $    1.460 $    1.950 $    2.082
 Accumulation Unit Value, End of Period           $    4.098 $    2.189 $    1.460 $    1.950 $    2.082 $    2.210
 Number of Units Outstanding, End of Period        1,454,821  1,750,234  1,682,272  1,612,736  1,731,937  1,451,003
-------------------------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB
 Accumulation Unit Value, Beginning of Period     $   10.000 $   10.323 $    8.244 $    6.310 $    7.782 $    8.237
 Accumulation Unit Value, End of Period           $   10.323 $    8.244 $    6.310 $    7.782 $    8.237 $    8.511
 Number of Units Outstanding, End of Period          678,431  1,124,934  1,216,893  1,194,269  1,117,325    952,149
-------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB
 Accumulation Unit Value, Beginning of Period     $   10.000 $   11.995 $   13.942 $   11.212 $   16.511 $   20.506
 Accumulation Unit Value, End of Period           $   11.995 $   13.942 $   11.212 $   16.511 $   20.506 $   21.598
 Number of Units Outstanding, End of Period          250,516    787,960    687,034    731,306    686,360    568,301
-------------------------------------------------------------------------------------------------------------------


                               60     PROSPECTUS

                                                                 For the Year Ending December 31,
Sub-Accounts                                        2000       2001       2002       2003       2004       2005
------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB
 Accumulation Unit Value, Beginning of Period    $   10.000 $   11.900 $    9.095 $    6.794 $    8.345 $    9.985
 Accumulation Unit Value, End of Period          $   11.900 $    9.095 $    6.794 $    8.345 $    9.985 $   10.668
 Number of Units Outstanding, End of Period         383,145    580,901    514,765    488,811    451,239    444,251
------------------------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB
 Accumulation Unit Value, Beginning of Period    $   10.000 $    8.498 $    5.560 $    3.796 $    4.975 $    5.806
 Accumulation Unit Value, End of Period          $    8.498 $    5.560 $    3.796 $    4.975 $    5.806 $    6.408
 Number of Units Outstanding, End of Period       1,483,252  1,929,970  1,588,580  1,726,281  1,668,702  1,492,902
------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB
 Accumulation Unit Value, Beginning of Period    $   10.000 $    8.020 $    6.123 $    4.426 $    5.440 $    5.623
 Accumulation Unit Value, End of Period          $    8.020 $    6.123 $    4.426 $    5.440 $    5.623 $    5.848
 Number of Units Outstanding, End of Period       4,514,031  5,778,357  5,858,475  5,993,492  5,581,389  4,911,051
------------------------------------------------------------------------------------------------------------------


                               61     PROSPECTUS

Putnam Allstate Advisor Plus Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Basic Contract)

                           Mortality & Expense = 1.6

--------------------------------------------------------------------------------


                                                         For the Year Ending
                                                            December 31,
  Sub-Accounts                                             2006       2007
  ---------------------------------------------------------------------------
  Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period         $   12.317 $   12.511
   Accumulation Unit Value, End of Period               $   12.511 $   13.339
   Number of Units Outstanding, End of Period              647,923    616,925
  ---------------------------------------------------------------------------
  Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period         $    8.688 $    9.603
   Accumulation Unit Value, End of Period               $    9.603 $    8.792
   Number of Units Outstanding, End of Period              224,938    213,970
  ---------------------------------------------------------------------------
  Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period         $   16.256 $   18.430
   Accumulation Unit Value, End of Period               $   18.430 $   16.402
   Number of Units Outstanding, End of Period               71,725     57,029
  ---------------------------------------------------------------------------
  Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period         $    5.003 $    5.468
   Accumulation Unit Value, End of Period               $    5.468 $    5.935
   Number of Units Outstanding, End of Period              333,296    289,796
  ---------------------------------------------------------------------------
  Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period         $   13.345 $   13.958
   Accumulation Unit Value, End of Period               $   13.958 $   14.301
   Number of Units Outstanding, End of Period              576,338    540,799
  ---------------------------------------------------------------------------
  Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period         $   13.732 $   16.059
   Accumulation Unit Value, End of Period               $   16.059 $   16.304
   Number of Units Outstanding, End of Period              279,925    278,688
  ---------------------------------------------------------------------------
  Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period         $   12.814 $   14.112
   Accumulation Unit Value, End of Period               $   14.112 $   14.018
   Number of Units Outstanding, End of Period              895,342    833,330
  ---------------------------------------------------------------------------
  Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period         $   10.184 $   11.310
   Accumulation Unit Value, End of Period               $   11.310 $   11.455
   Number of Units Outstanding, End of Period              303,822    297,662
  ---------------------------------------------------------------------------
  Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period         $    5.703 $    6.915
   Accumulation Unit Value, End of Period               $    6.915 $    7.417
   Number of Units Outstanding, End of Period              833,304    758,215
  ---------------------------------------------------------------------------
  Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period         $   12.301 $   14.031
   Accumulation Unit Value, End of Period               $   14.031 $   12.971
   Number of Units Outstanding, End of Period            2,632,559  2,267,997
  ---------------------------------------------------------------------------
  Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period         $    4.320 $    4.614
   Accumulation Unit Value, End of Period               $    4.614 $    4.786
   Number of Units Outstanding, End of Period              559,611    453,463
  ---------------------------------------------------------------------------
  Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period         $   10.179 $   10.296
   Accumulation Unit Value, End of Period               $   10.296 $   10.070
   Number of Units Outstanding, End of Period              485,326    401,746
  ---------------------------------------------------------------------------


                               62     PROSPECTUS

                                                           For the Year Ending
                                                              December 31,
Sub-Accounts                                                 2006       2007
-------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $   12.243 $   13.316
 Accumulation Unit Value, End of Period                   $   13.316 $   13.468
 Number of Units Outstanding, End of Period                  530,796    447,040
-------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $   12.554 $   12.912
 Accumulation Unit Value, End of Period                   $   12.912 $   13.368
 Number of Units Outstanding, End of Period                1,028,972    968,777
-------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    8.876 $   11.156
 Accumulation Unit Value, End of Period                   $   11.156 $   11.895
 Number of Units Outstanding, End of Period                1,660,738  1,519,357
-------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $   12.515 $   15.669
 Accumulation Unit Value, End of Period                   $   15.669 $   16.497
 Number of Units Outstanding, End of Period                  520,225    498,685
-------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    5.742 $    7.127
 Accumulation Unit Value, End of Period                   $    7.127 $    7.938
 Number of Units Outstanding, End of Period                  697,583    690,347
-------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    7.073 $    7.930
 Accumulation Unit Value, End of Period                   $    7.930 $    7.400
 Number of Units Outstanding, End of Period                1,737,238  1,582,632
-------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $   16.052 $   18.176
 Accumulation Unit Value, End of Period                   $   18.176 $   18.185
 Number of Units Outstanding, End of Period                  157,909    137,853
-------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $   10.412 $   10.696
 Accumulation Unit Value, End of Period                   $   10.696 $   11.027
 Number of Units Outstanding, End of Period                  293,663    368,697
-------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    4.895 $    5.229
 Accumulation Unit Value, End of Period                   $    5.229 $    5.441
 Number of Units Outstanding, End of Period                2,373,574  2,020,200
-------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $   17.412 $   19.878
 Accumulation Unit Value, End of Period                   $   19.878 $   18.602
 Number of Units Outstanding, End of Period                  725,512    624,870
-------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    2.210 $    2.445
 Accumulation Unit Value, End of Period                   $    2.445 $    2.711
 Number of Units Outstanding, End of Period                1,266,923    990,866
-------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $    8.511 $    9.323
 Accumulation Unit Value, End of Period                   $    9.323 $    9.224
 Number of Units Outstanding, End of Period                  824,800    734,083
-------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $   21.598 $   24.929
 Accumulation Unit Value, End of Period                   $   24.929 $   21.408
 Number of Units Outstanding, End of Period                  520,014    416,834
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period             $   10.668 $   13.336
 Accumulation Unit Value, End of Period                   $   13.336 $   15.739
 Number of Units Outstanding, End of Period                  415,055    339,447
-------------------------------------------------------------------------------


                               63     PROSPECTUS

                                                      For the Year Ending
                                                         December 31,
      Sub-Accounts                                      2006       2007
      --------------------------------------------------------------------
      Putnam VT Vista Fund - Class IB
       Accumulation Unit Value, Beginning of Period  $    6.408 $    6.649
       Accumulation Unit Value, End of Period        $    6.649 $    6.791
       Number of Units Outstanding, End of Period     1,308,937  1,115,131
      --------------------------------------------------------------------
      Putnam VT Voyager Fund - Class IB
       Accumulation Unit Value, Beginning of Period  $    5.848 $    6.067
       Accumulation Unit Value, End of Period        $    6.067 $    6.299
       Number of Units Outstanding, End of Period     4,003,304  3,419,553
      --------------------------------------------------------------------



* The Putnam Allstate Advisor Plus Contracts were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.


                               64     PROSPECTUS

Putnam Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option) (Ages 66-75)


                           Mortality & Expense = 2.1


--------------------------------------------------------------------------------


                                                         For the Year Ending December 31,
Sub-Accounts                                           2001    2002    2003    2004    2005
---------------------------------------------------------------------------------------------
Putnam VT American Government Income - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $11.361 $12.108 $12.038 $12.099
 Accumulation Unit Value, End of Period               $11.361 $12.108 $12.038 $12.099 $12.006
 Number of Units Outstanding, End of Period             1,000   7,267   4,383   1,991   3,057
---------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $ 7.695 $ 5.850 $ 7.147 $ 8.026
 Accumulation Unit Value, End of Period               $ 7.695 $ 5.850 $ 7.147 $ 8.026 $ 8.476
 Number of Units Outstanding, End of Period            29,837   6,984   5,430   4,055   3,640
---------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period             N/A     N/A $10.000 $12.858 $14.869
 Accumulation Unit Value, End of Period                   N/A     N/A $12.858 $14.869 $16.037
 Number of Units Outstanding, End of Period               N/A     N/A       0       0      74
---------------------------------------------------------------------------------------------
Putnam VT Discovery Growth - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $ 4.954 $ 3.415 $ 4.414 $ 4.649
 Accumulation Unit Value, End of Period               $ 4.954 $ 3.415 $ 4.414 $ 4.649 $ 4.881
 Number of Units Outstanding, End of Period             2,847   6,238   6,484   4,114   4,160
---------------------------------------------------------------------------------------------
Putnam VT Diversified Income - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $ 9.897 $10.261 $12.060 $12.893
 Accumulation Unit Value, End of Period               $ 9.897 $10.261 $12.060 $12.893 $13.008
 Number of Units Outstanding, End of Period             2,190   5,785   5,649   5,248   5,079
---------------------------------------------------------------------------------------------
Putnam VT Equity Income - Class IB
 Accumulation Unit Value, Beginning of Period             N/A     N/A $10.000 $11.980 $13.114
 Accumulation Unit Value, End of Period                   N/A     N/A $11.980 $13.114 $13.547
 Number of Units Outstanding, End of Period               N/A     N/A       0     948     945
---------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $11.312 $10.106 $11.579 $12.267
 Accumulation Unit Value, End of Period               $11.312 $10.106 $11.579 $12.267 $12.490
 Number of Units Outstanding, End of Period            25,504  12,385   5,120   6,112   5,281
---------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $ 8.839 $ 7.435 $ 8.873 $ 9.478
 Accumulation Unit Value, End of Period               $ 8.839 $ 7.435 $ 8.873 $ 9.478 $ 9.927
 Number of Units Outstanding, End of Period                 0       0     144   2,803   2,795
---------------------------------------------------------------------------------------------
Putnam VT Global Equity - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $ 4.879 $ 3.707 $ 4.690 $ 5.219
 Accumulation Unit Value, End of Period               $ 4.879 $ 3.707 $ 4.690 $ 5.219 $ 5.559
 Number of Units Outstanding, End of Period            26,829  29,903  30,543  27,624  26,230
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $10.817 $ 8.579 $10.699 $11.638
 Accumulation Unit Value, End of Period               $10.817 $ 8.579 $10.699 $11.638 $11.990
 Number of Units Outstanding, End of Period            33,928  23,859  24,421  19,375  13,630
---------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $ 4.987 $ 3.442 $ 4.147 $ 4.131
 Accumulation Unit Value, End of Period               $ 4.987 $ 3.442 $ 4.147 $ 4.131 $ 4.211
 Number of Units Outstanding, End of Period            11,236  16,141  11,244   6,141  17,343
---------------------------------------------------------------------------------------------


                               65     PROSPECTUS

                                                        For the Year Ending December 31,
Sub-Accounts                                          2001    2002    2003    2004    2005
--------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 9.445 $ 7.365 $ 8.537 $ 8.953
 Accumulation Unit Value, End of Period              $ 9.445 $ 7.365 $ 8.537 $ 8.953 $ 9.922
 Number of Units Outstanding, End of Period            5,376   2,459   2,869   2,861   3,387
--------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 9.074 $ 8.819 $10.925 $11.823
 Accumulation Unit Value, End of Period              $ 9.074 $ 8.819 $10.925 $11.823 $11.934
 Number of Units Outstanding, End of Period            8,335   5,699   5,169   4,087   4,617
--------------------------------------------------------------------------------------------
Putnam VT Income - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $11.060 $11.682 $11.943 $12.210
 Accumulation Unit Value, End of Period              $11.060 $11.682 $11.943 $12.210 $12.237
 Number of Units Outstanding, End of Period            1,497   5,618   7,561   7,272   7,253
--------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 6.827 $ 5.503 $ 6.924 $ 7.876
 Accumulation Unit Value, End of Period              $ 6.827 $ 5.503 $ 6.924 $ 7.876 $ 8.652
 Number of Units Outstanding, End of Period              935   2,063   2,060   2,057   3,394
--------------------------------------------------------------------------------------------
Putnam VT International Growth and Income - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 8.093 $ 6.832 $ 9.220 $10.920
 Accumulation Unit Value, End of Period              $ 8.093 $ 6.832 $ 9.220 $10.920 $12.199
 Number of Units Outstanding, End of Period           19,643  13,070   9,349   6,715   3,244
--------------------------------------------------------------------------------------------
Putnam VT International New Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 3.947 $ 3.337 $ 4.352 $ 4.829
 Accumulation Unit Value, End of Period              $ 3.947 $ 3.337 $ 4.352 $ 4.829 $ 5.597
 Number of Units Outstanding, End of Period            2,124   2,209   2,241  14,158  14,340
--------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 6.327 $ 4.715 $ 5.869 $ 6.472
 Accumulation Unit Value, End of Period              $ 6.327 $ 4.715 $ 5.869 $ 6.472 $ 6.895
 Number of Units Outstanding, End of Period           14,715  17,515  18,263  19,996  21,683
--------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value - Class IB
 Accumulation Unit Value, Beginning of Period            N/A     N/A $10.000 $12.727 $14.385
 Accumulation Unit Value, End of Period                  N/A     N/A $12.727 $14.385 $15.836
 Number of Units Outstanding, End of Period              N/A     N/A       0     895   1,220
--------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $10.525 $10.427 $10.259 $10.110
 Accumulation Unit Value, End of Period              $10.525 $10.427 $10.259 $10.110 $10.149
 Number of Units Outstanding, End of Period           22,255  21,547  33,118  20,017   2,441
--------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 4.652 $ 3.164 $ 4.103 $ 4.430
 Accumulation Unit Value, End of Period              $ 4.652 $ 3.164 $ 4.103 $ 4.430 $ 4.772
 Number of Units Outstanding, End of Period           32,398  21,354  18,721  29,185  27,124
--------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $13.519 $11.170 $14.487 $16.371
 Accumulation Unit Value, End of Period              $13.519 $11.170 $14.487 $16.371 $16.973
 Number of Units Outstanding, End of Period           38,407  27,193  20,072  15,505  13,178
--------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 2.178 $ 1.445 $ 1.920 $ 2.040
 Accumulation Unit Value, End of Period              $ 2.178 $ 1.445 $ 1.920 $ 2.040 $ 2.154
 Number of Units Outstanding, End of Period            5,178   1,021   1,041   1,872   1,056
--------------------------------------------------------------------------------------------
Putnam VT Research - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 8.201 $ 6.246 $ 7.663 $ 8.069
 Accumulation Unit Value, End of Period              $ 8.201 $ 6.246 $ 7.663 $ 8.069 $ 8.296
 Number of Units Outstanding, End of Period           20,720  17,979  18,167  17,505  17,879
--------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $13.870 $11.097 $16.258 $20.090
 Accumulation Unit Value, End of Period              $13.870 $11.097 $16.258 $20.090 $21.052
 Number of Units Outstanding, End of Period           25,198  14,705   9,043   8,529   4,686
--------------------------------------------------------------------------------------------


                               66     PROSPECTUS

                                                    For the Year Ending December 31,
Sub-Accounts                                      2001    2002    2003    2004    2005
----------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB
 Accumulation Unit Value, Beginning of Period    $10.000 $ 9.048 $ 6.724 $ 8.217 $ 9.782
 Accumulation Unit Value, End of Period          $ 9.048 $ 6.724 $ 8.217 $ 9.782 $10.399
 Number of Units Outstanding, End of Period        1,764   2,586   2,952   1,480   5,705
----------------------------------------------------------------------------------------
Putnam VT Vista - Class IB
 Accumulation Unit Value, Beginning of Period    $10.000 $ 5.531 $ 3.757 $ 4.899 $ 5.688
 Accumulation Unit Value, End of Period          $ 5.531 $ 3.757 $ 4.899 $ 5.688 $ 6.246
 Number of Units Outstanding, End of Period       30,162  27,098  21,307  11,128   5,787
----------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB
 Accumulation Unit Value, Beginning of Period    $10.000 $ 6.091 $ 4.381 $ 5.357 $ 5.509
 Accumulation Unit Value, End of Period          $ 6.091 $ 4.381 $ 5.357 $ 5.509 $ 5.700
 Number of Units Outstanding, End of Period       33,735  29,530  28,706  25,383  24,966
----------------------------------------------------------------------------------------


                               67     PROSPECTUS

Putnam Allstate Advisor Plus Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option) (Age 66-75)

                           Mortality & Expense = 2.1

--------------------------------------------------------------------------------


                                                           For the Year Ending
                                                            December 31,
     Sub-Accounts                                           2006      2007
     -------------------------------------------------------------------------
     Putnam VT American Government Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $12.006   $12.133
      Accumulation Unit Value, End of Period               $12.133   $12.870
      Number of Units Outstanding, End of Period             1,001     1,780
     -------------------------------------------------------------------------
     Putnam VT Capital Appreciation Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 8.476   $ 9.322
      Accumulation Unit Value, End of Period               $ 9.322   $ 8.491
      Number of Units Outstanding, End of Period             3,468     3,416
     -------------------------------------------------------------------------
     Putnam VT Capital Opportunities Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $16.037   $18.090
      Accumulation Unit Value, End of Period               $18.090   $16.017
      Number of Units Outstanding, End of Period                 0         0
     -------------------------------------------------------------------------
     Putnam VT Discovery Growth Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 4.881   $ 5.308
      Accumulation Unit Value, End of Period               $ 5.308   $ 5.732
      Number of Units Outstanding, End of Period             4,098     2,666
     -------------------------------------------------------------------------
     Putnam VT Diversified Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $13.008   $13.537
      Accumulation Unit Value, End of Period               $13.537   $13.799
      Number of Units Outstanding, End of Period             4,963     4,936
     -------------------------------------------------------------------------
     Putnam VT Equity Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $13.547   $15.762
      Accumulation Unit Value, End of Period               $15.762   $15.921
      Number of Units Outstanding, End of Period               942     1,444
     -------------------------------------------------------------------------
     Putnam VT The George Putnam Fund of Boston - Class IB
      Accumulation Unit Value, Beginning of Period         $12.490   $13.686
      Accumulation Unit Value, End of Period               $13.686   $13.525
      Number of Units Outstanding, End of Period             4,882     4,147
     -------------------------------------------------------------------------
     Putnam VT Global Asset Allocation Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 9.927   $10.969
      Accumulation Unit Value, End of Period               $10.969   $11.053
      Number of Units Outstanding, End of Period             2,787     2,779
     -------------------------------------------------------------------------
     Putnam VT Global Equity Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 5.559   $ 6.706
      Accumulation Unit Value, End of Period               $ 6.706   $ 7.157
      Number of Units Outstanding, End of Period            26,195    26,161
     -------------------------------------------------------------------------
     Putnam VT Growth and Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $11.990   $13.607
      Accumulation Unit Value, End of Period               $13.607   $12.515
      Number of Units Outstanding, End of Period            13,271    11,836
     -------------------------------------------------------------------------
     Putnam VT Growth Opportunities Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 4.211   $ 4.475
      Accumulation Unit Value, End of Period               $ 4.475   $ 4.617
      Number of Units Outstanding, End of Period             5,463     4,521
     -------------------------------------------------------------------------


                               68     PROSPECTUS

                                                             For the Year Ending
                                                              December 31,
   Sub-Accounts                                               2006      2007
   -----------------------------------------------------------------------------
   Putnam VT Health Sciences Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $ 9.992   $ 9.985
    Accumulation Unit Value, End of Period                   $ 9.985   $ 9.716
    Number of Units Outstanding, End of Period                 2,547     2,540
   -----------------------------------------------------------------------------
   Putnam VT High Yield Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $11.934   $12.914
    Accumulation Unit Value, End of Period                   $12.914   $12.994
    Number of Units Outstanding, End of Period                 3,452     3,822
   -----------------------------------------------------------------------------
   Putnam VT Income Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $12.237   $12.522
    Accumulation Unit Value, End of Period                   $12.522   $12.898
    Number of Units Outstanding, End of Period                 7,235     9,502
   -----------------------------------------------------------------------------
   Putnam VT International Equity Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $ 8.652   $10.819
    Accumulation Unit Value, End of Period                   $10.819   $11.477
    Number of Units Outstanding, End of Period                 1,510     5,055
   -----------------------------------------------------------------------------
   Putnam VT International Growth and Income Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $12.199   $15.196
    Accumulation Unit Value, End of Period                   $15.196   $15.917
    Number of Units Outstanding, End of Period                 3,090     4,768
   -----------------------------------------------------------------------------
   Putnam VT International New Opportunities Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $ 5.597   $ 6.911
    Accumulation Unit Value, End of Period                   $ 6.911   $ 7.659
    Number of Units Outstanding, End of Period                13,902    15,633
   -----------------------------------------------------------------------------
   Putnam VT Investors Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $ 6.895   $ 7.691
    Accumulation Unit Value, End of Period                   $ 7.691   $ 7.139
    Number of Units Outstanding, End of Period                20,020    15,502
   -----------------------------------------------------------------------------
   Putnam VT Mid Cap Value Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $15.836   $17.840
    Accumulation Unit Value, End of Period                   $17.840   $17.758
    Number of Units Outstanding, End of Period                 1,212     1,207
   -----------------------------------------------------------------------------
   Putnam VT Money Market Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $10.149   $10.373
    Accumulation Unit Value, End of Period                   $10.373   $10.640
    Number of Units Outstanding, End of Period                 2,442         0
   -----------------------------------------------------------------------------
   Putnam VT New Opportunities Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $ 4.772   $ 5.072
    Accumulation Unit Value, End of Period                   $ 5.072   $ 5.249
    Number of Units Outstanding, End of Period                24,988    24,963
   -----------------------------------------------------------------------------
   Putnam VT New Value Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $16.973   $19.278
    Accumulation Unit Value, End of Period                   $19.278   $17.949
    Number of Units Outstanding, End of Period                11,282    10,932
   -----------------------------------------------------------------------------
   Putnam VT OTC & Emerging Growth Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $ 2.154   $ 2.371
    Accumulation Unit Value, End of Period                   $ 2.371   $ 2.615
    Number of Units Outstanding, End of Period                 1,061     1,019
   -----------------------------------------------------------------------------
   Putnam VT Research Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $ 8.296   $ 9.042
    Accumulation Unit Value, End of Period                   $ 9.042   $ 8.900
    Number of Units Outstanding, End of Period                17,113    17,362
   -----------------------------------------------------------------------------
   Putnam VT Small Cap Value Fund - Class IB
    Accumulation Unit Value, Beginning of Period             $21.052   $24.176
    Accumulation Unit Value, End of Period                   $24.176   $20.655
    Number of Units Outstanding, End of Period                 4,315     4,329
   -----------------------------------------------------------------------------


                               69     PROSPECTUS

                                                           For the Year Ending
                                                            December 31,
     Sub-Accounts                                           2006      2007
     -------------------------------------------------------------------------
     Putnam VT Utilities Growth and Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $10.399   $12.933
      Accumulation Unit Value, End of Period               $12.933   $15.186
      Number of Units Outstanding, End of Period             9,587    10,241
     -------------------------------------------------------------------------
     Putnam VT Vista Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 6.246   $ 6.448
      Accumulation Unit Value, End of Period               $ 6.448   $ 6.552
      Number of Units Outstanding, End of Period             3,634     2,858
     -------------------------------------------------------------------------
     Putnam VT Voyager Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 5.700   $ 5.884
      Accumulation Unit Value, End of Period               $ 5.884   $ 6.078
      Number of Units Outstanding, End of Period            23,085    22,288
     -------------------------------------------------------------------------



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10%.


                               70     PROSPECTUS

Putnam Allstate Advisor Preferred Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Basic Contract)


                          Mortality & Expense = 1.65


--------------------------------------------------------------------------------


                                                                  For the Year Ending December 31,
Sub-Accounts                                            2000      2001       2002      2003     2004     2005
---------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $   10.751 $   11.266 $ 12.062 $ 12.048 $ 12.164
 Accumulation Unit Value, End of Period               $ 10.751 $   11.266 $   12.062 $ 12.048 $ 12.164 $ 12.126
 Number of Units Outstanding, End of Period              9,946  1,593,598  2,523,864  110,651   77,019   36,145
---------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $    9.122 $    7.723 $  5.898 $  7.239 $  8.167
 Accumulation Unit Value, End of Period               $  9.122 $    7.723 $    5.898 $  7.239 $  8.167 $  8.665
 Number of Units Outstanding, End of Period                  0     26,897     68,181   22,644   22,292   20,215
---------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period              N/A        N/A        N/A $ 10.000 $ 12.898 $ 14.983
 Accumulation Unit Value, End of Period                    N/A        N/A        N/A $ 12.898 $ 14.983 $ 16.234
 Number of Units Outstanding, End of Period                N/A        N/A        N/A      410      840    7,138
---------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $    7.305 $    4.972 $  3.444 $  4.471 $  4.730
 Accumulation Unit Value, End of Period               $  7.305 $    4.972 $    3.444 $  4.471 $  4.730 $  4.989
 Number of Units Outstanding, End of Period             12,811     36,498    111,026   72,616   52,620   32,602
---------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $    9.922 $   10.100 $ 10.520 $ 12.421 $ 13.340
 Accumulation Unit Value, End of Period               $  9.922 $   10.100 $   10.520 $ 12.421 $ 13.340 $ 13.521
 Number of Units Outstanding, End of Period             18,129     74,847    109,144  108,587   97,271   77,708
---------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income - Class IB
 Accumulation Unit Value, Beginning of Period              N/A        N/A        N/A $ 10.000 $ 12.016 $ 13.215
 Accumulation Unit Value, End of Period                    N/A        N/A        N/A $ 12.016 $ 13.215 $ 13.713
 Number of Units Outstanding, End of Period                N/A        N/A        N/A   14,077   20,641   29,268
---------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $   10.884 $   10.752 $  9.650 $ 11.108 $ 11.822
 Accumulation Unit Value, End of Period               $ 10.884 $   10.752 $    9.650 $ 11.108 $ 11.822 $ 12.092
 Number of Units Outstanding, End of Period             18,917    280,246    302,504  230,382  224,523  219,701
---------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $    9.709 $    8.735 $  7.515 $  9.009 $  9.668
 Accumulation Unit Value, End of Period               $  9.709 $    8.735 $    7.515 $  9.009 $  9.668 $ 10.172
 Number of Units Outstanding, End of Period              4,292     34,542     41,697   18,449   19,576   30,086
---------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $    7.469 $    5.158 $  3.937 $  5.004 $  5.595
 Accumulation Unit Value, End of Period               $  7.469 $    5.158 $    3.937 $  5.004 $  5.595 $  5.986
 Number of Units Outstanding, End of Period             34,014    134,233    123,987  106,781  106,315   93,126
---------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $   10.845 $    9.983 $  7.954 $  9.965 $ 10.890
 Accumulation Unit Value, End of Period               $ 10.845 $    9.983 $    7.954 $  9.965 $ 10.890 $ 11.271
 Number of Units Outstanding, End of Period            151,615    472,297    714,666  621,051  507,582  417,486
---------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $    7.365 $    4.918 $  3.410 $  4.128 $  4.130
 Accumulation Unit Value, End of Period               $  7.365 $    4.918 $    3.410 $  4.128 $  4.130 $  4.229
 Number of Units Outstanding, End of Period             44,791     85,724    131,338  144,221   82,783   52,636
---------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB
 Accumulation Unit Value, Beginning of Period         $ 10.000 $   12.219 $    9.643 $  7.554 $  8.796 $  9.267
 Accumulation Unit Value, End of Period               $ 12.219 $    9.643 $    7.554 $  8.796 $  9.267 $ 10.318
 Number of Units Outstanding, End of Period             22,245     84,095     92,807   70,819   59,204   53,437
---------------------------------------------------------------------------------------------------------------


                               71     PROSPECTUS

                                                               For the Year Ending December 31,
Sub-Accounts                                           2000     2001     2002     2003     2004     2005
----------------------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB
 Accumulation Unit Value, Beginning of Period        $ 10.000 $  9.154 $  9.331 $  9.111 $ 11.339 $ 12.327
 Accumulation Unit Value, End of Period              $  9.154 $  9.331 $  9.111 $ 11.339 $ 12.327 $ 12.500
 Number of Units Outstanding, End of Period            12,348  159,522  193,769   75,897   81,232   56,162
----------------------------------------------------------------------------------------------------------
Putnam VT Income - Class IB
 Accumulation Unit Value, Beginning of Period        $ 10.000 $ 10.615 $ 11.201 $ 11.885 $ 12.206 $ 12.536
 Accumulation Unit Value, End of Period              $ 10.615 $ 11.201 $ 11.885 $ 12.206 $ 12.536 $ 12.621
 Number of Units Outstanding, End of Period            19,748  113,696  236,548  154,983  143,613   96,727
----------------------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB
 Accumulation Unit Value, Beginning of Period        $ 10.000 $  9.163 $  7.154 $  5.792 $  7.322 $  8.368
 Accumulation Unit Value, End of Period              $  9.163 $  7.154 $  5.792 $  7.322 $  8.368 $  9.234
 Number of Units Outstanding, End of Period            80,312  354,251  386,523  202,442  177,097  170,985
----------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income - Class IB
 Accumulation Unit Value, Beginning of Period        $ 10.000 $  9.987 $  7.778 $  6.596 $  8.943 $ 10.641
 Accumulation Unit Value, End of Period              $  9.987 $  7.778 $  6.596 $  8.943 $ 10.641 $ 11.941
 Number of Units Outstanding, End of Period             6,119   24,248   40,488   34,275   63,619   54,829
----------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period        $ 10.000 $  6.630 $  4.650 $  3.950 $  5.175 $  5.769
 Accumulation Unit Value, End of Period              $  6.630 $  4.650 $  3.950 $  5.175 $  5.769 $  6.716
 Number of Units Outstanding, End of Period            24,185   36,690   46,180   39,709   33,076   32,010
----------------------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB
 Accumulation Unit Value, Beginning of Period        $ 10.000 $  8.355 $  6.181 $  4.627 $  5.786 $  6.410
 Accumulation Unit Value, End of Period              $  8.355 $  6.181 $  4.627 $  5.786 $  6.410 $  6.860
 Number of Units Outstanding, End of Period            96,425  227,701  386,343  242,788  193,398  173,705
----------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value - Class IB
 Accumulation Unit Value, Beginning of Period             N/A      N/A      N/A $ 10.000 $ 12.767 $ 14.495
 Accumulation Unit Value, End of Period                   N/A      N/A      N/A $ 12.767 $ 14.495 $ 16.030
 Number of Units Outstanding, End of Period               N/A      N/A      N/A    2,829    9,092   15,072
----------------------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB
 Accumulation Unit Value, Beginning of Period        $ 10.000 $ 10.292 $ 10.503 $ 10.452 $ 10.332 $ 10.228
 Accumulation Unit Value, End of Period              $ 10.292 $ 10.503 $ 10.452 $ 10.332 $ 10.228 $ 10.314
 Number of Units Outstanding, End of Period            46,596  306,142  130,887  112,014   72,385   29,397
----------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period        $ 10.000 $  7.152 $  4.914 $  3.358 $  4.374 $  4.745
 Accumulation Unit Value, End of Period              $  7.152 $  4.914 $  3.358 $  4.374 $  4.745 $  5.134
 Number of Units Outstanding, End of Period           144,160  482,149  469,211  510,283  288,975  207,448
----------------------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB
 Accumulation Unit Value, Beginning of Period        $ 10.000 $ 11.986 $ 12.179 $ 10.109 $ 13.171 $ 14.952
 Accumulation Unit Value, End of Period              $ 11.986 $ 12.179 $ 10.109 $ 13.171 $ 14.952 $ 15.573
 Number of Units Outstanding, End of Period             1,963  135,268  247,974  174,988  137,853  120,366
----------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth - Class IB
 Accumulation Unit Value, Beginning of Period        $ 10.000 $  6.124 $  3.270 $  2.180 $  2.910 $  3.106
 Accumulation Unit Value, End of Period              $  6.124 $  3.270 $  2.180 $  2.910 $  3.106 $  3.295
 Number of Units Outstanding, End of Period            38,575  137,129  178,712  126,145   91,125   59,735
----------------------------------------------------------------------------------------------------------
Putnam VT Research - Class IB
 Accumulation Unit Value, Beginning of Period        $ 10.000 $  9.581 $  7.647 $  5.851 $  7.212 $  7.629
 Accumulation Unit Value, End of Period              $  9.581 $  7.647 $  5.851 $  7.212 $  7.629 $  7.879
 Number of Units Outstanding, End of Period            42,347  258,051  209,966  140,148  110,890   89,508
----------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB
 Accumulation Unit Value, Beginning of Period        $ 10.000 $ 11.544 $ 13.411 $ 10.780 $ 15.866 $ 19.695
 Accumulation Unit Value, End of Period              $ 11.544 $ 13.411 $ 10.780 $ 15.866 $ 19.695 $ 20.733
 Number of Units Outstanding, End of Period            10,702  275,088  202,475  157,449  118,419  103,477
----------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB
 Accumulation Unit Value, Beginning of Period        $ 10.000 $ 11.208 $  8.562 $  6.392 $  7.848 $  9.385
 Accumulation Unit Value, End of Period              $ 11.208 $  8.562 $  6.392 $  7.848 $  9.385 $ 10.023
 Number of Units Outstanding, End of Period            37,805   97,321   81,197       76   81,504   67,488
----------------------------------------------------------------------------------------------------------


                               72     PROSPECTUS

                                                         For the Year Ending December 31,
Sub-Accounts                                     2000     2001     2002     2003     2004     2005
----------------------------------------------------------------------------------------------------
Putnam VT Vista - Class IB
 Accumulation Unit Value, Beginning of Period  $ 10.000 $  8.460 $  5.532 $  3.776 $  4.945 $  5.769
 Accumulation Unit Value, End of Period        $  8.460 $  5.532 $  3.776 $  4.945 $  5.769 $  6.363
 Number of Units Outstanding, End of Period     121,993  199,434  252,355  353,492  310,050  283,334
----------------------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB
 Accumulation Unit Value, Beginning of Period  $ 10.000 $  8.220 $  6.272 $  4.532 $  5.567 $  5.751
 Accumulation Unit Value, End of Period        $  8.220 $  6.272 $  4.532 $  5.567 $  5.751 $  5.978
 Number of Units Outstanding, End of Period     199,778  569,455  699,737  688,542  472,797  379,493
----------------------------------------------------------------------------------------------------


                               73     PROSPECTUS

Putnam Allstate Advisor Preferred Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Basic Contract)

                          Mortality & Expense = 1.65

--------------------------------------------------------------------------------


                                                          For the Year Ending
                                                            December 31,
    Sub-Accounts                                            2006      2007
    -------------------------------------------------------------------------
    Putnam VT American Government Income Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $ 12.126  $ 12.310
     Accumulation Unit Value, End of Period               $ 12.310  $ 13.119
     Number of Units Outstanding, End of Period             33,850    23,555
    -------------------------------------------------------------------------
    Putnam VT Capital Appreciation Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $  8.665  $  9.572
     Accumulation Unit Value, End of Period               $  9.572  $  8.760
     Number of Units Outstanding, End of Period             13,666     7,900
    -------------------------------------------------------------------------
    Putnam VT Capital Opportunities Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $ 16.234  $ 18.396
     Accumulation Unit Value, End of Period               $ 18.396  $ 16.363
     Number of Units Outstanding, End of Period              4,711     1,918
    -------------------------------------------------------------------------
    Putnam VT Discovery Growth Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $  4.989  $  5.451
     Accumulation Unit Value, End of Period               $  5.541  $  5.913
     Number of Units Outstanding, End of Period             20,827    11,921
    -------------------------------------------------------------------------
    Putnam VT Diversified Income Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $ 13.521  $ 14.135
     Accumulation Unit Value, End of Period               $ 14.135  $ 14.475
     Number of Units Outstanding, End of Period             76,777    58,667
    -------------------------------------------------------------------------
    Putnam VT Equity Income Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $ 13.713  $ 16.029
     Accumulation Unit Value, End of Period               $ 16.029  $ 16.266
     Number of Units Outstanding, End of Period             32,015    34,775
    -------------------------------------------------------------------------
    Putnam VT The George Putnam Fund of Boston - Class IB
     Accumulation Unit Value, Beginning of Period         $ 12.092  $ 13.311
     Accumulation Unit Value, End of Period               $ 13.311  $ 13.215
     Number of Units Outstanding, End of Period            185,431   166,369
    -------------------------------------------------------------------------
    Putnam VT Global Asset Allocation Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $ 10.172  $ 11.291
     Accumulation Unit Value, End of Period               $ 11.291  $ 11.430
     Number of Units Outstanding, End of Period             45,972    43,149
    -------------------------------------------------------------------------
    Putnam VT Global Equity Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $  5.986  $  7.254
     Accumulation Unit Value, End of Period               $  7.254  $  7.778
     Number of Units Outstanding, End of Period             84,666    71,387
    -------------------------------------------------------------------------
    Putnam VT Growth and Income Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $ 11.271  $ 12.849
     Accumulation Unit Value, End of Period               $ 12.849  $ 11.873
     Number of Units Outstanding, End of Period            353,739   272,041
    -------------------------------------------------------------------------
    Putnam VT Growth Opportunities Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $  4.229  $  4.515
     Accumulation Unit Value, End of Period               $  4.515  $  4.680
     Number of Units Outstanding, End of Period             59,495    42,069
    -------------------------------------------------------------------------
    Putnam VT Health Sciences Fund - Class IB
     Accumulation Unit Value, Beginning of Period         $ 10.318  $ 10.431
     Accumulation Unit Value, End of Period               $ 10.431  $ 10.197
     Number of Units Outstanding, End of Period             43,984    43,173
    -------------------------------------------------------------------------


                               74     PROSPECTUS

                                                            For the Year Ending
                                                              December 31,
  Sub-Accounts                                                2006      2007
  -----------------------------------------------------------------------------
  Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 12.500  $ 13.588
   Accumulation Unit Value, End of Period                   $ 13.588  $ 13.736
   Number of Units Outstanding, End of Period                 42,628    23,034
  -----------------------------------------------------------------------------
  Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 12.621  $ 12.975
   Accumulation Unit Value, End of Period                   $ 12.975  $ 13.426
   Number of Units Outstanding, End of Period                 83,121    65,361
  -----------------------------------------------------------------------------
  Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $  9.234  $ 11.599
   Accumulation Unit Value, End of Period                   $ 11.599  $ 12.361
   Number of Units Outstanding, End of Period                143,339   105,791
  -----------------------------------------------------------------------------
  Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 11.941  $ 14.942
   Accumulation Unit Value, End of Period                   $ 14.942  $ 15.724
   Number of Units Outstanding, End of Period                 50,397    43,026
  -----------------------------------------------------------------------------
  Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $  6.176  $  8.331
   Accumulation Unit Value, End of Period                   $  8.331  $  9.276
   Number of Units Outstanding, End of Period                 26,994    26,603
  -----------------------------------------------------------------------------
  Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $  6.860  $  7.687
   Accumulation Unit Value, End of Period                   $  7.687  $  7.169
   Number of Units Outstanding, End of Period                137,779    97,861
  -----------------------------------------------------------------------------
  Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 16.030  $ 18.142
   Accumulation Unit Value, End of Period                   $ 18.142  $ 18.142
   Number of Units Outstanding, End of Period                 23,121    21,403
  -----------------------------------------------------------------------------
  Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 10.314  $ 10.590
   Accumulation Unit Value, End of Period                   $ 10.590  $ 10.913
   Number of Units Outstanding, End of Period                 31,404    58,254
  -----------------------------------------------------------------------------
  Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $  5.134  $  5.481
   Accumulation Unit Value, End of Period                   $  5.481  $  5.700
   Number of Units Outstanding, End of Period                155,676   116,843
  -----------------------------------------------------------------------------
  Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 15.573  $ 17.769
   Accumulation Unit Value, End of Period                   $ 17.769  $ 16.620
   Number of Units Outstanding, End of Period                 93,684    73,906
  -----------------------------------------------------------------------------
  Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $  3.295  $  3.643
   Accumulation Unit Value, End of Period                   $  3.643  $  4.037
   Number of Units Outstanding, End of Period                 51,277    47,014
  -----------------------------------------------------------------------------
  Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $  7.879  $  8.626
   Accumulation Unit Value, End of Period                   $  8.626  $  8.531
   Number of Units Outstanding, End of Period                 63,000    58,971
  -----------------------------------------------------------------------------
  Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 20.733  $ 23.918
   Accumulation Unit Value, End of Period                   $ 23.918  $ 20.530
   Number of Units Outstanding, End of Period                 71,156    55,275
  -----------------------------------------------------------------------------
  Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 10.023  $ 12.522
   Accumulation Unit Value, End of Period                   $ 12.522  $ 14.771
   Number of Units Outstanding, End of Period                 54,382    49,833
  -----------------------------------------------------------------------------


                               75     PROSPECTUS

                                                       For the Year Ending
                                                         December 31,
        Sub-Accounts                                     2006      2007
        ------------------------------------------------------------------
        Putnam VT Vista Fund - Class IB
         Accumulation Unit Value, Beginning of Period  $  6.363  $  6.600
         Accumulation Unit Value, End of Period        $  6.600  $  6.738
         Number of Units Outstanding, End of Period     253,959   176,473
        ------------------------------------------------------------------
        Putnam VT Voyager Fund - Class IB
         Accumulation Unit Value, Beginning of Period  $  5.978  $  6.199
         Accumulation Unit Value, End of Period        $  6.199  $  6.433
         Number of Units Outstanding, End of Period     337,223   263,549
        ------------------------------------------------------------------



* The Putnam Allstate Advisor Preferred Contracts were first offered on
  April 28, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.


                               76     PROSPECTUS

Putnam Allstate Advisor Preferred Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option) (Ages 66-75)


                          Mortality & Expense = 2.15


--------------------------------------------------------------------------------


                                                         For the Year Ending December 31,
Sub-Accounts                                           2001    2002    2003    2004    2005
---------------------------------------------------------------------------------------------
Putnam VT American Government Income - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $11.210 $11.942 $11.867 $11.921
 Accumulation Unit Value, End of Period               $11.210 $11.942 $11.867 $11.921 $11.823
 Number of Units Outstanding, End of Period             1,322   1,498     402     586     774
---------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $ 8.067 $ 5.843 $ 7.135 $ 8.008
 Accumulation Unit Value, End of Period               $ 8.067 $ 5.843 $ 7.135 $ 8.008 $ 8.454
 Number of Units Outstanding, End of Period                 0     111     170     170     169
---------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period             N/A     N/A $10.000 $12.854 $14.857
 Accumulation Unit Value, End of Period                   N/A     N/A $12.854 $14.857 $16.015
 Number of Units Outstanding, End of Period               N/A     N/A       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Discovery Growth - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $ 5.150 $ 3.412 $ 4.407 $ 4.638
 Accumulation Unit Value, End of Period               $ 5.150 $ 3.412 $ 4.407 $ 4.638 $ 4.868
 Number of Units Outstanding, End of Period                 0       0     913     880     846
---------------------------------------------------------------------------------------------
Putnam VT Diversified Income - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $10.050 $10.415 $12.234 $13.073
 Accumulation Unit Value, End of Period               $10.050 $10.415 $12.234 $13.073 $13.183
 Number of Units Outstanding, End of Period               655   1,426   1,223     121     233
---------------------------------------------------------------------------------------------
Putnam VT Equity Income - Class IB
 Accumulation Unit Value, Beginning of Period             N/A     N/A $10.000 $11.976 $13.103
 Accumulation Unit Value, End of Period                   N/A     N/A $11.976 $13.103 $13.528
 Number of Units Outstanding, End of Period               N/A     N/A       0   3,536   3,536
---------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $10.699 $ 9.554 $10.941 $11.585
 Accumulation Unit Value, End of Period               $10.699 $ 9.554 $10.941 $11.585 $11.790
 Number of Units Outstanding, End of Period               465   6,368   8,218   4,764   4,764
---------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $ 8.850 $ 7.440 $ 8.874 $ 9.474
 Accumulation Unit Value, End of Period               $ 8.850 $ 7.440 $ 8.874 $ 9.474 $ 9.918
 Number of Units Outstanding, End of Period                 0   3,025       5   8,731   8,731
---------------------------------------------------------------------------------------------
Putnam VT Global Equity - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $ 5.133 $ 3.898 $ 4.929 $ 5.483
 Accumulation Unit Value, End of Period               $ 5.133 $ 3.898 $ 4.929 $ 5.483 $ 5.836
 Number of Units Outstanding, End of Period             8,348  12,489  12,151   3,641   3,397
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $ 9.934 $ 7.875 $ 9.815 $10.672
 Accumulation Unit Value, End of Period               $ 9.934 $ 7.875 $ 9.815 $10.672 $10.989
 Number of Units Outstanding, End of Period             2,339  13,077  34,706  36,658  33,245
---------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period         $10.000 $ 5.127 $ 3.376 $ 4.065 $ 4.047
 Accumulation Unit Value, End of Period               $ 5.127 $ 3.376 $ 4.065 $ 4.047 $ 4.123
 Number of Units Outstanding, End of Period                 0       0   2,200   4,992   6,463
---------------------------------------------------------------------------------------------


                               77     PROSPECTUS

                                                        For the Year Ending December 31,
Sub-Accounts                                          2001    2002    2003    2004    2005
--------------------------------------------------------------------------------------------
Putnam VT Health Sciences - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 9.595 $ 7.479 $ 8.664 $ 9.081
 Accumulation Unit Value, End of Period              $ 9.595 $ 7.479 $ 8.664 $ 9.081 $10.060
 Number of Units Outstanding, End of Period            3,802   7,791   6,723   6,509   6,310
--------------------------------------------------------------------------------------------
Putnam VT High Yield - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 9.380 $ 9.020 $11.168 $12.080
 Accumulation Unit Value, End of Period              $ 9.380 $ 9.020 $11.168 $12.080 $12.187
 Number of Units Outstanding, End of Period                0       0   1,643   1,328   1,184
--------------------------------------------------------------------------------------------
Putnam VT Income - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $11.145 $11.766 $12.022 $12.285
 Accumulation Unit Value, End of Period              $11.145 $11.766 $12.022 $12.285 $12.306
 Number of Units Outstanding, End of Period           10,878  34,033  42,198  33,550  17,655
--------------------------------------------------------------------------------------------
Putnam VT International Equity - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 7.118 $ 5.734 $ 7.212 $ 8.200
 Accumulation Unit Value, End of Period              $ 7.118 $ 5.734 $ 7.212 $ 8.200 $ 9.003
 Number of Units Outstanding, End of Period              952  10,845  36,502  34,380  26,919
--------------------------------------------------------------------------------------------
Putnam VT International Growth and Income - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 8.256 $ 6.530 $ 8.808 $10.428
 Accumulation Unit Value, End of Period              $ 8.256 $ 6.530 $ 8.808 $10.428 $11.643
 Number of Units Outstanding, End of Period                0     198     961   2,037   2,245
--------------------------------------------------------------------------------------------
Putnam VT International New Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 4.797 $ 3.910 $ 5.097 $ 5.653
 Accumulation Unit Value, End of Period              $ 4.797 $ 3.910 $ 5.097 $ 5.653 $ 6.548
 Number of Units Outstanding, End of Period                0     237   1,289      14      13
--------------------------------------------------------------------------------------------
Putnam VT Investors - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 6.499 $ 4.581 $ 5.699 $ 6.282
 Accumulation Unit Value, End of Period              $ 6.499 $ 4.581 $ 5.699 $ 6.282 $ 6.688
 Number of Units Outstanding, End of Period                0   8,732   7,671   7,451   1,048
--------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value - Class IB
 Accumulation Unit Value, Beginning of Period            N/A     N/A $10.000 $12.723 $14.373
 Accumulation Unit Value, End of Period                  N/A     N/A $12.723 $14.373 $15.814
 Number of Units Outstanding, End of Period              N/A     N/A   1,106   2,287   2,093
--------------------------------------------------------------------------------------------
Putnam VT Money Market - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $10.446 $10.348 $10.177 $10.023
 Accumulation Unit Value, End of Period              $10.446 $10.348 $10.177 $10.023 $10.057
 Number of Units Outstanding, End of Period                0       0   1,078   1,078   1,078
--------------------------------------------------------------------------------------------
Putnam VT New Opportunities - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 7.817 $ 5.315 $ 6.887 $ 7.434
 Accumulation Unit Value, End of Period              $ 7.817 $ 5.315 $ 6.887 $ 7.434 $ 8.002
 Number of Units Outstanding, End of Period              478     586     172     171     171
--------------------------------------------------------------------------------------------
Putnam VT New Value - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $12.119 $10.008 $12.973 $14.653
 Accumulation Unit Value, End of Period              $12.119 $10.008 $12.973 $14.653 $15.183
 Number of Units Outstanding, End of Period            2,687   3,804   4,038   3,737   3,723
--------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 3.378 $ 2.158 $ 2.866 $ 3.044
 Accumulation Unit Value, End of Period              $ 3.378 $ 2.158 $ 2.866 $ 3.044 $ 3.212
 Number of Units Outstanding, End of Period                0       0       0       0       0
--------------------------------------------------------------------------------------------
Putnam VT Research - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $ 7.609 $ 5.792 $ 7.103 $ 7.476
 Accumulation Unit Value, End of Period              $ 7.609 $ 5.792 $ 7.103 $ 7.476 $ 7.682
 Number of Units Outstanding, End of Period            3,139  13,752  17,488  15,293   7,625
--------------------------------------------------------------------------------------------
Putnam VT Small Cap Value - Class IB
 Accumulation Unit Value, Beginning of Period        $10.000 $13.345 $10.672 $15.627 $19.300
 Accumulation Unit Value, End of Period              $13.345 $10.672 $15.627 $19.300 $20.215
 Number of Units Outstanding, End of Period              369   2,393   4,089   5,053   4,974
--------------------------------------------------------------------------------------------


                               78     PROSPECTUS

                                                    For the Year Ending December 31,
Sub-Accounts                                      2001    2002    2003    2004    2005
----------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income - Class IB
 Accumulation Unit Value, Beginning of Period    $10.000 $ 8.520 $ 6.328 $ 7.730 $ 9.197
 Accumulation Unit Value, End of Period          $ 8.520 $ 6.328 $ 7.730 $ 9.197 $ 9.772
 Number of Units Outstanding, End of Period        5,623   6,739   5,915   1,723   1,981
----------------------------------------------------------------------------------------
Putnam VT Vista - Class IB
 Accumulation Unit Value, Beginning of Period    $10.000 $ 5.640 $ 3.738 $ 4.871 $ 5.653
 Accumulation Unit Value, End of Period          $ 5.640 $ 3.738 $ 4.871 $ 5.653 $ 6.204
 Number of Units Outstanding, End of Period            0     336  13,413  12,809  13,268
----------------------------------------------------------------------------------------
Putnam VT Voyager - Class IB
 Accumulation Unit Value, Beginning of Period    $10.000 $ 6.241 $ 4.486 $ 5.483 $ 5.636
 Accumulation Unit Value, End of Period          $ 6.241 $ 4.486 $ 5.483 $ 5.636 $ 5.829
 Number of Units Outstanding, End of Period        6,803  12,811  54,172  44,413  44,032
----------------------------------------------------------------------------------------


                               79     PROSPECTUS

Putnam Allstate Advisor Preferred Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option) (Age 66-75)

                          Mortality & Expense = 2.15

--------------------------------------------------------------------------------


                                                           Forthe Year Ending
                                                            December 31,
     Sub-Accounts                                           2006      2007
     ------------------------------------------------------------------------
     Putnam VT American Government Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $11.823   $11.942
      Accumulation Unit Value, End of Period               $11.942   $12.661
      Number of Units Outstanding, End of Period               776       791
     ------------------------------------------------------------------------
     Putnam VT Capital Appreciation Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 8.454   $ 9.292
      Accumulation Unit Value, End of Period               $ 9.292   $ 8.459
      Number of Units Outstanding, End of Period               182       195
     ------------------------------------------------------------------------
     Putnam VT Capital Opportunities Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $16.015   $18.056
      Accumulation Unit Value, End of Period               $18.056   $15.979
      Number of Units Outstanding, End of Period                 0     2,770
     ------------------------------------------------------------------------
     Putnam VT Discovery Growth Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 4.868   $ 5.291
      Accumulation Unit Value, End of Period               $ 5.291   $ 5.710
      Number of Units Outstanding, End of Period               814       780
     ------------------------------------------------------------------------
     Putnam VT Diversified Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $13.183   $13.712
      Accumulation Unit Value, End of Period               $13.712   $13.970
      Number of Units Outstanding, End of Period               235     9,462
     ------------------------------------------------------------------------
     Putnam VT Equity Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $13.528   $15.733
      Accumulation Unit Value, End of Period               $15.733   $15.883
      Number of Units Outstanding, End of Period             1,768     3,942
     ------------------------------------------------------------------------
     Putnam VT The George Putnam Fund of Boston - Class IB
      Accumulation Unit Value, Beginning of Period         $11.790   $12.912
      Accumulation Unit Value, End of Period               $12.912   $12.754
      Number of Units Outstanding, End of Period             2,233     1,106
     ------------------------------------------------------------------------
     Putnam VT Global Asset Allocation Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 9.918   $10.953
      Accumulation Unit Value, End of Period               $10.953   $11.031
      Number of Units Outstanding, End of Period             8,731     8,731
     ------------------------------------------------------------------------
     Putnam VT Global Equity Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 5.836   $ 7.037
      Accumulation Unit Value, End of Period               $ 7.037   $ 7.506
      Number of Units Outstanding, End of Period             3,182     2,798
     ------------------------------------------------------------------------
     Putnam VT Growth and Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $10.989   $12.464
      Accumulation Unit Value, End of Period               $12.464   $11.458
      Number of Units Outstanding, End of Period            14,505     7,352
     ------------------------------------------------------------------------
     Putnam VT Growth Opportunities Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 4.123   $ 4.380
      Accumulation Unit Value, End of Period               $ 4.380   $ 4.517
      Number of Units Outstanding, End of Period             6,438     6,316
     ------------------------------------------------------------------------


                               80     PROSPECTUS

                                                            For the Year Ending
                                                               December 31,
  Sub-Accounts                                               2006       2007
  -----------------------------------------------------------------------------
  Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $10.060  $   10.119
   Accumulation Unit Value, End of Period                   $10.119  $    9.841
   Number of Units Outstanding, End of Period                 2,937       6,123
  -----------------------------------------------------------------------------
  Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $12.187  $   13.181
   Accumulation Unit Value, End of Period                   $13.181  $   13.257
   Number of Units Outstanding, End of Period                 1,046       3,595
  -----------------------------------------------------------------------------
  Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $12.306  $   12.586
   Accumulation Unit Value, End of Period                   $12.586  $   12.957
   Number of Units Outstanding, End of Period                 1,809       1,944
  -----------------------------------------------------------------------------
  Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 9.003  $   11.252
   Accumulation Unit Value, End of Period                   $11.252  $   11.930
   Number of Units Outstanding, End of Period                 6,372         439
  -----------------------------------------------------------------------------
  Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $11.643  $   14.495
   Accumulation Unit Value, End of Period                   $14.495  $   15.176
   Number of Units Outstanding, End of Period                 2,241       6,866
  -----------------------------------------------------------------------------
  Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 6.548  $    8.082
   Accumulation Unit Value, End of Period                   $ 8.082  $    8.952
   Number of Units Outstanding, End of Period                    13          13
  -----------------------------------------------------------------------------
  Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 6.688  $    7.457
   Accumulation Unit Value, End of Period                   $ 7.457  $    6.919
   Number of Units Outstanding, End of Period                 1,048       1,048
  -----------------------------------------------------------------------------
  Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $15.814  $   17.807
   Accumulation Unit Value, End of Period                   $17.807  $   17.716
   Number of Units Outstanding, End of Period                   745         641
  -----------------------------------------------------------------------------
  Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $10.057  $   10.273
   Accumulation Unit Value, End of Period                   $10.273  $   10.532
   Number of Units Outstanding, End of Period                13,427   13,427.17
  -----------------------------------------------------------------------------
  Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 8.002  $    8.501
   Accumulation Unit Value, End of Period                   $ 8.501  $    8.794
   Number of Units Outstanding, End of Period                   185         198
  -----------------------------------------------------------------------------
  Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $15.183  $   17.237
   Accumulation Unit Value, End of Period                   $17.237  $   16.040
   Number of Units Outstanding, End of Period                 1,643       1,500
  -----------------------------------------------------------------------------
  Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 3.212  $    3.533
   Accumulation Unit Value, End of Period                   $ 3.533  $    3.896
   Number of Units Outstanding, End of Period                     0           0
  -----------------------------------------------------------------------------
  Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $ 7.682  $    8.368
   Accumulation Unit Value, End of Period                   $ 8.368  $    8.233
   Number of Units Outstanding, End of Period                 7,599       1,810
  -----------------------------------------------------------------------------
  Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period             $20.215  $   23.202
   Accumulation Unit Value, End of Period                   $23.202  $   19.813
   Number of Units Outstanding, End of Period                 1,730       2,303
  -----------------------------------------------------------------------------


                               81     PROSPECTUS

                                                           For the Year Ending
                                                            December 31,
     Sub-Accounts                                           2006      2007
     -------------------------------------------------------------------------
     Putnam VT Utilities Growth and Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 9.772   $12.148
      Accumulation Unit Value, End of Period               $12.148   $14.256
      Number of Units Outstanding, End of Period             4,448     4,656
     -------------------------------------------------------------------------
     Putnam VT Vista Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 6.204   $ 6.402
      Accumulation Unit Value, End of Period               $ 6.402   $ 6.502
      Number of Units Outstanding, End of Period            13,242     2,146
     -------------------------------------------------------------------------
     Putnam VT Voyager Fund - Class IB
      Accumulation Unit Value, Beginning of Period         $ 5.828   $ 6.014
      Accumulation Unit Value, End of Period               $ 6.014   $ 6.209
      Number of Units Outstanding, End of Period            15,459     3,455
     -------------------------------------------------------------------------



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered under the Contract as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15%.


                               82     PROSPECTUS

Appendix C
Withdrawal Adjustment Example - Income Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)

                                                                               Income Benefit Amount
                                                                 --------------------------------------------------
                                                                      Purchase                           5%
                                                                   Payment Value                  Roll-Up Value**
                                                                 ------------------              ------------------
                            Beginning                 Contract    Advisor             Maximum     Advisor
             Type of         Contract  Transaction  Value After     and             Anniversary     and
 Date       Occurrence        Value       Amount     Occurrence  Preferred   Plus      Value     Preferred   Plus
-------------------------------------------------------------------------------------------------------------------
1/1/04 Contract Anniversary $   55,000            _ $     55,000 $   50,000 $52,000 $     55,000 $   52,500 $54,600
-------------------------------------------------------------------------------------------------------------------
7/1/04  Partial Withdrawal  $   60,000 $     15,000 $     45,000 $   37,500 $39,000 $     41,250 $   40,347 $41,961
-------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                          Advisor and Preferred  Plus
-----------------------------------------------------------------------------------------------------------------------
Purchase Payment Value Income Benefit
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                        (a)             $15,000        $15,000
-----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                           (b)             $60,000        $60,000
-----------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal           (c)             $50,000        $52,000
-----------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                       [(a)/(b)]*(c)        $12,500        $13,000
-----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                          $37,500        $39,000
-----------------------------------------------------------------------------------------------------------------------

Maximum Anniversary Value Income Benefit
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                        (a)             $15,000        $15,000
-----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                           (b)             $60,000        $60,000
-----------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal           (c)             $55,000        $55,000
-----------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                       [(a)/(b)]*(c)        $13,750        $13,750
-----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                          $41,250        $41,250
-----------------------------------------------------------------------------------------------------------------------

5% Roll-Up Value Income Benefit
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                        (a)             $15,000        $15,000
-----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                           (b)             $60,000        $60,000
-----------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal
(assumes half years worth of interest on $52,500 and $54,600, respectively)      (c)             $53,796        $55,948
-----------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                       [(a)/(b)]*(c)        $13,449        $13,987
-----------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                          $40,347        $41,961
-----------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.

                               83     PROSPECTUS

Appendix D
Withdrawal Adjustment Example - Death Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply) The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Protection Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                Death Benefit Amount
                                                                 --------------------------------------------------
                                                                                                      Enhanced
                                                                      Purchase                      Beneficiary
                                                                   Payment Value                  Protection Value
                                                                 ------------------              ------------------
                            Beginning                 Contract    Advisor             Maximum     Advisor
             Type of         Contract  Transaction  Value After     and             Anniversary     and
 Date       Occurrence        Value       Amount     Occurrence  Preferred   Plus      Value     Preferred   Plus
-------------------------------------------------------------------------------------------------------------------
1/1/06 Contract Anniversary $   55,000            _ $     55,000 $   50,000 $52,000 $     55,000 $   52,500 $54,600
-------------------------------------------------------------------------------------------------------------------
7/1/06  Partial Withdrawal  $   60,000 $     15,000 $     45,000 $   35,000 $37,000 $     41,250 $   40,347 $41,961
-------------------------------------------------------------------------------------------------------------------

                                                                                          Advisor and Preferred  Plus
-----------------------------------------------------------------------------------------------------------------------
Purchase Payment Value Death Benefit
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                        $15,000        $15,000
-----------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                            $50,000        $52,000
-----------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                           $35,000        $37,000
-----------------------------------------------------------------------------------------------------------------------

Maximum Anniversary Value Death Benefit
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                        (a)             $15,000        $15,000
-----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                           (b)             $60,000        $60,000
-----------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal            (c)             $55,000        $55,000
-----------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                       [(a)/(b)]*(c)        $13,750        $13,750
-----------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                           $41,250        $41,250
-----------------------------------------------------------------------------------------------------------------------

Enhanced Beneficiary Protection Value Death Benefit
-----------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                        (a)             $15,000        $15,000
-----------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                           (b)             $60,000        $60,000
-----------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal
(assumes half years worth of interest on $52,500 and $54,600, respectively)      (c)             $53,796        $55,948
-----------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                       [(a)/(b)]*(c)        $13,449        $13,987
-----------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                           $40,347        $41,961
-----------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               84     PROSPECTUS

Appendix E
Calculation of Earnings Protection Death Benefit Option*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

                                                                        Advisor,
                                                                     Advisor Plus &
                                                                        Advisor
                                                                       Preferred
                                                                     --------------
(A) Contract Value:                                                   $125,000.00
(B) Total Purchase Payments:                                          $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                             $0.00
(D) In-Force Premium:                                                 $100,000.00
(E) In-Force Earnings:                         (E) = (A) - (D)        $25,000.00
(F) Cap:                                       (F) = 100% * (D)       $100,000.00
(G) Earnings Protection Death Benefit**:  (G) = MIN [40% * (E); (F)]  $10,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                  $105,000.00
(2) Total Purchase Payments:                                         $100,000.00
(3) Prior Excess-of-Earnings Withdrawals:                            $0.00
(4) In-Force Premium:                                                $100,000.00
(5) In-Force Earnings:                         (5) = (1) - (4)       $5,000.00
(6) Withdrawal Amount:                                               $10,000.00
(7) Excess-of-Earnings Withdrawal:        (7) = (6) - (5) and cannot
                                                 be negative         $5,000.00
(8) Total Excess-of-Earnings Withdrawals:      (8) = (3) + (7)       $5,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                  $114,000.00
(B) In-Force Premium (before withdrawal):                            $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                            $ 5,000.00
(D) In-Force Premium (after withdrawal):       (D) = (B) - (C)       $95,000.00
(E) In-Force Earnings:                         (E) = (A) - (D)       $19,000.00
(F) Cap:                                       (F) = 100% * (D)      $95,000.00
(G) Earnings Protection Death Benefit**:  (G) = MIN [40% * (E); (F)] $7,600.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

                               85     PROSPECTUS

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                  $130,000.00
(2) Contract Value on Rider Date:                                    $110,000.00
(3) Prior Excess-of-Earnings Withdrawals:                            $0.00
(4) In-Force Premium:                                                $110,000.00
(5) In-Force Earnings:                         (5) = (1) - (4)       $20,000.00
(6) Withdrawal Amount:                                               $50,000.00
(7) Excess-of-Earnings Withdrawal:        (7) = (6) - (5) and cannot
                                                 be negative         $30,000.00
(8) Total Excess-of-Earnings Withdrawals:      (8) = (3) + (7)       $30,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                    $140,000.00
(B) In-Force Premium (before withdrawal and
    purchase payment):                                                 $110,000.00
(C) Total Excess-of-Earnings Withdrawals:                              $30,000.00
(D) Additional Purchase Payment:                                       $40,000.00
(E) In-Force Premium (after withdrawal and
    purchase payment):                        (E) = (B) - (C) + (D)    $120,000.00
(F) In-Force Earnings:                           (F) = (A) - (E)       $20,000.00
(G) Cap:                                         (G) = 50% * (E)       $60,000.00
(H) Earnings Protection Death Benefit**:    (H) = MIN [25% * (F); (G)] $5,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

Example 4: Spousal Continuation:

This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:                                                    $150,000.00
(B) In-Force Premium (before withdrawal and
    purchase payment):                                                 $100,000.00
(C) Total Excess-of-Earnings Withdrawals:                              $0.00
(D) Additional Purchase Payment:                                       $0.00
(E) In-Force Premium (after withdrawal and
    purchase payment):                                                 $100,000.00
(F) In-Force Earnings:                           (F) = (A) - (E)       $50,000.00
(G) Cap:                                         (G) = 100% * (E)      $100,000.00
(H) Earnings Protection Death Benefit**:    (H) = MIN [40% * (F); (G)] $20,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               86     PROSPECTUS

The calculation of the Continued Contract Value is:

  (1) Premium invested (for the purposes
      of calculating the Death Benefit):                           $100,000.00
  (2) Contract Value:                                              $150,000.00
  (3) Maximum Anniversary Value:                                   $160,000.00
  (4) Death Benefit (excluding Earnings
      Protection Death Benefit):         (4) = MAX [(1); (2); (3)] $160,000.00
  (5) Earnings Protection Death Benefit:      (H) from above       $20,000.00
  (6) Continuing Contract Value:              (6) = (4) + (5)      $180,000.00

Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.

                               87     PROSPECTUS

PA243-2


[LOGO]

               THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS


             Statement of Additional Information dated May 1, 2008


Allstate Life Insurance Company

P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:


   .   Allstate Advisor

   .   Allstate Advisor Plus

   .   Allstate Advisor Preferred

The Contracts are no longer offered for new sales.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2008 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS


Additions, Deletions or Substitutions of Investments                        2
The Contracts                                                               2
Calculation of Accumulation Unit Values                                     5
Calculation of Variable Income Payments                                     6
General Matters                                                             7
Experts                                                                     8
Financial Statements                                                        8
Appendix A                                                                A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS


We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.


We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS


The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2007 was $0. Commission income of Allstate Distributors for the fiscal year ending
December 31, 2006 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2005 was $0. The offering of the Contracts is continuous.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

   . Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

   . Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

   . Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.


To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.


We are aware that the following firms received payment more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity Contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

NAME OF FIRM:


A.G. Edwards and Sons, Inc.
Associated Investment Services, Inc.
BancWest Investment Services Inc.
Chase
Citicorp Investment Services
Comerica Securities
Compass Brokerage, Inc.
CUNA Mutual
Cuso Financial Services, Inc.
Fifth Third Bank
Financial Network
HSBC Securities USA, Inc.
Huntington Investment Company

Independent Financial Marketing Group, Inc.
Linsco Private Ledger Financial Services
M&T Securities, Inc.
National City Insurance Group, Inc.
North Fork Financial Advisors
PNC Investments, LLC
PrimeVest Financial Services, Inc.
SunTrust Securities, Inc.
Smith Barney, Inc.
UBS Financial Services, Inc.
Union Bank of California (UBOC)
US Bancorp Investments, Inc.
UVEST Financial Services Group, Inc.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.


GENERAL MATTERS


INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.


The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the

Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2007 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

                                  APPENDIX A

                           ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts. Accumulation Unit Values and number of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered. All of the Variable Sub-Accounts were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth

Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2003 the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contract on May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered December 31, 2003 and May 1, 2004 are not shown.

Separate Accumulation Unit Values are shown for Contracts containing the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option to reflect the additional 0.15% mortality and expense risk charge for each of these options applicable to Contract Owners who added these options prior to May 1, 2003, and to reflect the additional 0.20% mortality and expense risk charge for the MAV Death Benefit Option and additional 0.30% mortality and expense risk charge for the Enhanced Beneficiary Protection Option applicable to Contract Owners who added these options on or after May 1, 2003.


Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003)



                                                                   For the Year Ending December 31
                                                         ----------------------------------------------------
Sub-Accounts                                              2002     2003     2004     2005     2006     2007
------------                                             ------- -------- -------- -------- -------- --------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 10.280
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 10.280 $ 11.885
   Number of Units Outstanding, End of Period...........      --       --       --       --   19,230   40,409
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 10.472
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 10.472 $ 11.190
   Number of Units Outstanding, End of Period...........      --       --       --       --        0        0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 10.502
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 10.502 $ 11.382
   Number of Units Outstanding, End of Period...........      --       --       --       --        0    2,228
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 10.511
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 10.511 $ 11.507
   Number of Units Outstanding, End of Period...........      --       --       --       --        0        0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 10.363
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 10.363 $ 10.817
   Number of Units Outstanding, End of Period...........      --       --       --       --        0        0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $  9.756
   Accumulation Unit Value, End of Period...............      --       --       --       -- $  9.756 $ 11.760
   Number of Units Outstanding, End of Period...........      --       --       --       --      599    8,680
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 10.835
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 10.835 $ 11.231
   Number of Units Outstanding, End of Period...........      --       --       --       --    1,987    5,962
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $  9.889
   Accumulation Unit Value, End of Period...............      --       --       --       -- $  9.889 $ 11.240
   Number of Units Outstanding, End of Period...........      --       --       --       --    6,338   21,018
FTVIP Franklin Growth and Income Securities Fund - Class
  2
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.857 $ 13.450 $ 14.664 $ 14.961 $ 17.217
   Accumulation Unit Value, End of Period............... $10.857 $ 13.450 $ 14.664 $ 14.961 $ 17.217 $ 16.339
   Number of Units Outstanding, End of Period...........   6,396  218,778  226,749  205,203  187,959  150,612
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 11.252 $ 11.268 $ 13.132
   Accumulation Unit Value, End of Period...............      --       -- $ 11.252 $ 11.268 $ 13.132 $ 13.428
   Number of Units Outstanding, End of Period...........      --       --    9,715   47,322   60,918   71,182
FTVIP Franklin Large Cap Growth Securities Fund - Class
  2
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 10.529 $ 10.488 $ 11.464
   Accumulation Unit Value, End of Period...............      --       -- $ 10.529 $ 10.488 $ 11.464 $ 12.002
   Number of Units Outstanding, End of Period...........      --       --      333   38,526   51,573   55,125
FTVIP Franklin Small-Mid Cap Growth Securities Fund -
  Class 2
(1) Accumulation Unit Value, Beginning of Period........ $10.000 $ 11.541 $ 15.612 $ 17.153 $ 17.716 $ 18.979
   Accumulation Unit Value, End of Period............... $11.541 $ 15.612 $ 17.153 $ 17.716 $ 18.979 $ 20.807
   Number of Units Outstanding, End of Period...........   9,528   59,595   59,182   52,203   47,432   41,313
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 11.231 $ 12.742 $ 17.838 $ 19.124 $ 22.050
   Accumulation Unit Value, End of Period............... $11.231 $ 12.742 $ 17.838 $ 19.124 $ 22.050 $ 21.213
   Number of Units Outstanding, End of Period...........  33,922  193,787  137,664  137,902  128,630  102,685
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 10.263 $ 10.359 $ 10.620
   Accumulation Unit Value, End of Period...............      --       -- $ 10.263 $ 10.359 $ 10.620 $ 11.158
   Number of Units Outstanding, End of Period...........      --       --    3,500    9,710   15,155   18,647
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 11.030
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 11.030 $ 12.158
   Number of Units Outstanding, End of Period...........      --       --       --       --    5,290   16,090
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.330 $ 12.742 $ 14.145 $ 15.413 $ 17.984
   Accumulation Unit Value, End of Period............... $10.330 $ 12.742 $ 14.145 $ 15.413 $ 17.984 $ 18.340
   Number of Units Outstanding, End of Period...........  22,849  193,787  192,757  181,982  177,982  154,657
FTVIP Templeton Developing Markets Securities Fund -
  Class 2
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 11.239 $ 16.948 $ 20.832 $ 26.164 $ 33.032
   Accumulation Unit Value, End of Period............... $11.239 $ 16.948 $ 20.832 $ 26.164 $ 33.032 $ 41.925
   Number of Units Outstanding, End of Period...........   5,597   28,783   26,311   29,622   30,534   25,589
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.481 $ 13.658 $ 15.955 $ 17.325 $ 20.739
   Accumulation Unit Value, End of Period............... $10.481 $ 13.658 $ 15.955 $ 17.325 $ 20.739 $ 23.598
   Number of Units Outstanding, End of Period...........   4,560   64,641   63,690   89,851   93,134   90,986
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period........ $10.000 $ 10.727 $ 12.945 $ 14.638 $ 13.984 $ 15.543
   Accumulation Unit Value, End of Period............... $10.727 $ 12.945 $ 14.638 $ 13.984 $ 15.543 $ 17.004
   Number of Units Outstanding, End of Period...........   8,660   70,971   61,491   59,235   52,908   44,708
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 10.916 $ 11.507 $ 13.002
   Accumulation Unit Value, End of Period...............      --       -- $ 10.916 $ 11.507 $ 13.002 $ 13.676
   Number of Units Outstanding, End of Period...........      --       --    5,584   18,712   24,518   19,335
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 10.367 $ 10.351 $ 11.154
   Accumulation Unit Value, End of Period...............      --       -- $ 10.367 $ 10.351 $ 11.154 $ 11.673
   Number of Units Outstanding, End of Period...........      --       --      441   18,148   24,990   24,883
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 10.900 $ 11.093 $ 12.822
   Accumulation Unit Value, End of Period...............      --       -- $ 10.900 $ 11.093 $ 12.822 $ 13.071
   Number of Units Outstanding, End of Period...........      --       --    9,989   57,667   56,257   56,690
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 11.148 $ 11.496 $ 12.226
   Accumulation Unit Value, End of Period...............      --       -- $ 11.148 $ 11.496 $ 12.226 $ 14.613
   Number of Units Outstanding, End of Period...........      --       --    2,037   12,476   17,077   16,428
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 11.131 $ 11.874 $ 13.135
   Accumulation Unit Value, End of Period...............      --       -- $ 11.131 $ 11.874 $ 13.135 $ 13.020
   Number of Units Outstanding, End of Period...........      --       --   11,073   57,529   53,543   48,151
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.702 $ 13.152 $ 14.232 $ 14.543 $ 15.890
   Accumulation Unit Value, End of Period............... $10.700 $ 13.150 $ 14.230 $ 14.540 $ 15.890 $ 16.206
   Number of Units Outstanding, End of Period...........   8,581   95,690   99,028   90,250   79,103   74,473
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 10.114 $ 10.201 $ 10.551
   Accumulation Unit Value, End of Period...............      --       -- $ 10.114 $ 10.201 $ 10.551 $ 10.823
   Number of Units Outstanding, End of Period...........      --       --        0    5,682   16,401   18,981
Oppenheimer Capital Appreciation Fund/VA - Service
  Shares
   Accumulation Unit Value, Beginning of Period.........      -- $ 10.000 $ 12.310 $ 12.936 $ 13.370 $ 14.190
   Accumulation Unit Value, End of Period...............      -- $ 12.310 $ 12.936 $ 13.370 $ 14.190 $ 15.923
   Number of Units Outstanding, End of Period...........      --    4,928   28,748   56,712   57,849   53,949
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.154 $ 14.297 $ 16.751 $ 18.832 $ 21.785
   Accumulation Unit Value, End of Period............... $10.154 $ 14.297 $ 16.751 $ 18.832 $ 21.785 $ 22.775
   Number of Units Outstanding, End of Period...........   2,307   63,270   63,708   70,885   62,201   54,157
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.667 $ 13.015 $ 13.948 $ 14.023 $ 15.097
   Accumulation Unit Value, End of Period............... $10.667 $ 13.015 $ 13.948 $ 14.023 $ 15.097 $ 14.808
   Number of Units Outstanding, End of Period...........   1,353   55,246   62,908   73,695   60,935   45,466

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.183 $ 12.689 $ 13.650 $ 14.227 $ 16.092
   Accumulation Unit Value, End of Period............ $10.183 $ 12.689 $ 13.350 $ 14.227 $ 16.092 $ 16.517
   Number of Units Outstanding, End of Period........  33,999  290,811  291,723  279,256  264,079  239,886
Oppenheimer Main Street Small Cap Fund/VA - Service
  Shares
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.359 $ 14.728 $ 17.300 $ 18.708 $ 21.142
   Accumulation Unit Value, End of Period............ $10.359 $ 14.728 $ 17.300 $ 18.708 $ 21.142 $ 20.546
   Number of Units Outstanding, End of Period........  15,591  100,727  101,524  102,132   90,630   75,452
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.066 $ 12.445 $ 14.649 $ 16.169 $ 16.367
   Accumulation Unit Value, End of Period............ $10.066 $ 12.445 $ 14.649 $ 16.169 $ 16.367 $ 17.104
   Number of Units Outstanding, End of Period........   2,371   45,716   46,386   44,486   39,594   32,728
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.557 $ 12.190 $ 13.028 $ 13.159 $ 13.908
   Accumulation Unit Value, End of Period............ $10.557 $ 12.190 $ 13.028 $ 13.159 $ 13.908 $ 15.016
   Number of Units Outstanding, End of Period........  37,912  258,333  323,680  331,528  276,953  246,305
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.393 $ 12.487 $ 13.428 $ 14.158 $ 15.749
   Accumulation Unit Value, End of Period............ $10.393 $ 12.487 $ 13.428 $ 14.158 $ 15.749 $ 15.977
   Number of Units Outstanding, End of Period........      20   29,098   28,825   27,131   30,608   34,727
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.804 $ 13.564 $ 14.854 $ 15.406 $ 17.601
   Accumulation Unit Value, End of Period............ $10.804 $ 13.564 $ 14.854 $ 15.406 $ 17.601 $ 16.299
   Number of Units Outstanding, End of Period........  58,580  349,642  349,565  305,101  279,669  243,417
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $  9.729 $ 11.352 $ 11.986 $ 13.373 $ 13.549
   Accumulation Unit Value, End of Period............ $ 9.729 $ 11.352 $ 11.986 $ 13.373 $ 13.549 $ 13.273
   Number of Units Outstanding, End of Period........  10,354   71,720   69,613   63,743   55,151   48,472
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.747 $ 13.403 $ 14.603 $ 14.839 $ 16.165
   Accumulation Unit Value, End of Period............ $10.747 $ 13.403 $ 14.603 $ 14.839 $ 16.165 $ 16.376
   Number of Units Outstanding, End of Period........   3,668   55,204   69,149   58,776   47,985   44,897
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.190 $ 10.488 $ 10.795 $ 10.891 $ 11.220
   Accumulation Unit Value, End of Period............ $10.190 $ 10.488 $ 10.795 $ 10.891 $ 11.220 $ 11.636
   Number of Units Outstanding, End of Period........  51,179  327,218  316,203  328,808  318,100  282,098
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.610 $ 13.440 $ 15.392 $ 17.022 $ 21.428
   Accumulation Unit Value, End of Period............ $10.610 $ 13.440 $ 15.392 $ 17.022 $ 21.428 $ 22.885
   Number of Units Outstanding, End of Period........  38,278  154,338  148,448  146,280  141,449  123,225
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.413 $ 13.048 $ 14.486 $ 15.535 $ 17.446
   Accumulation Unit Value, End of Period............ $10.413 $ 13.048 $ 14.486 $ 15.535 $ 17.446 $ 16.305
   Number of Units Outstanding, End of Period........   4,934   43,199   39,328   41,108   37,393   39,707
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.990 $  9.896 $  9.818 $  9.922 $ 10.209
   Accumulation Unit Value, End of Period............ $ 9.990 $  9.896 $  9.818 $  9.922 $ 10.209 $ 10.542
   Number of Units Outstanding, End of Period........     738   42,710   57,779   48,887  108,562   85,948
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $ 10.384 $ 13.555 $ 14.737 $ 15.978 $ 17.097
   Accumulation Unit Value, End of Period............ $10.384 $ 13.555 $ 14.737 $ 15.978 $ 17.097 $ 17.816
   Number of Units Outstanding, End of Period........   6,937   61,351   61,896   57,306   51,570   44,211
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 11.210 $ 14.637 $ 16.652 $ 17.380 $ 19.874
   Accumulation Unit Value, End of Period............ $11.210 $ 14.637 $ 16.652 $ 17.380 $ 19.874 $ 18.629
   Number of Units Outstanding, End of Period........   4,624   43,139   48,563   61,948   56,783   54,172
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $ 10.648 $ 13.152 $ 13.943 $ 14.432 $ 15.834
   Accumulation Unit Value, End of Period............ $10.648 $ 13.152 $ 13.943 $ 14.432 $ 15.834 $ 15.692
   Number of Units Outstanding, End of Period........   5,434   56,028   58,326   55,826   48,454   40,621
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.520 $ 12.136 $ 12.943 $ 13.267 $ 14.636
   Accumulation Unit Value, End of Period............ $10.520 $ 12.136 $ 12.943 $ 13.267 $ 14.636 $ 14.561
   Number of Units Outstanding, End of Period........  20,020  250,269  237,712  232,345  213,811  177,989
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $ 11.476 $ 14.119 $ 16.921 $ 18.108 $ 22.673
   Accumulation Unit Value, End of Period............ $11.476 $ 14.119 $ 16.921 $ 18.108 $ 22.673 $ 26.802
   Number of Units Outstanding, End of Period........     317    8,787    8,888    8,155    5,151    4,862
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.378 $ 13.621 $ 15.923 $ 17.601 $ 18.294
   Accumulation Unit Value, End of Period............ $10.378 $ 13.621 $ 15.923 $ 17.601 $ 18.294 $ 18.716
   Number of Units Outstanding, End of Period........  32,009  114,773  110,506   97,896   91,588   82,060
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.114 $ 12.452 $ 12.890 $ 13.429 $ 13.955
   Accumulation Unit Value, End of Period............ $10.114 $ 12.452 $ 12.890 $ 13.429 $ 13.955 $ 14.512
   Number of Units Outstanding, End of Period........  81,280  510,758  492,964  447,056  388,246  320,719
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.....      --       -- $ 10.000 $ 11.141 $ 12.202 $ 12.618
   Accumulation Unit Value, End of Period............      --       -- $ 11.141 $ 12.202 $ 12.618 $ 14.624
   Number of Units Outstanding, End of Period........      --       --   28,502   24,316   21,265   19,314
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......      --       -- $ 10.000 $ 11.355 $ 11.652 $ 13.327
   Accumulation Unit Value, End of Period............      --       -- $ 11.355 $ 11.652 $ 13.327 $ 12.828
   Number of Units Outstanding, End of Period........      --       --   10,486   33,416   38,961   34,314
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.659 $ 13.413 $ 15.086 $ 16.315 $ 18.649
   Accumulation Unit Value, End of Period............ $10.659 $ 13.413 $ 15.086 $ 16.315 $ 18.649 $ 18.843
   Number of Units Outstanding, End of Period........  17,847  142,747  166,319  163,094  131,863  118,822
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......      -- $ 10.000 $ 10.000 $  9.910 $ 10.005 $ 10.272
   Accumulation Unit Value, End of Period............      -- $ 10.000 $  9.910 $ 10.005 $ 10.272 $ 10.575
   Number of Units Outstanding, End of Period........      --        0   30,518   32,307   25,526   14,299
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.415 $ 11.789 $ 12.407 $ 13.162 $ 13.314
   Accumulation Unit Value, End of Period............ $ 9.415 $ 11.789 $ 12.407 $ 13.162 $ 13.314 $ 15.305
   Number of Units Outstanding, End of Period........   2,119   40,700   47,227   47,273   38,613   32,001
Van Kampen UIF Emerging Markets Debt Portfolio, Class
  II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $ 11.065 $ 13.934 $ 15.118 $ 16.709 $ 18.248
   Accumulation Unit Value, End of Period............ $11.065 $ 13.934 $ 15.118 $ 16.709 $ 18.248 $ 19.134
   Number of Units Outstanding, End of Period........       0    4,060    5,029    6,350    6,759    4,613
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.....      --       -- $ 10.000 $ 10.978 $ 11.619 $ 12.892
   Accumulation Unit Value, End of Period............      --       -- $ 10.978 $ 11.619 $ 12.892 $ 13.133
   Number of Units Outstanding, End of Period........      --       --    9,199   36,099   37,391   38,438
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..      --       -- $ 10.000 $ 10.774 $ 12.288 $ 12.609
   Accumulation Unit Value, End of Period............      --       -- $ 10.774 $ 12.288 $ 12.609 $ 15.148
   Number of Units Outstanding, End of Period........      --       --   23,992   21,752   20,933   19,667
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --       -- $ 10.000 $ 10.749 $ 12.234 $ 12.518
   Accumulation Unit Value, End of Period............      --       -- $ 10.749 $ 12.234 $ 12.518 $ 15.010
   Number of Units Outstanding, End of Period........      --       --        0        0        0        0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.....      -- $ 10.000 $ 10.000 $ 11.114 $ 12.267 $ 14.691
   Accumulation Unit Value, End of Period............      -- $ 10.000 $ 11.114 $ 12.267 $ 14.691 $ 15.895
   Number of Units Outstanding, End of Period........      --        0    9,473   21,695   31,152   27,737
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.....      --       --       --       -- $ 10.000 $  9.843
   Accumulation Unit Value, End of Period............      --       --       --       -- $  9.843 $ 11.894
   Number of Units Outstanding, End of Period........      --       --       --       --    4,277    5,547
Van Kampen UIF Small Company Growth Portfolio, Class
  II
(4) Accumulation Unit Value, Beginning of Period.....      -- $ 10.000 $ 13.607 $ 15.953 $ 17.749 $ 19.565
   Accumulation Unit Value, End of Period............      -- $ 13.607 $ 15.953 $ 17.749 $ 19.565 $ 19.853
   Number of Units Outstanding, End of Period........      --      272    4,080    2,984    2,350    2,480
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..      --       -- $ 10.000 $ 11.318 $ 12.529 $ 14.905
   Accumulation Unit Value, End of Period............      --       -- $ 11.318 $ 12.529 $ 14.905 $ 15.841
   Number of Units Outstanding, End of Period........      --       --   54,172   50,464   48,100   46,291
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --       -- $ 10.000 $ 11.311 $ 12.503 $ 14.865
   Accumulation Unit Value, End of Period............      --       -- $ 11.311 $ 12.503 $ 14.865 $ 15.784
   Number of Units Outstanding, End of Period........      --       --        0    2,922    3,619    1,015

Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period... $10.000 $10.706 $14.574 $19.545 $22.492 $30.519
   Accumulation Unit Value, End of Period.......... $10.706 $14.574 $19.545 $22.492 $30.519 $24.882
   Number of Units Outstanding, End of Period......   3,487  54,677  59,117  64,224  56,368  46,256



* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series
    - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option added on or after May 1, 2003)


                                                                      For the Year Ending December 31
                                                             -------------------------------------------------
Sub-Accounts                                                 2002   2003     2004     2005     2006     2007
------------                                                 ---- -------- -------- -------- -------- --------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.............  --        --       --       -- $ 10.000 $ 10.277
   Accumulation Unit Value, End of Period...................  --        --       --       -- $ 10.277 $ 11.875
   Number of Units Outstanding, End of Period...............  --        --       --       --  155,450  299,381
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.............  --        --       --       -- $ 10.000 $ 10.469
   Accumulation Unit Value, End of Period...................  --        --       --       -- $ 10.469 $ 11.180
   Number of Units Outstanding, End of Period...............  --        --       --       --   62,415   75,428
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.............  --        --       --       -- $ 10.000 $ 10.498
   Accumulation Unit Value, End of Period...................  --        --       --       -- $ 10.498 $ 11.372
   Number of Units Outstanding, End of Period...............  --        --       --       --   15,093   14,597
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.............  --        --       --       -- $ 10.000 $ 10.507
   Accumulation Unit Value, End of Period...................  --        --       --       -- $ 10.507 $ 11.497
   Number of Units Outstanding, End of Period...............  --        --       --       --   10,675   17,681
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.............  --        --       --       -- $ 10.000 $ 10.359
   Accumulation Unit Value, End of Period...................  --        --       --       -- $ 10.359 $ 10.808
   Number of Units Outstanding, End of Period...............  --        --       --       --        0    1,991
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.............  --        --       --       -- $ 10.000 $  9.753
   Accumulation Unit Value, End of Period...................  --        --       --       -- $  9.753 $ 11.750
   Number of Units Outstanding, End of Period...............  --        --       --       --        0   19,214
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.............  --        --       --       -- $ 10.000 $ 10.831
   Accumulation Unit Value, End of Period...................  --        --       --       -- $ 10.831 $ 11.222
   Number of Units Outstanding, End of Period...............  --        --       --       --    4,632   17,111
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.............  --        --       --       -- $ 10.000 $  9.885
   Accumulation Unit Value, End of Period...................  --        --       --       -- $  9.885 $ 11.231
   Number of Units Outstanding, End of Period...............  --        --       --       --   96,654  160,352
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............  --  $ 10.730 $ 13.450 $ 14.650 $ 14.941 $ 17.185
   Accumulation Unit Value, End of Period...................  --  $ 13.450 $ 14.650 $ 14.941 $ 17.185 $ 16.300
   Number of Units Outstanding, End of Period...............  --   326,845  656,096  718,178  679,373  660,353
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............  --        -- $ 10.000 $ 11.250 $ 11.259 $ 13.114
   Accumulation Unit Value, End of Period...................  --        -- $ 11.250 $ 11.259 $ 13.114 $ 13.403
   Number of Units Outstanding, End of Period...............  --        --  141,993  549,759  790,113  994,792
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............  --        -- $ 10.000 $ 10.530 $ 10.481 $ 11.451
   Accumulation Unit Value, End of Period...................  --        -- $ 10.530 $ 10.481 $ 11.451 $ 11.982
   Number of Units Outstanding, End of Period...............  --        --   30,721  260,431  540,937  706,339
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class
  2
(1) Accumulation Unit Value, Beginning of Period............  --  $ 11.860 $ 15.610 $ 17.140 $ 17.692 $ 18.944
   Accumulation Unit Value, End of Period...................  --  $ 15.610 $ 17.140 $ 17.692 $ 18.944 $ 20.758
   Number of Units Outstanding, End of Period...............  --         0        0        0        0        0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............  --  $ 11.070 $ 14.620 $ 17.820 $ 19.098 $ 22.009
   Accumulation Unit Value, End of Period...................  --  $ 14.620 $ 17.820 $ 19.098 $ 22.009 $ 21.163
   Number of Units Outstanding, End of Period...............  --   181,724  282,418  355,474  368,636  338,279
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............  --        -- $ 10.000 $ 10.260 $ 10.350 $ 10.606
   Accumulation Unit Value, End of Period...................  --        -- $ 10.260 $ 10.350 $ 10.606 $ 11.137
   Number of Units Outstanding, End of Period...............  --        --  100,215  168,566  179,585  154,824
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............  --        --       --       -- $ 10.000 $ 11.026
   Accumulation Unit Value, End of Period...................  --        --       --       -- $ 11.026 $ 12.148
   Number of Units Outstanding, End of Period...............  --        --       --       --   68,613  120,181
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............  --  $ 10.630 $ 12.740 $ 14.130 $ 15.392 $ 17.951
   Accumulation Unit Value, End of Period...................  --  $ 12.740 $ 14.130 $ 15.392 $ 17.951 $ 18.297
   Number of Units Outstanding, End of Period...............  --   239,413  544,884  726,480  782,211  781,456
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............  --  $ 11.710 $ 16.940 $ 20.810 $ 26.129 $ 32.971
   Accumulation Unit Value, End of Period...................  --  $ 16.940 $ 20.810 $ 26.129 $ 32.971 $ 41.826
   Number of Units Outstanding, End of Period...............  --    30,297   93,983  122,769  132,770  122,493
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............  --  $ 10.410 $ 13.650 $ 15.940 $ 17.302 $ 20.700
   Accumulation Unit Value, End of Period...................  --  $ 13.650 $ 15.940 $ 17.302 $ 20.700 $ 23.542
   Number of Units Outstanding, End of Period...............  --   105,675  215,746  375,969  520,160  532,153
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............  --  $ 11.620 $ 12.940 $ 14.630 $ 13.965 $ 15.515
   Accumulation Unit Value, End of Period...................  --  $ 12.940 $ 14.630 $ 13.965 $ 15.515 $ 16.964
   Number of Units Outstanding, End of Period...............  --         0        0        0        0        0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period.............  --        -- $ 10.000 $ 10.920 $ 11.500 $ 12.988
   Accumulation Unit Value, End of Period...................  --        -- $ 10.920 $ 11.500 $ 12.988 $ 13.653
   Number of Units Outstanding, End of Period...............  --        --   13,929   40,496   60,068   67,420
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period.............  --        -- $ 10.000 $ 10.370 $ 10.345 $ 11.142
   Accumulation Unit Value, End of Period...................  --        -- $ 10.370 $ 10.345 $ 11.142 $ 11.654
   Number of Units Outstanding, End of Period...............  --        --   34,322  190,094  248,733  250,842
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period.............  --        -- $ 10.000 $ 10.900 $ 11.086 $ 12.807
   Accumulation Unit Value, End of Period...................  --        -- $ 10.900 $ 11.086 $ 12.807 $ 13.049
   Number of Units Outstanding, End of Period...............  --        --   23,413  242,034  349,193  459,744
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period.............  --        -- $ 10.000 $ 11.150 $ 11.489 $ 12.212
   Accumulation Unit Value, End of Period...................  --        -- $ 11.150 $ 11.489 $ 12.212 $ 14.589
   Number of Units Outstanding, End of Period...............  --        --    7,452   43,588  102,245  126,927
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period.............  --        -- $ 10.000 $ 11.130 $ 11.866 $ 13.120
   Accumulation Unit Value, End of Period...................  --        -- $ 11.130 $ 11.866 $ 13.120 $ 12.998
   Number of Units Outstanding, End of Period...............  --        --  112,678  572,473  545,736  486,616
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............  --  $ 11.140 $ 13.150 $ 14.220 $ 14.523 $ 15.861
   Accumulation Unit Value, End of Period...................  --  $ 13.150 $ 14.220 $ 14.523 $ 15.861 $ 16.168
   Number of Units Outstanding, End of Period...............  --   195,842  345,674  360,428  335,465  299,196
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............  --        -- $ 10.000 $ 10.110 $ 10.195 $ 10.539
   Accumulation Unit Value, End of Period...................  --        -- $ 10.110 $ 10.195 $ 10.539 $ 10.805
   Number of Units Outstanding, End of Period...............  --        --    1,545   47,013  268,172  366,136
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............  --  $ 10.000 $ 12.310 $ 12.930 $ 13.352 $ 14.164
   Accumulation Unit Value, End of Period...................  --  $ 12.310 $ 12.930 $ 13.352 $ 14.164 $ 15.885
   Number of Units Outstanding, End of Period...............  --   196,052  421,102  618,210  655,675  625,961
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............  --  $ 10.110 $ 14.290 $ 16.740 $ 18.807 $ 21.744
   Accumulation Unit Value, End of Period...................  --  $ 14.290 $ 16.740 $ 18.807 $ 21.744 $ 22.721
   Number of Units Outstanding, End of Period...............  --   109,784  267,275  361,417  304,944  311,368
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............  --  $ 11.760 $ 13.010 $ 13.940 $ 14.004 $ 15.069
   Accumulation Unit Value, End of Period...................  --  $ 13.010 $ 13.940 $ 14.004 $ 15.069 $ 14.773
   Number of Units Outstanding, End of Period...............  --    93,554  281,494  355,128  339,923  328,243

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...... --  $ 10.490 $ 12.690 $   13.640 $   14.208 $   16.062
   Accumulation Unit Value, End of Period............ --  $ 12.690 $ 13.640 $   14.208 $   16.062 $   16.478
   Number of Units Outstanding, End of Period........ --   260,303  512,164    736,676    849,127    793,281
Oppenheimer Main Street Small Cap Fund/VA - Service
  Shares
   Accumulation Unit Value, Beginning of Period...... --  $ 10.740 $ 14.720 $   17.290 $   18.683 $   21.103
   Accumulation Unit Value, End of Period............ --  $ 14.720 $ 17.290 $   18.683 $   21.103 $   20.497
   Number of Units Outstanding, End of Period........ --   121,223  245,743    319,046    331,698    319,213
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...... --  $ 10.370 $ 12.440 $   14.640 $   16.147 $   16.337
   Accumulation Unit Value, End of Period............ --  $ 12.440 $ 14.640 $   16.147 $   16.337 $   17.064
   Number of Units Outstanding, End of Period........ --    59,607  111,928    148,444    148,484    134,508
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...... --  $ 11.280 $ 12.190 $   13.020 $   13.141 $   13.883
   Accumulation Unit Value, End of Period............ --  $ 12.190 $ 13.020 $   13.141 $   13.883 $   14.981
   Number of Units Outstanding, End of Period........ --   261,879  728,194  1,040,325  1,113,243  1,053,294
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... --  $ 10.780 $ 12.480 $   13.420 $   14.139 $   15.720
   Accumulation Unit Value, End of Period............ --  $ 12.480 $ 13.420 $   14.139 $   15.720 $   15.939
   Number of Units Outstanding, End of Period........ --    54,544  124,834    184,848    221,430    231,713
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... --  $ 11.020 $ 13.560 $   14.840 $   15.385 $   17.568
   Accumulation Unit Value, End of Period............ --  $ 13.560 $ 14.840 $   15.385 $   17.568 $   16.260
   Number of Units Outstanding, End of Period........ --   291,061  508,215    594,995    569,626    488,688
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... --  $ 10.260 $ 11.350 $   11.980 $   13.355 $   13.524
   Accumulation Unit Value, End of Period............ --  $ 11.350 $ 11.980 $   13.355 $   13.524 $   13.241
   Number of Units Outstanding, End of Period........ --    63,349   99,332     89,421     83,698     72,805
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... --  $ 11.900 $ 13.400 $   14.590 $   14.819 $   16.135
   Accumulation Unit Value, End of Period............ --  $ 13.400 $ 14.590 $   14.819 $   16.135 $   16.337
   Number of Units Outstanding, End of Period........ --   159,805  289,180    348,073    348,424    312,898
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... --  $ 10.380 $ 10.480 $   10.790 $   10.877 $   11.199
   Accumulation Unit Value, End of Period............ --  $ 10.480 $ 10.790 $   10.877 $   11.199 $   11.608
   Number of Units Outstanding, End of Period........ --   365,218  709,376    906,632  1,048,782    981,893
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... --  $ 10.600 $ 13.440 $   15.380 $   16.999 $   21.388
   Accumulation Unit Value, End of Period............ --  $ 13.440 $ 15.380 $   16.999 $   21.388 $   22.831
   Number of Units Outstanding, End of Period........ --   102,076  174,138    219,229    290,940    385,894
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... --  $ 10.720 $ 13.040 $   14.470 $   15.514 $   17.413
   Accumulation Unit Value, End of Period............ --  $ 13.040 $ 14.470 $   15.514 $   17.413 $   16.266
   Number of Units Outstanding, End of Period........ --    43,273   84,458    160,116    189,439    175,287
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... --  $  9.960 $  9.890 $    9.810 $    9.908 $   10.190
   Accumulation Unit Value, End of Period............ --  $  9.890 $  9.810 $    9.908 $   10.190 $   10.517
   Number of Units Outstanding, End of Period........ --    58,698  363,661    669,891  1,623,833  1,357,162
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... --  $ 11.010 $ 13.550 $   14.720 $   15.957 $   17.065
   Accumulation Unit Value, End of Period............ --  $ 13.550 $ 14.720 $   15.957 $   17.065 $   17.774
   Number of Units Outstanding, End of Period........ --    73,282  118,402    115,453     95,382     88,057
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... --  $ 11.350 $ 14.630 $   16.640 $   17.357 $   19.837
   Accumulation Unit Value, End of Period............ --  $ 14.630 $ 16.640 $   17.357 $   19.837 $   18.585
   Number of Units Outstanding, End of Period........ --   122,815  258,629    394,088    434,742    404,197
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... --  $ 10.870 $ 13.150 $   13.930 $   14.412 $   15.804
   Accumulation Unit Value, End of Period............ --  $ 13.150 $ 13.930 $   14.412 $   15.804 $   15.655
   Number of Units Outstanding, End of Period........ --   120,162  172,426    153,738    122,290     80,959
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period...... --  $ 10.710 $ 12.130 $   12.930 $   13.249 $   14.608
   Accumulation Unit Value, End of Period............ --  $ 12.130 $ 12.930 $   13.249 $   14.608 $   14.527
   Number of Units Outstanding, End of Period........ --   287,147  483,092    605,472    575,460    538,481
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... --  $ 11.680 $ 14.110 $   16.910 $   18.084 $   22.631
   Accumulation Unit Value, End of Period............ --  $ 14.110 $ 16.910 $   18.084 $   22.631 $   26.738
   Number of Units Outstanding, End of Period........ --    20,101   53,691     46,341     38,691     33,212
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... --  $ 10.830 $ 13.620 $   15.910 $   17.577 $   18.260
   Accumulation Unit Value, End of Period............ --  $ 13.620 $ 15.910 $   17.577 $   18.260 $   18.671
   Number of Units Outstanding, End of Period........ --   124,143  174,219    179,238    164,139    128,219
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... --  $ 10.610 $ 12.450 $   12.880 $   13.410 $   13.929
   Accumulation Unit Value, End of Period............ --  $ 12.450 $ 12.880 $   13.410 $   13.929 $   14.478
   Number of Units Outstanding, End of Period........ --   499,375  784,732    849,910    730,748    581,117
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..... --        -- $ 10.000 $   11.140 $   12.191 $   12.601
   Accumulation Unit Value, End of Period............ --        -- $ 11.140 $   12.191 $   12.601 $   14.597
   Number of Units Outstanding, End of Period........ --        --  108,505    105,165     93,947     79,105
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...... --        -- $ 10.000 $   11.350 $   11.642 $   13.309
   Accumulation Unit Value, End of Period............ --        -- $ 11.350 $   11.642 $   13.309 $   12.805
   Number of Units Outstanding, End of Period........ --        --  134,587    366,483    400,016    396,635
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...... --  $ 10.810 $ 13.410 $   15.070 $   16.293 $   18.614
   Accumulation Unit Value, End of Period............ --  $ 13.410 $ 15.070 $   16.293 $   18.614 $   18.798
   Number of Units Outstanding, End of Period........ --   216,906  484,719    586,279    592,906    621,539
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...... --  $ 10.000 $ 10.000 $    9.910 $    9.995 $   10.257
   Accumulation Unit Value, End of Period............ --  $ 10.000 $  9.910 $    9.995 $   10.257 $   10.554
   Number of Units Outstanding, End of Period........ --         0  210,116    287,555    345,070    296,262
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...... --  $  9.960 $ 11.790 $   12.400 $   13.145 $   13.289
   Accumulation Unit Value, End of Period............ --  $ 11.790 $ 12.400 $   13.145 $   13.289 $   15.269
   Number of Units Outstanding, End of Period........ --    63,623  153,609    171,971    169,686    149,288
Van Kampen UIF Emerging Markets Debt Portfolio, Class
  II
(4) Accumulation Unit Value, Beginning of Period..... --  $ 12.320 $ 13.930 $   15.110 $   16.686 $   18.214
   Accumulation Unit Value, End of Period............ --  $ 13.930 $ 15.110 $   16.686 $   18.214 $   19.089
   Number of Units Outstanding, End of Period........ --    25,012             126,402    132,203    124,862
Van Kampen UIF Equity and Income Portfolio, Class II
   (4) Accumulation Unit Value, Beginning of Period.. --        -- $ 10.000 $   10.970 $   11.609 $   12.875
   Accumulation Unit Value, End of Period............ --        -- $ 10.970 $   11.609 $   12.875 $   13.108
   Number of Units Outstanding, End of Period........ --        --  153,373    590,229    479,409    473,562
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.. --        -- $ 10.000 $   10.770 $   12.278 $   12.592
   Accumulation Unit Value, End of Period............ --        -- $ 10.770 $   12.278 $   12.592 $   15.120
   Number of Units Outstanding, End of Period........ --        --  265,903    239,727    227,515    175,848
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --        -- $ 10.000 $   10.750 $   12.224 $   12.501
   Accumulation Unit Value, End of Period............ --        -- $ 10.750 $   12.224 $   12.501 $   14.982
   Number of Units Outstanding, End of Period........ --        --  193,656    167,867    114,779     53,738
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $ 10.000 $ 10.000 $   11.110 $   12.254 $   14.669
   Accumulation Unit Value, End of Period............ --  $ 10.000 $ 11.110 $   12.254 $   14.669 $   15.863
   Number of Units Outstanding, End of Period........ --         0   56,545    190,435    182,320    214,528
Van Kampen UIF Mid Cap Growth Portfolio, Class II
   (4) Accumulation Unit Value, Beginning of Period.. --        --       --         -- $   10.000 $    9.840
   Accumulation Unit Value, End of Period............ --        --       --         -- $    9.840 $   11.884
   Number of Units Outstanding, End of Period........ --        --       --         --     92,813    144,969
Van Kampen UIF Small Company Growth Portfolio, Class
  II
(4) Accumulation Unit Value, Beginning of Period..... --  $ 10.000 $ 13.600 $   15.940 $   17.725 $   19.529
   Accumulation Unit Value, End of Period............ --  $ 13.600 $ 15.940 $   17.725 $   19.529 $   19.806
   Number of Units Outstanding, End of Period........ --    38,530   54,821     55,592     49,608     45,785
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.. --        -- $ 10.000 $   11.310 $   12.518 $   14.885
   Accumulation Unit Value, End of Period............ --        -- $ 11.310 $   12.518 $   14.885 $   15.812
   Number of Units Outstanding, End of Period........ --        --  218,270    197,400    170,769    150,717
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --        -- $ 10.000 $   11.310 $   12.493 $   14.845
   Accumulation Unit Value, End of Period............ --        -- $ 11.310 $   12.493 $   14.845 $   15.755

   Number of Units Outstanding, End of Period...... --       --   74,696  108,498  153,545  165,091
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period... --  $11.410 $ 14.570 $ 19.530 $ 22.461 $ 30.463
   Accumulation Unit Value, End of Period.......... --  $14.570 $ 19.530 $ 22.461 $ 30.463 $ 24.823
   Number of Units Outstanding, End of Period...... --   53,977  204,157  282,159  273,365  276,935



* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Earnings Protection Death Benefit Option (age 0-70))


                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.273
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.273 $11.864
   Number of Units Outstanding, End of Period................      --      --      --      --     658   1,847
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.465
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.465 $11.171
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.495
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.495 $11.362
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.504
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.504 $11.487
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.356
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.356 $10.799
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.749
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.749 $11.740
   Number of Units Outstanding, End of Period................      --      --      --      --       0     347
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.828
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.828 $11.212
   Number of Units Outstanding, End of Period................      --      --      --      --     480     682
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.882
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.882 $11.221
   Number of Units Outstanding, End of Period................      --      --      --      --       0     830
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.855 $13.434 $14.631 $14.912 $17.144
   Accumulation Unit Value, End of Period.................... $10.855 $13.434 $14.631 $14.912 $17.144 $16.253
   Number of Units Outstanding, End of Period................   9,631  52,956  79,842  79,853  74,247  71,733
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.244 $11.249 $13.097
   Accumulation Unit Value, End of Period....................      --      -- $11.244 $11.249 $13.097 $13.378
   Number of Units Outstanding, End of Period................      --      --     276   9,315  45,428  43,373
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.527 $10.475 $11.438
   Accumulation Unit Value, End of Period....................      --      -- $10.527 $10.475 $11.438 $11.962
   Number of Units Outstanding, End of Period................      --      --       0   6,282   8,942   3,051
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.539 $15.593 $17.114 $17.658 $18.899
   Accumulation Unit Value, End of Period.................... $11.539 $15.593 $17.114 $17.658 $18.899 $20.698
   Number of Units Outstanding, End of Period................     800   5,676   6,433   1,475     929     915
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.229 $14.608 $17.798 $19.062 $21.956
   Accumulation Unit Value, End of Period.................... $11.229 $14.608 $17.798 $19.062 $21.956 $21.102
   Number of Units Outstanding, End of Period................   1,847   5,214   7,116  10,024   9,083   8,493
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.256 $10.342 $10.592
   Accumulation Unit Value, End of Period....................      --      -- $10.256 $10.342 $10.592 $11.117
   Number of Units Outstanding, End of Period................      --      --     961     591   4,940   4,147
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $11.022
   Accumulation Unit Value, End of Period....................      --      --      --      -- $11.022 $12.138
   Number of Units Outstanding, End of Period................      --      --      --      --       0     604
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.328 $12.726 $14.113 $15.363 $17.907
   Accumulation Unit Value, End of Period.................... $10.328 $12.726 $14.113 $15.363 $17.907 $18.244
   Number of Units Outstanding, End of Period................   6,537  37,806  47,936  48,579  58,575  52,013
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.237 $16.927 $20.785 $26.079 $32.892
   Accumulation Unit Value, End of Period.................... $11.237 $16.927 $20.785 $26.079 $32.892 $41.704
   Number of Units Outstanding, End of Period................     612   1,177   1,785   5,830   5,506   3,079
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.479 $13.641 $15.920 $17.269 $20.650
   Accumulation Unit Value, End of Period.................... $10.479 $13.641 $15.920 $17.269 $20.650 $23.473
   Number of Units Outstanding, End of Period................       0  10,350  13,044  17,609  20,397  13,454
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.725 $12.929 $14.606 $13.939 $15.477
   Accumulation Unit Value, End of Period.................... $10.725 $12.929 $14.606 $13.939 $15.477 $16.914
   Number of Units Outstanding, End of Period................       0     891       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.913 $11.493 $12.973
   Accumulation Unit Value, End of Period....................      --      -- $10.913 $11.493 $12.973 $13.631
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.364 $10.338 $11.129
   Accumulation Unit Value, End of Period....................      --      -- $10.364 $10.338 $11.129 $11.634
   Number of Units Outstanding, End of Period................      --      --       0   3,223  10,586   8,093
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.897 $11.079 $12.793
   Accumulation Unit Value, End of Period....................      --      -- $10.897 $11.079 $12.793 $13.028
   Number of Units Outstanding, End of Period................      --      --       0       0   2,944   3,118
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.146 $11.482 $12.198
   Accumulation Unit Value, End of Period....................      --      -- $11.146 $11.482 $12.198 $14.565
   Number of Units Outstanding, End of Period................      --      --     440     649   1,666   2,006
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.129 $11.859 $13.105
   Accumulation Unit Value, End of Period....................      --      -- $11.129 $11.859 $13.105 $12.977
   Number of Units Outstanding, End of Period................      --      --       0   5,238   5,568   1,437
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.700 $13.136 $14.200 $14.496 $15.823
   Accumulation Unit Value, End of Period.................... $10.700 $13.136 $14.200 $14.496 $15.823 $16.121
   Number of Units Outstanding, End of Period................       0   3,899  14,986  13,349  10,601  10,141
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.111 $10.188 $10.527
   Accumulation Unit Value, End of Period....................      --      -- $10.111 $10.188 $10.527 $10.788
   Number of Units Outstanding, End of Period................      --      --       0       0   4,458   3,641
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.302 $12.914 $13.334 $14.137
   Accumulation Unit Value, End of Period....................      -- $12.302 $12.914 $13.334 $14.137 $15.847
   Number of Units Outstanding, End of Period................      --   2,450   4,234   8,494  11,566  10,877
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.151 $14.279 $16.714 $18.771 $21.692
   Accumulation Unit Value, End of Period.................... $10.151 $14.279 $16.714 $18.771 $21.692 $22.655
   Number of Units Outstanding, End of Period................       0     450   1,736   1,695  12,944  13,001
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.665 $12.999 $13.916 $13.977 $15.032
   Accumulation Unit Value, End of Period.................... $10.665 $12.999 $13.916 $13.977 $15.032 $14.730
   Number of Units Outstanding, End of Period................     321  18,046  31,291  12,449   9,300   8,880

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.180 $ 12.674 $13.620 $14.181 $16.023
   Accumulation Unit Value, End of Period................. $10.180 $12.674 $ 13.620 $14.181 $16.023 $16.430
   Number of Units Outstanding, End of Period.............  20,922  90,423  100,604  92,343  89,524  85,228
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.357 $ 14.710 $17.261 $18.647 $21.052
   Accumulation Unit Value, End of Period................. $10.357 $14.710 $ 17.261 $18.647 $21.052 $20.437
   Number of Units Outstanding, End of Period.............   1,587  10,550   12,276  12,089  11,075  11,392
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.064 $ 12.429 $14.616 $16.116 $16.297
   Accumulation Unit Value, End of Period................. $10.064 $12.429 $ 14.616 $16.116 $16.297 $17.014
   Number of Units Outstanding, End of Period.............       0   4,007    5,076   8,095   8,470   8,333
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.555 $ 12.175 $12.999 $13.116 $13.849
   Accumulation Unit Value, End of Period................. $10.555 $12.175 $ 12.999 $13.116 $13.849 $14.937
   Number of Units Outstanding, End of Period.............     217   5,896   15,187  31,479  29,965  26,020
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.391 $ 12.472 $13.398 $14.112 $15.682
   Accumulation Unit Value, End of Period................. $10.391 $12.472 $ 13.398 $14.112 $15.682 $15.893
   Number of Units Outstanding, End of Period.............       0     246    1,045   1,323   2,066   2,175
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.801 $ 13.547 $14.821 $15.356 $17.526
   Accumulation Unit Value, End of Period................. $10.801 $13.547 $ 14.821 $15.356 $17.526 $16.213
   Number of Units Outstanding, End of Period.............   2,682  26,735   29,684  29,518  26,996  23,781
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.727 $ 11.338 $11.959 $13.329 $13.491
   Accumulation Unit Value, End of Period................. $ 9.727 $11.338 $ 11.959 $13.329 $13.491 $13.203
   Number of Units Outstanding, End of Period.............       0   6,041    8,551   7,398   7,118   7,078
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.744 $ 13.387 $14.570 $14.790 $16.096
   Accumulation Unit Value, End of Period................. $10.744 $13.387 $ 14.570 $14.790 $16.096 $16.289
   Number of Units Outstanding, End of Period.............  15,030  57,594   58,743  45,661  46,662  45,313
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.188 $ 10.475 $10.771 $10.856 $11.172
   Accumulation Unit Value, End of Period................. $10.188 $10.475 $ 10.771 $10.856 $11.172 $11.574
   Number of Units Outstanding, End of Period.............     225   3,493    9,380  10,262  12,682   6,956
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.608 $ 13.424 $15.358 $16.966 $21.337
   Accumulation Unit Value, End of Period................. $10.608 $13.424 $ 15.358 $16.966 $21.337 $22.764
   Number of Units Outstanding, End of Period.............   1,419   5,542    5,954   6,079   7,161   5,855
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.411 $ 13.032 $14.454 $15.485 $17.371
   Accumulation Unit Value, End of Period................. $10.411 $13.032 $ 14.454 $15.485 $17.371 $16.219
   Number of Units Outstanding, End of Period.............     121   6,819    7,819   1,875   2,703   2,856
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.988 $  9.884 $ 9.796 $ 9.889 $10.165
   Accumulation Unit Value, End of Period................. $ 9.988 $ 9.884 $  9.796 $ 9.889 $10.165 $10.487
   Number of Units Outstanding, End of Period.............       0   3,137   10,713  10,926  12,927  72,203
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.382 $ 13.538 $14.704 $15.926 $17.024
   Accumulation Unit Value, End of Period................. $10.382 $13.538 $ 14.704 $15.926 $17.024 $17.722
   Number of Units Outstanding, End of Period.............       0   2,182    2,655   2,661   2,719   2,704
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.208 $ 14.619 $16.615 $17.324 $19.789
   Accumulation Unit Value, End of Period................. $11.208 $14.619 $ 16.615 $17.324 $19.789 $18.530
   Number of Units Outstanding, End of Period.............       0   4,751    6,016   5,162   4,231   3,636
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.646 $ 13.136 $13.912 $14.385 $15.766
   Accumulation Unit Value, End of Period................. $10.646 $13.136 $ 13.912 $14.385 $15.766 $15.609
   Number of Units Outstanding, End of Period.............       0     948      983   1,018     481     519
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.518 $ 12.121 $12.914 $13.224 $14.573
   Accumulation Unit Value, End of Period................. $10.518 $12.121 $ 12.914 $13.224 $14.573 $14.484
   Number of Units Outstanding, End of Period.............       0   7,510   12,269  12,256  12,695  10,156
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.474 $ 14.101 $16.883 $18.050 $22.577
   Accumulation Unit Value, End of Period................. $11.474 $14.101 $ 16.883 $18.050 $22.577 $26.660
   Number of Units Outstanding, End of Period.............       0   1,991    2,669   2,767   2,513   2,180
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.376 $ 13.604 $15.887 $17.543 $18.216
   Accumulation Unit Value, End of Period................. $10.376 $13.604 $ 15.887 $17.543 $18.216 $18.617
   Number of Units Outstanding, End of Period.............   1,547   8,190    8,953   3,556   3,636   2,625
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.112 $ 12.437 $12.862 $13.385 $13.896
   Accumulation Unit Value, End of Period................. $10.112 $12.437 $ 12.862 $13.385 $13.896 $14.436
   Number of Units Outstanding, End of Period.............   2,867  18,993   27,826  30,797  30,504  21,648
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $ 10.000 $11.134 $12.181 $12.584
   Accumulation Unit Value, End of Period.................      --      -- $ 11.134 $12.181 $12.584 $14.570
   Number of Units Outstanding, End of Period.............      --      --    2,449   2,459   1,940   1,885
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $ 10.000 $11.347 $11.632 $13.291
   Accumulation Unit Value, End of Period.................      --      -- $ 11.347 $11.632 $13.291 $12.781
   Number of Units Outstanding, End of Period.............      --      --    1,366  11,591  11,223   6,350
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.656 $ 13.397 $15.052 $16.262 $18.570
   Accumulation Unit Value, End of Period................. $10.656 $13.397 $ 15.052 $16.262 $18.570 $18.743
   Number of Units Outstanding, End of Period.............       0   4,067   20,985  18,358  39,956  39,303
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $ 10.000 $ 9.900 $ 9.985 $10.241
   Accumulation Unit Value, End of Period.................      -- $10.000 $  9.900 $ 9.985 $10.241 $10.532
   Number of Units Outstanding, End of Period.............      --       0   11,304   3,779   7,775   7,440
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.413 $ 11.774 $12.379 $13.120 $13.257
   Accumulation Unit Value, End of Period................. $ 9.413 $11.774 $ 12.379 $13.120 $13.257 $15.224
   Number of Units Outstanding, End of Period.............       0     577    2,972   2,539   3,866   3,325
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.063 $ 13.917 $15.084 $16.654 $18.170
   Accumulation Unit Value, End of Period................. $11.063 $13.917 $ 15.084 $16.654 $18.170 $19.033
   Number of Units Outstanding, End of Period.............       0   2,391    4,621   1,479   1,419   1,007
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $ 10.000 $10.971 $11.599 $12.858
   Accumulation Unit Value, End of Period.................      --      -- $ 10.971 $11.599 $12.858 $13.084
   Number of Units Outstanding, End of Period.............      --      --    1,413   5,564   7,903   7,623
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $ 10.000 $10.767 $12.267 $12.575
   Accumulation Unit Value, End of Period.................      --      -- $ 10.767 $12.267 $12.575 $15.092
   Number of Units Outstanding, End of Period.............      --      --    3,995   3,813   4,009   3,343
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $ 10.000 $10.742 $12.214 $12.485
   Accumulation Unit Value, End of Period.................      --      -- $ 10.742 $12.214 $12.485 $14.954
   Number of Units Outstanding, End of Period.............      --      --        0     278     293     300
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $ 10.000 $11.103 $12.242 $14.647
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 11.103 $12.242 $14.647 $15.830
   Number of Units Outstanding, End of Period.............      --       0       13  20,388  21,884  21,297
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --       --      -- $10.000 $ 9.836
   Accumulation Unit Value, End of Period.................      --      --       --      -- $ 9.836 $11.874
   Number of Units Outstanding, End of Period.............      --      --       --      --   1,610   1,234
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $ 13.598 $15.926 $17.701 $19.492
   Accumulation Unit Value, End of Period.................      -- $13.598 $ 15.926 $17.701 $19.492 $19.759
   Number of Units Outstanding, End of Period.............      --     128    1,894   1,009   1,082   1,081
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $ 10.000 $11.310 $12.507 $14.864
   Accumulation Unit Value, End of Period.................      --      -- $ 11.310 $12.507 $14.864 $15.782
   Number of Units Outstanding, End of Period.............      --      --    9,724   9,309   8,543   7,608
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $ 10.000 $11.304 $12.482 $14.825
   Accumulation Unit Value, End of Period.................      --      -- $ 11.304 $12.482 $14.825 $15.726
   Number of Units Outstanding, End of Period.............      --      --    1,364   1,486   2,119   1,957

Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period... $10.000 $10.704 $14.556 $19.501 $22.419 $30.390
   Accumulation Unit Value, End of Period.......... $10.704 $14.556 $19.501 $22.419 $30.390 $24.751
   Number of Units Outstanding, End of Period......       0   1,542   7,395   3,887   3,914   4,328



* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series
    - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003) or (With the Enhanced Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003)


                                                                   For the Year Ending December 31
                                                         ----------------------------------------------------
Sub-Accounts                                              2002     2003     2004     2005     2006     2007
------------                                             ------- -------- -------- -------- -------- --------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 10.270
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 10.270 $ 11.854
   Number of Units Outstanding, End of Period...........      --       --       --       --   20,088   33,711
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 10.462
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 10.462 $ 11.161
   Number of Units Outstanding, End of Period...........      --       --       --       --        0        0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 10.491
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 10.491 $ 11.353
   Number of Units Outstanding, End of Period...........      --       --       --       --    1,137    8,709
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 10.500
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 10.500 $ 11.477
   Number of Units Outstanding, End of Period...........      --       --       --       --        0        0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 10.352
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 10.352 $ 10.789
   Number of Units Outstanding, End of Period...........      --       --       --       --      147    6,078
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $  9.746
   Accumulation Unit Value, End of Period...............      --       --       --       -- $  9.746 $ 11.730
   Number of Units Outstanding, End of Period...........      --       --       --       --      985   11,471
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 10.824
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 10.824 $ 11.203
   Number of Units Outstanding, End of Period...........      --       --       --       --      471    1,160
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $  9.879
   Accumulation Unit Value, End of Period...............      --       --       --       -- $  9.879 $ 11.212
   Number of Units Outstanding, End of Period...........      --       --       --       --    3,144    5,910
FTVIP Franklin Growth and Income Securities Fund - Class
  2
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.853 $ 13.425 $ 14.614 $ 14.888 $ 17.107
   Accumulation Unit Value, End of Period............... $10.853 $ 13.425 $ 14.614 $ 14.888 $ 17.107 $ 16.210
   Number of Units Outstanding, End of Period...........   5,100  187,409  239,720  216,067  192,667  176,456
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 11.240 $ 11.240 $ 13.079
   Accumulation Unit Value, End of Period...............      --       -- $ 11.240 $ 11.240 $ 13.079 $ 13.354
   Number of Units Outstanding, End of Period...........      --       --   20,529  107,691  159,945  159,725
FTVIP Franklin Large Cap Growth Securities Fund - Class
  2
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 10.525 $ 10.468 $ 11.425
   Accumulation Unit Value, End of Period...............      --       -- $ 10.525 $ 10.468 $ 11.425 $ 11.943
   Number of Units Outstanding, End of Period...........      --       --    5,010   53,966   83,595   93,441
FTVIP Franklin Small-Mid Cap Growth Securities Fund -
  Class 2
(1) Accumulation Unit Value, Beginning of Period........ $10.000 $ 11.538 $ 15.583 $ 17.095 $ 17.630 $ 18.858
   Accumulation Unit Value, End of Period............... $11.538 $ 15.583 $ 17.095 $ 17.630 $ 18.858 $ 20.643
   Number of Units Outstanding, End of Period...........   3,162   24,975   23,996   21,758   20,903   18,325
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 11.228 $ 14.599 $ 17.778 $ 19.031 $ 21.909
   Accumulation Unit Value, End of Period............... $11.228 $ 14.599 $ 17.778 $ 19.031 $ 21.909 $ 21.046
   Number of Units Outstanding, End of Period...........   2,717   63,030   78,714   91,305   88,958   79,671
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 10.253 $ 10.333 $ 10.577
   Accumulation Unit Value, End of Period...............      --       -- $ 10.253 $ 10.333 $ 10.577 $ 11.096
   Number of Units Outstanding, End of Period...........      --       --    9,294   19,913   43,313   42,437
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.........      --       --       --       -- $ 10.000 $ 11.019
   Accumulation Unit Value, End of Period...............      --       --       --       -- $ 11.019 $ 12.127
   Number of Units Outstanding, End of Period...........      --       --       --       --    3,978   11,180
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.327 $ 12.718 $ 14.097 $ 15.338 $ 17.869
   Accumulation Unit Value, End of Period............... $10.327 $ 12.718 $ 14.097 $ 15.338 $ 17.869 $ 18.195
   Number of Units Outstanding, End of Period...........   3,617   88,773  154,189  187,550  218,842  200,237
FTVIP Templeton Developing Markets Securities Fund -
  Class 2
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 11.236 $ 16.917 $ 20.762 $ 26.037 $ 32.822
   Accumulation Unit Value, End of Period............... $11.236 $ 16.917 $ 20.762 $ 26.037 $ 32.822 $ 41.594
   Number of Units Outstanding, End of Period...........       0    8,576   14,136   17,133   20,859   16,112
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.477 $ 13.633 $ 15.902 $ 17.241 $ 20.606
   Accumulation Unit Value, End of Period............... $10.477 $ 13.633 $ 15.902 $ 17.241 $ 20.606 $ 23.411
   Number of Units Outstanding, End of Period...........     306   46,409   59,175   93,972  111,278  114,774
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period........ $10.000 $ 10.723 $ 12.921 $ 14.589 $ 13.916 $ 15.444
   Accumulation Unit Value, End of Period............... $10.723 $ 12.921 $ 14.589 $ 13.916 $ 15.444 $ 16.870
   Number of Units Outstanding, End of Period...........      85    7,082    8,097    7,980    7,984    6,624
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 10.912 $ 11.485 $ 12.958
   Accumulation Unit Value, End of Period...............      --       -- $ 10.912 $ 11.485 $ 12.958 $ 13.608
   Number of Units Outstanding, End of Period...........      --       --    5,559    7,084   24,535   21,855
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 10.363 $ 10.332 $ 11.116
   Accumulation Unit Value, End of Period...............      --       -- $ 10.363 $ 10.332 $ 11.116 $ 11.615
   Number of Units Outstanding, End of Period...........      --       --    5,743   42,214   73,533   72,323
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 10.896 $ 11.072 $ 12.778
   Accumulation Unit Value, End of Period...............      --       -- $ 10.896 $ 11.072 $ 12.778 $ 13.006
   Number of Units Outstanding, End of Period...........      --       --    1,993   40,840   61,897   66,965
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 11.144 $ 11.475 $ 12.184
   Accumulation Unit Value, End of Period...............      --       -- $ 11.144 $ 11.475 $ 12.184 $ 14.541
   Number of Units Outstanding, End of Period...........      --       --      268    7,646   14,218   15,436
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 11.127 $ 11.851 $ 13.090
   Accumulation Unit Value, End of Period...............      --       -- $ 11.127 $ 11.851 $ 13.090 $ 12.955
   Number of Units Outstanding, End of Period...........      --       --    1,679   48,962   60,205   59,504
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.699 $ 13.128 $ 14.184 $ 14.472 $ 15.789
   Accumulation Unit Value, End of Period............... $10.700 $ 13.130 $ 14.180 $ 14.470 $ 15.789 $ 16.078
   Number of Units Outstanding, End of Period...........   3,186   59,328   99,388  112,333  108,796   89,411
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.........      --       -- $ 10.000 $ 10.110 $ 10.182 $ 10.515
   Accumulation Unit Value, End of Period...............      --       -- $ 10.110 $ 10.182 $ 10.515 $ 10.770
   Number of Units Outstanding, End of Period...........      --       --       18    6,577   25,706   62,798
Oppenheimer Capital Appreciation Fund/VA - Service
  Shares
   Accumulation Unit Value, Beginning of Period.........      -- $ 10.000 $ 12.298 $ 12.903 $ 13.316 $ 14.111
   Accumulation Unit Value, End of Period...............      -- $ 12.298 $ 12.903 $ 13.316 $ 14.111 $ 15.810
   Number of Units Outstanding, End of Period...........      --   36,758   60,080   80,633   90,317   73,513
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.150 $ 14.270 $ 16.695 $ 18.740 $ 21.645
   Accumulation Unit Value, End of Period............... $10.150 $ 14.270 $ 16.695 $ 18.740 $ 21.645 $ 22.595
   Number of Units Outstanding, End of Period...........   1,777   62,852   79,066   73,144   71,783   73,881
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.663 $ 12.991 $ 13.901 $ 13.955 $ 15.000
   Accumulation Unit Value, End of Period............... $10.663 $ 12.991 $ 13.901 $ 13.955 $ 15.000 $ 14.691
   Number of Units Outstanding, End of Period...........   1,381   72,355  108,252  102,339  101,649   97,898

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.179 $ 12.666 $ 13.604 $ 14.157 $ 15.989
   Accumulation Unit Value, End of Period............ $10.179 $ 12.666 $ 13.604 $ 14.157 $ 15.989 $ 16.387
   Number of Units Outstanding, End of Period........   3,722  185,575  209,165  230,257  233,933  217,686
Oppenheimer Main Street Small Cap Fund/VA - Service
  Shares
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.356 $ 14.701 $ 17.242 $ 18.617 $ 21.007
   Accumulation Unit Value, End of Period............ $10.356 $ 14.701 $ 17.242 $ 18.617 $ 21.007 $ 20.384
   Number of Units Outstanding, End of Period........   1,101   47,221   57,383   65,352   62,271   62,615
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.063 $ 12.422 $ 14.600 $ 16.090 $ 16.263
   Accumulation Unit Value, End of Period............ $10.063 $ 12.422 $ 14.600 $ 16.090 $ 16.263 $ 16.969
   Number of Units Outstanding, End of Period........     135   22,922   24,359   27,814   28,198   25,868
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.553 $ 12.168 $ 12.984 $ 13.095 $ 13.820
   Accumulation Unit Value, End of Period............ $10.553 $ 12.168 $ 12.984 $ 13.095 $ 13.820 $ 14.898
   Number of Units Outstanding, End of Period........   2,623  125,885  182,539  227,958  216,730  192,858
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.390 $ 12.464 $ 13.383 $ 14.089 $ 15.649
   Accumulation Unit Value, End of Period............ $10.390 $ 12.464 $ 13.383 $ 14.089 $ 15.649 $ 15.851
   Number of Units Outstanding, End of Period........   1,112   20,184   29,830   40,883   37,663   57,354
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.800 $ 13.539 $ 14.804 $ 15.331 $ 17.489
   Accumulation Unit Value, End of Period............ $10.800 $ 13.539 $ 14.804 $ 15.331 $ 17.489 $ 16.170
   Number of Units Outstanding, End of Period........   3,907  148,791  172,124  162,143  146,437  135,505
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $  9.726 $ 11.331 $ 11.945 $ 13.308 $ 13.462
   Accumulation Unit Value, End of Period............ $ 9.726 $ 11.331 $ 11.945 $ 13.308 $ 13.462 $ 13.168
   Number of Units Outstanding, End of Period........   1,495       46   54,726   49,402   47,346   42,991
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.743 $ 13.378 $ 14.554 $ 14.766 $ 16.062
   Accumulation Unit Value, End of Period............ $10.743 $ 13.378 $ 14.554 $ 14.766 $ 16.062 $ 16.246
   Number of Units Outstanding, End of Period........      45   35,039   48,270   57,946   56,257   53,441
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.187 $ 10.469 $ 10.759 $ 10.838 $ 11.149
   Accumulation Unit Value, End of Period............ $10.187 $ 10.469 $ 10.759 $ 10.838 $ 11.149 $ 11.544
   Number of Units Outstanding, End of Period........   1,875  163,671  201,668  232,164  240,961  247,049
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.606 $ 13.416 $ 15.341 $ 16.939 $ 21.291
   Accumulation Unit Value, End of Period............ $10.606 $ 13.416 $ 15.341 $ 16.939 $ 21.291 $ 22.704
   Number of Units Outstanding, End of Period........   3,860   70,133   79,696   90,776   87,515   95,691
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.409 $ 13.024 $ 14.437 $ 15.460 $ 17.334
   Accumulation Unit Value, End of Period............ $10.409 $ 13.024 $ 14.437 $ 15.460 $ 17.334 $ 16.176
   Number of Units Outstanding, End of Period........   1,761   18,051   19,447   25,617   32,290   26,783
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.987 $  9.878 $  9.785 $  9.873 $ 10.144
   Accumulation Unit Value, End of Period............ $ 9.987 $  9.878 $  9.785 $  9.873 $ 10.144 $ 10.459
   Number of Units Outstanding, End of Period........   6,628   42,951   78,052  106,156  118,885  190,348
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $ 10.381 $ 13.530 $ 14.687 $ 15.900 $ 16.987
   Accumulation Unit Value, End of Period............ $10.381 $ 13.530 $ 14.687 $ 15.900 $ 16.987 $ 17.675
   Number of Units Outstanding, End of Period........   1,607   24,457   29,678   28,046   27,693   23,749
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 11.206 $ 14.610 $ 16.596 $ 17.296 $ 19.747
   Accumulation Unit Value, End of Period............ $11.206 $ 14.610 $ 16.596 $ 17.296 $ 19.747 $ 18.481
   Number of Units Outstanding, End of Period........   3,480   27,699   47,472   78,202   74,649   71,941
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $ 10.644 $ 13.128 $ 13.896 $ 14.361 $ 15.733
   Accumulation Unit Value, End of Period............ $10.644 $ 13.128 $ 13.896 $ 14.361 $ 15.733 $ 15.568
   Number of Units Outstanding, End of Period........     676   29,348   25,803   22,777   22,558   17,965
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.517 $ 12.113 $ 12.899 $ 13.202 $ 14.542
   Accumulation Unit Value, End of Period............ $10.517 $ 12.113 $ 12.899 $ 13.202 $ 14.542 $ 14.446
   Number of Units Outstanding, End of Period........   2,782  117,130  131,257  148,439  138,471  128,014
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $ 11.472 $ 14.093 $ 16.864 $ 18.020 $ 22.529
   Accumulation Unit Value, End of Period............ $11.472 $ 14.093 $ 16.864 $ 18.020 $ 22.529 $ 26.590
   Number of Units Outstanding, End of Period........     410    4,981    7,591    6,607    6,344    5,369
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.374 $ 13.596 $ 15.869 $ 17.515 $ 18.177
   Accumulation Unit Value, End of Period............ $10.374 $ 13.596 $ 15.869 $ 17.515 $ 18.177 $ 18.568
   Number of Units Outstanding, End of Period........   2,477   33,102   37,929   34,660   31,895   26,864
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.111 $ 12.429 $ 12.847 $ 13.363 $ 13.866
   Accumulation Unit Value, End of Period............ $10.111 $ 12.429 $ 12.847 $ 13.363 $ 13.866 $ 14.398
   Number of Units Outstanding, End of Period........   7,147  202,024  232,660  220,448  215,818  187,906
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.....      --       -- $ 10.000 $ 11.130 $ 12.171 $ 12.567
   Accumulation Unit Value, End of Period............      --       -- $ 11.130 $ 12.171 $ 12.567 $ 14.543
   Number of Units Outstanding, End of Period........      --       --   46,225   43,238   41,612   35,701
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......      --       -- $ 10.000 $ 11.343 $ 11.622 $ 13.273
   Accumulation Unit Value, End of Period............      --       -- $ 11.343 $ 11.622 $ 13.273 $ 12.757
   Number of Units Outstanding, End of Period........      --       --   14,269   47,730   69,255   51,361
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.655 $ 13.388 $ 15.035 $ 16.235 $ 18.530
   Accumulation Unit Value, End of Period............ $10.655 $ 13.388 $ 15.035 $ 16.235 $ 18.530 $ 18.694
   Number of Units Outstanding, End of Period........   1,174   85,661  119,515  127,047  121,944  112,046
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......      -- $ 10.000 $ 10.000 $  9.895 $  9.975 $ 10.226
   Accumulation Unit Value, End of Period............      -- $ 10.000 $  9.895 $  9.975 $ 10.226 $ 10.511
   Number of Units Outstanding, End of Period........      --        0   66,137  118,151   96,469   70,409
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.412 $ 11.767 $ 12.365 $ 13.098 $ 13.229
   Accumulation Unit Value, End of Period............ $ 9.412 $ 11.767 $ 12.365 $ 13.098 $ 13.229 $ 15.184
   Number of Units Outstanding, End of Period........       0   35,558   54,076   53,013   59,672   47,140
Van Kampen UIF Emerging Markets Debt Portfolio, Class
  II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $ 11.062 $ 13.908 $ 15.067 $ 16.627 $ 18.131
   Accumulation Unit Value, End of Period............ $11.062 $ 13.908 $ 15.067 $ 16.627 $ 18.131 $ 18.983
   Number of Units Outstanding, End of Period........       0    4,540   16,192   18,091   32,432   17,912
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.....      --       -- $ 10.000 $ 10.967 $ 11.589 $ 12.840
   Accumulation Unit Value, End of Period............      --       -- $ 10.967 $ 11.589 $ 12.840 $ 13.060
   Number of Units Outstanding, End of Period........      --       --   16,162   29,002   29,495   32,601
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..      --       -- $ 10.000 $ 10.763 $ 12.257 $ 12.558
   Accumulation Unit Value, End of Period............      --       -- $ 10.763 $ 12.257 $ 12.558 $ 15.064
   Number of Units Outstanding, End of Period........      --       --   24,252   26,735   25,770   24,311
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --       -- $ 10.000 $ 10.738 $ 12.203 $ 12.468
   Accumulation Unit Value, End of Period............      --       -- $ 10.738 $ 12.203 $ 12.468 $ 14.926
   Number of Units Outstanding, End of Period........      --       --    9,011   10,641   10,743   10,462
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.....      -- $ 10.000 $ 10.000 $ 11.098 $ 12.230 $ 14.625
   Accumulation Unit Value, End of Period............      -- $ 10.000 $ 11.098 $ 12.230 $ 14.625 $ 15.798
   Number of Units Outstanding, End of Period........      --        0   14,221   27,462   30,738   32,185
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.....      --       --       --       -- $ 10.000 $  9.833
   Accumulation Unit Value, End of Period............      --       --       --       -- $  9.833 $ 11.864
   Number of Units Outstanding, End of Period........      --       --       --       --    5,816   18,347
Van Kampen UIF Small Company Growth Portfolio, Class
  II
(4) Accumulation Unit Value, Beginning of Period.....      -- $ 10.000 $ 13.593 $ 15.912 $ 17.677 $ 19.456
   Accumulation Unit Value, End of Period............      -- $ 13.593 $ 15.912 $ 17.677 $ 19.456 $ 19.712
   Number of Units Outstanding, End of Period........      --    6,384   19,130   17,888   17,886   15,483
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..      --       -- $ 10.000 $ 11.306 $ 12.497 $ 14.844
   Accumulation Unit Value, End of Period............      --       -- $ 11.306 $ 12.497 $ 14.844 $ 15.753
   Number of Units Outstanding, End of Period........      --       --   58,610   51,537   52,471   46,033

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.300 $12.472 $14.805
   Accumulation Unit Value, End of Period............      --      -- $11.300 $12.472 $14.805 $15.697
   Number of Units Outstanding, End of Period........      --      --  14,404  20,338  21,766  22,218
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.703 $14.547 $19.479 $22.382 $30.325
   Accumulation Unit Value, End of Period............ $10.703 $14.547 $19.479 $22.382 $30.325 $24.686
   Number of Units Outstanding, End of Period........   1,852  30,163  58,603  68,172  66,772  59,398



* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series
    - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003)


                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.266
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.266 $11.844
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.458
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.458 $11.152
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.488
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.488 $11.343
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.497
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.497 $11.467
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.349
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.349 $10.780
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.743
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.743 $11.720
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.820
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.820 $11.193
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.875
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.875 $11.202
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.722 $13.421 $14.602 $14.868 $17.075
   Accumulation Unit Value, End of Period....................  --  $13.421 $14.602 $14.868 $17.075 $16.171
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.237 $11.230 $13.061
   Accumulation Unit Value, End of Period....................  --       -- $11.237 $11.230 $13.061 $13.329
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.524 $10.462 $11.412
   Accumulation Unit Value, End of Period....................  --       -- $10.524 $10.462 $11.412 $11.923
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.847 $15.578 $17.081 $17.606 $18.823
   Accumulation Unit Value, End of Period....................  --  $15.578 $17.081 $17.606 $18.823 $20.594
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.064 $14.594 $17.763 $19.005 $21.868
   Accumulation Unit Value, End of Period....................  --  $14.594 $17.763 $19.005 $21.868 $20.996
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.249 $10.324 $10.563
   Accumulation Unit Value, End of Period....................  --       -- $10.249 $10.324 $10.563 $11.075
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $11.015
   Accumulation Unit Value, End of Period....................  --       --      --      -- $11.015 $12.117
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.622 $12.714 $14.085 $15.317 $17.836
   Accumulation Unit Value, End of Period....................  --  $12.714 $14.085 $15.317 $17.836 $18.152
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.700 $16.911 $20.744 $26.002 $32.761
   Accumulation Unit Value, End of Period....................  --  $16.911 $20.744 $26.002 $32.761 $41.495
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.400 $13.628 $15.888 $17.218 $20.568
   Accumulation Unit Value, End of Period....................  --  $13.628 $15.888 $17.218 $20.568 $23.356
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.608 $12.916 $14.577 $13.897 $15.415
   Accumulation Unit Value, End of Period....................  --  $12.916 $14.577 $13.897 $15.415 $16.830
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.910 $11.478 $12.943
   Accumulation Unit Value, End of Period....................  --       -- $10.910 $11.478 $12.943 $13.586
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.361 $10.325 $11.104
   Accumulation Unit Value, End of Period....................  --       -- $10.361 $10.325 $11.104 $11.596
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.895 $11.064 $12.764
   Accumulation Unit Value, End of Period....................  --       -- $10.895 $11.064 $12.764 $12.985
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.143 $11.467 $12.170
   Accumulation Unit Value, End of Period....................  --       -- $11.143 $11.467 $12.170 $14.517
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.126 $11.844 $13.075
   Accumulation Unit Value, End of Period....................  --       -- $11.126 $11.844 $13.075 $12.934
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.129 $13.123 $14.172 $14.452 $15.760
   Accumulation Unit Value, End of Period....................  --  $13.123 $14.172 $14.452 $15.760 $16.040
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.109 $10.176 $10.503
   Accumulation Unit Value, End of Period....................  --       -- $10.109 $10.176 $10.503 $10.752
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.293 $12.892 $13.298 $14.085
   Accumulation Unit Value, End of Period....................  --  $12.293 $12.892 $13.298 $14.085 $15.772
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.101 $14.266 $16.681 $18.715 $21.605
   Accumulation Unit Value, End of Period....................  --  $14.266 $16.681 $18.715 $21.605 $22.541
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.753 $12.986 $13.889 $13.936 $14.972
   Accumulation Unit Value, End of Period....................  --  $12.986 $13.889 $13.936 $14.972 $14.657
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.483 $12.662 $13.593 $14.138 $15.960
   Accumulation Unit Value, End of Period................. --  $12.662 $13.593 $14.138 $15.960 $16.348
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.734 $14.696 $17.227 $18.592 $20.968
   Accumulation Unit Value, End of Period................. --  $14.696 $17.227 $18.592 $20.968 $20.335
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.360 $12.418 $14.587 $16.068 $16.232
   Accumulation Unit Value, End of Period................. --  $12.418 $14.587 $16.068 $16.232 $16.929
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.268 $12.164 $12.973 $13.077 $13.794
   Accumulation Unit Value, End of Period................. --  $12.164 $12.973 $13.077 $13.794 $14.862
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.771 $12.460 $13.372 $14.070 $15.619
   Accumulation Unit Value, End of Period................. --  $12.460 $13.372 $14.070 $15.619 $15.813
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.013 $13.534 $14.792 $15.310 $17.456
   Accumulation Unit Value, End of Period................. --  $13.534 $14.792 $15.310 $17.456 $16.132
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.252 $11.327 $11.935 $13.289 $13.437
   Accumulation Unit Value, End of Period................. --  $11.327 $11.935 $13.289 $13.437 $13.136
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.887 $13.374 $14.541 $14.746 $16.032
   Accumulation Unit Value, End of Period................. --  $13.374 $14.541 $14.746 $16.032 $16.208
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.375 $10.465 $10.750 $10.824 $11.128
   Accumulation Unit Value, End of Period................. --  $10.465 $10.750 $10.824 $11.128 $11.516
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.595 $13.411 $15.328 $16.916 $21.252
   Accumulation Unit Value, End of Period................. --  $13.411 $15.328 $16.916 $21.252 $22.650
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.712 $13.020 $14.425 $15.439 $17.302
   Accumulation Unit Value, End of Period................. --  $13.020 $14.425 $15.439 $17.302 $16.138
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.956 $ 9.874 $ 9.776 $ 9.860 $10.125
   Accumulation Unit Value, End of Period................. --  $ 9.874 $ 9.776 $ 9.860 $10.125 $10.434
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.999 $13.525 $14.675 $15.879 $16.956
   Accumulation Unit Value, End of Period................. --  $13.525 $14.675 $15.879 $16.956 $17.633
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.342 $14.605 $16.582 $17.272 $19.710
   Accumulation Unit Value, End of Period................. --  $14.605 $16.582 $17.272 $19.710 $18.438
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.861 $13.124 $13.885 $14.342 $15.703
   Accumulation Unit Value, End of Period................. --  $13.124 $13.885 $14.342 $15.703 $15.531
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.702 $12.109 $12.888 $13.185 $14.515
   Accumulation Unit Value, End of Period................. --  $12.109 $12.888 $13.185 $14.515 $14.412
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.668 $14.088 $16.850 $17.996 $22.487
   Accumulation Unit Value, End of Period................. --  $14.088 $16.850 $17.996 $22.487 $26.527
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.818 $13.591 $15.856 $17.491 $18.143
   Accumulation Unit Value, End of Period................. --  $13.591 $15.856 $17.491 $18.143 $18.524
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.598 $12.425 $12.836 $13.345 $13.840
   Accumulation Unit Value, End of Period................. --  $12.425 $12.836 $13.345 $13.840 $14.364
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.126 $12.160 $12.550
   Accumulation Unit Value, End of Period................. --       -- $11.126 $12.160 $12.550 $14.516
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.340 $11.612 $13.255
   Accumulation Unit Value, End of Period................. --       -- $11.340 $11.612 $13.255 $12.733
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.799 $13.383 $15.023 $16.213 $18.496
   Accumulation Unit Value, End of Period................. --  $13.383 $15.023 $16.213 $18.496 $18.650
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.890 $ 9.965 $10.210
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.890 $ 9.965 $10.210 $10.490
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.947 $11.763 $12.354 $13.081 $13.204
   Accumulation Unit Value, End of Period................. --  $11.763 $12.354 $13.081 $13.204 $15.148
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.312 $13.904 $15.054 $16.605 $18.098
   Accumulation Unit Value, End of Period................. --  $13.904 $15.054 $16.605 $18.098 $18.938
   Number of Units Outstanding, End of Period............. --   25,012       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.963 $11.580 $12.823
   Accumulation Unit Value, End of Period................. --       -- $10.963 $11.580 $12.823 $13.035
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.760 $12.246 $12.541
   Accumulation Unit Value, End of Period................. --       -- $10.760 $12.246 $12.541 $15.036
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.734 $12.193 $12.451
   Accumulation Unit Value, End of Period................. --       -- $10.734 $12.193 $12.451 $14.898
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.092 $12.217 $14.602
   Accumulation Unit Value, End of Period................. --  $10.000 $11.092 $12.217 $14.602 $15.766
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.830
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.830 $11.854
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.589 $15.899 $17.653 $19.420
   Accumulation Unit Value, End of Period................. --  $13.589 $15.899 $17.653 $19.420 $19.665
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.303 $12.486 $14.824
   Accumulation Unit Value, End of Period................. --       -- $11.303 $12.486 $14.824 $15.724
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.296 $12.461 $14.785
   Accumulation Unit Value, End of Period............ --       -- $11.296 $12.461 $14.785 $15.667
   Number of Units Outstanding, End of Period........ --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.401 $14.542 $19.463 $22.352 $30.268
   Accumulation Unit Value, End of Period............ --  $14.542 $19.463 $22.352 $30.268 $24.627
   Number of Units Outstanding, End of Period........ --        0       0       0       0       0



* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Earnings Protection Death Benefit Option (age 71-79)) or (With the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70))


                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.263
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.263 $11.834
   Number of Units Outstanding, End of Period................      --      --      --      --       0  13,916
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.454
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.454 $11.142
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.484
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.484 $11.333
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.493
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.493 $11.458
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.345
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.345 $10.771
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.739
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.739 $11.710
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.816
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.816 $11.184
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.872
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.872 $11.192
   Number of Units Outstanding, End of Period................      --      --      --      --       0   4,507
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.851 $13.409 $14.582 $14.840 $17.034
   Accumulation Unit Value, End of Period.................... $10.851 $13.409 $14.582 $14.840 $17.034 $16.124
   Number of Units Outstanding, End of Period................   5,784  10,763  19,389  19,807     684  17,204
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.233 $11.221 $13.044
   Accumulation Unit Value, End of Period....................      --      -- $11.233 $11.221 $13.044 $13.304
   Number of Units Outstanding, End of Period................      --      --   6,011   7,890       0  21,734
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.523 $10.455 $11.399
   Accumulation Unit Value, End of Period....................      --      -- $10.523 $10.455 $11.399 $11.903
   Number of Units Outstanding, End of Period................      --      --       0     202       0   3,430
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.535 $15.564 $17.057 $17.572 $18.778
   Accumulation Unit Value, End of Period.................... $11.535 $15.564 $17.057 $17.572 $18.778 $20.534
   Number of Units Outstanding, End of Period................      30   1,130     900   1,953   1,798   1,868
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.225 $14.581 $17.739 $18.969 $21.816
   Accumulation Unit Value, End of Period.................... $11.225 $14.581 $17.739 $18.969 $21.816 $20.935
   Number of Units Outstanding, End of Period................   2,264   4,254   4,336   4,240     350   3,241
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.246 $10.315 $10.549
   Accumulation Unit Value, End of Period....................      --      -- $10.246 $10.315 $10.549 $11.055
   Number of Units Outstanding, End of Period................      --      --       0       0       0   7,693
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $11.011
   Accumulation Unit Value, End of Period....................      --      --      --      -- $11.011 $12.107
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.324 $12.703 $14.065 $15.288 $17.793
   Accumulation Unit Value, End of Period.................... $10.324 $12.703 $14.065 $15.288 $17.793 $18.099
   Number of Units Outstanding, End of Period................     641   9,088   9,568   9,301     437  19,543
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.233 $16.896 $20.715 $25.952 $32.682
   Accumulation Unit Value, End of Period.................... $11.233 $16.896 $20.715 $25.952 $32.682 $41.374
   Number of Units Outstanding, End of Period................       0     481     476     471       0     468
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.475 $13.616 $15.866 $17.185 $20.518
   Accumulation Unit Value, End of Period.................... $10.475 $13.616 $15.866 $17.185 $20.518 $23.288
   Number of Units Outstanding, End of Period................     825   2,717   4,076   8,866     190  13,621
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.721 $12.905 $14.556 $13.871 $15.378
   Accumulation Unit Value, End of Period.................... $10.721 $12.905 $14.556 $13.871 $15.378 $16.780
   Number of Units Outstanding, End of Period................      34   2,836   2,261   2,190   3,110   2,946
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.909 $11.471 $12.929
   Accumulation Unit Value, End of Period....................      --      -- $10.909 $11.471 $12.929 $13.563
   Number of Units Outstanding, End of Period................      --      --       0   6,656       0   7,788
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.360 $10.319 $11.091
   Accumulation Unit Value, End of Period....................      --      -- $10.360 $10.319 $11.091 $11.577
   Number of Units Outstanding, End of Period................      --      --   4,320   4,157       0   8,603
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.893 $11.057 $12.749
   Accumulation Unit Value, End of Period....................      --      -- $10.893 $11.057 $12.749 $12.963
   Number of Units Outstanding, End of Period................      --      --   1,023   1,017       0   4,148
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.141 $11.460 $12.156
   Accumulation Unit Value, End of Period....................      --      -- $11.141 $11.460 $12.156 $14.493
   Number of Units Outstanding, End of Period................      --      --       9   1,405       0   1,132
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.124 $11.836 $13.060
   Accumulation Unit Value, End of Period....................      --      -- $11.124 $11.836 $13.060 $12.913
   Number of Units Outstanding, End of Period................      --      --   1,023   4,532       0   3,514
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.696 $13.112 $14.152 $14.425 $15.722
   Accumulation Unit Value, End of Period.................... $10.696 $13.112 $14.152 $14.425 $15.722 $15.993
   Number of Units Outstanding, End of Period................     841   2,358   3,211   2,340       0   9,708
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.108 $10.169 $10.491
   Accumulation Unit Value, End of Period....................      --      -- $10.108 $10.169 $10.491 $10.734
   Number of Units Outstanding, End of Period................      --      --       0       0       0   5,984
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.289 $12.881 $13.280 $14.059
   Accumulation Unit Value, End of Period....................      -- $12.289 $12.881 $13.280 $14.059 $15.735
   Number of Units Outstanding, End of Period................      --   2,286   2,554   4,789       0   5,177
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.148 $14.253 $16.657 $18.679 $21.553
   Accumulation Unit Value, End of Period.................... $10.148 $14.253 $16.657 $18.679 $21.553 $22.475
   Number of Units Outstanding, End of Period................       0   1,072   2,892   2,846      78   5,873
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.661 $12.975 $13.869 $13.909 $14.936
   Accumulation Unit Value, End of Period.................... $10.661 $12.975 $13.869 $13.909 $14.936 $14.614
   Number of Units Outstanding, End of Period................     180   5,086   5,049   5,217       0   1,042

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.177 $12.650 $13.574 $14.111 $15.921
   Accumulation Unit Value, End of Period................. $10.177 $12.650 $13.574 $14.111 $15.921 $16.300
   Number of Units Outstanding, End of Period.............     459  12,320  11,401  11,159       0  11,404
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.354 $14.682 $17.203 $18.556 $20.918
   Accumulation Unit Value, End of Period................. $10.354 $14.682 $17.203 $18.556 $20.918 $20.276
   Number of Units Outstanding, End of Period.............     273   2,795   3,095   2,828       0   2,881
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.060 $12.406 $14.567 $16.038 $16.193
   Accumulation Unit Value, End of Period................. $10.060 $12.406 $14.567 $16.038 $16.193 $16.879
   Number of Units Outstanding, End of Period.............     850   1,676   1,973   2,002     473   2,019
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.551 $12.153 $12.955 $13.052 $13.761
   Accumulation Unit Value, End of Period................. $10.551 $12.153 $12.955 $13.052 $13.761 $14.819
   Number of Units Outstanding, End of Period.............     952   6,772   7,528   6,838       0   5,410
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.388 $12.448 $13.353 $14.043 $15.582
   Accumulation Unit Value, End of Period................. $10.388 $12.448 $13.353 $14.043 $15.582 $15.767
   Number of Units Outstanding, End of Period.............       0       0     611   1,142     141     804
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.798 $13.522 $14.771 $15.281 $17.414
   Accumulation Unit Value, End of Period................. $10.798 $13.522 $14.771 $15.281 $17.414 $16.084
   Number of Units Outstanding, End of Period.............   1,099  13,022  23,021  27,111       0  15,384
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.724 $11.317 $11.919 $13.264 $13.405
   Accumulation Unit Value, End of Period................. $ 9.724 $11.317 $11.919 $13.264 $13.405 $13.098
   Number of Units Outstanding, End of Period.............       0   3,823   7,428   7,923     286   4,183
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.741 $13.362 $14.521 $14.718 $15.993
   Accumulation Unit Value, End of Period................. $10.741 $13.362 $14.521 $14.718 $15.993 $16.161
   Number of Units Outstanding, End of Period.............       9   1,424   1,450   1,560     484   4,480
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.185 $10.456 $10.735 $10.803 $11.101
   Accumulation Unit Value, End of Period................. $10.185 $10.456 $10.735 $10.803 $11.101 $11.482
   Number of Units Outstanding, End of Period.............      10  10,649  13,431  14,830       0  29,642
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.604 $13.399 $15.306 $16.884 $21.200
   Accumulation Unit Value, End of Period................. $10.604 $13.399 $15.306 $16.884 $21.200 $22.584
   Number of Units Outstanding, End of Period.............   5,166  12,003  14,812  17,228       0   9,287
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.407 $13.008 $14.405 $15.409 $17.260
   Accumulation Unit Value, End of Period................. $10.407 $13.008 $14.405 $15.409 $17.260 $16.090
   Number of Units Outstanding, End of Period.............       0   2,132   8,079  11,156       0  15,056
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.985 $ 9.865 $ 9.763 $ 9.841 $10.100
   Accumulation Unit Value, End of Period................. $ 9.985 $ 9.865 $ 9.763 $ 9.841 $10.100 $10.404
   Number of Units Outstanding, End of Period.............     326   7,613   6,098   3,600       0   5,264
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.379 $13.513 $14.654 $15.849 $16.915
   Accumulation Unit Value, End of Period................. $10.379 $13.513 $14.654 $15.849 $16.915 $17.582
   Number of Units Outstanding, End of Period.............     471   1,223   1,607   1,599       0   1,584
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.204 $14.592 $16.559 $17.239 $19.663
   Accumulation Unit Value, End of Period................. $11.204 $14.592 $16.559 $17.239 $19.663 $18.384
   Number of Units Outstanding, End of Period.............   2,723   4,489   4,906   6,471       0   4,070
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.642 $13.112 $13.865 $14.315 $15.665
   Accumulation Unit Value, End of Period................. $10.642 $13.112 $13.865 $14.315 $15.665 $15.485
   Number of Units Outstanding, End of Period.............     620   1,386   2,685   1,823       0   1,837
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.515 $12.098 $12.870 $13.159 $14.480
   Accumulation Unit Value, End of Period................. $10.515 $12.098 $12.870 $13.159 $14.480 $14.370
   Number of Units Outstanding, End of Period.............   9,240  19,097  25,396  25,647       0  12,729
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.470 $14.075 $16.826 $17.961 $22.432
   Accumulation Unit Value, End of Period................. $11.470 $14.075 $16.826 $17.961 $22.432 $26.449
   Number of Units Outstanding, End of Period.............       9   1,188   5,798   6,477       0     758
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.372 $13.579 $15.833 $17.458 $18.099
   Accumulation Unit Value, End of Period................. $10.372 $13.579 $15.833 $17.458 $18.099 $18.470
   Number of Units Outstanding, End of Period.............   1,107   2,811   2,915   2,628     422   2,459
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.109 $12.414 $12.818 $13.320 $13.807
   Accumulation Unit Value, End of Period................. $10.109 $12.414 $12.818 $13.320 $13.807 $14.322
   Number of Units Outstanding, End of Period.............   5,782  16,031  17,142  16,330       0  11,014
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.122 $12.150 $12.533
   Accumulation Unit Value, End of Period.................      --      -- $11.122 $12.150 $12.533 $14.489
   Number of Units Outstanding, End of Period.............      --      --   7,988   7,729       0   2,840
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.336 $11.603 $13.237
   Accumulation Unit Value, End of Period.................      --      -- $11.336 $11.603 $13.237 $12.709
   Number of Units Outstanding, End of Period.............      --      --       0      61       0   8,388
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.653 $13.371 $15.002 $16.182 $18.451
   Accumulation Unit Value, End of Period................. $10.653 $13.371 $15.002 $16.182 $18.451 $18.595
   Number of Units Outstanding, End of Period.............     847  16,393  17,738  16,504       0  13,590
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.885 $ 9.955 $10.195
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.885 $ 9.955 $10.195 $10.468
   Number of Units Outstanding, End of Period.............      --       0       0   1,440       0     989
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.410 $11.753 $12.337 $13.056 $13.172
   Accumulation Unit Value, End of Period................. $ 9.410 $11.753 $12.337 $13.056 $13.172 $15.104
   Number of Units Outstanding, End of Period.............       0   2,886   3,581   3,515       0   4,086
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.059 $13.891 $15.033 $16.573 $18.054
   Accumulation Unit Value, End of Period................. $11.059 $13.891 $15.033 $16.573 $18.054 $18.882
   Number of Units Outstanding, End of Period.............       0      48      90      72       0     288
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.959 $11.570 $12.805
   Accumulation Unit Value, End of Period.................      --      -- $10.959 $11.570 $12.805 $13.011
   Number of Units Outstanding, End of Period.............      --      --       0       0       0  10,857
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.756 $12.236 $12.524
   Accumulation Unit Value, End of Period.................      --      -- $10.756 $12.236 $12.524 $15.008
   Number of Units Outstanding, End of Period.............      --      --   2,054   1,324   1,310   1,304
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.731 $12.183 $12.434
   Accumulation Unit Value, End of Period.................      --      -- $10.731 $12.183 $12.434 $14.871
   Number of Units Outstanding, End of Period.............      --      --       0   7,246       0   6,839
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.086 $12.205 $14.580
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.086 $12.205 $14.580 $15.734
   Number of Units Outstanding, End of Period.............      --       0     325     716       0   1,599
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.826
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.826 $11.844
   Number of Units Outstanding, End of Period.............      --      --      --      --       0     986
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.584 $15.885 $17.630 $19.384
   Accumulation Unit Value, End of Period.................      -- $13.584 $15.885 $17.630 $19.384 $19.619
   Number of Units Outstanding, End of Period.............      --   2,049   2,891   4,078     398   3,868
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.299 $12.476 $14.804
   Accumulation Unit Value, End of Period.................      --      -- $11.299 $12.476 $14.804 $15.694
   Number of Units Outstanding, End of Period.............      --      --  11,581  10,543  10,286   9,912

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.292 $12.451 $14.765
   Accumulation Unit Value, End of Period............      --      -- $11.292 $12.451 $14.765 $15.638
   Number of Units Outstanding, End of Period........      --      --       0       0       0     747
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.701 $14.529 $19.436 $22.309 $30.195
   Accumulation Unit Value, End of Period............ $10.701 $14.529 $19.436 $22.309 $30.195 $24.555
   Number of Units Outstanding, End of Period........     476   4,789   5,353   5,048       0   4,707



* The Allstate Advisor Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on
    October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003)


                        ALLSTATE ADVISOR ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
                               Increase) Option,
                      both added on or after May 1, 2003
                           Mortality & Expense = 1.6



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                  2002  2003     2004     2005    2006     2007
------------                                                  ---- ------- -------- -------- ------- --------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $10.000 $ 10.256
   Accumulation Unit Value, End of Period....................  --       --       --       -- $10.256 $ 11.814
   Number of Units Outstanding, End of Period................  --       --       --       --       0   25,194
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $10.000 $ 10.447
   Accumulation Unit Value, End of Period....................  --       --       --       -- $10.447 $ 11.123
   Number of Units Outstanding, End of Period................  --       --       --       --       0    1,011
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $10.000 $ 10.477
   Accumulation Unit Value, End of Period....................  --       --       --       -- $10.477 $ 11.314
   Number of Units Outstanding, End of Period................  --       --       --       --       0    4,689
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $10.000 $ 10.486
   Accumulation Unit Value, End of Period....................  --       --       --       -- $10.486 $ 11.438
   Number of Units Outstanding, End of Period................  --       --       --       --       0      321
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $10.000 $ 10.338
   Accumulation Unit Value, End of Period....................  --       --       --       -- $10.338 $ 10.753
   Number of Units Outstanding, End of Period................  --       --       --       --       0    2,697
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $10.000 $  9.733
   Accumulation Unit Value, End of Period....................  --       --       --       -- $ 9.733 $ 11.690
   Number of Units Outstanding, End of Period................  --       --       --       --       0       89
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $10.000 $ 10.809
   Accumulation Unit Value, End of Period....................  --       --       --       -- $10.809 $ 11.165
   Number of Units Outstanding, End of Period................  --       --       --       --       0    8,417
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $10.000 $  9.865
   Accumulation Unit Value, End of Period....................  --       --       --       -- $ 9.865 $ 11.173
   Number of Units Outstanding, End of Period................  --       --       --       --       0   11,520
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.722 $ 13.407 $ 14.565 $14.808 $ 16.980
   Accumulation Unit Value, End of Period....................  --  $13.407 $ 14.565 $ 14.808 $16.980 $ 16.056
   Number of Units Outstanding, End of Period................  --   69,750  116,586  128,009   2,079  109,401
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 11.225 $11.202 $ 13.008
   Accumulation Unit Value, End of Period....................  --       -- $ 11.225 $ 11.202 $13.008 $ 13.254
   Number of Units Outstanding, End of Period................  --       --   54,064  126,530     693  136,788
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 10.520 $10.442 $ 11.373
   Accumulation Unit Value, End of Period....................  --       -- $ 10.520 $ 10.442 $11.373 $ 11.864
   Number of Units Outstanding, End of Period................  --       --        0   37,511   1,375   51,311
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.847 $ 15.562 $ 17.037 $17.534 $ 18.718
   Accumulation Unit Value, End of Period....................  --  $15.562 $ 17.037 $ 17.534 $18.718 $ 20.448
   Number of Units Outstanding, End of Period................  --        0        0        0       0        0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.064 $ 14.579 $ 17.718 $18.928 $ 21.747
   Accumulation Unit Value, End of Period....................  --  $14.579 $ 17.718 $ 18.928 $21.747 $ 20.847
   Number of Units Outstanding, End of Period................  --   51,642   64,056   79,113   2,666   68,049
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 10.239 $10.298 $ 10.520
   Accumulation Unit Value, End of Period....................  --       -- $ 10.239 $ 10.298 $10.520 $ 11.014
   Number of Units Outstanding, End of Period................  --       --   12,066   18,565     205   21,851
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $10.000 $ 11.004
   Accumulation Unit Value, End of Period....................  --       --       --       -- $11.004 $ 12.086
   Number of Units Outstanding, End of Period................  --       --       --       --       0    5,273
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.622 $ 12.701 $ 14.049 $15.255 $ 17.737
   Accumulation Unit Value, End of Period....................  --  $12.701 $ 14.049 $ 15.255 $17.737 $ 18.023
   Number of Units Outstanding, End of Period................  --   80,965  134,691  158,893     899  145,401
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.700 $ 16.893 $ 20.691 $25.896 $ 32.578
   Accumulation Unit Value, End of Period....................  --  $16.893 $ 20.691 $ 25.896 $32.578 $ 41.201
   Number of Units Outstanding, End of Period................  --   10,345   17,094   19,489     612   15,502
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.400 $ 13.614 $ 15.848 $17.148 $ 20.453
   Accumulation Unit Value, End of Period....................  --  $13.614 $ 15.848 $ 17.148 $20.453 $ 23.190
   Number of Units Outstanding, End of Period................  --   22,130   52,382   85,659     980   90,772
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.608 $ 12.903 $ 14.540 $13.841 $ 15.330
   Accumulation Unit Value, End of Period....................  --  $12.903 $ 14.540 $ 13.841 $15.330 $ 16.710
   Number of Units Outstanding, End of Period................  --        0        0        0       0        0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 10.906 $11.456 $ 12.899
   Accumulation Unit Value, End of Period....................  --       -- $ 10.906 $ 11.456 $12.899 $ 13.519
   Number of Units Outstanding, End of Period................  --       --      447    5,736       0    6,346
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 10.357 $10.305 $ 11.066
   Accumulation Unit Value, End of Period....................  --       -- $ 10.357 $ 10.305 $11.066 $ 11.539
   Number of Units Outstanding, End of Period................  --       --    6,333   32,896      97   38,884
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 10.891 $11.043 $ 12.720
   Accumulation Unit Value, End of Period....................  --       -- $ 10.891 $ 11.043 $12.720 $ 12.920
   Number of Units Outstanding, End of Period................  --       --    4,014   19,364       0   25,973
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 11.139 $11.446 $ 12.129
   Accumulation Unit Value, End of Period....................  --       -- $ 11.139 $ 11.446 $12.129 $ 14.445
   Number of Units Outstanding, End of Period................  --       --        0   13,872       0   20,067
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 11.122 $11.821 $ 13.030
   Accumulation Unit Value, End of Period....................  --       -- $ 11.122 $ 11.821 $13.030 $ 12.870
   Number of Units Outstanding, End of Period................  --       --    1,666   37,216       0   35,121
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.129 $ 13.110 $ 14.136 $14.394 $ 15.672
   Accumulation Unit Value, End of Period....................  --  $13.110 $ 14.136 $ 14.394 $15.672 $ 15.926
   Number of Units Outstanding, End of Period................  --   21,642       45   53,240   1,527   46,454
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 10.105 $10.156 $ 10.467
   Accumulation Unit Value, End of Period....................  --       -- $ 10.105 $ 10.156 $10.467 $ 10.699
   Number of Units Outstanding, End of Period................  --       --    1,002    6,138     103   30,223
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $ 12.281 $ 12.859 $13.244 $ 14.006
   Accumulation Unit Value, End of Period....................  --  $12.281 $ 12.859 $ 13.244 $14.006 $ 15.661
   Number of Units Outstanding, End of Period................  --   44,111  113,045  159,011   2,259  141,726
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.101 $ 14.251 $ 16.638 $18.639 $ 21.485
   Accumulation Unit Value, End of Period....................  --  $14.251 $ 16.638 $ 18.639 $21.485 $ 22.381
   Number of Units Outstanding, End of Period................  --   29,815   42,272   45,684       0   46,754
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.753 $ 12.973 $ 13.854 $13.879 $ 14.889
   Accumulation Unit Value, End of Period....................  --  $12.973 $ 13.854 $ 13.879 $14.889 $ 14.552
   Number of Units Outstanding, End of Period................  --   17,835   58,601   66,398   4,515   68,088

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $ 10.483 $ 12.649 $ 13.558 $14.081 $ 15.871
   Accumulation Unit Value, End of Period................. --  $ 12.649 $ 13.558 $ 14.081 $15.871 $ 16.232
   Number of Units Outstanding, End of Period............. --    89,253  126,128  162,198   4,560  146,642
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $ 10.734 $ 14.681 $ 17.183 $18.516 $ 20.851
   Accumulation Unit Value, End of Period................. --  $ 14.681 $ 17.183 $ 18.516 $20.851 $ 20.191
   Number of Units Outstanding, End of Period............. --    19,750   38,083   45,708     771   43,283
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $ 10.360 $ 12.405 $ 14.550 $16.003 $ 16.142
   Accumulation Unit Value, End of Period................. --  $ 12.405 $ 14.550 $ 16.003 $16.142 $ 16.808
   Number of Units Outstanding, End of Period............. --    10,892   26,191   30,878   1,699   30,364
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $ 11.268 $ 12.151 $ 12.940 $13.024 $ 13.717
   Accumulation Unit Value, End of Period................. --  $ 12.151 $ 12.940 $ 13.024 $13.717 $ 14.757
   Number of Units Outstanding, End of Period............. --    65,781  158,580  193,590   1,313  185,190
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 10.771 $ 12.447 $ 13.338 $14.013 $ 15.532
   Accumulation Unit Value, End of Period................. --  $ 12.447 $ 13.338 $ 14.013 $15.532 $ 15.701
   Number of Units Outstanding, End of Period............. --     5,108   14,001   22,213     324   55,772
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 11.013 $ 13.520 $ 14.754 $15.248 $ 17.359
   Accumulation Unit Value, End of Period................. --  $ 13.520 $ 14.754 $ 15.248 $17.359 $ 16.017
   Number of Units Outstanding, End of Period............. --    77,489  169,575  185,053     253  190,623
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $ 10.252 $ 11.316 $ 11.905 $13.236 $ 13.362
   Accumulation Unit Value, End of Period................. --  $ 11.316 $ 11.905 $ 13.236 $13.362 $ 13.043
   Number of Units Outstanding, End of Period............. --    24,448   32,377   32,806       0   28,029
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 11.887 $ 13.360 $ 14.504 $14.686 $ 15.942
   Accumulation Unit Value, End of Period................. --  $ 13.360 $ 14.504 $ 14.686 $15.942 $ 16.093
   Number of Units Outstanding, End of Period............. --    39,158   48,524   64,260     248   86,060
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 10.375 $ 10.454 $ 10.722 $10.780 $ 11.066
   Accumulation Unit Value, End of Period................. --  $ 10.454 $ 10.722 $ 10.780 $11.066 $ 11.434
   Number of Units Outstanding, End of Period............. --    84,872  154,469  190,016       0  213,444
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 10.595 $ 13.397 $ 15.289 $16.847 $ 21.133
   Accumulation Unit Value, End of Period................. --  $ 13.397 $ 15.289 $ 16.847 $21.133 $ 22.489
   Number of Units Outstanding, End of Period............. --    43,185   53,652   54,947     127   78,174
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 10.712 $ 13.006 $ 14.388 $15.376 $ 17.206
   Accumulation Unit Value, End of Period................. --  $ 13.006 $ 14.388 $ 15.376 $17.206 $ 16.023
   Number of Units Outstanding, End of Period............. --     9,381   17,910   21,249       0   45,471
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $  9.956 $  9.864 $  9.751 $ 9.820 $ 10.068
   Accumulation Unit Value, End of Period................. --  $  9.864 $  9.751 $  9.820 $10.068 $ 10.360
   Number of Units Outstanding, End of Period............. --    15,488   60,176   95,024   3,691  140,659
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $ 10.999 $ 13.511 $ 14.637 $15.814 $ 16.861
   Accumulation Unit Value, End of Period................. --  $ 13.511 $ 14.637 $ 15.814 $16.861 $ 17.508
   Number of Units Outstanding, End of Period............. --    32,104   38,929   37,591     180   28,931
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 11.342 $ 14.590 $ 16.540 $17.202 $ 19.600
   Accumulation Unit Value, End of Period................. --  $ 14.590 $ 16.540 $ 17.202 $19.600 $ 18.307
   Number of Units Outstanding, End of Period............. --    26,413   44,698   69,366       0   89,558
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $ 10.861 $ 13.110 $ 13.849 $14.284 $ 15.616
   Accumulation Unit Value, End of Period................. --  $ 13.110 $ 13.849 $ 14.284 $15.616 $ 15.420
   Number of Units Outstanding, End of Period............. --    19,071   28,578   30,299       0   26,302
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 10.702 $ 12.097 $ 12.855 $13.131 $ 14.434
   Accumulation Unit Value, End of Period................. --  $ 12.097 $ 12.855 $ 13.131 $14.434 $ 14.309
   Number of Units Outstanding, End of Period............. --   102,645  159,026  158,529   3,837  164,339
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $ 11.668 $ 13.520 $ 16.807 $17.923 $ 22.361
   Accumulation Unit Value, End of Period................. --  $ 13.520 $ 16.807 $ 17.923 $22.361 $ 26.339
   Number of Units Outstanding, End of Period............. --    77,489   10,632   10,604       0    8,397
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 10.818 $ 13.577 $ 15.815 $17.420 $ 18.042
   Accumulation Unit Value, End of Period................. --  $ 13.577 $ 15.815 $ 17.420 $18.042 $ 18.392
   Number of Units Outstanding, End of Period............. --    29,047   32,693   33,259     140   31,540
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 10.598 $ 12.412 $ 12.803 $13.291 $ 13.763
   Accumulation Unit Value, End of Period................. --  $ 12.412 $ 12.803 $ 13.291 $13.763 $ 14.262
   Number of Units Outstanding, End of Period............. --   108,735  152,013  151,507     372  147,769
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --        -- $ 10.000 $ 11.115 $12.129 $ 12.499
   Accumulation Unit Value, End of Period................. --        -- $ 11.115 $ 12.129 $12.499 $ 14.435
   Number of Units Outstanding, End of Period............. --        --   37,812   38,344       0   32,662
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --        -- $ 10.000 $ 11.328 $11.583 $ 13.202
   Accumulation Unit Value, End of Period................. --        -- $ 11.328 $ 11.583 $13.202 $ 12.662
   Number of Units Outstanding, End of Period............. --        --   24,467   55,838       0   58,775
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 10.799 $ 13.370 $ 14.984 $16.147 $ 18.392
   Accumulation Unit Value, End of Period................. --  $ 13.370 $ 14.984 $ 16.147 $18.392 $ 18.517
   Number of Units Outstanding, End of Period............. --    51,336   83,658  109,513   1,547  103,903
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 10.000 $ 10.000 $  9.875 $ 9.934 $ 10.164
   Accumulation Unit Value, End of Period................. --  $ 10.000 $  9.875 $  9.934 $10.164 $ 10.426
   Number of Units Outstanding, End of Period............. --         0   35,818   46,443     106   49,881
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $  9.947 $ 11.751 $ 12.323 $13.027 $ 13.131
   Accumulation Unit Value, End of Period................. --  $ 11.751 $ 12.323 $ 13.027 $13.131 $ 15.040
   Number of Units Outstanding, End of Period............. --    27,248   41,584   43,348       0   39,169
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $ 12.312 $ 13.889 $ 15.016 $16.537 $ 17.997
   Accumulation Unit Value, End of Period................. --  $ 13.889 $ 15.016 $ 16.537 $17.997 $ 18.803
   Number of Units Outstanding, End of Period............. --     3,662   13,837   19,621   1,062   22,037
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --        -- $ 10.000 $ 10.952 $11.550 $ 12.771
   Accumulation Unit Value, End of Period................. --        -- $ 10.952 $ 11.550 $12.771 $ 12.962
   Number of Units Outstanding, End of Period............. --        --    9,915   23,957       0   22,202
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --        -- $ 10.000 $ 10.749 $12.215 $ 12.490
   Accumulation Unit Value, End of Period................. --        -- $ 10.749 $ 12.215 $12.490 $ 14.952
   Number of Units Outstanding, End of Period............. --        --   41,515   37,835  39,742   33,760
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --        -- $ 10.000 $ 10.723 $12.162 $ 12.400
   Accumulation Unit Value, End of Period................. --        -- $ 10.723 $ 12.162 $12.400 $ 14.815
   Number of Units Outstanding, End of Period............. --        --    1,393    2,409   2,469      962
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $ 10.000 $ 10.000 $ 11.075 $12.180 $ 14.536
   Accumulation Unit Value, End of Period................. --  $ 10.000 $ 11.075 $ 12.180 $14.536 $ 15.670
   Number of Units Outstanding, End of Period............. --         0    3,485   16,614  16,282   22,543
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --        --       --       -- $10.000 $  9.820
   Accumulation Unit Value, End of Period................. --        --       --       -- $ 9.820 $ 11.823
   Number of Units Outstanding, End of Period............. --        --       --       --   9,293    8,806
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $ 10.000 $ 13.575 $ 15.858 $17.582 $ 19.312
   Accumulation Unit Value, End of Period................. --  $ 13.575 $ 15.858 $ 17.582 $19.312 $ 19.526
   Number of Units Outstanding, End of Period............. --    11,712   16,364   17,150  14,967   13,599
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --        -- $ 10.000 $ 11.291 $12.455 $ 14.764
   Accumulation Unit Value, End of Period................. --        -- $ 11.291 $ 12.455 $14.764 $ 15.636
   Number of Units Outstanding, End of Period............. --        --   52,213   50,188  47,213   40,017

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.284 $12.429 $14.725
   Accumulation Unit Value, End of Period............ --       -- $11.284 $12.429 $14.725 $15.580
   Number of Units Outstanding, End of Period........ --       --  16,469  17,737  20,831  18,205
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.401 $14.527 $19.413 $22.261 $30.100
   Accumulation Unit Value, End of Period............ --  $14.527 $19.413 $22.261 $30.100 $24.452
   Number of Units Outstanding, End of Period........ --    8,965  33,325  37,786  34,174  31,753



* The Allstate Advisor Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)) or (With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003)


                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.259
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.259 $11.824
   Number of Units Outstanding, End of Period................  --       --      --      --   2,178   2,356
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.451
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.451 $11.133
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.481
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.481 $11.324
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.489
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.489 $11.448
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.342
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.342 $10.762
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.736
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.736 $11.700
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.813
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.813 $11.174
   Number of Units Outstanding, End of Period................  --       --      --      --       0     308
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.868
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.868 $11.183
   Number of Units Outstanding, End of Period................  --       --      --      --     244     400
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.716 $13.404 $14.569 $14.820 $17.002
   Accumulation Unit Value, End of Period....................  --  $13.404 $14.569 $14.820 $17.002 $16.086
   Number of Units Outstanding, End of Period................  --    6,545  10,225  15,167  19,524  17,282
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.229 $11.211 $13.026
   Accumulation Unit Value, End of Period....................  --       -- $11.229 $11.211 $13.026 $13.279
   Number of Units Outstanding, End of Period................  --       --   4,098  24,507  57,274  54,370
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.521 $10.448 $11.386
   Accumulation Unit Value, End of Period....................  --       -- $10.521 $10.448 $11.386 $11.884
   Number of Units Outstanding, End of Period................  --       --     319   6,923  33,583  33,921
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.840 $15.559 $17.042 $17.548 $18.743
   Accumulation Unit Value, End of Period....................  --  $15.559 $17.042 $17.548 $18.743 $20.485
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.057 $14.576 $17.723 $18.943 $21.775
   Accumulation Unit Value, End of Period....................  --  $14.576 $17.723 $18.943 $21.775 $20.885
   Number of Units Outstanding, End of Period................  --    5,267   9,316  12,234  12,049  12,149
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.242 $10.307 $10.535
   Accumulation Unit Value, End of Period....................  --       -- $10.242 $10.307 $10.535 $11.034
   Number of Units Outstanding, End of Period................  --       --   1,301   7,219   9,921  17,873
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      -- $ 0.000 $10.000 $11.007
   Accumulation Unit Value, End of Period....................  --       --      -- $ 0.000 $11.007 $12.096
   Number of Units Outstanding, End of Period................  --       --      --       0       0     537
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.616 $12.698 $14.054 $15.267 $17.760
   Accumulation Unit Value, End of Period....................  --  $12.698 $14.054 $15.267 $17.760 $18.056
   Number of Units Outstanding, End of Period................  --   14,046  22,466  24,653  39,114  38,902
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.694 $16.890 $20.697 $25.917 $32.621
   Accumulation Unit Value, End of Period....................  --  $16.890 $20.697 $25.917 $32.621 $41.276
   Number of Units Outstanding, End of Period................  --      994   4,046   4,071   3,914   3,688
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.394 $13.611 $15.852 $17.161 $20.480
   Accumulation Unit Value, End of Period....................  --  $13.611 $15.852 $17.161 $20.480 $23.232
   Number of Units Outstanding, End of Period................  --    2,198   5,331  10,035  15,050  13,327
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.601 $12.900 $14.544 $13.852 $15.350
   Accumulation Unit Value, End of Period....................  --  $12.900 $14.544 $13.852 $15.350 $16.741
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.908 $11.464 $12.914
   Accumulation Unit Value, End of Period....................  --       -- $10.908 $11.464 $12.914 $13.541
   Number of Units Outstanding, End of Period................  --       --     612     701     728     797
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.359 $10.312 $11.078
   Accumulation Unit Value, End of Period....................  --       -- $10.359 $10.312 $11.078 $11.558
   Number of Units Outstanding, End of Period................  --       --       0     155   1,262   2,983
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.892 $11.050 $12.734
   Accumulation Unit Value, End of Period....................  --       -- $10.892 $11.050 $12.734 $12.942
   Number of Units Outstanding, End of Period................  --       --       0  20,654  46,791  46,988
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.140 $11.453 $12.143
   Accumulation Unit Value, End of Period....................  --       -- $11.140 $11.453 $12.143 $14.469
   Number of Units Outstanding, End of Period................  --       --       0       0     443     960
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.123 $11.829 $13.045
   Accumulation Unit Value, End of Period....................  --       -- $11.123 $11.829 $13.045 $12.891
   Number of Units Outstanding, End of Period................  --       --       0   1,160   1,882   2,671
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.122 $13.107 $14.140 $14.405 $15.692
   Accumulation Unit Value, End of Period....................  --  $13.107 $14.140 $14.405 $15.692 $15.955
   Number of Units Outstanding, End of Period................  --    2,333   3,113   3,081   3,045   2,936
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.106 $10.163 $10.479
   Accumulation Unit Value, End of Period....................  --       -- $10.106 $10.163 $10.479 $10.716
   Number of Units Outstanding, End of Period................  --       --       0       0   2,424   4,691
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.285 $12.870 $13.262 $14.032
   Accumulation Unit Value, End of Period....................  --  $12.285 $12.870 $13.262 $14.032 $15.698
   Number of Units Outstanding, End of Period................  --        9  20,914  38,670  61,345  60,480
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.096 $14.248 $16.643 $18.654 $21.513
   Accumulation Unit Value, End of Period....................  --  $14.248 $16.643 $18.654 $21.513 $22.422
   Number of Units Outstanding, End of Period................  --    9,390  10,134   9,931   9,862   9,449

Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.747 $12.970 $13.858 $13.890 $14.909
   Accumulation Unit Value, End of Period................. --  $12.970 $13.858 $13.890 $14.909 $14.579
   Number of Units Outstanding, End of Period............. --    2,243   5,511  12,558  14,922  14,904
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.477 $12.646 $13.562 $14.092 $15.891
   Accumulation Unit Value, End of Period................. --  $12.646 $13.562 $14.092 $15.891 $16.262
   Number of Units Outstanding, End of Period............. --    7,342  14,222  16,010  17,395  18,610
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.728 $14.677 $17.188 $18.531 $20.879
   Accumulation Unit Value, End of Period................. --  $14.677 $17.188 $18.531 $20.879 $20.228
   Number of Units Outstanding, End of Period............. --    5,903      11  10,676  10,709  10,840
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.354 $12.402 $14.554 $16.016 $16.163
   Accumulation Unit Value, End of Period................. --  $12.402 $14.554 $16.016 $16.163 $16.839
   Number of Units Outstanding, End of Period............. --      471   5,712  19,885  38,130  38,119
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.262 $12.149 $12.944 $13.035 $13.735
   Accumulation Unit Value, End of Period................. --  $12.149 $12.944 $13.035 $13.735 $14.784
   Number of Units Outstanding, End of Period............. --    4,156  12,373  18,213  20,127  20,537
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.765 $12.444 $13.342 $14.024 $15.553
   Accumulation Unit Value, End of Period................. --  $12.444 $13.342 $14.024 $15.553 $15.730
   Number of Units Outstanding, End of Period............. --      211   6,142   4,299   9,975   9,388
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.007 $13.518 $14.758 $15.260 $17.382
   Accumulation Unit Value, End of Period................. --  $13.518 $14.758 $15.260 $17.382 $16.046
   Number of Units Outstanding, End of Period............. --   23,098  37,702  36,054  35,269  31,727
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.247 $11.313 $11.908 $13.246 $13.380
   Accumulation Unit Value, End of Period................. --  $11.313 $11.908 $13.246 $13.380 $13.067
   Number of Units Outstanding, End of Period............. --    3,515  11,928  11,821  11,462  10,249
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.881 $13.357 $14.509 $14.698 $15.963
   Accumulation Unit Value, End of Period................. --  $13.357 $14.509 $14.698 $15.963 $16.122
   Number of Units Outstanding, End of Period............. --      430  10,752  12,426  12,108   5,306
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.370 $10.452 $10.726 $10.788 $11.080
   Accumulation Unit Value, End of Period................. --  $10.452 $10.726 $10.788 $11.080 $11.455
   Number of Units Outstanding, End of Period............. --    5,277  18,760  23,226  26,139  17,018
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.589 $13.395 $15.293 $16.861 $21.161
   Accumulation Unit Value, End of Period................. --  $13.395 $15.293 $16.861 $21.161 $22.530
   Number of Units Outstanding, End of Period............. --    2,497   3,086   3,379   3,337   3,654
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.706 $13.004 $14.393 $15.388 $17.228
   Accumulation Unit Value, End of Period................. --  $13.004 $14.393 $15.388 $17.228 $16.052
   Number of Units Outstanding, End of Period............. --      223  13,489  12,443  12,135   9,111
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.950 $ 9.862 $ 9.754 $ 9.828 $10.081
   Accumulation Unit Value, End of Period................. --  $ 9.862 $ 9.754 $ 9.828 $10.081 $10.379
   Number of Units Outstanding, End of Period............. --       83  17,513  21,821  25,126  17,347
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.993 $13.509 $14.642 $15.827 $16.883
   Accumulation Unit Value, End of Period................. --  $13.509 $14.642 $15.827 $16.883 $17.540
   Number of Units Outstanding, End of Period............. --      710   1,621   1,628   1,195   1,107
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.336 $14.587 $16.545 $17.216 $19.626
   Accumulation Unit Value, End of Period................. --  $14.587 $16.545 $17.216 $19.626 $18.340
   Number of Units Outstanding, End of Period............. --    4,908  12,123  12,402  12,815  12,449
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.855 $13.108 $13.853 $14.295 $15.636
   Accumulation Unit Value, End of Period................. --  $13.108 $13.853 $14.295 $15.636 $15.449
   Number of Units Outstanding, End of Period............. --    2,243   1,181   1,179   1,139   1,103
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.696 $12.094 $12.859 $13.142 $14.453
   Accumulation Unit Value, End of Period................. --  $12.094 $12.859 $13.142 $14.453 $14.336
   Number of Units Outstanding, End of Period............. --    8,004  24,201  23,070  22,172  16,769
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.662 $14.071 $16.812 $17.937 $22.391
   Accumulation Unit Value, End of Period................. --  $14.071 $16.812 $17.937 $22.391 $26.387
   Number of Units Outstanding, End of Period............. --    1,221   1,354   1,348   1,335   1,320
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --       --      -- $15.820 $17.434 $18.066
   Accumulation Unit Value, End of Period................. --       --      -- $17.434 $18.066 $18.426
   Number of Units Outstanding, End of Period............. --       --      --   3,308   3,271   3,249
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.811 $13.574 $12.807 $13.302 $13.781
   Accumulation Unit Value, End of Period................. --  $13.574 $12.807 $13.302 $13.781 $14.288
   Number of Units Outstanding, End of Period............. --    2,540  17,520  16,550  15,275  13,529
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --  $10.590 $12.410 $11.119 $12.140 $12.516
   Accumulation Unit Value, End of Period................. --  $12.410 $11.119 $12.140 $12.516 $14.462
   Number of Units Outstanding, End of Period............. --    6,136   1,935   1,942   2,371   2,083
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.332 $11.593 $13.219
   Accumulation Unit Value, End of Period................. --       -- $11.332 $11.593 $13.219 $12.686
   Number of Units Outstanding, End of Period............. --       --   1,357   1,724   2,462   2,668
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.793 $13.367 $14.989 $16.160 $18.417
   Accumulation Unit Value, End of Period................. --  $13.367 $14.989 $16.160 $18.417 $18.551
   Number of Units Outstanding, End of Period............. --    7,791   9,193   9,336   9,638   9,721
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.880 $ 9.944 $10.179
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.880 $ 9.944 $10.179 $10.447
   Number of Units Outstanding, End of Period............. --        0   2,177   2,285   2,291   3,072
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.942 $11.749 $12.327 $13.038 $13.148
   Accumulation Unit Value, End of Period................. --  $11.749 $12.327 $13.038 $13.148 $15.068
   Number of Units Outstanding, End of Period............. --    4,096   4,952   4,730   4,528   4,077
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.306 $13.886 $15.020 $16.551 $18.020
   Accumulation Unit Value, End of Period................. --  $13.886 $15.020 $16.551 $18.020 $18.837
   Number of Units Outstanding, End of Period............. --        0     959     944     933   1,417
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.956 $11.560 $12.788
   Accumulation Unit Value, End of Period................. --       -- $10.956 $11.560 $12.788 $12.987
   Number of Units Outstanding, End of Period............. --       --       0      89     391     790
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.752 $12.226 $12.507
   Accumulation Unit Value, End of Period................. --       -- $10.752 $12.226 $12.507 $14.980
   Number of Units Outstanding, End of Period............. --       --  12,971  12,087  12,478  10,571
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.727 $12.172 $12.417
   Accumulation Unit Value, End of Period................. --       -- $10.727 $12.172 $12.417 $14.843
   Number of Units Outstanding, End of Period............. --       --   1,617   2,440   2,529   2,238
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.081 $12.192 $14.558
   Accumulation Unit Value, End of Period................. --  $10.000 $11.081 $12.192 $14.558 $15.702
   Number of Units Outstanding, End of Period............. --        0   1,186   1,189   1,284   1,559
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.823
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.823 $11.833
   Number of Units Outstanding, End of Period............. --       --      --      --     862   1,361
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.580 $15.872 $17.606 $19.348
   Accumulation Unit Value, End of Period................. --  $13.580 $15.872 $17.606 $19.348 $19.572
   Number of Units Outstanding, End of Period............. --    4,569   5,824   5,684   5,546   5,476

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.295 $12.465 $14.784
   Accumulation Unit Value, End of Period............ --       -- $11.295 $12.465 $14.784 $15.665
   Number of Units Outstanding, End of Period........ --       --  11,200  10,949  10,939  10,327
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.288 $12.440 $14.745
   Accumulation Unit Value, End of Period............ --       -- $11.288 $12.440 $14.745 $15.609
   Number of Units Outstanding, End of Period........ --       --   1,358   7,271  12,303   9,649
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.394 $14.524 $19.419 $22.279 $30.139
   Accumulation Unit Value, End of Period............ --  $14.524 $19.419 $22.279 $30.139 $24.497
   Number of Units Outstanding, End of Period........ --    2,370   6,415   7,556   6,875   7,854



* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the MAV Death Benefit Option, or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)) or (With the Enhanced Beneficiary Protection (Annual Increase) Option, added or on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or (With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70))


                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.252
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.252 $11.804
   Number of Units Outstanding, End of Period................      --      --      --      --       0  17,211
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.444
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.444 $11.114
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.473
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.473 $11.304
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.482
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.482 $11.428
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.335
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.335 $10.743
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.729
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.729 $11.680
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.805
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.805 $11.155
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.862
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.862 $11.164
   Number of Units Outstanding, End of Period................      --      --      --      --       0     797
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.847 $13.384 $14.532 $14.767 $16.925
   Accumulation Unit Value, End of Period.................... $10.847 $13.384 $14.532 $14.767 $16.925 $15.996
   Number of Units Outstanding, End of Period................       0  25,501  29,585  30,396   1,716  16,083
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.221 $11.192 $12.991
   Accumulation Unit Value, End of Period....................      --      -- $11.221 $11.192 $12.991 $13.229
   Number of Units Outstanding, End of Period................      --      --       0       0       0  12,621
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.519 $10.435 $11.360
   Accumulation Unit Value, End of Period....................      --      -- $10.519 $10.435 $11.360 $11.844
   Number of Units Outstanding, End of Period................      --      --       0   1,715       0   1,223
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.531 $15.535 $16.999 $17.486 $18.658
   Accumulation Unit Value, End of Period.................... $11.531 $15.535 $16.999 $17.486 $18.658 $20.371
   Number of Units Outstanding, End of Period................       0   4,748   4,616   4,729   4,800   4,741
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.222 $14.554 $17.679 $18.876 $21.676
   Accumulation Unit Value, End of Period.................... $11.222 $14.554 $17.679 $18.876 $21.676 $20.769
   Number of Units Outstanding, End of Period................     164  19,628  22,182  20,132       0   6,662
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.235 $10.289 $10.506
   Accumulation Unit Value, End of Period....................      --      -- $10.235 $10.289 $10.506 $10.993
   Number of Units Outstanding, End of Period................      --      --   2,728   2,586       0  14,811
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $11.000
   Accumulation Unit Value, End of Period....................      --      --      --      -- $11.000 $12.076
   Number of Units Outstanding, End of Period................      --      --      --      --       0   5,854
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.321 $12.680 $14.018 $15.213 $17.679
   Accumulation Unit Value, End of Period.................... $10.321 $12.680 $14.018 $15.213 $17.679 $17.956
   Number of Units Outstanding, End of Period................     388  14,375  23,641  28,867   1,324  30,363
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.229 $16.865 $20.645 $25.825 $32.472
   Accumulation Unit Value, End of Period.................... $11.229 $16.865 $20.645 $25.825 $32.472 $41.046
   Number of Units Outstanding, End of Period................       0   6,291   7,672   7,674       0   3,959
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.472 $13.591 $15.812 $17.101 $20.387
   Accumulation Unit Value, End of Period.................... $10.472 $13.591 $15.812 $17.101 $20.387 $23.103
   Number of Units Outstanding, End of Period................       0  13,856  17,001  16,727       0   8,802
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.718 $12.881 $14.507 $13.803 $15.280
   Accumulation Unit Value, End of Period.................... $10.718 $12.881 $14.507 $13.803 $15.280 $16.647
   Number of Units Outstanding, End of Period................       0   5,472   1,476   1,470   1,463   1,456
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.905 $11.449 $12.884
   Accumulation Unit Value, End of Period....................      --      -- $10.905 $11.449 $12.884 $13.496
   Number of Units Outstanding, End of Period................      --      --       0       0       0   6,601
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.356 $10.299 $11.053
   Accumulation Unit Value, End of Period....................      --      -- $10.356 $10.299 $11.053 $11.520
   Number of Units Outstanding, End of Period................      --      --   2,730   9,897       0  14,755
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.889 $11.036 $12.705
   Accumulation Unit Value, End of Period....................      --      -- $10.889 $11.036 $12.705 $12.899
   Number of Units Outstanding, End of Period................      --      --       0   1,300       0   1,647
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.137 $11.438 $12.115
   Accumulation Unit Value, End of Period....................      --      -- $11.137 $11.438 $12.115 $14.421
   Number of Units Outstanding, End of Period................      --      --       0       0       0   9,718
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.120 $11.814 $13.015
   Accumulation Unit Value, End of Period....................      --      -- $11.120 $11.814 $13.015 $12.849
   Number of Units Outstanding, End of Period................      --      --       0   2,147       0   6,587
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.693 $13.087 $14.105 $14.354 $15.621
   Accumulation Unit Value, End of Period.................... $10.693 $13.087 $14.101 $14.354 $15.621 $15.866
   Number of Units Outstanding, End of Period................     834  15,387  15,028  13,893       0  10,038
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.104 $10.150 $10.455
   Accumulation Unit Value, End of Period....................      --      -- $10.104 $10.150 $10.455 $10.681
   Number of Units Outstanding, End of Period................      --      --       0   1,352       0   1,474
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.277 $12.848 $13.226 $13.980
   Accumulation Unit Value, End of Period....................      -- $12.277 $12.848 $13.226 $13.980 $15.623
   Number of Units Outstanding, End of Period................      --   1,965   4,586   5,866   2,050   2,953
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.145 $14.227 $16.601 $18.588 $21.415
   Accumulation Unit Value, End of Period.................... $10.145 $14.227 $16.601 $18.588 $21.415 $22.297
   Number of Units Outstanding, End of Period................      12   4,893   6,198   5,790     276   6,624
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.658 $12.951 $13.823 $13.841 $14.841
   Accumulation Unit Value, End of Period.................... $10.658 $12.951 $13.823 $13.841 $14.841 $14.498
   Number of Units Outstanding, End of Period................       0  10,677  11,354  11,248     756  10,466

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.174 $12.627 $13.528 $14.042 $15.819
   Accumulation Unit Value, End of Period................. $10.174 $12.627 $13.528 $14.042 $15.819 $16.171
   Number of Units Outstanding, End of Period.............       0  22,649  25,357  24,086       0  21,635
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.350 $14.655 $17.145 $18.465 $20.784
   Accumulation Unit Value, End of Period................. $10.350 $14.655 $17.145 $18.465 $20.784 $20.115
   Number of Units Outstanding, End of Period.............       0  21,064  20,729  21,406       0  10,865
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.057 $12.384 $14.518 $15.959 $16.090
   Accumulation Unit Value, End of Period................. $10.057 $12.384 $14.518 $15.959 $16.090 $16.745
   Number of Units Outstanding, End of Period.............       0   2,301   2,385   2,909       0   3,279
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.548 $12.130 $12.911 $12.989 $13.673
   Accumulation Unit Value, End of Period................. $10.548 $12.130 $12.911 $12.989 $13.673 $14.702
   Number of Units Outstanding, End of Period.............     302  35,344  32,182  30,638       0  26,917
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.384 $12.425 $13.308 $13.975 $15.482
   Accumulation Unit Value, End of Period................. $10.384 $12.425 $13.308 $13.975 $15.482 $15.642
   Number of Units Outstanding, End of Period.............     337   3,074   3,059   3,044       0   1,203
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.794 $13.497 $14.721 $15.207 $17.303
   Accumulation Unit Value, End of Period................. $10.794 $13.497 $14.721 $15.207 $17.303 $15.957
   Number of Units Outstanding, End of Period.............     105  20,027  23,045  20,975       0  15,859
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.720 $11.296 $11.878 $13.199 $13.319
   Accumulation Unit Value, End of Period................. $ 9.720 $11.296 $11.878 $13.199 $13.319 $12.994
   Number of Units Outstanding, End of Period.............     349   4,801   5,146   4,026       0   3,784
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.737 $13.337 $14.472 $14.646 $15.891
   Accumulation Unit Value, End of Period................. $10.737 $13.337 $14.472 $14.646 $15.891 $16.032
   Number of Units Outstanding, End of Period.............       0   3,121   4,076   3,614       0   2,107
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.182 $10.436 $10.699 $10.750 $11.030
   Accumulation Unit Value, End of Period................. $10.182 $10.436 $10.699 $10.750 $11.030 $11.391
   Number of Units Outstanding, End of Period.............   5,847  45,841  45,527  37,275       0  30,908
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.601 $13.374 $15.254 $16.801 $21.065
   Accumulation Unit Value, End of Period................. $10.601 $13.374 $15.254 $16.801 $21.065 $22.405
   Number of Units Outstanding, End of Period.............     508  17,290  18,503  17,729       0  16,428
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.404 $12.984 $14.356 $15.334 $17.150
   Accumulation Unit Value, End of Period................. $10.404 $12.984 $14.356 $15.334 $17.150 $15.963
   Number of Units Outstanding, End of Period.............       0   9,477   8,897   5,866       0   2,450
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.981 $ 9.847 $ 9.730 $ 9.793 $10.036
   Accumulation Unit Value, End of Period................. $ 9.981 $ 9.847 $ 9.730 $ 9.793 $10.036 $10.321
   Number of Units Outstanding, End of Period.............   9,925  15,127  11,772  18,098       0  24,452
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.375 $13.488 $14.605 $15.771 $16.807
   Accumulation Unit Value, End of Period................. $10.375 $13.488 $14.605 $15.771 $16.807 $17.442
   Number of Units Outstanding, End of Period.............       0   1,156   1,096     997       0     850
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.200 $14.565 $16.503 $17.155 $19.537
   Accumulation Unit Value, End of Period................. $11.200 $14.565 $16.503 $17.155 $19.537 $18.238
   Number of Units Outstanding, End of Period.............      22   1,109   2,792   4,975       0   3,012
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.639 $13.088 $13.818 $14.245 $15.565
   Accumulation Unit Value, End of Period................. $10.639 $13.088 $13.818 $14.245 $15.565 $15.363
   Number of Units Outstanding, End of Period.............       0   6,228   2,716   2,689       0   1,786
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.511 $12.076 $12.827 $13.095 $14.387
   Accumulation Unit Value, End of Period................. $10.511 $12.076 $12.827 $13.095 $14.387 $14.256
   Number of Units Outstanding, End of Period.............     428      19  20,695  17,545       0  15,935
Putnam VT Utilities Growth and Income Fund - Class IB
(3) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.466 $14.049 $16.770 $17.874 $22.289
   Accumulation Unit Value, End of Period................. $11.466 $14.049 $16.770 $17.874 $22.289 $26.240
   Number of Units Outstanding, End of Period.............       0   1,804   2,488   2,334       0   1,074
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.369 $13.554 $15.780 $17.373 $17.983
   Accumulation Unit Value, End of Period................. $10.369 $13.554 $15.780 $17.373 $17.983 $18.323
   Number of Units Outstanding, End of Period.............     174   8,901   9,362   8,609       0   6,564
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.106 $12.391 $12.775 $13.254 $13.718
   Accumulation Unit Value, End of Period................. $10.106 $12.391 $12.775 $13.254 $13.718 $14.208
   Number of Units Outstanding, End of Period.............     854  27,268  30,818  26,194       0  18,053
Van Kampen LIT Aggressive Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.111 $12.119 $12.482
   Accumulation Unit Value, End of Period.................      --      -- $11.111 $12.119 $12.482 $14.408
   Number of Units Outstanding, End of Period.............      --      --   4,549   4,454       0   3,529
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.324 $11.573 $13.184
   Accumulation Unit Value, End of Period.................      --      -- $11.324 $11.573 $13.184 $12.638
   Number of Units Outstanding, End of Period.............      --      --       0     644       0     952
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.649 $13.347 $14.951 $16.103 $18.333
   Accumulation Unit Value, End of Period................. $10.649 $13.347 $14.951 $16.103 $18.333 $18.448
   Number of Units Outstanding, End of Period.............     201  16,774  16,725  18,344     316  18,958
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.870 $ 9.924 $10.148
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.870 $ 9.924 $10.148 $10.404
   Number of Units Outstanding, End of Period.............      --       0   5,465   1,859       0   2,847
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.056 $13.865 $14.982 $16.492 $17.939
   Accumulation Unit Value, End of Period................. $11.056 $13.865 $14.982 $16.492 $17.939 $18.733
   Number of Units Outstanding, End of Period.............       0   1,242   2,117     518       0   1,288
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.948 $11.540 $12.753
   Accumulation Unit Value, End of Period.................      --      -- $10.948 $11.540 $12.753 $12.938
   Number of Units Outstanding, End of Period.............      --      --       0   1,258       0   9,912
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.745 $12.205 $12.473
   Accumulation Unit Value, End of Period.................      --      -- $10.745 $12.205 $12.473 $14.924
   Number of Units Outstanding, End of Period.............      --      --  10,385   4,057   9,634   8,390
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.720 $12.152 $12.383
   Accumulation Unit Value, End of Period.................      --      -- $10.720 $12.152 $12.383 $14.788
   Number of Units Outstanding, End of Period.............      --      --     536     532       0     525
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.069 $12.168 $14.514
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.069 $12.168 $14.514 $15.638
   Number of Units Outstanding, End of Period.............      --       0   2,657   3,726       0   5,742
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.816
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.816 $11.813
   Number of Units Outstanding, End of Period.............      --      --      --      --       0   2,484
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.570 $15.845 $17.558 $19.276
   Accumulation Unit Value, End of Period.................      -- $13.570 $15.845 $17.558 $19.276 $19.480
   Number of Units Outstanding, End of Period.............      --     104   2,501   1,521       0   2,011
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.287 $12.444 $14.744
   Accumulation Unit Value, End of Period.................      --      -- $11.287 $12.444 $14.744 $15.607
   Number of Units Outstanding, End of Period.............      --      --  10,929   5,922   5,871   5,607
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.281 $12.419 $14.705
   Accumulation Unit Value, End of Period.................      --      -- $11.281 $12.419 $14.705 $15.551
   Number of Units Outstanding, End of Period.............      --      --   1,976   1,976       0   1,976
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.697 $14.502 $19.370 $22.200 $30.002
   Accumulation Unit Value, End of Period................. $10.697 $14.502 $19.370 $22.200 $30.002 $24.361
   Number of Units Outstanding, End of Period.............     675  10,447  12,089  11,053       0   3,788



* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research Class IB Sub-Account and the Putnam VT Utilities Growth and Income
    - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)) or (With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70))


                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.249
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.249 $11.794
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.440
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.440 $11.104
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.470
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.470 $11.295
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.479
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.479 $11.419
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.331
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.331 $10.734
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.726
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.726 $11.670
   Number of Units Outstanding, End of Period................  --       --      --      --       0     824
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.802
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.802 $11.145
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.858
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.858 $11.154
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.707 $13.380 $14.520 $14.747 $16.894
   Accumulation Unit Value, End of Period....................  --  $13.380 $14.520 $14.747 $16.894 $15.958
   Number of Units Outstanding, End of Period................  --    7,669  11,087  11,180       0   6,742
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.217 $11.183 $12.973
   Accumulation Unit Value, End of Period....................  --       -- $11.217 $11.183 $12.973 $13.205
   Number of Units Outstanding, End of Period................  --       --   1,596   1,652       0     144
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.517 $10.428 $11.347
   Accumulation Unit Value, End of Period....................  --       -- $10.517 $10.428 $11.347 $11.825
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.830 $15.530 $16.985 $17.463 $18.623
   Accumulation Unit Value, End of Period....................  --  $15.530 $16.985 $17.463 $18.623 $20.323
   Number of Units Outstanding, End of Period................  --        0      36      36      34      33
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.048 $14.549 $17.664 $18.850 $21.636
   Accumulation Unit Value, End of Period....................  --  $14.549 $17.664 $18.850 $21.636 $20.719
   Number of Units Outstanding, End of Period................  --    1,133   3,200   3,196       0   1,974
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.232 $10.280 $10.492
   Accumulation Unit Value, End of Period....................  --       -- $10.232 $10.280 $10.492 $10.972
   Number of Units Outstanding, End of Period................  --       --     687     987       0   1,059
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.996
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.996 $12.065
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.608 $12.675 $14.006 $15.193 $17.646
   Accumulation Unit Value, End of Period....................  --  $12.675 $14.006 $15.193 $17.646 $17.913
   Number of Units Outstanding, End of Period................  --    3,761   8,153   7,445       0   6,516
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.684 $16.859 $20.628 $25.790 $32.412
   Accumulation Unit Value, End of Period....................  --  $16.859 $20.628 $25.790 $32.412 $40.949
   Number of Units Outstanding, End of Period................  --        0     259     218       0   1,464
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.385 $13.586 $15.799 $17.078 $20.349
   Accumulation Unit Value, End of Period....................  --  $13.586 $15.799 $17.078 $20.349 $23.048
   Number of Units Outstanding, End of Period................  --        0      34      24       0       4
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.592 $12.877 $14.495 $13.784 $15.251
   Accumulation Unit Value, End of Period....................  --  $12.877 $14.495 $13.784 $15.251 $16.608
   Number of Units Outstanding, End of Period................  --        0     136     183     214     194
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.904 $11.442 $12.870
   Accumulation Unit Value, End of Period....................  --       -- $10.904 $11.442 $12.870 $13.474
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.355 $10.292 $11.040
   Accumulation Unit Value, End of Period....................  --       -- $10.355 $10.292 $11.040 $11.501
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.888 $11.029 $12.691
   Accumulation Unit Value, End of Period....................  --       -- $10.888 $11.029 $12.691 $12.878
   Number of Units Outstanding, End of Period................  --       --     892   3,068       0   3,079
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.136 $11.431 $12.101
   Accumulation Unit Value, End of Period....................  --       -- $11.136 $11.431 $12.101 $14.398
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.119 $11.806 $13.001
   Accumulation Unit Value, End of Period....................  --       -- $11.119 $11.806 $13.001 $12.828
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.113 $13.083 $14.093 $14.335 $15.592
   Accumulation Unit Value, End of Period....................  --  $13.083 $14.093 $14.335 $15.592 $15.829
   Number of Units Outstanding, End of Period................  --        0   2,149   2,160       0   2,144
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.102 $10.143 $10.443
   Accumulation Unit Value, End of Period....................  --       -- $10.102 $10.143 $10.443 $10.663
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.273 $12.837 $13.208 $13.954
   Accumulation Unit Value, End of Period....................  --  $12.273 $12.837 $13.208 $13.954 $15.586
   Number of Units Outstanding, End of Period................  --    2,574   4,994   5,216       0   4,597
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.087 $14.222 $16.587 $18.563 $21.375
   Accumulation Unit Value, End of Period....................  --  $14.222 $16.587 $18.563 $21.375 $22.244
   Number of Units Outstanding, End of Period................  --        0   2,015   1,996       0     666

Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.737 $12.946 $13.811 $13.822 $14.813
   Accumulation Unit Value, End of Period................. --  $12.946 $13.811 $13.822 $14.813 $14.463
   Number of Units Outstanding, End of Period............. --    3,913   7,014   6,093       0   1,438
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.468 $12.623 $13.517 $14.023 $15.790
   Accumulation Unit Value, End of Period................. --  $12.623 $13.517 $14.023 $15.790 $16.133
   Number of Units Outstanding, End of Period............. --    1,641   1,529   3,233       0   3,225
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.719 $14.650 $17.130 $18.440 $20.745
   Accumulation Unit Value, End of Period................. --  $14.650 $17.130 $18.440 $20.745 $20.067
   Number of Units Outstanding, End of Period............. --    1,111   1,779   1,771       0   1,470
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.345 $12.379 $14.505 $15.938 $16.060
   Accumulation Unit Value, End of Period................. --  $12.379 $14.505 $15.938 $16.060 $16.706
   Number of Units Outstanding, End of Period............. --    1,874       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.252 $12.126 $12.900 $12.971 $13.647
   Accumulation Unit Value, End of Period................. --  $12.126 $12.900 $12.971 $13.647 $14.667
   Number of Units Outstanding, End of Period............. --        0   5,292   1,969       0   1,718
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.757 $12.421 $13.297 $13.956 $15.453
   Accumulation Unit Value, End of Period................. --  $12.421 $13.297 $13.956 $15.453 $15.605
   Number of Units Outstanding, End of Period............. --        0     779   2,489       0   2,710
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.998 $13.493 $14.709 $15.186 $17.270
   Accumulation Unit Value, End of Period................. --  $13.493 $14.709 $15.186 $17.270 $15.919
   Number of Units Outstanding, End of Period............. --        0   3,218   1,620       0   1,620
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.238 $11.292 $11.868 $13.181 $13.294
   Accumulation Unit Value, End of Period................. --  $11.292 $11.868 $13.181 $13.294 $12.963
   Number of Units Outstanding, End of Period............. --        0     562     562       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.871 $13.333 $14.460 $14.626 $15.861
   Accumulation Unit Value, End of Period................. --  $13.333 $14.460 $14.626 $15.861 $15.994
   Number of Units Outstanding, End of Period............. --        0     694     709       0     729
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.361 $10.433 $10.689 $10.736 $11.009
   Accumulation Unit Value, End of Period................. --  $10.433 $10.689 $10.736 $11.009 $11.364
   Number of Units Outstanding, End of Period............. --        0   5,825   3,625       0   3,729
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.589 $13.370 $15.242 $16.778 $21.025
   Accumulation Unit Value, End of Period................. --  $13.370 $15.242 $16.778 $21.025 $22.352
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.697 $12.980 $14.344 $15.313 $17.118
   Accumulation Unit Value, End of Period................. --  $12.980 $14.344 $15.313 $17.118 $15.925
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.942 $ 9.844 $ 9.721 $ 9.779 $10.017
   Accumulation Unit Value, End of Period................. --  $ 9.844 $ 9.721 $ 9.779 $10.017 $10.297
   Number of Units Outstanding, End of Period............. --        0   4,565   2,690       0   7,475
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.984 $13.484 $14.592 $15.750 $16.775
   Accumulation Unit Value, End of Period................. --  $13.484 $14.592 $15.750 $16.775 $17.401
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.326 $14.560 $16.489 $17.132 $19.501
   Accumulation Unit Value, End of Period................. --  $14.560 $16.489 $17.132 $19.501 $18.195
   Number of Units Outstanding, End of Period............. --        0   2,305   2,353       0   1,193
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.846 $13.083 $13.807 $14.225 $15.536
   Accumulation Unit Value, End of Period................. --  $13.083 $13.807 $14.225 $15.536 $15.326
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.687 $12.072 $12.816 $13.077 $14.360
   Accumulation Unit Value, End of Period................. --  $12.072 $12.816 $13.077 $14.360 $14.222
   Number of Units Outstanding, End of Period............. --        0     752   4,037       0   4,037
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.652 $14.045 $16.755 $17.849 $22.247
   Accumulation Unit Value, End of Period................. --  $14.045 $16.755 $17.849 $22.247 $26.178
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.803 $13.549 $15.767 $17.349 $17.950
   Accumulation Unit Value, End of Period................. --  $13.549 $15.767 $17.349 $17.950 $18.280
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.583 $12.387 $12.764 $13.237 $13.693
   Accumulation Unit Value, End of Period................. --  $12.387 $12.764 $13.237 $13.693 $14.174
   Number of Units Outstanding, End of Period............. --    2,071       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.107 $12.109 $12.465
   Accumulation Unit Value, End of Period................. --       -- $11.107 $12.109 $12.465 $14.381
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.320 $11.563 $13.166
   Accumulation Unit Value, End of Period................. --       -- $11.320 $11.563 $13.166 $12.615
   Number of Units Outstanding, End of Period............. --       --      72     118       0     135
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.784 $13.342 $14.938 $16.081 $18.299
   Accumulation Unit Value, End of Period................. --  $13.342 $14.938 $16.081 $18.299 $18.404
   Number of Units Outstanding, End of Period............. --        0   1,959   1,800       0   1,534
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.865 $ 9.914 $10.133
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.865 $ 9.914 $10.133 $10.383
   Number of Units Outstanding, End of Period............. --        0   3,073     885       0     725
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.934 $11.727 $12.285 $12.974 $13.064
   Accumulation Unit Value, End of Period................. --  $11.727 $12.285 $12.974 $13.064 $14.948
   Number of Units Outstanding, End of Period............. --        0     436     434       0     434
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.295 $13.861 $14.969 $16.470 $17.905
   Accumulation Unit Value, End of Period................. --  $13.861 $14.969 $16.470 $17.905 $18.688
   Number of Units Outstanding, End of Period............. --      899     106     174       0     198
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.944 $11.531 $12.736
   Accumulation Unit Value, End of Period................. --       -- $10.944 $11.531 $12.736 $12.914
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.741 $12.195 $12.456
   Accumulation Unit Value, End of Period................. --       -- $10.741 $12.195 $12.456 $14.896
   Number of Units Outstanding, End of Period............. --       --   1,949   1,386   1,459   1,945
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.716 $12.142 $12.367
   Accumulation Unit Value, End of Period................. --       -- $10.716 $12.142 $12.367 $14.760
   Number of Units Outstanding, End of Period............. --       --     906   2,976   3,087   2,735
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.064 $12.155 $14.491
   Accumulation Unit Value, End of Period................. --  $10.000 $11.064 $12.155 $14.491 $15.607
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.813
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.813 $11.803
   Number of Units Outstanding, End of Period............. --       --      --      --       0     965
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.566 $15.831 $17.534 $19.240
   Accumulation Unit Value, End of Period................. --  $13.566 $15.831 $17.534 $19.240 $19.433
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.283 $12.433 $14.724
   Accumulation Unit Value, End of Period............ --       -- $11.283 $12.433 $14.724 $15.578
   Number of Units Outstanding, End of Period........ --       --     225     262     245     213
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.277 $12.408 $14.685
   Accumulation Unit Value, End of Period............ --       -- $11.277 $12.408 $14.685 $15.522
   Number of Units Outstanding, End of Period........ --       --   1,055   1,073       0   1,088
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.385 $14.497 $19.354 $22.170 $29.946
   Accumulation Unit Value, End of Period............ --  $14.497 $19.354 $22.170 $29.946 $24.303
   Number of Units Outstanding, End of Period........ --        0   1,331     313       0     304



* The Allstate Advisor Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for each Variable Sub-Account since Contracts were first offered* (with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 0-70))


                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.242
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.242 $11.774
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.433
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.433 $11.085
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.463
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.463 $11.275
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.472
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.472 $11.399
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.324
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.324 $10.716
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.720
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.720 $11.650
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.794
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.794 $11.126
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.852
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.852 $11.135
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.844 $13.359 $14.483 $14.695 $16.817
   Accumulation Unit Value, End of Period.................... $10.844 $13.359 $14.483 $14.695 $16.817 $15.869
   Number of Units Outstanding, End of Period................     570   5,100   5,910   5,709       0   4,350
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.210 $11.164 $12.938
   Accumulation Unit Value, End of Period....................      --      -- $11.210 $11.164 $12.938 $13.155
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.515 $10.415 $11.321
   Accumulation Unit Value, End of Period....................      --      -- $10.515 $10.415 $11.321 $11.786
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.528 $15.507 $16.942 $17.401 $18.538
   Accumulation Unit Value, End of Period.................... $11.528 $15.507 $16.942 $17.401 $18.538 $20.209
   Number of Units Outstanding, End of Period................     399     399     399     399     399     399
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.218 $14.527 $17.619 $18.784 $21.537
   Accumulation Unit Value, End of Period.................... $11.218 $14.527 $17.619 $18.784 $21.537 $20.604
   Number of Units Outstanding, End of Period................       0     336     688     881       0   1,028
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.225 $10.263 $10.463
   Accumulation Unit Value, End of Period....................      --      -- $10.225 $10.263 $10.463 $10.931
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.989
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.989 $12.045
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.318 $12.656 $13.971 $15.139 $17.566
   Accumulation Unit Value, End of Period.................... $10.318 $12.656 $13.971 $15.139 $17.566 $17.813
   Number of Units Outstanding, End of Period................     598   5,774   6,696   6,325       0   4,773
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.226 $16.833 $20.576 $25.699 $32.264
   Accumulation Unit Value, End of Period.................... $11.226 $16.833 $20.576 $25.699 $32.264 $40.721
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.468 $13.565 $15.759 $17.017 $20.256
   Accumulation Unit Value, End of Period.................... $10.468 $13.565 $15.759 $17.017 $20.256 $22.920
   Number of Units Outstanding, End of Period................       0   3,988   4,036   3,722       0   2,386
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.714 $12.857 $14.458 $13.735 $15.182
   Accumulation Unit Value, End of Period.................... $10.714 $12.857 $14.458 $13.735 $15.182 $16.515
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.901 $11.427 $12.840
   Accumulation Unit Value, End of Period....................      --      -- $10.901 $11.427 $12.840 $13.429
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.352 $10.279 $11.015
   Accumulation Unit Value, End of Period....................      --      -- $10.352 $10.279 $11.015 $11.463
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.885 $11.015 $12.662
   Accumulation Unit Value, End of Period....................      --      -- $10.885 $11.015 $12.662 $12.835
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.133 $11.417 $12.073
   Accumulation Unit Value, End of Period....................      --      -- $11.133 $11.417 $12.073 $14.350
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.116 $11.791 $12.971
   Accumulation Unit Value, End of Period....................      --      -- $11.116 $11.791 $12.971 $12.785
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.689 $13.063 $14.057 $14.284 $15.521
   Accumulation Unit Value, End of Period.................... $10.689 $13.063 $14.057 $14.284 $15.521 $15.740
   Number of Units Outstanding, End of Period................       0   9,972   9,972   9,972       0   9,972
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.100 $10.130 $10.419
   Accumulation Unit Value, End of Period....................      --      -- $10.100 $10.130 $10.419 $10.628
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.264 $12.815 $13.172 $13.902
   Accumulation Unit Value, End of Period....................      -- $12.264 $12.815 $13.172 $13.902 $15.512
   Number of Units Outstanding, End of Period................      --       0       0       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.141 $14.200 $16.545 $18.497 $21.278
   Accumulation Unit Value, End of Period................. $10.141 $14.200 $16.545 $18.497 $21.278 $22.120
   Number of Units Outstanding, End of Period.............       0  10,141       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.654 $12.927 $13.776 $13.773 $14.746
   Accumulation Unit Value, End of Period................. $10.654 $12.927 $13.776 $13.773 $14.746 $14.383
   Number of Units Outstanding, End of Period.............       0   2,095   2,792   2,733       0   2,699
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.170 $12.604 $13.482 $13.974 $15.718
   Accumulation Unit Value, End of Period................. $10.170 $12.604 $13.482 $13.974 $15.718 $16.043
   Number of Units Outstanding, End of Period.............     596   3,563   3,511   3,184       0   1,859
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.347 $14.628 $17.087 $18.375 $20.650
   Accumulation Unit Value, End of Period................. $10.347 $14.628 $17.087 $18.375 $20.650 $19.955
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.054 $12.361 $14.469 $15.881 $15.986
   Accumulation Unit Value, End of Period................. $10.054 $12.361 $14.469 $15.881 $15.986 $16.612
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.544 $12.108 $12.868 $12.925 $13.585
   Accumulation Unit Value, End of Period................. $10.544 $12.108 $12.868 $12.925 $13.585 $14.585
   Number of Units Outstanding, End of Period.............   1,559  10,907  10,785  10,174       0   7,918
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.381 $12.402 $13.263 $13.906 $15.383
   Accumulation Unit Value, End of Period................. $10.381 $12.402 $13.263 $13.906 $15.383 $15.518
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.791 $13.472 $14.671 $15.132 $17.192
   Accumulation Unit Value, End of Period................. $10.791 $13.472 $14.671 $15.132 $17.192 $15.830
   Number of Units Outstanding, End of Period.............     665   2,374   2,098   1,909       0   1,658
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.717 $11.275 $11.838 $13.135 $13.234
   Accumulation Unit Value, End of Period................. $ 9.717 $11.275 $11.838 $13.135 $13.234 $12.891
   Number of Units Outstanding, End of Period.............       0     435     517     494       0     583
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.734 $13.312 $14.423 $14.575 $15.789
   Accumulation Unit Value, End of Period................. $10.734 $13.312 $14.423 $14.575 $15.789 $15.905
   Number of Units Outstanding, End of Period.............       0   1,989   1,588   1,337       0   1,022
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.178 $10.417 $10.662 $10.697 $10.959
   Accumulation Unit Value, End of Period................. $10.178 $10.417 $10.662 $10.697 $10.959 $11.301
   Number of Units Outstanding, End of Period.............     998   5,803   5,972   5,397       0   4,672
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.597 $13.350 $15.203 $16.719 $20.930
   Accumulation Unit Value, End of Period................. $10.597 $13.350 $15.203 $16.719 $20.930 $22.227
   Number of Units Outstanding, End of Period.............   1,034   2,219   2,124   2,075       0   1,770
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.400 $12.960 $14.308 $15.259 $17.040
   Accumulation Unit Value, End of Period................. $10.400 $12.960 $14.308 $15.259 $17.040 $15.836
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.978 $ 9.829 $ 9.697 $ 9.745 $ 9.971
   Accumulation Unit Value, End of Period................. $ 9.978 $ 9.829 $ 9.697 $ 9.745 $ 9.971 $10.239
   Number of Units Outstanding, End of Period.............     618   2,196   4,978   5,180       0   5,566
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.372 $13.463 $14.556 $15.694 $16.699
   Accumulation Unit Value, End of Period................. $10.372 $13.463 $14.556 $15.694 $16.699 $17.304
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.197 $14.538 $16.447 $17.071 $19.412
   Accumulation Unit Value, End of Period................. $11.197 $14.538 $16.447 $17.071 $19.412 $18.093
   Number of Units Outstanding, End of Period.............       0       0     250     390       0     558
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.635 $13.064 $13.772 $14.175 $15.465
   Accumulation Unit Value, End of Period................. $10.635 $13.064 $13.772 $14.175 $15.465 $15.241
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.508 $12.054 $12.784 $13.031 $14.295
   Accumulation Unit Value, End of Period................. $10.508 $12.054 $12.784 $13.031 $14.295 $14.143
   Number of Units Outstanding, End of Period.............     586   3,964   3,935   3,624       0   2,411
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.462 $14.023 $16.713 $17.786 $22.146
   Accumulation Unit Value, End of Period................. $11.462 $14.023 $16.713 $17.786 $22.146 $26.032
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.365 $13.529 $15.727 $17.288 $17.868
   Accumulation Unit Value, End of Period................. $10.365 $13.529 $15.702 $17.288 $17.868 $18.178
   Number of Units Outstanding, End of Period.............     447     781     702     689       0     662
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.102 $12.368 $12.732 $13.190 $13.631
   Accumulation Unit Value, End of Period................. $10.102 $12.368 $12.732 $13.190 $13.631 $14.095
   Number of Units Outstanding, End of Period.............   1,286   2,506   2,629   2,633       0   2,837
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.100 $12.088 $12.432
   Accumulation Unit Value, End of Period.................      --      -- $11.100 $12.088 $12.432 $14.327
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.312 $11.544 $13.130
   Accumulation Unit Value, End of Period.................      --      -- $11.312 $11.544 $13.130 $12.568
   Number of Units Outstanding, End of Period.............      --      --     363     579       0     803
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.646 $13.322 $14.901 $16.024 $18.215
   Accumulation Unit Value, End of Period................. $10.646 $13.322 $14.901 $16.024 $18.215 $18.301
   Number of Units Outstanding, End of Period.............       0       0   1,504   1,768       0   2,137
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.855 $ 9.894 $10.102
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.855 $ 9.894 $10.102 $10.341
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0

Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.404 $11.709 $12.254 $12.928 $13.004
   Accumulation Unit Value, End of Period............... $ 9.404 $11.709 $12.254 $12.928 $13.004 $14.865
   Number of Units Outstanding, End of Period...........       0       0     838   1,232       0   1,713
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $11.052 $13.840 $14.932 $16.411 $17.824
   Accumulation Unit Value, End of Period............... $11.052 $13.840 $14.932 $16.411 $17.824 $18.584
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      -- $10.000 $10.937 $11.511 $12.702
   Accumulation Unit Value, End of Period...............      --      -- $10.937 $11.511 $12.702 $12.866
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $10.734 $10.734 $12.422
   Accumulation Unit Value, End of Period...............      --      -- $10.734 $12.174 $12.422 $14.840
   Number of Units Outstanding, End of Period...........      --      --   1,982   1,587   1,231       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $10.709 $10.709 $12.333
   Accumulation Unit Value, End of Period...............      --      -- $10.709 $12.121 $12.333 $14.705
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $10.000 $11.052 $12.131 $14.447
   Accumulation Unit Value, End of Period...............      -- $10.000 $11.052 $12.131 $14.447 $15.543
   Number of Units Outstanding, End of Period...........      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      --      --      -- $10.000 $ 9.806
   Accumulation Unit Value, End of Period...............      --      --      --      -- $ 9.806 $11.783
   Number of Units Outstanding, End of Period...........      --      --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $13.556 $15.804 $17.487 $19.168
   Accumulation Unit Value, End of Period...............      -- $13.556 $15.804 $17.487 $19.168 $19.341
   Number of Units Outstanding, End of Period...........      --     356     397     385       0     371
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.276 $12.412 $14.684
   Accumulation Unit Value, End of Period...............      --      -- $11.276 $12.412 $14.684 $15.519
   Number of Units Outstanding, End of Period...........      --      --   2,244   2,122   2,017   1,911
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.269 $12.387 $14.645
   Accumulation Unit Value, End of Period...............      --      -- $11.269 $12.387 $14.645 $15.464
   Number of Units Outstanding, End of Period...........      --      --     566     865       0     990
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $10.694 $14.475 $19.305 $22.091 $29.810
   Accumulation Unit Value, End of Period............... $10.694 $14.475 $19.305 $22.091 $29.810 $24.167
   Number of Units Outstanding, End of Period...........     585   2,037   2,427   2,218       0   2,118



* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered May 1, 2004. Accumulation Unit Values for the Variable Sub-Accounts first offered under the Contracts on December 31, 2003 and May 1, 2004 shown, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70)) or (With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79))


                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.238
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.238 $11.764
   Number of Units Outstanding, End of Period................  --       --      --      --       0     673
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.429
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.429 $11.076
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.459
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.459 $11.266
   Number of Units Outstanding, End of Period................  --       --      --      --       0   7,734
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.468
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.468 $11.389
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.320
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.320 $10.707
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.716
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.716 $11.640
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.791
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.791 $11.117
   Number of Units Outstanding, End of Period................  --       --      --      --       0   4,020
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.848
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.848 $11.126
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.707 $13.366 $14.483 $14.687 $16.799
   Accumulation Unit Value, End of Period....................  --  $13.366 $14.483 $14.687 $16.799 $15.844
   Number of Units Outstanding, End of Period................  --    6,414  13,159  11,499       0   8,625
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.206 $11.154 $12.920
   Accumulation Unit Value, End of Period....................  --       -- $11.206 $11.154 $12.920 $13.131
   Number of Units Outstanding, End of Period................  --       --   5,667   4,739       0   4,730
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.513 $10.409 $11.308
   Accumulation Unit Value, End of Period....................  --       -- $10.513 $10.409 $11.308 $11.766
   Number of Units Outstanding, End of Period................  --       --   1,643   2,729       0   3,251
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.830 $15.514 $16.942 $17.391 $18.519
   Accumulation Unit Value, End of Period....................  --  $15.514 $16.942 $17.391 $18.519 $20.178
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.048 $14.534 $17.619 $18.774 $21.515
   Accumulation Unit Value, End of Period....................  --  $14.534 $17.619 $18.774 $21.515 $20.572
   Number of Units Outstanding, End of Period................  --    8,942  19,864  19,233       0  18,274
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.221 $10.254 $10.449
   Accumulation Unit Value, End of Period....................  --       -- $10.221 $10.254 $10.449 $10.911
   Number of Units Outstanding, End of Period................  --       --   3,488   3,520       0   4,063
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.985
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.985 $12.034
   Number of Units Outstanding, End of Period................  --       --      --      --       0   3,578
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.608 $12.662 $13.970 $15.131 $17.548
   Accumulation Unit Value, End of Period....................  --  $12.662 $13.970 $15.131 $17.548 $17.786
   Number of Units Outstanding, End of Period................  --    9,049  16,465  16,316       0  11,768
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.684 $16.842 $20.575 $25.685 $32.231
   Accumulation Unit Value, End of Period....................  --  $16.842 $20.575 $25.685 $32.231 $40.658
   Number of Units Outstanding, End of Period................  --      798   8,472  10,583       0  10,979
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.385 $13.572 $15.759 $17.008 $20.235
   Accumulation Unit Value, End of Period....................  --  $13.572 $15.759 $17.008 $20.235 $22.884
   Number of Units Outstanding, End of Period................  --    9,394  16,188  16,699       0  17,130
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.592 $12.863 $14.458 $13.728 $15.166
   Accumulation Unit Value, End of Period....................  --  $12.863 $14.458 $13.728 $15.166 $16.490
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.899 $11.420 $12.826
   Accumulation Unit Value, End of Period....................  --       -- $10.899 $11.420 $12.826 $13.407
   Number of Units Outstanding, End of Period................  --       --     419     975       0   2,637
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.351 $10.273 $11.003
   Accumulation Unit Value, End of Period....................  --       -- $10.351 $10.273 $11.003 $11.444
   Number of Units Outstanding, End of Period................  --       --   1,686   2,590       0   1,799
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.884 $11.008 $12.647
   Accumulation Unit Value, End of Period....................  --       -- $10.884 $11.008 $12.647 $12.814
   Number of Units Outstanding, End of Period................  --       --     741   1,708       0   1,636
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.132 $11.409 $12.060
   Accumulation Unit Value, End of Period....................  --       -- $11.132 $11.409 $12.060 $14.326
   Number of Units Outstanding, End of Period................  --       --       0       0       0   2,095
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.115 $11.784 $12.956
   Accumulation Unit Value, End of Period....................  --       -- $11.115 $11.784 $12.956 $12.764
   Number of Units Outstanding, End of Period................  --       --   2,877   3,398       0   3,980
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.113 $13.069 $14.057 $14.277 $15.505
   Accumulation Unit Value, End of Period....................  --  $13.069 $14.057 $14.277 $15.505 $15.716
   Number of Units Outstanding, End of Period................  --    6,553  18,490  18,615       0  11,507
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.099 $10.124 $10.407
   Accumulation Unit Value, End of Period....................  --       -- $10.099 $10.124 $10.407 $10.611
   Number of Units Outstanding, End of Period................  --       --   7,124   7,433       0   3,587
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.260 $12.805 $13.154 $13.876
   Accumulation Unit Value, End of Period....................  --  $12.260 $12.805 $13.154 $13.876 $15.475
   Number of Units Outstanding, End of Period................  --   11,735  28,900  28,532       0  19,535
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.087 $14.207 $16.545 $18.487 $21.256
   Accumulation Unit Value, End of Period....................  --  $14.207 $16.545 $18.487 $21.256 $22.086
   Number of Units Outstanding, End of Period................  --    9,009  10,742  13,140       0  10,246

Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.737 $12.933 $13.776 $13.766 $14.730
   Accumulation Unit Value, End of Period................. --  $12.933 $13.776 $13.766 $14.730 $14.360
   Number of Units Outstanding, End of Period............. --    3,784  27,865  30,888       0  20,585
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.468 $12.610 $13.482 $13.966 $15.701
   Accumulation Unit Value, End of Period................. --  $12.610 $13.482 $13.966 $15.701 $16.018
   Number of Units Outstanding, End of Period............. --   14,325  23,569  26,249       0  21,791
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.719 $14.635 $17.087 $18.365 $20.629
   Accumulation Unit Value, End of Period................. --  $14.635 $17.087 $18.365 $20.629 $19.925
   Number of Units Outstanding, End of Period............. --    9,564  17,730  17,054       0  13,137
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.345 $12.367 $14.468 $15.873 $15.970
   Accumulation Unit Value, End of Period................. --  $12.367 $14.468 $15.873 $15.970 $16.587
   Number of Units Outstanding, End of Period............. --    8,270  22,949  23,630       0  21,013
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.252 $12.114 $12.867 $12.918 $13.571
   Accumulation Unit Value, End of Period................. --  $12.114 $12.867 $12.918 $13.571 $14.562
   Number of Units Outstanding, End of Period............. --   12,851  39,449  43,327       0  29,171
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.756 $12.408 $13.263 $13.899 $15.367
   Accumulation Unit Value, End of Period................. --  $12.408 $13.263 $13.899 $15.367 $15.494
   Number of Units Outstanding, End of Period............. --        0   4,154   2,668       0   3,338
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.998 $13.479 $14.671 $15.124 $17.174
   Accumulation Unit Value, End of Period................. --  $13.479 $14.671 $15.124 $17.174 $15.806
   Number of Units Outstanding, End of Period............. --   12,776  29,015  28,084       0  25,435
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.238 $11.281 $11.838 $13.128 $13.220
   Accumulation Unit Value, End of Period................. --  $11.281 $11.838 $13.128 $13.220 $12.871
   Number of Units Outstanding, End of Period............. --    5,054  13,584  13,256       0  11,355
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.871 $13.319 $14.423 $14.567 $15.772
   Accumulation Unit Value, End of Period................. --  $13.319 $14.423 $14.567 $15.772 $15.881
   Number of Units Outstanding, End of Period............. --    2,954  11,842  11,378       0   9,344
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.361 $10.422 $10.662 $10.692 $10.948
   Accumulation Unit Value, End of Period................. --  $10.422 $10.662 $10.692 $10.948 $11.283
   Number of Units Outstanding, End of Period............. --   20,519  49,072  53,873       0  46,398
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.580 $13.356 $15.203 $16.710 $20.908
   Accumulation Unit Value, End of Period................. --  $13.356 $15.203 $16.710 $20.908 $22.193
   Number of Units Outstanding, End of Period............. --    1,504   5,112   6,279       0   9,605
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.697 $12.966 $14.308 $15.251 $17.022
   Accumulation Unit Value, End of Period................. --  $12.966 $14.308 $15.251 $17.022 $15.812
   Number of Units Outstanding, End of Period............. --    1,089   4,584   4,561       0   4,455
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.942 $ 9.834 $ 9.697 $ 9.740 $ 9.961
   Accumulation Unit Value, End of Period................. --  $ 9.834 $ 9.697 $ 9.740 $ 9.961 $10.223
   Number of Units Outstanding, End of Period............. --    1,411  18,684  19,944       0  15,045
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.984 $13.470 $14.555 $15.686 $16.682
   Accumulation Unit Value, End of Period................. --  $13.470 $14.555 $15.686 $16.682 $17.277
   Number of Units Outstanding, End of Period............. --    3,072   2,704   2,145       0   1,541
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.326 $14.545 $16.447 $17.062 $19.392
   Accumulation Unit Value, End of Period................. --  $14.545 $16.447 $17.062 $19.392 $18.065
   Number of Units Outstanding, End of Period............. --    3,196       5   3,365       0   2,513
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.846 $13.070 $13.771 $14.167 $15.449
   Accumulation Unit Value, End of Period................. --  $13.070 $13.771 $14.167 $15.449 $15.217
   Number of Units Outstanding, End of Period............. --    1,293   3,828   3,658       0   3,596
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.687 $12.060 $12.783 $13.024 $14.280
   Accumulation Unit Value, End of Period................. --  $12.060 $12.783 $13.024 $14.280 $14.121
   Number of Units Outstanding, End of Period............. --   10,003  31,531  32,194       0  29,033
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.652 $14.030 $16.713 $17.777 $22.123
   Accumulation Unit Value, End of Period................. --  $14.030 $16.713 $17.777 $22.123 $25.991
   Number of Units Outstanding, End of Period............. --      847   2,575   1,332       0   1,095
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.803 $13.535 $15.726 $17.278 $17.850
   Accumulation Unit Value, End of Period................. --  $13.535 $15.726 $17.278 $17.850 $18.150
   Number of Units Outstanding, End of Period............. --    5,259  12,861  13,827       0  10,632
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.583 $12.374 $12.732 $13.183 $13.616
   Accumulation Unit Value, End of Period................. --  $12.374 $12.732 $13.183 $13.616 $14.073
   Number of Units Outstanding, End of Period............. --   14,461  28,061  27,583       0  25,698
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.096 $12.078 $12.415
   Accumulation Unit Value, End of Period................. --       -- $11.096 $12.078 $12.415 $14.300
   Number of Units Outstanding, End of Period............. --       --  11,593  11,580       0   7,233
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.309 $11.534 $13.112
   Accumulation Unit Value, End of Period................. --       -- $11.309 $11.534 $13.112 $12.544
   Number of Units Outstanding, End of Period............. --       --   8,931  13,719       0  10,065
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.783 $13.328 $14.900 $16.016 $18.196
   Accumulation Unit Value, End of Period................. --  $13.328 $14.900 $16.016 $18.196 $18.273
   Number of Units Outstanding, End of Period............. --   12,743  19,585  21,683       0  17,992
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.850 $ 9.884 $10.086
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.850 $ 9.884 $10.086 $10.320
   Number of Units Outstanding, End of Period............. --        0  12,026  12,651       0   8,353
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.934 $11.715 $12.254 $12.921 $12.991
   Accumulation Unit Value, End of Period................. --  $11.715 $12.254 $12.921 $12.991 $14.842
   Number of Units Outstanding, End of Period............. --    3,348   8,995   8,596       0   5,512
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.295 $13.847 $14.931 $16.403 $17.805
   Accumulation Unit Value, End of Period................. --  $13.847 $14.931 $16.403 $17.805 $18.555
   Number of Units Outstanding, End of Period............. --      576   2,472   2,472       0   2,573
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.933 $11.501 $12.684
   Accumulation Unit Value, End of Period................. --       -- $10.933 $11.501 $12.684 $12.842
   Number of Units Outstanding, End of Period............. --       --      42      40       0      39
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.730 $12.164 $12.405
   Accumulation Unit Value, End of Period................. --       -- $10.730 $12.164 $12.405 $14.813
   Number of Units Outstanding, End of Period............. --       --   7,081   6,573   6,415   5,308
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.705 $12.111 $12.316
   Accumulation Unit Value, End of Period................. --       -- $10.705 $12.111 $12.316 $14.677
   Number of Units Outstanding, End of Period............. --       --   1,033     922       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.047 $12.118 $14.425
   Accumulation Unit Value, End of Period................. --  $10.000 $11.047 $12.118 $14.425 $15.511
   Number of Units Outstanding, End of Period............. --        0       0   4,189       0   6,481
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.803
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.803 $11.773
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.552 $15.791 $17.463 $19.132
   Accumulation Unit Value, End of Period................. --  $13.552 $15.791 $17.463 $19.132 $19.295
   Number of Units Outstanding, End of Period............. --    1,958   7,300   7,213       0   6,355

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.272 $12.402 $14.664
   Accumulation Unit Value, End of Period............ --       -- $11.272 $12.402 $14.664 $15.490
   Number of Units Outstanding, End of Period........ --       --   8,531   8,408   7,864   7,101
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.265 $12.377 $14.626
   Accumulation Unit Value, End of Period............ --       -- $11.265 $12.377 $14.626 $15.435
   Number of Units Outstanding, End of Period........ --       --   1,556   3,272       0   3,869
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.385 $14.482 $19.304 $22.080 $29.779
   Accumulation Unit Value, End of Period............ --  $14.482 $19.304 $22.080 $29.779 $24.130
   Number of Units Outstanding, End of Period........ --    2,437  13,186  13,396       0  10,628



* The Allstate Advisor Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79))


                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.231
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.231 $11.743
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.422
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.422 $11.057
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.452
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.452 $11.246
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.461
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.461 $11.370
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.313
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.313 $10.688
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.710
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.710 $11.620
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.783
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.783 $11.098
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.841
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.841 $11.107
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.698 $13.346 $14.446 $14.635 $16.723
   Accumulation Unit Value, End of Period....................  --  $13.346 $14.446 $14.635 $16.723 $15.756
   Number of Units Outstanding, End of Period................  --        0       0      28      28      28
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.198 $11.135 $12.885
   Accumulation Unit Value, End of Period....................  --       -- $11.198 $11.135 $12.885 $13.082
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.511 $10.395 $11.282
   Accumulation Unit Value, End of Period....................  --       -- $10.511 $10.395 $11.282 $11.727
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.820 $15.491 $16.899 $17.330 $18.434
   Accumulation Unit Value, End of Period....................  --  $15.491 $16.899 $17.330 $18.434 $20.065
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.039 $14.512 $17.574 $18.707 $21.417
   Accumulation Unit Value, End of Period....................  --  $14.512 $17.574 $18.707 $21.417 $20.457
   Number of Units Outstanding, End of Period................  --       30      27      22      22      22
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.214 $10.237 $10.421
   Accumulation Unit Value, End of Period....................  --       -- $10.214 $10.237 $10.421 $10.870
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.977
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.977 $12.014
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.599 $12.643 $13.935 $15.077 $17.467
   Accumulation Unit Value, End of Period....................  --  $12.643 $13.935 $15.077 $17.467 $17.686
   Number of Units Outstanding, End of Period................  --       37      37       0       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.674 $16.816 $20.523 $25.594 $32.084
   Accumulation Unit Value, End of Period....................  --  $16.816 $20.523 $25.594 $32.084 $40.431
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.377 $13.551 $15.719 $16.948 $20.143
   Accumulation Unit Value, End of Period....................  --  $13.551 $15.719 $16.948 $20.143 $22.756
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.583 $12.844 $14.421 $13.679 $15.097
   Accumulation Unit Value, End of Period....................  --  $12.844 $14.421 $13.679 $15.097 $16.398
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.897 $11.405 $12.796
   Accumulation Unit Value, End of Period....................  --       -- $10.891 $11.405 $12.796 $13.363
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.348 $10.260 $10.977
   Accumulation Unit Value, End of Period....................  --       -- $10.348 $10.260 $10.977 $11.406
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.881 $10.994 $12.619
   Accumulation Unit Value, End of Period....................  --       -- $10.881 $10.994 $12.619 $12.771
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.129 $11.395 $12.032
   Accumulation Unit Value, End of Period....................  --       -- $11.129 $11.395 $12.032 $14.279
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.112 $11.769 $12.926
   Accumulation Unit Value, End of Period....................  --       -- $11.112 $11.769 $12.926 $12.722
   Number of Units Outstanding, End of Period................  --       --       0      18      18      18
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.104 $13.050 $14.021 $14.226 $15.434
   Accumulation Unit Value, End of Period....................  --  $13.050 $14.021 $14.226 $15.434 $15.628
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.096 $10.111 $10.383
   Accumulation Unit Value, End of Period....................  --       -- $10.096 $10.111 $10.383 $10.575
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.252 $12.783 $13.118 $13.824
   Accumulation Unit Value, End of Period....................  --  $12.252 $12.783 $13.118 $13.824 $15.402
   Number of Units Outstanding, End of Period................  --        0       0      32      33      30
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.079 $14.186 $16.503 $18.422 $21.159
   Accumulation Unit Value, End of Period....................  --  $14.186 $16.503 $18.422 $21.159 $21.963
   Number of Units Outstanding, End of Period................  --        0       0      12      11      10
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.727 $12.914 $13.741 $13.717 $14.663
   Accumulation Unit Value, End of Period....................  --  $12.914 $13.741 $13.717 $14.663 $14.280
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.460 $12.591 $13.448 $13.917 $15.630
   Accumulation Unit Value, End of Period................. --  $12.591 $13.448 $13.917 $15.630 $15.928
   Number of Units Outstanding, End of Period............. --       35      35       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.710 $14.613 $17.043 $18.300 $20.535
   Accumulation Unit Value, End of Period................. --  $14.613 $17.043 $18.300 $20.535 $19.813
   Number of Units Outstanding, End of Period............. --       31      31      12      11      11
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.337 $12.348 $14.432 $15.817 $15.897
   Accumulation Unit Value, End of Period................. --  $12.348 $14.432 $15.817 $15.897 $16.494
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.243 $12.096 $12.835 $12.872 $13.509
   Accumulation Unit Value, End of Period................. --  $12.096 $12.835 $12.872 $13.509 $14.481
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.748 $12.390 $13.229 $13.849 $15.297
   Accumulation Unit Value, End of Period................. --  $12.390 $13.229 $13.849 $15.297 $15.407
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.989 $13.458 $14.634 $15.070 $17.096
   Accumulation Unit Value, End of Period................. --  $13.458 $14.634 $15.070 $17.096 $15.717
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.230 $11.264 $11.808 $13.081 $13.159
   Accumulation Unit Value, End of Period................. --  $11.264 $11.808 $13.081 $13.159 $12.799
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.861 $13.299 $14.386 $14.515 $15.700
   Accumulation Unit Value, End of Period................. --  $13.299 $14.386 $14.515 $15.700 $15.792
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.352 $10.406 $10.635 $10.654 $10.898
   Accumulation Unit Value, End of Period................. --  $10.406 $10.635 $10.654 $10.898 $11.220
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.571 $13.336 $15.164 $16.651 $20.813
   Accumulation Unit Value, End of Period................. --  $13.336 $15.164 $16.651 $20.813 $22.069
   Number of Units Outstanding, End of Period............. --       36      35      13      12      10
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.688 $12.947 $14.271 $15.197 $16.945
   Accumulation Unit Value, End of Period................. --  $12.947 $14.271 $15.197 $16.945 $15.723
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.933 $ 9.819 $ 9.672 $ 9.705 $ 9.915
   Accumulation Unit Value, End of Period................. --  $ 9.819 $ 9.672 $ 9.705 $ 9.915 $10.166
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.975 $13.449 $14.518 $15.630 $16.606
   Accumulation Unit Value, End of Period................. --  $13.449 $14.518 $15.630 $16.606 $17.181
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.317 $14.523 $16.405 $17.001 $19.303
   Accumulation Unit Value, End of Period................. --  $14.523 $16.405 $17.001 $19.303 $17.964
   Number of Units Outstanding, End of Period............. --        0       0      25      24      25
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.837 $13.050 $13.737 $14.117 $15.379
   Accumulation Unit Value, End of Period................. --  $13.050 $13.737 $14.117 $15.379 $15.132
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.678 $12.041 $12.751 $12.978 $14.215
   Accumulation Unit Value, End of Period................. --  $12.041 $12.751 $12.978 $14.215 $14.042
   Number of Units Outstanding, End of Period............. --       36      36       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.642 $14.009 $16.670 $17.714 $22.022
   Accumulation Unit Value, End of Period................. --  $14.009 $16.670 $17.714 $22.022 $25.846
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.794 $13.515 $15.687 $17.217 $17.768
   Accumulation Unit Value, End of Period................. --  $13.515 $15.687 $17.217 $17.768 $18.048
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.574 $12.355 $12.699 $13.136 $13.554
   Accumulation Unit Value, End of Period................. --  $12.355 $12.699 $13.136 $13.554 $13.995
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.088 $12.058 $12.381
   Accumulation Unit Value, End of Period................. --       -- $11.088 $12.058 $12.381 $14.247
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.301 $11.514 $13.077
   Accumulation Unit Value, End of Period................. --       -- $11.301 $11.514 $13.077 $12.497
   Number of Units Outstanding, End of Period............. --       --       0      37      36      36
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.774 $13.308 $14.863 $15.959 $18.113
   Accumulation Unit Value, End of Period................. --  $13.308 $14.863 $15.959 $18.113 $18.171
   Number of Units Outstanding, End of Period............. --       36      35      26      26      25
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.840 $ 9.864 $10.056
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.840 $ 9.864 $10.056 $10.278
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.925 $11.697 $12.223 $12.875 $12.931
   Accumulation Unit Value, End of Period................. --  $11.697 $12.223 $12.875 $12.931 $14.759
   Number of Units Outstanding, End of Period............. --       36      39       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.285 $13.826 $14.893 $16.344 $17.724
   Accumulation Unit Value, End of Period................. --  $13.826 $14.893 $16.344 $17.724 $18.451
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.926 $11.482 $12.650
   Accumulation Unit Value, End of Period................. --       -- $10.926 $11.482 $12.650 $12.794
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.723 $12.143 $12.372
   Accumulation Unit Value, End of Period................. --       -- $10.723 $12.143 $12.372 $14.757
   Number of Units Outstanding, End of Period............. --       --       0      36      37      31
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.698 $12.090 $12.283
   Accumulation Unit Value, End of Period................. --       -- $10.698 $12.090 $12.283 $14.623
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.036 $12.094 $14.381
   Accumulation Unit Value, End of Period................. --  $10.000 $11.036 $12.094 $14.381 $15.448
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.796
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.796 $11.753
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.543 $15.764 $17.415 $19.061
   Accumulation Unit Value, End of Period................. --  $13.543 $15.764 $17.415 $19.061 $19.203
   Number of Units Outstanding, End of Period............. --        0       0      24      24      23
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.264 $12.381 $14.624
   Accumulation Unit Value, End of Period................. --       -- $11.264 $12.381 $14.624 $15.432
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.258 $12.356 $14.586
   Accumulation Unit Value, End of Period............ --       -- $11.258 $12.356 $14.586 $15.377
   Number of Units Outstanding, End of Period........ --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.376 $14.460 $19.256 $22.001 $29.643
   Accumulation Unit Value, End of Period............ --  $14.460 $19.256 $22.001 $29.643 $23.995
   Number of Units Outstanding, End of Period........ --        0       0       0       0       0



* The Allstate Advisor Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series -All Value, Lord Abbett Series -Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
 With MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual
                               Increase) Option,
                       either added prior to May 1, 2003
                          Mortality & Expense = 1.55



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.259
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.259 $11.824
   Number of Units Outstanding, End of Period................      --      --      --      --  15,688  12,294
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.451
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.451 $11.133
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.481
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.481 $11.324
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.489
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.489 $11.448
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.342
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.342 $10.762
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.736
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.736 $11.700
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.813
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.813 $11.174
   Number of Units Outstanding, End of Period................      --      --      --      --   5,760       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.868
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.868 $11.183
   Number of Units Outstanding, End of Period................      --      --      --      --  17,470  25,569
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.850 $13.401 $14.565 $14.815 $16.998
   Accumulation Unit Value, End of Period.................... $10.850 $13.401 $14.565 $14.815 $16.998 $16.081
   Number of Units Outstanding, End of Period................   1,502  77,045  80,615  72,766  78,357  63,441
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.229 $11.211 $13.026
   Accumulation Unit Value, End of Period....................      --      -- $11.229 $11.211 $13.026 $13.279
   Number of Units Outstanding, End of Period................      --      --   5,579  62,023  62,505  72,830
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.521 $10.448 $11.386
   Accumulation Unit Value, End of Period....................      --      -- $10.521 $10.448 $11.386 $11.884
   Number of Units Outstanding, End of Period................      --      --   5,373  32,288  40,007  41,743
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period              $10.000 $11.534 $15.554 $17.038 $17.544 $18.738
   Accumulation Unit Value, End of Period.................... $11.534 $15.554 $17.038 $17.544 $18.738 $20.479
   Number of Units Outstanding, End of Period................     180  21,361  21,562  20,417  19,463  18,899
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.224 $14.572 $17.719 $18.938 $21.769
   Accumulation Unit Value, End of Period.................... $11.224 $14.572 $17.719 $18.938 $21.769 $20.879
   Number of Units Outstanding, End of Period................     911  30,988  32,792  49,174  55,779  50,594
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.242 $10.307 $10.535
   Accumulation Unit Value, End of Period....................      --      -- $10.242 $10.307 $10.535 $11.034
   Number of Units Outstanding, End of Period................      --      --   1,152   7,780   8,700   9,104
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $11.007
   Accumulation Unit Value, End of Period....................      --      --      --      -- $11.007 $12.096
   Number of Units Outstanding, End of Period................      --      --      --      --   3,846   9,096
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.323 $12.695 $14.050 $15.263 $17.755
   Accumulation Unit Value, End of Period.................... $10.323 $12.695 $14.050 $15.263 $17.755 $18.051
   Number of Units Outstanding, End of Period................   1,896  59,657  55,241  69,297  67,524  60,100
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.232 $16.885 $20.692 $25.910 $32.612
   Accumulation Unit Value, End of Period.................... $11.232 $16.885 $20.692 $25.910 $32.612 $41.265
   Number of Units Outstanding, End of Period................       0  11,578  11,568  15,891  14,905   9,253
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.474 $13.607 $15.848 $17.157 $20.475
   Accumulation Unit Value, End of Period.................... $10.474 $13.607 $15.848 $17.157 $20.475 $23.226
   Number of Units Outstanding, End of Period................   1,765  12,604  14,506  35,524  38,949  41,446
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.720 $12.897 $14.540 $13.848 $15.345
   Accumulation Unit Value, End of Period.................... $10.720 $12.897 $14.540 $13.848 $15.345 $16.736
   Number of Units Outstanding, End of Period................       0  23,420  24,254  19,843  18,843  16,385
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.908 $11.464 $12.914
   Accumulation Unit Value, End of Period....................      --      -- $10.908 $11.464 $12.914 $13.541
   Number of Units Outstanding, End of Period................      --      --   4,191  11,666  17,592   8,761
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.359 $10.312 $11.078
   Accumulation Unit Value, End of Period....................      --      -- $10.359 $10.312 $11.078 $11.558
   Number of Units Outstanding, End of Period................      --      --   2,183  17,857  21,173  22,381
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.892 $11.050 $12.734
   Accumulation Unit Value, End of Period....................      --      -- $10.892 $11.050 $12.734 $12.942
   Number of Units Outstanding, End of Period................      --      --   5,764  30,337  47,101  32,671
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.140 $11.453 $12.143
   Accumulation Unit Value, End of Period....................      --      -- $11.140 $11.453 $12.143 $14.469
   Number of Units Outstanding, End of Period................      --      --   2,030   2,574   3,653   5,137
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.123 $11.829 $13.045
   Accumulation Unit Value, End of Period....................      --      -- $11.123 $11.829 $13.045 $12.891
   Number of Units Outstanding, End of Period................      --      --   2,596  27,030  28,631  25,814
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.695 $13.104 $14.136 $14.401 $15.688
   Accumulation Unit Value, End of Period.................... $10.695 $13.104 $14.136 $14.401 $15.688 $15.951
   Number of Units Outstanding, End of Period................   1,225  24,585  30,201  34,344  32,343  29,371
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.106 $10.163 $10.479
   Accumulation Unit Value, End of Period....................      --      -- $10.106 $10.163 $10.479 $10.716
   Number of Units Outstanding, End of Period................      --      --   1,119   7,596   8,555  11,980
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.285 $12.870 $13.262 $14.032
   Accumulation Unit Value, End of Period....................      -- $12.285 $12.870 $13.262 $14.032 $15.698
   Number of Units Outstanding, End of Period................      --   4,470  13,787  61,596  68,641  66,287
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.147 $14.244 $16.639 $18.649 $21.507
   Accumulation Unit Value, End of Period.................... $10.147 $14.244 $16.639 $18.649 $21.507 $22.416
   Number of Units Outstanding, End of Period................   5,708  30,116  33,782  33,272  34,885  30,819
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.660 $12.967 $13.854 $13.886 $14.904
   Accumulation Unit Value, End of Period.................... $10.660 $12.967 $13.854 $13.886 $14.904 $14.575
   Number of Units Outstanding, End of Period................       0  26,302  28,644  26,248  29,719  27,563

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.176 $ 12.643 $ 13.559 $ 14.088 $ 15.887
   Accumulation Unit Value, End of Period............ $10.176 $ 12.643 $ 13.559 $ 14.088 $ 15.887 $ 16.257
   Number of Units Outstanding, End of Period........   2,344  196,078  186,357  202,380  184,863  129,614
Oppenheimer Main Street Small Cap Fund/VA - Service
  Shares
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.353 $ 14.673 $ 17.184 $ 18.526 $ 20.873
   Accumulation Unit Value, End of Period............ $10.353 $ 14.673 $ 17.184 $ 18.526 $ 20.873 $ 20.222
   Number of Units Outstanding, End of Period........   3,694   26,318   28,326   32,736   29,068   27,303
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.059 $ 12.399 $ 14.550 $ 16.012 $ 16.159
   Accumulation Unit Value, End of Period............ $10.059 $ 12.399 $ 14.550 $ 16.012 $ 16.159 $ 16.834
   Number of Units Outstanding, End of Period........   1,713   12,413   12,235   10,420   11,399    7,908
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.550 $ 12.145 $ 12.940 $ 13.031 $ 13.731
   Accumulation Unit Value, End of Period............ $10.550 $ 12.145 $ 12.940 $ 13.031 $ 13.731 $ 14.780
   Number of Units Outstanding, End of Period........     833   94,515  106,615  120,087  124,190  117,742
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.387 $ 12.441 $ 13.338 $ 14.020 $ 15.548
   Accumulation Unit Value, End of Period............ $10.387 $ 12.441 $ 13.338 $ 14.020 $ 15.548 $ 15.725
   Number of Units Outstanding, End of Period........     109   17,365   17,764   21,682   22,480   18,609
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.797 $ 13.514 $ 14.754 $ 15.256 $ 17.377
   Accumulation Unit Value, End of Period............ $10.797 $ 13.514 $ 14.754 $ 15.256 $ 17.377 $ 16.042
   Number of Units Outstanding, End of Period........   3,470  220,178  221,560  221,022  200,835  137,414
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $  9.723 $ 11.310 $ 11.905 $ 13.243 $ 13.376
   Accumulation Unit Value, End of Period............ $ 9.723 $ 11.310 $ 11.905 $ 13.243 $ 13.376 $ 13.063
   Number of Units Outstanding, End of Period........   1,619   16,317   17,760   17,827   17,643   13,766
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.740 $ 13.354 $ 14.505 $ 14.694 $ 15.959
   Accumulation Unit Value, End of Period............ $10.740 $ 13.354 $ 14.505 $ 14.694 $ 15.959 $ 16.118
   Number of Units Outstanding, End of Period........     791   39,523   41,556   40,439   34,310   33,416
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.184 $ 10.449 $ 10.723 $ 10.785 $ 11.077
   Accumulation Unit Value, End of Period............ $10.184 $ 10.449 $ 10.723 $ 10.785 $ 11.077 $ 11.452
   Number of Units Outstanding, End of Period........   3,057  164,929  163,450  175,096  182,927  162,170
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.603 $ 13.391 $ 15.289 $ 16.856 $ 21.155
   Accumulation Unit Value, End of Period............ $10.603 $ 13.391 $ 15.289 $ 16.856 $ 21.155 $ 22.524
   Number of Units Outstanding, End of Period........   1,667   24,868   21,425   38,262   46,442   55,235
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.406 $ 13.000 $ 14.389 $ 15.384 $ 17.223
   Accumulation Unit Value, End of Period............ $10.406 $ 13.000 $ 14.389 $ 15.384 $ 17.223 $ 16.048
   Number of Units Outstanding, End of Period........   6,821   51,654   46,387   47,163   45,387   24,441
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.984 $  9.859 $  9.752 $  9.825 $ 10.079
   Accumulation Unit Value, End of Period............ $ 9.984 $  9.859 $  9.752 $  9.825 $ 10.079 $ 10.376
   Number of Units Outstanding, End of Period........     350   25,102   30,479   76,749   73,315  506,809
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $ 10.378 $ 13.505 $ 14.638 $ 15.823 $ 16.879
   Accumulation Unit Value, End of Period............ $10.378 $ 13.505 $ 14.638 $ 15.823 $ 16.879 $ 17.535
   Number of Units Outstanding, End of Period........   5,833   66,718   61,814   57,770   47,781   39,060
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 11.203 $ 14.583 $ 16.540 $ 17.211 $ 19.621
   Accumulation Unit Value, End of Period............ $11.203 $ 14.583 $ 16.540 $ 17.211 $ 19.621 $ 18.335
   Number of Units Outstanding, End of Period........   2,918   36,395   42,943   56,622   58,685   42,902
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $ 10.641 $ 13.104 $ 13.850 $ 14.291 $ 15.632
   Accumulation Unit Value, End of Period............ $10.641 $ 13.104 $ 13.850 $ 14.291 $ 15.632 $ 15.444
   Number of Units Outstanding, End of Period........     229   35,498   31,384   29,975   26,039   12,532
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.514 $ 12.091 $ 12.856 $ 13.138 $ 14.449
   Accumulation Unit Value, End of Period............ $10.514 $ 12.091 $ 12.856 $ 13.138 $ 14.449 $ 14.332
   Number of Units Outstanding, End of Period........   3,459   47,893   51,388   39,909   43,298   29,990
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..... $10.000 $ 11.469 $ 14.067 $ 16.807 $ 17.932 $ 22.384
   Accumulation Unit Value, End of Period............ $11.469 $ 14.067 $ 16.807 $ 17.932 $ 22.384 $ 26.379
   Number of Units Outstanding, End of Period........       0    1,219    2,650    2,592    2,476    2,144
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.371 $ 13.571 $ 15.816 $ 17.429 $ 18.061
   Accumulation Unit Value, End of Period............ $10.371 $ 13.571 $ 15.816 $ 17.429 $ 18.061 $ 18.421
   Number of Units Outstanding, End of Period........     100    9,725   12,657    9,007    9,204    8,226
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.108 $ 12.406 $ 12.804 $ 13.298 $ 13.777
   Accumulation Unit Value, End of Period............ $10.108 $ 12.406 $ 12.804 $ 13.298 $ 13.777 $ 14.284
   Number of Units Outstanding, End of Period........   8,427  233,064  228,435  200,580  172,046  113,818
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.....      --       -- $ 10.000 $ 11.119 $ 12.140 $ 12.516
   Accumulation Unit Value, End of Period............      --       -- $ 11.119 $ 12.140 $ 12.516 $ 14.462
   Number of Units Outstanding, End of Period........      --       --   23,608   23,367   23,393   17,988
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......      --       -- $ 10.000 $ 11.332 $ 11.593 $ 13.219
   Accumulation Unit Value, End of Period............      --       -- $ 11.332 $ 11.593 $ 13.219 $ 12.686
   Number of Units Outstanding, End of Period........      --       --   21,426   85,203   95,448   74,728
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.652 $ 13.363 $ 14.985 $ 16.156 $ 18.412
   Accumulation Unit Value, End of Period............ $10.652 $ 13.363 $ 14.985 $ 16.156 $ 18.412 $ 18.546
   Number of Units Outstanding, End of Period........   3,298   97,138   93,539  110,635  113,936  108,153
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......      -- $ 10.000 $ 10.000 $  9.880 $  9.944 $ 10.179
   Accumulation Unit Value, End of Period............      -- $ 10.000 $  9.880 $  9.944 $ 10.179 $ 10.447
   Number of Units Outstanding, End of Period........      --        0    5,300   18,054   18,460   20,138
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.409 $ 11.745 $ 12.323 $ 13.034 $ 13.144
   Accumulation Unit Value, End of Period............ $ 9.409 $ 11.745 $ 12.323 $ 13.034 $ 13.144 $ 15.064
   Number of Units Outstanding, End of Period........   1,475   60,257   59,983   53,073   47,344   22,658
Van Kampen UIF Emerging Markets Debt Portfolio, Class
  II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $ 11.058 $ 13.883 $ 15.016 $ 16.546 $ 18.016
   Accumulation Unit Value, End of Period............ $11.058 $ 13.883 $ 15.016 $ 16.546 $ 18.016 $ 18.832
   Number of Units Outstanding, End of Period........       0    1,661    2,396    8,483    4,350    5,588
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.....      --       -- $ 10.000 $ 10.956 $ 11.560 $ 12.788
   Accumulation Unit Value, End of Period............      --       -- $ 10.956 $ 11.560 $ 12.788 $ 12.987
   Number of Units Outstanding, End of Period........      --       --    6,468   22,014   17,486   19,727
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..      --       -- $ 10.000 $ 10.752 $ 12.226 $ 12.507
   Accumulation Unit Value, End of Period............      --       -- $ 10.752 $ 12.226 $ 12.507 $ 14.980
   Number of Units Outstanding, End of Period........      --       --   19,234   16,914   15,526   13,077
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --       -- $ 10.000 $ 10.727 $ 12.172 $ 12.417
   Accumulation Unit Value, End of Period............      --       -- $ 10.727 $ 12.172 $ 12.417 $ 14.843
   Number of Units Outstanding, End of Period........      --       --      205      187      201      171
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.....      -- $ 10.000 $ 10.000 $ 11.081 $ 12.192 $ 14.558
   Accumulation Unit Value, End of Period............      -- $ 10.000 $ 11.081 $ 12.192 $ 14.558 $ 15.702
   Number of Units Outstanding, End of Period........      --        0    1,725   25,515   40,597   31,401
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.....      --       --       --       -- $ 10.000 $  9.823
   Accumulation Unit Value, End of Period............      --       --       --       -- $  9.823 $ 11.833
   Number of Units Outstanding, End of Period........      --       --       --       --      991    6,375
Van Kampen UIF Small Company Growth Portfolio, Class
  II
(4) Accumulation Unit Value, Beginning of Period.....      -- $ 10.000 $ 13.580 $ 15.872 $ 17.606 $ 19.348
   Accumulation Unit Value, End of Period............      -- $ 13.580 $ 15.872 $ 17.606 $ 19.348 $ 19.572
   Number of Units Outstanding, End of Period........      --        0       77      325    1,182    1,158
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..      --       -- $ 10.000 $ 11.295 $ 12.465 $ 14.784
   Accumulation Unit Value, End of Period............      --       -- $ 11.295 $ 12.465 $ 14.784 $ 15.665
   Number of Units Outstanding, End of Period........      --       --   17,686   17,277   24,267   13,461
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --       -- $ 10.000 $ 11.288 $ 12.440 $ 14.745

   Accumulation Unit Value, End of Period..........      --      -- $11.288 $12.440 $14.745 $15.609
   Number of Units Outstanding, End of Period......      --      --   5,752   7,121   9,004   9,295
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period... $10.000 $10.700 $14.520 $19.414 $22.273 $30.131
   Accumulation Unit Value, End of Period.......... $10.700 $14.520 $19.414 $22.273 $30.131 $24.490
   Number of Units Outstanding, End of Period......   2,185  21,665  25,783  27,459  26,622  20,064



* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond - Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA-Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 -Service Class 2 Sub-Account, Fidelity VIP Mid Cap-Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
          With MAV Death Benefit Option added on or after May 1, 2003
                           Mortality & Expense = 1.6



                                                                      For the Year Ending December 31
                                                              ------------------------------------------------
Sub-Accounts                                                  2002  2003     2004     2005     2006     2007
------------                                                  ---- ------- -------- -------- -------- --------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $ 10.000 $ 10.256
   Accumulation Unit Value, End of Period....................  --       --       --       -- $ 10.256 $ 11.814
   Number of Units Outstanding, End of Period................  --       --       --       --   84,299  127,517
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $ 10.000 $ 10.447
   Accumulation Unit Value, End of Period....................  --       --       --       -- $ 10.447 $ 11.123
   Number of Units Outstanding, End of Period................  --       --       --       --    2,706    2,592
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $ 10.000 $ 10.477
   Accumulation Unit Value, End of Period....................  --       --       --       -- $ 10.477 $ 11.314
   Number of Units Outstanding, End of Period................  --       --       --       --    4,793   48,731
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $ 10.000 $ 10.486
   Accumulation Unit Value, End of Period....................  --       --       --       -- $ 10.486 $ 11.438
   Number of Units Outstanding, End of Period................  --       --       --       --    3,099      454
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $ 10.000 $ 10.338
   Accumulation Unit Value, End of Period....................  --       --       --       -- $ 10.338 $ 10.753
   Number of Units Outstanding, End of Period................  --       --       --       --    3,928    9,385
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $ 10.000 $  9.733
   Accumulation Unit Value, End of Period....................  --       --       --       -- $  9.733 $ 11.690
   Number of Units Outstanding, End of Period................  --       --       --       --        0    6,980
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $ 10.000 $ 10.809
   Accumulation Unit Value, End of Period....................  --       --       --       -- $ 10.809 $ 11.165
   Number of Units Outstanding, End of Period................  --       --       --       --    1,372   26,182
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $ 10.000 $  9.865
   Accumulation Unit Value, End of Period....................  --       --       --       -- $  9.865 $ 11.173
   Number of Units Outstanding, End of Period................  --       --       --       --   23,142   30,756
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.713 $ 13.396 $ 14.553 $ 14.795 $ 16.966
   Accumulation Unit Value, End of Period....................  --  $13.396 $ 14.553 $ 14.795 $ 16.966 $ 16.043
   Number of Units Outstanding, End of Period................  --   75,206  190,374  209,304  235,399  218,718
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 11.225 $ 11.202 $ 13.008
   Accumulation Unit Value, End of Period....................  --       -- $ 11.225 $ 11.202 $ 13.008 $ 13.254
   Number of Units Outstanding, End of Period................  --       --   76,386  268,167  463,680  496,075
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 10.520 $ 10.442 $ 11.373
   Accumulation Unit Value, End of Period....................  --       -- $ 10.520 $ 10.442 $ 11.373 $ 11.864
   Number of Units Outstanding, End of Period................  --       --    5,346   82,047  157,550  196,673
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.837 $ 15.549 $ 17.023 $ 17.520 $ 18.703
   Accumulation Unit Value, End of Period....................  --  $15.549 $ 17.023 $ 17.520 $ 18.703 $ 20.431
   Number of Units Outstanding, End of Period................  --    4,285    4,318    4,492    4,724    4,392
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.054 $ 14.567 $ 17.704 $ 18.912 $ 21.729
   Accumulation Unit Value, End of Period....................  --  $14.567 $ 17.704 $ 18.912 $ 21.729 $ 20.830
   Number of Units Outstanding, End of Period................  --   68,143  133,616  170,117  155,808  114,712
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 10.239 $ 10.298 $ 10.520
   Accumulation Unit Value, End of Period....................  --       -- $ 10.239 $ 10.298 $ 10.520 $ 11.014
   Number of Units Outstanding, End of Period................  --       --   15,454   33,429   40,651   51,944
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --       --       -- $ 10.000 $ 11.004
   Accumulation Unit Value, End of Period....................  --       --       --       -- $ 11.004 $ 12.086
   Number of Units Outstanding, End of Period................  --       --       --       --   21,008  117,018
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.613 $ 12.690 $ 14.038 $ 15.242 $ 17.722
   Accumulation Unit Value, End of Period....................  --  $12.690 $ 14.038 $ 15.242 $ 17.722 $ 18.009
   Number of Units Outstanding, End of Period................  --   67,908  171,034  239,642  305,134  323,996
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.691 $ 16.880 $ 20.674 $ 25.875 $ 32.551
   Accumulation Unit Value, End of Period....................  --  $16.880 $ 20.674 $ 25.875 $ 32.551 $ 41.167
   Number of Units Outstanding, End of Period................  --   33,613   60,688   82,898  101,591  102,029
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.391 $ 13.603 $ 15.835 $ 17.133 $ 20.436
   Accumulation Unit Value, End of Period....................  --  $13.603 $ 15.835 $ 17.133 $ 20.436 $ 23.171
   Number of Units Outstanding, End of Period................  --   23,065   60,038  130,348  218,271  255,179
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.599 $ 12.892 $ 14.528 $ 13.829 $ 15.317
   Accumulation Unit Value, End of Period....................  --  $12.892 $ 14.528 $ 13.829 $ 15.317 $ 16.696
   Number of Units Outstanding, End of Period................  --        0        0        0        0        0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 10.906 $ 11.456 $ 12.899
   Accumulation Unit Value, End of Period....................  --       -- $ 10.906 $ 11.456 $ 12.899 $ 13.519
   Number of Units Outstanding, End of Period................  --       --    3,866   54,797   56,261   62,176
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 10.357 $ 10.305 $ 11.066
   Accumulation Unit Value, End of Period....................  --       -- $ 10.357 $ 10.305 $ 11.066 $ 11.539
   Number of Units Outstanding, End of Period................  --       --    6,265   64,712  108,853  134,594
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 10.891 $ 11.043 $ 12.720
   Accumulation Unit Value, End of Period....................  --       -- $ 10.891 $ 11.043 $ 12.720 $ 12.920
   Number of Units Outstanding, End of Period................  --       --   10,460   50,752  146,670  149,072
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 11.139 $ 11.446 $ 12.129
   Accumulation Unit Value, End of Period....................  --       -- $ 11.139 $ 11.446 $ 12.129 $ 14.445
   Number of Units Outstanding, End of Period................  --       --   10,864   27,858   40,868   56,636
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 11.122 $ 11.821 $ 13.030
   Accumulation Unit Value, End of Period....................  --       -- $ 11.122 $ 11.821 $ 13.030 $ 12.870
   Number of Units Outstanding, End of Period................  --       --   20,640  107,375  144,553  136,411
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.119 $ 13.099 $ 14.124 $ 14.382 $ 15.659
   Accumulation Unit Value, End of Period....................  --  $13.099 $ 14.124 $ 14.382 $ 15.659 $ 15.913
   Number of Units Outstanding, End of Period................  --   48,461  157,270  165,641  143,975  142,273
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $ 10.000 $ 10.105 $ 10.156 $ 10.467
   Accumulation Unit Value, End of Period....................  --       -- $ 10.105 $ 10.156 $ 10.467 $ 10.699
   Number of Units Outstanding, End of Period................  --       --      654   13,094   91,682  145,241
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $ 12.281 $ 12.859 $ 13.244 $ 14.006
   Accumulation Unit Value, End of Period....................  --  $12.281 $ 12.859 $ 13.244 $ 14.006 $ 15.661
   Number of Units Outstanding, End of Period................  --   67,679  182,127  241,318  286,554  328,505
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.093 $ 14.239 $ 16.624 $ 18.623 $ 21.467
   Accumulation Unit Value, End of Period....................  --  $14.239 $ 16.624 $ 18.623 $ 21.467 $ 22.363
   Number of Units Outstanding, End of Period................  --   30,904   91,458  117,906  128,730  129,957
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.744 $ 12.962 $ 13.842 $ 13.868 $ 14.877
   Accumulation Unit Value, End of Period....................  --  $12.962 $ 13.842 $ 13.868 $ 14.877 $ 14.540
   Number of Units Outstanding, End of Period................  --   22,070   84,938  119,748  150,013  121,980
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.474 $ 12.638 $ 13.547 $ 14.069 $ 15.857
   Accumulation Unit Value, End of Period....................  --  $12.638 $ 13.547 $ 14.069 $ 15.857 $ 16.219
   Number of Units Outstanding, End of Period................  --   81,698  197,020  240,950  312,246  274,494
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
Accumulation Unit Value, Beginning of Period                   --  $10.724 $ 14.668 $ 17.169 $ 18.501 $ 20.834
   Accumulation Unit Value, End of Period....................  --  $14.668 $ 17.169 $ 18.501 $ 20.834 $ 20.174
   Number of Units Outstanding, End of Period................  --   50,170   86,735  133,931  138,346  107,828
Oppenheimer MidCap Fund/VA - Service Shares

   Accumulation Unit Value, Beginning of Period......... --  $ 10.351 $ 12.395 $ 14.538 $ 15.990 $ 16.129
   Accumulation Unit Value, End of Period............... --  $ 12.395 $ 14.538 $ 15.990 $ 16.129 $ 16.795
   Number of Units Outstanding, End of Period........... --     9,379   19,138   41,301   45,638   61,608
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... --  $ 11.258 $ 12.141 $ 12.929 $ 13.013 $ 13.706
   Accumulation Unit Value, End of Period............... --  $ 12.141 $ 12.929 $ 13.013 $ 13.706 $ 14.745
   Number of Units Outstanding, End of Period........... --   147,953  435,677  532,472  594,159  571,571
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $ 10.762 $ 12.437 $ 13.327 $ 14.001 $ 15.519
   Accumulation Unit Value, End of Period............... --  $ 12.437 $ 13.327 $ 14.001 $ 15.519 $ 15.688
   Number of Units Outstanding, End of Period........... --    21,380   30,321   51,750  101,351  106,238
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $ 11.004 $ 13.509 $ 14.742 $ 15.236 $ 17.345
   Accumulation Unit Value, End of Period............... --  $ 13.509 $ 14.742 $ 15.236 $ 17.345 $ 16.004
   Number of Units Outstanding, End of Period........... --   165,077  235,218  240,127  222,304  224,946
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ --  $ 10.244 $ 11.306 $ 11.895 $ 13.225 $ 13.351
   Accumulation Unit Value, End of Period............... --  $ 11.306 $ 11.895 $ 13.225 $ 13.351 $ 13.032
   Number of Units Outstanding, End of Period........... --    24,890   31,438   32,592   30,052   22,836
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $ 11.877 $ 13.349 $ 14.492 $ 14.674 $ 15.929
   Accumulation Unit Value, End of Period............... --  $ 13.349 $ 14.492 $ 14.674 $ 15.929 $ 16.080
   Number of Units Outstanding, End of Period........... --    35,916  133,119  163,230  163,047  159,896
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $ 10.366 $ 10.446 $ 10.714 $ 10.771 $ 11.057
   Accumulation Unit Value, End of Period............... --  $ 10.446 $ 10.714 $ 10.771 $ 11.057 $ 11.425
   Number of Units Outstanding, End of Period........... --   118,273  228,388  315,598  423,066  422,791
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $ 10.586 $ 13.386 $ 15.276 $ 16.833 $ 21.116
   Accumulation Unit Value, End of Period............... --  $ 13.386 $ 15.276 $ 16.833 $ 21.116 $ 22.471
   Number of Units Outstanding, End of Period........... --    49,879   63,044  119,107  128,158  152,259
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $ 10.703 $ 12.996 $ 14.376 $ 15.363 $ 17.191
   Accumulation Unit Value, End of Period............... --  $ 12.996 $ 14.376 $ 15.363 $ 17.191 $ 16.010
   Number of Units Outstanding, End of Period........... --    50,289   71,507   81,176   91,941   66,533
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $  9.947 $  9.857 $  9.743 $  9.812 $ 10.060
   Accumulation Unit Value, End of Period............... --  $  9.857 $  9.743 $  9.812 $ 10.060 $ 10.351
   Number of Units Outstanding, End of Period........... --    40,084  220,270  462,733  754,905  644,437
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ --  $ 10.990 $ 13.500 $ 14.625 $ 15.801 $ 16.847
   Accumulation Unit Value, End of Period............... --  $ 13.500 $ 14.625 $ 15.801 $ 16.847 $ 17.494
   Number of Units Outstanding, End of Period........... --    20,345   26,821   22,351   22,398   15,650
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $ 11.332 $ 14.578 $ 16.526 $ 17.188 $ 19.584
   Accumulation Unit Value, End of Period............... --  $ 14.578 $ 16.526 $ 17.188 $ 19.584 $ 18.292
   Number of Units Outstanding, End of Period........... --    49,676  132,719  160,275  171,693  142,597
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ --  $ 10.852 $ 13.100 $ 13.838 $ 14.272 $ 15.603
   Accumulation Unit Value, End of Period............... --  $ 13.100 $ 13.838 $ 14.272 $ 15.603 $ 15.408
   Number of Units Outstanding, End of Period........... --    23,569   32,176   32,523   27,542   16,773
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $ 10.693 $ 12.087 $ 12.845 $ 13.120 $ 14.422
   Accumulation Unit Value, End of Period............... --  $ 12.087 $ 12.845 $ 13.120 $ 14.422 $ 14.298
   Number of Units Outstanding, End of Period........... --   101,791  183,693  172,868  157,014  156,631
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ --  $ 11.658 $ 14.062 $ 16.793 $ 17.908 $ 22.343
   Accumulation Unit Value, End of Period............... --  $ 14.062 $ 16.793 $ 17.908 $ 22.343 $ 26.317
   Number of Units Outstanding, End of Period........... --     5,380   14,389   10,191    8,616    7,576
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $ 10.809 $ 13.566 $ 15.802 $ 17.406 $ 18.027
   Accumulation Unit Value, End of Period............... --  $ 13.566 $ 15.802 $ 17.406 $ 18.027 $ 18.377
   Number of Units Outstanding, End of Period........... --    24,986   39,157   18,872   16,153   15,647
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $ 10.589 $ 12.402 $ 12.793 $ 13.280 $ 13.752
   Accumulation Unit Value, End of Period............... --  $ 12.402 $ 12.793 $ 13.280 $ 13.752 $ 14.250
   Number of Units Outstanding, End of Period........... --   182,243  210,331  202,350  203,379  161,677
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period........ --        -- $ 10.000 $ 11.115 $ 12.129 $ 12.499
   Accumulation Unit Value, End of Period............... --        -- $ 11.115 $ 12.129 $ 12.499 $ 14.435
   Number of Units Outstanding, End of Period........... --        --   44,909   53,765   35,260   30,410
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --        -- $ 10.000 $ 11.328 $ 11.583 $ 13.202
   Accumulation Unit Value, End of Period............... --        -- $ 11.328 $ 11.583 $ 13.202 $ 12.662
   Number of Units Outstanding, End of Period........... --        --   41,016  104,114  129,308  110,899
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $  9.939 $ 11.741 $ 12.313 $ 13.017 $ 13.120
   Accumulation Unit Value, End of Period............... --  $ 11.741 $ 12.313 $ 13.017 $ 13.120 $ 15.028
   Number of Units Outstanding, End of Period........... --    38,047   57,882   68,120   70,083   52,577
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $ 10.790 $ 13.359 $ 14.972 $ 16.134 $ 18.377
   Accumulation Unit Value, End of Period............... --  $ 13.359 $ 14.972 $ 16.134 $ 18.377 $ 18.502
   Number of Units Outstanding, End of Period........... --   139,645  243,807  313,430  314,702  295,634
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $ 10.000 $ 10.000 $  9.875 $  9.934 $ 10.164
   Accumulation Unit Value, End of Period............... --  $ 10.000 $  9.875 $  9.934 $ 10.164 $ 10.426
   Number of Units Outstanding, End of Period........... --         0  104,364  155,779  153,805  134,700
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $ 12.302 $ 13.878 $ 15.003 $ 16.524 $ 17.982
   Accumulation Unit Value, End of Period............... --  $ 13.878 $ 15.003 $ 16.524 $ 17.982 $ 18.788
   Number of Units Outstanding, End of Period........... --     3,678   38,895   75,482   74,937   71,293
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --        -- $ 10.000 $ 10.952 $ 11.550 $ 12.771
   Accumulation Unit Value, End of Period............... --        -- $ 10.952 $ 11.550 $ 12.771 $ 12.962
   Number of Units Outstanding, End of Period........... --        --   25,853   97,009  126,090  111,831
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --        -- $ 10.000 $ 10.749 $ 12.215 $ 12.490
   Accumulation Unit Value, End of Period............... --        -- $ 10.749 $ 12.215 $ 12.490 $ 14.952
   Number of Units Outstanding, End of Period........... --        --  135,792  133,666  139,192  111,788
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --        -- $ 10.000 $ 10.723 $ 12.162 $ 12.400
   Accumulation Unit Value, End of Period............... --        -- $ 10.723 $ 12.162 $ 12.400 $ 14.815
   Number of Units Outstanding, End of Period........... --        --    8,184   11,774   12,170   11,179
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $ 10.000 $ 10.000 $ 11.075 $ 12.180 $ 14.536
   Accumulation Unit Value, End of Period............... --  $ 10.000 $ 11.075 $ 12.180 $ 14.536 $ 15.670
   Number of Units Outstanding, End of Period........... --         0   10,185   50,324   92,339   85,604
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --        --       --       -- $ 10.000 $  9.820
   Accumulation Unit Value, End of Period............... --        --       --       -- $  9.820 $ 11.823
   Number of Units Outstanding, End of Period........... --        --       --       --   19,886   43,514
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $ 10.000 $ 13.575 $ 15.858 $ 17.582 $ 19.312
   Accumulation Unit Value, End of Period............... --  $ 13.575 $ 15.858 $ 17.582 $ 19.312 $ 19.526
   Number of Units Outstanding, End of Period........... --    18,118   25,638   15,875   10,901   19,963
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --        -- $ 10.000 $ 11.291 $ 12.455 $ 14.764
   Accumulation Unit Value, End of Period............... --        -- $ 11.291 $ 12.455 $ 14.764 $ 15.636
   Number of Units Outstanding, End of Period........... --        --   48,618   75,844   52,044   40,007
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --        -- $ 10.000 $ 11.284 $ 12.429 $ 14.725
   Accumulation Unit Value, End of Period............... --        -- $ 11.284 $ 12.429 $ 14.725 $ 15.580
   Number of Units Outstanding, End of Period........... --        --   18,856   36,367   41,832   48,047
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $ 11.391 $ 14.515 $ 19.397 $ 22.243 $ 30.075
   Accumulation Unit Value, End of Period............... --  $ 14.515 $ 19.397 $ 22.243 $ 30.075 $ 24.432
   Number of Units Outstanding, End of Period........... --    33,080   90,377  135,757  136,528  106,718



* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series-All Value, Lord Abbett Series-Bond-Debenture, Lord Abbett Series-Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series-Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1,

    2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010-Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030-Service Class 2 Sub-Account, Fidelity VIP Freedom Income-Service Class 2 Sub-Account, Fidelity VIP Growth Stock-Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap-Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
         With the Earnings Protection Death Benefit Option (age 0-70)
                          Mortality & Expense = 1.65



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.252
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.252 $11.804
   Number of Units Outstanding, End of Period................      --      --      --      --       0     537
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.444
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.444 $11.114
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.473
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.473 $11.304
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.482
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.482 $11.428
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.335
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.335 $10.743
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.729
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.729 $11.680
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.805
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.805 $11.155
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.862
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.862 $11.164
   Number of Units Outstanding, End of Period................      --      --      --      --       0     847
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.847 $13.384 $14.532 $14.767 $16.925
   Accumulation Unit Value, End of Period.................... $10.847 $13.384 $14.532 $14.767 $16.925 $15.996
   Number of Units Outstanding, End of Period................       0   9,772  11,000   9,974   9,925  10,476
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.221 $11.192 $12.991
   Accumulation Unit Value, End of Period....................      --      -- $11.221 $11.192 $12.991 $13.229
   Number of Units Outstanding, End of Period................      --      --     927   3,358   3,232   8,144
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.519 $10.435 $11.360
   Accumulation Unit Value, End of Period....................      --      -- $10.519 $10.435 $11.360 $11.844
   Number of Units Outstanding, End of Period................      --      --       0   3,137   6,207   5,843
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.531 $15.535 $16.999 $17.486 $18.658
   Accumulation Unit Value, End of Period.................... $11.531 $15.535 $16.999 $17.486 $18.658 $20.371
   Number of Units Outstanding, End of Period................       0       0     128     128     127     126
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.222 $14.554 $17.679 $18.876 $21.676
   Accumulation Unit Value, End of Period.................... $11.222 $14.554 $17.679 $18.876 $21.676 $20.769
   Number of Units Outstanding, End of Period................       0       0   3,988   4,024   4,491   4,843
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.235 $10.289 $10.506
   Accumulation Unit Value, End of Period....................      --      -- $10.235 $10.289 $10.506 $10.993
   Number of Units Outstanding, End of Period................      --      --     254   1,468   1,445   1,402
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $11.000
   Accumulation Unit Value, End of Period....................      --      --      --      -- $11.000 $12.076
   Number of Units Outstanding, End of Period................      --      --      --      --       0     778
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.321 $12.679 $14.018 $15.213 $17.679
   Accumulation Unit Value, End of Period.................... $10.321 $12.679 $14.018 $15.213 $17.679 $17.956
   Number of Units Outstanding, End of Period................       0   7,781   9,581   9,606   8,455   8,301
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.229 $16.865 $20.645 $25.825 $32.472
   Accumulation Unit Value, End of Period.................... $11.229 $16.865 $20.645 $25.825 $32.472 $41.046
   Number of Units Outstanding, End of Period................       0       0     156     131     553     409
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.472 $13.591 $15.812 $17.101 $20.387
   Accumulation Unit Value, End of Period.................... $10.472 $13.591 $15.812 $17.101 $20.387 $23.103
   Number of Units Outstanding, End of Period................       0   4,569   4,211   5,234   6,881   6,165
FTVIP Templeton Global Income Securities Fund - Class 2
   (1) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.718 $12.881 $14.507 $13.803 $15.280
   Accumulation Unit Value, End of Period.................... $10.718 $12.881 $14.507 $13.803 $15.280 $16.647
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.905 $11.449 $12.884
   Accumulation Unit Value, End of Period....................      --      -- $10.905 $11.449 $12.884 $13.496
   Number of Units Outstanding, End of Period................      --      --       0   3,894   3,916   3,899
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.356 $10.299 $11.053
   Accumulation Unit Value, End of Period....................      --      -- $10.356 $10.299 $11.053 $11.520
   Number of Units Outstanding, End of Period................      --      --       0   1,589   2,121   1,967
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.889 $11.036 $12.705
   Accumulation Unit Value, End of Period....................      --      -- $10.889 $11.036 $12.705 $12.899
   Number of Units Outstanding, End of Period................      --      --       0     795     792     788
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.137 $11.438 $12.115
   Accumulation Unit Value, End of Period....................      --      -- $11.137 $11.438 $12.115 $14.421
   Number of Units Outstanding, End of Period................      --      --       0       0     550     495
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.120 $11.814 $13.015
   Accumulation Unit Value, End of Period....................      --      -- $11.120 $11.814 $13.015 $12.849
   Number of Units Outstanding, End of Period................      --      --       0   1,568   3,252   3,168
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.693 $13.087 $14.105 $14.354 $15.621
   Accumulation Unit Value, End of Period.................... $10.693 $13.087 $14.105 $14.354 $15.621 $15.866
   Number of Units Outstanding, End of Period................       0   3,341   5,025   5,491   5,407   4,021
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.104 $10.150 $10.455
   Accumulation Unit Value, End of Period....................      --      -- $10.104 $10.150 $10.455 $10.681
   Number of Units Outstanding, End of Period................      --      --       0       0   2,678   2,803
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.277 $12.848 $13.226 $13.980
   Accumulation Unit Value, End of Period....................      -- $12.277 $12.848 $13.226 $13.980 $15.623
   Number of Units Outstanding, End of Period................      --     743   1,951   3,651   5,519   5,132
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.145 $14.227 $16.601 $18.588 $21.415
   Accumulation Unit Value, End of Period.................... $10.145 $14.227 $16.601 $18.588 $21.415 $22.297
   Number of Units Outstanding, End of Period................       0   2,855   3,556   3,139   3,084   2,990
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.658 $12.951 $13.823 $13.841 $14.841
   Accumulation Unit Value, End of Period.................... $10.658 $12.951 $13.823 $13.841 $14.841 $14.498
   Number of Units Outstanding, End of Period................       0     262   2,727   2,877   2,897   2,886
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.174 $12.627 $13.528 $14.042 $15.819
   Accumulation Unit Value, End of Period.................... $10.174 $12.627 $13.528 $14.042 $15.819 $16.171
   Number of Units Outstanding, End of Period................       0   3,123   5,403   8,922  10,114   9,659
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.350 $14.655 $17.145 $18.465 $20.784
   Accumulation Unit Value, End of Period.................... $10.350 $14.655 $17.145 $18.465 $20.784 $20.115
   Number of Units Outstanding, End of Period................       0   3,265   4,341   4,100   4,433   4,401
Oppenheimer MidCap Fund/VA - Service Shares

   Accumulation Unit Value, Beginning of Period......... $10.000 $10.057 $12.384 $14.518 $15.959 $16.090
   Accumulation Unit Value, End of Period............... $10.057 $12.384 $14.518 $15.959 $16.090 $16.745
   Number of Units Outstanding, End of Period...........       0   1,731   1,841   1,666   1,478   1,466
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.548 $12.130 $12.911 $12.989 $13.673
   Accumulation Unit Value, End of Period............... $10.548 $12.130 $12.911 $12.989 $13.673 $14.702
   Number of Units Outstanding, End of Period...........       0   2,956   5,964  11,033   9,721   9,988
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.384 $12.425 $13.308 $13.975 $15.482
   Accumulation Unit Value, End of Period............... $10.384 $12.425 $13.308 $13.975 $15.482 $15.642
   Number of Units Outstanding, End of Period...........       0     477     906     878   2,606   2,603
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.794 $13.497 $14.721 $15.207 $17.303
   Accumulation Unit Value, End of Period............... $10.794 $13.497 $14.721 $15.207 $17.303 $15.957
   Number of Units Outstanding, End of Period...........       0   2,660   2,567     308     256     239
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ $10.000 $ 9.720 $11.296 $11.878 $13.199 $13.319
   Accumulation Unit Value, End of Period............... $ 9.720 $11.296 $11.878 $13.199 $13.319 $12.994
   Number of Units Outstanding, End of Period...........       0     616   1,394   1,718     469     467
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.737 $13.337 $14.472 $14.646 $15.891
   Accumulation Unit Value, End of Period............... $10.737 $13.337 $14.472 $14.646 $15.891 $16.032
   Number of Units Outstanding, End of Period...........       0   4,749   4,808   5,026   5,137   5,219
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.182 $10.436 $10.699 $10.750 $11.030
   Accumulation Unit Value, End of Period............... $10.182 $10.436 $10.699 $10.750 $11.030 $11.391
   Number of Units Outstanding, End of Period...........       0   3,822   4,264   8,948   8,850   7,601
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.601 $13.374 $15.254 $16.801 $21.065
   Accumulation Unit Value, End of Period............... $10.601 $13.374 $15.254 $16.801 $21.065 $22.405
   Number of Units Outstanding, End of Period...........       0     819     735     673   2,234   2,027
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.404 $12.984 $14.356 $15.334 $17.150
   Accumulation Unit Value, End of Period............... $10.404 $12.984 $14.356 $15.334 $17.150 $15.963
   Number of Units Outstanding, End of Period...........       0       0     299     259     261     250
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.981 $ 9.847 $ 9.730 $ 9.793 $10.036
   Accumulation Unit Value, End of Period............... $ 9.981 $ 9.847 $ 9.730 $ 9.793 $10.036 $10.321
   Number of Units Outstanding, End of Period...........       0   1,949   4,070   9,057  17,290   9,154
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ $10.000 $10.375 $13.488 $14.605 $15.771 $16.807
   Accumulation Unit Value, End of Period............... $10.375 $13.488 $14.605 $15.771 $16.807 $17.442
   Number of Units Outstanding, End of Period...........       0   1,912   2,248   2,434   1,376   1,356
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $11.200 $14.565 $16.503 $17.155 $19.537
   Accumulation Unit Value, End of Period............... $11.200 $14.565 $16.503 $17.155 $19.537 $18.238
   Number of Units Outstanding, End of Period...........       0       0     195   1,151   1,598   1,698
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ $10.000 $10.639 $13.088 $13.818 $14.245 $15.565
   Accumulation Unit Value, End of Period............... $10.639 $13.088 $13.818 $14.245 $15.565 $15.363
   Number of Units Outstanding, End of Period...........       0     119     311     279     287     260
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.511 $12.076 $12.827 $13.095 $14.387
   Accumulation Unit Value, End of Period............... $10.511 $12.076 $12.827 $13.095 $14.387 $14.256
   Number of Units Outstanding, End of Period...........       0   9,347   9,608   9,712   5,553   4,187
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ $10.000 $11.466 $14.049 $16.770 $17.874 $22.289
   Accumulation Unit Value, End of Period............... $11.466 $14.049 $16.770 $17.874 $22.289 $26.240
   Number of Units Outstanding, End of Period...........       0     783   1,690   1,633   1,504   1,318
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.369 $13.554 $15.780 $17.373 $17.983
   Accumulation Unit Value, End of Period............... $10.369 $13.554 $15.780 $17.373 $17.983 $18.323
   Number of Units Outstanding, End of Period...........       0       0     182     204     204     203
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.106 $12.391 $12.775 $13.254 $13.718
   Accumulation Unit Value, End of Period............... $10.106 $12.391 $12.775 $13.254 $13.718 $14.208
   Number of Units Outstanding, End of Period...........       0   9,395  11,049   9,078   9,512   9,552
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period........      --      -- $10.000 $11.111 $12.119 $12.482
   Accumulation Unit Value, End of Period...............      --      -- $11.111 $12.119 $12.482 $14.408
   Number of Units Outstanding, End of Period...........      --      --   3,992   3,896   4,021   3,671
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      -- $10.000 $11.324 $11.573 $13.184
   Accumulation Unit Value, End of Period...............      --      -- $11.324 $11.573 $13.184 $12.638
   Number of Units Outstanding, End of Period...........      --      --       0  10,101  10,533   9,453
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.649 $13.647 $14.951 $16.103 $18.333
   Accumulation Unit Value, End of Period............... $10.649 $13.647 $14.951 $16.103 $18.333 $18.448
   Number of Units Outstanding, End of Period...........       0   5,800   6,211   6,908  12,416  12,869
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $10.000 $ 9.870 $ 9.924 $10.148
   Accumulation Unit Value, End of Period...............      -- $10.000 $ 9.870 $ 9.924 $10.148 $10.404
   Number of Units Outstanding, End of Period...........      --       0   5,097   5,091   5,128   5,100
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.407 $11.731 $12.295 $12.992 $13.088
   Accumulation Unit Value, End of Period............... $ 9.407 $11.731 $12.295 $12.992 $13.088 $14.984
   Number of Units Outstanding, End of Period...........       0   6,491   6,759   6,513   6,965   6,236
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $11.056 $13.865 $14.982 $16.492 $17.939
   Accumulation Unit Value, End of Period............... $11.056 $13.865 $14.982 $16.492 $17.939 $18.733
   Number of Units Outstanding, End of Period...........       0       0     656     587   1,340   1,287
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      -- $10.000 $10.948 $11.540 $12.753
   Accumulation Unit Value, End of Period...............      --      -- $10.948 $11.540 $12.753 $12.938
   Number of Units Outstanding, End of Period...........      --      --     735  18,696  25,496  24,564
Van Kampen UIF Equity Growth Portfolio, Class I
   (4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $10.745 $12.205 $12.473
   Accumulation Unit Value, End of Period...............      --      -- $10.745 $12.205 $12.473 $14.924
   Number of Units Outstanding, End of Period...........      --      --     901     831     869     774
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $10.720 $12.152 $12.383
   Accumulation Unit Value, End of Period...............      --      -- $10.720 $12.152 $12.383 $14.788
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $10.000 $11.069 $12.168 $14.514
   Accumulation Unit Value, End of Period...............      -- $10.000 $11.069 $12.168 $14.514 $15.638
   Number of Units Outstanding, End of Period...........      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      --      --      -- $10.000 $ 9.816
   Accumulation Unit Value, End of Period...............      --      --      --      -- $ 9.816 $11.813
   Number of Units Outstanding, End of Period...........      --      --      --      --     763     680
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $13.570 $15.845 $17.558 $19.276
   Accumulation Unit Value, End of Period...............      -- $13.570 $15.845 $17.558 $19.276 $19.480
   Number of Units Outstanding, End of Period...........      --       0     271     226     232     205
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.287 $12.444 $14.744
   Accumulation Unit Value, End of Period...............      --      -- $11.287 $12.444 $14.744 $15.607
   Number of Units Outstanding, End of Period...........      --      --   1,361   1,263   1,177     991
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.281 $12.419 $14.705
   Accumulation Unit Value, End of Period...............      --      -- $11.281 $12.419 $14.705 $15.551
   Number of Units Outstanding, End of Period...........      --      --       0       0     226     230
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $10.697 $14.502 $19.370 $22.200 $30.002
   Accumulation Unit Value, End of Period............... $10.697 $14.502 $19.370 $22.200 $30.002 $24.361
   Number of Units Outstanding, End of Period...........       0     531     570     452     351     379



* The Allstate Advisor Plus Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series-Bond-Debenture, Lord Abbett Series-Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series-Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund-Service Class 2 Sub-Account, Fidelity VIP Freedom 2010-Service Class 2 Sub-Account, Fidelity VIP Freedom 2020-Service Class 2 Sub-Account, Fidelity VIP Freedom 2030-Service Class 2 Sub-Account, Fidelity VIP Freedom Income-Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities-Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities-Class IB Sub-Account, Putnam VT Research-Class IB Sub-Account and the Putnam VT Utilities Growth and Income
    - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option, added on or after May 1, 2003, and the
                             Enhanced Beneficiary
        Protection (Annual Increase) Option, added prior to May 1, 2003
                          Mortality & Expense = 1.75



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.245
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.245 $11.784
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.437
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.437 $11.095
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.466
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.466 $11.285
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.475
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.475 $11.409
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.327
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.327 $10.725
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.723
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.723 $11.660
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.798
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.798 $11.136
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.855
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.855 $11.145
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.704 $13.371 $14.504 $14.723 $16.857
   Accumulation Unit Value, End of Period....................  --  $13.371 $14.504 $14.723 $16.857 $15.916
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.214 $11.173 $12.956
   Accumulation Unit Value, End of Period....................  --       -- $11.214 $11.173 $12.956 $13.180
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.516 $10.422 $11.334
   Accumulation Unit Value, End of Period....................  --       -- $10.516 $10.422 $11.334 $11.805
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.827 $15.520 $16.966 $17.434 $18.583
   Accumulation Unit Value, End of Period....................  --  $15.520 $16.966 $17.434 $18.583 $20.269
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.045 $14.540 $17.644 $18.819 $21.589
   Accumulation Unit Value, End of Period....................  --  $14.540 $17.644 $18.819 $21.589 $20.664
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.228 $10.272 $10.477
   Accumulation Unit Value, End of Period....................  --       -- $10.228 $10.272 $10.477 $10.952
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.992
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.992 $12.055
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.605 $12.667 $13.990 $15.168 $17.608
   Accumulation Unit Value, End of Period....................  --  $12.667 $13.990 $15.168 $17.608 $17.866
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.681 $16.849 $20.604 $25.748 $32.343
   Accumulation Unit Value, End of Period....................  --  $16.849 $20.604 $25.748 $32.343 $40.840
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.383 $13.578 $15.781 $17.050 $20.306
   Accumulation Unit Value, End of Period....................  --  $13.578 $15.781 $17.050 $20.306 $22.987
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.589 $12.869 $14.479 $13.761 $15.219
   Accumulation Unit Value, End of Period....................  --  $12.869 $14.479 $13.761 $15.219 $16.564
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.902 $11.435 $12.855
   Accumulation Unit Value, End of Period....................  --       -- $10.902 $11.435 $12.855 $13.452
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.353 $10.286 $11.028
   Accumulation Unit Value, End of Period....................  --       -- $10.353 $10.286 $11.028 $11.482
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.886 $11.022 $12.676
   Accumulation Unit Value, End of Period....................  --       -- $10.886 $11.022 $12.676 $12.856
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.134 $11.424 $12.087
   Accumulation Unit Value, End of Period....................  --       -- $11.134 $11.424 $12.087 $14.374
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid - Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.117 $11.799 $12.986
   Accumulation Unit Value, End of Period....................  --       -- $11.117 $11.799 $12.986 $12.806
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.110 $13.075 $14.077 $14.311 $15.558
   Accumulation Unit Value, End of Period....................  --  $13.075 $14.077 $14.311 $15.558 $15.787
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.101 $10.137 $10.431
   Accumulation Unit Value, End of Period....................  --       -- $10.101 $10.137 $10.431 $10.646
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.268 $12.826 $13.190 $13.928
   Accumulation Unit Value, End of Period....................  --  $12.268 $12.826 $13.190 $13.928 $15.549
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.084 $14.213 $16.568 $18.532 $21.330
   Accumulation Unit Value, End of Period....................  --  $14.213 $16.568 $18.532 $21.330 $22.185
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.733 $12.938 $13.795 $13.800 $14.781
   Accumulation Unit Value, End of Period....................  --  $12.938 $13.795 $13.800 $14.781 $14.425
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.466 $12.615 $13.501 $14.000 $15.756
   Accumulation Unit Value, End of Period....................  --  $12.615 $13.501 $14.000 $15.756 $16.090
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.716 $14.641 $17.111 $18.410 $20.700
   Accumulation Unit Value, End of Period....................  --  $14.641 $17.111 $18.410 $20.700 $20.014

   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... --  $10.342 $12.372 $14.489 $15.912 $16.025
   Accumulation Unit Value, End of Period............... --  $12.372 $14.489 $15.912 $16.025 $16.661
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... --  $11.249 $12.119 $12.886 $12.950 $13.618
   Accumulation Unit Value, End of Period............... --  $12.119 $12.886 $12.950 $13.618 $14.628
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.754 $12.414 $13.282 $13.933 $15.420
   Accumulation Unit Value, End of Period............... --  $12.414 $13.282 $13.933 $15.420 $15.564
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.995 $13.484 $14.692 $15.161 $17.233
   Accumulation Unit Value, End of Period............... --  $13.484 $14.692 $15.161 $17.233 $15.877
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
   (2) Accumulation Unit Value, Beginning of Period..... --  $10.235 $11.285 $11.855 $13.160 $13.266
   Accumulation Unit Value, End of Period............... --  $11.285 $11.855 $13.160 $13.266 $12.929
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $11.868 $13.324 $14.443 $14.603 $15.827
   Accumulation Unit Value, End of Period............... --  $13.324 $14.443 $14.603 $15.827 $15.952
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.358 $10.426 $10.677 $10.718 $10.986
   Accumulation Unit Value, End of Period............... --  $10.426 $10.677 $10.718 $10.986 $11.334
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.577 $13.361 $15.224 $16.751 $20.980
   Accumulation Unit Value, End of Period............... --  $13.361 $15.224 $16.751 $20.980 $22.292
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.694 $12.972 $14.328 $15.288 $17.081
   Accumulation Unit Value, End of Period............... --  $12.972 $14.328 $15.288 $17.081 $15.883
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $ 9.939 $ 9.838 $ 9.710 $ 9.764 $ 9.995
   Accumulation Unit Value, End of Period............... --  $ 9.838 $ 9.710 $ 9.764 $ 9.995 $10.269
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ --  $10.981 $13.475 $14.576 $15.724 $16.739
   Accumulation Unit Value, End of Period............... --  $13.475 $14.576 $15.724 $16.739 $17.355
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $11.323 $14.551 $16.471 $17.104 $19.459
   Accumulation Unit Value, End of Period............... --  $14.551 $16.471 $17.104 $19.459 $18.146
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ --  $10.843 $13.075 $13.791 $14.202 $15.503
   Accumulation Unit Value, End of Period............... --  $13.075 $13.791 $14.202 $15.503 $15.285
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.684 $12.064 $12.801 $13.056 $14.330
   Accumulation Unit Value, End of Period............... --  $12.064 $12.801 $13.056 $14.330 $14.184
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ --  $11.649 $14.036 $16.737 $17.820 $22.200
   Accumulation Unit Value, End of Period............... --  $14.036 $16.737 $17.820 $22.200 $26.108
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.800 $13.541 $15.749 $17.321 $17.912
   Accumulation Unit Value, End of Period............... --  $13.541 $15.749 $17.321 $17.912 $18.231
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.580 $12.379 $12.750 $13.215 $13.664
   Accumulation Unit Value, End of Period............... --  $12.379 $12.750 $13.215 $13.664 $14.137
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period........ --       -- $10.000 $11.103 $12.099 $12.449
   Accumulation Unit Value, End of Period............... --       -- $11.103 $12.099 $12.449 $14.354
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --       -- $10.000 $11.316 $11.554 $13.148
   Accumulation Unit Value, End of Period............... --       -- $11.316 $11.554 $13.148 $12.591
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.781 $13.333 $14.922 $16.055 $18.259
   Accumulation Unit Value, End of Period............... --  $13.333 $14.922 $16.055 $18.259 $18.355
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.000 $10.000 $ 9.860 $ 9.904 $10.117
   Accumulation Unit Value, End of Period............... --  $10.000 $ 9.860 $ 9.904 $10.117 $10.362
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $ 9.931 $11.720 $12.271 $12.953 $13.036
   Accumulation Unit Value, End of Period............... --  $11.720 $12.271 $12.953 $13.036 $14.909
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $12.292 $13.852 $14.953 $16.443 $17.867
   Accumulation Unit Value, End of Period............... --  $13.852 $14.953 $16.443 $17.867 $18.639
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       -- $10.000 $10.941 $11.521 $12.719
   Accumulation Unit Value, End of Period............... --       -- $10.941 $11.521 $12.719 $12.890
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.738 $12.184 $12.439
   Accumulation Unit Value, End of Period............... --       -- $10.738 $12.184 $12.439 $14.868
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.712 $12.131 $12.350
   Accumulation Unit Value, End of Period............... --       -- $10.712 $12.131 $12.350 $14.732
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $10.000 $11.058 $12.143 $14.469
   Accumulation Unit Value, End of Period............... --  $10.000 $11.058 $12.143 $14.469 $15.575
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       --      --      -- $10.000 $ 9.809
   Accumulation Unit Value, End of Period............... --       --      --      -- $ 9.809 $11.793
   Number of Units Outstanding, End of Period........... --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $13.561 $15.818 $17.510 $19.204
   Accumulation Unit Value, End of Period............... --  $13.561 $15.818 $17.510 $19.204 $19.387
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.280 $12.423 $14.704
   Accumulation Unit Value, End of Period............... --       -- $11.280 $12.423 $14.704 $15.548
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.273 $12.398 $14.665
   Accumulation Unit Value, End of Period............... --       -- $11.273 $12.398 $14.665 $15.493
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $11.382 $14.488 $19.332 $22.134 $29.882
   Accumulation Unit Value, End of Period............... --  $14.488 $19.332 $22.134 $29.882 $24.238
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0



* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value

    Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                        For the Year Ending December 31
                                                              ---------------------------------------------------
Sub-Accounts                                                   2002    2003     2004     2005     2006     2007
------------                                                  ------- ------- -------- -------- -------- --------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --       --       -- $ 10.000 $ 10.249
   Accumulation Unit Value, End of Period....................      --      --       --       -- $ 10.249 $ 11.794
   Number of Units Outstanding, End of Period................      --      --       --       --   14,834   15,862
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --       --       -- $ 10.000 $ 10.440
   Accumulation Unit Value, End of Period....................      --      --       --       -- $ 10.440 $ 11.104
   Number of Units Outstanding, End of Period................      --      --       --       --        0        0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --       --       -- $ 10.000 $ 10.470
   Accumulation Unit Value, End of Period....................      --      --       --       -- $ 10.470 $ 11.295
   Number of Units Outstanding, End of Period................      --      --       --       --        0    7,668
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --       --       -- $ 10.000 $ 10.479
   Accumulation Unit Value, End of Period....................      --      --       --       -- $ 10.479 $ 11.419
   Number of Units Outstanding, End of Period................      --      --       --       --        0        0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --       --       -- $ 10.000 $ 10.331
   Accumulation Unit Value, End of Period....................      --      --       --       -- $ 10.331 $ 10.734
   Number of Units Outstanding, End of Period................      --      --       --       --        0        0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --       --       -- $ 10.000 $  9.726
   Accumulation Unit Value, End of Period....................      --      --       --       -- $  9.726 $ 11.670
   Number of Units Outstanding, End of Period................      --      --       --       --        0        0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --       --       -- $ 10.000 $ 10.802
   Accumulation Unit Value, End of Period....................      --      --       --       -- $ 10.802 $ 11.145
   Number of Units Outstanding, End of Period................      --      --       --       --        0        0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --       --       -- $ 10.000 $  9.858
   Accumulation Unit Value, End of Period....................      --      --       --       -- $  9.858 $ 11.154
   Number of Units Outstanding, End of Period................      --      --       --       --    3,581    5,625
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.846 $ 13.376 $ 14.516 $ 14.743 $ 16.889
   Accumulation Unit Value, End of Period.................... $10.846 $13.376 $ 14.516 $ 14.743 $ 16.889 $ 15.954
   Number of Units Outstanding, End of Period................  11,854  46,365   74,854   75,086   66,833   65,254
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $ 10.000 $ 11.217 $ 11.183 $ 12.973
   Accumulation Unit Value, End of Period....................      --      -- $ 11.217 $ 11.183 $ 12.973 $ 13.205
   Number of Units Outstanding, End of Period................      --      --   16,682   31,911   52,598   49,013
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $ 10.000 $ 10.517 $ 10.428 $ 11.347
   Accumulation Unit Value, End of Period....................      --      -- $ 10.517 $ 10.428 $ 11.347 $ 11.825
   Number of Units Outstanding, End of Period................      --      --    2,412   29,785   45,245   46,359
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.530 $ 15.526 $ 16.980 $ 17.458 $ 18.618
   Accumulation Unit Value, End of Period.................... $11.530 $15.526 $ 16.980 $ 17.458 $ 18.618 $ 20.317
   Number of Units Outstanding, End of Period................       0   4,180    4,378    3,987    3,524    1,563
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.220 $ 14.545 $ 17.659 $ 18.845 $ 21.630
   Accumulation Unit Value, End of Period.................... $11.220 $14.545 $ 17.659 $ 18.845 $ 21.630 $ 20.714
   Number of Units Outstanding, End of Period................      26  22,354   44,473   51,954   54,312   52,005
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $ 10.000 $ 10.232 $ 10.280 $ 10.492
   Accumulation Unit Value, End of Period....................      --      -- $ 10.232 $ 10.280 $ 10.492 $ 10.972
   Number of Units Outstanding, End of Period................      --      --    3,419   10,772    7,877    7,483
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --       --       -- $ 10.000 $ 10.996
   Accumulation Unit Value, End of Period....................      --      --       --       -- $ 10.996 $ 12.065
   Number of Units Outstanding, End of Period................      --      --       --       --    5,397    6,815
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.320 $ 12.671 $ 14.002 $ 15.188 $ 17.641
   Accumulation Unit Value, End of Period.................... $10.320 $12.671 $ 14.002 $ 15.188 $ 17.641 $ 17.908
   Number of Units Outstanding, End of Period................       0  43,101   74,703  100,052  104,046  104,027
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.228 $ 16.854 $ 20.622 $ 25.783 $ 32.403
   Accumulation Unit Value, End of Period.................... $11.228 $16.854 $ 20.622 $ 25.783 $ 32.403 $ 40.938
   Number of Units Outstanding, End of Period................     460   2,074    6,743   11,118   10,943    8,995
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.471 $ 13.582 $ 15.795 $ 17.073 $ 20.343
   Accumulation Unit Value, End of Period.................... $10.471 $13.582 $ 15.795 $ 17.073 $ 20.343 $ 23.042
   Number of Units Outstanding, End of Period................       0  14,384   22,487   32,718   43,745   39,322
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.716 $ 12.873 $ 14.491 $ 13.780 $ 15.247
   Accumulation Unit Value, End of Period.................... $10.716 $12.873 $ 14.491 $ 13.780 $ 15.247 $ 16.603
   Number of Units Outstanding, End of Period................     303   8,849    9,789    8,793    9,410    9,572
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $ 10.000 $ 10.904 $ 11.442 $ 12.870
   Accumulation Unit Value, End of Period....................      --      -- $ 10.904 $ 11.442 $ 12.870 $ 13.474
   Number of Units Outstanding, End of Period................      --      --      996    5,983   10,362    7,418
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $ 10.000 $ 10.355 $ 10.292 $ 11.040
   Accumulation Unit Value, End of Period....................      --      -- $ 10.355 $ 10.292 $ 11.040 $ 11.501
   Number of Units Outstanding, End of Period................      --      --        0   26,125   37,008   36,002
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $ 10.000 $ 10.888 $ 11.029 $ 12.691
   Accumulation Unit Value, End of Period....................      --      -- $ 10.888 $ 11.029 $ 12.691 $ 12.878
   Number of Units Outstanding, End of Period................      --      --    4,964   20,196   22,574   22,801
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $ 10.000 $ 11.136 $ 11.431 $ 12.101
   Accumulation Unit Value, End of Period....................      --      -- $ 11.136 $ 11.431 $ 12.101 $ 14.398
   Number of Units Outstanding, End of Period................      --      --        0    6,212   11,813   13,159
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $ 10.000 $ 11.119 $ 11.806 $ 13.001
   Accumulation Unit Value, End of Period....................      --      -- $ 11.119 $ 11.806 $ 13.001 $ 12.828
   Number of Units Outstanding, End of Period................      --      --   11,443   27,985   30,535   29,272
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.692 $ 13.079 $ 14.089 $ 14.331 $ 15.587
   Accumulation Unit Value, End of Period.................... $10.692 $13.079 $ 14.089 $ 14.331 $ 15.587 $ 15.824
   Number of Units Outstanding, End of Period................     404  63,338   82,954   57,790   50,266   42,435
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $ 10.000 $ 10.102 $ 10.143 $ 10.443
   Accumulation Unit Value, End of Period....................      --      -- $ 10.102 $ 10.143 $ 10.443 $ 10.663
   Number of Units Outstanding, End of Period................      --      --        1    6,138   22,411   21,985
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $ 12.273 $ 12.837 $ 13.208 $ 13.954
   Accumulation Unit Value, End of Period....................      -- $12.273 $ 12.837 $ 13.208 $ 13.954 $ 15.586
   Number of Units Outstanding, End of Period................      --  23,160   40,804   54,999   63,674   56,435
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.144 $ 14.218 $ 16.582 $ 18.558 $ 21.369
   Accumulation Unit Value, End of Period.................... $10.144 $14.218 $ 16.582 $ 18.558 $ 21.369 $ 22.238
   Number of Units Outstanding, End of Period................     450  92,586  106,291   87,037   83,879   83,591
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.657 $ 12.943 $ 13.807 $ 13.818 $ 14.809
   Accumulation Unit Value, End of Period.................... $10.657 $12.943 $ 13.807 $ 13.818 $ 14.809 $ 14.459

   Number of Units Outstanding, End of Period.............   4,391  27,534   70,579   47,047   43,563   30,750
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.173 $ 12.619 $ 13.513 $ 14.019 $ 15.785
   Accumulation Unit Value, End of Period................. $10.173 $12.619 $ 13.513 $ 14.019 $ 15.785 $ 16.128
   Number of Units Outstanding, End of Period.............   1,290  75,748  111,106  124,647  129,741  119,159
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.349 $ 14.646 $ 17.126 $ 18.435 $ 20.739
   Accumulation Unit Value, End of Period................. $10.349 $14.646 $ 17.126 $ 18.435 $ 20.739 $ 20.062
   Number of Units Outstanding, End of Period.............     522  49,259   49,689   38,240   38,671   38,046
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.056 $ 12.376 $ 14.501 $ 15.933 $ 16.055
   Accumulation Unit Value, End of Period................. $10.056 $12.376 $ 14.501 $ 15.933 $ 16.055 $ 16.701
   Number of Units Outstanding, End of Period.............       0   1,775    6,467   15,382   17,702   14,106
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.547 $ 12.123 $ 12.897 $ 12.967 $ 13.643
   Accumulation Unit Value, End of Period................. $10.547 $12.123 $ 12.897 $ 12.967 $ 13.643 $ 14.663
   Number of Units Outstanding, End of Period.............     587  91,119  140,314  211,902  208,110  198,924
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.383 $ 12.418 $ 13.293 $ 13.952 $ 15.449
   Accumulation Unit Value, End of Period................. $10.383 $12.418 $ 13.293 $ 13.952 $ 15.449 $ 15.601
   Number of Units Outstanding, End of Period.............       0   8,650   17,401   11,842   16,884   14,948
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.793 $ 13.489 $ 14.704 $ 15.182 $ 17.266
   Accumulation Unit Value, End of Period................. $10.793 $13.489 $ 14.704 $ 15.182 $ 17.266 $ 15.915
   Number of Units Outstanding, End of Period.............   3,975  51,316   63,684   68,393   65,926   66,762
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.719 $ 11.289 $ 11.865 $ 13.178 $ 13.290
   Accumulation Unit Value, End of Period................. $ 9.719 $11.289 $ 11.865 $ 13.178 $ 13.290 $ 12.960
   Number of Units Outstanding, End of Period.............     513  12,430   17,089   17,183   14,596   14,807
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.736 $ 13.736 $ 14.456 $ 14.622 $ 15.857
   Accumulation Unit Value, End of Period................. $10.736 $13.329 $ 14.456 $ 14.622 $ 15.857 $ 15.990
   Number of Units Outstanding, End of Period.............       0  29,635   39,771   35,570   40,582   38,390
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.180 $ 10.430 $ 10.687 $ 10.733 $ 11.006
   Accumulation Unit Value, End of Period................. $10.180 $10.430 $ 10.687 $ 10.733 $ 11.006 $ 11.361
   Number of Units Outstanding, End of Period.............     296  61,097   76,632   98,493  103,612   96,249
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.600 $ 13.366 $ 15.237 $ 16.774 $ 21.020
   Accumulation Unit Value, End of Period................. $10.600 $13.366 $ 15.237 $ 16.774 $ 21.020 $ 22.346
   Number of Units Outstanding, End of Period.............     800  11,831   13,934   19,691   23,392   24,519
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.403 $ 12.976 $ 14.340 $ 15.309 $ 17.113
   Accumulation Unit Value, End of Period................. $10.403 $12.976 $ 14.340 $ 15.309 $ 17.113 $ 15.921
   Number of Units Outstanding, End of Period.............       0   7,758    8,048   13,156   17,627   20,378
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.980 $  9.841 $  9.719 $  9.777 $ 10.014
   Accumulation Unit Value, End of Period................. $ 9.980 $ 9.841 $  9.719 $  9.777 $ 10.014 $ 10.294
   Number of Units Outstanding, End of Period.............       0  53,140  106,208  137,648  154,407  144,007
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.374 $ 13.480 $ 14.588 $ 15.745 $ 16.771
   Accumulation Unit Value, End of Period................. $10.374 $13.480 $ 14.588 $ 15.745 $ 16.771 $ 17.396
   Number of Units Outstanding, End of Period.............   3,591   7,704   11,893   12,802   12,227   11,461
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.199 $ 14.556 $ 16.485 $ 17.127 $ 19.495
   Accumulation Unit Value, End of Period................. $11.199 $14.556 $ 16.485 $ 17.127 $ 19.495 $ 18.190
   Number of Units Outstanding, End of Period.............     945  11,071   23,719   27,261   28,783   29,927
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.638 $ 13.080 $ 13.803 $ 14.221 $ 15.532
   Accumulation Unit Value, End of Period................. $10.638 $13.080 $ 13.803 $ 14.221 $ 15.532 $ 15.322
   Number of Units Outstanding, End of Period.............       0   5,222    3,459    3,421    2,877    1,842
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.510 $ 12.069 $ 12.812 $ 13.074 $ 14.356
   Accumulation Unit Value, End of Period................. $10.510 $12.069 $ 12.812 $ 13.074 $ 14.356 $ 14.218
   Number of Units Outstanding, End of Period.............     999  49,323   62,387   54,761   47,702   38,668
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.465 $ 14.041 $ 16.751 $ 17.844 $ 22.241
   Accumulation Unit Value, End of Period................. $11.465 $14.041 $ 16.751 $ 17.844 $ 22.241 $ 26.170
   Number of Units Outstanding, End of Period.............       0   8,391    8,358    9,837    9,232    6,569
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.368 $ 13.545 $ 15.762 $ 17.344 $ 17.945
   Accumulation Unit Value, End of Period................. $10.368 $13.545 $ 15.762 $ 17.344 $ 17.945 $ 18.275
   Number of Units Outstanding, End of Period.............       0   6,744   11,286    9,400    9,342    8,059
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.105 $ 12.383 $ 12.761 $ 13.233 $ 13.689
   Accumulation Unit Value, End of Period................. $10.105 $12.383 $ 12.761 $ 13.233 $ 13.689 $ 14.170
   Number of Units Outstanding, End of Period.............     706  45,547   52,828   59,629   59,044   55,533
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $ 10.000 $ 11.107 $ 12.109 $ 12.465
   Accumulation Unit Value, End of Period.................      --      -- $ 11.107 $ 12.109 $ 12.465 $ 14.381
   Number of Units Outstanding, End of Period.............      --      --   11,239   12,114   14,318   11,835
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $ 10.000 $ 11.320 $ 11.563 $ 13.166
   Accumulation Unit Value, End of Period.................      --      -- $ 11.320 $ 11.563 $ 13.166 $ 12.615
   Number of Units Outstanding, End of Period.............      --      --       16   50,549   70,910   69,274
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.648 $ 13.338 $ 14.934 $ 16.077 $ 18.294
   Accumulation Unit Value, End of Period................. $10.648 $13.338 $ 14.934 $ 16.077 $ 18.294 $ 18.399
   Number of Units Outstanding, End of Period.............       0  86,262  190,316  143,870  136,527  115,573
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $ 10.000 $  9.865 $  9.914 $ 10.133
   Accumulation Unit Value, End of Period.................      -- $10.000 $  9.865 $  9.914 $ 10.133 $ 10.383
   Number of Units Outstanding, End of Period.............      --       0       33   84,749   40,328   46,255
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.406 $ 11.724 $ 12.282 $ 12.971 $ 13.060
   Accumulation Unit Value, End of Period................. $ 9.406 $11.724 $ 12.282 $ 12.971 $ 13.060 $ 14.944
   Number of Units Outstanding, End of Period.............       0  20,758   23,817   91,131   88,285   83,745
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.055 $ 13.857 $ 14.965 $ 16.465 $ 17.900
   Accumulation Unit Value, End of Period................. $11.055 $13.857 $ 14.965 $ 16.465 $ 17.900 $ 18.683
   Number of Units Outstanding, End of Period.............       0   1,345   14,147   13,705   14,043   14,452
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $ 10.000 $ 10.944 $ 11.531 $ 12.736
   Accumulation Unit Value, End of Period.................      --      -- $ 10.944 $ 11.531 $ 12.736 $ 12.914
   Number of Units Outstanding, End of Period.............      --      --    5,451   20,177   28,848   28,992
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $ 10.000 $ 10.741 $ 12.195 $ 12.456
   Accumulation Unit Value, End of Period.................      --      -- $ 10.741 $ 12.195 $ 12.456 $ 14.896
   Number of Units Outstanding, End of Period.............      --      --   15,641   13,315   11,712   11,712
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $ 10.000 $ 10.716 $ 12.142 $ 12.367
   Accumulation Unit Value, End of Period.................      --      -- $ 10.716 $ 12.142 $ 12.367 $ 14.760
   Number of Units Outstanding, End of Period.............      --      --    4,848    5,544    5,861    5,079
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $ 10.000 $ 11.064 $ 12.155 $ 14.491
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 11.064 $ 12.155 $ 14.491 $ 15.607
   Number of Units Outstanding, End of Period.............      --       0    7,374   16,086   21,374   18,532
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --       --       -- $ 10.000 $  9.813
   Accumulation Unit Value, End of Period.................      --      --       --       -- $  9.813 $ 11.803
   Number of Units Outstanding, End of Period.............      --      --       --       --    5,577    3,665
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $ 13.566 $ 15.831 $ 17.534 $ 19.240
   Accumulation Unit Value, End of Period.................      -- $13.566 $ 15.831 $ 17.534 $ 19.240 $ 19.433
   Number of Units Outstanding, End of Period.............      --   2,958    6,274    6,942    7,162    5,360
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $ 10.000 $ 11.283 $ 12.433 $ 14.724
   Accumulation Unit Value, End of Period.................      --      -- $ 11.283 $ 12.433 $ 14.724 $ 15.578
   Number of Units Outstanding, End of Period.............      --      --   32,469   26,863   25,184   24,403
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II

(4)(5) Accumulation Unit Value, Beginning of Period      --      -- $10.000 $11.277 $12.408 $14.685
   Accumulation Unit Value, End of Period..........      --      -- $11.277 $12.408 $14.685 $15.522
   Number of Units Outstanding, End of Period......      --      --   7,262  10,922  11,863   9,815
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period... $10.000 $10.696 $14.493 $19.348 $22.164 $29.938
   Accumulation Unit Value, End of Period.......... $10.696 $14.493 $19.348 $22.164 $29.938 $24.296
   Number of Units Outstanding, End of Period......       0   8,229  20,032  21,386  21,087  18,547



* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series
    - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With the MAV Death Benefit Option, added on or after May 1, 2003, and the
                             Enhanced Beneficiary
        Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.75



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.245
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.245 $11.784
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.437
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.437 $11.095
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.466
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.466 $11.285
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.475
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.475 $11.409
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.327
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.327 $10.725
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.723
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.723 $11.660
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.798
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.798 $11.136
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.855
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.855 $11.145
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.704 $13.371 $14.504 $14.723 $16.857
   Accumulation Unit Value, End of Period....................  --  $13.371 $14.504 $14.723 $16.857 $15.916
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.214 $11.173 $12.956
   Accumulation Unit Value, End of Period....................  --       -- $11.214 $11.173 $12.956 $13.180
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.516 $10.422 $11.334
   Accumulation Unit Value, End of Period....................  --       -- $10.516 $10.422 $11.334 $11.805
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.827 $15.520 $16.966 $17.434 $18.583
   Accumulation Unit Value, End of Period....................  --  $15.520 $16.966 $17.434 $18.583 $20.269
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.045 $14.540 $17.644 $18.819 $21.589
   Accumulation Unit Value, End of Period....................  --  $14.540 $17.644 $18.819 $21.589 $20.664
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.228 $10.272 $10.477
   Accumulation Unit Value, End of Period....................  --       -- $10.228 $10.272 $10.477 $10.952
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.992
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.992 $12.055
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.605 $12.667 $13.990 $15.168 $17.608
   Accumulation Unit Value, End of Period....................  --  $12.667 $13.990 $15.168 $17.608 $17.866
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.681 $16.849 $20.604 $25.748 $32.343
   Accumulation Unit Value, End of Period....................  --  $16.849 $20.604 $25.748 $32.343 $40.840
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.383 $13.578 $15.781 $17.050 $20.306
   Accumulation Unit Value, End of Period....................  --  $13.578 $15.781 $17.050 $20.306 $22.987
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.589 $12.869 $14.479 $13.761 $15.219
   Accumulation Unit Value, End of Period....................  --  $12.869 $14.479 $13.761 $15.219 $16.564
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.902 $11.435 $12.855
   Accumulation Unit Value, End of Period....................  --       -- $10.902 $11.435 $12.855 $13.452
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.353 $10.286 $11.028
   Accumulation Unit Value, End of Period....................  --       -- $10.353 $10.286 $11.028 $11.482
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.886 $11.022 $12.676
   Accumulation Unit Value, End of Period....................  --       -- $10.886 $11.022 $12.676 $12.856
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.134 $11.424 $12.087
   Accumulation Unit Value, End of Period....................  --       -- $11.134 $11.424 $12.087 $14.374
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.117 $11.799 $12.986
   Accumulation Unit Value, End of Period....................  --       -- $11.117 $11.799 $12.986 $12.806
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.110 $13.075 $14.077 $14.311 $15.558
   Accumulation Unit Value, End of Period....................  --  $13.075 $14.077 $14.311 $15.558 $15.787
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.101 $10.137 $10.431
   Accumulation Unit Value, End of Period....................  --       -- $10.101 $10.137 $10.431 $10.646
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.268 $12.826 $13.190 $13.928
   Accumulation Unit Value, End of Period....................  --  $12.268 $12.826 $13.190 $13.928 $15.549
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.084 $14.213 $16.568 $18.532 $21.330
   Accumulation Unit Value, End of Period....................  --  $14.213 $16.568 $18.532 $21.330 $22.185
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.733 $12.938 $13.795 $13.800 $14.781
   Accumulation Unit Value, End of Period....................  --  $12.938 $13.795 $13.800 $14.781 $14.425
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.466 $12.615 $13.501 $14.000 $15.756
   Accumulation Unit Value, End of Period................. --  $12.615 $13.501 $14.000 $15.756 $16.090
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.716 $14.641 $17.111 $18.410 $20.700
   Accumulation Unit Value, End of Period................. --  $14.641 $17.111 $18.410 $20.700 $20.014
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.342 $12.372 $14.489 $15.912 $16.025
   Accumulation Unit Value, End of Period................. --  $12.372 $14.489 $15.912 $16.025 $16.661
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.249 $12.119 $12.886 $12.950 $13.618
   Accumulation Unit Value, End of Period................. --  $12.119 $12.886 $12.950 $13.618 $14.628
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.754 $12.414 $13.282 $13.933 $15.420
   Accumulation Unit Value, End of Period................. --  $12.414 $13.282 $13.933 $15.420 $15.564
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.995 $13.484 $14.692 $15.161 $17.233
   Accumulation Unit Value, End of Period................. --  $13.484 $14.692 $15.161 $17.233 $15.877
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.235 $11.285 $11.855 $13.160 $13.266
   Accumulation Unit Value, End of Period................. --  $11.285 $11.855 $13.160 $13.266 $12.929
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.868 $13.324 $14.443 $14.603 $15.827
   Accumulation Unit Value, End of Period................. --  $13.324 $14.443 $14.603 $15.827 $15.952
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.358 $10.426 $10.677 $10.718 $10.986
   Accumulation Unit Value, End of Period................. --  $10.426 $10.677 $10.718 $10.986 $11.334
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.577 $13.361 $15.224 $16.751 $20.980
   Accumulation Unit Value, End of Period................. --  $13.361 $15.224 $16.751 $20.980 $22.292
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.694 $12.972 $14.328 $15.288 $17.081
   Accumulation Unit Value, End of Period................. --  $12.972 $14.328 $15.288 $17.081 $15.883
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.939 $ 9.838 $ 9.710 $ 9.764 $ 9.995
   Accumulation Unit Value, End of Period................. --  $ 9.838 $ 9.710 $ 9.764 $ 9.995 $10.269
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.981 $13.475 $14.576 $15.724 $16.739
   Accumulation Unit Value, End of Period................. --  $13.475 $14.576 $15.724 $16.739 $17.355
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.323 $14.551 $16.471 $17.104 $19.459
   Accumulation Unit Value, End of Period................. --  $14.551 $16.471 $17.104 $19.459 $18.146
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.843 $13.075 $13.791 $14.202 $15.503
   Accumulation Unit Value, End of Period................. --  $13.075 $13.791 $14.202 $15.503 $15.285
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.684 $12.064 $12.801 $13.056 $14.330
   Accumulation Unit Value, End of Period................. --  $12.064 $12.801 $13.056 $14.330 $14.184
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.649 $14.036 $16.737 $17.820 $22.200
   Accumulation Unit Value, End of Period................. --  $14.036 $16.737 $17.820 $22.200 $26.108
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.800 $13.541 $15.749 $17.321 $17.912
   Accumulation Unit Value, End of Period................. --  $13.541 $15.749 $17.321 $17.912 $18.231
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.580 $12.379 $12.750 $13.215 $13.664
   Accumulation Unit Value, End of Period................. --  $12.379 $12.750 $13.215 $13.664 $14.137
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.103 $12.099 $12.449
   Accumulation Unit Value, End of Period................. --       -- $11.103 $12.099 $12.449 $14.354
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.316 $11.554 $13.148
   Accumulation Unit Value, End of Period................. --       -- $11.316 $11.554 $13.148 $12.591
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.781 $13.333 $14.922 $16.055 $18.259
   Accumulation Unit Value, End of Period................. --  $13.333 $14.922 $16.055 $18.259 $18.355
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.860 $ 9.904 $10.117
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.860 $ 9.904 $10.117 $10.362
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.931 $11.720 $12.271 $12.953 $13.036
   Accumulation Unit Value, End of Period................. --  $11.720 $12.271 $12.953 $13.036 $14.909
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.292 $13.852 $14.953 $16.443 $17.867
   Accumulation Unit Value, End of Period................. --  $13.852 $14.953 $16.443 $17.867 $18.639
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.941 $11.521 $12.719
   Accumulation Unit Value, End of Period................. --       -- $10.941 $11.521 $12.719 $12.890
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.738 $12.184 $12.439
   Accumulation Unit Value, End of Period................. --       -- $10.738 $12.184 $12.439 $14.868
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.712 $12.131 $12.350
   Accumulation Unit Value, End of Period................. --       -- $10.712 $12.131 $12.350 $14.732
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.058 $12.143 $14.469
   Accumulation Unit Value, End of Period................. --  $10.000 $11.058 $12.143 $14.469 $15.575
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.809
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.809 $11.793
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.561 $15.818 $17.510 $19.204
   Accumulation Unit Value, End of Period................. --  $13.561 $15.818 $17.510 $19.204 $19.387
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.280 $12.423 $14.704
   Accumulation Unit Value, End of Period................. --       -- $11.280 $12.423 $14.704 $15.548
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.273 $12.398 $14.665

   Accumulation Unit Value, End of Period.......... --       -- $11.273 $12.398 $14.665 $15.493
   Number of Units Outstanding, End of Period...... --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period... --  $11.382 $14.488 $19.332 $22.134 $29.882
   Accumulation Unit Value, End of Period.......... --  $14.488 $19.332 $22.134 $29.882 $24.238
   Number of Units Outstanding, End of Period...... --        0       0       0       0       0



* The Allstate Advisor Plus Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series- Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series- Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will c ontinue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
                                 Death Benefit
  Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1,
       2003, and the Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 1.8



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.242
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.242 $11.774
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.433
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.433 $11.085
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.463
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.463 $11.275
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.472
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.472 $11.399
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.324
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.324 $10.716
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.720
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.720 $11.650
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.794
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.794 $11.126
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.852
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.852 $11.135
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.844 $13.359 $14.483 $14.695 $16.817
   Accumulation Unit Value, End of Period.................... $10.844 $13.359 $14.483 $14.695 $16.817 $15.869
   Number of Units Outstanding, End of Period................     629   9,885  10,850  12,054  11,076   7,899
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.210 $11.164 $12.938
   Accumulation Unit Value, End of Period....................      --      -- $11.210 $11.164 $12.938 $13.155
   Number of Units Outstanding, End of Period................      --      --       0   2,002   1,994   1,838
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.515 $10.415 $11.321
   Accumulation Unit Value, End of Period....................      --      -- $10.515 $10.415 $11.321 $11.786
   Number of Units Outstanding, End of Period................      --      --       0   3,208   3,261   3,108
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.528 $15.507 $16.942 $17.401 $18.538
   Accumulation Unit Value, End of Period.................... $11.528 $15.507 $16.942 $17.401 $18.538 $20.209
   Number of Units Outstanding, End of Period................     258   2,777   2,674   2,580   2,236   2,150
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.218 $14.527 $17.619 $18.784 $21.537
   Accumulation Unit Value, End of Period.................... $11.218 $14.527 $17.619 $18.784 $21.537 $20.604
   Number of Units Outstanding, End of Period................       0   4,422   3,315   3,630   3,775   1,843
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.225 $10.263 $10.463
   Accumulation Unit Value, End of Period....................      --      -- $10.225 $10.263 $10.463 $10.931
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.989
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.989 $12.045
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.318 $12.318 $13.971 $15.139 $17.566
   Accumulation Unit Value, End of Period.................... $10.318 $12.656 $13.971 $15.139 $17.566 $17.813
   Number of Units Outstanding, End of Period................       0   2,202   1,750   2,355   2,245   2,222
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.226 $16.833 $20.576 $25.699 $32.264
   Accumulation Unit Value, End of Period.................... $11.226 $16.833 $20.576 $25.699 $32.264 $40.721
   Number of Units Outstanding, End of Period................       0   4,309     459     618     829     706
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.468 $13.565 $15.759 $17.017 $20.256
   Accumulation Unit Value, End of Period.................... $10.468 $13.565 $15.759 $17.017 $20.256 $22.920
   Number of Units Outstanding, End of Period................       0   4,106   2,964   3,620   3,571   2,486
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.714 $12.857 $14.458 $13.735 $15.182
   Accumulation Unit Value, End of Period.................... $10.714 $12.857 $14.458 $13.735 $15.182 $16.515
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.901 $11.427 $12.840
   Accumulation Unit Value, End of Period....................      --      -- $10.901 $11.427 $12.840 $13.429
   Number of Units Outstanding, End of Period................      --      --       0   2,775   2,608   2,449
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.352 $10.279 $11.015
   Accumulation Unit Value, End of Period....................      --      -- $10.352 $10.279 $11.015 $11.463
   Number of Units Outstanding, End of Period................      --      --       0   1,338   1,216   1,176
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.885 $11.015 $12.662
   Accumulation Unit Value, End of Period....................      --      -- $10.885 $11.015 $12.662 $12.835
   Number of Units Outstanding, End of Period................      --      --       0     106     106     106
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.133 $11.417 $12.073
   Accumulation Unit Value, End of Period....................      --      -- $11.133 $11.417 $12.073 $14.350
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.116 $11.791 $12.971
   Accumulation Unit Value, End of Period....................      --      -- $11.116 $11.791 $12.971 $12.785
   Number of Units Outstanding, End of Period................      --      --       0   1,085   1,375   1,414
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.689 $13.063 $14.057 $14.284 $15.521
   Accumulation Unit Value, End of Period.................... $10.689 $13.063 $14.057 $14.284 $15.521 $15.740
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.100 $10.130 $10.419
   Accumulation Unit Value, End of Period....................      --      -- $10.100 $10.130 $10.419 $10.628
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.264 $12.815 $13.172 $13.902
   Accumulation Unit Value, End of Period....................      -- $12.264 $12.815 $13.172 $13.902 $15.512
   Number of Units Outstanding, End of Period................      --   1,334   1,333   2,625   3,620   3,496
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.141 $14.200 $16.545 $18.497 $21.278
   Accumulation Unit Value, End of Period.................... $10.141 $14.200 $16.545 $18.497 $21.278 $22.120
   Number of Units Outstanding, End of Period................       0   3,802   3,814   3,695   6,999   6,687
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.654 $12.927 $13.776 $13.773 $14.746
   Accumulation Unit Value, End of Period.................... $10.654 $12.927 $13.776 $13.773 $14.746 $14.383
   Number of Units Outstanding, End of Period................     398   1,197   1,748   2,757   2,268   2,333
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.170 $12.604 $13.482 $13.974 $15.718
   Accumulation Unit Value, End of Period.................... $10.170 $12.604 $13.482 $13.974 $15.718 $16.043
   Number of Units Outstanding, End of Period................       0  28,336  22,903  26,841  26,296  16,915
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.347 $14.628 $17.087 $18.375 $20.650

   Accumulation Unit Value, End of Period............... $10.347 $14.628 $17.087 $18.375 $20.650 $19.955
   Number of Units Outstanding, End of Period...........     317   5,901   5,098   6,106   5,762   3,036
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.054 $12.361 $14.469 $15.881 $15.986
   Accumulation Unit Value, End of Period............... $10.054 $12.361 $14.469 $15.881 $15.986 $16.612
   Number of Units Outstanding, End of Period...........       0   2,561   2,666   2,557   2,446   2,339
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.544 $12.108 $12.868 $12.925 $13.585
   Accumulation Unit Value, End of Period............... $10.544 $12.108 $12.868 $12.925 $13.585 $14.585
   Number of Units Outstanding, End of Period...........     730   3,730   9,919   5,875   5,158   4,973
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.381 $12.402 $13.263 $13.906 $15.383
   Accumulation Unit Value, End of Period............... $10.381 $12.402 $13.263 $13.906 $15.383 $15.518
   Number of Units Outstanding, End of Period...........       0     312     311   1,973   1,979   1,850
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.791 $13.472 $14.671 $15.132 $17.192
   Accumulation Unit Value, End of Period............... $10.791 $13.472 $14.671 $15.132 $17.192 $15.830
   Number of Units Outstanding, End of Period...........       0       0     134       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ $10.000 $ 9.717 $11.275 $11.838 $13.135 $13.234
   Accumulation Unit Value, End of Period............... $ 9.717 $11.275 $11.838 $13.135 $13.234 $12.891
   Number of Units Outstanding, End of Period...........       0   1,631   1,632   1,593   1,594   1,581
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.734 $13.312 $14.423 $14.575 $15.789
   Accumulation Unit Value, End of Period............... $10.734 $13.312 $14.423 $14.575 $15.789 $15.905
   Number of Units Outstanding, End of Period...........       0   2,609   1,366   3,878   4,889   1,435
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.178 $10.417 $10.662 $10.697 $10.959
   Accumulation Unit Value, End of Period............... $10.178 $10.417 $10.662 $10.697 $10.959 $11.301
   Number of Units Outstanding, End of Period...........       0   7,547   6,599  10,655  12,320   7,303
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.597 $13.350 $15.203 $16.719 $20.930
   Accumulation Unit Value, End of Period............... $10.597 $13.350 $15.203 $16.719 $20.930 $22.227
   Number of Units Outstanding, End of Period...........     526     852     850     922     637     636
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.400 $12.960 $14.308 $15.259 $17.040
   Accumulation Unit Value, End of Period............... $10.400 $12.960 $14.308 $15.259 $17.040 $15.836
   Number of Units Outstanding, End of Period...........       0       0       0   1,171   1,628       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.978 $ 9.829 $ 9.697 $ 9.745 $ 9.971
   Accumulation Unit Value, End of Period............... $ 9.978 $ 9.829 $ 9.697 $ 9.745 $ 9.971 $10.239
   Number of Units Outstanding, End of Period...........       0  27,567  48,718  57,753  51,999   7,644
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ $10.000 $10.372 $13.464 $14.556 $15.694 $16.699
   Accumulation Unit Value, End of Period............... $10.372 $13.464 $14.556 $15.694 $16.699 $17.304
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $11.197 $14.538 $16.447 $17.071 $19.412
   Accumulation Unit Value, End of Period............... $11.197 $14.538 $16.447 $17.071 $19.412 $18.093
   Number of Units Outstanding, End of Period...........       0     911   1,253   1,537   1,454   1,478
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ $10.000 $10.635 $13.064 $13.772 $14.175 $15.465
   Accumulation Unit Value, End of Period............... $10.635 $13.064 $13.772 $14.175 $15.465 $15.241
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.508 $12.054 $12.784 $13.031 $14.295
   Accumulation Unit Value, End of Period............... $10.508 $12.054 $12.784 $13.031 $14.295 $14.143
   Number of Units Outstanding, End of Period...........       0   2,923   2,536   3,242   3,239   3,147
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ $10.000 $11.462 $14.023 $16.713 $17.786 $22.146
   Accumulation Unit Value, End of Period............... $11.462 $14.023 $16.713 $17.786 $22.146 $26.032
   Number of Units Outstanding, End of Period...........       0       0       0     114     114     101
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.365 $13.529 $15.727 $17.288 $17.868
   Accumulation Unit Value, End of Period............... $10.365 $13.529 $15.727 $17.288 $17.868 $18.178
   Number of Units Outstanding, End of Period...........       0       0       0       0     233     233
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.102 $12.368 $12.732 $13.190 $13.631
   Accumulation Unit Value, End of Period............... $10.102 $12.368 $12.732 $13.190 $13.631 $14.095
   Number of Units Outstanding, End of Period...........     667   2,931   2,977   2,896   1,975   1,936
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period........      --      -- $10.000 $11.100 $12.088 $12.432
   Accumulation Unit Value, End of Period...............      --      -- $11.100 $12.088 $12.432 $14.327
   Number of Units Outstanding, End of Period...........      --      --   1,624   1,530   1,626   1,520
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      -- $10.000 $11.312 $11.544 $13.130
   Accumulation Unit Value, End of Period...............      --      -- $11.312 $11.544 $13.130 $12.568
   Number of Units Outstanding, End of Period...........      --      --       0   4,102   5,220   1,065
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.646 $13.322 $14.901 $16.024 $18.215
   Accumulation Unit Value, End of Period............... $10.646 $13.322 $14.901 $16.024 $18.215 $18.301
   Number of Units Outstanding, End of Period...........       0   6,795   6,539   7,187   7,388   3,225
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $10.000 $ 9.855 $ 9.894 $10.102
   Accumulation Unit Value, End of Period...............      -- $10.000 $ 9.855 $ 9.894 $10.102 $10.341
   Number of Units Outstanding, End of Period...........      --       0       0   1,390   1,326   1,303
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.404 $11.709 $12.254 $12.928 $13.004
   Accumulation Unit Value, End of Period............... $ 9.404 $11.709 $12.254 $12.928 $13.004 $14.865
   Number of Units Outstanding, End of Period...........       0       0       0   1,064   1,356   1,232
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $11.052 $13.840 $14.932 $16.411 $17.824
   Accumulation Unit Value, End of Period............... $11.052 $13.840 $14.932 $16.411 $17.824 $18.584
   Number of Units Outstanding, End of Period...........       0       0       0   2,428   2,841   2,003
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      -- $10.000 $10.937 $11.511 $12.702
   Accumulation Unit Value, End of Period...............      --      -- $10.937 $11.511 $12.702 $12.866
   Number of Units Outstanding, End of Period...........      --      --   2,546   6,195   9,022   9,022
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $10.734 $12.174 $12.422
   Accumulation Unit Value, End of Period...............      --      -- $10.734 $12.174 $12.422 $14.840
   Number of Units Outstanding, End of Period...........      --      --   1,591   1,437   1,478   1,298
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $10.709 $12.121 $12.333
   Accumulation Unit Value, End of Period...............      --      -- $10.709 $12.121 $12.333 $14.705
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $10.000 $11.052 $12.131 $14.447
   Accumulation Unit Value, End of Period...............      -- $10.000 $11.052 $12.131 $14.447 $15.543
   Number of Units Outstanding, End of Period...........      --       0       0      98     738   2,156
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      --      --      -- $10.000 $ 9.806
   Accumulation Unit Value, End of Period...............      --      --      --      -- $ 9.806 $11.783
   Number of Units Outstanding, End of Period...........      --      --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $13.556 $15.804 $17.487 $19.168
   Accumulation Unit Value, End of Period...............      -- $13.556 $15.804 $17.487 $19.168 $19.341
   Number of Units Outstanding, End of Period...........      --   4,506       0       0     427     426
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.276 $12.412 $14.684
   Accumulation Unit Value, End of Period...............      --      -- $11.276 $12.412 $14.684 $15.519
   Number of Units Outstanding, End of Period...........      --      --  10,403  10,301  10,068   4,515
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.269 $12.387 $14.645
   Accumulation Unit Value, End of Period...............      --      -- $11.269 $12.387 $14.645 $15.464
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $10.694 $14.475 $19.305 $22.091 $29.810
   Accumulation Unit Value, End of Period............... $10.694 $14.475 $19.305 $22.091 $29.810 $24.167
   Number of Units Outstanding, End of Period...........       0   2,014   5,675   3,146   3,330   2,979



* The Allstate Advisor Plus Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on

    December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option, added on or after May 1, 2003, and the
                              Earnings Protection
  Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003,
 and the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.238
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.238 $11.764
   Number of Units Outstanding, End of Period................  --       --      --      --   5,704   6,131
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.429
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.429 $11.076
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.459
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.459 $11.266
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.468
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.468 $11.389
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.320
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.320 $10.707
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.716
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.716 $11.640
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.791
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.791 $11.117
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.848
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.848 $11.126
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.698 $13.355 $14.471 $14.675 $16.785
   Accumulation Unit Value, End of Period....................  --  $13.355 $14.471 $14.675 $16.785 $15.831
   Number of Units Outstanding, End of Period................  --      994   3,007   2,836   2,597   2,499
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.206 $11.154 $12.920
   Accumulation Unit Value, End of Period....................  --       -- $11.206 $11.154 $12.920 $13.131
   Number of Units Outstanding, End of Period................  --       --     388   8,817  15,652  16,738
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.513 $10.409 $11.308
   Accumulation Unit Value, End of Period....................  --       -- $10.513 $10.409 $11.308 $11.766
   Number of Units Outstanding, End of Period................  --       --       0   2,011   1,820   1,660
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.821 $15.501 $16.928 $17.377 $18.503
   Accumulation Unit Value, End of Period....................  --  $15.501 $16.928 $17.377 $18.503 $20.161
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.039 $14.522 $17.604 $18.758 $21.497
   Accumulation Unit Value, End of Period....................  --  $14.522 $17.604 $18.758 $21.497 $20.555
   Number of Units Outstanding, End of Period................  --      489   1,281   1,352   1,281   1,231
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.221 $10.254 $10.449
   Accumulation Unit Value, End of Period....................  --       -- $10.221 $10.254 $10.449 $10.911
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.985
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.985 $12.034
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.599 $12.651 $13.959 $15.118 $17.533
   Accumulation Unit Value, End of Period....................  --  $12.651 $13.959 $15.118 $17.533 $17.771
   Number of Units Outstanding, End of Period................  --      593   1,038   7,115   7,038   6,860
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.674 $16.828 $20.558 $25.664 $32.204
   Accumulation Unit Value, End of Period....................  --  $16.828 $20.558 $25.664 $32.204 $40.624
   Number of Units Outstanding, End of Period................  --      535   1,162   1,167   1,257   1,139
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.377 $13.561 $15.746 $16.994 $20.219
   Accumulation Unit Value, End of Period....................  --  $13.561 $15.746 $16.994 $20.219 $22.865
   Number of Units Outstanding, End of Period................  --    2,037   3,071   8,069  10,854  10,943
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.583 $12.853 $14.446 $13.716 $15.154
   Accumulation Unit Value, End of Period....................  --  $12.853 $14.446 $13.716 $15.154 $16.476
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.899 $11.420 $12.826
   Accumulation Unit Value, End of Period....................  --       -- $10.899 $11.420 $12.826 $13.407
   Number of Units Outstanding, End of Period................  --       --       0       0     944     908
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.351 $10.273 $11.003
   Accumulation Unit Value, End of Period....................  --       -- $10.351 $10.273 $11.003 $11.444
   Number of Units Outstanding, End of Period................  --       --       0   1,019   2,035   1,917
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.884 $11.008 $12.647
   Accumulation Unit Value, End of Period....................  --       -- $10.884 $11.008 $12.647 $12.814
   Number of Units Outstanding, End of Period................  --       --       0       7   5,262   6,282
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.132 $11.409 $12.060
   Accumulation Unit Value, End of Period....................  --       -- $11.132 $11.409 $12.060 $14.326
   Number of Units Outstanding, End of Period................  --       --       0     394     263     251
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.115 $11.784 $12.956
   Accumulation Unit Value, End of Period....................  --       -- $11.115 $11.784 $12.956 $12.764
   Number of Units Outstanding, End of Period................  --       --       0     360     508     512
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.104 $13.059 $14.045 $14.265 $15.492
   Accumulation Unit Value, End of Period....................  --  $13.059 $14.045 $14.265 $15.492 $15.703
   Number of Units Outstanding, End of Period................  --    1,030     964     976     641     994
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.099 $10.124 $10.407
   Accumulation Unit Value, End of Period....................  --       -- $10.099 $10.124 $10.407 $10.611
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.260 $12.805 $13.154 $13.876
   Accumulation Unit Value, End of Period....................  --  $12.260 $12.805 $13.154 $13.876 $15.475
   Number of Units Outstanding, End of Period................  --        0       0     939     891     821
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.079 $14.195 $16.531 $18.472 $21.238
   Accumulation Unit Value, End of Period....................  --  $14.195 $16.531 $18.472 $21.238 $22.068
   Number of Units Outstanding, End of Period................  --    1,156   1,624   1,543   1,478   1,356
Oppenheimer High Income Fund/VA - Service Shares

   Accumulation Unit Value, Beginning of Period........... --  $11.727 $12.922 $13.764 $13.755 $14.718
   Accumulation Unit Value, End of Period................. --  $12.922 $13.764 $13.755 $14.718 $14.349
   Number of Units Outstanding, End of Period............. --       89     410     841   1,663   1,653
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.460 $12.599 $13.471 $13.955 $15.688
   Accumulation Unit Value, End of Period................. --  $12.599 $13.471 $13.955 $15.688 $16.005
   Number of Units Outstanding, End of Period............. --      790   2,784   5,052   4,753   4,380
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.710 $14.623 $17.072 $18.350 $20.612
   Accumulation Unit Value, End of Period................. --  $14.623 $17.072 $18.350 $20.612 $19.908
   Number of Units Outstanding, End of Period............. --      895   1,228   1,381   1,855   1,880
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.337 $12.356 $14.456 $15.860 $15.957
   Accumulation Unit Value, End of Period................. --  $12.356 $14.456 $15.860 $15.957 $16.573
   Number of Units Outstanding, End of Period............. --      358     340     338     330     339
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.243 $12.104 $12.857 $12.907 $13.559
   Accumulation Unit Value, End of Period................. --  $12.104 $12.857 $12.907 $13.559 $14.550
   Number of Units Outstanding, End of Period............. --    2,840   3,448   6,724   7,054   6,521
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.748 $12.398 $13.252 $13.887 $15.354
   Accumulation Unit Value, End of Period................. --  $12.398 $13.252 $13.887 $15.354 $15.481
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.989 $13.468 $14.659 $15.111 $17.160
   Accumulation Unit Value, End of Period................. --  $13.468 $14.659 $15.111 $17.160 $15.793
   Number of Units Outstanding, End of Period............. --    3,333   4,943   4,869   4,661   4,456
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.230 $11.271 $11.828 $13.117 $13.209
   Accumulation Unit Value, End of Period................. --  $11.271 $11.828 $13.117 $13.209 $12.860
   Number of Units Outstanding, End of Period............. --      884     975     947     993     971
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.861 $13.308 $14.411 $14.555 $15.759
   Accumulation Unit Value, End of Period................. --  $13.308 $14.411 $14.555 $15.759 $15.867
   Number of Units Outstanding, End of Period............. --    1,464   1,971   1,666   1,944   1,357
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.352 $10.414 $10.653 $10.683 $10.939
   Accumulation Unit Value, End of Period................. --  $10.414 $10.653 $10.683 $10.939 $11.274
   Number of Units Outstanding, End of Period............. --    2,694   3,964   6,575   7,026   6,830
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.571 $13.345 $15.190 $16.696 $20.891
   Accumulation Unit Value, End of Period................. --  $13.345 $15.190 $16.696 $20.891 $22.174
   Number of Units Outstanding, End of Period............. --        0       0     631     631     718
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.688 $12.956 $14.296 $15.238 $17.008
   Accumulation Unit Value, End of Period................. --  $12.956 $14.296 $15.238 $17.008 $15.799
   Number of Units Outstanding, End of Period............. --      359       0     502     172     497
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.933 $ 9.826 $ 9.689 $ 9.732 $ 9.953
   Accumulation Unit Value, End of Period................. --  $ 9.826 $ 9.689 $ 9.732 $ 9.953 $10.215
   Number of Units Outstanding, End of Period............. --        7     345   3,618   5,973   5,466
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.975 $13.459 $14.543 $15.673 $16.668
   Accumulation Unit Value, End of Period................. --  $13.459 $14.543 $15.673 $16.668 $17.263
   Number of Units Outstanding, End of Period............. --      406     731     742     738     688
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.317 $14.533 $16.433 $17.048 $19.375
   Accumulation Unit Value, End of Period................. --  $14.533 $16.433 $17.048 $19.375 $18.050
   Number of Units Outstanding, End of Period............. --    1,782   2,094   2,672   2,201   2,460
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.837 $13.059 $13.760 $14.156 $15.436
   Accumulation Unit Value, End of Period................. --  $13.059 $13.760 $14.156 $15.436 $15.204
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.678 $12.050 $12.773 $13.013 $14.268
   Accumulation Unit Value, End of Period................. --  $12.050 $12.773 $13.013 $14.268 $14.109
   Number of Units Outstanding, End of Period............. --    2,077   3,212   2,519   1,951   2,557
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.642 $14.019 $16.699 $17.762 $22.105
   Accumulation Unit Value, End of Period................. --  $14.019 $16.699 $17.762 $22.105 $25.970
   Number of Units Outstanding, End of Period............. --        0     259     307     307     307
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.794 $13.524 $15.713 $17.264 $17.835
   Accumulation Unit Value, End of Period................. --  $13.524 $15.713 $17.264 $17.835 $18.134
   Number of Units Outstanding, End of Period............. --      336     395     380     389     409
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.574 $12.364 $12.721 $13.172 $13.605
   Accumulation Unit Value, End of Period................. --  $12.364 $12.721 $13.172 $13.605 $14.062
   Number of Units Outstanding, End of Period............. --    1,127   1,192   1,795   1,644   1,609
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.096 $12.078 $12.415
   Accumulation Unit Value, End of Period................. --       -- $11.096 $12.078 $12.415 $14.300
   Number of Units Outstanding, End of Period............. --       --     115     114     113     112
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.309 $11.534 $13.112
   Accumulation Unit Value, End of Period................. --       -- $11.309 $11.534 $13.112 $12.544
   Number of Units Outstanding, End of Period............. --       --     426   1,341   1,212   1,206
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.775 $13.317 $14.888 $16.003 $18.181
   Accumulation Unit Value, End of Period................. --  $13.317 $14.888 $16.003 $18.181 $18.258
   Number of Units Outstanding, End of Period............. --    3,796   4,051   4,909   4,469   4,316
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.850 $ 9.884 $10.086
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.850 $ 9.884 $10.086 $10.320
   Number of Units Outstanding, End of Period............. --        0     121     124   1,332   1,264
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.925 $11.705 $12.243 $12.911 $12.980
   Accumulation Unit Value, End of Period................. --  $11.705 $12.243 $12.911 $12.980 $14.830
   Number of Units Outstanding, End of Period............. --      780     743     797   1,788   1,659
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.285 $13.835 $14.919 $16.389 $17.790
   Accumulation Unit Value, End of Period................. --  $13.835 $14.919 $16.389 $17.790 $18.540
   Number of Units Outstanding, End of Period............. --        2       4       6     688     666
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.933 $11.501 $12.684
   Accumulation Unit Value, End of Period................. --       -- $10.933 $11.501 $12.684 $12.842
   Number of Units Outstanding, End of Period............. --       --       0   5,623   7,410   7,410
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.730 $12.164 $12.405
   Accumulation Unit Value, End of Period................. --       -- $10.730 $12.164 $12.405 $14.813
   Number of Units Outstanding, End of Period............. --       --     115     114     361     112
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.705 $12.111 $12.316
   Accumulation Unit Value, End of Period................. --       -- $10.705 $12.111 $12.316 $14.677
   Number of Units Outstanding, End of Period............. --       --       0     260     280     334
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.047 $12.118 $14.425
   Accumulation Unit Value, End of Period................. --  $10.000 $11.047 $12.118 $14.425 $15.511
   Number of Units Outstanding, End of Period............. --        0       0       0     379       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.803
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.803 $11.773
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.552 $15.791 $17.463 $19.132
   Accumulation Unit Value, End of Period................. --  $13.552 $15.791 $17.463 $19.132 $19.295
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.272 $12.402 $14.664
   Accumulation Unit Value, End of Period................. --       -- $11.272 $12.402 $14.664 $15.490

   Number of Units Outstanding, End of Period........ --       --   1,499   1,365   1,231   1,113
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.265 $12.377 $14.626
   Accumulation Unit Value, End of Period............ --       -- $11.265 $12.377 $14.626 $15.435
   Number of Units Outstanding, End of Period........ --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.376 $14.470 $19.288 $22.061 $29.754
   Accumulation Unit Value, End of Period............ --  $14.470 $19.288 $22.061 $29.754 $24.110
   Number of Units Outstanding, End of Period........ --      205     510     776   1,135   1,024



* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contacts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                               (Annual Increase)
                  Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                     For the Year Ending December 31
                                                              ---------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006     2007
------------                                                  ---- ------- ------- ------- ------- --------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 10.235
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.235 $ 11.754
   Number of Units Outstanding, End of Period................  --       --      --      --   4,686    5,415
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 10.426
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.426 $ 11.066
   Number of Units Outstanding, End of Period................  --       --      --      --       0        0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 10.455
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.455 $ 11.256
   Number of Units Outstanding, End of Period................  --       --      --      --       0        0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 10.464
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.464 $ 11.380
   Number of Units Outstanding, End of Period................  --       --      --      --       0        0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 10.317
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.317 $ 10.698
   Number of Units Outstanding, End of Period................  --       --      --      --       0        0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $  9.713
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.713 $ 11.630
   Number of Units Outstanding, End of Period................  --       --      --      --       0        0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 10.787
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.787 $ 11.107
   Number of Units Outstanding, End of Period................  --       --      --      --       0    1,445
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $  9.845
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.845 $ 11.116
   Number of Units Outstanding, End of Period................  --       --      --      --       0      389
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.704 $13.358 $14.467 $14.663 $ 16.763
   Accumulation Unit Value, End of Period....................  --  $13.358 $14.467 $14.663 $16.763 $ 15.802
   Number of Units Outstanding, End of Period................  --   58,433  95,303  91,040  78,333   69,205
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.202 $11.145 $ 12.903
   Accumulation Unit Value, End of Period....................  --       -- $11.202 $11.145 $12.903 $ 13.106
   Number of Units Outstanding, End of Period................  --       --  50,858  55,058  64,778   63,851
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.512 $10.402 $ 11.295
   Accumulation Unit Value, End of Period....................  --       -- $10.512 $10.402 $11.295 $ 11.747
   Number of Units Outstanding, End of Period................  --       --       0   3,731  46,934  103,836
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.827 $15.504 $16.922 $17.363 $ 18.479
   Accumulation Unit Value, End of Period....................  --  $15.504 $16.922 $17.363 $18.479 $ 20.124
   Number of Units Outstanding, End of Period................  --        0       0       0       0        0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.045 $14.525 $17.599 $18.743 $ 21.469
   Accumulation Unit Value, End of Period....................  --  $14.525 $17.599 $18.743 $21.469 $ 20.517
   Number of Units Outstanding, End of Period................  --   40,224  62,228  56,914  53,356   47,148
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.218 $10.245 $ 10.435
   Accumulation Unit Value, End of Period....................  --       -- $10.218 $10.245 $10.435 $ 10.891
   Number of Units Outstanding, End of Period................  --       --  10,706  14,164  22,617   15,575
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 10.981
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.981 $ 12.024
   Number of Units Outstanding, End of Period................  --       --      --      --   1,321    2,500
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.605 $12.654 $13.955 $15.106 $ 17.510
   Accumulation Unit Value, End of Period....................  --  $12.654 $13.955 $15.106 $17.510 $ 17.738
   Number of Units Outstanding, End of Period................  --   44,103  75,456  90,215  84,003   70,887
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.681 $16.831 $20.552 $25.643 $ 32.162
   Accumulation Unit Value, End of Period....................  --  $16.831 $20.552 $25.643 $32.162 $ 40.550
   Number of Units Outstanding, End of Period................  --    4,416   5,810  11,213  12,368    8,488
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.383 $13.564 $15.741 $16.980 $ 20.192
   Accumulation Unit Value, End of Period....................  --  $13.564 $15.741 $16.980 $20.192 $ 22.823
   Number of Units Outstanding, End of Period................  --   26,653  32,421  34,383  56,511   81,818
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.589 $12.855 $14.442 $13.705 $ 15.134
   Accumulation Unit Value, End of Period....................  --  $12.855 $14.442 $13.705 $15.134 $ 16.446
   Number of Units Outstanding, End of Period................  --        0       0       0       0        0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.898 $11.413 $ 12.811
   Accumulation Unit Value, End of Period....................  --       -- $10.898 $11.413 $12.811 $ 13.385
   Number of Units Outstanding, End of Period................  --       --     552   3,147   5,493    5,511
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.349 $10.266 $ 10.990
   Accumulation Unit Value, End of Period....................  --       -- $10.349 $10.266 $10.990 $ 11.425
   Number of Units Outstanding, End of Period................  --       --   1,186   4,126  18,667   18,237
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.882 $11.001 $ 12.633
   Accumulation Unit Value, End of Period....................  --       -- $10.882 $11.001 $12.633 $ 12.793
   Number of Units Outstanding, End of Period................  --       --  24,663  35,649  49,229   29,382
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.130 $11.402 $ 12.046
   Accumulation Unit Value, End of Period....................  --       -- $11.130 $11.402 $12.046 $ 14.302
   Number of Units Outstanding, End of Period................  --       --       0  14,928  20,956   39,400
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.113 $11.776 $ 12.941
   Accumulation Unit Value, End of Period....................  --       -- $11.113 $11.776 $12.941 $ 12.743
   Number of Units Outstanding, End of Period................  --       --   3,558  11,896  32,704   32,417
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.110 $13.061 $14.041 $14.253 $ 15.471
   Accumulation Unit Value, End of Period....................  --  $13.061 $14.041 $14.253 $15.471 $ 15.674
   Number of Units Outstanding, End of Period................  --   46,338  85,880  60,876  53,378   50,172
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $10.000 $10.097 $10.118 $ 10.395
   Accumulation Unit Value, End of Period....................  --  $12.256 $10.097 $10.118 $10.395 $ 10.593
   Number of Units Outstanding, End of Period................  --   41,651     518   4,119  33,386  110,474
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.256 $12.794 $13.136 $ 13.850
   Accumulation Unit Value, End of Period....................  --  $12.256 $12.794 $13.136 $13.850 $ 15.439
   Number of Units Outstanding, End of Period................  --   41,651  90,120  86,636  67,093   69,125
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.084 $14.198 $16.526 $18.457 $ 21.210
   Accumulation Unit Value, End of Period....................  --  $14.198 $16.526 $18.457 $21.210 $ 22.027
   Number of Units Outstanding, End of Period................  --    5,649  22,787  31,781  34,943   40,275
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.734 $12.925 $13.760 $13.743 $ 14.699
   Accumulation Unit Value, End of Period....................  --  $12.925 $13.760 $13.743 $14.699 $ 14.322
   Number of Units Outstanding, End of Period................  --   24,012  41,797  44,125  31,099   27,634

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.465 $ 12.602 $ 13.467 $ 13.943 $ 15.668
   Accumulation Unit Value, End of Period................. --  $12.602 $ 13.467 $ 13.943 $ 15.668 $ 15.975
   Number of Units Outstanding, End of Period............. --   54,811   71,466   77,539  110,976  105,045
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.716 $ 14.626 $ 17.067 $ 18.335 $ 20.585
   Accumulation Unit Value, End of Period................. --  $14.626 $ 17.067 $ 18.335 $ 20.585 $ 19.872
   Number of Units Outstanding, End of Period............. --   18,765   30,343   41,169   41,264   31,166
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.342 $ 12.359 $ 14.452 $ 15.847 $ 15.936
   Accumulation Unit Value, End of Period................. --  $12.359 $ 14.452 $ 15.847 $ 15.936 $ 16.543
   Number of Units Outstanding, End of Period............. --   11,015   12,491   23,996   23,537   11,200
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.249 $ 12.106 $ 12.853 $ 12.897 $ 13.542
   Accumulation Unit Value, End of Period................. --  $12.106 $ 12.853 $ 12.897 $ 13.542 $ 14.523
   Number of Units Outstanding, End of Period............. --   57,153   73,571   74,235   82,853   71,277
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.754 $ 12.401 $ 13.248 $ 13.876 $ 15.334
   Accumulation Unit Value, End of Period................. --  $12.401 $ 13.248 $ 13.876 $ 15.334 $ 15.453
   Number of Units Outstanding, End of Period............. --    6,622   10,899   10,676   17,466   13,362
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.995 $ 13.470 $ 14.654 $ 15.099 $ 17.137
   Accumulation Unit Value, End of Period................. --  $13.470 $ 14.654 $ 15.099 $ 17.137 $ 15.764
   Number of Units Outstanding, End of Period............. --   74,696  117,185  122,430   95,902  117,302
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.235 $ 11.274 $ 11.825 $ 13.106 $ 13.191
   Accumulation Unit Value, End of Period................. --  $11.274 $ 11.825 $ 13.106 $ 13.191 $ 12.837
   Number of Units Outstanding, End of Period............. --   18,411   27,412   23,929   23,711   22,060
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.868 $ 13.311 $ 14.407 $ 14.543 $ 15.739
   Accumulation Unit Value, End of Period................. --  $13.311 $ 14.407 $ 14.543 $ 15.739 $ 15.838
   Number of Units Outstanding, End of Period............. --   24,841   36,370   38,032   40,992   26,389
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.358 $ 10.416 $ 10.650 $ 10.674 $ 10.924
   Accumulation Unit Value, End of Period................. --  $10.416 $ 10.650 $ 10.674 $ 10.924 $ 11.253
   Number of Units Outstanding, End of Period............. --   53,004   73,431   68,457   85,428   78,551
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.577 $ 13.348 $ 15.185 $ 16.683 $ 20.863
   Accumulation Unit Value, End of Period................. --  $13.348 $ 15.185 $ 16.683 $ 20.863 $ 22.134
   Number of Units Outstanding, End of Period............. --   14,094   41,178   53,166   62,067   77,884
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.694 $ 12.958 $ 14.291 $ 15.226 $ 16.986
   Accumulation Unit Value, End of Period................. --  $12.958 $ 14.291 $ 15.226 $ 16.986 $ 15.770
   Number of Units Outstanding, End of Period............. --   10,229   10,125   18,511   37,660   12,262
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.939 $  9.828 $  9.686 $  9.724 $  9.939
   Accumulation Unit Value, End of Period................. --  $ 9.828 $  9.686 $  9.724 $  9.939 $ 10.196
   Number of Units Outstanding, End of Period............. --   25,177   32,020   29,273   71,237  107,945
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.981 $ 13.461 $ 14.539 $ 15.660 $ 16.646
   Accumulation Unit Value, End of Period................. --  $13.461 $ 14.539 $ 15.660 $ 16.646 $ 17.231
   Number of Units Outstanding, End of Period............. --   14,898   34,837   32,645   31,692   25,116
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.323 $ 14.536 $ 16.428 $ 17.034 $ 19.350
   Accumulation Unit Value, End of Period................. --  $14.536 $ 16.428 $ 17.034 $ 19.350 $ 18.017
   Number of Units Outstanding, End of Period............. --   20,622   60,124   74,694   90,486   77,109
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.843 $ 13.062 $ 13.756 $ 14.144 $ 15.416
   Accumulation Unit Value, End of Period................. --  $13.062 $ 13.756 $ 14.144 $ 15.416 $ 15.177
   Number of Units Outstanding, End of Period............. --    9,417   28,215   27,190   25,462   22,359
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.684 $ 12.052 $ 12.769 $ 13.003 $ 14.250
   Accumulation Unit Value, End of Period................. --  $12.052 $ 12.769 $ 13.003 $ 14.250 $ 14.083
   Number of Units Outstanding, End of Period............. --   45,633   62,240   82,236   72,235   75,981
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.649 $ 14.021 $ 16.694 $ 17.748 $ 22.076
   Accumulation Unit Value, End of Period................. --  $14.021 $ 16.694 $ 17.748 $ 22.076 $ 25.922
   Number of Units Outstanding, End of Period............. --   18,435   43,573   41,896   38,563   33,366
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.800 $ 13.530 $ 15.709 $ 17.250 $ 17.811
   Accumulation Unit Value, End of Period................. --  $13.530 $ 15.709 $ 17.250 $ 17.811 $ 18.101
   Number of Units Outstanding, End of Period............. --   12,273   15,110   14,629   14,319   13,455
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.580 $ 12.366 $ 12.717 $ 13.161 $ 13.587
   Accumulation Unit Value, End of Period................. --  $12.366 $ 12.717 $ 13.161 $ 13.587 $ 14.036
   Number of Units Outstanding, End of Period............. --   35,442   54,638   52,536   53,338   47,041
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $ 10.000 $ 11.092 $ 12.068 $ 12.398
   Accumulation Unit Value, End of Period................. --       -- $ 11.092 $ 12.068 $ 12.398 $ 14.274
   Number of Units Outstanding, End of Period............. --       --    8,818   10,898   10,783    8,124
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $ 10.000 $ 11.305 $ 11.524 $ 13.094
   Accumulation Unit Value, End of Period................. --       -- $ 11.305 $ 11.524 $ 13.094 $ 12.521
   Number of Units Outstanding, End of Period............. --       --    5,066   10,285   20,843   20,517
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.781 $ 13.320 $ 14.883 $ 15.990 $ 18.157
   Accumulation Unit Value, End of Period................. --  $13.320 $ 14.883 $ 15.990 $ 18.157 $ 18.224
   Number of Units Outstanding, End of Period............. --   39,017   50,428   56,210   57,945   49,111
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $ 10.000 $  9.845 $  9.874 $ 10.071
   Accumulation Unit Value, End of Period................. --  $10.000 $  9.845 $  9.874 $ 10.071 $ 10.299
   Number of Units Outstanding, End of Period............. --        0    6,228   10,881   11,508   11,265
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.993 $ 11.708 $ 12.240 $ 12.900 $ 12.963
   Accumulation Unit Value, End of Period................. --  $11.708 $ 12.240 $ 12.900 $ 12.963 $ 14.803
   Number of Units Outstanding, End of Period............. --   14,034   18,573   12,212   12,462   11,344
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.292 $ 13.838 $ 14.914 $ 16.376 $ 17.767
   Accumulation Unit Value, End of Period................. --  $13.838 $ 14.914 $ 16.376 $ 17.767 $ 18.506
   Number of Units Outstanding, End of Period............. --    1,883    4,903    7,796    4,839    4,924
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $ 10.000 $ 10.929 $ 11.492 $ 12.667
   Accumulation Unit Value, End of Period................. --       -- $ 10.929 $ 11.492 $ 12.667 $ 12.818
   Number of Units Outstanding, End of Period............. --       --      231    1,932    1,908    1,727
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $ 10.000 $ 10.727 $ 12.153 $ 12.388
   Accumulation Unit Value, End of Period................. --       -- $ 10.727 $ 12.153 $ 12.388 $ 14.785
   Number of Units Outstanding, End of Period............. --       --   24,769   22,591   22,629   18,517
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $ 10.000 $ 10.701 $ 12.100 $ 12.300
   Accumulation Unit Value, End of Period................. --       -- $ 10.701 $ 12.100 $ 12.300 $ 14.650
   Number of Units Outstanding, End of Period............. --       --    3,178    1,781    1,763    1,492
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $ 10.000 $ 11.041 $ 12.106 $ 14.403
   Accumulation Unit Value, End of Period................. --  $10.000 $ 11.041 $ 12.106 $ 14.403 $ 15.480
   Number of Units Outstanding, End of Period............. --        0    2,287   22,147   20,763    8,764
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --       --       -- $ 10.000 $  9.799
   Accumulation Unit Value, End of Period................. --       --       --       -- $  9.799 $ 11.763
   Number of Units Outstanding, End of Period............. --       --       --       --   13,101   46,353
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $ 13.547 $ 15.778 $ 17.439 $ 19.097
   Accumulation Unit Value, End of Period................. --  $13.547 $ 15.778 $ 17.439 $ 19.097 $ 19.249
Number of Units Outstanding, End of Period                 --    4,830    4,677    7,662    6,778    6,689
   Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I...
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $ 10.000 $ 11.268 $ 12.391 $ 14.644
   Accumulation Unit Value, End of Period................. --       -- $ 11.268 $ 12.391 $ 14.644 $ 15.461
   Number of Units Outstanding, End of Period............. --       --   49,723   34,935   32,926   30,623
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $ 10.000 $ 11.261 $ 12.366 $ 14.606

   Accumulation Unit Value, End of Period.......... --       -- $11.261 $12.366 $14.606 $15.406
   Number of Units Outstanding, End of Period...... --       --   2,729   4,917   8,315  19,503
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period... --  $11.382 $14.473 $19.283 $22.044 $29.715
   Accumulation Unit Value, End of Period.......... --  $14.473 $19.283 $22.044 $29.715 $24.066
   Number of Units Outstanding, End of Period...... --   14,213  19,305  14,545  16,044  13,684



* The Allstate Advisor Plus Contracts were first offered on October 14, 2002.All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.231
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.231 $11.743
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.422
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.422 $11.057
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.452
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.452 $11.246
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.461
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.461 $11.370
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.313
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.313 $10.688
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.710
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.710 $11.620
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.783
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.783 $11.098
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.841
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.841 $11.107
   Number of Units Outstanding, End of Period................      --      --      --      --     291     254
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.840 $13.335 $14.434 $14.623 $16.709
   Accumulation Unit Value, End of Period.................... $10.840 $13.335 $14.434 $14.623 $16.709 $15.743
   Number of Units Outstanding, End of Period................   1,066   7,952  14,410  11,311  12,285  11,974
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.198 $11.135 $12.885
   Accumulation Unit Value, End of Period....................      --      -- $11.198 $11.135 $12.885 $13.082
   Number of Units Outstanding, End of Period................      --      --       0       0     695     691
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.511 $10.395 $11.282
   Accumulation Unit Value, End of Period....................      --      -- $10.811 $10.395 $11.282 $11.727
   Number of Units Outstanding, End of Period................      --      --       0   2,282   2,828   2,797
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.524 $15.478 $16.885 $17.315 $18.419
   Accumulation Unit Value, End of Period.................... $11.524 $15.478 $16.885 $17.315 $18.419 $20.049
   Number of Units Outstanding, End of Period................     121   2,359   1,549   1,487   1,485   1,467
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.214 $14.500 $17.560 $18.691 $21.399
   Accumulation Unit Value, End of Period.................... $11.214 $14.500 $17.560 $18.691 $21.399 $20.440
   Number of Units Outstanding, End of Period................       0   5,108   4,620   5,015   5,025   5,061
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.214 $10.237 $10.421
   Accumulation Unit Value, End of Period....................      --      -- $10.214 $10.237 $10.421 $10.870
   Number of Units Outstanding, End of Period................      --      --     111     114     123     118
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.977
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.977 $12.014
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.314 $12.632 $13.923 $15.065 $17.453
   Accumulation Unit Value, End of Period.................... $10.314 $12.632 $13.923 $15.065 $17.453 $17.672
   Number of Units Outstanding, End of Period................     497   4,854   8,147   9,805   9,466   8,843
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.222 $16.802 $20.506 $25.573 $32.057
   Accumulation Unit Value, End of Period.................... $11.222 $16.802 $20.506 $25.573 $32.057 $40.397
   Number of Units Outstanding, End of Period................   1,035   1,576   3,708   1,394   1,485   1,272
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.465 $13.540 $15.706 $16.934 $20.126
   Accumulation Unit Value, End of Period.................... $10.465 $13.540 $15.706 $16.934 $20.126 $22.738
   Number of Units Outstanding, End of Period................     679   4,416   3,859   5,256   5,669   4,712
FTVIP Templeton Global Income Securities Fund - Class 2
   (1) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.711 $12.833 $14.409 $13.668 $15.084
   Accumulation Unit Value, End of Period.................... $10.711 $12.833 $14.409 $13.668 $15.084 $16.384
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.897 $11.405 $12.796
   Accumulation Unit Value, End of Period....................      --      -- $10.897 $11.405 $12.796 $13.363
   Number of Units Outstanding, End of Period................      --      --       0     973     940     905
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.348 $10.260 $10.977
   Accumulation Unit Value, End of Period....................      --      -- $10.348 $10.260 $10.977 $11.406
   Number of Units Outstanding, End of Period................      --      --     219   2,081   2,126   2,065
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.881 $10.994 $12.619
   Accumulation Unit Value, End of Period....................      --      -- $10.881 $10.994 $12.619 $12.771
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.129 $11.395 $12.032
   Accumulation Unit Value, End of Period....................      --      -- $11.129 $11.395 $12.032 $14.279
   Number of Units Outstanding, End of Period................      --      --       0       0     251     227
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.112 $11.769 $12.926
   Accumulation Unit Value, End of Period....................      --      -- $11.112 $11.769 $12.926 $12.722
   Number of Units Outstanding, End of Period................      --      --     102   1,444   1,452   1,500
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.686 $13.039 $14.009 $14.214 $15.421
   Accumulation Unit Value, End of Period.................... $10.686 $13.039 $14.009 $14.214 $15.421 $15.615
   Number of Units Outstanding, End of Period................       0     608     604   1,736   1,129   1,125
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.096 $10.111 $10.383
   Accumulation Unit Value, End of Period....................      --      -- $10.096 $10.111 $10.383 $10.575
   Number of Units Outstanding, End of Period................      --      --       0       0     656     691
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.252 $12.783 $13.118 $13.824
   Accumulation Unit Value, End of Period....................      -- $12.252 $12.783 $13.118 $13.824 $15.402
   Number of Units Outstanding, End of Period................      --     693   5,931  12,758  13,280  14,035
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.138 $14.174 $16.489 $18.406 $21.141
   Accumulation Unit Value, End of Period.................... $10.138 $14.174 $16.489 $18.406 $21.141 $21.945
   Number of Units Outstanding, End of Period................       0   2,282   3,487  11,068  10,377  10,166
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.651 $12.903 $13.729 $13.706 $14.651
   Accumulation Unit Value, End of Period.................... $10.651 $12.903 $13.729 $13.706 $14.651 $14.268
   Number of Units Outstanding, End of Period................       0      64     737   1,562   1,566   1,587
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.167 $12.580 $13.437 $13.905 $15.617

   Accumulation Unit Value, End of Period................. $10.167 $12.580 $13.437 $13.905 $15.617 $15.915
   Number of Units Outstanding, End of Period.............   1,659  49,473  50,562  53,251  51,754  50,555
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.344 $14.601 $17.029 $18.285 $20.518
   Accumulation Unit Value, End of Period................. $10.344 $14.601 $17.029 $18.285 $20.518 $19.797
   Number of Units Outstanding, End of Period.............     488   4,863   6,053  10,209   9,963   9,711
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.050 $12.338 $14.420 $15.803 $15.884
   Accumulation Unit Value, End of Period................. $10.050 $12.338 $14.420 $15.803 $15.884 $16.480
   Number of Units Outstanding, End of Period.............       0     486     486     459     498     497
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.541 $12.085 $12.824 $12.862 $13.498
   Accumulation Unit Value, End of Period................. $10.541 $12.085 $12.824 $12.862 $13.498 $14.469
   Number of Units Outstanding, End of Period.............   3,584  10,641  13,081  10,753  12,994   9,907
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.378 $12.379 $13.218 $13.838 $15.284
   Accumulation Unit Value, End of Period................. $10.378 $12.379 $13.218 $13.838 $15.284 $15.395
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.787 $13.447 $14.622 $15.058 $17.081
   Accumulation Unit Value, End of Period................. $10.787 $13.447 $14.622 $15.058 $17.081 $15.704
   Number of Units Outstanding, End of Period.............   1,590   7,978   8,312  15,371  15,121   8,162
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.714 $11.254 $11.798 $13.070 $13.148
   Accumulation Unit Value, End of Period................. $ 9.714 $11.254 $11.798 $13.070 $13.148 $12.788
   Number of Units Outstanding, End of Period.............       0     398   2,383   1,421   1,356   1,245
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.730 $13.288 $14.374 $14.503 $15.687
   Accumulation Unit Value, End of Period................. $10.730 $13.288 $14.374 $14.503 $15.687 $15.779
   Number of Units Outstanding, End of Period.............   1,659   3,807   4,294   4,298   4,261   4,549
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.175 $10.398 $10.626 $10.645 $10.889
   Accumulation Unit Value, End of Period................. $10.175 $10.398 $10.626 $10.645 $10.889 $11.211
   Number of Units Outstanding, End of Period.............       0     567   2,801   4,143   4,038   3,376
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.594 $13.325 $15.152 $16.637 $20.795
   Accumulation Unit Value, End of Period................. $10.594 $13.325 $15.152 $16.637 $20.795 $22.050
   Number of Units Outstanding, End of Period.............     906   2,459   2,417   2,302   2,346   1,668
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.397 $12.936 $14.259 $15.184 $16.930
   Accumulation Unit Value, End of Period................. $10.397 $12.936 $14.259 $15.184 $16.930 $15.710
   Number of Units Outstanding, End of Period.............       0     109     112     107     104     111
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.975 $ 9.811 $ 9.664 $ 9.697 $ 9.907
   Accumulation Unit Value, End of Period................. $ 9.975 $ 9.811 $ 9.664 $ 9.697 $ 9.907 $10.158
   Number of Units Outstanding, End of Period.............       0       0      15   1,960   2,288   2,267
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.369 $13.438 $14.506 $15.617 $16.592
   Accumulation Unit Value, End of Period................. $10.369 $13.438 $14.506 $15.617 $16.592 $17.166
   Number of Units Outstanding, End of Period.............       0     512     512     507     519     508
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.193 $14.511 $16.392 $16.987 $19.287
   Accumulation Unit Value, End of Period................. $11.193 $14.511 $16.392 $16.987 $19.287 $17.949
   Number of Units Outstanding, End of Period.............   1,842   2,089   3,349  11,442  11,838  10,069
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.632 $13.039 $13.725 $14.105 $15.366
   Accumulation Unit Value, End of Period................. $10.632 $13.039 $13.725 $14.105 $15.366 $15.119
   Number of Units Outstanding, End of Period.............       0     323     328     328     326     105
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.504 $12.031 $12.740 $12.967 $14.203
   Accumulation Unit Value, End of Period................. $10.504 $12.031 $12.740 $12.967 $14.203 $14.030
   Number of Units Outstanding, End of Period.............       0   3,843   3,824   3,806   3,788   3,381
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.459 $13.997 $16.657 $17.699 $22.004
   Accumulation Unit Value, End of Period................. $11.459 $13.997 $16.657 $17.699 $22.004 $25.825
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.362 $13.504 $15.674 $17.203 $17.753
   Accumulation Unit Value, End of Period................. $10.362 $13.504 $15.674 $17.203 $17.753 $18.033
   Number of Units Outstanding, End of Period.............       0   1,396   1,393   1,380   1,383   1,380
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.099 $12.345 $12.689 $13.125 $13.543
   Accumulation Unit Value, End of Period................. $10.099 $12.345 $12.689 $13.125 $13.543 $13.983
   Number of Units Outstanding, End of Period.............   1,226   8,292   9,367  11,705  12,102  12,185
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.088 $12.058 $12.381
   Accumulation Unit Value, End of Period.................      --      -- $11.088 $12.058 $12.381 $14.247
   Number of Units Outstanding, End of Period.............      --      --   4,347   4,196   4,217   3,507
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.301 $11.514 $13.077
   Accumulation Unit Value, End of Period.................      --      -- $11.301 $11.514 $13.077 $12.497
   Number of Units Outstanding, End of Period.............      --      --     100     789   2,339   2,185
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.642 $13.297 $14.850 $15.946 $18.098
   Accumulation Unit Value, End of Period................. $10.642 $13.297 $14.850 $15.946 $18.098 $18.156
   Number of Units Outstanding, End of Period.............   1,623  12,164  16,012  21,023  20,848  20,757
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.840 $ 9.864 $10.056
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.840 $ 9.864 $10.056 $10.278
   Number of Units Outstanding, End of Period.............      --       0   1,242   2,416   2,603   2,529
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.401 $11.687 $12.212 $12.865 $12.921
   Accumulation Unit Value, End of Period................. $ 9.401 $11.687 $12.212 $12.865 $12.921 $14.747
   Number of Units Outstanding, End of Period.............       0   2,034   3,987   3,028   3,553   3,309
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.049 $13.814 $14.881 $16.331 $17.709
   Accumulation Unit Value, End of Period................. $11.049 $13.814 $14.881 $16.331 $17.709 $18.436
   Number of Units Outstanding, End of Period.............       0   2,524   2,698   1,554   1,569   1,497
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.926 $11.482 $12.650
   Accumulation Unit Value, End of Period.................      --      -- $10.926 $11.482 $12.650 $12.794
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.723 $12.143 $12.372
   Accumulation Unit Value, End of Period.................      --      -- $10.723 $12.143 $12.372 $14.757
   Number of Units Outstanding, End of Period.............      --      --   3,404   3,193   3,376     779
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.698 $12.090 $12.283
   Accumulation Unit Value, End of Period.................      --      -- $10.698 $12.090 $12.283 $14.623
   Number of Units Outstanding, End of Period.............      --      --  10,439       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.036 $12.094 $14.381
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.036 $12.094 $14.381 $15.448
   Number of Units Outstanding, End of Period.............      --       0     103      97      89      83
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.796
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.796 $11.753
   Number of Units Outstanding, End of Period.............      --      --      --      --     347     311
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.543 $15.764 $17.415 $19.061
   Accumulation Unit Value, End of Period.................      -- $13.543 $15.764 $17.415 $19.061 $19.203
   Number of Units Outstanding, End of Period.............      --     512     516     510     530     520
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.264 $12.381 $14.624
   Accumulation Unit Value, End of Period.................      --      -- $11.264 $12.381 $14.624 $15.432
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.258 $12.356 $14.586
   Accumulation Unit Value, End of Period.................      --      -- $11.258 $12.356 $14.586 $15.377
   Number of Units Outstanding, End of Period.............      --      --       0       0     104     106
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.690 $14.448 $19.240 $21.983 $29.619
   Accumulation Unit Value, End of Period................. $10.690 $14.448 $19.240 $21.983 $29.619 $23.975
   Number of Units Outstanding, End of Period.............     477     913   1,592   2,001   1,936   1,662



* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14,

    2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.221
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.221 $11.713
   Number of Units Outstanding, End of Period................      --      --      --      --     162     162
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.412
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.412 $11.029
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.441
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.441 $11.218
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.450
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.450 $11.341
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.303
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.303 $10.661
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.700
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.700 $11.591
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.772
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.772 $11.069
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.831
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.831 $11.078
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.837 $13.310 $14.385 $14.551 $16.601
   Accumulation Unit Value, End of Period.................... $10.837 $13.310 $14.385 $14.551 $16.601 $15.618
   Number of Units Outstanding, End of Period................       0   7,709   5,270   3,239   2,244     211
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.187 $11.107 $12.833
   Accumulation Unit Value, End of Period....................      --      -- $11.187 $11.107 $12.833 $13.008
   Number of Units Outstanding, End of Period................      --      --   1,218   1,232     283   4,773
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.507 $10.375 $11.243
   Accumulation Unit Value, End of Period....................      --      -- $10.507 $10.375 $11.243 $11.669
   Number of Units Outstanding, End of Period................      --      --       0     352     347   1,340
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.520 $15.449 $16.827 $17.230 $18.300
   Accumulation Unit Value, End of Period.................... $11.520 $15.449 $16.827 $17.230 $18.300 $19.889
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.211 $14.473 $17.500 $18.600 $21.261
   Accumulation Unit Value, End of Period.................... $11.211 $14.473 $17.500 $18.600 $21.261 $20.277
   Number of Units Outstanding, End of Period................       0   2,684   3,160   2,603   1,716     245
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.204 $10.211 $10.378
   Accumulation Unit Value, End of Period....................      --      -- $10.204 $10.211 $10.378 $10.809
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.966
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.966 $11.983
   Number of Units Outstanding, End of Period................      --      --      --      --       0   1,431
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.311 $12.609 $13.876 $14.991 $17.341
   Accumulation Unit Value, End of Period.................... $10.311 $12.609 $13.876 $14.991 $17.341 $17.531
   Number of Units Outstanding, End of Period................       0     952   1,642   1,558   1,422   2,452
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.218 $16.770 $20.437 $25.447 $31.851
   Accumulation Unit Value, End of Period.................... $11.218 $16.770 $20.437 $25.447 $31.851 $40.076
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.462 $13.515 $15.653 $16.851 $19.997
   Accumulation Unit Value, End of Period.................... $10.462 $13.515 $15.653 $16.851 $19.997 $22.556
   Number of Units Outstanding, End of Period................       0   2,690   2,616   1,971   1,623   2,980
FTVIP Templeton Global Income Securities Fund - Class 2
   (1) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.707 $12.809 $14.361 $13.601 $14.987
   Accumulation Unit Value, End of Period.................... $10.707 $12.809 $14.361 $13.601 $14.987 $16.253
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.893 $11.384 $12.752
   Accumulation Unit Value, End of Period....................      --      -- $10.893 $11.384 $12.752 $13.296
   Number of Units Outstanding, End of Period................      --      --   2,502   2,504     130     130
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.344 $10.240 $10.940
   Accumulation Unit Value, End of Period....................      --      -- $10.344 $10.240 $10.940 $11.349
   Number of Units Outstanding, End of Period................      --      --       0     179     178     762
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.877 $10.974 $12.575
   Accumulation Unit Value, End of Period....................      --      -- $10.877 $10.974 $12.575 $12.708
   Number of Units Outstanding, End of Period................      --      --       0       0     276     276
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.125 $11.373 $11.991
   Accumulation Unit Value, End of Period....................      --      -- $11.125 $11.373 $11.991 $14.208
   Number of Units Outstanding, End of Period................      --      --       0       0       0     234
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.108 $11.746 $12.882
   Accumulation Unit Value, End of Period....................      --      -- $11.108 $11.746 $12.882 $12.658
   Number of Units Outstanding, End of Period................      --      --   1,227   1,206     135     135
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.682 $13.015 $13.962 $14.144 $15.322
   Accumulation Unit Value, End of Period.................... $10.682 $13.015 $13.962 $14.144 $15.322 $15.491
   Number of Units Outstanding, End of Period................       0     823   1,707   1,739   2,000     523
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.092 $10.092 $10.348
   Accumulation Unit Value, End of Period....................      --      -- $10.092 $10.092 $10.348 $10.523
   Number of Units Outstanding, End of Period................      --      --       0       0       0   1,183
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.239 $12.750 $13.065 $13.747
   Accumulation Unit Value, End of Period....................      -- $12.239 $12.750 $13.065 $13.747 $15.292
   Number of Units Outstanding, End of Period................      --       0       0     140     142     131
Oppenheimer Global Securities Fund/VA - Service Shares

   Accumulation Unit Value, Beginning of Period........... $10.000 $10.135 $14.147 $16.433 $18.316 $21.005
   Accumulation Unit Value, End of Period................. $10.135 $14.147 $16.433 $18.316 $21.005 $21.770
   Number of Units Outstanding, End of Period.............       0       0       0       0      81      81
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.647 $12.879 $13.683 $13.638 $14.557
   Accumulation Unit Value, End of Period................. $10.647 $12.879 $13.683 $13.638 $14.557 $14.155
   Number of Units Outstanding, End of Period.............       0       0     220     219     219     218
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.164 $12.557 $13.391 $13.837 $15.516
   Accumulation Unit Value, End of Period................. $10.164 $12.557 $13.391 $13.837 $15.516 $15.788
   Number of Units Outstanding, End of Period.............       0       0       0     396     377     697
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.340 $14.574 $16.972 $18.195 $20.386
   Accumulation Unit Value, End of Period................. $10.340 $14.574 $16.972 $18.195 $20.386 $19.639
   Number of Units Outstanding, End of Period.............       0      78      75      73      70      75
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.047 $13.315 $14.371 $15.726 $15.782
   Accumulation Unit Value, End of Period................. $10.047 $13.315 $14.371 $15.726 $15.782 $16.349
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.537 $12.063 $12.781 $12.798 $13.411
   Accumulation Unit Value, End of Period................. $10.537 $12.063 $12.781 $12.798 $13.411 $14.354
   Number of Units Outstanding, End of Period.............       0  10,492   7,660   5,440   4,247   1,103
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.374 $12.374 $13.173 $13.770 $15.186
   Accumulation Unit Value, End of Period................. $10.374 $12.356 $13.173 $13.770 $15.186 $15.272
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.784 $13.784 $14.572 $14.984 $16.971
   Accumulation Unit Value, End of Period................. $10.784 $13.422 $14.572 $14.984 $16.971 $15.579
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.711 $11.233 $11.758 $13.006 $13.064
   Accumulation Unit Value, End of Period................. $ 9.711 $11.233 $11.758 $13.006 $13.064 $12.687
   Number of Units Outstanding, End of Period.............       0     968   1,865   1,679   1,675       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.727 $13.263 $14.326 $14.432 $15.587
   Accumulation Unit Value, End of Period................. $10.727 $13.263 $14.326 $14.432 $15.587 $15.653
   Number of Units Outstanding, End of Period.............       0      88      87      92      93     307
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.172 $10.378 $10.590 $10.593 $10.819
   Accumulation Unit Value, End of Period................. $10.172 $10.378 $10.590 $10.593 $10.819 $11.122
   Number of Units Outstanding, End of Period.............       0  11,776   8,580   5,851   4,498   1,421
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.590 $13.300 $15.100 $16.555 $20.662
   Accumulation Unit Value, End of Period................. $10.590 $13.300 $15.100 $16.555 $20.662 $21.875
   Number of Units Outstanding, End of Period.............       0     180     171     164     143     283
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.394 $12.912 $14.211 $15.109 $16.822
   Accumulation Unit Value, End of Period................. $10.394 $12.912 $14.211 $15.109 $16.822 $15.585
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.972 $ 9.792 $ 9.631 $ 9.649 $ 9.843
   Accumulation Unit Value, End of Period................. $ 9.972 $ 9.792 $ 9.631 $ 9.649 $ 9.843 $10.077
   Number of Units Outstanding, End of Period.............       0     116     129     705     740   1,075
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.365 $13.413 $14.457 $15.540 $16.485
   Accumulation Unit Value, End of Period................. $10.365 $13.413 $14.457 $15.540 $16.485 $17.030
   Number of Units Outstanding, End of Period.............       0     790   1,543   1,456   1,389       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.189 $14.484 $16.336 $16.904 $19.163
   Accumulation Unit Value, End of Period................. $11.189 $14.484 $16.336 $16.904 $19.163 $17.806
   Number of Units Outstanding, End of Period.............       0       0       0     108     102     346
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.628 $13.015 $13.679 $14.036 $15.267
   Accumulation Unit Value, End of Period................. $10.628 $13.015 $13.679 $14.036 $15.267 $14.999
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.501 $12.009 $12.697 $12.903 $14.112
   Accumulation Unit Value, End of Period................. $10.501 $12.009 $12.697 $12.903 $14.112 $13.918
   Number of Units Outstanding, End of Period.............       0     890   1,652   1,675   1,617       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.455 $13.971 $16.600 $17.612 $21.862
   Accumulation Unit Value, End of Period................. $11.455 $13.971 $16.600 $17.612 $21.862 $25.619
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.359 $13.479 $15.621 $17.118 $17.639
   Accumulation Unit Value, End of Period................. $10.359 $13.479 $15.621 $17.118 $17.639 $17.890
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.096 $12.322 $12.646 $13.060 $13.456
   Accumulation Unit Value, End of Period................. $10.096 $12.322 $12.646 $13.060 $13.456 $13.872
   Number of Units Outstanding, End of Period.............       0   9,044   7,761   5,373   4,506     322
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.077 $12.027 $12.331
   Accumulation Unit Value, End of Period.................      --      -- $11.077 $12.027 $12.331 $14.167
   Number of Units Outstanding, End of Period.............      --      --     231     220     228     208
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.289 $11.485 $13.023
   Accumulation Unit Value, End of Period.................      --      -- $11.289 $11.485 $13.023 $12.427
   Number of Units Outstanding, End of Period.............      --      --       0     159     150     162
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.639 $13.273 $14.800 $15.867 $17.982
   Accumulation Unit Value, End of Period................. $10.639 $13.273 $14.800 $15.867 $17.982 $18.011
   Number of Units Outstanding, End of Period.............       0     271     260     363     351     355
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.825 $ 9.834 $10.010
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.825 $ 9.834 $10.010 $10.215
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.398 $11.666 $12.171 $12.802 $12.838
   Accumulation Unit Value, End of Period................. $ 9.398 $11.666 $12.171 $12.802 $12.838 $14.629
   Number of Units Outstanding, End of Period.............       0     891   2,313   2,269   2,017     239
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.045 $13.788 $14.831 $16.251 $17.595
   Accumulation Unit Value, End of Period................. $11.045 $13.788 $14.831 $16.251 $17.595 $18.289
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.915 $11.452 $12.598
   Accumulation Unit Value, End of Period.................      --      -- $10.915 $11.452 $12.598 $12.722
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.712 $12.112 $12.321
   Accumulation Unit Value, End of Period.................      --      -- $10.712 $12.112 $12.321 $14.674
   Number of Units Outstanding, End of Period.............      --      --     138     138     138     137
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.687 $12.059 $12.233
   Accumulation Unit Value, End of Period.................      --      -- $10.687 $12.059 $12.233 $14.540
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.019 $12.057 $14.315
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.019 $12.057 $14.315 $15.354
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.786
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.786 $11.723
   Number of Units Outstanding, End of Period.............      --      --      --      --       0     495
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.529 $15.724 $17.345 $18.954
   Accumulation Unit Value, End of Period.................      -- $13.529 $15.724 $17.345 $18.954 $19.066

   Number of Units Outstanding, End of Period........      --       0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.253 $12.349 $14.565
   Accumulation Unit Value, End of Period............      --      -- $11.253 $12.349 $14.565 $15.346
   Number of Units Outstanding, End of Period........      --      --       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.246 $12.324 $14.526
   Accumulation Unit Value, End of Period............      --      -- $11.246 $12.324 $14.526 $15.291
   Number of Units Outstanding, End of Period........      --      --       0       0       0     217
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.687 $14.421 $19.174 $21.875 $29.428
   Accumulation Unit Value, End of Period............ $10.687 $14.421 $19.174 $21.875 $29.428 $23.784
   Number of Units Outstanding, End of Period........       0     734   1,193   1,047     799       0



* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age under 71-79) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                            Mortality & Expense = 2



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.228
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.228 $11.733
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.419
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.419 $11.048
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.448
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.448 $11.237
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.457
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.457 $11.360
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.310
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.310 $10.679
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.706
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.706 $11.610
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.779
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.779 $11.088
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.838
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.838 $11.097
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.690 $13.330 $14.422 $14.603 $16.677
   Accumulation Unit Value, End of Period....................  --  $13.330 $14.422 $14.603 $16.677 $15.705
   Number of Units Outstanding, End of Period................  --      214     216     763     715     765
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.194 $11.126 $12.868
   Accumulation Unit Value, End of Period....................  --       -- $11.194 $11.126 $12.868 $13.057
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.509 $10.389 $11.269
   Accumulation Unit Value, End of Period....................  --       -- $10.509 $10.389 $11.269 $11.708
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.811 $15.472 $16.870 $17.292 $18.384
   Accumulation Unit Value, End of Period....................  --  $15.472 $16.870 $17.292 $18.384 $20.001
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.030 $14.495 $17.545 $18.666 $21.359
   Accumulation Unit Value, End of Period....................  --  $14.495 $17.545 $18.666 $21.359 $20.391
   Number of Units Outstanding, End of Period................  --      195     176     176     167     186
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.211 $10.228 $10.406
   Accumulation Unit Value, End of Period....................  --       -- $10.211 $10.228 $10.406 $10.850
   Number of Units Outstanding, End of Period................  --       --  15,265  15,732  16,825  15,914
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.974
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.974 $12.004
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.590 $12.628 $13.912 $15.044 $17.420
   Accumulation Unit Value, End of Period....................  --  $12.628 $13.912 $15.044 $17.420 $17.630
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.665 $16.796 $20.488 $25.538 $31.997
   Accumulation Unit Value, End of Period....................  --  $16.796 $20.488 $25.538 $31.997 $40.301
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.368 $13.536 $15.692 $16.911 $20.089
   Accumulation Unit Value, End of Period....................  --  $13.536 $15.692 $16.911 $20.089 $22.683
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.573 $12.829 $14.397 $13.649 $15.056
   Accumulation Unit Value, End of Period....................  --  $12.829 $14.397 $13.649 $15.056 $16.345
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.895 $11.398 $12.782
   Accumulation Unit Value, End of Period....................  --       -- $10.895 $11.398 $12.782 $13.341
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.347 $10.253 $10.965
   Accumulation Unit Value, End of Period....................  --       -- $10.347 $10.253 $10.965 $11.387
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.880 $10.988 $12.604
   Accumulation Unit Value, End of Period....................  --       -- $10.880 $10.988 $12.604 $12.750
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.127 $11.388 $12.018
   Accumulation Unit Value, End of Period....................  --       -- $11.127 $11.388 $12.018 $14.255
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.110 $11.761 $12.912
   Accumulation Unit Value, End of Period....................  --       -- $11.110 $11.761 $12.912 $12.701
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.095 $13.034 $13.998 $14.195 $15.392
   Accumulation Unit Value, End of Period....................  --  $13.034 $14.998 $14.195 $15.392 $15.578
   Number of Units Outstanding, End of Period................  --        0  16,703  17,004  17,063  16,626
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.095 $10.105 $10.371
   Accumulation Unit Value, End of Period....................  --       -- $10.095 $10.105 $10.371 $10.558
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.248 $12.772 $13.100 $13.799
   Accumulation Unit Value, End of Period....................  --  $12.248 $12.772 $13.100 $13.799 $15.365
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.070 $14.169 $16.475 $18.381 $21.102
   Accumulation Unit Value, End of Period....................  --  $14.169 $16.475 $18.381 $21.102 $21.892
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares

   Accumulation Unit Value, Beginning of Period........... --  $11.718 $12.898 $13.718 $13.687 $14.623
   Accumulation Unit Value, End of Period................. --  $12.898 $13.718 $13.687 $14.623 $14.234
   Number of Units Outstanding, End of Period............. --        0  22,725  23,513  23,947  24,260
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.451 $12.576 $13.425 $13.886 $15.588
   Accumulation Unit Value, End of Period................. --  $12.576 $13.425 $13.886 $15.588 $15.877
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.701 $14.596 $17.015 $18.260 $20.479
   Accumulation Unit Value, End of Period................. --  $14.596 $17.015 $18.260 $20.479 $19.750
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.328 $12.333 $14.407 $15.782 $15.854
   Accumulation Unit Value, End of Period................. --  $12.333 $14.407 $15.782 $15.854 $16.441
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.233 $12.081 $12.813 $12.844 $13.472
   Accumulation Unit Value, End of Period................. --  $12.081 $12.813 $12.844 $13.472 $14.434
   Number of Units Outstanding, End of Period............. --        0       0   1,214   1,229   1,153
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.739 $12.375 $13.207 $13.819 $15.255
   Accumulation Unit Value, End of Period................. --  $12.375 $13.207 $13.819 $15.255 $15.358
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.980 $13.443 $14.609 $15.037 $17.049
   Accumulation Unit Value, End of Period................. --  $13.443 $14.609 $15.037 $17.049 $15.667
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.221 $11.251 $11.788 $13.052 $13.124
   Accumulation Unit Value, End of Period................. --  $11.251 $11.788 $13.052 $13.124 $12.758
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.851 $13.283 $14.362 $14.483 $15.658
   Accumulation Unit Value, End of Period................. --  $13.283 $14.362 $14.483 $15.658 $15.741
   Number of Units Outstanding, End of Period............. --        0       0     538     529     529
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.344 $10.394 $10.617 $10.630 $10.868
   Accumulation Unit Value, End of Period................. --  $10.394 $10.617 $10.630 $10.868 $11.184
   Number of Units Outstanding, End of Period............. --        0       0   1,467   1,523   1,488
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.562 $13.320 $15.139 $16.614 $20.756
   Accumulation Unit Value, End of Period................. --  $13.320 $15.139 $16.614 $20.756 $21.998
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.679 $12.931 $14.247 $15.163 $16.899
   Accumulation Unit Value, End of Period................. --  $12.931 $14.247 $15.163 $16.899 $15.673
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.925 $ 9.807 $ 9.656 $ 9.684 $ 9.889
   Accumulation Unit Value, End of Period................. --  $ 9.807 $ 9.656 $ 9.684 $ 9.889 $10.134
   Number of Units Outstanding, End of Period............. --        0       0   1,610   1,675   1,642
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.966 $13.434 $14.494 $15.596 $16.561
   Accumulation Unit Value, End of Period................. --  $13.434 $14.494 $15.596 $16.561 $17.125
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.307 $14.506 $16.378 $16.964 $19.251
   Accumulation Unit Value, End of Period................. --  $14.506 $16.378 $16.964 $19.251 $17.907
   Number of Units Outstanding, End of Period............. --        0       0     230     215     232
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.828 $13.035 $13.713 $14.086 $15.337
   Accumulation Unit Value, End of Period................. --  $13.035 $13.713 $14.086 $15.337 $15.083
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.669 $12.027 $12.729 $12.949 $14.177
   Accumulation Unit Value, End of Period................. --  $12.027 $12.729 $12.949 $14.177 $13.997
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.633 $13.993 $16.642 $17.675 $21.963
   Accumulation Unit Value, End of Period................. --  $13.993 $16.642 $17.675 $21.963 $25.763
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.785 $13.449 $15.660 $17.179 $17.720
   Accumulation Unit Value, End of Period................. --  $13.499 $15.660 $17.179 $17.720 $17.990
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.566 $12.341 $12.678 $13.107 $13.518
   Accumulation Unit Value, End of Period................. --  $12.341 $12.678 $13.107 $13.518 $13.950
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.084 $12.047 $12.364
   Accumulation Unit Value, End of Period................. --       -- $11.084 $12.047 $12.364 $14.220
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.297 $11.505 $13.059
   Accumulation Unit Value, End of Period................. --       -- $11.297 $11.505 $13.059 $12.474
   Number of Units Outstanding, End of Period............. --       --       0   1,016     951   1,001
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.766 $13.293 $14.838 $15.924 $18.065
   Accumulation Unit Value, End of Period................. --  $13.293 $14.838 $15.924 $18.065 $18.113
   Number of Units Outstanding, End of Period............. --      107  15,864  15,262  14,641  14,400
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.835 $ 9.854 $10.040
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.835 $ 9.854 $10.040 $10.257
   Number of Units Outstanding, End of Period............. --        0  31,698  32,660  34,878  33,668
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.917 $11.683 $12.202 $12.847 $12.896
   Accumulation Unit Value, End of Period................. --  $11.683 $12.202 $12.847 $12.896 $14.712
   Number of Units Outstanding, End of Period............. --      243     127     129     139     128
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.275 $13.809 $14.868 $16.309 $17.676
   Accumulation Unit Value, End of Period................. --  $13.809 $14.868 $16.309 $17.676 $18.392
   Number of Units Outstanding, End of Period............. --      103  10,696  10,075  10,112   9,591
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.922 $11.472 $12.633
   Accumulation Unit Value, End of Period................. --       -- $10.922 $11.472 $12.633 $12.770
   Number of Units Outstanding, End of Period............. --       --       0     390   2,309   2,307
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.719 $12.133 $12.355
   Accumulation Unit Value, End of Period................. --       -- $10.719 $12.133 $12.355 $14.730
   Number of Units Outstanding, End of Period............. --       --     293     272     289     254
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.694 $12.080 $12.266
   Accumulation Unit Value, End of Period................. --       -- $10.694 $12.080 $12.266 $14.595
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.030 $12.081 $14.359
   Accumulation Unit Value, End of Period................. --  $10.000 $11.030 $12.081 $14.359 $15.417
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
   (4) Accumulation Unit Value, Beginning of Period....... --       --      --      -- $10.000 $ 9.793
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.793 $11.743
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.538 $15.751 $17.392 $19.025
   Accumulation Unit Value, End of Period................. --  $13.538 $15.751 $17.392 $19.025 $19.158
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.260 $12.370 $14.605
   Accumulation Unit Value, End of Period................. --       -- $11.260 $12.370 $14.605 $15.404

   Number of Units Outstanding, End of Period........ --       --       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.254 $12.345 $14.566
   Accumulation Unit Value, End of Period............ --       -- $11.254 $12.345 $14.566 $15.348
   Number of Units Outstanding, End of Period........ --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.366 $14.443 $19.223 $21.953 $29.563
   Accumulation Unit Value, End of Period............ --  $14.443 $19.223 $21.953 $29.563 $23.918
   Number of Units Outstanding, End of Period........ --        0       0   7,330   5,923   7,219



* The Allstate Advisor Plus Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid CapGrowth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, Added Prior To May 1, 2003, The Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.221
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.221 $11.713
   Number of Units Outstanding, End of Period................      --      --      --      --     162     162
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.412
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.412 $11.029
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.441
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.441 $11.218
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.450
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.450 $11.341
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.303
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.303 $10.661
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.700
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.700 $11.591
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.772
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.772 $11.069
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.831
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.831 $11.078
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.837 $13.310 $14.385 $14.551 $16.601
   Accumulation Unit Value, End of Period.................... $10.837 $13.310 $14.385 $14.551 $16.601 $15.618
   Number of Units Outstanding, End of Period................       0   7,709   5,270   3,239   2,244     211
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.187 $11.107 $12.833
   Accumulation Unit Value, End of Period....................      --      -- $11.187 $11.107 $12.833 $13.008
   Number of Units Outstanding, End of Period................      --      --   1,218   1,232     283   4,773
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.507 $10.375 $11.243
   Accumulation Unit Value, End of Period....................      --      -- $10.507 $10.375 $11.243 $11.669
   Number of Units Outstanding, End of Period................      --      --       0     352     347   1,340
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.520 $15.449 $16.827 $17.230 $18.300
   Accumulation Unit Value, End of Period.................... $11.520 $15.449 $16.827 $17.230 $18.300 $19.889
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.211 $14.473 $17.500 $18.600 $21.261
   Accumulation Unit Value, End of Period.................... $11.211 $14.473 $17.500 $18.600 $21.261 $20.277
   Number of Units Outstanding, End of Period................       0   2,684   3,160   2,603   1,716     245
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.204 $10.211 $10.378
   Accumulation Unit Value, End of Period....................      --      -- $10.204 $10.211 $10.378 $10.809
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.966
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.966 $11.983
   Number of Units Outstanding, End of Period................      --      --      --      --       0   1,431
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.311 $12.609 $13.876 $14.991 $17.341
   Accumulation Unit Value, End of Period.................... $10.311 $12.609 $13.876 $14.991 $17.341 $17.531
   Number of Units Outstanding, End of Period................       0     952   1,642   1,558   1,422   2,452
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.218 $16.770 $20.437 $25.447 $31.851
   Accumulation Unit Value, End of Period.................... $11.218 $16.770 $20.437 $25.447 $31.851 $40.076
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.462 $13.515 $15.653 $16.851 $19.997
   Accumulation Unit Value, End of Period.................... $10.462 $13.515 $15.653 $16.851 $19.997 $22.556
   Number of Units Outstanding, End of Period................       0   2,690   2,616   1,971   1,623   2,980
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.707 $12.809 $14.361 $13.601 $14.987
   Accumulation Unit Value, End of Period.................... $10.707 $12.809 $14.361 $13.601 $14.987 $16.253
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.893 $11.384 $12.752
   Accumulation Unit Value, End of Period....................      --      -- $10.893 $11.384 $12.752 $13.296
   Number of Units Outstanding, End of Period................      --      --   2,502   2,504     130     130
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.344 $10.240 $10.940
   Accumulation Unit Value, End of Period....................      --      -- $10.344 $10.240 $10.940 $11.349
   Number of Units Outstanding, End of Period................      --      --       0     179     178     762
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.877 $10.974 $12.575
   Accumulation Unit Value, End of Period....................      --      -- $10.877 $10.974 $12.575 $12.708
   Number of Units Outstanding, End of Period................      --      --       0       0     276     276
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.125 $11.373 $11.991
   Accumulation Unit Value, End of Period....................      --      -- $11.125 $11.373 $11.991 $14.208
   Number of Units Outstanding, End of Period................      --      --       0       0       0     234
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.108 $11.746 $12.882
   Accumulation Unit Value, End of Period....................      --      -- $11.108 $11.746 $12.882 $12.658
   Number of Units Outstanding, End of Period................      --      --   1,227   1,206     135     135
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.682 $13.015 $13.962 $14.144 $15.322
   Accumulation Unit Value, End of Period.................... $10.682 $13.015 $13.962 $14.144 $15.322 $15.491
   Number of Units Outstanding, End of Period................       0     823   1,707   1,739   2,000     523
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.092 $10.092 $10.348
   Accumulation Unit Value, End of Period....................      --      -- $10.092 $10.092 $10.348 $10.523
   Number of Units Outstanding, End of Period................      --      --       0       0       0   1,183
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.239 $12.750 $13.065 $13.747
   Accumulation Unit Value, End of Period....................      -- $12.239 $12.750 $13.065 $13.747 $15.292
   Number of Units Outstanding, End of Period................      --       0       0     140     142     131
Oppenheimer Global Securities Fund/VA - Service Shares

   Accumulation Unit Value, Beginning of Period........... $10.000 $10.135 $14.147 $16.433 $18.316 $21.005
   Accumulation Unit Value, End of Period................. $10.135 $14.147 $16.433 $18.316 $21.005 $21.770
   Number of Units Outstanding, End of Period.............       0       0       0       0      81      81
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.647 $12.879 $13.683 $13.638 $14.557
   Accumulation Unit Value, End of Period................. $10.647 $12.879 $13.683 $13.638 $14.557 $14.155
   Number of Units Outstanding, End of Period.............       0       0     220     219     219     218
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.164 $12.557 $13.391 $13.837 $15.516
   Accumulation Unit Value, End of Period................. $10.164 $12.557 $13.391 $13.837 $15.516 $15.788
   Number of Units Outstanding, End of Period.............       0       0       0     396     377     697
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.340 $14.574 $16.972 $18.195 $20.386
   Accumulation Unit Value, End of Period................. $10.340 $14.574 $16.972 $18.195 $20.386 $19.639
   Number of Units Outstanding, End of Period.............       0      78      75      73      70      75
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.047 $13.315 $14.371 $15.726 $15.782
   Accumulation Unit Value, End of Period................. $10.047 $13.315 $14.371 $15.726 $15.782 $16.349
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.537 $12.063 $12.781 $12.798 $13.411
   Accumulation Unit Value, End of Period................. $10.537 $12.063 $12.781 $12.798 $13.411 $14.354
   Number of Units Outstanding, End of Period.............       0  10,492   7,660   5,440   4,247   1,103
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.374 $12.374 $13.173 $13.770 $15.186
   Accumulation Unit Value, End of Period................. $10.374 $12.356 $13.173 $13.770 $15.186 $15.272
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.784 $13.784 $14.572 $14.984 $16.971
   Accumulation Unit Value, End of Period................. $10.784 $13.422 $14.572 $14.984 $16.971 $15.579
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.711 $11.233 $11.758 $13.006 $13.064
   Accumulation Unit Value, End of Period................. $ 9.711 $11.233 $11.758 $13.006 $13.064 $12.687
   Number of Units Outstanding, End of Period.............       0     968   1,865   1,679   1,675       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.727 $13.263 $14.326 $14.432 $15.587
   Accumulation Unit Value, End of Period................. $10.727 $13.263 $14.326 $14.432 $15.587 $15.653
   Number of Units Outstanding, End of Period.............       0      88      87      92      93     307
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.172 $10.378 $10.590 $10.593 $10.819
   Accumulation Unit Value, End of Period................. $10.172 $10.378 $10.590 $10.593 $10.819 $11.122
   Number of Units Outstanding, End of Period.............       0  11,776   8,580   5,851   4,498   1,421
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.590 $13.300 $15.100 $16.555 $20.662
   Accumulation Unit Value, End of Period................. $10.590 $13.300 $15.100 $16.555 $20.662 $21.875
   Number of Units Outstanding, End of Period.............       0     180     171     164     143     283
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.394 $12.912 $14.211 $15.109 $16.822
   Accumulation Unit Value, End of Period................. $10.394 $12.912 $14.211 $15.109 $16.822 $15.585
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.972 $ 9.792 $ 9.631 $ 9.649 $ 9.843
   Accumulation Unit Value, End of Period................. $ 9.972 $ 9.792 $ 9.631 $ 9.649 $ 9.843 $10.077
   Number of Units Outstanding, End of Period.............       0     116     129     705     740   1,075
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.365 $13.413 $14.457 $15.540 $16.485
   Accumulation Unit Value, End of Period................. $10.365 $13.413 $14.457 $15.540 $16.485 $17.030
   Number of Units Outstanding, End of Period.............       0     790   1,543   1,456   1,389       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.189 $14.484 $16.336 $16.904 $19.163
   Accumulation Unit Value, End of Period................. $11.189 $14.484 $16.336 $16.904 $19.163 $17.806
   Number of Units Outstanding, End of Period.............       0       0       0     108     102     346
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.628 $13.015 $13.679 $14.036 $15.267
   Accumulation Unit Value, End of Period................. $10.628 $13.015 $13.679 $14.036 $15.267 $14.999
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.501 $12.009 $12.697 $12.903 $14.112
   Accumulation Unit Value, End of Period................. $10.501 $12.009 $12.697 $12.903 $14.112 $13.918
   Number of Units Outstanding, End of Period.............       0     890   1,652   1,675   1,617       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.455 $13.971 $16.600 $17.612 $21.862
   Accumulation Unit Value, End of Period................. $11.455 $13.971 $16.600 $17.612 $21.862 $25.619
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.359 $13.479 $15.621 $17.118 $17.639
   Accumulation Unit Value, End of Period................. $10.359 $13.479 $15.621 $17.118 $17.639 $17.890
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.096 $12.322 $12.646 $13.060 $13.456
   Accumulation Unit Value, End of Period................. $10.096 $12.322 $12.646 $13.060 $13.456 $13.872
   Number of Units Outstanding, End of Period.............       0   9,044   7,761   5,373   4,506     322
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.077 $12.027 $12.331
   Accumulation Unit Value, End of Period.................      --      -- $11.077 $12.027 $12.331 $14.167
   Number of Units Outstanding, End of Period.............      --      --     231     220     228     208
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.289 $11.485 $13.023
   Accumulation Unit Value, End of Period.................      --      -- $11.289 $11.485 $13.023 $12.427
   Number of Units Outstanding, End of Period.............      --      --       0     159     150     162
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.639 $13.273 $14.800 $15.867 $17.982
   Accumulation Unit Value, End of Period................. $10.639 $13.273 $14.800 $15.867 $17.982 $18.011
   Number of Units Outstanding, End of Period.............       0     271     260     363     351     355
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.825 $ 9.834 $10.010
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.825 $ 9.834 $10.010 $10.215
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.398 $11.666 $12.171 $12.802 $12.838
   Accumulation Unit Value, End of Period................. $ 9.398 $11.666 $12.171 $12.802 $12.838 $14.629
   Number of Units Outstanding, End of Period.............       0     891   2,313   2,269   2,017     239
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.045 $13.788 $14.831 $16.251 $17.595
   Accumulation Unit Value, End of Period................. $11.045 $13.788 $14.831 $16.251 $17.595 $18.289
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.915 $11.452 $12.598
   Accumulation Unit Value, End of Period.................      --      -- $10.915 $11.452 $12.598 $12.722
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.712 $12.112 $12.321
   Accumulation Unit Value, End of Period.................      --      -- $10.712 $12.112 $12.321 $14.674
   Number of Units Outstanding, End of Period.............      --      --     138     138     138     137
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.687 $12.059 $12.233
   Accumulation Unit Value, End of Period.................      --      -- $10.687 $12.059 $12.233 $14.540
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.019 $12.057 $14.315
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.019 $12.057 $14.315 $15.354
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.786
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.786 $11.723
   Number of Units Outstanding, End of Period.............      --      --      --      --       0     495
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.529 $15.724 $17.345 $18.954
   Accumulation Unit Value, End of Period.................      -- $13.529 $15.724 $17.345 $18.954 $19.066

   Number of Units Outstanding, End of Period........      --       0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.253 $12.349 $14.565
   Accumulation Unit Value, End of Period............      --      -- $11.253 $12.349 $14.565 $15.346
   Number of Units Outstanding, End of Period........      --      --       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.246 $12.324 $14.526
   Accumulation Unit Value, End of Period............      --      -- $11.246 $12.324 $14.526 $15.291
   Number of Units Outstanding, End of Period........      --      --       0       0       0     217
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.687 $14.421 $19.174 $21.875 $29.428
   Accumulation Unit Value, End of Period............ $10.687 $14.421 $19.174 $21.875 $29.428 $23.784
   Number of Units Outstanding, End of Period........       0     734   1,193   1,047     799       0



* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.217
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.217 $11.703
   Number of Units Outstanding, End of Period................  --       --      --      --       0  32,743
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.408
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.408 $11.019
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.438
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.438 $11.208
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.446
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.446 $11.331
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.299
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.299 $10.652
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.696
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.696 $11.581
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.768
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.768 $11.060
   Number of Units Outstanding, End of Period................  --       --      --      --       0   3,998
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.828
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.828 $11.069
   Number of Units Outstanding, End of Period................  --       --      --      --   8,266  46,635
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.689 $13.316 $14.385 $14.543 $16.584
   Accumulation Unit Value, End of Period....................  --  $13.316 $14.385 $14.543 $16.584 $15.593
   Number of Units Outstanding, End of Period................  --    9,439  19,491  26,635  21,592  17,200
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.183 $11.097 $12.815
   Accumulation Unit Value, End of Period....................  --       -- $11.183 $11.097 $12.815 $12.984
   Number of Units Outstanding, End of Period................  --       --       0       0   2,117       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.505 $10.369 $11.230
   Accumulation Unit Value, End of Period....................  --       -- $10.505 $10.369 $11.230 $11.650
   Number of Units Outstanding, End of Period................  --       --       0   7,042  10,074   6,456
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.811 $15.457 $16.827 $17.221 $18.281
   Accumulation Unit Value, End of Period....................  --  $15.457 $16.827 $17.221 $18.281 $19.858
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.030 $14.480 $17.500 $18.590 $21.239
   Accumulation Unit Value, End of Period....................  --  $14.480 $17.500 $18.590 $21.239 $20.246
   Number of Units Outstanding, End of Period................  --    9,032   9,649  10,285  26,689  16,507
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.200 $10.202 $10.364
   Accumulation Unit Value, End of Period....................  --       -- $10.200 $10.202 $10.364 $10.789
   Number of Units Outstanding, End of Period................  --       --     404     414     441     417
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.962
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.962 $11.973
   Number of Units Outstanding, End of Period................  --       --      --      --  19,014  22,609
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.590 $12.615 $13.876 $14.983 $17.323
   Accumulation Unit Value, End of Period....................  --  $12.615 $13.876 $14.983 $17.323 $17.504
   Number of Units Outstanding, End of Period................  --    9,807  16,793  17,701  16,904  14,526
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.665 $16.779 $20.436 $25.434 $31.818
   Accumulation Unit Value, End of Period....................  --  $16.779 $20.436 $25.434 $31.818 $40.013
   Number of Units Outstanding, End of Period................  --    7,104   4,327   6,625   9,219  21,406
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.368 $13.522 $15.652 $16.842 $19.976
   Accumulation Unit Value, End of Period....................  --  $13.522 $15.652 $16.842 $19.976 $22.521
   Number of Units Outstanding, End of Period................  --    9,892  12,661  14,689  32,069  67,484
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.573 $12.816 $14.360 $13.593 $14.972
   Accumulation Unit Value, End of Period....................  --  $12.816 $14.360 $13.593 $14.972 $16.228
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.891 $11.376 $12.738
   Accumulation Unit Value, End of Period....................  --       -- $10.891 $11.376 $12.738 $13.274
   Number of Units Outstanding, End of Period................  --       --       0       0   6,339   6,242
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.343 $10.234 $10.927
   Accumulation Unit Value, End of Period....................  --       -- $10.343 $10.234 $10.927 $11.330
   Number of Units Outstanding, End of Period................  --       --   1,877   7,713   5,379   3,520
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.875 $10.967 $12.561
   Accumulation Unit Value, End of Period....................  --       -- $10.875 $10.967 $12.561 $12.687
   Number of Units Outstanding, End of Period................  --       --   1,800   1,014       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.123 $11.366 $11.977
   Accumulation Unit Value, End of Period....................  --       -- $11.123 $11.366 $11.977 $14.184
   Number of Units Outstanding, End of Period................  --       --       9      54  15,641  46,502
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.106 $11.739 $12.867
   Accumulation Unit Value, End of Period....................  --       -- $11.106 $11.739 $12.867 $12.637
   Number of Units Outstanding, End of Period................  --       --   3,007  12,765   8,745   6,909
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.095 $13.021 $13.962 $14.137 $15.306
   Accumulation Unit Value, End of Period....................  --  $13.021 $13.962 $14.137 $15.306 $15.467
   Number of Units Outstanding, End of Period................  --        0   1,567   2,333   2,029   2,014
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.091 $10.085 $10.336
   Accumulation Unit Value, End of Period....................  --       -- $10.091 $10.085 $10.336 $10.505
   Number of Units Outstanding, End of Period................  --       --       0       0   1,443   1,486
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.235 $12.739 $13.047 $13.721
   Accumulation Unit Value, End of Period....................  --  $12.235 $12.739 $13.047 $13.721 $15.255
   Number of Units Outstanding, End of Period................  --      275   5,440  16,685  10,355  12,457
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.070 $14.154 $16.433 $18.306 $20.984
   Accumulation Unit Value, End of Period....................  --  $14.154 $16.433 $18.306 $20.984 $21.736
   Number of Units Outstanding, End of Period................  --      999   6,411   7,622   5,405   4,411

Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.717 $12.885 $13.683 $13.631 $ 14.541
   Accumulation Unit Value, End of Period................. --  $12.885 $13.683 $13.631 $14.541 $ 14.133
   Number of Units Outstanding, End of Period............. --    1,259   4,444   4,618   4,301    4,030
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.451 $12.563 $13.391 $13.829 $ 15.500
   Accumulation Unit Value, End of Period................. --  $12.563 $13.391 $13.829 $15.500 $ 15.764
   Number of Units Outstanding, End of Period............. --   25,624  11,415  19,524  24,527   19,099
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.701 $14.581 $16.971 $18.186 $ 20.365
   Accumulation Unit Value, End of Period................. --  $14.581 $16.971 $18.186 $20.365 $ 19.609
   Number of Units Outstanding, End of Period............. --    4,279   7,490  10,717  18,815   17,633
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.328 $12.321 $14.371 $15.718 $ 15.765
   Accumulation Unit Value, End of Period................. --  $12.321 $14.371 $15.718 $15.765 $ 16.324
   Number of Units Outstanding, End of Period............. --    9,108   7,285   7,525  13,746   11,803
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.233 $12.069 $12.780 $12.792 $ 13.397
   Accumulation Unit Value, End of Period................. --  $12.069 $12.780 $12.792 $13.397 $ 14.331
   Number of Units Outstanding, End of Period............. --    5,288  15,035  27,673  40,404   31,785
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.739 $12.362 $13.173 $13.763 $ 15.170
   Accumulation Unit Value, End of Period................. --  $12.362 $13.173 $13.763 $15.170 $ 15.248
   Number of Units Outstanding, End of Period............. --    4,478   7,117   7,789   7,483    5,390
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.980 $13.429 $14.572 $14.976 $ 16.954
   Accumulation Unit Value, End of Period................. --  $13.429 $14.572 $14.976 $16.954 $ 15.555
   Number of Units Outstanding, End of Period............. --    1,712   3,707   2,941   2,897    3,301
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.221 $11.239 $11.758 $12.999 $ 13.050
   Accumulation Unit Value, End of Period................. --  $11.239 $11.758 $12.999 $13.050 $ 12.667
   Number of Units Outstanding, End of Period............. --      486   1,842   2,363   3,346    3,518
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.851 $13.270 $14.325 $14.424 $ 15.570
   Accumulation Unit Value, End of Period................. --  $13.270 $14.325 $14.424 $15.570 $ 15.629
   Number of Units Outstanding, End of Period............. --    3,849   7,971   8,365   7,902    7,905
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.344 $10.383 $10.590 $10.587 $ 10.807
   Accumulation Unit Value, End of Period................. --  $10.383 $10.590 $10.587 $10.807 $ 11.105
   Number of Units Outstanding, End of Period............. --    3,591   9,755  17,586  21,249   14,789
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.562 $13.307 $15.100 $16.546 $ 20.640
   Accumulation Unit Value, End of Period................. --  $13.307 $15.100 $16.546 $20.640 $ 21.841
   Number of Units Outstanding, End of Period............. --    1,575   1,793   2,678  23,947   24,842
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.679 $12.918 $14.211 $15.101 $ 16.804
   Accumulation Unit Value, End of Period................. --  $12.918 $14.211 $15.101 $16.804 $ 15.561
   Number of Units Outstanding, End of Period............. --        0       0       0       0        0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.925 $ 9.797 $ 9.631 $ 9.644 $  9.833
   Accumulation Unit Value, End of Period................. --  $ 9.797 $ 9.631 $ 9.644 $ 9.833 $ 10.061
   Number of Units Outstanding, End of Period............. --      517  43,551  59,106  62,338   70,602
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.966 $13.420 $14.457 $15.532 $ 16.468
   Accumulation Unit Value, End of Period................. --  $13.420 $14.457 $15.532 $16.468 $ 17.003
   Number of Units Outstanding, End of Period............. --      426   1,155     432     440      433
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.307 $14.491 $16.336 $16.895 $ 19.143
   Accumulation Unit Value, End of Period................. --  $14.491 $16.336 $16.895 $19.143 $ 17.779
   Number of Units Outstanding, End of Period............. --    4,257   8,573  10,862   9,776    9,363
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.828 $13.021 $13.678 $14.029 $ 15.251
   Accumulation Unit Value, End of Period................. --  $13.021 $13.678 $14.029 $15.251 $ 14.976
   Number of Units Outstanding, End of Period............. --        0       0       0       0        0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.669 $12.015 $12.697 $12.896 $ 14.097
   Accumulation Unit Value, End of Period................. --  $12.015 $12.697 $12.896 $14.097 $ 13.897
   Number of Units Outstanding, End of Period............. --      459     788     828     823      821
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.633 $13.978 $16.600 $17.603 $ 21.840
   Accumulation Unit Value, End of Period................. --  $13.978 $16.600 $17.603 $21.840 $ 25.579
   Number of Units Outstanding, End of Period............. --        0       0       0       0        0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.785 $13.485 $15.620 $17.109 $ 17.621
   Accumulation Unit Value, End of Period................. --  $13.485 $15.620 $17.109 $17.621 $ 17.862
   Number of Units Outstanding, End of Period............. --      238   1,263   1,867   1,853      366
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.566 $12.328 $12.645 $13.054 $ 13.442
   Accumulation Unit Value, End of Period................. --  $12.328 $12.645 $13.054 $13.442 $ 13.850
   Number of Units Outstanding, End of Period............. --   16,725  21,243  17,261  18,439   12,788
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.073 $12.017 $ 12.314
   Accumulation Unit Value, End of Period................. --       -- $11.073 $12.017 $12.314 $ 14.140
   Number of Units Outstanding, End of Period............. --       --     543     541     539      537
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.285 $11.475 $ 13.006
   Accumulation Unit Value, End of Period................. --       -- $11.285 $11.475 $13.006 $ 12.404
   Number of Units Outstanding, End of Period............. --       --      13   3,068  12,321    8,978
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.766 $13.279 $14.800 $15.859 $ 17.963
   Accumulation Unit Value, End of Period................. --  $13.279 $14.800 $15.859 $17.963 $ 17.983
   Number of Units Outstanding, End of Period............. --   18,384  20,631  16,708  15,952   13,615
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.820 $ 9.824 $  9.994
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.820 $ 9.824 $ 9.994 $ 10.194
   Number of Units Outstanding, End of Period............. --        0   3,095   2,463   2,465    2,277
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.917 $11.671 $12.171 $12.795 $ 12.824
   Accumulation Unit Value, End of Period................. --  $11.671 $12.171 $12.795 $12.824 $ 14.607
   Number of Units Outstanding, End of Period............. --    6,314  11,270  13,409  19,759   31,242
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.275 $13.795 $14.830 $16.242 $ 17.577
   Accumulation Unit Value, End of Period................. --  $13.795 $14.830 $16.242 $17.577 $ 18.261
   Number of Units Outstanding, End of Period............. --        0   1,476   3,061   3,198    1,408
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.911 $11.443 $ 12.581
   Accumulation Unit Value, End of Period................. --       -- $10.911 $11.443 $12.581 $ 12.698
   Number of Units Outstanding, End of Period............. --       --     378     369     363      355
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.708 $12.102 $ 12.304
   Accumulation Unit Value, End of Period................. --       -- $10.708 $12.102 $12.304 $ 14.647
   Number of Units Outstanding, End of Period............. --       --   1,923   1,816   1,826    1,488
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.683 $12.049 $ 12.216
   Accumulation Unit Value, End of Period................. --       -- $10.683 $12.049 $12.216 $ 14.513
   Number of Units Outstanding, End of Period............. --       --   1,354   6,674       0        0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.013 $12.044 $ 14.293
   Accumulation Unit Value, End of Period................. --  $10.000 $11.013 $12.044 $14.293 $ 15.322
   Number of Units Outstanding, End of Period............. --        0       7     774  21,010   11,365
Van Kampen UIF Mid Cap Growth Portfolio, Class II
   (4) Accumulation Unit Value, Beginning of Period....... --       --      --      -- $10.000 $  9.783
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.783 $ 11.713
   Number of Units Outstanding, End of Period............. --       --      --      --   9,091  109,479
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.524 $15.711 $17.321 $ 18.919
   Accumulation Unit Value, End of Period................. --  $13.524 $15.711 $17.321 $18.919 $ 19.021
   Number of Units Outstanding, End of Period............. --      199     678   3,079   3,447    2,651
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.249 $12.339 $ 14.545

   Accumulation Unit Value, End of Period............ --       -- $11.249 $12.339 $14.545 $15.317
   Number of Units Outstanding, End of Period........ --       --   5,681   5,921   6,910   6,780
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.242 $12.314 $14.507
   Accumulation Unit Value, End of Period............ --       -- $11.242 $12.314 $14.507 $15.262
   Number of Units Outstanding, End of Period........ --       --       0       0   8,965  12,347
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.366 $14.429 $19.174 $21.864 $29.398
   Accumulation Unit Value, End of Period............ --  $14.429 $19.174 $21.864 $29.398 $23.747
   Number of Units Outstanding, End of Period........ --    2,890   4,667   4,859  18,469  11,729



* The Allstate Advisor Plus Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

                      ALLSTATE ADVISOR PLUS ANNUITY - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.210
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.210 $11.683
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.401
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.401 $11.000
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.430
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.430 $11.189
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.439
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.439 $11.311
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.292
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.292 $10.634
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.690
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.690 $11.561
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.761
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.761 $11.041
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.821
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.821 $11.050
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.681 $13.296 $14.349 $14.492 $16.508
   Accumulation Unit Value, End of Period....................  --  $13.296 $14.349 $14.492 $16.508 $15.506
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.175 $11.078 $12.780
   Accumulation Unit Value, End of Period....................  --       -- $11.175 $11.078 $12.780 $12.935
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.503 $10.356 $11.205
   Accumulation Unit Value, End of Period....................  --       -- $10.503 $10.356 $11.205 $11.611
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.801 $15.433 $16.784 $17.160 $18.198
   Accumulation Unit Value, End of Period....................  --  $15.433 $16.784 $17.160 $18.198 $19.747
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.021 $14.458 $17.455 $18.524 $21.142
   Accumulation Unit Value, End of Period....................  --  $14.458 $17.455 $18.524 $21.142 $20.132
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.193 $10.184 $10.336
   Accumulation Unit Value, End of Period....................  --       -- $10.193 $10.184 $10.336 $10.748
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.955
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.955 $11.952
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.581 $12.596 $13.841 $14.929 $17.243
   Accumulation Unit Value, End of Period....................  --  $12.596 $13.841 $14.929 $17.243 $17.406
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.655 $16.754 $20.384 $25.344 $31.673
   Accumulation Unit Value, End of Period....................  --  $16.754 $20.384 $25.344 $31.673 $39.789
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.359 $13.501 $15.612 $16.782 $19.885
   Accumulation Unit Value, End of Period....................  --  $13.501 $15.612 $16.782 $19.885 $22.395
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.563 $12.796 $14.324 $13.545 $14.903
   Accumulation Unit Value, End of Period....................  --  $12.796 $14.324 $13.545 $14.903 $16.137
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.888 $11.362 $12.709
   Accumulation Unit Value, End of Period....................  --       -- $10.888 $11.362 $12.709 $13.230
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.340 $10.221 $10.902
   Accumulation Unit Value, End of Period....................  --       -- $10.340 $10.221 $10.902 $11.293
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.873 $10.953 $12.532
   Accumulation Unit Value, End of Period....................  --       -- $10.873 $10.953 $12.532 $12.645
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.120 $11.351 $11.949
   Accumulation Unit Value, End of Period....................  --       -- $11.120 $11.351 $11.949 $14.137
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.103 $11.724 $12.838
   Accumulation Unit Value, End of Period....................  --       -- $11.103 $11.724 $12.838 $12.595
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.085 $13.001 $13.926 $14.086 $15.236
   Accumulation Unit Value, End of Period....................  --  $13.001 $13.926 $14.086 $15.236 $15.380
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.088 $10.073 $10.312
   Accumulation Unit Value, End of Period....................  --       -- $10.088 $10.073 $10.312 $10.471
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.227 $12.718 $13.011 $13.670
   Accumulation Unit Value, End of Period....................  --  $12.227 $12.718 $13.011 $13.670 $15.183
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.062 $14.133 $16.391 $18.241 $20.888
   Accumulation Unit Value, End of Period....................  --  $14.133 $16.391 $18.241 $20.888 $21.614
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.708 $12.866 $13.648 $13.583 $14.475
   Accumulation Unit Value, End of Period....................  --  $12.866 $13.648 $13.583 $14.475 $14.054

   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.442 $12.544 $13.357 $13.780 $15.429
   Accumulation Unit Value, End of Period................. --  $12.544 $13.357 $13.780 $15.429 $15.676
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.692 $14.559 $16.928 $18.121 $20.272
   Accumulation Unit Value, End of Period................. --  $14.559 $16.928 $18.121 $20.272 $19.499
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.319 $12.302 $14.334 $15.662 $15.693
   Accumulation Unit Value, End of Period................. --  $12.302 $14.334 $15.662 $15.693 $16.232
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.224 $12.050 $12.748 $12.746 $13.336
   Accumulation Unit Value, End of Period................. --  $12.050 $12.748 $12.746 $13.336 $14.251
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.730 $12.344 $13.139 $13.714 $15.100
   Accumulation Unit Value, End of Period................. --  $12.344 $13.139 $13.714 $15.100 $15.163
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.971 $13.408 $14.535 $14.923 $16.876
   Accumulation Unit Value, End of Period................. --  $13.408 $14.535 $14.923 $16.876 $15.468
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.213 $11.222 $11.728 $12.953 $12.991
   Accumulation Unit Value, End of Period................. --  $11.222 $11.728 $12.953 $12.991 $12.596
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.841 $13.249 $14.289 $14.373 $15.499
   Accumulation Unit Value, End of Period................. --  $13.249 $14.289 $14.373 $15.499 $15.541
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.335 $10.368 $10.563 $10.549 $10.758
   Accumulation Unit Value, End of Period................. --  $10.368 $10.563 $10.549 $10.758 $11.042
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.554 $13.286 $15.062 $16.488 $20.546
   Accumulation Unit Value, End of Period................. --  $13.286 $15.062 $16.488 $20.546 $21.719
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.670 $12.899 $14.175 $15.048 $16.727
   Accumulation Unit Value, End of Period................. --  $12.899 $14.175 $15.048 $16.727 $15.474
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.917 $ 9.782 $ 9.606 $ 9.610 $ 9.788
   Accumulation Unit Value, End of Period................. --  $ 9.782 $ 9.606 $ 9.610 $ 9.788 $10.005
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.957 $13.399 $14.420 $15.477 $16.392
   Accumulation Unit Value, End of Period................. --  $13.399 $14.420 $15.477 $16.392 $16.908
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.298 $14.469 $16.294 $16.835 $19.056
   Accumulation Unit Value, End of Period................. --  $14.469 $16.294 $16.835 $19.056 $17.679
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.819 $13.002 $13.644 $13.979 $15.182
   Accumulation Unit Value, End of Period................. --  $13.002 $13.644 $13.979 $15.182 $14.892
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.660 $11.997 $12.665 $12.851 $14.033
   Accumulation Unit Value, End of Period................. --  $11.997 $12.665 $12.851 $14.033 $13.819
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.623 $13.957 $16.558 $17.540 $21.740
   Accumulation Unit Value, End of Period................. --  $13.957 $16.558 $17.540 $21.740 $25.436
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.776 $13.465 $15.580 $17.048 $17.540
   Accumulation Unit Value, End of Period................. --  $13.465 $15.580 $17.048 $17.540 $17.762
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.557 $12.309 $12.613 $13.007 $13.380
   Accumulation Unit Value, End of Period................. --  $12.309 $12.613 $13.007 $13.380 $13.773
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.066 $11.996 $12.280
   Accumulation Unit Value, End of Period................. --       -- $11.066 $11.996 $12.280 $14.087
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.278 $11.456 $12.970
   Accumulation Unit Value, End of Period................. --       -- $11.278 $11.456 $12.970 $12.357
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.757 $13.259 $14.762 $15.803 $17.881
   Accumulation Unit Value, End of Period................. --  $13.259 $14.762 $15.803 $17.881 $17.883
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.810 $ 9.803 $ 9.964
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.810 $ 9.803 $ 9.964 $10.152
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.909 $11.654 $12.140 $12.749 $12.765
   Accumulation Unit Value, End of Period................. --  $11.654 $12.140 $12.749 $12.765 $14.525
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.265 $13.774 $14.793 $16.184 $17.496
   Accumulation Unit Value, End of Period................. --  $13.774 $14.793 $16.184 $17.496 $18.159
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.903 $11.423 $12.547
   Accumulation Unit Value, End of Period................. --       -- $10.903 $11.423 $12.547 $12.650
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.701 $12.081 $12.271
   Accumulation Unit Value, End of Period................. --       -- $10.701 $12.081 $12.271 $14.592
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.676 $12.028 $12.183
   Accumulation Unit Value, End of Period................. --       -- $10.676 $12.028 $12.183 $14.459
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.002 $12.020 $14.250
   Accumulation Unit Value, End of Period................. --  $10.000 $11.002 $12.020 $14.250 $15.260
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.776
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.776 $11.692
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.515 $15.684 $17.274 $18.848
   Accumulation Unit Value, End of Period................. --  $13.515 $15.684 $17.274 $18.848 $18.930
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.241 $12.318 $14.505
   Accumulation Unit Value, End of Period................. --       -- $11.241 $12.318 $14.505 $15.260
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II

(4)(5) Accumulation Unit Value, Beginning of Period --       -- $10.000 $11.234 $12.293 $14.467
   Accumulation Unit Value, End of Period.......... --       -- $11.234 $12.293 $14.467 $15.205
   Number of Units Outstanding, End of Period...... --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period... --  $11.357 $14.407 $19.125 $21.786 $29.263
   Accumulation Unit Value, End of Period.......... --  $14.407 $19.125 $21.786 $29.263 $23.614
   Number of Units Outstanding, End of Period...... --        0       0       0       0       0



* The Allstate Advisor Plus Contracts were first offered with the MAV Death Benefit Option at 0.15% and Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 5 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
                               (Annual Increase)
                   Option, either added prior to May 1, 2003

                          Mortality & Expense = 1.55



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.259
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.259 $11.824
   Number of Units Outstanding, End of Period................      --      --      --      --   1,752   4,265
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.451
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.451 $11.133
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.481
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.481 $11.324
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.489
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.489 $11.448
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.342
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.342 $10.762
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.736
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.736 $11.700
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.813
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.813 $11.174
   Number of Units Outstanding, End of Period................      --      --      --      --       0   5,029
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.868
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.868 $11.183
   Number of Units Outstanding, End of Period................      --      --      --      --       0   1,072
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.850 $13.401 $14.565 $14.815 $16.998
   Accumulation Unit Value, End of Period.................... $10.850 $13.401 $14.565 $14.815 $16.998 $16.081
   Number of Units Outstanding, End of Period................   1,613  20,964  20,500  18,215  13,267   8,105
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.229 $11.211 $13.026
   Accumulation Unit Value, End of Period....................      --      -- $11.229 $11.211 $13.026 $13.279
   Number of Units Outstanding, End of Period................      --      --     899  12,518  12,724  12,833
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.521 $10.448 $11.386
   Accumulation Unit Value, End of Period....................      --      -- $10.521 $10.448 $11.386 $11.884
   Number of Units Outstanding, End of Period................      --      --     634  14,522  17,719  15,163
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.534 $15.554 $17.038 $17.544 $18.738
   Accumulation Unit Value, End of Period.................... $11.534 $15.554 $17.038 $17.544 $18.738 $20.479
   Number of Units Outstanding, End of Period................     668   4,300   3,470   3,700   3,963   3,194
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.224 $14.572 $17.719 $18.938 $21.769
   Accumulation Unit Value, End of Period.................... $11.224 $14.572 $17.719 $18.938 $21.769 $20.879
   Number of Units Outstanding, End of Period................     453  10,437  11,390  11,370   9,035   9,169
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.242 $10.307 $10.535
   Accumulation Unit Value, End of Period....................      --      -- $10.242 $10.307 $10.535 $11.034
   Number of Units Outstanding, End of Period................      --      --       0       0     852     847
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $11.007
   Accumulation Unit Value, End of Period....................      --      --      --      -- $11.007 $12.096
   Number of Units Outstanding, End of Period................      --      --      --      --       0   3,815
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.323 $12.695 $14.050 $15.263 $17.755
   Accumulation Unit Value, End of Period.................... $10.323 $12.695 $14.050 $15.263 $17.755 $18.051
   Number of Units Outstanding, End of Period................  10,878  31,197  31,373  30,181  19,849  17,373
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.232 $16.885 $20.692 $25.910 $32.612
   Accumulation Unit Value, End of Period.................... $11.232 $16.885 $20.692 $25.910 $32.612 $41.265
   Number of Units Outstanding, End of Period................       0   1,609   1,852   2,598   2,400   2,534
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.474 $13.607 $15.848 $17.157 $20.475
   Accumulation Unit Value, End of Period.................... $10.474 $13.607 $15.848 $17.157 $20.475 $23.226
   Number of Units Outstanding, End of Period................  14,593  20,924  21,001  23,909  12,612  12,069
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.720 $12.897 $14.540 $13.848 $15.345
   Accumulation Unit Value, End of Period.................... $10.720 $12.897 $14.540 $13.848 $15.345 $16.736
   Number of Units Outstanding, End of Period................       0   5,060   5,066   5,227   5,308   4,971
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.908 $11.464 $12.914
   Accumulation Unit Value, End of Period....................      --      -- $10.908 $11.464 $12.914 $13.541
   Number of Units Outstanding, End of Period................      --      --     926   6,064   6,108   4,599
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.359 $10.312 $11.078
   Accumulation Unit Value, End of Period....................      --      -- $10.359 $10.312 $11.078 $11.558
   Number of Units Outstanding, End of Period................      --      --       0   1,538     824     787
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.892 $11.050 $12.734
   Accumulation Unit Value, End of Period....................      --      -- $10.892 $11.050 $12.734 $12.942
   Number of Units Outstanding, End of Period................      --      --       0     643     640     636
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.140 $11.453 $12.143
   Accumulation Unit Value, End of Period....................      --      -- $11.140 $11.453 $12.143 $14.469
   Number of Units Outstanding, End of Period................      --      --       0       0   1,391   1,817
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.123 $11.829 $13.045
   Accumulation Unit Value, End of Period....................      --      -- $11.123 $11.829 $13.045 $12.891
   Number of Units Outstanding, End of Period................      --      --       0  12,155  12,798  10,327
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.695 $13.104 $14.136 $14.401 $15.688
   Accumulation Unit Value, End of Period.................... $10.695 $13.104 $14.136 $14.401 $15.688 $15.951
   Number of Units Outstanding, End of Period................     153   9,097  11,489  12,208  11,787  10,841
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.106 $10.163 $10.479
   Accumulation Unit Value, End of Period....................      --      -- $10.106 $10.163 $10.479 $10.716
   Number of Units Outstanding, End of Period................      --      --       0       0   1,437   2,744
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.281 $12.870 $13.262 $14.032
   Accumulation Unit Value, End of Period....................      -- $12.281 $12.870 $13.262 $14.032 $15.698
   Number of Units Outstanding, End of Period................      --  26,077   2,587   8,385   8,924   7,412
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.147 $14.244 $16.639 $18.649 $21.507
   Accumulation Unit Value, End of Period.................... $10.147 $14.244 $16.639 $18.649 $21.507 $22.416
   Number of Units Outstanding, End of Period................       0  12,244  13,506   9,221   7,194   6,825
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.660 $12.967 $13.854 $13.886 $14.904
   Accumulation Unit Value, End of Period.................... $10.660 $12.967 $13.854 $13.886 $14.904 $14.575
   Number of Units Outstanding, End of Period................      77   5,984   7,175   4,176   3,826   3,888

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.176 $12.643 $13.559 $14.088 $15.887
   Accumulation Unit Value, End of Period................. $10.176 $12.643 $13.559 $14.088 $15.887 $16.257
   Number of Units Outstanding, End of Period.............  11,494  34,724  38,680  37,351  23,198  19,599
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.353 $14.673 $17.184 $18.526 $20.873
   Accumulation Unit Value, End of Period................. $10.353 $14.673 $17.184 $18.526 $20.873 $20.222
   Number of Units Outstanding, End of Period.............   8,227  13,718  15,455  13,541   8,471   6,988
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.059 $12.399 $14.550 $16.012 $16.159
   Accumulation Unit Value, End of Period................. $10.059 $12.399 $14.550 $16.012 $16.159 $16.834
   Number of Units Outstanding, End of Period.............       0   4,239   4,420   4,130   4,131   4,034
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.550 $12.145 $12.940 $13.031 $13.731
   Accumulation Unit Value, End of Period................. $10.550 $12.145 $12.940 $13.031 $13.731 $14.780
   Number of Units Outstanding, End of Period.............       0  13,837  16,673  22,515  21,256  23,387
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.387 $12.441 $13.338 $14.020 $15.548
   Accumulation Unit Value, End of Period................. $10.387 $12.441 $13.338 $14.020 $15.548 $15.725
   Number of Units Outstanding, End of Period.............       0  13,599  15,165  13,570  13,482  13,248
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.797 $13.514 $14.754 $15.256 $17.377
   Accumulation Unit Value, End of Period................. $10.797 $13.514 $14.754 $15.256 $17.377 $16.042
   Number of Units Outstanding, End of Period.............   1,878  15,891  15,695  17,554  15,415  11,023
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.723 $11.310 $11.905 $13.243 $13.376
   Accumulation Unit Value, End of Period................. $ 9.723 $11.310 $11.905 $13.243 $13.376 $13.063
   Number of Units Outstanding, End of Period.............   6,728  10,784  11,366  10,540   4,411   4,612
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.740 $13.354 $14.505 $14.694 $15.959
   Accumulation Unit Value, End of Period................. $10.740 $13.354 $14.505 $14.694 $15.959 $16.118
   Number of Units Outstanding, End of Period.............       0   9,598  12,246  14,467  12,966  11,207
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.184 $10.449 $10.723 $10.785 $11.077
   Accumulation Unit Value, End of Period................. $10.184 $10.449 $10.723 $10.785 $11.077 $11.452
   Number of Units Outstanding, End of Period.............     486  14,322  15,953  14,705  15,486  12,376
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.603 $13.391 $15.289 $16.856 $21.155
   Accumulation Unit Value, End of Period................. $10.603 $13.391 $15.289 $16.856 $21.155 $22.524
   Number of Units Outstanding, End of Period.............     243  10,052  10,322  13,348  12,860  13,388
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.406 $13.000 $14.389 $15.384 $17.223
   Accumulation Unit Value, End of Period................. $10.406 $13.000 $14.389 $15.384 $17.223 $16.048
   Number of Units Outstanding, End of Period.............     283   8,406   9,042   7,358   9,379   7,012
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.984 $ 9.859 $ 9.752 $ 9.825 $10.079
   Accumulation Unit Value, End of Period................. $ 9.984 $ 9.859 $ 9.752 $ 9.825 $10.079 $10.376
   Number of Units Outstanding, End of Period.............       0     702   1,275   8,111   3,396   8,026
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.378 $13.505 $14.638 $15.823 $16.879
   Accumulation Unit Value, End of Period................. $10.378 $13.505 $14.638 $15.823 $16.879 $17.535
   Number of Units Outstanding, End of Period.............     176   5,370   5,271   5,153   4,431   3,735
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.203 $14.583 $16.540 $17.211 $19.621
   Accumulation Unit Value, End of Period................. $11.203 $14.583 $16.540 $17.211 $19.621 $18.335
   Number of Units Outstanding, End of Period.............   8,003  15,054  14,139  16,394  11,460   7,229
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.641 $13.104 $13.850 $14.291 $15.632
   Accumulation Unit Value, End of Period................. $10.641 $13.104 $13.850 $14.291 $15.632 $15.444
   Number of Units Outstanding, End of Period.............       0   2,544   2,129   1,023   1,065   1,053
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.514 $12.091 $12.856 $13.138 $14.449
   Accumulation Unit Value, End of Period................. $10.514 $12.091 $12.856 $13.138 $14.449 $14.332
   Number of Units Outstanding, End of Period.............     262  14,321  14,654  14,724  14,382   8,648
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.469 $14.067 $16.807 $17.932 $22.384
   Accumulation Unit Value, End of Period................. $11.469 $14.067 $16.807 $17.932 $22.384 $26.379
   Number of Units Outstanding, End of Period.............      34     339     296     256     219     187
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.371 $13.571 $15.816 $17.429 $18.061
   Accumulation Unit Value, End of Period................. $10.371 $13.571 $15.816 $17.429 $18.061 $18.421
   Number of Units Outstanding, End of Period.............     627   7,681  10,807   5,734   6,858   5,537
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.108 $12.046 $12.804 $13.298 $13.777
   Accumulation Unit Value, End of Period................. $10.108 $12.046 $12.804 $13.298 $13.777 $14.284
   Number of Units Outstanding, End of Period.............     459  20,952  22,622  15,657  10,940   9,181
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.119 $12.140 $12.516
   Accumulation Unit Value, End of Period.................      --      -- $11.119 $12.140 $12.516 $14.462
   Number of Units Outstanding, End of Period.............      --      --     486   2,724     450     404
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.332 $11.593 $13.219
   Accumulation Unit Value, End of Period.................      --      -- $11.332 $11.593 $13.219 $12.686
   Number of Units Outstanding, End of Period.............      --      --     890   8,570  10,921   7,430
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.652 $13.363 $14.985 $16.156 $18.412
   Accumulation Unit Value, End of Period................. $10.652 $13.363 $14.985 $16.156 $18.412 $18.546
   Number of Units Outstanding, End of Period.............       0  11,979  14,234  11,498  10,462  10,265
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.880 $ 9.944 $10.179
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.880 $ 9.944 $10.179 $10.447
   Number of Units Outstanding, End of Period.............      --       0     553   1,586     645   8,813
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.409 $11.745 $12.323 $13.034 $13.144
   Accumulation Unit Value, End of Period................. $ 9.409 $11.745 $12.323 $13.034 $13.144 $15.064
   Number of Units Outstanding, End of Period.............       0   1,027   1,239   2,898   2,623   3,219
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.058 $13.883 $15.016 $16.546 $18.016
   Accumulation Unit Value, End of Period................. $11.058 $13.883 $15.016 $16.546 $18.016 $18.832
   Number of Units Outstanding, End of Period.............       0   2,294   2,869   5,310   5,275   5,122
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.956 $11.560 $12.788
   Accumulation Unit Value, End of Period.................      --      -- $10.956 $11.560 $12.788 $12.987
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.752 $12.226 $12.507
   Accumulation Unit Value, End of Period.................      --      -- $10.752 $12.226 $12.507 $14.980
   Number of Units Outstanding, End of Period.............      --      --   8,359   3,719   3,779   3,220
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.727 $12.172 $12.417
   Accumulation Unit Value, End of Period.................      --      -- $10.727 $12.172 $12.417 $14.843
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.081 $12.192 $14.558
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.081 $12.192 $14.558 $15.702
   Number of Units Outstanding, End of Period.............      --       0     601   5,279   5,032   4,947
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.823
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.823 $11.833
   Number of Units Outstanding, End of Period.............      --      --      --      --     760   2,466
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.575 $15.872 $17.606 $19.348
   Accumulation Unit Value, End of Period.................      -- $13.575 $15.872 $17.606 $19.348 $19.572
   Number of Units Outstanding, End of Period.............      --     644   1,004   1,580       0     674
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.295 $12.465 $14.784
   Accumulation Unit Value, End of Period.................      --      -- $11.295 $12.465 $14.784 $15.665
   Number of Units Outstanding, End of Period.............      --      --  29,767  21,407   8,829   7,584

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.288 $12.440 $14.745
   Accumulation Unit Value, End of Period............      --      -- $11.288 $12.440 $14.745 $15.609
   Number of Units Outstanding, End of Period........      --      --       0     701     379     436
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.700 $14.520 $19.414 $22.273 $30.131
   Accumulation Unit Value, End of Period............ $10.700 $14.520 $19.414 $22.273 $30.131 $24.490
   Number of Units Outstanding, End of Period........       0  11,035  12,261  11,952   9,861   8,784



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on
    October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 5 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
         With MAV Death Benefit Option, added on or after May 1, 2003
                           Mortality & Expense = 1.6



                                                                     For the Year Ending December 31
                                                              ----------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005     2006     2007
------------                                                  ---- ------- ------- ------- -------- --------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $ 10.000 $ 10.256
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 10.256 $ 11.814
   Number of Units Outstanding, End of Period................  --       --      --      --   41,129   56,756
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $ 10.000 $ 10.447
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 10.447 $ 11.123
   Number of Units Outstanding, End of Period................  --       --      --      --        0        0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $ 10.000 $ 10.477
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 10.477 $ 11.314
   Number of Units Outstanding, End of Period................  --       --      --      --        0        0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $ 10.000 $ 10.486
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 10.486 $ 11.438
   Number of Units Outstanding, End of Period................  --       --      --      --        0        0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $ 10.000 $ 10.338
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 10.338 $ 10.753
   Number of Units Outstanding, End of Period................  --       --      --      --        0      391
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $ 10.000 $  9.733
   Accumulation Unit Value, End of Period....................  --       --      --      -- $  9.733 $ 11.690
   Number of Units Outstanding, End of Period................  --       --      --      --    3,262    1,554
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $ 10.000 $ 10.809
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 10.809 $ 11.165
   Number of Units Outstanding, End of Period................  --       --      --      --    3,551    3,805
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $ 10.000 $  9.865
   Accumulation Unit Value, End of Period....................  --       --      --      -- $  9.865 $ 11.173
   Number of Units Outstanding, End of Period................  --       --      --      --    6,534   35,824
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.713 $13.396 $14.553 $ 14.795 $ 16.966
   Accumulation Unit Value, End of Period....................  --  $13.396 $14.553 $14.795 $ 16.966 $ 16.043
   Number of Units Outstanding, End of Period................  --   22,659  49,622  64,791   72,987   72,635
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.225 $ 11.202 $ 13.008
   Accumulation Unit Value, End of Period....................  --       -- $11.225 $11.202 $ 13.008 $ 13.254
   Number of Units Outstanding, End of Period................  --       --  10,514  76,283  150,067  186,731
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.520 $ 10.442 $ 11.373
   Accumulation Unit Value, End of Period....................  --       -- $10.520 $10.442 $ 11.373 $ 11.864
   Number of Units Outstanding, End of Period................  --       --   4,578  25,082   76,670  106,390
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.837 $15.549 $17.023 $ 17.520 $ 18.703
   Accumulation Unit Value, End of Period....................  --  $15.549 $17.023 $17.520 $ 18.703 $ 20.431
   Number of Units Outstanding, End of Period................  --        0       0       0        0        0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.054 $14.567 $17.704 $ 18.912 $ 21.729
   Accumulation Unit Value, End of Period....................  --  $14.567 $17.704 $18.912 $ 21.729 $ 20.830
   Number of Units Outstanding, End of Period................  --   19,781  18,540  26,799   31,974   33,599
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.239 $ 10.298 $ 10.520
   Accumulation Unit Value, End of Period....................  --       -- $10.239 $10.298 $ 10.520 $ 11.014
   Number of Units Outstanding, End of Period................  --       --   6,539   9,849   18,218   19,783
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $ 10.000 $ 11.004
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 11.004 $ 12.086
   Number of Units Outstanding, End of Period................  --       --      --      --   13,242   19,375
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.613 $12.690 $14.038 $ 15.242 $ 17.722
   Accumulation Unit Value, End of Period....................  --  $12.690 $14.038 $15.242 $ 17.722 $ 18.009
   Number of Units Outstanding, End of Period................  --   22,322  52,477  80,765  104,767  104,328
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.691 $16.880 $20.674 $ 25.875 $ 32.551
   Accumulation Unit Value, End of Period....................  --  $16.880 $20.674 $25.875 $ 32.551 $ 41.167
   Number of Units Outstanding, End of Period................  --    2,992   7,221   8,226    9,885    8,658
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.391 $13.603 $15.835 $ 17.133 $ 20.436
   Accumulation Unit Value, End of Period....................  --  $13.603 $15.835 $17.133 $ 20.436 $ 23.171
   Number of Units Outstanding, End of Period................  --    8,491  13,035  42,067   72,138   88,482
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.599 $12.892 $14.528 $ 13.829 $ 15.317
   Accumulation Unit Value, End of Period....................  --  $12.892 $14.528 $13.829 $ 15.317 $ 16.696
   Number of Units Outstanding, End of Period................  --        0       0       0        0        0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.906 $ 11.456 $ 12.899
   Accumulation Unit Value, End of Period....................  --       -- $10.906 $11.456 $ 12.899 $ 13.519
   Number of Units Outstanding, End of Period................  --       --   1,419  25,284   38,672   33,280
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.357 $ 10.305 $ 11.066
   Accumulation Unit Value, End of Period....................  --       -- $10.357 $10.305 $ 11.066 $ 11.539
   Number of Units Outstanding, End of Period................  --       --     204  16,858   49,264   63,557
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.891 $ 11.043 $ 12.720
   Accumulation Unit Value, End of Period....................  --       -- $10.891 $11.043 $ 12.720 $ 12.920
   Number of Units Outstanding, End of Period................  --       --   2,988  26,698   41,503   56,434
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.139 $ 11.446 $ 12.129
   Accumulation Unit Value, End of Period....................  --       -- $11.139 $11.446 $ 12.129 $ 14.445
   Number of Units Outstanding, End of Period................  --       --       0   6,032   19,086   25,020
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.122 $ 11.821 $ 13.030
   Accumulation Unit Value, End of Period....................  --       -- $11.122 $11.821 $ 13.030 $ 12.870
   Number of Units Outstanding, End of Period................  --       --   3,778  41,040   64,130   56,540
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.119 $13.099 $14.124 $ 14.382 $ 15.659
   Accumulation Unit Value, End of Period....................  --  $13.099 $14.124 $14.382 $ 15.659 $ 15.913
   Number of Units Outstanding, End of Period................  --    6,384  21,613  26,266   27,247   27,031
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.100 $10.105 $ 10.156 $ 10.467
   Accumulation Unit Value, End of Period....................  --       -- $10.105 $10.156 $ 10.467 $ 10.699
   Number of Units Outstanding, End of Period................  --       --       0  12,903   60,863  105,695
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.281 $12.859 $ 13.244 $ 14.006
   Accumulation Unit Value, End of Period....................  --  $12.281 $12.859 $13.244 $ 14.006 $ 15.661
   Number of Units Outstanding, End of Period................  --   26,077  51,210  68,524   78,238   75,943
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.093 $14.239 $16.624 $ 18.623 $ 21.467
   Accumulation Unit Value, End of Period....................  --  $14.239 $16.624 $18.623 $ 21.467 $ 22.363
   Number of Units Outstanding, End of Period................  --    4,988  13,602  13,310   14,429   13,714
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.744 $12.962 $13.842 $ 13.868 $ 14.877
   Accumulation Unit Value, End of Period....................  --  $12.962 $13.842 $13.868 $ 14.877 $ 14.540
   Number of Units Outstanding, End of Period................  --   13,984  27,226  27,038   28,012   28,707

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.474 $12.638 $ 13.547 $ 14.069 $ 15.857
   Accumulation Unit Value, End of Period................. --  $12.638 $13.547 $ 14.069 $ 15.857 $ 16.219
   Number of Units Outstanding, End of Period............. --   18,585  32,901   55,920   81,275   89,430
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.725 $14.725 $ 17.169 $ 18.501 $ 20.834
   Accumulation Unit Value, End of Period................. --  $14.668 $17.169 $ 18.501 $ 20.834 $ 20.174
   Number of Units Outstanding, End of Period............. --    5,831  13,951   17,121   23,077   22,335
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.351 $12.394 $ 14.538 $ 15.990 $ 16.129
   Accumulation Unit Value, End of Period................. --  $12.394 $14.538 $ 15.990 $ 16.129 $ 16.795
   Number of Units Outstanding, End of Period............. --    8,021  14,052   13,588   11,575   11,497
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.258 $12.141 $ 12.929 $ 13.013 $ 13.706
   Accumulation Unit Value, End of Period................. --  $12.141 $12.929 $ 13.013 $ 13.706 $ 14.745
   Number of Units Outstanding, End of Period............. --   28,846  76,619  111,687  128,135  131,509
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.762 $12.437 $ 13.327 $ 14.001 $ 15.519
   Accumulation Unit Value, End of Period................. --  $12.437 $13.327 $ 14.001 $ 15.519 $ 15.688
   Number of Units Outstanding, End of Period............. --    6,340   8,003    8,612    8,814    8,940
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.004 $13.509 $ 14.742 $ 15.236 $ 17.345
   Accumulation Unit Value, End of Period................. --  $13.509 $14.742 $ 15.236 $ 17.345 $ 16.004
   Number of Units Outstanding, End of Period............. --   34,138  56,271   57,293   50,284   40,243
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.244 $11.306 $ 11.895 $ 13.225 $ 13.351
   Accumulation Unit Value, End of Period................. --  $11.306 $11.895 $ 13.225 $ 13.351 $ 13.032
   Number of Units Outstanding, End of Period............. --    6,953   4,382    3,735    3,689    3,727
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.877 $13.349 $ 14.492 $ 14.674 $ 15.929
   Accumulation Unit Value, End of Period................. --  $13.349 $14.492 $ 14.674 $ 15.929 $ 16.080
   Number of Units Outstanding, End of Period............. --    9,981  32,681   35,563   37,081   34,169
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.367 $10.446 $ 10.714 $ 10.771 $ 11.057
   Accumulation Unit Value, End of Period................. --  $10.446 $10.714 $ 10.771 $ 11.057 $ 11.425
   Number of Units Outstanding, End of Period............. --   30,780  78,911  109,864  118,341  116,401
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.586 $13.386 $ 15.276 $ 16.833 $ 21.116
   Accumulation Unit Value, End of Period................. --  $13.386 $15.276 $ 16.833 $ 21.116 $ 22.471
   Number of Units Outstanding, End of Period............. --   12,136  13,033   17,862   27,896   35,123
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.703 $12.996 $ 14.376 $ 15.363 $ 17.191
   Accumulation Unit Value, End of Period................. --  $12.996 $14.376 $ 15.363 $ 17.191 $ 16.010
   Number of Units Outstanding, End of Period............. --    5,204  11,083   19,668   22,899   16,377
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.947 $ 9.856 $  9.743 $  9.812 $ 10.060
   Accumulation Unit Value, End of Period................. --  $ 9.856 $ 9.743 $  9.812 $ 10.060 $ 10.351
   Number of Units Outstanding, End of Period............. --   47,037  38,360   68,390   93,071   97,977
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.990 $13.500 $ 14.625 $ 15.801 $ 16.847
   Accumulation Unit Value, End of Period................. --  $13.500 $14.625 $ 15.801 $ 16.847 $ 17.494
   Number of Units Outstanding, End of Period............. --   11,085  12,348   11,870   11,363    9,298
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.332 $14.578 $ 16.526 $ 17.188 $ 19.584
   Accumulation Unit Value, End of Period................. --  $14.578 $16.526 $ 17.188 $ 19.584 $ 18.292
   Number of Units Outstanding, End of Period............. --    6,002  16,475   26,642   43,536   48,573
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.852 $13.100 $ 13.838 $ 14.272 $ 15.603
   Accumulation Unit Value, End of Period................. --  $13.100 $13.838 $ 14.272 $ 15.603 $ 15.408
   Number of Units Outstanding, End of Period............. --    6,830  13,312   12,914   12,199    6,663
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.693 $12.087 $ 12.845 $ 13.120 $ 14.422
   Accumulation Unit Value, End of Period................. --  $12.087 $12.845 $ 13.120 $ 14.422 $ 14.298
   Number of Units Outstanding, End of Period............. --   14,889  31,612   40,261   40,731   31,281
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.658 $14.062 $ 16.793 $ 17.908 $ 22.343
   Accumulation Unit Value, End of Period................. --  $14.062 $16.793 $ 17.908 $ 22.343 $ 26.317
   Number of Units Outstanding, End of Period............. --      892   2,390    2,244    2,055    1,860
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.809 $13.566 $ 15.802 $ 17.406 $ 18.027
   Accumulation Unit Value, End of Period................. --  $13.566 $15.802 $ 17.406 $ 18.027 $ 18.377
   Number of Units Outstanding, End of Period............. --    9,308   6,836    5,574    5,633    6,117
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.589 $12.402 $ 12.793 $ 13.280 $ 13.752
   Accumulation Unit Value, End of Period................. --  $12.402 $12.793 $ 13.280 $ 13.752 $ 14.250
   Number of Units Outstanding, End of Period............. --   33,995  54,462   51,893   53,307   39,814
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $ 11.115 $ 12.129 $ 12.499
   Accumulation Unit Value, End of Period................. --       -- $11.115 $ 12.129 $ 12.499 $ 14.435
   Number of Units Outstanding, End of Period............. --       --   1,804    1,852    1,850    1,853
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $ 11.328 $ 11.583 $ 13.202
   Accumulation Unit Value, End of Period................. --       -- $11.328 $ 11.583 $ 13.202 $ 12.662
   Number of Units Outstanding, End of Period............. --       --   8,237   41,888   62,460   68,349
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.790 $13.359 $ 14.972 $ 16.134 $ 18.377
   Accumulation Unit Value, End of Period................. --  $13.359 $14.972 $ 16.134 $ 18.377 $ 18.502
   Number of Units Outstanding, End of Period............. --   15,649  29,135   36,034   37,917   37,172
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $  9.875 $  9.934 $ 10.164
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.875 $  9.934 $ 10.164 $ 10.426
   Number of Units Outstanding, End of Period............. --        0  11,572   19,709   25,930   24,341
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.939 $11.741 $ 12.313 $ 13.017 $ 13.120
   Accumulation Unit Value, End of Period................. --  $11.741 $12.313 $ 13.017 $ 13.120 $ 15.028
   Number of Units Outstanding, End of Period............. --    2,786   8,198   17,495   17,867   16,541
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.302 $13.302 $ 15.003 $ 16.524 $ 17.982
   Accumulation Unit Value, End of Period................. --  $13.878 $15.003 $ 16.524 $ 17.982 $ 18.788
   Number of Units Outstanding, End of Period............. --        2   7,215    9,317   10,673   11,293
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $ 10.952 $ 11.550 $ 12.771
   Accumulation Unit Value, End of Period................. --       -- $10.952 $ 11.550 $ 12.771 $ 12.962
   Number of Units Outstanding, End of Period............. --       --   3,512   39,628   81,319   81,953
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $ 10.749 $ 12.215 $ 12.490
   Accumulation Unit Value, End of Period................. --       -- $10.749 $ 12.215 $ 12.490 $ 14.952
   Number of Units Outstanding, End of Period............. --       --   9,098    6,916    5,593    4,673
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $ 10.723 $ 12.162 $ 12.400
   Accumulation Unit Value, End of Period................. --       -- $10.723 $ 12.162 $ 12.400 $ 14.815
   Number of Units Outstanding, End of Period............. --       --   4,029    8,776   13,030   11,456
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $ 11.075 $ 12.180 $ 14.536
   Accumulation Unit Value, End of Period................. --  $10.000 $11.075 $ 12.180 $ 14.536 $ 15.670
   Number of Units Outstanding, End of Period............. --        0   6,978   35,726   52,186   53,631
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --       -- $ 10.000 $  9.820
   Accumulation Unit Value, End of Period................. --       --      --       -- $  9.820 $ 11.823
   Number of Units Outstanding, End of Period............. --       --      --       --   29,152   42,048
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.575 $ 15.858 $ 17.582 $ 19.312
   Accumulation Unit Value, End of Period................. --  $13.575 $15.858 $ 17.582 $ 19.312 $ 19.526
   Number of Units Outstanding, End of Period............. --      644   2,738    2,825    3,145    3,275
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $ 11.291 $ 12.455 $ 14.764
   Accumulation Unit Value, End of Period................. --       -- $11.291 $ 12.455 $ 14.764 $ 15.636
   Number of Units Outstanding, End of Period............. --       --  20,717   18,465   15,333   15,049
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $ 11.284 $ 12.429 $ 14.725
   Accumulation Unit Value, End of Period................. --       -- $11.284 $ 12.429 $ 14.725 $ 15.580
   Number of Units Outstanding, End of Period............. --       --   6,889    8,802   16,780   23,116

Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period... --  $11.392 $14.515 $19.397 $22.243 $30.075
   Accumulation Unit Value, End of Period.......... --  $14.515 $19.397 $22.243 $30.075 $24.432
   Number of Units Outstanding, End of Period...... --   11,406  17,660  18,557  15,510  20,340



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 5 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
         With the Earnings Protection Death Benefit Option (age 0-70)
                          Mortality & Expense = 1.65



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.252
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.252 $11.804
   Number of Units Outstanding, End of Period................      --      --      --      --       0     297
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.444
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.444 $11.114
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.473
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.473 $11.304
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.482
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.482 $11.428
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.335
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.335 $10.743
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.729
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.729 $11.680
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.805
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.805 $11.155
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.862
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.862 $11.164
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.847 $13.384 $14.532 $14.767 $16.925
   Accumulation Unit Value, End of Period.................... $10.847 $13.384 $14.532 $14.767 $16.925 $15.996
   Number of Units Outstanding, End of Period................       0     329     410     434     436     125
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.221 $11.192 $12.991
   Accumulation Unit Value, End of Period....................      --      -- $11.221 $11.192 $12.991 $13.229
   Number of Units Outstanding, End of Period................      --      --       0       0       0     711
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.519 $10.435 $11.360
   Accumulation Unit Value, End of Period....................      --      -- $10.519 $10.435 $11.360 $11.844
   Number of Units Outstanding, End of Period................      --      --       0     689     540     257
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.531 $15.535 $16.999 $17.486 $18.658
   Accumulation Unit Value, End of Period.................... $11.531 $15.535 $16.999 $17.486 $18.658 $20.371
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.222 $14.554 $17.679 $18.876 $21.676
   Accumulation Unit Value, End of Period.................... $11.222 $14.554 $17.679 $18.876 $21.676 $20.769
   Number of Units Outstanding, End of Period................       0   1,473     760     879     801     741
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.235 $10.289 $10.506
   Accumulation Unit Value, End of Period....................      --      -- $10.235 $10.289 $10.506 $10.993
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $11.000
   Accumulation Unit Value, End of Period....................      --      --      --      -- $11.000 $12.076
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.321 $12.679 $14.018 $15.213 $17.679
   Accumulation Unit Value, End of Period.................... $10.321 $12.679 $14.018 $15.213 $17.679 $17.956
   Number of Units Outstanding, End of Period................     360   2,416   1,489   1,489   1,423   1,392
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.229 $16.865 $20.645 $25.825 $32.472
   Accumulation Unit Value, End of Period.................... $11.229 $16.865 $20.645 $25.825 $32.472 $41.046
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.472 $13.591 $15.812 $17.101 $20.387
   Accumulation Unit Value, End of Period.................... $10.472 $13.591 $15.812 $17.101 $20.387 $23.103
   Number of Units Outstanding, End of Period................       0     117     112     323     254     164
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.718 $12.881 $14.507 $13.803 $15.280
   Accumulation Unit Value, End of Period.................... $10.718 $12.881 $14.507 $13.803 $15.280 $16.647
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.905 $11.449 $12.884
   Accumulation Unit Value, End of Period....................      --      -- $10.905 $11.449 $12.884 $13.496
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.356 $10.299 $11.053
   Accumulation Unit Value, End of Period....................      --      -- $10.356 $10.299 $11.053 $11.520
   Number of Units Outstanding, End of Period................      --      --       0     349     277     132
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.889 $11.036 $12.705
   Accumulation Unit Value, End of Period....................      --      -- $10.889 $11.036 $12.705 $12.899
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.137 $11.438 $12.115
   Accumulation Unit Value, End of Period....................      --      -- $11.137 $11.438 $12.115 $14.421
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.120 $11.814 $13.015
   Accumulation Unit Value, End of Period....................      --      -- $11.120 $11.814 $13.015 $12.849
   Number of Units Outstanding, End of Period................      --      --       0     304     236     118
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.693 $13.087 $14.105 $14.354 $15.621
   Accumulation Unit Value, End of Period.................... $10.693 $13.087 $14.150 $14.354 $15.621 $15.866
   Number of Units Outstanding, End of Period................       0   1,939   1,532   1,589   1,663   1,003
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.104 $10.150 $10.455
   Accumulation Unit Value, End of Period....................      --      -- $10.104 $10.150 $10.455 $10.681
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.277 $12.848 $13.226 $13.980
   Accumulation Unit Value, End of Period....................      -- $12.277 $12.848 $13.226 $13.980 $15.623
   Number of Units Outstanding, End of Period................      --     143     148     431     389     262
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.145 $14.227 $16.601 $18.588 $21.415
   Accumulation Unit Value, End of Period.................... $10.145 $14.227 $16.601 $18.588 $21.415 $22.297
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.658 $12.951 $13.823 $13.841 $14.841
   Accumulation Unit Value, End of Period.................... $10.658 $12.951 $13.823 $13.841 $14.841 $14.498
   Number of Units Outstanding, End of Period................       0       0       0       0       0     207

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.174 $12.627 $13.528 $14.042 $15.819
   Accumulation Unit Value, End of Period................. $10.174 $12.627 $13.528 $14.042 $15.819 $16.171
   Number of Units Outstanding, End of Period.............     361     354     363   1,135     958     651
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.350 $14.655 $17.145 $18.465 $20.784
   Accumulation Unit Value, End of Period................. $10.350 $14.655 $17.145 $18.465 $20.784 $20.115
   Number of Units Outstanding, End of Period.............       0     126     124     310     262     189
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.057 $12.384 $14.518 $15.959 $16.090
   Accumulation Unit Value, End of Period................. $10.057 $12.384 $14.518 $15.959 $16.090 $16.745
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.548 $12.130 $12.911 $12.989 $13.673
   Accumulation Unit Value, End of Period................. $10.548 $12.130 $12.911 $12.989 $13.673 $14.702
   Number of Units Outstanding, End of Period.............     177   1,026   1,069   1,562   1,507   1,580
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.384 $12.384 $13.308 $13.975 $15.482
   Accumulation Unit Value, End of Period................. $10.384 $12.425 $13.308 $13.975 $15.482 $15.642
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.794 $13.497 $14.721 $15.207 $17.303
   Accumulation Unit Value, End of Period................. $10.794 $13.497 $14.721 $15.207 $17.303 $15.957
   Number of Units Outstanding, End of Period.............       0   1,883     886     826     814     830
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.720 $11.296 $11.878 $13.199 $13.319
   Accumulation Unit Value, End of Period................. $ 9.720 $11.296 $11.878 $13.199 $13.319 $12.994
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.737 $13.337 $14.472 $14.646 $15.891
   Accumulation Unit Value, End of Period................. $10.737 $13.337 $14.472 $14.646 $15.891 $16.032
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.182 $10.436 $10.699 $10.750 $11.030
   Accumulation Unit Value, End of Period................. $10.182 $10.436 $10.699 $10.750 $11.030 $11.391
   Number of Units Outstanding, End of Period.............       0   1,771     641   1,216   1,136     871
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.601 $13.374 $15.254 $16.801 $21.065
   Accumulation Unit Value, End of Period................. $10.601 $13.374 $15.524 $16.801 $21.065 $22.405
   Number of Units Outstanding, End of Period.............       0     432     363     315     287     252
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.404 $12.984 $14.356 $15.334 $17.150
   Accumulation Unit Value, End of Period................. $10.404 $12.984 $14.356 $15.334 $17.150 $15.963
   Number of Units Outstanding, End of Period.............       0     935       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.981 $ 9.847 $ 9.730 $ 9.793 $10.036
   Accumulation Unit Value, End of Period................. $ 9.981 $ 9.847 $ 9.730 $ 9.793 $10.036 $10.321
   Number of Units Outstanding, End of Period.............     186     227     251     999     910     585
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.375 $13.488 $14.605 $15.771 $16.807
   Accumulation Unit Value, End of Period................. $10.375 $13.488 $14.605 $15.771 $16.807 $17.442
   Number of Units Outstanding, End of Period.............       0     496     524     510     519     509
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.200 $14.565 $16.503 $17.155 $19.537
   Accumulation Unit Value, End of Period................. $11.200 $14.565 $16.503 $17.155 $19.537 $18.238
   Number of Units Outstanding, End of Period.............       0     125     120     331     279     206
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.639 $13.088 $13.818 $14.245 $15.565
   Accumulation Unit Value, End of Period................. $10.639 $13.088 $13.818 $14.245 $15.565 $15.363
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.511 $12.076 $12.827 $13.095 $14.387
   Accumulation Unit Value, End of Period................. $10.511 $12.076 $12.827 $13.095 $14.387 $14.256
   Number of Units Outstanding, End of Period.............     352     371     382     395     414     420
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.466 $14.049 $16.770 $17.874 $22.289
   Accumulation Unit Value, End of Period................. $11.466 $14.049 $16.770 $17.874 $22.289 $26.240
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.369 $13.554 $15.780 $17.373 $17.983
   Accumulation Unit Value, End of Period................. $10.369 $13.554 $15.780 $17.373 $17.983 $18.323
   Number of Units Outstanding, End of Period.............       0     299     237     189     174     183
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.106 $12.391 $12.775 $13.254 $13.718
   Accumulation Unit Value, End of Period................. $10.106 $12.391 $12.775 $13.254 $13.718 $14.208
   Number of Units Outstanding, End of Period.............       0   1,298   1,351   1,348   1,405   1,177
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.111 $12.119 $12.482
   Accumulation Unit Value, End of Period.................      --      -- $11.111 $12.119 $12.482 $14.408
   Number of Units Outstanding, End of Period.............      --      --     183     175     185     180
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.324 $11.573 $13.184
   Accumulation Unit Value, End of Period.................      --      -- $11.324 $11.573 $13.184 $12.638
   Number of Units Outstanding, End of Period.............      --      --       0     311     233     120
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.649 $13.347 $14.951 $16.103 $18.333
   Accumulation Unit Value, End of Period................. $10.649 $13.347 $14.951 $16.103 $18.333 $18.448
   Number of Units Outstanding, End of Period.............       0     273     330     554     488     382
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.870 $ 9.924 $10.148
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.870 $ 9.924 $10.148 $10.404
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.407 $11.731 $12.295 $12.992 $13.088
   Accumulation Unit Value, End of Period................. $ 9.407 $11.731 $12.295 $12.992 $13.088 $14.984
   Number of Units Outstanding, End of Period.............       0   1,877   1,340   1,356   1,454   1,197
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.056 $13.865 $14.982 $16.492 $17.939
   Accumulation Unit Value, End of Period................. $11.056 $13.865 $14.982 $16.492 $17.939 $18.733
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.948 $11.540 $12.753
   Accumulation Unit Value, End of Period.................      --      -- $10.948 $11.540 $12.753 $12.938
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.745 $12.205 $12.473
   Accumulation Unit Value, End of Period.................      --      -- $10.745 $12.205 $12.473 $14.924
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.720 $12.152 $12.383
   Accumulation Unit Value, End of Period.................      --      -- $10.720 $12.152 $12.383 $14.788
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.069 $12.168 $14.514
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.069 $12.168 $14.514 $15.638
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.816
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.816 $11.813
   Number of Units Outstanding, End of Period.............      --      --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.570 $15.845 $17.558 $19.276
   Accumulation Unit Value, End of Period.................      -- $13.570 $15.845 $17.558 $19.276 $19.480
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.287 $12.444 $14.744
   Accumulation Unit Value, End of Period.................      --      -- $11.287 $12.444 $14.744 $15.607
   Number of Units Outstanding, End of Period.............      --      --     352     341     323     191
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.281 $12.419 $14.705
   Accumulation Unit Value, End of Period.................      --      -- $11.281 $12.419 $14.705 $15.551
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0

Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period... $10.000 $10.697 $14.502 $19.370 $22.200 $30.002
   Accumulation Unit Value, End of Period.......... $10.697 $14.502 $19.370 $22.200 $30.002 $24.361
   Number of Units Outstanding, End of Period......     174   1,296     637     576     484     543



* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 5 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
                               (Annual Increase)
   Option, both added prior to May 1, 2003 or With the Enhanced Beneficiary
                         Protection (Annual Increase)
                     Option added on or after May 1, 2003
                           Mortality & Expense = 1.7



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.249
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.249 $11.794
   Number of Units Outstanding, End of Period................      --      --      --      --   5,948   7,000
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.440
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.440 $11.104
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.470
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.470 $11.295
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.479
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.479 $11.419
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.331
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.331 $10.734
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.726
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.726 $11.670
   Number of Units Outstanding, End of Period................      --      --      --      --       0   1,995
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.802
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.802 $11.145
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.858
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.858 $11.154
   Number of Units Outstanding, End of Period................      --      --      --      --      77      72
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.846 $13.376 $14.516 $14.743 $16.889
   Accumulation Unit Value, End of Period.................... $10.846 $13.376 $14.516 $14.743 $16.889 $15.954
   Number of Units Outstanding, End of Period................      32  36,844  26,930  27,974  23,031  22,473
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.217 $11.183 $12.973
   Accumulation Unit Value, End of Period....................      --      -- $11.217 $11.183 $12.973 $13.205
   Number of Units Outstanding, End of Period................      --      --       0  33,207  45,329  45,766
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.517 $10.428 $11.347
   Accumulation Unit Value, End of Period....................      --      -- $10.517 $10.428 $11.347 $11.825
   Number of Units Outstanding, End of Period................      --      --       0  54,190  66,905  11,112
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.530 $15.526 $16.980 $17.458 $18.618
   Accumulation Unit Value, End of Period.................... $11.530 $15.526 $16.980 $17.458 $18.618 $20.317
   Number of Units Outstanding, End of Period................       0  13,159   4,549   4,714   4,532   4,506
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.220 $14.545 $17.659 $18.845 $21.630
   Accumulation Unit Value, End of Period.................... $11.220 $14.545 $17.659 $18.845 $21.630 $20.714
   Number of Units Outstanding, End of Period................       0  12,422  16,972  17,022  16,741  15,167
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.232 $10.280 $10.492
   Accumulation Unit Value, End of Period....................      --      -- $10.232 $10.280 $10.492 $10.972
   Number of Units Outstanding, End of Period................      --      --       0     209     220     210
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.996
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.996 $12.065
   Number of Units Outstanding, End of Period................      --      --      --      --       0   2,786
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.320 $12.671 $14.002 $15.188 $17.641
   Accumulation Unit Value, End of Period.................... $10.320 $12.671 $14.002 $15.188 $17.641 $17.908
   Number of Units Outstanding, End of Period................   1,334  26,147  26,690  28,806  34,838  33,586
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.228 $16.854 $20.622 $25.783 $32.403
   Accumulation Unit Value, End of Period.................... $11.228 $16.854 $20.622 $25.783 $32.403 $40.938
   Number of Units Outstanding, End of Period................       0   1,488   5,267   5,089   5,372   5,384
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.471 $13.582 $15.795 $17.073 $20.343
   Accumulation Unit Value, End of Period.................... $10.471 $13.582 $15.795 $17.073 $20.343 $23.042
   Number of Units Outstanding, End of Period................      34   4,752   4,679   7,159  11,119  12,563
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.716 $12.873 $14.491 $13.780 $15.247
   Accumulation Unit Value, End of Period.................... $10.716 $12.873 $14.491 $13.780 $15.247 $16.603
   Number of Units Outstanding, End of Period................       0   4,177   4,345   4,329   4,310   4,290
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.904 $11.442 $12.870
   Accumulation Unit Value, End of Period....................      --      -- $10.904 $11.442 $12.870 $13.474
   Number of Units Outstanding, End of Period................      --      --       0   8,063   2,162   1,662
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.355 $10.292 $11.040
   Accumulation Unit Value, End of Period....................      --      -- $10.355 $10.292 $11.040 $11.501
   Number of Units Outstanding, End of Period................      --      --       0   3,049   5,803   6,502
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.888 $11.029 $12.691
   Accumulation Unit Value, End of Period....................      --      -- $10.888 $11.029 $12.691 $12.878
   Number of Units Outstanding, End of Period................      --      --       0   8,718   8,713   6,350
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.136 $11.431 $12.101
   Accumulation Unit Value, End of Period....................      --      -- $11.136 $11.431 $12.101 $14.398
   Number of Units Outstanding, End of Period................      --      --       0       0   1,083   4,172
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.119 $11.806 $13.001
   Accumulation Unit Value, End of Period....................      --      -- $11.119 $11.806 $13.001 $12.828
   Number of Units Outstanding, End of Period................      --      --       0   6,004   8,764   6,299
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.692 $13.079 $14.089 $14.331 $15.587
   Accumulation Unit Value, End of Period.................... $10.692 $13.079 $14.089 $14.331 $15.587 $15.824
   Number of Units Outstanding, End of Period................       0  11,312  12,882  12,665  12,405  11,945
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.102 $10.143 $10.443
   Accumulation Unit Value, End of Period....................      --      -- $10.102 $10.143 $10.443 $10.663
   Number of Units Outstanding, End of Period................      --      --       0     212   3,656   7,169
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.273 $12.837 $13.208 $13.954
   Accumulation Unit Value, End of Period....................      -- $12.273 $10.837 $13.208 $13.954 $15.586
   Number of Units Outstanding, End of Period................      --   2,652   6,822  12,885  13,005  11,488
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.144 $14.218 $16.582 $18.558 $21.369
   Accumulation Unit Value, End of Period.................... $10.144 $14.218 $16.582 $18.558 $21.369 $22.238
   Number of Units Outstanding, End of Period................       0   8,938   9,732  11,622   9,492   8,220
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.657 $12.943 $13.807 $13.818 $14.809
   Accumulation Unit Value, End of Period.................... $10.657 $12.943 $13.807 $13.818 $14.809 $14.459
   Number of Units Outstanding, End of Period................       0   3,401   5,394  11,364   5,495   5,408

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.173 $12.619 $13.513 $14.019 $15.785
   Accumulation Unit Value, End of Period................. $10.173 $12.619 $13.513 $14.019 $15.785 $16.128
   Number of Units Outstanding, End of Period.............      34   8,901  12,366  19,880  21,262  20,386
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.349 $14.646 $17.126 $18.435 $20.739
   Accumulation Unit Value, End of Period................. $10.349 $14.646 $17.126 $18.435 $20.739 $20.062
   Number of Units Outstanding, End of Period.............       0   7,932  28,896   3,906  34,589   2,548
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.056 $12.376 $14.501 $15.933 $16.055
   Accumulation Unit Value, End of Period................. $10.056 $12.376 $14.501 $15.933 $16.055 $16.701
   Number of Units Outstanding, End of Period.............       0   2,175   7,858   7,490   6,097   5,669
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.547 $12.123 $12.897 $12.967 $13.643
   Accumulation Unit Value, End of Period................. $10.547 $12.123 $12.897 $12.967 $13.643 $14.663
   Number of Units Outstanding, End of Period.............     370  18,129  27,572  40,704  39,174  36,663
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.383 $12.418 $13.293 $13.952 $15.449
   Accumulation Unit Value, End of Period................. $10.383 $12.418 $13.293 $13.952 $15.449 $15.601
   Number of Units Outstanding, End of Period.............       0   5,518   5,671   6,979   6,713   6,733
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.793 $13.489 $14.704 $15.182 $17.266
   Accumulation Unit Value, End of Period................. $10.793 $13.489 $14.704 $15.182 $17.266 $15.915
   Number of Units Outstanding, End of Period.............     247  19,850  14,926  15,363  15,981  16,073
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.719 $11.289 $11.865 $13.178 $13.290
   Accumulation Unit Value, End of Period................. $ 9.719 $11.289 $11.865 $13.178 $13.290 $12.960
   Number of Units Outstanding, End of Period.............       0   1,796   1,851   1,463   1,961   1,495
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.736 $13.329 $14.456 $14.622 $15.857
   Accumulation Unit Value, End of Period................. $10.736 $13.329 $14.456 $14.622 $15.857 $15.990
   Number of Units Outstanding, End of Period.............     326  18,164  19,389  20,064  20,844  19,176
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.180 $10.430 $10.687 $10.733 $11.006
   Accumulation Unit Value, End of Period................. $10.180 $10.430 $10.687 $10.733 $11.006 $11.361
   Number of Units Outstanding, End of Period.............     301  26,169  36,766  34,846  40,229  37,430
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.600 $13.366 $15.237 $16.774 $21.020
   Accumulation Unit Value, End of Period................. $10.600 $13.366 $15.237 $16.774 $21.020 $22.346
   Number of Units Outstanding, End of Period.............     484   8,868  13,224  12,189  12,754  12,700
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.403 $12.976 $14.340 $15.309 $17.113
   Accumulation Unit Value, End of Period................. $10.403 $12.976 $14.340 $15.309 $17.113 $15.921
   Number of Units Outstanding, End of Period.............       0   2,496   2,731   3,745   3,925   2,499
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.980 $ 9.841 $ 9.719 $ 9.777 $10.014
   Accumulation Unit Value, End of Period................. $ 9.980 $ 9.841 $ 9.719 $ 9.777 $10.014 $10.294
   Number of Units Outstanding, End of Period.............     802   2,748  19,628  22,571  48,205  51,325
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.374 $13.480 $14.588 $15.745 $16.771
   Accumulation Unit Value, End of Period................. $10.374 $13.480 $14.588 $15.745 $16.771 $17.396
   Number of Units Outstanding, End of Period.............       0   9,047   1,092   1,019     963     938
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.199 $14.556 $16.485 $17.127 $19.495
   Accumulation Unit Value, End of Period................. $11.199 $14.556 $16.485 $17.127 $19.495 $18.190
   Number of Units Outstanding, End of Period.............     158   4,822   2,609   5,609   7,609   7,433
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.638 $13.080 $13.803 $14.221 $15.532
   Accumulation Unit Value, End of Period................. $10.638 $13.080 $13.803 $14.221 $15.532 $15.322
   Number of Units Outstanding, End of Period.............       0  14,551   3,961   3,224   3,423   1,364
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.510 $12.069 $12.812 $13.074 $14.356
   Accumulation Unit Value, End of Period................. $10.510 $12.069 $12.812 $13.074 $14.356 $14.218
   Number of Units Outstanding, End of Period.............      33  15,756  15,292  14,877  14,841  14,111
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.465 $14.041 $16.751 $17.844 $22.241
   Accumulation Unit Value, End of Period................. $11.465 $14.041 $16.751 $17.844 $22.241 $26.170
   Number of Units Outstanding, End of Period.............       0   1,246     933     923     670     523
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.368 $13.545 $15.762 $17.344 $17.945
   Accumulation Unit Value, End of Period................. $10.368 $13.545 $15.762 $17.344 $17.945 $18.275
   Number of Units Outstanding, End of Period.............     310   6,993  35,603   6,699   7,014   6,970
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.105 $12.383 $12.761 $13.233 $13.689
   Accumulation Unit Value, End of Period................. $10.105 $12.383 $12.761 $13.233 $13.689 $14.170
   Number of Units Outstanding, End of Period.............     279  33,452  58,750  24,789  27,045  24,340
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.107 $12.109 $12.465
   Accumulation Unit Value, End of Period.................      --      -- $11.107 $12.109 $12.465 $14.381
   Number of Units Outstanding, End of Period.............      --      --   4,760  45,899   6,262   6,105
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.320 $11.563 $13.166
   Accumulation Unit Value, End of Period.................      --      -- $11.320 $11.563 $13.166 $12.615
   Number of Units Outstanding, End of Period.............      --      --       0   4,544   7,633   7,068
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.648 $13.338 $14.934 $16.077 $18.294
   Accumulation Unit Value, End of Period................. $10.648 $13.338 $14.934 $16.077 $18.294 $18.399
   Number of Units Outstanding, End of Period.............      33   5,606   5,799   8,146  10,829   8,204
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.865 $ 9.914 $10.133
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.865 $ 9.914 $10.133 $10.383
   Number of Units Outstanding, End of Period.............      --       0   5,947   6,055   8,018  10,009
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.406 $11.724 $12.282 $12.971 $13.060
   Accumulation Unit Value, End of Period................. $ 9.406 $11.724 $12.282 $12.971 $13.060 $14.944
   Number of Units Outstanding, End of Period.............       0   4,182   3,151   2,787   4,504  29,015
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.055 $13.857 $14.965 $16.465 $17.900
   Accumulation Unit Value, End of Period................. $11.055 $13.857 $14.965 $16.465 $17.900 $18.683
   Number of Units Outstanding, End of Period.............       0   3,702   6,640   4,792   3,810   3,698
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.944 $11.531 $12.736
   Accumulation Unit Value, End of Period.................      --      -- $10.944 $11.531 $12.736 $12.914
   Number of Units Outstanding, End of Period.............      --      --       0   1,087   1,573   1,566
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.741 $12.195 $12.456
   Accumulation Unit Value, End of Period.................      --      -- $10.741 $12.195 $12.456 $14.896
   Number of Units Outstanding, End of Period.............      --      --   3,603   6,114   9,814   8,282
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.716 $12.142 $12.367
   Accumulation Unit Value, End of Period.................      --      -- $10.716 $12.142 $12.367 $14.760
   Number of Units Outstanding, End of Period.............      --      --   1,550   1,467   1,570   1,409
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.064 $12.155 $14.491
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.064 $12.155 $14.491 $15.607
   Number of Units Outstanding, End of Period.............      --       0       0   1,033   3,399   1,939
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.813
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.813 $11.803
   Number of Units Outstanding, End of Period.............      --      --      --      --   1,692  37,395
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.566 $15.831 $17.534 $19.240
   Accumulation Unit Value, End of Period.................      -- $13.566 $15.831 $17.534 $19.240 $19.433
   Number of Units Outstanding, End of Period.............      --     870   3,202  30,690   2,103  20,679
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.283 $12.433 $14.724
   Accumulation Unit Value, End of Period.................      --      -- $11.283 $12.433 $14.724 $15.578
   Number of Units Outstanding, End of Period.............      --      --   7,024   5,295   4,067   2,413

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.277 $12.408 $14.685
   Accumulation Unit Value, End of Period............      --      -- $11.277 $12.408 $14.685 $15.522
   Number of Units Outstanding, End of Period........      --      --       0   1,716   2,060   2,693
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.696 $14.493 $19.348 $22.164 $29.938
   Accumulation Unit Value, End of Period............ $10.696 $14.493 $19.348 $22.164 $29.938 $24.296
   Number of Units Outstanding, End of Period........       0   6,352   9,080  10,338   9,483   7,988



* The Allstate Advisor Provider Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 5 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1,
                                     2003
                          Mortality & Expense = 1.75



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.245
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.245 $11.784
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.437
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.437 $11.095
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.466
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.466 $11.285
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.475
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.475 $11.409
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.327
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.327 $10.725
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.723
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.723 $11.660
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.798
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.798 $11.136
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.855
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.855 $11.145
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.704 $13.371 $14.504 $14.723 $16.857
   Accumulation Unit Value, End of Period....................  --  $13.371 $14.504 $14.723 $16.857 $15.916
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.214 $11.173 $12.956
   Accumulation Unit Value, End of Period....................  --       -- $11.214 $11.173 $12.956 $13.180
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.516 $10.422 $11.334
   Accumulation Unit Value, End of Period....................  --       -- $10.516 $10.422 $11.334 $11.805
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.827 $15.520 $16.966 $17.434 $18.583
   Accumulation Unit Value, End of Period....................  --  $15.520 $16.966 $17.434 $18.583 $20.269
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.045 $14.540 $17.644 $18.819 $21.589
   Accumulation Unit Value, End of Period....................  --  $14.540 $17.644 $18.819 $21.589 $20.664
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.228 $10.272 $10.477
   Accumulation Unit Value, End of Period....................  --       -- $10.228 $10.272 $10.477 $10.952
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.992
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.992 $12.055
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.605 $12.667 $13.990 $15.168 $17.608
   Accumulation Unit Value, End of Period....................  --  $12.667 $13.990 $15.168 $17.608 $17.866
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.681 $16.648 $20.604 $25.748 $32.343
   Accumulation Unit Value, End of Period....................  --  $16.848 $20.604 $25.748 $32.343 $40.840
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.383 $13.578 $15.781 $17.050 $20.306
   Accumulation Unit Value, End of Period....................  --  $13.578 $15.781 $17.050 $20.306 $22.987
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.589 $12.869 $14.479 $13.761 $15.219
   Accumulation Unit Value, End of Period....................  --  $12.869 $14.479 $13.761 $15.219 $16.564
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.902 $11.435 $12.855
   Accumulation Unit Value, End of Period....................  --       -- $10.902 $11.435 $12.855 $13.452
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.353 $10.286 $11.028
   Accumulation Unit Value, End of Period....................  --       -- $10.353 $10.286 $11.028 $11.482
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.886 $11.022 $12.676
   Accumulation Unit Value, End of Period....................  --       -- $10.886 $11.022 $12.676 $12.856
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.134 $11.424 $12.087
   Accumulation Unit Value, End of Period....................  --       -- $11.134 $11.424 $12.087 $14.374
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.117 $11.799 $12.986
   Accumulation Unit Value, End of Period....................  --       -- $11.117 $11.799 $12.986 $12.806
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.110 $13.075 $14.077 $14.311 $15.558
   Accumulation Unit Value, End of Period....................  --  $13.075 $14.077 $14.311 $15.558 $15.787
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.101 $10.137 $10.431
   Accumulation Unit Value, End of Period....................  --       -- $10.101 $10.137 $10.431 $10.646
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.268 $12.826 $13.190 $13.928
   Accumulation Unit Value, End of Period....................  --  $12.268 $12.826 $13.190 $13.928 $15.549
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.084 $14.213 $16.568 $18.532 $21.330
   Accumulation Unit Value, End of Period....................  --  $14.213 $16.568 $18.532 $21.330 $22.185
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.734 $12.938 $13.795 $13.800 $14.781
   Accumulation Unit Value, End of Period....................  --  $12.938 $13.795 $13.800 $14.781 $14.425
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.466 $12.615 $13.501 $14.000 $15.756
   Accumulation Unit Value, End of Period................. --  $12.615 $13.501 $14.000 $15.756 $16.090
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.716 $14.641 $17.111 $18.410 $20.700
   Accumulation Unit Value, End of Period................. --  $14.641 $17.111 $18.410 $20.700 $20.014
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.342 $12.372 $14.489 $15.912 $16.025
   Accumulation Unit Value, End of Period................. --  $12.372 $14.489 $15.912 $16.025 $16.661
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.249 $12.119 $12.886 $12.950 $13.618
   Accumulation Unit Value, End of Period................. --  $12.119 $12.886 $12.950 $13.618 $14.628
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.754 $12.414 $13.282 $13.933 $15.420
   Accumulation Unit Value, End of Period................. --  $12.414 $13.282 $13.933 $15.420 $15.564
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.995 $13.484 $14.692 $15.161 $17.233
   Accumulation Unit Value, End of Period................. --  $13.484 $14.692 $15.161 $17.233 $15.877
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.235 $11.285 $11.855 $13.160 $13.266
   Accumulation Unit Value, End of Period................. --  $11.285 $11.855 $13.160 $13.266 $12.929
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.868 $13.324 $14.443 $14.603 $15.827
   Accumulation Unit Value, End of Period................. --  $13.324 $14.443 $14.603 $15.827 $15.952
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.358 $10.426 $10.677 $10.718 $10.986
   Accumulation Unit Value, End of Period................. --  $10.426 $10.677 $10.718 $10.986 $11.334
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.577 $13.361 $15.224 $16.751 $20.980
   Accumulation Unit Value, End of Period................. --  $13.361 $15.224 $16.751 $20.980 $22.292
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.694 $12.972 $14.328 $15.288 $17.081
   Accumulation Unit Value, End of Period................. --  $12.972 $14.328 $15.288 $17.081 $15.883
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.939 $ 9.838 $ 9.710 $ 9.764 $ 9.995
   Accumulation Unit Value, End of Period................. --  $ 9.838 $ 9.710 $ 9.764 $ 9.995 $10.269
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.981 $13.475 $14.576 $15.724 $16.739
   Accumulation Unit Value, End of Period................. --  $13.475 $14.576 $15.724 $16.739 $17.355
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.323 $14.551 $16.471 $17.104 $19.459
   Accumulation Unit Value, End of Period................. --  $14.551 $16.471 $17.104 $19.459 $18.146
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.843 $13.075 $13.791 $14.202 $15.503
   Accumulation Unit Value, End of Period................. --  $13.075 $13.791 $14.202 $15.503 $15.285
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.684 $12.064 $12.801 $13.056 $14.330
   Accumulation Unit Value, End of Period................. --  $12.064 $12.801 $13.056 $14.330 $14.184
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.649 $14.036 $16.737 $17.820 $22.200
   Accumulation Unit Value, End of Period................. --  $14.036 $16.737 $17.820 $22.200 $26.108
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.800 $13.541 $15.749 $17.321 $17.912
   Accumulation Unit Value, End of Period................. --  $13.541 $15.749 $17.321 $17.912 $18.231
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.580 $12.379 $12.750 $13.215 $13.664
   Accumulation Unit Value, End of Period................. --  $12.379 $12.750 $13.215 $13.664 $14.137
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.103 $12.099 $12.449
   Accumulation Unit Value, End of Period................. --       -- $11.103 $12.099 $12.449 $14.354
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.316 $11.554 $13.148
   Accumulation Unit Value, End of Period................. --       -- $11.316 $11.554 $13.148 $12.591
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.781 $13.334 $14.922 $16.055 $18.259
   Accumulation Unit Value, End of Period................. --  $13.334 $14.922 $16.055 $18.259 $18.355
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.860 $ 9.904 $10.117
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.860 $ 9.904 $10.117 $10.362
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.931 $11.720 $12.271 $12.953 $13.036
   Accumulation Unit Value, End of Period................. --  $11.720 $12.271 $12.953 $13.036 $14.909
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.292 $13.852 $14.953 $16.443 $17.867
   Accumulation Unit Value, End of Period................. --  $13.852 $14.953 $16.443 $17.867 $18.639
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.941 $11.521 $12.719
   Accumulation Unit Value, End of Period................. --       -- $10.941 $11.521 $12.719 $12.890
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.738 $12.184 $12.439
   Accumulation Unit Value, End of Period................. --       -- $10.738 $12.184 $12.439 $14.868
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.712 $12.131 $12.350
   Accumulation Unit Value, End of Period................. --       -- $10.712 $12.131 $12.350 $14.732
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.058 $12.143 $14.469
   Accumulation Unit Value, End of Period................. --  $10.000 $11.058 $12.143 $14.469 $15.575
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.809
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.809 $11.793
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.561 $15.818 $17.510 $19.204
   Accumulation Unit Value, End of Period................. --  $13.561 $15.818 $17.510 $19.204 $19.387
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.280 $12.423 $14.704
   Accumulation Unit Value, End of Period................. --       -- $11.280 $12.423 $14.704 $15.548
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.273 $12.398 $14.665
   Accumulation Unit Value, End of Period............ --       -- $11.273 $12.398 $14.665 $15.493
   Number of Units Outstanding, End of Period........ --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.382 $14.488 $19.332 $22.134 $29.882
   Accumulation Unit Value, End of Period............ --  $14.488 $19.332 $22.134 $29.882 $24.238
   Number of Units Outstanding, End of Period........ --        0       0       0       0       0



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 5 Year Withdrawal Charge Option - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.8



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------------------------------------------------------- ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.242
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.242 $11.774
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.433
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.433 $11.085
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.463
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.463 $11.275
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.472
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.472 $11.399
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.324
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.324 $10.716
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.720
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.720 $11.650
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.794
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.794 $11.126
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.852
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.852 $11.135
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.844 $13.359 $14.483 $14.695 $16.817
   Accumulation Unit Value, End of Period.................... $10.844 $13.359 $14.483 $14.695 $16.817 $15.869
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.210 $11.164 $12.938
   Accumulation Unit Value, End of Period....................      --      -- $11.210 $11.164 $12.938 $13.155
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.515 $10.415 $11.321
   Accumulation Unit Value, End of Period....................      --      -- $10.515 $10.415 $11.321 $11.786
   Number of Units Outstanding, End of Period................      --      --       0       0       0     139
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.528 $15.507 $16.942 $17.401 $18.538
   Accumulation Unit Value, End of Period.................... $11.528 $15.507 $16.942 $17.401 $18.538 $20.209
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.218 $14.527 $17.619 $18.784 $21.537
   Accumulation Unit Value, End of Period.................... $11.218 $14.527 $17.619 $18.784 $21.537 $20.604
   Number of Units Outstanding, End of Period................       0      39      45      44       0      84
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.225 $10.263 $10.463
   Accumulation Unit Value, End of Period....................      --      -- $10.225 $10.263 $10.463 $10.931
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.989
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.989 $12.045
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.318 $12.656 $13.971 $15.139 $17.566
   Accumulation Unit Value, End of Period.................... $10.318 $12.656 $13.971 $15.139 $17.566 $17.813
   Number of Units Outstanding, End of Period................       0   1,641   1,601   1,507       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.226 $16.833 $20.576 $25.699 $32.264
   Accumulation Unit Value, End of Period.................... $11.226 $16.833 $20.576 $25.699 $32.264 $40.721
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.468 $13.565 $15.759 $17.017 $20.256
   Accumulation Unit Value, End of Period.................... $10.468 $13.565 $15.759 $17.017 $20.256 $22.920
   Number of Units Outstanding, End of Period................       0       0       0       0       0      36
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.714 $12.857 $14.458 $13.735 $15.182
   Accumulation Unit Value, End of Period.................... $10.714 $12.857 $14.458 $13.735 $15.182 $16.515
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.901 $11.427 $12.840
   Accumulation Unit Value, End of Period....................      --      -- $10.901 $11.427 $12.840 $13.429
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.352 $10.279 $11.015
   Accumulation Unit Value, End of Period....................      --      -- $10.352 $10.279 $11.015 $11.463
   Number of Units Outstanding, End of Period................      --      --       0       0       0      72
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.885 $11.015 $12.662
   Accumulation Unit Value, End of Period....................      --      -- $10.885 $11.015 $12.662 $12.835
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.133 $11.417 $12.073
   Accumulation Unit Value, End of Period....................      --      -- $11.133 $11.417 $12.073 $14.350
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.116 $11.791 $12.971
   Accumulation Unit Value, End of Period....................      --      -- $11.116 $11.791 $12.971 $12.785
   Number of Units Outstanding, End of Period................      --      --       0       0       0      64
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.689 $13.063 $14.057 $14.284 $15.521
   Accumulation Unit Value, End of Period.................... $10.689 $13.063 $14.057 $14.284 $15.521 $15.740
   Number of Units Outstanding, End of Period................       0      80      92      91       0      90
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.100 $10.130 $10.419
   Accumulation Unit Value, End of Period....................      --      -- $10.100 $10.130 $10.419 $10.628
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.264 $12.815 $13.172 $13.902
   Accumulation Unit Value, End of Period....................      -- $12.264 $12.815 $13.172 $13.902 $15.512
   Number of Units Outstanding, End of Period................      --   1,703   1,751   1,681       0      53
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.141 $14.200 $16.545 $18.497 $21.278
   Accumulation Unit Value, End of Period.................... $10.141 $14.200 $16.545 $18.497 $21.278 $22.120
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.654 $12.927 $13.776 $13.773 $14.746
   Accumulation Unit Value, End of Period.................... $10.654 $12.927 $13.776 $13.773 $14.746 $14.383
   Number of Units Outstanding, End of Period................       0   1,576   1,602   1,635       0       0

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.170 $12.604 $13.482 $13.974 $15.718
   Accumulation Unit Value, End of Period................. $10.170 $12.604 $13.482 $13.974 $15.718 $16.043
   Number of Units Outstanding, End of Period.............   4,651   4,755   4,879   4,828       0   4,829
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.347 $14.628 $17.087 $18.375 $20.650
   Accumulation Unit Value, End of Period................. $10.347 $14.628 $17.087 $18.375 $20.650 $19.955
   Number of Units Outstanding, End of Period.............       0       0       0       0       0      41
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.054 $12.361 $14.469 $15.881 $15.986
   Accumulation Unit Value, End of Period................. $10.054 $12.361 $14.469 $15.881 $15.986 $16.612
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.544 $12.108 $12.868 $12.925 $13.585
   Accumulation Unit Value, End of Period................. $10.544 $12.108 $12.868 $12.925 $13.585 $14.585
   Number of Units Outstanding, End of Period.............       0     122     142     141       0     252
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.381 $12.402 $13.263 $13.906 $15.383
   Accumulation Unit Value, End of Period................. $10.381 $12.402 $13.263 $13.906 $15.383 $15.518
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.791 $13.472 $14.671 $15.132 $17.192
   Accumulation Unit Value, End of Period................. $10.791 $13.472 $14.671 $15.132 $17.192 $15.830
   Number of Units Outstanding, End of Period.............   4,419   4,460   4,393   4,387       0   4,621
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.717 $11.275 $11.838 $13.135 $13.234
   Accumulation Unit Value, End of Period................. $ 9.717 $11.275 $11.838 $13.135 $13.234 $12.891
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.734 $13.312 $14.423 $14.575 $15.789
   Accumulation Unit Value, End of Period................. $10.734 $13.312 $14.423 $14.575 $15.789 $15.905
   Number of Units Outstanding, End of Period.............   4,683   4,351   4,384   4,596       0   4,649
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.178 $10.417 $10.662 $10.697 $10.959
   Accumulation Unit Value, End of Period................. $10.178 $10.417 $10.662 $10.697 $10.959 $11.301
   Number of Units Outstanding, End of Period.............       0     178     208     207       0     350
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.597 $13.350 $15.203 $16.719 $20.930
   Accumulation Unit Value, End of Period................. $10.597 $13.350 $15.203 $16.719 $20.930 $22.227
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.400 $12.960 $14.308 $15.259 $17.040
   Accumulation Unit Value, End of Period................. $10.400 $12.960 $14.308 $15.259 $17.040 $15.836
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.978 $ 9.829 $ 9.697 $ 9.745 $ 9.971
   Accumulation Unit Value, End of Period................. $ 9.978 $ 9.829 $ 9.697 $ 9.745 $ 9.971 $10.239
   Number of Units Outstanding, End of Period.............       0       0       0       0       0     161
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.372 $13.463 $14.556 $15.694 $16.699
   Accumulation Unit Value, End of Period................. $10.372 $13.463 $14.556 $15.694 $16.699 $17.304
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.197 $14.538 $16.447 $17.071 $19.412
   Accumulation Unit Value, End of Period................. $11.197 $14.538 $16.447 $17.071 $19.412 $18.093
   Number of Units Outstanding, End of Period.............       0       0       0       0       0      45
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.635 $13.064 $13.772 $14.175 $15.465
   Accumulation Unit Value, End of Period................. $10.635 $13.064 $13.772 $14.175 $15.465 $15.241
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.508 $12.054 $12.784 $13.031 $14.295
   Accumulation Unit Value, End of Period................. $10.508 $12.054 $12.784 $13.031 $14.295 $14.143
   Number of Units Outstanding, End of Period.............   4,623   5,035   5,197   5,285       0   5,352
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.462 $14.023 $16.713 $17.786 $22.146
   Accumulation Unit Value, End of Period................. $11.462 $14.023 $16.713 $17.786 $22.146 $26.032
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.365 $13.529 $15.727 $17.288 $17.868
   Accumulation Unit Value, End of Period................. $10.365 $13.529 $15.727 $17.288 $17.868 $18.178
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.102 $12.368 $12.732 $13.190 $13.631
   Accumulation Unit Value, End of Period................. $10.102 $12.368 $12.732 $13.190 $13.631 $14.095
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.100 $12.088 $12.432
   Accumulation Unit Value, End of Period.................      --      -- $11.100 $12.088 $12.432 $14.327
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.312 $11.544 $13.130
   Accumulation Unit Value, End of Period.................      --      -- $11.312 $11.544 $13.130 $12.568
   Number of Units Outstanding, End of Period.............      --      --       0       0       0      65
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.646 $13.322 $14.901 $16.024 $18.215
   Accumulation Unit Value, End of Period................. $10.646 $13.322 $14.901 $16.024 $18.215 $18.301
   Number of Units Outstanding, End of Period.............       0  13,280  12,635  11,887       0   8,528
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.855 $ 9.894 $10.102
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.855 $ 9.894 $10.102 $10.341
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.404 $11.709 $12.254 $12.928 $13.004
   Accumulation Unit Value, End of Period................. $ 9.404 $11.709 $12.254 $12.928 $13.004 $14.865
   Number of Units Outstanding, End of Period.............   4,867   1,144   1,215   1,150       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.052 $13.840 $14.932 $16.411 $17.824
   Accumulation Unit Value, End of Period................. $11.052 $13.840 $14.932 $16.411 $17.824 $18.584
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.937 $11.511 $12.702
   Accumulation Unit Value, End of Period.................      --      -- $10.937 $11.511 $12.702 $12.866
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.734 $12.174 $12.422
   Accumulation Unit Value, End of Period.................      --      -- $10.734 $12.174 $12.422 $14.840
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.709 $12.121 $12.333
   Accumulation Unit Value, End of Period.................      --      -- $10.709 $12.121 $12.333 $14.705
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.052 $12.131 $14.447
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.052 $12.131 $14.447 $15.543
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.806
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.806 $11.783
   Number of Units Outstanding, End of Period.............      --      --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.556 $15.804 $17.487 $19.168
   Accumulation Unit Value, End of Period.................      -- $13.556 $15.804 $17.487 $19.168 $19.341
   Number of Units Outstanding, End of Period.............      --     983     948     862       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.276 $12.412 $14.684
   Accumulation Unit Value, End of Period.................      --      -- $11.276 $12.412 $14.684 $15.519
   Number of Units Outstanding, End of Period.............      --      --      64      64      63      63

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.269 $12.387 $14.645
   Accumulation Unit Value, End of Period............      --      -- $11.269 $12.387 $14.645 $15.464
   Number of Units Outstanding, End of Period........      --      --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.694 $14.475 $19.305 $22.091 $29.810
   Accumulation Unit Value, End of Period............ $10.694 $14.475 $19.305 $22.091 $29.810 $24.167
   Number of Units Outstanding, End of Period........       0     590     530     466       0     127



* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series
    - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 5 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
      Protection (Annual Increase) Option, added on or after May 1, 2003

                          Mortality & Expense = 1.85



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------------------------------------------------------- ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.238
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.238 $11.764
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.429
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.429 $11.076
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.459
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.459 $11.266
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.468
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.468 $11.389
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.320
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.320 $10.707
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.716
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.716 $11.640
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.791
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.791 $11.117
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.848
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.848 $11.126
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.698 $13.355 $14.471 $14.675 $16.785
   Accumulation Unit Value, End of Period....................  --  $13.355 $14.471 $14.675 $16.785 $15.831
   Number of Units Outstanding, End of Period................  --    2,441       0       0   2,422       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.206 $11.154 $12.920
   Accumulation Unit Value, End of Period....................  --       -- $11.206 $11.154 $12.920 $13.131
   Number of Units Outstanding, End of Period................  --       --     487   1,638       0   4,237
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.513 $10.409 $11.308
   Accumulation Unit Value, End of Period....................  --       -- $10.513 $10.409 $11.308 $11.766
   Number of Units Outstanding, End of Period................  --       --       0       0       0   1,852
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.821 $15.501 $16.928 $18.758 $18.503
   Accumulation Unit Value, End of Period....................  --  $15.501 $16.928 $17.377 $21.497 $20.161
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.039 $14.522 $17.604 $18.758 $21.497
   Accumulation Unit Value, End of Period....................  --  $14.522 $17.604 $18.758 $21.497 $20.555
   Number of Units Outstanding, End of Period................  --        0       0       0       0     530
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.221 $10.254 $10.449
   Accumulation Unit Value, End of Period....................  --       -- $10.221 $10.254 $10.449 $10.911
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.985
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.985 $12.034
   Number of Units Outstanding, End of Period................  --       --      --      --   3,732       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.599 $12.651 $13.959 $15.118 $17.533
   Accumulation Unit Value, End of Period....................  --  $12.651 $13.959 $15.118 $17.533 $17.771
   Number of Units Outstanding, End of Period................  --        0       0     857   2,393     379
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.674 $16.828 $20.558 $25.664 $32.204
   Accumulation Unit Value, End of Period....................  --  $16.828 $20.558 $25.664 $32.204 $40.624
   Number of Units Outstanding, End of Period................  --    1,937       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.377 $13.561 $15.746 $16.994 $20.219
   Accumulation Unit Value, End of Period....................  --  $13.561 $15.746 $16.994 $20.219 $22.865
   Number of Units Outstanding, End of Period................  --        0     179     583       0     804
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.583 $12.853 $14.446 $13.716 $15.154
   Accumulation Unit Value, End of Period....................  --  $12.853 $14.446 $13.716 $15.154 $16.476
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.899 $11.420 $12.826
   Accumulation Unit Value, End of Period....................  --       -- $10.899 $11.420 $12.826 $13.407
   Number of Units Outstanding, End of Period................  --       --       0   2,540       0   2,540
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.351 $10.273 $11.003
   Accumulation Unit Value, End of Period....................  --       -- $10.351 $10.273 $11.003 $11.444
   Number of Units Outstanding, End of Period................  --       --       0   2,664       0   3,616
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.884 $11.008 $12.647
   Accumulation Unit Value, End of Period....................  --       -- $10.884 $11.008 $12.647 $12.814
   Number of Units Outstanding, End of Period................  --       --       0   2,568       0   2,568
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.132 $11.409 $12.060
   Accumulation Unit Value, End of Period....................  --       -- $11.132 $11.409 $12.060 $14.326
   Number of Units Outstanding, End of Period................  --       --       0   2,481       0   2,481
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.115 $11.784 $12.956
   Accumulation Unit Value, End of Period....................  --       -- $11.115 $11.784 $12.956 $12.764
   Number of Units Outstanding, End of Period................  --       --       0   2,403       0   3,257
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.104 $13.059 $14.045 $14.265 $15.492
   Accumulation Unit Value, End of Period....................  --  $13.059 $14.045 $14.265 $15.492 $15.703
   Number of Units Outstanding, End of Period................  --    2,496       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.099 $10.124 $10.407
   Accumulation Unit Value, End of Period....................  --       -- $10.099 $10.124 $10.407 $10.611
   Number of Units Outstanding, End of Period................  --       --     636       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.260 $12.805 $13.154 $13.876
   Accumulation Unit Value, End of Period....................  --  $12.260 $12.805 $13.154 $13.876 $15.475
   Number of Units Outstanding, End of Period................  --    2,809     636   1,188       0     704
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.079 $14.195 $16.531 $18.472 $21.238
   Accumulation Unit Value, End of Period....................  --  $14.195 $16.531 $18.472 $21.238 $22.068
   Number of Units Outstanding, End of Period................  --    2,297       0       0       0       0

Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.727 $12.922 $13.764 $13.755 $14.718
   Accumulation Unit Value, End of Period................. --  $12.922 $13.764 $13.755 $14.718 $14.349
   Number of Units Outstanding, End of Period............. --        0     443     456       0     483
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.460 $12.599 $13.471 $13.955 $15.688
   Accumulation Unit Value, End of Period................. --  $12.599 $13.471 $13.955 $15.688 $16.005
   Number of Units Outstanding, End of Period............. --    2,587     452     450       0   2,476
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.710 $14.623 $17.072 $18.350 $20.612
   Accumulation Unit Value, End of Period................. --  $14.623 $17.072 $18.350 $20.612 $19.908
   Number of Units Outstanding, End of Period............. --        0       0       0       0     547
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.337 $12.356 $14.456 $15.860 $15.957
   Accumulation Unit Value, End of Period................. --  $12.356 $14.456 $15.860 $15.957 $16.573
   Number of Units Outstanding, End of Period............. --    2,638       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.243 $12.104 $12.857 $12.907 $13.559
   Accumulation Unit Value, End of Period................. --  $12.104 $12.857 $12.907 $13.559 $14.550
   Number of Units Outstanding, End of Period............. --      221   1,877   1,459       0   2,928
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.748 $12.398 $13.252 $13.887 $15.354
   Accumulation Unit Value, End of Period................. --  $12.398 $13.252 $13.887 $15.354 $15.481
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.989 $13.468 $14.659 $15.111 $17.160
   Accumulation Unit Value, End of Period................. --  $13.468 $14.659 $15.111 $17.160 $15.793
   Number of Units Outstanding, End of Period............. --      138     276       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.230 $11.271 $11.828 $13.117 $13.209
   Accumulation Unit Value, End of Period................. --  $11.271 $11.828 $13.117 $13.209 $12.860
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.861 $13.308 $14.411 $14.555 $15.759
   Accumulation Unit Value, End of Period................. --  $13.308 $14.411 $14.555 $15.759 $15.867
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.352 $10.414 $10.653 $10.683 $10.939
   Accumulation Unit Value, End of Period................. --  $10.414 $10.653 $10.683 $10.939 $11.274
   Number of Units Outstanding, End of Period............. --        0       0       0       0   1,933
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.571 $13.345 $15.190 $16.696 $20.891
   Accumulation Unit Value, End of Period................. --  $13.345 $15.190 $16.696 $20.891 $22.174
   Number of Units Outstanding, End of Period............. --      143     282       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.688 $12.956 $14.296 $15.238 $17.008
   Accumulation Unit Value, End of Period................. --  $12.956 $14.296 $15.238 $17.008 $15.799
   Number of Units Outstanding, End of Period............. --        0     124     432       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.933 $ 9.823 $ 9.689 $ 9.732 $ 9.530
   Accumulation Unit Value, End of Period................. --  $ 9.823 $ 9.689 $ 9.732 $ 9.953 $10.215
   Number of Units Outstanding, End of Period............. --        0   1,257   1,290       0   3,491
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.975 $13.459 $14.543 $15.673 $16.668
   Accumulation Unit Value, End of Period................. --  $13.459 $14.543 $15.673 $16.668 $17.263
   Number of Units Outstanding, End of Period............. --    2,422       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.317 $14.533 $16.433 $17.048 $19.375
   Accumulation Unit Value, End of Period................. --  $14.533 $16.433 $17.048 $19.375 $18.050
   Number of Units Outstanding, End of Period............. --    2,374     258       0       0     604
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.837 $13.059 $13.760 $14.156 $15.436
   Accumulation Unit Value, End of Period................. --  $13.059 $13.760 $14.156 $15.436 $15.204
   Number of Units Outstanding, End of Period............. --      140     284       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.678 $12.050 $12.773 $13.013 $14.268
   Accumulation Unit Value, End of Period................. --  $12.050 $12.773 $13.013 $14.268 $14.109
   Number of Units Outstanding, End of Period............. --        0     477     482       0     491
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.642 $14.019 $16.699 $17.762 $22.105
   Accumulation Unit Value, End of Period................. --  $14.019 $16.699 $17.762 $22.105 $25.970
   Number of Units Outstanding, End of Period............. --      132     265       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.794 $13.524 $15.713 $17.264 $17.835
   Accumulation Unit Value, End of Period................. --  $13.524 $15.713 $17.264 $17.835 $18.134
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.574 $12.363 $12.721 $13.172 $13.605
   Accumulation Unit Value, End of Period................. --  $12.363 $12.721 $13.172 $13.605 $14.062
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.096 $12.078 $12.415
   Accumulation Unit Value, End of Period................. --       -- $11.096 $12.078 $12.415 $14.300
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.309 $11.534 $13.112
   Accumulation Unit Value, End of Period................. --       -- $11.309 $11.534 $13.112 $12.544
   Number of Units Outstanding, End of Period............. --       --       0       0       0     869
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.775 $13.317 $14.888 $16.003 $18.181
   Accumulation Unit Value, End of Period................. --  $13.317 $14.888 $16.003 $18.181 $18.258
   Number of Units Outstanding, End of Period............. --      210     420       0       0     597
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.850 $ 9.884 $10.086
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.850 $ 9.884 $10.086 $10.320
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.925 $11.705 $12.243 $12.911 $12.980
   Accumulation Unit Value, End of Period................. --  $11.705 $12.243 $12.911 $12.980 $14.830
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.285 $13.835 $14.919 $16.389 $17.790
   Accumulation Unit Value, End of Period................. --  $13.835 $14.919 $16.389 $17.790 $18.540
   Number of Units Outstanding, End of Period............. --        0     408     383       0     374
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.933 $11.501 $12.684
   Accumulation Unit Value, End of Period................. --       -- $10.933 $11.501 $12.684 $12.842
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.730 $12.164 $12.405
   Accumulation Unit Value, End of Period................. --       -- $10.730 $12.164 $12.405 $14.813
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.705 $12.111 $12.316
   Accumulation Unit Value, End of Period................. --       -- $10.705 $12.111 $12.316 $14.677
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.047 $12.118 $14.425
   Accumulation Unit Value, End of Period................. --  $10.000 $11.047 $12.118 $14.425 $15.511
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.803
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.803 $11.773
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.552 $15.791 $17.463 $19.132
   Accumulation Unit Value, End of Period................. --  $13.552 $15.791 $17.463 $19.132 $19.295
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.272 $12.402 $14.664
   Accumulation Unit Value, End of Period................. --       -- $11.272 $12.402 $14.664 $15.490
   Number of Units Outstanding, End of Period............. --       --     540     506     458     448

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.265 $12.377 $14.626
   Accumulation Unit Value, End of Period............ --       -- $11.265 $12.377 $14.626 $15.435
   Number of Units Outstanding, End of Period........ --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.376 $14.376 $19.288 $22.061 $29.754
   Accumulation Unit Value, End of Period............ --  $14.470 $19.288 $22.061 $29.754 $24.110
   Number of Units Outstanding, End of Period........ --      127     254       0       0       0



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the contracts on May 1, 2023, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series-Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 5 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.235
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.235 $11.754
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.426
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.426 $11.066
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.455
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.455 $11.256
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.464
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.464 $11.380
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.317
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.317 $10.698
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.713
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.713 $11.630
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.787
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.787 $11.107
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.845
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.845 $11.116
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.704 $13.358 $14.467 $14.663 $16.763
   Accumulation Unit Value, End of Period....................  --  $13.358 $14.467 $14.663 $16.763 $15.802
   Number of Units Outstanding, End of Period................  --    6,579  18,864  24,284  21,769  13,660
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.202 $11.145 $12.903
   Accumulation Unit Value, End of Period....................  --       -- $11.202 $11.145 $12.903 $13.106
   Number of Units Outstanding, End of Period................  --       --       0   2,429   3,105   6,211
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.512 $10.402 $11.295
   Accumulation Unit Value, End of Period....................  --       -- $10.512 $10.402 $11.295 $11.747
   Number of Units Outstanding, End of Period................  --       --       0   4,654   7,605   8,511
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.827 $15.504 $16.922 $17.363 $18.479
   Accumulation Unit Value, End of Period....................  --  $15.504 $16.922 $17.363 $18.479 $20.124
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.045 $14.525 $17.599 $18.743 $21.469
   Accumulation Unit Value, End of Period....................  --  $14.525 $17.599 $18.743 $21.469 $20.517
   Number of Units Outstanding, End of Period................  --    1,725   3,805   5,152   6,034   5,731
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.218 $10.245 $10.435
   Accumulation Unit Value, End of Period....................  --       -- $10.218 $10.245 $10.435 $10.891
   Number of Units Outstanding, End of Period................  --       --       0   2,425   2,590   1,484
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.981
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.981 $12.024
   Number of Units Outstanding, End of Period................  --       --      --      --       0     572
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.605 $12.654 $13.955 $15.106 $17.510
   Accumulation Unit Value, End of Period....................  --  $12.654 $13.955 $15.106 $17.510 $17.738
   Number of Units Outstanding, End of Period................  --    1,899   4,849  10,723  11,212  14,262
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.681 $16.831 $20.552 $25.643 $32.162
   Accumulation Unit Value, End of Period....................  --  $16.831 $20.552 $25.643 $32.162 $40.550
   Number of Units Outstanding, End of Period................  --    1,432   5,294   5,969   6,926   5,557
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.383 $13.564 $15.741 $16.980 $20.192
   Accumulation Unit Value, End of Period....................  --  $13.564 $15.741 $16.980 $20.192 $22.823
   Number of Units Outstanding, End of Period................  --      642     812   1,077   3,449   8,080
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.589 $12.855 $14.442 $13.705 $15.134
   Accumulation Unit Value, End of Period....................  --  $12.855 $14.442 $13.705 $15.134 $16.446
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.898 $11.413 $12.811
   Accumulation Unit Value, End of Period....................  --       -- $10.898 $11.413 $12.811 $13.385
   Number of Units Outstanding, End of Period................  --       --       0   1,992   3,185   6,081
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.349 $10.266 $10.990
   Accumulation Unit Value, End of Period....................  --       -- $10.349 $10.266 $10.990 $11.425
   Number of Units Outstanding, End of Period................  --       --       0   4,069   6,229   5,609
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.882 $11.001 $12.633
   Accumulation Unit Value, End of Period....................  --       -- $10.882 $11.001 $12.633 $12.793
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.130 $11.402 $12.046
   Accumulation Unit Value, End of Period....................  --       -- $11.130 $11.402 $12.046 $14.302
   Number of Units Outstanding, End of Period................  --       --       0   1,363   2,106   3,743
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.113 $11.776 $12.941
   Accumulation Unit Value, End of Period....................  --       -- $11.113 $11.776 $12.941 $12.743
   Number of Units Outstanding, End of Period................  --       --   3,224   4,686   7,887   9,227
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.110 $13.061 $14.041 $14.253 $15.471
   Accumulation Unit Value, End of Period....................  --  $13.061 $14.041 $14.253 $15.471 $15.674
   Number of Units Outstanding, End of Period................  --        0   2,556   5,379   5,546   5,464
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.097 $10.118 $10.395
   Accumulation Unit Value, End of Period....................  --       -- $10.097 $10.118 $10.395 $10.593
   Number of Units Outstanding, End of Period................  --       --       0       0   3,478   8,951
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.256 $12.794 $13.136 $13.850
   Accumulation Unit Value, End of Period....................  --  $12.256 $12.794 $13.136 $13.850 $15.439
   Number of Units Outstanding, End of Period................  --    4,368   9,206  19,226  19,791  18,471
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.084 $14.198 $16.526 $18.457 $21.210
   Accumulation Unit Value, End of Period....................  --  $14.198 $16.526 $18.457 $21.210 $22.027
   Number of Units Outstanding, End of Period................  --      948   3,189   4,832   4,584   4,342
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.734 $12.925 $13.760 $13.743 $14.699
   Accumulation Unit Value, End of Period....................  --  $12.925 $13.760 $13.743 $14.699 $14.322
   Number of Units Outstanding, End of Period................  --    2,423   3,558   4,413   4,681   3,890

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.465 $12.602 $13.467 $13.943 $15.668
   Accumulation Unit Value, End of Period................. --  $12.602 $13.467 $13.943 $15.668 $15.975
   Number of Units Outstanding, End of Period............. --    2,935  17,826  18,195  10,962  11,153
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.716 $14.626 $17.067 $18.335 $20.585
   Accumulation Unit Value, End of Period................. --  $14.626 $17.067 $18.335 $20.585 $19.872
   Number of Units Outstanding, End of Period............. --    2,529   4,820   4,795   7,100   5,356
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.342 $12.359 $14.452 $15.847 $15.936
   Accumulation Unit Value, End of Period................. --  $12.359 $14.452 $15.847 $15.936 $16.543
   Number of Units Outstanding, End of Period............. --      265   3,028   2,902   2,899   4,043
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.249 $12.106 $12.853 $12.897 $13.542
   Accumulation Unit Value, End of Period................. --  $12.106 $12.853 $12.897 $13.542 $14.523
   Number of Units Outstanding, End of Period............. --    1,295   3,186   3,684   4,479   4,452
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.754 $12.401 $13.248 $13.876 $15.334
   Accumulation Unit Value, End of Period................. --  $12.401 $13.248 $13.876 $15.334 $15.453
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.995 $13.470 $14.654 $15.099 $17.137
   Accumulation Unit Value, End of Period................. --  $13.470 $14.654 $15.099 $17.137 $15.764
   Number of Units Outstanding, End of Period............. --    4,250   4,155   4,219   4,255   4,102
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.235 $11.274 $11.825 $13.106 $13.191
   Accumulation Unit Value, End of Period................. --  $11.274 $11.825 $13.106 $13.191 $12.837
   Number of Units Outstanding, End of Period............. --    1,030   1,595   1,968   2,007   1,107
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.868 $13.311 $14.407 $14.543 $15.739
   Accumulation Unit Value, End of Period................. --  $13.311 $14.407 $14.543 $15.739 $15.838
   Number of Units Outstanding, End of Period............. --    2,675   5,735   9,152   9,283   5,504
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.358 $10.416 $10.650 $10.674 $10.924
   Accumulation Unit Value, End of Period................. --  $10.416 $10.650 $10.674 $10.924 $11.253
   Number of Units Outstanding, End of Period............. --    1,522     799   4,473   7,642   8,168
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.577 $13.348 $15.185 $16.683 $20.863
   Accumulation Unit Value, End of Period................. --  $13.348 $15.185 $16.683 $20.863 $22.134
   Number of Units Outstanding, End of Period............. --    1,036   1,188   3,756   6,101   4,819
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.694 $12.958 $14.291 $15.226 $16.986
   Accumulation Unit Value, End of Period................. --  $12.958 $14.291 $15.226 $16.986 $15.770
   Number of Units Outstanding, End of Period............. --        0       0       0   7,833       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.939 $ 9.828 $ 9.686 $ 9.724 $ 9.939
   Accumulation Unit Value, End of Period................. --  $ 9.828 $ 9.686 $ 9.724 $ 9.939 $10.196
   Number of Units Outstanding, End of Period............. --    2,102   2,918   6,616   8,656  41,275
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.981 $13.461 $14.539 $15.660 $16.646
   Accumulation Unit Value, End of Period................. --  $13.461 $14.539 $15.660 $16.646 $17.231
   Number of Units Outstanding, End of Period............. --    3,369   5,646   2,407   2,277   2,278
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.323 $14.536 $16.428 $17.034 $19.350
   Accumulation Unit Value, End of Period................. --  $14.536 $16.428 $17.034 $19.350 $18.017
   Number of Units Outstanding, End of Period............. --    3,089   3,533   5,325   7,460   8,597
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.843 $13.062 $13.756 $14.144 $15.416
   Accumulation Unit Value, End of Period................. --  $13.062 $13.756 $14.144 $15.416 $15.177
   Number of Units Outstanding, End of Period............. --      845       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.684 $12.052 $12.769 $13.003 $14.250
   Accumulation Unit Value, End of Period................. --  $12.052 $12.769 $13.003 $14.250 $14.083
   Number of Units Outstanding, End of Period............. --    1,126   1,043   2,219   2,210   2,254
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.649 $14.021 $16.694 $17.748 $22.076
   Accumulation Unit Value, End of Period................. --  $14.021 $16.694 $17.748 $22.076 $25.922
   Number of Units Outstanding, End of Period............. --      687     809     791     747     665
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.800 $13.527 $15.709 $17.250 $17.811
   Accumulation Unit Value, End of Period................. --  $13.527 $15.709 $17.250 $17.811 $18.101
   Number of Units Outstanding, End of Period............. --    1,322   3,475   1,208   1,316   1,067
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.580 $12.366 $12.717 $13.161 $13.587
   Accumulation Unit Value, End of Period................. --  $12.366 $12.717 $13.161 $13.587 $14.036
   Number of Units Outstanding, End of Period............. --    4,181   6,965   5,043   5,530   4,175
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.092 $12.068 $12.398
   Accumulation Unit Value, End of Period................. --       -- $11.092 $12.068 $12.398 $14.274
   Number of Units Outstanding, End of Period............. --       --   1,549   5,023   1,514   1,457
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.305 $11.524 $13.094
   Accumulation Unit Value, End of Period................. --       -- $11.305 $11.524 $13.094 $12.521
   Number of Units Outstanding, End of Period............. --       --       0   1,510   2,727   2,770
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.781 $13.320 $14.883 $15.990 $18.157
   Accumulation Unit Value, End of Period................. --  $13.320 $14.883 $15.990 $18.157 $18.224
   Number of Units Outstanding, End of Period............. --    1,295   1,602   4,604   4,674   3,947
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.845 $ 9.874 $10.071
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.845 $ 9.874 $10.071 $10.299
   Number of Units Outstanding, End of Period............. --        0     937   2,093   2,208     986
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.931 $11.708 $12.240 $12.900 $12.963
   Accumulation Unit Value, End of Period................. --  $11.708 $12.240 $12.900 $12.963 $14.803
   Number of Units Outstanding, End of Period............. --    3,843   3,800   6,581   6,840   7,673
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.292 $13.838 $14.914 $16.376 $17.767
   Accumulation Unit Value, End of Period................. --  $13.838 $14.914 $16.376 $17.767 $18.506
   Number of Units Outstanding, End of Period............. --      302     728   1,403   1,585     897
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.929 $11.492 $12.667
   Accumulation Unit Value, End of Period................. --       -- $10.929 $11.492 $12.667 $12.818
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.727 $12.153 $12.388
   Accumulation Unit Value, End of Period................. --       -- $10.727 $12.153 $12.388 $14.785
   Number of Units Outstanding, End of Period............. --       --   5,451  16,669  16,905  14,000
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.701 $12.100 $12.300
   Accumulation Unit Value, End of Period................. --       -- $10.701 $12.100 $12.300 $14.650
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.041 $12.106 $14.403
   Accumulation Unit Value, End of Period................. --  $10.000 $11.041 $12.106 $14.403 $15.480
   Number of Units Outstanding, End of Period............. --        0       0   2,461   2,397   2,334
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.799
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.799 $11.763
   Number of Units Outstanding, End of Period............. --       --      --      --   1,573   5,633
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.547 $15.778 $17.439 $19.097
   Accumulation Unit Value, End of Period................. --  $13.547 $15.778 $17.439 $19.097 $19.249
   Number of Units Outstanding, End of Period............. --        0     138   2,745     940   2,073
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.268 $12.391 $14.644
   Accumulation Unit Value, End of Period................. --       -- $11.268 $12.391 $14.644 $15.461
   Number of Units Outstanding, End of Period............. --       --  11,641  10,565   9,705   2,423

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.261 $12.366 $14.606
   Accumulation Unit Value, End of Period............ --       -- $11.261 $12.366 $14.606 $15.406
   Number of Units Outstanding, End of Period........ --       --       0     156     785   1,631
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.382 $14.473 $19.283 $22.044 $29.715
   Accumulation Unit Value, End of Period............ --  $14.473 $19.283 $22.044 $29.715 $24.066
   Number of Units Outstanding, End of Period........ --      567   3,106   4,080   3,875   4,440



*   The Allstate Advisor Preferred Contracts were first offered on
    October 14,2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, VanKampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1,2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series
    - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series-Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub- Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub- Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IBSub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VTResearch - Class IB Sub-Account and the Putnam VT Utilities Growth and Income -Class IB Sub-Accounts are no longer available for new investments. If you arecurrently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 5 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 1.95



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.231
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.231 $11.743
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.422
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.422 $11.057
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.452
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.452 $11.246
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.461
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.461 $11.370
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.313
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.313 $10.688
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.710
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.710 $11.620
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.783
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.783 $11.098
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.841
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.841 $11.107
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.840 $13.335 $14.434 $14.623 $16.709
   Accumulation Unit Value, End of Period.................... $10.840 $13.335 $14.434 $14.623 $16.709 $15.743
   Number of Units Outstanding, End of Period................       0       0   2,037     726       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.198 $11.135 $12.885
   Accumulation Unit Value, End of Period....................      --      -- $11.198 $11.135 $12.885 $13.082
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.511 $10.395 $11.282
   Accumulation Unit Value, End of Period....................      --      -- $10.511 $10.395 $11.282 $11.727
   Number of Units Outstanding, End of Period................      --      --       0       0       0     540
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.524 $15.478 $16.885 $17.315 $18.419
   Accumulation Unit Value, End of Period.................... $11.524 $15.478 $16.885 $17.315 $18.419 $20.049
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.214 $14.500 $17.560 $18.691 $21.399
   Accumulation Unit Value, End of Period.................... $11.214 $14.500 $17.560 $18.691 $21.399 $20.440
   Number of Units Outstanding, End of Period................       0     246     804   1,047       0     249
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.214 $10.237 $10.421
   Accumulation Unit Value, End of Period....................      --      -- $10.214 $10.237 $10.421 $10.870
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.977
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.977 $12.014
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.314 $12.632 $13.923 $15.065 $17.453
   Accumulation Unit Value, End of Period.................... $10.314 $12.632 $13.923 $15.065 $17.453 $17.672
   Number of Units Outstanding, End of Period................       0     893   4,939   3,942       0   4,130
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.222 $16.802 $20.506 $25.573 $32.057
   Accumulation Unit Value, End of Period.................... $11.222 $16.802 $20.506 $25.573 $32.057 $40.397
   Number of Units Outstanding, End of Period................       0       0     232     388     728       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.465 $13.540 $15.706 $16.934 $20.126
   Accumulation Unit Value, End of Period.................... $10.465 $13.540 $15.706 $16.934 $20.126 $22.738
   Number of Units Outstanding, End of Period................       0      88     848     834       0   1,796
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.711 $12.833 $14.409 $13.668 $15.084
   Accumulation Unit Value, End of Period.................... $10.711 $12.833 $14.409 $13.668 $15.084 $16.384
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.897 $11.405 $12.796
   Accumulation Unit Value, End of Period....................      --      -- $10.897 $11.405 $12.796 $13.363
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.348 $10.260 $10.977
   Accumulation Unit Value, End of Period....................      --      -- $10.348 $10.260 $10.977 $11.406
   Number of Units Outstanding, End of Period................      --      --       0       0       0  11,751
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.881 $10.994 $12.619
   Accumulation Unit Value, End of Period....................      --      -- $10.881 $10.994 $12.619 $12.771
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.129 $11.395 $12.032
   Accumulation Unit Value, End of Period....................      --      -- $11.129 $11.395 $12.032 $14.279
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Mid - Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.112 $11.769 $12.926
   Accumulation Unit Value, End of Period....................      --      -- $11.112 $11.769 $12.926 $12.722
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.686 $13.039 $14.009 $14.214 $15.421
   Accumulation Unit Value, End of Period.................... $10.686 $13.039 $14.009 $14.214 $15.421 $15.615
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.096 $10.111 $10.383
   Accumulation Unit Value, End of Period....................      --      -- $10.096 $10.111 $10.383 $10.575
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.252 $12.783 $13.118 $13.824
   Accumulation Unit Value, End of Period....................      -- $12.252 $12.783 $13.118 $13.824 $15.402
   Number of Units Outstanding, End of Period................      --       0       0       0       0     206
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.138 $14.174 $16.489 $18.406 $21.141
   Accumulation Unit Value, End of Period.................... $10.138 $14.174 $16.489 $18.406 $21.141 $21.945
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0

Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.651 $12.903 $13.729 $13.706 $14.651
   Accumulation Unit Value, End of Period................. $10.651 $12.903 $13.729 $13.706 $14.651 $14.268
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.167 $12.580 $13.437 $13.905 $15.617
   Accumulation Unit Value, End of Period................. $10.167 $12.580 $13.437 $13.905 $15.617 $15.915
   Number of Units Outstanding, End of Period.............       0   4,645   4,427   4,889       0   5,091
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.344 $14.601 $17.029 $18.285 $20.518
   Accumulation Unit Value, End of Period................. $10.344 $14.601 $17.029 $18.285 $20.518 $19.797
   Number of Units Outstanding, End of Period.............       0   3,882   1,547   1,667       0   1,160
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.050 $12.338 $14.420 $15.803 $15.884
   Accumulation Unit Value, End of Period................. $10.050 $12.338 $14.420 $15.803 $15.884 $16.480
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.541 $12.085 $12.824 $12.862 $13.498
   Accumulation Unit Value, End of Period................. $10.541 $12.085 $12.824 $12.862 $13.498 $14.469
   Number of Units Outstanding, End of Period.............       0       0       0       0       0     876
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.378 $12.379 $13.218 $13.838 $15.284
   Accumulation Unit Value, End of Period................. $10.378 $12.379 $13.218 $13.838 $15.284 $15.395
   Number of Units Outstanding, End of Period.............       0       0   1,421       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.787 $13.447 $14.622 $15.058 $17.081
   Accumulation Unit Value, End of Period................. $10.787 $13.447 $16.622 $15.058 $17.081 $15.704
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.714 $11.254 $11.798 $13.070 $13.148
   Accumulation Unit Value, End of Period................. $ 9.714 $11.254 $11.798 $13.070 $13.148 $12.788
   Number of Units Outstanding, End of Period.............       0     209     284     331       0     400
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.730 $13.288 $14.374 $14.503 $15.687
   Accumulation Unit Value, End of Period................. $10.730 $13.288 $14.374 $14.503 $15.687 $15.779
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.175 $10.398 $10.626 $10.645 $10.889
   Accumulation Unit Value, End of Period................. $10.175 $10.398 $10.626 $10.645 $10.889 $11.211
   Number of Units Outstanding, End of Period.............       0       0       0       0       0     848
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.594 $13.594 $15.152 $16.637 $20.795
   Accumulation Unit Value, End of Period................. $10.594 $13.325 $15.152 $16.637 $20.795 $22.050
   Number of Units Outstanding, End of Period.............       0       0   1,383   1,583       0   1,836
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.397 $12.936 $14.259 $15.184 $16.930
   Accumulation Unit Value, End of Period................. $10.397 $12.936 $14.259 $15.184 $16.930 $15.710
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.975 $ 9.811 $ 9.664 $ 9.697 $ 9.907
   Accumulation Unit Value, End of Period................. $ 9.975 $ 9.811 $ 9.664 $ 9.697 $ 9.907 $10.158
   Number of Units Outstanding, End of Period.............       0       0     659       0       0   3,943
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.369 $13.369 $14.506 $15.617 $16.592
   Accumulation Unit Value, End of Period................. $10.369 $13.438 $14.506 $15.617 $16.592 $17.166
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.193 $14.511 $16.392 $16.987 $19.287
   Accumulation Unit Value, End of Period................. $11.193 $14.511 $16.392 $16.987 $19.287 $17.949
   Number of Units Outstanding, End of Period.............       0     492   1,706     656   1,128   1,079
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.632 $13.039 $13.725 $14.105 $15.366
   Accumulation Unit Value, End of Period................. $10.632 $13.039 $13.725 $14.105 $15.366 $15.119
   Number of Units Outstanding, End of Period.............       0   3,770   1,199     597       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.504 $12.031 $12.740 $12.967 $14.203
   Accumulation Unit Value, End of Period................. $10.504 $12.031 $12.740 $12.967 $14.203 $14.030
   Number of Units Outstanding, End of Period.............       0     390     519     668       0     742
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.459 $13.997 $16.657 $17.699 $22.004
   Accumulation Unit Value, End of Period................. $11.459 $13.997 $16.657 $17.699 $22.004 $25.825
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.362 $13.504 $15.674 $17.203 $17.753
   Accumulation Unit Value, End of Period................. $10.362 $13.504 $15.674 $17.203 $17.753 $18.033
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.099 $12.345 $12.689 $13.125 $13.543
   Accumulation Unit Value, End of Period................. $10.099 $12.345 $12.689 $13.125 $13.543 $13.983
   Number of Units Outstanding, End of Period.............       0     379     521     650       0     743
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.088 $12.058 $12.381
   Accumulation Unit Value, End of Period.................      --      -- $11.088 $12.058 $12.381 $14.247
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.301 $11.514 $13.077
   Accumulation Unit Value, End of Period.................      --      -- $11.301 $11.514 $13.077 $12.497
   Number of Units Outstanding, End of Period.............      --      --       0       0       0     253
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.642 $13.297 $14.850 $15.946 $18.098
   Accumulation Unit Value, End of Period................. $10.642 $13.297 $14.850 $15.946 $18.098 $18.156
   Number of Units Outstanding, End of Period.............       0   3,961   3,901   1,663       0   1,944
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.840 $ 9.864 $10.056
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.840 $ 9.864 $10.056 $10.278
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.401 $11.687 $12.212 $12.865 $12.921
   Accumulation Unit Value, End of Period................. $ 9.401 $11.687 $12.212 $12.865 $12.921 $14.747
   Number of Units Outstanding, End of Period.............       0     399     543     660       0     704
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.049 $13.814 $14.881 $16.331 $17.709
   Accumulation Unit Value, End of Period................. $11.049 $13.814 $14.881 $16.331 $17.709 $18.436
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.926 $11.482 $12.650
   Accumulation Unit Value, End of Period.................      --      -- $10.926 $11.482 $12.650 $12.794
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.723 $12.143 $12.372
   Accumulation Unit Value, End of Period.................      --      -- $10.723 $12.143 $12.372 $14.757
   Number of Units Outstanding, End of Period.............      --      --   1,891   4,014   4,343   1,266
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.698 $12.090 $12.283
   Accumulation Unit Value, End of Period.................      --      -- $10.698 $12.090 $12.283 $14.623
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.036 $12.094 $14.381
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.036 $12.094 $14.381 $15.448
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.796
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.796 $11.753
   Number of Units Outstanding, End of Period.............      --      --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.543 $15.764 $17.415 $19.061
   Accumulation Unit Value, End of Period.................      -- $13.543 $15.764 $17.415 $19.061 $19.203
   Number of Units Outstanding, End of Period.............      --       0       0       0   1,127       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.264 $12.381 $14.624
   Accumulation Unit Value, End of Period............      --      -- $11.264 $12.381 $14.624 $15.432
   Number of Units Outstanding, End of Period........      --      --   1,761   2,666     500     405
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.258 $12.356 $14.586
   Accumulation Unit Value, End of Period............      --      -- $11.258 $12.356 $14.586 $15.377
   Number of Units Outstanding, End of Period........      --      --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.690 $14.690 $19.240 $21.983 $29.619
   Accumulation Unit Value, End of Period............ $10.690 $14.448 $19.240 $21.983 $29.619 $23.975
   Number of Units Outstanding, End of Period........       0       0       0       0       0       0



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 5 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                            Mortality & Expense = 2



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.228
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.228 $11.733
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.419
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.419 $11.048
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.448
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.448 $11.237
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.457
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.457 $11.360
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.310
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.310 $10.679
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.706
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.706 $11.610
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.779
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.779 $11.088
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.838
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.838 $11.097
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.690 $13.330 $14.422 $14.603 $16.677
   Accumulation Unit Value, End of Period....................  --  $13.330 $14.422 $14.603 $16.677 $15.705
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.194 $11.126 $12.868
   Accumulation Unit Value, End of Period....................  --       -- $11.194 $11.126 $12.868 $13.057
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.509 $10.389 $11.269
   Accumulation Unit Value, End of Period....................  --       -- $10.509 $10.389 $11.269 $11.708
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.811 $15.472 $16.870 $17.292 $18.384
   Accumulation Unit Value, End of Period....................  --  $15.472 $16.780 $17.292 $18.384 $20.001
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.030 $14.495 $17.545 $18.666 $21.359
   Accumulation Unit Value, End of Period....................  --  $14.495 $17.545 $18.666 $21.359 $20.391
   Number of Units Outstanding, End of Period................  --      157     140     272       0     271
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.211 $10.228 $10.406
   Accumulation Unit Value, End of Period....................  --       -- $10.211 $10.228 $10.406 $10.850
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.974
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.974 $12.004
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.590 $12.628 $13.912 $15.044 $17.420
   Accumulation Unit Value, End of Period....................  --  $12.628 $13.912 $15.044 $17.420 $17.630
   Number of Units Outstanding, End of Period................  --      177     177     340       0     314
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.665 $16.796 $20.488 $25.538 $31.997
   Accumulation Unit Value, End of Period....................  --  $16.796 $20.488 $25.538 $31.997 $40.301
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.368 $13.536 $15.692 $16.911 $20.089
   Accumulation Unit Value, End of Period....................  --  $13.536 $15.692 $16.911 $20.089 $22.683
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.573 $12.829 $14.397 $13.649 $15.056
   Accumulation Unit Value, End of Period....................  --  $12.829 $14.397 $13.649 $15.056 $16.345
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.895 $11.398 $12.782
   Accumulation Unit Value, End of Period....................  --       -- $10.895 $11.398 $12.782 $13.341
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.347 $10.253 $10.965
   Accumulation Unit Value, End of Period....................  --       -- $10.347 $10.253 $10.965 $11.387
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.880 $10.988 $12.604
   Accumulation Unit Value, End of Period....................  --       -- $10.880 $10.988 $12.604 $12.750
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.127 $11.388 $12.018
   Accumulation Unit Value, End of Period....................  --       -- $11.127 $11.388 $12.018 $14.255
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.110 $11.761 $12.912
   Accumulation Unit Value, End of Period....................  --       -- $11.110 $11.761 $12.912 $12.701
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.095 $13.034 $13.998 $14.195 $15.392
   Accumulation Unit Value, End of Period....................  --  $13.034 $13.998 $14.195 $15.392 $15.578
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.095 $10.105 $10.371
   Accumulation Unit Value, End of Period....................  --       -- $10.095 $10.105 $10.371 $10.558
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.248 $12.772 $13.100 $13.799
   Accumulation Unit Value, End of Period....................  --  $12.248 $12.772 $13.100 $13.799 $15.365
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.070 $14.169 $16.475 $18.381 $21.102
   Accumulation Unit Value, End of Period....................  --  $14.169 $16.475 $18.381 $21.102 $21.892
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0

Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.718 $12.898 $13.718 $13.687 $14.623
   Accumulation Unit Value, End of Period................. --  $12.898 $13.718 $13.687 $14.623 $14.234
   Number of Units Outstanding, End of Period............. --      340     350     733       0     770
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.451 $12.576 $13.425 $13.886 $15.588
   Accumulation Unit Value, End of Period................. --  $12.576 $13.425 $13.886 $15.588 $15.877
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.701 $14.596 $17.015 $18.260 $20.479
   Accumulation Unit Value, End of Period................. --  $14.596 $17.015 $18.260 $20.479 $19.750
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.328 $12.333 $14.407 $15.782 $15.854
   Accumulation Unit Value, End of Period................. --  $12.333 $14.407 $15.782 $15.854 $16.441
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.233 $12.081 $12.813 $12.844 $13.472
   Accumulation Unit Value, End of Period................. --  $12.081 $12.813 $12.844 $13.472 $14.434
   Number of Units Outstanding, End of Period............. --      724     757   1,561       0   1,541
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.739 $12.375 $13.207 $13.819 $15.255
   Accumulation Unit Value, End of Period................. --  $12.375 $13.207 $13.819 $15.255 $15.358
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.980 $13.443 $14.609 $15.037 $17.049
   Accumulation Unit Value, End of Period................. --  $13.443 $14.609 $15.037 $17.049 $15.667
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.221 $11.251 $11.788 $13.052 $13.124
   Accumulation Unit Value, End of Period................. --  $11.251 $11.788 $13.052 $13.124 $12.758
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.851 $13.283 $14.362 $14.483 $15.658
   Accumulation Unit Value, End of Period................. --  $13.283 $14.362 $14.483 $15.658 $15.741
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.344 $10.394 $10.617 $10.630 $10.868
   Accumulation Unit Value, End of Period................. --  $10.394 $10.617 $10.630 $10.868 $11.184
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.562 $13.320 $15.139 $16.614 $20.756
   Accumulation Unit Value, End of Period................. --  $13.320 $15.139 $16.614 $20.756 $21.998
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.679 $12.931 $14.247 $15.163 $16.899
   Accumulation Unit Value, End of Period................. --  $12.931 $14.247 $15.163 $16.899 $15.673
   Number of Units Outstanding, End of Period............. --      345     347     668       0     716
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.925 $ 9.807 $ 9.656 $ 9.684 $ 9.889
   Accumulation Unit Value, End of Period................. --  $ 9.807 $ 9.656 $ 9.684 $ 9.889 $10.134
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.966 $13.434 $14.494 $15.596 $16.561
   Accumulation Unit Value, End of Period................. --  $13.434 $14.494 $15.596 $16.561 $17.125
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.307 $14.506 $16.378 $16.964 $19.251
   Accumulation Unit Value, End of Period................. --  $14.506 $16.378 $16.964 $19.251 $17.907
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.828 $13.035 $13.713 $14.086 $15.337
   Accumulation Unit Value, End of Period................. --  $13.035 $13.713 $14.086 $15.337 $15.083
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.669 $12.027 $12.729 $12.949 $14.177
   Accumulation Unit Value, End of Period................. --  $12.027 $12.729 $12.949 $14.177 $13.997
   Number of Units Outstanding, End of Period............. --    1,476   1,519   3,101       0   3,156
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.633 $13.993 $16.642 $17.675 $21.963
   Accumulation Unit Value, End of Period................. --  $13.993 $16.642 $17.675 $21.963 $25.763
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.785 $13.499 $15.660 $17.179 $17.720
   Accumulation Unit Value, End of Period................. --  $13.499 $15.660 $17.179 $17.720 $17.990
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.566 $12.341 $12.678 $13.107 $13.518
   Accumulation Unit Value, End of Period................. --  $12.341 $12.678 $13.107 $13.518 $13.950
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.084 $12.047 $12.364
   Accumulation Unit Value, End of Period................. --       -- $11.084 $12.047 $12.364 $14.220
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.297 $11.505 $13.059
   Accumulation Unit Value, End of Period................. --       -- $11.297 $11.505 $13.059 $12.474
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.766 $13.292 $14.838 $15.924 $18.065
   Accumulation Unit Value, End of Period................. --  $13.292 $14.838 $15.924 $18.065 $18.113
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.835 $ 9.854 $10.040
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.835 $ 9.854 $10.040 $10.257
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.917 $11.683 $12.202 $12.847 $12.896
   Accumulation Unit Value, End of Period................. --  $11.683 $12.202 $12.847 $12.896 $14.712
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.275 $13.809 $14.868 $16.309 $17.676
   Accumulation Unit Value, End of Period................. --  $13.809 $14.868 $16.309 $17.676 $18.392
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.922 $11.472 $12.633
   Accumulation Unit Value, End of Period................. --       -- $10.922 $11.472 $12.633 $12.770
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.719 $12.133 $12.355
   Accumulation Unit Value, End of Period................. --       -- $10.719 $12.133 $12.355 $14.730
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.694 $12.080 $12.266
   Accumulation Unit Value, End of Period................. --       -- $10.694 $12.080 $12.266 $14.595
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.030 $12.081 $14.359
   Accumulation Unit Value, End of Period................. --  $10.000 $11.030 $12.081 $14.359 $15.417
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.793
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.793 $11.743
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.538 $15.751 $17.392 $19.025
   Accumulation Unit Value, End of Period................. --  $13.538 $15.751 $17.392 $19.025 $19.158
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.260 $12.370 $14.605
   Accumulation Unit Value, End of Period................. --       -- $11.260 $12.370 $14.605 $15.404
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.254 $12.345 $14.566
   Accumulation Unit Value, End of Period............ --       -- $11.254 $12.345 $14.566 $15.348
   Number of Units Outstanding, End of Period........ --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.366 $14.443 $19.223 $21.953 $29.563
   Accumulation Unit Value, End of Period............ --  $14.443 $19.223 $21.953 $29.563 $23.918
   Number of Units Outstanding, End of Period........ --      305     257     465       0     427



* The Allstate Advisor Preferred Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on under the Contracts on
    October 14, 2002. The MAV Death Benefit Option at 0.20% was first offered on under the Contracts on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 5 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.1



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.221
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.221 $11.713
   Number of Units Outstanding, End of Period................      --      --      --      --       0   2,185
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.412
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.412 $11.029
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.441
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.441 $11.218
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.450
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.450 $11.341
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.303
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.303 $10.661
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.700
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.700 $11.591
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.772
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.772 $11.069
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.831
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.831 $11.078
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.837 $13.310 $14.385 $14.551 $16.601
   Accumulation Unit Value, End of Period.................... $10.837 $13.310 $14.385 $14.551 $16.601 $15.618
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.187 $11.107 $12.833
   Accumulation Unit Value, End of Period....................      --      -- $11.187 $11.107 $12.833 $13.008
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.507 $10.375 $11.243
   Accumulation Unit Value, End of Period....................      --      -- $10.507 $10.375 $11.243 $11.669
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.520 $15.449 $16.827 $17.230 $18.300
   Accumulation Unit Value, End of Period.................... $11.520 $15.449 $16.827 $17.230 $18.300 $19.889
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.211 $14.473 $17.500 $18.600 $21.261
   Accumulation Unit Value, End of Period.................... $11.211 $14.473 $17.500 $18.600 $21.261 $20.277
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.204 $10.211 $10.378
   Accumulation Unit Value, End of Period....................      --      -- $10.204 $10.211 $10.378 $10.809
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.966
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.966 $11.983
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.311 $12.609 $13.876 $14.991 $17.341
   Accumulation Unit Value, End of Period.................... $10.311 $12.609 $13.876 $14.991 $17.341 $17.531
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.218 $16.771 $20.437 $25.447 $31.851
   Accumulation Unit Value, End of Period.................... $11.218 $16.771 $20.437 $25.447 $31.851 $40.076
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.462 $13.515 $15.653 $16.851 $19.997
   Accumulation Unit Value, End of Period.................... $10.462 $13.515 $15.653 $16.851 $19.997 $22.556
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.707 $12.809 $14.361 $13.601 $14.987
   Accumulation Unit Value, End of Period.................... $10.707 $12.809 $14.361 $13.601 $14.987 $16.253
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.893 $11.384 $12.752
   Accumulation Unit Value, End of Period....................      --      -- $10.893 $11.384 $12.752 $13.296
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.344 $10.240 $10.940
   Accumulation Unit Value, End of Period....................      --      -- $10.344 $10.240 $10.940 $11.349
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.877 $10.974 $12.575
   Accumulation Unit Value, End of Period....................      --      -- $10.877 $10.974 $12.575 $12.708
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.125 $11.373 $11.991
   Accumulation Unit Value, End of Period....................      --      -- $11.125 $11.373 $11.991 $14.208
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.108 $11.746 $12.882
   Accumulation Unit Value, End of Period....................      --      -- $11.108 $11.746 $12.882 $12.658
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.682 $13.015 $13.962 $14.144 $15.322
   Accumulation Unit Value, End of Period.................... $10.682 $13.015 $13.962 $14.144 $15.322 $15.491
   Number of Units Outstanding, End of Period................       0   3,513   5,350   3,601       0   3,601
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.092 $10.092 $10.348
   Accumulation Unit Value, End of Period....................      --      -- $10.092 $10.092 $10.348 $10.523
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.239 $12.750 $13.065 $13.747
   Accumulation Unit Value, End of Period....................      -- $12.239 $12.750 $13.065 $13.747 $15.292
   Number of Units Outstanding, End of Period................      --       0       0       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.135 $14.147 $16.433 $18.316 $21.005
   Accumulation Unit Value, End of Period................. $10.135 $14.147 $16.433 $18.316 $21.005 $21.770
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.647 $12.879 $13.683 $13.638 $14.557
   Accumulation Unit Value, End of Period................. $10.647 $12.879 $13.683 $13.638 $14.557 $14.155
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.164 $12.557 $13.391 $13.837 $15.516
   Accumulation Unit Value, End of Period................. $10.164 $12.557 $13.391 $13.837 $15.516 $15.788
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.340 $14.574 $16.972 $18.195 $20.386
   Accumulation Unit Value, End of Period................. $10.340 $14.574 $16.972 $18.195 $20.386 $19.639
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.047 $12.314 $14.371 $15.726 $15.782
   Accumulation Unit Value, End of Period................. $10.047 $12.314 $14.371 $15.726 $15.782 $16.349
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.537 $12.063 $12.781 $12.798 $13.411
   Accumulation Unit Value, End of Period................. $10.537 $12.063 $12.781 $12.798 $13.411 $14.354
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.374 $12.356 $13.173 $13.770 $15.186
   Accumulation Unit Value, End of Period................. $10.374 $12.356 $13.173 $13.770 $15.186 $15.272
   Number of Units Outstanding, End of Period.............       0       0       0       0       0   3,388
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.784 $13.422 $14.572 $14.984 $16.971
   Accumulation Unit Value, End of Period................. $10.784 $13.422 $14.572 $14.984 $16.971 $15.579
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.711 $11.233 $11.758 $13.006 $13.064
   Accumulation Unit Value, End of Period................. $ 9.711 $11.233 $11.758 $13.006 $13.064 $12.687
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.727 $13.263 $14.326 $14.432 $15.587
   Accumulation Unit Value, End of Period................. $10.727 $13.263 $14.326 $14.432 $15.587 $15.653
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.172 $10.378 $10.590 $10.593 $10.819
   Accumulation Unit Value, End of Period................. $10.172 $10.378 $10.590 $10.593 $10.819 $11.122
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.590 $13.300 $15.100 $16.555 $20.662
   Accumulation Unit Value, End of Period................. $10.590 $13.300 $15.100 $16.555 $20.662 $21.875
   Number of Units Outstanding, End of Period.............       0       0       0       0       0   2,437
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.394 $12.912 $14.211 $15.109 $16.822
   Accumulation Unit Value, End of Period................. $10.394 $12.912 $14.211 $15.109 $16.822 $15.585
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.972 $ 9.792 $ 9.631 $ 9.649 $ 9.843
   Accumulation Unit Value, End of Period................. $ 9.972 $ 9.792 $ 9.631 $ 9.649 $ 9.843 $10.077
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.365 $13.413 $14.457 $15.540 $16.485
   Accumulation Unit Value, End of Period................. $10.365 $13.413 $14.457 $15.540 $16.485 $17.030
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.189 $14.484 $16.336 $16.904 $19.163
   Accumulation Unit Value, End of Period................. $11.189 $14.484 $16.336 $16.904 $19.163 $17.806
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.628 $13.015 $13.679 $14.036 $15.267
   Accumulation Unit Value, End of Period................. $10.628 $13.015 $13.679 $14.036 $15.267 $14.999
   Number of Units Outstanding, End of Period.............       0   3,575   3,575   3,575       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.501 $12.009 $12.697 $12.903 $14.112
   Accumulation Unit Value, End of Period................. $10.501 $12.009 $12.697 $12.903 $14.112 $13.918
   Number of Units Outstanding, End of Period.............       0   3,695   5,484   3,719       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.455 $13.971 $16.600 $17.612 $21.862
   Accumulation Unit Value, End of Period................. $11.455 $13.971 $16.600 $17.612 $21.862 $25.619
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.359 $13.479 $15.621 $17.118 $17.639
   Accumulation Unit Value, End of Period................. $10.359 $13.479 $15.621 $17.118 $17.639 $17.890
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.096 $12.322 $12.646 $13.060 $13.456
   Accumulation Unit Value, End of Period................. $10.096 $12.322 $12.646 $13.060 $13.456 $13.872
   Number of Units Outstanding, End of Period.............       0   1,851       0   1,836       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.077 $12.027 $12.331
   Accumulation Unit Value, End of Period.................      --      -- $11.077 $12.027 $12.331 $14.167
   Number of Units Outstanding, End of Period.............      --      --       0   2,303       0   2,303
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.289 $11.485 $13.023
   Accumulation Unit Value, End of Period.................      --      -- $11.289 $11.485 $13.023 $12.427
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.639 $13.273 $14.800 $15.867 $17.982
   Accumulation Unit Value, End of Period................. $10.639 $13.273 $14.800 $15.867 $17.982 $18.011
   Number of Units Outstanding, End of Period.............       0   3,570   3,570   3,570       0   3,570
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.825 $ 9.834 $10.010
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.825 $ 9.834 $10.010 $10.215
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.398 $11.666 $12.171 $12.802 $12.838
   Accumulation Unit Value, End of Period................. $ 9.398 $11.666 $12.171 $12.802 $12.838 $14.629
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.045 $13.788 $14.831 $16.251 $17.595
   Accumulation Unit Value, End of Period................. $11.045 $13.788 $14.831 $16.251 $17.595 $18.289
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.915 $11.452 $12.598
   Accumulation Unit Value, End of Period.................      --      -- $10.915 $11.452 $12.598 $12.722
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.712 $12.112 $12.321
   Accumulation Unit Value, End of Period.................      --      -- $10.712 $12.112 $12.321 $14.674
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.687 $12.059 $12.233
   Accumulation Unit Value, End of Period.................      --      -- $10.687 $12.059 $12.233 $14.540
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.019 $12.057 $14.315
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.019 $12.057 $14.315 $15.354
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.786
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.786 $11.723
   Number of Units Outstanding, End of Period.............      --      --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.529 $15.724 $17.345 $18.954
   Accumulation Unit Value, End of Period.................      -- $13.529 $15.724 $17.345 $18.954 $19.066
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.253 $12.349 $14.565
   Accumulation Unit Value, End of Period............      --      -- $11.253 $12.349 $14.565 $15.346
   Number of Units Outstanding, End of Period........      --      --       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.246 $12.324 $14.526
   Accumulation Unit Value, End of Period............      --      -- $11.246 $12.324 $14.526 $15.291
   Number of Units Outstanding, End of Period........      --      --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.687 $14.421 $19.174 $21.875 $29.428
   Accumulation Unit Value, End of Period............ $10.687 $14.421 $19.174 $21.875 $29.428 $23.784
   Number of Units Outstanding, End of Period........       0       0       0       0       0       0



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities
    - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series
    - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Van Kampen Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 5 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option
  added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the Earnings Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.15



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.217
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.217 $11.703
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.408
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.408 $11.019
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.438
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.438 $11.208
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.446
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.446 $11.331
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.299
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.299 $10.652
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.696
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.696 $11.581
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.768
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.768 $11.060
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.828
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.828 $11.069
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.689 $13.316 $14.385 $14.543 $16.584
   Accumulation Unit Value, End of Period....................  --  $13.316 $14.385 $14.543 $16.584 $15.593
   Number of Units Outstanding, End of Period................  --      538     906   1,062       0   1,397
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.183 $11.097 $12.815
   Accumulation Unit Value, End of Period....................  --       -- $11.183 $11.097 $12.815 $12.984
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.505 $10.369 $11.230
   Accumulation Unit Value, End of Period....................  --       -- $10.505 $10.369 $11.230 $11.650
   Number of Units Outstanding, End of Period................  --       --       0     238       0   1,023
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.811 $15.457 $16.827 $17.221 $18.281
   Accumulation Unit Value, End of Period....................  --  $15.457 $16.827 $17.221 $18.281 $19.858
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.030 $14.480 $17.500 $18.590 $21.239
   Accumulation Unit Value, End of Period....................  --  $14.480 $17.500 $18.590 $21.239 $20.246
   Number of Units Outstanding, End of Period................  --        0   2,585   1,649   8,473     236
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.200 $10.202 $10.364
   Accumulation Unit Value, End of Period....................  --       -- $10.200 $10.202 $10.364 $10.789
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.962
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.962 $11.973
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.590 $12.615 $13.876 $14.983 $17.323
   Accumulation Unit Value, End of Period....................  --  $12.615 $13.876 $14.983 $17.323 $17.504
   Number of Units Outstanding, End of Period................  --        0   2,893   4,798   8,169   6,938
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.665 $16.779 $20.436 $25.434 $31.818
   Accumulation Unit Value, End of Period....................  --  $16.779 $20.436 $25.434 $31.818 $40.013
   Number of Units Outstanding, End of Period................  --        0     833     107       0     460
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.368 $13.522 $15.652 $16.842 $19.976
   Accumulation Unit Value, End of Period....................  --  $13.522 $15.652 $16.842 $19.976 $22.521
   Number of Units Outstanding, End of Period................  --      924   2,775   1,749   9,112   2,875
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.573 $12.816 $14.360 $13.593 $14.972
   Accumulation Unit Value, End of Period....................  --  $12.816 $14.360 $13.593 $14.972 $16.228
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.891 $11.376 $12.738
   Accumulation Unit Value, End of Period....................  --       -- $10.891 $11.376 $12.738 $13.274
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.343 $10.234 $10.927
   Accumulation Unit Value, End of Period....................  --       -- $10.343 $10.234 $10.927 $11.330
   Number of Units Outstanding, End of Period................  --       --       0       0       0     307
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............              $10.000 $10.875 $10.967 $12.561
   Accumulation Unit Value, End of Period....................  --       -- $10.875 $10.967 $12.561 $12.687
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.123 $11.366 $11.977
   Accumulation Unit Value, End of Period....................  --       -- $11.123 $11.366 $11.977 $14.184
   Number of Units Outstanding, End of Period................  --       --       0       0       0   1,047
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.106 $11.739 $12.867
   Accumulation Unit Value, End of Period....................  --       -- $11.106 $11.739 $12.867 $12.637
   Number of Units Outstanding, End of Period................  --       --       0      21       0      21
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.095 $13.021 $13.962 $14.137 $15.306
   Accumulation Unit Value, End of Period....................  --  $13.021 $13.962 $14.137 $15.306 $15.467
   Number of Units Outstanding, End of Period................  --        0       0       0   4,547       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $12.235 $10.091 $10.085 $10.336
   Accumulation Unit Value, End of Period....................  --       -- $12.739 $10.085 $10.336 $10.505
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.235 $12.739 $13.047 $13.721
   Accumulation Unit Value, End of Period....................  --  $12.235 $12.739 $13.047 $13.721 $15.255
   Number of Units Outstanding, End of Period................  --        0       0       0   4,997     228
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.070 $14.154 $16.433 $18.306 $20.984
   Accumulation Unit Value, End of Period....................  --  $14.154 $16.433 $18.306 $20.984 $21.736
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0

Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.717 $12.885 $13.683 $13.631 $14.541
   Accumulation Unit Value, End of Period................. --  $12.885 $13.683 $13.631 $14.541 $14.133
   Number of Units Outstanding, End of Period............. --      111   1,121   1,139       0     126
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.451 $12.562 $13.391 $13.829 $15.500
   Accumulation Unit Value, End of Period................. --  $12.562 $13.391 $13.829 $15.500 $15.764
   Number of Units Outstanding, End of Period............. --    2,777   2,230   1,907   2,433   1,150
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.701 $14.581 $16.971 $18.186 $20.365
   Accumulation Unit Value, End of Period................. --  $14.581 $16.971 $18.186 $20.365 $19.609
   Number of Units Outstanding, End of Period............. --    2,424     688     559       0     332
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.328 $12.321 $14.371 $15.718 $15.765
   Accumulation Unit Value, End of Period................. --  $12.321 $14.371 $15.718 $15.765 $16.324
   Number of Units Outstanding, End of Period............. --       81     667     664       0     658
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.233 $12.069 $12.780 $12.792 $13.397
   Accumulation Unit Value, End of Period................. --  $12.069 $12.780 $12.792 $13.397 $14.331
   Number of Units Outstanding, End of Period............. --        0       0       0       0     970
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.739 $12.362 $13.173 $13.763 $15.170
   Accumulation Unit Value, End of Period................. --  $12.362 $13.173 $13.763 $15.170 $15.248
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.980 $13.429 $14.572 $14.976 $16.954
   Accumulation Unit Value, End of Period................. --  $13.429 $14.572 $14.976 $16.954 $15.555
   Number of Units Outstanding, End of Period............. --      209     202     191       0     178
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.221 $11.239 $11.758 $12.999 $13.050
   Accumulation Unit Value, End of Period................. --  $11.239 $11.758 $12.999 $13.050 $12.667
   Number of Units Outstanding, End of Period............. --      170     681     679   5,083     673
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.851 $13.270 $14.325 $14.424 $15.570
   Accumulation Unit Value, End of Period................. --  $13.270 $14.325 $14.424 $15.570 $15.629
   Number of Units Outstanding, End of Period............. --      205     198     194       0     193
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.344 $10.383 $10.590 $10.587 $10.807
   Accumulation Unit Value, End of Period................. --  $10.383 $10.590 $10.587 $10.807 $11.105
   Number of Units Outstanding, End of Period............. --      496     512     529       0   1,484
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.562 $13.562 $15.100 $16.546 $20.640
   Accumulation Unit Value, End of Period................. --  $13.307 $15.100 $16.546 $20.640 $21.841
   Number of Units Outstanding, End of Period............. --      113     113     112       0     367
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.679 $12.918 $14.211 $15.101 $16.804
   Accumulation Unit Value, End of Period................. --  $12.918 $14.211 $15.101 $16.804 $15.561
   Number of Units Outstanding, End of Period............. --        0       0       0  10,672       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.925 $ 9.797 $ 9.631 $ 9.644 $ 9.833
   Accumulation Unit Value, End of Period................. --  $ 9.797 $ 9.631 $ 9.644 $ 9.833 $10.061
   Number of Units Outstanding, End of Period............. --        0       0   3,596       0   2,335
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.966 $13.420 $14.457 $15.532 $16.468
   Accumulation Unit Value, End of Period................. --  $13.420 $14.457 $15.532 $16.468 $17.003
   Number of Units Outstanding, End of Period............. --        0       0       0   4,543       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.307 $14.491 $16.336 $16.895 $19.143
   Accumulation Unit Value, End of Period................. --  $14.491 $16.336 $16.895 $19.143 $17.779
   Number of Units Outstanding, End of Period............. --        0       0       0       0     195
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.828 $13.021 $13.678 $14.029 $15.251
   Accumulation Unit Value, End of Period................. --  $13.021 $13.678 $14.029 $15.251 $14.976
   Number of Units Outstanding, End of Period............. --    2,136     316     314       0     310
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.669 $12.015 $12.697 $12.896 $14.097
   Accumulation Unit Value, End of Period................. --  $12.015 $12.697 $12.896 $14.097 $13.897
   Number of Units Outstanding, End of Period............. --      120     119     118  12,506     116
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.633 $13.978 $16.600 $17.603 $21.840
   Accumulation Unit Value, End of Period................. --  $13.978 $16.600 $17.603 $21.840 $25.579
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.785 $13.485 $15.620 $17.109 $17.621
   Accumulation Unit Value, End of Period................. --  $13.485 $15.620 $17.109 $17.621 $17.862
   Number of Units Outstanding, End of Period............. --        0       0       0   2,111       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.566 $12.328 $12.645 $13.054 $13.442
   Accumulation Unit Value, End of Period................. --  $12.328 $12.645 $13.054 $13.442 $13.850
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.073 $12.017 $12.314
   Accumulation Unit Value, End of Period................. --       -- $11.073 $12.017 $12.314 $14.140
   Number of Units Outstanding, End of Period............. --       --     606   1,517       0     432
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.285 $11.475 $13.006
   Accumulation Unit Value, End of Period................. --       -- $11.285 $11.475 $13.006 $12.404
   Number of Units Outstanding, End of Period............. --       --       0      22       0     302
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.766 $13.279 $14.800 $15.859 $17.963
   Accumulation Unit Value, End of Period................. --  $13.279 $14.800 $15.859 $17.963 $17.983
   Number of Units Outstanding, End of Period............. --    2,683   3,812   4,924   6,481   5,761
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.820 $ 9.824 $ 9.994
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.820 $ 9.824 $ 9.994 $10.194
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.917 $11.671 $12.171 $12.795 $12.824
   Accumulation Unit Value, End of Period................. --  $11.671 $12.171 $12.795 $12.824 $14.607
   Number of Units Outstanding, End of Period............. --      335     494     867  13,724     856
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.275 $13.795 $14.830 $16.242 $17.577
   Accumulation Unit Value, End of Period................. --  $13.795 $14.830 $16.242 $17.577 $18.261
   Number of Units Outstanding, End of Period............. --        0     561     633       0      16
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.911 $11.443 $12.581
   Accumulation Unit Value, End of Period................. --       -- $10.911 $11.443 $12.581 $12.698
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.708 $12.102 $12.304
   Accumulation Unit Value, End of Period................. --       -- $10.708 $12.102 $12.304 $14.647
   Number of Units Outstanding, End of Period............. --       --   3,326   3,956   4,518   4,809
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.683 $12.049 $12.216
   Accumulation Unit Value, End of Period................. --       -- $10.683 $12.049 $12.216 $14.513
   Number of Units Outstanding, End of Period............. --       --       0       0       0   1,042
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.013 $12.044 $14.293
   Accumulation Unit Value, End of Period................. --  $10.000 $11.013 $12.044 $14.293 $15.322
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.783
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.783 $11.713
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.524 $15.711 $17.321 $18.919
   Accumulation Unit Value, End of Period................. --  $13.524 $15.711 $17.321 $18.919 $19.021
   Number of Units Outstanding, End of Period............. --      179     442     454       0     772

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.249 $12.339 $14.545
   Accumulation Unit Value, End of Period............ --       -- $11.249 $12.339 $14.545 $15.317
   Number of Units Outstanding, End of Period........ --       --   4,702   2,835   2,357   2,343
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.242 $12.314 $14.507
   Accumulation Unit Value, End of Period............ --       -- $11.242 $12.314 $14.507 $15.262
   Number of Units Outstanding, End of Period........ --       --       0       0       0   1,106
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.366 $14.429 $19.174 $21.864 $29.398
   Accumulation Unit Value, End of Period............ --  $14.429 $19.174 $21.864 $29.398 $23.747
   Number of Units Outstanding, End of Period........ --       69     576     574   3,742     569



* The Allstate Advisor Preferred Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government Sub-Account, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities
    - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series
    - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 5 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.210
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.210 $11.683
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.401
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.401 $11.000
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.430
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.430 $11.189
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.439
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.439 $11.311
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.292
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.292 $10.634
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.690
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.690 $11.561
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.761
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.761 $11.041
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.821
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.821 $11.050
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.681 $13.296 $14.349 $14.492 $16.508
   Accumulation Unit Value, End of Period....................  --  $13.296 $14.349 $14.492 $16.508 $15.506
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.175 $11.078 $12.780
   Accumulation Unit Value, End of Period....................  --       -- $11.175 $11.078 $12.780 $12.935
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.503 $10.356 $11.205
   Accumulation Unit Value, End of Period....................  --       -- $10.503 $10.356 $11.205 $11.611
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.801 $15.433 $16.784 $17.160 $18.198
   Accumulation Unit Value, End of Period....................  --  $15.433 $16.784 $17.160 $18.198 $19.747
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.021 $14.458 $17.455 $18.524 $21.142
   Accumulation Unit Value, End of Period....................  --  $14.458 $17.455 $18.524 $21.142 $20.132
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.193 $10.184 $10.336
   Accumulation Unit Value, End of Period....................  --       -- $10.193 $10.184 $10.336 $10.748
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.955
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.955 $11.952
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.581 $12.596 $13.841 $14.929 $17.243
   Accumulation Unit Value, End of Period....................  --  $12.596 $13.841 $14.929 $17.243 $17.406
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.655 $16.754 $20.384 $25.344 $31.673
   Accumulation Unit Value, End of Period....................  --  $16.754 $20.384 $25.344 $31.673 $39.789
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.359 $13.501 $15.612 $16.782 $19.885
   Accumulation Unit Value, End of Period....................  --  $13.501 $15.612 $16.782 $19.885 $22.395
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.563 $12.796 $14.324 $13.545 $14.903
   Accumulation Unit Value, End of Period....................  --  $12.796 $14.324 $13.545 $14.903 $16.137
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.888 $11.362 $12.709
   Accumulation Unit Value, End of Period....................  --       -- $10.888 $11.362 $12.709 $13.230
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.340 $10.221 $10.902
   Accumulation Unit Value, End of Period....................  --       -- $10.340 $10.221 $10.902 $11.293
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.873 $10.953 $12.532
   Accumulation Unit Value, End of Period....................  --       -- $10.873 $10.953 $12.532 $12.645
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.120 $11.351 $11.949
   Accumulation Unit Value, End of Period....................  --       -- $11.120 $11.351 $11.949 $14.137
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.103 $11.724 $12.838
   Accumulation Unit Value, End of Period....................  --       -- $11.103 $11.724 $12.838 $12.595
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.085 $13.001 $13.926 $14.086 $15.236
   Accumulation Unit Value, End of Period....................  --  $13.001 $13.926 $14.086 $15.236 $15.380
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.088 $10.073 $10.312
   Accumulation Unit Value, End of Period....................  --       -- $10.088 $10.073 $10.312 $10.471
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.227 $12.718 $13.011 $13.670
   Accumulation Unit Value, End of Period....................  --  $12.227 $12.718 $13.011 $13.670 $15.183
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.062 $14.133 $16.391 $18.241 $20.888
   Accumulation Unit Value, End of Period....................  --  $14.133 $16.391 $18.241 $20.888 $21.614
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.708 $12.866 $13.648 $13.583 $14.475
   Accumulation Unit Value, End of Period....................  --  $12.866 $13.648 $13.583 $14.475 $14.054
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.442 $12.544 $13.357 $13.780 $15.429
   Accumulation Unit Value, End of Period................. --  $12.544 $13.357 $13.780 $15.429 $15.676
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.692 $14.559 $16.928 $18.121 $20.272
   Accumulation Unit Value, End of Period................. --  $14.559 $16.928 $18.121 $20.272 $19.499
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.319 $12.302 $14.334 $15.662 $15.693
   Accumulation Unit Value, End of Period................. --  $12.302 $14.334 $15.662 $15.693 $16.232
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.224 $12.050 $12.748 $12.746 $13.336
   Accumulation Unit Value, End of Period................. --  $12.050 $12.748 $12.746 $13.336 $14.251
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.730 $12.344 $13.139 $13.714 $15.100
   Accumulation Unit Value, End of Period................. --  $12.344 $13.139 $13.714 $15.100 $15.163
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.971 $13.408 $14.535 $14.923 $16.876
   Accumulation Unit Value, End of Period................. --  $13.408 $14.535 $14.923 $16.876 $15.468
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.213 $11.222 $11.728 $12.953 $12.991
   Accumulation Unit Value, End of Period................. --  $11.222 $11.728 $12.953 $12.991 $12.596
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.841 $13.249 $14.289 $14.373 $15.499
   Accumulation Unit Value, End of Period................. --  $13.249 $14.289 $14.373 $15.499 $15.541
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.335 $10.368 $10.563 $10.549 $10.758
   Accumulation Unit Value, End of Period................. --  $10.368 $10.563 $10.549 $10.758 $11.042
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.554 $13.286 $15.062 $16.488 $20.546
   Accumulation Unit Value, End of Period................. --  $13.286 $15.062 $16.488 $20.546 $21.719
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.670 $12.898 $14.175 $15.048 $16.727
   Accumulation Unit Value, End of Period................. --  $12.898 $14.175 $15.048 $16.727 $15.474
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.917 $ 9.782 $ 9.606 $ 9.610 $ 9.788
   Accumulation Unit Value, End of Period................. --  $ 9.782 $ 9.606 $ 9.610 $ 9.788 $10.005
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.957 $13.399 $14.420 $15.477 $16.392
   Accumulation Unit Value, End of Period................. --  $13.399 $14.420 $15.477 $16.392 $16.908
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.298 $14.298 $16.294 $16.835 $19.056
   Accumulation Unit Value, End of Period................. --  $14.469 $16.294 $16.835 $19.056 $17.679
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.819 $13.002 $13.644 $13.979 $15.182
   Accumulation Unit Value, End of Period................. --  $13.002 $13.644 $13.979 $15.182 $14.892
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.660 $11.997 $12.665 $12.851 $14.033
   Accumulation Unit Value, End of Period................. --  $11.997 $12.665 $12.851 $14.033 $13.819
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.623 $13.957 $16.558 $17.540 $21.740
   Accumulation Unit Value, End of Period................. --  $13.957 $16.558 $17.540 $21.740 $25.436
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.776 $13.465 $15.580 $17.048 $17.540
   Accumulation Unit Value, End of Period................. --  $13.465 $15.580 $17.048 $17.540 $17.762
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.557 $12.309 $12.613 $13.007 $13.380
   Accumulation Unit Value, End of Period................. --  $12.309 $12.613 $13.007 $13.380 $13.773
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.066 $11.996 $12.280
   Accumulation Unit Value, End of Period................. --       -- $11.066 $11.996 $12.280 $14.087
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.278 $11.456 $12.970
   Accumulation Unit Value, End of Period................. --       -- $11.278 $11.456 $12.970 $12.357
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.757 $13.259 $14.762 $15.803 $17.881
   Accumulation Unit Value, End of Period................. --  $13.259 $14.762 $15.803 $17.881 $17.883
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.810 $ 9.803 $ 9.964
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.810 $ 9.803 $ 9.964 $10.152
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.909 $11.654 $12.140 $12.749 $12.765
   Accumulation Unit Value, End of Period................. --  $11.654 $12.140 $12.749 $12.765 $14.525
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.265 $13.774 $14.793 $16.184 $17.496
   Accumulation Unit Value, End of Period................. --  $13.774 $14.793 $16.184 $17.496 $18.159
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.903 $11.423 $12.547
   Accumulation Unit Value, End of Period................. --       -- $10.903 $11.423 $12.547 $12.650
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.701 $12.081 $12.271
   Accumulation Unit Value, End of Period................. --       -- $10.701 $12.081 $12.271 $14.592
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.676 $12.028 $12.183
   Accumulation Unit Value, End of Period................. --       -- $10.676 $12.028 $12.183 $14.459
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.002 $12.020 $14.250
   Accumulation Unit Value, End of Period................. --  $10.000 $11.002 $12.020 $14.250 $15.260
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0

Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period....... --       --      --      -- $10.000 $ 9.776
   Accumulation Unit Value, End of Period.............. --       --      --      -- $ 9.776 $11.692
   Number of Units Outstanding, End of Period.......... --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period....... --  $10.000 $13.515 $15.684 $17.274 $18.848
   Accumulation Unit Value, End of Period.............. --  $13.515 $15.684 $17.274 $18.848 $18.930
   Number of Units Outstanding, End of Period.......... --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.... --       -- $10.000 $11.241 $12.318 $14.505
   Accumulation Unit Value, End of Period.............. --       -- $11.241 $12.318 $14.505 $15.260
   Number of Units Outstanding, End of Period.......... --       --       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.... --       -- $10.000 $11.234 $12.293 $14.467
   Accumulation Unit Value, End of Period.............. --       -- $11.234 $12.293 $14.467 $15.205
   Number of Units Outstanding, End of Period.......... --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period....... --  $11.357 $14.407 $19.125 $21.786 $29.263
   Accumulation Unit Value, End of Period.............. --  $14.407 $19.125 $21.786 $29.263 $23.614
   Number of Units Outstanding, End of Period.......... --        0       0       0       0       0



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 3 Year Withdrawal Charge Option - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
                               (Annual Increase)
                   Option, either added prior to May 1, 2003
                          Mortality & Expense = 1.65



                                                                        For the Year Ending December 31
                                                              ---------------------------------------------------
Sub-Accounts                                                   2002     2003    2004     2005     2006     2007
------------                                                  ------- -------- ------- -------- -------- --------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --       --      --       -- $ 10.000 $ 10.252
   Accumulation Unit Value, End of Period....................      --       --      --       -- $ 10.252 $ 11.804
   Number of Units Outstanding, End of Period................      --       --      --       --    1,376    5,607
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --       --      --       -- $ 10.000 $ 10.444
   Accumulation Unit Value, End of Period....................      --       --      --       -- $ 10.444 $ 11.114
   Number of Units Outstanding, End of Period................      --       --      --       --        0        0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --       --      --       -- $ 10.000 $ 10.473
   Accumulation Unit Value, End of Period....................      --       --      --       -- $ 10.473 $ 11.304
   Number of Units Outstanding, End of Period................      --       --      --       --        0        0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --       --      --       -- $ 10.000 $ 10.482
   Accumulation Unit Value, End of Period....................      --       --      --       -- $ 10.482 $ 11.428
   Number of Units Outstanding, End of Period................      --       --      --       --        0        0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --       --      --       -- $ 10.000 $ 10.335
   Accumulation Unit Value, End of Period....................      --       --      --       -- $ 10.335 $ 10.743
   Number of Units Outstanding, End of Period................      --       --      --       --        0        0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --       --      --       -- $ 10.000 $  9.729
   Accumulation Unit Value, End of Period....................      --       --      --       -- $  9.729 $ 11.680
   Number of Units Outstanding, End of Period................      --       --      --       --        0      591
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --       --      --       -- $ 10.000 $ 10.805
   Accumulation Unit Value, End of Period....................      --       --      --       -- $ 10.805 $ 11.155
   Number of Units Outstanding, End of Period................      --       --      --       --      489      499
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --       --      --       -- $ 10.000 $  9.862
   Accumulation Unit Value, End of Period....................      --       --      --       -- $  9.862 $ 11.164
   Number of Units Outstanding, End of Period................      --       --      --       --      535    1,925
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $ 10.847 $13.384 $ 14.532 $ 14.767 $ 16.925
   Accumulation Unit Value, End of Period.................... $10.847 $ 13.384 $14.532 $ 14.767 $ 16.925 $ 15.996
   Number of Units Outstanding, End of Period................   3,122   49,341  45,079   41,706   27,891   24,754
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --       -- $10.000 $ 11.221 $ 11.192 $ 12.991
   Accumulation Unit Value, End of Period....................      --       -- $11.221 $ 11.192 $ 12.991 $ 13.229
   Number of Units Outstanding, End of Period................      --       --  13,789   86,897  125,455  121,431
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --       -- $10.000 $ 10.519 $ 10.435 $ 11.360
   Accumulation Unit Value, End of Period....................      --       -- $10.519 $ 10.435 $ 11.360 $ 11.844
   Number of Units Outstanding, End of Period................      --       --   3,104   47,589   51,871   53,666
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $ 11.531 $15.535 $ 16.999 $ 17.486 $ 18.658
   Accumulation Unit Value, End of Period.................... $11.531 $ 15.535 $16.999 $ 17.486 $ 18.658 $ 20.371
   Number of Units Outstanding, End of Period................     645    9,235  10,788    9,707    7,710    3,602
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $ 11.222 $14.554 $ 17.679 $ 18.876 $ 21.676
   Accumulation Unit Value, End of Period.................... $11.222 $ 14.554 $17.679 $ 18.876 $ 21.676 $ 20.769
   Number of Units Outstanding, End of Period................   1,646   31,656  27,979   38,111   33,863   20,633
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --       -- $10.000 $ 10.235 $ 10.289 $ 10.506
   Accumulation Unit Value, End of Period....................      --       -- $10.235 $ 10.289 $ 10.506 $ 10.993
   Number of Units Outstanding, End of Period................      --       --   3,966   11,756   18,941   17,285
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --       --      --       -- $ 10.000 $ 11.000
   Accumulation Unit Value, End of Period....................      --       --      --       -- $ 11.000 $ 12.076
   Number of Units Outstanding, End of Period................      --       --      --       --   11,811    2,807
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $ 10.321 $12.679 $ 14.018 $ 15.213 $ 17.679
   Accumulation Unit Value, End of Period.................... $10.321 $ 12.679 $14.018 $ 15.213 $ 17.679 $ 17.956
   Number of Units Outstanding, End of Period................   3,185  112,715  94,649  111,583   90,584   68,660
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $ 11.229 $16.864 $ 20.645 $ 25.825 $ 32.472
   Accumulation Unit Value, End of Period.................... $11.229 $ 16.864 $20.645 $ 25.825 $ 32.472 $ 41.046
   Number of Units Outstanding, End of Period................       0    1,230   6,257   10,587   14,249    6,309
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $ 10.472 $13.591 $ 15.812 $ 17.101 $ 20.387
   Accumulation Unit Value, End of Period.................... $10.472 $ 13.591 $15.812 $ 17.101 $ 20.387 $ 23.103
   Number of Units Outstanding, End of Period................     379   39,683  52,040   78,581   65,429   56,707
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $ 10.718 $12.881 $ 14.507 $ 13.803 $ 15.280
   Accumulation Unit Value, End of Period.................... $10.718 $ 12.881 $14.507 $ 13.803 $ 15.280 $ 16.647
   Number of Units Outstanding, End of Period................       0   18,254  17,915   12,172    7,151    6,266
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --       -- $10.000 $ 10.905 $ 11.449 $ 12.884
   Accumulation Unit Value, End of Period....................      --       -- $10.905 $ 11.449 $ 12.884 $ 13.496
   Number of Units Outstanding, End of Period................      --       --   4,326   19,149   20,946   20,835
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --       -- $10.000 $ 10.356 $ 10.299 $ 11.053
   Accumulation Unit Value, End of Period....................      --       -- $10.356 $ 10.299 $ 11.053 $ 11.520
   Number of Units Outstanding, End of Period................      --       --       0   29,717   30,855   31,238
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --       -- $10.000 $ 10.889 $ 11.036 $ 12.705
   Accumulation Unit Value, End of Period....................      --       -- $10.889 $ 11.036 $ 12.705 $ 12.899
   Number of Units Outstanding, End of Period................      --       --   2,298   43,592   76,411   63,243
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --       -- $10.000 $ 11.137 $ 11.438 $ 12.115
   Accumulation Unit Value, End of Period....................      --       -- $11.137 $ 11.438 $ 12.115 $ 14.421
   Number of Units Outstanding, End of Period................      --       --     759   11,227   18,878   18,745
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --       -- $10.000 $ 11.120 $ 11.814 $ 13.015
   Accumulation Unit Value, End of Period....................      --       -- $11.120 $ 11.814 $ 13.015 $ 12.849
   Number of Units Outstanding, End of Period................      --       --   3,885   40,893   33,262   28,899
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $ 10.693 $13.087 $ 14.105 $ 14.354 $ 15.621
   Accumulation Unit Value, End of Period.................... $10.693 $ 13.087 $10.104 $ 14.354 $ 15.621 $ 15.866
   Number of Units Outstanding, End of Period................       0   21,150   1,419   30,046   27,216   22,528
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --       -- $10.000 $ 10.104 $ 10.150 $ 10.455
   Accumulation Unit Value, End of Period....................      --       -- $10.104 $ 10.150 $ 10.455 $ 10.681
   Number of Units Outstanding, End of Period................      --       --   1,419   13,954   17,661   25,464
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $ 10.000 $12.277 $ 12.848 $ 13.226 $ 13.980
   Accumulation Unit Value, End of Period....................      -- $ 12.277 $12.848 $ 13.226 $ 13.980 $ 15.623
   Number of Units Outstanding, End of Period................      --      595  10,053   36,814   52,497   39,510
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $ 10.145 $14.227 $ 16.601 $ 18.588 $ 21.415
   Accumulation Unit Value, End of Period.................... $10.145 $ 14.227 $16.601 $ 18.588 $ 21.415 $ 22.297
   Number of Units Outstanding, End of Period................   1,829   28,051  29,108   24,577   24,005   15,545
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $ 10.658 $12.951 $ 13.823 $ 13.841 $ 14.841
   Accumulation Unit Value, End of Period.................... $10.658 $ 12.951 $13.823 $ 13.841 $ 14.841 $ 14.498
   Number of Units Outstanding, End of Period................     476   35,410  27,583   29,813   18,262   12,128
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $ 10.174 $12.627 $ 13.528 $ 14.042 $ 15.819
   Accumulation Unit Value, End of Period.................... $10.174 $ 12.627 $13.528 $ 14.042 $ 15.819 $ 16.171
   Number of Units Outstanding, End of Period................   1,301   71,489  64,704   80,045   65,180   54,979
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $ 10.350 $14.655 $ 17.145 $ 18.465 $ 20.784
   Accumulation Unit Value, End of Period.................... $10.350 $ 14.655 $17.145 $ 18.465 $ 20.784 $ 20.115

   Number of Units Outstanding, End of Period...........     111   10,718  20,508   28,931   18,713   14,173
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.057 $12.384 $ 14.518 $ 15.959 $ 16.090
   Accumulation Unit Value, End of Period............... $10.057 $ 12.384 $14.518 $ 15.959 $ 16.090 $ 16.745
   Number of Units Outstanding, End of Period...........       0    3,775  12,868   10,815    7,610    6,423
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.548 $12.130 $ 12.911 $ 12.989 $ 13.673
   Accumulation Unit Value, End of Period............... $10.548 $ 12.130 $12.911 $ 12.989 $ 13.673 $ 14.702
   Number of Units Outstanding, End of Period...........   1,210   76,396  76,286  112,337   93,029   79,147
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.384 $12.425 $ 13.308 $ 13.975 $ 15.482
   Accumulation Unit Value, End of Period............... $10.384 $ 12.425 $13.308 $ 13.975 $ 15.482 $ 15.642
   Number of Units Outstanding, End of Period...........       0   19,761  20,052   18,237   13,889   10,518
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.794 $13.497 $ 14.721 $ 15.207 $ 17.303
   Accumulation Unit Value, End of Period............... $10.794 $ 13.497 $14.721 $ 15.207 $ 17.303 $ 15.957
   Number of Units Outstanding, End of Period...........   2,435   40,400  38,099   40,730   35,665   25,941
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ $10.000 $  9.720 $11.296 $ 11.878 $ 13.199 $ 13.319
   Accumulation Unit Value, End of Period............... $ 9.720 $ 11.296 $11.878 $ 13.199 $ 13.319 $ 12.994
   Number of Units Outstanding, End of Period...........       0    6,096   5,595    6,079    3,407    1,381
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.737 $13.337 $ 14.472 $ 14.646 $ 15.891
   Accumulation Unit Value, End of Period............... $10.737 $ 13.337 $14.472 $ 14.646 $ 15.891 $ 16.032
   Number of Units Outstanding, End of Period...........     262   64,728  31,796   43,204   20,149   19,494
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.182 $10.436 $ 10.699 $ 10.750 $ 11.030
   Accumulation Unit Value, End of Period............... $10.182 $ 10.436 $10.699 $ 10.750 $ 11.030 $ 11.391
   Number of Units Outstanding, End of Period...........   3,023  125,589  91,959   82,720   54,703   40,910
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.601 $13.374 $ 15.254 $ 16.801 $ 21.065
   Accumulation Unit Value, End of Period............... $10.601 $ 13.374 $15.254 $ 16.801 $ 21.065 $ 22.405
   Number of Units Outstanding, End of Period...........   1,010   19,443  20,930   36,963   33,451   23,641
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.404 $12.984 $ 14.356 $ 15.334 $ 17.150
   Accumulation Unit Value, End of Period............... $10.404 $ 12.984 $14.356 $ 15.334 $ 17.150 $ 15.963
   Number of Units Outstanding, End of Period...........   2,066   24,417  24,361   20,530   13,578   11,651
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $  9.981 $ 9.847 $  9.730 $  9.793 $ 10.036
   Accumulation Unit Value, End of Period............... $ 9.981 $  9.847 $ 9.730 $  9.793 $ 10.036 $ 10.321
   Number of Units Outstanding, End of Period...........  11,208   15,887  16,835   38,833  184,852  279,989
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ $10.000 $ 10.375 $13.488 $ 14.605 $ 15.771 $ 16.807
   Accumulation Unit Value, End of Period............... $10.375 $ 13.488 $14.605 $ 15.771 $ 16.807 $ 17.442
   Number of Units Outstanding, End of Period...........      52    1,448   2,989    3,101    2,485    1,468
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 11.200 $14.565 $ 16.503 $ 17.155 $ 19.537
   Accumulation Unit Value, End of Period............... $11.200 $ 14.565 $16.503 $ 17.155 $ 19.537 $ 18.238
   Number of Units Outstanding, End of Period...........     252   21,462  19,117   23,980   13,015   13,703
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ $10.000 $ 10.639 $13.088 $ 13.818 $ 14.245 $ 15.565
   Accumulation Unit Value, End of Period............... $10.639 $ 13.088 $13.818 $ 14.245 $ 15.565 $ 15.363
   Number of Units Outstanding, End of Period...........       0    8,645   7,590    5,751    5,819    5,223
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.511 $12.076 $ 12.827 $ 13.095 $ 14.387
   Accumulation Unit Value, End of Period............... $10.511 $ 12.076 $12.827 $ 13.095 $ 14.387 $ 14.256
   Number of Units Outstanding, End of Period...........   3,032   82,777  55,943   48,408   31,498   27,058
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ $10.000 $ 11.466 $14.049 $ 16.770 $ 17.874 $ 22.289
   Accumulation Unit Value, End of Period............... $11.466 $ 14.049 $16.770 $ 17.874 $ 22.289 $ 26.240
   Number of Units Outstanding, End of Period...........       0    6,333   6,231    6,768    4,360    3,658
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.369 $13.554 $ 15.780 $ 17.373 $ 17.983
   Accumulation Unit Value, End of Period............... $10.369 $ 13.554 $15.780 $ 17.373 $ 17.983 $ 18.323
   Number of Units Outstanding, End of Period...........     817   20,444  36,016   21,900   11,785    7,209
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.106 $12.391 $ 12.775 $ 13.254 $ 13.718
   Accumulation Unit Value, End of Period............... $10.106 $ 12.391 $12.775 $ 13.254 $ 13.718 $ 14.208
   Number of Units Outstanding, End of Period...........     960   71,806  68,155   63,699   44,712   32,939
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period........      --       -- $10.000 $ 11.111 $ 12.119 $ 12.482
   Accumulation Unit Value, End of Period...............      --       -- $11.111 $ 12.119 $ 12.482 $ 14.408
   Number of Units Outstanding, End of Period...........      --       --   1,623    8,801    1,305      295
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --       -- $10.000 $ 11.324 $ 11.573 $ 13.184
   Accumulation Unit Value, End of Period...............      --       -- $11.324 $ 11.573 $ 13.184 $ 12.638
   Number of Units Outstanding, End of Period...........      --       --   6,474   45,332   67,014   67,604
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 10.649 $13.347 $ 14.951 $ 16.103 $ 18.333
   Accumulation Unit Value, End of Period............... $10.649 $ 13.347 $14.951 $ 16.103 $ 18.333 $ 18.448
   Number of Units Outstanding, End of Period...........       0   66,674  89,875   87,198   55,643   45,968
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $ 10.000 $10.000 $  9.870 $  9.924 $ 10.148
   Accumulation Unit Value, End of Period...............      -- $ 10.000 $ 9.870 $  9.924 $ 10.148 $ 10.404
   Number of Units Outstanding, End of Period...........      --        0   4,113   12,546   14,647   14,304
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $  9.407 $11.731 $ 12.295 $ 12.992 $ 13.088
   Accumulation Unit Value, End of Period............... $ 9.407 $ 11.731 $12.295 $ 12.992 $ 13.088 $ 14.984
   Number of Units Outstanding, End of Period...........     327   18,129  35,057   23,352   17,013   15,325
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period         $10.000 $ 11.056 $13.865 $ 14.982 $ 16.492 $ 17.939
   Accumulation Unit Value, End of Period............... $11.056 $ 13.865 $14.982 $ 16.492 $ 17.939 $ 18.733
   Number of Units Outstanding, End of Period...........       0    1,331   2,913   22,074    7,160    6,204
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period              --       -- $10.000 $ 10.948 $ 11.540 $ 12.753
   Accumulation Unit Value, End of Period...............      --       -- $10.948 $ 11.540 $ 12.753 $ 12.938
   Number of Units Outstanding, End of Period...........      --       --       0    8,590   10,855   11,699
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period           --       -- $10.000 $ 10.745 $ 12.205 $ 12.473
   Accumulation Unit Value, End of Period...............      --       -- $10.745 $ 12.205 $ 12.473 $ 14.924
   Number of Units Outstanding, End of Period...........      --       --  14,171   10,339    6,302    2,190
   Van Kampen UIF Equity Growth Portfolio, Class II.....
(4)(5) Accumulation Unit Value, Beginning of Period           --       -- $10.000 $ 10.720 $ 12.152 $ 12.383
   Accumulation Unit Value, End of Period...............      --       -- $10.720 $ 12.152 $ 12.383 $ 14.788
   Number of Units Outstanding, End of Period...........      --       --       0        0        0        0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period              -- $ 10.000 $10.000 $ 11.069 $ 12.168 $ 14.514
   Accumulation Unit Value, End of Period...............      -- $ 10.000 $11.069 $ 12.168 $ 14.514 $ 15.638
   Number of Units Outstanding, End of Period...........      --        0   1,992   18,939   16,588   13,392
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period              --       --      --       -- $ 10.000 $  9.816
   Accumulation Unit Value, End of Period...............      --       --      --       -- $  9.816 $ 11.813
   Number of Units Outstanding, End of Period...........      --       --      --       --    2,576    4,058
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period              -- $ 10.000 $13.570 $ 15.845 $ 17.558 $ 19.276
   Accumulation Unit Value, End of Period...............      -- $ 13.570 $15.845 $ 17.558 $ 19.276 $ 19.480
   Number of Units Outstanding, End of Period...........      --        0     143      442      440        0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period           --       -- $10.000 $ 11.287 $ 12.444 $ 14.744
   Accumulation Unit Value, End of Period...............      --       -- $11.287 $ 12.444 $ 14.744 $ 15.607
   Number of Units Outstanding, End of Period...........      --       --  24,180   20,008   12,817    7,743
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period           --       -- $10.000 $ 11.281 $ 12.419 $ 14.705
   Accumulation Unit Value, End of Period...............      --       -- $11.281 $ 12.419 $ 14.705 $ 15.551
   Number of Units Outstanding, End of Period...........      --       --     835    4,441    7,945    8,853
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period         $10.000 $ 10.697 $14.502 $ 19.370 $ 22.200 $ 30.002
   Accumulation Unit Value, End of Period............... $10.697 $ 14.502 $19.370 $ 22.200 $ 30.002 $ 24.361
   Number of Units Outstanding, End of Period...........     547   23,937  22,777   34,848   18,684   13,978



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31,

    2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series
    - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 3 Year Withdrawal Charge Option - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.7



                                                                       For the Year Ending December 31
                                                              -------------------------------------------------
Sub-Accounts                                                  2002   2003     2004     2005     2006     2007
------------                                                  ---- -------- -------- -------- -------- --------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --        --       --       -- $ 10.000 $ 10.249
   Accumulation Unit Value, End of Period....................  --        --       --       -- $ 10.249 $ 11.794
   Number of Units Outstanding, End of Period................  --        --       --       --   95,022  121,540
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --        --       --       -- $ 10.000 $ 10.440
   Accumulation Unit Value, End of Period....................  --        --       --       -- $ 10.440 $ 11.104
   Number of Units Outstanding, End of Period................  --        --       --       --        0        0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --        --       --       -- $ 10.000 $ 10.470
   Accumulation Unit Value, End of Period....................  --        --       --       -- $ 10.470 $ 11.295
   Number of Units Outstanding, End of Period................  --        --       --       --      510   14,083
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --        --       --       -- $ 10.000 $ 10.479
   Accumulation Unit Value, End of Period....................  --        --       --       -- $ 10.479 $ 11.419
   Number of Units Outstanding, End of Period................  --        --       --       --        0        0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --        --       --       -- $ 10.000 $ 10.331
   Accumulation Unit Value, End of Period....................  --        --       --       -- $ 10.331 $ 10.734
   Number of Units Outstanding, End of Period................  --        --       --       --        0    1,146
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --        --       --       -- $ 10.000 $  9.726
   Accumulation Unit Value, End of Period....................  --        --       --       -- $  9.726 $ 11.670
   Number of Units Outstanding, End of Period................  --        --       --       --    1,963    1,962
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --        --       --       -- $ 10.000 $ 10.802
   Accumulation Unit Value, End of Period....................  --        --       --       -- $ 10.802 $ 11.145
   Number of Units Outstanding, End of Period................  --        --       --       --   11,397   19,727
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --        --       --       -- $ 10.000 $  9.858
   Accumulation Unit Value, End of Period....................  --        --       --       -- $  9.858 $ 11.154
   Number of Units Outstanding, End of Period................  --        --       --       --   14,676   16,709
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $ 10.707 $ 13.380 $ 14.520 $ 14.747 $ 16.894
   Accumulation Unit Value, End of Period....................  --  $ 13.380 $ 14.520 $ 14.747 $ 16.894 $ 15.958
   Number of Units Outstanding, End of Period................  --   106,640  168,320  201,833  188,552  139,484
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --        -- $ 10.000 $ 11.217 $ 11.183 $ 12.973
   Accumulation Unit Value, End of Period....................  --        -- $ 11.217 $ 11.183 $ 12.973 $ 13.205
   Number of Units Outstanding, End of Period................  --        --   40,765  252,900  387,564  494,750
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --        -- $ 10.000 $ 10.517 $ 10.428 $ 11.347
   Accumulation Unit Value, End of Period....................  --        -- $ 10.517 $ 10.428 $ 11.347 $ 11.825
   Number of Units Outstanding, End of Period................  --        --    2,065  114,186  231,859  261,540
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $ 11.830 $ 15.530 $ 16.985 $ 17.463 $ 18.623
   Accumulation Unit Value, End of Period....................  --  $ 15.530 $ 16.985 $ 17.463 $ 18.623 $ 20.323
   Number of Units Outstanding, End of Period................  --         0      364      278        0        0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $ 11.048 $ 14.549 $ 17.664 $ 18.850 $ 21.636
   Accumulation Unit Value, End of Period....................  --  $ 14.549 $ 17.664 $ 18.850 $ 21.636 $ 20.719
   Number of Units Outstanding, End of Period................  --    41,983   79,024  115,437  129,132  100,872
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --        -- $ 10.000 $ 10.232 $ 10.280 $ 10.492
   Accumulation Unit Value, End of Period....................  --        -- $ 10.232 $ 10.280 $ 10.492 $ 10.972
   Number of Units Outstanding, End of Period................  --        --   12,386   58,153   60,733   86,497
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --        --       --       -- $ 10.000 $ 10.996
   Accumulation Unit Value, End of Period....................  --        --       --       -- $ 10.996 $ 12.065
   Number of Units Outstanding, End of Period................  --        --       --       --   28,333   63,878
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $ 10.608 $ 12.675 $ 14.006 $ 15.193 $ 17.646
   Accumulation Unit Value, End of Period....................  --  $ 12.675 $ 14.006 $ 15.193 $ 17.646 $ 17.913
   Number of Units Outstanding, End of Period................  --   139,012  246,897  320,928  360,228  377,159
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $ 11.684 $ 16.859 $ 20.628 $ 25.790 $ 32.412
   Accumulation Unit Value, End of Period....................  --  $ 16.859 $ 20.628 $ 25.790 $ 32.412 $ 40.949
   Number of Units Outstanding, End of Period................  --     4,660   27,210   46,520   57,030   57,207
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $ 10.385 $ 13.586 $ 15.799 $ 17.078 $ 20.349
   Accumulation Unit Value, End of Period....................  --  $ 13.586 $ 15.799 $ 17.078 $ 20.349 $ 23.048
   Number of Units Outstanding, End of Period................  --     8,491   46,831  110,590  175,585  203,640
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $ 11.592 $ 12.877 $ 14.495 $ 13.784 $ 15.251
   Accumulation Unit Value, End of Period....................  --  $ 12.877 $ 14.495 $ 13.784 $ 15.251 $ 16.608
   Number of Units Outstanding, End of Period................  --         0        0        0        0        0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --        -- $ 10.000 $ 10.904 $ 11.442 $ 12.870
   Accumulation Unit Value, End of Period....................  --        -- $ 10.904 $ 11.442 $ 12.870 $ 13.474
   Number of Units Outstanding, End of Period................  --        --      782   40,156   42,869   47,353
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --        -- $ 10.000 $ 10.355 $ 10.292 $ 11.040
   Accumulation Unit Value, End of Period....................  --        -- $ 10.355 $ 10.292 $ 11.040 $ 11.501
   Number of Units Outstanding, End of Period................  --        --    1,618   67,321  114,882  130,274
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --        -- $ 10.000 $ 10.888 $ 11.029 $ 12.691
   Accumulation Unit Value, End of Period....................  --        -- $ 10.888 $ 11.029 $ 12.691 $ 12.878
   Number of Units Outstanding, End of Period................  --        --   16,320   57,442   96,962  110,080
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --        -- $ 10.000 $ 11.136 $ 11.431 $ 12.101
   Accumulation Unit Value, End of Period....................  --        -- $ 11.136 $ 11.431 $ 12.101 $ 14.398
   Number of Units Outstanding, End of Period................  --        --      229   31,434   32,210   44,456
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --        -- $ 10.000 $ 11.119 $ 11.806 $ 13.001
   Accumulation Unit Value, End of Period....................  --        -- $ 11.119 $ 11.806 $ 13.001 $ 12.828
   Number of Units Outstanding, End of Period................  --        --    6,222  119,670  188,920  202,350
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $ 11.113 $ 13.083 $ 14.093 $ 14.335 $ 15.592
   Accumulation Unit Value, End of Period....................  --  $ 13.083 $ 14.093 $ 14.335 $ 15.592 $ 15.829
   Number of Units Outstanding, End of Period................  --    58,873  116,357  132,273  117,082   86,099
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --        -- $ 10.102 $ 10.102 $ 10.143 $ 10.443
   Accumulation Unit Value, End of Period....................  --        -- $ 10.102 $ 10.143 $ 10.443 $ 10.663
   Number of Units Outstanding, End of Period................  --        --    2,147   10,017   98,550  165,945
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $ 10.000 $ 12.273 $ 12.837 $ 13.208 $ 13.954
   Accumulation Unit Value, End of Period....................  --  $ 12.273 $ 12.837 $ 13.208 $ 13.954 $ 15.586
   Number of Units Outstanding, End of Period................  --    72,134  113,530  192,147  203,721  174,939
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $ 10.087 $ 14.222 $ 16.587 $ 18.563 $ 21.375
   Accumulation Unit Value, End of Period....................  --  $ 14.222 $ 16.587 $ 18.563 $ 21.375 $ 22.244
   Number of Units Outstanding, End of Period................  --    18,054   39,482   47,693   56,569   38,551
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $ 11.737 $ 12.737 $ 13.811 $ 13.822 $ 14.813
   Accumulation Unit Value, End of Period....................  --  $ 12.946 $ 13.811 $ 13.822 $ 14.813 $ 14.463
   Number of Units Outstanding, End of Period................  --    26,448   75,167   96,810   87,751   68,835
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $ 10.468 $ 12.623 $ 13.517 $ 14.023 $ 15.790
   Accumulation Unit Value, End of Period....................  --  $ 12.623 $ 13.517 $ 14.023 $ 15.790 $ 16.133
   Number of Units Outstanding, End of Period................  --    58,438  137,524  220,347  267,841  246,982
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $ 10.719 $ 14.650 $ 17.130 $ 18.440 $ 20.745
   Accumulation Unit Value, End of Period....................  --  $ 14.650 $ 17.130 $ 18.440 $ 20.745 $ 20.067
   Number of Units Outstanding, End of Period................  --    26,125   48,101  100,152   99,257   96,136

Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... --  $10.345 $ 12.379 $ 14.505 $ 15.938 $ 16.060
   Accumulation Unit Value, End of Period............... --  $12.379 $ 14.093 $ 15.938 $ 16.060 $ 16.706
   Number of Units Outstanding, End of Period........... --   57,983  116,357   48,893   53,784   40,435
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period......... --  $11.252 $ 12.126 $ 12.900 $ 12.971 $ 13.647
   Accumulation Unit Value, End of Period............... --  $12.126 $ 12.900 $ 12.971 $ 13.647 $ 14.667
   Number of Units Outstanding, End of Period........... --   54,870  166,406  250,821  289,729  231,759
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.757 $ 12.421 $ 13.297 $ 13.956 $ 15.453
   Accumulation Unit Value, End of Period............... --  $12.421 $ 13.297 $ 13.956 $ 15.453 $ 15.605
   Number of Units Outstanding, End of Period........... --   20,605   34,170   41,881   60,615   43,781
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.998 $ 13.493 $ 14.709 $ 15.186 $ 17.270
   Accumulation Unit Value, End of Period............... --  $13.493 $ 14.709 $ 15.186 $ 17.270 $ 15.919
   Number of Units Outstanding, End of Period........... --   41,372   91,586   99,147   80,694   50,554
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ --  $10.238 $ 11.238 $ 11.868 $ 13.181 $ 13.294
   Accumulation Unit Value, End of Period............... --  $11.292 $ 11.868 $ 13.181 $ 13.294 $ 12.963
   Number of Units Outstanding, End of Period........... --   25,169   40,280   37,614   18,764   18,138
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $11.871 $ 13.333 $ 14.460 $ 14.626 $ 15.861
   Accumulation Unit Value, End of Period............... --  $13.333 $ 14.460 $ 14.626 $ 15.861 $ 15.994
   Number of Units Outstanding, End of Period........... --   59,202   86,839  103,679   90,218   58,012
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.361 $ 10.433 $ 10.689 $ 10.736 $ 11.009
   Accumulation Unit Value, End of Period............... --  $10.433 $ 10.689 $ 10.736 $ 11.009 $ 11.364
   Number of Units Outstanding, End of Period........... --   96,913  121,090  217,515  273,762  261,358
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.586 $ 13.370 $ 15.242 $ 16.778 $ 21.025
   Accumulation Unit Value, End of Period............... --  $13.370 $ 15.242 $ 16.778 $ 21.025 $ 22.352
   Number of Units Outstanding, End of Period........... --   24,552   44,477   61,105   77,418   85,822
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.697 $ 12.980 $ 14.344 $ 15.313 $ 17.118
   Accumulation Unit Value, End of Period............... --  $12.980 $ 14.344 $ 15.313 $ 17.118 $ 15.925
   Number of Units Outstanding, End of Period........... --   12,684   15,786   22,962   31,435   30,857
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $ 9.942 $  9.844 $  9.721 $  9.779 $ 10.017
   Accumulation Unit Value, End of Period............... --  $ 9.844 $  9.721 $  9.779 $ 10.017 $ 10.297
   Number of Units Outstanding, End of Period........... --   55,489  101,571  152,666  361,573  440,143
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ --  $10.984 $ 13.484 $ 14.592 $ 15.750 $ 16.775
   Accumulation Unit Value, End of Period............... --  $13.484 $ 14.592 $ 15.750 $ 16.775 $ 17.401
   Number of Units Outstanding, End of Period........... --   14,480   23,310   21,483   10,779    1,436
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $11.326 $ 14.560 $ 16.489 $ 17.132 $ 19.501
   Accumulation Unit Value, End of Period............... --  $14.560 $ 16.489 $ 17.132 $ 19.501 $ 18.195
   Number of Units Outstanding, End of Period........... --    7,769   31,282   75,938  107,474  106,073
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ --  $10.846 $ 13.083 $ 13.807 $ 14.225 $ 15.536
   Accumulation Unit Value, End of Period............... --  $13.083 $ 13.807 $ 14.225 $ 15.536 $ 15.326
   Number of Units Outstanding, End of Period........... --   13,274   15,197   14,148    7,965    2,938
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.687 $ 12.072 $ 12.816 $ 13.077 $ 14.360
   Accumulation Unit Value, End of Period............... --  $12.072 $ 12.816 $ 13.077 $ 14.360 $ 14.222
   Number of Units Outstanding, End of Period........... --   49,138   73,484   91,875   90,231   96,261
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period........ --  $11.652 $ 14.045 $ 16.755 $ 17.849 $ 22.247
   Accumulation Unit Value, End of Period............... --  $14.045 $ 16.755 $ 17.849 $ 22.247 $ 26.178
   Number of Units Outstanding, End of Period........... --    6,117   11,257   10,843   10,360    6,476
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.803 $ 13.549 $ 15.767 $ 17.349 $ 17.950
   Accumulation Unit Value, End of Period............... --  $13.549 $ 15.767 $ 17.349 $ 17.950 $ 18.280
   Number of Units Outstanding, End of Period........... --   15,849   17,896   21,013   12,560   11,929
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.583 $ 12.387 $ 12.764 $ 13.237 $ 13.693
   Accumulation Unit Value, End of Period............... --  $12.387 $ 12.764 $ 13.237 $ 13.693 $ 14.174
   Number of Units Outstanding, End of Period........... --   76,715  111,836  119,635  113,668   60,933
Van Kampen LIT Aggressive Growth Portfolio, Class II
   (3) Accumulation Unit Value, Beginning of Period..... --       -- $ 10.000 $ 11.107 $ 12.109 $ 12.465
   Accumulation Unit Value, End of Period............... --       -- $ 11.107 $ 12.109 $ 12.465 $ 14.381
   Number of Units Outstanding, End of Period........... --       --   28,829   29,073   32,827   26,455
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --       -- $ 10.000 $ 11.320 $ 11.563 $ 13.166
   Accumulation Unit Value, End of Period............... --       -- $ 11.320 $ 11.563 $ 13.166 $ 12.615
   Number of Units Outstanding, End of Period........... --       --   26,034  114,241  173,439  176,320
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.784 $ 13.342 $ 14.938 $ 16.081 $ 18.299
   Accumulation Unit Value, End of Period............... --  $13.342 $ 14.938 $ 16.081 $ 18.299 $ 18.404
   Number of Units Outstanding, End of Period........... --   81,920  116,195  158,780  168,659  150,651
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.000 $ 10.000 $  9.865 $  9.914 $ 10.133
   Accumulation Unit Value, End of Period............... --  $10.000 $  9.865 $  9.914 $ 10.133 $ 10.383
   Number of Units Outstanding, End of Period........... --        0   54,623   78,315  103,626   70,061
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $ 9.934 $ 11.727 $ 12.285 $ 12.974 $ 13.064
   Accumulation Unit Value, End of Period............... --  $11.727 $ 12.285 $ 12.974 $ 13.064 $ 14.948
   Number of Units Outstanding, End of Period........... --   19,952   40,948   57,708   55,144   43,465
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $12.295 $ 13.861 $ 14.969 $ 16.470 $ 17.905
   Accumulation Unit Value, End of Period............... --  $13.861 $ 14.969 $ 16.470 $ 17.905 $ 18.688
   Number of Units Outstanding, End of Period........... --    2,023   14,959   25,358   27,849   22,251
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       -- $ 10.000 $ 10.944 $ 11.531 $ 12.736
   Accumulation Unit Value, End of Period............... --       -- $ 10.944 $ 11.531 $ 12.736 $ 12.914
   Number of Units Outstanding, End of Period........... --       --    9,635   34,872   67,320   61,192
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $ 10.000 $ 10.741 $ 12.195 $ 12.456
   Accumulation Unit Value, End of Period............... --       -- $ 10.741 $ 12.195 $ 12.456 $ 14.896
   Number of Units Outstanding, End of Period........... --       --   42,054   72,168   63,726   55,789
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $ 10.000 $ 10.716 $ 12.142 $ 12.367
   Accumulation Unit Value, End of Period............... --       -- $ 10.716 $ 12.142 $ 12.367 $ 14.760
   Number of Units Outstanding, End of Period........... --       --    6,894    7,641    5,919    2,510
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $ 10.000 $ 11.064 $ 12.155 $ 14.491
   Accumulation Unit Value, End of Period............... --  $10.000 $ 11.064 $ 12.155 $ 14.491 $ 15.607
   Number of Units Outstanding, End of Period........... --        0   11,362   72,263  120,934  126,386
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       --       --       -- $ 10.000 $  9.813
   Accumulation Unit Value, End of Period............... --       --       --       -- $  9.813 $ 11.803
   Number of Units Outstanding, End of Period........... --       --       --       --   30,168   58,767
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $ 13.566 $ 15.831 $ 17.534 $ 19.240
   Accumulation Unit Value, End of Period............... --  $13.566 $ 15.831 $ 17.534 $ 19.240 $ 19.433
   Number of Units Outstanding, End of Period........... --    8,142   14,958   16,106   16,458    9,515
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $ 10.000 $ 11.283 $ 12.433 $ 14.724
   Accumulation Unit Value, End of Period............... --       -- $ 11.283 $ 12.433 $ 14.724 $ 15.578
   Number of Units Outstanding, End of Period........... --       --  107,936   60,263   52,225   33,633
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $ 10.000 $ 11.277 $ 12.408 $ 14.685
   Accumulation Unit Value, End of Period............... --       -- $ 11.277 $ 12.408 $ 14.685 $ 15.522
   Number of Units Outstanding, End of Period........... --       --    8,383   14,350   48,721   62,653
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $11.385 $ 14.497 $ 19.354 $ 22.170 $ 29.946
   Accumulation Unit Value, End of Period............... --  $14.497 $ 19.354 $ 22.170 $ 29.946 $ 24.303
   Number of Units Outstanding, End of Period........... --   22,762   47,604   68,844   74,616   74,887



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series -

    Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 3 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.75



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.245
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.245 $11.784
   Number of Units Outstanding, End of Period................      --      --      --      --   1,628   1,628
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.437
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.437 $11.095
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.466
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.466 $11.285
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.475
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.475 $11.409
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.327
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.327 $10.725
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.723
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.723 $11.660
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.798
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.798 $11.136
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.855
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.855 $11.145
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.845 $13.368 $14.500 $14.719 $16.853
   Accumulation Unit Value, End of Period.................... $10.845 $13.368 $14.500 $14.719 $16.853 $15.911
   Number of Units Outstanding, End of Period................       0   2,409   3,296   3,246   2,364   1,226
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.214 $11.173 $12.956
   Accumulation Unit Value, End of Period....................      --      -- $11.214 $11.173 $12.956 $13.180
   Number of Units Outstanding, End of Period................      --      --     331   3,228   4,677   5,059
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.516 $10.422 $11.334
   Accumulation Unit Value, End of Period....................      --      -- $10.516 $10.422 $11.334 $11.805
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.529 $15.516 $16.961 $17.429 $18.578
   Accumulation Unit Value, End of Period.................... $11.529 $15.516 $16.961 $17.429 $18.578 $20.263
   Number of Units Outstanding, End of Period................     466     466       4       4       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.219 $14.536 $17.639 $18.814 $21.583
   Accumulation Unit Value, End of Period.................... $11.219 $14.536 $17.639 $18.814 $21.583 $20.659
   Number of Units Outstanding, End of Period................       0   2,809   2,892   2,831   1,460     752
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.228 $10.272 $10.477
   Accumulation Unit Value, End of Period....................      --      -- $10.228 $10.272 $10.477 $10.952
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.992
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.992 $12.055
   Number of Units Outstanding, End of Period................      --      --      --      --     264     264
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.319 $12.663 $13.986 $15.164 $17.603
   Accumulation Unit Value, End of Period.................... $10.319 $12.663 $13.986 $15.164 $17.603 $17.861
   Number of Units Outstanding, End of Period................       0   2,593   3,452   4,085   3,340   2,174
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.227 $16.844 $20.599 $25.741 $32.334
   Accumulation Unit Value, End of Period.................... $11.227 $16.844 $20.599 $25.741 $32.334 $40.829
   Number of Units Outstanding, End of Period................       0       0     140     111     105     103
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.470 $13.574 $15.777 $17.045 $20.300
   Accumulation Unit Value, End of Period.................... $10.470 $13.574 $15.777 $17.045 $20.300 $22.981
   Number of Units Outstanding, End of Period................       0     660   1,313   1,642   2,456   1,852
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.715 $12.865 $14.475 $13.758 $15.214
   Accumulation Unit Value, End of Period.................... $10.715 $12.865 $14.475 $13.758 $15.214 $16.559
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.902 $11.435 $12.855
   Accumulation Unit Value, End of Period....................      --      -- $10.902 $11.435 $12.855 $13.452
   Number of Units Outstanding, End of Period................      --      --       0     444     431     416
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.353 $10.286 $11.028
   Accumulation Unit Value, End of Period....................      --      -- $10.353 $10.286 $11.028 $11.482
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio               t
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.886 $11.022 $12.676
   Accumulation Unit Value, End of Period....................      --      -- $10.886 $11.022 $12.676 $12.856
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.134 $11.424 $12.087
   Accumulation Unit Value, End of Period....................      --      -- $11.134 $11.424 $12.087 $14.374
   Number of Units Outstanding, End of Period................      --      --       0       0     459     459
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.117 $11.799 $12.986
   Accumulation Unit Value, End of Period....................      --      -- $11.117 $11.799 $12.986 $12.806
   Number of Units Outstanding, End of Period................      --      --       0     266     264     262
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.690 $13.071 $14.073 $14.307 $15.554
   Accumulation Unit Value, End of Period.................... $10.690 $13.071 $14.073 $14.307 $15.554 $15.782
   Number of Units Outstanding, End of Period................     939   1,175   1,221   1,088     627     619
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.101 $10.137 $10.431
   Accumulation Unit Value, End of Period....................      --      -- $10.101 $10.137 $10.431 $10.646
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.268 $12.826 $13.190 $13.928
   Accumulation Unit Value, End of Period....................      -- $12.268 $12.826 $13.190 $13.928 $15.549
   Number of Units Outstanding, End of Period................      --   2,307   2,327   2,400   1,333     873
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.143 $14.209 $16.564 $18.527 $21.324
   Accumulation Unit Value, End of Period.................... $10.143 $14.209 $16.564 $18.527 $21.324 $22.179
   Number of Units Outstanding, End of Period................       0     279     704     680     583     431
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.655 $12.935 $13.792 $13.796 $14.777
   Accumulation Unit Value, End of Period.................... $10.655 $12.935 $13.792 $13.796 $14.777 $14.421
   Number of Units Outstanding, End of Period................       0     237     466     463       0       0

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.172 $12.611 $13.498 $13.997 $15.751
   Accumulation Unit Value, End of Period................. $10.172 $12.611 $13.498 $13.997 $15.751 $16.085
   Number of Units Outstanding, End of Period.............     901   3,165   2,743   2,591   2,060   2,046
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.348 $14.637 $17.106 $18.405 $20.695
   Accumulation Unit Value, End of Period................. $10.348 $14.637 $17.106 $18.405 $20.695 $20.009
   Number of Units Outstanding, End of Period.............       0     105   1,048     764     517     511
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.055 $12.368 $14.485 $15.907 $16.021
   Accumulation Unit Value, End of Period................. $10.055 $12.368 $14.485 $15.907 $16.021 $16.657
   Number of Units Outstanding, End of Period.............       0     409       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.545 $12.115 $12.882 $12.946 $13.614
   Accumulation Unit Value, End of Period................. $10.545 $12.115 $12.882 $12.946 $13.614 $14.624
   Number of Units Outstanding, End of Period.............   1,215   3,691   6,403   6,061   3,055   2,575
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.382 $12.410 $13.278 $13.929 $15.416
   Accumulation Unit Value, End of Period................. $10.382 $12.410 $13.278 $13.929 $15.416 $15.559
   Number of Units Outstanding, End of Period.............       0   1,426   2,327   2,588   2,580   1,737
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.792 $13.481 $14.688 $15.157 $17.229
   Accumulation Unit Value, End of Period................. $10.792 $13.481 $14.688 $15.157 $17.229 $15.872
   Number of Units Outstanding, End of Period.............      54   3,423   2,979   2,936   1,219     643
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.718 $11.282 $11.852 $13.156 $13.262
   Accumulation Unit Value, End of Period................. $ 9.718 $11.282 $11.852 $13.156 $13.262 $12.925
   Number of Units Outstanding, End of Period.............       0     472     483     443     463     504
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.735 $13.321 $14.440 $14.599 $15.823
   Accumulation Unit Value, End of Period................. $10.735 $13.321 $14.440 $14.599 $15.823 $15.948
   Number of Units Outstanding, End of Period.............       0     721   2,067  19,321  18,522  19,017
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.179 $10.424 $10.674 $10.715 $10.983
   Accumulation Unit Value, End of Period................. $10.179 $10.424 $10.674 $10.715 $10.983 $11.331
   Number of Units Outstanding, End of Period.............     674   5,912   5,061   5,373   1,540   1,025
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.598 $13.358 $15.220 $16.746 $20.975
   Accumulation Unit Value, End of Period................. $10.598 $13.358 $15.220 $16.746 $20.975 $22.286
   Number of Units Outstanding, End of Period.............       0     892   1,615   1,937   1,510   1,227
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.401 $12.968 $14.324 $15.284 $17.076
   Accumulation Unit Value, End of Period................. $10.401 $12.968 $14.324 $15.284 $17.076 $15.878
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.979 $ 9.835 $ 9.708 $ 9.761 $ 9.993
   Accumulation Unit Value, End of Period................. $ 9.979 $ 9.835 $ 9.708 $ 9.761 $ 9.993 $10.266
   Number of Units Outstanding, End of Period.............       0     265   2,737   2,812   2,609   1,980
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.373 $13.472 $14.572 $15.720 $16.735
   Accumulation Unit Value, End of Period................. $10.373 $13.472 $14.572 $15.720 $16.735 $17.350
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.198 $14.547 $16.466 $17.099 $19.453
   Accumulation Unit Value, End of Period................. $11.198 $14.547 $16.466 $17.099 $19.453 $18.141
   Number of Units Outstanding, End of Period.............       0       0   1,287   1,026     857     537
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.636 $13.072 $13.787 $14.198 $15.499
   Accumulation Unit Value, End of Period................. $10.636 $13.072 $13.787 $14.198 $15.499 $15.281
   Number of Units Outstanding, End of Period.............       0     200       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.509 $12.061 $12.798 $13.052 $14.326
   Accumulation Unit Value, End of Period................. $10.509 $12.061 $12.798 $13.052 $14.326 $14.180
   Number of Units Outstanding, End of Period.............       0   2,690   3,984   3,849   3,331   2,462
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.464 $14.032 $16.732 $17.815 $22.194
   Accumulation Unit Value, End of Period................. $11.464 $14.032 $16.732 $17.815 $22.194 $26.101
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.367 $13.537 $15.745 $17.316 $17.907
   Accumulation Unit Value, End of Period................. $10.367 $13.537 $15.745 $17.316 $17.907 $18.226
   Number of Units Outstanding, End of Period.............       0   2,118   1,673   1,617     569     554
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.103 $12.376 $12.746 $13.211 $13.660
   Accumulation Unit Value, End of Period................. $10.103 $12.376 $12.746 $13.211 $13.660 $14.133
   Number of Units Outstanding, End of Period.............     890   5,279   6,442   5,936   3,934   3,053
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.103 $12.099 $12.449
   Accumulation Unit Value, End of Period.................      --      -- $11.103 $12.099 $12.449 $14.354
   Number of Units Outstanding, End of Period.............      --      --     666     623     602     526
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.316 $11.554 $13.148
   Accumulation Unit Value, End of Period.................      --      -- $11.316 $11.554 $13.148 $12.591
   Number of Units Outstanding, End of Period.............      --      --       0     499     496     494
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.647 $13.330 $14.917 $16.051 $18.254
   Accumulation Unit Value, End of Period................. $10.647 $13.330 $14.917 $16.051 $18.254 $18.350
   Number of Units Outstanding, End of Period.............       0   2,415   4,190   4,064   3,867   3,797
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.860 $ 9.904 $10.117
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.860 $ 9.904 $10.117 $10.362
   Number of Units Outstanding, End of Period.............      --       0   1,795   1,761   1,804   1,672
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.405 $11.716 $12.268 $12.949 $13.032
   Accumulation Unit Value, End of Period................. $ 9.405 $11.716 $12.268 $12.949 $13.032 $14.905
   Number of Units Outstanding, End of Period.............       0     896   1,342   1,410   1,207     425
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.053 $13.848 $14.948 $16.438 $17.862
   Accumulation Unit Value, End of Period................. $11.053 $13.848 $14.948 $16.438 $17.862 $18.633
   Number of Units Outstanding, End of Period.............       0       0     934     853     839     780
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.941 $11.521 $12.719
   Accumulation Unit Value, End of Period.................      --      -- $10.941 $11.521 $12.719 $12.890
   Number of Units Outstanding, End of Period.............      --      --       0     441     435     434
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.738 $12.184 $12.439
   Accumulation Unit Value, End of Period.................      --      -- $10.738 $12.184 $12.439 $14.868
   Number of Units Outstanding, End of Period.............      --      --     856     752       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.712 $12.131 $12.350
   Accumulation Unit Value, End of Period.................      --      -- $10.712 $12.131 $12.350 $14.732
   Number of Units Outstanding, End of Period.............      --      --      82      76      80      71
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.058 $12.143 $14.469
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.058 $12.143 $14.469 $15.575
   Number of Units Outstanding, End of Period.............      --       0       0     357     355     353
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      -- $10.000 $10.000 $ 9.809
   Accumulation Unit Value, End of Period.................      --      --      -- $10.000 $ 9.809 $11.793
   Number of Units Outstanding, End of Period.............      --      --      --       0       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.561 $15.818 $17.510 $19.204
   Accumulation Unit Value, End of Period.................      -- $13.561 $15.818 $17.510 $19.204 $19.387
   Number of Units Outstanding, End of Period.............      --     418     361     359     357       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.280 $12.423 $14.704
   Accumulation Unit Value, End of Period.................      --      -- $11.280 $12.423 $14.704 $15.548
   Number of Units Outstanding, End of Period.............      --      --   1,270     442     398     377
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.273 $12.398 $14.665
   Accumulation Unit Value, End of Period.................      --      -- $11.273 $12.398 $14.665 $15.493

   Number of Units Outstanding, End of Period......      --      --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period... $10.000 $10.695 $14.484 $19.327 $22.128 $29.874
   Accumulation Unit Value, End of Period.......... $10.695 $14.484 $19.327 $22.128 $29.874 $24.232
   Number of Units Outstanding, End of Period......       0     688   1,360   1,220   1,114   1,111



* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income (5) Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VTResearch - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 3 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003 or With the Enhanced
 Beneficiary Protection (Annual Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                    For the Year Ending December 31
                                                          ---------------------------------------------------
Sub-Accounts                                               2002    2003     2004     2005     2006     2007
------------                                              ------- ------- -------- -------- -------- --------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..........      --      --       --       -- $ 10.000 $ 10.242
   Accumulation Unit Value, End of Period................      --      --       --       -- $ 10.242 $ 11.774
   Number of Units Outstanding, End of Period............      --      --       --       --    8,349   21,067
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..........      --      --       --       -- $ 10.000 $ 10.433
   Accumulation Unit Value, End of Period................      --      --       --       -- $ 10.433 $ 11.085
   Number of Units Outstanding, End of Period............      --      --       --       --        0        0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..........      --      --       --       -- $ 10.000 $ 10.463
   Accumulation Unit Value, End of Period................      --      --       --       -- $ 10.463 $ 11.275
   Number of Units Outstanding, End of Period............      --      --       --       --    6,764   11,814
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..........      --      --       --       -- $ 10.000 $ 10.472
   Accumulation Unit Value, End of Period................      --      --       --       -- $ 10.472 $ 11.399
   Number of Units Outstanding, End of Period............      --      --       --       --        0        0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..........      --      --       --       -- $ 10.000 $ 10.324
   Accumulation Unit Value, End of Period................      --      --       --       -- $ 10.324 $ 10.716
   Number of Units Outstanding, End of Period............      --      --       --       --        0        0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..........      --      --       --       -- $ 10.000 $  9.720
   Accumulation Unit Value, End of Period................      --      --       --       -- $  9.720 $ 11.650
   Number of Units Outstanding, End of Period............      --      --       --       --        0        0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..........      --      --       --       -- $ 10.000 $ 10.794
   Accumulation Unit Value, End of Period................      --      --       --       -- $ 10.794 $ 11.126
   Number of Units Outstanding, End of Period............      --      --       --       --        0        0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..........      --      --       --       -- $ 10.000 $  9.852
   Accumulation Unit Value, End of Period................      --      --       --       -- $  9.852 $ 11.135
   Number of Units Outstanding, End of Period............      --      --       --       --    1,804    1,455
FTVIP Franklin Growth and Income Securities Fund - Class
  2
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.844 $ 13.359 $ 14.483 $ 14.695 $ 16.817
   Accumulation Unit Value, End of Period................ $10.844 $13.359 $ 14.483 $ 14.695 $ 16.817 $ 15.869
   Number of Units Outstanding, End of Period............       0  98,148  109,227  113,871   94,459   79,494
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..........      --      -- $ 10.000 $ 11.210 $ 11.164 $ 12.938
   Accumulation Unit Value, End of Period................      --      -- $ 11.210 $ 11.164 $ 12.938 $ 13.155
   Number of Units Outstanding, End of Period............      --      --   19,467   93,549  138,742  134,476
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..........      --      -- $ 10.000 $ 10.515 $ 10.415 $ 11.321
   Accumulation Unit Value, End of Period................      --      -- $ 10.515 $ 10.415 $ 11.321 $ 11.786
   Number of Units Outstanding, End of Period............      --      --    1,154   37,142   68,499   62,843
FTVIP Franklin Small-Mid Cap Growth Securities Fund -
  Class 2
(1) Accumulation Unit Value, Beginning of Period......... $10.000 $11.528 $ 15.507 $ 16.942 $ 17.401 $ 18.538
   Accumulation Unit Value, End of Period................ $11.528 $15.507 $ 16.942 $ 17.401 $ 18.538 $ 20.209
   Number of Units Outstanding, End of Period............     536   9,198    6,656    6,326    3,227    1,135
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.218 $ 14.527 $ 17.619 $ 18.784 $ 21.537
   Accumulation Unit Value, End of Period................ $11.218 $14.527 $ 17.619 $ 18.784 $ 21.537 $ 20.604
   Number of Units Outstanding, End of Period............     819  35,922   47,975   55,040   45,665   44,326
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..........      --      -- $ 10.000 $ 10.225 $ 10.263 $ 10.463
   Accumulation Unit Value, End of Period................      --      -- $ 10.225 $ 10.263 $ 10.463 $ 10.931
   Number of Units Outstanding, End of Period............      --      --      176    1,854    5,117   29,897
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..........      --      --       --       -- $ 10.000 $ 10.989
   Accumulation Unit Value, End of Period................      --      --       --       -- $ 10.989 $ 12.045
   Number of Units Outstanding, End of Period............      --      --       --       --    2,210   10,011
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.318 $ 12.656 $ 13.971 $ 15.139 $ 17.566
   Accumulation Unit Value, End of Period................ $10.318 $12.656 $ 13.971 $ 15.139 $ 17.566 $ 17.813
   Number of Units Outstanding, End of Period............   3,032  83,235  103,523  120,949  141,029  144,092
FTVIP Templeton Developing Markets Securities Fund -
  Class 2
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.226 $ 16.833 $ 20.576 $ 25.699 $ 32.264
   Accumulation Unit Value, End of Period................ $11.226 $16.833 $ 20.576 $ 25.699 $ 32.264 $ 40.721
   Number of Units Outstanding, End of Period............       0  17,819    8,488   12,992   11,880   15,205
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.468 $ 13.564 $ 15.759 $ 17.017 $ 20.256
   Accumulation Unit Value, End of Period................ $10.468 $13.564 $ 15.759 $ 17.017 $ 20.256 $ 22.920
   Number of Units Outstanding, End of Period............       0  14,556   24,268   39,542   48,162   52,888
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period......... $10.000 $10.714 $ 12.857 $ 14.458 $ 13.735 $ 15.182
   Accumulation Unit Value, End of Period................ $10.714 $12.857 $ 14.458 $ 13.735 $ 15.182 $ 16.515
   Number of Units Outstanding, End of Period............       0   1,912    1,903    1,874    1,864      468
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..........      --      -- $ 10.000 $ 10.901 $ 11.427 $ 12.840
   Accumulation Unit Value, End of Period................      --      -- $ 10.901 $ 11.427 $ 12.840 $ 13.429
   Number of Units Outstanding, End of Period............      --      --    1,104    3,666    5,910    6,924
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..........      --      -- $ 10.000 $ 10.352 $ 10.279 $ 11.015
   Accumulation Unit Value, End of Period................      --      -- $ 10.352 $ 10.279 $ 11.015 $ 11.463
   Number of Units Outstanding, End of Period............      --      --        0   11,747   33,173   37,013
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..........      --      -- $ 10.000 $ 10.885 $ 11.015 $ 12.662
   Accumulation Unit Value, End of Period................      --      -- $ 10.885 $ 11.015 $ 12.662 $ 12.835
   Number of Units Outstanding, End of Period............      --      --    2,680    6,703   12,101   12,806
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..........      --      -- $ 10.000 $ 11.133 $ 11.417 $ 12.073
   Accumulation Unit Value, End of Period................      --      -- $ 11.133 $ 11.417 $ 12.073 $ 14.350

   Number of Units Outstanding, End of Period............      --      --   1,325    4,636    7,789   11,280
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $ 11.116 $ 11.791 $ 12.971
   Accumulation Unit Value, End of Period................      --      -- $11.116 $ 11.791 $ 12.971 $ 12.785
   Number of Units Outstanding, End of Period............      --      --   6,288   49,961   64,141   70,453
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.689 $13.063 $ 14.057 $ 14.284 $ 15.521
   Accumulation Unit Value, End of Period................ $10.689 $13.063 $14.057 $ 14.284 $ 15.521 $ 15.740
   Number of Units Outstanding, End of Period............       0  56,222  55,093   33,413   24,243   21,953
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $ 10.100 $ 10.130 $ 10.419
   Accumulation Unit Value, End of Period................      --      -- $10.100 $ 10.130 $ 10.419 $ 10.628
   Number of Units Outstanding, End of Period............      --      --       0    1,655   11,977   16,100
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..........      -- $10.000 $12.264 $ 12.815 $ 13.172 $ 13.902
   Accumulation Unit Value, End of Period................      -- $12.264 $12.815 $ 13.172 $ 13.902 $ 15.512
   Number of Units Outstanding, End of Period............      --  39,151  55,273   64,277   62,970   40,474
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.141 $14.200 $ 16.545 $ 18.497 $ 21.278
   Accumulation Unit Value, End of Period................ $10.141 $14.200 $16.545 $ 18.497 $ 21.278 $ 22.120
   Number of Units Outstanding, End of Period............       0  23,494  30,535   26,045   26,606   16,588
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.654 $12.927 $ 13.776 $ 13.773 $ 14.746
   Accumulation Unit Value, End of Period................ $10.654 $12.927 $13.776 $ 13.773 $ 14.746 $ 14.383
   Number of Units Outstanding, End of Period............       0   9,106  29,027   30,149   29,398   27,217
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.170 $12.604 $ 13.482 $ 13.974 $ 15.718
   Accumulation Unit Value, End of Period................ $10.170 $12.604 $13.482 $ 13.974 $ 15.718 $ 16.043
   Number of Units Outstanding, End of Period............       0  39,002  57,144   86,787   90,105   88,455
Oppenheimer Main Street Small Cap Fund/VA - Service
  Shares
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.347 $14.628 $ 17.087 $ 18.375 $ 20.650
   Accumulation Unit Value, End of Period................ $10.347 $14.628 $17.087 $ 18.375 $ 20.650 $ 19.955
   Number of Units Outstanding, End of Period............       0  21,810  25,997   22,447   26,846   17,283
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.054 $12.361 $ 14.469 $ 15.881 $ 15.986
   Accumulation Unit Value, End of Period................ $10.054 $12.361 $14.469 $ 15.881 $ 15.986 $ 16.612
   Number of Units Outstanding, End of Period............       0   7,210  11,487   16,172   14,857   21,826
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.544 $12.108 $ 12.868 $ 12.925 $ 13.585
   Accumulation Unit Value, End of Period................ $10.544 $12.108 $12.868 $ 12.925 $ 13.585 $ 14.585
   Number of Units Outstanding, End of Period............     563  72,736  80,666  114,915  120,111   98,494
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.381 $12.402 $ 13.263 $ 13.906 $ 15.383
   Accumulation Unit Value, End of Period................ $10.381 $12.402 $13.263 $ 13.906 $ 15.383 $ 15.518
   Number of Units Outstanding, End of Period............       0   4,970   4,618    4,589    5,394   13,028
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.791 $13.472 $ 14.671 $ 15.132 $ 17.192
   Accumulation Unit Value, End of Period................ $10.791 $13.472 $14.671 $ 15.132 $ 17.192 $ 15.830
   Number of Units Outstanding, End of Period............   5,783  25,332  30,215   27,204   20,592   13,453
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.717 $11.275 $ 11.838 $ 13.135 $ 13.234
   Accumulation Unit Value, End of Period................ $ 9.717 $11.275 $11.838 $ 13.135 $ 13.234 $ 12.891
   Number of Units Outstanding, End of Period............       0  12,431  14,033   12,390   11,694    9,373
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.734 $13.312 $ 14.423 $ 14.575 $ 15.789
   Accumulation Unit Value, End of Period................ $10.734 $13.312 $14.423 $ 14.575 $ 15.789 $ 15.905
   Number of Units Outstanding, End of Period............       0  15,420  20,210   27,501   34,430   27,408
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.178 $10.417 $ 10.662 $ 10.697 $ 10.959
   Accumulation Unit Value, End of Period................ $10.178 $10.417 $10.662 $ 10.697 $ 10.959 $ 11.301
   Number of Units Outstanding, End of Period............     582  55,791  78,829  106,842  121,324   78,045
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.597 $13.350 $ 15.203 $ 16.719 $ 20.930
   Accumulation Unit Value, End of Period................ $10.597 $13.350 $15.203 $ 16.719 $ 20.930 $ 22.227
   Number of Units Outstanding, End of Period............   3,291  15,589  20,950   21,198   21,423   19,093
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.400 $12.960 $ 14.308 $ 15.259 $ 17.040
   Accumulation Unit Value, End of Period................ $10.400 $12.960 $14.308 $ 15.259 $ 17.040 $ 15.836
   Number of Units Outstanding, End of Period............   2,980  11,476  11,443   11,807   11,544   10,778
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.978 $ 9.829 $  9.697 $  9.745 $  9.971
   Accumulation Unit Value, End of Period................ $ 9.978 $ 9.829 $ 9.697 $  9.745 $  9.971 $ 10.239
   Number of Units Outstanding, End of Period............  29,772  76,158  92,625  120,835  125,915  113,685
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period......... $10.000 $10.372 $13.463 $ 14.556 $ 15.694 $ 16.699
   Accumulation Unit Value, End of Period................ $10.372 $13.463 $14.556 $ 15.694 $ 16.699 $ 17.304
   Number of Units Outstanding, End of Period............   1,190  13,721   9,967   10,189   10,261    9,259
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.197 $14.539 $ 16.447 $ 17.071 $ 19.412
   Accumulation Unit Value, End of Period................ $11.197 $14.539 $16.447 $ 17.071 $ 19.412 $ 18.093
   Number of Units Outstanding, End of Period............       0  18,747  17,723   23,253   25,548   22,953
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period......... $10.000 $10.635 $13.064 $ 13.772 $ 14.175 $ 15.465
   Accumulation Unit Value, End of Period................ $10.635 $13.064 $13.772 $ 14.175 $ 15.465 $ 15.241
   Number of Units Outstanding, End of Period............   2,928   7,566   8,928    9,112    9,088    6,869
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.508 $12.054 $ 12.784 $ 13.031 $ 14.295
   Accumulation Unit Value, End of Period................ $10.508 $12.054 $12.784 $ 13.031 $ 14.295 $ 14.143
   Number of Units Outstanding, End of Period............   6,561  30,177  33,855   33,177   32,030   26,082
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period......... $10.000 $11.462 $14.023 $ 16.713 $ 17.786 $ 22.146
   Accumulation Unit Value, End of Period................ $11.462 $14.023 $16.713 $ 17.786 $ 22.146 $ 26.032
   Number of Units Outstanding, End of Period............       0   1,967   1,952    2,417    2,097    2,047
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.365 $13.529 $ 15.727 $ 17.288 $ 17.868
   Accumulation Unit Value, End of Period................ $10.365 $13.529 $15.727 $ 17.288 $ 17.868 $ 18.178
   Number of Units Outstanding, End of Period............     868  11,133  16,390   11,948    9,085    8,004
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.102 $12.368 $ 12.732 $ 13.190 $ 13.631
   Accumulation Unit Value, End of Period................ $10.102 $12.368 $12.732 $ 13.190 $ 13.631 $ 14.095
   Number of Units Outstanding, End of Period............     421  50,154  59,140   47,884   32,555   15,742
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.........      --      -- $10.000 $ 11.100 $ 12.088 $ 12.432
   Accumulation Unit Value, End of Period................      --      -- $11.100 $ 12.088 $ 12.432 $ 14.327
   Number of Units Outstanding, End of Period............      --      --   7,590   14,568    5,685    5,481
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $ 11.312 $ 11.544 $ 13.130

   Accumulation Unit Value, End of Period...............      --      -- $11.312 $11.544 $13.130 $12.568
   Number of Units Outstanding, End of Period...........      --      --   7,566  47,008  35,292  29,966
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.646 $13.322 $14.901 $16.024 $18.215
   Accumulation Unit Value, End of Period............... $10.646 $13.322 $14.901 $16.024 $18.215 $18.301
   Number of Units Outstanding, End of Period...........       0  26,444  28,675  35,330  54,811  61,816
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $10.000 $ 9.855 $ 9.894 $10.102
   Accumulation Unit Value, End of Period...............      -- $10.000 $ 9.855 $ 9.894 $10.102 $10.341
   Number of Units Outstanding, End of Period...........      --       0  24,474  87,757  58,215  31,920
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.404 $11.709 $12.254 $12.928 $13.004
   Accumulation Unit Value, End of Period............... $ 9.404 $11.709 $12.254 $12.928 $13.004 $14.865
   Number of Units Outstanding, End of Period...........       0   9,965  22,713  25,995  24,678  51,516
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $11.052 $13.840 $14.932 $16.411 $17.824
   Accumulation Unit Value, End of Period............... $11.052 $13.840 $14.932 $16.411 $17.824 $18.584
   Number of Units Outstanding, End of Period...........       0   2,341   4,599   9,801   5,072   5,129
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      -- $10.000 $10.937 $11.511 $12.702
   Accumulation Unit Value, End of Period...............      --      -- $10.937 $11.511 $12.702 $12.866
   Number of Units Outstanding, End of Period...........      --      --   9,093   9,664  11,816  11,931
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $10.734 $12.174 $12.422
   Accumulation Unit Value, End of Period...............      --      -- $10.734 $12.174 $12.422 $14.840
   Number of Units Outstanding, End of Period...........      --      --  16,233  18,196  14,406  11,317
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $10.709 $12.121 $12.333
   Accumulation Unit Value, End of Period...............      --      -- $10.709 $12.121 $12.333 $14.705
   Number of Units Outstanding, End of Period...........      --      --   4,820   6,583   6,509   6,024
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $10.000 $11.052 $12.131 $14.447
   Accumulation Unit Value, End of Period...............      -- $10.000 $11.052 $12.131 $14.447 $15.543
   Number of Units Outstanding, End of Period...........      --       0   2,621  16,699  24,446  16,771
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      --      --      -- $10.000 $ 9.806
   Accumulation Unit Value, End of Period...............      --      --      --      -- $ 9.806 $11.783
   Number of Units Outstanding, End of Period...........      --      --      --      --   3,567  16,833
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $13.556 $15.804 $17.487 $19.168
   Accumulation Unit Value, End of Period...............      -- $13.556 $15.804 $17.487 $19.168 $19.341
   Number of Units Outstanding, End of Period...........      --   5,693  10,396  13,315   6,208   6,492
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.276 $12.412 $14.684
   Accumulation Unit Value, End of Period...............      --      -- $11.276 $12.412 $14.684 $15.519
   Number of Units Outstanding, End of Period...........      --      --  20,359  18,928  12,357   8,281
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.269 $12.387 $14.645
   Accumulation Unit Value, End of Period...............      --      -- $11.269 $12.387 $14.645 $15.464
   Number of Units Outstanding, End of Period...........      --      --   3,037   3,525   6,065   6,086
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $10.694 $14.475 $19.305 $22.091 $29.810
   Accumulation Unit Value, End of Period............... $10.694 $14.475 $10.305 $22.091 $29.810 $24.167
   Number of Units Outstanding, End of Period...........       0   9,704  26,449  41,004  37,124  24,342



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income (5) Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 3 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.85



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.238
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.238 $11.764
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.429
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.429 $11.076
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.459
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.459 $11.266
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.468
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.468 $11.389
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.320
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.320 $10.707
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.716
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.716 $11.640
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.791
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.791 $11.117
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.848
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.848 $11.126
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.698 $13.355 $14.471 $14.675 $16.785
   Accumulation Unit Value, End of Period....................  --  $13.355 $14.471 $14.675 $16.785 $15.831
   Number of Units Outstanding, End of Period................  --    3,365   3,311   3,335   1,929   2,036
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.206 $11.154 $12.920
   Accumulation Unit Value, End of Period....................  --       -- $11.206 $11.154 $12.920 $13.131
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.513 $10.409 $11.308
   Accumulation Unit Value, End of Period....................  --       -- $10.513 $10.409 $11.308 $11.766
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.821 $15.501 $16.928 $17.377 $18.503
   Accumulation Unit Value, End of Period....................  --  $15.501 $16.928 $17.377 $18.503 $20.161
   Number of Units Outstanding, End of Period................  --    1,862       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.039 $14.522 $17.604 $18.758 $21.497
   Accumulation Unit Value, End of Period....................  --  $14.522 $17.604 $18.758 $21.497 $20.555
   Number of Units Outstanding, End of Period................  --    3,151   4,853   4,494   4,065   2,263
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.221 $10.254 $10.449
   Accumulation Unit Value, End of Period....................  --       -- $10.221 $10.254 $10.449 $10.911
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.985
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.985 $12.034
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.599 $12.651 $13.959 $15.118 $17.533
   Accumulation Unit Value, End of Period....................  --  $12.651 $13.959 $15.118 $17.533 $17.771
   Number of Units Outstanding, End of Period................  --      227     224     208     193     182
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.674 $16.828 $20.558 $25.664 $32.204
   Accumulation Unit Value, End of Period....................  --  $16.828 $20.558 $25.664 $32.204 $40.624
   Number of Units Outstanding, End of Period................  --        0       0      53     523     425
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.377 $13.561 $15.746 $16.994 $20.219
   Accumulation Unit Value, End of Period....................  --  $13.561 $15.746 $16.994 $20.219 $22.865
   Number of Units Outstanding, End of Period................  --        0       0     237   1,672   1,634
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.583 $12.853 $14.446 $13.716 $15.154
   Accumulation Unit Value, End of Period....................  --  $12.853 $14.446 $13.716 $15.154 $16.476
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.899 $11.420 $12.826
   Accumulation Unit Value, End of Period....................  --       -- $10.899 $11.420 $12.826 $13.407
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.351 $10.273 $11.003
   Accumulation Unit Value, End of Period....................  --       -- $10.351 $10.273 $11.003 $11.444
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.884 $11.008 $12.647
   Accumulation Unit Value, End of Period....................  --       -- $10.884 $11.008 $12.647 $12.814
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.132 $11.409 $12.060
   Accumulation Unit Value, End of Period....................  --       -- $11.132 $11.409 $12.060 $14.326
   Number of Units Outstanding, End of Period................  --       --       0      69   6,856   6,825

Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.115 $11.784 $12.956
   Accumulation Unit Value, End of Period................. --       -- $11.115 $11.784 $12.956 $12.764
   Number of Units Outstanding, End of Period............. --       --       0      45       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.104 $13.059 $14.045 $14.265 $15.492
   Accumulation Unit Value, End of Period................. --  $13.059 $14.045 $14.265 $15.492 $15.703
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $10.099 $10.124 $10.407
   Accumulation Unit Value, End of Period................. --       -- $10.099 $10.124 $10.407 $10.611
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $12.260 $12.805 $13.154 $13.876
   Accumulation Unit Value, End of Period................. --  $12.260 $12.805 $13.154 $13.876 $15.475
   Number of Units Outstanding, End of Period............. --    2,809       0     694       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.079 $14.195 $16.531 $18.472 $21.238
   Accumulation Unit Value, End of Period................. --  $14.195 $16.531 $18.472 $21.238 $22.068
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.727 $12.922 $13.764 $13.755 $14.718
   Accumulation Unit Value, End of Period................. --  $12.922 $13.764 $13.755 $14.718 $14.349
   Number of Units Outstanding, End of Period............. --    8,760  16,336  16,798  13,757  11,371
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.460 $12.599 $13.471 $13.955 $15.688
   Accumulation Unit Value, End of Period................. --  $12.599 $13.471 $13.955 $15.688 $16.005
   Number of Units Outstanding, End of Period............. --      225     232     225     214     197
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.710 $14.623 $17.072 $18.350 $20.612
   Accumulation Unit Value, End of Period................. --  $14.623 $17.072 $18.350 $20.612 $19.908
   Number of Units Outstanding, End of Period............. --    2,065   1,909   1,935   1,878     210
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.337 $12.356 $14.456 $15.860 $15.957
   Accumulation Unit Value, End of Period................. --  $12.356 $14.456 $15.860 $15.957 $16.573
   Number of Units Outstanding, End of Period............. --    1,926   1,759   1,675   1,653   1,592
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.243 $12.104 $12.857 $12.907 $13.559
   Accumulation Unit Value, End of Period................. --  $12.104 $12.857 $12.907 $13.559 $14.550
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.748 $12.398 $13.252 $13.887 $15.354
   Accumulation Unit Value, End of Period................. --  $12.398 $13.252 $13.887 $15.354 $15.481
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.989 $13.468 $14.659 $15.111 $17.160
   Accumulation Unit Value, End of Period................. --  $13.468 $14.659 $15.111 $17.160 $15.793
   Number of Units Outstanding, End of Period............. --    3,461   3,469   3,408   1,860   1,972
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.230 $11.271 $11.828 $13.117 $13.209
   Accumulation Unit Value, End of Period................. --  $11.271 $11.828 $13.117 $13.209 $12.860
   Number of Units Outstanding, End of Period............. --    1,302   1,389   1,335   1,306   1,404
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.861 $13.308 $14.411 $14.555 $15.759
   Accumulation Unit Value, End of Period................. --  $13.308 $14.411 $14.555 $15.759 $15.867
   Number of Units Outstanding, End of Period............. --      208   3,139   3,098   3,081   3,049
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.352 $10.414 $10.653 $10.683 $10.939
   Accumulation Unit Value, End of Period................. --  $10.414 $10.653 $10.683 $10.939 $11.274
   Number of Units Outstanding, End of Period............. --    4,592   5,209   5,209   4,708   1,086
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.571 $13.345 $15.190 $16.696 $20.891
   Accumulation Unit Value, End of Period................. --  $13.345 $15.190 $16.696 $20.891 $22.174
   Number of Units Outstanding, End of Period............. --    2,239   2,343   2,016   1,654   3,116
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.688 $12.956 $14.296 $15.238 $17.008
   Accumulation Unit Value, End of Period................. --  $12.956 $14.296 $15.238 $17.008 $15.799
   Number of Units Outstanding, End of Period............. --      219     222     211     200     198
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.933 $ 9.826 $ 9.689 $ 9.732 $ 9.953
   Accumulation Unit Value, End of Period................. --  $ 9.826 $ 9.689 $ 9.732 $ 9.953 $10.215
   Number of Units Outstanding, End of Period............. --       61      73      79      81      87
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.975 $13.459 $14.543 $15.673 $16.668
   Accumulation Unit Value, End of Period................. --  $13.459 $14.543 $15.673 $16.668 $17.263
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.317 $14.533 $16.433 $17.048 $19.375
   Accumulation Unit Value, End of Period................. --  $14.533 $16.433 $17.048 $19.375 $18.050
   Number of Units Outstanding, End of Period............. --    8,832   8,984   8,415   7,438   7,286
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.837 $13.059 $13.760 $14.156 $15.436
   Accumulation Unit Value, End of Period................. --  $13.059 $13.760 $14.156 $15.436 $15.204
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.678 $12.050 $12.773 $13.013 $14.268
   Accumulation Unit Value, End of Period................. --  $12.050 $12.773 $13.013 $14.268 $14.109
   Number of Units Outstanding, End of Period............. --      233     239     237     235     228
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.989 $13.468 $16.699 $17.762 $22.105
   Accumulation Unit Value, End of Period................. --  $13.468 $16.699 $17.762 $22.105 $25.970
   Number of Units Outstanding, End of Period............. --    3,461       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.794 $13.524 $15.713 $17.264 $17.835
   Accumulation Unit Value, End of Period................. --  $13.524 $15.713 $17.264 $17.835 $18.134
   Number of Units Outstanding, End of Period............. --    3,164   3,459   2,997   2,790   2,439
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.575 $12.264 $12.721 $13.172 $13.605
   Accumulation Unit Value, End of Period................. --  $12.264 $12.721 $13.172 $13.605 $14.062
   Number of Units Outstanding, End of Period............. --   11,872  13,626  13,285  12,848  14,015
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.096 $12.078 $12.415
   Accumulation Unit Value, End of Period................. --       -- $11.096 $12.078 $12.415 $14.300
   Number of Units Outstanding, End of Period............. --       --   2,235   2,204   2,300      60
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.309 $11.534 $13.112
   Accumulation Unit Value, End of Period................. --       -- $11.309 $11.534 $13.112 $12.544

   Number of Units Outstanding, End of Period........... --       --       0     644       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.775 $13.317 $14.888 $16.003 $18.181
   Accumulation Unit Value, End of Period............... --  $13.317 $14.888 $16.003 $18.181 $18.258
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.000 $10.000 $ 9.850 $ 9.884 $10.086
   Accumulation Unit Value, End of Period............... --  $10.000 $ 9.850 $ 9.884 $10.086 $10.320
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $ 9.925 $11.705 $12.243 $12.911 $12.980
   Accumulation Unit Value, End of Period............... --  $11.705 $12.243 $12.911 $12.980 $14.830
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $12.285 $13.835 $14.919 $16.389 $17.790
   Accumulation Unit Value, End of Period............... --  $13.835 $14.919 $16.389 $17.790 $18.540
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       -- $10.000 $10.933 $11.501 $12.684
   Accumulation Unit Value, End of Period............... --       -- $10.933 $11.501 $12.684 $12.842
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.730 $12.164 $12.405
   Accumulation Unit Value, End of Period............... --       -- $10.730 $12.164 $12.405 $14.813
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.705 $12.111 $12.316
   Accumulation Unit Value, End of Period............... --       -- $10.705 $12.111 $12.316 $14.677
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $10.000 $11.047 $12.118 $14.425
   Accumulation Unit Value, End of Period............... --  $10.000 $11.047 $12.118 $14.425 $15.511
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       --      --      -- $10.000 $ 9.803
   Accumulation Unit Value, End of Period............... --       --      --      -- $ 9.803 $11.773
   Number of Units Outstanding, End of Period........... --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $13.552 $15.791 $17.463 $19.132
   Accumulation Unit Value, End of Period............... --  $13.552 $15.791 $17.463 $19.132 $19.295
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.272 $12.402 $14.664
   Accumulation Unit Value, End of Period............... --       -- $11.272 $12.402 $14.664 $15.490
   Number of Units Outstanding, End of Period........... --       --   2,294   2,276   2,222      54
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.265 $12.377 $14.626
   Accumulation Unit Value, End of Period............... --       -- $11.265 $12.377 $14.626 $15.435
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $11.376 $14.470 $19.288 $22.061 $29.754
   Accumulation Unit Value, End of Period............... --  $14.470 $19.288 $22.061 $29.754 $24.110
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth,

    Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 3 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
 With the Earnings Protection Death Benefit Option (age 71-79) or With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                           Mortality & Expense = 1.9



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.235
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.235 $11.754
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.426
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.426 $11.066
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.455
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.455 $11.256
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.464
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.464 $11.380
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.317
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.317 $10.698
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.713
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.713 $11.630
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.787
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.787 $11.107
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.845
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.845 $11.116
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.842 $13.343 $14.451 $14.647 $16.745
   Accumulation Unit Value, End of Period.................... $10.842 $13.343 $14.451 $14.647 $16.745 $15.785
   Number of Units Outstanding, End of Period................       0   6,426   6,510   7,421     208   2,106
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.202 $11.145 $12.903
   Accumulation Unit Value, End of Period....................      --      -- $11.202 $11.145 $12.903 $13.106
   Number of Units Outstanding, End of Period................      --      --       0   2,174     452   2,155
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.512 $10.402 $11.295
   Accumulation Unit Value, End of Period....................      --      -- $10.512 $10.402 $11.295 $11.747
   Number of Units Outstanding, End of Period................      --      --   2,546   5,101       0   4,544
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.525 $15.487 $16.904 $17.344 $18.459
   Accumulation Unit Value, End of Period.................... $11.525 $15.487 $16.904 $17.344 $18.459 $20.102
   Number of Units Outstanding, End of Period................       0     710     699     410     323       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.215 $14.509 $17.579 $18.722 $21.445
   Accumulation Unit Value, End of Period.................... $11.215 $14.509 $17.579 $18.722 $21.445 $20.495
   Number of Units Outstanding, End of Period................       0   5,023   5,513   6,509       0   2,275
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.218 $10.245 $10.435
   Accumulation Unit Value, End of Period....................      --      -- $10.218 $10.245 $10.435 $10.891
   Number of Units Outstanding, End of Period................      --      --  44,845  45,581       0  45,574
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.981
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.981 $12.024
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.315 $12.640 $13.939 $15.089 $17.490
   Accumulation Unit Value, End of Period.................... $10.315 $12.640 $13.939 $15.089 $17.490 $17.719
   Number of Units Outstanding, End of Period................       0   9,005   9,265  10,039     257   3,705
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.223 $16.813 $20.529 $25.615 $32.126
   Accumulation Unit Value, End of Period.................... $11.223 $16.813 $20.529 $25.615 $32.126 $40.505
   Number of Units Outstanding, End of Period................       0   1,398   1,470   1,211       0     157
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.466 $13.549 $15.724 $16.961 $20.170
   Accumulation Unit Value, End of Period.................... $10.466 $13.549 $15.724 $16.961 $20.170 $22.798
   Number of Units Outstanding, End of Period................       0   5,060  36,128  38,734     156  33,984
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.712 $12.841 $14.426 $13.690 $15.117
   Accumulation Unit Value, End of Period.................... $10.712 $12.841 $14.426 $13.690 $15.117 $16.428
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.898 $11.413 $12.811
   Accumulation Unit Value, End of Period....................      --      -- $10.898 $11.413 $12.811 $13.385
   Number of Units Outstanding, End of Period................      --      --  87,927  89,292       0  89,256
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.349 $10.266 $10.990
   Accumulation Unit Value, End of Period....................      --      -- $10.349 $10.266 $10.990 $11.425
   Number of Units Outstanding, End of Period................      --      --  44,723  45,957       0  46,285
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.882 $11.001 $12.633
   Accumulation Unit Value, End of Period....................      --      -- $10.882 $11.001 $12.633 $12.793
   Number of Units Outstanding, End of Period................      --      --       0   1,379       0   1,366
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.130 $11.402 $12.046
   Accumulation Unit Value, End of Period....................      --      -- $11.130 $11.402 $12.046 $14.302

   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.113 $11.776 $12.941
   Accumulation Unit Value, End of Period.................      --      -- $11.113 $11.776 $12.941 $12.743
   Number of Units Outstanding, End of Period.............      --      --     963   4,779       0   4,583
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.687 $13.047 $14.025 $14.237 $15.454
   Accumulation Unit Value, End of Period................. $10.687 $13.047 $14.025 $14.237 $15.454 $15.657
   Number of Units Outstanding, End of Period.............       0   3,436   3,614   4,702     166   2,243
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $10.097 $10.118 $10.395
   Accumulation Unit Value, End of Period.................      --      -- $10.097 $10.118 $10.395 $10.593
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $12.256 $12.794 $13.136 $13.850
   Accumulation Unit Value, End of Period.................      -- $12.256 $12.794 $13.136 $13.850 $15.439
   Number of Units Outstanding, End of Period.............      --     184     506   1,441     319   1,119
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.139 $14.183 $16.508 $18.437 $21.187
   Accumulation Unit Value, End of Period................. $10.139 $14.183 $16.508 $18.437 $21.187 $22.003
   Number of Units Outstanding, End of Period.............       0   3,340   3,388   3,080       0   1,507
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.652 $12.911 $13.745 $13.728 $14.682
   Accumulation Unit Value, End of Period................. $10.652 $12.911 $13.745 $13.728 $14.682 $14.306
   Number of Units Outstanding, End of Period.............       0     258   1,472   2,043     426   2,562
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.168 $12.588 $13.452 $13.928 $15.650
   Accumulation Unit Value, End of Period................. $10.168 $12.588 $13.452 $13.928 $15.650 $15.958
   Number of Units Outstanding, End of Period.............       0   7,819   8,198  10,677     257   2,647
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.345 $14.610 $17.048 $18.315 $20.562
   Accumulation Unit Value, End of Period................. $10.345 $14.610 $17.048 $18.315 $20.562 $19.850
   Number of Units Outstanding, End of Period.............       0   3,964   3,820   4,383     217     542
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.052 $12.345 $14.436 $15.829 $15.918
   Accumulation Unit Value, End of Period................. $10.052 $12.345 $14.436 $15.829 $15.918 $16.524
   Number of Units Outstanding, End of Period.............       0   2,820   2,727   2,874     277     725
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.542 $12.093 $12.839 $12.883 $13.527
   Accumulation Unit Value, End of Period................. $10.542 $12.093 $12.839 $12.883 $13.527 $14.507
   Number of Units Outstanding, End of Period.............       0   7,516  80,633  82,767       0  75,513
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.379 $12.387 $13.233 $13.861 $15.317
   Accumulation Unit Value, End of Period................. $10.379 $12.387 $13.233 $13.861 $15.317 $15.436
   Number of Units Outstanding, End of Period.............       0   2,817   2,809   2,801       0   1,334
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.788 $13.456 $14.638 $15.083 $17.118
   Accumulation Unit Value, End of Period................. $10.788 $13.456 $14.638 $15.083 $17.118 $15.746
   Number of Units Outstanding, End of Period.............       0     285     264     263       0     180
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.715 $11.261 $11.812 $13.092 $13.177
   Accumulation Unit Value, End of Period................. $ 9.715 $11.261 $11.812 $13.092 $13.177 $12.823
   Number of Units Outstanding, End of Period.............       0     870     986     767       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.731 $13.296 $14.391 $14.527 $15.721
   Accumulation Unit Value, End of Period................. $10.731 $13.296 $14.391 $14.527 $15.721 $15.821
   Number of Units Outstanding, End of Period.............       0   6,034   6,010   5,986       0   2,089
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.176 $10.404 $10.638 $10.662 $10.912
   Accumulation Unit Value, End of Period................. $10.176 $10.404 $10.638 $10.662 $10.912 $11.241
   Number of Units Outstanding, End of Period.............       0  11,568  12,696  15,392       0   5,411
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.595 $13.333 $15.169 $16.664 $20.840
   Accumulation Unit Value, End of Period................. $10.595 $13.333 $15.169 $16.664 $20.840 $22.109
   Number of Units Outstanding, End of Period.............       0     222     202     187       0      97
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.398 $12.944 $14.276 $15.209 $16.967
   Accumulation Unit Value, End of Period................. $10.398 $12.944 $14.276 $15.209 $16.967 $15.752
   Number of Units Outstanding, End of Period.............       0   2,784   2,776   2,768       0   1,319
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.976 $ 9.817 $ 9.675 $ 9.713 $ 9.929
   Accumulation Unit Value, End of Period................. $ 9.976 $ 9.817 $ 9.675 $ 9.713 $ 9.929 $10.185
   Number of Units Outstanding, End of Period.............       0       0       0   7,664       0   3,649
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.370 $13.447 $14.523 $15.643 $16.627
   Accumulation Unit Value, End of Period................. $10.370 $13.447 $14.523 $15.643 $16.627 $17.212
   Number of Units Outstanding, End of Period.............       0   2,712   2,757   2,526       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.194 $14.520 $16.410 $17.015 $19.329
   Accumulation Unit Value, End of Period................. $11.194 $14.520 $16.410 $17.015 $19.329 $17.997
   Number of Units Outstanding, End of Period.............       0   2,592   2,358   2,996       0     597
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.633 $13.047 $13.741 $14.129 $15.399
   Accumulation Unit Value, End of Period................. $10.633 $13.047 $13.741 $14.129 $15.399 $15.160
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.506 $12.039 $12.755 $12.988 $14.234
   Accumulation Unit Value, End of Period................. $10.506 $12.039 $12.755 $12.988 $14.234 $14.068
   Number of Units Outstanding, End of Period.............       0   5,770   6,203   5,802       0   1,872
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.460 $14.006 $16.675 $17.728 $22.051
   Accumulation Unit Value, End of Period................. $11.460 $14.006 $16.675 $17.728 $22.051 $25.894
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.363 $13.512 $15.691 $17.231 $17.792
   Accumulation Unit Value, End of Period................. $10.363 $13.512 $15.691 $17.231 $17.792 $18.081
   Number of Units Outstanding, End of Period.............       0     141     125     116       0     113
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.100 $12.353 $12.703 $13.146 $13.572
   Accumulation Unit Value, End of Period................. $10.100 $12.353 $12.703 $13.146 $13.572 $14.020
   Number of Units Outstanding, End of Period.............       0   1,397   1,375   1,527       0   1,634
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.092 $12.068 $12.398
   Accumulation Unit Value, End of Period.................      --      -- $11.092 $12.068 $12.398 $14.274
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.305 $11.524 $13.094

   Accumulation Unit Value, End of Period...............      --      -- $11.305 $11.524 $13.094 $12.521
   Number of Units Outstanding, End of Period...........      --      --     947   2,082     357   1,877
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.643 $13.306 $14.867 $15.972 $18.137
   Accumulation Unit Value, End of Period............... $10.643 $13.306 $14.867 $15.972 $18.137 $18.204
   Number of Units Outstanding, End of Period...........       0   1,967   2,268   3,030       0   2,689
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $10.000 $ 9.845 $ 9.874 $10.071
   Accumulation Unit Value, End of Period...............      -- $10.000 $ 9.845 $ 9.874 $10.071 $10.299
   Number of Units Outstanding, End of Period...........      --       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.402 $11.695 $12.226 $12.886 $12.948
   Accumulation Unit Value, End of Period............... $ 9.402 $11.695 $12.226 $12.886 $12.948 $14.786
   Number of Units Outstanding, End of Period...........       0   4,209   4,357   4,313     187     225
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $11.050 $13.823 $14.898 $16.358 $17.747
   Accumulation Unit Value, End of Period............... $11.050 $13.823 $14.898 $16.358 $17.747 $18.485
   Number of Units Outstanding, End of Period...........       0       0  31,789  31,768       0  32,828
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      -- $10.000 $10.929 $11.492 $12.667
   Accumulation Unit Value, End of Period...............      --      -- $10.929 $11.492 $12.667 $12.818
   Number of Units Outstanding, End of Period...........      --      --  86,523  86,523       0  86,523
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $10.727 $12.153 $12.388
   Accumulation Unit Value, End of Period...............      --      -- $10.727 $12.153 $12.388 $14.785
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $10.701 $12.100 $12.300
   Accumulation Unit Value, End of Period...............      --      -- $10.701 $12.100 $12.300 $14.650
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $10.000 $11.041 $12.106 $14.403
   Accumulation Unit Value, End of Period...............      -- $10.000 $11.041 $12.106 $14.403 $15.480
   Number of Units Outstanding, End of Period...........      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      --      --      -- $10.000 $ 9.799
   Accumulation Unit Value, End of Period...............      --      --      --      -- $ 9.799 $11.763
   Number of Units Outstanding, End of Period...........      --      --      --      --       0     342
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $13.547 $15.778 $17.439 $19.097
   Accumulation Unit Value, End of Period...............      -- $13.547 $15.778 $17.439 $19.097 $19.249
   Number of Units Outstanding, End of Period...........      --      82     209     183       0     165
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.268 $12.391 $14.644
   Accumulation Unit Value, End of Period...............      --      -- $11.268 $12.391 $14.644 $15.461
   Number of Units Outstanding, End of Period...........      --      --   3,898   3,371     857     806
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.261 $12.366 $14.606
   Accumulation Unit Value, End of Period...............      --      -- $11.261 $12.366 $14.606 $15.406
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $10.691 $14.457 $19.261 $22.019 $29.682
   Accumulation Unit Value, End of Period............... $10.691 $14.457 $19.261 $22.019 $29.682 $24.039
   Number of Units Outstanding, End of Period...........       0   4,677   4,870   4,352       0     774



* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income (5) Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF

    Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 3 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary
                      Protection (Annual Increase) Optio

                          Mortality & Expense = 1.95



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.231
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.231 $11.743
   Number of Units Outstanding, End of Period................  --       --      --      --       0     815
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.422
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.422 $11.057
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.452
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.452 $11.246
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.461
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.461 $11.370
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.313
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.313 $10.688
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.710
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.710 $11.620
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.783
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.783 $11.098
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.841
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.841 $11.107
   Number of Units Outstanding, End of Period................  --       --      --      --       0     574
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.693 $13.338 $14.438 $14.627 $16.713
   Accumulation Unit Value, End of Period....................  --  $13.338 $14.438 $14.627 $16.713 $15.747
   Number of Units Outstanding, End of Period................  --   18,386  26,140  26,656       0  16,368
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.198 $11.135 $12.885
   Accumulation Unit Value, End of Period....................  --       -- $11.198 $11.135 $12.885 $13.082
   Number of Units Outstanding, End of Period................  --       --   3,267   5,065       0   2,988
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.511 $10.395 $11.282
   Accumulation Unit Value, End of Period....................  --       -- $10.511 $10.395 $11.282 $11.727
   Number of Units Outstanding, End of Period................  --       --       0     128       0   2,663
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.814 $15.482 $16.889 $17.320 $18.424
   Accumulation Unit Value, End of Period....................  --  $15.482 $16.889 $17.320 $18.424 $20.054
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.033 $14.504 $17.564 $18.697 $21.405
   Accumulation Unit Value, End of Period....................  --  $14.504 $17.564 $18.697 $21.405 $20.446
   Number of Units Outstanding, End of Period................  --    8,923       9   9,149       0   2,241
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.214 $10.237 $10.421
   Accumulation Unit Value, End of Period....................  --       -- $10.214 $10.237 $10.421 $10.870
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.977
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.977 $12.014
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.593 $12.636 $13.927 $15.069 $17.458
   Accumulation Unit Value, End of Period....................  --  $12.636 $13.927 $15.069 $17.458 $17.677
   Number of Units Outstanding, End of Period................  --    2,862   7,272   7,809       0   4,366
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.668 $16.607 $20.512 $25.580 $32.066
   Accumulation Unit Value, End of Period....................  --  $16.607 $20.512 $25.580 $32.066 $40.408
   Number of Units Outstanding, End of Period................  --    6,217   6,786   6,049       0   3,456
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.371 $13.544 $15.710 $16.938 $20.132
   Accumulation Unit Value, End of Period....................  --  $13.544 $15.710 $16.938 $20.132 $22.744
   Number of Units Outstanding, End of Period................  --    1,407   4,495   5,366       0   4,124
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.576 $12.837 $14.413 $13.672 $15.089
   Accumulation Unit Value, End of Period....................  --  $12.837 $14.413 $13.672 $15.089 $16.388
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.897 $11.405 $12.796
   Accumulation Unit Value, End of Period....................  --       -- $10.897 $11.405 $12.796 $13.363
   Number of Units Outstanding, End of Period................  --       --       0     121       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.348 $10.260 $10.977
   Accumulation Unit Value, End of Period....................  --       -- $10.348 $10.260 $10.977 $11.406
   Number of Units Outstanding, End of Period................  --       --       0     128       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.881 $10.994 $12.619
   Accumulation Unit Value, End of Period....................  --       -- $10.881 $10.994 $12.619 $12.771
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.129 $11.395 $12.032
   Accumulation Unit Value, End of Period....................  --       -- $11.129 $11.395 $12.032 $14.279

   Number of Units Outstanding, End of Period............. --       --       0     121       0   1,098
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.112 $11.769 $12.926
   Accumulation Unit Value, End of Period................. --       -- $11.112 $11.769 $12.926 $12.722
   Number of Units Outstanding, End of Period............. --       --       0     723       0     665
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.098 $13.042 $14.013 $14.218 $15.425
   Accumulation Unit Value, End of Period................. --  $13.042 $14.013 $14.218 $15.425 $15.620
   Number of Units Outstanding, End of Period............. --    6,858   8,687   8,511       0   7,157
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $10.096 $10.111 $10.383
   Accumulation Unit Value, End of Period................. --       -- $10.096 $10.111 $10.383 $10.575
   Number of Units Outstanding, End of Period............. --       --       0       0       0   2,472
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $12.252 $12.783 $13.118 $13.824
   Accumulation Unit Value, End of Period................. --  $12.252 $12.783 $13.118 $13.824 $15.402
   Number of Units Outstanding, End of Period............. --    3,156   6,886   7,899       0   5,931
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.073 $14.178 $16.494 $18.411 $21.147
   Accumulation Unit Value, End of Period................. --  $14.178 $16.494 $18.411 $21.147 $21.951
   Number of Units Outstanding, End of Period............. --    1,193   3,021   3,342       0   2,257
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.721 $12.906 $13.733 $13.710 $14.655
   Accumulation Unit Value, End of Period................. --  $12.906 $13.733 $13.710 $14.655 $14.272
   Number of Units Outstanding, End of Period............. --    4,019   4,047   3,996       0   2,189
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.454 $12.584 $13.441 $13.909 $15.621
   Accumulation Unit Value, End of Period................. --  $12.584 $13.441 $13.909 $15.621 $15.920
   Number of Units Outstanding, End of Period............. --   10,776  14,274  14,081       0   7,125
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.704 $14.605 $17.034 $18.290 $20.524
   Accumulation Unit Value, End of Period................. --  $14.605 $17.034 $18.290 $20.524 $19.802
   Number of Units Outstanding, End of Period............. --    5,130   9,638   9,392       0   5,928
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.331 $12.341 $14.424 $15.808 $15.888
   Accumulation Unit Value, End of Period................. --  $12.341 $14.424 $15.808 $15.888 $16.485
   Number of Units Outstanding, End of Period............. --      822     778     828       0     455
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.237 $12.089 $12.828 $12.865 $13.501
   Accumulation Unit Value, End of Period................. --  $12.089 $12.828 $12.865 $13.501 $14.473
   Number of Units Outstanding, End of Period............. --   10,867  16,775  17,082       0   8,572
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.742 $12.383 $13.222 $13.842 $15.288
   Accumulation Unit Value, End of Period................. --  $12.383 $13.222 $13.842 $15.288 $15.399
   Number of Units Outstanding, End of Period............. --        0     101   1,076       0   1,072
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.983 $13.451 $14.626 $15.062 $17.086
   Accumulation Unit Value, End of Period................. --  $13.451 $14.626 $15.062 $17.086 $15.709
   Number of Units Outstanding, End of Period............. --   10,422  11,596  11,440       0   2,753
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.224 $11.258 $11.801 $13.074 $13.152
   Accumulation Unit Value, End of Period................. --  $11.258 $11.801 $13.074 $13.152 $12.792
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.854 $13.291 $14.378 $14.507 $15.692
   Accumulation Unit Value, End of Period................. --  $13.291 $14.378 $14.507 $15.692 $15.783
   Number of Units Outstanding, End of Period............. --    7,455  10,771  10,786       0   9,466
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.247 $10.401 $10.629 $10.648 $10.892
   Accumulation Unit Value, End of Period................. --  $10.401 $10.629 $10.648 $10.892 $11.214
   Number of Units Outstanding, End of Period............. --   19,659  24,449  25,808       0  17,400
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.565 $13.328 $15.156 $16.642 $20.801
   Accumulation Unit Value, End of Period................. --  $13.328 $15.156 $16.642 $20.801 $22.056
   Number of Units Outstanding, End of Period............. --    6,036   6,633   7,316       0   3,027
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.682 $12.939 $14.263 $15.188 $16.935
   Accumulation Unit Value, End of Period................. --  $12.939 $14.263 $15.188 $16.935 $15.715
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.928 $ 9.813 $ 9.667 $ 9.700 $ 9.910
   Accumulation Unit Value, End of Period................. --  $ 9.813 $ 9.667 $ 9.700 $ 9.910 $10.161
   Number of Units Outstanding, End of Period............. --    3,027   5,006   4,553       0   5,268
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.969 $13.442 $14.510 $15.621 $16.596
   Accumulation Unit Value, End of Period................. --  $13.442 $14.510 $15.621 $16.596 $17.171
   Number of Units Outstanding, End of Period............. --        0     174     173       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.310 $14.515 $16.396 $16.992 $19.292
   Accumulation Unit Value, End of Period................. --  $14.515 $16.396 $16.992 $19.292 $17.954
   Number of Units Outstanding, End of Period............. --      317     692     689       0   1,422
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.831 $13.043 $13.729 $14.109 $15.370
   Accumulation Unit Value, End of Period................. --  $13.043 $13.729 $14.109 $15.370 $15.124
   Number of Units Outstanding, End of Period............. --       31     366     360       0     184
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.672 $12.035 $12.744 $12.971 $14.207
   Accumulation Unit Value, End of Period................. --  $12.035 $12.744 $12.971 $14.207 $14.034
   Number of Units Outstanding, End of Period............. --    2,325   2,616   2,527       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.636 $14.001 $16.661 $17.704 $22.010
   Accumulation Unit Value, End of Period................. --  $14.001 $16.661 $17.704 $22.010 $25.832
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.788 $13.507 $15.678 $17.208 $17.758
   Accumulation Unit Value, End of Period................. --  $13.507 $15.678 $17.208 $17.758 $18.038
   Number of Units Outstanding, End of Period............. --    4,502   6,017   5,801       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.569 $12.348 $12.692 $13.129 $13.547
   Accumulation Unit Value, End of Period................. --  $12.348 $12.692 $13.129 $13.547 $13.987
   Number of Units Outstanding, End of Period............. --   14,062  20,886  22,486       0   3,994
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.088 $12.058 $12.381
   Accumulation Unit Value, End of Period................. --       -- $11.088 $12.058 $12.381 $14.247
   Number of Units Outstanding, End of Period............. --       --       0       0       0     394
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.301 $11.514 $13.077

   Accumulation Unit Value, End of Period............... --       -- $11.301 $11.514 $13.077 $12.497
   Number of Units Outstanding, End of Period........... --       --   3,249   3,989       0   2,051
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.769 $13.301 $14.854 $15.950 $18.103
   Accumulation Unit Value, End of Period............... --  $13.301 $14.854 $15.950 $18.103 $18.161
   Number of Units Outstanding, End of Period........... --    7,154   8,984   8,288       0   6,783
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.000 $10.000 $ 9.840 $ 9.864 $10.056
   Accumulation Unit Value, End of Period............... --  $10.000 $ 9.840 $ 9.864 $10.056 $10.278
   Number of Units Outstanding, End of Period........... --        0   1,089   1,131       0   1,198
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $ 9.910 $11.691 $12.216 $12.868 $12.924
   Accumulation Unit Value, End of Period............... --  $11.691 $12.216 $12.868 $12.924 $14.751
   Number of Units Outstanding, End of Period........... --       33     209     201       0     585
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $12.278 $13.818 $14.885 $16.335 $17.714
   Accumulation Unit Value, End of Period............... --  $13.818 $14.885 $16.335 $17.714 $18.441
   Number of Units Outstanding, End of Period........... --        0   1,520   1,471       0     334
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       -- $10.000 $10.926 $11.482 $12.650
   Accumulation Unit Value, End of Period............... --       -- $10.926 $11.482 $12.650 $12.794
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.723 $12.143 $12.372
   Accumulation Unit Value, End of Period............... --       -- $10.723 $12.143 $12.372 $14.757
   Number of Units Outstanding, End of Period........... --       --   5,758   5,204   4,629   3,780
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.698 $12.090 $12.283
   Accumulation Unit Value, End of Period............... --       -- $10.698 $12.090 $12.283 $14.623
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $10.000 $11.036 $12.094 $14.381
   Accumulation Unit Value, End of Period............... --  $10.000 $11.036 $12.094 $14.381 $15.448
   Number of Units Outstanding, End of Period........... --        0   3,343   3,262       0   1,169
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       --      --      -- $10.000 $ 9.796
   Accumulation Unit Value, End of Period............... --       --      --      -- $ 9.796 $11.753
   Number of Units Outstanding, End of Period........... --       --      --      --       0   1,656
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $13.543 $15.764 $17.415 $19.061
   Accumulation Unit Value, End of Period............... --  $13.543 $15.764 $17.415 $19.061 $19.203
   Number of Units Outstanding, End of Period........... --    2,573   3,400   3,362       0   1,000
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.264 $12.381 $14.624
   Accumulation Unit Value, End of Period............... --       -- $11.264 $12.381 $14.624 $15.432
   Number of Units Outstanding, End of Period........... --       --   6,564   5,901   4,916   4,003
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.258 $12.356 $14.586
   Accumulation Unit Value, End of Period............... --       -- $11.258 $12.356 $14.586 $15.377
   Number of Units Outstanding, End of Period........... --       --       0       0       0     919
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $11.370 $14.452 $19.245 $21.989 $29.627
   Accumulation Unit Value, End of Period............... --  $14.452 $19.245 $21.989 $29.627 $23.982
   Number of Units Outstanding, End of Period........... --    2,101   4,315   4,008       0   3,042



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on October 14, 2002. all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 3 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
     With MAV Death Benefit Option and the Enhanced Beneficiary Protection
         (Annual Increase) Option, both added on or after May 1, 2003
                            Mortality & Expense = 2



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.228
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.228 $11.733
   Number of Units Outstanding, End of Period................  --       --      --      --   2,751   3,593
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.419
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.419 $11.048
   Number of Units Outstanding, End of Period................  --       --      --      --       0   7,047
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.448
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.448 $11.237
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.457
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.457 $11.360
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.310
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.310 $10.679
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.706
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.706 $11.610
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.779
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.779 $11.088
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.838
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.838 $11.097
   Number of Units Outstanding, End of Period................  --       --      --      --     215   2,006
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.698 $13.341 $14.434 $14.615 $16.691
   Accumulation Unit Value, End of Period....................  --  $13.341 $14.434 $14.615 $16.691 $15.718
   Number of Units Outstanding, End of Period................  --   52,685  54,017  58,977  55,989  43,938
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.194 $11.126 $12.868
   Accumulation Unit Value, End of Period....................  --       -- $11.194 $11.126 $12.868 $13.057
   Number of Units Outstanding, End of Period................  --       --     184  11,392  25,033  29,146
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.509 $10.389 $11.269
   Accumulation Unit Value, End of Period....................  --       -- $10.509 $10.389 $11.269 $11.708
   Number of Units Outstanding, End of Period................  --       --     480  26,216  34,441  31,429
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.821 $15.485 $16.884 $17.306 $18.400
   Accumulation Unit Value, End of Period....................  --  $15.485 $16.884 $17.306 $18.400 $20.018
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.039 $14.507 $17.559 $18.682 $21.377
   Accumulation Unit Value, End of Period....................  --  $14.507 $17.559 $18.682 $21.377 $20.408
   Number of Units Outstanding, End of Period................  --   27,959  33,465  41,357  36,322  23,714
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.211 $10.228 $10.406
   Accumulation Unit Value, End of Period....................  --       -- $10.211 $10.228 $10.406 $10.850
   Number of Units Outstanding, End of Period................  --       --   1,456   2,170   2,396   2,341
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.974
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.974 $12.004
   Number of Units Outstanding, End of Period................  --       --      --      --   5,079   2,817
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.599 $12.638 $13.923 $15.057 $17.435
   Accumulation Unit Value, End of Period....................  --  $12.638 $13.923 $15.057 $17.435 $17.644
   Number of Units Outstanding, End of Period................  --   56,269  72,413  78,534  67,067  40,175
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.674 $16.810 $20.505 $25.559 $32.024
   Accumulation Unit Value, End of Period....................  --  $16.810 $20.505 $25.559 $32.024 $40.334
   Number of Units Outstanding, End of Period................  --   28,738  21,232  22,574  20,363  16,198
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.377 $13.547 $15.705 $16.925 $20.105
   Accumulation Unit Value, End of Period....................  --  $13.547 $15.705 $16.925 $20.105 $22.702
   Number of Units Outstanding, End of Period................  --   16,870  20,311  25,114  29,161  24,369
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.583 $12.839 $14.409 $13.660 $15.069
   Accumulation Unit Value, End of Period....................  --  $12.839 $14.409 $13.660 $15.069 $16.358
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.895 $11.398 $12.782
   Accumulation Unit Value, End of Period....................  --       -- $10.895 $11.398 $12.782 $13.341
   Number of Units Outstanding, End of Period................  --       --      90   3,079   3,346   3,517
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.347 $10.253 $10.965
   Accumulation Unit Value, End of Period....................  --       -- $10.347 $10.253 $10.965 $11.387
   Number of Units Outstanding, End of Period................  --       --       0  10,764  15,981  19,889
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.880 $10.988 $12.604
   Accumulation Unit Value, End of Period....................  --       -- $10.880 $10.988 $12.604 $12.750
   Number of Units Outstanding, End of Period................  --       --      63   9,548  11,457   6,707
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.127 $11.388 $12.018
   Accumulation Unit Value, End of Period....................  --       -- $11.127 $11.388 $12.018 $14.255
   Number of Units Outstanding, End of Period................  --       --       0   3,189   7,199   4,584

Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.110 $11.761 $12.912
   Accumulation Unit Value, End of Period................. --       -- $11.110 $11.761 $12.912 $12.701
   Number of Units Outstanding, End of Period............. --       --     553  18,678  20,540  14,663
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.104 $13.045 $14.009 $14.206 $15.405
   Accumulation Unit Value, End of Period................. --  $13.045 $14.009 $14.206 $15.405 $15.591
   Number of Units Outstanding, End of Period............. --   18,537  21,616  24,130  22,039  21,004
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $10.095 $10.105 $10.371
   Accumulation Unit Value, End of Period................. --       -- $10.095 $10.105 $10.371 $10.558
   Number of Units Outstanding, End of Period............. --       --       0   7,318  17,491  20,841
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $12.248 $12.772 $13.100 $13.799
   Accumulation Unit Value, End of Period................. --  $12.248 $12.772 $13.100 $13.799 $15.365
   Number of Units Outstanding, End of Period............. --   59,697  69,424  60,344  56,456  37,725
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.079 $14.181 $16.489 $18.397 $21.119
   Accumulation Unit Value, End of Period................. --  $14.181 $16.489 $18.397 $21.119 $21.910
   Number of Units Outstanding, End of Period............. --   25,745  32,196  33,906  30,564  22,461
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.727 $12.909 $13.729 $13.698 $14.636
   Accumulation Unit Value, End of Period................. --  $12.909 $13.729 $13.698 $14.636 $14.246
   Number of Units Outstanding, End of Period............. --   42,583  48,188  46,830  45,695  26,973
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.460 $12.586 $13.437 $13.898 $15.601
   Accumulation Unit Value, End of Period................. --  $12.586 $13.437 $13.898 $15.601 $15.890
   Number of Units Outstanding, End of Period............. --   37,180  51,399  65,805  63,905  49,814
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.710 $14.608 $17.029 $18.275 $20.496
   Accumulation Unit Value, End of Period................. --  $14.608 $17.029 $18.275 $20.496 $19.766
   Number of Units Outstanding, End of Period............. --   30,156  42,152  43,431  41,664  31,534
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.337 $12.344 $14.419 $15.795 $15.867
   Accumulation Unit Value, End of Period................. --  $12.344 $14.419 $15.795 $15.867 $16.455
   Number of Units Outstanding, End of Period............. --   15,965  21,094  22,816  23,151  13,823
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.243 $12.091 $12.824 $12.855 $13.484
   Accumulation Unit Value, End of Period................. --  $12.091 $12.824 $12.855 $13.484 $14.446
   Number of Units Outstanding, End of Period............. --   26,210  43,847  50,067  45,897  32,434
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.748 $12.385 $13.218 $13.831 $15.268
   Accumulation Unit Value, End of Period................. --  $12.385 $13.218 $13.831 $15.268 $15.371
   Number of Units Outstanding, End of Period............. --   11,462  19,346  18,927  18,323  14,308
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.989 $13.454 $14.621 $15.050 $17.064
   Accumulation Unit Value, End of Period................. --  $13.454 $14.621 $15.050 $17.064 $15.680
   Number of Units Outstanding, End of Period............. --   11,832  23,526  23,900  21,468  17,929
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.230 $11.260 $11.798 $13.063 $13.135
   Accumulation Unit Value, End of Period................. --  $11.260 $11.798 $13.063 $13.135 $12.769
   Number of Units Outstanding, End of Period............. --    5,850   7,454   9,878   5,156   5,012
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.861 $13.294 $14.374 $14.495 $15.671
   Accumulation Unit Value, End of Period................. --  $13.294 $14.374 $14.495 $15.671 $15.754
   Number of Units Outstanding, End of Period............. --   22,950  20,081  20,080  18,522  15,645
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.352 $10.403 $10.626 $10.639 $10.877
   Accumulation Unit Value, End of Period................. --  $10.403 $10.626 $10.639 $10.877 $11.194
   Number of Units Outstanding, End of Period............. --   49,278  49,454  57,689  67,485  59,014
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.571 $13.331 $15.151 $16.628 $20.774
   Accumulation Unit Value, End of Period................. --  $13.331 $15.151 $16.628 $20.774 $22.016
   Number of Units Outstanding, End of Period............. --   17,703  19,038  20,400  20,429  18,632
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.688 $12.942 $14.259 $15.176 $16.913
   Accumulation Unit Value, End of Period................. --  $12.942 $14.259 $15.176 $16.913 $15.686
   Number of Units Outstanding, End of Period............. --    7,495   7,931   8,888   8,746   2,824
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.933 $ 9.815 $ 9.664 $ 9.692 $ 9.897
   Accumulation Unit Value, End of Period................. --  $ 9.815 $ 9.664 $ 9.692 $ 9.897 $10.142
   Number of Units Outstanding, End of Period............. --    7,750  23,695  29,794  35,572  30,372
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.975 $13.445 $14.506 $15.609 $16.574
   Accumulation Unit Value, End of Period................. --  $13.445 $14.506 $15.609 $16.574 $17.140
   Number of Units Outstanding, End of Period............. --    8,388  14,340  14,231  13,473   9,948
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.317 $14.518 $16.391 $16.978 $19.267
   Accumulation Unit Value, End of Period................. --  $14.518 $16.391 $16.978 $19.267 $17.922
   Number of Units Outstanding, End of Period............. --   33,011  48,816  51,397  49,497  33,798
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.837 $13.046 $13.725 $14.098 $15.350
   Accumulation Unit Value, End of Period................. --  $13.046 $13.725 $14.098 $15.350 $15.096
   Number of Units Outstanding, End of Period............. --    7,948   4,516   4,505   4,301   3,475
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.678 $12.037 $12.740 $12.960 $14.188
   Accumulation Unit Value, End of Period................. --  $12.037 $12.740 $12.960 $14.188 $14.008
   Number of Units Outstanding, End of Period............. --   18,618  25,107  26,454  19,524   9,363
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.989 $14.004 $16.656 $17.690 $21.981
   Accumulation Unit Value, End of Period................. --  $14.004 $16.656 $17.690 $21.981 $25.785
   Number of Units Outstanding, End of Period............. --    1,565   3,376   3,358   1,801     214
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.794 $13.510 $15.673 $17.194 $17.735
   Accumulation Unit Value, End of Period................. --  $13.510 $15.673 $17.194 $17.735 $18.005
   Number of Units Outstanding, End of Period............. --   16,403  16,589  16,027  13,899   8,037
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.575 $12.351 $12.688 $13.118 $13.529
   Accumulation Unit Value, End of Period................. --  $12.351 $12.688 $13.118 $13.529 $13.961
   Number of Units Outstanding, End of Period............. --   89,760  99,612  99,379  92,829  62,475
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.084 $12.047 $12.364
   Accumulation Unit Value, End of Period................. --       -- $11.084 $12.047 $12.364 $14.220
   Number of Units Outstanding, End of Period............. --       --  23,290  25,887  23,987  19,986
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.297 $11.505 $13.059
   Accumulation Unit Value, End of Period................. --       -- $11.297 $11.505 $13.059 $12.474

   Number of Units Outstanding, End of Period........... --       --   1,925  20,188  25,903  17,876
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.775 $13.304 $14.850 $15.937 $18.080
   Accumulation Unit Value, End of Period............... --  $13.304 $14.850 $15.937 $18.080 $18.128
   Number of Units Outstanding, End of Period........... --   59,850  69,967  67,983  65,697  44,143
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.000 $10.000 $ 9.835 $ 9.854 $10.040
   Accumulation Unit Value, End of Period............... --  $10.000 $ 9.835 $ 9.854 $10.040 $10.257
   Number of Units Outstanding, End of Period........... --        0   2,810   6,029   7,363   4,772
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $ 9.925 $11.693 $12.212 $12.858 $12.907
   Accumulation Unit Value, End of Period............... --  $11.693 $12.212 $12.858 $12.907 $14.724
   Number of Units Outstanding, End of Period........... --   24,418  24,927  27,728  25,923  20,414
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $12.285 $13.821 $14.881 $16.322 $17.691
   Accumulation Unit Value, End of Period............... --  $13.821 $14.881 $16.322 $17.691 $18.407
   Number of Units Outstanding, End of Period........... --    6,825  11,230  10,068  12,002   9,145
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       -- $10.000 $10.922 $11.472 $12.633
   Accumulation Unit Value, End of Period............... --       -- $10.922 $11.472 $12.633 $12.770
   Number of Units Outstanding, End of Period........... --       --     247   3,071   4,595   1,995
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.719 $12.133 $12.355
   Accumulation Unit Value, End of Period............... --       -- $10.719 $12.133 $12.355 $14.730
   Number of Units Outstanding, End of Period........... --       --  33,193  31,244  29,018  24,354
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.694 $12.080 $12.266
   Accumulation Unit Value, End of Period............... --       -- $10.694 $12.080 $12.266 $14.595
   Number of Units Outstanding, End of Period........... --       --   4,430   4,843   5,280     616
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $10.000 $11.030 $12.081 $14.359
   Accumulation Unit Value, End of Period............... --  $10.000 $11.030 $12.081 $14.359 $15.417
   Number of Units Outstanding, End of Period........... --        0   6,065  17,642  19,820  11,213
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       --      --      -- $10.000 $ 9.793
   Accumulation Unit Value, End of Period............... --       --      --      -- $ 9.793 $11.743
   Number of Units Outstanding, End of Period........... --       --      --      --   2,702   3,501
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $13.538 $15.751 $17.392 $19.025
   Accumulation Unit Value, End of Period............... --  $13.538 $15.571 $17.392 $19.025 $19.158
   Number of Units Outstanding, End of Period........... --   10,709  17,770  17,054  14,124   5,644
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.260 $12.370 $14.605
   Accumulation Unit Value, End of Period............... --       -- $11.260 $12.370 $14.605 $15.404
   Number of Units Outstanding, End of Period........... --       --  38,083  38,341  30,699  24,539
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.254 $12.345 $14.566
   Accumulation Unit Value, End of Period............... --       -- $11.254 $12.345 $14.566 $15.348
   Number of Units Outstanding, End of Period........... --       --   5,841   7,179   8,216   4,743
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $11.376 $14.455 $19.239 $21.972 $29.588
   Accumulation Unit Value, End of Period............... --  $14.455 $19.239 $21.972 $29.588 $23.938
   Number of Units Outstanding, End of Period........... --   16,136  19,325  18,808  13,501   7,759



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 3 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.05



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.224
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.224 $11.723
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.415
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.415 $11.038
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.445
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.445 $11.227
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.454
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.454 $11.350
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.306
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.306 $10.670
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.703
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.703 $11.601
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.776
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.776 $11.079
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.835
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.835 $11.088
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.838 $13.318 $14.402 $14.575 $16.637
   Accumulation Unit Value, End of Period.................... $10.838 $13.318 $14.402 $14.575 $16.637 $15.659
   Number of Units Outstanding, End of Period................       0   9,248   9,456   9,932       0   5,547
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.191 $11.116 $12.850
   Accumulation Unit Value, End of Period....................      --      -- $11.191 $11.116 $12.850 $13.033
   Number of Units Outstanding, End of Period................      --      --   6,735  14,303       0  13,557
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.508 $10.382 $11.256
   Accumulation Unit Value, End of Period....................      --      -- $10.508 $10.382 $11.256 $11.688
   Number of Units Outstanding, End of Period................      --      --     383   4,786       0   3,309
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.521 $15.459 $16.847 $17.259 $18.340
   Accumulation Unit Value, End of Period.................... $11.521 $15.459 $16.847 $17.259 $18.340 $19.942
   Number of Units Outstanding, End of Period................   1,068   5,064   5,212   5,081   3,780   3,153
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.212 $14.482 $17.520 $18.630 $21.307
   Accumulation Unit Value, End of Period.................... $11.212 $14.482 $17.520 $18.630 $21.307 $20.332
   Number of Units Outstanding, End of Period................     594   7,384   6,050   6,536       0   3,011
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.207 $10.219 $10.392
   Accumulation Unit Value, End of Period....................      --      -- $10.207 $10.219 $10.392 $10.830
   Number of Units Outstanding, End of Period................      --      --       0       0       0   2,612
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.970
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.970 $11.993
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.312 $12.616 $13.892 $15.015 $17.378
   Accumulation Unit Value, End of Period.................... $10.312 $12.616 $13.892 $15.015 $17.378 $17.578
   Number of Units Outstanding, End of Period................   1,982   2,527   5,065   4,854       0   4,431
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.220 $16.781 $20.460 $25.489 $31.920
   Accumulation Unit Value, End of Period.................... $11.220 $16.781 $20.460 $25.489 $31.920 $40.183
   Number of Units Outstanding, End of Period................       0   1,017     350     621       0     154
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.463 $13.523 $15.670 $16.878 $20.040
   Accumulation Unit Value, End of Period.................... $10.463 $13.523 $15.670 $16.878 $20.040 $22.617
   Number of Units Outstanding, End of Period................       0     994   8,411   9,427       0   7,929
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.708 $12.817 $14.377 $13.623 $15.020
   Accumulation Unit Value, End of Period.................... $10.708 $12.817 $14.377 $13.623 $15.020 $16.297
   Number of Units Outstanding, End of Period................       0   2,025   2,096   1,919   1,977   1,639
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.894 $11.391 $12.767
   Accumulation Unit Value, End of Period....................      --      -- $10.894 $11.391 $12.767 $13.318
   Number of Units Outstanding, End of Period................      --      --       0   2,228       0   1,847
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.346 $10.247 $10.952
   Accumulation Unit Value, End of Period....................      --      -- $10.346 $10.247 $10.952 $11.368
   Number of Units Outstanding, End of Period................      --      --   1,947   4,064       0   2,135
Lord Abbett Series Fund - Growth and Income Portfolio               t
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.878 $10.981 $12.590
   Accumulation Unit Value, End of Period....................      --      -- $10.878 $10.981 $12.590 $12.729

   Number of Units Outstanding, End of Period.............      --      --     741   1,837       0     636
Lord Abbett Series Fund--Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.126 $11.380 $12.004
   Accumulation Unit Value, End of Period.................      --      -- $11.126 $11.380 $12.004 $14.231
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Lord Abbett Series Fund--Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.109 $11.754 $12.897
   Accumulation Unit Value, End of Period.................      --      -- $11.109 $11.754 $12.897 $12.680
   Number of Units Outstanding, End of Period.............      --      --   4,517   8,744       0   6,775
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.684 $13.023 $13.978 $14.167 $15.355
   Accumulation Unit Value, End of Period................. $10.684 $13.023 $13.978 $14.167 $15.355 $15.532
   Number of Units Outstanding, End of Period.............     656   7,008   6,729   9,941       0   7,665
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $10.093 $10.098 $10.360
   Accumulation Unit Value, End of Period.................      --      -- $10.093 $10.098 $10.360 $10.540
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $12.243 $12.761 $13.083 $13.773
   Accumulation Unit Value, End of Period.................      -- $12.243 $12.761 $13.083 $13.773 $15.329
   Number of Units Outstanding, End of Period.............      --     776   2,669   3,198       0     263
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.136 $14.156 $16.452 $18.346 $21.051
   Accumulation Unit Value, End of Period................. $10.136 $14.156 $16.452 $18.346 $21.051 $21.828
   Number of Units Outstanding, End of Period.............       0     957     775     733       0     587
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.648 $12.887 $13.698 $13.661 $14.588
   Accumulation Unit Value, End of Period................. $10.648 $12.887 $13.698 $13.661 $14.588 $14.193
   Number of Units Outstanding, End of Period.............       0     721   1,448     943       0     946
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.165 $12.565 $13.407 $13.860 $15.550
   Accumulation Unit Value, End of Period................. $10.165 $12.565 $13.407 $13.860 $15.550 $15.831
   Number of Units Outstanding, End of Period.............     689  17,628  17,890  27,788       0  18,739
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.341 $14.583 $16.991 $18.225 $20.430
   Accumulation Unit Value, End of Period................. $10.341 $14.583 $16.991 $18.225 $20.430 $19.692
   Number of Units Outstanding, End of Period.............       0     773   1,134   1,650       0     819
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.048 $12.322 $14.387 $15.752 $15.816
   Accumulation Unit Value, End of Period................. $10.048 $12.322 $14.387 $15.752 $15.816 $16.393
   Number of Units Outstanding, End of Period.............       0     392     400     899       0     388
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.538 $12.070 $12.795 $12.819 $13.440
   Accumulation Unit Value, End of Period................. $10.538 $12.070 $12.795 $12.819 $13.440 $14.392
   Number of Units Outstanding, End of Period.............   1,789   7,064   6,591   9,121       0   1,540
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.375 $12.364 $13.188 $13.793 $15.218
   Accumulation Unit Value, End of Period................. $10.375 $12.364 $13.188 $13.793 $15.218 $15.313
   Number of Units Outstanding, End of Period.............       0   9,629  10,337  10,003       0   7,982
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.785 $13.431 $14.589 $15.009 $17.008
   Accumulation Unit Value, End of Period................. $10.785 $13.431 $14.589 $15.009 $17.008 $15.621
   Number of Units Outstanding, End of Period.............      18  19,916  17,279  16,931       0   8,828
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.712 $11.240 $11.772 $13.027 $13.092
   Accumulation Unit Value, End of Period................. $ 9.712 $11.240 $11.772 $13.027 $13.092 $12.720
   Number of Units Outstanding, End of Period.............       0   1,483   1,953   1,881       0   1,753
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.728 $13.271 $14.342 $14.456 $15.620
   Accumulation Unit Value, End of Period................. $10.728 $13.271 $14.342 $14.456 $15.620 $15.695
   Number of Units Outstanding, End of Period.............       0  15,833  13,488  12,567       0   4,734
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.173 $10.385 $10.602 $10.610 $10.842
   Accumulation Unit Value, End of Period................. $10.173 $10.385 $10.602 $10.610 $10.842 $11.152
   Number of Units Outstanding, End of Period.............   1,829  37,058  38,217  34,719       0  10,128
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.591 $13.308 $15.117 $16.582 $20.706
   Accumulation Unit Value, End of Period................. $10.591 $13.308 $15.117 $16.582 $20.706 $21.933
   Number of Units Outstanding, End of Period.............      19   5,818   4,466   4,703       0   7,251
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.395 $12.920 $14.227 $15.134 $16.858
   Accumulation Unit Value, End of Period................. $10.395 $12.920 $14.227 $15.134 $16.858 $15.627
   Number of Units Outstanding, End of Period.............   1,883   1,910   1,896   1,854       0   1,982
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.973 $ 9.799 $ 9.642 $ 9.665 $ 9.865
   Accumulation Unit Value, End of Period................. $ 9.973 $ 9.799 $ 9.642 $ 9.665 $ 9.865 $10.104
   Number of Units Outstanding, End of Period.............       0       0   9,267     875       0  28,327
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.366 $13.422 $14.474 $15.566 $16.521
   Accumulation Unit Value, End of Period................. $10.366 $13.422 $14.474 $15.566 $16.521 $17.075
   Number of Units Outstanding, End of Period.............      19   2,661   2,479   2,420       0   1,034
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.191 $14.493 $16.355 $16.932 $19.204
   Accumulation Unit Value, End of Period................. $11.191 $14.493 $16.355 $16.932 $19.204 $17.854
   Number of Units Outstanding, End of Period.............       0     802     889   1,207       0   1,106
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.629 $13.023 $13.694 $14.059 $15.300
   Accumulation Unit Value, End of Period................. $10.629 $13.023 $13.694 $14.059 $15.300 $15.039
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.502 $12.016 $12.711 $12.925 $14.142
   Accumulation Unit Value, End of Period................. $10.502 $12.016 $12.711 $12.925 $14.142 $13.956
   Number of Units Outstanding, End of Period.............   1,936   5,517   5,550   5,502       0   4,940
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.456 $13.980 $16.619 $17.641 $21.909
   Accumulation Unit Value, End of Period................. $11.456 $13.980 $16.619 $17.641 $21.909 $25.688
   Number of Units Outstanding, End of Period.............       0   2,710   4,261   4,219       0   1,286
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.360 $13.487 $15.638 $17.146 $17.677
   Accumulation Unit Value, End of Period................. $10.360 $13.487 $15.638 $17.146 $17.677 $17.937
   Number of Units Outstanding, End of Period.............     744   5,260   4,572   4,140       0   3,100
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.097 $12.330 $12.660 $13.082 $13.485
   Accumulation Unit Value, End of Period................. $10.097 $12.330 $12.660 $13.082 $13.485 $13.909
   Number of Units Outstanding, End of Period.............      39      23  22,173  28,151       0  17,445
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.081 $12.037 $12.347

   Accumulation Unit Value, End of Period...............      --      -- $11.081 $12.037 $12.347 $14.194
   Number of Units Outstanding, End of Period...........      --      --   3,371   3,309       0   1,982
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      -- $10.000 $11.293 $11.495 $13.041
   Accumulation Unit Value, End of Period...............      --      -- $11.293 $11.495 $13.041 $12.451
   Number of Units Outstanding, End of Period...........      --      --   6,748  11,886       0  12,144
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.640 $13.281 $14.817 $15.894 $18.021
   Accumulation Unit Value, End of Period............... $10.640 $13.281 $14.814 $15.894 $18.021 $18.059
   Number of Units Outstanding, End of Period...........     639   7,269   8,604  15,946       0  12,253
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $10.000 $ 9.830 $ 9.844 $10.025
   Accumulation Unit Value, End of Period...............      -- $10.000 $ 9.830 $ 9.844 $10.025 $10.236
   Number of Units Outstanding, End of Period...........      --       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.399 $11.673 $12.185 $12.823 $12.865
   Accumulation Unit Value, End of Period............... $ 9.399 $11.673 $12.185 $12.823 $12.865 $14.669
   Number of Units Outstanding, End of Period...........       0     166     888     644       0     977
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $11.046 $13.797 $14.847 $16.277 $17.633
   Accumulation Unit Value, End of Period............... $11.046 $13.797 $14.847 $16.277 $17.633 $18.338
   Number of Units Outstanding, End of Period...........       0     245     345     256       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      -- $10.000 $10.918 $11.462 $12.616
   Accumulation Unit Value, End of Period...............      --      -- $10.918 $11.462 $12.616 $12.746
   Number of Units Outstanding, End of Period...........      --      --   2,252   4,857       0   4,668
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $10.716 $12.122 $12.338
   Accumulation Unit Value, End of Period...............      --      -- $10.716 $12.122 $12.338 $14.702
   Number of Units Outstanding, End of Period...........      --      --   1,009     967     925       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $10.690 $12.069 $12.250
   Accumulation Unit Value, End of Period...............      --      -- $10.690 $12.069 $12.250 $14.568
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $10.000 $11.024 $12.069 $14.337
   Accumulation Unit Value, End of Period...............      -- $10.000 $11.042 $12.069 $14.337 $15.385
   Number of Units Outstanding, End of Period...........      --       0   1,117   1,012       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      --      --      -- $10.000 $ 9.789
   Accumulation Unit Value, End of Period...............      --      --      --      -- $ 9.789 $11.733
   Number of Units Outstanding, End of Period...........      --      --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $13.533 $15.737 $17.368 $18.990
   Accumulation Unit Value, End of Period...............      -- $13.533 $15.737 $17.368 $18.990 $19.112
   Number of Units Outstanding, End of Period...........      --     643   1,487   1,471       0   1,159
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.256 $12.360 $14.585
   Accumulation Unit Value, End of Period...............      --      -- $11.256 $12.360 $14.585 $15.375
   Number of Units Outstanding, End of Period...........      --      --  10,704  10,241   8,054   5,409
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.250 $12.335 $14.546
   Accumulation Unit Value, End of Period...............      --      -- $11.250 $12.335 $14.546 $15.320
   Number of Units Outstanding, End of Period...........      --      --       0       0       0     412
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $10.688 $14.430 $19.196 $21.911 $29.492
   Accumulation Unit Value, End of Period............... $10.688 $14.430 $19.196 $21.911 $29.492 $23.848
   Number of Units Outstanding, End of Period...........       0   3,594   4,303   4,382       0   1,584



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income (5) Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 3 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the MAV Death
    Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003, and the
              Earnings Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.1



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.221
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.221 $11.713
   Number of Units Outstanding, End of Period................  --       --      --      --       0     735
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.412
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.412 $11.029
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.441
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.441 $11.218
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.450
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.450 $11.341
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.303
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.303 $10.661
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.700
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.700 $11.591
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.772
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.772 $11.069
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.831
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.831 $11.078
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.683 $13.313 $14.389 $14.555 $16.606
   Accumulation Unit Value, End of Period....................  --  $13.313 $14.389 $14.555 $16.606 $15.622
   Number of Units Outstanding, End of Period................  --    2,943   5,721   5,765       0   3,761
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.187 $11.107 $12.833
   Accumulation Unit Value, End of Period....................  --       -- $11.187 $11.107 $12.833 $13.008
   Number of Units Outstanding, End of Period................  --       --       0   4,074       0   4,074
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.507 $10.375 $11.243
   Accumulation Unit Value, End of Period....................  --       -- $10.507 $10.375 $11.243 $11.669
   Number of Units Outstanding, End of Period................  --       --     569     569       0   2,427
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.804 $15.453 $16.832 $17.235 $18.306
   Accumulation Unit Value, End of Period....................  --  $15.453 $16.832 $17.235 $18.306 $19.895
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.024 $14.477 $17.505 $18.605 $21.267
   Accumulation Unit Value, End of Period....................  --  $14.477 $17.505 $18.605 $21.267 $20.283
   Number of Units Outstanding, End of Period................  --    4,326   4,258   4,243       0     456
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.204 $10.211 $10.378
   Accumulation Unit Value, End of Period....................  --       -- $10.204 $10.211 $10.378 $10.809
   Number of Units Outstanding, End of Period................  --       --     753     784       0     906
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.966
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.966 $11.983
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.584 $12.612 $13.880 $14.995 $17.346
   Accumulation Unit Value, End of Period....................  --  $12.612 $13.880 $14.995 $17.346 $17.536
   Number of Units Outstanding, End of Period................  --      383       4   4,457       0   4,428
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.658 $16.776 $20.442 $25.455 $31.860
   Accumulation Unit Value, End of Period....................  --  $16.776 $20.442 $25.455 $31.860 $40.087
   Number of Units Outstanding, End of Period................  --      645     575     498       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.362 $13.519 $15.657 $16.855 $20.003
   Accumulation Unit Value, End of Period....................  --  $13.519 $15.567 $16.855 $20.003 $22.563
   Number of Units Outstanding, End of Period................  --      511     738   2,584       0   4,192
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.567 $12.813 $14.365 $13.604 $14.992
   Accumulation Unit Value, End of Period....................  --  $12.813 $14.365 $13.604 $14.992 $16.258
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.893 $11.384 $12.752
   Accumulation Unit Value, End of Period....................  --       -- $10.893 $11.384 $12.752 $13.296
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.344 $10.240 $10.940
   Accumulation Unit Value, End of Period....................  --       -- $10.344 $10.240 $10.940 $11.349
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.877 $10.974 $12.575
   Accumulation Unit Value, End of Period....................  --       -- $10.877 $10.974 $12.575 $12.708
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.125 $11.373 $11.991

   Accumulation Unit Value, End of Period................. --       -- $11.125 $11.373 $11.991 $14.208
   Number of Units Outstanding, End of Period............. --       --       0       0       0   1,689
Lord Abbett Series Fund--Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.108 $11.746 $12.882
   Accumulation Unit Value, End of Period................. --       -- $11.108 $11.746 $12.882 $12.658
   Number of Units Outstanding, End of Period............. --       --       0   1,331       0   1,931
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.088 $13.018 $13.966 $14.148 $15.326
   Accumulation Unit Value, End of Period................. --  $13.018 $13.966 $14.148 $15.326 $15.495
   Number of Units Outstanding, End of Period............. --      155     955   1,082       0   1,076
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $10.092 $10.092 $10.348
   Accumulation Unit Value, End of Period................. --       -- $10.092 $10.092 $10.348 $10.523
   Number of Units Outstanding, End of Period............. --       --       0       0       0   3,229
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $12.239 $12.750 $13.065 $13.747
   Accumulation Unit Value, End of Period................. --  $12.239 $12.750 $13.065 $13.747 $15.292
   Number of Units Outstanding, End of Period............. --      332   1,430   3,246       0   3,243
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.065 $14.151 $16.438 $18.321 $21.011
   Accumulation Unit Value, End of Period................. --  $14.151 $16.438 $18.321 $21.011 $21.776
   Number of Units Outstanding, End of Period............. --    2,232   2,273   3,126       0   1,215
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.711 $12.882 $13.687 $13.642 $14.561
   Accumulation Unit Value, End of Period................. --  $12.882 $16.687 $13.642 $14.561 $14.159
   Number of Units Outstanding, End of Period............. --      342     737   1,180       0   1,176
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.445 $12.560 $13.395 $13.841 $15.521
   Accumulation Unit Value, End of Period................. --  $12.560 $13.395 $13.841 $15.521 $15.793
   Number of Units Outstanding, End of Period............. --    2,880   3,633   3,785       0   2,432
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.695 $14.578 $16.976 $18.200 $20.392
   Accumulation Unit Value, End of Period................. --  $14.578 $16.976 $18.200 $20.392 $19.645
   Number of Units Outstanding, End of Period............. --      327   1,695   1,685       0   1,698
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.322 $12.318 $14.375 $15.730 $15.786
   Accumulation Unit Value, End of Period................. --  $12.318 $14.375 $15.730 $15.786 $16.354
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.227 $12.066 $12.784 $12.802 $13.415
   Accumulation Unit Value, End of Period................. --  $12.066 $12.784 $12.802 $13.415 $14.358
   Number of Units Outstanding, End of Period............. --    4,556   5,976   6,331       0   2,926
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.733 $12.360 $13.177 $13.774 $15.190
   Accumulation Unit Value, End of Period................. --  $12.360 $13.177 $13.774 $15.190 $15.276
   Number of Units Outstanding, End of Period............. --        0   1,233   1,309       0   1,260
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.974 $13.426 $14.576 $14.988 $16.976
   Accumulation Unit Value, End of Period................. --  $13.426 $14.576 $14.988 $16.976 $15.584
   Number of Units Outstanding, End of Period............. --    5,992   6,142   6,118       0     166
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.215 $11.237 $11.761 $13.010 $13.068
   Accumulation Unit Value, End of Period................. --  $11.237 $11.761 $13.010 $13.068 $12.690
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.845 $13.267 $14.330 $14.436 $15.591
   Accumulation Unit Value, End of Period................. --  $13.267 $14.330 $14.436 $15.591 $15.658
   Number of Units Outstanding, End of Period............. --        0       0     129       0     108
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.338 $10.381 $10.593 $10.596 $10.822
   Accumulation Unit Value, End of Period................. --  $10.381 $10.593 $10.596 $10.822 $11.125
   Number of Units Outstanding, End of Period............. --    3,460   4,153   5,005       0   1,816
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.556 $13.304 $15.104 $16.560 $20.667
   Accumulation Unit Value, End of Period................. --  $13.304 $15.104 $16.560 $20.667 $21.881
   Number of Units Outstanding, End of Period............. --    2,452   2,383   3,264       0     776
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.673 $12.915 $14.215 $15.114 $16.826
   Accumulation Unit Value, End of Period................. --  $12.915 $14.215 $15.114 $16.826 $15.590
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.920 $ 9.795 $ 9.634 $ 9.652 $ 9.846
   Accumulation Unit Value, End of Period................. --  $ 9.795 $ 9.634 $ 9.652 $ 9.846 $10.080
   Number of Units Outstanding, End of Period............. --        0       0       0       0     936
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.960 $13.417 $14.461 $15.545 $16.490
   Accumulation Unit Value, End of Period................. --  $13.417 $14.461 $15.545 $16.490 $17.034
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.301 $14.488 $16.341 $16.909 $19.168
   Accumulation Unit Value, End of Period................. --  $14.488 $16.341 $16.909 $19.168 $17.811
   Number of Units Outstanding, End of Period............. --      145     323     313       0     846
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.822 $13.019 $13.683 $14.040 $15.271
   Accumulation Unit Value, End of Period................. --  $13.019 $13.683 $14.040 $15.271 $15.003
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.663 $12.012 $12.701 $12.907 $14.116
   Accumulation Unit Value, End of Period................. --  $12.012 $12.701 $12.907 $14.116 $13.922
   Number of Units Outstanding, End of Period............. --      167   1,659   1,874       0   1,853
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.626 $13.975 $16.605 $17.617 $21.868
   Accumulation Unit Value, End of Period................. --  $13.975 $16.605 $17.617 $21.868 $25.626
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.779 $13.482 $15.625 $17.123 $17.644
   Accumulation Unit Value, End of Period................. --  $13.482 $15.625 $17.123 $17.644 $17.895
   Number of Units Outstanding, End of Period............. --    1,477   1,493   1,435       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.560 $12.325 $12.649 $13.064 $13.460
   Accumulation Unit Value, End of Period................. --  $12.325 $12.649 $13.064 $13.460 $13.876
   Number of Units Outstanding, End of Period............. --    5,860   6,170   6,929       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.077 $12.027 $12.331
   Accumulation Unit Value, End of Period................. --       -- $11.077 $12.027 $12.331 $14.167
   Number of Units Outstanding, End of Period............. --       --   1,042   1,014       0       0
   Van Kampen LIT Comstock Portfolio, Class II............

   Accumulation Unit Value, Beginning of Period......... --       -- $10.000 $11.289 $11.485 $13.023
   Accumulation Unit Value, End of Period............... --       -- $11.289 $11.485 $13.023 $12.427
   Number of Units Outstanding, End of Period........... --       --   4,903   5,974       0   5,921
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.760 $13.276 $14.804 $15.872 $17.987
   Accumulation Unit Value, End of Period............... --  $13.276 $14.804 $15.872 $17.987 $18.016
   Number of Units Outstanding, End of Period........... --      155     516     488       0     470
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.000 $10.000 $ 9.825 $ 9.834 $10.010
   Accumulation Unit Value, End of Period............... --  $10.000 $ 9.825 $ 9.834 $10.010 $10.215
   Number of Units Outstanding, End of Period........... --        0     484   1,133       0   1,042
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $ 9.911 $11.669 $12.174 $12.805 $12.841
   Accumulation Unit Value, End of Period............... --  $11.669 $12.174 $12.805 $12.841 $14.634
   Number of Units Outstanding, End of Period........... --        0   1,717   1,717       0   1,717
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $12.268 $13.792 $14.835 $16.255 $17.600
   Accumulation Unit Value, End of Period............... --  $13.792 $14.835 $16.255 $17.600 $18.294
   Number of Units Outstanding, End of Period........... --        0       0      99       0      83
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       -- $10.000 $10.915 $11.452 $12.598
   Accumulation Unit Value, End of Period............... --       -- $10.915 $11.452 $12.598 $12.722
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.712 $12.112 $12.321
   Accumulation Unit Value, End of Period............... --       -- $10.712 $12.112 $12.321 $14.674
   Number of Units Outstanding, End of Period........... --       --     558     555     592     527
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.687 $12.059 $12.233
   Accumulation Unit Value, End of Period............... --       -- $10.687 $12.059 $12.233 $14.540
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $10.000 $11.019 $12.057 $14.315
   Accumulation Unit Value, End of Period............... --  $10.000 $11.019 $12.057 $14.315 $15.354
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       --      --      -- $10.000 $ 9.786
   Accumulation Unit Value, End of Period............... --       --      --      -- $ 9.786 $11.723
   Number of Units Outstanding, End of Period........... --       --      --      --       0   2,228
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $13.529 $15.724 $17.345 $18.954
   Accumulation Unit Value, End of Period............... --  $13.529 $15.724 $17.345 $18.954 $19.066
   Number of Units Outstanding, End of Period........... --      177     195     187       0     189
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.253 $12.349 $14.565
   Accumulation Unit Value, End of Period............... --       -- $11.253 $12.349 $14.565 $15.346
   Number of Units Outstanding, End of Period........... --       --     961     881     851     770
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.246 $12.324 $14.526
   Accumulation Unit Value, End of Period............... --       -- $11.246 $12.324 $14.526 $15.291
   Number of Units Outstanding, End of Period........... --       --   3,915   3,915       0   4,409
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $11.360 $14.425 $19.180 $21.881 $29.436
   Accumulation Unit Value, End of Period............... --  $14.425 $19.180 $21.881 $29.436 $23.791
   Number of Units Outstanding, End of Period........... --      612   1,049     981       0     908



* The Allstate Advisor Preferred Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - ervice Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - ervice Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - ervice Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - lass 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - lass 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - lass IB Sub-Account, Putnam VT New Opportunities - lass IB Sub-Account, Putnam VT Research - lass IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 3 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
  Death Benefit Option (Age 71-79)or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79) or with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.2



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.214
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.214 $11.693
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.404
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.404 $11.010
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.434
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.434 $11.198
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.443
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.443 $11.321
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.296
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.296 $10.643
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.693
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.693 $11.571
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.765
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.765 $11.050
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.824
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.824 $11.059
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.834 $13.293 $14.353 $14.503 $16.530
   Accumulation Unit Value, End of Period.................... $10.834 $13.293 $14.353 $14.503 $16.530 $15.534
   Number of Units Outstanding, End of Period................       0     513   4,010   4,067       0   3,672
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.179 $11.088 $12.798
   Accumulation Unit Value, End of Period....................      --      -- $11.179 $11.088 $12.798 $12.960
   Number of Units Outstanding, End of Period................      --      --       0     979       0     970
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.504 $10.362 $11.218
   Accumulation Unit Value, End of Period....................      --      -- $10.504 $10.362 $11.218 $11.630
   Number of Units Outstanding, End of Period................      --      --       0   1,741       0   6,906
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.517 $15.430 $16.789 $17.174 $18.222
   Accumulation Unit Value, End of Period.................... $11.517 $15.430 $16.789 $17.174 $18.222 $19.783
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.208 $14.455 $17.460 $18.539 $21.170
   Accumulation Unit Value, End of Period.................... $11.208 $14.455 $17.460 $18.539 $21.170 $20.169
   Number of Units Outstanding, End of Period................       0     235     199     190      49   1,494
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.197 $10.193 $10.350
   Accumulation Unit Value, End of Period....................      --      -- $10.197 $10.193 $10.350 $10.769
   Number of Units Outstanding, End of Period................      --      --       0       0     301       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.958
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.958 $11.962
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.309 $12.593 $13.845 $14.941 $17.266
   Accumulation Unit Value, End of Period.................... $10.309 $12.593 $13.845 $14.941 $17.266 $17.438
   Number of Units Outstanding, End of Period................       0   3,527   3,476   3,814     102   3,333
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.216 $16.750 $20.390 $25.364 $31.714
   Accumulation Unit Value, End of Period.................... $11.216 $16.750 $20.390 $25.364 $31.714 $39.863
   Number of Units Outstanding, End of Period................       0     207     177     145       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.459 $13.498 $15.617 $16.795 $19.911
   Accumulation Unit Value, End of Period.................... $10.459 $13.498 $15.617 $16.795 $19.911 $22.436
   Number of Units Outstanding, End of Period................       0       0       0     431      73   1,770
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.705 $12.793 $14.328 $13.556 $14.923
   Accumulation Unit Value, End of Period.................... $10.705 $12.793 $14.328 $13.556 $14.923 $16.167
   Number of Units Outstanding, End of Period................       0     504     555     531     537     559
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.890 $11.369 $12.723
   Accumulation Unit Value, End of Period....................      --      -- $10.890 $11.369 $12.723 $13.252
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.342 $10.227 $10.915
   Accumulation Unit Value, End of Period....................      --      -- $10.342 $10.227 $10.915 $11.311
   Number of Units Outstanding, End of Period................      --      --       0   1,063       0   3,717
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.874 $10.960 $12.546

   Accumulation Unit Value, End of Period.................      --      -- $10.874 $10.960 $12.546 $12.666
   Number of Units Outstanding, End of Period.............      --      --       0   1,646       0   1,632
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.122 $11.359 $11.963
   Accumulation Unit Value, End of Period.................      --      -- $11.122 $11.359 $11.963 $14.161
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.105 $11.731 $12.852
   Accumulation Unit Value, End of Period.................      --      -- $11.105 $11.731 $12.852 $12.616
   Number of Units Outstanding, End of Period.............      --      --       0       0       0   2,388
Oppenheimer Balanced Fund/VA- Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.680 $12.999 $13.930 $14.098 $15.256
   Accumulation Unit Value, End of Period................. $10.680 $12.999 $13.930 $14.098 $15.256 $15.409
   Number of Units Outstanding, End of Period.............       0   3,157   3,213   3,273       0   3,234
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $10.090 $10.079 $10.324
   Accumulation Unit Value, End of Period.................      --      -- $10.090 $10.079 $10.324 $10.488
   Number of Units Outstanding, End of Period.............      --      --       0       0     915       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $12.231 $12.728 $13.029 $13.696
   Accumulation Unit Value, End of Period.................      -- $12.231 $12.728 $13.029 $13.696 $15.219
   Number of Units Outstanding, End of Period.............      --       0       0       0       0   1,979
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.133 $14.130 $16.396 $18.256 $20.915
   Accumulation Unit Value, End of Period................. $10.133 $14.130 $16.396 $18.256 $20.915 $21.654
   Number of Units Outstanding, End of Period.............       0     243     218     199       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.645 $12.863 $13.652 $13.594 $14.494
   Accumulation Unit Value, End of Period................. $10.645 $12.863 $13.652 $13.594 $14.494 $14.079
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.162 $12.541 $13.361 $13.791 $15.450
   Accumulation Unit Value, End of Period................. $10.162 $12.541 $13.361 $13.791 $15.450 $15.704
   Number of Units Outstanding, End of Period.............       0   4,266   4,314   4,288     109   9,410
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.338 $14.556 $16.933 $18.136 $20.298
   Accumulation Unit Value, End of Period................. $10.338 $14.556 $16.933 $18.136 $20.298 $19.535
   Number of Units Outstanding, End of Period.............       0     737     665     628       0   1,934
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.045 $12.299 $14.338 $15.674 $15.714
   Accumulation Unit Value, End of Period................. $10.045 $12.299 $14.338 $15.674 $15.714 $16.262
   Number of Units Outstanding, End of Period.............       0     415     398     357       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.535 $12.048 $12.752 $12.756 $13.353
   Accumulation Unit Value, End of Period................. $10.535 $12.048 $12.752 $12.756 $13.353 $14.277
   Number of Units Outstanding, End of Period.............       0     821     819     830       0   4,220
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.372 $12.341 $13.143 $13.725 $15.120
   Accumulation Unit Value, End of Period................. $10.372 $12.341 $13.143 $13.725 $15.120 $15.191
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.781 $13.406 $14.539 $14.935 $16.899
   Accumulation Unit Value, End of Period................. $10.781 $13.406 $14.539 $14.935 $16.899 $15.496
   Number of Units Outstanding, End of Period.............       0     513     503     503       0     488
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.709 $11.220 $11.732 $12.963 $13.008
   Accumulation Unit Value, End of Period................. $ 9.709 $11.220 $11.732 $12.963 $13.008 $12.619
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.724 $13.247 $14.293 $14.385 $15.520
   Accumulation Unit Value, End of Period................. $10.724 $13.247 $14.293 $14.385 $15.520 $15.570
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.169 $10.366 $10.566 $10.558 $10.772
   Accumulation Unit Value, End of Period................. $10.169 $10.366 $10.566 $10.558 $10.772 $11.063
   Number of Units Outstanding, End of Period.............       0     938     982   1,004       0   5,446
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.588 $13.284 $15.066 $16.501 $20.573
   Accumulation Unit Value, End of Period................. $10.588 $13.284 $15.066 $16.501 $20.573 $21.758
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.391 $12.896 $14.179 $15.060 $16.749
   Accumulation Unit Value, End of Period................. $10.391 $12.896 $14.179 $15.060 $16.749 $15.502
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.969 $ 9.780 $ 9.609 $ 9.618 $ 9.801
   Accumulation Unit Value, End of Period................. $ 9.969 $ 9.780 $ 9.609 $ 9.618 $ 9.801 $10.023
   Number of Units Outstanding, End of Period.............       0       0       0       0     316   6,011
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.363 $13.397 $14.424 $15.489 $16.414
   Accumulation Unit Value, End of Period................. $10.363 $13.397 $14.424 $15.489 $16.414 $16.939
   Number of Units Outstanding, End of Period.............       0     386     395     367       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.187 $14.466 $16.299 $16.849 $19.081
   Accumulation Unit Value, End of Period................. $11.187 $14.466 $16.299 $16.849 $19.081 $17.712
   Number of Units Outstanding, End of Period.............       0   3,948   3,776   3,750       0   5,162
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.626 $12.999 $13.648 $13.990 $15.202
   Accumulation Unit Value, End of Period................. $10.626 $12.999 $13.648 $13.990 $15.202 $14.919
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.499 $11.994 $12.668 $12.861 $14.051
   Accumulation Unit Value, End of Period................. $10.499 $11.994 $12.668 $12.861 $14.051 $13.844
   Number of Units Outstanding, End of Period.............       0   4,502   4,669   4,722       0   4,787
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.452 $13.954 $16.563 $17.554 $21.768
   Accumulation Unit Value, End of Period................. $11.452 $13.954 $16.563 $17.554 $21.768 $25.483
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.356 $13.462 $15.585 $17.062 $17.563
   Accumulation Unit Value, End of Period................. $10.356 $13.462 $15.585 $17.062 $17.563 $17.794
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.093 $12.307 $12.617 $13.018 $13.398
   Accumulation Unit Value, End of Period................. $10.093 $12.307 $12.617 $13.018 $13.398 $13.798
   Number of Units Outstanding, End of Period.............       0   1,100   1,119   1,178       0   1,256
Van Kampen LIT Aggressive Growth Portfolio, Class II

(3) Accumulation Unit Value, Beginning of Period........      --      -- $10.000 $11.069 $12.006 $12.297
   Accumulation Unit Value, End of Period...............      --      -- $11.069 $12.006 $12.297 $14.114
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      -- $10.000 $11.282 $11.465 $12.988
   Accumulation Unit Value, End of Period...............      --      -- $11.282 $11.465 $12.988 $12.381
   Number of Units Outstanding, End of Period...........      --      --       0       0       0   2,433
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.636 $13.256 $14.766 $15.815 $17.905
   Accumulation Unit Value, End of Period............... $10.636 $13.256 $14.766 $15.815 $17.905 $17.915
   Number of Units Outstanding, End of Period...........       0       0       0       0       0   1,682
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $10.000 $ 9.815 $ 9.813 $ 9.979
   Accumulation Unit Value, End of Period...............      -- $10.000 $ 9.815 $ 9.813 $ 9.979 $10.173
   Number of Units Outstanding, End of Period...........      --       0       0       0     313       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.396 $11.651 $12.144 $12.760 $12.782
   Accumulation Unit Value, End of Period............... $ 9.396 $11.651 $12.144 $12.760 $12.782 $14.552
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $11.043 $13.771 $14.797 $16.197 $17.520
   Accumulation Unit Value, End of Period............... $11.043 $13.771 $14.797 $16.197 $17.520 $18.192
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      -- $10.000 $10.907 $11.433 $12.564
   Accumulation Unit Value, End of Period...............      --      -- $10.907 $11.433 $12.564 $12.674
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $10.705 $12.091 $12.288
   Accumulation Unit Value, End of Period...............      --      -- $10.705 $12.091 $12.288 $14.619
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $10.679 $12.039 $12.200
   Accumulation Unit Value, End of Period...............      --      -- $10.679 $12.039 $12.200 $14.486
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $10.000 $11.007 $12.032 $14.272
   Accumulation Unit Value, End of Period...............      -- $10.000 $11.007 $12.032 $14.272 $15.291
   Number of Units Outstanding, End of Period...........      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      --      --      --      -- $10.000 $ 9.779
   Accumulation Unit Value, End of Period...............      --      --      --      -- $ 9.779 $11.702
   Number of Units Outstanding, End of Period...........      --      --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........      -- $10.000 $13.520 $15.697 $17.297 $18.883
   Accumulation Unit Value, End of Period...............      -- $13.520 $15.697 $17.297 $18.883 $18.976
   Number of Units Outstanding, End of Period...........      --       0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.245 $12.328 $14.525
   Accumulation Unit Value, End of Period...............      --      -- $11.245 $12.328 $14.525 $15.288
   Number of Units Outstanding, End of Period...........      --      --     983     926     596     541
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.....      --      -- $10.000 $11.238 $12.303 $14.487
   Accumulation Unit Value, End of Period...............      --      -- $11.238 $12.303 $14.487 $15.234
   Number of Units Outstanding, End of Period...........      --      --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ $10.000 $10.684 $14.404 $19.131 $21.804 $29.302
   Accumulation Unit Value, End of Period............... $10.684 $14.404 $19.131 $21.804 $29.302 $23.658
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 200. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series
    - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. Accumulation Unit Values for the Van Kampen Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts are not shown. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 3 Year Withdrawal Charge Option - SAI ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
           VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
  With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
Option, added on or after May 1, 2003, and the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.25



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.210
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.210 $11.683
   Number of Units Outstanding, End of Period................  --       --      --      --       0   4,098
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.401
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.401 $11.000
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.430
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.430 $11.189
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.439
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.439 $11.311
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.292
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.292 $10.634
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.690
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.690 $11.561
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.761
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.761 $11.041
   Number of Units Outstanding, End of Period................  --       --      --      --       0   2,095
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.821
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.821 $11.050
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.683 $13.300 $14.353 $14.495 $16.513
   Accumulation Unit Value, End of Period....................  --  $13.300 $14.353 $14.495 $16.513 $15.510
   Number of Units Outstanding, End of Period................  --   17,595  24,643  25,536       0  13,216
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.175 $11.078 $12.780
   Accumulation Unit Value, End of Period....................  --       -- $11.175 $11.078 $12.780 $12.935
   Number of Units Outstanding, End of Period................  --       --       0   3,816       0  10,070
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.503 $10.356 $11.205
   Accumulation Unit Value, End of Period....................  --       -- $10.503 $10.356 $11.205 $11.611
   Number of Units Outstanding, End of Period................  --       --     243   2,801       0   2,717
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.804 $15.437 $16.789 $17.165 $18.203
   Accumulation Unit Value, End of Period....................  --  $15.437 $16.789 $17.165 $18.203 $19.752
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.024 $14.462 $17.460 $18.529 $21.148
   Accumulation Unit Value, End of Period....................  --  $14.462 $17.460 $18.529 $21.148 $20.138
   Number of Units Outstanding, End of Period................  --    5,520   7,553   9,771     482   6,364
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.193 $10.184 $10.336
   Accumulation Unit Value, End of Period....................  --       -- $10.193 $10.184 $10.336 $10.748
   Number of Units Outstanding, End of Period................  --       --   1,045   1,072       0   2,180
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.955
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.955 $11.952
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.584 $12.599 $13.845 $14.933 $17.248
   Accumulation Unit Value, End of Period....................  --  $12.599 $13.845 $14.933 $17.248 $17.410
   Number of Units Outstanding, End of Period................  --   19,691  25,374  26,784   1,131  12,567
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.658 $16.758 $20.390 $25.351 $31.681
   Accumulation Unit Value, End of Period....................  --  $16.758 $20.390 $25.351 $31.681 $39.801
   Number of Units Outstanding, End of Period................  --      739   1,339   2,962       0   2,393
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.362 $13.505 $15.617 $16.786 $19.890
   Accumulation Unit Value, End of Period....................  --  $13.505 $15.617 $16.786 $19.890 $22.402
   Number of Units Outstanding, End of Period................  --    2,556   2,722   7,297       0   4,846
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.567 $12.800 $14.328 $13.549 $14.907
   Accumulation Unit Value, End of Period....................  --  $12.800 $14.328 $13.549 $14.907 $16.142
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.888 $11.362 $12.709
   Accumulation Unit Value, End of Period....................  --       -- $10.888 $11.362 $12.709 $13.230
   Number of Units Outstanding, End of Period................  --       --       0   1,248       0   2,953
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.340 $10.221 $10.902
   Accumulation Unit Value, End of Period....................  --       -- $10.340 $10.221 $10.902 $11.293
   Number of Units Outstanding, End of Period................  --       --       0   6,249       0   6,299
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.873 $10.953 $12.532
   Accumulation Unit Value, End of Period....................  --       -- $10.873 $10.953 $12.532 $12.645
   Number of Units Outstanding, End of Period................  --       --   6,569   3,127       0   5,472

Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.120 $11.351 $11.949
   Accumulation Unit Value, End of Period................. --       -- $11.120 $11.351 $11.949 $14.137
   Number of Units Outstanding, End of Period............. --       --       0   1,967       0   1,903
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.103 $11.724 $12.838
   Accumulation Unit Value, End of Period................. --       -- $11.103 $11.724 $12.838 $12.595
   Number of Units Outstanding, End of Period............. --       --   6,049   8,583       0   6,466
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.088 $13.005 $13.930 $14.090 $15.240
   Accumulation Unit Value, End of Period................. --  $13.005 $13.930 $14.090 $15.240 $15.384
   Number of Units Outstanding, End of Period............. --      313     746   1,178       0   2,984
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $10.088 $10.073 $10.312
   Accumulation Unit Value, End of Period................. --       -- $10.088 $10.073 $10.312 $10.471
   Number of Units Outstanding, End of Period............. --       --       0     673       0     759
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $12.227 $12.718 $13.011 $13.670
   Accumulation Unit Value, End of Period................. --  $12.227 $12.718 $13.011 $13.670 $15.183
   Number of Units Outstanding, End of Period............. --   13,535  25,147  22,749   1,179  11,885
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.065 $14.137 $16.396 $18.246 $20.893
   Accumulation Unit Value, End of Period................. --  $14.137 $16.396 $18.246 $20.893 $21.620
   Number of Units Outstanding, End of Period............. --        0       0   1,893       0   2,177
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.711 $12.869 $13.652 $13.586 $14.479
   Accumulation Unit Value, End of Period................. --  $12.869 $13.652 $13.586 $14.479 $14.057
   Number of Units Outstanding, End of Period............. --    2,142   4,367   4,810     571   2,282
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.445 $12.547 $13.361 $13.784 $15.434
   Accumulation Unit Value, End of Period................. --  $12.547 $13.361 $13.784 $15.434 $15.680
   Number of Units Outstanding, End of Period............. --   26,443  42,107  43,949       0  24,220
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.695 $14.563 $16.933 $18.126 $20.277
   Accumulation Unit Value, End of Period................. --  $14.563 $16.933 $18.126 $20.277 $19.504
   Number of Units Outstanding, End of Period............. --    4,771   9,376  10,461       0   7,941
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.322 $12.305 $14.338 $15.666 $15.697
   Accumulation Unit Value, End of Period................. --  $12.305 $14.338 $15.666 $15.697 $16.237
   Number of Units Outstanding, End of Period............. --    7,154  11,024   9,578     558   4,043
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.227 $12.054 $12.751 $12.750 $13.339
   Accumulation Unit Value, End of Period................. --  $12.054 $12.751 $12.750 $13.339 $14.255
   Number of Units Outstanding, End of Period............. --    5,038   8,855  15,833   1,831  11,452
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.733 $12.347 $13.143 $13.718 $15.105
   Accumulation Unit Value, End of Period................. --  $12.347 $13.143 $13.718 $15.105 $15.167
   Number of Units Outstanding, End of Period............. --      604     603     703       0     834
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.974 $13.412 $14.539 $14.927 $16.881
   Accumulation Unit Value, End of Period................. --  $13.412 $14.539 $14.927 $16.881 $15.472
   Number of Units Outstanding, End of Period............. --   17,230  23,473  21,980       0   8,063
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.215 $11.225 $11.731 $12.956 $12.994
   Accumulation Unit Value, End of Period................. --  $11.225 $11.731 $12.956 $12.994 $12.599
   Number of Units Outstanding, End of Period............. --    2,465   2,572   2,449       0       8
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.845 $13.253 $14.293 $14.377 $15.503
   Accumulation Unit Value, End of Period................. --  $13.253 $14.293 $14.377 $15.503 $15.546
   Number of Units Outstanding, End of Period............. --    4,691   8,520  10,510       0   2,703
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.338 $10.371 $10.566 $10.552 $10.761
   Accumulation Unit Value, End of Period................. --  $10.371 $10.566 $10.552 $10.761 $11.045
   Number of Units Outstanding, End of Period............. --   31,017   1,667   8,376       0   9,634
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.556 $13.290 $15.066 $16.492 $20.551
   Accumulation Unit Value, End of Period................. --  $13.290 $15.066 $16.492 $20.551 $21.724
   Number of Units Outstanding, End of Period............. --      691   1,909   3,655       0   1,953
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.673 $12.902 $14.179 $15.052 $16.732
   Accumulation Unit Value, End of Period................. --  $12.902 $14.179 $15.052 $16.732 $15.478
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.920 $ 9.785 $ 9.609 $ 9.613 $ 9.791
   Accumulation Unit Value, End of Period................. --  $ 9.785 $ 9.609 $ 9.613 $ 9.791 $10.008
   Number of Units Outstanding, End of Period............. --       53   3,480   8,091       0  20,371
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.960 $13.403 $14.424 $15.481 $16.397
   Accumulation Unit Value, End of Period................. --  $13.403 $14.424 $15.481 $16.397 $16.913
   Number of Units Outstanding, End of Period............. --   18,175  25,691  23,154       0   6,846
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.301 $14.473 $16.299 $16.840 $19.061
   Accumulation Unit Value, End of Period................. --  $14.473 $16.299 $16.840 $19.061 $17.684
   Number of Units Outstanding, End of Period............. --      356   2,415   5,219       0   2,928
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.822 $13.005 $13.647 $13.983 $15.186
   Accumulation Unit Value, End of Period................. --  $13.005 $13.647 $13.983 $15.186 $14.896
   Number of Units Outstanding, End of Period............. --       40       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.663 $12.000 $12.668 $12.854 $14.037
   Accumulation Unit Value, End of Period................. --  $12.000 $12.668 $12.854 $14.037 $13.823
   Number of Units Outstanding, End of Period............. --    6,577   8,286   7,978       0   3,219
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.626 $13.961 $16.562 $17.545 $21.746
   Accumulation Unit Value, End of Period................. --  $13.961 $16.562 $17.545 $21.746 $25.443
   Number of Units Outstanding, End of Period............. --      142     126     123       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.779 $13.468 $15.585 $17.053 $17.545
   Accumulation Unit Value, End of Period................. --  $13.468 $15.585 $17.053 $17.545 $17.767
   Number of Units Outstanding, End of Period............. --   11,261  15,852  14,674       0   3,282
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.560 $12.313 $12.617 $13.011 $13.384
   Accumulation Unit Value, End of Period................. --  $12.313 $12.617 $13.011 $13.384 $13.776
   Number of Units Outstanding, End of Period............. --   25,354  37,923  38,888       0  11,830
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.066 $11.996 $12.280
   Accumulation Unit Value, End of Period................. --       -- $11.066 $11.996 $12.280 $14.087

   Number of Units Outstanding, End of Period........... --       --  23,878  22,050       0   4,002
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --       -- $10.000 $11.278 $11.456 $12.970
   Accumulation Unit Value, End of Period............... --       -- $11.278 $11.456 $12.970 $12.357
   Number of Units Outstanding, End of Period........... --       --       0   1,266       0   2,650
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.760 $13.263 $14.766 $15.807 $17.886
   Accumulation Unit Value, End of Period............... --  $13.263 $14.766 $15.807 $17.886 $17.888
   Number of Units Outstanding, End of Period........... --   16,502  19,148  16,327       0   6,660
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.000 $10.000 $ 9.810 $ 9.803 $ 9.964
   Accumulation Unit Value, End of Period............... --  $10.000 $ 9.810 $ 9.803 $ 9.964 $10.152
   Number of Units Outstanding, End of Period........... --        0   3,830   5,017       0   3,150
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $ 9.911 $11.657 $12.143 $12.753 $12.769
   Accumulation Unit Value, End of Period............... --  $11.657 $12.143 $12.753 $12.769 $14.529
   Number of Units Outstanding, End of Period........... --      299     653     642       0     344
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $12.268 $13.778 $14.797 $16.189 $17.501
   Accumulation Unit Value, End of Period............... --  $13.778 $14.797 $16.189 $17.501 $18.164
   Number of Units Outstanding, End of Period........... --        0     141     302       0     163
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       -- $10.000 $10.903 $11.423 $12.547
   Accumulation Unit Value, End of Period............... --       -- $10.903 $11.423 $12.547 $12.650
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.701 $12.081 $12.271
   Accumulation Unit Value, End of Period............... --       -- $10.701 $12.081 $12.271 $14.592
   Number of Units Outstanding, End of Period........... --       --  15,649  13,665  12,103   3,274
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.676 $12.028 $12.183
   Accumulation Unit Value, End of Period............... --       -- $10.676 $12.028 $12.183 $14.459
   Number of Units Outstanding, End of Period........... --       --   1,275   1,202       0   1,085
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $10.000 $11.002 $12.020 $14.250
   Accumulation Unit Value, End of Period............... --  $10.000 $11.002 $12.020 $14.250 $15.260
   Number of Units Outstanding, End of Period........... --        0   2,959   3,581       0   1,097
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       --      --      -- $10.000 $ 9.776
   Accumulation Unit Value, End of Period............... --       --      --      -- $ 9.776 $11.692
   Number of Units Outstanding, End of Period........... --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $13.515 $15.684 $17.274 $18.848
   Accumulation Unit Value, End of Period............... --  $13.515 $15.684 $17.274 $18.848 $18.930
   Number of Units Outstanding, End of Period........... --      927   1,229   4,222       0   2,625
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.241 $12.318 $14.505
   Accumulation Unit Value, End of Period............... --       -- $11.241 $12.318 $14.505 $15.260
   Number of Units Outstanding, End of Period........... --       --  29,761  27,979  21,119   8,301
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.234 $12.293 $14.467
   Accumulation Unit Value, End of Period............... --       -- $11.234 $12.293 $14.467 $15.205
   Number of Units Outstanding, End of Period........... --       --       0     474       0   1,047
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $11.360 $14.411 $19.131 $21.792 $29.271
   Accumulation Unit Value, End of Period............... --  $14.411 $19.131 $21.792 $29.271 $23.621
   Number of Units Outstanding, End of Period........... --      386   5,033   5,141       0   1,509

* The Allstate Advisor Preferred Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.20% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

 ALLSTATE ADVISOR PREFERRED ANNUITY with 3 Year Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced
                   Beneficiary Protection (Annual Increase)
   Option, added on or after May 1, 2003, and the Earnings Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.203
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.203 $11.663
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.394
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.394 $10.981
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.423
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.423 $11.169
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.432
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.432 $11.292
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.285
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.285 $10.615
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.683
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.683 $11.541
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.754
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.754 $11.022
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.814
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.814 $11.031
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.675 $13.280 $14.316 $14.444 $16.437
   Accumulation Unit Value, End of Period....................  --  $13.280 $14.316 $14.444 $16.437 $15.423
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.168 $11.059 $12.746
   Accumulation Unit Value, End of Period....................  --       -- $11.168 $11.059 $12.746 $12.887
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.500 $10.342 $11.179
   Accumulation Unit Value, End of Period....................  --       -- $10.500 $10.342 $11.179 $11.572
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.794 $15.414 $16.746 $17.104 $18.119
   Accumulation Unit Value, End of Period....................  --  $15.414 $16.746 $17.104 $18.119 $19.642
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.014 $14.440 $17.416 $18.463 $21.051
   Accumulation Unit Value, End of Period....................  --  $14.440 $17.416 $18.463 $21.051 $20.025
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.186 $10.167 $10.308
   Accumulation Unit Value, End of Period....................  --       -- $10.186 $10.167 $10.308 $10.708
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.947
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.947 $11.932
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.575 $12.580 $13.809 $14.880 $17.169
   Accumulation Unit Value, End of Period....................  --  $12.580 $13.809 $14.880 $17.169 $17.313
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.648 $16.733 $20.338 $25.260 $31.536
   Accumulation Unit Value, End of Period....................  --  $16.733 $20.338 $25.260 $31.536 $39.578
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.354 $13.484 $15.577 $16.727 $19.799
   Accumulation Unit Value, End of Period....................  --  $13.484 $15.577 $16.727 $19.799 $22.276
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.557 $12.780 $14.291 $13.500 $14.839
   Accumulation Unit Value, End of Period....................  --  $12.780 $14.291 $13.500 $14.839 $16.051
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.886 $11.347 $12.679
   Accumulation Unit Value, End of Period....................  --       -- $10.886 $11.347 $12.679 $13.186
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.338 $10.208 $10.877
   Accumulation Unit Value, End of Period....................  --       -- $10.338 $10.208 $10.877 $11.255
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.870 $10.939 $12.503
   Accumulation Unit Value, End of Period....................  --       -- $10.870 $10.939 $12.503 $12.603
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.117 $11.337 $11.922
   Accumulation Unit Value, End of Period....................  --       -- $11.117 $11.337 $11.922 $14.090

   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Lord Abbett Series Fund--Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.101 $11.709 $12.808
   Accumulation Unit Value, End of Period................. --       -- $11.101 $11.709 $12.808 $12.554
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.079 $12.985 $13.895 $14.040 $15.170
   Accumulation Unit Value, End of Period................. --  $12.985 $13.895 $14.040 $15.170 $15.298
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $10.086 $10.060 $10.288
   Accumulation Unit Value, End of Period................. --       -- $10.086 $10.060 $10.288 $10.436
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $12.218 $12.696 $12.976 $13.619
   Accumulation Unit Value, End of Period................. --  $12.218 $12.696 $12.976 $13.619 $15.110
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.056 $14.115 $16.354 $18.181 $20.798
   Accumulation Unit Value, End of Period................. --  $14.115 $16.354 $18.181 $20.798 $21.499
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.701 $12.850 $13.617 $13.538 $14.413
   Accumulation Unit Value, End of Period................. --  $12.850 $13.617 $13.538 $14.413 $13.979
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.436 $12.528 $13.327 $13.735 $15.363
   Accumulation Unit Value, End of Period................. --  $12.528 $13.327 $13.735 $15.363 $15.592
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.686 $14.541 $16.890 $18.061 $20.184
   Accumulation Unit Value, End of Period................. --  $14.541 $16.890 $18.061 $20.184 $19.395
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.314 $12.287 $14.302 $15.610 $15.626
   Accumulation Unit Value, End of Period................. --  $12.287 $14.302 $15.610 $15.626 $16.146
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.218 $12.035 $12.719 $12.704 $13.278
   Accumulation Unit Value, End of Period................. --  $12.035 $12.719 $12.704 $13.278 $14.175
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.724 $12.328 $13.110 $13.669 $15.035
   Accumulation Unit Value, End of Period................. --  $12.328 $13.110 $13.669 $15.035 $15.082
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.965 $13.392 $14.502 $14.874 $16.804
   Accumulation Unit Value, End of Period................. --  $13.392 $14.502 $14.874 $16.804 $15.386
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.207 $11.208 $11.701 $12.910 $12.935
   Accumulation Unit Value, End of Period................. --  $11.208 $11.701 $12.910 $12.935 $12.529
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.835 $13.233 $14.257 $14.326 $15.432
   Accumulation Unit Value, End of Period................. --  $13.233 $14.257 $14.326 $15.432 $15.458
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.329 $10.355 $10.539 $10.515 $10.712
   Accumulation Unit Value, End of Period................. --  $10.355 $10.539 $10.515 $10.712 $10.983
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.548 $13.270 $15.027 $16.433 $20.457
   Accumulation Unit Value, End of Period................. --  $13.270 $15.027 $16.433 $20.457 $21.603
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.664 $12.883 $14.143 $14.998 $16.655
   Accumulation Unit Value, End of Period................. --  $12.883 $14.143 $14.998 $16.655 $15.391
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.911 $ 9.770 $ 9.585 $ 9.578 $ 9.746
   Accumulation Unit Value, End of Period................. --  $ 9.770 $ 9.585 $ 9.578 $ 9.746 $ 9.952
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.951 $13.383 $14.388 $15.426 $16.322
   Accumulation Unit Value, End of Period................. --  $13.383 $14.388 $15.426 $16.322 $16.818
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.292 $14.451 $16.258 $16.780 $18.974
   Accumulation Unit Value, End of Period................. --  $14.451 $16.258 $16.780 $18.974 $17.585
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.813 $12.986 $13.613 $13.933 $15.116
   Accumulation Unit Value, End of Period................. --  $12.986 $13.613 $13.933 $15.116 $14.813
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.654 $11.982 $12.636 $12.808 $13.972
   Accumulation Unit Value, End of Period................. --  $11.982 $12.636 $12.808 $13.972 $13.745
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.616 $13.940 $16.520 $17.483 $21.646
   Accumulation Unit Value, End of Period................. --  $13.940 $16.520 $17.483 $21.646 $25.301
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0

Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.770 $13.448 $15.545 $16.992 $17.465
   Accumulation Unit Value, End of Period............... --  $13.448 $15.545 $16.992 $17.465 $17.667
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... --  $10.551 $12.294 $12.585 $12.964 $13.323
   Accumulation Unit Value, End of Period............... --  $12.294 $12.585 $12.964 $13.323 $13.699
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period........ --       -- $10.000 $11.058 $11.976 $12.247
   Accumulation Unit Value, End of Period............... --       -- $11.058 $11.976 $12.247 $14.035
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --       -- $10.000 $11.270 $11.436 $12.935
   Accumulation Unit Value, End of Period............... --       -- $11.270 $11.436 $12.935 $12.311
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.751 $13.242 $14.729 $15.751 $17.804
   Accumulation Unit Value, End of Period............... --  $13.242 $14.729 $15.751 $17.804 $17.787
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $10.000 $10.000 $ 9.800 $ 9.783 $ 9.933
   Accumulation Unit Value, End of Period............... --  $10.000 $ 9.800 $ 9.783 $ 9.933 $10.111
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......... --  $ 9.903 $11.639 $12.112 $12.707 $12.711
   Accumulation Unit Value, End of Period............... --  $11.639 $12.112 $12.707 $12.711 $14.447
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $12.258 $13.757 $14.759 $16.131 $17.421
   Accumulation Unit Value, End of Period............... --  $13.757 $14.759 $16.131 $17.421 $18.062
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       -- $10.000 $10.896 $11.404 $12.513
   Accumulation Unit Value, End of Period............... --       -- $10.896 $11.404 $12.513 $12.603
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.694 $12.060 $12.237
   Accumulation Unit Value, End of Period............... --       -- $10.694 $12.060 $12.237 $14.537
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $10.668 $12.008 $12.150
   Accumulation Unit Value, End of Period............... --       -- $10.688 $12.008 $12.150 $14.404
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $10.000 $10.990 $11.995 $14.206
   Accumulation Unit Value, End of Period............... --  $10.000 $10.990 $11.995 $14.206 $15.197
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --       --      --      -- $10.000 $ 9.769
   Accumulation Unit Value, End of Period............... --       --      --      -- $ 9.769 $11.672
   Number of Units Outstanding, End of Period........... --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $10.000 $13.506 $15.657 $17.227 $18.777
   Accumulation Unit Value, End of Period............... --  $13.506 $15.657 $17.227 $18.777 $18.840
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.233 $12.297 $14.466
   Accumulation Unit Value, End of Period............... --       -- $11.233 $12.297 $14.466 $15.202
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..... --       -- $10.000 $11.227 $12.272 $14.428
   Accumulation Unit Value, End of Period............... --       -- $11.227 $12.272 $14.428 $15.148
   Number of Units Outstanding, End of Period........... --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period........ --  $11.351 $14.389 $19.082 $21.714 $29.137
   Accumulation Unit Value, End of Period............... --  $14.389 $19.082 $21.714 $29.137 $23.489
   Number of Units Outstanding, End of Period........... --        0       0       0       0       0



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR PREFERRED ANNUITY with No Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
 With the MAV Death Benefit Option, either added prior to May 1, 2003, or the
           Enhanced Beneficiary Protection (Annual Increase) Option

                          Mortality & Expense = 1.75



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.245
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.245 $11.784
   Number of Units Outstanding, End of Period................      --      --      --      --   4,881   5,685
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.437
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.437 $11.095
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.466
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.466 $11.285
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.475
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.475 $11.409
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.327
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.327 $10.725
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.723
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.723 $11.660
   Number of Units Outstanding, End of Period................      --      --      --      --       0   3,877
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.798
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.798 $11.136
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.855
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.855 $11.145
   Number of Units Outstanding, End of Period................      --      --      --      --       0   3,227
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.845 $13.368 $14.500 $14.719 $16.853
   Accumulation Unit Value, End of Period.................... $10.845 $13.368 $14.500 $14.719 $16.853 $15.911
   Number of Units Outstanding, End of Period................       0   7,791   6,299   6,069   5,447   5,508
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.214 $11.173 $12.956
   Accumulation Unit Value, End of Period....................      --      -- $11.214 $11.173 $12.956 $13.180
   Number of Units Outstanding, End of Period................      --      --     553   4,354   2,024   2,011
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.516 $10.422 $11.334
   Accumulation Unit Value, End of Period....................      --      -- $10.516 $10.422 $11.334 $11.805
   Number of Units Outstanding, End of Period................      --      --       0  17,284  16,084  15,516
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.529 $15.516 $16.961 $17.429 $18.578
   Accumulation Unit Value, End of Period.................... $11.529 $15.516 $16.961 $17.429 $18.578 $20.263
   Number of Units Outstanding, End of Period................     798     662     642     617       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.219 $14.536 $17.639 $18.814 $21.583
   Accumulation Unit Value, End of Period.................... $11.219 $14.536 $17.639 $18.814 $21.583 $20.659
   Number of Units Outstanding, End of Period................     840   5,316   3,838   5,486   3,981   3,892
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.228 $10.272 $10.477
   Accumulation Unit Value, End of Period....................      --      -- $10.228 $10.272 $10.477 $10.952
   Number of Units Outstanding, End of Period................      --      --       0   4,368   4,342   4,321
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.992
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.992 $12.055
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.319 $12.663 $13.986 $15.164 $17.603
   Accumulation Unit Value, End of Period.................... $10.319 $12.663 $13.986 $15.164 $17.603 $17.861
   Number of Units Outstanding, End of Period................       0   9,499   8,319   6,573   5,967   5,879
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.227 $16.844 $20.599 $25.741 $32.334
   Accumulation Unit Value, End of Period.................... $11.227 $16.844 $20.599 $25.741 $32.334 $40.829
   Number of Units Outstanding, End of Period................       0       0     677   1,436     917     864
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.470 $13.574 $15.777 $17.045 $20.300
   Accumulation Unit Value, End of Period.................... $10.470 $13.574 $15.777 $17.045 $20.300 $22.981
   Number of Units Outstanding, End of Period................     865   3,783   2,172  13,069  10,472  10,012
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.715 $12.865 $14.475 $13.758 $15.214
   Accumulation Unit Value, End of Period.................... $10.715 $12.865 $14.475 $13.758 $15.214 $16.559
   Number of Units Outstanding, End of Period................     889   8,097  21,000   2,892   1,586   1,482
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.902 $11.435 $12.855
   Accumulation Unit Value, End of Period....................      --      -- $10.902 $11.435 $12.855 $13.452
   Number of Units Outstanding, End of Period................      --      --       0   5,828   1,521   1,514
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.353 $10.286 $11.028
   Accumulation Unit Value, End of Period....................      --      -- $10.353 $10.286 $11.028 $11.482
   Number of Units Outstanding, End of Period................      --      --       0  18,423  16,266  15,740
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.886 $11.022 $12.676
   Accumulation Unit Value, End of Period....................      --      -- $10.886 $11.022 $12.676 $12.856
   Number of Units Outstanding, End of Period................      --      --       0   1,338   1,332   1,326
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.134 $11.424 $12.087
   Accumulation Unit Value, End of Period....................      --      -- $11.134 $11.424 $12.087 $14.374
   Number of Units Outstanding, End of Period................      --      --       0   4,409   3,624   3,440
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.117 $11.799 $12.986
   Accumulation Unit Value, End of Period....................      --      -- $11.117 $11.799 $12.986 $12.806
   Number of Units Outstanding, End of Period................      --      --       0  10,537   9,184   8,905
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.690 $13.071 $14.073 $14.307 $15.554
   Accumulation Unit Value, End of Period.................... $10.690 $13.071 $14.073 $14.307 $15.554 $15.782
   Number of Units Outstanding, End of Period................       0   6,055   6,063   6,069   5,165   5,152
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.101 $10.137 $10.431
   Accumulation Unit Value, End of Period....................      --      -- $10.101 $10.137 $10.431 $10.646
   Number of Units Outstanding, End of Period................      --      --       0   1,992     482     511
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.268 $12.826 $13.190 $13.928
   Accumulation Unit Value, End of Period....................      -- $12.268 $12.826 $13.190 $13.928 $15.549
   Number of Units Outstanding, End of Period................      --       0     321   3,428   2,627   2,295
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.143 $14.209 $16.564 $18.527 $21.324
   Accumulation Unit Value, End of Period.................... $10.143 $14.209 $16.564 $18.527 $21.324 $22.179
   Number of Units Outstanding, End of Period................       0   3,281   4,315   3,243   2,725   2,595
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.655 $12.935 $13.792 $13.796 $14.777
   Accumulation Unit Value, End of Period.................... $10.655 $12.935 $13.792 $13.796 $14.777 $14.421
   Number of Units Outstanding, End of Period................       0   2,860   1,720   2,488   1,765   1,777

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.172 $12.612 $13.498 $13.997 $15.751
   Accumulation Unit Value, End of Period................. $10.172 $12.612 $13.498 $13.997 $15.751 $16.085
   Number of Units Outstanding, End of Period.............       0   8,952   8,967  14,068  13,142  11,100
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.348 $14.937 $17.106 $18.405 $20.695
   Accumulation Unit Value, End of Period................. $10.348 $14.937 $17.106 $18.405 $20.695 $20.009
   Number of Units Outstanding, End of Period.............       0   2,654   2,633   5,799   4,819   4,734
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.055 $12.368 $14.485 $15.907 $16.021
   Accumulation Unit Value, End of Period................. $10.055 $12.368 $14.485 $15.907 $16.021 $16.657
   Number of Units Outstanding, End of Period.............       0       0     185   2,047   2,037   2,028
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.545 $12.115 $12.882 $12.946 $13.614
   Accumulation Unit Value, End of Period................. $10.545 $12.115 $12.882 $12.946 $13.614 $14.624
   Number of Units Outstanding, End of Period.............   3,568  25,517  23,617  34,301  29,809  26,348
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.382 $12.410 $13.278 $13.929 $15.416
   Accumulation Unit Value, End of Period................. $10.382 $12.410 $13.278 $13.929 $15.416 $15.559
   Number of Units Outstanding, End of Period.............       0   1,802   1,633   1,263      32      32
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.792 $13.481 $14.688 $15.157 $17.229
   Accumulation Unit Value, End of Period................. $10.792 $13.481 $14.688 $15.157 $17.229 $15.872
   Number of Units Outstanding, End of Period.............       0     383   1,801     422     420     418
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.718 $11.282 $11.852 $13.156 $13.262
   Accumulation Unit Value, End of Period................. $ 9.718 $11.282 $11.852 $13.156 $13.262 $12.925
   Number of Units Outstanding, End of Period.............       0   6,154   1,451     831     795      58
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.735 $13.321 $14.440 $14.599 $15.823
   Accumulation Unit Value, End of Period................. $10.735 $13.321 $14.440 $14.599 $15.823 $15.948
   Number of Units Outstanding, End of Period.............     886  13,425   7,682   6,829   5,266   3,520
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.179 $10.424 $10.674 $10.715 $10.983
   Accumulation Unit Value, End of Period................. $10.179 $10.424 $10.674 $10.715 $10.983 $11.331
   Number of Units Outstanding, End of Period.............   3,636  40,083  32,092  17,998  15,064  10,579
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.598 $13.358 $15.220 $16.746 $20.975
   Accumulation Unit Value, End of Period................. $10.598 $13.358 $15.220 $16.746 $20.975 $22.286
   Number of Units Outstanding, End of Period.............     863   2,334   2,407   1,963   1,658   1,658
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.401 $12.968 $14.324 $15.284 $17.076
   Accumulation Unit Value, End of Period................. $10.401 $12.968 $14.324 $15.284 $17.076 $15.878
   Number of Units Outstanding, End of Period.............   2,573   3,014   2,910   5,388   2,662   2,651
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.979 $ 9.835 $ 9.708 $ 9.761 $ 9.993
   Accumulation Unit Value, End of Period................. $ 9.979 $ 9.835 $ 9.708 $ 9.761 $ 9.993 $10.266
   Number of Units Outstanding, End of Period.............       0  10,838   5,617  11,200   9,133   8,742
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.373 $13.472 $14.572 $15.720 $16.735
   Accumulation Unit Value, End of Period................. $10.373 $13.472 $14.572 $15.720 $16.735 $17.350
   Number of Units Outstanding, End of Period.............       0  27,579  20,582  10,085   6,553   2,806
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.198 $14.547 $16.466 $17.099 $19.453
   Accumulation Unit Value, End of Period................. $11.198 $14.547 $16.466 $17.099 $19.453 $18.141
   Number of Units Outstanding, End of Period.............       0   4,250   4,298   5,522   5,329   5,355
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.636 $13.072 $13.787 $14.198 $15.499
   Accumulation Unit Value, End of Period................. $10.636 $13.072 $13.787 $14.198 $15.499 $15.281
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.509 $12.061 $12.798 $13.052 $14.326
   Accumulation Unit Value, End of Period................. $10.509 $12.061 $12.798 $13.052 $14.326 $14.180
   Number of Units Outstanding, End of Period.............       0   2,617   2,336   2,745   2,748   2,774
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.464 $14.032 $16.732 $17.815 $22.194
   Accumulation Unit Value, End of Period................. $11.464 $14.032 $16.732 $17.815 $22.194 $26.101
   Number of Units Outstanding, End of Period.............       0      65      74      18      16       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.367 $13.537 $15.745 $17.316 $17.907
   Accumulation Unit Value, End of Period................. $10.367 $13.537 $15.745 $17.316 $17.907 $18.226
   Number of Units Outstanding, End of Period.............       0   1,783  11,404   8,543   4,795   2,564
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.103 $12.376 $12.746 $13.211 $13.660
   Accumulation Unit Value, End of Period................. $10.103 $12.376 $12.746 $13.211 $13.660 $14.133
   Number of Units Outstanding, End of Period.............       0  36,300  30,271  21,299  14,081  13,650
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.103 $12.099 $12.449
   Accumulation Unit Value, End of Period.................      --      -- $11.103 $12.099 $12.449 $14.354
   Number of Units Outstanding, End of Period.............      --      --   1,750   1,467   1,622   1,370
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.316 $11.554 $13.148
   Accumulation Unit Value, End of Period.................      --      -- $11.316 $11.554 $13.148 $12.591
   Number of Units Outstanding, End of Period.............      --      --   1,474  13,477  12,318  12,129
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.647 $13.330 $14.917 $16.051 $18.254
   Accumulation Unit Value, End of Period................. $10.647 $13.330 $14.917 $16.051 $18.254 $18.350
   Number of Units Outstanding, End of Period.............   2,580   9,866  11,977  19,029  16,442  14,007
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.860 $ 9.904 $10.117
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.860 $ 9.904 $10.117 $10.362
   Number of Units Outstanding, End of Period.............      --       0       0   1,015   1,010   1,006
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.405 $11.716 $12.268 $12.949 $13.032
   Accumulation Unit Value, End of Period................. $ 9.405 $11.716 $12.268 $12.949 $13.032 $14.905
   Number of Units Outstanding, End of Period.............       0  13,186   4,412   1,634   1,596     394
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.053 $13.848 $14.948 $16.438 $17.862
   Accumulation Unit Value, End of Period................. $11.053 $13.848 $14.948 $16.438 $17.862 $18.633
   Number of Units Outstanding, End of Period.............       0   2,112   2,516   2,480   2,428     377
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.941 $11.521 $12.719
   Accumulation Unit Value, End of Period.................      --      -- $10.941 $11.521 $12.719 $12.890
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.738 $12.184 $12.439
   Accumulation Unit Value, End of Period.................      --      -- $10.738 $12.184 $12.439 $14.868
   Number of Units Outstanding, End of Period.............      --      --   1,157   1,075     371     330
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.712 $12.131 $12.350
   Accumulation Unit Value, End of Period.................      --      -- $10.712 $12.131 $12.350 $14.732
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.058 $12.143 $14.469
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.058 $12.143 $14.469 $15.575
   Number of Units Outstanding, End of Period.............      --       0       0   4,527   1,663   1,596
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.809
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.809 $11.793
   Number of Units Outstanding, End of Period.............      --      --      --      --     705     634
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.561 $15.818 $17.510 $19.204
   Accumulation Unit Value, End of Period.................      -- $13.561 $15.818 $17.510 $19.204 $19.387
   Number of Units Outstanding, End of Period.............      --       0     171       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.280 $12.423 $14.704
   Accumulation Unit Value, End of Period.................      --      -- $11.280 $12.423 $14.704 $15.548
   Number of Units Outstanding, End of Period.............      --      --   2,324   1,692   1,012     941

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.273 $12.398 $14.665
   Accumulation Unit Value, End of Period............      --      -- $11.273 $12.398 $14.665 $15.493
   Number of Units Outstanding, End of Period........      --      --       0   1,653   1,817   1,814
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.695 $14.484 $19.327 $22.128 $29.874
   Accumulation Unit Value, End of Period............ $10.695 $14.484 $19.327 $22.128 $29.874 $24.232
   Number of Units Outstanding, End of Period........       0   7,400   6,675   6,986   5,946   6,009



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. all of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on
    October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR PREFERRED ANNUITY with No Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
         With MAV Death Benefit Option, added on or after May 1, 2003

                           Mortality & Expense = 1.8



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.242
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.242 $11.774
   Number of Units Outstanding, End of Period................  --       --      --      --   3,204   3,461
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.433
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.433 $11.085
   Number of Units Outstanding, End of Period................  --       --      --      --       0   1,208
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.463
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.463 $11.275
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.472
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.472 $11.399
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.324
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.324 $10.716
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.720
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.720 $11.650
   Number of Units Outstanding, End of Period................  --       --      --      --       0     747
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.794
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.794 $11.126
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.852
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.852 $11.135
   Number of Units Outstanding, End of Period................  --       --      --      --       0   1,341
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.701 $13.363 $14.487 $14.699 $16.821
   Accumulation Unit Value, End of Period....................  --  $13.363 $14.487 $14.699 $16.821 $15.874
   Number of Units Outstanding, End of Period................  --   13,429  23,919  26,656  23,133  13,494
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.210 $11.164 $12.938
   Accumulation Unit Value, End of Period....................  --       -- $11.210 $11.164 $12.938 $13.155
   Number of Units Outstanding, End of Period................  --       --  34,895  54,544  78,758  69,306
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.515 $10.415 $11.321
   Accumulation Unit Value, End of Period....................  --       -- $10.515 $10.415 $11.321 $11.786
   Number of Units Outstanding, End of Period................  --       --       0   6,788  14,996  22,996
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.824 $15.511 $16.947 $17.406 $18.543
   Accumulation Unit Value, End of Period....................  --  $15.511 $16.947 $17.406 $18.543 $20.215
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.042 $14.531 $17.624 $18.789 $21.543
   Accumulation Unit Value, End of Period....................  --  $14.531 $17.624 $18.789 $21.543 $20.610
   Number of Units Outstanding, End of Period................  --    4,877   7,098  10,240   8,967   9,265
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.225 $10.263 $10.463
   Accumulation Unit Value, End of Period....................  --       -- $10.225 $10.263 $10.463 $10.931
   Number of Units Outstanding, End of Period................  --       --   8,245  11,552  11,777  11,176
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.989
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.989 $12.045
   Number of Units Outstanding, End of Period................  --       --      --      --   5,078   7,573
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.602 $12.659 $13.975 $15.143 $17.571
   Accumulation Unit Value, End of Period....................  --  $12.659 $13.975 $15.143 $17.571 $17.818
   Number of Units Outstanding, End of Period................  --   12,790  39,079  39,957  44,665  47,069
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.678 $16.838 $20.581 $25.706 $32.273
   Accumulation Unit Value, End of Period....................  --  $16.838 $20.581 $25.706 $32.273 $40.732
   Number of Units Outstanding, End of Period................  --      498   1,232   1,200   3,285   3,763
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.380 $13.569 $15.763 $17.022 $20.262
   Accumulation Unit Value, End of Period....................  --  $13.569 $15.763 $17.022 $20.262 $22.926
   Number of Units Outstanding, End of Period................  --    9,774  21,481  21,688  24,787  24,647
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.586 $12.861 $14.462 $13.739 $15.186
   Accumulation Unit Value, End of Period....................  --  $12.861 $14.462 $13.739 $15.186 $16.520
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.901 $11.427 $12.840
   Accumulation Unit Value, End of Period....................  --       -- $10.901 $11.427 $12.840 $13.429
   Number of Units Outstanding, End of Period................  --       --       0   8,747  11,635   8,536
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.352 $10.279 $11.015
   Accumulation Unit Value, End of Period....................  --       -- $10.352 $10.279 $11.015 $11.463
   Number of Units Outstanding, End of Period................  --       --  10,992   8,049   9,999   9,841
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.885 $11.015 $12.662
   Accumulation Unit Value, End of Period....................  --       -- $10.885 $11.015 $12.662 $12.835
   Number of Units Outstanding, End of Period................  --       --   2,342  12,128  15,410  17,301
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.133 $11.417 $12.073
   Accumulation Unit Value, End of Period....................  --       -- $11.133 $11.417 $12.073 $14.350
   Number of Units Outstanding, End of Period................  --       --   1,899   1,252   3,522   3,525
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.116 $11.791 $12.971
   Accumulation Unit Value, End of Period....................  --       -- $11.116 $11.791 $12.971 $12.785
   Number of Units Outstanding, End of Period................  --       --       0  14,451  18,926  19,789
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.107 $13.067 $14.061 $14.288 $15.525
   Accumulation Unit Value, End of Period....................  --  $13.067 $14.061 $14.288 $15.525 $15.745
   Number of Units Outstanding, End of Period................  --      383   2,669   4,276  14,679   4,615
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.100 $10.130 $10.419
   Accumulation Unit Value, End of Period....................  --       -- $10.100 $10.130 $10.419 $10.628
   Number of Units Outstanding, End of Period................  --       --       0   4,975   7,029   8,891
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.264 $12.815 $13.172 $13.902
   Accumulation Unit Value, End of Period....................  --  $12.264 $12.815 $13.172 $13.902 $15.512
   Number of Units Outstanding, End of Period................  --   11,569  32,900  42,568  27,190  25,341
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.082 $14.204 $16.550 $18.502 $21.284
   Accumulation Unit Value, End of Period....................  --  $14.204 $16.550 $18.502 $21.284 $22.126
   Number of Units Outstanding, End of Period................  --    1,054   7,506   6,736   6,451   6,483
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.731 $12.930 $13.780 $13.777 $14.750
   Accumulation Unit Value, End of Period....................  --  $12.930 $13.780 $13.777 $14.750 $14.387
   Number of Units Outstanding, End of Period................  --    6,445  21,577  23,460  16,166  16,868

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.463 $12.607 $13.486 $13.977 $15.722
   Accumulation Unit Value, End of Period................. --  $12.607 $13.486 $13.977 $15.722 $16.047
   Number of Units Outstanding, End of Period............. --    4,689  50,350  56,760  55,495  19,774
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.713 $14.632 $17.092 $18.380 $20.656
   Accumulation Unit Value, End of Period................. --  $14.632 $17.092 $18.380 $20.656 $19.961
   Number of Units Outstanding, End of Period............. --    4,994  19,437  20,427  20,031   9,745
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.340 $12.364 $14.473 $15.886 $15.991
   Accumulation Unit Value, End of Period................. --  $12.364 $14.473 $15.886 $15.991 $16.617
   Number of Units Outstanding, End of Period............. --    3,318   6,909   6,157   6,272   6,129
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.246 $12.111 $12.871 $12.929 $13.589
   Accumulation Unit Value, End of Period................. --  $12.111 $12.871 $12.929 $13.589 $14.589
   Number of Units Outstanding, End of Period............. --   14,022  88,223  74,238  82,707  36,810
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.751 $12.406 $13.267 $13.910 $15.387
   Accumulation Unit Value, End of Period................. --  $12.406 $13.267 $13.910 $15.387 $15.522
   Number of Units Outstanding, End of Period............. --    2,770     682   6,392  15,900  12,456
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.992 $13.476 $14.675 $15.136 $17.196
   Accumulation Unit Value, End of Period................. --  $13.476 $14.675 $15.136 $17.196 $15.835
   Number of Units Outstanding, End of Period............. --   11,395  20,919  24,886  52,294  38,371
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.233 $11.278 $11.842 $13.138 $13.237
   Accumulation Unit Value, End of Period................. --  $11.278 $11.824 $13.138 $13.237 $12.895
   Number of Units Outstanding, End of Period............. --    1,360   1,505   1,161   1,178     267
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.864 $13.316 $14.427 $14.579 $15.793
   Accumulation Unit Value, End of Period................. --  $13.316 $14.427 $14.579 $15.793 $15.910
   Number of Units Outstanding, End of Period............. --   28,804  39,463  19,564  23,113  13,988
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.355 $10.420 $10.665 $10.700 $10.962
   Accumulation Unit Value, End of Period................. --  $10.420 $10.665 $10.700 $10.962 $11.304
   Number of Units Outstanding, End of Period............. --   25,733  71,620  66,840  98,943  48,140
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.574 $13.353 $15.207 $16.724 $20.935
   Accumulation Unit Value, End of Period................. --  $13.353 $15.207 $16.724 $20.935 $22.233
   Number of Units Outstanding, End of Period............. --   11,348      18  12,843  15,309  14,793
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.691 $12.691 $14.312 $15.263 $17.045
   Accumulation Unit Value, End of Period................. --  $12.964 $14.312 $15.263 $17.045 $15.841
   Number of Units Outstanding, End of Period............. --    2,761   5,738   7,194  22,375  12,134
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.936 $ 9.832 $ 9.699 $ 9.748 $ 9.974
   Accumulation Unit Value, End of Period................. --  $ 9.832 $ 9.699 $ 9.748 $ 9.974 $10.242
   Number of Units Outstanding, End of Period............. --   75,893  89,195  83,543  79,677  25,064
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.978 $13.467 $14.560 $15.698 $16.704
   Accumulation Unit Value, End of Period................. --  $13.467 $14.560 $15.698 $16.704 $17.309
   Number of Units Outstanding, End of Period............. --   10,990  11,602   6,151     771       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.320 $14.542 $16.452 $17.076 $19.417
   Accumulation Unit Value, End of Period................. --  $14.542 $16.542 $17.076 $19.417 $18.098
   Number of Units Outstanding, End of Period............. --    5,886  29,540  33,871  31,054   9,686
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.840 $13.067 $13.776 $14.179 $15.470
   Accumulation Unit Value, End of Period................. --  $13.067 $13.776 $14.179 $15.470 $15.245
   Number of Units Outstanding, End of Period............. --    6,158   6,581   5,774   3,309   3,298
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.681 $12.057 $12.787 $13.035 $14.299
   Accumulation Unit Value, End of Period................. --  $12.057 $12.787 $13.035 $14.299 $14.147
   Number of Units Outstanding, End of Period............. --    5,840  20,321  21,081  21,721  24,341
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.645 $14.027 $16.718 $17.791 $22.152
   Accumulation Unit Value, End of Period................. --  $14.027 $16.718 $17.791 $22.152 $26.039
   Number of Units Outstanding, End of Period............. --    6,578   8,606   7,763   4,229   3,217
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.797 $13.532 $15.731 $17.292 $17.873
   Accumulation Unit Value, End of Period................. --  $13.532 $15.731 $17.292 $17.873 $18.183
   Number of Units Outstanding, End of Period............. --    3,734  10,137  12,080   8,564   5,418
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.577 $12.371 $12.735 $13.193 $13.634
   Accumulation Unit Value, End of Period................. --  $12.371 $12.735 $13.193 $13.634 $14.099
   Number of Units Outstanding, End of Period............. --   12,045  30,332  30,606  22,361  20,262
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.100 $12.088 $12.432
   Accumulation Unit Value, End of Period................. --       -- $11.100 $12.088 $12.432 $14.327
   Number of Units Outstanding, End of Period............. --       --   2,111   5,482   5,012   2,724
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.312 $11.544 $13.130
   Accumulation Unit Value, End of Period................. --       -- $11.312 $11.544 $13.130 $12.568
   Number of Units Outstanding, End of Period............. --       --   1,259  25,649  29,487  27,612
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.778 $13.326 $14.905 $16.029 $18.220
   Accumulation Unit Value, End of Period................. --  $13.326 $14.905 $16.029 $18.220 $18.306
   Number of Units Outstanding, End of Period............. --   22,861  46,028  46,995  38,312  36,924
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.855 $ 9.894 $10.102
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.855 $ 9.894 $10.102 $10.341
   Number of Units Outstanding, End of Period............. --        0   8,235   5,869   4,942   4,597
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.928 $11.712 $12.257 $12.932 $13.008
   Accumulation Unit Value, End of Period................. --  $11.712 $12.257 $12.932 $13.008 $14.869
   Number of Units Outstanding, End of Period............. --    8,034  12,310  15,418  10,921   9,585
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.289 $13.844 $14.936 $16.416 $17.828
   Accumulation Unit Value, End of Period................. --  $13.844 $14.936 $16.416 $17.828 $18.589
   Number of Units Outstanding, End of Period............. --    1,991   3,012   3,739   4,844   4,751
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.937 $11.511 $12.702
   Accumulation Unit Value, End of Period................. --       -- $10.937 $11.511 $12.702 $12.866
   Number of Units Outstanding, End of Period............. --       --     180   2,586   6,746   7,502
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.734 $12.174 $12.422
   Accumulation Unit Value, End of Period................. --       -- $10.734 $12.174 $12.422 $14.840
   Number of Units Outstanding, End of Period............. --       --   4,263   3,837   3,936   3,418
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.709 $12.121 $12.333
   Accumulation Unit Value, End of Period................. --       -- $10.709 $12.121 $12.333 $14.705
   Number of Units Outstanding, End of Period............. --       --       0       0       0     110
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.052 $12.131 $14.447
   Accumulation Unit Value, End of Period................. --  $10.000 $11.052 $12.131 $14.447 $15.543
   Number of Units Outstanding, End of Period............. --        0   1,297   9,050  10,213  10,342
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.806
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.806 $11.783
   Number of Units Outstanding, End of Period............. --       --      --      --   3,214   4,159
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.556 $15.804 $17.487 $19.168
   Accumulation Unit Value, End of Period................. --  $13.556 $15.804 $17.487 $19.168 $19.341
   Number of Units Outstanding, End of Period............. --      373   1,565   2,938   2,880   2,885
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.276 $12.412 $14.684
   Accumulation Unit Value, End of Period................. --       -- $11.276 $12.412 $14.684 $15.519
   Number of Units Outstanding, End of Period............. --       --  26,031  22,882  21,964  21,733
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.269 $12.387 $14.645
   Accumulation Unit Value, End of Period................. --       -- $11.269 $12.387 $14.645 $15.464
   Number of Units Outstanding, End of Period............. --       --   4,287   4,070   4,178   4,814

Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period... --  $11.379 $14.479 $19.310 $22.098 $29.818
   Accumulation Unit Value, End of Period.......... --  $14.479 $19.310 $22.098 $29.818 $24.174
   Number of Units Outstanding, End of Period...... --    5,758  14,641  15,448  16,730  16,898



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR PREFERRED ANNUITY with No Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
         With the Earnings Protection Death Benefit Option (age 0-70)

                          Mortality & Expense = 1.85



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.238
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.238 $11.764
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.429
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.429 $11.076
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.459
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.459 $11.266
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.468
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.468 $11.389
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.320
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.320 $10.707
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.716
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.716 $11.640
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.791
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.791 $11.117
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.848
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.848 $11.126
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.843 $13.351 $14.467 $14.671 $16.781
   Accumulation Unit Value, End of Period.................... $10.843 $13.351 $14.467 $14.671 $16.781 $15.827
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.206 $11.154 $12.920
   Accumulation Unit Value, End of Period....................      --      -- $11.206 $11.154 $12.920 $13.131
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.513 $10.409 $11.308
   Accumulation Unit Value, End of Period....................      --      -- $10.513 $10.409 $11.308 $11.766
   Number of Units Outstanding, End of Period................      --      --       0   2,454   2,445   2,425
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.526 $15.497 $16.923 $17.372 $18.498
   Accumulation Unit Value, End of Period.................... $11.526 $15.497 $16.923 $17.372 $18.498 $20.156
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.217 $14.518 $17.599 $18.753 $21.491
   Accumulation Unit Value, End of Period.................... $11.217 $14.518 $17.599 $18.753 $21.491 $20.549
   Number of Units Outstanding, End of Period................       0       0       0     165     156     167
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.221 $10.254 $10.449
   Accumulation Unit Value, End of Period....................      --      -- $10.221 $10.254 $10.449 $10.911
   Number of Units Outstanding, End of Period................      --      --       0     927     923     919
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.985
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.985 $12.034
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.317 $12.648 $13.955 $15.114 $17.528
   Accumulation Unit Value, End of Period.................... $10.317 $12.648 $13.955 $15.114 $17.528 $17.766
   Number of Units Outstanding, End of Period................       0   6,786   6,748   6,711   6,674   6,638
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.225 $16.823 $20.552 $25.657 $32.195
   Accumulation Unit Value, End of Period.................... $11.225 $16.823 $20.552 $25.657 $32.195 $40.613
   Number of Units Outstanding, End of Period................       0   2,937   2,921   2,905   2,889   2,873
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.467 $13.557 $15.741 $16.989 $20.213
   Accumulation Unit Value, End of Period.................... $10.467 $13.557 $15.741 $16.989 $20.213 $22.859
   Number of Units Outstanding, End of Period................       0       0       0     182     166     150
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.713 $12.849 $14.442 $13.713 $15.149
   Accumulation Unit Value, End of Period.................... $10.713 $12.849 $14.442 $13.713 $15.149 $16.471
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.899 $11.420 $12.826
   Accumulation Unit Value, End of Period....................      --      -- $10.899 $11.420 $12.826 $13.407
   Number of Units Outstanding, End of Period................      --      --       0   1,724   1,716   1,709
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.351 $10.273 $11.003
   Accumulation Unit Value, End of Period....................      --      -- $10.351 $10.273 $11.003 $11.444
   Number of Units Outstanding, End of Period................      --      --       0     301     305     299
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.884 $11.008 $12.647
   Accumulation Unit Value, End of Period....................      --      -- $10.884 $11.008 $12.647 $12.814
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.132 $11.409 $12.060
   Accumulation Unit Value, End of Period....................      --      -- $11.132 $11.409 $12.060 $14.326
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.115 $11.784 $12.956
   Accumulation Unit Value, End of Period....................      --      -- $11.115 $11.784 $12.956 $12.764
   Number of Units Outstanding, End of Period................      --      --       0     680     675     683
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.688 $13.055 $14.041 $14.261 $15.487
   Accumulation Unit Value, End of Period.................... $10.688 $13.055 $14.041 $14.261 $15.487 $15.699
   Number of Units Outstanding, End of Period................       0   3,235   3,217   3,199   3,182   3,164
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.099 $10.124 $10.407
   Accumulation Unit Value, End of Period....................      --      -- $10.099 $10.124 $10.407 $10.611
   Number of Units Outstanding, End of Period................      --      --       0     938     934     930
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.260 $12.805 $13.154 $13.876
   Accumulation Unit Value, End of Period....................      -- $12.260 $12.805 $13.154 $13.876 $15.475
   Number of Units Outstanding, End of Period................      --   3,513   3,493   3,709   3,697   3,657
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.140 $14.191 $16.526 $18.467 $21.232
   Accumulation Unit Value, End of Period.................... $10.140 $14.191 $16.526 $18.467 $21.232 $22.062
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.653 $12.919 $13.760 $13.751 $14.714
   Accumulation Unit Value, End of Period.................... $10.653 $12.919 $13.760 $13.751 $14.714 $14.345
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.169 $12.596 $13.467 $13.951 $15.684
   Accumulation Unit Value, End of Period................. $10.169 $12.596 $13.467 $13.951 $15.684 $16.000
   Number of Units Outstanding, End of Period.............       0       0       0     665     643     642
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.346 $14.619 $17.068 $18.345 $20.606
   Accumulation Unit Value, End of Period................. $10.346 $14.619 $17.068 $18.345 $20.606 $19.903
   Number of Units Outstanding, End of Period.............       0   3,113   3,096   3,248   3,225   3,218
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.053 $12.353 $14.452 $15.855 $15.952
   Accumulation Unit Value, End of Period................. $10.053 $12.353 $14.452 $15.855 $15.952 $16.568
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.543 $12.100 $12.853 $12.904 $13.556
   Accumulation Unit Value, End of Period................. $10.543 $12.100 $12.853 $12.904 $13.556 $14.546
   Number of Units Outstanding, End of Period.............       0       0       0     480     496     471
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.380 $12.395 $13.248 $13.883 $15.350
   Accumulation Unit Value, End of Period................. $10.380 $12.395 $13.248 $13.883 $15.350 $15.477
   Number of Units Outstanding, End of Period.............       0       0       0     698     695     692
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.790 $13.464 $14.655 $15.107 $17.155
   Accumulation Unit Value, End of Period................. $10.790 $13.464 $14.655 $15.107 $17.155 $15.788
   Number of Units Outstanding, End of Period.............       0     629     626     622     619     616
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.716 $11.268 $11.825 $13.113 $13.205
   Accumulation Unit Value, End of Period................. $ 9.716 $11.268 $11.825 $13.113 $13.205 $12.857
   Number of Units Outstanding, End of Period.............       0   3,556   3,536   3,517   3,497   3,478
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.733 $13.304 $14.407 $14.551 $15.755
   Accumulation Unit Value, End of Period................. $10.733 $13.304 $14.407 $14.551 $15.755 $15.863
   Number of Units Outstanding, End of Period.............       0     926     921   1,243   1,236   1,230
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.177 $10.411 $10.650 $10.680 $10.936
   Accumulation Unit Value, End of Period................. $10.177 $10.411 $10.650 $10.680 $10.936 $11.271
   Number of Units Outstanding, End of Period.............       0   4,060   4,037   4,593   4,604   1,739
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.596 $13.341 $15.186 $16.692 $20.885
   Accumulation Unit Value, End of Period................. $10.596 $13.341 $15.186 $16.692 $20.885 $22.168
   Number of Units Outstanding, End of Period.............       0     974     969   1,850   1,840   1,831
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.399 $12.952 $14.292 $15.234 $17.003
   Accumulation Unit Value, End of Period................. $10.399 $12.952 $14.292 $15.234 $17.003 $15.794
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.977 $ 9.823 $ 9.686 $ 9.729 $ 9.950
   Accumulation Unit Value, End of Period................. $ 9.977 $ 9.823 $ 9.686 $ 9.729 $ 9.950 $10.212
   Number of Units Outstanding, End of Period.............       0       0       0   1,121   1,158   1,152
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.371 $13.455 $14.539 $15.668 $16.663
   Accumulation Unit Value, End of Period................. $10.371 $13.455 $14.539 $15.668 $16.663 $17.258
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.196 $14.529 $16.429 $17.043 $19.370
   Accumulation Unit Value, End of Period................. $11.196 $14.529 $16.429 $17.043 $19.370 $18.045
   Number of Units Outstanding, End of Period.............       0   1,471   1,463   1,637   1,621   1,629
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.634 $13.055 $13.756 $14.152 $15.432
   Accumulation Unit Value, End of Period................. $10.634 $13.055 $13.756 $14.152 $15.432 $15.200
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.507 $12.046 $12.769 $13.010 $14.264
   Accumulation Unit Value, End of Period................. $10.507 $12.046 $17.769 $13.010 $14.264 $14.105
   Number of Units Outstanding, End of Period.............       0   3,407   3,389   3,370   3,351   3,333
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.461 $14.015 $16.694 $17.757 $22.099
   Accumulation Unit Value, End of Period................. $11.461 $14.015 $16.694 $17.757 $22.099 $25.963
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.364 $13.520 $15.709 $17.259 $17.830
   Accumulation Unit Value, End of Period................. $10.364 $13.520 $15.709 $17.259 $17.830 $18.129
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.101 $12.360 $12.717 $13.168 $13.601
   Accumulation Unit Value, End of Period................. $10.101 $12.360 $12.717 $13.168 $13.601 $14.058
   Number of Units Outstanding, End of Period.............       0   1,306   1,299   1,292   1,285   1,278
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.096 $12.078 $12.415
   Accumulation Unit Value, End of Period.................      --      -- $11.096 $12.078 $12.415 $14.300
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.309 $11.534 $13.112
   Accumulation Unit Value, End of Period.................      --      -- $11.309 $11.534 $13.112 $12.544
   Number of Units Outstanding, End of Period.............      --      --       0     268     256     273
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.645 $13.314 $14.884 $15.998 $18.176
   Accumulation Unit Value, End of Period................. $10.645 $13.314 $14.884 $15.998 $18.176 $18.253
   Number of Units Outstanding, End of Period.............       0   6,541   6,505   6,662   6,618   6,586
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.850 $ 9.884 $10.086
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.850 $ 9.884 $10.086 $10.320
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.403 $11.702 $12.240 $12.907 $12.976
   Accumulation Unit Value, End of Period................. $ 9.403 $11.702 $12.240 $12.907 $12.976 $14.826
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.051 $13.831 $14.915 $16.385 $17.785
   Accumulation Unit Value, End of Period................. $11.051 $13.831 $14.915 $16.385 $17.785 $18.535
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.933 $11.501 $12.684
   Accumulation Unit Value, End of Period.................      --      -- $10.933 $11.501 $12.684 $12.842
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.730 $12.164 $12.405
   Accumulation Unit Value, End of Period.................      --      -- $10.730 $12.164 $12.405 $14.813
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.705 $12.111 $12.316
   Accumulation Unit Value, End of Period.................      --      -- $10.705 $12.111 $12.316 $14.677
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.047 $12.118 $14.425
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.047 $12.118 $14.425 $15.511
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.803
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.803 $11.773
   Number of Units Outstanding, End of Period.............      --      --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.552 $15.791 $17.463 $19.132
   Accumulation Unit Value, End of Period.................      -- $13.552 $15.791 $17.463 $19.132 $19.295
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.272 $12.402 $14.664
   Accumulation Unit Value, End of Period.................      --      -- $11.272 $12.402 $14.664 $15.490
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.265 $12.377 $14.626
   Accumulation Unit Value, End of Period.................      --      -- $11.265 $12.377 $14.626 $15.435
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0

Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period... $10.000 $10.693 $14.466 $19.283 $22.055 $29.746
   Accumulation Unit Value, End of Period.......... $10.693 $14.466 $19.283 $22.055 $29.746 $24.103
   Number of Units Outstanding, End of Period......       0       0       0       0       0       0



* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the Earnings Protection Death Benefit Option under the contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR PREFERRED ANNUITY with No Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option or With the Enhanced Beneficiary Protection (Annual
                Increase) Option added on or after May 1, 2003

                           Mortality & Expense = 1.9



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.235
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.235 $11.754
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.426
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.426 $11.066
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.455
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.455 $11.256
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.464
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.464 $11.380
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.317
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.317 $10.698
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.713
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.713 $11.630
   Number of Units Outstanding, End of Period................      --      --      --      --       0   7,981
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.787
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.787 $11.107
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.845
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.845 $11.116
   Number of Units Outstanding, End of Period................      --      --      --      --       0   2,834
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.842 $13.343 $14.451 $14.647 $16.745
   Accumulation Unit Value, End of Period.................... $10.842 $13.343 $14.451 $14.647 $16.745 $15.785
   Number of Units Outstanding, End of Period................       0  32,362  49,454  53,501  52,632  37,088
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.202 $11.145 $12.903
   Accumulation Unit Value, End of Period....................      --      -- $11.202 $11.145 $12.903 $13.106
   Number of Units Outstanding, End of Period................      --      --       0      88       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.512 $10.402 $11.295
   Accumulation Unit Value, End of Period....................      --      -- $10.512 $10.402 $11.295 $11.747
   Number of Units Outstanding, End of Period................      --      --       9   8,403   5,442   9,443
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.525 $15.487 $16.904 $17.344 $18.459
   Accumulation Unit Value, End of Period.................... $11.525 $15.487 $16.904 $17.344 $18.459 $20.102
   Number of Units Outstanding, End of Period................       0   3,517   2,397   2,536   1,965   1,601
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.215 $14.509 $17.579 $18.722 $21.445
   Accumulation Unit Value, End of Period.................... $11.215 $14.509 $17.579 $18.722 $21.445 $20.495
   Number of Units Outstanding, End of Period................       0   8,164  12,868  17,616  17,351  12,647
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.218 $10.245 $10.435
   Accumulation Unit Value, End of Period....................      --      -- $10.218 $10.245 $10.435 $10.891
   Number of Units Outstanding, End of Period................      --      --     119     119     125     133
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.981
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.981 $12.024
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.315 $12.640 $13.939 $15.089 $17.490
   Accumulation Unit Value, End of Period.................... $10.315 $12.640 $13.939 $15.089 $17.490 $17.719
   Number of Units Outstanding, End of Period................       0  29,321  33,153  12,549  12,785  11,348
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.223 $16.813 $20.529 $25.615 $32.126
   Accumulation Unit Value, End of Period.................... $11.223 $16.813 $20.529 $25.615 $32.126 $40.505
   Number of Units Outstanding, End of Period................       0     865   2,488   4,085   5,144   7,701
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.466 $13.549 $15.724 $16.961 $20.170
   Accumulation Unit Value, End of Period.................... $10.466 $13.549 $15.724 $16.961 $20.170 $22.798
   Number of Units Outstanding, End of Period................       0   7,918  19,757  29,286  26,140  17,323
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.712 $12.841 $14.426 $13.690 $15.117
   Accumulation Unit Value, End of Period.................... $10.712 $12.841 $14.426 $13.690 $15.117 $16.428
   Number of Units Outstanding, End of Period................       0   2,059   2,045   2,042   2,023   2,011
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.898 $11.413 $12.811
   Accumulation Unit Value, End of Period....................      --      -- $10.898 $11.413 $12.811 $13.385
   Number of Units Outstanding, End of Period................      --      --     223     222   1,004   1,779
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.349 $10.266 $10.990
   Accumulation Unit Value, End of Period....................      --      -- $10.349 $10.266 $10.990 $11.425
   Number of Units Outstanding, End of Period................      --      --     117   1,912   1,229   2,560
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.882 $11.001 $12.633
   Accumulation Unit Value, End of Period....................      --      -- $18.882 $11.001 $12.633 $12.793
   Number of Units Outstanding, End of Period................      --      --       0   3,766     484   2,882
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.130 $11.402 $12.046
   Accumulation Unit Value, End of Period....................      --      -- $11.130 $11.402 $12.046 $14.302
   Number of Units Outstanding, End of Period................      --      --       0     167     536   7,189
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.113 $11.776 $12.941
   Accumulation Unit Value, End of Period....................      --      -- $11.113 $11.776 $12.941 $12.743
   Number of Units Outstanding, End of Period................      --      --   1,643   9,959   4,627   6,918
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.687 $13.047 $14.025 $14.237 $15.454
   Accumulation Unit Value, End of Period.................... $10.687 $13.047 $14.025 $14.237 $15.454 $15.657
   Number of Units Outstanding, End of Period................       0  11,461  13,255   8,936   9,038   7,427
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.097 $10.118 $10.395
   Accumulation Unit Value, End of Period....................      --      -- $10.097 $10.118 $10.395 $10.593
   Number of Units Outstanding, End of Period................      --      --     120     416     416     137
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.256 $12.794 $13.136 $13.850
   Accumulation Unit Value, End of Period....................      -- $12.256 $12.794 $13.136 $13.850 $15.439
   Number of Units Outstanding, End of Period................      --   3,413      11  16,015  12,540  13,023
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.139 $14.183 $16.508 $18.437 $21.187
   Accumulation Unit Value, End of Period.................... $10.139 $14.183 $16.508 $18.437 $21.187 $22.003
   Number of Units Outstanding, End of Period................       0   5,616   8,158   7,748   7,306   5,706
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.652 $12.911 $13.745 $13.728 $14.682
   Accumulation Unit Value, End of Period.................... $10.652 $12.911 $13.745 $13.728 $14.682 $14.306
   Number of Units Outstanding, End of Period................       0  20,083  20,897  11,053  11,822   8,227

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.168 $12.588 $13.452 $13.928 $15.650
   Accumulation Unit Value, End of Period................. $10.168 $12.588 $13.452 $13.928 $15.650 $15.958
   Number of Units Outstanding, End of Period.............       0  38,357  38,294  40,749  38,769  23,043
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.345 $14.610 $17.048 $18.315 $20.562
   Accumulation Unit Value, End of Period................. $10.345 $14.610 $17.048 $18.315 $20.562 $19.850
   Number of Units Outstanding, End of Period.............       0  13,077  18,398  19,941  19,532  10,531
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.052 $12.345 $14.436 $15.829 $15.918
   Accumulation Unit Value, End of Period................. $10.052 $12.345 $14.436 $15.829 $15.918 $16.524
   Number of Units Outstanding, End of Period.............       0   4,935   6,965   8,993   8,237   4,672
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.542 $12.093 $12.839 $12.883 $13.527
   Accumulation Unit Value, End of Period................. $10.542 $12.093 $12.839 $12.883 $13.527 $14.507
   Number of Units Outstanding, End of Period.............       0  10,727  25,090  30,294  34,071  36,976
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.379 $12.387 $13.233 $13.861 $15.317
   Accumulation Unit Value, End of Period................. $10.379 $12.387 $13.233 $13.861 $15.317 $15.436
   Number of Units Outstanding, End of Period.............       0   7,868   9,065   9,013  10,317   4,031
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.788 $13.456 $14.638 $15.083 $17.118
   Accumulation Unit Value, End of Period................. $10.788 $13.456 $14.638 $15.083 $17.118 $15.746
   Number of Units Outstanding, End of Period.............       0   9,735  10,051   7,918   7,341   5,466
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.715 $11.261 $11.812 $13.092 $13.177
   Accumulation Unit Value, End of Period................. $ 9.715 $11.261 $11.812 $13.092 $13.177 $12.823
   Number of Units Outstanding, End of Period.............       0  10,391  11,303   6,064   6,469   3,938
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.731 $13.296 $14.391 $14.527 $15.721
   Accumulation Unit Value, End of Period................. $10.731 $13.296 $14.391 $14.527 $15.721 $15.821
   Number of Units Outstanding, End of Period.............       0   7,064  10,376   9,941   9,336   8,322
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.176 $10.404 $10.638 $10.662 $10.912
   Accumulation Unit Value, End of Period................. $10.176 $10.404 $10.638 $10.662 $10.912 $11.241
   Number of Units Outstanding, End of Period.............       0  89,886  92,209  81,941  23,935  19,227
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.595 $13.333 $15.169 $16.664 $20.840
   Accumulation Unit Value, End of Period................. $10.595 $13.333 $15.169 $16.664 $20.840 $22.109
   Number of Units Outstanding, End of Period.............       0  10,102  12,419   8,494   5,925   5,763
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.398 $12.944 $14.276 $15.209 $16.967
   Accumulation Unit Value, End of Period................. $10.398 $12.944 $14.276 $15.209 $16.967 $15.752
   Number of Units Outstanding, End of Period.............       0       0       0   2,547     364     172
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.976 $ 9.817 $ 9.675 $ 9.713 $ 9.929
   Accumulation Unit Value, End of Period................. $ 9.976 $ 9.817 $ 9.675 $ 9.713 $ 9.929 $10.185
   Number of Units Outstanding, End of Period.............       0  12,186  15,537  17,598  36,442  52,826
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.370 $13.447 $14.523 $15.643 $16.627
   Accumulation Unit Value, End of Period................. $10.370 $13.447 $14.523 $15.643 $16.627 $17.212
   Number of Units Outstanding, End of Period.............       0   2,548   2,223   1,896   1,181   1,133
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.194 $14.520 $16.410 $17.015 $19.329
   Accumulation Unit Value, End of Period................. $11.194 $14.520 $16.410 $17.015 $19.329 $17.997
   Number of Units Outstanding, End of Period.............       0   3,868   3,304   5,751   2,995   1,874
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.633 $13.047 $13.741 $14.129 $15.399
   Accumulation Unit Value, End of Period................. $10.633 $13.047 $13.741 $14.129 $15.399 $15.160
   Number of Units Outstanding, End of Period.............       0   3,233   5,230   5,061   4,758   2,976
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.506 $12.039 $12.755 $12.988 $14.234
   Accumulation Unit Value, End of Period................. $10.506 $12.039 $12.755 $12.988 $14.234 $14.068
   Number of Units Outstanding, End of Period.............       0  23,071  25,869  25,453  24,696  24,100
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.460 $14.006 $16.675 $17.728 $22.051
   Accumulation Unit Value, End of Period................. $11.460 $14.006 $16.675 $17.728 $22.051 $25.894
   Number of Units Outstanding, End of Period.............       0   9,564  18,316  14,639  15,374  12,534
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.363 $13.512 $15.691 $17.231 $17.792
   Accumulation Unit Value, End of Period................. $10.363 $13.512 $15.691 $17.231 $17.792 $18.081
   Number of Units Outstanding, End of Period.............       0   5,085   5,685   4,552   4,956   1,911
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.100 $12.353 $12.703 $13.146 $13.572
   Accumulation Unit Value, End of Period................. $10.100 $12.353 $12.703 $13.146 $13.572 $14.020
   Number of Units Outstanding, End of Period.............       0  58,485  59,531  44,795  46,345  27,126
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.092 $12.068 $12.398
   Accumulation Unit Value, End of Period.................      --      -- $11.092 $12.068 $12.398 $14.274
   Number of Units Outstanding, End of Period.............      --      --  21,363  20,071  21,136   9,231
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.305 $11.524 $13.094
   Accumulation Unit Value, End of Period.................      --      -- $11.305 $11.524 $13.094 $12.521
   Number of Units Outstanding, End of Period.............      --      --   1,534   6,016   5,983   5,060
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.643 $13.306 $14.867 $15.972 $18.137
   Accumulation Unit Value, End of Period................. $10.643 $13.306 $14.867 $15.972 $18.137 $18.204
   Number of Units Outstanding, End of Period.............       0  13,501  18,897  21,303  18,819  19,225
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.845 $ 9.874 $10.071
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.845 $ 9.874 $10.071 $10.299
   Number of Units Outstanding, End of Period.............      --       0       0     611     597   7,727
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.402 $11.695 $12.226 $12.886 $12.948
   Accumulation Unit Value, End of Period................. $ 9.402 $11.695 $12.226 $12.886 $12.948 $14.786
   Number of Units Outstanding, End of Period.............       0   4,623   6,330   4,023   2,756   2,672
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.050 $13.823 $14.898 $16.358 $17.747
   Accumulation Unit Value, End of Period................. $11.050 $13.823 $14.898 $16.358 $17.747 $18.485
   Number of Units Outstanding, End of Period.............       0     709     724     149     146     807
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.929 $11.492 $12.667
   Accumulation Unit Value, End of Period.................      --      -- $10.929 $11.492 $12.667 $12.818
   Number of Units Outstanding, End of Period.............      --      --       0     290   1,208   3,588
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.727 $12.153 $12.388
   Accumulation Unit Value, End of Period.................      --      -- $10.727 $12.153 $12.388 $14.785
   Number of Units Outstanding, End of Period.............      --      --   2,398     715   1,279     475
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.701 $12.100 $12.300
   Accumulation Unit Value, End of Period.................      --      -- $10.701 $12.100 $12.300 $14.650
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.041 $12.106 $14.403
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.041 $12.106 $14.403 $15.480
   Number of Units Outstanding, End of Period.............      --       0       0   2,622   2,565   2,381
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.799
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.799 $11.763
   Number of Units Outstanding, End of Period.............      --      --      --      --       0   7,818
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.547 $15.778 $17.439 $19.097
   Accumulation Unit Value, End of Period.................      -- $13.547 $15.778 $17.439 $19.097 $19.249
   Number of Units Outstanding, End of Period.............      --   4,644   1,792   2,274   2,633   3,223
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.268 $12.391 $14.644
   Accumulation Unit Value, End of Period.................      --      -- $11.268 $12.391 $14.644 $15.461
   Number of Units Outstanding, End of Period.............      --      --  13,059  19,469  21,062  14,968

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.261 $12.366 $14.606
   Accumulation Unit Value, End of Period............      --      -- $11.261 $12.366 $14.606 $15.406
   Number of Units Outstanding, End of Period........      --      --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.691 $14.457 $19.261 $22.019 $29.682
   Accumulation Unit Value, End of Period............ $10.691 $14.457 $19.261 $22.019 $29.682 $24.039
   Number of Units Outstanding, End of Period........       0   4,880   9,043   9,805  10,203   5,243



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% on October 14, 2002. The Enhanced Beneficiary (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered
    May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR PREFERRED ANNUITY with No Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
With MAV Death Benefit Option, added on or after May 1, 2003, and the Enhanced
  Beneficiary Protection (Annual Increase) Option, added prior to May 1, 2003

                          Mortality & Expense = 1.95



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.231
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.231 $11.743
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.422
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.422 $11.057
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.452
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.452 $11.246
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.461
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.461 $11.370
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.313
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.313 $10.688
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.710
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.710 $11.620
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.783
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.783 $11.098
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.841
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.841 $11.107
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.693 $13.338 $14.438 $14.627 $16.713
   Accumulation Unit Value, End of Period....................  --  $13.338 $14.438 $14.627 $16.713 $15.747
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.198 $11.135 $12.885
   Accumulation Unit Value, End of Period....................  --       -- $11.198 $11.135 $12.885 $13.082
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.511 $10.395 $11.282
   Accumulation Unit Value, End of Period....................  --       -- $10.511 $10.395 $11.282 $11.727
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.814 $15.482 $16.889 $17.320 $18.424
   Accumulation Unit Value, End of Period....................  --  $15.482 $16.889 $17.320 $18.424 $20.054
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.033 $14.504 $17.564 $18.697 $21.405
   Accumulation Unit Value, End of Period....................  --  $14.504 $17.564 $18.697 $21.405 $20.446
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.214 $10.237 $10.421
   Accumulation Unit Value, End of Period....................  --       -- $10.214 $10.237 $10.421 $10.870
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.977
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.977 $12.014
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.593 $12.636 $13.927 $15.069 $17.458
   Accumulation Unit Value, End of Period....................  --  $12.636 $13.927 $15.069 $17.458 $17.677
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.668 $16.807 $20.512 $25.580 $32.066
   Accumulation Unit Value, End of Period....................  --  $16.807 $20.512 $25.580 $32.066 $40.408
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.371 $13.544 $15.710 $16.938 $20.132
   Accumulation Unit Value, End of Period....................  --  $13.544 $15.710 $16.938 $20.132 $22.744
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.576 $12.837 $14.413 $13.672 $15.089
   Accumulation Unit Value, End of Period....................  --  $12.837 $14.413 $13.672 $15.089 $16.388
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.897 $11.405 $12.796
   Accumulation Unit Value, End of Period....................  --       -- $10.897 $11.405 $12.796 $13.363
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.348 $10.260 $10.977
   Accumulation Unit Value, End of Period....................  --       -- $10.348 $10.260 $10.977 $11.406
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.881 $10.994 $12.619
   Accumulation Unit Value, End of Period....................  --       -- $10.881 $10.994 $12.619 $12.771
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.129 $11.395 $12.032
   Accumulation Unit Value, End of Period....................  --       -- $11.129 $11.395 $12.032 $14.279
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.112 $11.769 $12.926
   Accumulation Unit Value, End of Period....................  --       -- $11.112 $11.769 $12.926 $12.722
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.098 $13.042 $14.013 $14.218 $15.425
   Accumulation Unit Value, End of Period....................  --  $13.042 $14.013 $14.218 $15.425 $15.620
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.096 $10.111 $10.383
   Accumulation Unit Value, End of Period....................  --       -- $10.096 $10.111 $10.383 $10.575
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.252 $12.783 $13.118 $13.824
   Accumulation Unit Value, End of Period....................  --  $12.252 $12.783 $13.118 $13.824 $15.402
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.073 $14.178 $16.494 $18.411 $21.147
   Accumulation Unit Value, End of Period....................  --  $14.178 $16.494 $18.411 $21.147 $21.951
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.721 $12.906 $13.733 $13.710 $14.655
   Accumulation Unit Value, End of Period....................  --  $12.906 $13.733 $13.710 $14.655 $14.272
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...........      -- $10.454 $12.584 $13.441 $13.909 $15.621
   Accumulation Unit Value, End of Period.................      -- $12.584 $13.441 $13.909 $15.621 $15.920
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...........      -- $10.704 $14.605 $17.034 $18.290 $20.524
   Accumulation Unit Value, End of Period.................      -- $14.605 $17.034 $18.290 $20.524 $19.802
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...........      -- $10.331 $12.341 $14.424 $15.808 $15.888
   Accumulation Unit Value, End of Period.................      -- $12.341 $14.424 $15.808 $15.888 $16.485
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period...........      -- $11.237 $12.089 $12.828 $12.865 $13.501
   Accumulation Unit Value, End of Period.................      -- $12.089 $12.828 $12.865 $13.501 $14.473
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period...........      -- $10.742 $12.383 $13.222 $13.842 $15.288
   Accumulation Unit Value, End of Period.................      -- $12.383 $13.222 $13.842 $15.288 $15.399
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period...........      -- $10.983 $13.451 $14.626 $15.062 $17.086
   Accumulation Unit Value, End of Period.................      -- $13.451 $14.626 $15.062 $17.086 $15.709
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..........      -- $10.224 $11.258 $11.801 $13.074 $13.152
   Accumulation Unit Value, End of Period.................      -- $11.258 $11.801 $13.074 $13.152 $12.792
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period...........      -- $11.854 $13.291 $14.378 $14.507 $15.692
   Accumulation Unit Value, End of Period.................      -- $13.291 $14.378 $14.507 $15.692 $15.783
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period...........      -- $10.347 $10.401 $10.629 $10.648 $10.892
   Accumulation Unit Value, End of Period.................      -- $10.401 $10.629 $10.648 $10.892 $11.214
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period...........      -- $10.565 $13.328 $15.156 $16.642 $20.801
   Accumulation Unit Value, End of Period.................      -- $13.328 $15.156 $16.642 $20.801 $22.056
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period...........      -- $10.682 $12.939 $14.263 $15.188 $16.935
   Accumulation Unit Value, End of Period.................      -- $12.939 $14.263 $15.188 $16.935 $15.715
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period...........      -- $ 9.928 $ 9.813 $ 9.667 $ 9.700 $ 9.910
   Accumulation Unit Value, End of Period.................      -- $ 9.813 $ 9.667 $ 9.700 $ 9.910 $10.161
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..........      -- $10.969 $13.442 $14.510 $15.621 $16.596
   Accumulation Unit Value, End of Period.................      -- $13.442 $14.510 $15.621 $16.596 $17.171
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period...........      -- $11.310 $14.515 $16.396 $16.992 $19.292
   Accumulation Unit Value, End of Period.................      -- $14.515 $16.396 $16.992 $19.292 $17.954
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..........      -- $10.831 $13.043 $13.729 $14.109 $15.370
   Accumulation Unit Value, End of Period.................      -- $13.043 $13.729 $14.109 $15.370 $15.124
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period...........      -- $10.672 $12.035 $12.744 $12.971 $14.207
   Accumulation Unit Value, End of Period.................      -- $12.035 $12.744 $12.971 $14.207 $14.034
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period..........      -- $11.636 $14.001 $16.661 $17.704 $22.010
   Accumulation Unit Value, End of Period.................      -- $14.001 $16.661 $17.704 $22.010 $25.832
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period...........      -- $10.788 $13.507 $15.678 $17.208 $17.758
   Accumulation Unit Value, End of Period.................      -- $13.507 $15.678 $17.208 $17.758 $18.038
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period...........      -- $10.569 $12.348 $12.692 $13.129 $13.547
   Accumulation Unit Value, End of Period.................      -- $12.348 $12.692 $13.129 $13.547 $13.987
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.088 $12.058 $12.381
   Accumulation Unit Value, End of Period.................      --      -- $11.088 $12.058 $12.381 $14.247
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.301 $11.514 $13.077
   Accumulation Unit Value, End of Period.................      --      -- $11.301 $11.514 $13.077 $12.497
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.769 $13.301 $14.854 $15.950 $18.103
   Accumulation Unit Value, End of Period.................      -- $13.301 $14.854 $15.950 $18.103 $18.161
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.840 $ 9.864 $10.056
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.400 $ 9.864 $10.056 $10.278
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $ 9.920 $11.691 $12.216 $12.868 $12.924
   Accumulation Unit Value, End of Period.................      -- $11.691 $12.216 $12.868 $12.924 $14.751
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $12.278 $13.818 $14.885 $16.335 $17.714
   Accumulation Unit Value, End of Period.................      -- $13.818 $14.885 $16.335 $17.714 $18.441
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.926 $11.482 $12.650
   Accumulation Unit Value, End of Period.................      --      -- $10.926 $11.482 $12.650 $12.794
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.723 $12.143 $12.372
   Accumulation Unit Value, End of Period.................      --      -- $10.723 $12.143 $12.372 $14.757
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.698 $12.090 $12.283
   Accumulation Unit Value, End of Period.................      --      -- $10.698 $12.090 $12.283 $14.623
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.036 $12.094 $14.381
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.036 $12.094 $14.381 $15.448
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.796
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.796 $11.753
   Number of Units Outstanding, End of Period.............      --      --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $13.000 $13.543 $15.764 $17.415 $19.061
   Accumulation Unit Value, End of Period................. $13.000 $13.543 $15.764 $17.415 $19.061 $19.203
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.264 $12.381 $14.624
   Accumulation Unit Value, End of Period.................      --      -- $11.264 $12.381 $14.624 $15.432
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.258 $12.356 $14.586
   Accumulation Unit Value, End of Period............ --       -- $11.258 $12.356 $14.586 $15.377
   Number of Units Outstanding, End of Period........ --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.370 $14.452 $19.245 $21.989 $29.627
   Accumulation Unit Value, End of Period............ --  $14.452 $19.245 $21.989 $29.627 $23.982
   Number of Units Outstanding, End of Period........ --        0       0       0       0       0



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR PREFERRED ANNUITY with No Withdrawal Charge Option - SAI ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
With the Earnings Protection Death Benefit Option (age 71-79)) or (With the MAV
   Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death
                           Benefit Option (age 0-70)

                            Mortality & Expense = 2



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.228
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.228 $11.733
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.419
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.419 $11.048
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.448
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.448 $11.237
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.457
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.457 $11.360
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.310
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.310 $10.679
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.706
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.706 $11.610
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.779
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.779 $11.088
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.838
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.838 $11.097
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.839 $13.326 $14.418 $14.599 $16.673
   Accumulation Unit Value, End of Period.................... $10.839 $13.326 $14.418 $14.599 $16.673 $15.701
   Number of Units Outstanding, End of Period................       0   3,257   3,242       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.194 $11.126 $12.868
   Accumulation Unit Value, End of Period....................      --      -- $11.194 $11.126 $12.868 $13.057
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.509 $10.389 $11.269
   Accumulation Unit Value, End of Period....................      --      -- $10.509 $10.389 $11.269 $11.708
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.522 $15.468 $16.866 $17.287 $18.379
   Accumulation Unit Value, End of Period.................... $11.522 $15.468 $16.866 $17.287 $18.379 $19.995
   Number of Units Outstanding, End of Period................       0   1,241   1,153   1,591   1,341     436
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.213 $14.491 $17.540 $18.661 $21.353
   Accumulation Unit Value, End of Period.................... $11.213 $14.491 $17.540 $18.661 $21.353 $20.386
   Number of Units Outstanding, End of Period................       0     816     782     751       0       0
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.211 $10.228 $10.406
   Accumulation Unit Value, End of Period....................      --      -- $10.211 $10.228 $10.406 $10.850
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.974
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.974 $12.004
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.313 $12.624 $13.908 $15.040 $17.415
   Accumulation Unit Value, End of Period.................... $10.313 $12.624 $13.908 $15.040 $17.415 $17.625
   Number of Units Outstanding, End of Period................       0   2,470   2,427     782       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.221 $16.792 $20.483 $25.531 $31.989
   Accumulation Unit Value, End of Period.................... $11.221 $16.792 $20.483 $25.531 $31.989 $40.290
   Number of Units Outstanding, End of Period................       0   2,553   2,450   2,361       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.464 $13.532 $15.688 $16.906 $20.083
   Accumulation Unit Value, End of Period.................... $10.464 $13.532 $15.688 $16.906 $20.083 $22.677
   Number of Units Outstanding, End of Period................       0   3,456   3,244   3,578       0     414
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.709 $12.825 $14.393 $13.645 $15.052
   Accumulation Unit Value, End of Period.................... $10.709 $12.825 $14.393 $13.645 $15.052 $16.340
   Number of Units Outstanding, End of Period................       0     988     939     891     845       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.895 $11.398 $12.782
   Accumulation Unit Value, End of Period....................      --      -- $10.895 $11.398 $12.782 $13.341
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.347 $10.253 $10.965
   Accumulation Unit Value, End of Period....................      --      -- $10.347 $10.253 $10.965 $11.387
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.880 $10.988 $12.604
   Accumulation Unit Value, End of Period....................      --      -- $10.880 $10.988 $12.604 $12.750
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.127 $11.388 $12.018
   Accumulation Unit Value, End of Period....................      --      -- $11.127 $11.388 $12.018 $14.255
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.110 $11.761 $12.912
   Accumulation Unit Value, End of Period....................      --      -- $11.110 $11.761 $12.912 $12.701
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.685 $13.031 $13.994 $14.191 $15.388
   Accumulation Unit Value, End of Period.................... $10.685 $13.031 $13.994 $14.191 $15.388 $15.574
   Number of Units Outstanding, End of Period................       0   1,551   1,544       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.095 $10.105 $10.371
   Accumulation Unit Value, End of Period....................      --      -- $10.095 $10.105 $10.371 $10.558
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.248 $12.772 $13.100 $13.799
   Accumulation Unit Value, End of Period....................      -- $12.248 $12.772 $13.100 $13.799 $15.365
   Number of Units Outstanding, End of Period................      --       0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.137 $14.165 $16.471 $18.376 $21.096
   Accumulation Unit Value, End of Period.................... $10.137 $14.165 $16.471 $18.376 $21.096 $21.886
   Number of Units Outstanding, End of Period................       0   3,007   2,885   4,852       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.650 $12.895 $13.714 $13.683 $14.619
   Accumulation Unit Value, End of Period.................... $10.650 $12.895 $13.714 $13.683 $14.619 $14.230
   Number of Units Outstanding, End of Period................       0     970     921     875       0       0

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.166 $12.572 $13.422 $13.882 $15.583
   Accumulation Unit Value, End of Period................. $10.166 $12.572 $13.422 $13.882 $15.583 $15.873
   Number of Units Outstanding, End of Period.............       0   4,230   5,016     835       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.342 $14.592 $17.010 $18.255 $20.474
   Accumulation Unit Value, End of Period................. $10.342 $14.592 $17.010 $18.255 $20.474 $19.744
   Number of Units Outstanding, End of Period.............       0     850     815     782       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.049 $12.330 $14.403 $15.778 $15.850
   Accumulation Unit Value, End of Period................. $10.049 $12.330 $14.403 $15.778 $15.850 $16.437
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.540 $12.078 $12.810 $12.841 $13.469
   Accumulation Unit Value, End of Period................. $10.540 $12.078 $12.810 $12.841 $13.469 $14.430
   Number of Units Outstanding, End of Period.............       0   2,178   1,961   3,145       0   1,331
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.377 $12.372 $13.203 $13.815 $15.251
   Accumulation Unit Value, End of Period................. $10.377 $12.372 $13.203 $13.815 $15.251 $15.354
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.786 $13.439 $14.605 $15.033 $17.045
   Accumulation Unit Value, End of Period................. $10.786 $13.439 $14.605 $15.033 $17.045 $15.663
   Number of Units Outstanding, End of Period.............       0     824     697   1,497       0     804
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.713 $11.247 $11.785 $13.049 $13.120
   Accumulation Unit Value, End of Period................. $ 9.713 $11.247 $11.785 $13.049 $13.120 $12.754
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.729 $13.280 $14.358 $14.479 $15.654
   Accumulation Unit Value, End of Period................. $10.729 $13.280 $14.358 $14.479 $15.654 $15.737
   Number of Units Outstanding, End of Period.............       0     960     912     866       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.174 $10.391 $10.614 $10.628 $10.865
   Accumulation Unit Value, End of Period................. $10.174 $10.391 $10.614 $10.628 $10.865 $11.181
   Number of Units Outstanding, End of Period.............       0   5,011   4,774   6,240       0   4,245
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.593 $13.317 $15.134 $16.610 $20.751
   Accumulation Unit Value, End of Period................. $10.593 $13.317 $15.134 $16.610 $20.751 $21.992
   Number of Units Outstanding, End of Period.............       0   2,861   2,745   2,645       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.396 $12.928 $14.243 $15.159 $16.894
   Accumulation Unit Value, End of Period................. $10.396 $12.928 $14.243 $15.159 $16.894 $15.669
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.974 $ 9.804 $ 9.653 $ 9.681 $ 9.886
   Accumulation Unit Value, End of Period................. $ 9.974 $ 9.804 $ 9.653 $ 9.681 $ 9.886 $10.131
   Number of Units Outstanding, End of Period.............       0   1,107       0   6,241       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.367 $13.420 $14.490 $15.591 $16.556
   Accumulation Unit Value, End of Period................. $10.367 $13.420 $14.490 $15.591 $16.556 $17.121
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.192 $14.502 $16.373 $16.959 $19.246
   Accumulation Unit Value, End of Period................. $11.192 $14.502 $16.373 $16.959 $19.246 $17.902
   Number of Units Outstanding, End of Period.............       0     862     823   2,566       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.631 $13.031 $13.710 $14.082 $15.333
   Accumulation Unit Value, End of Period................. $10.631 $13.031 $13.710 $14.082 $15.333 $15.079
   Number of Units Outstanding, End of Period.............       0     885     845     807       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.503 $12.024 $12.726 $12.946 $14.173
   Accumulation Unit Value, End of Period................. $10.503 $12.024 $12.726 $12.946 $14.173 $13.993
   Number of Units Outstanding, End of Period.............       0   1,287   1,281   1,275       0   1,264
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.457 $13.989 $16.638 $17.670 $21.957
   Accumulation Unit Value, End of Period................. $11.457 $13.989 $16.638 $17.670 $21.957 $25.756
   Number of Units Outstanding, End of Period.............       0   1,186   1,181   1,175       0   1,165
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.361 $13.495 $15.656 $17.175 $17.715
   Accumulation Unit Value, End of Period................. $10.361 $13.495 $15.656 $17.175 $17.715 $17.985
   Number of Units Outstanding, End of Period.............       0   1,349   1,255   1,667       0     488
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.098 $12.337 $12.674 $13.103 $13.514
   Accumulation Unit Value, End of Period................. $10.098 $12.337 $12.674 $13.103 $13.514 $13.946
   Number of Units Outstanding, End of Period.............       0   1,759   1,660   2,554       0     987
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.084 $12.047 $12.364
   Accumulation Unit Value, End of Period.................      --      -- $11.084 $12.047 $12.364 $14.220
   Number of Units Outstanding, End of Period.............      --      --     751     722       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.297 $11.505 $13.059
   Accumulation Unit Value, End of Period.................      --      -- $11.297 $11.505 $13.059 $12.474
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.641 $13.289 $14.833 $15.920 $18.060
   Accumulation Unit Value, End of Period................. $10.641 $13.289 $14.833 $15.920 $18.060 $18.108
   Number of Units Outstanding, End of Period.............       0   1,118   1,067   2,433       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.835 $ 9.854 $10.040
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.835 $ 9.854 $10.040 $10.257
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.400 $11.680 $12.199 $12.844 $12.893
   Accumulation Unit Value, End of Period................. $ 9.400 $11.680 $12.199 $12.844 $12.893 $14.708
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.047 $13.806 $14.864 $16.304 $17.671
   Accumulation Unit Value, End of Period................. $11.047 $13.806 $14.864 $16.304 $17.671 $18.387
   Number of Units Outstanding, End of Period.............       0     242     230     219       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.922 $11.472 $12.633
   Accumulation Unit Value, End of Period.................      --      -- $10.922 $11.472 $12.633 $12.770
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.719 $12.133 $12.355
   Accumulation Unit Value, End of Period.................      --      -- $10.719 $12.133 $12.355 $14.730
   Number of Units Outstanding, End of Period.............      --      --   1,033     987     944       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.694 $12.080 $12.266
   Accumulation Unit Value, End of Period.................      --      -- $10.694 $12.080 $12.266 $14.595
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.030 $12.081 $14.359
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.030 $12.081 $14.359 $15.417
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.793
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.793 $11.743
   Number of Units Outstanding, End of Period.............      --      --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.538 $15.751 $17.392 $19.025
   Accumulation Unit Value, End of Period.................      -- $13.538 $15.751 $17.392 $19.025 $19.158
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $11.260 $12.370 $14.605
   Accumulation Unit Value, End of Period.................      --      -- $11.260 $12.370 $14.605 $15.404
   Number of Units Outstanding, End of Period.............      --      --   1,140   1,095   1,055       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.254 $12.345 $14.566
   Accumulation Unit Value, End of Period............      --      -- $11.254 $12.345 $14.566 $15.348
   Number of Units Outstanding, End of Period........      --      --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.689 $14.439 $19.218 $21.947 $29.555
   Accumulation Unit Value, End of Period............ $10.689 $14.439 $19.218 $21.947 $29.555 $23.911
   Number of Units Outstanding, End of Period........       0       0       0       0       0       0



* The Allstate Advisor Preferred Contracts and all of the Variable Sub-Accounts shown above were first offered with the with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% under the Contracts on October 14, 2002, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR PREFERRED ANNUITY with No Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option, added prior to May 1, 2003, and the Enhanced Beneficiary Protection
            (Annual Increase) Option, added on or after May 1, 2003
                          Mortality & Expense = 2.05



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.224
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.224 $11.723
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.415
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.415 $11.038
   Number of Units Outstanding, End of Period................  --       --      --      --       0   1,221
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.445
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.445 $11.227
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.454
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.454 $11.350
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.306
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.306 $10.670
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.703
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.703 $11.601
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.776
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.776 $11.079
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.835
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.835 $11.088
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.687 $13.322 $14.406 $14.579 $16.642
   Accumulation Unit Value, End of Period....................  --  $13.322 $14.406 $14.579 $16.642 $15.664
   Number of Units Outstanding, End of Period................  --      255     263     269       0     277
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.191 $11.116 $12.850
   Accumulation Unit Value, End of Period....................  --       -- $11.191 $11.116 $12.850 $13.033
   Number of Units Outstanding, End of Period................  --       --       0       0       0   1,024
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.508 $10.382 $11.256
   Accumulation Unit Value, End of Period....................  --       -- $10.508 $10.382 $11.256 $11.688
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.807 $15.463 $16.851 $17.264 $18.345
   Accumulation Unit Value, End of Period....................  --  $15.463 $16.851 $17.264 $18.345 $19.948
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.027 $14.486 $17.525 $18.635 $21.313
   Accumulation Unit Value, End of Period....................  --  $14.486 $17.525 $18.635 $21.313 $20.337
   Number of Units Outstanding, End of Period................  --        0       0       0       0     200
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.207 $10.219 $10.392
   Accumulation Unit Value, End of Period....................  --       -- $10.207 $10.219 $10.392 $10.830
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.970
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.970 $11.993
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.587 $12.620 $13.896 $15.019 $17.383
   Accumulation Unit Value, End of Period....................  --  $12.620 $13.896 $15.019 $17.383 $17.583
   Number of Units Outstanding, End of Period................  --       89      91      88       0      83
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.661 $16.786 $20.465 $25.496 $31.929
   Accumulation Unit Value, End of Period....................  --  $16.786 $20.465 $25.496 $31.929 $40.194
   Number of Units Outstanding, End of Period................  --        0       0       0       0     160
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.265 $13.527 $15.675 $16.883 $20.046
   Accumulation Unit Value, End of Period....................  --  $13.527 $15.675 $16.883 $20.046 $22.623
   Number of Units Outstanding, End of Period................  --        0       0       0       0     465
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.570 $12.821 $14.381 $13.627 $15.024
   Accumulation Unit Value, End of Period....................  --  $12.821 $14.381 $13.627 $15.024 $16.301
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.894 $11.391 $12.767
   Accumulation Unit Value, End of Period....................  --       -- $10.894 $11.391 $12.767 $13.318
   Number of Units Outstanding, End of Period................  --       --       0       0       0     997
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.346 $10.247 $10.952
   Accumulation Unit Value, End of Period....................  --       -- $10.346 $10.247 $10.952 $11.368
   Number of Units Outstanding, End of Period................  --       --       0       0       0     758
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.878 $10.981 $12.590
   Accumulation Unit Value, End of Period....................  --       -- $10.878 $10.981 $12.590 $12.729
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.126 $11.380 $12.004
   Accumulation Unit Value, End of Period....................  --       -- $11.126 $11.380 $12.004 $14.231
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.109 $11.754 $12.897
   Accumulation Unit Value, End of Period....................  --       -- $11.109 $11.754 $12.897 $12.680
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.092 $13.026 $13.982 $14.171 $15.359
   Accumulation Unit Value, End of Period....................  --  $13.026 $13.982 $14.171 $15.359 $15.537
   Number of Units Outstanding, End of Period................  --      172     181     186       0     185
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.093 $10.098 $10.360
   Accumulation Unit Value, End of Period....................  --       -- $10.093 $10.098 $10.360 $10.540
   Number of Units Outstanding, End of Period................  --       --       0       0       0   1,572
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.243 $12.761 $13.083 $13.773
   Accumulation Unit Value, End of Period....................  --  $12.243 $12.671 $13.083 $13.773 $15.329
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.068 $14.160 $16.456 $18.351 $21.057
   Accumulation Unit Value, End of Period....................  --  $14.160 $16.456 $18.351 $21.057 $21.834
   Number of Units Outstanding, End of Period................  --       81      77      72       0      67

Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.714 $12.890 $13.702 $13.665 $14.592
   Accumulation Unit Value, End of Period................. --  $12.890 $13.702 $13.665 $14.592 $14.197
   Number of Units Outstanding, End of Period............. --       86      91      97       0     101
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.448 $12.568 $13.410 $13.863 $15.554
   Accumulation Unit Value, End of Period................. --  $12.568 $13.410 $13.863 $15.554 $15.835
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.698 $14.587 $16.995 $18.230 $20.435
   Accumulation Unit Value, End of Period................. --  $14.587 $16.995 $18.230 $20.435 $19.697
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.325 $12.326 $14.391 $15.756 $15.820
   Accumulation Unit Value, End of Period................. --  $12.326 $14.391 $15.756 $15.820 $16.397
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.230 $12.074 $12.799 $12.823 $13.443
   Accumulation Unit Value, End of Period................. --  $12.074 $12.799 $12.823 $13.443 $14.396
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.736 $12.367 $13.192 $13.796 $15.223
   Accumulation Unit Value, End of Period................. --  $12.367 $13.192 $13.796 $15.223 $15.317
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.977 $13.434 $14.593 $15.013 $17.013
   Accumulation Unit Value, End of Period................. --  $13.434 $14.593 $15.013 $17.013 $15.625
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.218 $11.244 $11.775 $13.031 $13.096
   Accumulation Unit Value, End of Period................. --  $11.244 $11.775 $13.031 $13.096 $12.724
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.848 $13.275 $14.346 $14.460 $15.624
   Accumulation Unit Value, End of Period................. --  $13.275 $14.346 $14.460 $15.624 $15.699
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.341 $10.388 $10.605 $10.613 $10.845
   Accumulation Unit Value, End of Period................. --  $10.388 $10.605 $10.613 $10.845 $11.155
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.559 $13.312 $15.122 $16.587 $20.712
   Accumulation Unit Value, End of Period................. --  $13.312 $15.122 $16.587 $20.712 $21.939
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.676 $12.923 $14.231 $15.138 $16.863
   Accumulation Unit Value, End of Period................. --  $12.923 $14.231 $15.138 $16.863 $15.631
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.922 $ 9.801 $ 9.645 $ 9.668 $ 9.867
   Accumulation Unit Value, End of Period................. --  $ 9.801 $ 9.645 $ 9.668 $ 9.867 $10.107
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.963 $13.425 $14.478 $15.570 $16.525
   Accumulation Unit Value, End of Period................. --  $13.425 $14.478 $15.570 $16.525 $17.080
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.304 $14.497 $16.359 $16.936 $19.210
   Accumulation Unit Value, End of Period................. --  $14.497 $16.359 $16.936 $19.210 $17.859
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.825 $13.027 $13.698 $14.063 $15.304
   Accumulation Unit Value, End of Period................. --  $13.027 $13.698 $14.063 $15.304 $15.043
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.666 $12.020 $12.715 $12.928 $14.146
   Accumulation Unit Value, End of Period................. --  $12.020 $12.715 $12.928 $14.146 $13.959
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.629 $13.984 $16.624 $17.646 $21.916
   Accumulation Unit Value, End of Period................. --  $13.984 $16.624 $17.646 $21.916 $25.695
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.782 $13.491 $15.643 $17.151 $17.682
   Accumulation Unit Value, End of Period................. --  $13.491 $15.643 $17.151 $17.682 $17.942
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.563 $12.333 $12.664 $13.086 $13.489
   Accumulation Unit Value, End of Period................. --  $12.333 $12.664 $13.086 $13.489 $13.913
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.081 $12.037 $12.347
   Accumulation Unit Value, End of Period................. --       -- $11.081 $12.037 $12.347 $14.194
   Number of Units Outstanding, End of Period............. --       --     114     110       0     103
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.293 $11.495 $13.041
   Accumulation Unit Value, End of Period................. --       -- $11.293 $11.495 $13.041 $12.451
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.763 $13.284 $14.821 $15.898 $18.026
   Accumulation Unit Value, End of Period................. --  $13.284 $14.821 $15.898 $18.026 $18.064
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.830 $ 9.844 $10.025
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.830 $ 9.844 $10.025 $10.236
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.914 $11.676 $12.188 $12.826 $12.869
   Accumulation Unit Value, End of Period................. --  $11.676 $12.188 $12.826 $12.869 $14.673
   Number of Units Outstanding, End of Period............. --        0       0       0       0     326
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.272 $13.801 $14.852 $16.282 $17.638
   Accumulation Unit Value, End of Period................. --  $13.801 $14.852 $16.282 $17.638 $18.343
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.918 $11.462 $12.616
   Accumulation Unit Value, End of Period................. --       -- $10.918 $11.462 $12.616 $12.746
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.716 $12.122 $12.338
   Accumulation Unit Value, End of Period................. --       -- $10.716 $12.122 $12.338 $14.702
   Number of Units Outstanding, End of Period............. --       --     118     108     116     100
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.690 $12.069 $12.250
   Accumulation Unit Value, End of Period................. --       -- $10.690 $12.069 $12.250 $14.568
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.024 $12.069 $14.337
   Accumulation Unit Value, End of Period................. --  $10.000 $11.024 $12.069 $14.337 $15.385
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.789
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.789 $11.733
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.533 $15.737 $17.368 $18.990
   Accumulation Unit Value, End of Period................. --  $13.533 $15.737 $17.368 $18.990 $19.112
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.256 $12.360 $14.585
   Accumulation Unit Value, End of Period................. --       -- $11.256 $12.360 $14.585 $15.375
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.250 $12.335 $14.546
   Accumulation Unit Value, End of Period............ --       -- $11.250 $12.335 $14.546 $15.320
   Number of Units Outstanding, End of Period........ --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.363 $14.434 $19.201 $21.917 $29.500
   Accumulation Unit Value, End of Period............ --  $14.434 $19.201 $21.917 $29.500 $23.854
   Number of Units Outstanding, End of Period........ --        0       0       0       0       0



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR PREFERRED ANNUITY with No Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
 With MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual
                               Increase) Option,
                      both added on or after May 1, 2003
                           Mortality & Expense = 2.1



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.221
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.221 $11.713
   Number of Units Outstanding, End of Period................      --      --      --      --       0   5,776
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.412
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.412 $11.029
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.441
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.441 $11.218
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.450
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.450 $11.341
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.303
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.303 $10.661
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.700
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.700 $11.591
   Number of Units Outstanding, End of Period................      --      --      --      --       0   1,018
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.772
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.772 $11.069
   Number of Units Outstanding, End of Period................      --      --      --      --       0   4,801
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.831
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.831 $11.078
   Number of Units Outstanding, End of Period................      --      --      --      --       0   2,365
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      -- $10.693 $13.325 $14.401 $14.567 $16.620
   Accumulation Unit Value, End of Period....................      -- $13.325 $14.401 $14.567 $16.620 $15.635
   Number of Units Outstanding, End of Period................      --  56,233  60,453  50,594       0  45,934
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.187 $11.107 $12.833
   Accumulation Unit Value, End of Period....................      --      -- $11.187 $11.107 $12.833 $13.008
   Number of Units Outstanding, End of Period................      --      --     827  17,109       0  16,513
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.507 $10.375 $11.243
   Accumulation Unit Value, End of Period....................      --      -- $10.507 $10.375 $11.243 $11.669
   Number of Units Outstanding, End of Period................      --      --       0   3,623       0   2,893
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............      -- $11.814 $15.466 $16.846 $17.250 $18.321
   Accumulation Unit Value, End of Period....................      -- $15.466 $16.846 $17.250 $18.321 $19.911
   Number of Units Outstanding, End of Period................      --       0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      -- $11.033 $14.489 $17.519 $18.620 $21.285
   Accumulation Unit Value, End of Period....................      -- $14.489 $17.519 $18.620 $21.285 $20.300
   Number of Units Outstanding, End of Period................      --  10,342  11,238   9,659       0   9,718
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.204 $10.211 $10.378
   Accumulation Unit Value, End of Period....................      --      -- $10.204 $10.211 $10.378 $10.809
   Number of Units Outstanding, End of Period................      --      --     203     202       0     202
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.966
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.966 $11.983
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      -- $10.593 $12.623 $13.892 $15.007 $17.360
   Accumulation Unit Value, End of Period....................      -- $12.623 $13.892 $15.007 $17.360 $17.550
   Number of Units Outstanding, End of Period................      --  31,092  44,644  40,575       0  35,385
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      -- $11.668 $16.790 $20.459 $25.476 $31.887
   Accumulation Unit Value, End of Period....................      -- $16.790 $20.459 $25.476 $31.887 $40.120
   Number of Units Outstanding, End of Period................      --   6,770  11,426  10,322       0   9,002
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      -- $10.371 $13.530 $15.670 $16.869 $20.019
   Accumulation Unit Value, End of Period....................      -- $13.530 $15.670 $16.869 $20.019 $22.582
   Number of Units Outstanding, End of Period................      --  10,711  12,290  11,156       0   9,877
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............      -- $11.576 $12.824 $14.377 $13.616 $15.004
   Accumulation Unit Value, End of Period....................      -- $12.824 $14.377 $13.616 $15.004 $16.271
   Number of Units Outstanding, End of Period................      --       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.893 $11.384 $12.752
   Accumulation Unit Value, End of Period....................      --      -- $10.893 $11.384 $12.752 $13.296
   Number of Units Outstanding, End of Period................      --      --     151   3,815       0   3,727
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.344 $10.240 $10.940
   Accumulation Unit Value, End of Period....................      --      -- $10.344 $10.240 $10.940 $11.349
   Number of Units Outstanding, End of Period................      --      --       0      99       0     594
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.877 $10.974 $12.575
   Accumulation Unit Value, End of Period....................      --      -- $10.877 $10.974 $12.575 $12.708
   Number of Units Outstanding, End of Period................      --      --     100   3,246       0   4,044
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.125 $11.373 $11.991
   Accumulation Unit Value, End of Period....................      --      -- $11.125 $11.373 $11.991 $14.208
   Number of Units Outstanding, End of Period................      --      --     368   2,536       0     474
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.108 $11.746 $12.882
   Accumulation Unit Value, End of Period....................      --      -- $11.108 $11.746 $12.882 $12.658
   Number of Units Outstanding, End of Period................      --      --     168   5,046       0   4,438
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $11.098 $13.029 $13.978 $14.160 $15.339
   Accumulation Unit Value, End of Period....................      -- $13.029 $13.978 $14.160 $15.339 $15.508
   Number of Units Outstanding, End of Period................      --  14,025  12,643   7,560       0   6,743
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.092 $10.092 $10.348
   Accumulation Unit Value, End of Period....................      --      -- $10.092 $10.092 $10.348 $10.523
   Number of Units Outstanding, End of Period................      --      --       0  26,124       0  26,052
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $12.000 $12.239 $12.750 $13.065 $13.747
   Accumulation Unit Value, End of Period.................... $12.000 $12.239 $12.750 $13.065 $13.747 $15.292
   Number of Units Outstanding, End of Period................      43  43,058      53  54,112       0  45,933
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.073 $14.163 $16.452 $18.336 $21.029
   Accumulation Unit Value, End of Period....................      -- $14.163 $16.452 $18.336 $21.029 $21.794
   Number of Units Outstanding, End of Period................      --  11,470  15,388  15,286       0  15,140
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $11.721 $12.893 $13.698 $13.654 $14.573
   Accumulation Unit Value, End of Period....................      -- $12.893 $13.698 $13.654 $14.573 $14.170
   Number of Units Outstanding, End of Period................      --  12,586  16,418  13,921       0   8,906

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.454 $12.571 $13.406 $13.852 $15.534
   Accumulation Unit Value, End of Period................. --  $12.571 $13.406 $13.852 $15.534 $15.806
   Number of Units Outstanding, End of Period............. --   14,215  15,310  20,489       0  16,848
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.704 $14.590 $16.990 $18.215 $20.409
   Accumulation Unit Value, End of Period................. --  $14.590 $16.990 $18.215 $20.409 $19.661
   Number of Units Outstanding, End of Period............. --    9,580  15,511  15,295       0  14,833
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.331 $12.328 $14.387 $15.743 $15.799
   Accumulation Unit Value, End of Period................. --  $12.328 $14.387 $15.743 $15.799 $16.367
   Number of Units Outstanding, End of Period............. --    8,874   9,092   6,987       0   6,561
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.237 $12.076 $12.795 $12.813 $13.426
   Accumulation Unit Value, End of Period................. --  $12.076 $12.795 $12.813 $13.426 $14.370
   Number of Units Outstanding, End of Period............. --   13,193  18,210  20,307       0  13,490
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.742 $12.370 $13.188 $13.785 $15.203
   Accumulation Unit Value, End of Period................. --  $12.370 $13.188 $13.785 $15.203 $15.289
   Number of Units Outstanding, End of Period............. --        0   1,610   1,761       0   1,755
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.983 $13.437 $14.588 $15.001 $16.990
   Accumulation Unit Value, End of Period................. --  $13.437 $14.588 $15.001 $16.990 $15.597
   Number of Units Outstanding, End of Period............. --    9,745   7,094   6,894       0  12,934
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.224 $11.246 $11.771 $13.020 $13.078
   Accumulation Unit Value, End of Period................. --  $11.246 $11.771 $13.020 $13.078 $12.701
   Number of Units Outstanding, End of Period............. --    1,009   1,103     188       0     353
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.854 $13.278 $14.342 $14.448 $15.604
   Accumulation Unit Value, End of Period................. --  $13.278 $14.342 $14.448 $15.604 $15.671
   Number of Units Outstanding, End of Period............. --   19,078  15,703  12,964       0  10,652
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.347 $10.390 $10.602 $10.604 $10.831
   Accumulation Unit Value, End of Period................. --  $10.390 $10.602 $10.604 $10.831 $11.134
   Number of Units Outstanding, End of Period............. --   24,092  27,240  27,761       0  18,826
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.565 $13.315 $15.117 $16.574 $20.685
   Accumulation Unit Value, End of Period................. --  $13.315 $15.117 $16.574 $20.685 $21.899
   Number of Units Outstanding, End of Period............. --    2,786   3,263   3,350       0   3,683
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.682 $12.926 $14.227 $15.126 $16.840
   Accumulation Unit Value, End of Period................. --  $12.926 $14.227 $15.126 $16.840 $15.602
   Number of Units Outstanding, End of Period............. --    2,900   1,981   1,162       0     526
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.928 $ 9.803 $ 9.642 $ 9.660 $ 9.854
   Accumulation Unit Value, End of Period................. --  $ 9.803 $ 9.642 $ 9.660 $ 9.854 $10.088
   Number of Units Outstanding, End of Period............. --    7,499  13,154  13,049       0  14,874
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.969 $13.428 $14.473 $15.557 $16.503
   Accumulation Unit Value, End of Period................. --  $13.428 $14.473 $15.557 $16.503 $17.049
   Number of Units Outstanding, End of Period............. --        0     160     160       0     239
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.310 $14.500 $16.354 $16.923 $19.184
   Accumulation Unit Value, End of Period................. --  $14.500 $16.354 $16.923 $19.184 $17.826
   Number of Units Outstanding, End of Period............. --        0   5,801   7,570       0   9,551
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.831 $13.030 $13.694 $14.052 $15.284
   Accumulation Unit Value, End of Period................. --  $13.030 $13.694 $14.052 $15.284 $15.016
   Number of Units Outstanding, End of Period............. --    7,832   4,401   4,195       0   3,095
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.672 $12.022 $12.711 $12.918 $14.128
   Accumulation Unit Value, End of Period................. --  $12.022 $12.711 $12.918 $14.128 $13.934
   Number of Units Outstanding, End of Period............. --    2,542   2,240       0       0   1,413
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.636 $13.987 $16.619 $17.632 $21.887
   Accumulation Unit Value, End of Period................. --  $13.987 $16.619 $17.632 $21.887 $25.648
   Number of Units Outstanding, End of Period............. --    4,581   3,966   3,566       0   3,048
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.788 $13.494 $15.638 $17.137 $17.659
   Accumulation Unit Value, End of Period................. --  $13.494 $15.638 $17.137 $17.659 $17.909
   Number of Units Outstanding, End of Period............. --    1,923   1,854     483       0   1,365
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.569 $12.336 $12.660 $13.075 $13.471
   Accumulation Unit Value, End of Period................. --  $12.336 $12.660 $13.075 $13.471 $13.887
   Number of Units Outstanding, End of Period............. --    6,267   4,428   4,467       0   4,164
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.077 $12.027 $12.331
   Accumulation Unit Value, End of Period................. --       -- $11.077 $12.027 $12.331 $14.167
   Number of Units Outstanding, End of Period............. --       --  21,249  13,435       0  12,106
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.289 $11.485 $13.023
   Accumulation Unit Value, End of Period................. --       -- $11.289 $11.485 $13.023 $12.427
   Number of Units Outstanding, End of Period............. --       --     372   4,699       0   3,439
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.769 $13.287 $14.816 $15.885 $18.002
   Accumulation Unit Value, End of Period................. --  $13.287 $14.816 $15.885 $18.002 $18.031
   Number of Units Outstanding, End of Period............. --   27,411  27,691  25,944       0  19,582
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.825 $ 9.834 $10.010
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.825 $ 9.834 $10.010 $10.215
   Number of Units Outstanding, End of Period............. --        0   2,787   2,940       0   3,075
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.920 $11.679 $12.185 $12.816 $12.852
   Accumulation Unit Value, End of Period................. --  $11.679 $12.185 $12.816 $12.852 $14.646
   Number of Units Outstanding, End of Period............. --   21,858  29,094  20,648       0  16,037
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.278 $13.804 $14.847 $16.269 $17.615
   Accumulation Unit Value, End of Period................. --  $13.804 $14.847 $16.269 $17.615 $18.310
   Number of Units Outstanding, End of Period............. --    1,746   1,629   1,304       0   1,268
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.915 $11.452 $12.598
   Accumulation Unit Value, End of Period................. --       -- $10.915 $11.452 $12.598 $12.722
   Number of Units Outstanding, End of Period............. --       --      99     503       0   3,276
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.712 $12.112 $12.321
   Accumulation Unit Value, End of Period................. --       -- $10.712 $12.112 $12.321 $14.674
   Number of Units Outstanding, End of Period............. --       --  52,855  42,183  41,924  36,954
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.687 $12.059 $12.233
   Accumulation Unit Value, End of Period................. --       -- $10.687 $12.059 $12.233 $14.540
   Number of Units Outstanding, End of Period............. --       --     107     106       0     106
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.019 $12.057 $14.315
   Accumulation Unit Value, End of Period................. --  $10.000 $11.019 $12.057 $14.315 $15.354
   Number of Units Outstanding, End of Period............. --        0     456   3,011       0   7,294
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.786
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.786 $11.723
   Number of Units Outstanding, End of Period............. --       --      --      --       0     225
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.529 $15.724 $17.345 $18.954
   Accumulation Unit Value, End of Period................. --  $13.529 $15.724 $17.345 $18.954 $19.066
   Number of Units Outstanding, End of Period............. --    2,339   2,960     977       0     787
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.253 $12.349 $14.565
   Accumulation Unit Value, End of Period................. --       -- $11.253 $12.349 $14.565 $15.346
   Number of Units Outstanding, End of Period............. --       --  16,546  15,700  18,244  15,669

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.246 $12.324 $14.526
   Accumulation Unit Value, End of Period............ --       -- $11.246 $12.324 $14.526 $15.291
   Number of Units Outstanding, End of Period........ --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.370 $14.437 $19.196 $21.900 $29.461
   Accumulation Unit Value, End of Period............ --  $14.437 $19.196 $21.900 $29.461 $23.811
   Number of Units Outstanding, End of Period........ --      139   2,385   3,662       0   2,949



* The Allstate Advisor Preferred Contracts were first offered on October 14, 2002. All of the Variable Sub-Accounts shown above were first offered with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% under the Contracts on May 1, 2003, except for the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR PREFERRED ANNUITY with No Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
   With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, either added prior to May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79) or With the Enhanced Beneficiary
  Protection (Annual Increase) Option, added on or after May 1, 2003, and the
   Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit Option and Enhanced Beneficiary Protection (Annual Increase) Option,
  both added prior to May 1, 2003, and the Earnings Protection Death Benefit
                               Option (age 0-70)

                          Mortality & Expense = 2.15



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.217
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.217 $11.703
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.408
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.408 $11.019
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.438
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.438 $11.208
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.446
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.446 $11.331
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.299
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.299 $10.652
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.696
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.696 $11.581
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.768
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.768 $11.060
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.828
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.828 $11.069
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.836 $13.302 $14.369 $14.527 $16.565
   Accumulation Unit Value, End of Period.................... $10.836 $13.302 $14.369 $14.527 $16.565 $15.576
   Number of Units Outstanding, End of Period................       0      46     984   5,100       0   5,434
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.183 $11.097 $12.815
   Accumulation Unit Value, End of Period....................      --      -- $11.183 $11.097 $12.815 $12.984
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.505 $10.369 $11.230
   Accumulation Unit Value, End of Period....................      --      -- $10.505 $10.369 $11.230 $11.650
   Number of Units Outstanding, End of Period................      --      --       0   7,801       0   7,999
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.519 $15.439 $16.808 $17.202 $18.261
   Accumulation Unit Value, End of Period.................... $11.519 $15.439 $16.808 $17.202 $18.261 $19.836
   Number of Units Outstanding, End of Period................       0     903     899     895     891     887
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.209 $14.464 $17.480 $18.569 $21.216
   Accumulation Unit Value, End of Period.................... $11.209 $14.464 $17.480 $18.569 $21.216 $20.223
   Number of Units Outstanding, End of Period................       0     167     151   4,485       0   4,725
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.200 $10.202 $10.364
   Accumulation Unit Value, End of Period....................      --      -- $10.200 $10.202 $10.364 $10.789
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.962
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.962 $11.973
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.310 $12.601 $13.861 $14.966 $17.303
   Accumulation Unit Value, End of Period.................... $10.310 $12.601 $13.861 $14.966 $17.303 $17.484
   Number of Units Outstanding, End of Period................       0     270     927   4,464       0   4,354
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.217 $16.761 $20.413 $25.406 $31.783
   Accumulation Unit Value, End of Period.................... $11.217 $16.761 $20.413 $25.406 $31.783 $39.969
   Number of Units Outstanding, End of Period................       0       0       0   1,486       0   1,088
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.460 $13.507 $15.635 $16.823 $19.954
   Accumulation Unit Value, End of Period.................... $10.460 $13.507 $15.635 $16.823 $19.954 $22.496
   Number of Units Outstanding, End of Period................       0     982     978   5,141       0   4,555
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.706 $12.081 $14.344 $13.578 $14.955
   Accumulation Unit Value, End of Period.................... $10.706 $12.801 $14.344 $13.578 $14.955 $16.210
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.891 $11.376 $12.738
   Accumulation Unit Value, End of Period....................      --      -- $10.891 $11.376 $12.738 $13.274
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.343 $10.234 $10.927
   Accumulation Unit Value, End of Period....................      --      -- $10.343 $10.234 $10.927 $11.330
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio               t
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.875 $10.967 $12.561
   Accumulation Unit Value, End of Period....................      --      -- $10.875 $10.967 $12.561 $12.687
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.123 $11.366 $11.977
   Accumulation Unit Value, End of Period....................      --      -- $11.123 $11.366 $11.977 $14.184
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.106 $11.739 $12.867
   Accumulation Unit Value, End of Period....................      --      -- $11.106 $11.739 $12.867 $12.637
   Number of Units Outstanding, End of Period................      --      --       0   4,594       0   4,916
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.681 $13.007 $13.946 $14.121 $15.289
   Accumulation Unit Value, End of Period.................... $10.681 $13.007 $13.946 $14.121 $15.289 $15.450
   Number of Units Outstanding, End of Period................       0      46      33      33       0      34
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.091 $10.085 $10.336
   Accumulation Unit Value, End of Period....................      --      -- $10.091 $10.085 $10.336 $10.505
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.235 $12.739 $13.047 $13.721
   Accumulation Unit Value, End of Period....................      -- $12.235 $12.739 $13.047 $13.721 $15.255
   Number of Units Outstanding, End of Period................      --       0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.134 $14.139 $16.415 $18.286 $20.960
   Accumulation Unit Value, End of Period.................... $10.134 $14.139 $16.415 $18.286 $20.960 $21.712
   Number of Units Outstanding, End of Period................       0       0     278     261       0     242

Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.646 $12.871 $13.667 $13.616 $14.525
   Accumulation Unit Value, End of Period................. $10.646 $12.871 $13.667 $13.616 $14.525 $14.117
   Number of Units Outstanding, End of Period.............       0     929   1,893   1,621       0   1,658
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.163 $12.549 $13.376 $13.814 $15.483
   Accumulation Unit Value, End of Period................. $10.163 $12.549 $13.376 $13.814 $15.483 $15.746
   Number of Units Outstanding, End of Period.............       0   2,096   2,072   2,063       0   2,044
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.339 $14.565 $16.952 $18.165 $20.342
   Accumulation Unit Value, End of Period................. $10.339 $14.565 $16.952 $18.165 $20.342 $19.587
   Number of Units Outstanding, End of Period.............       0   1,129   1,124   1,099       0   1,079
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.046 $12.307 $14.355 $15.700 $15.748
   Accumulation Unit Value, End of Period................. $10.046 $12.307 $14.355 $15.700 $15.748 $16.306
   Number of Units Outstanding, End of Period.............       0      46      32      29       0      32
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.536 $12.055 $12.766 $12.777 $13.382
   Accumulation Unit Value, End of Period................. $10.536 $12.055 $12.766 $12.777 $13.382 $14.315
   Number of Units Outstanding, End of Period.............       0     408     764     712       0     669
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.373 $12.349 $13.158 $13.747 $15.153
   Accumulation Unit Value, End of Period................. $10.373 $12.349 $13.158 $13.747 $15.153 $15.231
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.783 $13.414 $14.556 $14.959 $16.935
   Accumulation Unit Value, End of Period................. $10.783 $13.414 $14.556 $14.959 $16.935 $15.538
   Number of Units Outstanding, End of Period.............       0      46      31      31       0      35
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.710 $11.227 $11.745 $12.985 $13.036
   Accumulation Unit Value, End of Period................. $ 9.710 $11.227 $11.745 $12.985 $13.036 $12.653
   Number of Units Outstanding, End of Period.............       0      56      39      36       0      38
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.725 $13.255 $14.310 $14.408 $15.553
   Accumulation Unit Value, End of Period................. $10.725 $13.255 $14.310 $14.408 $15.553 $15.611
   Number of Units Outstanding, End of Period.............       0   1,040   1,035   1,011       0     991
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.170 $10.372 $10.578 $10.575 $10.795
   Accumulation Unit Value, End of Period................. $10.170 $10.372 $10.578 $10.575 $10.795 $11.092
   Number of Units Outstanding, End of Period.............       0     150     149     125       0     111
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.589 $13.292 $15.083 $16.528 $20.617
   Accumulation Unit Value, End of Period................. $10.589 $13.292 $15.083 $16.528 $20.617 $21.817
   Number of Units Outstanding, End of Period.............       0     270     269     224       0     199
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.392 $12.904 $14.195 $15.085 $16.785
   Accumulation Unit Value, End of Period................. $10.392 $12.904 $14.195 $15.085 $16.785 $15.544
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.971 $ 9.786 $ 9.620 $ 9.634 $ 9.822
   Accumulation Unit Value, End of Period................. $ 9.971 $ 9.786 $ 9.620 $ 9.634 $ 9.822 $10.050
   Number of Units Outstanding, End of Period.............       0     458     386     368       0     373
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.364 $13.405 $14.441 $15.515 $16.450
   Accumulation Unit Value, End of Period................. $10.364 $13.405 $14.441 $15.515 $16.450 $16.984
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.188 $14.475 $16.318 $16.876 $19.122
   Accumulation Unit Value, End of Period................. $11.188 $14.475 $16.318 $16.876 $19.122 $17.759
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.627 $13.007 $13.663 $14.013 $15.234
   Accumulation Unit Value, End of Period................. $10.627 $13.007 $13.663 $14.013 $15.234 $14.959
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.500 $12.001 $12.683 $12.882 $14.082
   Accumulation Unit Value, End of Period................. $10.500 $12.001 $12.683 $12.882 $14.082 $13.881
   Number of Units Outstanding, End of Period.............       0      50     755     776       0     796
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.454 $13.963 $16.581 $17.583 $21.815
   Accumulation Unit Value, End of Period................. $11.454 $13.963 $16.581 $17.583 $21.815 $25.551
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.358 $13.470 $15.603 $17.090 $17.601
   Accumulation Unit Value, End of Period................. $10.358 $13.470 $12.631 $17.090 $17.601 $17.842
   Number of Units Outstanding, End of Period.............       0       0     439       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.095 $12.314 $12.631 $13.039 $13.427
   Accumulation Unit Value, End of Period................. $10.095 $12.314 $12.631 $13.039 $13.427 $13.835
   Number of Units Outstanding, End of Period.............       0     453     439     372       0     337
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.073 $12.017 $12.314
   Accumulation Unit Value, End of Period.................      --      -- $11.073 $12.017 $12.314 $14.140
   Number of Units Outstanding, End of Period.............      --      --     348     290       0     258
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.285 $11.475 $13.006
   Accumulation Unit Value, End of Period.................      --      -- $11.285 $11.475 $13.006 $12.404
   Number of Units Outstanding, End of Period.............      --      --       0   5,639       0   6,010
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.638 $13.264 $14.783 $15.841 $17.943
   Accumulation Unit Value, End of Period................. $10.638 $13.264 $14.783 $15.841 $17.943 $17.963
   Number of Units Outstanding, End of Period.............       0   2,348   3,263   3,167       0   3,090
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.820 $ 9.824 $ 9.994
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.820 $ 9.824 $ 9.994 $10.194
   Number of Units Outstanding, End of Period.............      --       0     930     971       0   1,033
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.397 $11.658 $12.157 $12.781 $12.810
   Accumulation Unit Value, End of Period................. $ 9.397 $11.658 $12.157 $12.781 $12.810 $14.591
   Number of Units Outstanding, End of Period.............       0   1,095   1,465   1,458       0   1,436
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.044 $13.780 $14.814 $16.224 $17.557
   Accumulation Unit Value, End of Period................. $11.044 $13.780 $14.814 $16.224 $17.557 $18.241
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.911 $11.443 $12.581
   Accumulation Unit Value, End of Period.................      --      -- $10.911 $11.443 $12.581 $12.698
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.708 $12.102 $12.304
   Accumulation Unit Value, End of Period.................      --      -- $10.708 $12.102 $12.304 $14.647
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.683 $12.049 $12.216
   Accumulation Unit Value, End of Period.................      --      -- $10.683 $12.049 $12.216 $14.513
   Number of Units Outstanding, End of Period.............      --      --     855     792       0     725
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $11.013 $12.044 $14.293
   Accumulation Unit Value, End of Period.................      -- $10.000 $11.013 $12.044 $14.293 $15.322
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.783
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.783 $11.713
   Number of Units Outstanding, End of Period.............      --      --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.524 $15.711 $17.321 $18.919
   Accumulation Unit Value, End of Period.................      -- $13.524 $15.711 $17.321 $18.919 $19.021
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.249 $12.339 $14.545
   Accumulation Unit Value, End of Period............      --      -- $11.249 $12.339 $14.545 $15.317
   Number of Units Outstanding, End of Period........      --      --      41      38      34      34
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.242 $12.314 $14.507
   Accumulation Unit Value, End of Period............      --      -- $11.242 $12.314 $14.507 $15.262
   Number of Units Outstanding, End of Period........      --      --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.686 $14.413 $19.153 $21.839 $29.365
   Accumulation Unit Value, End of Period............ $10.686 $14.413 $19.153 $21.839 $29.365 $23.721
   Number of Units Outstanding, End of Period........       0       0     238   1,947       0   2,055



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR PREFERRED ANNUITY with No Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
With MAV Death Benefit Option, added on or after May 1, 2003, and the Earnings
   Protection Death Benefit Option (age 71-79) or With the MAV Death Benefit Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                  Protection Death Benefit Option (age 0-70)

                           Mortality & Expense = 2.2



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.214
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.214 $11.693
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.404
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.404 $11.010
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.434
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.434 $11.198
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.443
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.443 $11.321
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.296
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.296 $10.643
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.693
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.693 $11.571
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.765
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.765 $11.050
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.824
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.824 $11.059
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.678 $13.297 $14.357 $14.507 $16.534
   Accumulation Unit Value, End of Period....................  --  $13.297 $14.357 $14.507 $16.534 $15.539
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.179 $11.088 $12.798
   Accumulation Unit Value, End of Period....................  --       -- $11.179 $11.088 $12.798 $12.960
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.504 $10.362 $11.218
   Accumulation Unit Value, End of Period....................  --       -- $10.504 $10.362 $11.218 $11.630
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.798 $15.434 $16.794 $17.179 $18.227
   Accumulation Unit Value, End of Period....................  --  $15.434 $16.794 $17.179 $18.227 $19.789
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.018 $14.459 $17.465 $18.544 $21.176
   Accumulation Unit Value, End of Period....................  --  $14.459 $17.465 $18.544 $21.176 $20.175
   Number of Units Outstanding, End of Period................  --      103       0       0       0       0
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.197 $10.193 $10.350
   Accumulation Unit Value, End of Period....................  --       -- $10.197 $10.193 $10.350 $10.769
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.958
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.958 $11.962
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.578 $12.596 $13.849 $14.946 $17.271
   Accumulation Unit Value, End of Period....................  --  $12.596 $13.849 $14.946 $17.271 $17.443
   Number of Units Outstanding, End of Period................  --      112       0       0       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.652 $16.755 $20.396 $25.371 $31.723
   Accumulation Unit Value, End of Period....................  --  $16.755 $20.396 $25.371 $31.723 $39.874
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.357 $13.502 $15.621 $16.800 $19.917
   Accumulation Unit Value, End of Period....................  --  $13.502 $15.621 $16.800 $19.917 $22.443
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.560 $12.797 $14.332 $13.560 $14.927
   Accumulation Unit Value, End of Period....................  --  $12.797 $14.332 $13.560 $14.927 $16.171
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.890 $11.369 $12.723
   Accumulation Unit Value, End of Period....................  --       -- $10.890 $11.369 $12.723 $13.252
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.342 $10.227 $10.915
   Accumulation Unit Value, End of Period....................  --       -- $10.342 $10.227 $10.915 $11.311
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.874 $10.960 $12.546
   Accumulation Unit Value, End of Period....................  --       -- $10.874 $10.960 $12.546 $12.666
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.122 $11.359 $11.963
   Accumulation Unit Value, End of Period....................  --       -- $11.122 $11.359 $11.963 $14.161
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.105 $11.731 $12.852
   Accumulation Unit Value, End of Period....................  --       -- $11.105 $11.731 $12.852 $12.616
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.082 $13.002 $13.934 $14.102 $15.260
   Accumulation Unit Value, End of Period....................  --  $13.002 $13.934 $14.102 $15.260 $15.413
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.090 $10.079 $10.324
   Accumulation Unit Value, End of Period....................  --       -- $10.090 $10.079 $10.324 $10.488
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.231 $12.728 $13.029 $13.696
   Accumulation Unit Value, End of Period....................  --  $12.231 $12.728 $13.029 $13.696 $15.219
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.059 $14.134 $16.401 $18.261 $20.921
   Accumulation Unit Value, End of Period....................  --  $14.134 $16.401 $18.261 $20.921 $21.660
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0

Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.704 $12.866 $13.656 $13.597 $14.498
   Accumulation Unit Value, End of Period................. --  $12.866 $13.656 $13.597 $14.498 $14.083
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.439 $12.545 $13.365 $13.795 $15.454
   Accumulation Unit Value, End of Period................. --  $12.545 $13.365 $13.795 $15.454 $15.709
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.689 $14.560 $16.938 $18.141 $20.304
   Accumulation Unit Value, End of Period................. --  $14.560 $16.938 $18.141 $20.304 $19.540
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.317 $12.303 $14.342 $15.679 $15.718
   Accumulation Unit Value, End of Period................. --  $12.303 $14.342 $15.679 $15.718 $16.267
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.221 $12.051 $12.755 $12.760 $13.357
   Accumulation Unit Value, End of Period................. --  $12.051 $12.755 $12.760 $13.357 $14.281
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.727 $12.344 $13.147 $13.729 $15.125
   Accumulation Unit Value, End of Period................. --  $12.344 $13.147 $13.729 $15.125 $15.195
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.968 $13.409 $14.543 $14.939 $16.903
   Accumulation Unit Value, End of Period................. --  $13.409 $14.543 $14.939 $16.903 $15.501
   Number of Units Outstanding, End of Period............. --      103       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.210 $11.223 $11.735 $12.967 $13.011
   Accumulation Unit Value, End of Period................. --  $11.223 $11.735 $12.967 $13.011 $12.623
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.838 $13.250 $14.297 $14.389 $15.524
   Accumulation Unit Value, End of Period................. --  $13.250 $14.297 $14.389 $15.524 $15.574
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.332 $10.368 $10.569 $10.561 $10.775
   Accumulation Unit Value, End of Period................. --  $10.368 $10.569 $10.561 $10.775 $11.066
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.551 $13.287 $15.070 $16.506 $20.578
   Accumulation Unit Value, End of Period................. --  $13.287 $15.070 $16.506 $20.578 $21.764
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.667 $12.899 $14.183 $15.064 $16.754
   Accumulation Unit Value, End of Period................. --  $12.899 $14.183 $15.064 $16.754 $15.507
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.914 $ 9.783 $ 9.612 $ 9.620 $ 9.804
   Accumulation Unit Value, End of Period................. --  $ 9.783 $ 9.612 $ 9.620 $ 9.804 $10.026
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.954 $13.400 $14.428 $15.494 $16.419
   Accumulation Unit Value, End of Period................. --  $13.400 $14.428 $15.494 $16.419 $16.944
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.295 $14.470 $16.304 $16.853 $19.086
   Accumulation Unit Value, End of Period................. --  $14.470 $16.304 $16.853 $19.086 $17.717
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.816 $13.003 $13.652 $13.994 $15.206
   Accumulation Unit Value, End of Period................. --  $13.003 $13.652 $13.994 $15.206 $14.923
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.657 $11.997 $12.672 $12.865 $14.055
   Accumulation Unit Value, End of Period................. --  $11.997 $12.672 $12.865 $14.055 $13.848
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.620 $13.958 $16.567 $17.559 $21.775
   Accumulation Unit Value, End of Period................. --  $13.958 $16.567 $17.559 $21.775 $25.490
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.773 $13.466 $15.590 $17.067 $17.568
   Accumulation Unit Value, End of Period................. --  $13.466 $15.590 $17.067 $17.568 $17.799
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.554 $12.310 $12.621 $13.021 $13.402
   Accumulation Unit Value, End of Period................. --  $12.310 $12.621 $13.021 $13.402 $13.802
   Number of Units Outstanding, End of Period............. --      111       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.069 $12.006 $12.297
   Accumulation Unit Value, End of Period................. --       -- $11.069 $12.006 $12.297 $14.114
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.282 $11.465 $12.988
   Accumulation Unit Value, End of Period................. --       -- $11.282 $11.465 $12.988 $12.381
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.754 $13.260 $14.771 $15.820 $17.910
   Accumulation Unit Value, End of Period................. --  $13.260 $14.771 $15.820 $17.910 $17.920
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.815 $ 9.813 $ 9.979
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.815 $ 9.813 $ 9.979 $10.173
   Number of Units Outstanding, End of Period.............                                   0       0
Van Kampen LIT Strategic Growth Portfolio, Class II        --    9.906  11.654  12.147
   Accumulation Unit Value, Beginning of Period........... --  $11.654 $12.147 $12.763 $12.763 $12.786
   Accumulation Unit Value, End of Period................. --  $ 0.000 $ 0.000 $ 0.000 $12.786 $14.556
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.261 $13.775 $14.801 $16.202 $17.524
   Accumulation Unit Value, End of Period................. --  $13.775 $14.801 $16.202 $17.524 $18.197
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.907 $11.433 $12.564
   Accumulation Unit Value, End of Period................. --       -- $10.907 $11.433 $12.564 $12.674
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.705 $12.091 $12.288
   Accumulation Unit Value, End of Period................. --       -- $10.705 $12.091 $12.288 $14.619
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.679 $12.039 $12.200
   Accumulation Unit Value, End of Period................. --       -- $10.679 $12.039 $12.200 $14.486
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $11.007 $12.032 $14.272
   Accumulation Unit Value, End of Period................. --  $10.000 $11.007 $12.032 $14.272 $15.291
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.779
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.779 $11.702
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.520 $15.697 $17.297 $18.883
   Accumulation Unit Value, End of Period................. --  $13.520 $15.697 $17.297 $18.883 $18.976
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.245 $12.328 $14.525
   Accumulation Unit Value, End of Period................. --       -- $11.245 $12.328 $14.525 $15.288
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.238 $12.303 $14.487
   Accumulation Unit Value, End of Period............ --       -- $11.238 $12.303 $14.487 $15.234
   Number of Units Outstanding, End of Period........ --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.354 $14.408 $19.136 $21.810 $29.310
   Accumulation Unit Value, End of Period............ --  $14.408 $19.136 $21.810 $29.310 $23.664
   Number of Units Outstanding, End of Period........ --        0       0       0       0       0



* The Allstate Advisor Preferred Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series--Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006.The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR PREFERRED ANNUITY with No Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added prior to May 1, 2003, and the Earnings Protection
 Death Benefit Option (Age 71-79) or with the Enhanced Beneficiary Protection
   (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (Age 71-79)) or (with the MAV Death Benefit
Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual
 Increase) Option, added on or after May 1, 2003, and the Earnings Protection
                        Death Benefit Option (Age 0-70)

                           Mortality & Expense = 2.3



                                                                      For the Year Ending December 31
                                                              -----------------------------------------------
Sub-Accounts                                                   2002    2003    2004    2005    2006    2007
------------                                                  ------- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.207
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.207 $11.673
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.397
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.397 $10.991
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.427
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.427 $11.179
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.436
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.436 $11.302
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.289
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.289 $10.624
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.686
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.686 $11.551
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.757
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.757 $11.031
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $ 9.818
   Accumulation Unit Value, End of Period....................      --      --      --      -- $ 9.818 $11.040
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.832 $13.277 $14.320 $14.456 $16.459
   Accumulation Unit Value, End of Period.................... $10.832 $13.277 $14.320 $14.456 $16.459 $15.452
   Number of Units Outstanding, End of Period................       0       0       0       0      98       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.171 $11.069 $12.763
   Accumulation Unit Value, End of Period....................      --      -- $11.171 $11.069 $12.763 $12.911
   Number of Units Outstanding, End of Period................      --      --     949     949       0     634
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.501 $10.349 $11.192
   Accumulation Unit Value, End of Period....................      --      -- $10.501 $10.349 $11.192 $11.592
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $11.515 $15.411 $16.751 $17.118 $18.143
   Accumulation Unit Value, End of Period.................... $11.515 $15.411 $16.751 $17.118 $18.143 $19.678
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.206 $14.437 $17.421 $18.478 $21.079
   Accumulation Unit Value, End of Period.................... $11.206 $14.437 $17.421 $18.478 $21.079 $20.062
   Number of Units Outstanding, End of Period................       0      75      66      65       0      65
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.190 $10.176 $10.322
   Accumulation Unit Value, End of Period....................      --      -- $10.190 $10.176 $10.322 $10.728
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............      --      --      --      -- $10.000 $10.951
   Accumulation Unit Value, End of Period....................      --      --      --      -- $10.951 $11.942
   Number of Units Outstanding, End of Period................      --      --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.306 $12.577 $13.813 $14.892 $17.192
   Accumulation Unit Value, End of Period.................... $10.306 $12.577 $13.813 $14.892 $17.192 $17.345
   Number of Units Outstanding, End of Period................       0     170     168     162     204     152
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $11.214 $16.729 $20.344 $25.281 $31.578
   Accumulation Unit Value, End of Period.................... $11.214 $16.729 $20.344 $25.281 $31.578 $39.650
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.457 $13.482 $15.582 $16.740 $19.825
   Accumulation Unit Value, End of Period.................... $10.457 $13.482 $15.582 $16.740 $19.825 $22.317
   Number of Units Outstanding, End of Period................       0       0       0       0      95       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period............. $10.000 $10.702 $12.778 $14.296 $13.511 $14.859
   Accumulation Unit Value, End of Period.................... $10.702 $12.778 $14.296 $13.511 $14.859 $16.081
   Number of Units Outstanding, End of Period................       0       0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.887 $11.355 $12.694
   Accumulation Unit Value, End of Period....................      --      -- $10.887 $11.355 $12.694 $13.208
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.339 $10.214 $10.890
   Accumulation Unit Value, End of Period....................      --      -- $10.339 $10.214 $10.890 $11.274
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.871 $10.946 $12.518
   Accumulation Unit Value, End of Period....................      --      -- $10.871 $10.946 $12.518 $12.624
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.119 $11.344 $11.936
   Accumulation Unit Value, End of Period....................      --      -- $11.119 $11.344 $11.936 $14.114
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $11.102 $11.716 $12.823
   Accumulation Unit Value, End of Period....................      --      -- $11.102 $11.716 $12.823 $12.574
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period.............. $10.000 $10.678 $12.982 $13.899 $14.052 $15.190
   Accumulation Unit Value, End of Period.................... $10.678 $12.982 $13.899 $14.052 $15.190 $15.326
   Number of Units Outstanding, End of Period................       0       0     774     774     151     517
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      --      -- $10.000 $10.087 $10.066 $10.300
   Accumulation Unit Value, End of Period....................      --      -- $10.087 $10.066 $10.300 $10.453
   Number of Units Outstanding, End of Period................      --      --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............      -- $10.000 $12.222 $12.707 $12.994 $13.644
   Accumulation Unit Value, End of Period....................      -- $12.222 $12.707 $12.994 $13.644 $15.146
   Number of Units Outstanding, End of Period................      --       0     841     840       0     561

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.130 $14.112 $16.359 $18.196 $20.825
   Accumulation Unit Value, End of Period................. $10.130 $14.112 $16.359 $18.196 $20.825 $21.539
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.643 $12.847 $13.621 $13.549 $14.432
   Accumulation Unit Value, End of Period................. $10.643 $12.847 $13.621 $13.549 $14.432 $14.004
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.159 $12.526 $13.331 $13.746 $15.383
   Accumulation Unit Value, End of Period................. $10.159 $12.526 $13.331 $13.746 $15.383 $15.621
   Number of Units Outstanding, End of Period.............       0       0     809     808       0     540
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.336 $14.538 $16.895 $18.076 $20.211
   Accumulation Unit Value, End of Period................. $10.336 $14.538 $16.895 $18.076 $20.211 $19.431
   Number of Units Outstanding, End of Period.............       0     146     137     133      89     134
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.043 $12.284 $14.306 $15.623 $15.646
   Accumulation Unit Value, End of Period................. $10.043 $12.284 $14.306 $15.623 $15.646 $16.175
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.533 $12.033 $12.723 $12.715 $13.296
   Accumulation Unit Value, End of Period................. $10.533 $12.033 $12.723 $12.715 $13.296 $14.201
   Number of Units Outstanding, End of Period.............       0     260     268     281     163     283
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.370 $12.326 $13.114 $13.680 $15.055
   Accumulation Unit Value, End of Period................. $10.370 $12.326 $13.114 $13.680 $15.055 $15.110
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.779 $13.389 $14.506 $14.886 $16.826
   Accumulation Unit Value, End of Period................. $10.779 $13.389 $14.506 $14.886 $16.826 $15.414
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.707 $11.206 $11.705 $12.921 $12.952
   Accumulation Unit Value, End of Period................. $ 9.707 $11.206 $11.705 $12.921 $12.952 $12.552
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.722 $13.230 $14.261 $14.337 $15.453
   Accumulation Unit Value, End of Period................. $10.722 $13.230 $14.261 $14.337 $15.453 $15.487
   Number of Units Outstanding, End of Period.............       0      79      79      83       0      85
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.167 $10.353 $10.542 $10.523 $10.726
   Accumulation Unit Value, End of Period................. $10.167 $10.353 $10.542 $10.523 $10.726 $11.004
   Number of Units Outstanding, End of Period.............       0      98     106     113       0     122
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.586 $13.267 $15.032 $16.447 $20.484
   Accumulation Unit Value, End of Period................. $10.586 $13.267 $15.032 $16.447 $20.484 $21.643
   Number of Units Outstanding, End of Period.............       0     164     156     150       0     120
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.389 $12.880 $14.147 $15.010 $16.677
   Accumulation Unit Value, End of Period................. $10.389 $12.880 $14.147 $15.010 $16.677 $15.420
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.967 $ 9.768 $ 9.588 $ 9.586 $ 9.759
   Accumulation Unit Value, End of Period................. $ 9.967 $ 9.768 $ 9.588 $ 9.586 $ 9.759 $ 9.970
   Number of Units Outstanding, End of Period.............       0     104     116     122       0     134
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.361 $13.380 $14.392 $15.438 $16.344
   Accumulation Unit Value, End of Period................. $10.361 $13.380 $14.392 $15.438 $16.344 $16.849
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $11.185 $14.448 $16.262 $16.793 $18.999
   Accumulation Unit Value, End of Period................. $11.185 $14.448 $16.262 $16.793 $18.999 $17.617
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $10.624 $12.983 $13.617 $13.944 $15.136
   Accumulation Unit Value, End of Period................. $10.624 $12.983 $13.617 $13.944 $15.136 $14.840
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.496 $11.979 $12.640 $12.819 $13.991
   Accumulation Unit Value, End of Period................. $10.496 $11.979 $12.640 $12.819 $13.991 $13.771
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.450 $13.937 $16.525 $17.497 $21.675
   Accumulation Unit Value, End of Period................. $11.450 $13.937 $16.525 $17.497 $21.675 $25.347
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.354 $13.445 $15.550 $17.006 $17.488
   Accumulation Unit Value, End of Period................. $10.354 $13.445 $15.550 $17.006 $17.488 $17.700
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.091 $12.291 $12.589 $12.975 $13.340
   Accumulation Unit Value, End of Period................. $10.091 $12.291 $12.589 $12.975 $13.340 $13.724
   Number of Units Outstanding, End of Period.............       0     255     270     272       0     294
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $11.062 $11.986 $12.263
   Accumulation Unit Value, End of Period.................      --      -- $11.062 $11.986 $12.263 $14.061
   Number of Units Outstanding, End of Period.............      --      --     104     100       0      95
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.274 $11.446 $12.952
   Accumulation Unit Value, End of Period.................      --      -- $11.274 $11.446 $12.952 $12.334
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $10.634 $13.240 $14.733 $15.763 $17.828
   Accumulation Unit Value, End of Period................. $10.634 $13.240 $14.733 $15.763 $17.828 $17.820
   Number of Units Outstanding, End of Period.............       0     247     235     225       0     221
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period...........      -- $10.000 $10.000 $ 9.805 $ 9.793 $ 9.948
   Accumulation Unit Value, End of Period.................      -- $10.000 $ 9.805 $ 9.793 $ 9.948 $10.132
   Number of Units Outstanding, End of Period.............      --       0       0       0     131       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 9.394 $11.637 $12.116 $12.718 $12.727
   Accumulation Unit Value, End of Period................. $ 9.394 $11.637 $12.116 $12.718 $12.727 $14.474
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... $10.000 $11.040 $13.754 $14.764 $16.144 $17.444
   Accumulation Unit Value, End of Period................. $11.040 $13.754 $14.764 $16.144 $17.444 $18.095
   Number of Units Outstanding, End of Period.............       0       0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      -- $10.000 $10.900 $11.413 $12.530
   Accumulation Unit Value, End of Period.................      --      -- $10.900 $11.413 $12.530 $12.627
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.697 $12.071 $12.254
   Accumulation Unit Value, End of Period.................      --      -- $10.697 $12.071 $12.254 $14.565
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.......      --      -- $10.000 $10.672 $12.018 $12.166
   Accumulation Unit Value, End of Period.................      --      -- $10.672 $12.018 $12.166 $14.432
   Number of Units Outstanding, End of Period.............      --      --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $10.000 $10.996 $12.007 $14.228
   Accumulation Unit Value, End of Period.................      -- $10.000 $10.996 $12.007 $14.228 $15.228
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      --      --      --      -- $10.000 $ 9.772
   Accumulation Unit Value, End of Period.................      --      --      --      -- $ 9.772 $11.682
   Number of Units Outstanding, End of Period.............      --      --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..........      -- $10.000 $13.510 $15.670 $17.250 $18.813
   Accumulation Unit Value, End of Period.................      -- $13.510 $15.670 $17.250 $18.813 $18.885
   Number of Units Outstanding, End of Period.............      --       0       0       0       0       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.237 $12.307 $14.486
   Accumulation Unit Value, End of Period............      --      -- $11.237 $12.307 $14.486 $15.231
   Number of Units Outstanding, End of Period........      --      --       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period..      --      -- $10.000 $11.231 $12.282 $14.447
   Accumulation Unit Value, End of Period............      --      -- $11.231 $12.282 $14.447 $15.176
   Number of Units Outstanding, End of Period........      --      --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... $10.000 $10.682 $14.386 $19.088 $21.732 $29.176
   Accumulation Unit Value, End of Period............ $10.682 $14.386 $19.088 $21.732 $29.176 $23.532
   Number of Units Outstanding, End of Period........       0       0       0       0      92       0



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% as first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities
    - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series
    - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR PREFERRED ANNUITY with No Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* With MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
    Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 0-70) or With the MAV Death Benefit
  Option, added on or after May 1, 2003, the Enhanced Beneficiary Protection
    (Annual Increase) Option, added prior to May 1, 2003, and the Earnings
                               Protection Death
                          Benefit Option (age 71-79)

                          Mortality & Expense = 2.35



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.203
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.203 $11.663
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.394
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.394 $10.981
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.423
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.423 $11.169
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.432
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.432 $11.292
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.285
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.285 $10.615
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.683
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.683 $11.541
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.754
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.754 $11.022
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.814
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.814 $11.031
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.678 $13.283 $14.320 $14.448 $16.442
   Accumulation Unit Value, End of Period....................  --  $13.283 $14.320 $14.448 $16.442 $15.428
   Number of Units Outstanding, End of Period................  --    3,219   2,865       0   1,722   1,576
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.168 $11.059 $12.746
   Accumulation Unit Value, End of Period....................  --       -- $11.168 $11.059 $12.746 $12.887
   Number of Units Outstanding, End of Period................  --       --     587       0   2,347   2,347
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.500 $10.342 $11.179
   Accumulation Unit Value, End of Period....................  --       -- $10.500 $10.342 $11.179 $11.572
   Number of Units Outstanding, End of Period................  --       --       0       0   1,289   1,331
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.798 $15.418 $16.751 $17.108 $18.124
   Accumulation Unit Value, End of Period....................  --  $15.418 $16.751 $17.108 $18.124 $19.647
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.018 $14.444 $17.421 $18.468 $21.057
   Accumulation Unit Value, End of Period....................  --  $14.444 $17.421 $18.468 $21.057 $20.031
   Number of Units Outstanding, End of Period................  --      582     643      65     382     314
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.186 $10.167 $10.308
   Accumulation Unit Value, End of Period....................  --       -- $10.186 $10.167 $10.308 $10.708
   Number of Units Outstanding, End of Period................  --       --   1,218       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.947
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.947 $11.932
   Number of Units Outstanding, End of Period................  --       --      --      --   1,295   1,290
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.578 $12.584 $13.813 $14.884 $17.174
   Accumulation Unit Value, End of Period....................  --  $12.584 $13.813 $14.884 $17.174 $17.318
   Number of Units Outstanding, End of Period................  --    3,192   5,839     162   4,205   3,824
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.652 $16.738 $20.344 $25.267 $31.545
   Accumulation Unit Value, End of Period....................  --  $16.738 $20.344 $25.267 $31.545 $39.589
   Number of Units Outstanding, End of Period................  --      206     205       0     202     201
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.357 $13.488 $15.581 $16.731 $19.805
   Accumulation Unit Value, End of Period....................  --  $13.488 $15.581 $16.731 $19.805 $22.282
   Number of Units Outstanding, End of Period................  --        0     889       0   1,899   1,849
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.560 $12.784 $14.295 $13.504 $14.843
   Accumulation Unit Value, End of Period....................  --  $12.784 $14.295 $13.504 $14.843 $16.056
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.886 $11.347 $12.679
   Accumulation Unit Value, End of Period....................  --       -- $10.886 $11.347 $12.679 $13.186
   Number of Units Outstanding, End of Period................  --       --       0       0     399     397
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.338 $10.208 $10.877
   Accumulation Unit Value, End of Period....................  --       -- $10.338 $10.208 $10.877 $11.255
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.870 $10.939 $12.503
   Accumulation Unit Value, End of Period....................  --       -- $10.870 $10.939 $12.503 $12.603
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.117 $11.337 $11.922
   Accumulation Unit Value, End of Period....................  --       -- $11.117 $11.337 $11.922 $14.090
   Number of Units Outstanding, End of Period................  --       --       0       0     645     583
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.101 $11.709 $12.808
   Accumulation Unit Value, End of Period....................  --       -- $11.101 $11.709 $12.808 $12.554
   Number of Units Outstanding, End of Period................  --       --       0       0   1,179   1,179
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.082 $12.989 $13.899 $14.044 $15.175
   Accumulation Unit Value, End of Period....................  --  $12.989 $13.899 $14.044 $15.175 $15.302
   Number of Units Outstanding, End of Period................  --      561   1,306     774     833     834
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.086 $10.060 $10.288
   Accumulation Unit Value, End of Period....................  --       -- $10.086 $10.060 $10.288 $10.436
   Number of Units Outstanding, End of Period................  --       --       0       0   1,681   1,771
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.218 $12.696 $12.976 $13.619
   Accumulation Unit Value, End of Period....................  --  $12.218 $12.696 $12.976 $13.619 $15.110
   Number of Units Outstanding, End of Period................  --    2,929   3,435   3,456   1,786   1,445
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.059 $14.119 $16.359 $18.186 $20.803
   Accumulation Unit Value, End of Period....................  --  $14.119 $16.359 $18.186 $20.803 $21.505
   Number of Units Outstanding, End of Period................  --        0     143       0     122     116

Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.704 $12.853 $13.621 $13.542 $14.417
   Accumulation Unit Value, End of Period................. --  $12.853 $13.621 $13.542 $14.417 $13.983
   Number of Units Outstanding, End of Period............. --        0     624       0   1,158   1,171
Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.439 $12.532 $13.331 $13.739 $15.367
   Accumulation Unit Value, End of Period................. --  $12.532 $13.331 $13.739 $15.367 $15.596
   Number of Units Outstanding, End of Period............. --    7,888   7,986     808   2,257   1,957
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.689 $14.545 $16.894 $18.066 $20.190
   Accumulation Unit Value, End of Period................. --  $14.545 $16.894 $18.066 $20.190 $19.400
   Number of Units Outstanding, End of Period............. --      666     591     133     494     484
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.317 $12.290 $14.306 $15.614 $15.630
   Accumulation Unit Value, End of Period................. --  $12.290 $14.306 $15.614 $15.630 $16.150
   Number of Units Outstanding, End of Period............. --      213     372       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.221 $12.039 $12.723 $12.708 $13.282
   Accumulation Unit Value, End of Period................. --  $12.039 $12.723 $12.708 $13.282 $14.179
   Number of Units Outstanding, End of Period............. --    1,984   6,149     281   7,293   6,611
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.727 $12.332 $13.113 $13.672 $15.040
   Accumulation Unit Value, End of Period................. --  $12.332 $13.113 $13.672 $15.040 $15.086
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.968 $13.395 $14.506 $14.878 $16.808
   Accumulation Unit Value, End of Period................. --  $13.395 $14.506 $14.878 $16.808 $15.390
   Number of Units Outstanding, End of Period............. --    2,602   2,633       0   1,341   1,151
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.210 $11.211 $11.705 $12.914 $12.938
   Accumulation Unit Value, End of Period................. --  $11.211 $11.705 $12.914 $12.938 $12.532
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.838 $13.237 $14.261 $14.330 $15.437
   Accumulation Unit Value, End of Period................. --  $13.237 $14.261 $14.330 $15.437 $15.463
   Number of Units Outstanding, End of Period............. --    1,357   1,895      83   2,059   1,965
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.332 $10.358 $10.542 $10.518 $10.715
   Accumulation Unit Value, End of Period................. --  $10.358 $10.542 $10.518 $10.715 $10.986
   Number of Units Outstanding, End of Period............. --    8,042  10,448     113   2,478   2,300
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.551 $13.274 $15.032 $16.438 $20.463
   Accumulation Unit Value, End of Period................. --  $13.274 $15.032 $16.438 $20.463 $21.609
   Number of Units Outstanding, End of Period............. --    4,620   4,595     150     422     428
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.667 $12.886 $14.147 $15.002 $16.660
   Accumulation Unit Value, End of Period................. --  $12.886 $14.147 $15.002 $16.660 $15.396
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.914 $ 9.773 $ 9.587 $ 9.581 $ 9.749
   Accumulation Unit Value, End of Period................. --  $ 9.773 $ 9.587 $ 9.581 $ 9.749 $ 9.954
   Number of Units Outstanding, End of Period............. --    1,860       0     122     493     516
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.954 $13.387 $14.392 $15.430 $16.326
   Accumulation Unit Value, End of Period................. --  $13.387 $14.392 $15.430 $16.326 $16.823
   Number of Units Outstanding, End of Period............. --    2,289   2,504       0   1,677   1,354
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.295 $14.455 $16.262 $16.784 $18.979
   Accumulation Unit Value, End of Period................. --  $14.455 $16.262 $16.784 $18.979 $17.590
   Number of Units Outstanding, End of Period............. --        0   4,137       0   6,444   6,596
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.816 $12.989 $13.617 $13.937 $15.120
   Accumulation Unit Value, End of Period................. --  $12.989 $13.617 $13.937 $15.120 $14.817
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.657 $11.985 $12.639 $12.812 $13.976
   Accumulation Unit Value, End of Period................. --  $11.985 $12.639 $12.819 $13.976 $13.749
   Number of Units Outstanding, End of Period............. --    1,893   1,895       0     703     557
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.620 $13.943 $16.525 $17.487 $21.652
   Accumulation Unit Value, End of Period................. --  $13.943 $16.525 $17.487 $21.652 $25.308
   Number of Units Outstanding, End of Period............. --      187     162       0     132     101
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.773 $13.452 $15.550 $16.997 $17.470
   Accumulation Unit Value, End of Period................. --  $13.452 $15.550 $16.997 $17.470 $17.672
   Number of Units Outstanding, End of Period............. --    2,488   2,550       0   1,328   1,097
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.554 $12.297 $12.588 $12.968 $13.326
   Accumulation Unit Value, End of Period................. --  $12.297 $12.588 $12.968 $13.326 $13.703
   Number of Units Outstanding, End of Period............. --    3,209   3,565     272   3,136   2,746
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.058 $11.976 $12.247
   Accumulation Unit Value, End of Period................. --       -- $11.058 $11.976 $12.247 $14.035
   Number of Units Outstanding, End of Period............. --       --     724     699     726     523
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.270 $11.436 $12.935
   Accumulation Unit Value, End of Period................. --       -- $11.270 $11.436 $12.935 $12.311
   Number of Units Outstanding, End of Period............. --       --   1,782   1,782   1,072   1,068
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.754 $13.246 $14.733 $15.755 $17.809
   Accumulation Unit Value, End of Period................. --  $13.246 $14.733 $15.755 $17.809 $17.792
   Number of Units Outstanding, End of Period............. --    2,502   6,041     225   3,397   3,103
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.800 $ 9.783 $ 9.933
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.800 $ 9.783 $ 9.933 $10.111
   Number of Units Outstanding, End of Period............. --        0   9,153   9,587  10,693   9,998
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.906 $11.642 $12.116 $12.711 $12.714
   Accumulation Unit Value, End of Period................. --  $11.642 $12.116 $12.711 $12.714 $14.452
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.261 $13.761 $14.763 $16.136 $17.426
   Accumulation Unit Value, End of Period................. --  $13.761 $14.763 $16.136 $17.426 $18.067
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.896 $11.404 $12.513
   Accumulation Unit Value, End of Period................. --       -- $10.896 $11.404 $12.513 $12.603
   Number of Units Outstanding, End of Period............. --       --       0       0   1,087   1,083
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.694 $12.060 $12.237
   Accumulation Unit Value, End of Period................. --       -- $10.694 $12.060 $12.237 $14.537
   Number of Units Outstanding, End of Period............. --       --   8,172   7,238   1,415     939
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.668 $12.008 $12.150
   Accumulation Unit Value, End of Period................. --       -- $10.668 $12.008 $12.150 $14.404
   Number of Units Outstanding, End of Period............. --       --       0       0   1,810   1,810
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $10.990 $11.995 $14.206
   Accumulation Unit Value, End of Period................. --  $10.000 $10.990 $11.995 $14.206 $15.197
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.769
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.769 $11.672
   Number of Units Outstanding, End of Period............. --       --      --      --     885     792
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.506 $15.657 $17.227 $18.777
   Accumulation Unit Value, End of Period................. --  $13.506 $15.657 $17.227 $18.777 $18.840
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.233 $12.297 $14.466
   Accumulation Unit Value, End of Period............ --       -- $11.233 $12.297 $14.466 $15.202
   Number of Units Outstanding, End of Period........ --       --   3,569   3,378   1,753   1,480
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.227 $12.272 $14.428
   Accumulation Unit Value, End of Period............ --       -- $11.227 $12.272 $14.428 $15.148
   Number of Units Outstanding, End of Period........ --       --       0       0     266     271
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.354 $14.393 $19.087 $21.720 $29.145
   Accumulation Unit Value, End of Period............ --  $14.393 $19.087 $21.720 $29.145 $23.495
   Number of Units Outstanding, End of Period........ --        0   7,654       0   4,555   5,378



* The Allstate Advisor Preferred Contracts were first offered with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002. The MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% were first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

   ALLSTATE ADVISOR PREFERRED ANNUITY with No Withdrawal Charge Option - SAI
     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
    With MAV Death Benefit Option, added prior to May 1, 2003, the Enhanced Beneficiary Protection (Annual Increase) Option, added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

                          Mortality & Expense = 2.45



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                  2002  2003    2004    2005    2006    2007
------------                                                  ---- ------- ------- ------- ------- -------
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.196
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.196 $11.643
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2010 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.387
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.387 $10.962
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.416
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.416 $11.150
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.425
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.425 $11.273
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Freedom Income Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.278
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.278 $10.597
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Growth Stock Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.676
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.676 $11.521
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.746
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.746 $11.003
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $ 9.808
   Accumulation Unit Value, End of Period....................  --       --      --      -- $ 9.808 $11.012
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Franklin Growth and Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.669 $13.263 $14.284 $14.396 $16.366
   Accumulation Unit Value, End of Period....................  --  $13.263 $14.284 $14.396 $16.366 $15.341
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.160 $11.041 $12.711
   Accumulation Unit Value, End of Period....................  --       -- $11.160 $11.041 $12.711 $12.838
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Large Cap Growth Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.497 $10.329 $11.153
   Accumulation Unit Value, End of Period....................  --       -- $10.497 $10.329 $11.153 $11.534
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.788 $15.395 $16.708 $17.047 $18.041
   Accumulation Unit Value, End of Period....................  --  $15.395 $16.708 $17.047 $18.041 $19.537
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin Small Cap Value Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.008 $14.422 $17.376 $18.402 $20.960
   Accumulation Unit Value, End of Period....................  --  $14.422 $17.376 $18.402 $20.960 $19.918
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Franklin U.S. Government Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.179 $10.150 $10.279
   Accumulation Unit Value, End of Period....................  --       -- $10.179 $10.150 $10.279 $10.668
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
FTVIP Mutual Discovery Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --       --      --      -- $10.000 $10.940
   Accumulation Unit Value, End of Period....................  --       --      --      -- $10.940 $11.911
   Number of Units Outstanding, End of Period................  --       --      --      --       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.569 $12.564 $13.778 $14.831 $17.095
   Accumulation Unit Value, End of Period....................  --  $12.564 $13.778 $14.831 $17.095 $17.221
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Developing Markets Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $11.642 $16.712 $20.292 $25.177 $31.401
   Accumulation Unit Value, End of Period....................  --  $16.712 $20.292 $25.177 $31.401 $39.367
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period..............  --  $10.348 $13.468 $15.542 $16.672 $19.714
   Accumulation Unit Value, End of Period....................  --  $13.468 $15.542 $16.672 $19.714 $22.157
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
FTVIP Templeton Global Income Securities Fund - Class 2
(1) Accumulation Unit Value, Beginning of Period.............  --  $11.550 $12.764 $14.259 $13.456 $14.775
   Accumulation Unit Value, End of Period....................  --  $12.764 $14.259 $13.456 $14.775 $15.966
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Lord Abbett Series Fund - All Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.883 $11.333 $12.650
   Accumulation Unit Value, End of Period....................  --       -- $10.883 $11.333 $12.650 $13.142
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Bond-Debenture Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.335 $10.194 $10.852
   Accumulation Unit Value, End of Period....................  --       -- $10.335 $10.194 $10.852 $11.218
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth and Income Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.867 $10.925 $12.474
   Accumulation Unit Value, End of Period....................  --       -- $10.867 $10.925 $12.474 $12.561
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Growth Opportunities Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.115 $11.322 $11.895
   Accumulation Unit Value, End of Period....................  --       -- $11.115 $11.322 $11.895 $14.043
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Lord Abbett Series Fund - Mid-Cap Value Portfolio
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $11.098 $11.694 $12.779
   Accumulation Unit Value, End of Period....................  --       -- $11.089 $11.694 $12.779 $12.512
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Balanced Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.073 $12.969 $13.863 $13.994 $15.105
   Accumulation Unit Value, End of Period....................  --  $12.969 $13.863 $13.994 $15.105 $15.217
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Core Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --       -- $10.000 $10.083 $10.047 $10.265
   Accumulation Unit Value, End of Period....................  --       -- $10.083 $10.047 $10.265 $10.401
   Number of Units Outstanding, End of Period................  --       --       0       0       0       0
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.000 $12.210 $12.674 $12.941 $13.568
   Accumulation Unit Value, End of Period....................  --  $12.210 $12.674 $12.941 $13.568 $15.038
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $10.051 $14.098 $16.317 $18.121 $20.708
   Accumulation Unit Value, End of Period....................  --  $14.098 $16.317 $18.121 $20.708 $21.384
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0
Oppenheimer High Income Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period..............  --  $11.695 $12.834 $13.586 $13.494 $14.350
   Accumulation Unit Value, End of Period....................  --  $12.834 $13.586 $13.494 $14.350 $13.904
   Number of Units Outstanding, End of Period................  --        0       0       0       0       0

Oppenheimer Main Street Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.431 $12.513 $13.297 $13.690 $15.297
   Accumulation Unit Value, End of Period................. --  $12.513 $13.297 $13.690 $15.297 $15.509
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.680 $14.523 $16.852 $18.002 $20.097
   Accumulation Unit Value, End of Period................. --  $14.523 $16.852 $18.002 $20.097 $19.292
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $10.308 $12.271 $14.269 $15.559 $15.558
   Accumulation Unit Value, End of Period................. --  $12.271 $14.269 $15.559 $15.558 $16.060
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Oppenheimer Strategic Bond Fund/VA - Service Shares
   Accumulation Unit Value, Beginning of Period........... --  $11.212 $12.020 $12.690 $12.662 $13.221
   Accumulation Unit Value, End of Period................. --  $12.020 $12.690 $12.662 $13.221 $14.099
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.718 $12.313 $13.080 $13.624 $14.971
   Accumulation Unit Value, End of Period................. --  $12.313 $13.080 $13.624 $14.971 $15.002
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.958 $13.375 $14.469 $14.825 $16.731
   Accumulation Unit Value, End of Period................. --  $13.375 $14.469 $14.825 $16.731 $15.303
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.201 $11.194 $11.675 $12.868 $12.879
   Accumulation Unit Value, End of Period................. --  $11.194 $11.675 $12.868 $12.879 $12.462
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.828 $13.216 $14.224 $14.279 $15.366
   Accumulation Unit Value, End of Period................. --  $13.216 $14.224 $14.279 $15.366 $15.376
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.325 $10.342 $10.515 $10.480 $10.665
   Accumulation Unit Value, End of Period................. --  $10.342 $10.515 $10.480 $10.665 $10.925
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.542 $13.253 $14.993 $16.379 $20.369
   Accumulation Unit Value, End of Period................. --  $13.253 $14.993 $16.379 $20.369 $21.488
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.658 $12.867 $14.111 $14.949 $16.584
   Accumulation Unit Value, End of Period................. --  $12.867 $14.111 $14.949 $16.584 $15.309
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $ 9.906 $ 9.758 $ 9.563 $ 9.547 $ 9.704
   Accumulation Unit Value, End of Period................. --  $ 9.758 $ 9.563 $ 9.547 $ 9.704 $ 9.898
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.944 $13.366 $14.355 $15.375 $16.252
   Accumulation Unit Value, End of Period................. --  $13.366 $14.355 $15.375 $16.252 $16.728
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $11.285 $14.433 $16.221 $16.724 $18.892
   Accumulation Unit Value, End of Period................. --  $14.433 $16.221 $16.724 $18.892 $17.491
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Research Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $10.807 $12.969 $13.582 $13.887 $15.051
   Accumulation Unit Value, End of Period................. --  $12.969 $13.582 $13.887 $15.051 $14.733
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.649 $11.967 $12.607 $12.766 $13.912
   Accumulation Unit Value, End of Period................. --  $11.967 $12.607 $12.766 $13.912 $13.672
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
(2) Accumulation Unit Value, Beginning of Period.......... --  $11.610 $13.922 $16.483 $17.425 $21.553
   Accumulation Unit Value, End of Period................. --  $13.922 $16.483 $17.425 $21.553 $25.166
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.764 $13.431 $15.510 $16.936 $17.390
   Accumulation Unit Value, End of Period................. --  $13.431 $15.510 $16.936 $17.390 $17.573
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... --  $10.545 $12.279 $12.556 $12.922 $13.265
   Accumulation Unit Value, End of Period................. --  $12.279 $12.556 $12.922 $13.265 $13.626
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
(3) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $11.050 $11.955 $12.213
   Accumulation Unit Value, End of Period................. --       -- $11.050 $11.955 $12.213 $13.982
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --       -- $10.000 $11.262 $11.416 $12.899
   Accumulation Unit Value, End of Period................. --       -- $11.262 $11.416 $12.899 $12.265
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.745 $13.226 $14.695 $15.699 $17.727
   Accumulation Unit Value, End of Period................. --  $13.226 $14.695 $15.699 $17.727 $17.692
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Money Market Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $10.000 $10.000 $ 9.789 $ 9.763 $ 9.903
   Accumulation Unit Value, End of Period................. --  $10.000 $ 9.789 $ 9.763 $ 9.903 $10.069
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period........... --  $ 9.898 $11.625 $12.085 $12.666 $12.656
   Accumulation Unit Value, End of Period................. --  $11.625 $12.085 $12.666 $12.656 $14.370
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Emerging Markets Debt Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $12.251 $13.740 $14.726 $16.078 $17.346
   Accumulation Unit Value, End of Period................. --  $13.740 $14.726 $16.078 $17.346 $17.966
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Equity and Income Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       -- $10.000 $10.888 $11.384 $12.479
   Accumulation Unit Value, End of Period................. --       -- $10.888 $11.384 $12.479 $12.556
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.686 $12.040 $12.204
   Accumulation Unit Value, End of Period................. --       -- $10.686 $12.040 $12.204 $14.483
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $10.661 $11.987 $12.117
   Accumulation Unit Value, End of Period................. --       -- $10.661 $11.987 $12.117 $14.350
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0
Van Kampen UIF Global Franchise Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $10.000 $10.979 $11.970 $14.162
   Accumulation Unit Value, End of Period................. --  $10.000 $10.979 $11.970 $14.162 $15.135
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --       --      --      -- $10.000 $ 9.762
   Accumulation Unit Value, End of Period................. --       --      --      -- $ 9.762 $11.652
   Number of Units Outstanding, End of Period............. --       --      --      --       0       0
Van Kampen UIF Small Company Growth Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period.......... --  $10.000 $13.496 $15.630 $17.180 $18.707
   Accumulation Unit Value, End of Period................. --  $13.496 $15.630 $17.180 $18.707 $18.750
   Number of Units Outstanding, End of Period............. --        0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
(4)(5) Accumulation Unit Value, Beginning of Period....... --       -- $10.000 $11.226 $12.275 $14.426
   Accumulation Unit Value, End of Period................. --       -- $11.226 $12.275 $14.426 $15.145
   Number of Units Outstanding, End of Period............. --       --       0       0       0       0

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class II
(4)(5) Accumulation Unit Value, Beginning of Period.. --       -- $10.000 $11.219 $12.251 $14.388
   Accumulation Unit Value, End of Period............ --       -- $11.219 $12.251 $14.388 $15.091
   Number of Units Outstanding, End of Period........ --       --       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(4) Accumulation Unit Value, Beginning of Period..... --  $11.344 $14.371 $19.039 $21.643 $29.012
   Accumulation Unit Value, End of Period............ --  $14.371 $19.039 $21.643 $29.012 $23.363
   Number of Units Outstanding, End of Period........ --        0       0       0       0       0



* The Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% and the Earning Protection Death Benefit Option on October 14, 2002. The Enhanced Beneficiary Protection (Annual Increase) Option at 0.30% was first offered on May 1, 2003. All of the Variable Sub-Accounts shown above were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation and Van Kampen UIF Small Company Growth Variable Sub-Accounts which were first offered under the Contracts on May 1, 2003, and the Van Kampen LIT Money Market and Van Kampen UIF Global Franchise Variable Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities, FTVIP Franklin U.S. Government, Van Kampen LIT Aggressive Growth, Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen UIF Equity Growth, and Van Kampen UIF U.S. Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities - Class 2, Lord Abbett Series - All Value, Lord Abbett Series - Bond-Debenture, Lord Abbett Series - Growth and Income, Lord Abbett Series - Growth Opportunities, Lord Abbett Series - Mid-Cap Value and Oppenheimer Core Bond/VA - Service Shares which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund - Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 - Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 - Service Class 2 Sub-Account, Fidelity VIP Freedom Income - Service Class 2 Sub-Account, Fidelity VIP Growth Stock - Service Class 2 Sub-Account, Fidelity VIP Index 500 - Service Class 2 Sub-Account, Fidelity VIP Mid Cap - Service Class 2 Sub-Account, FTVIP Mutual Discovery Securities - Class 2 Sub-Account and Van Kampen UIF Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.19%.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth Securities - Class 2 Sub-Account and the FTVIP Templeton Global Income Securities - Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Health Sciences - Class IB Sub-Account, Putnam VT New Opportunities - Class IB Sub-Account, Putnam VT Research - Class IB Sub-Account and the Putnam VT Utilities Growth and Income - Class IB Sub-Accounts are no longer available for new investments. If you are currently invested in the Variable Sub-Accounts that invest in these Portfolios you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Van Kampen LIT Aggressive Growth Portfolio, Class II is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) The Variable Sub-accounts that invest in the Van Kampen UIF Equity Growth, Class II Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Variable Sub-Accounts that invest in the Van Kampen UIF Equity Growth, Class I Sub-Account and the Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account.

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS

Allstate Life Insurance Company

Statement of Additional Information dated May 1, 2008
P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Putnam Allstate Advisor

   .   Putnam Allstate Advisor Plus

   .   Putnam Allstate Advisor Preferred

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2008 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all four Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments                   2
The Contracts                                                          2
Calculation of Accumulation Unit Values                                3
Calculation of Variable Income Payments                                4
General Matters                                                        5
Experts                                                                6
Financial Statements                                                   6
Appendix A

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different underlying fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different underlying fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate

Distributors for the fiscal year ended December 31, 2007 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2006 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2005 was $0. The offering of the Contracts is continuous.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each

Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.

We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2007 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

                      APPENDIX A-ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts. Accumulation Unit Values and numbers of Accumulation Units outstanding are shown for each Variable Sub-Account since the Contracts were first offered. All of the Variable Sub-Accounts were first offered under the Contracts on April 30, 1999, except as follows: the Putnam VT American Government Income and Growth Opportunities Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Technology Sub-Account was first offered as of July 17, 2000, the Putnam Capital Appreciation and Discovery Growth Sub-Accounts were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities, Equity Income and Mid Cap Sub-Accounts were first offered as of May 1, 2003.

PUTNAM ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)


                                                                        For the Year Ending December 31
                                                             ------------------------------------------------------
Sub-Accounts                                                    1999       2000       2001       2002       2003
------------                                                 ---------- ---------- ---------- ---------- ----------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............        N/A $   10.000 $   11.100 $   11.661 $   12.517
   Accumulation Unit Value, End of Period...................        N/A $   11.100 $   11.661 $   12.517 $   12.534
   Number of Units Outstanding, End of Period...............        N/A     67,086    545,358  1,246,559  1,021,120
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............        N/A $   10.000 $    9.128 $    7.748 $    5.932
   Accumulation Unit Value, End of Period...................        N/A $    9.128 $    7.748 $    5.932 $    7.299
   Number of Units Outstanding, End of Period...............        N/A     25,640    147,254    291,171    322,029
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............        N/A        N/A        N/A        N/A $   10.000
   Accumulation Unit Value, End of Period...................        N/A        N/A        N/A        N/A $   12.919
   Number of Units Outstanding, End of Period...............        N/A        N/A        N/A        N/A     20,420
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............        N/A $   10.000 $    7.310 $    4.988 $    3.464
   Accumulation Unit Value, End of Period...................        N/A $    7.310 $    4.988 $    3.464 $    4.508
   Number of Units Outstanding, End of Period...............        N/A     43,110    241,675    705,789    762,703
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $    9.856 $    9.702 $    9.902 $   10.339
   Accumulation Unit Value, End of Period................... $    9.856 $    9.702 $    9.902 $   10.339 $   12.239
   Number of Units Outstanding, End of Period...............    408,577    960,138  1,166,848  1,243,664  1,171,279
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............        N/A        N/A        N/A        N/A $   10.000
   Accumulation Unit Value, End of Period...................        N/A        N/A        N/A        N/A $   12.037
   Number of Units Outstanding, End of Period...............        N/A        N/A        N/A        N/A     96,591
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $    9.290 $   10.041 $    9.945 $    8.948
   Accumulation Unit Value, End of Period................... $    9.290 $   10.041 $    9.945 $    8.948 $   10.326
   Number of Units Outstanding, End of Period...............    487,965  1,158,069  1,814,381  2,264,489  2,284,482
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   10.687 $   10.025 $    9.043 $    7.800
   Accumulation Unit Value, End of Period................... $   10.687 $   10.025 $    9.043 $    7.800 $    9.374
   Number of Units Outstanding, End of Period...............     44,565    160,395    223,097    309,529    298,541
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   15.649 $   10.840 $    7.506 $    5.744
   Accumulation Unit Value, End of Period................... $   15.649 $   10.840 $    7.506 $    5.744 $    7.319
   Number of Units Outstanding, End of Period...............    274,617  1,013,826  1,431,929  1,448,984  1,363,310
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $    9.162 $    9.751 $    8.999 $    7.188
   Accumulation Unit Value, End of Period................... $    9.162 $    9.751 $    8.999 $    7.188 $    9.028
   Number of Units Outstanding, End of Period...............  3,225,308  7,073,174  9,530,034  9,845,294  9,388,575
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............        N/A $   10.000 $    7.424 $    4.970 $    3.455
   Accumulation Unit Value, End of Period...................        N/A $    7.424 $    4.970 $    3.455 $    4.192
   Number of Units Outstanding, End of Period...............        N/A    431,626    855,862    932,040     45,531
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   10.586 $   14.509 $   11.479 $    9.015
   Accumulation Unit Value, End of Period................... $   10.586 $   14.509 $   11.479 $    9.015 $   10.524
   Number of Units Outstanding, End of Period...............    293,891    960,998  1,399,881  1,384,015  1,243,471
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $    9.924 $    8.953 $    9.149 $    8.956
   Accumulation Unit Value, End of Period................... $    9.924 $    8.953 $    9.149 $    8.956 $   11.174
   Number of Units Outstanding, End of Period...............    223,608    505,686    771,655    984,194  1,106,312
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $    9.704 $   10.315 $   10.911 $   11.607
   Accumulation Unit Value, End of Period................... $    9.704 $   10.315 $   10.911 $   11.607 $   11.951
   Number of Units Outstanding, End of Period...............    271,083    648,170  1,811,443  2,454,315  2,280,940
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   14.412 $   12.852 $   10.059 $    8.166
   Accumulation Unit Value, End of Period................... $   14.412 $   12.852 $   10.059 $    8.166 $   10.349
   Number of Units Outstanding, End of Period...............    429,465  1,472,538  2,065,505  2,256,678  2,123,631
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   10.957 $   10.948 $    8.548 $    7.268
   Accumulation Unit Value, End of Period................... $   10.957 $   10.948 $    8.548 $    7.268 $    9.878
   Number of Units Outstanding, End of Period...............    136,651    463,946    619,238    654,974    600,031
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   18.116 $   10.956 $    7.704 $    6.561
   Accumulation Unit Value, End of Period................... $   18.116 $   10.956 $    7.704 $    6.561 $    8.617
   Number of Units Outstanding, End of Period...............    133,941    621,327    730,266    718,444    704,350
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   12.155 $    9.752 $    7.232 $    5.429
   Accumulation Unit Value, End of Period................... $   12.155 $    9.752 $    7.232 $    5.429 $    6.805
   Number of Units Outstanding, End of Period...............  1,309,524  3,487,766  4,531,677  4,272,950  3,939,536
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............        N/A        N/A        N/A        N/A $   10.000
   Accumulation Unit Value, End of Period...................        N/A        N/A        N/A        N/A $   12.788
   Number of Units Outstanding, End of Period...............        N/A        N/A        N/A        N/A     36,343
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   10.221 $   10.666 $   10.912 $   10.887
   Accumulation Unit Value, End of Period................... $   10.221 $   10.666 $   10.912 $   10.887 $   10.789
   Number of Units Outstanding, End of Period...............    386,731    698,651  1,736,764  1,454,437  1,108,240
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   15.676 $   11.407 $    7.857 $    5.383
   Accumulation Unit Value, End of Period................... $   15.676 $   11.407 $    7.857 $    5.383 $    7.029
   Number of Units Outstanding, End of Period...............    730,176  2,476,574  3,071,223  2,913,131  2,697,958
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $    8.786 $   10.602 $   10.800 $    8.987
   Accumulation Unit Value, End of Period................... $    8.786 $   10.602 $   10.800 $    8.987 $   11.739
   Number of Units Outstanding, End of Period...............    137,044    383,895  1,056,270  1,273,094  1,308,533
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   19.817 $    9.556 $    5.116 $    3.419
   Accumulation Unit Value, End of Period................... $   19.817 $    9.556 $    5.116 $    3.419 $    4.575
   Number of Units Outstanding, End of Period...............    181,669  1,187,439  1,609,323  1,578,374  1,541,075
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   11.586 $   11.198 $    8.961 $    6.873
   Accumulation Unit Value, End of Period................... $   11.586 $   11.198 $    8.961 $    6.873 $    8.494
   Number of Units Outstanding, End of Period...............    369,070  1,043,092  1,713,705  2,014,780  1,891,219
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   10.291 $   12.628 $   14.708 $   11.852
   Accumulation Unit Value, End of Period................... $   10.291 $   12.628 $   14.708 $   11.852 $   17.488
   Number of Units Outstanding, End of Period...............    140,296    364,310    749,880  1,066,526    968,407
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $    9.976 $   11.560 $    8.854 $    6.627
   Accumulation Unit Value, End of Period................... $    9.976 $   11.560 $    8.854 $    6.627 $    8.156
   Number of Units Outstanding, End of Period...............    153,652    410,920    724,095    660,850    625,397
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   14.074 $   13.310 $    8.726 $    5.971
   Accumulation Unit Value, End of Period................... $   14.074 $   13.310 $    8.726 $    5.971 $    7.840
   Number of Units Outstanding, End of Period...............    202,009    990,942  1,555,754  1,545,783  1,538,521
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $   10.000 $   14.311 $   11.778 $    9.010 $    6.527
   Accumulation Unit Value, End of Period................... $   14.311 $   11.778 $    9.010 $    6.527 $    8.038
   Number of Units Outstanding, End of Period...............  1,752,111  4,697,679  5,836,744  5,964,030  5,806,389

                                                                For the Year Ending December 31
                                                          -------------------------------------------
Sub-Accounts                                                 2004       2005       2006       2007
------------                                              ---------- ---------- ---------- ----------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   12.534 $   12.687 $   12.679 $   12.905
   Accumulation Unit Value, End of Period................ $   12.687 $   12.679 $   12.905 $   13.787
   Number of Units Outstanding, End of Period............    800,505    746,275    731,997    662,616
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    7.299 $    8.255 $    8.781 $    9.725
   Accumulation Unit Value, End of Period................ $    8.255 $    8.781 $    9.725 $    8.922
   Number of Units Outstanding, End of Period............    308,910    321,258    306,463    269,359
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   12.919 $   15.047 $   16.344 $   18.568
   Accumulation Unit Value, End of Period................ $   15.047 $   16.344 $   18.568 $   16.558
   Number of Units Outstanding, End of Period............     41,216     65,113     68,646     87,812
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    4.508 $    4.782 $    5.056 $    5.538
   Accumulation Unit Value, End of Period................ $    4.782 $    5.056 $    5.538 $    6.023
   Number of Units Outstanding, End of Period............    730,582    596,170    532,806    460,424
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   12.239 $   13.178 $   13.390 $   14.034
   Accumulation Unit Value, End of Period................ $   13.178 $   13.390 $   14.034 $   14.408
   Number of Units Outstanding, End of Period............  1,100,038  1,030,397    946,956    747,462
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   12.037 $   13.271 $   13.806 $   16.179
   Accumulation Unit Value, End of Period................ $   13.271 $   13.806 $   16.179 $   16.459
   Number of Units Outstanding, End of Period............    253,970    310,858    323,901    324,966
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   10.326 $   11.018 $   11.298 $   12.469
   Accumulation Unit Value, End of Period................ $   11.018 $   11.298 $   12.469 $   12.410
   Number of Units Outstanding, End of Period............  2,067,969  1,870,739  1,604,374  1,260,998
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    9.374 $   10.085 $   10.638 $   11.838
   Accumulation Unit Value, End of Period................ $   10.085 $   10.638 $   11.838 $   12.014
   Number of Units Outstanding, End of Period............    292,344    299,982    332,571    326,416
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    7.319 $    8.203 $    8.799 $   10.691
   Accumulation Unit Value, End of Period................ $    8.203 $    8.799 $   10.691 $   11.491
   Number of Units Outstanding, End of Period............  1,214,915  1,069,065    978,445    865,670
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    9.028 $    9.891 $   10.263 $   11.730
   Accumulation Unit Value, End of Period................ $    9.891 $   10.263 $   11.730 $   10.866
   Number of Units Outstanding, End of Period............  8,631,919  7,726,242  6,541,834  5,279,523
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    4.192 $    4.206 $    4.317 $    4.621
   Accumulation Unit Value, End of Period................ $    4.206 $    4.317 $    4.621 $    4.802
   Number of Units Outstanding, End of Period............    863,324    772,359    690,634    586,549
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   10.524 $   11.116 $   12.407 $   12.576
   Accumulation Unit Value, End of Period................ $   11.116 $   12.407 $   12.576 $   12.324
   Number of Units Outstanding, End of Period............  1,140,514  1,064,361    934,825    702,313
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   11.174 $   12.179 $   12.381 $   13.493
   Accumulation Unit Value, End of Period................ $   12.179 $   12.381 $   13.493 $   13.674
   Number of Units Outstanding, End of Period............    989,163    835,424    685,543    548,057
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   11.951 $   12.306 $   12.421 $   12.801
   Accumulation Unit Value, End of Period................ $   12.306 $   12.421 $   12.801 $   13.280
   Number of Units Outstanding, End of Period............  2,096,369  1,894,762  1,650,827  1,441,447
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   10.349 $   11.856 $   13.117 $   16.519
   Accumulation Unit Value, End of Period................ $   11.856 $   13.117 $   16.519 $   17.649
   Number of Units Outstanding, End of Period............  1,968,395  1,817,743  1,589,059  1,297,797
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    9.878 $   11.783 $   13.257 $   16.631
   Accumulation Unit Value, End of Period................ $   11.783 $   13.257 $   16.631 $   17.546
   Number of Units Outstanding, End of Period............    698,621    711,977    741,586    618,356
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    8.617 $    9.631 $   11.240 $   13.979
   Accumulation Unit Value, End of Period................ $    9.631 $   11.240 $   13.979 $   15.604
   Number of Units Outstanding, End of Period............    678,935    700,405    676,169    575,797
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    6.805 $    7.558 $    8.109 $    9.110
   Accumulation Unit Value, End of Period................ $    7.558 $    8.109 $    9.110 $    8.518
   Number of Units Outstanding, End of Period............  3,555,395  3,176,976  2,783,426  2,269,132
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   12.788 $   14.557 $   16.139 $   18.311
   Accumulation Unit Value, End of Period................ $   14.557 $   16.139 $   18.311 $   18.359
   Number of Units Outstanding, End of Period............     94,225    156,676    169,273    136,221
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   10.789 $   10.708 $   10.826 $   11.144
   Accumulation Unit Value, End of Period................ $   10.708 $   18.826 $   11.144 $   11.512
   Number of Units Outstanding, End of Period............    721,523    549,700    613,196    622,474
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    7.029 $    7.645 $    8.292 $    8.877
   Accumulation Unit Value, End of Period................ $    7.645 $    8.292 $    8.877 $    9.254
   Number of Units Outstanding, End of Period............  2,412,584  2,155,060  1,859,625  1,497,985
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   11.739 $   13.361 $   13.950 $   15.959
   Accumulation Unit Value, End of Period................ $   13.361 $   13.950 $   15.959 $   14.965
   Number of Units Outstanding, End of Period............  1,331,832  1,280,368  1,145,818    940,452
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    4.575 $    4.896 $    5.207 $    5.771
   Accumulation Unit Value, End of Period................ $    4.896 $    5.207 $    5.771 $    6.412
   Number of Units Outstanding, End of Period............  1,419,009  1,251,250  1,118,305    999,565
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    8.494 $    9.008 $    9.327 $   10.237
   Accumulation Unit Value, End of Period................ $    9.008 $    9.327 $   10.237 $   10.150
   Number of Units Outstanding, End of Period............  1,682,537  1,534,506  1,281,249  1,046,198
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   17.488 $   21.764 $   22.969 $   26.565
   Accumulation Unit Value, End of Period................ $   21.764 $   22.969 $   26.565 $   22.860
   Number of Units Outstanding, End of Period............    860,790    788,814    666,605    524,794
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    8.156 $    9.779 $   10.469 $   13.114
   Accumulation Unit Value, End of Period................ $    9.779 $   10.469 $   13.114 $   15.508
   Number of Units Outstanding, End of Period............    583,250    574,863    507,164    429,408
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    7.840 $    9.169 $   10.139 $   10.543
   Accumulation Unit Value, End of Period................ $    9.169 $   10.139 $   10.543 $   10.790
   Number of Units Outstanding, End of Period............  1,395,130  1,272,402  1,085,378    818,108
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    8.038 $    8.325 $    8.676 $    9.020
   Accumulation Unit Value, End of Period................ $    8.325 $    8.676 $    9.020 $    9.384
   Number of Units Outstanding, End of Period............  5,209,036  4,493,399  3,665,401  2,922,787



* The Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Contracts as of April 30, 1999, except as follows: the Putnam VT American Government Income and Growth Opportunities Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Technology Sub-Account was first offered as of July 17, 2000, the Putnam VT Capital Appreciation and Discovery Growth Sub-Accounts were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40%.

PUTNAM ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION* (WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (AGE 65 OR YOUNGER)


                                                                For the Year Ending December 31
                                                          --------------------------------------------
Sub-Accounts                                                2001     2002     2003     2004     2005
------------                                              -------- -------- -------- -------- --------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  6.410 $  6.877 $  6.883 $  6.963
   Accumulation Unit Value, End of Period................ $  6.410 $  6.877 $  6.883 $  6.963 $  6.955
   Number of Units Outstanding, End of Period............   71,467  292,460  259,580  219,045  194,932
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.752 $  5.932 $  7.296 $  8.247
   Accumulation Unit Value, End of Period................ $  7.752 $  5.932 $  7.296 $  8.247 $  8.768
   Number of Units Outstanding, End of Period............   25,282   42,412   37,413   36,044   29,848
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A      N/A $ 10.000 $ 12.915 $ 15.034
   Accumulation Unit Value, End of Period................      N/A      N/A $ 12.915 $ 15.034 $ 16.322
   Number of Units Outstanding, End of Period............      N/A      N/A      980    1,806    4,229
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  4.991 $  3.464 $  4.506 $  4.777
   Accumulation Unit Value, End of Period................ $  4.991 $  3.464 $  4.506 $  4.777 $  5.049
   Number of Units Outstanding, End of Period............   14,873  110,635   97,067   96,153   71,227
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.928 $ 10.362 $ 12.260 $ 13.194
   Accumulation Unit Value, End of Period................ $  9.928 $ 10.362 $ 12.260 $ 13.194 $ 13.399
   Number of Units Outstanding, End of Period............   17,897   37,038   58,057   42,391   39,754
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A      N/A $ 10.000 $ 12.033 $ 13.260
   Accumulation Unit Value, End of Period................      N/A      N/A $ 12.033 $ 13.260 $ 13.787
   Number of Units Outstanding, End of Period............      N/A      N/A   11,721   25,857   39,894
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.972 $  8.968 $ 10.344 $ 11.031
   Accumulation Unit Value, End of Period................ $  9.972 $  8.968 $ 10.344 $ 11.031 $ 11.306
   Number of Units Outstanding, End of Period............   38,848  110,078  172,602  197,528  202,640
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.067 $  7.817 $  9.390 $ 10.097
   Accumulation Unit Value, End of Period................ $  9.067 $  7.817 $  9.390 $ 10.097 $ 10.645
   Number of Units Outstanding, End of Period............   12,674   18,914   23,928   26,244   47,667
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.527 $  5.756 $  7.331 $  8.213
   Accumulation Unit Value, End of Period................ $  7.527 $  5.756 $  7.331 $  8.213 $  8.805
   Number of Units Outstanding, End of Period............   44,241   80,208   90,529   93,757   86,999
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.023 $  7.204 $  9.044 $  9.903
   Accumulation Unit Value, End of Period................ $  9.023 $  7.204 $  9.044 $  9.903 $ 10.270
   Number of Units Outstanding, End of Period............  394,607  668,993  670,055  605,453  497,059
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  4.978 $  3.459 $  4.195 $  4.206
   Accumulation Unit Value, End of Period................ $  4.978 $  3.459 $  4.195 $  4.206 $  4.315
   Number of Units Outstanding, End of Period............   35,084   80,490   83,694  116,632  100,640
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 11.510 $  9.035 $ 10.542 $ 11.129
   Accumulation Unit Value, End of Period................ $ 11.510 $  9.035 $ 10.542 $ 11.129 $ 12.416
   Number of Units Outstanding, End of Period............   39,706   66,809   64,051   61,510   49,618
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.174 $  8.975 $ 11.193 $ 12.193
   Accumulation Unit Value, End of Period................ $  9.174 $  8.975 $ 11.193 $ 12.193 $ 12.389
   Number of Units Outstanding, End of Period............   12,541   36,749   62,153   61,630   52,976
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.941 $ 11.633 $ 11.971 $ 12.321
   Accumulation Unit Value, End of Period................ $ 10.941 $ 11.633 $ 11.971 $ 12.321 $ 12.429
   Number of Units Outstanding, End of Period............  107,691  212,377  221,236  202,838  176,154
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.087 $  8.184 $ 10.366 $ 11.870
   Accumulation Unit Value, End of Period................ $ 10.087 $  8.184 $ 10.366 $ 11.870 $ 13.126
   Number of Units Outstanding, End of Period............   90,053  204,811      181  174,048  148,516
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.571 $  7.284 $  9.895 $ 11.797
   Accumulation Unit Value, End of Period................ $  8.571 $  7.284 $  9.895 $ 11.797 $ 13.266
   Number of Units Outstanding, End of Period............   13,201   43,240   36,631   34,920   60,526
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.725 $  6.575 $  8.632 $  9.642
   Accumulation Unit Value, End of Period................ $  7.725 $  6.575 $  8.632 $  9.642 $ 11.248
   Number of Units Outstanding, End of Period............   12,893   25,329   26,859   30,862   32,194
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.252 $  5.441 $  6.817 $  7.567
   Accumulation Unit Value, End of Period................ $  7.252 $  5.441 $  6.817 $  7.567 $  8.115
   Number of Units Outstanding, End of Period............  141,430  229,074  210,629  199,824  186,540
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A      N/A $ 10.000 $ 12.784 $ 14.544
   Accumulation Unit Value, End of Period................      N/A      N/A $ 12.784 $ 14.544 $ 16.177
   Number of Units Outstanding, End of Period............      N/A      N/A    3,317    4,243   24,730
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.941 $ 10.911 $ 10.807 $ 10.721
   Accumulation Unit Value, End of Period................ $ 10.941 $ 10.911 $ 10.807 $ 10.721 $ 10.833
   Number of Units Outstanding, End of Period............   88,672  146,090   37,399   43,069   38,034
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.878 $  5.395 $  7.041 $  7.654
   Accumulation Unit Value, End of Period................ $  7.878 $  5.395 $  7.041 $  7.654 $  8.298
   Number of Units Outstanding, End of Period............   88,262  174,917  178,066  149,156  127,151
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.829 $  9.007 $ 11.759 $ 13.376
   Accumulation Unit Value, End of Period................ $ 10.829 $  9.007 $ 11.759 $ 13.376 $ 13.960
   Number of Units Outstanding, End of Period............   60,068  126,282  125,055  133,373  132,984
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  5.130 $  3.427 $  4.583 $  4.902
   Accumulation Unit Value, End of Period................ $  5.130 $  3.427 $  4.583 $  4.902 $  5.211
   Number of Units Outstanding, End of Period............   54,129  102,887   92,689   71,632   49,594
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.895 $  6.889 $  8.508 $  9.019
   Accumulation Unit Value, End of Period................ $  8.985 $  6.889 $  8.508 $  9.019 $  9.334
   Number of Units Outstanding, End of Period............  102,915  188,234  184,497  174,065  159,339
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 14.748 $ 11.878 $ 17.518 $ 21.790
   Accumulation Unit Value, End of Period................ $ 14.748 $ 11.878 $ 17.518 $ 21.790 $ 22.985
   Number of Units Outstanding, End of Period............   38,536   90,963   94,706   94,273   78,226
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.877 $  6.641 $  8.170 $  9.791
   Accumulation Unit Value, End of Period................ $  8.877 $  6.641 $  8.170 $  9.791 $ 10.476
   Number of Units Outstanding, End of Period............   29,134   51,955   60,513   72,550   60,631
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.750 $  5.984 $  7.853 $  9.180
   Accumulation Unit Value, End of Period................ $  8.750 $  5.984 $  7.853 $  9.180 $ 10.146
   Number of Units Outstanding, End of Period............   37,145   79,201   96,540   93,254   59,494
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.034 $  6.541 $  8.052 $  8.335
   Accumulation Unit Value, End of Period................ $  9.034 $  6.541 $  8.052 $  8.335 $  8.682
   Number of Units Outstanding, End of Period............  170,118  353,615  388,245  359,475  299,609

                    PUTNAM ALLSTATE ADVISOR CONTRACTS - SAI
   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                  EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
     WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)
                          Mortality & Expense = 1.45



                                                          For the Year Ending December 31
                                                          -------------------------------
Sub-Accounts                                                2006            2007
------------                                                 --------        --------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  6.955        $  7.076
   Accumulation Unit Value, End of Period................ $  7.076        $  7.556
   Number of Units Outstanding, End of Period............  126,629         114,437
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.768        $  9.706
   Accumulation Unit Value, End of Period................ $  9.706        $  8.900
   Number of Units Outstanding, End of Period............   22,307          20,709
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 16.322        $ 18.533
   Accumulation Unit Value, End of Period................ $ 18.533        $ 16.519
   Number of Units Outstanding, End of Period............    2,635           3,429
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  5.049        $  5.527
   Accumulation Unit Value, End of Period................ $  5.527        $  6.008
   Number of Units Outstanding, End of Period............   47,987          49,803
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.399        $ 14.037
   Accumulation Unit Value, End of Period................ $ 14.037        $ 14.403
   Number of Units Outstanding, End of Period............   49,835          56,195
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.787        $ 16.149
   Accumulation Unit Value, End of Period................ $ 16.149        $ 16.421
   Number of Units Outstanding, End of Period............   42,374          42,803
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 11.306        $ 12.471
   Accumulation Unit Value, End of Period................ $ 12.471        $ 12.406
   Number of Units Outstanding, End of Period............  193,000         175,796
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.645        $ 11.840
   Accumulation Unit Value, End of Period................ $ 11.840        $ 12.010
   Number of Units Outstanding, End of Period............   49,740          45,616
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.805        $ 10.693
   Accumulation Unit Value, End of Period................ $ 10.693        $ 11.488
   Number of Units Outstanding, End of Period............   79,836          74,067
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.270        $ 11.732
   Accumulation Unit Value, End of Period................ $ 11.732        $ 10.863
   Number of Units Outstanding, End of Period............  456,775         382,197
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  4.315        $  4.617
   Accumulation Unit Value, End of Period................ $  4.617        $  4.795
   Number of Units Outstanding, End of Period............   85,504          80,134
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 12.416        $ 12.578
   Accumulation Unit Value, End of Period................ $ 12.578        $ 12.320
   Number of Units Outstanding, End of Period............   39,780          30,537
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 12.389        $ 13.495
   Accumulation Unit Value, End of Period................ $ 13.495        $ 13.670
   Number of Units Outstanding, End of Period............   43,868          30,965
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 12.429        $ 12.803
   Accumulation Unit Value, End of Period................ $ 12.803        $ 13.276
   Number of Units Outstanding, End of Period............  171,687         172,184
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.126        $ 16.522
   Accumulation Unit Value, End of Period................ $ 16.522        $ 17.643
   Number of Units Outstanding, End of Period............  135,486         123,991
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.266        $ 16.634
   Accumulation Unit Value, End of Period................ $ 16.634        $ 17.540
   Number of Units Outstanding, End of Period............   59,780          58,397
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 11.248        $ 13.982
   Accumulation Unit Value, End of Period................ $ 13.982        $ 15.598
   Number of Units Outstanding, End of Period............   26,417          27,470
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.115        $  9.112
   Accumulation Unit Value, End of Period................ $  9.112        $  8.515
   Number of Units Outstanding, End of Period............  180,779         147,882
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 16.117        $ 18.277
   Accumulation Unit Value, End of Period................ $ 18.277        $ 18.315
   Number of Units Outstanding, End of Period............   26,601          20,915
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.833        $ 11.146
   Accumulation Unit Value, End of Period................ $ 11.146        $ 11.508
   Number of Units Outstanding, End of Period............   37,405          61,454
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.298        $  8.878
   Accumulation Unit Value, End of Period................ $  8.878        $  9.251
   Number of Units Outstanding, End of Period............  103,366          81,363
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.960        $ 15.961
   Accumulation Unit Value, End of Period................ $ 15.961        $ 14.960
   Number of Units Outstanding, End of Period............  125,625         100,469
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  5.211        $  5.772
   Accumulation Unit Value, End of Period................ $  5.772        $  6.410
   Number of Units Outstanding, End of Period............   34,294          26,883
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  9.334        $ 10.239
   Accumulation Unit Value, End of Period................ $ 10.239        $ 10.146
   Number of Units Outstanding, End of Period............  128,882         117,428
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 22.985        $ 26.570
   Accumulation Unit Value, End of Period................ $ 26.570        $ 22.852
   Number of Units Outstanding, End of Period............   66,557          47,314
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.476        $ 13.116
   Accumulation Unit Value, End of Period................ $ 13.116        $ 15.503
   Number of Units Outstanding, End of Period............   57,303          45,565
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.146        $ 10.544
   Accumulation Unit Value, End of Period................ $ 10.544        $ 10.786
   Number of Units Outstanding, End of Period............   62,000          49,980
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.682        $  9.021
   Accumulation Unit Value, End of Period................ $  9.021        $  9.380
   Number of Units Outstanding, End of Period............  254,985         210,752



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45%.

PUTNAM ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION* (WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (AGES 66-75)


                                                                For the Year Ending December 31
                                                          --------------------------------------------
Sub-Accounts                                                2001     2002     2003     2004     2005
------------                                              -------- -------- -------- -------- --------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  6.403 $  6.859 $  6.855 $  6.924
   Accumulation Unit Value, End of Period................ $  6.403 $  6.859 $  6.855 $  6.924 $  6.906
   Number of Units Outstanding, End of Period............   34,248   81,001   77,353   73,884   62,969
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.744 $  5.917 $  7.266 $  8.201
   Accumulation Unit Value, End of Period................ $  7.744 $  5.917 $  7.266 $  8.201 $  8.706
   Number of Units Outstanding, End of Period............    4,196    6,780    7,814    6,974    6,812
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A      N/A $ 10.000 $ 12.902 $ 14.996
   Accumulation Unit Value, End of Period................      N/A      N/A $ 12.902 $ 14.996 $ 16.256
   Number of Units Outstanding, End of Period............      N/A      N/A        0        0        0
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  4.986 $  3.455 $  4.488 $  4.750
   Accumulation Unit Value, End of Period................ $  4.986 $  3.455 $  4.488 $  4.750 $  5.013
   Number of Units Outstanding, End of Period............    4,419    6,217    5,391    5,068    2,302
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.918 $ 10.336 $ 12.210 $ 13.120
   Accumulation Unit Value, End of Period................ $  9.918 $ 10.336 $ 12.210 $ 13.120 $ 13.304
   Number of Units Outstanding, End of Period............   16,310   33,444   33,715   27,397   31,071
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A      N/A $ 10.000 $ 12.020 $ 13.226
   Accumulation Unit Value, End of Period................      N/A      N/A $ 12.020 $ 13.226 $ 13.732
   Number of Units Outstanding, End of Period............      N/A      N/A        8    9,209    9,319
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.962 $  8.945 $ 10.302 $ 10.969
   Accumulation Unit Value, End of Period................ $  9.962 $  8.945 $ 10.302 $ 10.969 $ 11.226
   Number of Units Outstanding, End of Period............   47,948   73,779   89,636   87,126   88,940
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.058 $  7.797 $  9.352 $ 10.041
   Accumulation Unit Value, End of Period................ $  9.058 $  7.797 $  9.352 $ 10.041 $ 10.570
   Number of Units Outstanding, End of Period............    2,306    2,937    3,141    4,392    6,827
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.519 $  5.742 $  7.301 $  8.167
   Accumulation Unit Value, End of Period................ $  7.519 $  5.742 $  7.301 $  8.167 $  8.743
   Number of Units Outstanding, End of Period............   60,177   55,543   56,221   47,896   45,470
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.014 $  7.186 $  9.007 $  9.848
   Accumulation Unit Value, End of Period................ $  9.014 $  7.186 $  9.007 $  9.848 $ 10.197
   Number of Units Outstanding, End of Period............  202,440  287,312  267,368  248,925  229,193
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  4.973 $  3.450 $  4.178 $  4.182
   Accumulation Unit Value, End of Period................ $  4.973 $  3.450 $  4.178 $  4.182 $  4.285
   Number of Units Outstanding, End of Period............   19,491   24,337   21,287   15,731   12,685
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 11.498 $  9.012 $ 10.499 $ 11.067
   Accumulation Unit Value, End of Period................ $ 11.498 $  9.012 $ 10.499 $ 11.067 $ 12.328
   Number of Units Outstanding, End of Period............    7,851   12,674   11,600    9,417    8,599
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.164 $  8.952 $ 11.147 $ 12.126
   Accumulation Unit Value, End of Period................ $  9.164 $  8.952 $ 11.147 $ 12.126 $ 12.301
   Number of Units Outstanding, End of Period............    5,552   28,840    3,982   29,446   17,762
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.930 $ 11.603 $ 11.923 $ 12.252
   Accumulation Unit Value, End of Period................ $ 10.930 $ 11.603 $ 11.923 $ 12.252 $ 12.341
   Number of Units Outstanding, End of Period............   97,768  145,489  144,194  123,959  118,411
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.076 $  8.163 $ 10.324 $ 11.804
   Accumulation Unit Value, End of Period................ $ 10.076 $  8.163 $ 10.324 $ 11.804 $ 13.033
   Number of Units Outstanding, End of Period............   26,815   59,992   56,837   49,613   44,803
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.562 $  7.265 $  9.855 $ 11.731
   Accumulation Unit Value, End of Period................ $  8.562 $  7.265 $  9.855 $ 11.731 $ 13.172
   Number of Units Outstanding, End of Period............    7,651   11,666    7,490    5,916   10,319
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.717 $  6.559 $  8.597 $  9.588
   Accumulation Unit Value, End of Period................ $  7.717 $  6.559 $  8.597 $  9.588 $ 11.168
   Number of Units Outstanding, End of Period............    2,075    1,639      348      299      299
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.245 $  5.427 $  6.789 $  7.525
   Accumulation Unit Value, End of Period................ $  7.245 $  5.427 $  6.789 $  7.525 $  8.057
   Number of Units Outstanding, End of Period............   60,610   76,770   70,499   62,676   57,170
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A      N/A $ 10.000 $ 12.771 $ 14.507
   Accumulation Unit Value, End of Period................      N/A      N/A $ 12.771 $ 14.507 $ 16.052
   Number of Units Outstanding, End of Period............      N/A      N/A    1,500      681    3,938
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.930 $ 10.884 $ 10.763 $ 10.661
   Accumulation Unit Value, End of Period................ $ 10.930 $ 10.884 $ 10.763 $ 10.661 $ 10.756
   Number of Units Outstanding, End of Period............   18,244   40,538   12,470    7,409        3
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.870 $  5.381 $  7.012 $  7.612
   Accumulation Unit Value, End of Period................ $  7.870 $  5.381 $  7.012 $  7.612 $  8.239
   Number of Units Outstanding, End of Period............   28,286   48,952   39,799   38,606   36,585
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.818 $  8.984 $ 11.711 $ 13.302
   Accumulation Unit Value, End of Period................ $ 10.818 $  8.984 $ 11.711 $ 13.302 $ 13.861
   Number of Units Outstanding, End of Period............   25,455   56,903   53,485   51,223   58,478
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  5.125 $  3.418 $  4.564 $  4.875
   Accumulation Unit Value, End of Period................ $  5.125 $  3.418 $  4.564 $  4.875 $  5.174
   Number of Units Outstanding, End of Period............   11,006   20,605   17,041   16,969   12,514
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.976 $  6.871 $  8.473 $  8.968
   Accumulation Unit Value, End of Period................ $  8.976 $  6.871 $  8.473 $  8.968 $  9.268
   Number of Units Outstanding, End of Period............   53,260   81,751   77,529   68,075   65,231
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 14.733 $ 11.848 $ 17.447 $ 21.668
   Accumulation Unit Value, End of Period................ $ 14.733 $ 11.848 $ 17.447 $ 21.668 $ 22.822
   Number of Units Outstanding, End of Period............    6,306   30,539   30,622   32,695   29,074
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.868 $  6.624 $  8.137 $  9.736
   Accumulation Unit Value, End of Period................ $  8.868 $  6.624 $  8.137 $  9.736 $ 10.402
   Number of Units Outstanding, End of Period............   21,900   23,352   14,453   12,937   10,690
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.741 $  5.969 $  7.821 $  9.128
   Accumulation Unit Value, End of Period................ $  8.741 $  5.969 $  7.821 $  9.128 $ 10.074
   Number of Units Outstanding, End of Period............   22,664   27,946   22,759   21,914   20,741
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.025 $  6.524 $  8.019 $  8.288
   Accumulation Unit Value, End of Period................ $  9.025 $  6.524 $  8.019 $  8.288 $  8.620
   Number of Units Outstanding, End of Period............  162,355  170,627  161,054  156,124  141,404

                                                          For the Year Ending December 31
                                                          -------------------------------
Sub-Accounts                                                2006            2007
------------                                                 --------        --------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  6.906        $  7.015
   Accumulation Unit Value, End of Period................ $  7.015        $  7.479
   Number of Units Outstanding, End of Period............   49,456          37,224
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.706        $  9.623
   Accumulation Unit Value, End of Period................ $  9.623        $  8.810
   Number of Units Outstanding, End of Period............    6,659           6,504
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 16.256        $ 18.430
   Accumulation Unit Value, End of Period................ $ 18.430        $ 16.402
   Number of Units Outstanding, End of Period............        0               0
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  5.013        $  5.479
   Accumulation Unit Value, End of Period................ $  5.479        $  5.947
   Number of Units Outstanding, End of Period............      385             350
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.304        $ 13.916
   Accumulation Unit Value, End of Period................ $ 13.916        $ 14.258
   Number of Units Outstanding, End of Period............   25,495          20,303
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.732        $ 16.059
   Accumulation Unit Value, End of Period................ $ 16.059        $ 16.304
   Number of Units Outstanding, End of Period............   13,968          12,825
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 11.226        $ 12.364
   Accumulation Unit Value, End of Period................ $ 12.364        $ 12.281
   Number of Units Outstanding, End of Period............   82,356          76,491
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.570        $ 11.738
   Accumulation Unit Value, End of Period................ $ 11.738        $ 11.889
   Number of Units Outstanding, End of Period............    6,532           5,513
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.743        $ 10.601
   Accumulation Unit Value, End of Period................ $ 10.601        $ 11.371
   Number of Units Outstanding, End of Period............   43,980          43,494
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.197        $ 11.631
   Accumulation Unit Value, End of Period................ $ 11.631        $ 10.753
   Number of Units Outstanding, End of Period............  207,019         185,835
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  4.285        $  4.577
   Accumulation Unit Value, End of Period................ $  4.577        $  4.747
   Number of Units Outstanding, End of Period............    7,952           7,525
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 12.328        $ 12.470
   Accumulation Unit Value, End of Period................ $ 12.470        $ 12.196
   Number of Units Outstanding, End of Period............   15,005          14,150
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 12.301        $ 13.379
   Accumulation Unit Value, End of Period................ $ 13.379        $ 13.532
   Number of Units Outstanding, End of Period............    8,836           7,711
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 12.341        $ 12.693
   Accumulation Unit Value, End of Period................ $ 12.693        $ 13.141
   Number of Units Outstanding, End of Period............   99,102         107,093
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.033        $ 16.380
   Accumulation Unit Value, End of Period................ $ 16.380        $ 17.465
   Number of Units Outstanding, End of Period............   35,519          29,519
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.172        $ 16.491
   Accumulation Unit Value, End of Period................ $ 16.491        $ 17.363
   Number of Units Outstanding, End of Period............   11,544          10,839
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 11.168        $ 13.862
   Accumulation Unit Value, End of Period................ $ 13.862        $ 15.441
   Number of Units Outstanding, End of Period............      299             299
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.057        $  9.033
   Accumulation Unit Value, End of Period................ $  9.033        $  8.429
   Number of Units Outstanding, End of Period............   51,884          48,032
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 16.052        $ 18.176
   Accumulation Unit Value, End of Period................ $ 18.176        $ 18.185
   Number of Units Outstanding, End of Period............    3,889           3,219
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.756        $ 11.050
   Accumulation Unit Value, End of Period................ $ 11.050        $ 11.392
   Number of Units Outstanding, End of Period............    9,521           8,796
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.239        $  8.802
   Accumulation Unit Value, End of Period................ $  8.802        $  9.157
   Number of Units Outstanding, End of Period............   27,442          26,855
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.861        $ 15.824
   Accumulation Unit Value, End of Period................ $ 15.824        $ 14.808
   Number of Units Outstanding, End of Period............   55,987          42,388
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  5.174        $  5.723
   Accumulation Unit Value, End of Period................ $  5.723        $  6.345
   Number of Units Outstanding, End of Period............   12,164          10,257
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  9.268        $ 10.151
   Accumulation Unit Value, End of Period................ $ 10.151        $ 10.044
   Number of Units Outstanding, End of Period............   52,405          49,558
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 22.822        $ 26.342
   Accumulation Unit Value, End of Period................ $ 26.342        $ 22.621
   Number of Units Outstanding, End of Period............   19,914          11,923
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.402        $ 13.003
   Accumulation Unit Value, End of Period................ $ 13.003        $ 15.346
   Number of Units Outstanding, End of Period............    9,041           8,386
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.074        $ 10.454
   Accumulation Unit Value, End of Period................ $ 10.454        $ 10.677
   Number of Units Outstanding, End of Period............   15,145          14,326
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.620        $  8.944
   Accumulation Unit Value, End of Period................ $  8.944        $  9.286
   Number of Units Outstanding, End of Period............  111,914         100,010



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

PUTNAM ALLSTATE ADVISOR CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION) (AGE 65 OR YOUNGER)


                                                                For the Year Ending December 31
                                                          --------------------------------------------
Sub-Accounts                                                2001     2002     2003     2004     2005
------------                                              -------- -------- -------- -------- --------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  6.391 $  6.847 $  6.842 $  6.911
   Accumulation Unit Value, End of Period................ $  6.391 $  6.847 $  6.842 $  6.911 $  6.893
   Number of Units Outstanding, End of Period............   64,358  187,268  215,851  171,143  165,360
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.737 $  5.912 $  7.260 $  8.194
   Accumulation Unit Value, End of Period................ $  7.737 $  5.912 $  7.260 $  8.194 $  8.698
   Number of Units Outstanding, End of Period............   16,115   39,251   42,080   42,311   42,106
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A      N/A $ 10.000 $ 12.902 $ 14.996
   Accumulation Unit Value, End of Period................      N/A      N/A $ 12.902 $ 14.996 $ 16.256
   Number of Units Outstanding, End of Period............      N/A      N/A       27    1,022    2,863
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  4.981 $  3.452 $  4.484 $  4.746
   Accumulation Unit Value, End of Period................ $  4.981 $  3.452 $  4.484 $  4.746 $  5.009
   Number of Units Outstanding, End of Period............   17,749  161,257  161,017  156,120  158,026
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.888 $ 10.305 $ 12.173 $ 13.080
   Accumulation Unit Value, End of Period................ $  9.888 $ 10.305 $ 12.173 $ 13.080 $ 13.264
   Number of Units Outstanding, End of Period............   26,302   59,971   70,875   75,739   81,885
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A      N/A $ 10.000 $ 12.020 $ 13.226
   Accumulation Unit Value, End of Period................      N/A      N/A $ 12.020 $ 13.226 $ 13.732
   Number of Units Outstanding, End of Period............      N/A      N/A    1,491   10,627   19,569
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.932 $  8.918 $ 10.271 $ 10.936
   Accumulation Unit Value, End of Period................ $  9.932 $  8.918 $ 10.271 $ 10.936 $ 11.192
   Number of Units Outstanding, End of Period............   97,921  191,386  194,480  184,535  153,844
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.030 $  7.773 $  9.324 $ 10.010
   Accumulation Unit Value, End of Period................ $  9.030 $  7.773 $  9.324 $ 10.010 $ 10.537
   Number of Units Outstanding, End of Period............    8,070   24,409   36,087   36,815   51,403
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.496 $  5.724 $  7.279 $  8.143
   Accumulation Unit Value, End of Period................ $  7.496 $  5.724 $  7.279 $  8.143 $  8.716
   Number of Units Outstanding, End of Period............   31,083   75,357   83,318   82,836   72,433
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.987 $  7.164 $  8.979 $  9.818
   Accumulation Unit Value, End of Period................ $  8.987 $  7.164 $  8.979 $  9.818 $ 10.166
   Number of Units Outstanding, End of Period............  313,998  579,916  596,755  553,824  494,686
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  4.963 $  3.443 $  4.170 $  4.175
   Accumulation Unit Value, End of Period................ $  4.963 $  3.443 $  4.170 $  4.175 $  4.277
   Number of Units Outstanding, End of Period............   65,202  109,422  110,918  108,812  107,163
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 11.463 $  8.985 $ 10.467 $ 11.033
   Accumulation Unit Value, End of Period................ $ 11.463 $  8.985 $ 10.467 $ 11.033 $ 12.290
   Number of Units Outstanding, End of Period............  120,115      178  173,437  167,338  153,595
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.137 $  8.925 $ 11.114 $ 12.089
   Accumulation Unit Value, End of Period................ $  9.137 $  8.925 $ 11.114 $ 12.089 $ 12.264
   Number of Units Outstanding, End of Period............   47,082   73,000   95,583   87,958   89,337
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.900 $ 11.568 $ 11.886 $ 12.215
   Accumulation Unit Value, End of Period................ $ 10.900 $ 11.568 $ 11.886 $ 12.215 $ 12.304
   Number of Units Outstanding, End of Period............   85,714  197,297  223,305  188,848  161,754
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.046 $  8.138 $ 10.293 $ 11.768
   Accumulation Unit Value, End of Period................ $ 10.046 $  8.138 $ 10.293 $ 11.768 $ 12.993
   Number of Units Outstanding, End of Period............  106,115  216,076  229,614  223,965  224,032
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.536 $  8.536 $  9.825 $ 11.696
   Accumulation Unit Value, End of Period................ $  8.536 $  7.243 $  9.825 $ 11.696 $ 13.132
   Number of Units Outstanding, End of Period............   39,528   59,792   68,469   72,003   74,370
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.694 $  6.539 $  8.571 $  9.559
   Accumulation Unit Value, End of Period................ $  7.694 $  6.539 $  8.571 $  9.559 $ 11.134
   Number of Units Outstanding, End of Period............   51,095   77,000   82,892   81,424   75,116
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.223 $  5.410 $  6.769 $  7.502
   Accumulation Unit Value, End of Period................ $  7.223 $  5.410 $  6.769 $  7.502 $  8.033
   Number of Units Outstanding, End of Period............  158,168  239,587  219,639  204,767  210,606
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A      N/A $ 10.000 $ 12.771 $ 14.507
   Accumulation Unit Value, End of Period................      N/A      N/A $ 12.771 $ 14.507 $ 16.052
   Number of Units Outstanding, End of Period............      N/A      N/A    1,500    6,501   10,076
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.897 $ 10.850 $ 10.731 $ 10.629
   Accumulation Unit Value, End of Period................ $ 10.897 $ 10.850 $ 10.731 $ 10.629 $ 10.724
   Number of Units Outstanding, End of Period............   82,994  102,726   91,367   59,248   74,111
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.846 $  5.365 $  6.991 $  7.588
   Accumulation Unit Value, End of Period................ $  7.846 $  5.365 $  6.991 $  7.588 $  8.214
   Number of Units Outstanding, End of Period............   99,455  201,559  214,315  210,143  209,171
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.785 $  8.957 $ 11.676 $ 13.261
   Accumulation Unit Value, End of Period................ $ 10.785 $  8.957 $ 11.676 $ 13.261 $ 13.819
   Number of Units Outstanding, End of Period............   70,389  144,878  156,320  149,771  148,585
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  5.109 $  3.407 $  4.550 $  4.860
   Accumulation Unit Value, End of Period................ $  5.109 $  3.407 $  4.550 $  4.860 $  5.158
   Number of Units Outstanding, End of Period............   90,655  137,806  135,631  145,268  131,998
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.949 $  6.850 $  8.448 $  8.941
   Accumulation Unit Value, End of Period................ $  8.949 $  6.850 $  8.448 $  8.941 $  9.239
   Number of Units Outstanding, End of Period............   83,866  169,741  180,864  167,685  155,585
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 14.688 $ 11.812 $ 17.394 $ 21.602
   Accumulation Unit Value, End of Period................ $ 14.688 $ 11.812 $ 17.394 $ 21.602 $ 22.753
   Number of Units Outstanding, End of Period............   53,335   92,560   95,099   88,366   90,561
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.841 $  6.604 $  8.112 $  9.706
   Accumulation Unit Value, End of Period................ $  8.841 $  6.604 $  8.112 $  9.706 $ 10.371
   Number of Units Outstanding, End of Period............   22,215   36,905   37,816   42,783   46,305
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.714 $  5.951 $  7.798 $  9.101
   Accumulation Unit Value, End of Period................ $  8.714 $  5.951 $  7.798 $  9.101 $ 10.043
   Number of Units Outstanding, End of Period............   48,447   88,637  111,650  115,031  120,189
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.998 $  6.505 $  7.995 $  8.263
   Accumulation Unit Value, End of Period................ $  8.998 $  6.505 $  7.995 $  8.263 $  8.594
   Number of Units Outstanding, End of Period............  217,704  356,940  378,439  355,429  297,301

                                                          For the Year Ending December 31
                                                          -------------------------------
Sub-Accounts                                                2006            2007
------------                                                 --------        --------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  6.893        $  7.002
   Accumulation Unit Value, End of Period................ $  7.002        $  7.465
   Number of Units Outstanding, End of Period............  134,391         131,338
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.698        $  9.614
   Accumulation Unit Value, End of Period................ $  9.614        $  8.802
   Number of Units Outstanding, End of Period............   36,308          23,570
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 16.256        $ 18.430
   Accumulation Unit Value, End of Period................ $ 18.430        $ 16.402
   Number of Units Outstanding, End of Period............    3,640          14,554
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  5.009        $  5.474
   Accumulation Unit Value, End of Period................ $  5.474        $  5.942
   Number of Units Outstanding, End of Period............  137,485         137,257
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.264        $ 13.874
   Accumulation Unit Value, End of Period................ $ 13.874        $ 14.215
   Number of Units Outstanding, End of Period............   79,639          99,655
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.732        $ 16.059
   Accumulation Unit Value, End of Period................ $ 16.059        $ 16.304
   Number of Units Outstanding, End of Period............   23,093          24,118
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 11.192        $ 12.326
   Accumulation Unit Value, End of Period................ $ 12.326        $ 12.243
   Number of Units Outstanding, End of Period............  133,977         112,025
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.537        $ 11.703
   Accumulation Unit Value, End of Period................ $ 11.703        $ 11.853
   Number of Units Outstanding, End of Period............   49,281          61,918
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.716        $ 10.569
   Accumulation Unit Value, End of Period................ $ 10.569        $ 11.337
   Number of Units Outstanding, End of Period............   70,555          63,679
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.166        $ 11.596
   Accumulation Unit Value, End of Period................ $ 11.596        $ 10.720
   Number of Units Outstanding, End of Period............  443,169         387,564
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  4.277        $  4.568
   Accumulation Unit Value, End of Period................ $  4.568        $  4.738
   Number of Units Outstanding, End of Period............  101,585          88,816
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 12.290        $ 12.432
   Accumulation Unit Value, End of Period................ $ 12.432        $ 12.158
   Number of Units Outstanding, End of Period............  142,490         124,275
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 12.264        $ 13.338
   Accumulation Unit Value, End of Period................ $ 13.338        $ 13.491
   Number of Units Outstanding, End of Period............   61,626          54,334
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 12.304        $ 12.655
   Accumulation Unit Value, End of Period................ $ 12.655        $ 13.101
   Number of Units Outstanding, End of Period............  150,628         145,586
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 12.993        $ 16.330
   Accumulation Unit Value, End of Period................ $ 16.330        $ 17.412
   Number of Units Outstanding, End of Period............  187,424         185,820
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.132        $ 16.441
   Accumulation Unit Value, End of Period................ $ 16.441        $ 17.310
   Number of Units Outstanding, End of Period............   63,854          57,739
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 11.134        $ 13.820
   Accumulation Unit Value, End of Period................ $ 13.820        $ 15.394
   Number of Units Outstanding, End of Period............   67,622          49,837
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.033        $  9.006
   Accumulation Unit Value, End of Period................ $  9.006        $  8.403
   Number of Units Outstanding, End of Period............  203,862         201,695
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 16.052        $ 18.176
   Accumulation Unit Value, End of Period................ $ 18.176        $ 18.185
   Number of Units Outstanding, End of Period............   17,995          12,775
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.724        $ 11.016
   Accumulation Unit Value, End of Period................ $ 11.016        $ 11.358
   Number of Units Outstanding, End of Period............   47,202          49,557
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.214        $  8.775
   Accumulation Unit Value, End of Period................ $  8.775        $  9.129
   Number of Units Outstanding, End of Period............  167,422         124,797
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.819        $ 15.776
   Accumulation Unit Value, End of Period................ $ 15.776        $ 14.763
   Number of Units Outstanding, End of Period............  117,043         100,178
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  5.158        $  5.705
   Accumulation Unit Value, End of Period................ $  5.705        $  6.326
   Number of Units Outstanding, End of Period............  106,153          82,708
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  9.239        $ 10.120
   Accumulation Unit Value, End of Period................ $ 10.120        $ 10.013
   Number of Units Outstanding, End of Period............  116,357         101,333
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 22.753        $ 26.262
   Accumulation Unit Value, End of Period................ $ 26.262        $ 22.553
   Number of Units Outstanding, End of Period............   81,273          70,897
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.371        $ 12.964
   Accumulation Unit Value, End of Period................ $ 12.964        $ 15.299
   Number of Units Outstanding, End of Period............   42,811          40,172
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.043        $ 10.422
   Accumulation Unit Value, End of Period................ $ 10.422        $ 10.645
   Number of Units Outstanding, End of Period............  105,352          76,735
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.594        $  8.916
   Accumulation Unit Value, End of Period................ $  8.916        $  9.257
   Number of Units Outstanding, End of Period............  262,623         224,540



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)


                                                                    For the Year Ending December 31
                                                          ----------------------------------------------------
Sub-Accounts                                                2000      2001       2002       2003       2004
------------                                              -------- ---------- ---------- ---------- ----------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $   10.879 $   11.388 $   12.181 $   12.153
   Accumulation Unit Value, End of Period................ $ 10.879 $   11.388 $   12.181 $   12.153 $   12.258
   Number of Units Outstanding, End of Period............   44,412    225,113    325,939    292,065    197,064
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    9.120 $    7.714 $    5.885 $    7.215
   Accumulation Unit Value, End of Period................ $  9.120 $    7.714 $    5.885 $    7.215 $    8.131
   Number of Units Outstanding, End of Period............    4,557     81,612    137,331    123,942    131,534
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A        N/A        N/A $   10.000 $   12.889
   Accumulation Unit Value, End of Period................      N/A        N/A        N/A $   12.889 $   14.958
   Number of Units Outstanding, End of Period............      N/A        N/A        N/A        986      3,404
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    7.303 $    4.966 $    3.436 $    4.456
   Accumulation Unit Value, End of Period................ $  7.303 $    4.966 $    3.436 $    4.456 $    4.710
   Number of Units Outstanding, End of Period............   12,841     91,743    275,545    193,696    193,416
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    9.755 $    9.920 $   10.322 $   12.175
   Accumulation Unit Value, End of Period................ $  9.755 $    9.920 $   10.322 $   12.175 $   13.063
   Number of Units Outstanding, End of Period............  163,480    242,549    273,776    288,657    262,468
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A        N/A        N/A $   10.000 $   12.008
   Accumulation Unit Value, End of Period................      N/A        N/A        N/A $   12.008 $   13.192
   Number of Units Outstanding, End of Period............      N/A        N/A        N/A     29,726     49,124
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $   11.490 $   11.339 $   10.166 $   11.690
   Accumulation Unit Value, End of Period................ $ 11.490 $   11.339 $   10.166 $   11.690 $   12.428
   Number of Units Outstanding, End of Period............  119,674    229,479    377,145    373,651    409,390
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    9.683 $    8.703 $    7.480 $    8.958
   Accumulation Unit Value, End of Period................ $  9.683 $    8.703 $    7.480 $    8.958 $    9.603
   Number of Units Outstanding, End of Period............   43,039     50,979     37,630     48,221     82,360
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    7.088 $    4.891 $    3.729 $    4.735
   Accumulation Unit Value, End of Period................ $  7.088 $    4.891 $    3.729 $    4.735 $    5.288
   Number of Units Outstanding, End of Period............  343,449    437,463    440,224    400,357    381,278
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $   11.791 $   10.843 $    8.630 $   10.801
   Accumulation Unit Value, End of Period................ $ 11.791 $   10.843 $    8.630 $   10.801 $   11.792
   Number of Units Outstanding, End of Period............  654,995  1,157,258  1,250,015  1,201,441  1,121,438
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    7.494 $    4.999 $    3.463 $    4.187
   Accumulation Unit Value, End of Period................ $  7.494 $    4.999 $    3.463 $    4.187 $    4.186
   Number of Units Outstanding, End of Period............  293,865    336,207    312,069    267,854    267,060
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $   12.009 $    9.467 $    7.409 $    8.618
   Accumulation Unit Value, End of Period................ $ 12.009 $    9.467 $    7.409 $    8.618 $    9.071
   Number of Units Outstanding, End of Period............  240,881    361,347    366,791    375,307    321,715
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    8.932 $    9.095 $    8.871 $   11.030
   Accumulation Unit Value, End of Period................ $  8.932 $    9.095 $    8.871 $   11.030 $   11.979
   Number of Units Outstanding, End of Period............  110,568    179,340    333,854    406,366    251,877
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $   10.518 $   11.087 $   11.752 $   12.057
   Accumulation Unit Value, End of Period................ $ 10.518 $   11.087 $   11.752 $   12.057 $   12.371
   Number of Units Outstanding, End of Period............  109,658    386,126    549,809    531,203    506,193
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    8.775 $    6.843 $    5.535 $    6.990
   Accumulation Unit Value, End of Period................ $  8.775 $    6.843 $    5.535 $    6.990 $    7.980
   Number of Units Outstanding, End of Period............  412,201    665,466    709,304    617,289    552,423
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $   10.427 $    8.112 $    6.873 $    9.308
   Accumulation Unit Value, End of Period................ $ 10.427 $    8.112 $    6.873 $    9.308 $   11.064
   Number of Units Outstanding, End of Period............   91,507    105,905    140,517    148,747    159,779
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    5.647 $    3.956 $    3.357 $    4.394
   Accumulation Unit Value, End of Period................ $  5.647 $    3.956 $    3.357 $    4.394 $    4.893
   Number of Units Outstanding, End of Period............  259,885    258,369    239,300    223,013    222,662
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    8.582 $    6.342 $    4.743 $    5.925
   Accumulation Unit Value, End of Period................ $  8.582 $    6.342 $    4.743 $    5.925 $    6.558
   Number of Units Outstanding, End of Period............  460,944    746,196    824,942    711,242    676,105
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A        N/A        N/A $   10.000 $   12.758
   Accumulation Unit Value, End of Period................      N/A        N/A        N/A $   12.758 $   14.471
   Number of Units Outstanding, End of Period............      N/A        N/A        N/A      3,530     18,001
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $   10.349 $   10.550 $   10.489 $   10.358
   Accumulation Unit Value, End of Period................ $ 10.349 $   10.550 $   10.489 $   10.358 $   10.243
   Number of Units Outstanding, End of Period............  179,528    394,068    359,953    161,452    135,614
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    6.794 $    4.663 $    3.183 $    4.142
   Accumulation Unit Value, End of Period................ $  6.794 $    4.663 $    3.183 $    4.142 $    4.489
   Number of Units Outstanding, End of Period............  813,816  1,116,816    955,865    955,260    873,060
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $   13.351 $   13.551 $   11.237 $   14.626
   Accumulation Unit Value, End of Period................ $ 13.351 $   13.551 $   11.237 $   14.626 $   16.587
   Number of Units Outstanding, End of Period............   29,058    181,578    267,754    283,188    281,236
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    4.093 $    2.183 $    1.454 $    1.939
   Accumulation Unit Value, End of Period................ $  4.093 $    2.183 $    1.454 $    1.939 $    2.067
   Number of Units Outstanding, End of Period............  589,079    671,618    633,841    707,399    690,620
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $   10.309 $    8.220 $    6.283 $    7.736
   Accumulation Unit Value, End of Period................ $ 10.309 $    8.220 $    6.283 $    7.736 $    8.176
   Number of Units Outstanding, End of Period............  173,676    402,869    462,739    435,686    412,291
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $   11.980 $   13.908 $   11.164 $   16.414
   Accumulation Unit Value, End of Period................ $ 11.980 $   13.903 $   11.164 $   16.414 $   20.354
   Number of Units Outstanding, End of Period............   61,255    214,825    264,219    271,921    266,870
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $   11.885 $    9.070 $    6.764 $    8.296
   Accumulation Unit Value, End of Period................ $ 11.885 $    9.070 $    6.764 $    8.296 $    9.911
   Number of Units Outstanding, End of Period............  111,535    139,142    123,185    101,150     90,551
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    8.487 $    5.544 $    3.780 $    4.946
   Accumulation Unit Value, End of Period................ $  8.487 $    5.544 $    3.780 $    4.946 $    5.763
   Number of Units Outstanding, End of Period............  270,086    453,601    473,879    476,786    487,877
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $    8.010 $    6.105 $    4.407 $    5.408
   Accumulation Unit Value, End of Period................ $  8.010 $    6.105 $    4.407 $    5.408 $    5.581
   Number of Units Outstanding, End of Period............  986,776  1,331,067  1,368,174  1,535,250  1,426,772

                 PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS - SAI

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
                WITH THE ENHANCED BENEFICIARY PROTECTION OPTION
                          Mortality & Expense = 1.75



                                                          For the Year Ending December 31
                                                          ------------------------------
Sub-Accounts                                                 2005        2006      2007
------------                                              ----------  ---------- --------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   12.258  $   12.208 $ 12.381
   Accumulation Unit Value, End of Period................ $   12.208  $   12.381 $ 13.180
   Number of Units Outstanding, End of Period............    168,612     136,030  118,924
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    8.131  $    8.619 $  9.512
   Accumulation Unit Value, End of Period................ $    8.619  $    9.512 $  8.695
   Number of Units Outstanding, End of Period............    114,536      78,357   81,721
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   14.958  $   16.190 $ 18.328
   Accumulation Unit Value, End of Period................ $   16.190  $   18.328 $ 16.286
   Number of Units Outstanding, End of Period............     12,948      13,006    4,227
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    4.710  $    4.963 $  5.416
   Accumulation Unit Value, End of Period................ $    4.963  $    5.416 $  5.870
   Number of Units Outstanding, End of Period............    161,791     142,170  136,042
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   13.063  $   13.226 $ 13.813
   Accumulation Unit Value, End of Period................ $   13.226  $   13.813 $ 14.131
   Number of Units Outstanding, End of Period............    238,383     232,374  218,313
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   13.192  $   13.676 $ 15.969
   Accumulation Unit Value, End of Period................ $   13.676  $   15.969 $ 16.189
   Number of Units Outstanding, End of Period............     64,547     104,696   81,701
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   12.428  $   12.700 $ 13.966
   Accumulation Unit Value, End of Period................ $   12.700  $   13.966 $ 13.851
   Number of Units Outstanding, End of Period............    397,276     375,293  357,017
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    9.603  $   10.094 $ 11.193
   Accumulation Unit Value, End of Period................ $   10.094  $   11.193 $ 11.319
   Number of Units Outstanding, End of Period............     83,236      88,876   94,623
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    5.288  $    5.652 $  6.843
   Accumulation Unit Value, End of Period................ $    5.652  $    6.843 $  7.329
   Number of Units Outstanding, End of Period............    343,924     345,863  321,148
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   11.792  $   12.192 $ 13.885
   Accumulation Unit Value, End of Period................ $   12.192  $   13.885 $ 12.817
   Number of Units Outstanding, End of Period............    981,860     836,087  683,972
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    4.186  $    4.281 $  4.566
   Accumulation Unit Value, End of Period................ $    4.281  $    4.566 $  4.729
   Number of Units Outstanding, End of Period............    235,906     181,283  200,598
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    9.071  $   10.089 $ 10.189
   Accumulation Unit Value, End of Period................ $   10.089  $   10.189 $  9.950
   Number of Units Outstanding, End of Period............    306,481     286,908  252,195
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   11.979  $   12.135 $ 13.177
   Accumulation Unit Value, End of Period................ $   12.135  $   13.177 $ 13.307
   Number of Units Outstanding, End of Period............    222,734     174,453  153,576
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   12.371  $   12.442 $ 12.778
   Accumulation Unit Value, End of Period................ $   12.442  $   12.778 $ 13.208
   Number of Units Outstanding, End of Period............    467,708     406,352  365,153
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    7.980  $    8.797 $ 11.040
   Accumulation Unit Value, End of Period................ $    8.797  $   11.040 $ 11.753
   Number of Units Outstanding, End of Period............    512,392     524,194  463,440
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   11.064  $   12.404 $ 15.506
   Accumulation Unit Value, End of Period................ $   12.404  $   15.506 $ 16.300
   Number of Units Outstanding, End of Period............    164,928     206,480  207,057
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    4.893  $    5.691 $  7.052
   Accumulation Unit Value, End of Period................ $    5.691  $    7.052 $  7.844
   Number of Units Outstanding, End of Period............    240,224     248,280  279,110
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    6.558  $    7.010 $  7.848
   Accumulation Unit Value, End of Period................ $    7.010  $    7.848 $  7.311
   Number of Units Outstanding, End of Period............    546,834     515,215  416,172
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   14.471  $   15.987 $ 18.074
   Accumulation Unit Value, End of Period................ $   15.987  $   18.074 $ 18.056
   Number of Units Outstanding, End of Period............     31,609      41,010   41,529
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   10.243  $   10.319 $ 10.585
   Accumulation Unit Value, End of Period................ $   10.319  $   10.585 $ 10.896
   Number of Units Outstanding, End of Period............     95,278      76,037   76,234
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    4.489  $    4.852 $  5.175
   Accumulation Unit Value, End of Period................ $    4.852  $    5.175 $  5.376
   Number of Units Outstanding, End of Period............    777,904     654,690  591,366
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   16.587  $   17.258 $ 19.672
   Accumulation Unit Value, End of Period................ $   17.258  $   19.672 $ 18.381
   Number of Units Outstanding, End of Period............    277,259     253,294  212,567
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    2.067  $    2.191 $  2.419
   Accumulation Unit Value, End of Period................ $    2.191  $    2.419 $  2.678
   Number of Units Outstanding, End of Period............    580,334     582,210  530,128
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    8.176  $    8.436 $  9.226
   Accumulation Unit Value, End of Period................ $    8.436  $    9.226 $  9.114
   Number of Units Outstanding, End of Period............    354,547     321,217  264,785
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $   20.354  $   21.406 $ 24.670
   Accumulation Unit Value, End of Period................ $   21.406  $   24.670 $ 21.153
   Number of Units Outstanding, End of Period............    232,156     198,017  157,968
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    9.911  $   10.573 $ 13.197
   Accumulation Unit Value, End of Period................ $   10.573  $   13.197 $ 15.551
   Number of Units Outstanding, End of Period............     88,668      94,071   91,133
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    5.763  $    6.351 $  6.580
   Accumulation Unit Value, End of Period................ $    6.351  $    6.580 $  6.710
   Number of Units Outstanding, End of Period............    430,561     366,470  286,008
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $    5.581  $    5.796 $  6.004
   Accumulation Unit Value, End of Period................ $    5.796  $    6.004 $  6.224
   Number of Units Outstanding, End of Period............  1,261,650   1,060,266  912,398



* The PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS were first offered on February 4, 2000. The Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS on February 4, 2000, except the Putnam VT Technology Sub-Account which was first offered as of July 17, 2000, the Putnam VT Capital Appreciation and Voyager II Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (AGE 65 OR YOUNGER)


                                                               For the Year Ending December 31
                                                          -----------------------------------------
Sub-Accounts                                               2001    2002     2003     2004    2005
------------                                              ------- ------- -------- -------- -------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.405 $ 12.192 $ 12.159 $12.258
   Accumulation Unit Value, End of Period................ $11.405 $12.192 $ 12.159 $ 12.258 $12.201
   Number of Units Outstanding, End of Period............  26,013  30,818   36,851   42,040  28,884
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 7.718 $  5.885 $  7.212 $ 8.123
   Accumulation Unit Value, End of Period................ $ 7.718 $ 5.885 $  7.212 $  8.123 $ 8.606
   Number of Units Outstanding, End of Period............   7,251   6,970    2,569    2,331  12,088
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $ 10.000 $ 12.884 $14.945
   Accumulation Unit Value, End of Period................     N/A     N/A $ 12.884 $ 14.945 $16.168
   Number of Units Outstanding, End of Period............     N/A     N/A    2,075    2,075   2,075
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.969 $  3.436 $  4.454 $ 4.705
   Accumulation Unit Value, End of Period................ $ 4.969 $ 3.436 $  4.454 $  4.705 $ 4.956
   Number of Units Outstanding, End of Period............  15,721  18,166   10,935   10,549  10,311
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.935 $ 10.332 $ 12.181 $13.062
   Accumulation Unit Value, End of Period................ $ 9.935 $10.332 $ 12.181 $ 13.062 $13.219
   Number of Units Outstanding, End of Period............     789  13,822   21,229   22,306  23,617
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $ 10.000 $ 12.004 $13.181
   Accumulation Unit Value, End of Period................     N/A     N/A $ 12.004 $ 13.181 $13.657
   Number of Units Outstanding, End of Period............     N/A     N/A      727    6,767     727
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.356 $ 10.176 $ 11.695 $12.428
   Accumulation Unit Value, End of Period................ $11.356 $10.176 $ 11.695 $ 12.428 $12.693
   Number of Units Outstanding, End of Period............   5,560  27,112   29,144   17,785  15,957
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 8.864 $  7.487 $  8.962 $ 9.603
   Accumulation Unit Value, End of Period................ $ 8.864 $ 7.487 $  8.962 $  9.603 $10.088
   Number of Units Outstanding, End of Period............       0       0        0        0       0
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.898 $  3.732 $  4.737 $ 5.288
   Accumulation Unit Value, End of Period................ $ 4.898 $ 3.732 $  4.737 $  5.288 $ 5.649
   Number of Units Outstanding, End of Period............  10,897  13,511   13,691   13,317  20,467
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.859 $  8.639 $ 10.806 $11.791
   Accumulation Unit Value, End of Period................ $10.859 $ 8.639 $ 10.806 $ 11.791 $12.185
   Number of Units Outstanding, End of Period............  37,096  53,020   64,557   59,363  59,641
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.007 $  3.466 $  4.189 $ 4.184
   Accumulation Unit Value, End of Period................ $ 5.007 $ 3.466 $  4.189 $  4.185 $ 4.279
   Number of Units Outstanding, End of Period............   5,081   7,909    8,177   22,808   9,996
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.481 $  7.416 $  8.622 $ 9.070
   Accumulation Unit Value, End of Period................ $ 9.481 $ 7.416 $  8.622 $  9.070 $10.083
   Number of Units Outstanding, End of Period............  10,537  15,195   13,182   13,317  13,459
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.109 $  8.880 $ 11.035 $11.979
   Accumulation Unit Value, End of Period................ $ 9.109 $ 8.880 $ 11.035 $ 11.979 $12.128
   Number of Units Outstanding, End of Period............  15,815  22,821   23,514   26,185  24,816
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.103 $ 11.763 $ 12.062 $12.370
   Accumulation Unit Value, End of Period................ $11.103 $11.763 $ 12.062 $ 12.370 $12.435
   Number of Units Outstanding, End of Period............  12,932  28,805   21,508   15,612  14,592
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 6.853 $  5.541 $  6.993 $ 7.980
   Accumulation Unit Value, End of Period................ $ 6.853 $ 5.541 $  6.993 $  7.980 $ 8.792
   Number of Units Outstanding, End of Period............  31,753  40,029   37,136   42,325  45,879
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 8.124 $  6.879 $  9.312 $11.064
   Accumulation Unit Value, End of Period................ $ 8.124 $ 6.879 $  9.312 $ 11.064 $12.397
   Number of Units Outstanding, End of Period............   3,166   3,485    9,427    9,350  10,037
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 3.962 $  3.360 $  4.396 $ 4.893
   Accumulation Unit Value, End of Period................ $ 3.962 $ 3.360 $  4.396 $  4.893 $ 5.687
   Number of Units Outstanding, End of Period............   4,300   3,435    2,707    3,649   2,337
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 6.351 $  4.748 $  5.928 $ 6.557
   Accumulation Unit Value, End of Period................ $ 6.351 $ 4.748 $  5.928 $  6.557 $ 7.006
   Number of Units Outstanding, End of Period............  20,235  42,146   41,889   39,969  39,706
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $ 10.000 $ 12.753 $14.458
   Accumulation Unit Value, End of Period................     N/A     N/A $ 12.753 $ 14.458 $15.965
   Number of Units Outstanding, End of Period............     N/A     N/A        0        0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.566 $ 10.499 $ 10.362 $10.243
   Accumulation Unit Value, End of Period................ $10.566 $10.499 $ 10.362 $ 10.243 $10.313
   Number of Units Outstanding, End of Period............  11,668  18,786    9,975    7,790   6,833
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.670 $  3.186 $  4.144 $ 4.489
   Accumulation Unit Value, End of Period................ $ 4.670 $ 3.186 $  4.144 $  4.489 $ 4.849
   Number of Units Outstanding, End of Period............  34,996  48,563   44,765   55,939  42,407
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $13.571 $ 11.247 $ 14.632 $16.586
   Accumulation Unit Value, End of Period................ $13.571 $11.247 $ 14.632 $ 16.586 $17.248
   Number of Units Outstanding, End of Period............  17,422  21,489   22,190   22,330  19,800
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 2.186 $  1.455 $  1.939 $ 2.067
   Accumulation Unit Value, End of Period................ $ 2.186 $ 1.455 $  1.939 $  2.067 $ 2.189
   Number of Units Outstanding, End of Period............   3,899  75,747   73,235   47,032  36,607
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 8.232 $  6.289 $  7.740 $ 8.175
   Accumulation Unit Value, End of Period................ $ 8.232 $ 6.289 $  7.740 $  8.175 $ 8.431
   Number of Units Outstanding, End of Period............  25,659  29,847   26,677   26,253  24,858
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $13.923 $ 11.174 $ 16.421 $20.353
   Accumulation Unit Value, End of Period................ $13.923 $11.174 $ 16.421 $ 20.353 $21.394
   Number of Units Outstanding, End of Period............  12,150  27,802   25,605   20,098  21,375
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.083 $  6.771 $  8.300 $ 9.911
   Accumulation Unit Value, End of Period................ $ 9.083 $ 6.771 $  8.300 $  9.911 $10.567
   Number of Units Outstanding, End of Period............   1,452   1,591    1,685    1,660   1,652
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.552 $  3.784 $  4.948 $ 5.763
   Accumulation Unit Value, End of Period................ $ 5.552 $ 3.784 $  4.948 $  5.763 $ 6.347
   Number of Units Outstanding, End of Period............  27,027  32,676   21,772   22,087  22,381
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 6.114 $  4.411 $  5.411 $ 5.581
   Accumulation Unit Value, End of Period................ $ 6.114 $ 4.411 $  5.411 $  5.581 $ 5.793
   Number of Units Outstanding, End of Period............  19,683  58,311  114,107  101,109  78,753

                 PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS - SAI

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 65 OR YOUNGER)
                           Mortality & Expense = 1.8



                                                          For the Year Ending December 31
                                                          -------------------------------
Sub-Accounts                                               2006            2007
------------                                                  -------         -------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.201         $12.367
   Accumulation Unit Value, End of Period................ $12.367         $13.159
   Number of Units Outstanding, End of Period............  15,770          11,438
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 8.606         $ 9.493
   Accumulation Unit Value, End of Period................ $ 9.493         $ 8.673
   Number of Units Outstanding, End of Period............   1,925           1,743
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $16.168         $18.294
   Accumulation Unit Value, End of Period................ $18.294         $16.247
   Number of Units Outstanding, End of Period............   2,075           2,075
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 4.956         $ 5.405
   Accumulation Unit Value, End of Period................ $ 5.405         $ 5.855
   Number of Units Outstanding, End of Period............  10,040           9,873
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $13.219         $13.799
   Accumulation Unit Value, End of Period................ $13.799         $14.109
   Number of Units Outstanding, End of Period............  16,010          28,247
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $13.657         $15.940
   Accumulation Unit Value, End of Period................ $15.940         $16.150
   Number of Units Outstanding, End of Period............   4,001           3,247
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.693         $13.951
   Accumulation Unit Value, End of Period................ $13.951         $13.829
   Number of Units Outstanding, End of Period............   8,340           7,745
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.088         $11.181
   Accumulation Unit Value, End of Period................ $11.181         $11.301
   Number of Units Outstanding, End of Period............       0          13,246
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.649         $ 6.835
   Accumulation Unit Value, End of Period................ $ 6.835         $ 7.317
   Number of Units Outstanding, End of Period............  12,687          12,411
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.185         $13.870
   Accumulation Unit Value, End of Period................ $13.870         $12.796
   Number of Units Outstanding, End of Period............  51,871          45,865
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 4.279         $ 4.562
   Accumulation Unit Value, End of Period................ $ 4.562         $ 4.721
   Number of Units Outstanding, End of Period............  12,358          11,910
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.083         $10.178
   Accumulation Unit Value, End of Period................ $10.178         $ 9.934
   Number of Units Outstanding, End of Period............  13,212          12,814
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.128         $13.163
   Accumulation Unit Value, End of Period................ $13.163         $13.286
   Number of Units Outstanding, End of Period............  14,994          12,601
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.435         $12.764
   Accumulation Unit Value, End of Period................ $12.764         $13.188
   Number of Units Outstanding, End of Period............  13,132           6,951
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 8.792         $11.028
   Accumulation Unit Value, End of Period................ $11.028         $11.735
   Number of Units Outstanding, End of Period............  31,645          27,464
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.397         $15.489
   Accumulation Unit Value, End of Period................ $15.489         $16.275
   Number of Units Outstanding, End of Period............   5,850           5,225
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.687         $ 7.045
   Accumulation Unit Value, End of Period................ $ 7.045         $ 7.831
   Number of Units Outstanding, End of Period............   4,201           4,070
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 7.006         $ 7.839
   Accumulation Unit Value, End of Period................ $ 7.839         $ 7.300
   Number of Units Outstanding, End of Period............  34,992          27,819
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $15.965         $18.041
   Accumulation Unit Value, End of Period................ $18.041         $18.014
   Number of Units Outstanding, End of Period............   1,671           1,132
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.313         $10.573
   Accumulation Unit Value, End of Period................ $10.573         $10.879
   Number of Units Outstanding, End of Period............   5,912           4,738
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 4.849         $ 5.170
   Accumulation Unit Value, End of Period................ $ 5.170         $ 5.367
   Number of Units Outstanding, End of Period............  35,217          29,808
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $17.248         $19.651
   Accumulation Unit Value, End of Period................ $19.651         $18.352
   Number of Units Outstanding, End of Period............  15,722          14,670
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 2.189         $ 2.417
   Accumulation Unit Value, End of Period................ $ 2.417         $ 2.674
   Number of Units Outstanding, End of Period............  24,764          21,332
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 8.431         $ 9.216
   Accumulation Unit Value, End of Period................ $ 9.216         $ 9.100
   Number of Units Outstanding, End of Period............  19,141          14,516
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $21.394         $24.643
   Accumulation Unit Value, End of Period................ $24.643         $21.119
   Number of Units Outstanding, End of Period............  17,744          14,293
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.567         $13.183
   Accumulation Unit Value, End of Period................ $13.183         $15.527
   Number of Units Outstanding, End of Period............   4,503           2,888
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 6.347         $ 6.573
   Accumulation Unit Value, End of Period................ $ 6.573         $ 6.700
   Number of Units Outstanding, End of Period............  23,693          20,347
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.793         $ 5.998
   Accumulation Unit Value, End of Period................ $ 5.998         $ 6.215
   Number of Units Outstanding, End of Period............  71,825          64,001



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (AGES 66-75)


                                                              For the Year Ending December 31
                                                          ---------------------------------------
Sub-Accounts                                               2001    2002    2003    2004    2005
------------                                              ------- ------- ------- ------- -------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.393 $12.161 $12.110 $12.189
   Accumulation Unit Value, End of Period................ $11.393 $12.161 $12.110 $12.189 $12.114
   Number of Units Outstanding, End of Period............   4,696  17,794  17,531  12,971  10,505
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 7.710 $ 5.870 $ 7.182 $ 8.078
   Accumulation Unit Value, End of Period................ $ 7.710 $ 5.870 $ 7.182 $ 8.078 $ 8.545
   Number of Units Outstanding, End of Period............   1,520   1,514   1,507   1,500   1,493
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $10.000 $12.871 $14.907
   Accumulation Unit Value, End of Period................     N/A     N/A $12.871 $14.907 $16.102
   Number of Units Outstanding, End of Period............     N/A     N/A       0       0       0
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.964 $ 3.427 $ 4.436 $ 4.679
   Accumulation Unit Value, End of Period................ $ 4.964 $ 3.427 $ 4.436 $ 4.679 $ 4.920
   Number of Units Outstanding, End of Period............   2,071   7,841   7,809   7,782   7,756
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.925 $10.306 $12.131 $12.989
   Accumulation Unit Value, End of Period................ $ 9.925 $10.306 $12.131 $12.989 $13.125
   Number of Units Outstanding, End of Period............   6,937  11,140  10,904  10,690  10,497
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $10.000 $11.992 $13.148
   Accumulation Unit Value, End of Period................     N/A     N/A $11.992 $13.148 $13.602
   Number of Units Outstanding, End of Period............     N/A     N/A       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.344 $10.150 $11.648 $12.358
   Accumulation Unit Value, End of Period................ $11.344 $10.150 $11.648 $12.358 $12.602
   Number of Units Outstanding, End of Period............  17,781  22,657  22,855  22,361  22,898
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 8.707 $ 7.468 $ 8.926 $ 9.549
   Accumulation Unit Value, End of Period................ $ 8.707 $ 7.468 $ 8.926 $ 9.549 $10.016
   Number of Units Outstanding, End of Period............   1,419   1,413   1,406   1,399   1,393
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.893 $ 3.723 $ 4.717 $ 5.258
   Accumulation Unit Value, End of Period................ $ 4.893 $ 3.723 $ 4.717 $ 5.258 $ 5.609
   Number of Units Outstanding, End of Period............   3,442   4,646   4,862   4,044   3,878
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.848 $ 8.617 $10.762 $11.725
   Accumulation Unit Value, End of Period................ $10.848 $ 8.617 $10.762 $11.725 $12.098
   Number of Units Outstanding, End of Period............  18,441  26,688  30,372  31,097  28,425
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.001 $ 3.458 $ 4.172 $ 4.162
   Accumulation Unit Value, End of Period................ $ 5.001 $ 3.458 $ 4.172 $ 4.162 $ 4.249
   Number of Units Outstanding, End of Period............   9,303   7,996   7,956   7,946   7,937
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.472 $ 7.397 $ 8.587 $ 9.019
   Accumulation Unit Value, End of Period................ $ 9.472 $ 7.397 $ 8.587 $ 9.019 $10.011
   Number of Units Outstanding, End of Period............   5,974   6,262   6,245   6,222   6,220
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.186 $ 8.857 $10.990 $11.912
   Accumulation Unit Value, End of Period................ $ 9.186 $ 8.857 $10.990 $11.912 $12.042
   Number of Units Outstanding, End of Period............       0     656     739     603     601
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.092 $11.733 $12.013 $12.301
   Accumulation Unit Value, End of Period................ $11.092 $11.733 $12.013 $12.301 $12.347
   Number of Units Outstanding, End of Period............   7,348  15,797  15,720   9,068   8,766
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 6.846 $ 5.527 $ 6.965 $ 7.935
   Accumulation Unit Value, End of Period................ $ 6.846 $ 5.527 $ 6.965 $ 7.935 $ 8.730
   Number of Units Outstanding, End of Period............   6,137   9,542   9,263   5,708   6,985
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 8.651 $ 6.862 $ 9.275 $11.002
   Accumulation Unit Value, End of Period................ $ 8.651 $ 6.862 $ 9.275 $11.002 $12.309
   Number of Units Outstanding, End of Period............       0       0       0       0     928
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.100 $ 3.352 $ 4.378 $ 4.866
   Accumulation Unit Value, End of Period................ $ 4.100 $ 3.352 $ 4.378 $ 4.866 $ 5.647
   Number of Units Outstanding, End of Period............       0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 6.345 $ 4.736 $ 5.904 $ 6.520
   Accumulation Unit Value, End of Period................ $ 6.345 $ 4.736 $ 5.904 $ 6.520 $ 6.957
   Number of Units Outstanding, End of Period............  25,754  16,560  16,386  13,656  13,648
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $10.000 $12.741 $14.422
   Accumulation Unit Value, End of Period................     N/A     N/A $12.741 $14.422 $15.900
   Number of Units Outstanding, End of Period............     N/A     N/A       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.543 $10.473 $10.320 $10.186
   Accumulation Unit Value, End of Period................ $10.543 $10.473 $10.320 $10.186 $10.240
   Number of Units Outstanding, End of Period............       0       0       0       0       0
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.665 $ 3.178 $ 4.127 $ 4.464
   Accumulation Unit Value, End of Period................ $ 4.665 $ 3.178 $ 4.127 $ 4.464 $ 4.815
   Number of Units Outstanding, End of Period............  11,564  13,156  12,331   9,757   9,355
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $13.557 $11.219 $14.573 $16.493
   Accumulation Unit Value, End of Period................ $13.557 $11.219 $14.573 $16.493 $17.125
   Number of Units Outstanding, End of Period............  12,146  10,967  10,707  10,441  10,264
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 2.184 $ 1.451 $ 1.932 $ 2.055
   Accumulation Unit Value, End of Period................ $ 2.184 $ 1.451 $ 1.932 $ 2.055 $ 2.174
   Number of Units Outstanding, End of Period............  17,382  16,884  16,863   4,250   4,232
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 8.224 $ 6.273 $ 7.708 $ 8.130
   Accumulation Unit Value, End of Period................ $ 8.224 $ 6.273 $ 7.708 $ 8.130 $ 8.371
   Number of Units Outstanding, End of Period............   6,551  12,159  11,744  11,798  11,591
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $13.909 $11.146 $16.355 $20.239
   Accumulation Unit Value, End of Period................ $13.909 $11.146 $16.355 $20.239 $21.242
   Number of Units Outstanding, End of Period............   2,909   7,191   7,912   7,793   7,755
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.074 $ 6.754 $ 8.266 $ 9.855
   Accumulation Unit Value, End of Period................ $ 9.074 $ 6.754 $ 8.266 $ 9.855 $10.492
   Number of Units Outstanding, End of Period............   6,461   6,746   6,740   6,734   6,729
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.546 $ 3.774 $ 4.928 $ 5.731
   Accumulation Unit Value, End of Period................ $ 5.546 $ 3.774 $ 4.928 $ 5.731 $ 6.302
   Number of Units Outstanding, End of Period............   6,359   5,145   4,857   3,026   3,013
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 6.108 $ 4.400 $ 5.389 $ 5.550
   Accumulation Unit Value, End of Period................ $ 6.108 $ 4.400 $ 5.389 $ 5.550 $ 5.752
   Number of Units Outstanding, End of Period............  13,462  16,420  20,022  15,451  12,129

                 PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS - SAI

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
       FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
        WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGES 66-75)
                          Mortality & Expense = 1.95



                                                          For the Year Ending December 31
                                                          -------------------------------
Sub-Accounts                                               2006            2007
------------                                                  -------         -------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.114         $12.261
   Accumulation Unit Value, End of Period................ $12.261         $13.026
   Number of Units Outstanding, End of Period............   7,309           3,975
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 8.545         $ 9.411
   Accumulation Unit Value, End of Period................ $ 9.411         $ 8.585
   Number of Units Outstanding, End of Period............   1,487           1,481
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $16.102         $18.191
   Accumulation Unit Value, End of Period................ $18.191         $16.132
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 4.920         $ 5.359
   Accumulation Unit Value, End of Period................ $ 5.359         $ 5.796
   Number of Units Outstanding, End of Period............   7,730           2,018
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $13.125         $13.680
   Accumulation Unit Value, End of Period................ $13.680         $13.966
   Number of Units Outstanding, End of Period............  10,318           7,491
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $13.602         $15.851
   Accumulation Unit Value, End of Period................ $15.851         $16.035
   Number of Units Outstanding, End of Period............       0               0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.602         $13.831
   Accumulation Unit Value, End of Period................ $13.831         $13.689
   Number of Units Outstanding, End of Period............  22,152          16,736
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.016         $11.084
   Accumulation Unit Value, End of Period................ $11.084         $11.186
   Number of Units Outstanding, End of Period............   1,387           1,382
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.609         $ 6.777
   Accumulation Unit Value, End of Period................ $ 6.777         $ 7.243
   Number of Units Outstanding, End of Period............   3,722           3,578
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.098         $13.750
   Accumulation Unit Value, End of Period................ $13.750         $12.667
   Number of Units Outstanding, End of Period............  29,730          23,958
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 4.249         $ 4.522
   Accumulation Unit Value, End of Period................ $ 4.522         $ 4.673
   Number of Units Outstanding, End of Period............   7,928           7,920
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.011         $10.091
   Accumulation Unit Value, End of Period................ $10.091         $ 9.834
   Number of Units Outstanding, End of Period............   6,039           5,075
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.042         $13.050
   Accumulation Unit Value, End of Period................ $13.050         $13.152
   Number of Units Outstanding, End of Period............     599             597
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.347         $12.654
   Accumulation Unit Value, End of Period................ $12.654         $13.054
   Number of Units Outstanding, End of Period............   6,023           3,892
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 8.730         $10.933
   Accumulation Unit Value, End of Period................ $10.933         $11.616
   Number of Units Outstanding, End of Period............   6,217           4,693
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.309         $15.356
   Accumulation Unit Value, End of Period................ $15.356         $16.110
   Number of Units Outstanding, End of Period............     928           1,485
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.647         $ 6.984
   Accumulation Unit Value, End of Period................ $ 6.984         $ 7.752
   Number of Units Outstanding, End of Period............       0             651
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 6.957         $ 7.772
   Accumulation Unit Value, End of Period................ $ 7.772         $ 7.226
   Number of Units Outstanding, End of Period............  13,103          10,960
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $15.900         $17.940
   Accumulation Unit Value, End of Period................ $17.940         $17.886
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.240         $10.482
   Accumulation Unit Value, End of Period................ $10.482         $10.769
   Number of Units Outstanding, End of Period............       0               0
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 4.815         $ 5.125
   Accumulation Unit Value, End of Period................ $ 5.125         $ 5.313
   Number of Units Outstanding, End of Period............   8,260           5,981
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $17.125         $19.481
   Accumulation Unit Value, End of Period................ $19.481         $18.166
   Number of Units Outstanding, End of Period............   9,435           3,549
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 2.174         $ 2.396
   Accumulation Unit Value, End of Period................ $ 2.396         $ 2.647
   Number of Units Outstanding, End of Period............   4,213           4,197
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 8.371         $ 9.137
   Accumulation Unit Value, End of Period................ $ 9.137         $ 9.008
   Number of Units Outstanding, End of Period............  10,532           8,169
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $21.242         $24.431
   Accumulation Unit Value, End of Period................ $24.431         $20.905
   Number of Units Outstanding, End of Period............   6,726           2,455
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.492         $13.070
   Accumulation Unit Value, End of Period................ $13.070         $15.369
   Number of Units Outstanding, End of Period............   6,724           6,207
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 6.302         $ 6.516
   Accumulation Unit Value, End of Period................ $ 6.516         $ 6.632
   Number of Units Outstanding, End of Period............   2,675           1,849
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.752         $ 5.946
   Accumulation Unit Value, End of Period................ $ 5.946         $ 6.151
   Number of Units Outstanding, End of Period............  11,776           7,861



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION) (AGE 65 OR YOUNGER)


                                                              For the Year Ending December 31
                                                          ----------------------------------------
Sub-Accounts                                                2001    2002    2003    2004    2005
------------                                              -------- ------- ------- ------- -------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $11.372 $12.139 $12.088 $12.167
   Accumulation Unit Value, End of Period................ $ 11.372 $12.139 $12.088 $12.167 $12.092
   Number of Units Outstanding, End of Period............   11,607  29,625  18,587  12,264  12,734
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 7.703 $ 5.865 $ 7.176 $ 8.071
   Accumulation Unit Value, End of Period................ $  7.703 $ 5.865 $ 7.176 $ 8.071 $ 8.537
   Number of Units Outstanding, End of Period............   27,701  22,735  22,471  17,843  17,061
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A     N/A $10.000 $12.871 $14.907
   Accumulation Unit Value, End of Period................      N/A     N/A $12.871 $14.907 $16.102
   Number of Units Outstanding, End of Period............      N/A     N/A       0       0       0
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 5.155 $ 3.424 $ 4.432 $ 4.675
   Accumulation Unit Value, End of Period................ $  5.155 $ 3.424 $ 4.432 $ 4.675 $ 4.916
   Number of Units Outstanding, End of Period............        0  10,114  11,261  10,553  10,530
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 9.907 $10.287 $12.109 $12.966
   Accumulation Unit Value, End of Period................ $  9.907 $10.287 $12.109 $12.966 $13.101
   Number of Units Outstanding, End of Period............    5,476      11  10,060  10,115   9,923
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A     N/A $10.000 $11.992 $13.148
   Accumulation Unit Value, End of Period................      N/A     N/A $11.992 $13.148 $13.602
   Number of Units Outstanding, End of Period............      N/A     N/A     454     453     452
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $11.323 $10.132 $11.627 $12.336
   Accumulation Unit Value, End of Period................ $ 11.323 $10.132 $11.627 $12.336 $15.580
   Number of Units Outstanding, End of Period............   34,076  23,297  25,721  23,313  22,633
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 8.691 $ 7.455 $ 8.910 $ 9.532
   Accumulation Unit Value, End of Period................ $  8.691 $ 7.455 $ 8.910 $ 9.532 $ 9.998
   Number of Units Outstanding, End of Period............      574     817   1,366   1,390   1,372
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 4.884 $ 3.716 $ 4.709 $ 5.249
   Accumulation Unit Value, End of Period................ $  4.884 $ 3.716 $ 4.709 $ 5.249 $ 5.599
   Number of Units Outstanding, End of Period............   23,440  30,520  32,387  33,385  33,169
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $10.828 $ 8.601 $10.743 $11.704
   Accumulation Unit Value, End of Period................ $ 10.828 $ 8.601 $10.743 $11.704 $12.076
   Number of Units Outstanding, End of Period............   77,033  91,704  86,267  81,096  79,682
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 4.992 $ 3.451 $ 4.164 $ 4.154
   Accumulation Unit Value, End of Period................ $  4.992 $ 3.451 $ 4.164 $ 4.154 $ 4.241
   Number of Units Outstanding, End of Period............   23,212  25,811  24,883  17,563  16,358
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 9.454 $ 7.384 $ 8.572 $ 9.003
   Accumulation Unit Value, End of Period................ $  9.454 $ 7.384 $ 8.572 $ 9.003 $ 9.993
   Number of Units Outstanding, End of Period............   31,409  29,312  28,446  32,096  31,252
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 9.083 $ 8.841 $10.970 $11.890
   Accumulation Unit Value, End of Period................ $  9.083 $ 8.841 $10.970 $11.890 $12.020
   Number of Units Outstanding, End of Period............    3,526  10,383  12,332   9,798   8,344
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $11.072 $11.712 $11.992 $12.279
   Accumulation Unit Value, End of Period................ $ 11.072 $11.712 $11.992 $12.279 $12.324
   Number of Units Outstanding, End of Period............   30,539  38,894  35,571  30,631  30,525
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 6.834 $ 5.517 $ 6.952 $ 7.921
   Accumulation Unit Value, End of Period................ $  6.834 $ 5.517 $ 6.952 $ 7.921 $ 8.714
   Number of Units Outstanding, End of Period............   35,821  62,304  54,739  62,928  62,761
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 8.101 $ 6.849 $ 9.258 $10.982
   Accumulation Unit Value, End of Period................ $  8.101 $ 6.849 $ 9.258 $10.982 $12.287
   Number of Units Outstanding, End of Period............    5,125   6,642   8,832  11,161      11
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 3.951 $ 3.346 $ 4.370 $ 4.857
   Accumulation Unit Value, End of Period................ $  3.951 $ 3.346 $ 4.370 $ 4.857 $ 5.637
   Number of Units Outstanding, End of Period............    9,417  19,288  21,418  28,551  27,659
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 6.333 $ 4.727 $ 5.893 $ 6.509
   Accumulation Unit Value, End of Period................ $  6.333 $ 4.727 $ 5.893 $ 6.509 $ 6.944
   Number of Units Outstanding, End of Period............   33,986  20,471  15,449  13,960  12,271
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A     N/A $10.000 $12.741 $14.422
   Accumulation Unit Value, End of Period................      N/A     N/A $12.741 $14.422 $15.900
   Number of Units Outstanding, End of Period............      N/A     N/A     271     498     490
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $10.536 $10.454 $10.301 $10.167
   Accumulation Unit Value, End of Period................ $ 10.536 $10.454 $10.301 $10.167 $10.222
   Number of Units Outstanding, End of Period............   11,133  21,809  17,754  14,780  10,371
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 4.656 $ 3.172 $ 4.119 $ 4.455
   Accumulation Unit Value, End of Period................ $  4.656 $ 3.172 $ 4.119 $ 4.455 $ 4.806
   Number of Units Outstanding, End of Period............   66,807  62,435  67,581  68,465  64,622
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $13.533 $11.198 $14.546 $16.463
   Accumulation Unit Value, End of Period................ $ 13.533 $11.198 $14.546 $16.463 $17.094
   Number of Units Outstanding, End of Period............   32,556  40,327  39,945  38,789  37,226
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 2.180 $ 1.449 $ 1.928 $ 2.052
   Accumulation Unit Value, End of Period................ $  2.180 $ 1.449 $ 1.928 $ 2.052 $ 2.170
   Number of Units Outstanding, End of Period............   59,395  95,789  78,574  85,012  82,198
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 8.209 $ 6.262 $ 7.694 $ 8.115
   Accumulation Unit Value, End of Period................ $  8.209 $ 6.262 $ 7.694 $ 8.115 $ 8.356
   Number of Units Outstanding, End of Period............   18,133  26,459  25,550  31,252  30,695
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $13.884 $11.126 $16.325 $20.203
   Accumulation Unit Value, End of Period................ $ 13.884 $11.126 $16.325 $20.203 $21.203
   Number of Units Outstanding, End of Period............   46,067  52,552  49,574  52,133  50,561
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 9.057 $ 6.741 $ 8.251 $ 9.838
   Accumulation Unit Value, End of Period................ $  9.057 $ 6.741 $ 8.251 $ 9.838 $10.473
   Number of Units Outstanding, End of Period............      848   4,169   4,245   4,104   3,983
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 5.536 $ 3.767 $ 4.919 $ 5.720
   Accumulation Unit Value, End of Period................ $  5.536 $ 3.767 $ 4.919 $ 5.720 $ 6.290
   Number of Units Outstanding, End of Period............  101,657  89,328  95,139  97,671  92,136
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 6.097 $ 4.392 $ 5.379 $ 5.540
   Accumulation Unit Value, End of Period................ $  6.097 $ 4.392 $ 5.379 $ 5.540 $ 5.741
   Number of Units Outstanding, End of Period............   53,847  96,293  88,245  86,416  82,195

                                                          For the Year Ending December 31
                                                          -------------------------------
Sub-Accounts                                               2006            2007
------------                                                  -------         -------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.092         $12.239
   Accumulation Unit Value, End of Period................ $12.239         $13.002
   Number of Units Outstanding, End of Period............  12,887          12,449
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 8.537         $ 9.403
   Accumulation Unit Value, End of Period................ $ 9.403         $ 8.578
   Number of Units Outstanding, End of Period............   8,066           6,088
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $16.102         $18.191
   Accumulation Unit Value, End of Period................ $18.191         $16.132
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 4.916         $ 5.354
   Accumulation Unit Value, End of Period................ $ 5.354         $ 5.791
   Number of Units Outstanding, End of Period............   8,370           5,638
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $13.101         $13.655
   Accumulation Unit Value, End of Period................ $13.655         $13.940
   Number of Units Outstanding, End of Period............   9,318           7,046
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $13.602         $15.851
   Accumulation Unit Value, End of Period................ $15.851         $16.035
   Number of Units Outstanding, End of Period............   2,958           6,112
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.580         $13.806
   Accumulation Unit Value, End of Period................ $13.806         $13.664
   Number of Units Outstanding, End of Period............  22,406          21,793
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 9.998         $11.064
   Accumulation Unit Value, End of Period................ $11.064         $11.166
   Number of Units Outstanding, End of Period............   1,340           1,304
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.599         $ 6.764
   Accumulation Unit Value, End of Period................ $ 6.764         $ 7.230
   Number of Units Outstanding, End of Period............  30,644          30,906
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.076         $13.725
   Accumulation Unit Value, End of Period................ $13.725         $12.644
   Number of Units Outstanding, End of Period............  73,306          67,312
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 4.241         $ 4.514
   Accumulation Unit Value, End of Period................ $ 4.514         $ 4.665
   Number of Units Outstanding, End of Period............  11,335          11,529
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 9.993         $10.072
   Accumulation Unit Value, End of Period................ $10.072         $ 9.816
   Number of Units Outstanding, End of Period............  22,968          21,034
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.020         $13.026
   Accumulation Unit Value, End of Period................ $13.026         $13.128
   Number of Units Outstanding, End of Period............   5,843           6,674
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.324         $12.631
   Accumulation Unit Value, End of Period................ $12.631         $13.030
   Number of Units Outstanding, End of Period............  27,354          20,527
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 8.714         $10.913
   Accumulation Unit Value, End of Period................ $10.913         $11.594
   Number of Units Outstanding, End of Period............  49,847          46,135
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.287         $15.328
   Accumulation Unit Value, End of Period................ $15.328         $16.080
   Number of Units Outstanding, End of Period............  13,406           9,526
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.637         $ 6.972
   Accumulation Unit Value, End of Period................ $ 6.972         $ 7.738
   Number of Units Outstanding, End of Period............  27,573          41,323
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 6.944         $ 7.758
   Accumulation Unit Value, End of Period................ $ 7.758         $ 7.213
   Number of Units Outstanding, End of Period............  10,760           4,805
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $15.900         $17.940
   Accumulation Unit Value, End of Period................ $17.940         $17.886
   Number of Units Outstanding, End of Period............     485             779
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.222         $10.463
   Accumulation Unit Value, End of Period................ $10.463         $10.749
   Number of Units Outstanding, End of Period............  16,515          12,626
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 4.806         $ 5.116
   Accumulation Unit Value, End of Period................ $ 5.116         $ 5.303
   Number of Units Outstanding, End of Period............  53,432          41,793
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $17.094         $19.446
   Accumulation Unit Value, End of Period................ $19.446         $18.133
   Number of Units Outstanding, End of Period............  30,448          25,419
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 2.170         $ 2.392
   Accumulation Unit Value, End of Period................ $ 2.392         $ 2.642
   Number of Units Outstanding, End of Period............  75,579          90,153
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 8.356         $ 9.120
   Accumulation Unit Value, End of Period................ $ 9.120         $ 8.991
   Number of Units Outstanding, End of Period............  23,074          19,501
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $21.203         $24.387
   Accumulation Unit Value, End of Period................ $24.387         $20.867
   Number of Units Outstanding, End of Period............  38,690          35,183
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.473         $13.046
   Accumulation Unit Value, End of Period................ $13.046         $15.341
   Number of Units Outstanding, End of Period............   4,380           8,427
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 6.290         $ 6.504
   Accumulation Unit Value, End of Period................ $ 6.504         $ 6.620
   Number of Units Outstanding, End of Period............  83,568          63,968
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.741         $ 5.935
   Accumulation Unit Value, End of Period................ $ 5.935         $ 6.140
   Number of Units Outstanding, End of Period............  66,855          54,132



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)


                                                                For the Year Ending December 31
                                                          --------------------------------------------
Sub-Accounts                                                2000     2001     2002     2003     2004
------------                                              -------- -------- -------- -------- --------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.741 $ 11.237 $ 12.013 $ 11.980
   Accumulation Unit Value, End of Period................ $ 10.741 $ 11.237 $ 12.013 $ 11.980 $ 12.078
   Number of Units Outstanding, End of Period............        0   41,540   77,146   56,002   48,670
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.119 $  7.709 $  5.878 $  7.203
   Accumulation Unit Value, End of Period................ $  9.119 $  7.709 $  5.878 $  7.203 $  8.114
   Number of Units Outstanding, End of Period............        0   22,254   72,164   74,374   70,120
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A      N/A      N/A $ 10.000 $ 12.884
   Accumulation Unit Value, End of Period................      N/A      N/A      N/A $ 12.884 $ 14.945
   Number of Units Outstanding, End of Period............      N/A      N/A      N/A  209,837      104
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.302 $  4.963 $  3.432 $  4.449
   Accumulation Unit Value, End of Period................ $  7.302 $  4.963 $  3.432 $  4.449 $  4.700
   Number of Units Outstanding, End of Period............        0    3,765   24,777   22,488   21,383
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.912 $ 10.074 $ 10.477 $ 12.351
   Accumulation Unit Value, End of Period................ $  9.912 $ 10.074 $ 10.477 $ 12.351 $ 13.245
   Number of Units Outstanding, End of Period............    5,450   28,421   42,108   40,849   52,855
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A      N/A      N/A $ 10.000 $ 12.004
   Accumulation Unit Value, End of Period................      N/A      N/A      N/A $ 12.004 $ 13.181
   Number of Units Outstanding, End of Period............      N/A      N/A      N/A      223    2,797
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.873 $ 10.725 $  9.611 $ 11.046
   Accumulation Unit Value, End of Period................ $ 10.873 $ 10.725 $  9.611 $ 11.046 $ 11.737
   Number of Units Outstanding, End of Period............      461   17,197   47,268   53,713   51,858
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.699 $  8.713 $  7.484 $  8.959
   Accumulation Unit Value, End of Period................ $  9.699 $  8.713 $  7.484 $  8.959 $  9.599
   Number of Units Outstanding, End of Period............    2,983    8,340   24,192   19,413   18,201
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.461 $  5.145 $  3.921 $  4.976
   Accumulation Unit Value, End of Period................ $  7.461 $  5.145 $  3.921 $  4.976 $  5.555
   Number of Units Outstanding, End of Period............    5,344   26,885   17,230   19,624   18,863
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.834 $  9.958 $  7.922 $  9.909
   Accumulation Unit Value, End of Period................ $ 10.834 $  9.958 $  7.922 $  9.909 $ 10.812
   Number of Units Outstanding, End of Period............   29,010  135,441  272,704  242,304  221,808
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.357 $  4.905 $  3.396 $  4.104
   Accumulation Unit Value, End of Period................ $  7.357 $  4.905 $  3.396 $  4.104 $  4.101
   Number of Units Outstanding, End of Period............   66,432  147,862  199,911  209,837  280,301
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 12.207 $  9.618 $  7.524 $  8.747
   Accumulation Unit Value, End of Period................ $ 12.207 $  9.618 $  7.524 $  8.747 $  9.201
   Number of Units Outstanding, End of Period............    1,459    9,401   13,106   16,227   27,201
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.145 $  9.307 $  9.073 $ 11.275
   Accumulation Unit Value, End of Period................ $  9.145 $  9.307 $  9.073 $ 11.275 $ 12.240
   Number of Units Outstanding, End of Period............    2,519   14,259   28,759   39,363   45,960
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.604 $ 11.172 $ 11.836 $ 12.137
   Accumulation Unit Value, End of Period................ $ 10.604 $ 11.172 $ 11.836 $ 12.137 $ 12.447
   Number of Units Outstanding, End of Period............      129   15,056   83,118   74,879   78,117
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.154 $  7.135 $  5.769 $  7.281
   Accumulation Unit Value, End of Period................ $  9.154 $  7.135 $  5.769 $  7.281 $  8.308
   Number of Units Outstanding, End of Period............   30,807   86,352  195,339  158,436  139,656
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.977 $  7.758 $  6.569 $  8.893
   Accumulation Unit Value, End of Period................ $  9.977 $  7.758 $  6.569 $  8.893 $ 10.565
   Number of Units Outstanding, End of Period............    1,633   31,635   49,812   47,622   45,770
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  6.623 $  4.638 $  3.934 $  5.146
   Accumulation Unit Value, End of Period................ $  6.623 $  4.638 $  3.934 $  5.146 $  5.728
   Number of Units Outstanding, End of Period............   14,011   21,788   33,399   27,083   24,899
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.347 $  6.165 $  4.609 $  5.754
   Accumulation Unit Value, End of Period................ $  8.347 $  6.165 $  4.609 $  5.754 $  6.365
   Number of Units Outstanding, End of Period............   63,192  103,926   87,628   91,950   80,575
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........      N/A      N/A      N/A $ 10.000 $ 12.753
   Accumulation Unit Value, End of Period................      N/A      N/A      N/A $ 12.753 $ 14.458
   Number of Units Outstanding, End of Period............      N/A      N/A      N/A      211    6,271
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 10.281 $ 10.476 $ 10.410 $ 10.274
   Accumulation Unit Value, End of Period................ $ 10.281 $ 10.476 $ 10.410 $ 10.274 $ 10.155
   Number of Units Outstanding, End of Period............        0   11,827   27,176   91,950   15,946
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  7.145 $  4.901 $  3.344 $  4.349
   Accumulation Unit Value, End of Period................ $  7.145 $  4.901 $  3.344 $  4.349 $  4.711
   Number of Units Outstanding, End of Period............   27,467  129,106  206,902  196,015  158,361
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 11.974 $ 12.148 $ 10.067 $ 13.097
   Accumulation Unit Value, End of Period................ $ 11.974 $ 12.148 $ 10.067 $ 13.097 $ 14.846
   Number of Units Outstanding, End of Period............   10,866   68,963  140,505  142,195  138,540
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  6.118 $  3.262 $  2.171 $  2.893
   Accumulation Unit Value, End of Period................ $  6.118 $  3.262 $  2.171 $  2.893 $  3.084
   Number of Units Outstanding, End of Period............   16,542  27,.341   37,142   25,842   22,048
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  9.571 $  7.628 $  5.827 $  7.171
   Accumulation Unit Value, End of Period................ $  9.571 $  7.628 $  5.827 $  7.171 $  7.575
   Number of Units Outstanding, End of Period............   15,213   62,169  111,007  106,068   85,801
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 11.532 $ 13.377 $ 10.736 $ 15.777
   Accumulation Unit Value, End of Period................ $ 11.532 $ 13.377 $ 10.736 $ 15.777 $ 19.555
   Number of Units Outstanding, End of Period............   10,172   36,049   70,905   62,922   60,295
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $ 11.197 $  8.540 $  6.366 $  7.804
   Accumulation Unit Value, End of Period................ $ 11.197 $  8.540 $  6.366 $  7.804 $  9.319
   Number of Units Outstanding, End of Period............    2,551   17,321   18,888   16,554   25,992
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.452 $  5.518 $  3.761 $  4.918
   Accumulation Unit Value, End of Period................ $  8.452 $  5.518 $  3.761 $  4.918 $  5.728
   Number of Units Outstanding, End of Period............   38,002  118,606  167,461  243,080  258,076
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.000 $  8.211 $  6.256 $  4.513 $  5.536
   Accumulation Unit Value, End of Period................ $  8.211 $  6.256 $  4.513 $  5.536 $  5.710
   Number of Units Outstanding, End of Period............  163,084  282,238  408,355  363,739  356,761

                                                          For the Year Ending December 31
                                                          -------------------------------
Sub-Accounts                                                2005       2006       2007
------------                                               --------   --------  --------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 12.078   $ 12.021   $ 12.186
   Accumulation Unit Value, End of Period................ $ 12.021   $ 12.186   $ 12.966
   Number of Units Outstanding, End of Period............   50,722     43,977     30,146
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.114   $  8.596   $  9.482
   Accumulation Unit Value, End of Period................ $  8.596   $  9.482   $  8.663
   Number of Units Outstanding, End of Period............   40,134     34,989     25,753
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 14.945   $ 16.168   $ 18.294
   Accumulation Unit Value, End of Period................ $ 16.168   $ 18.294   $ 16.247
   Number of Units Outstanding, End of Period............       48      1,850      2,112
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  4.700   $  4.950   $  5.399
   Accumulation Unit Value, End of Period................ $  4.950   $  5.399   $  5.848
   Number of Units Outstanding, End of Period............   13,979     13,457     11,304
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.245   $ 13.404   $ 13.992
   Accumulation Unit Value, End of Period................ $ 13.404   $ 13.992   $ 14.306
   Number of Units Outstanding, End of Period............   52,667     45,691     36,476
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 13.181   $ 13.657   $ 15.940
   Accumulation Unit Value, End of Period................ $ 13.657   $ 15.940   $ 16.150
   Number of Units Outstanding, End of Period............    4,157      6,031      9,634
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 11.737   $ 11.988   $ 13.176
   Accumulation Unit Value, End of Period................ $ 11.988   $ 13.176   $ 13.061
   Number of Units Outstanding, End of Period............   43,832     39,455     33,534
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  9.599   $ 10.084   $ 11.177
   Accumulation Unit Value, End of Period................ $ 10.084   $ 11.177   $ 11.297
   Number of Units Outstanding, End of Period............   17,789     15,704     13,176
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  5.555   $  5.934   $  7.181
   Accumulation Unit Value, End of Period................ $  5.934   $  7.181   $  7.687
   Number of Units Outstanding, End of Period............   13,612     10,222      4,379
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.812   $ 11.173   $ 12.719
   Accumulation Unit Value, End of Period................ $ 11.173   $ 12.719   $ 11.734
   Number of Units Outstanding, End of Period............  178,056    139,397     93,231
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  4.101   $  4.193   $  4.470
   Accumulation Unit Value, End of Period................ $  4.193   $  4.470   $  4.626
   Number of Units Outstanding, End of Period............  275,130    286,675    202,415
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  9.201   $ 10.229   $ 10.325
   Accumulation Unit Value, End of Period................ $ 10.229   $ 10.325   $ 10.078
   Number of Units Outstanding, End of Period............   27,703     27,971     22,982
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 12.240   $ 12.392   $ 13.450
   Accumulation Unit Value, End of Period................ $ 12.392   $ 13.450   $ 13.576
   Number of Units Outstanding, End of Period............   41,020     35,640     35,672
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 12.447   $ 12.512   $ 12.843
   Accumulation Unit Value, End of Period................ $ 12.512   $ 12.843   $ 13.270
   Number of Units Outstanding, End of Period............   68,984     60,944     44,710
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  8.308   $  9.154   $ 11.482
   Accumulation Unit Value, End of Period................ $  9.154   $ 11.482   $ 12.217
   Number of Units Outstanding, End of Period............  107,497     86,834     63,410
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.565   $ 11.838   $ 14.791
   Accumulation Unit Value, End of Period................ $ 11.838   $ 14.791   $ 15.541
   Number of Units Outstanding, End of Period............   40,872     38,160     26,298
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  5.728   $  6.658   $  8.247
   Accumulation Unit Value, End of Period................ $  6.658   $  8.247   $  9.168
   Number of Units Outstanding, End of Period............    6,012     19,259     18,372
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  6.365   $  6.801   $  7.609
   Accumulation Unit Value, End of Period................ $  6.801   $  7.609   $  7.086
   Number of Units Outstanding, End of Period............   74,172     67,441     36,131
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 14.458   $ 15.965   $ 18.041
   Accumulation Unit Value, End of Period................ $ 15.965   $ 18.041   $ 18.014
   Number of Units Outstanding, End of Period............    6,718      5,720      3,058
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 10.155   $ 10.225   $ 10.483
   Accumulation Unit Value, End of Period................ $ 10.225   $ 10.483   $ 10.786
   Number of Units Outstanding, End of Period............   13,584     12,581     19,191
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  4.711   $  5.089   $  5.426
   Accumulation Unit Value, End of Period................ $  5.089   $  5.426   $  5.633
   Number of Units Outstanding, End of Period............  103,464     95,624     75,269
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 14.846   $ 15.438   $ 17.589
   Accumulation Unit Value, End of Period................ $ 15.438   $ 17.589   $ 16.427
   Number of Units Outstanding, End of Period............  132,245    119,380     86,758
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  3.084   $  3.266   $  3.606
   Accumulation Unit Value, End of Period................ $  3.266   $  3.606   $  3.990
   Number of Units Outstanding, End of Period............   15,510     13,056     12,828
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  7.575   $  7.812   $  8.539
   Accumulation Unit Value, End of Period................ $  7.812   $  8.539   $  8.431
   Number of Units Outstanding, End of Period............   60,976     51,543     29,100
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 19.555   $ 20.554   $ 23.676
   Accumulation Unit Value, End of Period................ $ 20.554   $ 23.676   $ 20.291
   Number of Units Outstanding, End of Period............   45,876     38,748     25,592
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  9.319   $  9.936   $ 12.396
   Accumulation Unit Value, End of Period................ $  9.936   $ 12.396   $ 14.599
   Number of Units Outstanding, End of Period............   38,084     33,280     17,772
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  5.728   $  6.308   $  6.533
   Accumulation Unit Value, End of Period................ $  6.308   $  6.533   $  6.659
   Number of Units Outstanding, End of Period............  209,955    168,849     94,470
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $  5.710   $  5.927   $  6.137
   Accumulation Unit Value, End of Period................ $  5.927   $  6.137   $  6.358
   Number of Units Outstanding, End of Period............  307,379    247,596    174,289



* The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS were first offered on
  April 28, 2000. The Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option under the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS on April 28, 2000, except the Putnam VT Technology Sub-Account, which was first offered on July 17, 2000, the Putnam VT Capital Appreciation and Voyager II Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (AGE 65 OR YOUNGER)


                                                              For the Year Ending December 31
                                                          ---------------------------------------
Sub-Accounts                                               2001    2002    2003    2004    2005
------------                                              ------- ------- ------- ------- -------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.250 $12.021 $11.983 $12.074
   Accumulation Unit Value, End of Period................ $11.250 $12.021 $11.983 $12.074 $12.011
   Number of Units Outstanding, End of Period............     801   1,162   1,049   1,116   1,014
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 7.713 $ 5.878 $ 7.200 $ 8.106
   Accumulation Unit Value, End of Period................ $ 7.713 $ 5.878 $ 7.200 $ 8.106 $ 8.583
   Number of Units Outstanding, End of Period............   4,084   4,069   4,051     930     926
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $10.000 $12.880 $14.933
   Accumulation Unit Value, End of Period................     N/A     N/A $12.880 $14.933 $16.146
   Number of Units Outstanding, End of Period............     N/A     N/A       0       0       0
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.159 $ 3.432 $ 4.447 $ 4.695
   Accumulation Unit Value, End of Period................ $ 5.159 $ 3.432 $ 4.447 $ 4.695 $ 4.942
   Number of Units Outstanding, End of Period............       0   3,195   2,778   2,110   1,191
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.086 $10.484 $12.354 $13.241
   Accumulation Unit Value, End of Period................ $10.086 $10.484 $12.354 $13.241 $13.393
   Number of Units Outstanding, End of Period............   5,676   4,652   3,893   2,352   2,200
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $10.000 $12.000 $13.170
   Accumulation Unit Value, End of Period................     N/A     N/A $12.000 $13.170 $13.639
   Number of Units Outstanding, End of Period............     N/A     N/A       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.738 $ 9.617 $11.048 $11.734
   Accumulation Unit Value, End of Period................ $10.738 $ 9.617 $11.048 $11.734 $11.978
   Number of Units Outstanding, End of Period............     436   1,439   1,038   1,026     685
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 8.723 $ 7.490 $ 8.961 $ 9.596
   Accumulation Unit Value, End of Period................ $ 8.723 $ 7.490 $ 8.961 $ 9.596 $10.076
   Number of Units Outstanding, End of Period............   1,562   1,556   1,549     867     863
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.151 $ 3.924 $ 4.977 $ 5.553
   Accumulation Unit Value, End of Period................ $ 5.151 $ 3.924 $ 4.977 $ 5.553 $ 5.929
   Number of Units Outstanding, End of Period............     610   2,322   1,055       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.970 $ 7.927 $ 9.911 $10.809
   Accumulation Unit Value, End of Period................ $ 9.970 $ 7.927 $ 9.911 $10.809 $11.164
   Number of Units Outstanding, End of Period............   6,041  14,261  13,133   9,611   5,907
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.140 $ 3.399 $ 4.105 $ 4.099
   Accumulation Unit Value, End of Period................ $ 5.140 $ 3.399 $ 4.105 $ 4.099 $ 4.189
   Number of Units Outstanding, End of Period............       0       0       0       0       0
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.630 $ 7.529 $ 8.748 $ 9.198
   Accumulation Unit Value, End of Period................ $ 9.630 $ 7.529 $ 8.748 $ 9.198 $10.220
   Number of Units Outstanding, End of Period............   4,727   2,379   2,377   1,557   1,556
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.318 $ 9.080 $11.277 $12.236
   Accumulation Unit Value, End of Period................ $ 9.318 $ 9.080 $11.277 $12.236 $12.382
   Number of Units Outstanding, End of Period............   1,025  18,435   3,279   2,828     865
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.185 $11.844 $12.139 $12.443
   Accumulation Unit Value, End of Period................ $11.185 $11.844 $12.139 $12.443 $12.502
   Number of Units Outstanding, End of Period............     809   9,411   8,569   7,817   8,166
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 7.144 $ 5.773 $ 7.282 $ 8.305
   Accumulation Unit Value, End of Period................ $ 7.144 $ 5.773 $ 7.282 $ 8.305 $ 9.146
   Number of Units Outstanding, End of Period............   2,541  14,364  14,000  13,534  13,173
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 8.277 $ 6.574 $ 8.894 $10.562
   Accumulation Unit Value, End of Period................ $ 8.277 $ 6.574 $ 8.894 $10.562 $11.828
   Number of Units Outstanding, End of Period............       0       0       0       0       0
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.644 $ 3.936 $ 5.147 $ 5.726
   Accumulation Unit Value, End of Period................ $ 4.644 $ 3.936 $ 5.147 $ 5.726 $ 6.652
   Number of Units Outstanding, End of Period............     661   2,134   1,972   1,314       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 6.172 $ 4.612 $ 5.755 $ 6.362
   Accumulation Unit Value, End of Period................ $ 6.172 $ 4.612 $ 5.755 $ 6.362 $ 6.795
   Number of Units Outstanding, End of Period............   2,612  10,714  10,600  10,427   8,117
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $10.000 $12.749 $14.446
   Accumulation Unit Value, End of Period................     N/A     N/A $12.749 $14.446 $15.944
   Number of Units Outstanding, End of Period............     N/A     N/A       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.472 $10.417 $10.276 $10.152
   Accumulation Unit Value, End of Period................ $10.472 $10.417 $10.276 $10.152 $10.217
   Number of Units Outstanding, End of Period............       0  11,326   5,828       0       0
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.907 $ 3.346 $ 4.350 $ 4.710
   Accumulation Unit Value, End of Period................ $ 4.907 $ 3.346 $ 4.350 $ 4.710 $ 5.085
   Number of Units Outstanding, End of Period............   4,200  15,119  15,166  12,212  10,637
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $12.162 $10.074 $13.099 $14.841
   Accumulation Unit Value, End of Period................ $12.162 $10.074 $13.099 $14.841 $15.426
   Number of Units Outstanding, End of Period............     312   4,006   3,970   3,941   3,926
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 3.266 $ 2.173 $ 2.894 $ 3.083
   Accumulation Unit Value, End of Period................ $ 3.266 $ 2.173 $ 2.894 $ 3.083 $ 3.264
   Number of Units Outstanding, End of Period............   1,478   6,113   6,077   5,694   5,667
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 7.637 $ 5.831 $ 7.172 $ 7.572
   Accumulation Unit Value, End of Period................ $ 7.637 $ 5.831 $ 7.172 $ 7.572 $ 7.805
   Number of Units Outstanding, End of Period............   8,988  17,581  17,461  12,182  12,052
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $13.393 $10.743 $15.780 $19.548
   Accumulation Unit Value, End of Period................ $13.393 $10.743 $15.780 $19.548 $20.537
   Number of Units Outstanding, End of Period............   1,722   2,842   2,873   1,246   1,240
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 8.550 $ 6.371 $ 7.805 $ 9.316
   Accumulation Unit Value, End of Period................ $ 8.550 $ 6.371 $ 7.805 $ 9.316 $ 9.928
   Number of Units Outstanding, End of Period............     552       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.525 $ 3.763 $ 4.919 $ 5.726
   Accumulation Unit Value, End of Period................ $ 5.525 $ 3.763 $ 4.919 $ 5.726 $ 6.303
   Number of Units Outstanding, End of Period............   3,046  13,645  13,530  12,181  12,080
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 6.263 $ 4.516 $ 5.537 $ 5.708
   Accumulation Unit Value, End of Period................ $ 6.263 $ 4.516 $ 5.537 $ 5.708 $ 5.922
   Number of Units Outstanding, End of Period............   2,798  10,785  10,310   7,697     900

                                                             For the Year Ending December 31
                                                             -------------------------------
   Sub-Accounts                                               2006            2007
   ------------                                                  -------         -------
   Putnam VT American Government Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $12.011         $12.169
      Accumulation Unit Value, End of Period................ $12.169         $12.942
      Number of Units Outstanding, End of Period............      29              28
   Putnam VT Capital Appreciation Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $ 8.583         $ 9.463
      Accumulation Unit Value, End of Period................ $ 9.463         $ 8.641
      Number of Units Outstanding, End of Period............     923             919
   Putnam VT Capital Opportunities Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $16.146         $18.259
      Accumulation Unit Value, End of Period................ $18.259         $16.208
      Number of Units Outstanding, End of Period............       0               0
   Putnam VT Discovery Growth Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $ 4.942         $ 5.388
      Accumulation Unit Value, End of Period................ $ 5.388         $ 5.833
      Number of Units Outstanding, End of Period............   1,188           1,184
   Putnam VT Diversified Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $13.393         $13.973
      Accumulation Unit Value, End of Period................ $13.973         $14.280
      Number of Units Outstanding, End of Period............   1,177           1,171
   Putnam VT Equity Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $13.639         $15.910
      Accumulation Unit Value, End of Period................ $15.910         $16.112
      Number of Units Outstanding, End of Period............       0               0
   Putnam VT The George Putnam Fund of Boston - Class IB
      Accumulation Unit Value, Beginning of Period.......... $11.978         $13.158
      Accumulation Unit Value, End of Period................ $13.158         $13.037
      Number of Units Outstanding, End of Period............     499             498
   Putnam VT Global Asset Allocation Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $10.076         $11.161
      Accumulation Unit Value, End of Period................ $11.161         $11.276
      Number of Units Outstanding, End of Period............     860             857
   Putnam VT Global Equity Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $ 5.929         $ 7.171
      Accumulation Unit Value, End of Period................ $ 7.171         $ 7.673
      Number of Units Outstanding, End of Period............       0               0
   Putnam VT Growth and Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $11.164         $12.702
      Accumulation Unit Value, End of Period................ $12.702         $11.713
      Number of Units Outstanding, End of Period............   4,097           4,043
   Putnam VT Growth Opportunities Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $ 4.189         $ 4.463
      Accumulation Unit Value, End of Period................ $ 4.463         $ 4.617
      Number of Units Outstanding, End of Period............       0               0
   Putnam VT Health Sciences Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $10.220         $10.312
      Accumulation Unit Value, End of Period................ $10.312         $10.059
      Number of Units Outstanding, End of Period............     598             596
   Putnam VT High Yield Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $12.382         $13.432
      Accumulation Unit Value, End of Period................ $13.432         $13.551
      Number of Units Outstanding, End of Period............       0               0
   Putnam VT Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $12.502         $12.826
      Accumulation Unit Value, End of Period................ $12.826         $13.245
      Number of Units Outstanding, End of Period............   7,655           7,271
   Putnam VT International Equity Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $ 9.146         $11.466
      Accumulation Unit Value, End of Period................ $11.466         $12.195
      Number of Units Outstanding, End of Period............  11,352          10,982
   Putnam VT International Growth and Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $11.828         $14.771
      Accumulation Unit Value, End of Period................ $14.771         $15.512
      Number of Units Outstanding, End of Period............       0               0
   Putnam VT International New Opportunities Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $ 6.652         $ 8.236
      Accumulation Unit Value, End of Period................ $ 8.236         $ 9.151
      Number of Units Outstanding, End of Period............       0               0
   Putnam VT Investors Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $ 6.795         $ 7.599
      Accumulation Unit Value, End of Period................ $ 7.599         $ 7.072
      Number of Units Outstanding, End of Period............  11,140          11,303
   Putnam VT Mid Cap Value Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $15.944         $18.007
      Accumulation Unit Value, End of Period................ $18.007         $17.971
      Number of Units Outstanding, End of Period............       0               0
   Putnam VT Money Market Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $10.217         $10.469
      Accumulation Unit Value, End of Period................ $10.469         $10.766
      Number of Units Outstanding, End of Period............       0               0
   Putnam VT New Opportunities Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $ 5.085         $ 5.419
      Accumulation Unit Value, End of Period................ $ 5.419         $ 5.623
      Number of Units Outstanding, End of Period............   9,007           8,980
   Putnam VT New Value Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $15.426         $17.566
      Accumulation Unit Value, End of Period................ $17.566         $16.396
      Number of Units Outstanding, End of Period............   3,644           3,633
   Putnam VT OTC & Emerging Growth Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $ 3.264         $ 3.601
      Accumulation Unit Value, End of Period................ $ 3.601         $ 3.982
      Number of Units Outstanding, End of Period............   1,884           1,879
   Putnam VT Research Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $ 7.805         $ 8.528
      Accumulation Unit Value, End of Period................ $ 8.528         $ 8.416
      Number of Units Outstanding, End of Period............   9,663           9,664
   Putnam VT Small Cap Value Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $20.537         $23.644
      Accumulation Unit Value, End of Period................ $23.644         $20.253
      Number of Units Outstanding, End of Period............     358             357
   Putnam VT Utilities Growth and Income Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $ 9.928         $12.379
      Accumulation Unit Value, End of Period................ $12.379         $14.572
      Number of Units Outstanding, End of Period............       0               0
   Putnam VT Vista Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $ 6.303         $ 6.524
      Accumulation Unit Value, End of Period................ $ 6.524         $ 6.647
      Number of Units Outstanding, End of Period............  11,363          11,322
   Putnam VT Voyager Fund - Class IB
      Accumulation Unit Value, Beginning of Period.......... $ 5.922         $ 6.128
      Accumulation Unit Value, End of Period................ $ 6.128         $ 6.346
      Number of Units Outstanding, End of Period............     897             895



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (AGES 66-75)


                                                              For the Year Ending December 31
                                                          ---------------------------------------
Sub-Accounts                                               2001    2002    2003    2004    2005
------------                                              ------- ------- ------- ------- -------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.163 $11.991 $11.934 $12.006
   Accumulation Unit Value, End of Period................ $11.163 $11.991 $11.934 $12.006 $11.926
   Number of Units Outstanding, End of Period............       0       0       0       0       0
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 7.705 $ 5.863 $ 7.171 $ 8.060
   Accumulation Unit Value, End of Period................ $ 7.705 $ 5.863 $ 7.171 $ 8.060 $ 8.522
   Number of Units Outstanding, End of Period............   7,227   7,227   7,227   3,613   3,613
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $10.000 $12.867 $14.895
   Accumulation Unit Value, End of Period................     N/A     N/A $12.867 $14.895 $16.080
   Number of Units Outstanding, End of Period............     N/A     N/A       0       0       0
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.157 $ 3.423 $ 4.429 $ 4.669
   Accumulation Unit Value, End of Period................ $ 5.157 $ 3.423 $ 4.429 $ 4.669 $ 4.907
   Number of Units Outstanding, End of Period............       0       0       0       0       0
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.076 $10.458 $12.303 $13.167
   Accumulation Unit Value, End of Period................ $10.076 $10.458 $12.303 $13.167 $13.298
   Number of Units Outstanding, End of Period............     703     703     703     703       0
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $10.000 $11.988 $13.137
   Accumulation Unit Value, End of Period................     N/A     N/A $11.988 $13.137 $13.583
   Number of Units Outstanding, End of Period............     N/A     N/A       0       0       0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.727 $ 9.593 $11.003 $11.668
   Accumulation Unit Value, End of Period................ $10.727 $ 9.593 $11.003 $11.668 $11.893
   Number of Units Outstanding, End of Period............   1,273   4,898   4,898   4,744   4,585
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 8.868 $ 7.470 $ 8.924 $ 9.542
   Accumulation Unit Value, End of Period................ $ 8.868 $ 7.470 $ 8.924 $ 9.542 $10.004
   Number of Units Outstanding, End of Period............       0       0       0       0       0
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.146 $ 3.914 $ 4.957 $ 5.522
   Accumulation Unit Value, End of Period................ $ 5.146 $ 3.914 $ 4.957 $ 5.522 $ 5.887
   Number of Units Outstanding, End of Period............     310     310     310     310     310
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.960 $ 7.907 $ 9.871 $10.748
   Accumulation Unit Value, End of Period................ $ 9.960 $ 7.907 $ 9.871 $10.748 $11.085
   Number of Units Outstanding, End of Period............  10,987  15,117  14,154  13,980  13,124
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.906 $ 3.390 $ 4.088 $ 4.076
   Accumulation Unit Value, End of Period................ $ 4.906 $ 3.390 $ 4.088 $ 4.076 $ 4.159
   Number of Units Outstanding, End of Period............     794     791       0       0       0
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.620 $ 7.509 $ 8.713 $ 9.147
   Accumulation Unit Value, End of Period................ $ 9.620 $ 7.509 $ 8.713 $ 9.147 $10.147
   Number of Units Outstanding, End of Period............     871     871     871     871     162
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.309 $ 9.057 $11.231 $12.167
   Accumulation Unit Value, End of Period................ $ 9.309 $ 9.057 $11.231 $12.167 $12.294
   Number of Units Outstanding, End of Period............  22,140       0       0       0       0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.174 $11.814 $12.090 $12.374
   Accumulation Unit Value, End of Period................ $11.174 $11.814 $12.090 $12.374 $12.413
   Number of Units Outstanding, End of Period............     647   3,889   3,889   3,749   3,607
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 7.137 $ 5.758 $ 7.253 $ 8.259
   Accumulation Unit Value, End of Period................ $ 7.137 $ 5.758 $ 7.253 $ 8.259 $ 9.081
   Number of Units Outstanding, End of Period............   1,062   1,058       0       0       0
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 8.273 $ 6.557 $ 8.858 $10.502
   Accumulation Unit Value, End of Period................ $ 8.273 $ 6.557 $ 8.858 $10.502 $11.744
   Number of Units Outstanding, End of Period............       0       0       0       0       0
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.806 $ 3.962 $ 5.126 $ 5.694
   Accumulation Unit Value, End of Period................ $ 4.806 $ 3.926 $ 5.126 $ 5.694 $ 6.605
   Number of Units Outstanding, End of Period............       0       0       0       0       0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 6.166 $ 4.600 $ 5.731 $ 6.327
   Accumulation Unit Value, End of Period................ $ 6.166 $ 4.600 $ 5.731 $ 6.327 $ 6.747
   Number of Units Outstanding, End of Period............     934     930       0       0       0
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $10.000 $12.736 $14.409
   Accumulation Unit Value, End of Period................     N/A     N/A $12.736 $14.409 $15.879
   Number of Units Outstanding, End of Period............     N/A     N/A       0       0       0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.478 $10.390 $10.234 $10.095
   Accumulation Unit Value, End of Period................ $10.478 $10.390 $10.234 $10.095 $10.144
   Number of Units Outstanding, End of Period............       0       0       0   3,745   3,745
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.902 $ 3.338 $ 4.332 $ 4.683
   Accumulation Unit Value, End of Period................ $ 4.902 $ 3.338 $ 4.332 $ 4.683 $ 5.049
   Number of Units Outstanding, End of Period............   1,348   1,348   1,348   1,348       0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $12.374 $10.049 $13.046 $14.758
   Accumulation Unit Value, End of Period................ $12.374 $10.049 $13.046 $14.758 $15.316
   Number of Units Outstanding, End of Period............       0       0       0       0       0
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 3.263 $ 2.167 $ 2.882 $ 3.066
   Accumulation Unit Value, End of Period................ $ 3.263 $ 2.167 $ 2.882 $ 3.066 $ 3.241
   Number of Units Outstanding, End of Period............   1,215   1,210       0       0       0
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 7.629 $ 5.816 $ 7.143 $ 7.530
   Accumulation Unit Value, End of Period................ $ 7.629 $ 5.816 $ 7.143 $ 7.530 $ 7.749
   Number of Units Outstanding, End of Period............   5,566  11,170  11,170   9,069   7,954
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $13.379 $10.716 $15.716 $19.439
   Accumulation Unit Value, End of Period................ $13.379 $10.716 $15.716 $19.439 $20.391
   Number of Units Outstanding, End of Period............     300     299       0       0       0
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.282 $ 6.354 $ 7.773 $ 9.263
   Accumulation Unit Value, End of Period................ $ 9.282 $ 6.354 $ 7.773 $ 9.263 $ 9.857
   Number of Units Outstanding, End of Period............       0       0       0       0       0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.652 $ 3.754 $ 4.899 $ 5.694
   Accumulation Unit Value, End of Period................ $ 5.652 $ 3.754 $ 4.899 $ 5.694 $ 6.258
   Number of Units Outstanding, End of Period............       0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 6.257 $ 4.505 $ 5.514 $ 5.676
   Accumulation Unit Value, End of Period................ $ 6.257 $ 4.505 $ 5.514 $ 5.676 $ 5.880
   Number of Units Outstanding, End of Period............     869     866     252     252     252

                                                          For the Year Ending December 31
                                                          -------------------------------
Sub-Accounts                                               2006            2007
------------                                                  -------         -------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $11.926         $12.064
   Accumulation Unit Value, End of Period................ $12.064         $12.811
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 8.522         $ 9.381
   Accumulation Unit Value, End of Period................ $ 9.381         $ 8.554
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $16.080         $18.158
   Accumulation Unit Value, End of Period................ $18.158         $16.093
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 4.907         $ 5.342
   Accumulation Unit Value, End of Period................ $ 5.342         $ 5.774
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $13.298         $13.853
   Accumulation Unit Value, End of Period................ $13.853         $14.135
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $13.583         $15.821
   Accumulation Unit Value, End of Period................ $15.821         $15.997
   Number of Units Outstanding, End of Period............       0               0
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $11.893         $13.045
   Accumulation Unit Value, End of Period................ $13.045         $12.904
   Number of Units Outstanding, End of Period............   4,437           4,274
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.004         $11.065
   Accumulation Unit Value, End of Period................ $11.065         $11.161
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.887         $ 7.109
   Accumulation Unit Value, End of Period................ $ 7.109         $ 7.595
   Number of Units Outstanding, End of Period............     310             310
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $11.085         $12.592
   Accumulation Unit Value, End of Period................ $12.592         $11.594
   Number of Units Outstanding, End of Period............  12,956           5,914
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 4.159         $ 4.425
   Accumulation Unit Value, End of Period................ $ 4.425         $ 4.570
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.147         $10.223
   Accumulation Unit Value, End of Period................ $10.223         $ 9.957
   Number of Units Outstanding, End of Period............     162             162
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.294         $13.316
   Accumulation Unit Value, End of Period................ $13.316         $13.413
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.413         $12.715
   Accumulation Unit Value, End of Period................ $12.715         $13.111
   Number of Units Outstanding, End of Period............   3,473           3,325
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 9.081         $11.367
   Accumulation Unit Value, End of Period................ $11.367         $12.071
   Number of Units Outstanding, End of Period............       0               0
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $11.744         $14.644
   Accumulation Unit Value, End of Period................ $14.644         $15.355
   Number of Units Outstanding, End of Period............       0               0
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 6.605         $ 8.165
   Accumulation Unit Value, End of Period................ $ 8.165         $ 9.058
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 6.747         $ 7.534
   Accumulation Unit Value, End of Period................ $ 7.534         $ 7.001
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $15.879         $17.907
   Accumulation Unit Value, End of Period................ $17.907         $17.843
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.144         $10.379
   Accumulation Unit Value, End of Period................ $10.379         $10.657
   Number of Units Outstanding, End of Period............       0               0
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.049         $ 5.372
   Accumulation Unit Value, End of Period................ $ 5.372         $ 5.566
   Number of Units Outstanding, End of Period............       0               0
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $15.316         $17.414
   Accumulation Unit Value, End of Period................ $17.414         $16.230
   Number of Units Outstanding, End of Period............       0               0
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 3.241         $ 3.570
   Accumulation Unit Value, End of Period................ $ 3.570         $ 3.942
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 7.749         $ 8.454
   Accumulation Unit Value, End of Period................ $ 8.454         $ 8.330
   Number of Units Outstanding, End of Period............   5,862           5,613
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $20.391         $23.440
   Accumulation Unit Value, End of Period................ $23.440         $20.047
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 9.857         $12.272
   Accumulation Unit Value, End of Period................ $12.272         $14.424
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 6.258         $ 6.468
   Accumulation Unit Value, End of Period................ $ 6.468         $ 6.579
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.880         $ 6.075
   Accumulation Unit Value, End of Period................ $ 6.075         $ 6.282
   Number of Units Outstanding, End of Period............     252             252



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contract as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

                                                              For the Year Ending December 31
                                                          ---------------------------------------
Sub-Accounts                                               2001    2002    2003    2004    2005
------------                                              ------- ------- ------- ------- -------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.222 $11.972 $11.915 $11.988
   Accumulation Unit Value, End of Period................ $11.222 $11.972 $11.915 $11.988 $11.908
   Number of Units Outstanding, End of Period............     290   4,222   3,555   2,919   4,222
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 7.698 $ 5.858 $ 7.164 $ 8.053
   Accumulation Unit Value, End of Period................ $ 7.698 $ 5.858 $ 7.164 $ 8.053 $ 8.514
   Number of Units Outstanding, End of Period............   5,943  12,843  10,211   9,765      10
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $10.000 $12.867 $14.895
   Accumulation Unit Value, End of Period................     N/A     N/A $12.867 $14.895 $16.080
   Number of Units Outstanding, End of Period............     N/A     N/A       0       0       0
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.152 $ 3.420 $ 4.425 $ 4.665
   Accumulation Unit Value, End of Period................ $ 5.152 $ 3.420 $ 4.425 $ 4.665 $ 4.903
   Number of Units Outstanding, End of Period............       0     917   2,539   3,039   3,864
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.167 $10.442 $12.285 $13.147
   Accumulation Unit Value, End of Period................ $10.167 $10.442 $12.285 $13.147 $13.277
   Number of Units Outstanding, End of Period............       0   2,590   3,518   4,027   4,111
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $10.000 $11.988 $13.137
   Accumulation Unit Value, End of Period................     N/A     N/A $11.988 $13.137 $13.583
   Number of Units Outstanding, End of Period............     N/A     N/A     158     157     157
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.898 $ 9.578 $10.986 $11.650
   Accumulation Unit Value, End of Period................ $10.898 $ 9.578 $10.986 $11.650 $11.874
   Number of Units Outstanding, End of Period............       0     616   6,729   4,105   1,468
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 8.855 $ 7.459 $ 8.910 $ 9.528
   Accumulation Unit Value, End of Period................ $ 8.855 $ 7.459 $ 8.910 $ 9.528 $ 9.989
   Number of Units Outstanding, End of Period............       0       0       0       0       0
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.138 $ 3.908 $ 4.949 $ 5.514
   Accumulation Unit Value, End of Period................ $ 5.138 $ 3.908 $ 4.949 $ 5.514 $ 5.878
   Number of Units Outstanding, End of Period............   1,849   3,034       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.944 $ 7.895 $ 9.856 $10.732
   Accumulation Unit Value, End of Period................ $ 9.944 $ 7.895 $ 9.856 $10.732 $11.068
   Number of Units Outstanding, End of Period............  12,271  26,218  28,749  25,739  26,546
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.899 $ 3.385 $ 4.082 $ 4.070
   Accumulation Unit Value, End of Period................ $ 4.899 $ 3.385 $ 4.082 $ 4.070 $ 4.153
   Number of Units Outstanding, End of Period............   8,845  25,801  25,515  33,528  39,014
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.605 $ 7.498 $ 8.699 $ 9.133
   Accumulation Unit Value, End of Period................ $ 9.605 $ 7.498 $ 8.699 $ 9.133 $10.132
   Number of Units Outstanding, End of Period............   2,342   4,044   4,081   1,996   3,481
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.384 $ 9.043 $11.214 $12.149
   Accumulation Unit Value, End of Period................ $ 9.384 $ 9.043 $11.214 $12.149 $12.275
   Number of Units Outstanding, End of Period............       0   1,916   3,832   6,217   4,233
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $11.157 $11.796 $12.071 $12.355
   Accumulation Unit Value, End of Period................ $11.157 $11.796 $12.071 $12.355 $13.934
   Number of Units Outstanding, End of Period............     705  13,756   8,432   8,305       9
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 7.126 $ 5.749 $ 7.242 $ 8.246
   Accumulation Unit Value, End of Period................ $ 7.126 $ 5.749 $ 7.242 $ 8.246 $ 9.067
   Number of Units Outstanding, End of Period............   1,901   9,700   6,669   7,237   8,102
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 7.747 $ 6.547 $ 8.845 $10.486
   Accumulation Unit Value, End of Period................ $ 7.747 $ 6.547 $ 8.845 $10.486 $11.726
   Number of Units Outstanding, End of Period............   6,950  15,337  13,201  11,651  11,721
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.632 $ 3.920 $ 5.118 $ 5.685
   Accumulation Unit Value, End of Period................ $ 4.632 $ 3.920 $ 5.118 $ 5.685 $ 6.595
   Number of Units Outstanding, End of Period............   2,118   2,110   3,285   3,247   3,214
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 6.156 $ 4.593 $ 5.723 $ 6.317
   Accumulation Unit Value, End of Period................ $ 6.156 $ 4.593 $ 5.723 $ 6.317 $ 6.736
   Number of Units Outstanding, End of Period............   3,764   9,731   8,817   8,680   8,471
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period..........     N/A     N/A $10.000 $12.736 $14.409
   Accumulation Unit Value, End of Period................     N/A     N/A $12.736 $14.409 $15.879
   Number of Units Outstanding, End of Period............     N/A     N/A     149     149     148
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $10.462 $10.374 $10.218 $10.080
   Accumulation Unit Value, End of Period................ $10.462 $10.374 $10.218 $10.080 $10.129
   Number of Units Outstanding, End of Period............   7,649  14,531   2,055     595     840
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 4.894 $ 3.333 $ 4.326 $ 4.676
   Accumulation Unit Value, End of Period................ $ 4.894 $ 3.333 $ 4.326 $ 4.676 $ 5.041
   Number of Units Outstanding, End of Period............  14,139  25,870  33,868  30,700  34,902
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $12.131 $10.033 $13.026 $14.735
   Accumulation Unit Value, End of Period................ $12.131 $10.033 $13.026 $14.735 $15.292
   Number of Units Outstanding, End of Period............   1,243  10,945   7,923   9,123  11,465
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 1.380 $ 2.164 $ 2.878 $ 3.061
   Accumulation Unit Value, End of Period................ $ 3.380 $ 2.164 $ 2.878 $ 3.061 $ 3.236
   Number of Units Outstanding, End of Period............       0       0   8,308   8,308   8,308
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 7.617 $ 5.807 $ 7.132 $ 7.518
   Accumulation Unit Value, End of Period................ $ 7.617 $ 5.807 $ 7.132 $ 7.518 $ 7.738
   Number of Units Outstanding, End of Period............   3,004   8,467   6,818   6,802   6,705
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $13.359 $10.669 $15.691 $19.409
   Accumulation Unit Value, End of Period................ $13.359 $10.669 $15.691 $19.409 $20.360
   Number of Units Outstanding, End of Period............   4,493   5,513   5,635   5,553   5,310
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 9.268 $ 6.345 $ 7.761 $ 9.249
   Accumulation Unit Value, End of Period................ $ 9.268 $ 6.345 $ 7.761 $ 9.249 $ 9.842
   Number of Units Outstanding, End of Period............       0   4,977   2,314   1,802   4,732
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 5.511 $ 3.748 $ 4.891 $ 5.685
   Accumulation Unit Value, End of Period................ $ 5.511 $ 3.748 $ 4.891 $ 5.685 $ 6.249
   Number of Units Outstanding, End of Period............   9,148  13,266  18,843  16,738  17,059
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.000 $ 6.247 $ 4.498 $ 5.506 $ 5.667
   Accumulation Unit Value, End of Period................ $ 6.247 $ 4.498 $ 5.506 $ 5.667 $ 5.870
   Number of Units Outstanding, End of Period............  15,997  36,593  39,205  34,530  29,976

                                                          For the Year Ending December 31
                                                          -------------------------------
Sub-Accounts                                               2006            2007
------------                                                  -------         -------
Putnam VT American Government Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $11.908         $12.046
   Accumulation Unit Value, End of Period................ $12.046         $12.791
   Number of Units Outstanding, End of Period............   4,140             241
Putnam VT Capital Appreciation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 8.514         $ 9.373
   Accumulation Unit Value, End of Period................ $ 9.373         $ 8.546
   Number of Units Outstanding, End of Period............  10,248           8,324
Putnam VT Capital Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $16.080         $18.158
   Accumulation Unit Value, End of Period................ $18.158         $16.093
   Number of Units Outstanding, End of Period............       0             811
Putnam VT Discovery Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 4.903         $ 5.337
   Accumulation Unit Value, End of Period................ $ 5.337         $ 5.769
   Number of Units Outstanding, End of Period............   1,432               0
Putnam VT Diversified Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $13.277         $13.831
   Accumulation Unit Value, End of Period................ $13.831         $14.113
   Number of Units Outstanding, End of Period............   4,250             564
Putnam VT Equity Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $13.583         $15.821
   Accumulation Unit Value, End of Period................ $15.821         $15.997
   Number of Units Outstanding, End of Period............     156             850
Putnam VT The George Putnam Fund of Boston - Class IB
   Accumulation Unit Value, Beginning of Period.......... $11.874         $13.025
   Accumulation Unit Value, End of Period................ $13.025         $12.885
   Number of Units Outstanding, End of Period............   1,353           1,248
Putnam VT Global Asset Allocation Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 9.989         $11.048
   Accumulation Unit Value, End of Period................ $11.048         $11.144
   Number of Units Outstanding, End of Period............       0               0
Putnam VT Global Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.878         $ 7.098
   Accumulation Unit Value, End of Period................ $ 7.098         $ 7.583
   Number of Units Outstanding, End of Period............     777             775
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $11.068         $12.573
   Accumulation Unit Value, End of Period................ $12.573         $11.576
   Number of Units Outstanding, End of Period............  24,569          15,761
Putnam VT Growth Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 4.153         $ 4.418
   Accumulation Unit Value, End of Period................ $ 4.418         $ 4.563
   Number of Units Outstanding, End of Period............  40,759          22,224
Putnam VT Health Sciences Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.132         $10.207
   Accumulation Unit Value, End of Period................ $10.207         $ 9.942
   Number of Units Outstanding, End of Period............   3,631           3,283
Putnam VT High Yield Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.275         $13.296
   Accumulation Unit Value, End of Period................ $13.296         $13.393
   Number of Units Outstanding, End of Period............   4,138             800
Putnam VT Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $12.394         $12.696
   Accumulation Unit Value, End of Period................ $12.696         $13.090
   Number of Units Outstanding, End of Period............     742               0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 9.067         $11.350
   Accumulation Unit Value, End of Period................ $11.350         $12.052
   Number of Units Outstanding, End of Period............   6,410           5,786
Putnam VT International Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $11.726         $14.621
   Accumulation Unit Value, End of Period................ $14.621         $15.331
   Number of Units Outstanding, End of Period............  10,856           7,702
Putnam VT International New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 6.595         $ 8.152
   Accumulation Unit Value, End of Period................ $ 8.152         $ 9.044
   Number of Units Outstanding, End of Period............   9,565          10,023
Putnam VT Investors Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 6.736         $ 7.522
   Accumulation Unit Value, End of Period................ $ 7.522         $ 6.990
   Number of Units Outstanding, End of Period............   5,622           3,970
Putnam VT Mid Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $15.879         $17.907
   Accumulation Unit Value, End of Period................ $17.907         $17.843
   Number of Units Outstanding, End of Period............     148             686
Putnam VT Money Market Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $10.129         $10.363
   Accumulation Unit Value, End of Period................ $10.363         $10.640
   Number of Units Outstanding, End of Period............      48               0
Putnam VT New Opportunities Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.041         $ 5.364
   Accumulation Unit Value, End of Period................ $ 5.364         $ 5.557
   Number of Units Outstanding, End of Period............  35,171          23,773
Putnam VT New Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $15.292         $17.387
   Accumulation Unit Value, End of Period................ $17.387         $16.205
   Number of Units Outstanding, End of Period............  11,329           5,876
Putnam VT OTC & Emerging Growth Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 3.236         $ 3.564
   Accumulation Unit Value, End of Period................ $ 3.564         $ 3.936
   Number of Units Outstanding, End of Period............   8,308           6,813
Putnam VT Research Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 7.738         $ 8.441
   Accumulation Unit Value, End of Period................ $ 8.441         $ 8.318
   Number of Units Outstanding, End of Period............   2,993           1,553
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $20.360         $23.404
   Accumulation Unit Value, End of Period................ $23.404         $20.017
   Number of Units Outstanding, End of Period............   5,217           3,508
Putnam VT Utilities Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 9.842         $12.253
   Accumulation Unit Value, End of Period................ $12.253         $14.402
   Number of Units Outstanding, End of Period............   1,595             435
Putnam VT Vista Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 6.249         $ 6.458
   Accumulation Unit Value, End of Period................ $ 6.458         $ 6.569
   Number of Units Outstanding, End of Period............  18,736          12,836
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period.......... $ 5.870         $ 6.066
   Accumulation Unit Value, End of Period................ $ 6.066         $ 6.272
   Number of Units Outstanding, End of Period............  29,093          22,287



* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except for Putnam VT Capital Opportunities, Equity Income and Mid Cap Value Variable Sub-Accounts, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION) (AGE 65 OR YOUNGER)

                         ------------------------------
                         Allstate Financial
                         Advisors Separate
                         Account I

                         Financial Statements as of December 31, 2007 and for the periods ended December 31, 2007 and 2006 and Report of Independent Registered Public Accounting Firm

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2007, and the related statements of operations for the period then ended, and the statements of changes in net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2007, the results of their operations for the period then ended, and the changes in their net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 25, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                      Series      Series      Series      Series      Series      Series
                                       Trust       Trust       Trust       Trust       Trust       Trust
                                    Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                    ----------- ----------- ----------- ----------- ----------- -----------
                                                                            AST         AST         AST
                                                    AST         AST      Alliance    Alliance    American
                                        AST     Aggressive   Alliance    Bernstein   Bernstein    Century
                                     Advanced      Asset     Bernstein   Growth &     Managed    Strategic
                                    Strategies  Allocation  Core Value    Income     Index 500  Allocation
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value.......... $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
Due from Allstate Life Insurance
 Company...........................         --         --         --           --          --          --
                                    ----------    -------     ------      -------     -------    --------
    Total assets................... $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
                                    ==========    =======     ======      =======     =======    ========
NET ASSETS
Accumulation units................. $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
Contracts in payout (annuitization)
 period............................         --         --         --           --          --          --
                                    ----------    -------     ------      -------     -------    --------
    Total net assets............... $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
                                    ==========    =======     ======      =======     =======    ========
FUND SHARE INFORMATION
Number of shares...................    105,258      4,287        758        2,047         854       8,844
                                    ==========    =======     ======      =======     =======    ========
Cost of investments................ $1,236,184    $53,086     $9,569      $50,484     $11,867    $142,893
                                    ==========    =======     ======      =======     =======    ========
ACCUMULATION UNIT VALUE
    Lowest......................... $    10.44    $ 10.32     $ 9.45      $ 10.17     $  9.71    $  10.38
                                    ==========    =======     ======      =======     =======    ========
    Highest........................ $    10.51    $ 10.39     $ 9.51      $ 10.24     $  9.78    $  10.45
                                    ==========    =======     ======      =======     =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced    Advanced     Advanced    Advanced    Advanced
                                      Series      Series      Series       Series      Series      Series
                                       Trust       Trust       Trust       Trust        Trust       Trust
                                    Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account
                                    ----------- ----------- ----------- ------------ ----------- -----------
                                        AST     AST Capital     AST         AST          AST         AST
                                     Balanced     Growth      Cohen &   Conservative    DeAm        DeAm
                                       Asset       Asset      Steers       Asset      Large-Cap   Small-Cap
                                    Allocation  Allocation    Realty     Allocation     Value       Value
                                    ----------- ----------- ----------- ------------ ----------- -----------
ASSETS
Investments at fair value.......... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
Due from Allstate Life Insurance
 Company...........................         --          --        --            --         --          --
                                    ----------  ----------    ------      --------     ------       -----
    Total assets................... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
                                    ==========  ==========    ======      ========     ======       =====
NET ASSETS
Accumulation units................. $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
Contracts in payout (annuitization)
 period............................         --          --        --            --         --          --
                                    ----------  ----------    ------      --------     ------       -----
    Total net assets............... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
                                    ==========  ==========    ======      ========     ======       =====
FUND SHARE INFORMATION
Number of shares...................    298,372     214,276       637        55,520         97          38
                                    ==========  ==========    ======      ========     ======       =====
Cost of investments................ $3,659,441  $2,710,943    $7,741      $666,286     $1,221       $ 335
                                    ==========  ==========    ======      ========     ======       =====
ACCUMULATION UNIT VALUE
    Lowest......................... $    10.39  $    10.38    $ 9.33      $  10.40     $ 9.77       $8.80
                                    ==========  ==========    ======      ========     ======       =====
    Highest........................ $    10.46  $    10.45    $ 9.39      $  10.47     $ 9.84       $8.86
                                    ==========  ==========    ======      ========     ======       =====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced     Advanced     Advanced    Advanced    Advanced
                                      Series      Series       Series       Series      Series      Series
                                       Trust       Trust       Trust        Trust        Trust       Trust
                                    Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account
                                    ----------- ----------- ------------ ------------ ----------- -----------
                                                                AST          AST          AST
                                        AST         AST     First Trust    Goldman      Goldman
                                     Federated  First Trust   Capital       Sachs        Sachs
                                    Aggressive   Balanced   Appreciation Concentrated   Mid-Cap       AST
                                      Growth      Target       Target       Growth      Growth    High Yield
                                    ----------- ----------- ------------ ------------ ----------- -----------
ASSETS
Investments at fair value..........   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
Due from Allstate Life Insurance
 Company...........................       --            --           --         --          --          --
                                      ------    ----------   ----------    -------      ------      ------
    Total assets...................   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
                                      ======    ==========   ==========    =======      ======      ======
NET ASSETS
Accumulation units.................   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
Contracts in payout (annuitization)
 period............................       --            --           --         --          --          --
                                      ------    ----------   ----------    -------      ------      ------
    Total net assets...............   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
                                      ======    ==========   ==========    =======      ======      ======
FUND SHARE INFORMATION
Number of shares...................       53       213,901      394,330        374         320         237
                                      ======    ==========   ==========    =======      ======      ======
Cost of investments................   $  610    $2,499,868   $4,646,668    $10,492      $1,904      $1,830
                                      ======    ==========   ==========    =======      ======      ======
ACCUMULATION UNIT VALUE
    Lowest.........................   $10.17    $    10.39   $    10.52    $ 10.37      $10.38      $10.48
                                      ======    ==========   ==========    =======      ======      ======
    Highest........................   $10.24    $    10.46   $    10.60    $ 10.44      $10.46      $10.56
                                      ======    ==========   ==========    =======      ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Advanced      Advanced      Advanced     Advanced    Advanced    Advanced
                                       Series        Series        Series       Series      Series      Series
                                        Trust         Trust         Trust        Trust       Trust       Trust
                                     Sub-Account   Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                    ------------- ------------- ------------- ----------- ----------- -----------
                                                                     AST                      AST         AST
                                         AST           AST        JPMorgan        AST        Lord       Marsico
                                    International International International  Large-Cap  Abbett Bond   Capital
                                       Growth         Value        Equity        Value     Debenture    Growth
                                    ------------- ------------- ------------- ----------- ----------- -----------
ASSETS
Investments at fair value..........    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
Due from Allstate Life Insurance
 Company...........................         --            --            --           --         --           --
                                       -------       -------       -------      -------     ------      -------
    Total assets...................    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
                                       =======       =======       =======      =======     ======      =======
NET ASSETS
Accumulation units.................    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
Contracts in payout (annuitization)
 period............................         --            --            --           --         --           --
                                       -------       -------       -------      -------     ------      -------
    Total net assets...............    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
                                       =======       =======       =======      =======     ======      =======
FUND SHARE INFORMATION
Number of shares...................      1,326         2,577         1,933          999        264          644
                                       =======       =======       =======      =======     ======      =======
Cost of investments................    $25,640       $57,880       $51,814      $20,218     $3,051      $15,394
                                       =======       =======       =======      =======     ======      =======
ACCUMULATION UNIT VALUE
    Lowest.........................    $ 11.03       $ 10.43       $ 10.30      $  9.52     $10.36      $ 10.78
                                       =======       =======       =======      =======     ======      =======
    Highest........................    $ 11.10       $ 10.50       $ 10.37      $  9.59     $10.43      $ 10.86
                                       =======       =======       =======      =======     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                      Series      Series      Series      Series      Series      Series
                                       Trust       Trust       Trust       Trust       Trust       Trust
                                    Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                    ----------- ----------- ----------- ----------- ----------- -----------
                                                                            AST         AST         AST
                                                                         Neuberger   Neuberger   Neuberger
                                        AST         AST         AST       Berman      Berman      Berman
                                    MFS Global    Mid-Cap      Money      Mid-Cap     Mid-Cap    Small-Cap
                                      Equity       Value      Market      Growth       Value      Growth
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value..........   $8,442      $4,157      $66,361     $  616      $2,259      $  816
Due from Allstate Life Insurance
 Company...........................       --          --           --         --          --          --
                                      ------      ------      -------     ------      ------      ------
    Total assets...................   $8,442      $4,157      $66,361     $  616      $2,259      $  816
                                      ======      ======      =======     ======      ======      ======
NET ASSETS
Accumulation units.................   $8,442      $4,157      $66,361     $  616      $2,259      $  816
Contracts in payout (annuitization)
 period............................       --          --           --         --          --          --
                                      ------      ------      -------     ------      ------      ------
    Total net assets...............   $8,442      $4,157      $66,361     $  616      $2,259      $  816
                                      ======      ======      =======     ======      ======      ======
FUND SHARE INFORMATION
Number of shares...................      611         345       66,361         27         134          76
                                      ======      ======      =======     ======      ======      ======
Cost of investments................   $9,087      $4,174      $66,361     $  610      $2,276      $  842
                                      ======      ======      =======     ======      ======      ======
ACCUMULATION UNIT VALUE
    Lowest.........................   $10.39      $ 9.71      $ 10.09     $10.46      $ 9.99      $11.19
                                      ======      ======      =======     ======      ======      ======
    Highest........................   $10.46      $ 9.78      $ 10.16     $10.53      $10.05      $11.27
                                      ======      ======      =======     ======      ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------


                                      Advanced     Advanced    Advanced     Advanced      Advanced      Advanced
                                       Series       Series      Series       Series        Series        Series
                                       Trust        Trust        Trust        Trust         Trust         Trust
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                    ------------ ------------ ----------- ------------- ------------- -------------
                                        AST          AST                       AST           AST           AST
                                       PIMCO     Preservation     AST     T. Rowe Price T. Rowe Price T. Rowe Price
                                    Total Return    Asset      Small-Cap      Asset        Global       Large-Cap
                                        Bond      Allocation     Value     Allocation       Bond         Growth
                                    ------------ ------------ ----------- ------------- ------------- -------------
ASSETS
Investments at fair value..........   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
Due from Allstate Life Insurance
 Company...........................        --            --          --            --          --             --
                                      -------      --------     -------    ----------      ------        -------
    Total assets...................   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
                                      =======      ========     =======    ==========      ======        =======
NET ASSETS
Accumulation units.................   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
Contracts in payout (annuitization)
 period............................        --            --          --            --          --             --
                                      -------      --------     -------    ----------      ------        -------
    Total net assets...............   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
                                      =======      ========     =======    ==========      ======        =======
FUND SHARE INFORMATION
Number of shares...................     5,509        40,852       1,567       155,710         498          1,613
                                      =======      ========     =======    ==========      ======        =======
Cost of investments................   $66,699      $479,574     $25,400    $2,920,509      $6,080        $19,694
                                      =======      ========     =======    ==========      ======        =======
ACCUMULATION UNIT VALUE
    Lowest.........................   $ 10.56      $  10.45     $  9.42    $    10.16      $10.57        $ 10.04
                                      =======      ========     =======    ==========      ======        =======
    Highest........................   $ 10.64      $  10.52     $  9.48    $    10.23      $10.64        $ 10.11
                                      =======      ========     =======    ==========      ======        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Advanced     Advanced    AIM Variable  AIM Variable AIM Variable AIM Variable
                                       Series       Series      Insurance     Insurance    Insurance    Insurance
                                        Trust        Trust        Funds         Funds        Funds        Funds
                                     Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                    ------------- ----------- -------------- ------------ ------------ ------------
                                         AST
                                    T. Rowe Price     AST                                  AIM V. I.    AIM V. I.
                                       Natural    UBS Dynamic   AIM V. I.     AIM V. I.     Capital      Capital
                                      Resources      Alpha    Basic Balanced Basic Value  Appreciation Development
                                    ------------- ----------- -------------- ------------ ------------ ------------
ASSETS
Investments at fair value..........    $44,091    $1,394,578   $39,457,902   $24,740,057  $167,151,434 $21,287,211
Due from Allstate Life Insurance
 Company...........................         --            --            --            --            --          --
                                       -------    ----------   -----------   -----------  ------------ -----------
    Total assets...................    $44,091    $1,394,578   $39,457,902   $24,740,057  $167,151,434 $21,287,211
                                       =======    ==========   ===========   ===========  ============ ===========
NET ASSETS
Accumulation units.................    $44,091    $1,394,578   $39,449,083   $24,738,979  $166,886,840 $21,252,415
Contracts in payout (annuitization)
 period............................         --            --         8,819         1,078       264,594      34,796
                                       -------    ----------   -----------   -----------  ------------ -----------
    Total net assets...............    $44,091    $1,394,578   $39,457,902   $24,740,057  $167,151,434 $21,287,211
                                       =======    ==========   ===========   ===========  ============ ===========
FUND SHARE INFORMATION
Number of shares...................      1,135       101,350     3,341,059     1,943,445     5,691,230   1,129,295
                                       =======    ==========   ===========   ===========  ============ ===========
Cost of investments................    $45,548    $1,419,094   $37,992,756   $20,926,724  $143,309,968 $15,739,180
                                       =======    ==========   ===========   ===========  ============ ===========
ACCUMULATION UNIT VALUE
    Lowest.........................    $ 11.59    $     9.65   $      8.97   $     12.55  $       6.95 $     14.26
                                       =======    ==========   ===========   ===========  ============ ===========
    Highest........................    $ 11.67    $     9.72   $     12.78   $     14.74  $      17.59 $     20.26
                                       =======    ==========   ===========   ===========  ============ ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable  AIM Variable
                                     Insurance    Insurance    Insurance    Insurance     Insurance    Insurance
                                       Funds        Funds        Funds        Funds         Funds        Funds
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account
                                    ------------ ------------ ------------ ------------ ------------- ------------
                                                  AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.
                                     AIM V. I.   Diversified   Government   AIM V. I.   International  Large Cap
                                    Core Equity     Income     Securities   High Yield     Growth        Growth
                                    ------------ ------------ ------------ ------------ ------------- ------------
ASSETS
Investments at fair value.......... $194,919,453 $18,044,780  $22,708,937  $10,238,138   $58,799,786  $18,301,845
Due from Allstate Life Insurance
 Company...........................           --          --           --           --            --           --
                                    ------------ -----------  -----------  -----------   -----------  -----------
    Total assets................... $194,919,453 $18,044,780  $22,708,937  $10,238,138   $58,799,786  $18,301,845
                                    ============ ===========  ===========  ===========   ===========  ===========
NET ASSETS
Accumulation units................. $194,453,850 $17,990,710  $22,495,873  $10,227,957   $58,456,004  $18,300,863
Contracts in payout (annuitization)
 period............................      465,603      54,070      213,064       10,181       343,782          982
                                    ------------ -----------  -----------  -----------   -----------  -----------
    Total net assets............... $194,919,453 $18,044,780  $22,708,937  $10,238,138   $58,799,786  $18,301,845
                                    ============ ===========  ===========  ===========   ===========  ===========
FUND SHARE INFORMATION
Number of shares...................    6,695,962   2,313,433    1,884,559    1,783,648     1,748,433    1,154,691
                                    ============ ===========  ===========  ===========   ===========  ===========
Cost of investments................ $164,451,913 $20,969,714  $22,410,094  $11,336,189   $35,956,357  $14,354,537
                                    ============ ===========  ===========  ===========   ===========  ===========
ACCUMULATION UNIT VALUE
    Lowest......................... $       8.43 $     11.22  $     12.58  $     10.34   $     13.26  $     12.58
                                    ============ ===========  ===========  ===========   ===========  ===========
    Highest........................ $      21.55 $     13.87  $     14.85  $     14.87   $     25.71  $     12.70
                                    ============ ===========  ===========  ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                        AIM Variable  AIM Variable
                                    AIM Variable AIM Variable AIM Variable AIM Variable  Insurance     Insurance
                                     Insurance    Insurance    Insurance    Insurance      Funds         Funds
                                       Funds        Funds        Funds        Funds      Series II     Series II
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                    ------------ ------------ ------------ ------------ ------------ --------------
                                     AIM V. I.                                           AIM V. I.
                                      Mid Cap     AIM V. I.    AIM V. I.    AIM V. I.      Basic       AIM V. I.
                                    Core Equity  Money Market  Technology   Utilities   Balanced II  Basic Value II
                                    ------------ ------------ ------------ ------------ ------------ --------------
ASSETS
Investments at fair value.......... $23,623,859  $21,739,818   $4,857,722  $13,859,397   $1,797,350   $19,438,477
Due from Allstate Life Insurance
 Company...........................          --           --           --           --           --            --
                                    -----------  -----------   ----------  -----------   ----------   -----------
    Total assets................... $23,623,859  $21,739,818   $4,857,722  $13,859,397   $1,797,350   $19,438,477
                                    ===========  ===========   ==========  ===========   ==========   ===========
NET ASSETS
Accumulation units................. $23,617,488  $21,720,910   $4,857,722  $13,773,994   $1,797,350   $19,438,477
Contracts in payout (annuitization)
 period............................       6,371       18,908           --       85,403           --            --
                                    -----------  -----------   ----------  -----------   ----------   -----------
    Total net assets............... $23,623,859  $21,739,818   $4,857,722  $13,859,397   $1,797,350   $19,438,477
                                    ===========  ===========   ==========  ===========   ==========   ===========
FUND SHARE INFORMATION
Number of shares...................   1,621,404   21,739,818      321,703      578,198      153,227     1,540,291
                                    ===========  ===========   ==========  ===========   ==========   ===========
Cost of investments................ $20,294,969  $21,739,818   $3,796,388  $ 9,326,985   $1,455,018   $16,608,304
                                    ===========  ===========   ==========  ===========   ==========   ===========
ACCUMULATION UNIT VALUE
    Lowest......................... $     13.23  $     10.80   $    12.79  $     20.52   $    10.88   $     12.20
                                    ===========  ===========   ==========  ===========   ==========   ===========
    Highest........................ $     17.98  $     12.84   $    13.08  $     20.98   $    11.41   $     16.41
                                    ===========  ===========   ==========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     AIM Variable    AIM Variable   AIM Variable  AIM Variable AIM Variable  AIM Variable
                                       Insurance      Insurance      Insurance     Insurance     Insurance     Insurance
                                         Funds          Funds          Funds         Funds         Funds         Funds
                                       Series II      Series II      Series II     Series II     Series II     Series II
                                      Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                    --------------- -------------- -------------- ------------ ------------- -------------
                                       AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                                        Capital        Capital       AIM V. I.    Diversified   Government     AIM V. I.
                                    Appreciation II Development II Core Equity II  Income II   Securities II High Yield II
                                    --------------- -------------- -------------- ------------ ------------- -------------
ASSETS
Investments at fair value..........   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
Due from Allstate Life Insurance
 Company...........................           --             --              --           --            --           --
                                      ----------       --------      ----------     --------    ----------     --------
    Total assets...................   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
                                      ==========       ========      ==========     ========    ==========     ========
NET ASSETS
Accumulation units.................   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
Contracts in payout (annuitization)
 period............................           --             --              --           --            --           --
                                      ----------       --------      ----------     --------    ----------     --------
    Total net assets...............   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
                                      ==========       ========      ==========     ========    ==========     ========
FUND SHARE INFORMATION
Number of shares...................      276,063         39,573         159,907       68,270        90,833      113,872
                                      ==========       ========      ==========     ========    ==========     ========
Cost of investments................   $5,875,750       $599,955      $3,943,207     $592,952    $1,110,610     $657,289
                                      ==========       ========      ==========     ========    ==========     ========
ACCUMULATION UNIT VALUE
    Lowest.........................   $    11.75       $  15.19      $    11.25     $  11.10    $    11.04     $  13.58
                                      ==========       ========      ==========     ========    ==========     ========
    Highest........................   $    15.93       $  15.85      $    13.86     $  11.64    $    11.59     $  14.15
                                      ==========       ========      ==========     ========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    AIM Variable  AIM Variable  AIM Variable  AIM Variable AIM Variable  AIM Variable
                                      Insurance    Insurance     Insurance     Insurance     Insurance    Insurance
                                        Funds        Funds         Funds         Funds         Funds        Funds
                                      Series II    Series II     Series II     Series II     Series II    Series II
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                    ------------- ------------ -------------- ------------ ------------- ------------
                                      AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                    International  Large Cap      Mid Cap        Money       AIM V. I.    AIM V. I.
                                      Growth II    Growth II   Core Equity II  Market II   Technology II Utilities II
                                    ------------- ------------ -------------- ------------ ------------- ------------
ASSETS
Investments at fair value..........  $1,636,148    $1,106,307    $6,739,231    $2,351,768    $119,112      $971,474
Due from Allstate Life Insurance
 Company...........................          --            --            --            --          --            --
                                     ----------    ----------    ----------    ----------    --------      --------
    Total assets...................  $1,636,148    $1,106,307    $6,739,231    $2,351,768    $119,112      $971,474
                                     ==========    ==========    ==========    ==========    ========      ========
NET ASSETS
Accumulation units.................  $1,636,148    $1,106,307    $6,723,428    $2,351,768    $119,112      $971,474
Contracts in payout (annuitization)
 period............................          --            --        15,803            --          --            --
                                     ----------    ----------    ----------    ----------    --------      --------
    Total net assets...............  $1,636,148    $1,106,307    $6,739,231    $2,351,768    $119,112      $971,474
                                     ==========    ==========    ==========    ==========    ========      ========
FUND SHARE INFORMATION
Number of shares...................      49,222        70,242       466,383     2,351,768       7,967        40,818
                                     ==========    ==========    ==========    ==========    ========      ========
Cost of investments................  $1,003,481    $  861,705    $5,929,635    $2,351,768    $ 92,879      $703,220
                                     ==========    ==========    ==========    ==========    ========      ========
ACCUMULATION UNIT VALUE
    Lowest.........................  $    20.31    $    12.46    $    12.98    $     9.76    $  12.53      $  20.23
                                     ==========    ==========    ==========    ==========    ========      ========
    Highest........................  $    21.31    $    12.62    $    15.41    $    10.43    $  12.85      $  20.64
                                     ==========    ==========    ==========    ==========    ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Alliance      Alliance      Alliance      Alliance      Alliance      Alliance
                                      Bernstein     Bernstein     Bernstein     Bernstein     Bernstein     Bernstein
                                      Variable      Variable      Variable      Variable      Variable      Variable
                                       Product       Product       Product       Product       Product       Product
                                     Series Fund   Series Fund   Series Fund   Series Fund   Series Fund   Series Fund
                                     Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                    ------------- ------------- ------------- ------------- ------------- -------------
                                                    Alliance      Alliance      Alliance      Alliance      Alliance
                                      Alliance    Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS
                                    Bernstein VPS   Growth &    International   Large Cap     Small/Mid      Utility
                                       Growth        Income         Value        Growth       Cap Value      Income
                                    ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value..........  $55,665,096  $165,770,841   $42,873,418   $39,212,588   $44,404,325   $8,265,132
Due from Allstate Life Insurance
 Company...........................           --            --            --            --            --           --
                                     -----------  ------------   -----------   -----------   -----------   ----------
    Total assets...................  $55,665,096  $165,770,841   $42,873,418   $39,212,588   $44,404,325   $8,265,132
                                     ===========  ============   ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units.................  $55,632,381  $165,582,742   $42,873,418   $39,212,588   $44,404,325   $8,225,823
Contracts in payout (annuitization)
 period............................       32,715       188,099            --            --            --       39,309
                                     -----------  ------------   -----------   -----------   -----------   ----------
    Total net assets...............  $55,665,096  $165,770,841   $42,873,418   $39,212,588   $44,404,325   $8,265,132
                                     ===========  ============   ===========   ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares...................    2,482,832     6,243,723     1,723,208     1,308,831     2,607,418      279,700
                                     ===========  ============   ===========   ===========   ===========   ==========
Cost of investments................  $43,956,455  $136,596,960   $36,052,714   $32,127,432   $40,885,350   $6,360,566
                                     ===========  ============   ===========   ===========   ===========   ==========
ACCUMULATION UNIT VALUE
    Lowest.........................  $      7.35  $      12.20   $     15.97   $      6.91   $     17.92   $    15.56
                                     ===========  ============   ===========   ===========   ===========   ==========
    Highest........................  $     16.85  $      16.68   $     16.54   $     15.35   $     19.07   $    16.12
                                     ===========  ============   ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Alliance                      Dreyfus
                                      Bernstein      American      Socially                   Dreyfus      Dreyfus
                                      Variable        Century     Responsible                 Variable     Variable
                                       Product       Variable       Growth    Dreyfus Stock  Investment   Investment
                                     Series Fund  Portfolios, Inc Fund, Inc.   Index Fund       Fund         Fund
                                     Sub-Account    Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                    ------------- --------------- ----------- ------------- ------------ ------------
                                                                    Dreyfus
                                      Alliance       American      Socially
                                    Bernstein VPS     Century     Responsible Dreyfus Stock VIF Growth &     VIF
                                        Value       VP Balanced   Growth Fund  Index Fund      Income    Money Market
                                    ------------- --------------- ----------- ------------- ------------ ------------
ASSETS
Investments at fair value..........  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
Due from Allstate Life Insurance
 Company...........................          --            --            --            --           --           --
                                     ----------       -------      --------    ----------     --------     --------
    Total assets...................  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
                                     ==========       =======      ========    ==========     ========     ========
NET ASSETS
Accumulation units.................  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
Contracts in payout (annuitization)
 period............................          --            --            --            --           --           --
                                     ----------       -------      --------    ----------     --------     --------
    Total net assets...............  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
                                     ==========       =======      ========    ==========     ========     ========
FUND SHARE INFORMATION
Number of shares...................     271,697         3,234         5,199        34,507        8,780      773,155
                                     ==========       =======      ========    ==========     ========     ========
Cost of investments................  $3,671,140       $22,676      $140,764    $1,003,707     $190,212     $773,155
                                     ==========       =======      ========    ==========     ========     ========
ACCUMULATION UNIT VALUE
    Lowest.........................  $    11.73       $ 15.73      $   6.73    $     9.69     $  10.25     $  10.44
                                     ==========       =======      ========    ==========     ========     ========
    Highest........................  $    12.16       $ 15.73      $  12.55    $    15.32     $  14.46     $  12.42
                                     ==========       =======      ========    ==========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                        DWS         DWS          DWS          DWS          DWS          DWS
                                     Variable    Variable     Variable     Variable     Variable     Variable
                                     Series I    Series I     Series I     Series I     Series I     Series II
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                    ----------- ----------- ------------- ----------- ------------- -----------
                                                  DWS VIP      DWS VIP      DWS VIP
                                      DWS VIP     Capital      Global     Growth and     DWS VIP      DWS VIP
                                      Bond A     Growth A   Opportunities  Income A   International Balanced A
                                    ----------- ----------- ------------- ----------- ------------- -----------
ASSETS
Investments at fair value..........  $788,495   $1,693,676   $1,728,047    $635,199     $876,571    $1,997,199
Due from Allstate Life Insurance
 Company...........................    27,657           --           --          --           --        54,015
                                     --------   ----------   ----------    --------     --------    ----------
    Total assets...................  $816,152   $1,693,676   $1,728,047    $635,199     $876,571    $2,051,214
                                     ========   ==========   ==========    ========     ========    ==========
NET ASSETS
Accumulation units.................  $784,855   $1,691,338   $1,728,047    $635,199     $875,121    $1,990,092
Contracts in payout (annuitization)
 period............................    31,297        2,338           --          --        1,450        61,122
                                     --------   ----------   ----------    --------     --------    ----------
    Total net assets...............  $816,152   $1,693,676   $1,728,047    $635,199     $876,571    $2,051,214
                                     ========   ==========   ==========    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares...................   112,965       82,983       94,532      58,760       58,399        80,500
                                     ========   ==========   ==========    ========     ========    ==========
Cost of investments................  $775,378   $1,389,014   $1,214,275    $541,738     $615,694    $1,742,067
                                     ========   ==========   ==========    ========     ========    ==========
ACCUMULATION UNIT VALUE
    Lowest.........................  $  14.36   $    12.65   $    27.81    $  11.29     $  16.45    $    12.09
                                     ========   ==========   ==========    ========     ========    ==========
    Highest........................  $  14.49   $    12.76   $    28.07    $  11.39     $  16.60    $    12.13
                                     ========   ==========   ==========    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                             Fidelity      Fidelity      Fidelity
                                        DWS         DWS       Federated      Variable      Variable      Variable
                                     Variable    Variable     Insurance     Insurance      Insurance     Insurance
                                     Series II   Series II     Series     Products Fund  Products Fund Products Fund
                                    Sub-Account Sub-Account  Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                    ----------- ----------- ------------- -------------- ------------- -------------
                                      DWS VIP     DWS VIP     Federated
                                       Money     Small Cap      Prime                         VIP
                                    Market A II  Growth A   Money Fund II VIP Contrafund Equity-Income  VIP Growth
                                    ----------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments at fair value.......... $1,032,898   $464,528    $10,660,654   $14,275,262    $2,781,889    $7,457,674
Due from Allstate Life Insurance
 Company...........................         --         --             --            --            --            --
                                    ----------   --------    -----------   -----------    ----------    ----------
    Total assets................... $1,032,898   $464,528    $10,660,654   $14,275,262    $2,781,889    $7,457,674
                                    ==========   ========    ===========   ===========    ==========    ==========
NET ASSETS
Accumulation units................. $1,032,898   $464,528    $10,053,426   $14,209,183    $2,752,378    $7,447,861
Contracts in payout (annuitization)
 period............................         --         --        607,228        66,079        29,511         9,813
                                    ----------   --------    -----------   -----------    ----------    ----------
    Total net assets............... $1,032,898   $464,528    $10,660,654   $14,275,262    $2,781,889    $7,457,674
                                    ==========   ========    ===========   ===========    ==========    ==========
FUND SHARE INFORMATION
Number of shares...................  1,032,898     30,825     10,660,654       511,658       116,348       165,285
                                    ==========   ========    ===========   ===========    ==========    ==========
Cost of investments................ $1,032,898   $386,466    $10,660,654   $13,041,362    $2,754,739    $6,366,695
                                    ==========   ========    ===========   ===========    ==========    ==========
ACCUMULATION UNIT VALUE
    Lowest......................... $    10.48   $  12.76    $     10.39   $     14.91    $    13.76    $     8.46
                                    ==========   ========    ===========   ===========    ==========    ==========
    Highest........................ $    10.50   $  12.79    $     13.19   $     26.46    $    17.06    $    18.09
                                    ==========   ========    ===========   ===========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                       Fidelity          Fidelity
                            Fidelity      Fidelity       Fidelity      Fidelity        Variable          Variable
                            Variable      Variable       Variable      Variable        Insurance         Insurance
                            Insurance     Insurance     Insurance      Insurance     Products Fund     Products Fund
                          Products Fund Products Fund Products Fund  Products Fund (Service Class 2) (Service Class 2)
                           Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account       Sub-Account
                          ------------- ------------- -------------- ------------- ----------------- -----------------
                                                                                       VIP Asset
                            VIP High                  VIP Investment      VIP       Manager Growth    VIP Contrafund
                             Income     VIP Index 500   Grade Bond     Overseas    (Service Class 2) (Service Class 2)
                          ------------- ------------- -------------- ------------- ----------------- -----------------
ASSETS
Investments at fair value  $2,566,776    $9,911,994     $3,459,520    $3,642,273        $66,265        $110,026,520
Due from Allstate Life
 Insurance Company.......          --            --             --            --             --                  --
                           ----------    ----------     ----------    ----------        -------        ------------
    Total assets.........  $2,566,776    $9,911,994     $3,459,520    $3,642,273        $66,265        $110,026,520
                           ==========    ==========     ==========    ==========        =======        ============
NET ASSETS
Accumulation units.......  $2,566,776    $9,906,590     $3,459,520    $3,642,273        $66,265        $109,670,051
Contracts in payout
 (annuitization) period..          --         5,404             --            --             --             356,469
                           ----------    ----------     ----------    ----------        -------        ------------
    Total net assets.....  $2,566,776    $9,911,994     $3,459,520    $3,642,273        $66,265        $110,026,520
                           ==========    ==========     ==========    ==========        =======        ============
FUND SHARE
 INFORMATION
Number of shares.........     429,227        60,432        271,122       143,850          4,323           4,006,792
                           ==========    ==========     ==========    ==========        =======        ============
Cost of investments......  $2,826,437    $8,042,059     $3,463,668    $2,686,599        $54,187        $122,133,172
                           ==========    ==========     ==========    ==========        =======        ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $    10.48    $     9.77     $    14.33    $    12.60        $ 12.55        $      11.68
                           ==========    ==========     ==========    ==========        =======        ============
    Highest..............  $    11.80    $    11.38     $    14.82    $    16.09        $ 12.55        $      21.17
                           ==========    ==========     ==========    ==========        =======        ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                              Variable          Variable          Variable          Variable          Variable
                              Insurance         Insurance         Insurance         Insurance         Insurance
                            Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                             Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                     VIP Freedom
                                 VIP           VIP Freedom       VIP Freedom       VIP Freedom         Income
                            Equity-Income    2010 Portfolio    2020 Portfolio    2030 Portfolio       Portfolio
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
Due from Allstate Life
 Insurance Company.......            --                --                --                --                --
                             ----------        ----------        ----------        ----------        ----------
    Total assets.........    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
                             ==========        ==========        ==========        ==========        ==========
NET ASSETS
Accumulation units.......    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
Contracts in payout
 (annuitization) period..            --                --                --                --                --
                             ----------        ----------        ----------        ----------        ----------
    Total net assets.....    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
                             ==========        ==========        ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.........       151,679           530,235           523,940           171,380           179,580
                             ==========        ==========        ==========        ==========        ==========
Cost of investments......    $3,357,871        $6,217,562        $6,546,351        $2,186,130        $1,963,766
                             ==========        ==========        ==========        ==========        ==========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $    12.83        $    11.04        $    11.27        $    11.42        $    10.73
                             ==========        ==========        ==========        ==========        ==========
    Highest..............    $    16.37        $    11.22        $    11.41        $    11.54        $    10.84
                             ==========        ==========        ==========        ==========        ==========

                              Fidelity
                              Variable
                              Insurance
                            Products Fund
                          (Service Class 2)
                             Sub-Account
                          -----------------
                                 VIP
                              Growth &
                               Income
                          (Service Class 2)
                          -----------------
ASSETS
Investments at fair value    $15,234,001
Due from Allstate Life
 Insurance Company.......             --
                             -----------
    Total assets.........    $15,234,001
                             ===========
NET ASSETS
Accumulation units.......    $15,234,001
Contracts in payout
 (annuitization) period..             --
                             -----------
    Total net assets.....    $15,234,001
                             ===========
FUND SHARE
 INFORMATION
Number of shares.........        908,950
                             ===========
Cost of investments......    $13,217,490
                             ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $     13.19
                             ===========
    Highest..............    $     13.67
                             ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                              Variable          Variable          Variable          Variable          Variable
                              Insurance         Insurance         Insurance         Insurance         Insurance
                            Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                             Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                               VIP Growth           High                           VIP Investment
                             VIP Growth      Stock Portfolio       Income         VIP Index 500      Grade Bond
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
Due from Allstate Life
 Insurance Company.......           --                 --                 --               --               --
                              --------         ----------        -----------       ----------          -------
    Total assets.........     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
                              ========         ==========        ===========       ==========          =======
NET ASSETS
Accumulation units.......     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
Contracts in payout
 (annuitization) period..           --                 --                 --               --               --
                              --------         ----------        -----------       ----------          -------
    Total net assets.....     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
                              ========         ==========        ===========       ==========          =======
FUND SHARE
 INFORMATION
Number of shares.........       16,171            123,519          1,915,574           55,689            1,424
                              ========         ==========        ===========       ==========          =======
Cost of investments......     $469,512         $1,614,745        $12,059,520       $8,641,038          $18,475
                              ========         ==========        ===========       ==========          =======
ACCUMULATION UNIT
 VALUE
    Lowest...............     $  10.49         $    11.59        $     11.29       $    11.04          $ 12.08
                              ========         ==========        ===========       ==========          =======
    Highest..............     $  15.35         $    11.79        $     15.37       $    15.04          $ 12.08
                              ========         ==========        ===========       ==========          =======

                              Fidelity
                              Variable
                              Insurance
                            Products Fund
                          (Service Class 2)
                             Sub-Account
                          -----------------

                             VIP Mid Cap
                          (Service Class 2)
                          -----------------
ASSETS
Investments at fair value    $32,122,086
Due from Allstate Life
 Insurance Company.......             --
                             -----------
    Total assets.........    $32,122,086
                             ===========
NET ASSETS
Accumulation units.......    $31,848,487
Contracts in payout
 (annuitization) period..        273,599
                             -----------
    Total net assets.....    $32,122,086
                             ===========
FUND SHARE
 INFORMATION
Number of shares.........        901,546
                             ===========
Cost of investments......    $29,920,818
                             ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $     11.07
                             ===========
    Highest..............    $     15.33
                             ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity          Fidelity         Franklin       Franklin       Franklin       Franklin
                              Variable          Variable        Templeton      Templeton      Templeton      Templeton
                              Insurance         Insurance        Variable       Variable       Variable       Variable
                            Products Fund     Products Fund     Insurance      Insurance      Insurance      Insurance
                          (Service Class 2) (Service Class 2) Products Trust Products Trust Products Trust Products Trust
                             Sub-Account       Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                 Franklin       Franklin
                              VIP Money                          Flex Cap      Growth and                     Franklin
                               Market         VIP Overseas        Growth         Income     Franklin High      Income
                          (Service Class 2) (Service Class 2)   Securities     Securities    Income Sec 2    Securities
                          ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value    $9,647,596         $181,526        $5,545,929    $80,067,207    $11,885,651    $315,068,378
Due from Allstate Life
 Insurance Company.......            --               --                --             --             --              --
                             ----------         --------        ----------    -----------    -----------    ------------
    Total assets.........    $9,647,596         $181,526        $5,545,929    $80,067,207    $11,885,651    $315,068,378
                             ==========         ========        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units.......    $9,647,596         $181,526        $5,545,929    $79,722,117    $11,882,493    $314,131,076
Contracts in payout
 (annuitization) period..            --               --                --        345,090          3,158         937,302
                             ----------         --------        ----------    -----------    -----------    ------------
    Total net assets.....    $9,647,596         $181,526        $5,545,929    $80,067,207    $11,885,651    $315,068,378
                             ==========         ========        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........     9,647,596            7,226           436,001      5,388,103      1,800,856      18,201,524
                             ==========         ========        ==========    ===========    ===========    ============
Cost of investments......    $9,647,596         $150,541        $4,692,845    $78,367,266    $11,943,085    $295,398,533
                             ==========         ========        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............    $    10.37         $  15.13        $    12.64    $     15.30    $     11.46    $      12.86
                             ==========         ========        ==========    ===========    ===========    ============
    Highest..............    $    10.60         $  22.40        $    13.10    $     16.47    $     11.97    $      13.51
                             ==========         ========        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                                   Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                                    Variable       Variable       Variable       Variable       Variable       Variable
                                   Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                                 Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                                  Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                 -------------- -------------- -------------- -------------- -------------- --------------
                                                                  Franklin
                                    Franklin       Franklin        Small
                                   Large Cap      Small Cap       Mid-Cap
                                     Growth         Value          Growth     Franklin U.S.      Mutual     Mutual Shares
                                   Securities     Securities     Securities     Government     Discovery      Securities
                                 -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.......  $79,677,140    $66,006,112     $3,480,132    $25,035,198    $32,765,563    $223,677,810
Due from Allstate Life Insurance
 Company........................           --             --             --             --             --              --
                                  -----------    -----------     ----------    -----------    -----------    ------------
    Total assets................  $79,677,140    $66,006,112     $3,480,132    $25,035,198    $32,765,563    $223,677,810
                                  ===========    ===========     ==========    ===========    ===========    ============
NET ASSETS
Accumulation units..............  $79,634,143    $65,764,102     $3,480,132    $24,982,964    $32,640,881    $223,062,411
Contracts in payout
 (annuitization) period.........       42,997        242,010             --         52,234        124,682         615,399
                                  -----------    -----------     ----------    -----------    -----------    ------------
    Total net assets............  $79,677,140    $66,006,112     $3,480,132    $25,035,198    $32,765,563    $223,677,810
                                  ===========    ===========     ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares................    4,618,965      3,860,007        151,904      1,969,724      1,383,097      11,078,643
                                  ===========    ===========     ==========    ===========    ===========    ============
Cost of investments.............  $72,172,726    $59,402,815     $2,293,990    $24,647,149    $29,524,734    $194,780,781
                                  ===========    ===========     ==========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest......................  $     11.57    $     12.38     $     8.50    $     10.65    $     11.93    $      13.62
                                  ===========    ===========     ==========    ===========    ===========    ============
    Highest.....................  $     12.06    $     21.38     $    22.67    $     11.22    $     15.29    $      23.46
                                  ===========    ===========     ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                             Franklin       Franklin       Franklin       Franklin
                            Templeton      Templeton      Templeton      Templeton    Goldman Sachs  Goldman Sachs
                             Variable       Variable       Variable       Variable       Variable       Variable
                            Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                          Products Trust Products Trust Products Trust Products Trust     Trust          Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                            Templeton
                            Developing     Templeton      Templeton      Templeton
                             Markets        Foreign     Global Income      Growth          VIT       VIT Growth and
                            Securities     Securities     Securities     Securities   Capital Growth     Income
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $50,314,384    $240,017,725    $3,586,965     $3,731,455      $39,620       $9,742,508
Due from Allstate Life
 Insurance Company.......           --              --            --             --           --               --
                           -----------    ------------    ----------     ----------      -------       ----------
    Total assets.........  $50,314,384    $240,017,725    $3,586,965     $3,731,455      $39,620       $9,742,508
                           ===========    ============    ==========     ==========      =======       ==========
NET ASSETS
Accumulation units.......  $50,060,366    $239,927,488    $3,505,424     $3,731,455      $39,620       $9,742,508
Contracts in payout
 (annuitization) period..      254,018          90,237        81,541             --           --               --
                           -----------    ------------    ----------     ----------      -------       ----------
    Total net assets.....  $50,314,384    $240,017,725    $3,586,965     $3,731,455      $39,620       $9,742,508
                           ===========    ============    ==========     ==========      =======       ==========
FUND SHARE
 INFORMATION
Number of shares.........    3,144,649      11,852,727       214,531        241,675        3,112          777,535
                           ===========    ============    ==========     ==========      =======       ==========
Cost of investments......  $34,009,666    $188,952,359    $3,079,650     $3,115,320      $35,699       $9,943,535
                           ===========    ============    ==========     ==========      =======       ==========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     26.79    $      14.16    $    16.17     $    14.68      $  8.40       $    12.19
                           ===========    ============    ==========     ==========      =======       ==========
    Highest..............  $     42.26    $      23.79    $    22.19     $    20.99      $ 12.63       $    13.80
                           ===========    ============    ==========     ==========      =======       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          Goldman Sachs Goldman Sachs Goldman Sachs Goldman Sachs
                            Variable      Variable      Variable      Variable                      Janus
                            Insurance     Insurance     Insurance     Insurance      Janus       Aspen Series
                              Trust         Trust         Trust         Trust     Aspen Series (Service Shares)
                           Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account    Sub-Account
                          ------------- ------------- ------------- ------------- ------------ ----------------
                                             VIT           VIT           VIT
                                          Strategic    Structured    Structured
                               VIT      International   Small Cap    U.S. Equity     Forty      Foreign Stock
                          Mid Cap Value    Equity      Equity Fund      Fund       Portfolio   (Service Shares)
                          ------------- ------------- ------------- ------------- ------------ ----------------
ASSETS
Investments at fair value  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
Due from Allstate Life
 Insurance Company.......           --         --               --            --         --             --
                           -----------     ------      -----------   -----------    -------        -------
    Total assets.........  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
                           ===========     ======      ===========   ===========    =======        =======
NET ASSETS
Accumulation units.......  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
Contracts in payout
 (annuitization) period..           --         --               --            --         --             --
                           -----------     ------      -----------   -----------    -------        -------
    Total net assets.....  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
                           ===========     ======      ===========   ===========    =======        =======
FUND SHARE
 INFORMATION
Number of shares.........      641,557        471        1,803,828     1,077,632        563          2,842
                           ===========     ======      ===========   ===========    =======        =======
Cost of investments......  $10,213,791     $4,883      $25,405,290   $14,293,363    $12,161        $32,779
                           ===========     ======      ===========   ===========    =======        =======
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     12.79     $16.36      $     10.00   $      9.43    $ 18.39        $ 22.14
                           ===========     ======      ===========   ===========    =======        =======
    Highest..............  $     26.83     $16.36      $     17.18   $     13.07    $ 18.39        $ 22.14
                           ===========     ======      ===========   ===========    =======        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                             Lazard       Legg Mason        Legg Mason
                           Retirement  Partners Variable Partners Variable Lord Abbett  Lord Abbett   Lord Abbett
                          Series, Inc. Portfolios I, Inc Portfolios I, Inc Series Fund  Series Fund   Series Fund
                          Sub-Account     Sub-Account       Sub-Account    Sub-Account  Sub-Account   Sub-Account
                          ------------ ----------------- ----------------- ----------- -------------- -----------
                                          Legg Mason        Legg Mason
                                           Variable          Variable
                            Emerging      Fundamental        Investors                                Growth and
                            Markets     Value Portfolio     Portfolio I     All Value  Bond-Debenture   Income
                          ------------ ----------------- ----------------- ----------- -------------- -----------
ASSETS
Investments at fair value   $21,197         $7,813            $10,104      $15,379,877  $41,844,986   $50,506,009
Due from Allstate Life
 Insurance Company.......        --             --                 --               --           --            --
                            -------         ------            -------      -----------  -----------   -----------
    Total assets.........   $21,197         $7,813            $10,104      $15,379,877  $41,844,986   $50,506,009
                            =======         ======            =======      ===========  ===========   ===========
NET ASSETS
Accumulation units.......   $21,197         $7,813            $10,104      $15,357,187  $41,801,830   $50,404,292
Contracts in payout
 (annuitization) period..        --             --                 --           22,690       43,156       101,717
                            -------         ------            -------      -----------  -----------   -----------
    Total net assets.....   $21,197         $7,813            $10,104      $15,379,877  $41,844,986   $50,506,009
                            =======         ======            =======      ===========  ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.........       827            360                612          913,294    3,555,224     1,809,603
                            =======         ======            =======      ===========  ===========   ===========
Cost of investments......   $11,291         $8,617            $ 8,073      $13,982,461  $42,729,006   $50,929,955
                            =======         ======            =======      ===========  ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............   $ 52.99         $ 9.50            $ 13.68      $     13.16  $     11.24   $     12.58
                            =======         ======            =======      ===========  ===========   ===========
    Highest..............   $ 52.99         $ 9.50            $ 13.68      $     13.74  $     11.73   $     13.14
                            =======         ======            =======      ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                           MFS Variable MFS Variable  MFS Variable   MFS Variable
                                  Lord Abbett  Lord Abbett  Insurance    Insurance      Insurance     Insurance
                                  Series Fund  Series Fund    Trust        Trust          Trust         Trust
                                  Sub-Account  Sub-Account Sub-Account  Sub-Account    Sub-Account   Sub-Account
                                 ------------- ----------- ------------ ------------ --------------- ------------
                                    Growth       Mid-Cap   MFS Emerging     MFS            MFS         MFS New
                                 Opportunities    Value       Growth    High Income  Investors Trust  Discovery
                                 ------------- ----------- ------------ ------------ --------------- ------------
ASSETS
Investments at fair value.......  $20,968,977  $52,146,820  $1,718,438    $729,333     $3,170,936     $3,079,926
Due from Allstate Life Insurance
 Company........................           --           --          --          --             --             --
                                  -----------  -----------  ----------    --------     ----------     ----------
    Total assets................  $20,968,977  $52,146,820  $1,718,438    $729,333     $3,170,936     $3,079,926
                                  ===========  ===========  ==========    ========     ==========     ==========
NET ASSETS
Accumulation units..............  $20,966,767  $51,913,700  $1,712,622    $729,333     $3,170,936     $3,079,926
Contracts in payout
 (annuitization) period.........        2,210      233,120       5,816          --             --             --
                                  -----------  -----------  ----------    --------     ----------     ----------
    Total net assets............  $20,968,977  $52,146,820  $1,718,438    $729,333     $3,170,936     $3,079,926
                                  ===========  ===========  ==========    ========     ==========     ==========
FUND SHARE
 INFORMATION
Number of shares................    1,283,291    2,759,091      68,710      76,611        134,819        185,203
                                  ===========  ===========  ==========    ========     ==========     ==========
Cost of investments.............  $19,028,150  $58,591,218  $1,789,437    $734,270     $2,357,388     $2,759,712
                                  ===========  ===========  ==========    ========     ==========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest......................  $     14.09  $     12.53  $     6.66    $  12.81     $    10.37     $     9.61
                                  ===========  ===========  ==========    ========     ==========     ==========
    Highest.....................  $     14.69  $     13.08  $    16.95    $  13.25     $    12.56     $    19.72
                                  ===========  ===========  ==========    ========     ==========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                   MFS Variable    MFS Variable    MFS Variable
                          MFS Variable MFS Variable MFS Variable     Insurance       Insurance       Insurance
                           Insurance    Insurance     Insurance        Trust           Trust           Trust
                             Trust        Trust         Trust     (Service Class) (Service Class) (Service Class)
                          Sub-Account  Sub-Account   Sub-Account    Sub-Account     Sub-Account     Sub-Account
                          ------------ ------------ ------------- --------------- --------------- ---------------
                                                                   MFS Emerging    MFS Investors      MFS New
                              MFS      MFS Research                   Growth           Trust         Discovery
                            Research       Bond     MFS Utilities (Service Class) (Service Class) (Service Class)
                          ------------ ------------ ------------- --------------- --------------- ---------------
ASSETS
Investments at fair value  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
Due from Allstate Life
 Insurance Company.......          --           --          --             --              --              --
                           ----------   ----------    --------       --------        --------        --------
    Total assets.........  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
                           ==========   ==========    ========       ========        ========        ========
NET ASSETS
Accumulation units.......  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
Contracts in payout
 (annuitization) period..          --           --          --             --              --              --
                           ----------   ----------    --------       --------        --------        --------
    Total net assets.....  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
                           ==========   ==========    ========       ========        ========        ========
FUND SHARE
 INFORMATION
Number of shares.........      58,421      190,113      12,825         21,761          28,893          45,302
                           ==========   ==========    ========       ========        ========        ========
Cost of investments......  $1,065,816   $2,204,547    $332,794       $345,949        $456,591        $601,890
                           ==========   ==========    ========       ========        ========        ========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     8.87   $    14.37    $  22.04       $   9.98        $  11.16        $  10.05
                           ==========   ==========    ========       ========        ========        ========
    Highest..............  $    11.58   $    14.86    $  22.75       $  15.94        $  14.66        $  14.04
                           ==========   ==========    ========       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------


                           MFS Variable    MFS Variable   Morgan Stanley Morgan Stanley  Morgan Stanley Morgan Stanley
                             Insurance       Insurance       Variable       Variable        Variable       Variable
                               Trust           Trust        Investment     Investment      Investment     Investment
                          (Service Class) (Service Class)     Series         Series          Series         Series
                            Sub-Account     Sub-Account    Sub-Account     Sub-Account    Sub-Account    Sub-Account
                          --------------- --------------- -------------- --------------- -------------- --------------
                           MFS Research    MFS Utilities    Aggressive                                     European
                          (Service Class) (Service Class)     Equity     Dividend Growth     Equity         Growth
                          --------------- --------------- -------------- --------------- -------------- --------------
ASSETS
Investments at fair value    $456,241       $2,074,790     $24,269,228   $  343,677,242   $314,112,622   $117,876,939
Due from Allstate Life
 Insurance Company.......          --               --              --               --             --             --
                             --------       ----------     -----------   --------------   ------------   ------------
    Total assets.........    $456,241       $2,074,790     $24,269,228   $  343,677,242   $314,112,622   $117,876,939
                             ========       ==========     ===========   ==============   ============   ============
NET ASSETS
Accumulation units.......    $456,241       $2,074,790     $24,230,913   $  339,458,356   $311,691,678   $117,084,196
Contracts in payout
 (annuitization) period..          --               --          38,315        4,218,886      2,420,944        792,743
                             --------       ----------     -----------   --------------   ------------   ------------
    Total net assets.....    $456,241       $2,074,790     $24,269,228   $  343,677,242   $314,112,622   $117,876,939
                             ========       ==========     ===========   ==============   ============   ============
FUND SHARE
 INFORMATION
Number of shares.........      22,631           60,826       1,365,742       20,204,423      8,916,055      4,088,690
                             ========       ==========     ===========   ==============   ============   ============
Cost of investments......    $302,811       $1,263,482     $17,886,208   $1,245,755,950   $280,177,089   $ 71,569,526
                             ========       ==========     ===========   ==============   ============   ============
ACCUMULATION UNIT
 VALUE
    Lowest...............    $  10.92       $    17.77     $     10.11   $        11.60   $       9.42   $      12.72
                             ========       ==========     ===========   ==============   ============   ============
    Highest..............    $  15.76       $    24.54     $     15.97   $        44.09   $     125.26   $      60.50
                             ========       ==========     ===========   ==============   ============   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                             Variable       Variable       Variable       Variable       Variable       Variable
                            Investment     Investment     Investment     Investment     Investment     Investment
                              Series         Series         Series         Series         Series         Series
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                             Global
                              Global        Dividend                                     Limited
                            Advantage        Growth       High Yield   Income Builder    Duration     Money Market
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $13,341,938    $126,523,044   $20,550,619    $26,172,805    $24,656,382    $103,652,610
Due from Allstate Life
 Insurance Company.......           --              --            --             --             --              --
                           -----------    ------------   -----------    -----------    -----------    ------------
    Total assets.........  $13,341,938    $126,523,044   $20,550,619    $26,172,805    $24,656,382    $103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
NET ASSETS
Accumulation units.......  $13,337,649    $125,446,478   $20,283,858    $26,137,698    $24,616,596    $102,475,836
Contracts in payout
 (annuitization) period..        4,289       1,076,566       266,761         35,107         39,786       1,176,774
                           -----------    ------------   -----------    -----------    -----------    ------------
    Total net assets.....  $13,341,938    $126,523,044   $20,550,619    $26,172,805    $24,656,382    $103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........    1,123,059       7,499,884    18,186,388      2,035,210      2,659,804     103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
Cost of investments......  $10,318,684    $ 98,918,904   $30,325,073    $23,321,227    $26,216,867    $103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     10.06    $      15.43   $      5.04    $     14.06    $     11.12    $      10.47
                           ===========    ============   ===========    ===========    ===========    ============
    Highest..............  $     11.99    $      30.51   $     18.93    $     19.39    $     12.60    $      25.20
                           ===========    ============   ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                       Morgan Stanley   Morgan Stanley
                          Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley     Variable         Variable
                             Variable       Variable       Variable       Variable       Investment       Investment
                            Investment     Investment     Investment     Investment        Series           Series
                              Series         Series         Series         Series     (Class Y Shares) (Class Y Shares)
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account      Sub-Account
                          -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                         Aggressive        Dividend
                             Quality                                                       Equity           Growth
                           Income Plus   S&P 500 Index    Strategist     Utilities    (Class Y Shares) (Class Y Shares)
                          -------------- -------------- -------------- -------------- ---------------- ----------------
ASSETS
Investments at fair value  $145,176,554   $60,706,791    $204,331,069   $123,301,306    $28,037,294      $109,175,403
Due from Allstate Life
 Insurance Company.......            --            --              --             --             --                --
                           ------------   -----------    ------------   ------------    -----------      ------------
    Total assets.........  $145,176,554   $60,706,791    $204,331,069   $123,301,306    $28,037,294      $109,175,403
                           ============   ===========    ============   ============    ===========      ============
NET ASSETS
Accumulation units.......  $143,472,726   $60,384,744    $201,191,312   $121,604,362    $28,037,294      $109,081,509
Contracts in payout
 (annuitization) period..     1,703,828       322,047       3,139,757      1,696,944             --            93,894
                           ------------   -----------    ------------   ------------    -----------      ------------
    Total net assets.....  $145,176,554   $60,706,791    $204,331,069   $123,301,306    $28,037,294      $109,175,403
                           ============   ===========    ============   ============    ===========      ============
FUND SHARE
 INFORMATION
Number of shares.........    13,747,780     4,510,163      13,140,262      5,968,117      1,603,047         6,429,647
                           ============   ===========    ============   ============    ===========      ============
Cost of investments......  $144,910,052   $47,845,536    $197,940,414   $ 97,187,285    $17,788,788      $ 86,001,233
                           ============   ===========    ============   ============    ===========      ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $      13.25   $      9.86    $      12.84   $      11.82    $      9.60      $      11.13
                           ============   ===========    ============   ============    ===========      ============
    Highest..............  $      36.18   $     13.14    $      54.22   $      42.98    $     20.60      $      15.28
                           ============   ===========    ============   ============    ===========      ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                               European          Global           Global
                               Equity           Growth         Advantage     Dividend Growth     High Yield     Income Builder
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value   $103,270,648     $39,508,022      $10,007,415      $63,371,980      $22,673,134      $33,013,906
Due from Allstate Life
 Insurance Company.......             --              --               --               --               --               --
                            ------------     -----------      -----------      -----------      -----------      -----------
    Total assets.........   $103,270,648     $39,508,022      $10,007,415      $63,371,980      $22,673,134      $33,013,906
                            ============     ===========      ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units.......   $103,231,859     $39,435,218      $10,007,415      $63,342,607      $22,673,134      $32,991,559
Contracts in payout
 (annuitization) period..         38,789          72,804               --           29,373               --           22,347
                            ------------     -----------      -----------      -----------      -----------      -----------
    Total net assets.....   $103,270,648     $39,508,022      $10,007,415      $63,371,980      $22,673,134      $33,013,906
                            ============     ===========      ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.........      2,945,540       1,378,989          847,368        3,792,458       20,064,720        2,575,188
                            ============     ===========      ===========      ===========      ===========      ===========
Cost of investments......   $ 72,518,962     $23,949,369      $ 6,804,915      $49,711,858      $23,810,548      $28,386,741
                            ============     ===========      ===========      ===========      ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest...............   $       8.82     $     12.18      $      9.61      $     14.78      $      6.00      $     12.92
                            ============     ===========      ===========      ===========      ===========      ===========
    Highest..............   $      18.27     $     22.00      $     19.75      $     19.46      $     14.17      $     15.34
                            ============     ===========      ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                              Limited                           Quality
                              Duration       Money Market     Income Plus     S&P 500 Index      Strategist       Utilities
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value   $ 97,623,776     $97,838,003      $191,480,194     $138,928,002     $85,755,304      $30,831,101
Due from Allstate Life
 Insurance Company.......             --              --                --               --              --               --
                            ------------     -----------      ------------     ------------     -----------      -----------
    Total assets.........   $ 97,623,776     $97,838,003      $191,480,194     $138,928,002     $85,755,304      $30,831,101
                            ============     ===========      ============     ============     ===========      ===========
NET ASSETS
Accumulation units.......   $ 97,573,899     $97,780,094      $191,273,360     $138,908,931     $85,656,725      $30,731,495
Contracts in payout
 (annuitization) period..         49,877          57,909           206,834           19,071          98,579           99,606
                            ------------     -----------      ------------     ------------     -----------      -----------
    Total net assets.....   $ 97,623,776     $97,838,003      $191,480,194     $138,928,002     $85,755,304      $30,831,101
                            ============     ===========      ============     ============     ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.........     10,542,524      97,838,003        18,167,001       10,398,803       5,521,913        1,493,032
                            ============     ===========      ============     ============     ===========      ===========
Cost of investments......   $103,885,234     $97,838,003      $190,504,255     $106,477,197     $82,892,803      $24,425,893
                            ============     ===========      ============     ============     ===========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............   $       9.82     $      9.99      $      11.10     $       9.31     $     12.35      $     10.74
                            ============     ===========      ============     ============     ===========      ===========
    Highest..............   $      11.60     $     11.07      $      14.67     $      16.03     $     16.91      $     21.65
                            ============     ===========      ============     ============     ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          Neuberger & Berman Neuberger & Berman  Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                               Advisors           Advisors        Variable      Variable      Variable      Variable
                           Management Trust   Management Trust  Account Funds Account Funds Account Funds Account Funds
                             Sub-Account        Sub-Account      Sub-Account   Sub-Account   Sub-Account   Sub-Account
                          ------------------ ------------------ ------------- ------------- ------------- -------------
                                                                               Oppenheimer                 Oppenheimer
                             AMT Mid-Cap                         Oppenheimer     Capital     Oppenheimer     Global
                                Growth          AMT Partners      Balanced    Appreciation    Core Bond    Securities
                          ------------------ ------------------ ------------- ------------- ------------- -------------
ASSETS
Investments at fair value       $6,285            $120,187       $5,958,145    $11,166,153   $3,907,560    $11,553,325
Due from Allstate Life
 Insurance Company.......           --                  --               --             --           --             --
                                ------            --------       ----------    -----------   ----------    -----------
    Total assets.........       $6,285            $120,187       $5,958,145    $11,166,153   $3,907,560    $11,553,325
                                ======            ========       ==========    ===========   ==========    ===========
NET ASSETS
Accumulation units.......       $6,285            $120,187       $5,927,869    $11,166,153   $3,907,560    $11,553,325
Contracts in payout
 (annuitization) period..           --                  --           30,276             --           --             --
                                ------            --------       ----------    -----------   ----------    -----------
    Total net assets.....       $6,285            $120,187       $5,958,145    $11,166,153   $3,907,560    $11,553,325
                                ======            ========       ==========    ===========   ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.........          221               5,787          363,080        236,671      353,306        315,665
                                ======            ========       ==========    ===========   ==========    ===========
Cost of investments......       $5,344            $108,576       $5,634,189    $ 8,807,968   $3,887,601    $ 8,597,080
                                ======            ========       ==========    ===========   ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............       $18.97            $  16.57       $    12.65    $      9.21   $    13.89    $     14.00
                                ======            ========       ==========    ===========   ==========    ===========
    Highest..............       $18.97            $  16.57       $    16.07    $     14.78   $    14.36    $     22.47
                                ======            ========       ==========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                                  Oppenheimer
                                                                                                    Variable
                           Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Account Funds
                            Variable      Variable      Variable      Variable       Variable    (Service Class
                          Account Funds Account Funds Account Funds Account Funds Account Funds     ("SC"))
                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                          ------------- ------------- ------------- ------------- -------------- --------------
                                                       Oppenheimer
                                                       Main Street
                           Oppenheimer   Oppenheimer    Small Cap    Oppenheimer   Oppenheimer    Oppenheimer
                           High Income   Main Street     Growth      MidCap Fund  Strategic Bond Balanced (SC)
                          ------------- ------------- ------------- ------------- -------------- --------------
ASSETS
Investments at fair value  $1,743,237    $6,185,794    $3,969,763    $1,930,781     $6,438,426    $39,597,630
Due from Allstate Life
 Insurance Company.......          --            --            --            --             --             --
                           ----------    ----------    ----------    ----------     ----------    -----------
    Total assets.........  $1,743,237    $6,185,794    $3,969,763    $1,930,781     $6,438,426    $39,597,630
                           ==========    ==========    ==========    ==========     ==========    ===========
NET ASSETS
Accumulation units.......  $1,743,237    $6,180,680    $3,969,763    $1,930,781     $6,438,426    $39,521,301
Contracts in payout
 (annuitization) period..          --         5,114            --            --             --         76,329
                           ----------    ----------    ----------    ----------     ----------    -----------
    Total net assets.....  $1,743,237    $6,185,794    $3,969,763    $1,930,781     $6,438,426    $39,597,630
                           ==========    ==========    ==========    ==========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.........     219,275       241,538       218,119        35,709      1,157,990      2,432,287
                           ==========    ==========    ==========    ==========     ==========    ===========
Cost of investments......  $1,826,862    $4,790,016    $2,850,383    $1,675,511     $5,560,222    $38,442,177
                           ==========    ==========    ==========    ==========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $    12.96    $    10.00    $    20.42    $     5.68     $    15.03    $     15.26
                           ==========    ==========    ==========    ==========     ==========    ===========
    Highest..............  $    13.18    $    14.99    $    21.12    $    14.05     $    16.65    $     16.34
                           ==========    ==========    ==========    ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                             Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer    Oppenheimer
                              Variable         Variable       Variable         Variable        Variable       Variable
                            Account Funds   Account Funds   Account Funds   Account Funds   Account Funds  Account Funds
                           (Service Class   (Service Class (Service Class   (Service Class  (Service Class (Service Class
                               ("SC"))         ("SC"))         ("SC"))         ("SC"))         ("SC"))        ("SC"))
                             Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                          ----------------- -------------- --------------- ---------------- -------------- --------------
                                                                                                            Oppenheimer
                             Oppenheimer                     Oppenheimer                     Oppenheimer    Main Street
                               Capital       Oppenheimer       Global        Oppenheimer         Main        Small Cap
                          Appreciation (SC) Core Bond (SC) Securities (SC) High Income (SC)  Street (SC)    Growth (SC)
                          ----------------- -------------- --------------- ---------------- -------------- --------------
ASSETS
Investments at fair value    $80,889,689     $56,223,013     $44,655,895     $37,113,479     $113,261,706   $48,609,506
Due from Allstate Life
 Insurance Company.......             --              --              --              --               --            --
                             -----------     -----------     -----------     -----------     ------------   -----------
    Total assets.........    $80,889,689     $56,223,013     $44,655,895     $37,113,479     $113,261,706   $48,609,506
                             ===========     ===========     ===========     ===========     ============   ===========
NET ASSETS
Accumulation units.......    $80,765,889     $56,215,511     $44,455,190     $36,746,524     $113,162,683   $48,359,692
Contracts in payout
 (annuitization) period..        123,800           7,502         200,705         366,955           99,023       249,814
                             -----------     -----------     -----------     -----------     ------------   -----------
    Total net assets.....    $80,889,689     $56,223,013     $44,655,895     $37,113,479     $113,261,706   $48,609,506
                             ===========     ===========     ===========     ===========     ============   ===========
FUND SHARE
 INFORMATION
Number of shares.........      1,729,151       5,120,493       1,231,207       4,703,863        4,462,636     2,696,035
                             ===========     ===========     ===========     ===========     ============   ===========
Cost of investments......    $63,385,186     $55,516,616     $36,146,218     $38,769,067     $ 91,215,163   $41,633,819
                             ===========     ===========     ===========     ===========     ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $     15.00     $     10.44     $     21.51     $     13.95     $      15.47   $     19.35
                             ===========     ===========     ===========     ===========     ============   ===========
    Highest..............    $     16.04     $     10.88     $     22.96     $     14.93     $      16.65   $     20.71
                             ===========     ===========     ===========     ===========     ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                            Oppenheimer     Oppenheimer
                              Variable        Variable
                           Account Funds   Account Funds        PIMCO             PIMCO            PIMCO           PIMCO
                           (Service Class  (Service Class Advisors Variable Advisors Variable    Variable        Variable
                              ("SC"))         ("SC"))      Insurance Trust   Insurance Trust  Insurance Trust Insurance Trust
                            Sub-Account     Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account
                          ---------------- -------------- ----------------- ----------------- --------------- ---------------
                                            Oppenheimer
                            Oppenheimer      Strategic                            OpCap
                          MidCap Fund (SC)   Bond (SC)     OpCap Balanced       Small Cap      Foreign Bond    Money Market
                          ---------------- -------------- ----------------- ----------------- --------------- ---------------
ASSETS
Investments at fair value   $21,103,907     $137,791,892       $9,542            $2,182           $3,321          $25,450
Due from Allstate Life
 Insurance Company.......            --               --           --                --               --               --
                            -----------     ------------       ------            ------           ------          -------
    Total assets.........   $21,103,907     $137,791,892       $9,542            $2,182           $3,321          $25,450
                            ===========     ============       ======            ======           ======          =======
NET ASSETS
Accumulation units.......   $21,103,907     $136,687,897       $9,542            $2,182           $3,321          $25,450
Contracts in payout
 (annuitization) period..            --        1,103,995           --                --               --               --
                            -----------     ------------       ------            ------           ------          -------
    Total net assets.....   $21,103,907     $137,791,892       $9,542            $2,182           $3,321          $25,450
                            ===========     ============       ======            ======           ======          =======
FUND SHARE
 INFORMATION
Number of shares.........       396,541       24,387,945          955                75              328           25,450
                            ===========     ============       ======            ======           ======          =======
Cost of investments......   $17,167,002     $124,310,517       $9,635            $2,158           $3,316          $25,450
                            ===========     ============       ======            ======           ======          =======
ACCUMULATION
 UNIT VALUE
    Lowest...............   $     16.19     $      14.07       $11.22            $18.08           $11.96          $ 10.63
                            ===========     ============       ======            ======           ======          =======
    Highest..............   $     17.24     $      15.14       $11.22            $18.08           $11.96          $ 10.63
                            ===========     ============       ======            ======           ======          =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                               PIMCO           PIMCO           PIMCO           PIMCO            PIMCO
                             Variable        Variable        Variable         Variable         Variable         Putnam
                          Insurance Trust Insurance Trust Insurance Trust Insurance Trust  Insurance Trust  Variable Trust
                            Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
                          --------------- --------------- --------------- ---------------- ---------------- --------------
                                             PIMCO VIT       PIMCO VIT
                                             Commodity       Emerging        PIMCO VIT        PIMCO VIT      VT American
                            PIMCO Total     Real Return    Markets Bond     Real Return      Total Return     Government
                              Return         Strategy     (Admin Shares)  (Advisor Shares) (Advisor Shares)     Income
                          --------------- --------------- --------------- ---------------- ---------------- --------------
ASSETS
Investments at fair value     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,951,141
Due from Allstate Life
 Insurance Company.......          --               --             --                --               --              --
                              -------       ----------       --------        ----------      -----------     -----------
    Total assets.........     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,951,141
                              =======       ==========       ========        ==========      ===========     ===========
NET ASSETS
Accumulation units.......     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,432,615
Contracts in payout
 (annuitization) period..          --               --             --                --               --         518,526
                              -------       ----------       --------        ----------      -----------     -----------
    Total net assets.....     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,951,141
                              =======       ==========       ========        ==========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares.........       1,464          194,671         54,136           781,426        2,274,701       4,101,894
                              =======       ==========       ========        ==========      ===========     ===========
Cost of investments......     $15,134       $2,331,573       $747,692        $9,409,032      $22,991,112     $47,546,078
                              =======       ==========       ========        ==========      ===========     ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............     $ 12.67       $    11.34       $  10.98        $    10.90      $     10.86     $      7.39
                              =======       ==========       ========        ==========      ===========     ===========
    Highest..............     $ 12.67       $    11.57       $  11.20        $    11.07      $     11.08     $     14.47
                              =======       ==========       ========        ==========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                     VT The George
                            VT Capital     VT Capital    VT Discovery  VT Diversified   VT Equity     Putnam Fund
                           Appreciation  Opportunities      Growth         Income         Income       of Boston
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $13,117,604     $6,343,831    $16,058,615    $71,147,952    $35,170,869    $176,034,706
Due from Allstate Life
 Insurance Company.......           --             --             --             --             --              --
                           -----------     ----------    -----------    -----------    -----------    ------------
    Total assets.........  $13,117,604     $6,343,831    $16,058,615    $71,147,952    $35,170,869    $176,034,706
                           ===========     ==========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units.......  $13,083,170     $6,343,831    $16,000,085    $70,921,645    $35,013,493    $175,540,298
Contracts in payout
 (annuitization) period..       34,434             --         58,530        226,307        157,376         494,408
                           -----------     ----------    -----------    -----------    -----------    ------------
    Total net assets.....  $13,117,604     $6,343,831    $16,058,615    $71,147,952    $35,170,869    $176,034,706
                           ===========     ==========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........    1,601,661        441,157      2,703,470      8,177,926      2,349,423      16,017,717
                           ===========     ==========    ===========    ===========    ===========    ============
Cost of investments......  $12,646,139     $6,927,113    $12,066,920    $71,630,087    $31,303,572    $170,714,611
                           ===========     ==========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $      8.46     $    15.98    $      5.71    $     13.80    $     15.88    $      12.12
                           ===========     ==========    ===========    ===========    ===========    ============
    Highest..............  $      9.32     $    17.03    $     15.50    $     15.64    $     16.93    $      14.68
                           ===========     ==========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                VT
                           Global Asset    VT Global    VT Growth and    VT Growth      VT Health
                            Allocation       Equity         Income     Opportunities     Sciences    VT High Yield
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $49,585,162    $53,911,479    $410,138,082   $17,940,105    $51,583,300    $84,132,469
Due from Allstate Life
 Insurance Company.......           --             --              --            --             --             --
                           -----------    -----------    ------------   -----------    -----------    -----------
    Total assets.........  $49,585,162    $53,911,479    $410,138,082   $17,940,105    $51,583,300    $84,132,469
                           ===========    ===========    ============   ===========    ===========    ===========
NET ASSETS
Accumulation units.......  $49,498,939    $53,833,207    $409,347,273   $17,868,064    $51,552,924    $83,937,335
Contracts in payout
 (annuitization) period..       86,223         78,272         790,809        72,041         30,376        195,134
                           -----------    -----------    ------------   -----------    -----------    -----------
    Total net assets.....  $49,585,162    $53,911,479    $410,138,082   $17,940,105    $51,583,300    $84,132,469
                           ===========    ===========    ============   ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.........    2,927,105      3,723,168      17,739,536     3,250,019      3,846,629     11,384,637
                           ===========    ===========    ============   ===========    ===========    ===========
Cost of investments......  $43,706,873    $56,765,917    $427,835,007   $20,508,601    $45,932,853    $86,426,650
                           ===========    ===========    ============   ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     11.03    $      7.16    $      10.61   $      4.52    $      9.72    $     12.99
                           ===========    ===========    ============   ===========    ===========    ===========
    Highest..............  $     16.10    $     11.64    $      16.43   $     11.73    $     13.38    $     16.51
                           ===========    ===========    ============   ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                                              VT             VT
                                               VT       International  International
                                         International    Growth and        New                            VT
                            VT Income        Equity         Income     Opportunities   VT Investors  Mid Cap Value
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $200,710,810   $314,633,926   $65,687,567    $39,491,751    $128,940,979   $16,546,732
Due from Allstate Life
 Insurance Company.......            --             --            --             --              --            --
                           ------------   ------------   -----------    -----------    ------------   -----------
    Total assets.........  $200,710,810   $314,633,926   $65,687,567    $39,491,751    $128,940,979   $16,546,732
                           ============   ============   ===========    ===========    ============   ===========
NET ASSETS
Accumulation units.......  $199,896,193   $314,209,656   $65,611,171    $39,485,755    $128,717,076   $16,539,577
Contracts in payout
 (annuitization) period..       814,617        424,270        76,396          5,996         223,903         7,155
                           ------------   ------------   -----------    -----------    ------------   -----------
    Total net assets.....  $200,710,810   $314,633,926   $65,687,567    $39,491,751    $128,940,979   $16,546,732
                           ============   ============   ===========    ===========    ============   ===========
FUND SHARE
 INFORMATION
Number of shares.........    15,942,082     16,594,616     3,985,896      1,928,308      11,173,395     1,012,033
                           ============   ============   ===========    ===========    ============   ===========
Cost of investments......  $198,682,257   $261,990,372   $54,749,007    $28,099,349    $134,817,550   $15,456,621
                           ============   ============   ===========    ===========    ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $      10.96   $      11.48   $     15.18    $      7.66    $       6.92   $     17.72
                           ============   ============   ===========    ===========    ============   ===========
    Highest..............  $      14.29   $      23.07   $     22.20    $     15.81    $      16.43   $     18.89
                           ============   ============   ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                                                          VT OTC &
                                VT           VT New                       Emerging                    VT Small Cap
                           Money Market  Opportunities   VT New Value      Growth      VT Research       Value
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $157,819,289   $ 91,485,033   $164,993,303   $26,995,126    $66,807,840    $109,013,566
Due from Allstate Life
 Insurance Company.......            --             --             --            --             --              --
                           ------------   ------------   ------------   -----------    -----------    ------------
    Total assets.........  $157,819,289   $ 91,485,033   $164,993,303   $26,995,126    $66,807,840    $109,013,566
                           ============   ============   ============   ===========    ===========    ============
NET ASSETS
Accumulation units.......  $157,330,117   $ 91,256,651   $164,701,492   $26,972,101    $66,562,803    $108,879,549
Contracts in payout
 (annuitization) period..       489,172        228,382        291,811        23,025        245,037         134,017
                           ------------   ------------   ------------   -----------    -----------    ------------
    Total net assets.....  $157,819,289   $ 91,485,033   $164,993,303   $26,995,126    $66,807,840    $109,013,566
                           ============   ============   ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........   157,819,289      4,317,368     10,562,952     3,304,177      5,084,310       5,814,057
                           ============   ============   ============   ===========    ===========    ============
Cost of investments......  $157,819,289   $116,714,390   $157,705,403   $34,373,959    $61,852,665    $ 99,721,722
                           ============   ============   ============   ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $       9.95   $       5.25   $      11.36   $      2.62    $      8.23    $      13.47
                           ============   ============   ============   ===========    ===========    ============
    Highest..............  $      11.91   $      17.96   $      18.78   $      6.50    $     15.82    $      25.13
                           ============   ============   ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                            Putnam         Putnam         Putnam         Rydex       STI Classic    STI Classic
                        Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                         Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT                                                      STI Clasic     STI Clasic
                          Utilities                                                   Large Cap      Large Cap
                          Growth and                                                 Core Equity    Growth Stock
                            Income        VT Vista      VT Voyager     Rydex OTC         Fund           Fund
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair
 value.................  $48,605,427    $68,836,580    $244,632,021      $6,615       $3,650,181    $15,510,006
Due from Allstate Life
 Insurance
 Company...............           --             --              --          --               --             --
                         -----------    -----------    ------------      ------       ----------    -----------
    Total assets.......  $48,605,427    $68,836,580    $244,632,021      $6,615       $3,650,181    $15,510,006
                         ===========    ===========    ============      ======       ==========    ===========
NET ASSETS
Accumulation units.....  $48,470,441    $68,697,493    $244,260,764      $6,615       $3,650,181    $15,389,444
Contracts in payout
 (annuitization)
 period................      134,986        139,087         371,257          --               --        120,562
                         -----------    -----------    ------------      ------       ----------    -----------
    Total net assets...  $48,605,427    $68,836,580    $244,632,021      $6,615       $3,650,181    $15,510,006
                         ===========    ===========    ============      ======       ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.......    2,322,285      4,510,916       7,709,802         365          296,281        848,933
                         ===========    ===========    ============      ======       ==========    ===========
Cost of investments....  $33,747,173    $68,017,655    $287,754,361      $5,241       $3,265,067    $14,038,164
                         ===========    ===========    ============      ======       ==========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.26    $      6.50    $       6.08      $15.19       $    12.07    $      9.79
                         ===========    ===========    ============      ======       ==========    ===========
    Highest............  $     27.01    $     18.86    $      14.63      $15.19       $    15.73    $     26.21
                         ===========    ===========    ============      ======       ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                     The Universal  The Universal  The Universal
                         STI Classic    STI Classic    STI Classic   Institutional  Institutional  Institutional
                        Variable Trust Variable Trust Variable Trust  Funds, Inc.    Funds, Inc.    Funds, Inc.
                         Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                        -------------- -------------- -------------- -------------- -------------- --------------
                          STI Large         STI                        Van Kampen
                          Cap Value     Mid-Cap Core  STI Small Cap   UIF Emerging  Van Kampen UIF Van Kampen UIF
                            Equity      Equity Fund    Value Equity  Markets Equity Equity Growth   Fixed Income
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair
 value.................  $15,457,397     $5,835,242     $7,959,818    $66,623,063    $55,126,376     $1,772,824
Due from Allstate Life
 Insurance
 Company...............           --             --             --             --             --             --
                         -----------     ----------     ----------    -----------    -----------     ----------
    Total assets.......  $15,457,397     $5,835,242     $7,959,818    $66,623,063    $55,126,376     $1,772,824
                         ===========     ==========     ==========    ===========    ===========     ==========
NET ASSETS
Accumulation units.....  $15,200,638     $5,795,959     $7,920,953    $66,380,514    $55,073,061     $1,772,824
Contracts in payout
 (annuitization)
 period................      256,759         39,283         38,865        242,549         53,315             --
                         -----------     ----------     ----------    -----------    -----------     ----------
    Total net assets...  $15,457,397     $5,835,242     $7,959,818    $66,623,063    $55,126,376     $1,772,824
                         ===========     ==========     ==========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......      859,222        479,478        623,322      2,745,079      2,743,971        153,094
                         ===========     ==========     ==========    ===========    ===========     ==========
Cost of investments....  $11,887,616     $5,600,963     $8,679,296    $35,778,236    $40,890,473     $1,724,070
                         ===========     ==========     ==========    ===========    ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     13.18     $    11.46     $    18.28    $     22.64    $      8.69     $    11.94
                         ===========     ==========     ==========    ===========    ===========     ==========
    Highest............  $     24.65     $    21.81     $    30.07    $     38.60    $     16.13     $    14.62
                         ===========     ==========     ==========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                        The Universal The Universal  The Universal  The Universal  The Universal The Universal
                        Institutional Institutional  Institutional  Institutional  Institutional Institutional
                         Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                         Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                        ------------- -------------- -------------- -------------- ------------- -------------
                                                                                    Van Kampen
                         Van Kampen                  Van Kampen UIF                  UIF U.S.     Van Kampen
                         UIF Global     Van Kampen   International  Van Kampen UIF    Mid Cap      UIF U.S.
                        Value Equity  UIF High Yield     Magnum     Mid Cap Growth     Value      Real Estate
                        ------------- -------------- -------------- -------------- ------------- -------------
ASSETS
Investments at fair
 value.................    $49,697        $8,984      $38,583,548    $38,131,515   $116,996,415   $46,609,395
Due from Allstate Life
 Insurance Company.....         --            --               --             --             --            --
                           -------        ------      -----------    -----------   ------------   -----------
    Total assets.......    $49,697        $8,984      $38,583,548    $38,131,515   $116,996,415   $46,609,395
                           =======        ======      ===========    ===========   ============   ===========
NET ASSETS
Accumulation units.....    $49,697        $8,984      $38,496,691    $38,131,515   $116,865,931   $46,549,209
Contracts in payout
 (annuitization) period         --            --           86,857             --        130,484        60,186
                           -------        ------      -----------    -----------   ------------   -----------
    Total net assets...    $49,697        $8,984      $38,583,548    $38,131,515   $116,996,415   $46,609,395
                           =======        ======      ===========    ===========   ============   ===========
FUND SHARE
 INFORMATION
Number of shares.......      3,019           698        2,660,934      2,615,330      6,122,261     2,113,805
                           =======        ======      ===========    ===========   ============   ===========
Cost of investments....    $40,134        $4,918      $30,863,847    $26,240,643   $ 94,242,153   $36,405,495
                           =======        ======      ===========    ===========   ============   ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 13.78        $13.94      $     12.68    $     17.73   $      13.78   $     20.13
                           =======        ======      ===========    ===========   ============   ===========
    Highest............    $ 16.90        $13.94      $     18.38    $     21.58   $      21.83   $     33.35
                           =======        ======      ===========    ===========   ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                        The Universal The Universal  The Universal  The Universal  The Universal
                          The Universal Institutional Institutional  Institutional  Institutional  Institutional
                          Institutional  Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.
                           Funds, Inc.   (Class II)     (Class II)     (Class II)     (Class II)    (Class II)
                           Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          ------------- ------------- -------------- -------------- -------------- -------------
                                         Van Kampen     Van Kampen     Van Kampen                   Van Kampen
                                        UIF Emerging   UIF Emerging  UIF Equity and Van Kampen UIF  UIF Global
                           Van Kampen   Markets Debt  Markets Equity     Income     Equity Growth    Franchise
                            UIF Value    (Class II)     (Class II)     (Class II)     (Class II)    (Class II)
                          ------------- ------------- -------------- -------------- -------------- -------------
ASSETS
Investments at fair value   $252,445     $28,785,587   $41,679,273    $81,720,778    $18,704,531   $119,171,274
Due from Allstate Life
 Insurance Company.......         --              --            --             --             --             --
                            --------     -----------   -----------    -----------    -----------   ------------
    Total assets.........   $252,445     $28,785,587   $41,679,273    $81,720,778    $18,704,531   $119,171,274
                            ========     ===========   ===========    ===========    ===========   ============
NET ASSETS
Accumulation units.......   $252,445     $28,669,162   $41,676,374    $81,534,445    $18,681,221   $118,678,774
Contracts in payout
 (annuitization) period..         --         116,425         2,899        186,333         23,310        492,500
                            --------     -----------   -----------    -----------    -----------   ------------
    Total net assets.....   $252,445     $28,785,587   $41,679,273    $81,720,778    $18,704,531   $119,171,274
                            ========     ===========   ===========    ===========    ===========   ============
FUND SHARE
 INFORMATION
Number of shares.........     19,168       3,390,528     1,718,733      5,544,150        940,872      6,587,688
                            ========     ===========   ===========    ===========    ===========   ============
Cost of investments......   $242,395     $29,081,927   $24,718,293    $74,876,852    $12,839,816   $101,164,466
                            ========     ===========   ===========    ===========    ===========   ============
ACCUMULATION UNIT
 VALUE
    Lowest...............   $  12.48     $     14.70   $     42.19    $     12.60    $     14.40   $      15.23
                            ========     ===========   ===========    ===========    ===========   ============
    Highest..............   $  16.40     $     19.29   $     44.88    $     15.37    $     17.43   $      19.59
                            ========     ===========   ===========    ===========    ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          The Universal The Universal The Universal  The Universal  The Universal Van Kampen
                          Institutional Institutional Institutional  Institutional  Institutional    Life
                           Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.  Investment
                           (Class II)    (Class II)     (Class II)     (Class II)    (Class II)      Trust
                           Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account  Sub-Account
                          ------------- ------------- -------------- -------------- ------------- -----------
                           Van Kampen
                            UIF Int'l    Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen
                             Growth      UIF Mid Cap  Small Company   U.S. Mid Cap    UIF U.S.
                             Equity        Growth         Growth         Value       Real Estate      LIT
                           (Class II)    (Class II)     (Class II)     (Class II)    (Class II)    Comstock
                          ------------- ------------- -------------- -------------- ------------- -----------
ASSETS
Investments at fair value  $5,211,827    $62,806,775   $23,183,819    $79,805,730    $88,471,741  $78,669,661
Due from Allstate Life
 Insurance Company.......          --             --            --             --             --           --
                           ----------    -----------   -----------    -----------    -----------  -----------
    Total assets.........  $5,211,827    $62,806,775   $23,183,819    $79,805,730    $88,471,741  $78,669,661
                           ==========    ===========   ===========    ===========    ===========  ===========
NET ASSETS
Accumulation units.......  $5,211,827    $62,781,233   $23,114,791    $79,704,279    $88,120,787  $78,582,135
Contracts in payout
 (annuitization) period..          --         25,542        69,028        101,451        350,954       87,526
                           ----------    -----------   -----------    -----------    -----------  -----------
    Total net assets.....  $5,211,827    $62,806,775   $23,183,819    $79,805,730    $88,471,741  $78,669,661
                           ==========    ===========   ===========    ===========    ===========  ===========
FUND SHARE
 INFORMATION
Number of shares.........     430,374      4,331,502     1,369,393      4,191,477      4,054,617    5,676,022
                           ==========    ===========   ===========    ===========    ===========  ===========
Cost of investments......  $4,489,402    $48,975,161   $20,278,792    $71,444,450    $85,184,487  $69,479,072
                           ==========    ===========   ===========    ===========    ===========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $    11.87    $     11.67   $     18.79    $     15.15    $     20.64  $     13.22
                           ==========    ===========   ===========    ===========    ===========  ===========
    Highest..............  $    12.14    $     23.74   $     19.99    $     21.25    $     25.08  $     16.49
                           ==========    ===========   ===========    ===========    ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                 Van Kampen    Van Kampen    Van Kampen
                          Van Kampen   Van Kampen  Van Kampen       Life          Life          Life
                             Life         Life        Life       Investment    Investment    Investment
                          Investment   Investment  Investment      Trust         Trust         Trust
                             Trust       Trust        Trust      (Class II)    (Class II)    (Class II)
                          Sub-Account Sub-Account  Sub-Account  Sub-Account   Sub-Account   Sub-Account
                          ----------- ------------ ----------- -------------- ------------ --------------
                                                               LIT Aggressive              LIT Growth and
                              LIT         LIT         Strat        Growth     LIT Comstock     Income
                          Government  Money Market  Growth I     (Class II)    (Class II)    (Class II)
                          ----------- ------------ ----------- -------------- ------------ --------------
ASSETS
Investments at fair value $1,405,357   $3,379,939  $45,412,223  $21,082,302   $297,888,327  $157,176,108
Due from Allstate Life
 Insurance Company.......         --           --           --           --             --            --
                          ----------   ----------  -----------  -----------   ------------  ------------
    Total assets......... $1,405,357   $3,379,939  $45,412,223  $21,082,302   $297,888,327  $157,176,108
                          ==========   ==========  ===========  ===========   ============  ============
NET ASSETS
Accumulation units....... $1,405,357   $3,379,939  $45,275,212  $21,082,302   $297,727,899  $156,812,987
Contracts in payout
 (annuitization) period..         --           --      137,011           --        160,428       363,121
                          ----------   ----------  -----------  -----------   ------------  ------------
    Total net assets..... $1,405,357   $3,379,939  $45,412,223  $21,082,302   $297,888,327  $157,176,108
                          ==========   ==========  ===========  ===========   ============  ============
FUND SHARE
 INFORMATION
Number of shares.........    147,622    3,379,939    1,348,344    3,685,717     21,586,111     7,375,697
                          ==========   ==========  ===========  ===========   ============  ============
Cost of investments...... $1,364,592   $3,379,939  $45,953,105  $17,044,682   $262,840,787  $134,427,709
                          ==========   ==========  ===========  ===========   ============  ============
ACCUMULATION UNIT
 VALUE
    Lowest............... $    11.90   $    11.23  $      5.50  $     14.01   $      12.31  $      15.95
                          ==========   ==========  ===========  ===========   ============  ============
    Highest.............. $    12.17   $    11.62  $     15.97  $     19.24   $      16.48  $      18.99
                          ==========   ==========  ===========  ===========   ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                  Van Kampen  Van Kampen
                                                     Life        Life
                                                  Investment  Investment
                                                    Trust        Trust
                                                  (Class II)  (Class II)
                                                 Sub-Account  Sub-Account
                                                 ------------ -----------
                                                     LIT
                                                 Money Market    Strat
                                                  (Class II)   Growth II
                                                 ------------ -----------
      ASSETS
      Investments at fair value................. $32,788,435  $63,457,444
      Due from Allstate Life Insurance Company..          --           --
                                                 -----------  -----------
          Total assets.......................... $32,788,435  $63,457,444
                                                 ===========  ===========
      NET ASSETS
      Accumulation units........................ $32,788,435  $63,327,448
      Contracts in payout (annuitization) period          --      129,996
                                                 -----------  -----------
          Total net assets...................... $32,788,435  $63,457,444
                                                 ===========  ===========
      FUND SHARE INFORMATION
      Number of shares..........................  32,788,435    1,906,201
                                                 ===========  ===========
      Cost of investments....................... $32,788,435  $48,306,465
                                                 ===========  ===========
      ACCUMULATION UNIT VALUE
          Lowest................................ $     10.09  $      8.51
                                                 ===========  ===========
          Highest............................... $     10.64  $     15.48
                                                 ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                            Advanced       Advanced       Advanced     Advanced     Advanced       Advanced
                                             Series         Series         Series       Series       Series         Series
                                             Trust          Trust          Trust         Trust        Trust         Trust
                                          Sub-Account    Sub-Account    Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                         -------------- -------------- -------------- ----------- ------------- --------------
                                                                                          AST          AST           AST
                                                             AST            AST        Alliance     Alliance       American
                                              AST         Aggressive      Alliance     Bernstein    Bernstein      Century
                                            Advanced        Asset        Bernstein     Growth &      Managed      Strategic
                                         Strategies (a) Allocation (a) Core Value (a) Income (a)  Index 500 (a) Allocation (a)
                                         -------------- -------------- -------------- ----------- ------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 1,119         $   73          $ --        $   357      $   631       $ 2,151
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (1,089)           (92)           (1)          (138)         (26)         (375)
    Administrative expense..............        (83)            (9)           --            (11)          (3)          (31)
                                            -------         ------          ----        -------      -------       -------
    Net investment income (loss)........        (53)           (28)           (1)           208          602         1,745
                                            -------         ------          ----        -------      -------       -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................     63,194            101             1          9,772       37,736         5,271
    Cost of investments sold............     63,588             99             1          9,626       38,747         5,153
                                            -------         ------          ----        -------      -------       -------
       Realized gains (losses) on
        fund shares.....................       (394)             2            --            146       (1,011)          118
Realized gain distributions.............        378            296            --          1,191           --         5,789
                                            -------         ------          ----        -------      -------       -------
    Net realized gains (losses).........        (16)           298            --          1,337       (1,011)        5,907
Change in unrealized gains (losses).....      2,697            925           (46)        (2,142)        (169)       (7,407)
                                            -------         ------          ----        -------      -------       -------
    Net realized and unrealized gains
     (losses) on investments............      2,681          1,223           (46)          (805)      (1,180)       (1,500)
                                            -------         ------          ----        -------      -------       -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $ 2,628         $1,195          $(47)       $  (597)     $  (578)      $   245
                                            =======         ======          ====        =======      =======       =======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                            Advanced       Advanced     Advanced      Advanced     Advanced    Advanced
                                             Series         Series       Series        Series       Series      Series
                                             Trust          Trust         Trust        Trust         Trust       Trust
                                          Sub-Account    Sub-Account   Sub-Account  Pub-Account   Sub-Account Sub-Account
                                         -------------- -------------- ----------- -------------- ----------- -----------
                                              AST        AST Capital       AST          AST           AST         AST
                                            Balanced        Growth       Cohen &    Conservative     DeAm        DeAm
                                             Asset          Asset        Steers        Asset       Large-Cap   Small-Cap
                                         Allocation (a) Allocation (a) Realty (a)  Allocation (a)  Value (a)   Value (a)
                                         -------------- -------------- ----------- -------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $  9,266       $  4,419       $ --        $ 1,423         $--         $--
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (9,840)        (7,644)        (1)        (1,951)         --          --
    Administrative expense..............        (802)          (635)        --           (180)         --          --
                                            --------       --------       ----        -------         ---         ---
    Net investment income (loss)........      (1,376)        (3,860)        (1)          (707)         --          --
                                            --------       --------       ----        -------         ---         ---
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................     229,039        156,445          1         84,819          --          --
    Cost of investments sold............     230,245        159,501          1         84,270          --          --
                                            --------       --------       ----        -------         ---         ---
       Realized gains (losses) on
        fund shares.....................      (1,206)        (3,056)        --            549          --          --
Realized gain distributions.............       9,020          6,902         --          1,244          --          --
                                            --------       --------       ----        -------         ---         ---
    Net realized gains (losses).........       7,814          3,846         --          1,793          --          --
Change in unrealized gains (losses).....     (28,255)       (45,349)       (18)         2,729          (1)          9
                                            --------       --------       ----        -------         ---         ---
    Net realized and unrealized gains
     (losses) on investments............     (20,441)       (41,503)       (18)         4,522          (1)          9
                                            --------       --------       ----        -------         ---         ---
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $(21,817)      $(45,363)      $(19)       $ 3,815         $(1)        $ 9
                                            ========       ========       ====        =======         ===         ===

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                          Advanced    Advanced     Advanced     Advanced    Advanced      Advanced
                                           Series      Series       Series       Series      Series        Series
                                            Trust       Trust       Trust        Trust        Trust        Trust
                                         Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         ----------- ----------- ------------ ------------ ----------- --------------
                                                                     AST          AST          AST
                                             AST         AST     First Trust    Goldman      Goldman
                                          Federated  First Trust   Capital       Sachs        Sachs
                                         Aggressive   Balanced   Appreciation Concentrated   Mid-Cap        AST
                                         Growth (a)  Target (a)   Target (a)   Growth (a)  Growth (a)  High Yield (a)
                                         ----------- ----------- ------------ ------------ ----------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................     $--      $  5,684     $  4,443       $ --        $ --          $--
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      --        (5,405)      (9,388)        (2)         (1)          (1)
    Administrative expense..............      --          (407)        (740)        --          --           --
                                             ---      --------     --------       ----        ----          ---
    Net investment income (loss)........      --          (128)      (5,685)        (2)         (1)          (1)
                                             ---      --------     --------       ----        ----          ---
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................      --       145,995      260,112          2           1            1
    Cost of investments sold............      --       147,429      270,892          2           1            1
                                             ---      --------     --------       ----        ----          ---
       Realized gains (losses) on
        fund shares.....................      --        (1,434)     (10,780)        --          --           --
Realized gain distributions.............      --           499        1,632         --          --           --
                                             ---      --------     --------       ----        ----          ---
    Net realized gains (losses).........      --          (935)      (9,148)        --          --           --
Change in unrealized gains (losses).....       6       (20,753)       6,421        (68)        (28)           9
                                             ---      --------     --------       ----        ----          ---
    Net realized and unrealized gains
     (losses) on investments............       6       (21,688)      (2,727)       (68)        (28)           9
                                             ---      --------     --------       ----        ----          ---
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................     $ 6      $(21,816)    $ (8,412)      $(70)       $(29)         $ 8
                                             ===      ========     ========       ====        ====          ===

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                           Advanced      Advanced      Advanced     Advanced     Advanced     Advanced
                                            Series        Series        Series       Series       Series       Series
                                             Trust         Trust         Trust        Trust        Trust        Trust
                                          Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         ------------- ------------- ------------- ----------- ------------- -----------
                                                                          AST                       AST          AST
                                              AST           AST        JPMorgan        AST         Lord        Marsico
                                         International International International  Large-Cap   Abbett Bond    Capital
                                          Growth (a)     Value (a)    Equity (a)    Value (a)  Debenture (a) Growth (a)
                                         ------------- ------------- ------------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    75       $   328       $   542      $   126        $--         $  17
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........        (71)         (140)         (139)         (32)        (1)          (24)
    Administrative expense..............         (6)          (11)          (11)          (4)        --            (3)
                                            -------       -------       -------      -------        ---         -----
    Net investment income (loss)........         (2)          177           392           90         (1)          (10)
                                            -------       -------       -------      -------        ---         -----
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................      5,127         9,977         9,895           36          1            25
    Cost of investments sold............      4,952         9,741         9,684           39          1            25
                                            -------       -------       -------      -------        ---         -----
       Realized gains (losses) on
        fund shares.....................        175           236           211           (3)        --            --
Realized gain distributions.............      1,250            --            --          291         --            --
                                            -------       -------       -------      -------        ---         -----
    Net realized gains (losses).........      1,425           236           211          288         --            --
Change in unrealized gains (losses).....     (1,436)       (1,222)       (1,011)      (1,457)        13          (284)
                                            -------       -------       -------      -------        ---         -----
    Net realized and unrealized gains
     (losses) on investments............        (11)         (986)         (800)      (1,169)        13          (284)
                                            -------       -------       -------      -------        ---         -----
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $   (13)      $  (809)      $  (408)     $(1,079)       $12         $(294)
                                            =======       =======       =======      =======        ===         =====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                          Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                           Series      Series      Series      Series      Series      Series
                                            Trust       Trust       Trust       Trust       Trust       Trust
                                         Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                 AST         AST         AST
                                                                              Neuberger   Neuberger   Neuberger
                                             AST         AST         AST       Berman      Berman      Berman
                                         MFS Global    Mid-Cap      Money      Mid-Cap     Mid-Cap    Small-Cap
                                         Equity (a)   Value (a)  Market (a)  Growth (a)   Value (a)  Growth (a)
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   917      $ --        $100        $ --        $ --        $ --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (26)       --         (31)         --          (1)         --
    Administrative expense..............        (3)       --          (3)         --          --          --
                                           -------      ----        ----        ----        ----        ----
    Net investment income (loss)........       888        --          65          --          (1)         --
                                           -------      ----        ----        ----        ----        ----
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    37,974         1          31         835           1          --
    Cost of investments sold............    43,509         1          31         834           1          --
                                           -------      ----        ----        ----        ----        ----
       Realized gains (losses) on
        fund shares.....................    (5,535)       --          --           1          --          --
Realized gain distributions.............     4,630        --          --          --          --          --
                                           -------      ----        ----        ----        ----        ----
    Net realized gains (losses).........      (905)       --          --           1          --          --
Change in unrealized gains (losses).....      (645)      (17)         --           6         (17)        (26)
                                           -------      ----        ----        ----        ----        ----
    Net realized and unrealized gains
     (losses) on investments............    (1,550)      (17)         --           7         (17)        (26)
                                           -------      ----        ----        ----        ----        ----
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................   $  (662)     $(18)       $ 65        $  7        $(18)       $(26)
                                           =======      ====        ====        ====        ====        ====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                           Advanced      Advanced     Advanced      Advanced      Advanced      Advanced
                                            Series        Series       Series        Series        Series        Series
                                            Trust         Trust         Trust        Trust          Trust         Trust
                                         Sub-Account   Sub-Account   Sub-Account  Sub-Account    Sub-Account   Sub-Account
                                         ------------ -------------- ----------- -------------- ------------- -------------
                                             AST           AST                        AST            AST           AST
                                            PIMCO      Preservation      AST     T. Rowe Price  T. Rowe Price T. Rowe Price
                                         Total Return     Asset       Small-Cap      Asset         Global       Large-Cap
                                           Bond (a)   Allocation (a)  Value (a)  Allocation (a)   Bond (a)     Growth (a)
                                         ------------ -------------- ----------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 2,032       $   888       $   179     $  23,275         $--          $  13
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (192)         (905)          (67)       (6,010)         (1)           (33)
    Administrative expense..............       (17)          (85)           (5)         (506)         --             (4)
                                           -------       -------       -------     ---------         ---          -----
    Net investment income (loss)........     1,823          (102)          107        16,759          (1)           (24)
                                           -------       -------       -------     ---------         ---          -----
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    45,339        11,773         4,820        33,573           1             36
    Cost of investments sold............    45,835        11,886         4,759        34,047           1             38
                                           -------       -------       -------     ---------         ---          -----
       Realized gains (losses) on
        fund shares.....................      (496)         (113)           61          (474)         --             (2)
Realized gain distributions.............        --            --         1,988        67,579          --             --
                                           -------       -------       -------     ---------         ---          -----
    Net realized gains (losses).........      (496)         (113)        2,049        67,105          --             (2)
Change in unrealized gains (losses).....       (44)        1,254        (3,288)     (109,938)         70           (762)
                                           -------       -------       -------     ---------         ---          -----
    Net realized and unrealized gains
     (losses) on investments............      (540)        1,141        (1,239)      (42,833)         70           (764)
                                           -------       -------       -------     ---------         ---          -----
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $ 1,283       $ 1,039       $(1,132)    $ (26,074)        $69          $(788)
                                           =======       =======       =======     =========         ===          =====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                           Advanced     Advanced    AIM Variable  AIM Variable AIM Variable AIM Variable
                                            Series       Series      Insurance     Insurance    Insurance    Insurance
                                             Trust        Trust        Funds         Funds        Funds        Funds
                                          Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                         ------------- ----------- -------------- ------------ ------------ ------------
                                              AST
                                         T. Rowe Price     AST                                  AIM V. I.    AIM V. I.
                                            Natural    UBS Dynamic   AIM V. I.     AIM V. I.     Capital      Capital
                                         Resources (a)  Alpha (a)  Basic Balanced Basic Value  Appreciation Development
                                         ------------- ----------- -------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $   175     $  9,326    $ 1,249,298   $   154,965  $        --  $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........        (45)      (3,911)      (576,696)     (372,269)  (2,478,986)    (317,312)
    Administrative expense..............         (5)        (317)       (45,639)      (28,868)    (185,035)     (24,573)
                                            -------     --------    -----------   -----------  -----------  -----------
    Net investment income (loss)........        125        5,097        626,963      (246,172)  (2,664,021)    (341,885)
                                            -------     --------    -----------   -----------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................         49       59,792     13,588,834     8,642,362   52,399,336    8,147,044
    Cost of investments sold............         51       60,085     12,573,179     6,623,079   47,075,855    5,355,720
                                            -------     --------    -----------   -----------  -----------  -----------
       Realized gains (losses) on
        fund shares.....................         (2)        (293)     1,015,655     2,019,283    5,323,481    2,791,324
Realized gain distributions.............      1,880           --             --     1,444,612           --    1,713,923
                                            -------     --------    -----------   -----------  -----------  -----------
    Net realized gains (losses).........      1,878         (293)     1,015,655     3,463,895    5,323,481    4,505,247
Change in unrealized gains (losses).....     (1,456)     (24,515)    (1,083,823)   (3,003,704)  16,060,948   (1,853,501)
                                            -------     --------    -----------   -----------  -----------  -----------
    Net realized and unrealized gains
     (losses) on investments............        422      (24,808)       (68,168)      460,191   21,384,429    2,651,746
                                            -------     --------    -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $   547     $(19,711)   $   558,795   $   214,019  $18,720,408  $ 2,309,861
                                            =======     ========    ===========   ===========  ===========  ===========

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                        AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable  AIM Variable
                                         Insurance    Insurance    Insurance    Insurance     Insurance    Insurance
                                           Funds        Funds        Funds        Funds         Funds        Funds
                                        Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account
                                        ------------ ------------ ------------ ------------ ------------- ------------
                                                      AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.
                                         AIM V. I.   Diversified   Government   AIM V. I.   International  Large Cap
                                        Core Equity     Income     Securities   High Yield     Growth        Growth
                                        ------------ ------------ ------------ ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends.............................. $ 2,206,013  $ 1,373,040   $  900,360   $  764,451   $   241,111   $    5,611
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk.........  (2,892,300)    (261,787)    (304,140)    (151,914)     (812,664)    (244,691)
    Administrative expense.............    (219,875)     (20,597)     (23,955)     (11,985)      (63,311)     (18,872)
                                        -----------  -----------   ----------   ----------   -----------   ----------
    Net investment income (loss).......    (906,162)   1,090,656      572,265      600,552      (634,864)    (257,952)
                                        -----------  -----------   ----------   ----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales................  58,678,187    7,220,579    6,333,048    3,984,164    17,435,853    4,483,000
    Cost of investments sold...........  49,955,220    7,972,340    6,247,480    4,125,583    10,806,794    3,786,278
                                        -----------  -----------   ----------   ----------   -----------   ----------
       Realized gains (losses) on
        fund shares....................   8,722,967     (751,761)      85,568     (141,419)    6,629,059      696,722
Realized gain distributions............          --           --           --           --            --           --
                                        -----------  -----------   ----------   ----------   -----------   ----------
    Net realized gains (losses)........   8,722,967     (751,761)      85,568     (141,419)    6,629,059      696,722
Change in unrealized gains
 (losses)..............................   7,046,254     (252,099)     458,983     (423,174)    1,870,564    2,015,733
                                        -----------  -----------   ----------   ----------   -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments.......................  15,769,221   (1,003,860)     544,551     (564,593)    8,499,623    2,712,455
                                        -----------  -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS............................ $14,863,059  $    86,796   $1,116,816   $   35,959   $ 7,864,759   $2,454,503
                                        ===========  ===========   ==========   ==========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                                         AIM Variable  AIM Variable
                                     AIM Variable AIM Variable AIM Variable AIM Variable  Insurance     Insurance
                                      Insurance    Insurance    Insurance    Insurance      Funds         Funds
                                        Funds        Funds        Funds        Funds      Series II     Series II
                                     Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                     ------------ ------------ ------------ ------------ ------------ --------------
                                      AIM V. I.                                           AIM V. I.
                                       Mid Cap     AIM V. I.    AIM V. I.    AIM V. I.      Basic       AIM V. I.
                                     Core Equity  Money Market  Technology   Utilities   Balanced II  Basic Value II
                                     ------------ ------------ ------------ ------------ ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $   53,579  $   974,731   $       --   $  253,566    $ 51,794    $    67,875
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......    (361,212)    (278,798)     (67,209)    (189,810)    (28,663)      (330,486)
    Administrative expense..........     (26,956)     (22,060)      (5,289)     (14,719)     (1,918)       (38,269)
                                      ----------  -----------   ----------   ----------    --------    -----------
    Net investment income
     (loss).........................    (334,589)     673,873      (72,498)      49,037      21,213       (300,880)
                                      ----------  -----------   ----------   ----------    --------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   9,768,419   17,018,597    1,653,294    4,829,850     200,584      3,756,746
    Cost of investments sold........   8,506,238   17,018,597    1,315,074    3,091,058     157,653      2,922,104
                                      ----------  -----------   ----------   ----------    --------    -----------
       Realized gains (losses)
        on fund shares..............   1,262,181           --      338,220    1,738,792      42,931        834,642
Realized gain distributions.........     349,490           --           --      657,217          --      1,141,121
                                      ----------  -----------   ----------   ----------    --------    -----------
    Net realized gains (losses).....   1,611,671           --      338,220    2,396,009      42,931      1,975,763
Change in unrealized gains
 (losses)...........................     938,743           --       52,796       48,499     (56,590)    (1,650,916)
                                      ----------  -----------   ----------   ----------    --------    -----------
    Net realized and unrealized
     gains (losses) on
     investments....................   2,550,414           --      391,016    2,444,508     (13,659)       324,847
                                      ----------  -----------   ----------   ----------    --------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $2,215,825  $   673,873   $  318,518   $2,493,545    $  7,554    $    23,967
                                      ==========  ===========   ==========   ==========    ========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable   AIM Variable  AIM Variable AIM Variable  AIM Variable
                                        Insurance      Insurance      Insurance     Insurance     Insurance     Insurance
                                          Funds          Funds          Funds         Funds         Funds         Funds
                                        Series II      Series II      Series II     Series II     Series II     Series II
                                       Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                     --------------- -------------- -------------- ------------ ------------- -------------
                                        AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                                         Capital        Capital       AIM V. I.    Diversified   Government     AIM V. I.
                                     Appreciation II Development II Core Equity II  Income II   Securities II High Yield II
                                     --------------- -------------- -------------- ------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $       --       $     --      $   44,393     $ 38,243     $ 40,757      $ 45,731
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (122,123)       (11,485)        (82,409)      (8,782)     (16,411)       (9,346)
    Administrative expense..........      (14,059)          (755)         (8,759)        (564)      (1,151)         (673)
                                       ----------       --------      ----------     --------     --------      --------
    Net investment income
     (loss).........................     (136,182)       (12,240)        (46,775)      28,897       23,195        35,712
                                       ----------       --------      ----------     --------     --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    1,378,559        108,963       1,215,636       86,688      369,130       135,439
    Cost of investments sold........    1,043,000         79,630       1,039,768       91,973      380,379       129,457
                                       ----------       --------      ----------     --------     --------      --------
       Realized gains (losses)
        on fund shares..............      335,559         29,333         175,868       (5,285)     (11,249)        5,982
Realized gain distributions.........           --         59,175              --           --           --            --
                                       ----------       --------      ----------     --------     --------      --------
    Net realized gains (losses).....      335,559         88,508         175,868       (5,285)     (11,249)        5,982
Change in unrealized gains
 (losses)...........................      590,654        (20,682)        191,286      (24,504)      36,865       (44,647)
                                       ----------       --------      ----------     --------     --------      --------
    Net realized and unrealized
     gains (losses) on
     investments....................      926,213         67,826         367,154      (29,789)      25,616       (38,665)
                                       ----------       --------      ----------     --------     --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  790,031       $ 55,586      $  320,379     $   (892)    $ 48,811      $ (2,953)
                                       ==========       ========      ==========     ========     ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     AIM Variable  AIM Variable  AIM Variable  AIM Variable AIM Variable  AIM Variable
                                       Insurance    Insurance     Insurance     Insurance     Insurance    Insurance
                                         Funds        Funds         Funds         Funds         Funds        Funds
                                       Series II    Series II     Series II     Series II     Series II    Series II
                                      Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                     ------------- ------------ -------------- ------------ ------------- ------------
                                       AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                     International  Large Cap      Mid Cap        Money       AIM V. I.    AIM V. I.
                                       Growth II    Growth II   Core Equity II  Market II   Technology II Utilities II
                                     ------------- ------------ -------------- ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $  6,225      $     --     $    3,328     $ 89,880      $    --      $ 16,645
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......    (26,413)      (15,318)      (109,621)     (29,617)      (1,987)      (13,944)
    Administrative expense..........     (1,734)       (1,066)       (11,871)      (2,154)        (130)         (973)
                                       --------      --------     ----------     --------      -------      --------
    Net investment income
     (loss).........................    (21,922)      (16,384)      (118,164)      58,109       (2,117)        1,728
                                       --------      --------     ----------     --------      -------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    307,888       103,468      1,035,728      519,740       29,053       246,263
    Cost of investments sold........    189,181        88,618        919,100      519,740       22,048       172,451
                                       --------      --------     ----------     --------      -------      --------
       Realized gains (losses)
        on fund shares..............    118,707        14,850        116,628           --        7,005        73,812
Realized gain distributions.........         --            --         99,969           --           --        46,199
                                       --------      --------     ----------     --------      -------      --------
    Net realized gains (losses).....    118,707        14,850        216,597           --        7,005       120,011
Change in unrealized gains
 (losses)...........................    106,549       135,198        417,721           --        2,529        32,958
                                       --------      --------     ----------     --------      -------      --------
    Net realized and unrealized
     gains (losses) on
     investments....................    225,256       150,048        634,318           --        9,534       152,969
                                       --------      --------     ----------     --------      -------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $203,334      $133,664     $  516,154     $ 58,109      $ 7,417      $154,697
                                       ========      ========     ==========     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                           Alliance      Alliance      Alliance      Alliance      Alliance      Alliance
                                           Bernstein     Bernstein     Bernstein     Bernstein     Bernstein     Bernstein
                                           Variable      Variable      Variable      Variable      Variable      Variable
                                            Product       Product       Product       Product       Product       Product
                                          Series Fund   Series Fund   Series Fund   Series Fund   Series Fund   Series Fund
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                         Alliance      Alliance      Alliance      Alliance      Alliance
                                           Alliance    Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS
                                         Bernstein VPS   Growth &    International   Large Cap     Small/Mid      Utility
                                          Growth (b)    Income (c)     Value (d)    Growth (e)   Cap Value (f)  Income (g)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $        --  $  2,304,869   $   450,190   $        --   $   355,816   $  147,515
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (889,514)   (2,926,903)     (643,817)     (639,612)     (770,817)    (111,269)
    Administrative expense..............      (87,068)     (227,052)      (82,904)      (50,443)      (95,781)     (13,579)
                                          -----------  ------------   -----------   -----------   -----------   ----------
    Net investment income (loss)........     (976,582)     (849,086)     (276,531)     (690,055)     (510,782)      22,667
                                          -----------  ------------   -----------   -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................   15,344,134    52,022,898     7,287,449    13,917,203     8,341,960    1,560,876
    Cost of investments sold............   12,744,601    41,755,659     5,856,063    12,285,802     6,927,665    1,275,830
                                          -----------  ------------   -----------   -----------   -----------   ----------
       Realized gains (losses) on
        fund shares.....................    2,599,533    10,267,239     1,431,386     1,631,401     1,414,295      285,046
Realized gain distributions.............           --     9,480,923     1,687,380            --     3,327,925        5,413
                                          -----------  ------------   -----------   -----------   -----------   ----------
    Net realized gains (losses).........    2,599,533    19,748,162     3,118,766     1,631,401     4,742,220      290,459
Change in unrealized gains (losses).....    4,387,924   (12,361,600)   (1,207,938)    3,711,972    (3,979,819)     932,542
                                          -----------  ------------   -----------   -----------   -----------   ----------
    Net realized and unrealized gains
     (losses) on investments............    6,987,457     7,386,562     1,910,828     5,343,373       762,401    1,223,001
                                          -----------  ------------   -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $ 6,010,875  $  6,537,476   $ 1,634,297   $ 4,653,318   $   251,619   $1,245,668
                                          ===========  ============   ===========   ===========   ===========   ==========

--------
(b)Previously known as AllianceBernstein Growth
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                       Alliance                                       Dreyfus
                                       Bernstein      American         American      Socially                   Dreyfus
                                       Variable        Century         Century      Responsible                 Variable
                                        Product       Variable         Variable       Growth    Dreyfus Stock  Investment
                                      Series Fund  Portfolios, Inc Portfolios, Inc  Fund, Inc.   Index Fund       Fund
                                      Sub-Account    Sub-Account     Sub-Account    Sub-Account  Sub-Account  Sub-Account
                                     ------------- --------------- ---------------- ----------- ------------- ------------
                                                                                      Dreyfus
                                       Alliance       American         American      Socially
                                     Bernstein VPS     Century         Century      Responsible Dreyfus Stock VIF Growth &
                                       Value (h)     VP Balanced   VP International Growth Fund  Index Fund      Income
                                     ------------- --------------- ---------------- ----------- ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $   50,185       $ 1,049         $   219        $ 1,238     $ 23,846      $  2,000
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (63,013)         (534)           (244)        (2,851)     (19,068)       (3,472)
    Administrative expense..........      (8,106)          (41)            (18)          (205)      (1,422)         (277)
                                      ----------       -------         -------        -------     --------      --------
    Net investment income
     (loss).........................     (20,934)          474             (43)        (1,818)       3,356        (1,749)
                                      ----------       -------         -------        -------     --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   1,278,559        28,290          35,102         90,084      324,525       129,071
    Cost of investments sold........   1,148,975        29,864          33,546         89,157      248,995       106,130
                                      ----------       -------         -------        -------     --------      --------
       Realized gains (losses)
        on fund shares..............     129,584        (1,574)          1,556            927       75,530        22,941
Realized gain distributions.........     114,631         2,553              --             --           --        12,534
                                      ----------       -------         -------        -------     --------      --------
    Net realized gains
     (losses).......................     244,215           979           1,556            927       75,530        35,475
Change in unrealized gains
 (losses)...........................    (456,240)         (175)          2,988         13,631      (24,083)      (14,784)
                                      ----------       -------         -------        -------     --------      --------
    Net realized and unrealized
     gains (losses) on
     investments....................    (212,025)          804           4,544         14,558       51,447        20,691
                                      ----------       -------         -------        -------     --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ (232,959)      $ 1,278         $ 4,501        $12,740     $ 54,803      $ 18,942
                                      ==========       =======         =======        =======     ========      ========

--------
(h)Previously known as AllianceBernstein Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                          Dreyfus         Dreyfus
                                          Variable       Variable          DWS         DWS          DWS          DWS
                                         Investment     Investment      Variable    Variable     Variable     Variable
                                            Fund           Fund         Series I    Series I     Series I     Series I
                                        Sub-Account     Sub-Account    Sub-Account Sub-Account  Sub-Account  Sub-Account
                                        ------------ ----------------- ----------- ----------- ------------- -----------
                                                                                     DWS VIP      DWS VIP      DWS VIP
                                            VIF          VIF Small       DWS VIP     Capital      Global     Growth and
                                        Money Market Company Stock (i)   Bond A     Growth A   Opportunities  Income A
                                        ------------ ----------------- ----------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends..............................   $ 38,242       $     --       $ 35,689    $ 10,135     $  20,954    $  14,642
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk.........    (11,398)          (389)        (3,501)     (6,930)       (7,504)      (4,139)
    Administrative expense.............       (814)           (28)        (2,607)     (4,918)       (5,190)      (2,990)
                                          --------       --------       --------    --------     ---------    ---------
    Net investment income (loss).......     26,030           (417)        29,581      (1,713)        8,260        7,513
                                          --------       --------       --------    --------     ---------    ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales................    466,553         91,012        325,450     454,947       361,622      783,354
    Cost of investments sold...........    466,553         88,439        321,734     403,399       240,322      629,695
                                          --------       --------       --------    --------     ---------    ---------
       Realized gains (losses) on
        fund shares....................         --          2,573          3,716      51,548       121,300      153,659
Realized gain distributions............         --         23,529             --          --       119,553       16,151
                                          --------       --------       --------    --------     ---------    ---------
    Net realized gains (losses)........         --         26,102          3,716      51,548       240,853      169,810
Change in unrealized gains
 (losses)..............................         --        (18,820)           874     132,100      (106,938)    (149,115)
                                          --------       --------       --------    --------     ---------    ---------
    Net realized and unrealized
     gains (losses) on
     investments.......................         --          7,282          4,590     183,648       133,915       20,695
                                          --------       --------       --------    --------     ---------    ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................   $ 26,030       $  6,865       $ 34,171    $181,935     $ 142,175    $  28,208
                                          ========       ========       ========    ========     =========    =========

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                                                               Fidelity
                                             DWS          DWS         DWS         DWS         Federated        Variable
                                          Variable     Variable    Variable    Variable       Insurance       Insurance
                                          Series I     Series II   Series II   Series II       Series       Products Fund
                                         Sub-Account  Sub-Account Sub-Account Sub-Account    Sub-Account     Sub-Account
                                        ------------- ----------- ----------- ----------- ----------------- --------------
                                                                    DWS VIP     DWS VIP       Federated
                                           DWS VIP      DWS VIP      Money     Small Cap        Prime
                                        International Balanced A  Market A II  Growth A   Money Fund II (j) VIP Contrafund
                                        ------------- ----------- ----------- ----------- ----------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends..............................   $ 19,659     $ 66,765    $ 50,911    $     --      $  478,395      $   129,603
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk.........     (3,599)      (8,743)     (4,322)     (2,166)       (135,948)        (185,252)
    Administrative expense.............     (2,528)      (6,294)     (3,144)     (1,537)        (10,337)         (14,926)
                                          --------     --------    --------    --------      ----------      -----------
    Net investment income (loss).......     13,532       51,728      43,445      (3,703)        332,110          (70,575)
                                          --------     --------    --------    --------      ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales................    182,685      239,158     245,476     187,692       8,423,135        4,374,857
    Cost of investments sold...........    125,916      207,822     245,476     153,208       8,423,135        3,280,855
                                          --------     --------    --------    --------      ----------      -----------
       Realized gains (losses) on
        fund shares....................     56,769       31,336          --      34,484              --        1,094,002
Realized gain distributions............         --           --          --          --              --        3,468,504
                                          --------     --------    --------    --------      ----------      -----------
    Net realized gains (losses)........     56,769       31,336          --      34,484              --        4,562,506
Change in unrealized gains
 (losses)..............................     30,202          670          --        (797)             --       (2,303,507)
                                          --------     --------    --------    --------      ----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments.......................     86,971       32,006          --      33,687              --        2,258,999
                                          --------     --------    --------    --------      ----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS............................   $100,503     $ 83,734    $ 43,445    $ 29,984      $  332,110      $ 2,188,424
                                          ========     ========    ========    ========      ==========      ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     Fidelity      Fidelity      Fidelity      Fidelity       Fidelity      Fidelity
                                     Variable      Variable      Variable      Variable       Variable      Variable
                                     Insurance     Insurance     Insurance     Insurance     Insurance      Insurance
                                   Products Fund Products Fund Products Fund Products Fund Products Fund  Products Fund
                                    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                   ------------- ------------- ------------- ------------- -------------- -------------
                                        VIP                      VIP High                  VIP Investment      VIP
                                   Equity-Income  VIP Growth      Income     VIP Index 500   Grade Bond     Overseas
                                   ------------- ------------- ------------- ------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends.........................  $   53,386    $   63,805    $  218,262    $  391,996      $169,016     $  124,232
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk....     (44,085)      (92,449)      (35,812)     (135,877)      (45,678)       (47,753)
    Administrative expense........      (3,523)       (7,461)       (2,975)      (11,019)       (3,829)        (3,889)
                                    ----------    ----------    ----------    ----------      --------     ----------
    Net investment income
     (loss).......................       5,778       (36,105)      179,475       245,100       119,509         72,590
                                    ----------    ----------    ----------    ----------      --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........   1,731,764     2,360,859     1,213,766     2,864,168       871,612      1,304,051
    Cost of investments sold......   1,487,627     2,428,784     1,261,300     2,338,845       890,517      1,028,217
                                    ----------    ----------    ----------    ----------      --------     ----------
       Realized gains
         (losses) on fund
         shares...................     244,137       (67,925)      (47,534)      525,323       (18,905)       275,834
Realized gain distributions.......     235,241         6,104            --            --            --        259,845
                                    ----------    ----------    ----------    ----------      --------     ----------
    Net realized gains (losses)...     479,378       (61,821)      (47,534)      525,323       (18,905)       535,679
Change in unrealized gains
 (losses).........................    (425,620)    1,767,373       (90,520)     (313,777)        8,349        (50,207)
                                    ----------    ----------    ----------    ----------      --------     ----------
    Net realized and unrealized
     gains (losses) on
     investments..................      53,758     1,705,552      (138,054)      211,546       (10,556)       485,472
                                    ----------    ----------    ----------    ----------      --------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................  $   59,536    $1,669,447    $   41,421    $  456,646      $108,953     $  558,062
                                    ==========    ==========    ==========    ==========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                   Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                                   Variable          Variable          Variable          Variable          Variable
                                   Insurance         Insurance         Insurance         Insurance         Insurance
                                 Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                               (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                  Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                               ----------------- ----------------- ----------------- ----------------- -----------------
                                   VIP Asset                              VIP           VIP Freedom       VIP Freedom
                                Manager Growth    VIP Contrafund     Equity-Income    2010 Portfolio    2020 Portfolio
                               (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                               ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................      $ 2,363        $    775,190        $  60,407        $  140,762         $124,806
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................         (811)         (1,372,135)         (57,017)          (73,674)         (60,799)
    Administrative
     expense..................          (65)           (178,848)          (3,955)           (9,860)          (8,235)
                                    -------        ------------        ---------        ----------         --------
    Net investment income
     (loss)...................        1,487            (775,793)            (565)           57,228           55,772
                                    -------        ------------        ---------        ----------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......        7,948          13,216,814          546,961         1,801,011          427,664
    Cost of investments
     sold.....................        6,625          12,238,980          437,043         1,707,468          409,274
                                    -------        ------------        ---------        ----------         --------
       Realized gains
        (losses) on fund
        shares................        1,323             977,834          109,918            93,543           18,390
Realized gain
 distributions................           --          26,470,650          304,387           150,098          170,640
                                    -------        ------------        ---------        ----------         --------
    Net realized gains
     (losses).................        1,323          27,448,484          414,305           243,641          189,030
Change in unrealized gains
 (losses).....................        7,341         (13,302,237)        (408,301)               82           23,400
                                    -------        ------------        ---------        ----------         --------
    Net realized and
     unrealized gains
     (losses) on
     investments..............        8,664          14,146,247            6,004           243,723          212,430
                                    -------        ------------        ---------        ----------         --------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS...................      $10,151        $ 13,370,454        $   5,439        $  300,951         $268,202
                                    =======        ============        =========        ==========         ========

                                   Fidelity
                                   Variable
                                   Insurance
                                 Products Fund
                               (Service Class 2)
                                  Sub-Account
                               -----------------
                                  VIP Freedom
                                2030 Portfolio
                               (Service Class 2)
                               -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................     $ 41,550
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................      (21,932)
    Administrative
     expense..................       (3,030)
                                   --------
    Net investment income
     (loss)...................       16,588
                                   --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......      317,958
    Cost of investments
     sold.....................      303,020
                                   --------
       Realized gains
        (losses) on fund
        shares................       14,938
Realized gain
 distributions................       77,507
                                   --------
    Net realized gains
     (losses).................       92,445
Change in unrealized gains
 (losses).....................        4,074
                                   --------
    Net realized and
     unrealized gains
     (losses) on
     investments..............       96,519
                                   --------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS...................     $113,107
                                   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                 Fidelity          Fidelity            Fidelity            Fidelity          Fidelity
                                 Variable          Variable            Variable            Variable          Variable
                                 Insurance         Insurance           Insurance           Insurance         Insurance
                               Products Fund     Products Fund       Products Fund       Products Fund     Products Fund
                             (Service Class 2) (Service Class 2)   (Service Class 2)   (Service Class 2) (Service Class 2)
                                Sub-Account       Sub-Account         Sub-Account         Sub-Account       Sub-Account
                             ----------------- ----------------- --------------------- ----------------- -----------------
                                VIP Freedom           VIP
                                  Income           Growth &           VIP Growth                             VIP High
                                 Portfolio          Income          Stock Portfolio       VIP Growth          Income
                             (Service Class 2) (Service Class 2) (Service Class 2) (k) (Service Class 2) (Service Class 2)
                             ----------------- ----------------- --------------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................     $ 70,360         $  214,994           $     --            $  2,771         $  934,078
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................      (17,485)          (230,909)           (12,704)            (10,069)          (165,201)
    Administrative
     expense................       (2,441)           (29,367)            (1,811)               (711)           (20,784)
                                 --------         ----------           --------            --------         ----------
    Net investment
     income (loss)..........       50,434            (45,282)           (14,515)             (8,009)           748,093
                                 --------         ----------           --------            --------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      287,469          2,577,100            442,840             100,753          1,884,516
    Cost of investments
     sold...................      283,043          2,311,351            412,844              70,319          1,873,376
                                 --------         ----------           --------            --------         ----------
       Realized gains
        (losses) on
        fund shares.........        4,426            265,749             29,996              30,434             11,140
Realized gain
 distributions..............       16,108            635,741             77,752                 453                 --
                                 --------         ----------           --------            --------         ----------
    Net realized gains
     (losses)...............       20,534            901,490            107,748              30,887             11,140
Change in unrealized gains
 (losses)...................      (21,590)           588,757             81,342             133,071           (669,266)
                                 --------         ----------           --------            --------         ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............       (1,056)         1,490,247            189,090             163,958           (658,126)
                                 --------         ----------           --------            --------         ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................     $ 49,378         $1,444,965           $174,575            $155,949         $   89,967
                                 ========         ==========           ========            ========         ==========

                                 Fidelity
                                 Variable
                                 Insurance
                               Products Fund
                             (Service Class 2)
                                Sub-Account
                             -----------------


                               VIP Index 500
                             (Service Class 2)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  223,495
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................       (92,432)
    Administrative
     expense................       (11,060)
                                ----------
    Net investment
     income (loss)..........       120,003
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     2,845,375
    Cost of investments
     sold...................     2,732,083
                                ----------
       Realized gains
        (losses) on
        fund shares.........       113,292
Realized gain
 distributions..............            --
                                ----------
    Net realized gains
     (losses)...............       113,292
Change in unrealized gains
 (losses)...................      (148,329)
                                ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............       (35,037)
                                ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $   84,966
                                ==========

--------
(k)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                       Fidelity          Fidelity          Fidelity          Fidelity         Franklin
                                       Variable          Variable          Variable          Variable        Templeton
                                       Insurance         Insurance         Insurance         Insurance        Variable
                                     Products Fund     Products Fund     Products Fund     Products Fund     Insurance
                                   (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) Products Trust
                                      Sub-Account       Sub-Account       Sub-Account       Sub-Account     Sub-Account
                                   ----------------- ----------------- ----------------- ----------------- --------------
                                                                                                              Franklin
                                    VIP Investment                         VIP Money                          Flex Cap
                                      Grade Bond        VIP Mid Cap         Market         VIP Overseas        Growth
                                   (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)   Securities
                                   ----------------- ----------------- ----------------- ----------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................      $  868          $  139,437        $  405,542          $ 4,816         $  6,816
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................        (304)           (404,259)         (118,507)          (2,239)         (81,583)
    Administrative expense........         (22)            (53,097)          (16,071)            (163)         (10,458)
                                        ------          ----------        ----------          -------         --------
    Net investment income
     (loss).......................         542            (317,919)          270,964            2,414          (85,225)
                                        ------          ----------        ----------          -------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........       4,629           4,725,000         8,266,063           52,944          895,412
    Cost of investments
     sold.........................       4,807           4,593,097         8,266,063           36,777          771,105
                                        ------          ----------        ----------          -------         --------
       Realized gains
        (losses) on fund
        shares....................        (178)            131,903                --           16,167          124,307
Realized gain distributions.......          --           2,307,585                --            9,402               --
                                        ------          ----------        ----------          -------         --------
    Net realized gains
     (losses).....................        (178)          2,439,488                --           25,569          124,307
Change in unrealized gains
 (losses).........................         166           1,163,968                --           (7,119)         598,529
                                        ------          ----------        ----------          -------         --------
    Net realized and unrealized
     gains (losses) on
     investments..................         (12)          3,603,456                --           18,450          722,836
                                        ------          ----------        ----------          -------         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................      $  530          $3,285,537        $  270,964          $20,864         $637,611
                                        ======          ==========        ==========          =======         ========

                                      Franklin
                                     Templeton
                                      Variable
                                     Insurance
                                   Products Trust
                                    Sub-Account
                                   --------------
                                      Franklin
                                     Growth and
                                       Income
                                     Securities
                                   --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $  2,033,184
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (1,283,679)
    Administrative expense........      (173,260)
                                    ------------
    Net investment income
     (loss).......................       576,245
                                    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    19,067,162
    Cost of investments
     sold.........................    16,613,317
                                    ------------
       Realized gains
        (losses) on fund
        shares....................     2,453,845
Realized gain distributions.......     4,955,484
                                    ------------
    Net realized gains
     (losses).....................     7,409,329
Change in unrealized gains
 (losses).........................   (12,042,907)
                                    ------------
    Net realized and unrealized
     gains (losses) on
     investments..................    (4,633,578)
                                    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................  $ (4,057,333)
                                    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                        Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                                       Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                                        Variable       Variable       Variable       Variable       Variable       Variable
                                       Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                                     Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                    Franklin
                                                                      Franklin       Franklin        Small
                                                       Franklin      Large Cap      Small Cap       Mid-Cap
                                     Franklin High      Income         Growth         Value          Growth     Franklin U.S.
                                      Income Sec 2    Securities     Securities     Securities     Securities     Government
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $  804,069    $10,448,338    $   571,135    $    490,955    $      --      $1,055,224
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (192,708)    (4,447,677)    (1,058,727)     (1,086,055)     (53,957)       (316,820)
    Administrative expense..........      (21,425)      (544,500)      (146,112)       (139,712)      (6,745)        (43,218)
                                       ----------    -----------    -----------    ------------    ---------      ----------
    Net investment income
     (loss).........................      589,936      5,456,161       (633,704)       (734,812)     (60,702)        695,186
                                       ----------    -----------    -----------    ------------    ---------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    3,426,193     46,393,150     10,145,232      18,857,016      808,640       5,408,644
    Cost of investments sold........    3,344,316     42,251,278      8,929,540      15,515,826      532,286       5,474,035
                                       ----------    -----------    -----------    ------------    ---------      ----------
       Realized gains (losses)
        on fund shares..............       81,877      4,141,872      1,215,692       3,341,190      276,354         (65,391)
Realized gain distributions.........           --      1,937,679        562,301       5,048,432      272,646              --
                                       ----------    -----------    -----------    ------------    ---------      ----------
    Net realized gains (losses).....       81,877      6,079,551      1,777,993       8,389,622      549,000         (65,391)
Change in unrealized gains
 (losses)...........................     (525,627)    (6,238,385)     1,903,405     (10,022,446)    (134,975)        479,939
                                       ----------    -----------    -----------    ------------    ---------      ----------
    Net realized and unrealized
     gains (losses) on
     investments....................     (443,750)      (158,834)     3,681,398      (1,632,824)     414,025         414,548
                                       ----------    -----------    -----------    ------------    ---------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  146,186    $ 5,297,327    $ 3,047,694    $ (2,367,636)   $ 353,323      $1,109,734
                                       ==========    ===========    ===========    ============    =========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                        Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                                       Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                                        Variable       Variable       Variable       Variable       Variable       Variable
                                       Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                                     Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                     Templeton
                                                                     Developing     Templeton      Templeton      Templeton
                                         Mutual     Mutual Shares     Markets        Foreign     Global Income      Growth
                                       Discovery      Securities     Securities     Securities     Securities     Securities
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $  390,272    $  3,335,819   $ 1,019,741    $ 4,498,879      $105,008      $   65,071
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (395,952)     (3,353,327)     (638,086)    (3,311,452)      (51,304)        (63,482)
    Administrative expense..........      (52,077)       (410,557)      (83,772)      (400,627)       (5,888)         (4,731)
                                       ----------    ------------   -----------    -----------      --------      ----------
    Net investment income
     (loss).........................      (57,757)       (428,065)      297,883        786,800        47,816          (3,142)
                                       ----------    ------------   -----------    -----------      --------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    5,121,049      40,810,470     9,952,373     37,363,469       796,175       2,241,752
    Cost of investments sold........    4,634,288      34,183,317     6,696,217     29,666,287       700,366       1,697,326
                                       ----------    ------------   -----------    -----------      --------      ----------
       Realized gains (losses)
        on fund shares..............      486,761       6,627,153     3,256,156      7,697,182        95,809         544,426
Realized gain distributions.........      321,049       8,167,156     3,330,521     10,261,398            --         207,621
                                       ----------    ------------   -----------    -----------      --------      ----------
    Net realized gains (losses).....      807,810      14,794,309     6,586,677     17,958,580        95,809         752,047
Change in unrealized gains
 (losses)...........................    1,448,544     (10,363,947)    3,407,689     10,316,664       183,680        (675,336)
                                       ----------    ------------   -----------    -----------      --------      ----------
    Net realized and unrealized
     gains (losses) on
     investments....................    2,256,354       4,430,362     9,994,366     28,275,244       279,489          76,711
                                       ----------    ------------   -----------    -----------      --------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $2,198,597    $  4,002,297   $10,292,249    $29,062,044      $327,305      $   73,569
                                       ==========    ============   ===========    ===========      ========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     Goldman Sachs  Goldman Sachs Goldman Sachs Goldman Sachs Goldman Sachs Goldman Sachs
                                        Variable      Variable      Variable      Variable      Variable      Variable
                                       Insurance      Insurance     Insurance     Insurance     Insurance     Insurance
                                         Trust          Trust         Trust         Trust         Trust         Trust
                                      Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                     -------------- ------------- ------------- ------------- ------------- -------------
                                                                                     VIT           VIT           VIT
                                                         VIT                      Strategic    Structured    Structured
                                          VIT        Growth and        VIT      International   Small Cap    U.S. Equity
                                     Capital Growth    Income     Mid Cap Value  Equity (l)    Equity Fund      Fund
                                     -------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................    $    73      $   177,301   $    72,691     $  107      $    81,180   $   153,859
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................       (699)        (145,736)     (148,298)       (74)        (324,289)     (214,358)
    Administrative expense..........        (49)         (18,482)      (19,002)        (7)         (41,665)      (27,161)
                                        -------      -----------   -----------     ------      -----------   -----------
    Net investment income
     (loss).........................       (675)          13,083       (94,609)        26         (284,774)      (87,660)
                                        -------      -----------   -----------     ------      -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............     29,957        1,633,555     1,699,383      1,473        2,458,916     1,359,744
    Cost of investments sold........     28,956        1,460,994     1,624,470        995        2,581,035     1,190,950
                                        -------      -----------   -----------     ------      -----------   -----------
       Realized gains (losses)
        on fund shares..............      1,001          172,561        74,913        478         (122,119)      168,794
Realized gain distributions.........         --          912,939     1,345,138        682        2,095,912     1,074,882
                                        -------      -----------   -----------     ------      -----------   -----------
    Net realized gains
     (losses).......................      1,001        1,085,500     1,420,051      1,160        1,973,793     1,243,676
Change in unrealized gains
 (losses)...........................      3,973       (1,153,033)   (1,125,498)      (720)      (5,844,495)   (1,608,240)
                                        -------      -----------   -----------     ------      -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments....................      4,974          (67,533)      294,553        440       (3,870,702)     (364,564)
                                        -------      -----------   -----------     ------      -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................    $ 4,299      $   (54,450)  $   199,944     $  466      $(4,155,476)  $  (452,224)
                                        =======      ===========   ===========     ======      ===========   ===========

--------
(l)Previously known as VIT International Equity


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                                       Janus          Lazard        Legg Mason        Legg Mason
                                        Janus       Aspen Series    Retirement  Partners Variable  Partners Variable
                                     Aspen Series (Service Shares) Series, Inc. Portfolios I, Inc  Portfolios I, Inc
                                     Sub-Account    Sub-Account    Sub-Account     Sub-Account        Sub-Account
                                     ------------ ---------------- ------------ ------------------ -----------------
                                                                                    Legg Mason        Legg Mason
                                                                                     Variable          Variable
                                        Forty      Foreign Stock     Emerging        All Cap          Fundamental
                                      Portfolio   (Service Shares)   Markets    Portfolio I (i)(m)   Value (m)(n)
                                     ------------ ---------------- ------------ ------------------ -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................    $   91         $  728        $   222         $    23             $  98
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................      (361)          (736)          (336)            (35)              (76)
    Administrative expense..........       (26)           (52)           (24)             (2)               (5)
                                        ------         ------        -------         -------             -----
    Net investment income
     (loss).........................      (296)           (60)          (138)            (14)               17
                                        ------         ------        -------         -------             -----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............     7,494            787          9,561           8,111                75
    Cost of investments sold........     3,977            483          4,162           6,207                78
                                        ------         ------        -------         -------             -----
       Realized gains (losses)
        on fund shares..............     3,517            304          5,399           1,904                (3)
Realized gain distributions.........        --          1,155          2,979             398               381
                                        ------         ------        -------         -------             -----
    Net realized gains
     (losses).......................     3,517          1,459          8,378           2,302               378
Change in unrealized gains
 (losses)...........................     4,599          6,282         (1,883)         (1,911)             (805)
                                        ------         ------        -------         -------             -----
    Net realized and unrealized
     gains (losses) on
     investments....................     8,116          7,741          6,495             391              (427)
                                        ------         ------        -------         -------             -----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................    $7,820         $7,681        $ 6,357         $   377             $(410)
                                        ======         ======        =======         =======             =====

                                        Legg Mason
                                     Partners Variable
                                     Portfolios I, Inc
                                        Sub-Account
                                     -----------------
                                        Legg Mason
                                         Variable
                                         Investors
                                        Portfolio I
                                     -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................       $ 129
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................        (143)
    Administrative expense..........         (11)
                                           -----
    Net investment income
     (loss).........................         (25)
                                           -----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............         144
    Cost of investments sold........         109
                                           -----
       Realized gains (losses)
        on fund shares..............          35
Realized gain distributions.........         272
                                           -----
    Net realized gains
     (losses).......................         307
Change in unrealized gains
 (losses)...........................         (65)
                                           -----
    Net realized and unrealized
     gains (losses) on
     investments....................         242
                                           -----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................       $ 217
                                           =====

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                                                                                        MFS Variable
                                     Lord Abbett  Lord Abbett   Lord Abbett   Lord Abbett  Lord Abbett   Insurance
                                     Series Fund  Series Fund   Series Fund   Series Fund  Series Fund     Trust
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                     ----------- -------------- -----------  ------------- -----------  ------------
                                                                Growth and      Growth       Mid-Cap    MFS Emerging
                                      All Value  Bond-Debenture   Income     Opportunities    Value        Growth
                                     ----------- -------------- -----------  ------------- -----------  ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends........................... $   77,641    $2,560,343   $   627,778   $       --   $   235,399   $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......   (227,306)     (553,702)     (679,222)    (250,723)     (779,846)     (24,726)
    Administrative expense..........    (29,715)      (76,058)      (93,903)     (33,825)     (105,870)      (1,923)
                                     ----------    ----------   -----------   ----------   -----------   ----------
    Net investment income
     (loss).........................   (179,380)    1,930,583      (145,347)    (284,548)     (650,317)     (26,649)
                                     ----------    ----------   -----------   ----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............  3,275,467     5,869,863     6,421,887    3,088,681     9,812,711      867,545
    Cost of investments sold........  2,869,049     5,771,020     5,926,093    2,689,014     9,228,837    1,026,618
                                     ----------    ----------   -----------   ----------   -----------   ----------
       Realized gains (losses)
        on fund shares..............    406,418        98,843       495,794      399,667       583,874     (159,073)
Realized gain distributions.........    581,213       138,479     3,461,849    1,708,662     6,920,116           --
                                     ----------    ----------   -----------   ----------   -----------   ----------
    Net realized gains (losses).....    987,631       237,322     3,957,643    2,108,329     7,503,990     (159,073)
Change in unrealized gains
 (losses)...........................    (48,028)     (490,966)   (3,004,609)   1,237,111    (7,453,554)     526,788
                                     ----------    ----------   -----------   ----------   -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments....................    939,603      (253,644)      953,034    3,345,440        50,436      367,715
                                     ----------    ----------   -----------   ----------   -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS......................... $  760,223    $1,676,939   $   807,687   $3,060,892   $  (599,881)  $  341,066
                                     ==========    ==========   ===========   ==========   ===========   ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     MFS Variable  MFS Variable   MFS Variable MFS Variable MFS Variable MFS Variable
                                      Insurance      Insurance     Insurance    Insurance    Insurance     Insurance
                                        Trust          Trust         Trust        Trust        Trust         Trust
                                     Sub-Account    Sub-Account   Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                     ------------ --------------- ------------ ------------ ------------ -------------
                                         MFS            MFS         MFS New        MFS      MFS Research
                                     High Income  Investors Trust  Discovery     Research       Bond     MFS Utilities
                                     ------------ --------------- ------------ ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $ 50,608      $ 29,027      $      --     $  8,820     $ 80,902     $  4,013
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (9,078)      (42,498)       (40,761)     (17,466)     (28,740)      (5,323)
    Administrative expense..........       (736)       (3,432)        (3,353)      (1,267)      (2,393)        (420)
                                       --------      --------      ---------     --------     --------     --------
    Net investment income
     (loss).........................     40,794       (16,903)       (44,114)      (9,913)      49,769       (1,730)
                                       --------      --------      ---------     --------     --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    150,352       719,593        752,304      399,399      478,381      148,743
    Cost of investments sold........    147,690       555,776        611,600      381,802      485,802      109,306
                                       --------      --------      ---------     --------     --------     --------
       Realized gains (losses)
        on fund shares..............      2,662       163,817        140,704       17,597       (7,421)      39,437
Realized gain distributions.........         --        29,441        235,813           --           --       29,089
                                       --------      --------      ---------     --------     --------     --------
    Net realized gains
     (losses).......................      2,662       193,258        376,517       17,597       (7,421)      68,526
Change in unrealized gains
 (losses)...........................    (41,832)      117,739       (268,786)     131,336       23,280       23,530
                                       --------      --------      ---------     --------     --------     --------
    Net realized and unrealized
     gains (losses) on
     investments....................    (39,170)      310,997        107,731      148,933       15,859       92,056
                                       --------      --------      ---------     --------     --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  1,624      $294,094      $  63,617     $139,020     $ 65,628     $ 90,326
                                       ========      ========      =========     ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable   Morgan Stanley
                                  Insurance       Insurance       Insurance       Insurance       Insurance       Variable
                                    Trust           Trust           Trust           Trust           Trust        Investment
                               (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)     Series
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                               --------------- --------------- --------------- --------------- --------------- --------------
                                MFS Emerging    MFS Investors      MFS New
                                   Growth           Trust         Discovery     MFS Research    MFS Utilities    Aggressive
                               (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)     Equity
                               --------------- --------------- --------------- --------------- --------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................    $     --        $  4,502        $      --        $ 2,335        $ 16,346      $        --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................      (8,305)        (11,018)         (11,618)        (6,845)        (29,042)        (367,189)
    Administrative
     expense..................        (566)           (767)            (844)          (482)         (2,003)         (26,399)
                                  --------        --------        ---------        -------        --------      -----------
    Net investment income
     (loss)...................      (8,871)         (7,283)         (12,462)        (4,992)        (14,699)        (393,588)
                                  --------        --------        ---------        -------        --------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......     146,438         167,321          388,114         68,062         287,160       10,032,575
    Cost of investments
     sold.....................     105,672         117,799          263,073         45,294         176,025        8,030,660
                                  --------        --------        ---------        -------        --------      -----------
       Realized gains
        (losses) on fund
        shares................      40,766          49,522          125,041         22,768         111,135        2,001,915
Realized gain
 distributions................          --           6,535           58,682             --         140,342               --
                                  --------        --------        ---------        -------        --------      -----------
    Net realized gains
     (losses).................      40,766          56,057          183,723         22,768         251,477        2,001,915
Change in unrealized gains
 (losses).....................      65,494          12,876         (154,066)        32,952         213,263        2,806,423
                                  --------        --------        ---------        -------        --------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments..............     106,260          68,933           29,657         55,720         464,740        4,808,338
                                  --------        --------        ---------        -------        --------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS...................    $ 97,389        $ 61,650        $  17,195        $50,728        $450,041      $ 4,414,750
                                  ========        ========        =========        =======        ========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                                  Variable       Variable       Variable       Variable       Variable       Variable
                                 Investment     Investment     Investment     Investment     Investment     Investment
                                   Series         Series         Series         Series         Series         Series
                                Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                               -------------- -------------- -------------- -------------- -------------- --------------
                                                                                               Global
                                  Dividend                      European        Global        Dividend
                                   Growth         Equity         Growth       Advantage        Growth       High Yield
                               -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................  $  4,914,468   $ 1,762,732    $ 2,082,252     $  131,904    $  2,752,338   $ 1,566,602
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................    (5,241,305)   (4,419,386)    (1,656,507)      (203,039)     (1,892,868)     (309,745)
    Administrative
     expense..................      (388,146)     (315,910)      (121,970)       (14,628)       (141,805)      (22,350)
                                ------------   -----------    -----------     ----------    ------------   -----------
    Net investment income
     (loss)...................      (714,983)   (2,972,564)       303,775        (85,763)        717,665     1,234,507
                                ------------   -----------    -----------     ----------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......   116,464,593    99,768,865     34,415,062      5,609,458      40,836,417     7,527,568
    Cost of investments
     sold.....................    84,780,414    97,807,310     22,366,553      4,380,870      29,585,896    11,504,671
                                ------------   -----------    -----------     ----------    ------------   -----------
       Realized gains
        (losses) on fund
        shares................    31,684,179     1,961,555     12,048,509      1,228,588      11,250,521    (3,977,103)
Realized gain
 distributions................            --            --             --             --      14,354,692            --
                                ------------   -----------    -----------     ----------    ------------   -----------
    Net realized gains
     (losses).................    31,684,179     1,961,555     12,048,509      1,228,588      25,605,213    (3,977,103)
Change in unrealized gains
 (losses).....................   (17,627,307)   56,773,361      4,194,483        989,819     (17,790,510)    3,426,054
                                ------------   -----------    -----------     ----------    ------------   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments..............    14,056,872    58,734,916     16,242,992      2,218,407       7,814,703      (551,049)
                                ------------   -----------    -----------     ----------    ------------   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS...................  $ 13,341,889   $55,762,352    $16,546,767     $2,132,644    $  8,532,368   $   683,458
                                ============   ===========    ===========     ==========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                                  Variable       Variable       Variable       Variable       Variable       Variable
                                 Investment     Investment     Investment     Investment     Investment     Investment
                                   Series         Series         Series         Series         Series         Series
                                Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                               -------------- -------------- -------------- -------------- -------------- --------------
                                                 Limited                       Quality
                               Income Builder    Duration     Money Market   Income Plus   S&P 500 Index    Strategist
                               -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................  $   819,488    $ 1,479,946    $ 5,460,525    $ 8,393,308    $ 1,256,124    $  6,127,933
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................     (401,571)      (384,145)    (1,485,248)    (2,074,595)      (972,428)     (2,931,270)
    Administrative
     expense..................      (29,522)       (28,739)      (110,469)      (154,747)       (71,126)       (209,667)
                                -----------    -----------    -----------    -----------    -----------    ------------
    Net investment income
     (loss)...................      388,395      1,067,062      3,864,808      6,163,966        212,570       2,986,996
                                -----------    -----------    -----------    -----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......    8,846,345     10,643,796     67,198,166     43,136,112     23,478,705      59,110,329
    Cost of investments
     sold.....................    7,355,498     11,111,216     67,198,166     43,300,146     18,250,233      54,607,309
                                -----------    -----------    -----------    -----------    -----------    ------------
       Realized gains
        (losses) on fund
        shares................    1,490,847       (467,420)            --       (164,034)     5,228,472       4,503,020
Realized gain
 distributions................    1,704,976             --             --             --             --      24,478,544
                                -----------    -----------    -----------    -----------    -----------    ------------
    Net realized gains
     (losses).................    3,195,823       (467,420)            --       (164,034)     5,228,472      28,981,564
Change in unrealized gains
 (losses).....................   (2,917,413)      (132,995)            --        897,473     (2,463,055)    (16,031,151)
                                -----------    -----------    -----------    -----------    -----------    ------------
    Net realized and
     unrealized gains
     (losses) on
     investments..............      278,410       (600,415)            --        733,439      2,765,417      12,950,413
                                -----------    -----------    -----------    -----------    -----------    ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS...................  $   666,805    $   466,647    $ 3,864,808    $ 6,897,405    $ 2,977,987    $ 15,937,409
                                ===========    ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                             Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                             Morgan Stanley     Variable         Variable         Variable         Variable         Variable
                                Variable       Investment       Investment       Investment       Investment       Investment
                               Investment        Series           Series           Series           Series           Series
                                 Series     (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                             -------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                               Aggressive        Dividend                          European          Global
                                                 Equity           Growth           Equity           Growth         Advantage
                               Utilities    (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                             -------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................  $ 2,422,100      $       --      $ 1,224,575      $   132,791      $   615,454       $   70,070
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................   (1,700,463)       (479,753)      (1,985,445)      (1,733,750)        (694,405)        (170,770)
    Administrative
     expense................     (126,974)        (35,413)        (158,438)        (148,923)         (54,577)         (13,139)
                              -----------      ----------      -----------      -----------      -----------       ----------
    Net investment
     income (loss)..........      594,663        (515,166)        (919,308)      (1,749,882)        (133,528)        (113,839)
                              -----------      ----------      -----------      -----------      -----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................   35,761,240       9,584,837       27,485,670       28,190,770       12,679,488        2,620,104
    Cost of investments
     sold...................   28,215,813       6,576,889       21,196,717       21,281,593        8,072,744        1,895,153
                              -----------      ----------      -----------      -----------      -----------       ----------
       Realized gains
        (losses) on
        fund shares.........    7,545,427       3,007,948        6,288,953        6,909,177        4,606,744          724,951
Realized gain
 distributions..............   13,069,440              --               --               --               --               --
                              -----------      ----------      -----------      -----------      -----------       ----------
    Net realized gains
     (losses)...............   20,614,867       3,007,948        6,288,953        6,909,177        4,606,744          724,951
Change in unrealized gains
 (losses)...................    1,359,484       2,238,906       (2,220,495)      12,232,408          938,815          808,110
                              -----------      ----------      -----------      -----------      -----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............   21,974,351       5,246,854        4,068,458       19,141,585        5,545,559        1,533,061
                              -----------      ----------      -----------      -----------      -----------       ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................  $22,569,014      $4,731,688      $ 3,149,150      $17,391,703      $ 5,412,031       $1,419,222
                              ===========      ==========      ===========      ===========      ===========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                             Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                Variable         Variable         Variable         Variable         Variable         Variable
                               Investment       Investment       Investment       Investment       Investment       Investment
                                 Series           Series           Series           Series           Series           Series
                            (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                 Global                                            Limited                           Quality
                            Dividend Growth     High Yield     Income Builder      Duration       Money Market     Income Plus
                            (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..................   $ 1,202,950       $1,657,988      $   986,255      $ 5,203,453      $ 4,581,974      $10,111,510
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk..........    (1,131,048)        (422,690)        (638,276)      (1,667,574)      (1,564,278)      (3,071,241)
    Administrative
     expense...............       (94,480)         (37,913)         (50,333)        (147,803)        (151,563)        (304,268)
                              -----------       ----------      -----------      -----------      -----------      -----------
    Net investment
     income (loss).........       (22,578)       1,197,385          297,646        3,388,076        2,866,133        6,736,001
                              -----------       ----------      -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales.................    16,906,135        7,653,049       13,123,082       23,569,031       72,963,880       38,613,664
    Cost of investments
     sold..................    12,243,679        7,826,979       10,549,780       24,689,897       72,963,880       38,719,244
                              -----------       ----------      -----------      -----------      -----------      -----------
       Realized gains
        (losses) on
        fund
        shares.............     4,662,456         (173,930)       2,573,302       (1,120,866)              --         (105,580)
Realized gain
 distributions.............     7,176,412               --        2,285,530               --               --               --
                              -----------       ----------      -----------      -----------      -----------      -----------
    Net realized gains
     (losses)..............    11,838,868         (173,930)       4,858,832       (1,120,866)              --         (105,580)
Change in unrealized
 gains (losses)............    (8,195,036)        (427,050)      (4,445,253)      (1,107,504)              --        1,027,836
                              -----------       ----------      -----------      -----------      -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...........     3,643,832         (600,980)         413,579       (2,228,370)              --          922,256
                              -----------       ----------      -----------      -----------      -----------      -----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS................   $ 3,621,254       $  596,405      $   711,225      $ 1,159,706      $ 2,866,133      $ 7,658,257
                              ===========       ==========      ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                      Morgan Stanley   Morgan Stanley   Morgan Stanley  Neuberger & Neuberger &
                                         Variable         Variable         Variable       Berman       Berman
                                        Investment       Investment       Investment     Advisors     Advisors    Oppenheimer
                                          Series           Series           Series      Management   Management    Variable
                                     (Class Y Shares) (Class Y Shares) (Class Y Shares)    Trust       Trust     Account Funds
                                       Sub-Account      Sub-Account      Sub-Account    Sub-Account Sub-Account   Sub-Account
                                     ---------------- ---------------- ---------------- ----------- ------------ -------------
                                      S&P 500 Index      Strategist       Utilities      AMT Mid-                 Oppenheimer
                                     (Class Y Shares) (Class Y Shares) (Class Y Shares) Cap Growth  AMT Partners   Balanced
                                     ---------------- ---------------- ---------------- ----------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $ 2,400,516      $ 2,339,906      $   523,845      $   --      $   758     $  182,902
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................    (2,445,127)      (1,520,643)        (519,767)       (103)      (1,985)       (91,649)
    Administrative expense..........      (222,199)        (119,296)         (39,333)         (7)        (133)        (6,885)
                                       -----------      -----------      -----------      ------      -------     ----------
    Net investment income
     (loss).........................      (266,810)         699,967          (35,255)       (110)      (1,360)        84,368
                                       -----------      -----------      -----------      ------      -------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    35,371,800       22,978,713       10,484,627       1,954       38,145      2,617,471
    Cost of investments sold........    26,606,960       21,271,765        8,267,808       1,892       31,115      2,366,920
                                       -----------      -----------      -----------      ------      -------     ----------
       Realized gains (losses)
        on fund shares..............     8,764,840        1,706,948        2,216,819          62        7,030        250,551
Realized gain distributions.........            --       10,305,200        3,286,779          --       11,859        572,008
                                       -----------      -----------      -----------      ------      -------     ----------
    Net realized gains
     (losses).......................     8,764,840       12,012,148        5,503,598          62       18,889        822,559
Change in unrealized gains
 (losses)...........................    (2,985,194)      (6,661,222)         (55,600)      1,359       (6,998)      (712,340)
                                       -----------      -----------      -----------      ------      -------     ----------
    Net realized and unrealized
     gains (losses) on
     investments....................     5,779,646        5,350,926        5,447,998       1,421       11,891        110,219
                                       -----------      -----------      -----------      ------      -------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $ 5,512,836      $ 6,050,893      $ 5,412,743      $1,311      $10,531     $  194,587
                                       ===========      ===========      ===========      ======      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                 Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                  Variable      Variable      Variable      Variable      Variable      Variable
                                Account Funds Account Funds Account Funds Account Funds Account Funds Account Funds
                                 Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                ------------- ------------- ------------- ------------- ------------- -------------
                                                                                                       Oppenheimer
                                 Oppenheimer                 Oppenheimer                               Main Street
                                   Capital     Oppenheimer     Global      Oppenheimer   Oppenheimer    Small Cap
                                Appreciation    Core Bond    Securities    High Income   Main Street     Growth
                                ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   27,825     $207,491     $  165,417     $ 135,155    $   78,598     $  15,133
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (152,157)     (48,654)      (151,221)      (22,853)      (97,692)      (54,725)
    Administrative expense.....     (11,976)      (4,015)       (12,150)       (1,879)       (7,312)       (4,602)
                                 ----------     --------     ----------     ---------    ----------     ---------
    Net investment income
     (loss)....................    (136,308)     154,822          2,046       110,423       (26,406)      (44,194)
                                 ----------     --------     ----------     ---------    ----------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales........   3,352,059      438,492      2,579,408       234,187     2,562,025       873,760
    Cost of investments
     sold......................   2,790,598      441,998      1,925,379       237,129     2,021,576       588,163
                                 ----------     --------     ----------     ---------    ----------     ---------
       Realized gains
        (losses) on fund
        shares.................     561,461       (3,506)       654,029        (2,942)      540,449       285,597
Realized gain distributions....          --           --        601,299            --            --       161,375
                                 ----------     --------     ----------     ---------    ----------     ---------
    Net realized gains
     (losses)..................     561,461       (3,506)     1,255,328        (2,942)      540,449       446,972
Change in unrealized gains
 (losses)......................   1,006,009      (32,057)      (647,266)     (129,578)     (258,165)     (480,753)
                                 ----------     --------     ----------     ---------    ----------     ---------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   1,567,470      (35,563)       608,062      (132,520)      282,284       (33,781)
                                 ----------     --------     ----------     ---------    ----------     ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $1,431,162     $119,259     $  610,108     $ (22,097)   $  255,878     $ (77,975)
                                 ==========     ========     ==========     =========    ==========     =========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                           Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer
                                                             Variable        Variable         Variable       Variable
                              Oppenheimer   Oppenheimer   Account Funds    Account Funds   Account Funds   Account Funds
                               Variable       Variable    (Service Class  (Service Class   (Service Class (Service Class
                             Account Funds Account Funds     ("SC"))          ("SC"))         ("SC"))         ("SC"))
                              Sub-Account   Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                             ------------- -------------- -------------- ----------------- -------------- ---------------
                                                                            Oppenheimer                     Oppenheimer
                              Oppenheimer   Oppenheimer    Oppenheimer        Capital       Oppenheimer       Global
                              MidCap Fund  Strategic Bond Balanced (SC)  Appreciation (SC) Core Bond (SC) Securities (SC)
                             ------------- -------------- -------------- ----------------- -------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $     --      $  240,030    $   996,800      $     7,890      $1,923,388     $   522,975
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................    (31,412)        (91,333)      (600,036)      (1,165,684)       (646,672)       (644,015)
    Administrative
     expense................     (2,294)         (6,620)       (80,907)        (156,924)        (89,628)        (87,093)
                               --------      ----------    -----------      -----------      ----------     -----------
    Net investment income
     (loss).................    (33,706)        142,077        315,857       (1,314,718)      1,187,088        (208,133)
                               --------      ----------    -----------      -----------      ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.....    754,529       1,913,384      7,236,881       16,105,699       4,974,610      12,495,577
    Cost of investments
     sold...................    753,884       1,721,181      6,857,693       13,053,849       4,958,472       9,977,358
                               --------      ----------    -----------      -----------      ----------     -----------
       Realized gains
        (losses) on
        fund shares.........        645         192,203        379,188        3,051,850          16,138       2,518,219
Realized gain
 distributions..............         --              --      3,429,718               --              --       2,187,093
                               --------      ----------    -----------      -----------      ----------     -----------
    Net realized gains
     (losses)...............        645         192,203      3,808,906        3,051,850          16,138       4,705,312
Change in unrealized gains
 (losses)...................    148,582         178,334     (3,299,259)       7,655,208           5,061      (2,584,644)
                               --------      ----------    -----------      -----------      ----------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    149,227         370,537        509,647       10,707,058          21,199       2,120,668
                               --------      ----------    -----------      -----------      ----------     -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $115,521      $  512,614    $   825,504      $ 9,392,340      $1,208,287     $ 1,912,535
                               ========      ==========    ===========      ===========      ==========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Oppenheimer     Oppenheimer    Oppenheimer     Oppenheimer     Oppenheimer
                                 Variable        Variable       Variable        Variable        Variable
                              Account Funds   Account Funds  Account Funds   Account Funds   Account Funds        PIMCO
                              (Service Class  (Service Class (Service Class  (Service Class  (Service Class Advisors Variable
                                 ("SC"))         ("SC"))        ("SC"))         ("SC"))         ("SC"))      Insurance Trust
                               Sub-Account     Sub-Account    Sub-Account     Sub-Account     Sub-Account      Sub-Account
                             ---------------- -------------- -------------- ---------------- -------------- -----------------
                                                              Oppenheimer
                                               Oppenheimer    Main Street                     Oppenheimer
                               Oppenheimer         Main        Small Cap      Oppenheimer      Strategic
                             High Income (SC)  Street (SC)    Growth (SC)   MidCap Fund (SC)   Bond (SC)     OpCap Balanced
                             ---------------- -------------- -------------- ---------------- -------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 2,777,794     $ 1,003,215    $    89,084      $       --     $ 4,655,019        $   138
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................      (565,368)     (1,703,100)      (780,558)       (325,372)     (1,931,806)          (146)
    Administrative
     expense................       (75,994)       (228,106)      (104,155)        (43,024)       (262,194)           (11)
                               -----------     -----------    -----------      ----------     -----------        -------
    Net investment income
     (loss).................     2,136,432        (927,991)      (795,629)       (368,396)      2,461,019            (19)
                               -----------     -----------    -----------      ----------     -----------        -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.....     7,770,328      20,600,249     11,806,254       5,459,271      21,461,675            306
    Cost of investments
     sold...................     7,841,363      15,921,729      9,437,710       4,303,008      19,962,184            281
                               -----------     -----------    -----------      ----------     -----------        -------
       Realized gains
        (losses) on
        fund shares.........       (71,035)      4,678,520      2,368,544       1,156,263       1,499,491             25
Realized gain
 distributions..............            --              --      1,926,647              --              --            695
                               -----------     -----------    -----------      ----------     -----------        -------
    Net realized gains
     (losses)...............       (71,035)      4,678,520      4,295,191       1,156,263       1,499,491            720
Change in unrealized gains
 (losses)...................    (2,816,151)       (432,171)    (4,868,815)        237,809       6,369,872         (1,292)
                               -----------     -----------    -----------      ----------     -----------        -------
    Net realized and
     unrealized gains
     (losses) on
     investments............    (2,887,186)      4,246,349       (573,624)      1,394,072       7,869,363           (572)
                               -----------     -----------    -----------      ----------     -----------        -------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $  (750,754)    $ 3,318,358    $(1,369,253)     $1,025,676     $10,330,382        $  (591)
                               ===========     ===========    ===========      ==========     ===========        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     PIMCO            PIMCO           PIMCO           PIMCO           PIMCO           PIMCO
                               Advisors Variable    Variable        Variable        Variable        Variable        Variable
                                Insurance Trust  Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust
                                  Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                               ----------------- --------------- --------------- --------------- --------------- ---------------
                                                                                                    PIMCO VIT       PIMCO VIT
                                                                                                    Commodity       Emerging
                                     OpCap                                         PIMCO Total     Real Return    Markets Bond
                                   Small Cap      Foreign Bond    Money Market       Return         Strategy     (Admin Shares)
                               ----------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................       $  --            $100           $  752           $ 674         $ 99,459        $ 36,042
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................         (32)            (42)            (225)           (199)         (33,738)         (9,140)
    Administrative
     expense..................          (3)             (3)             (17)            (14)          (4,322)         (1,214)
                                     -----            ----           ------           -----         --------        --------
    Net investment income
     (loss)...................         (35)             55              510             461           61,399          25,688
                                     -----            ----           ------           -----         --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......          39              49            1,047             254          690,356         335,170
    Cost of investments
     sold.....................          33              85            1,047             285          705,337         330,761
                                     -----            ----           ------           -----         --------        --------
       Realized gains
        (losses) on fund
        shares................           6             (36)              --             (31)         (14,981)          4,409
Realized gain distributions...         497              --               --              --               --          14,368
                                     -----            ----           ------           -----         --------        --------
    Net realized gains
     (losses).................         503             (36)              --             (31)         (14,981)         18,777
Change in unrealized gains
 (losses).....................        (489)             10               --             558          388,199         (18,620)
                                     -----            ----           ------           -----         --------        --------
    Net realized and
     unrealized gains
     (losses) on
     investments..............          14             (26)              --             527          373,218             157
                                     -----            ----           ------           -----         --------        --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS...................       $ (21)           $ 29           $  510           $ 988         $434,617        $ 25,845
                                     =====            ====           ======           =====         ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                       PIMCO           PIMCO
                                     Variable        Variable         Putnam         Putnam         Putnam         Putnam
                                  Insurance Trust Insurance Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                    Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                  --------------- --------------- -------------- -------------- -------------- --------------
                                     PIMCO VIT       PIMCO VIT
                                    Real Return    Total Return    VT American
                                     (Advisor        (Advisor       Government     VT Capital     VT Capital    VT Discovery
                                      Shares)         Shares)         Income      Appreciation  Opportunities      Growth
                                  --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends........................   $  302,705      $  911,361     $ 2,359,174    $    21,977    $        --     $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk........................     (109,143)       (293,375)       (669,269)      (216,909)      (119,378)      (235,418)
    Administrative expense.......      (12,693)        (36,893)             --             --             --           (708)
                                    ----------      ----------     -----------    -----------    -----------     ----------
    Net investment income
     (loss)......................      180,869         581,093       1,689,905       (194,932)      (119,378)      (236,126)
                                    ----------      ----------     -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..........    1,281,128       2,962,604       9,823,517      3,728,445      4,546,696      3,852,007
    Cost of investments
     sold........................    1,271,476       2,925,892      10,141,996      3,209,717      4,328,709      2,829,898
                                    ----------      ----------     -----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares...................        9,652          36,712        (318,479)       518,728        217,987      1,022,109
Realized gain distributions......       22,831              --              --      1,229,015        662,708      1,512,665
                                    ----------      ----------     -----------    -----------    -----------     ----------
    Net realized gains
     (losses)....................       32,483          36,712        (318,479)     1,747,743        880,695      2,534,774
Change in unrealized gains
 (losses)........................      485,274         850,224       1,794,968     (2,696,015)    (1,594,153)      (861,456)
                                    ----------      ----------     -----------    -----------    -----------     ----------
    Net realized and
     unrealized gains (losses)
     on investments..............      517,757         886,936       1,476,489       (948,272)      (713,458)     1,673,318
                                    ----------      ----------     -----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS......................   $  698,626      $1,468,029     $ 3,166,394    $(1,143,204)   $  (832,836)    $1,437,192
                                    ==========      ==========     ===========    ===========    ===========     ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                   VT The George        VT
                                     VT Diversified   VT Equity     Putnam Fund    Global Asset    VT Global    VT Growth and
                                         Income         Income       of Boston      Allocation       Equity         Income
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $ 3,978,138    $   502,958    $  5,607,454   $   273,715    $ 1,244,756   $   6,896,264
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................   (1,069,050)      (505,924)     (2,709,651)     (740,634)      (803,932)     (6,927,153)
    Administrative expense..........       (1,061)            --        (110,610)      (45,791)            --        (162,596)
                                      -----------    -----------    ------------   -----------    -----------   -------------
    Net investment income
     (loss).........................    2,908,027         (2,966)      2,787,193      (512,710)       440,824        (193,485)
                                      -----------    -----------    ------------   -----------    -----------   -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   20,303,752      8,678,880      48,749,847    14,841,908     14,607,004     133,106,987
    Cost of investments sold........   20,695,155      7,386,323      44,755,681    12,903,218     15,543,949     123,272,442
                                      -----------    -----------    ------------   -----------    -----------   -------------
       Realized gains (losses)
        on fund shares..............     (391,403)     1,292,557       3,994,166     1,938,690       (936,945)      9,834,545
Realized gain distributions.........           --      2,500,885      19,463,083            --             --      79,244,020
                                      -----------    -----------    ------------   -----------    -----------   -------------
    Net realized gains
     (losses).......................     (391,403)     3,793,442      23,457,249     1,938,690       (936,945)     89,078,565
Change in unrealized gains
 (losses)...........................     (449,213)    (3,068,540)    (26,346,702)     (657,885)     5,018,244    (119,833,523)
                                      -----------    -----------    ------------   -----------    -----------   -------------
    Net realized and unrealized
     gains (losses) on
     investments....................     (840,616)       724,902      (2,889,453)    1,280,805      4,081,299     (30,754,958)
                                      -----------    -----------    ------------   -----------    -----------   -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 2,067,411    $   721,936    $   (102,260)  $   768,095    $ 4,522,123   $ (30,948,443)
                                      ===========    ===========    ============   ===========    ===========   =============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                                      VT
                                                                                                       VT       International
                                       VT Growth      VT Health                                  International    Growth and
                                     Opportunities     Sciences    VT High Yield    VT Income        Equity         Income
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $   11,417    $   512,558    $ 7,386,546    $11,015,007    $  9,630,449   $  1,297,427
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (278,501)      (850,984)    (1,301,071)    (2,934,359)     (4,898,551)      (997,159)
    Administrative expense..........         (193)       (15,797)       (87,892)      (191,031)       (261,418)            (7)
                                       ----------    -----------    -----------    -----------    ------------   ------------
    Net investment income
     (loss).........................     (267,277)      (354,223)     5,997,583      7,889,617       4,470,480        300,261
                                       ----------    -----------    -----------    -----------    ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    5,494,881     17,439,952     24,083,195     42,607,691      81,218,355     20,650,112
    Cost of investments sold........    6,378,618     14,937,998     24,411,523     42,826,535      64,281,445     16,041,933
                                       ----------    -----------    -----------    -----------    ------------   ------------
       Realized gains (losses)
        on fund shares..............     (883,737)     2,501,954       (328,328)      (218,844)     16,936,910      4,608,179
Realized gain distributions.........           --             --             --             --      41,689,914     13,410,477
                                       ----------    -----------    -----------    -----------    ------------   ------------
    Net realized gains (losses).....     (883,737)     2,501,954       (328,328)      (218,844)     58,626,824     18,018,656
Change in unrealized gains
 (losses)...........................    1,952,659     (2,780,690)    (4,369,630)       (90,225)    (40,153,403)   (14,035,621)
                                       ----------    -----------    -----------    -----------    ------------   ------------
    Net realized and unrealized
     gains (losses) on
     investments....................    1,068,922       (278,736)    (4,697,958)      (309,069)     18,473,421      3,983,035
                                       ----------    -----------    -----------    -----------    ------------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  801,645    $  (632,959)   $ 1,299,625    $ 7,580,548    $ 22,943,901   $  4,283,296
                                       ==========    ===========    ===========    ===========    ============   ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                           VT
                                     International
                                          New                            VT             VT           VT New
                                     Opportunities   VT Investors  Mid Cap Value   Money Market  Opportunities   VT New Value
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $   357,231    $   557,715    $   288,130    $  7,316,593   $        --    $  2,227,925
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (574,418)    (2,134,230)      (274,979)     (2,192,368)   (1,407,864)     (2,715,824)
    Administrative expense..........           --        (38,526)            --        (222,800)      (18,270)       (150,035)
                                      -----------    -----------    -----------    ------------   -----------    ------------
    Net investment income
     (loss).........................     (217,187)    (1,615,041)        13,151       4,901,425    (1,426,134)       (637,934)
                                      -----------    -----------    -----------    ------------   -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   11,788,134     41,511,817      6,796,342     122,737,286    25,777,886      47,481,617
    Cost of investments sold........    8,350,646     40,804,047      5,926,054     122,737,286    33,456,671      40,276,723
                                      -----------    -----------    -----------    ------------   -----------    ------------
       Realized gains (losses)
        on fund shares..............    3,437,488        707,770        870,288              --    (7,678,785)      7,204,894
Realized gain distributions.........           --             --      1,656,749              --            --      18,641,382
                                      -----------    -----------    -----------    ------------   -----------    ------------
    Net realized gains
     (losses).......................    3,437,488        707,770      2,527,037              --    (7,678,785)     25,846,276
Change in unrealized gains
 (losses)...........................    1,244,562     (7,938,716)    (2,358,068)             --    13,827,773     (35,748,178)
                                      -----------    -----------    -----------    ------------   -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments....................    4,682,050     (7,230,946)       168,969              --     6,148,988      (9,901,902)
                                      -----------    -----------    -----------    ------------   -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 4,464,863    $(8,845,987)   $   182,120    $  4,901,425   $ 4,722,854    $(10,539,836)
                                      ===========    ===========    ===========    ============   ===========    ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                                        VT
                                        VT OTC &                                    Utilities
                                        Emerging                    VT Small Cap    Growth and
                                         Growth      VT Research       Value          Income        VT Vista      VT Voyager
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $        --    $   330,242    $    875,196   $   882,397    $        --    $         --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (410,739)    (1,079,325)     (2,128,507)     (703,375)    (1,115,642)     (3,894,674)
    Administrative expense..........           --        (13,832)        (44,277)      (13,531)       (26,381)       (154,289)
                                      -----------    -----------    ------------   -----------    -----------    ------------
    Net investment income
     (loss).........................     (410,739)      (762,915)     (1,297,588)      165,491     (1,142,023)     (4,048,963)
                                      -----------    -----------    ------------   -----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    8,498,504     20,507,067      43,175,682    15,123,283     23,717,242      79,892,454
    Cost of investments sold........   10,762,507     18,143,926      33,318,910    11,212,111     23,316,145      96,038,763
                                      -----------    -----------    ------------   -----------    -----------    ------------
       Realized gains (losses)
        on fund shares..............   (2,264,003)     2,363,141       9,856,772     3,911,172        401,097     (16,146,309)
Realized gain distributions.........           --             --      17,503,929            --             --              --
                                      -----------    -----------    ------------   -----------    -----------    ------------
    Net realized gains (losses).....   (2,264,003)     2,363,141      27,360,701     3,911,172        401,097     (16,146,309)
Change in unrealized gains
 (losses)...........................    5,921,899     (1,452,534)    (44,399,126)    4,315,709      3,178,733      31,563,983
                                      -----------    -----------    ------------   -----------    -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments....................    3,657,896        910,607     (17,038,425)    8,226,881      3,579,830      15,417,674
                                      -----------    -----------    ------------   -----------    -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 3,247,157    $   147,692    $(18,336,013)  $ 8,392,372    $ 2,437,807    $ 11,368,711
                                      ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Rydex       STI Classic    STI Classic    STI Classic    STI Classic    STI Classic
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                      STI Clasic     STI Clasic
                                                      Large Cap      Large Cap         STI                        STI Large
                                                     Core Equity    Growth Stock  International  STI Investment   Cap Value
                                       Rydex OTC       Fund (o)       Fund (p)    Equity (j)(q)  Grade Bond (q)     Equity
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................      $  5        $   50,582     $   69,392    $    27,811     $  229,462    $   283,146
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......       (82)          (62,346)      (233,115)       (16,814)       (36,858)      (245,531)
    Administrative expense..........        (6)           (5,626)       (18,422)        (1,389)        (3,172)       (19,780)
                                          ----        ----------     ----------    -----------     ----------    -----------
    Net investment income
     (loss).........................       (83)          (17,390)      (182,145)         9,608        189,432         17,835
                                          ----        ----------     ----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............        89         2,001,133      8,370,348      4,599,347      9,379,411      8,110,446
    Cost of investments sold........        74         1,594,102      7,962,946      3,844,194      9,455,632      6,020,764
                                          ----        ----------     ----------    -----------     ----------    -----------
       Realized gains (losses)
        on fund shares..............        15           407,031        407,402        755,153        (76,221)     2,089,682
Realized gain distributions.........        --           246,030        933,165        558,533             --             --
                                          ----        ----------     ----------    -----------     ----------    -----------
    Net realized gains (losses).....        15           653,061      1,340,567      1,313,686        (76,221)     2,089,682
Change in unrealized gains
 (losses)...........................       902          (624,567)     1,015,809     (1,042,650)          (265)    (1,438,636)
                                          ----        ----------     ----------    -----------     ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments....................       917            28,494      2,356,376        271,036        (76,486)       651,046
                                          ----        ----------     ----------    -----------     ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................      $834        $   11,104     $2,174,231    $   280,644     $  112,946    $   668,881
                                          ====        ==========     ==========    ===========     ==========    ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation
(q)For the period beginning January 1, 2007 and ended April 27, 2007


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                              The Universal  The Universal  The Universal  The Universal
                                 STI Classic    STI Classic   Institutional  Institutional  Institutional  Institutional
                               Variable Trust  Variable Trust  Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.
                                 Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                               --------------- -------------- -------------- -------------- -------------- -------------
                                     STI                        Van Kampen                                  Van Kampen
                                Mid-Cap Core   STI Small Cap   UIF Emerging  Van Kampen UIF Van Kampen UIF  UIF Global
                               Equity Fund (r)  Value Equity  Markets Equity Equity Growth   Fixed Income  Value Equity
                               --------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................   $    15,640    $    82,223    $   284,654    $        --      $ 65,659       $ 1,025
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................       (97,940)      (129,894)    (1,000,738)      (845,901)      (25,049)         (741)
    Administrative
     expense..................        (7,870)       (11,533)       (64,852)       (70,746)       (1,829)          (58)
                                 -----------    -----------    -----------    -----------      --------       -------
    Net investment income
     (loss)...................       (90,170)       (59,204)      (780,936)      (916,647)       38,781           226
                                 -----------    -----------    -----------    -----------      --------       -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......     3,404,475      3,252,501     25,845,376     18,256,090       196,997        15,287
    Cost of investments
     sold.....................     2,894,607      2,591,700     14,237,229     14,790,608       192,518        11,380
                                 -----------    -----------    -----------    -----------      --------       -------
       Realized gains
        (losses) on fund
        shares................       509,868        660,801     11,608,147      3,465,482         4,479         3,907
Realized gain
 distributions................     1,027,832      1,975,895      7,262,135             --            --         4,326
                                 -----------    -----------    -----------    -----------      --------       -------
    Net realized gains
     (losses).................     1,537,700      2,636,696     18,870,282      3,465,482         4,479         8,233
Change in unrealized gains
 (losses).....................    (1,061,753)    (2,331,112)     2,895,074      7,787,781        26,766        (5,150)
                                 -----------    -----------    -----------    -----------      --------       -------
    Net realized and
     unrealized gains
     (losses) on
     investments..............       475,947        305,584     21,765,356     11,253,263        31,245         3,083
                                 -----------    -----------    -----------    -----------      --------       -------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS...................   $   385,777    $   246,380    $20,984,420    $10,336,616      $ 70,026       $ 3,309
                                 ===========    ===========    ===========    ===========      ========       =======

--------
(r)Previously known as STI Mid-Cap Equity


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     The Universal  The Universal  The Universal  The Universal The Universal The Universal
                                     Institutional  Institutional  Institutional  Institutional Institutional Institutional
                                      Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.   Funds, Inc.
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                     -------------- -------------- -------------- ------------- ------------- -------------
                                                                                   Van Kampen
                                                    Van Kampen UIF                  UIF U.S.     Van Kampen
                                       Van Kampen   International  Van Kampen UIF    Mid Cap      UIF U.S.     Van Kampen
                                     UIF High Yield     Magnum     Mid Cap Growth     Value      Real Estate    UIF Value
                                     -------------- -------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...........................     $ 783       $   589,804    $        --   $    878,909  $    733,654    $  5,222
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................      (127)         (618,572)      (616,587)    (2,116,605)   (1,060,877)     (4,422)
    Administrative expense..........        (8)          (40,612)       (39,317)      (151,738)      (68,514)       (297)
                                         -----       -----------    -----------   ------------  ------------    --------
    Net investment income
     (loss).........................       648           (69,380)      (655,904)    (1,389,434)     (395,737)        503
                                         -----       -----------    -----------   ------------  ------------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............       375        12,659,127     13,940,256     41,782,630    25,701,662      90,598
    Cost of investments sold........       196         9,721,465      9,857,132     31,482,653    16,027,015      74,770
                                         -----       -----------    -----------   ------------  ------------    --------
       Realized gains (losses)
        on fund shares..............       179         2,937,662      4,083,124     10,299,977     9,674,647      15,828
Realized gain distributions.........        --         4,057,648      1,842,447     13,609,160     5,729,255      19,829
                                         -----       -----------    -----------   ------------  ------------    --------
    Net realized gains
     (losses).......................       179         6,995,310      5,925,571     23,909,137    15,403,902      35,657
Change in unrealized gains
 (losses)...........................      (610)       (2,006,449)     2,036,135    (13,719,771)  (26,369,714)    (45,909)
                                         -----       -----------    -----------   ------------  ------------    --------
    Net realized and unrealized
     gains (losses) on
     investments....................      (431)        4,988,861      7,961,706     10,189,366   (10,965,812)    (10,252)
                                         -----       -----------    -----------   ------------  ------------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................     $ 217       $ 4,919,481    $ 7,305,802   $  8,799,932  $(11,361,549)   $ (9,749)
                                         =====       ===========    ===========   ============  ============    ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     The Universal The Universal  The Universal  The Universal  The Universal The Universal
                                     Institutional Institutional  Institutional  Institutional  Institutional Institutional
                                      Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                                      (Class II)     (Class II)     (Class II)     (Class II)    (Class II)    (Class II)
                                      Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                     ------------- -------------- -------------- -------------- ------------- -------------
                                                                                                               Van Kampen
                                      Van Kampen     Van Kampen     Van Kampen                   Van Kampen     UIF Int'l
                                     UIF Emerging   UIF Emerging  UIF Equity and Van Kampen UIF  UIF Global      Growth
                                     Markets Debt  Markets Equity     Income     Equity Growth    Franchise      Equity
                                      (Class II)     (Class II)     (Class II)     (Class II)    (Class II)    (Class II)
                                     ------------- -------------- -------------- -------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...........................  $ 2,128,958   $   157,487    $ 1,548,658     $       --    $        --    $  7,589
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (423,951)     (567,563)    (1,253,792)      (269,685)    (1,797,863)    (70,942)
    Administrative expense..........      (56,831)      (72,786)      (163,091)       (35,636)      (230,297)     (8,858)
                                      -----------   -----------    -----------     ----------    -----------    --------
    Net investment income
     (loss).........................    1,648,176      (482,862)       131,775       (305,321)    (2,028,160)    (72,211)
                                      -----------   -----------    -----------     ----------    -----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    5,911,000     9,472,088     17,725,196      5,278,857     22,501,377     902,747
    Cost of investments sold........    5,862,285     5,796,991     15,706,185      3,859,346     18,563,875     770,364
                                      -----------   -----------    -----------     ----------    -----------    --------
       Realized gains (losses)
        on fund shares..............       48,715     3,675,097      2,019,011      1,419,511      3,937,502     132,383
Realized gain distributions.........      915,468     4,267,122      2,180,391             --     10,730,419     108,727
                                      -----------   -----------    -----------     ----------    -----------    --------
    Net realized gains
     (losses).......................      964,183     7,942,219      4,199,402      1,419,511     14,667,921     241,110
Change in unrealized gains
 (losses)...........................   (1,242,001)    4,838,731     (2,806,181)     2,222,472     (3,583,434)    344,536
                                      -----------   -----------    -----------     ----------    -----------    --------
    Net realized and unrealized
     gains (losses) on
     investments....................     (277,818)   12,780,950      1,393,221      3,641,983     11,084,487     585,646
                                      -----------   -----------    -----------     ----------    -----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 1,370,358   $12,298,088    $ 1,524,996     $3,336,662    $ 9,056,327    $513,435
                                      ===========   ===========    ===========     ==========    ===========    ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     The Universal The Universal  The Universal  The Universal  Van Kampen   Van Kampen
                                     Institutional Institutional  Institutional  Institutional     Life         Life
                                      Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.   Investment   Investment
                                      (Class II)     (Class II)     (Class II)    (Class II)       Trust        Trust
                                      Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account  Sub-Account
                                     ------------- -------------- -------------- ------------- ------------  -----------
                                      Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen
                                      UIF Mid Cap  Small Company   U.S. Mid Cap    UIF U.S.
                                        Growth         Growth         Value       Real Estate       LIT          LIT
                                      (Class II)     (Class II)     (Class II)    (Class II)     Comstock    Government
                                     ------------- -------------- -------------- ------------- ------------  -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends...........................  $        --   $        --    $   490,856   $  1,049,665  $  1,824,677   $ 74,586
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (871,680)     (394,269)    (1,265,101)    (1,620,791)   (1,313,557)   (19,099)
    Administrative expense..........     (110,408)      (49,198)      (160,717)      (212,851)      (96,250)    (1,544)
                                      -----------   -----------    -----------   ------------  ------------   --------
    Net investment income
     (loss).........................     (982,088)     (443,467)      (934,962)      (783,977)      414,870     53,943
                                      -----------   -----------    -----------   ------------  ------------   --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   12,108,326     7,289,309     15,807,430     30,116,290    31,179,631    413,856
    Cost of investments sold........    9,614,808     5,821,323     12,899,447     23,576,286    25,705,987    413,913
                                      -----------   -----------    -----------   ------------  ------------   --------
       Realized gains (losses)
        on fund shares..............    2,493,518     1,467,986      2,907,983      6,540,004     5,473,644        (57)
Realized gain distributions.........    2,828,895     2,200,058      8,521,380      9,742,420     2,246,575         --
                                      -----------   -----------    -----------   ------------  ------------   --------
    Net realized gains
     (losses).......................    5,322,413     3,668,044     11,429,363     16,282,424     7,720,219        (57)
Change in unrealized gains
 (losses)...........................    6,223,096    (2,755,794)    (5,498,773)   (36,024,311)  (10,315,466)    32,771
                                      -----------   -----------    -----------   ------------  ------------   --------
    Net realized and unrealized
     gains (losses) on
     investments....................   11,545,509       912,250      5,930,590    (19,741,887)   (2,595,247)    32,714
                                      -----------   -----------    -----------   ------------  ------------   --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $10,563,421   $   468,783    $ 4,995,628   $(20,525,864) $ (2,180,377)  $ 86,657
                                      ===========   ===========    ===========   ============  ============   ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                                                 Van Kampen    Van Kampen     Van Kampen    Van Kampen
                                      Van Kampen  Van Kampen        Life          Life           Life          Life
                                         Life        Life        Investment    Investment     Investment    Investment
                                      Investment  Investment       Trust         Trust          Trust         Trust
                                        Trust        Trust       (Class II)    (Class II)     (Class II)    (Class II)
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                     ------------ -----------  -------------- ------------  -------------- ------------
                                                               LIT Aggressive               LIT Growth and     LIT
                                         LIT         Strat         Growth     LIT Comstock      Income     Money Market
                                     Money Market  Growth I      (Class II)    (Class II)     (Class II)    (Class II)
                                     ------------ -----------  -------------- ------------  -------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $  150,966  $    23,798    $       --   $  5,583,590   $ 2,373,860   $ 1,529,115
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (41,585)    (702,698)     (343,684)    (5,328,282)   (2,507,760)     (493,591)
    Administrative expense..........      (3,295)     (48,830)      (35,874)      (551,863)     (323,205)      (66,919)
                                      ----------  -----------    ----------   ------------   -----------   -----------
    Net investment income
     (loss).........................     106,086     (727,730)     (379,558)      (296,555)     (457,105)      968,605
                                      ----------  -----------    ----------   ------------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   1,501,402   15,051,276     6,014,694     69,075,366    30,745,077    23,336,837
    Cost of investments sold........   1,501,402   16,338,525     5,050,848     56,418,046    25,346,297    23,336,837
                                      ----------  -----------    ----------   ------------   -----------   -----------
       Realized gains (losses)
        on fund shares..............          --   (1,287,249)      963,846     12,657,320     5,398,780            --
Realized gain distributions.........          --           --     1,543,863      7,748,072     6,393,176            --
                                      ----------  -----------    ----------   ------------   -----------   -----------
    Net realized gains
     (losses).......................          --   (1,287,249)    2,507,709     20,405,392    11,791,956            --
Change in unrealized gains
 (losses)...........................          --    8,916,296     1,116,496    (31,519,323)   (9,370,433)           --
                                      ----------  -----------    ----------   ------------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments....................          --    7,629,047     3,624,205    (11,113,931)    2,421,523            --
                                      ----------  -----------    ----------   ------------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $  106,086  $ 6,901,317    $3,244,647   $(11,410,486)  $ 1,964,418   $   968,605
                                      ==========  ===========    ==========   ============   ===========   ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                  Van Kampen
                                                                     Life
                                                                  Investment
                                                                     Trust
                                                                  (Class II)
                                                                  Sub-Account
                                                                  -----------
                                                                     Strat
                                                                   Growth II
                                                                  -----------
 NET INVESTMENT INCOME (LOSS)
 Dividends....................................................... $        --
 Charges from Allstate Life Insurance Company:
     Mortality and expense risk..................................  (1,032,752)
     Administrative expense......................................    (100,636)
                                                                  -----------
     Net investment income (loss)................................  (1,133,388)
                                                                  -----------
 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 Realized gains (losses) on fund shares:
     Proceeds from sales.........................................  16,816,038
     Cost of investments sold....................................  13,440,712
                                                                  -----------
        Realized gains (losses) on fund shares...................   3,375,326
 Realized gain distributions.....................................          --
                                                                  -----------
     Net realized gains (losses).................................   3,375,326
 Change in unrealized gains (losses).............................   6,663,483
                                                                  -----------
     Net realized and unrealized gains (losses) on investments...  10,038,809
                                                                  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............... $ 8,905,421
                                                                  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                           Series      Series      Series      Series      Series      Series
                                            Trust       Trust       Trust       Trust       Trust       Trust
                                         Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                 AST         AST         AST
                                                         AST         AST      Alliance    Alliance    American
                                             AST     Aggressive   Alliance    Bernstein   Bernstein    Century
                                          Advanced      Asset     Bernstein   Growth &     Managed    Strategic
                                         Strategies  Allocation  Core Value    Income     Index 500  Allocation
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                          2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)
                                         ----------- ----------- ----------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $      (53)   $   (28)    $    (1)    $   208     $   602    $  1,745
Net realized gains (losses).............        (16)       298          --       1,337      (1,011)      5,907
Change in unrealized gains (losses).....      2,697        925         (46)     (2,142)       (169)     (7,407)
                                         ----------    -------     -------     -------     -------    --------
Increase (decrease) in net assets from
 operations.............................      2,628      1,195         (47)       (597)       (578)        245
                                         ----------    -------     -------     -------     -------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................  1,228,958     52,574          --          --          --     134,819
Benefit payments........................         --         --          --          --          --          --
Payments on termination.................     (1,297)        --          --          --          --         (45)
Contract maintenance charge.............         --         --          --          --          --          --
Transfers among the sub-accounts and
 with the Fixed Account--net............      8,592        242       9,570      48,939      12,276         467
Adjustment to net assets allocated to
 contract in payout period..............         --         --          --          --          --          --
                                         ----------    -------     -------     -------     -------    --------
Increase (decrease) in net assets from
 contract transactions..................  1,236,253     52,816       9,570      48,939      12,276     135,241
                                         ----------    -------     -------     -------     -------    --------
INCREASE (DECREASE) IN NET
 ASSETS.................................  1,238,881     54,011       9,523      48,342      11,698     135,486
NET ASSETS AT BEGINNING OF
 PERIOD.................................         --         --          --          --          --          --
                                         ----------    -------     -------     -------     -------    --------
NET ASSETS AT END OF
 PERIOD................................. $1,238,881    $54,011     $ 9,523     $48,342     $11,698    $135,486
                                         ==========    =======     =======     =======     =======    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................         --         --          --          --          --          --
       Units issued.....................    166,390      5,236       2,003       8,649       7,302      26,417
       Units redeemed...................    (47,938)       (23)     (1,002)     (3,908)     (6,104)    (13,397)
                                         ----------    -------     -------     -------     -------    --------
    Units outstanding at end of
     period.............................    118,452      5,213       1,001       4,741       1,198      13,020
                                         ==========    =======     =======     =======     =======    ========

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Advanced    Advanced    Advanced     Advanced    Advanced    Advanced
                                                    Series      Series      Series       Series      Series      Series
                                                     Trust       Trust       Trust       Trust        Trust       Trust
                                                  Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account
                                                  ----------- ----------- ----------- ------------ ----------- -----------
                                                      AST     AST Capital     AST         AST          AST         AST
                                                   Balanced     Growth      Cohen &   Conservative    DeAm        DeAm
                                                     Asset       Asset      Steers       Asset      Large-Cap   Small-Cap
                                                  Allocation  Allocation    Realty     Allocation     Value       Value
                                                  ----------- ----------- ----------- ------------ ----------- -----------
                                                   2007 (a)    2007 (a)    2007 (a)     2007 (a)    2007 (a)    2007 (a)
                                                  ----------- ----------- ----------- ------------ ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   (1,376) $   (3,860)   $   (1)     $   (707)    $   --       $ --
Net realized gains (losses)......................      7,814       3,846        --         1,793         --         --
Change in unrealized gains (losses)..............    (28,255)    (45,349)      (18)        2,729         (1)         9
                                                  ----------  ----------    ------      --------     ------       ----
Increase (decrease) in net assets from
 operations......................................    (21,817)    (45,363)      (19)        3,815         (1)         9
                                                  ----------  ----------    ------      --------     ------       ----
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................  3,549,877   2,482,865     5,500       715,901         --         --
Benefit payments.................................         --          --        --            --         --         --
Payments on termination..........................    (12,089)        (80)       --        (2,004)        --         --
Contract maintenance charge......................         --          --        --            --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    115,215     228,172     2,242       (48,697)     1,221        335
Adjustment to net assets allocated to contract in
 payout period...................................         --          --        --            --         --         --
                                                  ----------  ----------    ------      --------     ------       ----
Increase (decrease) in net assets from contract
 transactions....................................  3,653,003   2,710,957     7,742       665,200      1,221        335
                                                  ----------  ----------    ------      --------     ------       ----
INCREASE (DECREASE) IN NET
 ASSETS..........................................  3,631,186   2,665,594     7,723       669,015      1,220        344
NET ASSETS AT BEGINNING OF
 PERIOD..........................................         --          --        --            --         --         --
                                                  ----------  ----------    ------      --------     ------       ----
NET ASSETS AT END OF PERIOD...................... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $344
                                                  ==========  ==========    ======      ========     ======       ====
UNITS OUTSTANDING
    Units outstanding at beginning of period.....         --          --        --            --         --         --
       Units issued..............................    530,450     430,420     1,078       115,196        248         78
       Units redeemed............................   (181,987)   (174,285)     (255)      (51,088)      (124)       (39)
                                                  ----------  ----------    ------      --------     ------       ----
    Units outstanding at end of period...........    348,463     256,135       823        64,108        124         39
                                                  ==========  ==========    ======      ========     ======       ====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Advanced    Advanced     Advanced     Advanced    Advanced    Advanced
                                                    Series      Series       Series       Series      Series      Series
                                                     Trust       Trust       Trust        Trust        Trust       Trust
                                                  Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account
                                                  ----------- ----------- ------------ ------------ ----------- -----------
                                                                              AST          AST          AST
                                                      AST         AST     First Trust    Goldman      Goldman
                                                   Federated  First Trust   Capital       Sachs        Sachs
                                                  Aggressive   Balanced   Appreciation Concentrated   Mid-Cap       AST
                                                    Growth      Target       Target       Growth      Growth    High Yield
                                                  ----------- ----------- ------------ ------------ ----------- -----------
                                                   2007 (a)    2007 (a)     2007 (a)     2007 (a)    2007 (a)    2007 (a)
                                                  ----------- ----------- ------------ ------------ ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................    $ --     $     (128)  $   (5,685)   $    (2)     $   (1)     $   (1)
Net realized gains (losses)......................      --           (935)      (9,148)        --          --          --
Change in unrealized gains (losses)..............       6        (20,753)       6,421        (68)        (28)          9
                                                     ----     ----------   ----------    -------      ------      ------
Increase (decrease) in net assets from
 operations......................................       6        (21,816)      (8,412)       (70)        (29)          8
                                                     ----     ----------   ----------    -------      ------      ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      --      2,487,259    4,752,043         --          --          --
Benefit payments.................................      --             --           --         --          --          --
Payments on termination..........................      --         (1,537)        (670)        --          --          --
Contract maintenance charge......................      --             --           --         --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     610         15,209      (89,872)    10,494       1,905       1,831
Adjustment to net assets allocated to contract in
 payout period...................................      --             --           --         --          --          --
                                                     ----     ----------   ----------    -------      ------      ------
Increase (decrease) in net assets from contract
 transactions....................................     610      2,500,931    4,661,501     10,494       1,905       1,831
                                                     ----     ----------   ----------    -------      ------      ------
INCREASE (DECREASE) IN NET
 ASSETS..........................................     616      2,479,115    4,653,089     10,424       1,876       1,839
NET ASSETS AT BEGINNING OF
 PERIOD..........................................      --             --           --         --          --          --
                                                     ----     ----------   ----------    -------      ------      ------
NET ASSETS AT END OF PERIOD......................    $616     $2,479,115   $4,653,089    $10,424      $1,876      $1,839
                                                     ====     ==========   ==========    =======      ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period......................................      --             --           --         --          --          --
       Units issued..............................     120        390,812      649,071      1,998         360         349
       Units redeemed............................     (60)      (152,540)    (207,885)    (1,000)       (179)       (174)
                                                     ----     ----------   ----------    -------      ------      ------
    Units outstanding at end of period...........      60        238,272      441,186        998         181         175
                                                     ====     ==========   ==========    =======      ======      ======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                    Advanced      Advanced      Advanced     Advanced    Advanced    Advanced
                                                     Series        Series        Series       Series      Series      Series
                                                      Trust         Trust         Trust        Trust       Trust       Trust
                                                   Sub-Account   Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                                  ------------- ------------- ------------- ----------- ----------- -----------
                                                                                   AST                      AST         AST
                                                       AST           AST        JPMorgan        AST        Lord       Marsico
                                                  International International International  Large-Cap  Abbett Bond   Capital
                                                     Growth         Value        Equity        Value     Debenture    Growth
                                                  ------------- ------------- ------------- ----------- ----------- -----------
                                                    2007 (a)      2007 (a)      2007 (a)     2007 (a)    2007 (a)    2007 (a)
                                                  ------------- ------------- ------------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................    $    (2)      $   177       $   392      $    90     $   (1)     $   (10)
Net realized gains (losses)......................      1,425           236           211          288         --           --
Change in unrealized gains (losses)..............     (1,436)       (1,222)       (1,011)      (1,457)        13         (284)
                                                     -------       -------       -------      -------     ------      -------
Increase (decrease) in net assets from
 operations......................................        (13)         (809)         (408)      (1,079)        12         (294)
                                                     -------       -------       -------      -------     ------      -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................         --            --            --       11,371         --           --
Benefit payments.................................         --            --            --           --         --           --
Payments on termination..........................         --            --            --           --         --           --
Contract maintenance charge......................         --            --            --           --         --           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     24,217        57,467        51,211        8,469      3,052       15,404
Adjustment to net assets allocated to contract in
 payout period...................................         --            --            --           --         --           --
                                                     -------       -------       -------      -------     ------      -------
Increase (decrease) in net assets from contract
 transactions....................................     24,217        57,467        51,211       19,840      3,052       15,404
                                                     -------       -------       -------      -------     ------      -------
INCREASE (DECREASE) IN NET
 ASSETS..........................................     24,204        56,658        50,803       18,761      3,064       15,110
NET ASSETS AT BEGINNING OF
 PERIOD..........................................         --            --            --           --         --           --
                                                     -------       -------       -------      -------     ------      -------
NET ASSETS AT END OF PERIOD......................    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
                                                     =======       =======       =======      =======     ======      =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period......................................         --            --            --           --         --           --
       Units issued..............................      4,099        10,093         9,095        2,839        588        1,860
       Units redeemed............................     (1,910)       (4,679)       (4,179)        (879)      (294)        (466)
                                                     -------       -------       -------      -------     ------      -------
    Units outstanding at end of period...........      2,189         5,414         4,916        1,960        294        1,394
                                                     =======       =======       =======      =======     ======      =======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                   Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                                    Series      Series      Series      Series      Series      Series
                                                     Trust       Trust       Trust       Trust       Trust       Trust
                                                  Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                                  ----------- ----------- ----------- ----------- ----------- -----------
                                                                                          AST         AST         AST
                                                                                       Neuberger   Neuberger   Neuberger
                                                      AST         AST                   Berman      Berman      Berman
                                                  MFS Global    Mid-Cap    AST Money    Mid-Cap     Mid-Cap    Small-Cap
                                                    Equity       Value      Market      Growth       Value      Growth
                                                  ----------- ----------- ----------- ----------- ----------- -----------
                                                   2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)
                                                  ----------- ----------- ----------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................   $   888     $   (1)     $    65      $  --      $   (1)      $ --
Net realized gains (losses)......................      (905)        --           --          1          --         --
Change in unrealized gains (losses)..............      (645)       (17)          --          6         (17)       (26)
                                                    -------     ------      -------      -----      ------       ----
Increase (decrease) in net assets from
 operations......................................      (662)       (18)          65          7         (18)       (26)
                                                    -------     ------      -------      -----      ------       ----
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        --         --       66,295         --          --         --
Benefit payments.................................        --         --       (3,506)        --          --         --
Payments on termination..........................        --         --           --         --          --         --
Contract maintenance charge......................        --         --           --         --          --         --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     9,104      4,175        3,507        609       2,277        842
Adjustment to net assets allocated to contract in
 payout period...................................        --         --           --         --          --         --
                                                    -------     ------      -------      -----      ------       ----
Increase (decrease) in net assets from contract
 transactions....................................     9,104      4,175       66,296        609       2,277        842
                                                    -------     ------      -------      -----      ------       ----
INCREASE (DECREASE) IN NET
 ASSETS..........................................     8,442      4,157       66,361        616       2,259        816
NET ASSETS AT BEGINNING OF
 PERIOD..........................................        --         --           --         --          --         --
                                                    -------     ------      -------      -----      ------       ----
NET ASSETS AT END OF PERIOD                         $ 8,442     $4,157      $66,361      $ 616      $2,259       $816
                                                    =======     ======      =======      =====      ======       ====
UNITS OUTSTANDING................................
    Units outstanding at beginning of period.....        --         --           --         --          --         --
       Units issued..............................     6,236        851        6,891        195         450        145
       Units redeemed............................    (5,428)      (425)        (345)      (137)       (225)       (73)
                                                    -------     ------      -------      -----      ------       ----
    Units outstanding at end of period...........       808        426        6,546         58         225         72
                                                    =======     ======      =======      =====      ======       ====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                    Advanced     Advanced    Advanced    Advanced    Advanced    Advanced
                                                     Series       Series      Series      Series      Series      Series
                                                     Trust        Trust        Trust       Trust       Trust       Trust
                                                  Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account
                                                  ------------ ------------ ----------- ----------- ----------- -----------
                                                                                            AST         AST         AST
                                                      AST          AST                    T. Rowe     T. Rowe     T. Rowe
                                                     PIMCO     Preservation     AST        Price       Price       Price
                                                  Total Return    Asset      Small-Cap     Asset      Global     Large-Cap
                                                      Bond      Allocation     Value    Allocation     Bond       Growth
                                                  ------------ ------------ ----------- ----------- ----------- -----------
                                                    2007 (a)     2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)
                                                  ------------ ------------ ----------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................   $ 1,823      $   (102)    $   107   $   16,759    $   (1)     $   (24)
Net realized gains (losses)......................      (496)         (113)      2,049       67,105        --           (2)
Change in unrealized gains (losses)..............       (44)        1,254      (3,288)    (109,938)       70         (762)
                                                    -------      --------     -------   ----------    ------      -------
Increase (decrease) in net assets from
 operations......................................     1,283         1,039      (1,132)     (26,074)       69         (788)
                                                    -------      --------     -------   ----------    ------      -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        --       473,208          --    2,598,369        --       11,371
Benefit payments.................................        --            --          --           --        --           --
Payments on termination..........................        --           (25)         --       (6,418)       --           --
Contract maintenance charge......................        --            --          --           --        --           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    65,372         6,606      23,244      244,694     6,081        8,349
Adjustment to net assets allocated to contract in
 payout period...................................        --            --          --           --        --           --
                                                    -------      --------     -------   ----------    ------      -------
Increase (decrease) in net assets from contract
 transactions....................................    65,372       479,789      23,244    2,836,645     6,081       19,720
                                                    -------      --------     -------   ----------    ------      -------
INCREASE (DECREASE) IN NET
 ASSETS..........................................    66,655       480,828      22,112    2,810,571     6,150       18,932
NET ASSETS AT BEGINNING OF
 PERIOD..........................................        --            --          --           --        --           --
                                                    -------      --------     -------   ----------    ------      -------
NET ASSETS AT END OF PERIOD......................   $66,655      $480,828     $22,112   $2,810,571    $6,150      $18,932
                                                    =======      ========     =======   ==========    ======      =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....        --            --          --           --        --           --
       Units issued..............................    15,498        72,637       4,206      413,265     1,157        2,699
       Units redeemed............................    (9,207)      (26,788)     (1,864)    (137,589)     (578)        (823)
                                                    -------      --------     -------   ----------    ------      -------
    Units outstanding at end of period...........     6,291        45,849       2,342      275,676       579        1,876
                                                    =======      ========     =======   ==========    ======      =======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Advanced     Advanced   AIM Variable         AIM Variable
                                                  Series       Series     Insurance            Insurance
                                                   Trust        Trust       Funds                Funds
                                                Sub-Account  Sub-Account Sub-Account          Sub-Account
                                               ------------- ----------- ------------  -------------------------
                                                    AST
                                               T. Rowe Price     AST      AIM V. I.
                                                  Natural    UBS Dynamic  Aggressive           AIM V. I.
                                                 Resources      Alpha       Growth           Basic Balanced
                                               ------------- ----------- ------------  -------------------------
                                                 2007 (a)     2007 (a)     2006 (s)        2007          2006
                                               ------------- ----------- ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..................    $   125    $    5,097  $   (124,170) $    626,963  $   233,607
Net realized gains (losses)...................      1,878          (293)      658,673     1,015,655      127,977
Change in unrealized gains (losses)...........     (1,456)      (24,515)    1,881,646    (1,083,823)   4,018,486
                                                  -------    ----------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations...................................        547       (19,711)    2,416,149       558,795    4,380,070
                                                  -------    ----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits......................................     39,632     1,411,421        20,215        12,005       64,920
Benefit payments..............................         --            --      (272,368)   (1,840,544)  (1,194,858)
Payments on termination.......................         --          (252)     (817,963)   (9,023,357)  (8,865,059)
Contract maintenance charge...................         --            --        (4,417)      (16,971)     (20,042)
Transfers among the sub-accounts and with
 the Fixed Account--net.......................      3,912         3,120   (28,292,898)      474,997      275,228
Adjustment to net assets allocated to contract
 in payout period.............................         --            --            --            --           --
                                                  -------    ----------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions........................     43,544     1,414,289   (29,367,431)  (10,393,870)  (9,739,811)
                                                  -------    ----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.......................................     44,091     1,394,578   (26,951,282)   (9,835,075)  (5,359,741)
NET ASSETS AT BEGINNING OF
 PERIOD.......................................         --            --    26,951,282    49,292,977   54,652,718
                                                  -------    ----------  ------------  ------------  -----------
NET ASSETS AT END OF PERIOD...................    $44,091    $1,394,578  $         --  $ 39,457,902  $49,292,977
                                                  =======    ==========  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...................................         --            --     2,454,120     4,170,832    5,029,655
       Units issued...........................      4,001       256,044        68,783       450,026      438,367
       Units redeemed.........................       (216)     (111,994)   (2,522,903)   (1,299,103)  (1,297,190)
                                                  -------    ----------  ------------  ------------  -----------
    Units outstanding at end of period........      3,785       144,050            --     3,321,755    4,170,832
                                                  =======    ==========  ============  ============  ===========

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                          AIM Variable
                                                      AIM Variable         Insurance            AIM Variable
                                                     Insurance Funds         Funds            Insurance Funds
                                                       Sub-Account        Sub-Account           Sub-Account
                                                ------------------------  ------------  ---------------------------
                                                                           AIM V. I.             AIM V. I.
                                                  AIM V. I. Basic Value    Blue Chip        Capital Appreciation
                                                ------------------------  ------------  ---------------------------
                                                    2007         2006       2006 (t)        2007      2006 (s)(u)(v)
                                                -----------  -----------  ------------  ------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $  (246,172) $  (321,253) $    (76,416) $ (2,664,021)  $ (2,328,174)
Net realized gains (losses)....................   3,463,895    3,033,018    (2,829,587)    5,323,481        134,737
Change in unrealized gains (losses)............  (3,003,704)     794,922     2,202,421    16,060,948      5,373,453
                                                -----------  -----------  ------------  ------------   ------------
Increase (decrease) in net assets from
 operations....................................     214,019    3,506,687      (703,582)   18,720,408      3,180,016
                                                -----------  -----------  ------------  ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      28,864        9,464         4,420       285,123        385,527
Benefit payments...............................    (642,995)    (728,167)     (399,574)   (6,073,044)    (4,570,520)
Payments on termination........................  (5,972,698)  (5,153,530)   (1,006,186)  (31,276,068)   (24,464,859)
Contract maintenance charge....................      (9,408)     (11,312)       (4,951)      (84,421)       (80,468)
Transfers among the sub-accounts and with
 the Fixed Account--net........................    (277,052)     474,114   (18,711,198)   (9,774,852)   104,549,957
Adjustment to net assets allocated to contract
 in payout period..............................          --           --            --            --             --
                                                -----------  -----------  ------------  ------------   ------------
Increase (decrease) in net assets from contract
 transactions..................................  (6,873,289)  (5,409,431)  (20,117,489)  (46,923,262)    75,819,637
                                                -----------  -----------  ------------  ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (6,659,270)  (1,902,744)  (20,821,071)  (28,202,854)    78,999,653
NET ASSETS AT BEGINNING OF
 PERIOD........................................  31,399,327   33,302,071    20,821,071   195,354,288    116,354,635
                                                -----------  -----------  ------------  ------------   ------------
NET ASSETS AT END OF PERIOD.................... $24,740,057  $31,399,327  $         --  $167,151,434   $195,354,288
                                                ===========  ===========  ============  ============   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   2,172,050    2,571,654     3,256,037    18,508,280     11,585,051
       Units issued............................     176,200      313,566       238,113     1,243,622     11,701,688
       Units redeemed..........................    (638,161)    (713,170)   (3,494,150)   (5,291,954)    (4,778,459)
                                                -----------  -----------  ------------  ------------   ------------
    Units outstanding at end of period.........   1,710,089    2,172,050            --    14,459,948     18,508,280
                                                ===========  ===========  ============  ============   ============

--------
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(u)On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                      AIM Variable
                                                      AIM Variable               AIM Variable          Insurance
                                                     Insurance Funds            Insurance Funds          Funds
                                                       Sub-Account                Sub-Account         Sub-Account
                                                ------------------------  --------------------------  ------------
                                                                                                       AIM V. I.
                                                        AIM V. I.                                     Demographic
                                                   Capital Development       AIM V. I. Core Equity       Trends
                                                ------------------------  --------------------------  ------------
                                                    2007         2006         2007        2006 (w)      2006 (u)
                                                -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $  (341,885) $  (346,629) $   (906,162) $ (1,419,420) $   (109,217)
Net realized gains (losses)....................   4,505,247    2,496,293     8,722,967     1,802,279    (2,425,786)
Change in unrealized gains (losses)............  (1,853,501)   1,380,005     7,046,254    23,921,285     2,830,530
                                                -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations....................................   2,309,861    3,529,669    14,863,059    24,304,144       295,527
                                                -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      18,332       43,722       191,205       309,776         4,822
Benefit payments...............................    (585,039)    (565,498)   (7,659,192)   (6,964,658)     (121,298)
Payments on termination........................  (5,217,461)  (3,573,766)  (37,983,458)  (28,743,756)   (1,144,511)
Contract maintenance charge....................      (7,168)      (8,250)     (102,115)      (94,418)       (4,890)
Transfers among the sub-accounts and with
 the Fixed Account--net........................     173,066       79,088    (6,780,710)  137,162,852    (9,025,358)
Adjustment to net assets allocated to contract
 in payout period..............................          --           --            --            --            --
                                                -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
 transactions..................................  (5,618,270)  (4,024,704)  (52,334,270)  101,669,796   (10,291,235)
                                                -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (3,308,409)    (495,035)  (37,471,211)  125,973,940    (9,995,708)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  24,595,620   25,090,655   232,390,664   106,416,724     9,995,708
                                                -----------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF PERIOD.................... $21,287,211  $24,595,620  $194,919,453  $232,390,664  $         --
                                                ===========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   1,448,079    1,693,097    17,450,854     8,733,036     1,839,428
       Units issued............................     197,890      243,504     1,122,604    13,234,511        52,778
       Units redeemed..........................    (489,717)    (488,522)   (4,816,016)   (4,516,693)   (1,892,206)
                                                -----------  -----------  ------------  ------------  ------------
    Units outstanding at end of period.........   1,156,252    1,448,079    13,757,442    17,450,854            --
                                                ===========  ===========  ============  ============  ============

--------
(u)On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                                                                             AIM Variable
                                                               AIM Variable              AIM Variable         Insurance
                                                              Insurance Funds           Insurance Funds         Funds
                                                                Sub-Account               Sub-Account        Sub-Account
                                                         ------------------------  ------------------------  ------------
                                                                 AIM V. I.                 AIM V. I.          AIM V. I.
                                                            Diversified Income       Government Securities      Growth
                                                         ------------------------  ------------------------  ------------
                                                             2007         2006         2007         2006       2006 (v)
                                                         -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................ $ 1,090,656  $ 1,051,781  $   572,265  $   639,816  $   (351,288)
Net realized gains (losses).............................    (751,761)    (690,454)      85,568       70,377   (19,202,381)
Change in unrealized gains (losses).....................    (252,099)     352,573      458,983     (159,158)   24,515,493
                                                         -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from operations.......      86,796      713,900    1,116,816      551,035     4,961,824
                                                         -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................      25,560       15,171        5,810        7,797        54,696
Benefit payments........................................    (709,956)  (1,580,903)    (978,242)  (1,453,419)   (1,107,855)
Payments on termination.................................  (4,815,034)  (4,108,673)  (3,815,408)  (5,706,491)   (3,221,827)
Contract maintenance charge.............................      (5,758)      (7,179)      (7,335)      (9,487)      (13,190)
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................     872,512      714,695      910,666   (1,038,240)  (75,302,501)
Adjustment to net assets allocated to contract in payout
 period.................................................          --           --           --           --            --
                                                         -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
 transactions...........................................  (4,632,676)  (4,966,889)  (3,884,509)  (8,199,840)  (79,590,677)
                                                         -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS.......................  (4,545,880)  (4,252,989)  (2,767,693)  (7,648,805)  (74,628,853)
NET ASSETS AT BEGINNING OF PERIOD.......................  22,590,660   26,843,649   25,476,630   33,125,435    74,628,853
                                                         -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD............................. $18,044,780  $22,590,660  $22,708,937  $25,476,630  $         --
                                                         ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of period............   1,872,442    2,285,557    1,950,594    2,587,210    10,077,543
       Units issued.....................................     303,506      316,157      297,593      230,730       390,089
       Units redeemed...................................    (681,154)    (729,272)    (588,038)    (867,346)  (10,467,632)
                                                         -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of period..................   1,494,794    1,872,442    1,660,149    1,950,594            --
                                                         ===========  ===========  ===========  ===========  ============

--------
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                AIM Variable               AIM Variable              AIM Variable
                                               Insurance Funds           Insurance Funds            Insurance Funds
                                                 Sub-Account               Sub-Account                Sub-Account
                                          ------------------------  -------------------------  ------------------------
                                                                            AIM V. I.                  AIM V. I.
                                            AIM V. I. High Yield       International Growth        Large Cap Growth
                                          ------------------------  -------------------------  ------------------------
                                              2007         2006         2007          2006         2007     2006 (t)(x)
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   600,552  $   911,365  $   (634,864) $  (198,500) $  (257,952) $  (111,112)
Net realized gains (losses)..............    (141,419)    (232,693)    6,629,059    4,108,113      696,722       81,521
Change in unrealized gains (losses)......    (423,174)     564,387     1,870,564    9,674,730    2,015,733    1,931,575
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      35,959    1,243,059     7,864,759   13,584,343    2,454,503    1,901,984
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      55,703        6,164       102,728       78,765       15,810        3,312
Benefit payments.........................    (447,256)    (451,195)   (1,962,039)  (1,759,741)    (515,073)    (258,340)
Payments on termination..................  (2,612,829)  (3,033,581)  (11,868,813)  (8,512,407)  (2,895,757)  (1,017,671)
Contract maintenance charge..............      (3,871)      (5,078)      (23,761)     (23,809)      (9,097)      (5,152)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (34,762)    (115,442)    1,859,583    5,564,606      165,683   18,461,643
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --           --           --           --
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,043,015)  (3,599,132)  (11,892,302)  (4,652,586)  (3,238,434)  17,183,792
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,007,056)  (2,356,073)   (4,027,543)   8,931,757     (783,931)  19,085,776
NET ASSETS AT BEGINNING OF
 PERIOD..................................  13,245,194   15,601,267    62,827,329   53,895,572   19,085,776           --
                                          -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $10,238,138  $13,245,194  $ 58,799,786  $62,827,329  $18,301,845  $19,085,776
                                          ===========  ===========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,225,477    1,577,550     3,716,654    3,971,488    1,721,358           --
       Units issued......................     137,768      193,668       510,277      897,298      186,522    1,937,250
       Units redeemed....................    (413,698)    (545,741)   (1,135,195)  (1,152,132)    (460,132)    (215,892)
                                          -----------  -----------  ------------  -----------  -----------  -----------
    Units outstanding at end of period...     949,547    1,225,477     3,091,736    3,716,654    1,447,748    1,721,358
                                          ===========  ===========  ============  ===========  ===========  ===========

--------
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(x)For the period beginning June 12, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                         AIM Variable
                                                        AIM Variable               AIM Variable           Insurance
                                                       Insurance Funds            Insurance Funds           Funds
                                                         Sub-Account                Sub-Account          Sub-Account
                                                  ------------------------  --------------------------  -------------
                                                                                                          AIM V. I.
                                                          AIM V. I.                                        Premier
                                                     Mid Cap Core Equity      AIM V. I. Money Market        Equity
                                                  ------------------------  --------------------------  -------------
                                                      2007         2006         2007          2006         2006 (w)
                                                  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (334,589) $  (156,090) $    673,873  $    593,425  $     795,465
Net realized gains (losses)......................   1,611,671    4,055,921            --            --    (15,644,868)
Change in unrealized gains (losses)..............     938,743   (1,232,880)           --            --     22,086,795
                                                  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from operations   2,215,825    2,666,951       673,873       593,425      7,237,392
                                                  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      27,763       28,910        15,390        26,936         78,992
Benefit payments.................................    (857,309)    (687,158)   (6,618,712)   (8,114,386)    (1,522,211)
Payments on termination..........................  (6,326,916)  (4,558,771)  (11,806,577)  (11,532,625)    (6,049,247)
Contract maintenance charge......................      (7,310)      (8,710)       (6,671)       (7,344)       (27,173)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    (177,176)     957,175    18,402,653    19,928,144   (145,660,566)
Adjustment to net assets allocated to contract in
 payout period...................................          --           --            --            --             --
                                                  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from contract
 transactions....................................  (7,340,948)  (4,268,554)      (13,917)      300,725   (153,180,205)
                                                  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS................  (5,125,123)  (1,601,603)      659,956       894,150   (145,942,813)
NET ASSETS AT BEGINNING OF PERIOD................  28,748,982   30,350,585    21,079,862    20,185,712    145,942,813
                                                  -----------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF PERIOD...................... $23,623,859  $28,748,982  $ 21,739,818  $ 21,079,862  $          --
                                                  ===========  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   1,897,950    2,172,241     1,820,869     1,792,903     15,762,610
       Units issued..............................     260,698      504,977     2,556,551     2,769,251        417,671
       Units redeemed............................    (719,047)    (779,268)   (2,559,104)   (2,741,285)   (16,180,281)
                                                  -----------  -----------  ------------  ------------  -------------
    Units outstanding at end of period...........   1,439,601    1,897,950     1,818,316     1,820,869             --
                                                  ===========  ===========  ============  ============  =============

--------
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                     AIM Variable
                                                       AIM Variable             AIM Variable           Insurance
                                                      Insurance Funds          Insurance Funds      Funds Series II
                                                        Sub-Account              Sub-Account          Sub-Account
                                                  ----------------------  ------------------------  ---------------
                                                                                                       AIM V. I.
                                                                                                      Aggressive
                                                   AIM V. I. Technology      AIM V. I. Utilities       Growth II
                                                  ----------------------  ------------------------  ---------------
                                                     2007        2006         2007         2006        2006 (y)
                                                  ----------  ----------  -----------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (72,498) $  (76,936) $    49,037  $   278,735     $  (3,749)
Net realized gains (losses)......................    338,220     289,545    2,396,009    1,440,631       192,315
Change in unrealized gains (losses)..............     52,796     275,452       48,499    1,253,685      (132,272)
                                                  ----------  ----------  -----------  -----------     ---------
Increase (decrease) in net assets from
 operations......................................    318,518     488,061    2,493,545    2,973,051        56,294
                                                  ----------  ----------  -----------  -----------     ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      5,424       8,654        7,638       12,718         5,369
Benefit payments.................................   (432,370)    (78,563)    (324,425)    (831,888)           --
Payments on termination..........................   (755,623)   (688,387)  (3,187,854)  (1,687,240)       (3,784)
Contract maintenance charge......................     (2,754)     (3,289)      (5,393)      (5,850)           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    205,130    (204,020)     192,883      141,438      (691,258)
Adjustment to net assets allocated to contract in
 payout period...................................         --          --           --           --            --
                                                  ----------  ----------  -----------  -----------     ---------
Increase (decrease) in net assets from contract
 transactions....................................   (980,193)   (965,605)  (3,317,151)  (2,370,822)     (689,673)
                                                  ----------  ----------  -----------  -----------     ---------
INCREASE (DECREASE) IN NET
 ASSETS..........................................   (661,675)   (477,544)    (823,606)     602,229      (633,379)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  5,519,397   5,996,941   14,683,003   14,080,774       633,379
                                                  ----------  ----------  -----------  -----------     ---------
NET ASSETS AT END OF PERIOD...................... $4,857,722  $5,519,397  $13,859,397  $14,683,003     $      --
                                                  ==========  ==========  ===========  ===========     =========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    452,712     536,082      841,516      998,584        55,960
       Units issued..............................     87,379     106,031      101,921      174,253           526
       Units redeemed............................   (164,790)   (189,401)    (275,384)    (331,321)      (56,486)
                                                  ----------  ----------  -----------  -----------     ---------
    Units outstanding at end of period...........    375,301     452,712      668,053      841,516            --
                                                  ==========  ==========  ===========  ===========     =========

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                     AIM Variable
                                                  AIM Variable Insurance   AIM Variable Insurance      Insurance
                                                      Funds Series II          Funds Series II      Funds Series II
                                                        Sub-Account              Sub-Account          Sub-Account
                                                  ----------------------  ------------------------  ---------------
                                                         AIM V. I.                                     AIM V. I.
                                                     Basic Balanced II    AIM V. I. Basic Value II   B lue Chip II
                                                  ----------------------  ------------------------  ---------------
                                                     2007        2006         2007         2006        2006 (z)
                                                  ----------  ----------  -----------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   21,213  $    1,653  $  (300,880) $  (344,401)   $    (7,235)
Net realized gains (losses)......................     42,931      63,343    1,975,763    1,469,720        111,989
Change in unrealized gains (losses)..............    (56,590)     94,822   (1,650,916)   1,170,468       (146,355)
                                                  ----------  ----------  -----------  -----------    -----------
Increase (decrease) in net assets from
 operations......................................      7,554     159,818       23,967    2,295,787        (41,601)
                                                  ----------  ----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        502       3,030       26,559       24,667          6,316
Benefit payments.................................    (29,302)   (184,006)    (265,153)    (112,414)            --
Payments on termination..........................    (91,964)   (198,301)  (2,263,626)    (996,752)       (44,384)
Contract maintenance charge......................         --          --      (62,988)     (66,390)            --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    (27,148)     54,157     (217,874)    (914,833)      (964,190)
Adjustment to net assets allocated to contract in
 payout period...................................         --          --           --           --             --
                                                  ----------  ----------  -----------  -----------    -----------
Increase (decrease) in net assets from contract
 transactions....................................   (147,912)   (325,120)  (2,783,082)  (2,065,722)    (1,002,258)
                                                  ----------  ----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................   (140,358)   (165,302)  (2,759,115)     230,065     (1,043,859)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  1,937,708   2,103,010   22,197,592   21,967,527      1,043,859
                                                  ----------  ----------  -----------  -----------    -----------
NET ASSETS AT END OF PERIOD...................... $1,797,350  $1,937,708  $19,438,477  $22,197,592    $        --
                                                  ==========  ==========  ===========  ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    173,375     203,998    1,430,759    1,572,687        105,671
       Units issued..............................      8,080      22,690       62,753       46,214            664
       Units redeemed............................    (21,114)    (53,313)    (233,838)    (188,142)      (106,335)
                                                  ----------  ----------  -----------  -----------    -----------
    Units outstanding at end of period...........    160,341     173,375    1,259,674    1,430,759             --
                                                  ==========  ==========  ===========  ===========    ===========

--------
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                           AIM Variable
                                            AIM Variable Insurance          Insurance         AIM Variable Insurance
                                                Funds Series II          Funds Series II          Funds Series II
                                                  Sub-Account              Sub-Account              Sub-Account
                                         ----------------------------  ---------------------  ----------------------
                                                   AIM V. I.                AIM V. I.
                                            Capital Appreciation II    Capital Development II AIM V. I. Core Equity II
                                         ----------------------------  ---------------------  ----------------------
                                             2007     2006 (y)(aa)(ab)   2007        2006        2007       2006 (ac)
                                         -----------  ---------------- --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  (136,182)    $ (131,982)   $(12,240)  $  (8,161)  $  (46,775)  $  (35,086)
Net realized gains (losses).............     335,559        169,984      88,508      73,633      175,868       30,155
Change in unrealized gains (losses).....     590,654        249,909     (20,682)     19,869      191,286      406,135
                                         -----------     ----------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from
 operations.............................     790,031        287,911      55,586      85,341      320,379      401,204
                                         -----------     ----------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      15,482          8,793      10,343       4,688        1,385          286
Benefit payments........................      (3,655)       (75,855)         --    (111,513)     (68,905)    (119,842)
Payments on termination.................    (440,348)      (393,594)    (66,043)    (45,687)    (641,278)    (232,832)
Contract maintenance charge.............     (16,653)       (18,426)         --          --      (13,404)     (11,568)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (626,882)       927,334     141,085     136,386     (275,955)   4,780,701
Adjustment to net assets allocated to
 contract in payout period..............          --             --          --          --           --           --
                                         -----------     ----------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from
 contract transactions..................  (1,072,056)       448,252      85,385     (16,126)    (998,157)   4,416,745
                                         -----------     ----------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................    (282,025)       736,163     140,971      69,215     (677,778)   4,817,949
NET ASSETS AT BEGINNING OF
 PERIOD.................................   8,274,041      7,537,878     592,317     523,102    5,295,903      477,954
                                         -----------     ----------    --------   ---------   ----------   ----------
NET ASSETS AT END OF
 PERIOD................................. $ 7,992,016     $8,274,041    $733,288   $ 592,317   $4,618,125   $5,295,903
                                         ===========     ==========    ========   =========   ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................     620,133        569,945      41,417      41,806      473,969       42,597
       Units issued.....................      18,034        139,166      12,041      11,494       18,418      500,106
       Units redeemed...................     (92,556)       (88,978)     (6,243)    (11,883)    (102,902)     (68,734)
                                         -----------     ----------    --------   ---------   ----------   ----------
    Units outstanding at end of
     period.............................     545,611        620,133      47,215      41,417      389,485      473,969
                                         ===========     ==========    ========   =========   ==========   ==========

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(aa)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(ab)On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(ac)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                          AIM Variable
                                                            Insurance        AIM Variable       AIM Variable Insurance
                                                         Funds Series II Insurance Funds Series     Funds Series II
                                                           Sub-Account      II Sub-Account            Sub-Account
                                                         --------------- ---------------------  ----------------------
                                                            AIM V. I.
                                                           Demographic        AIM V. I.                AIM V. I.
                                                            Trends II    Diversified Income II  Government Securities II
                                                         --------------- ---------------------  ----------------------
                                                            2006 (aa)      2007        2006        2007         2006
                                                         --------------- --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)............................    $  (3,719)   $ 28,897   $  21,718   $   23,195   $   23,778
Net realized gains (losses).............................       77,447      (5,285)    (11,604)     (11,249)     (21,062)
Change in unrealized gains (losses).....................      (63,477)    (24,504)      3,384       36,865       22,851
                                                            ---------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from operations.......       10,251        (892)     13,498       48,811       25,567
                                                            ---------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits................................................          352       8,719       1,552        1,615        2,795
Benefit payments........................................      (47,394)     (8,419)     (2,023)     (99,124)     (78,497)
Payments on termination.................................       (8,562)    (24,708)    (19,316)     (88,022)    (444,344)
Contract maintenance charge.............................           --          --          --           --           --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................     (257,569)      1,884    (173,397)    (136,653)    (319,846)
Adjustment to net assets allocated to contract in payout
 period.................................................           --          --          --           --           --
                                                            ---------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from contract
 transactions...........................................     (313,173)    (22,524)   (193,184)    (322,184)    (839,892)
                                                            ---------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS.......................     (302,922)    (23,416)   (179,686)    (273,373)    (814,325)
NET ASSETS AT BEGINNING OF PERIOD.......................      302,922     551,825     731,511    1,362,465    2,176,790
                                                            ---------    --------   ---------   ----------   ----------
NET ASSETS AT END OF PERIOD.............................    $      --    $528,409   $ 551,825   $1,089,092   $1,362,465
                                                            =========    ========   =========   ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period............       30,304      48,346      65,514      124,477      202,206
       Units issued.....................................        1,337       6,623       6,081       13,859       23,560
       Units redeemed...................................      (31,641)     (8,589)    (23,249)     (42,945)    (101,289)
                                                            ---------    --------   ---------   ----------   ----------
    Units outstanding at end of period..................           --      46,380      48,346       95,391      124,477
                                                            =========    ========   =========   ==========   ==========

--------
(aa)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         AIM Variable
                                                          Insurance
                                                            Funds     AIM Variable Insurance  AIM Variable Insurance
                                                          Series II     Funds Series II           Funds Series II
                                                         Sub-Account      Sub-Account               Sub-Account
                                                         ------------ ---------------------   ----------------------
                                                          AIM V. I.                                  AIM V. I.
                                                          Growth II   AIM V. I. High Yield II International Growth II
                                                         ------------ ---------------------   ----------------------
                                                          2006 (ab)     2007         2006        2007        2006
                                                         ------------ --------    ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................  $  (1,653)  $ 35,712    $  47,133   $  (21,922) $   (4,559)
Net realized gains (losses).............................     93,178      5,982        8,561      118,707      49,535
Change in unrealized gains (losses).....................    (70,788)   (44,647)       7,722      106,549     233,193
                                                          ---------   --------    ---------   ----------  ----------
Increase (decrease) in net assets from operations.......     20,737     (2,953)      63,416      203,334     278,169
                                                          ---------   --------    ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................      7,366      8,900        1,620        7,335       7,079
Benefit payments........................................         --         --           --           --     (20,424)
Payments on termination.................................     (8,383)   (28,799)     (45,774)    (139,579)    (73,296)
Contract maintenance charge.............................         --         --           --           --          --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................   (331,700)   (57,850)    (117,491)     (27,808)    428,826
Adjustment to net assets allocated to contract in payout
 period.................................................         --         --           --           --          --
                                                          ---------   --------    ---------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...........................................   (332,717)   (77,749)    (161,645)    (160,052)    342,185
                                                          ---------   --------    ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.......................   (311,980)   (80,702)     (98,229)      43,282     620,354
NET ASSETS AT BEGINNING OF PERIOD.......................    311,980    732,047      830,276    1,592,866     972,512
                                                          ---------   --------    ---------   ----------  ----------
NET ASSETS AT END OF PERIOD.............................  $      --   $651,345    $ 732,047   $1,636,148  $1,592,866
                                                          =========   ========    =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period............     31,825     52,082       64,335       85,855      65,852
       Units issued.....................................        840      3,754        1,280        6,719      30,445
       Units redeemed...................................    (32,665)    (9,297)     (13,533)     (14,270)    (10,442)
                                                          ---------   --------    ---------   ----------  ----------
    Units outstanding at end of period..................         --     46,539       52,082       78,304      85,855
                                                          =========   ========    =========   ==========  ==========

--------
(ab)On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  AIM Variable Insurance   AIM Variable Insurance   AIM Variable Insurance
                                                      Funds Series II         Funds Series II          Funds Series II
                                                        Sub-Account             Sub-Account              Sub-Account
                                                  ----------------------  -----------------------  -----------------------
                                                         AIM V. I.               AIM V. I.                AIM V. I.
                                                    Large Cap Growth II    Mid Cap Core Equity II      Money Market II
                                                  ----------------------  -----------------------  -----------------------
                                                     2007     2006 (x)(z)    2007         2006        2007         2006
                                                  ----------  ----------- ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (16,384) $   (8,654) $ (118,164) $   (71,376) $   58,109  $    55,431
Net realized gains (losses)......................     14,850       2,549     216,597      823,292          --           --
Change in unrealized gains (losses)..............    135,198     109,404     417,721     (126,164)         --           --
                                                  ----------  ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations......................................    133,664     103,299     516,154      625,752      58,109       55,431
                                                  ----------  ----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................         --          --      26,254       19,581          --           --
Benefit payments.................................    (16,361)     (2,252)   (101,442)     (89,589)    (28,252)    (277,843)
Payments on termination..........................    (65,264)     (8,395)   (526,649)    (283,575)   (401,325)  (1,153,999)
Contract maintenance charge......................         --          --     (15,583)     (17,003)         --           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................      7,012     954,604    (149,596)    (722,377)    579,779      725,977
Adjustment to net assets allocated to contract in
 payout period...................................         --          --          --           --          --           --
                                                  ----------  ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions....................................    (74,613)    943,957    (767,016)  (1,092,963)    150,202     (705,865)
                                                  ----------  ----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................     59,051   1,047,256    (250,862)    (467,211)    208,311     (650,434)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  1,047,256          --   6,990,093    7,457,304   2,143,457    2,793,891
                                                  ----------  ----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF PERIOD...................... $1,106,307  $1,047,256  $6,739,231  $ 6,990,093  $2,351,768  $ 2,143,457
                                                  ----------  ----------  ----------  -----------  ----------  -----------
UNITS OUTSTANDING
    Units outstanding at beginning of period.....     94,569          --     545,360      637,174     213,379      285,556
       Units issued..............................      2,697      97,841      28,375       58,072      72,102       95,334
       Units redeemed............................     (9,270)     (3,272)    (85,367)    (149,886)    (57,283)    (167,511)
                                                  ----------  ----------  ----------  -----------  ----------  -----------
    Units outstanding at end of period...........     87,996      94,569     488,368      545,360     228,198      213,379
                                                  ==========  ==========  ==========  ===========  ==========  ===========

--------
(x)For the period beginning June 12, 2006 and ended December 31, 2006
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                             AIM Variable
                                                              Insurance
                                                                Funds     AIM Variable Insurance AIM Variable Insurance
                                                              Series II     Funds Series II        Funds Series II
                                                             Sub-Account      Sub-Account            Sub-Account
                                                             ------------ ---------------------  ---------------------
                                                              AIM V. I.
                                                               Premier         AIM V. I.              AIM V. I.
                                                              Equity II      Technology II          Utilities II
                                                             ------------ ---------------------  ---------------------
                                                              2006 (ac)     2007        2006       2007        2006
                                                             ------------  --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................ $     6,163  $ (2,117)   $ (2,205)  $  1,728    $ 16,777
Net realized gains (losses).................................     804,884     7,005       5,111    120,011      30,757
Change in unrealized gains (losses).........................    (587,468)    2,529       7,695     32,958     101,257
Adjustment to net assets allocated to contract in payout
 period.....................................................          --        --          --         --          --
                                                             -----------   --------   --------    --------   --------
Increase (decrease) in net assets from operations...........     223,579     7,417      10,601    154,697     148,791
                                                             -----------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits....................................................      10,598       679         388        970         912
Benefit payments............................................          --        --          --    (41,507)     (3,432)
Payments on termination.....................................     (95,714)   (5,193)     (1,371)   (76,692)    (30,262)
Contract maintenance charge.................................      (3,581)       --          --         --          --
Transfers among the sub-accounts and with the Fixed
 Account--net...............................................  (4,775,936)   (7,205)    (18,607)    61,320     206,599
                                                             -----------   --------   --------    --------   --------
Adjustment to net assets allocated to contract in payout
 period.....................................................          --        --          --         --          --
                                                             -----------   --------   --------    --------   --------
Increase (decrease) in net assets from contract transactions  (4,864,633)  (11,719)    (19,590)   (55,909)    173,817
                                                             -----------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS...........................  (4,641,054)   (4,302)     (8,989)    98,788     322,608
NET ASSETS AT BEGINNING OF PERIOD...........................   4,641,054   123,414     132,403    872,686     550,078
                                                             -----------   --------   --------    --------   --------
NET ASSETS AT END OF PERIOD................................. $        --  $119,112    $123,414   $971,474    $872,686
                                                             ===========   ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period................     385,771    10,283      11,963     50,485      39,277
       Units issued.........................................      19,792     1,279       1,009     11,964      14,098
       Units redeemed.......................................    (405,563)   (2,180)     (2,689)   (14,947)     (2,890)
                                                             -----------   --------   --------    --------   --------
    Units outstanding at end of period......................          --     9,382      10,283     47,502      50,485
                                                             ===========   ========   ========    ========   ========

--------
(ac)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Alliance                   Alliance                   Alliance
                                             Bernstein Variable         Bernstein Variable         Bernstein Variable
                                            Product Series Fund         Product Series Fund        Product Series Fund
                                                Sub-Account                 Sub-Account                Sub-Account
                                         -------------------------  --------------------------  ------------------------
                                                  Alliance            Alliance Bernstein VPS     Alliance Bernstein VPS
                                          Bernstein VPS Growth (b)      Growth & Income (c)      International Value (d)
                                         -------------------------  --------------------------  ------------------------
                                             2007          2006         2007          2006          2007         2006
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (976,582) $(1,016,072) $   (849,086) $   (993,635) $  (276,531) $  (116,381)
Net realized gains (losses).............    2,599,533    1,357,732    19,748,162    16,784,265    3,118,766    1,204,453
Change in unrealized gains (losses).....    4,387,924   (2,468,198)  (12,361,600)   12,258,755   (1,207,938)   7,026,148
                                         ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................    6,010,875   (2,126,538)    6,537,476    28,049,385    1,634,297    8,114,220
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      219,538    3,763,842       263,140       518,707      697,754   13,908,710
Benefit payments........................     (998,608)  (1,065,944)   (3,812,816)   (3,018,124)    (677,146)    (448,214)
Payments on termination.................   (8,030,624)  (5,549,062)  (33,707,044)  (23,570,371)  (2,555,023)  (1,022,203)
Contract maintenance charge.............     (121,023)    (109,341)     (178,491)     (199,141)    (162,883)     (81,783)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (1,279,581)       2,694    (7,080,944)   (5,836,723)   2,423,495    5,624,460
Adjustment to net assets allocated to
 contract in payout period..............           --           --            --            --           --           --
                                         ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (10,210,298)  (2,957,811)  (44,516,155)  (32,105,652)    (273,803)  17,980,970
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (4,199,423)  (5,084,349)  (37,978,679)   (4,056,267)   1,360,494   26,095,190
NET ASSETS AT BEGINNING OF
 PERIOD.................................   59,864,519   64,948,868   203,749,520   207,805,787   41,512,924   15,417,734
                                         ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $ 55,665,096  $59,864,519  $165,770,841  $203,749,520  $42,873,418  $41,512,924
                                         ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    6,256,329    6,832,050    14,983,211    17,601,470    2,631,181    1,298,617
       Units issued.....................      621,550    1,377,335       968,199     1,576,404      513,437    1,882,903
       Units redeemed...................   (1,809,654)  (1,953,056)   (4,151,823)   (4,194,663)    (527,187)    (550,339)
                                         ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.............................    5,068,225    6,256,329    11,799,587    14,983,211    2,617,431    2,631,181
                                         ============  ===========  ============  ============  ===========  ===========

--------
(b)Previously known as AllianceBernstein Growth
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Alliance                  Alliance                 Alliance
                                          Bernstein Variable        Bernstein Variable       Bernstein Variable
                                          Product Series Fund       Product Series Fund      Product Series Fund
                                              Sub-Account               Sub-Account              Sub-Account
                                       ------------------------  ------------------------  ----------------------
                                        Alliance Bernstein VPS    Alliance Bernstein VPS   Alliance Bernstein VPS
                                         Large Cap Growth (e)     Small/Mid Cap Value (f)    Utility Income (g)
                                       ------------------------  ------------------------  ----------------------
                                           2007         2006         2007         2006        2007        2006
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (690,055) $  (743,989) $  (510,782) $  (689,854) $   22,667  $   32,845
Net realized gains (losses)...........   1,631,401      272,163    4,742,220    3,930,630     290,459      48,731
Change in unrealized gains
 (losses).............................   3,711,972     (786,977)  (3,979,819)   2,109,059     932,542     885,596
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...........................   4,653,318   (1,258,803)     251,619    5,349,835   1,245,668     967,172
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................      39,260      143,362      160,563    4,823,166     175,317   1,261,064
Benefit payments......................    (594,325)    (720,381)    (794,128)    (520,240)   (192,060)   (162,039)
Payments on termination...............  (8,262,819)  (4,457,781)  (4,058,807)  (2,439,276)   (279,139)   (222,902)
Contract maintenance charge...........     (34,718)     (39,474)    (184,547)    (166,581)    (20,484)    (12,497)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (641,258)   3,779,658     (338,812)     402,867   1,216,984   1,114,502
Adjustment to net assets allocated to
 contract in payout period............          --           --           --           --          --          --
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions................  (9,493,860)  (1,294,616)  (5,215,731)   2,099,936     900,618   1,978,128
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (4,840,542)  (2,553,419)  (4,964,112)   7,449,771   2,146,286   2,945,300
NET ASSETS AT BEGINNING
 OF PERIOD............................  44,053,130   46,606,549   49,368,437   41,918,666   6,118,846   3,173,546
                                       -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD............................... $39,212,588  $44,053,130  $44,404,325  $49,368,437  $8,265,132  $6,118,846
                                       ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   6,022,160    6,159,455    2,636,231    2,513,231     460,431     289,959
       Units issued...................     765,511    1,762,391      209,766      614,317     204,381     258,410
       Units redeemed.................  (2,034,694)  (1,899,686)    (470,784)    (491,317)   (145,825)    (87,938)
                                       -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period...........................   4,752,977    6,022,160    2,375,213    2,636,231     518,987     460,431
                                       ===========  ===========  ===========  ===========  ==========  ==========

--------
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         Alliance              American           American
                                                    Bernstein Variable     Century Variable   Century Variable
                                                    Product Series Fund    Portfolios, Inc    Portfolios, Inc
                                                        Sub-Account          Sub-Account        Sub-Account
                                                  ----------------------  -----------------  -----------------
                                                         Alliance          American Century   American Century
                                                  Bernstein VPS Value (h)    VP Balanced      VP International
                                                  ----------------------  -----------------  -----------------
                                                     2007        2006       2007      2006     2007      2006
                                                  ----------  ----------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (20,934) $  (24,546) $    474  $   380  $    (43) $    47
Net realized gains (losses)......................    244,215     140,137       979    3,374     1,556      (50)
Change in unrealized gains (losses)..............   (456,240)    481,966      (175)     136     2,988    5,742
                                                  ----------  ----------  --------  -------  --------  -------
Increase (decrease) in net assets From operations   (232,959)    597,557     1,278    3,890     4,501    5,739
                                                  ----------  ----------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................     36,943   2,151,559        --       --        --       --
Benefit payments.................................    (29,729)   (214,375)       --       --        --     (815)
Payments on termination..........................   (149,192)    (85,229)  (27,728)    (631)  (34,863)    (459)
Contract maintenance charge......................    (12,929)     (5,726)       (8)     (44)       --       (5)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   (489,880)    731,957        --   (6,002)       --       --
Adjustment to net assets allocated to contract in
 payout period...................................         --          --        --       --        --       --
                                                  ----------  ----------  --------  -------  --------  -------
Increase (decrease) in net assets from contract
 transactions....................................   (644,787)  2,578,186   (27,736)  (6,677)  (34,863)  (1,279)
                                                  ----------  ----------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS................   (877,746)  3,175,743   (26,458)  (2,787)  (30,362)   4,460
NET ASSETS AT BEGINNING OF PERIOD................  4,624,453   1,448,710    50,165   52,952    30,362   25,902
                                                  ----------  ----------  --------  -------  --------  -------
NET ASSETS AT END OF PERIOD...................... $3,746,707  $4,624,453  $ 23,707  $50,165  $     --  $30,362
                                                  ==========  ==========  ========  =======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    362,312     134,946     3,281    3,746     1,864    1,958
       Units issued..............................     49,395     314,068        --    1,383        --       60
       Units redeemed............................   (100,442)    (86,702)   (1,774)  (1,848)   (1,864)    (154)
                                                  ----------  ----------  --------  -------  --------  -------
    Units outstanding at end of period...........    311,265     362,312     1,507    3,281        --    1,864
                                                  ==========  ==========  ========  =======  ========  =======

--------
(h)Previously known as AllianceBernstein Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        Dreyfus
                                                  Socially Responsible                               Dreyfus Variable
                                                   Growth Fund, Inc.      Dreyfus Stock Index Fund   Investment Fund
                                                      Sub-Account               Sub-Account            Sub-Account
                                                  ----------------------  ----------------------   -------------------
                                                   Dreyfus Socially
                                                  Responsible Growth Fund Dreyfus Stock Index Fund VIF Growth & Income
                                                  ----------------------  ----------------------   -------------------
                                                    2007        2006         2007         2006        2007      2006
                                                   --------    --------   ----------   ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $ (1,818)   $ (3,263)   $    3,356   $    3,068  $  (1,749) $ (1,723)
Net realized gains (losses)......................      927      (6,446)       75,530       48,897     35,475     5,329
Change in unrealized gains (losses)..............   13,631      26,026       (24,083)     155,611    (14,784)   33,246
                                                   --------    --------   ----------   ----------  ---------  --------
Increase (decrease) in net assets from
 operations......................................   12,740      16,317        54,803      207,576     18,942    36,852
                                                   --------    --------   ----------   ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................       --          --        10,000        9,000         --        --
Benefit payments.................................       --          --       (18,759)     (14,606)   (37,203)  (26,112)
Payments on termination..........................  (87,002)    (38,938)     (245,568)    (362,002)   (70,626)  (12,340)
Contract maintenance charge......................      (52)        (63)         (626)        (920)      (164)     (181)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................       --          (3)       (3,733)     (61,953)    (5,592)   (7,906)
Adjustment to net assets allocated to contract in
 payout period...................................       --          --            --           --         --        --
                                                   --------    --------   ----------   ----------  ---------  --------
Increase (decrease) in net assets from contract
 transactions....................................  (87,054)    (39,004)     (258,686)    (430,481)  (113,585)  (46,539)
                                                   --------    --------   ----------   ----------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS..........................................  (74,314)    (22,687)     (203,883)    (222,905)   (94,643)   (9,687)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  232,889     255,576     1,494,430    1,717,335    317,925   327,612
                                                   --------    --------   ----------   ----------  ---------  --------
NET ASSETS AT END OF PERIOD...................... $158,575    $232,889    $1,290,547   $1,494,430  $ 223,282  $317,925
                                                   ========    ========   ==========   ==========  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   26,023      30,580       125,849      162,949     27,070    31,118
       Units issued..............................    1,567          --         3,260        2,008      4,584     7,673
       Units redeemed............................  (10,152)     (4,557)      (24,880)     (39,108)   (14,416)  (11,721)
                                                   --------    --------   ----------   ----------  ---------  --------
    Units outstanding at end of period...........   17,438      26,023       104,229      125,849     17,238    27,070
                                                   ========    ========   ==========   ==========  =========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    Dreyfus Variable     Dreyfus Variable
                                                     Investment Fund     Investment Fund   DWS Variable Series I
                                                       Sub-Account         Sub-Account          Sub-Account
                                                  --------------------  -----------------  --------------------
                                                                               VIF
                                                           VIF            Small Company           DWS VIP
                                                      Money Market            Stock               Bond A
                                                  --------------------  -----------------  --------------------
                                                     2007       2006    2007 (i)    2006     2007       2006
                                                  ---------  ---------  --------  -------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  26,030  $  25,369  $   (417) $(1,177) $ 29,581  $   31,626
Net realized gains (losses)......................        --         --    26,102   10,235     3,716       6,761
Change in unrealized gains (losses)..............        --         --   (18,820)  (1,870)      874          79
                                                  ---------  ---------  --------  -------  --------  ----------
Increase (decrease) in net assets from operations    26,030     25,369     6,865    7,188    34,171      38,466
                                                  ---------  ---------  --------  -------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        --        260        --       --     3,060       2,985
Benefit payments.................................  (283,011)  (271,267)   (2,915)    (120)   (2,697)    (36,650)
Payments on termination..........................  (409,299)  (255,553)       --   (4,418)  (96,311)   (244,235)
Contract maintenance charge......................      (315)      (546)      (16)     (45)       --          --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   636,399    363,878   (87,703)   8,416    51,505    (104,757)
Adjustment to net assets allocated to contract in
 payout period...................................        --         --        --       --    27,657          --
                                                  ---------  ---------  --------  -------  --------  ----------
Increase (decrease) in net assets from contract
 transactions....................................   (56,226)  (163,228)  (90,634)   3,833   (16,786)   (382,657)
                                                  ---------  ---------  --------  -------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS................   (30,196)  (137,859)  (83,769)  11,021    17,385    (344,191)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................   803,351    941,210    83,769   72,748   798,767   1,142,958
                                                  ---------  ---------  --------  -------  --------  ----------
NET ASSETS AT END OF PERIOD...................... $ 773,155  $ 803,351  $     --  $83,769  $816,152  $  798,767
                                                  =========  =========  ========  =======  ========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    75,375     89,215     4,992    4,754    57,022      84,957
       Units issued..............................    79,711     86,127        --      882    21,586       4,313
       Units redeemed............................   (84,431)   (99,967)   (4,992)    (644)  (22,282)    (32,248)
                                                  ---------  ---------  --------  -------  --------  ----------
    Units outstanding at end of period...........    70,655     75,375        --    4,992    56,326      57,022
                                                  =========  =========  ========  =======  ========  ==========

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           DWS Variable Series I   DWS Variable Series I   DWS Variable Series I
                                                Sub-Account             Sub-Account             Sub-Account
                                          ----------------------  ----------------------  ----------------------
                                                  DWS VIP                 DWS VIP                 DWS VIP
                                             Capital Growth A      Global Opportunities     Growth and Income A
                                          ----------------------  ----------------------  ----------------------
                                             2007        2006        2007        2006        2007        2006
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (1,713) $   (3,153) $    8,260  $    5,428  $    7,513  $    2,588
Net realized gains (losses)..............     51,548      25,119     240,853     247,622     169,810      56,156
Change in unrealized gains (losses)......    132,100     142,967    (106,938)    101,173    (149,115)     84,089
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    181,935     164,933     142,175     354,223      28,208     142,833
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     11,860      27,312       6,160      23,450       1,840      18,534
Benefit payments.........................    (26,633)    (48,938)    (69,474)   (131,209)   (123,972)    (51,731)
Payments on termination..................   (305,648)   (600,886)   (163,170)   (372,670)   (349,281)   (164,666)
Contract maintenance charge..............         --          --          --          --          --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     52,901    (290,237)     13,384      26,038    (161,110)    134,148
Adjustment to net assets allocated to
 contract in payout period...............         --          --          --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (267,520)   (912,749)   (213,100)   (454,391)   (632,523)    (63,715)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (85,585)   (747,816)    (70,925)   (100,168)   (604,315)     79,118
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,779,261   2,527,077   1,798,972   1,899,140   1,239,514   1,160,396
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $1,693,676  $1,779,261  $1,728,047  $1,798,972  $  635,199  $1,239,514
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    156,225     239,192      69,784      89,278     109,669     115,850
       Units issued......................     16,078       9,331       5,864      21,588      40,775      37,435
       Units redeemed....................    (39,325)    (92,298)    (13,889)    (41,082)    (94,588)    (43,616)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    132,978     156,225      61,759      69,784      55,856     109,669
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                               DWS Variable
                                                         DWS Variable Series I   Series I   DWS Variable Series II
                                                             Sub-Account       Sub-Account        Sub-Account
                                                         -------------------   ------------ ----------------------
                                                                                 DWS VIP
                                                                                  Money
                                                         DWS VIP International   Market A     DWS VIP Balanced A
                                                         -------------------   ------------ ----------------------
                                                           2007        2006     2006 (ad)      2007        2006
                                                         --------   ---------  ------------ ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................ $ 13,532   $   9,983   $  35,827   $   51,728  $   43,006
Net realized gains (losses).............................   56,769      44,912          --       31,336      84,837
Change in unrealized gains (losses).....................   30,202     142,714          --          670      93,664
                                                         --------   ---------   ---------   ----------  ----------
Increase (decrease) in net assets from operations.......  100,503     197,609      35,827       83,734     221,507
                                                         --------   ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................    5,652       3,720       5,797        3,829       3,870
Benefit payments........................................  (21,798)    (11,241)    (42,741)     (45,437)   (112,170)
Payments on termination.................................  (78,817)   (316,607)   (184,510)    (173,250)   (517,065)
Contract maintenance charge.............................       --          --          --           --          --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................   56,320      74,815    (724,385)      38,191     (36,723)
Adjustment to net assets allocated to contract in payout
 period.................................................       --          --          --       54,015          --
                                                         --------   ---------   ---------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...........................................  (38,643)   (249,313)   (945,839)    (122,652)   (662,088)
                                                         --------   ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.......................   61,860     (51,704)   (910,012)     (38,918)   (440,581)
NET ASSETS AT BEGINNING OF PERIOD.......................  814,711     866,415     910,012    2,090,132   2,530,713
                                                         --------   ---------   ---------   ----------  ----------
NET ASSETS AT END OF PERIOD............................. $876,571   $ 814,711   $      --   $2,051,214  $2,090,132
                                                         ========   =========   =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period............   55,970      74,489      77,716      179,485     237,883
       Units issued.....................................    9,477       7,988      76,367       11,719      28,507
       Units redeemed...................................  (12,514)    (26,507)   (154,083)     (21,977)    (86,905)
                                                         --------   ---------   ---------   ----------  ----------
    Units outstanding at end of period..................   52,933      55,970          --      169,227     179,485
                                                         ========   =========   =========   ==========  ==========

--------
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               DWS Variable            DWS Variable              Federated
                                                 Series II               Series II           Insurance Series
                                                Sub-Account             Sub-Account             Sub-Account
                                         ------------------------  --------------------  ------------------------
                                                                          DWS VIP                Federated
                                         DWS VIP Money Market A II  Small Cap Growth A      Prime Money Fund II
                                         ------------------------  --------------------  ------------------------
                                            2007     2006 (ad)(ae)    2007       2006      2007 (j)       2006
                                         ----------  ------------- ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   43,445   $    5,206   $  (3,703) $  (5,634) $   332,110  $   185,163
Net realized gains (losses).............         --           --      34,484     67,834           --           --
Change in unrealized gains (losses).....         --           --        (797)   (25,621)          --           --
                                         ----------   ----------   ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................     43,445        5,206      29,984     36,579      332,110      185,163
                                         ----------   ----------   ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      1,230           40       2,044     21,626        5,388        2,303
Benefit payments........................    (20,302)          --     (14,268)   (40,341)    (474,415)    (197,561)
Payments on termination.................    (85,010)    (285,798)    (27,692)  (174,882)  (6,434,463)  (3,291,075)
Contract maintenance charge.............         --           --          --         --       (2,884)      (1,818)
Transfers among the sub-accounts and
 with the Fixed Account--net............     80,636    1,293,451    (101,293)   (27,442)  11,238,467    2,964,754
Adjustment to net assets allocated to
 contract in payout period..............         --           --          --         --           --           --
                                         ----------   ----------   ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................    (23,446)   1,007,693    (141,209)  (221,039)   4,332,093     (523,397)
                                         ----------   ----------   ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................     19,999    1,012,899    (111,225)  (184,460)   4,664,203     (338,234)
NET ASSETS AT BEGINNING OF
 PERIOD.................................  1,012,899           --     575,753    760,213    5,996,451    6,334,685
                                         ----------   ----------   ---------  ---------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $1,032,898   $1,012,899   $ 464,528  $ 575,753  $10,660,654  $ 5,996,451
                                         ==========   ==========   =========  =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    100,633           --      47,472     65,518      528,214      572,577
       Units issued.....................     22,785      216,904       4,021     18,506    1,450,817      648,996
       Units redeemed...................    (24,989)    (116,271)    (15,158)   (36,552)  (1,085,458)    (693,359)
                                         ----------   ----------   ---------  ---------  -----------  -----------
    Units outstanding at end of
     period.............................     98,429      100,633      36,335     47,472      893,573      528,214
                                         ==========   ==========   =========  =========  ===========  ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(ae)For the period beginning November 3, 2006, and ending December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Fidelity Variable         Fidelity Variable         Fidelity Variable
                                       Insurance Products Fund   Insurance Products Fund   Insurance Products Fund
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  ------------------------  ------------------------
                                           VIP Contrafund           VIP Equity-Income            VIP Growth
                                      ------------------------  ------------------------  ------------------------
                                          2007         2006         2007         2006         2007         2006
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   (70,575) $   (11,114) $     5,778  $    92,994  $   (36,105) $   (77,616)
Net realized gains (losses)..........   4,562,506    2,265,384      479,378      801,531      (61,821)    (410,483)
Change in unrealized gains
 (losses)............................  (2,303,507)    (714,412)    (425,620)    (100,420)   1,767,373      918,519
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................   2,188,424    1,539,858       59,536      794,105    1,669,447      430,420
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................     158,080      189,244        4,451        6,218       72,031       58,205
Benefit payments.....................    (251,079)    (198,274)     (56,105)     (24,261)    (119,968)     (52,764)
Payments on termination..............  (2,939,181)  (2,757,940)  (1,545,167)  (2,122,633)  (1,662,525)  (1,841,785)
Contract maintenance charge..........      (8,196)      (9,178)      (1,406)      (1,858)      (6,592)      (7,434)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    (369,366)     227,260      161,994      109,854     (156,534)    (367,491)
Adjustment to net assets allocated to
 contract in payout period...........          --           --           --           --           --           --
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (3,409,742)  (2,548,888)  (1,436,233)  (2,032,680)  (1,873,588)  (2,211,269)
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (1,221,318)  (1,009,030)  (1,376,697)  (1,238,575)    (204,141)  (1,780,849)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  15,496,580   16,505,610    4,158,586    5,397,161    7,661,815    9,442,664
                                      -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $14,275,262  $15,496,580  $ 2,781,889  $ 4,158,586  $ 7,457,674  $ 7,661,815
                                      ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................     987,680    1,151,719      267,003      413,055      827,254    1,080,103
       Units issued..................      85,208      132,195       23,114       30,150       49,449       55,190
       Units redeemed................    (279,757)    (296,234)    (111,406)    (176,202)    (234,028)    (308,039)
                                      -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..........................     793,131      987,680      178,711      267,003      642,675      827,254
                                      ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Fidelity Variable        Fidelity Variable        Fidelity Variable
                                         Insurance Products Fund  Insurance Products Fund  Insurance Products Fund
                                               Sub-Account              Sub-Account              Sub-Account
                                         ----------------------  ------------------------  ------------------------
                                             VIP High Income           VIP Index 500       VIP investment Grade Bond
                                         ----------------------  ------------------------  ------------------------
                                            2007        2006         2007         2006        2007         2006
                                         ----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  179,475  $  198,846  $   245,100  $    63,989  $  119,509   $  133,774
Net realized gains (losses).............    (47,534)    (57,022)     525,323      273,649     (18,905)     (29,229)
Change in unrealized gains (losses).....    (90,520)    174,422     (313,777)   1,250,684       8,349       16,618
                                         ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 operations.............................     41,421     316,246      456,646    1,588,322     108,953      121,163
                                         ----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      7,855       6,238       80,723      148,157      24,572       33,395
Benefit payments........................    (38,332)    (51,360)     (91,105)     (27,780)   (102,230)     (17,292)
Payments on termination.................   (696,235)   (747,559)  (2,036,450)  (2,451,633)   (662,173)    (858,941)
Contract maintenance charge.............     (1,188)     (1,441)      (6,607)      (7,341)     (1,877)      (2,111)
Transfers among the sub-accounts and
 with the Fixed Account--net............      4,393     (39,582)    (234,419)    (586,917)     (4,164)     (80,381)
Adjustment to net assets allocated to
 contract in payout period..............         --          --           --           --          --           --
                                         ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions..................   (723,507)   (833,704)  (2,287,858)  (2,925,514)   (745,872)    (925,330)
                                         ----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (682,086)   (517,458)  (1,831,212)  (1,337,192)   (636,919)    (804,167)
NET ASSETS AT BEGINNING OF
 PERIOD.................................  3,248,862   3,766,320   11,743,206   13,080,398   4,096,439    4,900,606
                                         ----------  ----------  -----------  -----------  ----------   ----------
NET ASSETS AT END OF
 PERIOD................................. $2,566,776  $3,248,862  $ 9,911,994  $11,743,206  $3,459,520   $4,096,439
                                         ==========  ==========  ===========  ===========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    298,090     378,683    1,119,875    1,434,881     285,654      352,049
       Units issued.....................     47,265      21,249       56,388       55,327      18,159       18,391
       Units redeemed...................   (111,906)   (101,842)    (272,613)    (370,333)    (69,564)     (84,786)
                                         ----------  ----------  -----------  -----------  ----------   ----------
    Units outstanding at end of
     period.............................    233,449     298,090      903,650    1,119,875     234,249      285,654
                                         ==========  ==========  ===========  ===========  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                  Fidelity                             Fidelity
                                         Fidelity Variable    Variable Insurance                  Variable Insurance
                                      Insurance Products Fund Products Fund (Service Class 2) Products Fund (Service Class 2)
                                            Sub-Account          Sub-Account                         Sub-Account
                                      ----------------------  ------------------------------  ------------------------------
                                                              VIP Asset Manager                     VIP Contrafund
                                           VIP Overseas       Growth (Service Class 2)            (Service Class 2)
                                      ----------------------  ------------------------------  ------------------------------
                                         2007        2006       2007            2006              2007             2006
                                      ----------  ----------     -------         -------       ------------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   72,590  $  (16,888) $ 1,487         $   160         $   (775,793)    $  (244,934)
Net realized gains (losses)..........    535,679     218,122    1,323             397           27,448,484       6,128,924
Change in unrealized gains
 (losses)............................    (50,207)    351,930    7,341           2,163          (13,302,237)       (820,978)
                                      ----------  ----------     -------         -------       ------------     -----------
Increase (decrease) in net assets
 from operations.....................    558,062     553,164   10,151           2,720           13,370,454       5,063,012
                                      ----------  ----------     -------         -------       ------------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................     53,454      80,626       --          20,000           10,846,481      29,348,339
Benefit payments.....................    (59,607)    (29,899)      --              --           (1,200,668)       (480,976)
Payments on termination..............   (815,936)   (425,601)  (3,704)           (925)          (4,999,544)     (2,475,485)
Contract maintenance charge..........     (2,196)     (2,105)      --             (12)            (320,736)       (121,368)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    184,380      33,917   (3,349)         (7,496)          14,490,865      20,088,710
Adjustment to net assets allocated
 to contract in payout period........         --          --       --              --                   --              --
                                      ----------  ----------     -------         -------       ------------     -----------
Increase (decrease) in net assets
 from contract transactions..........   (639,905)   (343,062)  (7,053)         11,567           18,816,398      46,359,220
                                      ----------  ----------     -------         -------       ------------     -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................    (81,843)    210,102    3,098          14,287           32,186,852      51,422,232
NET ASSETS AT BEGINNING
 OF PERIOD...........................  3,724,116   3,514,014   63,167          48,880           77,839,668      26,417,436
                                      ----------  ----------     -------         -------       ------------     -----------
NET ASSETS AT END OF
 PERIOD.............................. $3,642,273  $3,724,116  $66,265         $63,167         $110,026,520     $77,839,668
                                      ==========  ==========     =======         =======       ============     ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    287,299     314,208    5,891           4,800            6,412,503       2,202,564
       Units issued..................     54,881      54,182      779           1,958            3,043,502       5,098,922
       Units redeemed................   (101,157)    (81,091)  (1,391)           (867)          (1,319,197)       (888,983)
                                      ----------  ----------     -------         -------       ------------     -----------
    Units outstanding at end of
     period..........................    241,023     287,299    5,279           5,891            8,136,808       6,412,503
                                      ==========  ==========     =======         =======       ============     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Fidelity                 Fidelity                Fidelity
                                           Variable Insurance       Variable Insurance      Variable Insurance
                                              Products Fund           Products Fund            Products Fund
                                            (Service Class 2)       (Service Class 2)        (Service Class 2)
                                               Sub-Account             Sub-Account              Sub-Account
                                         ----------------------  -----------------------  ----------------------
                                                   VIP                 VIP Freedom              VIP Freedom
                                              Equity-Income           2010 Portfolio          2020 Portfolio
                                            (Service Class 2)       (Service Class 2)        (Service Class 2)
                                         ----------------------  -----------------------  ----------------------
                                            2007        2006         2007      2006 (af)     2007      2006 (af)
                                         ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $     (565) $   53,034  $    57,228  $   31,919  $   55,772  $   20,734
Net realized gains (losses).............    414,305     510,695      243,641      15,645     189,030      21,654
Change in unrealized gains (losses).....   (408,301)     61,427           82     102,755      23,400      31,894
                                         ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.............................      5,439     625,156      300,951     150,319     268,202      74,282
                                         ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................     14,100       6,031    1,767,931   1,090,056   2,441,311     881,427
Benefit payments........................    (19,027)         --   (1,230,901)         --          --     (27,266)
Payments on termination.................   (386,400)   (171,634)    (203,095)    (10,193)   (236,507)     (6,125)
Contract maintenance charge.............       (691)       (786)     (12,362)         --      (8,800)       (105)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (17,362)    (13,037)   2,264,790   2,202,903   2,062,625   1,152,601
Adjustment to net assets allocated to
 contract in payout period..............         --          --           --          --          --          --
                                         ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions..................   (409,380)   (179,426)   2,586,363   3,282,766   4,258,629   2,000,532
                                         ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (403,941)    445,730    2,887,314   3,433,085   4,526,831   2,074,814
NET ASSETS AT BEGINNING OF
 PERIOD.................................  3,979,026   3,533,296    3,433,085          --   2,074,814          --
                                         ----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD................................. $3,575,085  $3,979,026  $ 6,320,399  $3,433,085  $6,601,645  $2,074,814
                                         ==========  ==========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    300,027     314,396      328,194          --     197,695          --
       Units issued.....................      8,543       7,975      509,639     336,099     416,520     207,441
       Units redeemed...................    (37,845)    (22,344)    (271,479)     (7,905)    (32,830)     (9,746)
                                         ----------  ----------  -----------  ----------  ----------  ----------
    Units outstanding at end of
     period.............................    270,725     300,027      566,354     328,194     581,385     197,695
                                         ==========  ==========  ===========  ==========  ==========  ==========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Fidelity               Fidelity                Fidelity
                                        Variable Insurance     Variable Insurance      Variable Insurance
                                           Products Fund          Products Fund           Products Fund
                                         (Service Class 2)      (Service Class 2)       (Service Class 2)
                                            Sub-Account            Sub-Account             Sub-Account
                                      ----------------------  --------------------  ------------------------
                                            VIP Freedom            VIP Freedom
                                          2030 Portfolio        Income Portfolio          VIP Growth &
                                         (Service Class 2)      (Service Class 2)   Income (Service Class 2)
                                      ----------------------  --------------------  ------------------------
                                         2007      2006 (af)     2007     2006 (af)     2007         2006
                                      ----------  ----------  ----------  --------- -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   16,588  $    9,808  $   50,434  $ 12,684  $   (45,282) $  (133,020)
Net realized gains (losses)..........     92,445       8,437      20,534     2,394      901,490      309,859
Change in unrealized gains
 (losses)............................      4,074      36,027     (21,590)   (6,307)     588,757    1,050,077
                                      ----------  ----------  ----------  --------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................    113,107      54,272      49,378     8,771    1,444,965    1,226,916
                                      ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................    548,989     775,599     842,515   352,778      161,080    5,426,903
Benefit payments.....................         --          --          --        --     (178,993)    (148,366)
Payments on termination..............   (167,699)    (12,394)    (40,675)   (2,131)    (664,383)    (289,658)
Contract maintenance charge..........     (8,051)         --      (3,248)       --      (56,711)     (30,446)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    593,417     328,992     526,571   201,910        7,478    1,450,868
Adjustment to net assets allocated
 to contract in payout period........         --          --          --        --           --           --
                                      ----------  ----------  ----------  --------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........    966,656   1,092,197   1,325,163   552,557     (731,529)   6,409,301
                                      ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  1,079,763   1,146,469   1,374,541   561,328      713,436    7,636,217
NET ASSETS AT BEGINNING
 OF PERIOD...........................  1,146,469          --     561,328        --   14,520,565    6,884,348
                                      ----------  ----------  ----------  --------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $2,226,232  $1,146,469  $1,935,869  $561,328  $15,234,001  $14,520,565
                                      ==========  ==========  ==========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    109,200          --      54,190        --    1,180,371      621,047
       Units issued..................    110,344     135,208     160,994    69,165      180,930      779,010
       Units redeemed................    (25,713)    (26,008)    (35,884)  (14,975)    (235,239)    (219,686)
                                      ----------  ----------  ----------  --------  -----------  -----------
    Units outstanding at end of
     period..........................    193,831     109,200     179,300    54,190    1,126,062    1,180,371
                                      ==========  ==========  ==========  ========  ===========  ===========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Fidelity             Fidelity                Fidelity
                                         Variable Insurance   Variable Insurance      Variable Insurance
                                            Products Fund        Products Fund           Products Fund
                                          (Service Class 2)    (Service Class 2)       (Service Class 2)
                                             Sub-Account          Sub-Account             Sub-Account
                                         ------------------  --------------------  ------------------------
                                                               VIP Growth Stock
                                             VIP Growth            Portfolio               VIP High
                                          (Service Class 2)  (Service Class 2) (k) Income (Service Class 2)
                                         ------------------  --------------------  ------------------------
                                           2007      2006       2007     2006 (af)     2007         2006
                                         --------  --------  ----------  --------- -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $ (8,009) $ (9,050) $  (14,515) $ (2,495) $   748,093  $   663,149
Net realized gains (losses).............   30,887    18,711     107,748     1,537       11,140        6,059
Change in unrealized gains (losses).....  133,071    22,950      81,342    28,236     (669,266)     141,936
                                         --------  --------  ----------  --------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................  155,949    32,611     174,575    27,278       89,967      811,144
                                         --------  --------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      180     4,030     407,578   263,470      152,363    2,934,368
Benefit payments........................       --    (8,579)         --   (27,097)    (265,711)     (72,077)
Payments on termination.................  (60,691)  (78,317)   (160,241)     (688)    (686,935)    (345,433)
Contract maintenance charge.............     (189)     (253)       (560)      (27)     (38,222)     (22,470)
Transfers among the sub-accounts and
 with the Fixed Account--net............  (27,636)  (12,357)    847,436   192,599    1,010,881    1,809,012
Adjustment to net assets allocated to
 contract in payout period..............       --        --          --        --           --           --
                                         --------  --------  ----------  --------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (88,336)  (95,476)  1,094,213   428,257      172,376    4,303,400
                                         --------  --------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   67,613   (62,865)  1,268,788   455,535      262,343    5,114,544
NET ASSETS AT BEGINNING OF
 PERIOD.................................  654,428   717,293     455,535        --   11,001,229    5,886,685
                                         --------  --------  ----------  --------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $722,041  $654,428  $1,724,323  $455,535  $11,263,572  $11,001,229
                                         ========  ========  ==========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   74,947    86,438      46,722        --      949,547      548,512
       Units issued.....................      307     2,610     147,673    61,367      266,457      481,264
       Units redeemed...................   (8,960)  (14,101)    (47,540)  (14,645)    (252,363)     (80,229)
                                         --------  --------  ----------  --------  -----------  -----------
    Units outstanding at end of
     period.............................   66,294    74,947     146,855    46,722      963,641      949,547
                                         ========  ========  ==========  ========  ===========  ===========

--------
(k)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Fidelity                     Fidelity                            Fidelity
                                     Variable Insurance            Variable Insurance                 Variable Insurance
                                   Products Fund (Service Class 2) Products Fund (Service Class 2) Products Fund (Service Class 2)
                                         Sub-Account                  Sub-Account                         Sub-Account
                                   ------------------------------  ------------------------------  ------------------------------
                                                                    VIP Investment
                                   VIP Index 500 (Service Class 2) Grade Bond (Service Class 2)    VIP Mid Cap (Service Class 2)
                                   ------------------------------  ------------------------------  ------------------------------
                                      2007            2006           2007            2006              2007            2006
                                     ----------      ----------       -------         -------       -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  120,003      $   (9,144)     $   542         $   465         $  (317,919)    $  (234,799)
Net realized gains (losses).......    113,292          33,473         (178)           (109)          2,439,488       1,206,767
Change in unrealized gains
 (losses).........................   (148,329)        336,878          166             177           1,163,968         432,593
                                     ----------      ----------       -------         -------       -----------     -----------
Increase (decrease) in net assets
 from operations..................     84,966         361,207          530             533           3,285,537       1,404,561
                                     ----------      ----------       -------         -------       -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................  2,892,596         987,839          264              72           3,154,921       7,673,697
Benefit payments..................   (113,879)        (45,262)          --              --            (201,929)       (184,076)
Payments on termination...........   (338,317)        (75,273)      (4,288)         (3,624)         (1,136,781)       (718,397)
Contract maintenance charge.......     (8,110)         (1,201)         (34)            (35)            (87,511)        (34,881)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  2,621,682         902,044          163              69           4,292,451       6,166,012
Adjustment to net assets allocated
 to contract in payout period.....         --              --           --              --                  --              --
                                     ----------      ----------       -------         -------       -----------     -----------
Increase (decrease) in net assets
 from contract transactions.......  5,053,972       1,768,147       (3,895)         (3,518)          6,021,151      12,902,355
                                     ----------      ----------       -------         -------       -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  5,138,938       2,129,354       (3,365)         (2,985)          9,306,688      14,306,916
NET ASSETS AT BEGINNING
 OF PERIOD........................  3,926,697       1,797,343       21,227          24,212          22,815,398       8,508,482
                                     ----------      ----------       -------         -------       -----------     -----------
NET ASSETS AT END OF
 PERIOD........................... $9,065,635      $3,926,697      $17,862         $21,227         $32,122,086     $22,815,398
                                     ==========      ==========       =======         =======       ===========     ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    358,116         183,575        1,802           2,108           1,846,410         702,802
       Units issued...............    761,959         222,446           36              12             988,363       1,404,580
       Units redeemed.............   (315,481)        (47,905)        (359)           (318)           (419,414)       (260,972)
                                     ----------      ----------       -------         -------       -----------     -----------
    Units outstanding at end of
     period.......................    804,594         358,116        1,479           1,802           2,415,359       1,846,410
                                     ==========      ==========       =======         =======       ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Fidelity                     Fidelity                          Franklin
                                         Variable Insurance           Variable Insurance                Templeton Variable
                                      Products Fund (Service Class 2) Products Fund (Service Class 2) Insurance Products Trust
                                             Sub-Account                  Sub-Account                       Sub-Account
                                      ------------------------------  ------------------------------  ----------------------
                                              VIP Money
                                               Market                                                    Franklin Flex Cap
                                          (Service Class 2)           VIP Overseas (Service Class 2)     Growth Securities
                                      ------------------------------  ------------------------------  ----------------------
                                          2007         2006 (af)        2007            2006             2007         2006
                                       -----------     -----------       --------        --------     ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   270,964     $    93,152     $  2,414        $   (860)       $  (85,225)  $  (46,176)
Net realized gains (losses)..........          --              --       25,569           2,829           124,307       10,422
Change in unrealized gains
 (losses)............................          --              --       (7,119)         14,239           598,529      169,628
                                       -----------     -----------       --------        --------     ----------   ----------
Increase (decrease) in net assets
 from operations.....................     270,964          93,152       20,864          16,208           637,611      133,874
                                       -----------     -----------       --------        --------     ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................     175,890       2,044,347          176              48           137,297    2,375,868
Benefit payments.....................     (56,005)        (28,647)      (4,069)             --           (41,812)     (89,850)
Payments on termination..............  (1,399,011)       (730,638)     (41,809)         (6,998)         (247,469)     (99,431)
Contract maintenance charge..........     (26,577)         (9,949)         (36)            (39)          (22,133)      (5,943)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    (424,864)      9,738,934       71,358          51,362           357,722      953,306
Adjustment to net assets allocated
 to contract in payout period........          --              --           --              --                --           --
                                       -----------     -----------       --------        --------     ----------   ----------
Increase (decrease) in net assets
 from contract transactions..........  (1,730,567)     11,014,047       25,620          44,373           183,605    3,133,950
                                       -----------     -----------       --------        --------     ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (1,459,603)     11,107,199       46,484          60,581           821,216    3,267,824
NET ASSETS AT BEGINNING
 OF PERIOD...........................  11,107,199              --      135,042          74,461         4,724,713    1,456,889
                                       -----------     -----------       --------        --------     ----------   ----------
NET ASSETS AT END OF
 PERIOD.............................. $ 9,647,596     $11,107,199     $181,526        $135,042        $5,545,929   $4,724,713
                                       ===========     ===========       ========        ========     ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   1,088,024              --        9,286           5,639           409,576      130,633
       Units issued..................     758,285       1,770,444        6,135           5,228           120,247      329,438
       Units redeemed................    (931,392)       (682,420)      (3,950)         (1,581)         (102,039)     (50,495)
                                       -----------     -----------       --------        --------     ----------   ----------
    Units outstanding at end of
     period..........................     914,917       1,088,024       11,471           9,286           427,784      409,576
                                       ===========     ===========       ========        ========     ==========   ==========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Franklin                  Franklin                    Franklin
                                             Templeton Variable        Templeton Variable          Templeton Variable
                                          Insurance Products Trust  Insurance Products Trust    Insurance Products Trust
                                                Sub-Account                Sub-Account                 Sub-Account
                                         -------------------------  ------------------------   --------------------------
                                            Franklin Growth and                                         Franklin
                                             Income Securities      Franklin High Income Sec 2      Income Securities
                                         -------------------------  ------------------------   --------------------------
                                             2007          2006         2007          2006         2007          2006
                                         ------------  -----------  -----------   -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $    576,245  $   733,342  $   589,936   $   622,515  $  5,456,161  $  3,561,123
Net realized gains (losses).............    7,409,329    6,014,240       81,877        27,075     6,079,551     1,932,223
Change in unrealized gains (losses).....  (12,042,907)   5,652,391     (525,627)      305,653    (6,238,385)   25,319,370
                                         ------------  -----------  -----------   -----------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................   (4,057,333)  12,399,973      146,186       955,243     5,297,327    30,812,716
                                         ------------  -----------  -----------   -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................    3,440,216    5,171,646       45,201        35,426    36,764,101    58,120,009
Benefit payments........................   (1,577,220)  (1,903,375)    (264,871)     (207,176)   (5,261,921)   (3,280,058)
Payments on termination.................   (9,173,264)  (5,604,981)  (1,803,815)   (1,143,025)  (25,717,322)  (14,008,486)
Contract maintenance charge.............     (296,766)    (302,736)     (35,815)      (40,513)     (723,469)     (410,528)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (1,637,736)  (1,866,199)     109,447     1,642,087    32,518,546    60,457,687
Adjustment to net assets allocated to
 contract in payout period..............           --           --           --            --            --            --
                                         ------------  -----------  -----------   -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................   (9,244,770)  (4,505,645)  (1,949,853)      286,799    37,579,935   100,878,624
                                         ------------  -----------  -----------   -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (13,302,103)   7,894,328   (1,803,667)    1,242,042    42,877,262   131,691,340
NET ASSETS AT BEGINNING OF
 PERIOD.................................   93,369,310   85,474,982   13,689,318    12,447,276   272,191,116   140,499,776
                                         ------------  -----------  -----------   -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $ 80,067,207  $93,369,310  $11,885,651   $13,689,318  $315,068,378  $272,191,116
                                         ============  ===========  ===========   ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    5,458,044    5,741,050    1,171,742     1,146,124    20,822,219    12,500,880
       Units issued.....................      777,566      975,926      145,190       269,301     7,663,319    12,707,289
       Units redeemed...................   (1,297,920)  (1,258,932)    (310,463)     (243,683)   (4,878,759)   (4,385,950)
                                         ------------  -----------  -----------   -----------  ------------  ------------
    Units outstanding at end of
     period.............................    4,937,690    5,458,044    1,006,469     1,171,742    23,606,779    20,822,219
                                         ============  ===========  ===========   ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Franklin                   Franklin                 Franklin
                                         Templeton Variable         Templeton Variable       Templeton Variable
                                      Insurance Products Trust   Insurance Products Trust  Insurance Products Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  -------------------------  ----------------------
                                         Franklin Large Cap         Franklin Small Cap     Franklin Small Mid-Cap
                                          Growth Securities          Value Securities         Growth Securities
                                      ------------------------  -------------------------  ----------------------
                                          2007         2006         2007          2006        2007         2006
                                      -----------  -----------  ------------  -----------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  (633,704) $  (392,521) $   (734,812) $  (690,790) $  (60,702)  $  (61,568)
Net realized gains (losses)..........   1,777,993      179,233     8,389,622    5,116,697     549,000      188,214
Change in unrealized gains
 (losses)............................   1,903,405    5,099,396   (10,022,446)   5,217,462    (134,975)     128,883
                                      -----------  -----------  ------------  -----------  ----------   ----------
Increase (decrease) in net assets
 from operations.....................   3,047,694    4,886,108    (2,367,636)   9,643,369     353,323      255,529
                                      -----------  -----------  ------------  -----------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................  11,796,249   23,568,970     3,352,586    9,447,493      11,972       14,443
Benefit payments.....................  (1,123,215)    (870,966)   (1,145,383)  (1,219,111)    (69,452)     (19,345)
Payments on termination..............  (4,718,055)  (2,356,985)   (8,332,534)  (5,161,069)   (489,573)    (330,855)
Contract maintenance charge..........    (230,791)    (117,290)     (216,051)    (203,215)    (10,765)     (11,685)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   6,084,976    9,321,854    (3,722,013)   6,455,030    (104,715)      55,296
Adjustment to net assets allocated to
 contract in payout period...........          --           --            --           --          --           --
                                      -----------  -----------  ------------  -----------  ----------   ----------
Increase (decrease) in net assets
 from contract transactions..........  11,809,164   29,545,583   (10,063,395)   9,319,128    (662,533)    (292,146)
                                      -----------  -----------  ------------  -----------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  14,856,858   34,431,691   (12,431,031)  18,962,497    (309,210)     (36,617)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  64,820,282   30,388,591    78,437,143   59,474,646   3,789,342    3,825,959
                                      -----------  -----------  ------------  -----------  ----------   ----------
NET ASSETS AT END OF
 PERIOD.............................. $79,677,140  $64,820,282  $ 66,006,112  $78,437,143  $3,480,132   $3,789,342
                                      ===========  ===========  ============  ===========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   5,670,480    2,902,651     3,842,070    3,216,822     214,884      231,013
       Units issued..................   2,272,093    4,172,037       571,479    1,689,904      11,936       34,860
       Units redeemed................  (1,278,305)  (1,404,208)   (1,111,943)  (1,064,656)    (44,287)     (50,989)
                                      -----------  -----------  ------------  -----------  ----------   ----------
    Units outstanding at end of
     period..........................   6,664,268    5,670,480     3,301,606    3,842,070     182,533      214,884
                                      ===========  ===========  ============  ===========  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Franklin                  Franklin                   Franklin
                                      Templeton Variable        Templeton Variable         Templeton Variable
                                   Insurance Products Trust  Insurance Products Trust   Insurance Products Trust
                                          Sub-Account               Sub-Account                Sub-Account
                                   ------------------------  ------------------------  --------------------------
                                           Franklin
                                        U.S. Government          Mutual Discovery       Mutual Shares Securities
                                   ------------------------  ------------------------  --------------------------
                                       2007         2006         2007         2006         2007          2006
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   695,186  $   485,428  $   (57,757) $   (70,421) $   (428,065) $   (596,421)
Net realized gains (losses).......     (65,391)     (58,383)     807,810      343,571    14,794,309     9,310,106
Change in unrealized gains
 (losses).........................     479,939       29,071    1,448,544    1,613,654   (10,363,947)   19,740,964
                                   -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations..................   1,109,734      456,116    2,198,597    1,886,804     4,002,297    28,454,649
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   1,984,016    3,339,996    6,495,058    7,462,018    14,623,337    32,471,263
Benefit payments..................    (330,481)    (171,574)    (120,175)    (177,670)   (3,040,098)   (3,290,161)
Payments on termination...........  (2,017,711)    (898,719)  (1,527,083)    (632,655)  (21,818,339)  (12,119,477)
Contract maintenance charge.......     (65,636)     (51,444)     (79,144)     (16,653)     (608,651)     (461,237)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   3,813,260    2,514,717    7,551,818    6,898,213    10,735,319    27,055,299
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --           --           --            --            --
                                   -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......   3,383,448    4,732,976   12,320,474   13,533,253      (108,432)   43,655,687
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................   4,493,182    5,189,092   14,519,071   15,420,057     3,893,865    72,110,336
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  20,542,016   15,352,924   18,246,492    2,826,435   219,783,945   147,673,609
                                   -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $25,035,198  $20,542,016  $32,765,563  $18,246,492  $223,677,810  $219,783,945
                                   ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,941,233    1,485,387    1,514,918      248,397    13,385,986    10,392,014
       Units issued...............     930,061      854,783    1,578,479    1,527,131     3,142,806     6,458,698
       Units redeemed.............    (616,177)    (398,937)    (545,389)    (260,610)   (3,221,569)   (3,464,726)
                                   -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period.......................   2,255,117    1,941,233    2,548,008    1,514,918    13,307,223    13,385,986
                                   ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                           Franklin                   Franklin                  Franklin
                                      Templeton Variable         Templeton Variable        Templeton Variable
                                   Insurance Products Trust   Insurance Products Trust   Insurance Products Trust
                                          Sub-Account                Sub-Account               Sub-Account
                                   ------------------------  --------------------------  ----------------------
                                     Templeton Developing             Templeton                 Templeton
                                      Markets Securities         Foreign Securities      Global Income Securities
                                   ------------------------  --------------------------  ----------------------
                                       2007         2006         2007          2006         2007         2006
                                   -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   297,883  $  (195,407) $    786,800  $   (635,176) $   47,816   $   60,505
Net realized gains (losses).......   6,586,677    2,296,772    17,958,580     3,429,229      95,809      103,929
Change in unrealized gains
 (losses).........................   3,407,689    5,850,490    10,316,664    27,431,164     183,680      238,558
                                   -----------  -----------  ------------  ------------  ----------   ----------
Increase (decrease) in net assets
 from operations..................  10,292,249    7,951,855    29,062,044    30,225,217     327,305      402,992
                                   -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   3,593,280    6,442,389    21,377,720    43,975,718      20,755        2,741
Benefit payments..................    (422,241)    (247,573)   (3,025,981)   (2,546,417)    (90,727)     (57,044)
Payments on termination...........  (3,157,218)  (2,044,411)  (19,934,693)  (10,778,126)   (530,639)    (876,042)
Contract maintenance charge.......    (138,253)    (102,363)     (605,770)     (388,724)     (7,733)      (8,253)
Transfers among the sub-accounts
 and with the Fixed Account--
 net..............................     772,740   (1,820,352)    6,173,189    21,258,084     267,988       34,196
Adjustment to net assets allocated
 to contract in payout period.....          --           --            --            --          --           --
                                   -----------  -----------  ------------  ------------  ----------   ----------
Increase (decrease) in net assets
 from contract transactions.......     648,308    2,227,690     3,984,465    51,520,535    (340,356)    (904,402)
                                   -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  10,940,557   10,179,545    33,046,509    81,745,752     (13,051)    (501,410)
NET ASSETS AT BEGINNING
 OF PERIOD........................  39,373,827   29,194,282   206,971,216   125,225,464   3,600,016    4,101,426
                                   -----------  -----------  ------------  ------------  ----------   ----------
NET ASSETS AT END OF
 PERIOD........................... $50,314,384  $39,373,827  $240,017,725  $206,971,216  $3,586,965   $3,600,016
                                   ===========  ===========  ============  ============  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,202,117    1,123,311    11,792,955     8,678,760     219,247      271,671
       Units issued...............     327,671      502,396     2,720,556     5,628,615      32,410       26,357
       Units redeemed.............    (317,102)    (423,590)   (2,689,699)   (2,514,420)    (52,725)     (78,781)
                                   -----------  -----------  ------------  ------------  ----------   ----------
    Units outstanding at end of
     period.......................   1,212,686    1,202,117    11,823,812    11,792,955     198,932      219,247
                                   ===========  ===========  ============  ============  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Franklin
                                             Templeton Variable     Goldman Sachs Variable  Goldman Sachs Variable
                                          Insurance Products Trust    Insurance Trust          Insurance Trust
                                                 Sub-Account            Sub-Account              Sub-Account
                                          ------------------------  ---------------------  -----------------------
                                                  Templeton
                                              Growth Securities     VIT Capital Growth      VIT Growth and Income
                                          ------------------------  ---------------------  -----------------------
                                              2007         2006       2007        2006         2007        2006
                                          -----------  -----------   --------   --------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (3,142) $    (7,929) $   (675)   $ (1,031)  $    13,083  $   21,743
Net realized gains (losses)..............     752,047      518,263     1,001        (396)    1,085,500     434,310
Change in unrealized gains (losses)......    (675,336)     495,721     3,973       5,774    (1,153,033)    860,685
                                          -----------  -----------   --------   --------   -----------  ----------
Increase (decrease) in net assets from
 operations..............................      73,569    1,006,055     4,299       4,347       (54,450)  1,316,738
                                          -----------  -----------   --------   --------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      33,915       23,619        --          --       111,920   2,690,504
Benefit payments.........................     (52,734)     (63,140)       --          --      (117,767)    (77,562)
Payments on termination..................  (1,421,818)  (1,523,433)  (29,179)    (14,833)     (463,070)   (270,431)
Contract maintenance charge..............      (1,114)      (1,355)      (35)        (49)      (35,687)    (22,036)
Transfers among the sub-accounts and with
 the Fixed Account--net..................    (295,024)     (34,940)    2,833      (1,458)    1,264,312     882,111
Adjustment to net assets allocated to
 contract in payout period...............          --           --        --          --            --          --
                                          -----------  -----------   --------   --------   -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,736,775)  (1,599,249)  (26,381)    (16,340)      759,708   3,202,586
                                          -----------  -----------   --------   --------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,663,206)    (593,194)  (22,082)    (11,993)      705,258   4,519,324
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,394,661    5,987,855    61,702      73,695     9,037,250   4,517,926
                                          -----------  -----------   --------   --------   -----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 3,731,455  $ 5,394,661  $ 39,620    $ 61,702   $ 9,742,508  $9,037,250
                                          ===========  ===========   ========   ========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     287,744      375,369     6,677       8,672       712,484     429,459
       Units issued......................      29,360       28,544       232          --       200,565     407,922
       Units redeemed....................    (126,671)    (116,169)   (2,816)     (1,995)     (133,769)   (124,897)
                                          -----------  -----------   --------   --------   -----------  ----------
    Units outstanding at end of period...     190,433      287,744     4,093       6,677       779,280     712,484
                                          ===========  ===========   ========   ========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Goldman Sachs Variable   Goldman Sachs Variable    Goldman Sachs Variable
                                              Insurance Trust       Insurance Trust              Insurance Trust
                                                Sub-Account           Sub-Account                  Sub-Account
                                         ------------------------  ---------------------    ------------------------
                                                                     VIT Strategic               VIT Structured
                                             VIT Mid Cap Value     International Equity (l)   Small Cap Equity Fund
                                         ------------------------  ---------------------    ------------------------
                                             2007         2006       2007         2006          2007         2006
                                         -----------  -----------   -------      --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (94,609) $   (67,561) $    26      $    (87)   $  (284,774) $  (179,774)
Net realized gains (losses).............   1,420,051    1,053,688    1,160        (1,651)     1,973,793    1,703,617
Change in unrealized gains (losses).....  (1,125,498)     262,155     (720)        3,984     (5,844,495)     227,018
                                         -----------  -----------   -------      --------   -----------  -----------
Increase (decrease) in net assets from
 operations.............................     199,944    1,248,282      466         2,246     (4,155,476)   1,750,861
                                         -----------  -----------   -------      --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      10,170    2,120,322       --            --        141,049    6,260,883
Benefit payments........................    (234,265)     (54,636)      --            --       (314,978)    (216,889)
Payments on termination.................    (683,690)    (422,901)  (1,395)      (27,384)    (1,038,386)    (623,213)
Contract maintenance charge.............     (35,403)     (31,846)      --            --        (74,545)     (54,509)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (517,242)    (201,274)       1            24      1,189,685    2,551,099
Adjustment to net assets allocated to
 contract in payout period..............          --           --       --            --             --           --
                                         -----------  -----------   -------      --------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (1,460,430)   1,409,665   (1,394)      (27,360)       (97,175)   7,917,371
                                         -----------  -----------   -------      --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (1,260,486)   2,657,947     (928)      (25,114)    (4,252,651)   9,668,232
NET ASSETS AT BEGINNING OF
 PERIOD.................................  10,255,117    7,597,170    7,414        32,528     23,571,650   13,903,418
                                         -----------  -----------   -------      --------   -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $ 8,994,631  $10,255,117  $ 6,486      $  7,414    $19,318,999  $23,571,650
                                         ===========  ===========   =======      ========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................     788,522      667,470      479         2,596      1,871,412    1,213,576
       Units issued.....................      27,651      271,295       --            --        205,211      942,432
       Units redeemed...................    (131,322)    (150,243)     (82)       (2,117)      (199,905)    (284,596)
                                         -----------  -----------   -------      --------   -----------  -----------
    Units outstanding at end of
     period.............................     684,851      788,522      397           479      1,876,718    1,871,412
                                         ===========  ===========   =======      ========   ===========  ===========

--------
(l)Previously known as VIT International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Goldman Sachs Variable                      Janus Aspen Series
                                                       Insurance Trust      Janus Aspen Series (Service Shares)
                                                         Sub-Account           Sub-Account        Sub-Account
                                                  ------------------------  ----------------   ----------------
                                                       VIT Structured                            Foreign Stock
                                                      U.S. Equity Fund       Forty Portfolio   (Service Shares)
                                                  ------------------------  ----------------   ----------------
                                                      2007         2006       2007      2006     2007      2006
                                                  -----------  -----------  -------   -------  -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   (87,660) $   (47,159) $  (296)  $  (238) $   (60)  $    44
Net realized gains (losses)......................   1,243,676      159,856    3,517        78    1,459     1,449
Change in unrealized gains (losses)..............  (1,608,240)   1,086,499    4,599     1,758    6,282     5,042
                                                  -----------  -----------  -------   -------  -------   -------
Increase (decrease) in net assets from operations    (452,224)   1,199,196    7,820     1,598    7,681     6,535
                                                  -----------  -----------  -------   -------  -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................     159,398    4,983,934      176        48       --        --
Benefit payments.................................    (196,566)    (164,245)      --        --       --        --
Payments on termination..........................    (655,138)    (381,320)  (6,662)       --       --        --
Contract maintenance charge......................     (50,974)     (30,001)     (36)      (36)      --       (35)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   1,415,408      837,107     (434)       30       (1)       (1)
Adjustment to net assets allocated to contract in
 payout period...................................          --           --       --        --       --        --
                                                  -----------  -----------  -------   -------  -------   -------
Increase (decrease) in net assets from contract
 transactions....................................     672,128    5,245,475   (6,956)       42       (1)      (36)
                                                  -----------  -----------  -------   -------  -------   -------
INCREASE (DECREASE) IN NET ASSETS................     219,904    6,444,671      864     1,640    7,680     6,499
NET ASSETS AT BEGINNING OF PERIOD................  13,961,733    7,517,062   22,303    20,663   46,624    40,125
                                                  -----------  -----------  -------   -------  -------   -------
NET ASSETS AT END OF PERIOD...................... $14,181,637  $13,961,733  $23,167   $22,303  $54,304   $46,624
                                                  ===========  ===========  =======   =======  =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   1,117,308      668,460    1,637     1,633    2,452     2,454
       Units issued..............................     167,366      662,915       12         7       --        --
       Units redeemed............................    (102,938)    (214,067)    (389)       (3)      --        (2)
                                                  -----------  -----------  -------   -------  -------   -------
    Units outstanding at end of period...........   1,181,736    1,117,308    1,260     1,637    2,452     2,452
                                                  ===========  ===========  =======   =======  =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                        Legg Mason
                                                                                     Legg Mason          Partners
                                                              Lazard              Partners Variable      Variable
                                                         Retirement Series, Inc.  Portfolios I, Inc  Portfolios I, Inc
                                                            Sub-Account              Sub-Account        Sub-Account
                                                         ----------------------  ------------------  -----------------
                                                                                                        Legg Mason
                                                                                                         Variable
                                                                                 Legg Mason Variable Fundamental Value
                                                         Emerging Markets        All Cap Portfolio I     Portfolio
                                                         ----------------------  ------------------  -----------------
                                                           2007        2006      2007 (i)(m)  2006      2007 (m)(n)
                                                          -------     -------    ----------- ------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................ $  (138)    $  (232)      $   (14)  $   (7)      $   17
Net realized gains (losses).............................   8,378       3,299         2,302      289          378
Change in unrealized gains (losses).....................  (1,883)      2,566        (1,911)     768         (805)
                                                          -------     -------      -------   ------       ------
Increase (decrease) in net assets from operations.......   6,357       5,633           377    1,050         (410)
                                                          -------     -------      -------   ------       ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................     132          36           222       72           42
Benefit payments........................................      --          --            --       --           --
Payments on termination.................................      --      (3,571)           --       --           --
Contract maintenance charge.............................     (22)        (23)           (2)      (2)          --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................  (9,201)       (147)       (8,079)     (30)       8,181
Adjustment to net assets allocated to contract in payout
 period.................................................      --          --            --       --           --
                                                          -------     -------      -------   ------       ------
Increase (decrease) in net assets from contract
 transactions...........................................  (9,091)     (3,705)       (7,859)      40        8,223
                                                          -------     -------      -------   ------       ------
INCREASE (DECREASE) IN NET ASSETS.......................  (2,734)      1,928        (7,482)   1,090        7,813
NET ASSETS AT BEGINNING OF PERIOD.......................  23,931      22,003         7,482    6,392           --
                                                          -------     -------      -------   ------       ------
NET ASSETS AT END OF PERIOD............................. $21,197     $23,931       $    --   $7,482       $7,813
                                                          =======     =======      =======   ======       ======
UNITS OUTSTANDING
    Units outstanding at beginning of period............     593         698           522      519           --
       Units issued.....................................       3           1            15        5          823
       Units redeemed...................................    (196)       (106)         (537)      (2)          --
                                                          -------     -------      -------   ------       ------
    Units outstanding at end of period..................     400         593            --      522          823
                                                          =======     =======      =======   ======       ======

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Legg Mason
                                          Partners Variable
                                          Portfolios I, Inc      Lord Abbett Series Fund   Lord Abbett Series Fund
                                            Sub-Account                Sub-Account               Sub-Account
                                          --------------------  ------------------------  ------------------------
                                          Legg Mason Variable
                                          Investors Portfolio I         All Value              Bond-Debenture
                                          --------------------  ------------------------  ------------------------
                                            2007       2006         2007         2006         2007         2006
                                           -------     ------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (25)    $   16    $  (179,380) $  (130,299) $ 1,930,583  $ 1,517,392
Net realized gains (losses)..............     307        242        987,631      639,158      237,322       22,402
Change in unrealized gains (losses)......     (65)     1,086        (48,028)     918,165     (490,966)     474,598
                                           -------     ------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     217      1,344        760,223    1,427,024    1,676,939    2,014,392
                                           -------     ------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     308         84      1,170,345    3,364,589    6,377,311   12,145,593
Benefit payments.........................      --         --       (152,281)    (105,446)    (578,215)    (550,045)
Payments on termination..................      --         --     (1,034,986)    (779,727)  (2,518,942)  (1,595,456)
Contract maintenance charge..............      (2)        (2)       (36,088)     (28,385)    (113,137)     (61,694)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      88        (47)       (61,280)   1,993,871    2,791,571    4,330,037
Adjustment to net assets allocated to
 contract in payout period...............      --         --             --           --           --           --
                                           -------     ------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     394         35       (114,290)   4,444,902    5,958,588   14,268,435
                                           -------     ------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     611      1,379        645,933    5,871,926    7,635,527   16,282,827
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,493      8,114     14,733,944    8,862,018   34,209,459   17,926,632
                                           -------     ------   -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $10,104     $9,493    $15,379,877  $14,733,944  $41,844,986  $34,209,459
                                           =======     ======   ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     710        707      1,138,401      772,490    3,076,508    1,734,902
       Units issued......................      29          7        238,572      711,269    1,284,971    2,088,836
       Units redeemed....................      --         (4)      (245,196)    (345,358)    (762,369)    (747,230)
                                           -------     ------   -----------  -----------  -----------  -----------
    Units outstanding at end of period...     739        710      1,131,777    1,138,401    3,599,110    3,076,508
                                           =======     ======   ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Lord Abbett Series Fund   Lord Abbett Series Fund   Lord Abbett Series Fund
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                       Growth and Income       Growth Opportunities          Mid-Cap Value
                                   ------------------------  ------------------------  ------------------------
                                       2007         2006         2007         2006         2007         2006
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (145,347) $    (5,844) $  (284,548) $  (138,881) $  (650,317) $  (501,302)
Net realized gains (losses).......   3,957,643    1,572,156    2,108,329      197,879    7,503,990    4,203,184
Change in unrealized gains
 (losses).........................  (3,004,609)   3,119,252    1,237,111      507,504   (7,453,554)   1,084,451
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations..................     807,687    4,685,564    3,060,892      566,502     (599,881)   4,786,333
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   5,688,392   12,025,935    4,548,894    5,985,673    3,600,279   15,810,164
Benefit payments..................  (1,138,429)    (681,452)    (267,892)     (76,682)    (549,574)    (636,683)
Payments on termination...........  (2,650,348)  (1,767,363)    (872,278)    (468,617)  (3,266,531)  (2,482,134)
Contract maintenance charge.......    (139,396)     (82,833)     (51,206)     (18,050)    (151,059)    (106,100)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................   4,818,061    5,484,554    1,493,866    1,799,852      777,826   (1,534,671)
Adjustment to net assets allocated
 to contract in payout period.....          --           --           --           --           --           --
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......   6,578,280   14,978,841    4,851,384    7,222,176      410,941   11,050,576
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................   7,385,967   19,664,405    7,912,276    7,788,678     (188,940)  15,836,909
NET ASSETS AT BEGINNING
 OF PERIOD........................  43,120,042   23,455,637   13,056,701    5,268,023   52,335,760   36,498,851
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $50,506,009  $43,120,042  $20,968,977  $13,056,701  $52,146,820  $52,335,760
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   3,372,287    2,117,372    1,071,541      459,246    3,997,420    3,078,923
       Units issued...............   1,228,738    1,917,098      664,271      825,437      953,620    2,332,249
       Units redeemed.............    (722,392)    (662,183)    (292,979)    (213,142)    (927,367)  (1,413,752)
                                   -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period.......................   3,878,633    3,372,287    1,442,833    1,071,541    4,023,673    3,997,420
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               MFS Variable           MFS Variable           MFS Variable
                                              Insurance Trust        Insurance Trust        Insurance Trust
                                                Sub-Account            Sub-Account            Sub-Account
                                          ----------------------  --------------------  ----------------------
                                            MFS Emerging Growth      MFS High Income      MFS Investors Trust
                                          ----------------------  --------------------  ----------------------
                                             2007        2006        2007       2006       2007        2006
                                          ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (26,649) $  (33,618) $  40,794  $  50,564  $  (16,903) $  (29,859)
Net realized gains (losses)..............   (159,073)   (259,158)     2,662      8,549     193,258     101,372
Change in unrealized gains (losses)......    526,788     431,639    (41,832)     7,209     117,739     317,706
                                          ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    341,066     138,863      1,624     66,322     294,094     389,219
                                          ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      3,020      15,325      2,244      4,978      16,343      29,725
Benefit payments.........................    (54,799)    (16,256)    (7,057)    (4,015)    (41,224)    (13,328)
Payments on termination..................   (634,863)   (491,839)  (114,615)  (195,798)   (411,359)   (572,481)
Contract maintenance charge..............     (1,160)     (1,525)      (369)      (397)     (1,824)     (2,060)
Transfers among the sub-accounts and with
 the Fixed Account--net..................   (126,587)    (93,818)   115,155    (11,447)   (178,120)   (111,852)
Adjustment to net assets allocated to
 contract in payout period...............         --          --         --         --          --          --
                                          ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (814,389)   (588,113)    (4,642)  (206,679)   (616,184)   (669,996)
                                          ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (473,323)   (449,250)    (3,018)  (140,357)   (322,090)   (280,777)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,191,761   2,641,011    732,351    872,708   3,493,026   3,773,803
                                          ----------  ----------  ---------  ---------  ----------  ----------
NET ASSETS AT END OF PERIOD.............. $1,718,438  $2,191,761  $ 729,333  $ 732,351  $3,170,936  $3,493,026
                                          ==========  ==========  =========  =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    246,730     318,584     55,932     72,676     333,637     401,229
       Units issued......................     10,906      13,153     11,652      5,578       6,389      12,017
       Units redeemed....................    (99,233)    (85,007)   (12,158)   (22,322)    (61,572)    (79,609)
                                          ----------  ----------  ---------  ---------  ----------  ----------
    Units outstanding at end of period...    158,403     246,730     55,426     55,932     278,454     333,637
                                          ==========  ==========  =========  =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               MFS Variable            MFS Variable            MFS Variable
                                              Insurance Trust         Insurance Trust         Insurance Trust
                                                Sub-Account             Sub-Account             Sub-Account
                                          ----------------------  ----------------------  ----------------------
                                             MFS New Discovery         MFS Research          MFS Research Bond
                                          ----------------------  ----------------------  ----------------------
                                             2007        2006        2007        2006        2007        2006
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (44,114) $  (45,777) $   (9,913) $  (14,826) $   49,769  $   77,892
Net realized gains (losses)..............    376,517     174,813      17,597     (42,889)     (7,421)     (1,011)
Change in unrealized gains (losses)......   (268,786)    255,446     131,336     185,994      23,280     (12,881)
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     63,617     384,482     139,020     128,279      65,628      64,000
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     31,910      53,029       1,800       1,750      20,339      25,378
Benefit payments.........................    (28,255)    (78,993)         --     (49,962)    (12,675)     (2,178)
Payments on termination..................   (501,715)   (427,155)   (316,122)   (350,871)   (367,441)   (440,158)
Contract maintenance charge..............     (2,472)     (2,861)       (508)       (660)     (1,285)     (1,438)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     82,518     (42,283)    (60,800)    (62,365)     11,329    (152,889)
Adjustment to net assets allocated to
 contract in payout period...............         --          --          --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (418,014)   (498,263)   (375,630)   (462,108)   (349,733)   (571,285)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (354,397)   (113,781)   (236,610)   (333,829)   (284,105)   (507,285)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,434,323   3,548,104   1,421,392   1,755,221   2,489,412   2,996,697
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $3,079,926  $3,434,323  $1,184,782  $1,421,392  $2,205,307  $2,489,412
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    225,646     261,050     151,782     205,229     173,049     213,972
       Units issued......................     23,093      28,546         579      13,649       8,673       7,263
       Units redeemed....................    (49,277)    (63,950)    (37,771)    (67,096)    (32,658)    (48,186)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    199,462     225,646     114,590     151,782     149,064     173,049
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                      MFS Variable     MFS Variable Insurance MFS Variable Insurance
                                                    Insurance Trust    Trust (Service Class)  Trust (Service Class)
                                                      Sub-Account          Sub-Account            Sub-Account
                                                  -------------------  ---------------------  ---------------------
                                                                           MFS Emerging          MFS Investors
                                                     MFS Utilities     Growth (Service Class) Trust (Service Class)
                                                  -------------------  ---------------------  ---------------------
                                                     2007      2006       2007       2006        2007       2006
                                                  ---------  --------  ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (1,730) $    981  $  (8,871)  $ (9,657)  $  (7,283)  $ (9,498)
Net realized gains (losses)......................    68,526    18,900     40,766     19,308      56,057     16,964
Change in unrealized gains (losses)..............    23,530    49,521     65,494     21,182      12,876     69,692
                                                  ---------  --------  ---------   --------   ---------   --------
Increase (decrease) in net assets from
 operations......................................    90,326    69,402     97,389     30,833      61,650     77,158
                                                  ---------  --------  ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................       500        --         34     14,414         400      4,400
Benefit payments.................................        --        --     (4,888)        --          --         --
Payments on termination..........................  (143,429)  (29,293)   (79,554)   (49,150)   (142,726)   (56,694)
Contract maintenance charge......................       (95)      (70)      (120)      (169)       (235)      (270)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   144,578   136,852    (46,321)   (60,926)     (2,577)     1,464
Adjustment to net assets allocated to contract in
 payout period...................................        --        --         --         --          --         --
                                                  ---------  --------  ---------   --------   ---------   --------
Increase (decrease) in net assets from contract
 transactions....................................     1,554   107,489   (130,849)   (95,831)   (145,138)   (51,100)
                                                  ---------  --------  ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS................    91,880   176,891    (33,460)   (64,998)    (83,488)    26,058
NET ASSETS AT BEGINNING OF
 PERIOD..........................................   350,317   173,426    568,991    633,989     759,285    733,227
                                                  ---------  --------  ---------   --------   ---------   --------
NET ASSETS AT END OF PERIOD...................... $ 442,197  $350,317  $ 535,531   $568,991   $ 675,797   $759,285
                                                  =========  ========  =========   ========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    19,718    12,639     65,732     77,772      71,783     76,944
       Units issued..............................     7,198     9,021      1,372      2,530       4,498        891
       Units redeemed............................    (7,280)   (1,942)   (14,795)   (14,570)    (17,148)    (6,052)
                                                  ---------  --------  ---------   --------   ---------   --------
    Units outstanding at end of period...........    19,636    19,718     52,309     65,732      59,133     71,783
                                                  =========  ========  =========   ========   =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          MFS Variable Insurance    MFS Variable Insurance MFS Variable Insurance
                                           Trust (Service Class)    Trust (Service Class)   Trust (Service Class)
                                                Sub-Account             Sub-Account              Sub-Account
                                          ------------------------  ---------------------  ----------------------
                                                  MFS New              MFS Research             MFS Utilities
                                          Discovery (Service Class)   (Service Class)          (Service Class)
                                          ------------------------  ---------------------  ----------------------
                                             2007         2006        2007        2006        2007        2006
                                          ----------   ----------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (12,462)  $  (16,450)  $ (4,992)   $ (5,289)  $  (14,699) $    5,182
Net realized gains (losses)..............    183,723       48,438     22,768       6,257      251,477      82,715
Change in unrealized gains (losses)......   (154,066)      82,394     32,952      35,054      213,263     297,293
                                          ----------   ----------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations..............................     17,195      114,382     50,728      36,022      450,041     385,190
                                          ----------   ----------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        446          415         --       4,000        6,200       1,200
Benefit payments.........................     (6,985)      (6,761)   (36,008)     (9,900)    (111,437)     (5,981)
Payments on termination..................    (41,852)     (31,226)   (24,502)     (4,734)     (74,658)    (39,313)
Contract maintenance charge..............       (137)        (161)      (105)       (131)        (166)       (152)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (313,996)     (67,256)     2,381        (642)      89,825      21,629
Adjustment to net assets allocated to
 contract in payout period...............         --           --         --          --           --          --
                                          ----------   ----------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (362,524)    (104,989)   (58,234)    (11,407)     (90,236)    (22,617)
                                          ----------   ----------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (345,329)       9,393     (7,506)     24,615      359,805     362,573
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,084,212    1,074,819    463,747     439,132    1,714,985   1,352,412
                                          ----------   ----------    --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD.............. $  738,883   $1,084,212   $456,241    $463,747   $2,074,790  $1,714,985
                                          ==========   ==========    ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    105,850      116,499     46,017      47,123      100,259     102,036
       Units issued......................      4,994        2,953      6,150       1,866       23,765       3,019
       Units redeemed....................    (39,686)     (13,602)   (11,447)     (2,972)     (27,759)     (4,796)
                                          ----------   ----------    --------   --------   ----------  ----------
    Units outstanding at end of period...     71,158      105,850     40,720      46,017       96,265     100,259
                                          ==========   ==========    ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Morgan Stanley Variable     Morgan Stanley Variable      Morgan Stanley Variable
                                          Investment Series           Investment Series            Investment Series
                                             Sub-Account                 Sub-Account                  Sub-Account
                                      ------------------------  ----------------------------  ---------------------------
                                          Aggressive Equity            Dividend Growth                   Equity
                                      ------------------------  ----------------------------  ---------------------------
                                          2007         2006          2007           2006          2007           2006
                                      -----------  -----------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  (393,588) $  (473,300) $    (714,983) $    (194,645) $ (2,972,564) $  (5,578,912)
Net realized gains (losses)..........   2,001,915      953,662     31,684,179     34,762,181     1,961,555    (14,893,745)
Change in unrealized gains
 (losses)............................   2,806,423    1,405,224    (17,627,307)     7,154,714    56,773,361     28,636,442
                                      -----------  -----------  -------------  -------------  ------------  -------------
Increase (decrease) in net assets
 from operations.....................   4,414,750    1,885,586     13,341,889     41,722,250    55,762,352      8,163,785
                                      -----------  -----------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................       3,223        7,829        158,175        149,457        93,682         88,299
Benefit payments.....................    (483,337)    (611,392)   (15,126,717)   (17,611,190)   (9,663,610)   (11,322,755)
Payments on termination..............  (6,879,110)  (7,667,273)   (79,545,799)  (103,692,637)  (68,641,545)   (84,430,736)
Contract maintenance charge..........     (15,530)     (20,317)      (194,143)      (253,499)     (162,984)      (209,754)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................  (1,592,030)     181,198    (14,496,842)   (26,332,358)  (15,009,676)   (20,497,074)
Adjustment to net assets allocated
 to contract in payout period........          --           --             --             --            --             --
                                      -----------  -----------  -------------  -------------  ------------  -------------
Increase (decrease) in net assets
 from contract transactions..........  (8,966,784)  (8,109,955)  (109,205,326)  (147,740,227)  (93,384,133)  (116,372,020)
                                      -----------  -----------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (4,552,034)  (6,224,369)   (95,863,437)  (106,017,977)  (37,621,781)  (108,208,235)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  28,821,262   35,045,631    439,540,679    545,558,656   351,734,403    459,942,638
                                      -----------  -----------  -------------  -------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD.............................. $24,269,228  $28,821,262  $ 343,677,242  $ 439,540,679  $314,112,622  $ 351,734,403
                                      ===========  ===========  =============  =============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   2,251,696    2,887,419     13,870,277     18,423,901    10,129,991     13,231,478
       Units issued..................     142,524      356,447        711,025        875,567       544,305        696,111
       Units redeemed................    (787,352)    (992,170)    (3,886,584)    (5,429,191)   (2,773,731)    (3,797,598)
                                      -----------  -----------  -------------  -------------  ------------  -------------
    Units outstanding at end of
     period..........................   1,606,868    2,251,696     10,694,718     13,870,277     7,900,565     10,129,991
                                      ===========  ===========  =============  =============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley Variable    Morgan Stanley Variable    Morgan Stanley Variable
                                            Investment Series          Investment Series          Investment Series
                                               Sub-Account                Sub-Account                Sub-Account
                                       --------------------------  ------------------------  --------------------------
                                                European                    Global                 Global Dividend
                                                 Growth                    Advantage                   Growth
                                       --------------------------  ------------------------  --------------------------
                                           2007          2006          2007         2006         2007          2006
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $    303,775  $    417,502  $   (85,763) $  (111,076) $    717,665  $    962,856
Net realized gains (losses)...........   12,048,509     9,504,835    1,228,588      241,239    25,605,213    12,757,212
Change in unrealized gains
 (losses).............................    4,194,483    23,298,391      989,819    2,401,932   (17,790,510)   15,206,142
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations...........................   16,546,767    33,220,728    2,132,644    2,532,095     8,532,368    28,926,210
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................       68,577        81,754        1,854        1,330        85,652       131,666
Benefit payments......................   (3,609,227)   (3,886,315)    (735,163)    (435,918)   (4,266,379)   (5,768,065)
Payments on termination...............  (24,615,017)  (29,320,390)  (3,726,068)  (3,852,317)  (29,587,176)  (35,074,220)
Contract maintenance charge...........      (56,106)      (66,528)      (7,836)      (9,582)      (62,767)      (76,085)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (1,878,160)   (3,493,874)     (51,279)    (277,265)   (2,621,915)   (3,659,441)
Adjustment to net assets allocated to
 contract in payout period............           --            --           --           --            --            --
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions................  (30,089,933)  (36,685,353)  (4,518,492)  (4,573,752)  (36,452,585)  (44,446,145)
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (13,543,166)   (3,464,625)  (2,385,848)  (2,041,657)  (27,920,217)  (15,519,935)
NET ASSETS AT BEGINNING
 OF PERIOD............................  131,420,105   134,884,730   15,727,786   17,769,443   154,443,261   169,963,196
                                       ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $117,876,939  $131,420,105  $13,341,938  $15,727,786  $126,523,044  $154,443,261
                                       ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    3,921,327     5,072,356    1,555,728    2,048,111     6,386,812     8,403,349
       Units issued...................      305,118       290,117      168,485      170,530       401,029       611,588
       Units redeemed.................   (1,086,736)   (1,441,146)    (582,996)    (662,913)   (1,776,852)   (2,628,125)
                                       ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period...........................    3,139,709     3,921,327    1,141,217    1,555,728     5,010,989     6,386,812
                                       ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                    Morgan Stanley
                                                                                                       Variable
                                                 Morgan Stanley Variable   Morgan Stanley Variable    Investment
                                                    Investment Series         Investment Series         Series
                                                       Sub-Account               Sub-Account         Sub-Account
                                                ------------------------  ------------------------  --------------
                                                                                   Income
                                                       High Yield                  Builder           Information
                                                ------------------------  ------------------------  --------------
                                                    2007         2006         2007         2006       2006 (ag)
                                                -----------  -----------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $ 1,234,507  $ 1,667,077  $   388,395  $   404,989   $   (18,164)
Net realized gains (losses)....................  (3,977,103)  (5,213,819)   3,195,823    1,342,172        26,231
Change in unrealized gains (losses)............   3,426,054    5,704,225   (2,917,413)   2,260,939      (174,048)
                                                -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
 operations....................................     683,458    2,157,483      666,805    4,008,100      (165,981)
                                                -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................       6,006       25,076       14,838       19,027         3,003
Benefit payments...............................  (1,184,492)  (1,121,071)    (561,291)  (1,154,484)      (36,961)
Payments on termination........................  (4,332,205)  (5,810,878)  (6,791,108)  (8,185,181)     (221,267)
Contract maintenance charge....................     (15,000)     (19,275)     (12,483)     (15,597)         (780)
Transfers among the sub-accounts and with the
 Fixed Account--net............................  (1,063,505)  (2,411,229)      92,145      991,258    (2,510,401)
Adjustment to net assets allocated to contract
 in payout period..............................          --           --           --           --            --
                                                -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from contract
 transactions..................................  (6,589,196)  (9,337,377)  (7,257,899)  (8,344,977)   (2,766,406)
                                                -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (5,905,738)  (7,179,894)  (6,591,094)  (4,336,877)   (2,932,387)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  26,456,357   33,636,251   32,763,899   37,100,776     2,932,387
                                                -----------  -----------  -----------  -----------   -----------
NET ASSETS AT END OF PERIOD.................... $20,550,619  $26,456,357  $26,172,805  $32,763,899   $        --
                                                ===========  ===========  ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   2,214,697    2,985,855    1,892,946    2,399,004       619,357
       Units issued............................     195,674      194,148      146,040      281,739        72,085
       Units redeemed..........................    (725,675)    (965,306)    (555,757)    (787,797)     (691,442)
                                                -----------  -----------  -----------  -----------   -----------
    Units outstanding at end of period.........   1,684,696    2,214,697    1,483,229    1,892,946            --
                                                ===========  ===========  ===========  ===========   ===========

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Morgan Stanley Variable    Morgan Stanley Variable     Morgan Stanley Variable
                                           Investment Series          Investment Series           Investment Series
                                              Sub-Account                Sub-Account                 Sub-Account
                                       ------------------------  --------------------------  --------------------------
                                                Limited                                            Quality Income
                                               Duration                 Money Market                    Plus
                                       ------------------------  --------------------------  --------------------------
                                           2007         2006         2007          2006          2007          2006
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $ 1,067,062  $ 1,180,617  $  3,864,808  $  4,118,902  $  6,163,966  $  7,177,663
Net realized gains (losses)...........    (467,420)    (595,568)           --            --      (164,034)   (1,418,560)
Change in unrealized gains
 (losses).............................    (132,995)     398,998            --            --       897,473     1,029,568
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations...........................     466,647      984,047     3,864,808     4,118,902     6,897,405     6,788,671
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................      19,354       25,820        65,543       169,174        51,207        86,339
Benefit payments......................    (957,344)  (1,165,512)   (9,381,998)  (11,900,489)   (7,086,265)   (8,176,248)
Payments on termination...............  (8,064,661)  (9,882,177)  (53,136,743)  (57,654,294)  (30,961,784)  (37,661,706)
Contract maintenance charge...........     (11,872)     (15,587)      (48,797)      (61,080)      (58,999)      (77,418)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................     933,105    1,816,067    38,010,614    55,568,304     5,391,772    (9,661,452)
Adjustment to net assets allocated to
 contract in payout period............          --           --            --            --            --            --
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions................  (8,081,418)  (9,221,389)  (24,491,381)  (13,878,385)  (32,664,069)  (55,490,485)
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (7,614,771)  (8,237,342)  (20,626,573)   (9,759,483)  (25,766,664)  (48,701,814)
NET ASSETS AT BEGINNING
 OF PERIOD............................  32,271,153   40,508,495   124,279,183   134,038,666   170,943,218   219,645,032
                                       -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $24,656,382  $32,271,153  $103,652,610  $124,279,183  $145,176,554  $170,943,218
                                       ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,750,259    3,544,809     8,633,808     9,493,953     7,369,620     9,928,902
       Units issued...................     354,237      606,896     5,564,392     7,636,903       986,769       655,636
       Units redeemed.................  (1,033,073)  (1,401,446)   (7,305,076)   (8,497,048)   (2,210,393)   (3,214,918)
                                       -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................   2,071,423    2,750,259     6,893,124     8,633,808     6,145,996     7,369,620
                                       ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Morgan Stanley Variable     Morgan Stanley Variable     Morgan Stanley Variable
                                           Investment Series           Investment Series           Investment Series
                                              Sub-Account                 Sub-Account                 Sub-Account
                                      --------------------------  --------------------------  --------------------------
                                             S&P 500 Index                Strategist                   Utilities
                                      --------------------------  --------------------------  --------------------------
                                          2007          2006          2007          2006          2007          2006
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $    212,570  $    142,206  $  2,986,996  $  3,038,735  $    594,663  $    883,493
Net realized gains (losses)..........    5,228,472     4,617,543    28,981,564    25,722,573    20,614,867     3,196,079
Change in unrealized gains
 (losses)............................   (2,463,055)    6,279,572   (16,031,151)    3,440,853     1,359,484    18,557,451
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations.....................    2,977,987    11,039,321    15,937,409    32,202,161    22,569,014    22,637,023
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................       24,168       101,505       129,464       117,638        59,555        69,838
Benefit payments.....................   (2,211,458)   (2,400,915)   (8,079,336)   (7,419,152)   (4,038,711)   (5,558,120)
Payments on termination..............  (16,276,013)  (23,044,197)  (41,007,189)  (50,505,900)  (25,753,928)  (23,863,272)
Contract maintenance charge..........      (34,443)      (45,155)      (84,944)     (107,048)      (52,825)      (63,075)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   (1,733,571)   (4,431,405)   (4,308,487)   (3,853,030)   (1,668,265)   (4,880,078)
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --            --            --
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions..........  (20,231,317)  (29,820,167)  (53,350,492)  (61,767,492)  (31,454,174)  (34,294,707)
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (17,253,330)  (18,780,846)  (37,413,083)  (29,565,331)   (8,885,160)  (11,657,684)
NET ASSETS AT BEGINNING
 OF PERIOD...........................   77,960,121    96,740,967   241,744,152   271,309,483   132,186,466   143,844,150
                                      ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.............................. $ 60,706,791  $ 77,960,121  $204,331,069  $241,744,152  $123,301,306  $132,186,466
                                      ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    6,425,180     9,062,575     8,247,845    10,340,403     5,184,390     6,612,354
       Units issued..................      558,538       711,248       537,819       562,314       338,157       434,126
       Units redeemed................   (2,147,245)   (3,348,643)   (2,229,762)   (2,654,872)   (1,357,652)   (1,862,090)
                                      ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..........................    4,836,473     6,425,180     6,555,902     8,247,845     4,164,895     5,184,390
                                      ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Morgan Stanley             Morgan Stanley              Morgan Stanley
                                          Variable Investment        Variable Investment         Variable Investment
                                        Series (Class Y Shares)    Series (Class Y Shares)     Series (Class Y Shares)
                                              Sub-Account                Sub-Account                 Sub-Account
                                       ------------------------  --------------------------  --------------------------
                                              Aggressive
                                                Equity                 Dividend Growth                 Equity
                                           (Class Y Shares)           (Class Y Shares)            (Class Y Shares)
                                       ------------------------  --------------------------  --------------------------
                                           2007         2006         2007          2006          2007          2006
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (515,166) $  (517,455) $   (919,308) $   (765,839) $ (1,749,882) $ (1,953,997)
Net realized gains (losses)...........   3,007,948    1,170,960     6,288,953     3,428,806     6,909,177     2,712,236
Change in unrealized gains
 (losses).............................   2,238,906      982,649    (2,220,495)    8,259,746    12,232,408     1,444,336
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations...........................   4,731,688    1,636,154     3,149,150    10,922,713    17,391,703     2,202,575
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................      53,639      435,406       584,596     1,374,178       252,476     3,813,370
Benefit payments......................    (526,047)    (163,210)   (2,202,152)   (1,990,244)   (1,785,218)   (1,384,532)
Payments on termination...............  (5,179,925)  (2,381,447)  (15,832,046)  (10,252,569)  (15,870,128)   (9,142,207)
Contract maintenance charge...........     (28,737)     (31,527)     (145,724)     (158,275)     (192,522)     (188,122)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................  (1,443,408)   2,369,404    (5,460,633)   (6,438,134)   (6,714,618)   (4,398,846)
Adjustment to net assets allocated to
 contract in payout period............          --           --            --            --            --            --
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions................  (7,124,478)     228,626   (23,055,959)  (17,465,044)  (24,310,010)  (11,300,337)
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (2,392,790)   1,864,780   (19,906,809)   (6,542,331)   (6,918,307)   (9,097,762)
NET ASSETS AT BEGINNING
 OF PERIOD............................  30,430,084   28,565,304   129,082,212   135,624,543   110,188,955   119,286,717
                                       -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $28,037,294  $30,430,084  $109,175,403  $129,082,212  $103,270,648  $110,188,955
                                       ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,987,465    2,998,642    10,200,997    11,696,485    10,777,314    12,194,766
       Units issued...................     271,204      542,561       517,411       701,960       573,399     1,314,193
       Units redeemed.................    (924,038)    (553,738)   (2,266,522)   (2,197,448)   (2,802,544)   (2,731,645)
                                       -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................   2,334,631    2,987,465     8,451,886    10,200,997     8,548,169    10,777,314
                                       ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley            Morgan Stanley             Morgan Stanley
                                      Variable Investment        Variable Investment       Variable Investment
                                    Series (Class Y Shares)    Series (Class Y Shares)   Series (Class Y Shares)
                                          Sub-Account                Sub-Account               Sub-Account
                                   -------------------------  ------------------------  -------------------------
                                                                       Global                     Global
                                        European Growth               Advantage              Dividend Growth
                                        (Class Y Shares)          (Class Y Shares)           (Class Y Shares)
                                   -------------------------  ------------------------  -------------------------
                                       2007          2006         2007         2006         2007          2006
                                   ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   (133,528) $   (97,224) $  (113,839) $  (123,326) $    (22,578) $    35,401
Net realized gains (losses).......    4,606,744    1,685,261      724,951      289,235    11,838,868    4,391,432
Change in unrealized gains
 (losses).........................      938,815    8,437,348      808,110    1,383,493    (8,195,036)   7,970,462
                                   ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations..................    5,412,031   10,025,385    1,419,222    1,549,402     3,621,254   12,397,295
                                   ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................       73,517      362,219       24,052       48,033       376,614    1,068,615
Benefit payments..................     (584,624)    (373,813)    (107,850)     (79,712)   (2,103,029)    (949,328)
Payments on termination...........   (7,717,201)  (3,038,802)  (1,494,283)  (1,081,403)   (7,967,742)  (5,789,882)
Contract maintenance charge.......      (51,341)     (55,102)     (13,101)     (13,782)     (103,444)    (103,282)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   (2,063,633)    (847,759)    (361,549)    (269,052)   (3,218,264)  (3,187,496)
Adjustment to net assets
 allocated to contract in payout
 period...........................           --           --           --           --            --           --
                                   ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (10,343,282)  (3,953,257)  (1,952,731)  (1,395,916)  (13,015,865)  (8,961,373)
                                   ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................   (4,931,251)   6,072,128     (533,509)     153,486    (9,394,611)   3,435,922
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................   44,439,273   38,367,145   10,540,924   10,387,438    72,766,591   69,330,669
                                   ------------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD........................... $ 39,508,022  $44,439,273  $10,007,415  $10,540,924  $ 63,371,980  $72,766,591
                                   ============  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    3,484,750    3,837,856    1,036,417    1,189,886     4,671,366    5,317,014
       Units issued...............      244,263      374,518       79,413       82,711       458,241      654,078
       Units redeemed.............   (1,022,985)    (727,624)    (258,351)    (236,180)   (1,268,138)  (1,299,726)
                                   ------------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period.......................    2,706,028    3,484,750      857,479    1,036,417     3,861,469    4,671,366
                                   ============  ===========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                      Morgan Stanley
                                                                                                         Variable
                                                     Morgan Stanley             Morgan Stanley          Investment
                                                   Variable Investment       Variable Investment      Series (Class
                                                 Series (Class Y Shares)   Series (Class Y Shares)      Y Shares)
                                                       Sub-Account               Sub-Account           Sub-Account
                                                ------------------------  -------------------------  ----------------
                                                       High Yield               Income Builder         Information
                                                    (Class Y Shares)           (Class Y Shares)      (Class Y Shares)
                                                ------------------------  -------------------------  ----------------
                                                    2007         2006         2007          2006        2006 (ag)
                                                -----------  -----------  ------------  -----------  ----------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $ 1,197,385  $ 1,542,533  $    297,646  $   283,775    $   (71,758)
Net realized gains (losses)....................    (173,930)    (341,073)    4,858,832    1,403,215        278,310
Change in unrealized gains (losses)............    (427,050)     864,928    (4,445,253)   3,184,816       (800,973)
                                                -----------  -----------  ------------  -----------    -----------
Increase (decrease) in net assets from
 operations....................................     596,405    2,066,388       711,225    4,871,806       (594,421)
                                                -----------  -----------  ------------  -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      22,539       52,338        22,249       49,140          5,920
Benefit payments...............................    (531,723)    (419,164)     (766,382)    (830,432)        (7,585)
Payments on termination........................  (4,802,938)  (3,423,915)   (7,930,293)  (4,946,457)      (181,359)
Contract maintenance charge....................     (55,345)     (65,084)      (30,339)     (32,689)        (3,750)
Transfers among the sub-accounts and with
 the Fixed Account--net........................  (1,264,245)  (2,791,591)   (2,333,399)     437,979     (8,254,968)
Adjustment to net assets allocated to contract
 in payout period..............................          --           --            --           --             --
                                                -----------  -----------  ------------  -----------    -----------
Increase (decrease) in net assets from contract
 transactions..................................  (6,631,712)  (6,647,416)  (11,038,164)  (5,322,459)    (8,441,742)
                                                -----------  -----------  ------------  -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (6,035,307)  (4,581,028)  (10,326,939)    (450,653)    (9,036,163)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  28,708,441   33,289,469    43,340,845   43,791,498      9,036,163
                                                -----------  -----------  ------------  -----------    -----------
NET ASSETS AT END OF PERIOD.................... $22,673,134  $28,708,441  $ 33,013,906  $43,340,845    $        --
                                                ===========  ===========  ============  ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   3,372,288    4,277,712     3,085,543    3,485,204      1,510,579
       Units issued............................     205,886      261,834       183,953      389,372         80,535
       Units redeemed..........................    (995,757)  (1,167,258)     (939,886)    (789,033)    (1,591,114)
                                                -----------  -----------  ------------  -----------    -----------
    Units outstanding at end of period.........   2,582,417    3,372,288     2,329,610    3,085,543             --
                                                ===========  ===========  ============  ===========    ===========

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Morgan Stanley              Morgan Stanley              Morgan Stanley
                                          Variable Investment         Variable Investment         Variable Investment
                                        Series (Class Y Shares)     Series (Class Y Shares)     Series (Class Y Shares)
                                              Sub-Account                 Sub-Account                 Sub-Account
                                      --------------------------  --------------------------  --------------------------
                                                Limited
                                               Duration                  Money Market             Quality Income Plus
                                           (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                      --------------------------  --------------------------  --------------------------
                                          2007          2006          2007          2006          2007          2006
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  3,388,076  $  3,156,858  $  2,866,133  $  2,588,165  $  6,736,001  $  6,590,161
Net realized gains (losses)..........   (1,120,866)   (1,121,945)           --            --      (105,580)     (478,815)
Change in unrealized gains
 (losses)............................   (1,107,504)      517,127            --            --     1,027,836       975,021
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations.....................    1,159,706     2,552,040     2,866,133     2,588,165     7,658,257     7,086,367
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      119,727     2,568,238       262,900     6,711,630       786,438    17,407,665
Benefit payments.....................   (2,173,442)   (2,296,450)   (4,480,967)   (5,813,345)   (4,315,989)   (3,708,678)
Payments on termination..............  (14,494,922)  (10,947,308)  (42,489,587)  (20,455,783)  (23,117,489)  (13,480,028)
Contract maintenance charge..........     (173,213)     (200,450)     (279,819)     (268,209)     (416,869)     (373,629)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    2,831,270    (1,590,795)   42,901,538    22,106,947     5,856,143     6,734,632
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --            --            --
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions..........  (13,890,580)  (12,466,765)   (4,085,935)    2,281,240   (21,207,766)    6,579,962
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (12,730,874)   (9,914,725)   (1,219,802)    4,869,405   (13,549,509)   13,666,329
NET ASSETS AT BEGINNING
 OF PERIOD...........................  110,354,650   120,269,375    99,057,805    94,188,400   205,029,703   191,363,374
                                      ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.............................. $ 97,623,776  $110,354,650  $ 97,838,003  $ 99,057,805  $191,480,194  $205,029,703
                                      ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   10,388,311    11,553,240     9,657,515     9,419,749    16,995,769    16,193,915
       Units issued..................    1,173,329     1,693,913    10,643,759    11,308,939     1,963,354     3,649,488
       Units redeemed................   (2,482,174)   (2,858,842)  (11,030,153)  (11,071,173)   (3,674,798)   (2,847,634)
                                      ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..........................    9,079,466    10,388,311     9,271,121     9,657,515    15,284,325    16,995,769
                                      ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Morgan Stanley              Morgan Stanley            Morgan Stanley
                                             Variable Investment        Variable Investment        Variable Investment
                                           Series (Class Y Shares)    Series (Class Y Shares)    Series (Class Y Shares)
                                                 Sub-Account                Sub-Account                Sub-Account
                                         --------------------------  -------------------------  ------------------------
                                                S&P 500 Index                Strategist                 Utilities
                                              (Class Y Shares)            (Class Y Shares)          (Class Y Shares)
                                         --------------------------  -------------------------  ------------------------
                                             2007          2006          2007          2006         2007         2006
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (266,810) $   (456,672) $    699,967  $   659,020  $   (35,255) $    43,043
Net realized gains (losses).............    8,764,840     4,963,028    12,012,148    9,105,903    5,503,598      611,145
Change in unrealized gains (losses).....   (2,985,194)   15,181,098    (6,661,222)   1,879,094      (55,600)   4,655,700
                                         ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................    5,512,836    19,687,454     6,050,893   11,644,017    5,412,743    5,309,888
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      451,546     9,319,299       319,518    2,719,607       36,854       38,436
Benefit payments........................   (2,380,578)   (1,812,834)   (2,846,841)  (1,966,261)    (917,992)    (628,884)
Payments on termination.................  (20,361,108)  (16,745,815)  (13,932,444)  (8,126,688)  (6,270,041)  (2,594,871)
Contract maintenance charge.............     (286,500)     (290,984)     (109,815)    (104,758)     (26,524)     (28,207)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (5,689,217)   (5,483,359)   (2,551,772)    (177,083)    (721,150)    (826,573)
Adjustment to net assets allocated to
 contract in payout period..............           --            --            --           --           --           --
                                         ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (28,265,857)  (15,013,693)  (19,121,354)  (7,655,183)  (7,898,853)  (4,040,099)
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (22,753,021)    4,673,761   (13,070,461)   3,988,834   (2,486,110)   1,269,789
NET ASSETS AT BEGINNING OF
 PERIOD.................................  161,681,023   157,007,262    98,825,765   94,836,931   33,317,211   32,047,422
                                         ------------  ------------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $138,928,002  $161,681,023  $ 85,755,304  $98,825,765  $30,831,101  $33,317,211
                                         ============  ============  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   13,990,628    15,651,334     7,496,756    8,175,626    2,977,004    3,374,776
       Units issued.....................      824,445     1,635,053       553,462      874,831      313,996      237,136
       Units redeemed...................   (3,295,663)   (3,295,759)   (1,967,084)  (1,553,701)    (958,486)    (634,908)
                                         ------------  ------------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period.............................   11,519,410    13,990,628     6,083,134    7,496,756    2,332,514    2,977,004
                                         ============  ============  ============  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Neuberger & Berman  Neuberger & Berman
                                                  Advisors Management Advisors Management        Oppenheimer
                                                        Trust                Trust         Variable Account Funds
                                                     Sub-Account          Sub-Account            Sub-Account
                                                  -----------------   ------------------  ------------------------
                                                     AMT Mid-Cap                                 Oppenheimer
                                                        Growth           AMT Partners             Balanced
                                                  -----------------   ------------------  ------------------------
                                                    2007      2006      2007      2006        2007         2006
                                                  -------   --------  --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (110)  $   (276) $ (1,360) $ (1,279) $    84,368  $    83,867
Net realized gains (losses)......................      62     (3,238)   18,889    21,220      822,559      650,932
Change in unrealized gains (losses)..............   1,359      5,536    (6,998)   (5,453)    (712,340)      43,740
                                                  -------   --------  --------  --------  -----------  -----------
Increase (decrease) in net assets from
 operations......................................   1,311      2,022    10,531    14,488      194,587      778,539
                                                  -------   --------  --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      --         --        --        --       25,498       41,650
Benefit payments.................................  (1,837)        --        --        --      (36,480)    (141,878)
Payments on termination..........................      --    (26,821)  (33,709)  (31,924)  (1,878,446)  (2,571,037)
Contract maintenance charge......................      (7)       (19)      (32)      (35)      (1,852)      (2,509)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................      --         (1)    1,696       (34)    (461,660)    (485,595)
Adjustment to net assets allocated to contract in
 payout period...................................      --         --        --        --           --           --
                                                  -------   --------  --------  --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions....................................  (1,844)   (26,841)  (32,045)  (31,993)  (2,352,940)  (3,159,369)
                                                  -------   --------  --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................    (533)   (24,819)  (21,514)  (17,505)  (2,158,353)  (2,380,830)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................   6,818     31,637   141,701   159,206    8,116,498   10,497,328
                                                  -------   --------  --------  --------  -----------  -----------
NET ASSETS AT END OF PERIOD...................... $ 6,285   $  6,818  $120,187  $141,701  $ 5,958,145  $ 8,116,498
                                                  =======   ========  ========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....     432      2,259     9,201    11,420      582,617      807,868
       Units issued..............................     196         --       251        --       22,731       33,993
       Units redeemed............................    (297)    (1,827)   (2,199)   (2,219)    (187,088)    (259,244)
                                                  -------   --------  --------  --------  -----------  -----------
    Units outstanding at end of period...........     331        432     7,253     9,201      418,260      582,617
                                                  =======   ========  ========  ========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Oppenheimer              Oppenheimer              Oppenheimer
                                        Variable Account Funds   Variable Account Funds   Variable Account Funds
                                              Sub-Account              Sub-Account              Sub-Account
                                       ------------------------  ----------------------  ------------------------
                                              Oppenheimer                                       Oppenheimer
                                                Capital                Oppenheimer                Global
                                             Appreciation               Core Bond               Securities
                                       ------------------------  ----------------------  ------------------------
                                           2007         2006        2007        2006         2007         2006
                                       -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (136,308) $  (128,539) $  154,822  $  180,504  $     2,046  $   (34,932)
Net realized gains (losses)...........     561,461      111,094      (3,506)    (13,439)   1,255,328    1,253,882
Change in unrealized gains
 (losses).............................   1,006,009      829,438     (32,057)     (9,636)    (647,266)     579,562
                                       -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................   1,431,162      811,993     119,259     157,429      610,108    1,798,512
                                       -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................     127,221      164,250      35,931      29,680      144,922      114,637
Benefit payments......................    (244,600)     (75,415)     (8,318)    (12,669)     (78,122)     (42,487)
Payments on termination...............  (2,048,692)  (1,820,949)   (296,776)   (665,750)  (1,720,502)  (1,789,242)
Contract maintenance charge...........      (7,241)      (8,262)     (1,922)     (2,158)      (6,331)      (6,785)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (611,984)    (255,029)    (29,455)    (51,604)     451,825       47,518
Adjustment to net assets allocated to
 contract in payout period............          --           --          --          --           --           --
                                       -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................  (2,785,296)  (1,995,405)   (300,540)   (702,501)  (1,208,208)  (1,676,359)
                                       -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,354,134)  (1,183,412)   (181,281)   (545,072)    (598,100)     122,153
NET ASSETS AT BEGINNING
 OF PERIOD............................  12,520,287   13,703,699   4,088,841   4,633,913   12,151,425   12,029,272
                                       -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $11,166,153  $12,520,287  $3,907,560  $4,088,841  $11,553,325  $12,151,425
                                       ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,170,736    1,367,640     294,833     347,149      635,242      731,408
       Units issued...................      80,995       63,147       9,616      10,399       87,170       67,680
       Units redeemed.................    (332,570)    (260,051)    (30,900)    (62,715)    (143,936)    (163,846)
                                       -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period...........................     919,161    1,170,736     273,549     294,833      578,476      635,242
                                       ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Oppenheimer              Oppenheimer              Oppenheimer
                                         Variable Account Funds   Variable Account Funds   Variable Account Funds
                                               Sub-Account              Sub-Account              Sub-Account
                                         ----------------------  ------------------------  ----------------------
                                                                                                 Oppenheimer
                                                                                                 Main Street
                                               Oppenheimer              Oppenheimer               Small Cap
                                               High Income              Main Street                Growth
                                         ----------------------  ------------------------  ----------------------
                                            2007        2006         2007         2006        2007        2006
                                         ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  110,423  $  117,015  $   (26,406) $   (19,475) $  (44,194) $  (54,165)
Net realized gains (losses).............     (2,942)         88      540,449      269,673     446,972     421,204
Change in unrealized gains (losses).....   (129,578)     31,377     (258,165)     847,716    (480,753)    224,374
                                         ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations.............................    (22,097)    148,480      255,878    1,097,914     (77,975)    591,413
                                         ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................     10,381      21,473       21,842       31,131      64,387      41,088
Benefit payments........................    (16,222)       (656)     (94,324)    (150,690)     (8,127)    (94,810)
Payments on termination.................   (138,766)   (230,177)  (2,101,944)  (2,012,346)   (424,317)   (462,551)
Contract maintenance charge.............       (891)     (1,055)      (3,044)      (4,044)     (3,641)     (3,955)
Transfers among the sub-accounts and
 with the Fixed Account--net............      2,844     (12,566)    (178,121)     (70,768)   (296,390)    123,189
Adjustment to net assets allocated to
 contract in payout period..............         --          --           --           --          --          --
                                         ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions..................   (142,654)   (222,981)  (2,355,591)  (2,206,717)   (668,088)   (397,039)
                                         ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (164,751)    (74,501)  (2,099,713)  (1,108,803)   (746,063)    194,374
NET ASSETS AT BEGINNING OF
 PERIOD.................................  1,907,988   1,982,489    8,285,507    9,394,310   4,715,826   4,521,452
                                         ----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD................................. $1,743,237  $1,907,988  $ 6,185,794  $ 8,285,507  $3,969,763  $4,715,826
                                         ==========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    143,557     161,136      750,565      972,894     218,450     237,722
       Units issued.....................      5,903       6,620       23,220       60,367      10,110      30,899
       Units redeemed...................    (16,390)    (24,199)    (232,068)    (282,696)    (40,010)    (50,171)
                                         ----------  ----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period.............................    133,070     143,557      541,717      750,565     188,550     218,450
                                         ==========  ==========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                Oppenheimer
                                             Oppenheimer              Oppenheimer         Variable Account Funds
                                       Variable Account Funds   Variable Account Funds    (Service Class ("SC"))
                                             Sub-Account              Sub-Account               Sub-Account
                                       ----------------------  ------------------------  ------------------------
                                             Oppenheimer              Oppenheimer               Oppenheimer
                                             MidCap Fund            Strategic Bond             Balanced (SC)
                                       ----------------------  ------------------------  ------------------------
                                          2007        2006         2007         2006         2007         2006
                                       ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (33,706) $  (40,119) $   142,077  $   206,859  $   315,857  $   133,314
Net realized gains (losses)...........        645     (79,993)     192,203      134,319    3,808,906    2,244,461
Change in unrealized gains
 (losses).............................    148,582     153,661      178,334       42,276   (3,299,259)   1,248,274
                                       ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................    115,521      33,549      512,614      383,454      825,504    3,626,049
                                       ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................      3,352       5,732       26,120       11,324      807,298    2,441,476
Benefit payments......................    (22,051)    (21,062)     (51,989)    (131,232)    (421,716)    (637,519)
Payments on termination...............   (462,282)   (411,606)  (1,622,296)  (1,521,032)  (4,102,444)  (2,611,389)
Contract maintenance charge...........       (802)     (1,065)      (1,527)      (1,855)    (129,454)    (129,797)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (184,018)    (47,918)   1,290,522      292,564       77,585     (526,728)
Adjustment to net assets allocated to
 contract in payout period............         --          --           --           --           --           --
                                       ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................   (665,801)   (475,919)    (359,170)  (1,350,231)  (3,768,731)  (1,463,957)
                                       ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...............................   (550,280)   (442,370)     153,444     (966,777)  (2,943,227)   2,162,092
NET ASSETS AT BEGINNING
 OF PERIOD............................  2,481,061   2,923,431    6,284,982    7,251,759   42,540,857   40,378,765
                                       ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $1,930,781  $2,481,061  $ 6,438,426  $ 6,284,982  $39,597,630  $42,540,857
                                       ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    289,697     350,547      426,219      518,883    2,694,373    2,790,521
       Units issued...................     11,155      15,938      132,635       56,846      245,052      501,502
       Units redeemed.................    (93,229)    (76,788)    (153,535)    (149,510)    (477,033)    (597,650)
                                       ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................    207,623     289,697      405,319      426,219    2,462,392    2,694,373
                                       ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Oppenheimer               Oppenheimer               Oppenheimer
                                    Variable Account Funds    Variable Account Funds    Variable Account Funds
                                    (Service Class ("SC"))    (Service Class ("SC"))    (Service Class ("SC"))
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                          Oppenheimer                                         Oppenheimer
                                            Capital                 Oppenheimer                 Global
                                       Appreciation (SC)          Core Bond (SC)            Securities (SC)
                                   ------------------------  ------------------------  ------------------------
                                       2007         2006         2007         2006         2007         2006
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $(1,314,718) $(1,080,727) $ 1,187,088  $   143,575  $  (208,133) $  (313,459)
Net realized gains (losses).......   3,051,850    1,041,753       16,138      (41,041)   4,705,312    4,056,767
Change in unrealized gains
 (losses).........................   7,655,208    4,300,852        5,061      689,784   (2,584,644)   2,170,402
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations..................   9,392,340    4,261,878    1,208,287      792,318    1,912,535    5,913,710
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   2,980,203   12,007,353   14,591,449   15,707,054    1,683,812    4,850,001
Benefit payments..................  (1,467,092)  (1,309,968)    (929,821)     (78,203)    (698,413)    (469,906)
Payments on termination...........  (6,966,552)  (5,530,625)  (2,654,664)    (877,570)  (4,309,268)  (2,412,621)
Contract maintenance charge.......    (254,761)    (225,536)    (131,269)     (26,840)    (112,155)    (106,662)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  (2,095,152)   1,912,439   11,764,725   10,160,078    2,011,306      201,885
Adjustment to net assets allocated
 to contract in payout period.....          --           --           --           --           --           --
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (7,803,354)   6,853,663   22,640,420   24,884,519   (1,424,718)   2,062,697
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................   1,588,986   11,115,541   23,848,707   25,676,837      487,817    7,976,407
NET ASSETS AT BEGINNING
 OF PERIOD........................  79,300,703   68,185,162   32,374,306    6,697,469   44,168,078   36,191,671
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $80,889,689  $79,300,703  $56,223,013  $32,374,306  $44,655,895  $44,168,078
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   5,620,805    5,122,406    3,076,290      657,772    2,040,446    1,930,885
       Units issued...............     794,632    1,982,787    2,993,517    3,155,439      621,776      702,441
       Units redeemed.............  (1,298,072)  (1,484,388)    (855,816)    (736,921)    (686,743)    (592,880)
                                   -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period.......................   5,117,365    5,620,805    5,213,991    3,076,290    1,975,479    2,040,446
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Oppenheimer                Oppenheimer                Oppenheimer
                                    Variable Account Funds     Variable Account Funds     Variable Account Funds
                                    (Service Class ("SC"))     (Service Class ("SC"))     (Service Class ("SC"))
                                          Sub-Account                Sub-Account                Sub-Account
                                   ------------------------  --------------------------  ------------------------
                                                                                                Oppenheimer
                                                                                                Main Street
                                          Oppenheimer                Oppenheimer                 Small Cap
                                       High Income (SC)           Main Street (SC)              Growth (SC)
                                   ------------------------  --------------------------  ------------------------
                                       2007         2006         2007          2006          2007         2006
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $ 2,136,432  $ 2,192,178  $   (927,991) $   (747,854) $  (795,629) $  (815,894)
Net realized gains (losses).......     (71,035)     (72,762)    4,678,520     2,005,354    4,295,191    3,080,780
Change in unrealized gains
 (losses).........................  (2,816,151)     706,477      (432,171)   11,585,942   (4,868,815)   3,632,966
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations..................    (750,754)   2,825,893     3,318,358    12,843,442   (1,369,253)   5,897,852
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   1,850,927    3,156,982     6,993,454    21,212,066    2,175,993    8,091,447
Benefit payments..................    (650,045)    (764,322)   (1,604,506)   (1,809,739)  (1,008,328)    (744,841)
Payments on termination...........  (4,933,368)  (3,221,752)  (10,982,662)   (6,555,943)  (4,573,513)  (2,776,580)
Contract maintenance charge.......    (137,464)    (139,294)     (388,903)     (317,967)    (187,611)    (167,373)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............     972,934      648,796    (1,111,461)    4,614,639   (1,742,459)   1,480,628
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --            --            --           --           --
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (2,897,016)    (319,590)   (7,094,078)   17,143,056   (5,335,918)   5,883,281
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (3,647,770)   2,506,303    (3,775,720)   29,986,498   (6,705,171)  11,781,133
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  40,761,249   38,254,946   117,037,426    87,050,928   55,314,677   43,533,544
                                   -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $37,113,479  $40,761,249  $113,261,706  $117,037,426  $48,609,506  $55,314,677
                                   ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   2,718,511    2,742,761     7,324,466     6,155,200    2,635,661    2,340,368
       Units issued...............     392,551      594,513     1,116,116     2,835,136      442,526    1,017,086
       Units redeemed.............    (585,302)    (618,763)   (1,527,518)   (1,665,870)    (692,505)    (721,793)
                                   -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.......................   2,525,760    2,718,511     6,913,064     7,324,466    2,385,682    2,635,661
                                   ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Oppenheimer                Oppenheimer               PIMCO
                                          Variable Account Funds     Variable Account Funds    Advisors Variable
                                          (Service Class ("SC"))     (Service Class ("SC"))     Insurance Trust
                                                Sub-Account                Sub-Account            Sub-Account
                                         ------------------------  --------------------------  ----------------
                                                Oppenheimer                Oppenheimer
                                             MidCap Fund (SC)          Strategic Bond (SC)      OpCap Balanced
                                         ------------------------  --------------------------  ----------------
                                             2007         2006         2007          2006        2007     2006
                                         -----------  -----------  ------------  ------------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  (368,396) $  (354,411) $  2,461,019  $  2,939,206  $   (19) $   (65)
Net realized gains (losses).............   1,156,263      559,878     1,499,491       294,829      720      273
Change in unrealized gains (losses).....     237,809      (98,425)    6,369,872     3,583,649   (1,292)     648
                                         -----------  -----------  ------------  ------------  -------  -------
Increase (decrease) in net assets from
 operations.............................   1,025,676      107,042    10,330,382     6,817,684     (591)     856
                                         -----------  -----------  ------------  ------------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................   1,002,446    3,274,690     6,639,536    14,108,228       --       --
Benefit payments........................    (589,459)    (304,236)   (2,144,052)   (2,352,422)      --       --
Payments on termination.................  (2,145,316)  (1,251,108)  (11,818,478)   (8,722,625)    (136)      --
Contract maintenance charge.............     (75,016)     (67,691)     (424,412)     (391,360)     (16)     (20)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (567,856)   1,162,354     2,257,586     9,045,709       69        3
Adjustment to net assets allocated to
 contract in payout period..............          --           --            --            --       --       --
                                         -----------  -----------  ------------  ------------  -------  -------
Increase (decrease) in net assets from
 contract transactions..................  (2,375,201)   2,814,009    (5,489,820)   11,687,530      (83)     (17)
                                         -----------  -----------  ------------  ------------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (1,349,525)   2,921,051     4,840,562    18,505,214     (674)     839
NET ASSETS AT BEGINNING OF
 PERIOD.................................  22,453,432   19,532,381   132,951,330   114,446,116   10,216    9,377
                                         -----------  -----------  ------------  ------------  -------  -------
NET ASSETS AT END OF
 PERIOD................................. $21,103,907  $22,453,432  $137,791,892  $132,951,330  $ 9,542  $10,216
                                         ===========  ===========  ============  ============  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   1,382,081    1,214,597     9,618,452     8,739,811      857      858
       Units issued.....................     223,468      439,444     1,650,949     2,987,348        6       --
       Units redeemed...................    (359,742)    (271,960)   (2,027,824)   (2,108,707)     (13)      (1)
                                         -----------  -----------  ------------  ------------  -------  -------
    Units outstanding at end of
     period.............................   1,245,807    1,382,081     9,241,577     9,618,452      850      857
                                         ===========  ===========  ============  ============  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    PIMCO Advisors                PIMCO                    PIMCO
                                                    Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                                      Sub-Account              Sub-Account              Sub-Account
                                                    -----------------------  -----------------------  -----------------------
                                                    OpCap Small Cap           Foreign Bond              Money Market
                                                    -----------------------  -----------------------  -----------------------
                                                     2007         2006        2007         2006         2007        2006
                                                      ------       ------      ------       ------      -------      ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)....................... $  (35)      $  (31)     $   55       $   44      $   510      $  272
Net realized gains (losses)........................    503          111         (36)          45           --          --
Change in unrealized gains (losses)................   (489)         321          10          (61)          --          --
                                                      ------       ------      ------       ------      -------      ------
Increase (decrease) in net assets from operations..    (21)         401          29           28          510         272
                                                      ------       ------      ------       ------      -------      ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits...........................................     --           --         264           72           --          --
Benefit payments...................................     --           --          --           --           --          --
Payments on termination............................     --           --          --           --         (797)         --
Contract maintenance charge........................     (7)          (7)         (9)          (9)         (18)        (20)
Transfers among the sub-accounts and with the Fixed
 Account--net......................................      1            2         293          125       16,577          25
Adjustment to net assets allocated to contract in
 payout period.....................................     --           --          --           --           --          --
                                                      ------       ------      ------       ------      -------      ------
Increase (decrease) in net assets from contract
 transactions......................................     (6)          (5)        548          188       15,762           5
                                                      ------       ------      ------       ------      -------      ------
INCREASE (DECREASE) IN NET ASSETS..................    (27)         396         577          216       16,272         277
NET ASSETS AT BEGINNING OF PERIOD..................  2,209        1,813       2,744        2,528        9,178       8,901
                                                      ------       ------      ------       ------      -------      ------
NET ASSETS AT END OF PERIOD........................ $2,182       $2,209      $3,321       $2,744      $25,450      $9,178
                                                      ======       ======      ======       ======      =======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.......    121          121         234          217          892         891
       Units issued................................     --           --          44           17        1,578           6
       Units redeemed..............................     --           --          --           --          (76)         (5)
                                                      ------       ------      ------       ------      -------      ------
    Units outstanding at end of period.............    121          121         278          234        2,394         892
                                                      ======       ======      ======       ======      =======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        PIMCO                       PIMCO                  PIMCO
                                                  Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                                     Sub-Account                 Sub-Account            Sub-Account
                                                  -----------------------  ----------------------   -----------------------
                                                                                  PIMCO VIT              PIMCO VIT
                                                                               Commodity Real             Emerging
                                                     PIMCO Total                   Return               Markets Bond
                                                       Return                     Strategy             (Admin Shares)
                                                  -----------------------  ----------------------   -----------------------
                                                    2007         2006         2007       2006 (af)     2007      2006 (af)
                                                    -------     -------    ----------   ----------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   461      $   344     $   61,399   $   47,459  $  25,688    $  5,051
Net realized gains (losses)......................     (31)          77        (14,981)       5,707     18,777       5,632
Change in unrealized gains (losses)..............     558          (88)       388,199     (120,909)   (18,620)     10,969
                                                    -------     -------    ----------   ----------   ---------   --------
Increase (decrease) in net assets from
 operations......................................     988          333        434,617      (67,743)    25,845      21,652
                                                    -------     -------    ----------   ----------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................   1,752        3,005        105,928      985,078     51,400     233,781
Benefit payments.................................      --           --         (8,428)          --    (15,479)         --
Payments on termination..........................      --       (1,077)       (92,410)      (9,373)  (117,069)     (3,063)
Contract maintenance charge......................     (18)         (18)       (10,438)      (1,981)    (2,819)       (335)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................      92          (17)       136,006    1,127,607    340,245     205,883
Adjustment to net assets allocated to contract in
 payout period...................................      --           --             --           --         --          --
                                                    -------     -------    ----------   ----------   ---------   --------
Increase (decrease) in net assets from contract
 transactions....................................   1,826        1,893        130,658    2,101,331    256,278     436,266
                                                    -------     -------    ----------   ----------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS..........................................   2,814        2,226        565,275    2,033,588    282,123     457,918
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  12,548       10,322      2,033,588           --    457,918          --
                                                    -------     -------    ----------   ----------   ---------   --------
NET ASSETS AT END OF PERIOD...................... $15,362      $12,548     $2,598,863   $2,033,588  $ 740,041    $457,918
                                                    =======     =======    ==========   ==========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   1,061          893        214,244           --     42,786          --
       Units issued..............................     156          260         81,818      222,426     60,270      59,305
       Units redeemed............................      (4)         (92)       (69,936)      (8,182)   (36,613)    (16,519)
                                                    -------     -------    ----------   ----------   ---------   --------
    Units outstanding at end of period...........   1,213        1,061        226,126      214,244     66,443      42,786
                                                    =======     =======    ==========   ==========   =========   ========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                PIMCO                     PIMCO
                                       Variable Insurance Trust Variable Insurance Trust    Putnam Variable Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                       ----------------------   ------------------------  ------------------------
                                           PIMCO VIT Real            PIMCO VIT Total             VT American
                                               Return                    Return                  Government
                                          (Advisor Shares)          (Advisor Shares)               Income
                                       ----------------------   ------------------------  ------------------------
                                          2007       2006 (af)      2007      2006 (af)       2007         2006
                                       ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  180,869   $   17,137  $   581,093  $   121,021  $ 1,689,905  $ 1,496,871
Net realized gains (losses)...........     32,483       42,035       36,712       60,040     (318,479)    (539,710)
Change in unrealized gains
 (losses).............................    485,274      (71,786)     850,224       20,278    1,794,968      (82,313)
                                       ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................    698,626      (12,614)   1,468,029      201,339    3,166,394      874,848
                                       ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................     38,307    1,019,042      432,172    7,145,563      151,440      133,505
Benefit payments......................         --       (4,719)    (140,116)    (121,607)  (1,144,777)    (959,410)
Payments on termination...............   (737,542)    (135,887)  (1,525,096)    (141,407)  (6,429,439)  (6,674,195)
Contract maintenance charge...........    (25,612)        (814)     (76,016)      (4,291)     (79,582)     (87,599)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................  8,050,394      933,339   11,671,904    4,951,140    2,467,847     (141,939)
Adjustment to net assets allocated to
 contract in payout period............         --           --           --           --           --           --
                                       ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................  7,325,547    1,810,961   10,362,848   11,829,398   (5,034,511)  (7,729,638)
                                       ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  8,024,173    1,798,347   11,830,877   12,030,737   (1,868,117)  (6,854,790)
NET ASSETS AT BEGINNING
 OF PERIOD............................  1,798,347           --   12,030,737           --   49,819,258   56,674,048
                                       ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $9,822,520   $1,798,347  $23,861,614  $12,030,737  $47,951,141  $49,819,258
                                       ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    177,682           --    1,167,554           --    4,029,329    4,673,528
       Units issued...................    872,325      241,319    1,424,758    1,575,196      574,972      902,355
       Units redeemed.................   (154,972)     (63,637)    (423,142)    (407,642)    (973,195)  (1,546,554)
                                       ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................    895,035      177,682    2,169,170    1,167,554    3,631,106    4,029,329
                                       ==========   ==========  ===========  ===========  ===========  ===========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Putnam Variable Trust     Putnam Variable Trust     Putnam Variable Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  ------------------------  ------------------------
                                             VT Capital                VT Capital               VT Discovery
                                            Appreciation              Opportunities                Growth
                                      ------------------------  ------------------------  ------------------------
                                          2007         2006         2007         2006         2007         2006
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  (194,932) $  (214,546) $  (119,378) $   (97,937) $  (236,126) $  (235,656)
Net realized gains (losses)..........   1,747,743    2,168,935      880,695      845,182    2,534,774      875,764
Change in unrealized gains
 (losses)............................  (2,696,015)    (266,950)  (1,594,153)     202,152     (861,456)     931,658
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................  (1,143,204)   1,687,439     (832,836)     949,397    1,437,192    1,571,766
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      24,335       64,536       11,543       16,274      108,453       95,444
Benefit payments.....................    (265,679)    (300,512)     (46,302)     (42,730)    (135,656)    (176,525)
Payments on termination..............  (2,173,509)  (1,982,236)  (1,571,112)  (1,002,400)  (2,245,015)  (1,608,092)
Contract maintenance charge..........     (30,298)     (31,761)     (20,679)     (16,910)     (43,289)     (43,106)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................     440,908      (19,474)     501,228    1,967,151      179,470     (650,309)
Adjustment to net assets allocated
 to contract in payout period........          --           --           --           --           --           --
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (2,004,243)  (2,269,447)  (1,125,322)     921,385   (2,136,037)  (2,382,588)
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (3,147,447)    (582,008)  (1,958,158)   1,870,782     (698,845)    (810,822)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  16,265,051   16,847,059    8,301,989    6,431,207   16,757,460   17,568,282
                                      -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $13,117,604  $16,265,051  $ 6,343,831  $ 8,301,989  $16,058,615  $16,757,460
                                      ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   1,670,037    1,917,485      446,172      392,880    2,971,261    3,413,222
       Units issued..................     214,086      345,488      216,914      296,953      335,023      313,785
       Units redeemed................    (415,869)    (592,936)    (280,640)    (243,661)    (686,109)    (755,746)
                                      -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..........................   1,468,254    1,670,037      382,446      446,172    2,620,175    2,971,261
                                      ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Putnam Variable Trust      Putnam Variable Trust      Putnam Variable Trust
                                                 Sub-Account                Sub-Account                Sub-Account
                                         --------------------------  ------------------------  --------------------------
                                                                                                      VT The George
                                               VT Diversified                VT Equity                 Putnam Fund
                                                   Income                     Income                    of Boston
                                         --------------------------  ------------------------  --------------------------
                                             2007          2006          2007         2006         2007          2006
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  2,908,027  $  3,751,655  $    (2,966) $   (61,773) $  2,787,193  $  2,513,104
Net realized gains (losses).............     (391,403)     (461,962)   3,793,442    1,684,155    23,457,249    13,093,672
Change in unrealized gains (losses).....     (449,213)      738,730   (3,068,540)   3,535,067   (26,346,702)    5,762,238
                                         ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................    2,067,411     4,028,423      721,936    5,157,449      (102,260)   21,369,014
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      288,062       233,650       78,532       36,985     2,648,651     9,412,920
Benefit payments........................   (2,130,769)   (2,461,452)    (235,025)    (241,811)   (4,611,780)   (4,392,422)
Payments on termination.................  (17,181,337)  (11,234,981)  (7,337,656)  (3,686,618)  (32,497,991)  (29,835,742)
Contract maintenance charge.............     (111,418)     (116,666)     (68,536)     (55,389)     (380,151)     (392,598)
Transfers among the sub-accounts and
 with the Fixed Account--net............    4,618,144     5,714,029    5,261,761    7,083,429      (513,793)  (21,866,282)
Adjustment to net assets allocated to
 contract in payout period..............           --            --           --           --            --            --
                                         ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................  (14,517,318)   (7,865,420)  (2,300,924)   3,136,596   (35,355,064)  (47,074,124)
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (12,449,907)   (3,836,997)  (1,578,988)   8,294,045   (35,457,324)  (25,705,110)
NET ASSETS AT BEGINNING OF
 PERIOD.................................   83,597,859    87,434,856   36,749,857   28,455,812   211,492,030   237,197,140
                                         ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $ 71,147,952  $ 83,597,859  $35,170,869  $36,749,857  $176,034,706  $211,492,030
                                         ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    5,915,272     6,486,148    2,266,811    2,057,424    16,005,682    19,864,360
       Units issued.....................      905,770     1,415,438      553,751      877,704     1,700,532     5,119,145
       Units redeemed...................   (1,916,993)   (1,986,314)    (688,993)    (668,317)   (4,391,664)   (8,977,823)
                                         ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period.............................    4,904,049     5,915,272    2,131,569    2,266,811    13,314,550    16,005,682
                                         ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Putnam Variable Trust     Putnam Variable Trust        Putnam Variable Trust
                                              Sub-Account               Sub-Account                  Sub-Account
                                       ------------------------  -------------------------  ----------------------------
                                            VT Global Asset              VT Global                  VT Growth and
                                              Allocation                   Equity                      Income
                                       ------------------------  -------------------------  ----------------------------
                                           2007         2006         2007          2006          2007           2006
                                       -----------  -----------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (512,710) $   479,085  $    440,824  $  (562,950) $    (193,485) $   1,091,909
Net realized gains (losses)...........   1,938,690      708,682      (936,945)  (2,561,120)    89,078,565     27,530,163
Change in unrealized gains
 (losses).............................    (657,885)   3,754,142     5,018,244   14,144,824   (119,833,523)    46,267,045
                                       -----------  -----------  ------------  -----------  -------------  -------------
Increase (decrease) in net assets from
 operations...........................     768,095    4,941,909     4,522,123   11,020,754    (30,948,443)    74,889,117
                                       -----------  -----------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................   2,401,418    5,472,707       109,350       97,112      2,320,965      3,984,486
Benefit payments......................    (746,386)    (923,869)     (734,571)  (1,008,696)   (10,855,515)   (10,996,580)
Payments on termination...............  (7,774,512)  (4,272,755)  (10,366,033)  (5,571,451)   (89,920,624)   (71,871,853)
Contract maintenance charge...........    (121,596)     (89,825)     (115,819)    (110,645)      (872,387)      (963,347)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   3,443,697    7,100,422     1,267,012      716,069    (16,822,542)   (23,404,566)
Adjustment to net assets allocated to
 contract in payout period............          --           --            --           --             --             --
                                       -----------  -----------  ------------  -----------  -------------  -------------
Increase (decrease) in net assets from
 contract transactions................  (2,797,379)   7,286,680    (9,840,061)  (5,877,611)  (116,150,103)  (103,251,860)
                                       -----------  -----------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (2,029,284)  12,228,589    (5,317,938)   5,143,143   (147,098,546)   (28,362,743)
NET ASSETS AT BEGINNING
 OF PERIOD............................  51,614,446   39,385,857    59,229,417   54,086,274    557,236,628    585,599,371
                                       -----------  -----------  ------------  -----------  -------------  -------------
NET ASSETS AT END OF
 PERIOD............................... $49,585,162  $51,614,446  $ 53,911,479  $59,229,417  $ 410,138,082  $ 557,236,628
                                       ===========  ===========  ============  ===========  =============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   3,912,655    3,354,876     6,001,993    6,651,795     44,194,145     53,314,443
       Units issued...................   1,006,025    1,592,741       688,604      807,169      2,895,840      3,735,700
       Units redeemed.................  (1,254,759)  (1,034,962)   (1,575,031)  (1,456,971)   (12,182,998)   (12,855,998)
                                       -----------  -----------  ------------  -----------  -------------  -------------
    Units outstanding at end of
     period...........................   3,663,921    3,912,655     5,115,566    6,001,993     34,906,987     44,194,145
                                       ===========  ===========  ============  ===========  =============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                                Sub-Account                Sub-Account                 Sub-Account
                                         ------------------------  --------------------------  --------------------------
                                                 VT Growth                  VT Health                    VT High
                                               Opportunities                Sciences                      Yield
                                         ------------------------  --------------------------  --------------------------
                                             2007         2006         2007          2006          2007          2006
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  (267,277) $  (291,841) $   (354,223) $   (788,902) $  5,997,583  $  5,963,236
Net realized gains (losses).............    (883,737)  (1,658,024)    2,501,954     1,643,681      (328,328)     (533,536)
Change in unrealized gains (losses).....   1,952,659    3,355,481    (2,780,690)      (37,203)   (4,369,630)    2,753,335
                                         -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................     801,645    1,405,616      (632,959)      817,576     1,299,625     8,183,035
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      73,396       92,949       280,159       453,362     3,097,408     4,866,964
Benefit payments........................    (446,891)    (396,753)     (776,703)   (1,300,280)   (1,743,780)   (1,908,347)
Payments on termination.................  (3,342,273)  (2,057,295)   (9,938,353)   (7,743,123)  (13,448,577)  (11,300,303)
Contract maintenance charge.............     (42,414)     (47,772)     (149,863)     (176,545)     (218,543)     (215,895)
Transfers among the sub-accounts and
 with the Fixed Account--net............     (98,657)  (1,151,742)   (4,425,502)   (4,179,895)   (2,060,384)      344,601
Adjustment to net assets allocated to
 contract in payout period..............          --           --            --            --            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................  (3,856,839)  (3,560,613)  (15,010,262)  (12,946,481)  (14,373,876)   (8,212,980)
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (3,055,194)  (2,154,997)  (15,643,221)  (12,128,905)  (13,074,251)      (29,945)
NET ASSETS AT BEGINNING OF
 PERIOD.................................  20,995,299   23,150,296    67,226,521    79,355,426    97,206,720    97,236,665
                                         -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $17,940,105  $20,995,299  $ 51,583,300  $ 67,226,521  $ 84,132,469  $ 97,206,720
                                         ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   4,517,470    5,332,050     5,444,668     6,508,299     6,642,058     7,309,655
       Units issued.....................     494,143      580,373       382,670       636,966       967,888     1,542,379
       Units redeemed...................  (1,296,917)  (1,394,953)   (1,553,031)   (1,700,597)   (1,972,816)   (2,209,976)
                                         -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.............................   3,714,696    4,517,470     4,274,307     5,444,668     5,637,130     6,642,058
                                         ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust      Putnam Variable Trust
                                               Sub-Account                 Sub-Account                Sub-Account
                                       --------------------------  --------------------------  -------------------------
                                                                                                           VT
                                                                               VT                    International
                                                                          International                Growth and
                                                VT Income                    Equity                      Income
                                       --------------------------  --------------------------  -------------------------
                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  7,889,617  $  5,927,277  $  4,470,480  $ (2,697,577) $    300,261  $  (123,626)
Net realized gains (losses)...........     (218,844)     (509,297)   58,626,824    10,657,031    18,018,656    2,948,185
Change in unrealized gains
 (losses).............................      (90,225)      879,751   (40,153,403)   60,869,323   (14,035,621)  12,125,140
                                       ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations...........................    7,580,548     6,297,731    22,943,901    68,828,777     4,283,296   14,949,699
                                       ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................    8,927,440    16,894,062     7,644,037    12,840,509       236,117      169,606
Benefit payments......................   (4,506,105)   (5,332,620)   (5,230,595)   (3,593,403)   (1,365,575)    (981,008)
Payments on termination...............  (29,054,568)  (24,459,450)  (52,375,938)  (29,916,834)  (14,185,142)  (7,344,267)
Contract maintenance charge...........     (485,702)     (446,974)     (665,207)     (564,893)     (140,501)    (121,973)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    4,226,682    12,683,838     9,660,748    16,503,315     2,884,402    9,022,804
Adjustment to net assets allocated to
 contract in payout period............           --            --            --            --            --           --
                                       ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions................  (20,892,253)     (661,144)  (40,966,955)   (4,731,306)  (12,570,699)     745,162
                                       ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (13,311,705)    5,636,587   (18,023,054)   64,097,471    (8,287,403)  15,694,861
NET ASSETS AT BEGINNING
 OF PERIOD............................  214,022,515   208,385,928   332,656,980   268,559,509    73,974,970   58,280,109
                                       ------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $200,710,810  $214,022,515  $314,633,926  $332,656,980  $ 65,687,567  $73,974,970
                                       ============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   17,750,726    17,575,202    21,968,011    22,597,319     4,476,288    4,420,308
       Units issued...................    3,066,393     5,607,314     3,393,027     5,098,918       814,924    1,367,784
       Units redeemed.................   (4,667,836)   (5,431,790)   (6,199,008)   (5,728,226)   (1,518,050)  (1,311,804)
                                       ------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period...........................   16,149,283    17,750,726    19,162,030    21,968,011     3,773,162    4,476,288
                                       ============  ============  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Putnam Variable Trust      Putnam Variable Trust      Putnam Variable Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                   ------------------------  --------------------------  ------------------------
                                              VT
                                         International
                                              New                                               VT Mid Cap
                                         Opportunities              VT Investors                   Value
                                   ------------------------  --------------------------  ------------------------
                                       2007         2006         2007          2006          2007         2006
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (217,187) $   (28,349) $ (1,615,041) $ (1,606,866) $    13,151  $  (214,108)
Net realized gains (losses).......   3,437,488    1,696,110       707,770    (2,300,098)   2,527,037    1,496,127
Change in unrealized gains
 (losses).........................   1,244,562    6,683,064    (7,938,716)   23,613,015   (2,358,068)   1,082,688
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations..................   4,464,863    8,350,825    (8,845,987)   19,706,051      182,120    2,364,707
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................     153,256      201,750     1,318,138     4,148,088       62,598       60,733
Benefit payments..................    (496,054)    (637,944)   (3,022,675)   (3,645,028)    (156,522)    (139,365)
Payments on termination...........  (6,647,183)  (4,007,808)  (27,231,424)  (20,386,373)  (3,694,121)  (2,229,807)
Contract maintenance charge.......    (106,051)    (104,947)     (329,736)     (340,997)     (38,792)     (36,177)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   1,249,115    1,655,235    (5,290,570)    2,837,281      329,726    3,946,788
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --            --            --           --           --
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (5,846,917)  (2,893,714)  (34,556,267)  (17,387,029)  (3,497,111)   1,602,172
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (1,382,054)   5,457,111   (43,402,254)    2,319,022   (3,314,991)   3,966,879
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  40,873,805   35,416,694   172,343,233   170,024,211   19,861,723   15,894,844
                                   -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $39,491,751  $40,873,805  $128,940,979  $172,343,233  $16,546,732  $19,861,723
                                   ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   3,427,496    3,636,393    18,054,637    20,334,874    1,083,113      983,344
       Units issued...............     701,298    1,661,650     1,429,065     2,778,908      234,361      502,749
       Units redeemed.............  (1,076,181)  (1,870,547)   (5,091,027)   (5,059,145)    (417,684)    (402,980)
                                   -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.......................   3,052,613    3,427,496    14,392,675    18,054,637      899,790    1,083,113
                                   ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                      Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                           Sub-Account                 Sub-Account                 Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                            VT Money                     VT New
                                             Market                   Opportunities               VT New Value
                                   --------------------------  --------------------------  --------------------------
                                       2007          2006          2007          2006          2007          2006
                                   ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  4,901,425  $  3,468,481  $ (1,426,134) $ (1,599,060) $   (637,934) $   (756,061)
Net realized gains (losses).......           --            --    (7,678,785)   (9,678,351)   25,846,276    18,588,341
Change in unrealized gains
 (losses).........................           --            --    13,827,773    19,006,110   (35,748,178)    7,875,714
                                   ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations..................    4,901,425     3,468,481     4,722,854     7,728,699   (10,539,836)   25,707,994
                                   ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................    9,484,967    25,712,800       262,674       424,118     5,625,733    18,287,730
Benefit payments..................  (13,445,862)  (16,259,561)   (1,437,195)   (1,690,796)   (2,416,272)   (2,643,591)
Payments on termination...........  (52,267,509)  (27,637,506)  (16,227,089)  (12,006,356)  (27,349,327)  (17,475,579)
Contract maintenance charge.......     (475,483)     (378,776)     (256,495)     (285,795)     (467,718)     (413,760)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   58,949,744    65,981,016    (5,080,946)   (6,199,881)   (1,758,201)    1,385,173
Adjustment to net assets allocated
 to contract in payout period.....           --            --            --            --            --            --
                                   ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......    2,245,857    47,417,973   (22,739,051)  (19,758,710)  (26,365,785)     (860,027)
                                   ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................    7,147,282    50,886,454   (18,016,197)  (12,030,011)  (36,905,621)   24,847,967
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  150,672,007    99,785,553   109,501,230   121,531,241   201,898,924   177,050,957
                                   ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $157,819,289  $150,672,007  $ 91,485,033  $109,501,230  $164,993,303  $201,898,924
                                   ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   14,482,366     9,814,723    13,160,813    15,595,461    11,866,775    11,845,936
       Units issued...............   16,714,326    21,252,701       652,580     1,235,037     1,693,274     3,112,962
       Units redeemed.............  (16,459,681)  (16,585,058)   (3,193,817)   (3,669,685)   (3,280,451)   (3,092,123)
                                   ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.......................   14,737,011    14,482,366    10,619,576    13,160,813    10,279,598    11,866,775
                                   ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                          Sub-Account                Sub-Account                 Sub-Account
                                   ------------------------  --------------------------  --------------------------
                                           VT OTC &
                                           Emerging                                             VT Small Cap
                                            Growth                   VT Research                    Value
                                   ------------------------  --------------------------  --------------------------
                                       2007         2006         2007          2006          2007          2006
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (410,739) $  (416,671) $   (762,915) $   (721,372) $ (1,297,588) $ (1,878,308)
Net realized gains (losses).......  (2,264,003)  (3,051,591)    2,363,141       328,561    27,360,701    27,397,789
Change in unrealized gains
 (losses).........................   5,921,899    6,635,614    (1,452,534)    8,534,273   (44,399,126)   (1,552,239)
                                   -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations..................   3,247,157    3,167,352       147,692     8,141,462   (18,336,013)   23,967,242
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................      47,692       91,118       156,804       211,836       474,621       573,350
Benefit payments..................    (445,903)    (404,229)   (1,003,955)   (1,410,110)   (2,185,668)   (1,895,516)
Payments on termination...........  (3,993,778)  (3,305,652)  (12,248,275)  (10,183,211)  (26,058,595)  (19,098,463)
Contract maintenance charge.......     (84,900)     (86,445)     (168,694)     (189,140)     (194,742)     (228,378)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............  (1,293,012)    (849,702)   (4,943,512)   (5,209,385)   (8,706,517)   (3,784,783)
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --            --            --            --            --
                                   -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......  (5,769,901)  (4,554,910)  (18,207,632)  (16,780,010)  (36,670,901)  (24,433,790)
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (2,522,744)  (1,387,558)  (18,059,940)   (8,638,548)  (55,006,914)     (466,548)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  29,517,870   30,905,428    84,867,780    93,506,328   164,020,480   164,487,028
                                   -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $26,995,126  $29,517,870  $ 66,807,840  $ 84,867,780  $109,013,566  $164,020,480
                                   ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   6,258,417    7,200,524     8,102,389     9,811,120     7,372,833     8,460,279
       Units issued...............     924,253      678,176       382,085       845,630       614,417     1,044,019
       Units redeemed.............  (2,011,082)  (1,620,283)   (2,032,873)   (2,554,361)   (2,238,480)   (2,131,465)
                                   -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.......................   5,171,588    6,258,417     6,451,601     8,102,389     5,748,770     7,372,833
                                   ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                          Sub-Account                 Sub-Account                 Sub-Account
                                   -------------------------  --------------------------  --------------------------
                                          VT Utilities
                                           Growth and
                                             Income                    VT Vista                   VT Voyager
                                   -------------------------  --------------------------  --------------------------
                                       2007          2006         2007          2006          2007          2006
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $    165,491  $   750,950  $ (1,142,023) $ (1,328,285) $ (4,048,963) $ (4,310,021)
Net realized gains (losses).......    3,911,172      814,086       401,097      (932,388)  (16,146,309)  (26,327,164)
Change in unrealized gains
 (losses).........................    4,315,709    9,234,463     3,178,733     5,804,482    31,563,983    41,510,623
                                   ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations..................    8,392,372   10,799,499     2,437,807     3,543,809    11,368,711    10,873,438
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................       67,621       88,433       246,191       675,696     1,377,936     5,945,334
Benefit payments..................     (880,072)  (1,577,655)   (1,219,601)   (1,070,685)   (4,702,256)   (5,701,842)
Payments on termination...........   (9,100,898)  (5,629,853)  (13,310,841)  (10,366,329)  (43,272,071)  (35,306,346)
Contract maintenance charge.......      (87,340)     (82,167)     (190,480)     (221,003)     (636,980)     (722,065)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............     (745,266)    (823,451)   (6,538,355)   (2,933,081)  (23,471,992)  (25,504,508)
Adjustment to net assets
 allocated to contract in payout
 period...........................           --           --            --            --            --            --
                                   ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......  (10,745,955)  (8,024,693)  (21,013,086)  (13,915,402)  (70,705,363)  (61,289,427)
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................   (2,353,583)   2,774,806   (18,575,279)  (10,371,593)  (59,336,652)  (50,415,989)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................   50,959,010   48,184,204    87,411,859    97,783,452   303,968,673   354,384,662
                                   ------------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $ 48,605,427  $50,959,010  $ 68,836,580  $ 87,411,859  $244,632,021  $303,968,673
                                   ============  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    3,637,160    4,305,917     8,514,698     9,918,521    33,891,275    41,526,539
       Units issued...............      452,927      628,539       411,926     1,123,476     1,809,854     3,714,948
       Units redeemed.............   (1,158,067)  (1,297,296)   (2,398,328)   (2,527,299)   (9,458,657)  (11,350,212)
                                   ------------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.......................    2,932,020    3,637,160     6,528,296     8,514,698    26,242,472    33,891,275
                                   ============  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Rydex            STI Classic               STI Classic
                                                  Variable Trust       Variable Trust           Variable Trust
                                                    Sub-Account         Sub-Account               Sub-Account
                                                  --------------  -----------------------  ------------------------
                                                                                                  STI Clasic
                                                                         STI Clasic                Large Cap
                                                                       Large Cap Core            Growth Stock
                                                     Rydex OTC        Equity Fund (o)              Fund (p)
                                                  --------------  -----------------------  ------------------------
                                                   2007    2006       2007        2006         2007         2006
                                                  ------  ------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (83) $  (63) $   (17,390) $  (12,493) $  (182,145) $  (279,631)
Net realized gains (losses)......................     15      58      653,061     580,082    1,340,567    1,067,397
Change in unrealized gains (losses)..............    902     232     (624,567)    118,347    1,015,809    1,232,470
                                                  ------  ------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations......................................    834     227       11,104     685,936    2,174,231    2,020,236
                                                  ------  ------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................  1,152   1,205       13,413      93,011      131,957      181,628
Benefit payments.................................     --      --      (54,747)    (19,271)    (530,924)    (717,553)
Payments on termination..........................     --    (441)  (1,496,643)   (872,240)  (6,361,336)  (8,332,825)
Contract maintenance charge......................     (6)     (5)      (5,163)     (5,801)     (10,066)     (12,001)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     --      (1)     169,350    (139,935)    (912,024)    (693,300)
Adjustment to net assets allocated to contract in
 payout period...................................     --      --           --          --           --           --
                                                  ------  ------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions....................................  1,146     758   (1,373,790)   (944,236)  (7,682,393)  (9,574,051)
                                                  ------  ------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................  1,980     985   (1,362,686)   (258,300)  (5,508,162)  (7,553,815)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  4,635   3,650    5,012,867   5,271,167   21,018,168   28,571,983
                                                  ------  ------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD...................... $6,615  $4,635  $ 3,650,181  $5,012,867  $15,510,006  $21,018,168
                                                  ======  ======  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period......................................    354     291      366,980     444,147    1,120,381    1,599,353
       Units issued..............................     82      97       47,006      24,316       52,419       69,117
       Units redeemed............................     (1)    (34)    (145,130)   (101,483)    (417,863)    (548,089)
                                                  ------  ------  -----------  ----------  -----------  -----------
    Units outstanding at end of period...........    435     354      268,856     366,980      754,937    1,120,381
                                                  ======  ======  ===========  ==========  ===========  ===========

--------
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             STI Classic               STI Classic               STI Classic
                                           Variable Trust            Variable Trust            Variable Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  ------------------------  ------------------------
                                                 STI                       STI                       STI
                                            International              Investment                 Large Cap
                                               Equity                  Grade Bond               Value Equity
                                      ------------------------  ------------------------  ------------------------
                                      2007 (j)(q)      2006       2007 (q)       2006         2007         2006
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $     9,608  $    (9,882) $   189,432  $   301,834  $    17,835  $    (4,178)
Net realized gains (losses)..........   1,313,686      274,883      (76,221)     (25,339)   2,089,682    1,511,224
Change in unrealized gains
 (losses)............................  (1,042,650)     622,896         (265)     (10,388)  (1,438,636)   3,128,809
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................     280,644      887,897      112,946      266,107      668,881    4,635,855
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      23,968      154,507       34,386      223,949       87,836      175,968
Benefit payments.....................     (17,687)     (18,907)     (41,853)    (224,377)    (551,823)    (624,816)
Payments on termination..............    (447,262)  (1,452,340)  (1,572,238)  (2,684,849)  (6,341,829)  (8,554,755)
Contract maintenance charge..........        (554)      (1,603)      (2,481)      (8,011)     (10,154)     (11,256)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................  (3,972,482)    (147,144)  (7,600,818)    (372,683)    (410,014)    (629,109)
Adjustment to net assets allocated
 to contract in payout period........          --           --           --           --           --           --
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (4,414,017)  (1,465,487)  (9,183,004)  (3,065,971)  (7,225,984)  (9,643,968)
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (4,133,373)    (577,590)  (9,070,058)  (2,799,864)  (6,557,103)  (5,008,113)
NET ASSETS AT BEGINNING
 OF PERIOD...........................   4,133,373    4,710,963    9,070,058   11,869,922   22,014,500   27,022,613
                                      -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $        --  $ 4,133,373  $        --  $ 9,070,058  $15,457,397  $22,014,500
                                      ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................     230,244      320,524      689,496      900,143    1,011,308    1,457,862
       Units issued..................     181,684       18,619       82,104       66,826       56,161       58,621
       Units redeemed................    (411,928)    (108,899)    (771,600)    (277,473)    (356,711)    (505,175)
                                      -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..........................          --      230,244           --      689,496      710,758    1,011,308
                                      ===========  ===========  ===========  ===========  ===========  ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(q)For the period beginning January 1, 2007 and ended April 27, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                STI Classic               STI Classic               The Universal
                                              Variable Trust            Variable Trust        Institutional Funds, Inc.
                                                Sub-Account               Sub-Account                Sub-Account
                                         ------------------------  ------------------------  --------------------------
                                                STI Mid-Cap                   STI                  Van Kampen UIF
                                                Core Equity                Small Cap                  Emerging
                                                 Fund (r)                Value Equity              Markets Equity
                                         ------------------------  ------------------------  --------------------------
                                             2007         2006         2007         2006         2007          2006
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (90,170) $  (100,683) $   (59,204) $  (113,577) $   (780,936) $   (506,348)
Net realized gains (losses).............   1,537,700    1,114,077    2,636,696    3,627,372    18,870,282     8,818,934
Change in unrealized gains (losses).....  (1,061,753)    (201,482)  (2,331,112)  (2,081,522)    2,895,074     8,893,578
                                         -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................     385,777      811,912      246,380    1,432,273    20,984,420    17,206,164
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      45,180       49,123      204,782      849,155       153,157       249,434
Benefit payments........................    (130,671)    (214,041)     (56,719)     (77,550)   (1,288,624)   (1,099,232)
Payments on termination.................  (2,575,040)  (2,554,169)  (2,506,787)  (2,697,982)  (13,550,815)  (10,589,550)
Contract maintenance charge.............      (3,549)      (4,244)      (9,913)      (7,935)      (17,131)      (18,238)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (351,472)    (229,497)      60,656     (144,105)   (2,705,129)    3,246,524
Adjustment to net assets allocated to
 contract in payout period..............          --           --           --           --            --            --
                                         -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................  (3,015,552)  (2,952,828)  (2,307,981)  (2,078,417)  (17,408,542)   (8,211,062)
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (2,629,775)  (2,140,916)  (2,061,601)    (646,144)    3,575,878     8,995,102
NET ASSETS AT BEGINNING OF
 PERIOD.................................   8,465,017   10,605,933   10,021,419   10,667,563    63,047,185    54,052,083
                                         -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $ 5,835,242  $ 8,465,017  $ 7,959,818  $10,021,419  $ 66,623,063  $ 63,047,185
                                         ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................     480,442      639,429      439,344      526,460     3,269,652     3,778,024
       Units issued.....................      30,777       38,545       48,028       94,840       574,683     1,030,062
       Units redeemed...................    (179,879)    (197,532)    (136,527)    (181,956)   (1,342,375)   (1,538,434)
                                         -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period.............................     331,340      480,442      350,845      439,344     2,501,960     3,269,652
                                         ===========  ===========  ===========  ===========  ============  ============

--------
(r)Previously known as STI Mid-Cap Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 The Universal             The Universal          The Universal
                                           Institutional Funds, Inc.  Institutional Funds, Inc. Institutional Funds,
                                                  Sub-Account               Sub-Account          Inc. Sub-Account
                                          --------------------------  ------------------------  -------------------
                                                                                                  Van Kampen UIF
                                                Van Kampen UIF            Van Kampen UIF           Global Value
                                                 Equity Growth             Fixed Income               Equity
                                          --------------------------  ------------------------  -------------------
                                              2007          2006         2007         2006        2007       2006
                                          ------------  ------------  ----------   ----------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (916,647) $   (976,586) $   38,781   $   50,095   $    226   $    97
Net realized gains (losses)..............    3,465,482       760,139       4,479       11,681      8,233     2,258
Change in unrealized gains (losses)......    7,787,781     1,325,591      26,766      (22,093)    (5,150)    6,505
                                          ------------  ------------  ----------   ----------   --------   -------
Increase (decrease) in net assets from
 operations..............................   10,336,616     1,109,144      70,026       39,683      3,309     8,860
                                          ------------  ------------  ----------   ----------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      309,987       434,447          --          600         --        --
Benefit payments.........................   (1,290,080)   (1,455,169)     (6,235)     (16,529)        --        --
Payments on termination..................  (10,218,776)   (9,685,751)   (130,700)    (341,293)   (14,445)   (1,257)
Contract maintenance charge..............      (71,241)      (78,667)       (346)        (409)       (61)      (59)
Transfers among the sub-accounts and with
 the Fixed Account--net..................   (2,129,068)      588,673     (23,228)      73,003      6,667       (39)
Adjustment to net assets allocated to
 contract in payout period...............           --            --          --           --         --        --
                                          ------------  ------------  ----------   ----------   --------   -------
Increase (decrease) in net assets from
 contract transactions...................  (13,399,178)  (10,196,467)   (160,509)    (284,628)    (7,839)   (1,355)
                                          ------------  ------------  ----------   ----------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (3,062,562)   (9,087,323)    (90,483)    (244,945)    (4,530)    7,505
NET ASSETS AT BEGINNING OF
 PERIOD..................................   58,188,938    67,276,261   1,863,307    2,108,252     54,227    46,722
                                          ------------  ------------  ----------   ----------   --------   -------
NET ASSETS AT END OF PERIOD.............. $ 55,126,376  $ 58,188,938  $1,772,824   $1,863,307   $ 49,697   $54,227
                                          ============  ============  ==========   ==========   ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    5,948,484     7,009,647     151,332      174,805      3,871     3,976
       Units issued......................      601,850     1,154,808       3,407        6,467        408        --
       Units redeemed....................   (1,802,428)   (2,215,971)    (15,766)     (29,940)      (961)     (105)
                                          ------------  ------------  ----------   ----------   --------   -------
    Units outstanding at end of period...    4,747,906     5,948,484     138,973      151,332      3,318     3,871
                                          ============  ============  ==========   ==========   ========   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           The Universal                  The Universal             The Universal
                                          Institutional Funds, Inc. Institutional Funds, Inc. Institutional Funds, Inc.
                                            Sub-Account                    Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                                         Van Kampen UIF
                                           Van Kampen UIF                 International            Van Kampen UIF
                                             High Yield                      Magnum                Mid Cap Growth
                                          ------------------------  ------------------------  ------------------------
                                           2007          2006           2007         2006         2007         2006
                                            ------       -------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  648       $   549      $   (69,380) $  (566,414) $  (655,904) $  (689,729)
Net realized gains (losses)..............    179        (4,037)       6,995,310    4,693,661    5,925,571    5,343,664
Change in unrealized gains (losses)......   (610)        4,057       (2,006,449)   3,729,396    2,036,135   (1,984,782)
                                            ------       -------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    217           569        4,919,481    7,856,643    7,305,802    2,669,153
                                            ------       -------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................    176            48           59,454      243,770       61,588      293,797
Benefit payments.........................     --            --         (753,553)    (554,489)    (913,368)    (614,118)
Payments on termination..................   (235)           --       (7,942,540)  (5,426,384)  (7,731,699)  (6,008,822)
Contract maintenance charge..............    (14)          (17)         (11,273)     (12,319)      (9,360)     (11,140)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    113            37        1,573,457    3,951,152     (638,528)   2,642,360
Adjustment to net assets allocated to
 contract in payout period...............     --            --               --           --           --           --
                                            ------       -------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     40            68       (7,074,455)  (1,798,270)  (9,231,367)  (3,697,923)
                                            ------       -------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    257           637       (2,154,974)   6,058,373   (1,925,565)  (1,028,770)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  8,727         8,090       40,738,522   34,680,149   40,057,080   41,085,850
                                            ------       -------    -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $8,984       $ 8,727      $38,583,548  $40,738,522  $38,131,515  $40,057,080
                                            ======       =======    ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    641           636        3,317,377    3,464,574    2,642,285    2,911,403
       Units issued......................     21             6          533,810      885,196      370,367      786,090
       Units redeemed....................    (18)           (1)      (1,054,537)  (1,032,393)    (927,282)  (1,055,208)
                                            ------       -------    -----------  -----------  -----------  -----------
    Units outstanding at end of period...    644           641        2,796,650    3,317,377    2,085,370    2,642,285
                                            ======       =======    ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             The Universal               The Universal           The Universal
                                       Institutional Funds, Inc.   Institutional Funds, Inc.  Institutional Funds, Inc.
                                              Sub-Account                 Sub-Account             Sub-Account
                                      --------------------------  --------------------------  ------------------------
                                            Van Kampen UIF              Van Kampen UIF
                                             U.S. Mid Cap                  U.S. Real            Van Kampen UIF
                                                 Value                      Estate                   Value
                                      --------------------------  --------------------------  ------------------------
                                          2007          2006          2007          2006        2007         2006
                                      ------------  ------------  ------------  ------------   --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $ (1,389,434) $ (1,913,173) $   (395,737) $   (392,149) $    503     $    517
Net realized gains (losses)..........   23,909,137    23,829,644    15,403,902    13,558,564    35,657       43,894
Change in unrealized gains
 (losses)............................  (13,719,771)    1,819,454   (26,369,714)    9,609,829   (45,909)       2,299
                                      ------------  ------------  ------------  ------------   --------     --------
Increase (decrease) in net assets
 from operations.....................    8,799,932    23,735,925   (11,361,549)   22,776,244    (9,749)      46,710
                                      ------------  ------------  ------------  ------------   --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      292,438       528,121       126,004       239,305        --           --
Benefit payments.....................   (2,296,562)   (2,124,635)   (1,140,748)   (1,442,912)  (17,796)          --
Payments on termination..............  (24,544,311)  (18,558,759)  (14,073,573)  (12,191,427)  (45,949)     (52,354)
Contract maintenance charge..........      (94,569)     (100,516)      (16,583)      (20,556)     (120)        (174)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   (6,649,644)     (609,860)   (6,437,317)     (580,611)  (15,951)       1,149
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --        --           --
                                      ------------  ------------  ------------  ------------   --------     --------
Increase (decrease) in net assets
 from contract transactions..........  (33,292,648)  (20,865,649)  (21,542,217)  (13,996,201)  (79,816)     (51,379)
                                      ------------  ------------  ------------  ------------   --------     --------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (24,492,716)    2,870,276   (32,903,766)    8,780,043   (89,565)      (4,669)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  141,489,131   138,618,855    79,513,161    70,733,118   342,010      346,679
                                      ------------  ------------  ------------  ------------   --------     --------
NET ASSETS AT END OF
 PERIOD.............................. $116,996,415  $141,489,131  $ 46,609,395  $ 79,513,161  $252,445     $342,010
                                      ============  ============  ============  ============   ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    9,904,008    11,514,149     2,396,508     2,894,820    22,196       25,837
       Units issued..................      844,636     1,389,167       217,708       445,890     1,682          399
       Units redeemed................   (3,022,923)   (2,999,308)     (887,871)     (944,202)   (6,613)      (4,040)
                                      ------------  ------------  ------------  ------------   --------     --------
    Units outstanding at end of
     period..........................    7,725,721     9,904,008     1,726,345     2,396,508    17,265       22,196
                                      ============  ============  ============  ============   ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional The Universal Institutional The Universal Institutional
                                    Funds, Inc. (Class II)      Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                          Sub-Account                 Sub-Account                 Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                        Van Kampen UIF              Van Kampen UIF              Van Kampen UIF
                                           Emerging                    Emerging                   Equity and
                                    Markets Debt (Class II)    Markets Equity (Class II)       Income (Class II)
                                   --------------------------  --------------------------  --------------------------
                                       2007          2006          2007          2006          2007          2006
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $ 1,648,176   $ 1,999,653   $  (482,862)  $  (266,743)  $   131,775   $  (357,167)
Net realized gains (losses).......     964,183       575,257     7,942,219     1,778,274     4,199,402     2,973,316
Change in unrealized gains
 (losses).........................  (1,242,001)     (146,605)    4,838,731     6,888,338    (2,806,181)    5,208,177
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from operations..................   1,370,358     2,428,305    12,298,088     8,399,869     1,524,996     7,824,326
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   1,148,845     3,280,270       154,221     5,296,424     3,293,524    14,385,394
Benefit payments..................    (271,346)     (184,157)     (495,274)     (136,711)   (1,700,401)   (1,640,127)
Payments on termination...........  (2,918,636)   (1,408,025)   (3,350,307)   (1,499,562)   (6,521,807)   (4,080,596)
Contract maintenance charge.......    (109,152)     (101,367)     (149,797)     (103,277)     (202,440)     (157,600)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................    (133,539)      130,236    (1,722,916)    1,640,645     1,563,592     8,636,036
Adjustment to net assets allocated
 to contract in payout period.....          --            --            --            --            --            --
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from contract transactions.......  (2,283,828)    1,716,957    (5,564,073)    5,197,519    (3,567,532)   17,143,107
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................    (913,470)    4,145,262     6,734,015    13,597,388    (2,042,536)   24,967,433
NET ASSETS AT BEGINNING
 OF PERIOD........................  29,699,057    25,553,795    34,945,258    21,347,870    83,763,314    58,795,881
                                   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF
 PERIOD........................... $28,785,587   $29,699,057   $41,679,273   $34,945,258   $81,720,778   $83,763,314
                                   ===========   ===========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,754,748     1,663,103     1,095,016       902,850     6,060,607     4,724,767
       Units issued...............     279,929       492,525       122,643       390,017     1,372,871     3,989,162
       Units redeemed.............    (423,185)     (400,880)     (272,590)     (197,851)   (1,575,468)   (2,653,322)
                                   -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of
     period.......................   1,611,492     1,754,748       945,069     1,095,016     5,858,010     6,060,607
                                   ===========   ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional The Universal Institutional The Universal Institutional
                                    Funds, Inc. (Class II)       Funds, Inc. (Class II)    Funds, Inc. (Class II)
                                          Sub-Account                  Sub-Account               Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                                                     Van Kampen UIF            Van Kampen UIF
                                        Van Kampen UIF                   Global                 Int'l Growth
                                   Equity Growth (Class II)       Franchise (Class II)        Equity (Class II)
                                   --------------------------  --------------------------  --------------------------
                                       2007          2006          2007          2006         2007        2006 (ah)
                                   -----------   -----------   ------------  ------------   ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (305,321)  $  (324,622)  $ (2,028,160) $   (257,268) $  (72,211)   $  (16,501)
Net realized gains (losses).......   1,419,511       819,551     14,667,921     4,042,433     241,110        13,773
Change in unrealized gains
 (losses).........................   2,222,472      (214,105)    (3,583,434)   13,184,322     344,536       377,889
                                   -----------   -----------   ------------  ------------   ----------    ----------
Increase (decrease) in net assets
 from operations..................   3,336,662       280,824      9,056,327    16,969,487     513,435       375,161
                                   -----------   -----------   ------------  ------------   ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................     145,375       738,261      6,840,725    22,426,308     159,388     2,694,057
Benefit payments..................    (323,329)     (678,927)    (1,534,229)   (1,130,074)    (41,399)     (102,096)
Payments on termination...........  (1,818,628)   (1,544,613)   (10,034,933)   (5,243,293)   (257,608)      (12,353)
Contract maintenance charge.......     (41,702)      (45,463)      (395,157)     (304,664)    (22,933)       (1,734)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  (1,402,915)     (296,095)     1,290,073     6,950,360   1,096,018       811,891
Adjustment to net assets allocated
 to contract in payout period.....          --            --             --            --          --            --
                                   -----------   -----------   ------------  ------------   ----------    ----------
Increase (decrease) in net assets
 from contract transactions.......  (3,441,199)   (1,826,837)    (3,833,521)   22,698,637     933,466     3,389,765
                                   -----------   -----------   ------------  ------------   ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS.......................    (104,537)   (1,546,013)     5,222,806    39,668,124   1,446,901     3,764,926
NET ASSETS AT BEGINNING
 OF PERIOD........................  18,809,068    20,355,081    113,948,468    74,280,344   3,764,926            --
                                   -----------   -----------   ------------  ------------   ----------    ----------
NET ASSETS AT END OF
 PERIOD........................... $18,704,531   $18,809,068   $119,171,274  $113,948,468  $5,211,827    $3,764,926
                                   ===========   ===========   ============  ============   ==========    ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,384,951     1,530,368      6,893,393     5,283,768     350,835            --
       Units issued...............     154,318       516,487      1,374,811     2,799,723     216,934       416,473
       Units redeemed.............    (393,533)     (661,904)    (1,538,990)   (1,190,098)   (135,179)      (65,638)
                                   -----------   -----------   ------------  ------------   ----------    ----------
    Units outstanding at end of
     period.......................   1,145,736     1,384,951      6,729,214     6,893,393     432,590       350,835
                                   ===========   ===========   ============  ============   ==========    ==========

--------
(ah)For the period beginning March 1, 2006, and ending December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional The Universal Institutional The Universal Institutional
                                    Funds, Inc. (Class II)      Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                          Sub-Account                 Sub-Account                 Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                                                    Van Kampen UIF              Van Kampen UIF
                                        Van Kampen UIF               Small Company               U.S. Mid Cap
                                   Mid Cap Growth (Class II)       Growth (Class II)           Value (Class II)
                                   --------------------------  --------------------------  --------------------------
                                       2007       2006 (af)        2007          2006          2007          2006
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (982,088)  $  (715,142)  $  (443,467)  $  (483,345)  $  (934,962)  $(1,058,192)
Net realized gains (losses).......   5,322,413     3,712,719     3,668,044     3,211,792    11,429,363    10,092,338
Change in unrealized gains
 (losses).........................   6,223,096       167,943    (2,755,794)     (146,114)   (5,498,773)    3,425,243
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from operations..................  10,563,421     3,165,520       468,783     2,582,333     4,995,628    12,459,389
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   7,477,773    11,276,357       301,151     1,353,937     4,594,124    12,221,679
Benefit payments..................  (1,934,658)     (323,179)     (330,458)     (484,666)   (1,227,063)   (1,200,360)
Payments on termination...........  (4,476,608)   (2,661,477)   (4,218,947)   (1,928,363)   (8,441,754)   (4,141,843)
Contract maintenance charge.......    (206,890)     (138,748)      (89,111)     (100,052)     (296,034)     (248,975)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................   1,756,905     3,273,120      (538,557)   (1,299,785)   (1,110,279)    1,400,028
Adjustment to net assets allocated
 to contract in payout period.....          --            --            --            --            --            --
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from contract transactions.......   2,616,522    11,426,073    (4,875,922)   (2,458,929)   (6,481,006)    8,030,529
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  13,179,943    14,591,593    (4,407,139)      123,404    (1,485,378)   20,489,918
NET ASSETS AT BEGINNING
 OF PERIOD........................  49,626,832    35,035,239    27,590,958    27,467,554    81,291,108    60,801,190
                                   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF
 PERIOD........................... $62,806,775   $49,626,832   $23,183,819   $27,590,958   $79,805,730   $81,291,108
                                   ===========   ===========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   3,034,858     1,948,644     1,424,812     1,559,590     4,424,664     3,854,542
       Units issued...............   1,530,141     1,785,201       140,505       321,968       712,527     1,541,930
       Units redeemed.............    (977,617)     (698,987)     (383,222)     (456,746)     (954,135)     (971,808)
                                   -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of
     period.......................   3,587,382     3,034,858     1,182,095     1,424,812     4,183,056     4,424,664
                                   ===========   ===========   ===========   ===========   ===========   ===========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional       Van Kampen Life           Van Kampen Life
                                     Funds, Inc. (Class II)         Investment Trust          Investment Trust
                                           Sub-Account                 Sub-Account               Sub-Account
                                   --------------------------  --------------------------  ----------------------
                                         Van Kampen UIF
                                            U.S. Real
                                        Estate (Class II)             LIT Comstock             LIT Government
                                   --------------------------  --------------------------  ----------------------
                                       2007          2006          2007          2006         2007        2006
                                   ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   (783,977) $   (692,383) $    414,870  $     56,357  $   53,943  $   47,178
Net realized gains (losses).......   16,282,424    12,611,326     7,720,219    10,525,160         (57)     (8,050)
Change in unrealized gains
 (losses).........................  (36,024,311)   19,161,802   (10,315,466)    3,962,999      32,771       3,042
                                   ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from operations..................  (20,525,864)   31,080,745    (2,180,377)   14,544,516      86,657      42,170
                                   ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................    6,592,025    12,858,347       123,133       343,491       4,710      29,500
Benefit payments..................   (2,093,109)     (894,450)   (2,813,838)   (1,960,309)    (29,223)     (5,751)
Payments on termination...........  (11,071,384)   (5,647,992)  (21,194,264)  (22,266,296)   (334,413)   (454,189)
Contract maintenance charge.......     (379,738)     (363,065)      (36,814)      (44,679)       (709)       (852)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   (2,695,103)   (6,005,389)   (1,411,016)    2,247,280      52,421     377,909
Adjustment to net assets
 allocated to contract in
 payout period....................           --            --            --            --          --          --
                                   ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from contract transactions.......   (9,647,309)      (52,549)  (25,332,799)  (21,680,513)   (307,214)    (53,383)
                                   ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (30,173,173)   31,028,196   (27,513,176)   (7,135,997)   (220,557)    (11,213)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  118,644,914    87,616,718   106,182,837   113,318,834   1,625,914   1,637,127
                                   ------------  ------------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD........................... $ 88,471,741  $118,644,914  $ 78,669,661  $106,182,837  $1,405,357  $1,625,914
                                   ============  ============  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    4,137,435     4,153,868     7,390,761     9,040,553     142,200     145,861
       Units issued...............      836,414     1,078,358       753,760     1,378,010      12,430      60,258
       Units redeemed.............   (1,198,256)   (1,094,791)   (2,480,947)   (3,027,802)    (38,587)    (63,919)
                                   ------------  ------------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period.......................    3,775,593     4,137,435     5,663,574     7,390,761     116,043     142,200
                                   ============  ============  ============  ============  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                               Van Kampen
                                       Van Kampen Life            Van Kampen Life            Life Investment
                                       Investment Trust          Investment Trust           Trust (Class II)
                                         Sub-Account                Sub-Account                Sub-Account
                                   -----------------------  --------------------------  ------------------------
                                          LIT Money                                          LIT Aggressive
                                            Market                Strat Growth I            Growth (Class II)
                                   -----------------------  --------------------------  ------------------------
                                      2007         2006         2007          2006          2007         2006
                                   ----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  106,086  $    83,208  $   (727,730) $   (917,901) $  (379,558) $  (394,031)
Net realized gains (losses).......         --           --    (1,287,249)   (3,911,659)   2,507,709    2,541,104
Change in unrealized gains
 (losses).........................         --           --     8,916,296     5,476,960    1,116,496   (1,466,903)
                                   ----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations..................    106,086       83,208     6,901,317       647,400    3,244,647      680,170
                                   ----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................     12,787       29,598        75,777       117,343       35,592      345,396
Benefit payments..................   (231,283)      (9,105)     (999,534)   (1,317,374)    (326,222)    (344,751)
Payments on termination...........   (605,629)  (1,218,491)   (9,444,089)  (10,649,467)  (2,543,320)  (1,366,846)
Contract maintenance charge.......     (8,427)      (9,846)      (33,605)      (44,423)     (58,780)     (63,662)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  1,175,419    1,095,041    (2,835,365)   (5,995,331)  (1,249,301)    (857,518)
Adjustment to net assets allocated
 to contract in payout period.....         --           --            --            --           --           --
                                   ----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......    342,867     (112,803)  (13,236,816)  (17,889,252)  (4,142,031)  (2,287,381)
                                   ----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................    448,953      (29,595)   (6,335,499)  (17,241,852)    (897,384)  (1,607,211)
NET ASSETS AT BEGINNING
 OF PERIOD........................  2,930,986    2,960,581    51,747,722    68,989,574   21,979,686   23,586,897
                                   ----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $3,379,939  $ 2,930,986  $ 45,412,223  $ 51,747,722  $21,082,302  $21,979,686
                                   ==========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    263,118      272,700     6,026,902     7,916,041    1,637,880    1,820,915
       Units issued...............    194,772      178,712       349,795       495,653      148,507      377,364
       Units redeemed.............   (163,742)    (188,294)   (1,759,806)   (2,384,792)    (433,450)    (560,399)
                                   ----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.......................    294,148      263,118     4,616,891     6,026,902    1,352,937    1,637,880
                                   ==========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Van Kampen                  Van Kampen                 Van Kampen
                                            Life Investment             Life Investment            Life Investment
                                           Trust (Class II)            Trust (Class II)           Trust (Class II)
                                              Sub-Account                 Sub-Account                Sub-Account
                                      --------------------------  --------------------------  ------------------------
                                             LIT Comstock               LIT Growth and                LIT Money
                                              (Class II)               Income (Class II)          Market (Class II)
                                      --------------------------  --------------------------  ------------------------
                                          2007          2006          2007          2006          2007         2006
                                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   (296,555) $ (1,500,077) $   (457,105) $ (1,155,764) $   968,605  $   738,710
Net realized gains (losses)..........   20,405,392    26,740,375    11,791,956    13,319,030           --           --
Change in unrealized gains
 (losses)............................  (31,519,323)   19,295,277    (9,370,433)    9,201,401           --           --
                                      ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................  (11,410,486)   44,535,575     1,964,418    21,364,667      968,605      738,710
                                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................    4,338,690    27,115,674     2,765,323    16,086,756    3,223,416    4,654,118
Benefit payments.....................   (5,282,318)   (4,862,130)   (2,845,552)   (2,497,238)  (1,918,600)  (1,815,526)
Payments on termination..............  (38,250,021)  (23,354,908)  (15,998,701)  (10,001,941)  (5,824,947)  (3,440,735)
Contract maintenance charge..........     (799,401)     (753,914)     (571,878)     (551,548)    (115,979)    (110,273)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   (7,477,046)   (3,039,368)      (39,087)      372,909    5,413,849      654,091
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --           --           --
                                      ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (47,470,096)   (4,894,646)  (16,689,895)    3,408,938      777,739      (58,325)
                                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (58,880,582)   39,640,929   (14,725,477)   24,773,605    1,746,344      680,385
NET ASSETS AT BEGINNING
 OF PERIOD...........................  356,768,909   317,127,980   171,901,585   147,127,980   31,042,091   30,361,706
                                      ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $297,888,327  $356,768,909  $157,176,108  $171,901,585  $32,788,435  $31,042,091
                                      ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   23,655,937    23,944,803     9,671,613     9,457,634    3,034,832    3,044,840
       Units issued..................    2,142,832     5,170,352     1,162,896     2,327,230    2,610,478    2,346,171
       Units redeemed................   (5,245,857)   (5,459,218)   (2,085,252)   (2,113,251)  (2,527,315)  (2,356,179)
                                      ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..........................   20,552,912    23,655,937     8,749,257     9,671,613    3,117,995    3,034,832
                                      ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                         Van Kampen
                                                                      Life Investment
                                                                      Trust (Class II)
                                                                        Sub-Account
                                                                 -------------------------
                                                                      Strat Growth II
                                                                 -------------------------
                                                                     2007          2006
                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss).................................... $ (1,133,388) $(1,168,398)
Net realized gains (losses).....................................    3,375,326    1,365,382
Change in unrealized gains (losses).............................    6,663,483      189,436
                                                                 ------------  -----------
Increase (decrease) in net assets from operations...............    8,905,421      386,420
                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits........................................................      365,251    3,714,332
Benefit payments................................................   (1,392,501)    (909,703)
Payments on termination.........................................   (7,196,736)  (4,613,808)
Contract maintenance charge.....................................     (138,685)    (140,111)
Transfers among the sub-accounts and with the Fixed Account--net   (2,627,300)  (1,659,789)
Adjustment to net assets allocated to contract in payout period.           --           --
                                                                 ------------  -----------
Increase (decrease) in net assets from contract transactions....  (10,989,971)  (3,609,079)
                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS...............................   (2,084,550)  (3,222,659)
NET ASSETS AT BEGINNING OF PERIOD...............................   65,541,994   68,764,653
                                                                 ------------  -----------
NET ASSETS AT END OF PERIOD..................................... $ 63,457,444  $65,541,994
                                                                 ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....................    6,471,800    6,957,992
       Units issued.............................................      691,575    1,095,176
       Units redeemed...........................................   (1,747,312)  (1,581,368)
                                                                 ------------  -----------
    Units outstanding at end of period..........................    5,416,063    6,471,800
                                                                 ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account:

    .  AIM Lifetime America Variable Annuity Series (Classic, Freedom, and
       Regal)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity
    .  AIM Lifetime Plus/SM/ Variable Annuity
    .  AIM Lifetime Plus/SM/ II Variable Annuity
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred)
    .  Allstate Personal Retirement Manager
    .  Allstate Provider Variable Annuity
    . Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) . Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share)
    .  Morgan Stanley Variable Annuity
    .  Morgan Stanley Variable Annuity II
    .  Morgan Stanley Variable Annuity II Asset Manager
    .  Morgan Stanley Variable Annuity 3
    .  Morgan Stanley Variable Annuity 3 Asset Manager
    .  Preferred Client Variable Annuity
    . Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) . Scudder Horizon Advantage Variable Annuity
    .  Select Directions Variable Annuity
    .  STI Classic Variable Annuity

   With the exception of the Allstate Advisor Variable Annuity (Base, Plus, and Preferred), the Allstate Advisor (STI) Variable Annuity (Base and Preferred), the Allstate Retirement Access VA B Series, the Allstate Retirement Access VA L Series, and the Allstate Retirement Access VA X Series, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives." The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

Advanced Series Trust                                Advanced Series Trust (continued)
(For the period beginning July 30, 2007 and ended        AST UBS Dynamic Alpha
  December 31, 2007):                                    AST Western Assets Core Plus Bond (For period
   AST Advanced Strategies                                  beginning November 19, 2007, and ended
   AST Aggressive Asset Allocation                          December 31, 2007)
   AST AllianceBernstein Core Value
   AST AllianceBernstein Growth & Income*            AIM Variable Insurance Funds
   AST AllianceBernstein Managed Index 500               AIM V. I. Aggressive Growth (Merged into AIM
   AST American Century Income & Growth                     V. I. Capital Appreciation on May 1, 2006)
   AST American Century Strategic Allocation            AIM V. I. Basic Balanced
   AST Balanced Asset Allocation                        AIM V. I. Basic Value
   AST Capital Growth Asset Allocation                   AIM V. I. Blue Chip (Merged into AIM V. I.
   AST Cohen & Steers Realty                                Large Cap Growth on June 12, 2006)
   AST Conservative Asset Allocation                    AIM V. I. Capital Appreciation
   AST DeAm Large-Cap Value                             AIM V. I. Capital Development
   AST DeAm Small-Cap Value                             AIM V. I. Core Equity
   AST Federated Aggressive Growth                       AIM V. I. Demographic Trends (Merged into
   AST First Trust Balanced Target                          AIM V. I. Capital Appreciation on
   AST First Trust Capital Appreciation Target              November 3, 2006)
   AST Goldman Sachs Concentrated Growth                AIM V. I. Diversified Income
   AST Goldman Sachs Mid-Cap Growth                     AIM V. I. Government Securities
   AST High Yield                                        AIM V. I. Growth (Merged into AIM V. I.
   AST International Growth                                 Capital Appreciation on May 1, 2006)
   AST International Value                              AIM V. I. High Yield
   AST JPMorgan International Equity                    AIM V. I. International Growth
   AST Large-Cap Value                                  AIM V. I. Large Cap Growth
   AST Lord Abbett Bond Debenture                       AIM V. I. Mid Cap Core Equity
   AST Marsico Capital Growth                           AIM V. I. Money Market
   AST MFS Global Equity                                 AIM V. I. Premier Equity (Merged into AIM
   AST MFS Growth*                                          V. I. Core Equity on May 1, 2006)
   AST Mid-Cap Value                                    AIM V. I. Technology
   AST Money Market                                     AIM V. I. Utilities
   AST Neuberger Berman Mid-Cap Growth
   AST Neuberger Berman Mid-Cap Value                AIM Variable Insurance Funds Series II
   AST Neuberger Berman Small-Cap Growth                 AIM V. I. Aggressive Growth II (Merged into
   AST PIMCO Limited Maturity Bond*                         AIM V. I. Capital Appreciation II on
   AST PIMCO Total Return Bond                              May 1, 2006)
   AST Preservation Asset Allocation                    AIM V. I. Basic Balanced II
   AST Small-Cap Growth*                                AIM V. I. Basic Value II
   AST Small-Cap Value                                   AIM V. I. Blue Chip II (Merged into AIM V. I.
   AST T. Rowe Price Asset Allocation                       Large Cap Growth II on June 12, 2006)
   AST T. Rowe Price Global Bond                        AIM V. I. Capital Appreciation II
   AST T. Rowe Price Large-Cap Growth                   AIM V. I. Capital Development II
   AST T. Rowe Price Natural Resources                  AIM V. I. Core Equity II
                                                         AIM V. I. Demographic Trends II (Merged into
                                                            AIM V. I. Capital Appreciation II on
                                                            November 3, 2006)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM Variable Insurance Funds Series II (continued)      DWS Variable Series I
   AIM V. I. Diversified Income II                         DWS VIP Bond A
   AIM V. I. Government Securities II                      DWS VIP Capital Growth A
    AIM V. I. Growth II (Merged into AIM V. I.             DWS VIP Global Opportunities
       Capital Appreciation II on May 1, 2006)             DWS VIP Growth and Income A
   AIM V. I. High Yield II                                 DWS VIP International
   AIM V. I. International Growth II                        DWS VIP Money Market A (Merged into DWS
   AIM V. I. Large Cap Growth II                               VIP Money Market A II on November 3,
   AIM V. I. Mid Cap Core Equity II                            2006)
   AIM V. I. Money Market II
    AIM V. I. Premier Equity II (Merged into AIM        DWS Variable Series II
       Core Equity II on May 1, 2006)                      DWS VIP Balanced A
   AIM V. I. Technology II                                 DWS VIP Money Market A II
   AIM V. I. Utilities II                                  DWS VIP Small Cap Growth A

AllianceBernstein Variable Product Series Fund          Federated Insurance Series
    AllianceBernstein VPS Growth (Previously known         Federated Prime Money Fund II
       as AllianceBernstein Growth)
    AllianceBernstein VPS Growth & Income               Fidelity Variable Insurance Products Fund
       (Previously known as AllianceBernstein              VIP Contrafund
       Growth & Income)                                    VIP Equity-Income
    AllianceBernstein VPS International Value              VIP Growth
       (Previously known as AllianceBernstein              VIP High Income
       International Value)                                VIP Index 500
    AllianceBernstein VPS Large Cap Growth                 VIP Investment Grade Bond
       (Previously known as AllianceBernstein Large        VIP Overseas
       Cap Growth)
    AllianceBernstein VPS Small/Mid Cap Value           Fidelity Variable Insurance Products Fund
       (Previously known as AllianceBernstein           (Service Class 2)
       Small/Mid Cap Value)                                VIP Asset Manager Growth (Service Class 2)
    AllianceBernstein VPS Utility Income (Previously       VIP Contrafund (Service Class 2)
       known as AllianceBernstein Utility Income)          VIP Equity-Income (Service Class 2)
    AllianceBernstein VPS Value (Previously known          VIP Freedom 2010 Portfolio (Service Class 2)
       as AllianceBernstein Value)                         VIP Freedom 2020 Portfolio (Service Class 2)
                                                           VIP Freedom 2030 Portfolio (Service Class 2)
American Century Variable Portfolios, Inc.                 VIP Freedom Income Portfolio (Service Class 2)
   American Century VP Balanced                            VIP Growth & Income (Service Class 2)
   American Century VP International*                      VIP Growth (Service Class 2)
                                                            VIP Growth Stock Portfolio (Service Class 2)
Dreyfus Socially Responsible Growth Fund, Inc.                 (Previously known as VIP Freedom Growth
   Dreyfus Socially Responsible Growth Fund                    Stock Portfolio (Service Class 2))
                                                           VIP High Income (Service Class 2)
Dreyfus Stock Index Fund                                   VIP Index 500 (Service Class 2)
   Dreyfus Stock Index Fund                                VIP Investment Grade Bond (Service Class 2)
                                                           VIP Mid Cap (Service Class 2)
Dreyfus Variable Investment Fund                           VIP Money Market (Service Class 2)
   VIF Growth & Income                                     VIP Overseas (Service Class 2)
   VIF Money Market
    VIF Small Company Stock (Closed on April 30,
       2007)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products         MFS Variable Insurance Trust (continued)
Trust                                                     MFS Investors Trust
   Franklin Flex Cap Growth Securities                    MFS New Discovery
   Franklin Growth and Income Securities                  MFS Research
   Franklin High Income Sec 2                             MFS Research Bond
   Franklin Income Securities                             MFS Utilities
   Franklin Large Cap Growth Securities
   Franklin Small Cap Value Securities                 MFS Variable Insurance Trust (Service Class)
   Franklin Small-Mid Cap Growth Securities               MFS Emerging Growth (Service Class)
   Franklin U.S. Government                               MFS Investors Trust (Service Class)
   Mutual Discovery                                       MFS New Discovery (Service Class)
   Mutual Shares Securities                               MFS Research (Service Class)
   Templeton Developing Markets Securities                MFS Utilities (Service Class)
   Templeton Foreign Securities
   Templeton Global Income Securities                  Morgan Stanley Variable Investment Series
   Templeton Growth Securities                            Aggressive Equity
                                                          Dividend Growth
Goldman Sachs Variable Insurance Trust                    Equity
   VIT Capital Growth                                     European Growth
   VIT Growth and Income                                  Global Advantage
   VIT Mid Cap Value                                      Global Dividend Growth
    VIT Strategic International Equity (Previously        High Yield
       known as VIT International Equity)                 Income Builder
   VIT Structured Small Cap Equity Fund                   Information (Closed June 23, 2006)
   VIT Structured U.S. Equity Fund                        Limited Duration
                                                          Money Market
Janus Aspen Series                                        Quality Income Plus
   Forty Portfolio                                        S&P 500 Index
                                                          Strategist
Janus Aspen Series (Service Shares)                       Utilities
   Foreign Stock (Service Shares)
   Worldwide Growth (Service Shares)*                  Morgan Stanley Variable Investment Series
                                                       (Class Y Shares)
Lazard Retirement Series, Inc.                            Aggressive Equity (Class Y Shares)
   Emerging Markets                                       Dividend Growth (Class Y Shares)
                                                          Equity (Class Y Shares)
Legg Mason Partners Variable Portfolios I, Inc            European Growth (Class Y Shares)
    Legg Mason Variable All Cap Portfolio I (Merged       Global Advantage (Class Y Shares)
       into Legg Mason Partners Variable                  Global Dividend Growth (Class Y Shares)
       Fundamental Value on April 27, 2007)               High Yield (Class Y Shares)
   Legg Mason Variable Fundamental Value                  Income Builder (Class Y Shares)
   Legg Mason Variable Investors Portfolio I               Information (Class Y Shares) (Closed June 23,
                                                              2006)
Lord Abbett Series Fund                                   Limited Duration (Class Y Shares)
   All Value                                              Money Market (Class Y Shares)
   Bond-Debenture                                         Quality Income Plus (Class Y Shares)
   Growth and Income                                      S&P 500 Index (Class Y Shares)
   Growth Opportunities                                   Strategist (Class Y Shares)
   Mid-Cap Value                                          Utilities (Class Y Shares)

MFS Variable Insurance Trust
   MFS Emerging Growth
   MFS High Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Neuberger & Berman Advisors Management Trust        Putnam Variable Trust (continued)
   AMT Guardian*                                       VT Global Equity
   AMT Mid-Cap Growth                                  VT Growth and Income
   AMT Partners                                        VT Growth Opportunities
                                                       VT Health Sciences
Oppenheimer Variable Account Funds                     VT High Yield
   Oppenheimer Balanced                                VT Income
   Oppenheimer Capital Appreciation                    VT International Equity
   Oppenheimer Core Bond                               VT International Growth and Income
   Oppenheimer Global Securities                       VT International New Opportunities
   Oppenheimer High Income                             VT Investors
   Oppenheimer Main Street                             VT Mid Cap Value
   Oppenheimer Main Street Small Cap Growth            VT Money Market
   Oppenheimer MidCap Fund                             VT New Opportunities
   Oppenheimer Strategic Bond                          VT New Value
                                                       VT OTC & Emerging Growth
Oppenheimer Variable Account Funds (Service            VT Research
Class ("SC"))                                          VT Small Cap Value
   Oppenheimer Balanced (SC)                           VT Utilities Growth and Income
   Oppenheimer Capital Appreciation (SC)               VT Vista
   Oppenheimer Core Bond (SC)                          VT Voyager
   Oppenheimer Global Securities (SC)
   Oppenheimer High Income (SC)                     Rydex Variable Trust
   Oppenheimer Main Street (SC)                        Rydex OTC
   Oppenheimer Main Street Small Cap Growth (SC)
   Oppenheimer MidCap Fund (SC)                     STI Classic Variable Trust
   Oppenheimer Strategic Bond (SC)                      STI Classic Large Cap Core Equity Fund
                                                           (Previously known as STI Large Cap
PIMCO Advisors Variable Insurance Trust                    Relative Value)
   OpCap Balanced                                       STI Classic Large Cap Growth Stock Fund
   OpCap Small Cap                                         (Previously known as STI Capital
                                                           Appreciation)
PIMCO Variable Insurance Trust                          STI International Equity (Merged into Federated
   Foreign Bond                                            Prime Money Fund II on April 27, 2007)
   Money Market                                         STI Investment Grade Bond (Closed on April 27,
   PIMCO Total Return                                      2007)
   PIMCO VIT Commodity Real Return Strategy             STI Large Cap Value Equity STI Mid-Cap Core
    PIMCO VIT Emerging Markets Bond (Admin                 Equity Fund (Previously known as STI
       Shares)                                             Mid-Cap Equity)
   PIMCO VIT Real Return (Advisor Shares)              STI Small Cap Value Equity
   PIMCO VIT Total Return (Advisor Shares)
                                                    The Universal Institutional Funds, Inc.
Putnam Variable Trust                                  Van Kampen UIF Emerging Markets Equity
   VT American Government Income                       Van Kampen UIF Equity Growth
   VT Capital Appreciation                             Van Kampen UIF Fixed Income
   VT Capital Opportunities                            Van Kampen UIF Global Value Equity
   VT Discovery Growth                                 Van Kampen UIF High Yield
   VT Diversified Income                               Van Kampen UIF International Magnum
   VT Equity Income                                    Van Kampen UIF Mid Cap Growth
   VT The George Putnam Fund of Boston                 Van Kampen UIF U.S. Mid Cap Value
   VT Global Asset Allocation                          Van Kampen UIF U.S. Real Estate

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (Class II)    Van Kampen Life Investment Trust
   Van Kampen UIF Value                                  LIT Comstock
    Van Kampen UIF Emerging Markets Debt                 LIT Government
       (Class II)                                        LIT Money Market
    Van Kampen UIF Emerging Markets Equity               Strat Growth I
       (Class II)
   Van Kampen UIF Equity and Income (Class II)        Van Kampen Life Investment Trust (Class II)
   Van Kampen UIF Equity Growth (Class II)               LIT Aggressive Growth (Class II)
   Van Kampen UIF Global Franchise (Class II)            LIT Comstock (Class II)
   Van Kampen UIF Int'l Growth Equity (Class II)         LIT Growth and Income (Class II)
   Van Kampen UIF Mid Cap Growth (Class II)              LIT Money Market (Class II)
    Van Kampen UIF Small Company Growth                  Strat Growth II
       (Class II)
   Van Kampen UIF U.S. Mid Cap Value (Class II)
   Van Kampen UIF U.S. Real Estate (Class II)

--------
*  Fund was available, but had no assets at December 31, 2007

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the variable annuity account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2007 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

   Pending accounting standard--In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which redefines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In November 2007, the FASB decided to allow deferral of the effective date of SFAS No. 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Account has no nonfinancial assets or nonfinancial liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Account's financial statements; however, SFAS No. 157 requires additional disclosures.

3.  Expenses

   Mortality and Expense Risk Charge--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

   Administrative Expense Charge--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   Withdrawal Charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2007 were as follows:

                                                              Purchases
                                                              ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Advanced Strategies (a)........................ $1,299,771
          AST Aggressive Asset Allocation (a)................     53,185
          AST AllianceBernstein Core Value (a)...............      9,570
          AST AllianceBernstein Growth & Income (a)..........     60,110
          AST AllianceBernstein Managed Index 500 (a)........     50,614
          AST American Century Strategic Allocation (a)......    148,046
          AST Balanced Asset Allocation (a)..................  3,889,687
          AST Capital Growth Asset Allocation (a)............  2,870,443
          AST Cohen & Steers Realty (a)......................      7,742
          AST Conservative Asset Allocation (a)..............    750,556
          AST DeAm Large-Cap Value (a).......................      1,221
          AST DeAm Small-Cap Value (a).......................        336
          AST Federated Aggressive Growth (a)................        610
          AST First Trust Balanced Target (a)................  2,647,299
          AST First Trust Capital Appreciation Target (a)....  4,917,561
          AST Goldman Sachs Concentrated Growth (a)..........     10,494
          AST Goldman Sachs Mid-Cap Growth (a)...............      1,906
          AST High Yield (a).................................      1,831
          AST International Growth (a).......................     30,593

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                         Purchases
                                                                        -----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST International Value (a)......................................... $    67,620
   AST JPMorgan International Equity (a)...............................      61,499
   AST Large-Cap Value (a).............................................      20,257
   AST Lord Abbett Bond-Debenture (a)..................................       3,052
   AST Marsico Capital Growth (a)......................................      15,419
   AST MFS Global Equity (a)...........................................      52,596
   AST Mid-Cap Value (a)...............................................       4,174
   AST Money Market (a)................................................      66,392
   AST Neuberger Berman Mid-Cap Growth (a).............................       1,444
   AST Neuberger Berman Mid-Cap Value (a)..............................       2,277
   AST Neuberger Berman Small-Cap Growth (a)...........................         842
   AST PIMCO Total Return Bond (a).....................................     112,534
   AST Preservation Asset Allocation (a)...............................     491,460
   AST Small-Cap Value (a).............................................      30,160
   AST T. Rowe Price Asset Allocation (a)..............................   2,954,556
   AST T. Rowe Price Global Bond (a)...................................       6,080
   AST T. Rowe Price Large-Cap Growth (a)..............................      19,733
   AST T. Rowe Price Natural Resources (a).............................      45,600
   AST UBS Dynamic Alpha (a)...........................................   1,479,179

Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Balanced............................................   3,821,928
   AIM V. I. Basic Value...............................................   2,967,513
   AIM V. I. Capital Appreciation......................................   2,812,054
   AIM V. I. Capital Development.......................................   3,900,811
   AIM V. I. Core Equity...............................................   5,437,755
   AIM V. I. Diversified Income........................................   3,678,559
   AIM V. I. Government Securities.....................................   3,020,804
   AIM V. I. High Yield................................................   1,541,701
   AIM V. I. International Growth......................................   4,908,687
   AIM V. I. Large Cap Growth..........................................     986,616
   AIM V. I. Mid Cap Core Equity.......................................   2,442,372
   AIM V. I. Money Market..............................................  17,678,553
   AIM V. I. Technology................................................     600,603
   AIM V. I. Utilities.................................................   2,218,953

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II.........................................      73,885
   AIM V. I. Basic Value II............................................   1,813,905
   AIM V. I. Capital Appreciation II...................................     170,322
   AIM V. I. Capital Development II....................................     241,284
   AIM V. I. Core Equity II............................................     170,704
   AIM V. I. Diversified Income II.....................................      93,060
   AIM V. I. Government Securities II..................................      70,141

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                    -----------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts (continued):
   AIM V. I. High Yield II......................................................... $    93,403
   AIM V. I. International Growth II...............................................     125,915
   AIM V. I. Large Cap Growth II...................................................      12,471
   AIM V. I. Mid Cap Core Equity II................................................     250,516
   AIM V. I. Money Market II.......................................................     728,051
   AIM V. I. Technology II.........................................................      15,217
   AIM V. I. Utilities II..........................................................     238,281

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth (b)................................................   4,157,254
   AllianceBernstein VPS Growth & Income (c).......................................  16,138,579
   AllianceBernstein VPS International Value (d)...................................   8,424,495
   AllianceBernstein VPS Large Cap Growth (e)......................................   3,733,289
   AllianceBernstein VPS Small/Mid Cap Value (f)...................................   5,943,373
   AllianceBernstein VPS Utility Income (g)........................................   2,489,574
   AllianceBernstein VPS Value (h).................................................     727,468

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced....................................................       3,581
   American Century VP International...............................................         196

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund........................................       1,213

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund........................................................      69,196

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income.............................................................      26,270
   VIF Money Market................................................................     436,357
   VIF Small Company Stock (i).....................................................      23,490

Investments in the DWS Variable Series I Sub-Accounts:
   DWS VIP Bond A..................................................................     310,587
   DWS VIP Capital Growth A........................................................     185,714
   DWS VIP Global Opportunities....................................................     276,334
   DWS VIP Growth and Income A.....................................................     174,494
   DWS VIP International...........................................................     157,575

--------
(b)Previously known as AllianceBernstein Growth
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income
(h)Previously known as AllianceBernstein Value
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the DWS Variable Series II Sub-Accounts:
   DWS VIP Balanced A....................................................................... $   114,220
   DWS VIP Money Market A II................................................................     265,474
   DWS VIP Small Cap Growth A...............................................................      42,780

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II (j)........................................................  13,087,338

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund...........................................................................   4,363,045
   VIP Equity-Income........................................................................     536,550
   VIP Growth...............................................................................     457,270
   VIP High Income..........................................................................     669,734
   VIP Index 500............................................................................     821,410
   VIP Investment Grade Bond................................................................     245,249
   VIP Overseas.............................................................................     996,582

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)...............................................       2,383
   VIP Contrafund (Service Class 2).........................................................  57,728,071
   VIP Equity-Income (Service Class 2)......................................................     441,403
   VIP Freedom 2010 Portfolio (Service Class 2).............................................   4,594,700
   VIP Freedom 2020 Portfolio (Service Class 2).............................................   4,912,705
   VIP Freedom 2030 Portfolio (Service Class 2).............................................   1,378,708
   VIP Freedom Income Portfolio (Service Class 2)...........................................   1,679,173
   VIP Growth & Income (Service Class 2)....................................................   2,436,031
   VIP Growth (Service Class 2).............................................................       4,860
   VIP Growth Stock Portfolio (Service Class 2) (k).........................................   1,600,290
   VIP High Income (Service Class 2)........................................................   2,804,984
   VIP Index 500 (Service Class 2)..........................................................   8,019,350
   VIP Investment Grade Bond (Service Class 2)..............................................       1,275
   VIP Mid Cap (Service Class 2)............................................................  12,735,818
   VIP Money Market (Service Class 2).......................................................   6,806,459
   VIP Overseas (Service Class 2)...........................................................      90,381

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities......................................................     993,793
   Franklin Growth and Income Securities....................................................  15,354,120
   Franklin High Income Sec 2...............................................................   2,066,276
   Franklin Income Securities...............................................................  91,366,926
   Franklin Large Cap Growth Securities.....................................................  21,882,992
   Franklin Small Cap Value Securities......................................................  13,107,242
   Franklin Small Mid-Cap Growth Securities.................................................     358,049
   Franklin U.S. Government.................................................................   9,487,278
   Mutual Discovery.........................................................................  17,704,815

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(k)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                                   Purchases
                                                                                                  -----------
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts (continued):
   Mutual Shares Securities...................................................................... $48,441,129
   Templeton Developing Markets Securities.......................................................  14,229,085
   Templeton Foreign Securities..................................................................  52,396,133
   Templeton Global Income Securities............................................................     503,633
   Templeton Growth Securities...................................................................     709,456

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Capital Growth............................................................................       2,900
   VIT Growth and Income.........................................................................   3,319,285
   VIT Mid Cap Value.............................................................................   1,489,482
   VIT Strategic International Equity (l)........................................................         787
   VIT Structured Small Cap Equity Fund..........................................................   4,172,879
   VIT Structured U.S. Equity Fund...............................................................   3,019,093

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...............................................................................         242

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Foreign Stock (Service Shares)................................................................       1,880

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets..............................................................................       3,311

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I (i)(m)................................................         635
   Legg Mason Variable Fundamental Value Portfolio (m)(n)........................................       8,694
   Legg Mason Variable Investors Portfolio I.....................................................         785

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value.....................................................................................   3,563,010
   Bond-Debenture................................................................................  13,897,513
   Growth and Income.............................................................................  16,316,668
   Growth Opportunities..........................................................................   9,364,180
   Mid-Cap Value.................................................................................  16,493,453

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Emerging Growth...........................................................................      26,505
   MFS High Income...............................................................................     186,504
   MFS Investors Trust...........................................................................     115,947
   MFS New Discovery.............................................................................     525,989
   MFS Research..................................................................................      13,856
   MFS Research Bond.............................................................................     178,417
   MFS Utilities.................................................................................     177,655

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007
(l)Previously known as VIT International Equity
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                             Purchases
                                                                                            -----------

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Emerging Growth (Service Class)..................................................... $     6,718
   MFS Investors Trust (Service Class).....................................................      21,434
   MFS New Discovery (Service Class).......................................................      71,809
   MFS Research (Service Class)............................................................       4,836
   MFS Utilities (Service Class)...........................................................     322,566

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity.......................................................................     672,203
   Dividend Growth.........................................................................   6,544,283
   Equity..................................................................................   3,412,168
   European Growth.........................................................................   4,628,903
   Global Advantage........................................................................   1,005,203
   Global Dividend Growth..................................................................  19,456,190
   High Yield..............................................................................   2,172,879
   Income Builder..........................................................................   3,681,817
   Limited Duration........................................................................   3,629,440
   Money Market............................................................................  46,571,594
   Quality Income Plus.....................................................................  16,636,009
   S&P 500 Index...........................................................................   3,459,958
   Strategist..............................................................................  33,225,379
   Utilities...............................................................................  17,971,168

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares)......................................................   1,945,193
   Dividend Growth (Class Y Shares)........................................................   3,510,403
   Equity (Class Y Shares).................................................................   2,130,879
   European Growth (Class Y Shares)........................................................   2,202,679
   Global Advantage (Class Y Shares).......................................................     553,535
   Global Dividend Growth (Class Y Shares).................................................  11,044,104
   High Yield (Class Y Shares).............................................................   2,218,721
   Income Builder (Class Y Shares).........................................................   4,668,094
   Limited Duration (Class Y Shares).......................................................  13,066,527
   Money Market (Class Y Shares)...........................................................  71,744,078
   Quality Income Plus (Class Y Shares)....................................................  24,141,899
   S&P 500 Index (Class Y Shares)..........................................................   6,839,133
   Strategist (Class Y Shares).............................................................  14,862,525
   Utilities (Class Y Shares)..............................................................   5,837,298

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Mid-Cap Growth......................................................................          --
   AMT Partners............................................................................      16,599

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced....................................................................     920,906
   Oppenheimer Capital Appreciation........................................................     430,456
   Oppenheimer Core Bond...................................................................     292,772

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                            Purchases
                                                                                           -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts (continued):
   Oppenheimer Global Securities.......................................................... $ 1,974,544
   Oppenheimer High Income................................................................     201,955
   Oppenheimer Main Street................................................................     180,028
   Oppenheimer Main Street Small Cap Growth...............................................     322,853
   Oppenheimer MidCap Fund................................................................      55,021
   Oppenheimer Strategic Bond.............................................................   1,696,291

Investments in the Oppenheimer Variable Account Funds (Service Class ("SC")) Sub-Accounts:
   Oppenheimer Balanced (SC)..............................................................   7,213,725
   Oppenheimer Capital Appreciation (SC)..................................................   6,987,626
   Oppenheimer Core Bond (SC).............................................................  28,802,119
   Oppenheimer Global Securities (SC).....................................................  13,049,818
   Oppenheimer High Income (SC)...........................................................   7,009,744
   Oppenheimer Main Street (SC)...........................................................  12,578,181
   Oppenheimer Main Street Small Cap Growth (SC)..........................................   7,601,354
   Oppenheimer MidCap Fund (SC)...........................................................   2,715,674
   Oppenheimer Strategic Bond (SC)........................................................  18,432,873

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
   OpCap Balanced.........................................................................         899
   OpCap Small Cap........................................................................         495

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond...........................................................................         652
   Money Market...........................................................................      17,319
   PIMCO Total Return.....................................................................       2,541
   PIMCO VIT Commodity Real Return Strategy...............................................     882,412
   PIMCO VIT Emerging Markets Bond (Admin Shares).........................................     631,504
   PIMCO VIT Real Return (Advisor Shares).................................................   8,810,375
   PIMCO VIT Total Return (Advisor Shares)................................................  13,906,546

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income..........................................................   6,478,911
   VT Capital Appreciation................................................................   2,758,285
   VT Capital Opportunities...............................................................   3,964,704
   VT Discovery Growth....................................................................   2,992,508
   VT Diversified Income..................................................................   8,694,461
   VT Equity Income.......................................................................   8,875,876
   VT The George Putnam Fund of Boston....................................................  35,645,060
   VT Global Asset Allocation.............................................................  11,531,820
   VT Global Equity.......................................................................   5,207,767
   VT Growth and Income...................................................................  96,007,420
   VT Growth Opportunities................................................................   1,370,763
   VT Health Sciences.....................................................................   2,075,467
   VT High Yield..........................................................................  15,706,902
   VT Income..............................................................................  29,605,053
   VT International Equity................................................................  86,411,795

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                    ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT International Growth and Income.............................................. $ 21,790,152
   VT International New Opportunities..............................................    5,724,030
   VT Investors....................................................................    5,340,509
   VT Mid Cap Value................................................................    4,969,132
   VT Money Market.................................................................  129,884,567
   VT New Opportunities............................................................    1,612,702
   VT New Value....................................................................   39,119,280
   VT OTC & Emerging Growth........................................................    2,317,863
   VT Research.....................................................................    1,536,519
   VT Small Cap Value..............................................................   22,711,123
   VT Utilities Growth and Income..................................................    4,542,819
   VT Vista........................................................................    1,562,134
   VT Voyager......................................................................    5,138,128

Investments in the Rydex Variable Trust Sub-Accounts:
   Rydex OTC.......................................................................        1,151

Investments in the STI Classic Variable Trust Sub-Accounts:
   STI Classic Large Cap Core Equity Fund (o)......................................      855,982
   STI Classic Large Cap Growth Stock Fund (p).....................................    1,438,974
   STI International Equity (q)....................................................      753,472
   STI Investment Grade Bond (q)...................................................      385,839
   STI Large Cap Value Equity......................................................      902,297
   STI Mid-Cap Core Equity Fund (r)................................................    1,326,583
   STI Small Cap Value Equity......................................................    2,861,211

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Emerging Markets Equity..........................................   14,918,033
   Van Kampen UIF Equity Growth....................................................    3,940,266
   Van Kampen UIF Fixed Income.....................................................       75,269
   Van Kampen UIF Global Value Equity..............................................       12,000
   Van Kampen UIF High Yield.......................................................        1,063
   Van Kampen UIF International Magnum.............................................    9,572,940
   Van Kampen UIF Mid Cap Growth...................................................    5,895,431
   Van Kampen UIF U.S. Mid Cap Value...............................................   20,709,709
   Van Kampen UIF U.S. Real Estate.................................................    9,492,963
   Van Kampen UIF Value............................................................       31,115

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II).................................    6,190,817
   Van Kampen UIF Emerging Markets Equity (Class II)...............................    7,692,274
   Van Kampen UIF Equity and Income (Class II).....................................   16,469,829

--------
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation
(q)For the period beginning January 1, 2007 and ended April 27, 2007
(r)Previously known as STI Mid-Cap Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                                  Purchases
                                                                                                --------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts (continued):
   Van Kampen UIF Equity Growth (Class II)..................................................... $    1,532,337
   Van Kampen UIF Global Franchise (Class II)..................................................     27,370,115
   Van Kampen UIF Int'l Growth Equity (Class II)...............................................      1,872,729
   Van Kampen UIF Mid Cap Growth (Class II)....................................................     16,571,655
   Van Kampen UIF Small Company Growth (Class II)..............................................      4,169,979
   Van Kampen UIF U.S. Mid Cap Value (Class II)................................................     16,912,843
   Van Kampen UIF U.S. Real Estate (Class II)..................................................     29,427,425

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Comstock................................................................................      8,508,277
   LIT Government..............................................................................        160,584
   LIT Money Market............................................................................      1,950,355
   Strat Growth I..............................................................................      1,086,730

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Aggressive Growth (Class II)............................................................      3,036,968
   LIT Comstock (Class II).....................................................................     29,056,786
   LIT Growth and Income (Class II)............................................................     19,991,254
   LIT Money Market (Class II).................................................................     25,083,181
   LIT Strat Growth II.........................................................................      4,692,679
                                                                                                --------------
                                                                                                $1,935,418,164
                                                                                                ==============

5.  Financial Highlights

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Advanced Strategies (a)
   2007..............  118    $10.44 - 10.51     $1,239        0.18%       1.00 - 2.65%      4.42 -   5.15%

   AST Aggressive Asset Allocation (a)
   2007..............    5     10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value (a)
   2007..............    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income (a)
   2007..............    5     10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST AllianceBernstein Managed Index 500 (a)
   2007..............    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST American Century Income & Growth (a)
   2007..............  < 1      9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST American Century Strategic Allocation (a)
   2007..............   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Balanced Asset Allocation (a)
   2007..............  348     10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Capital Growth Asset Allocation (a)
   2007..............  256     10.38 - 10.45      2,666        0.33        1.00 - 2.65       3.76 -   4.49

   AST Cohen & Steers Realty (a)
   2007..............    1      9.33 -  9.39          8        0.00        1.00 - 2.65      -6.71 -  -6.05

   AST Conservative Asset Allocation (a)
   2007..............   64     10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

   AST DeAm Large-Cap Value (a)
   2007..............  < 1      9.77 -  9.84          1        0.00        1.00 - 2.65      -2.26 -  -1.58

   AST DeAm Small-Cap Value (a)
   2007..............  < 1      8.80 -  8.86        < 1        0.00        1.00 - 2.65     -11.40 - -12.12

   AST Federated Aggressive Growth (a)
   2007..............  < 1     10.17 - 10.24          1        0.00        1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target (a)
   2007..............  238     10.39 - 10.46      2,479        0.46        1.00 - 2.65       3.86 -   4.58

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST First Trust Capital Appreciation Target (a)
   2007.............  441    $10.52 - 10.60     $4,653        0.19%       1.00 - 2.65%     5.22 -   5.95%

   AST Goldman Sachs Concentrated Growth (a)
   2007.............  < 1     10.37 - 10.44         10        0.00        1.00 - 2.65      3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth (a)
   2007.............  < 1     10.38 - 10.46          2        0.00        1.00 - 2.65      3.84 -   4.57

   AST High Yield (a)
   2007.............  < 1     10.48 - 10.56          2        0.00        1.00 - 2.65      4.83 -   5.56

   AST International Growth (a)
   2007.............    2     11.03 - 11.10         24        0.62        1.00 - 2.65     10.26 -  11.03

   AST International Value (a)
   2007.............    5     10.43 - 10.50         57        1.16        1.00 - 2.65      4.31 -   5.04

   AST JPMorgan International Equity (a)
   2007.............    5     10.30 - 10.37         51        2.13        1.00 - 2.65      3.02 -   3.74

   AST Large-Cap Value (a)
   2007.............    2      9.52 -  9.59         19        1.34        1.00 - 2.65     -4.78 -  -4.11

   AST Lord Abbett Bond Debenture (a)
   2007.............  < 1     10.36 - 10.43          3        0.00        1.00 - 2.65      3.57 -   4.29

   AST Marsico Capital Growth (a)
   2007.............    1     10.78 - 10.86         15        0.23        1.00 - 2.65      7.83 -   8.58

   AST MFS Global Equity (a)
   2007.............    1     10.39 - 10.46          8       21.72        1.00 - 2.65      3.91 -   4.63

   AST MFS Growth (a)
   2007.............  < 1     10.72 - 10.80         --        0.00        1.00 - 2.65      7.22 -   7.97

   AST Mid-Cap Value (a)
   2007.............  < 1      9.71 -  9.78          4        0.00        1.00 - 2.65     -2.89 -  -2.21

   AST Money Market (a)
   2007.............    7     10.09 - 10.16         66        0.30        1.00 - 2.65      0.89 -   1.60

   AST Neuberger Berman Mid-Cap Growth (a)
   2007.............  < 1     10.46 - 10.53          1        0.00        1.00 - 2.65      4.60 -   5.33

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Neuberger Berman Mid-Cap Value (a)
   2007...............   < 1   $ 9.99 - 10.05    $     2       0.00%        1.00 - 2.65%     -0.15 -  0.55%

   AST Neuberger Berman Small-Cap Growth (a)
   2007...............   < 1    11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 - 12.72

   AST PIMCO Limited Maturity Bond (a)
   2007...............   < 1    10.30 - 10.37         --       0.00         1.00 - 2.65       3.02 -  3.75

   AST PIMCO Total Return Bond (a)
   2007...............     6    10.56 - 10.64         67       6.10         1.00 - 2.65       5.62 -  6.36

   AST Preservation Asset Allocation (a)
   2007...............    46    10.45 - 10.52        481       0.37         1.00 - 2.65       4.52 -  5.25

   AST Small-Cap Growth (a)
   2007...............   < 1     9.83 -  9.90         --       0.00         1.00 - 2.65      -1.69 - -1.00

   AST Small-Cap Value (a)
   2007...............     2     9.42 -  9.48         22       1.62         1.00 - 2.65      -5.84 - -5.18

   AST T. Rowe Price Asset Allocation (a)
   2007...............   276    10.16 - 10.23      2,811       1.66         1.00 - 2.65       1.62 -  2.33

   AST T. Rowe Price Global Bond (a)
   2007...............     1    10.57 - 10.64          6       0.00         1.00 - 2.65       5.68 -  6.42

   AST T. Rowe Price Large-Cap Growth (a)
   2007...............     2    10.04 - 10.11         19       0.14         1.00 - 2.65       0.37 -  1.07

   AST T. Rowe Price Natural Resources (a)
   2007...............     4    11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 - 16.74

   AST UBS Dynamic Alpha (a)
   2007...............   144     9.65 -  9.72      1,395       1.34         1.00 - 2.65      -3.46 - -2.78

Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Aggressive Growth
   2006 (s)...........    --      N/A - N/A           --       0.00                  --        N/A - N/A
   2005............... 2,454     9.23 - 12.43     26,951       0.00         1.10 - 1.85       3.79 -  4.59
   2004............... 2,810     8.89 -  9.06     29,360       0.00         1.35 - 1.85       9.74 - 10.29
   2003............... 3,183     8.11 -  8.22     30,014       0.00         1.35 - 1.85      24.33 - 24.97

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AIM Variable
  Insurance Funds
  Sub-Accounts
  (continued):
   AIM V. I. Basic Balanced
   2007...........  3,322  $11.41 - 12.78    $ 39,458      2.82%        1.10 - 1.75%      0.41 -  1.08%
   2006...........  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -  9.35
   2005...........  5,030    9.21 - 11.57      54,653      1.36         1.10 - 1.85       3.35 -  4.14
   2004...........  5,868    8.91 - 10.52      61,381      1.36         1.15 - 1.85       5.53 -  6.29
   2003...........  6,229    8.45 -  9.90      61,441      1.93         1.15 - 1.85      14.21 - 15.03

   AIM V. I. Basic Value
   2007...........  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -  0.43
   2006...........  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 - 11.97
   2005...........  2,572   12.78 - 13.11      33,202      0.09         1.10 - 1.70       3.96 -  4.58
   2004...........  2,711   10.80 - 10.80      33,661      0.00         1.50 - 1.50       8.03 -  8.03
   2003...........  2,385   11.26 - 11.41      27,024      0.04         1.10 - 1.70      31.38 - 32.17

   AIM V. I. Blue Chip
   2006 (t).......     --     N/A - N/A            --      0.24         1.70 - 1.70        N/A - N/A
   2005...........  3,256    6.31 -  6.50      20,821      0.54         1.10 - 1.70       1.76 -  2.37
   2004...........  3,828    6.20 -  6.35      23,985      0.10         1.10 - 1.70       2.91 -  3.53
   2003...........  4,128    6.03 -  6.13      25,059      0.00         1.10 - 1.70      23.04 - 23.78

   AIM V. I. Capital Appreciation
   2007........... 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 - 11.23
   2006 (s)(u)(v). 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -  5.56
   2005........... 11,585    7.59 - 11.34     116,355      0.06         0.70 - 2.30       6.34 -  8.08
   2004........... 13,758    7.02 - 10.66     130,812      0.00         0.70 - 2.30       4.17 -  5.88
   2003........... 15,663    6.63 - 10.23     144,505      0.00         0.70 - 2.30      26.54 - 28.62

   AIM V. I. Capital Development
   2007...........  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -  9.63
   2006...........  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 - 15.25
   2005...........  1,693   11.42 - 16.04      25,091      0.00         1.10 - 1.70       7.76 -  8.41
   2004...........  1,701   10.60 - 14.79      23,186      0.00         1.10 - 1.70      13.55 - 14.24
   2003...........  1,672    9.34 - 12.95      19,887      0.00         1.10 - 1.70      33.08 - 33.88

--------
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(u)On November 3, 2006 AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AIM Variable
  Insurance Funds
  Sub-Accounts
  (continued):
   AIM V. I. Core Equity
   2007........... 13,757  $11.37 - 11.66    $194,919      1.03%        0.70 - 2.20%      5.75 -  7.36%
   2006 (w)....... 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -  8.65
   2005...........  8,733    9.47 - 11.54     106,417      1.40         1.10 - 1.85       3.37 -  4.16
   2004........... 10,304    8.59 -  8.77     122,558      0.96         1.25 - 1.65       7.19 -  7.62
   2003........... 11,986    8.01 -  8.15     133,799      0.99         1.25 - 1.65      22.39 - 22.88

   AIM V. I. Demographic Trends
   2006 (u).......     --     N/A - N/A            --      0.00                  --        N/A - N/A
   2005...........  1,839    5.47 -  5.56       9,996      0.00         1.10 - 1.70       4.42 -  5.05
   2004...........  2,399   12.01 - 12.01      12,449      0.00         1.50 - 1.50       6.63 -  6.63
   2003...........  2,638   11.27 - 11.27      12,838      0.00         1.50 - 1.50      35.41 - 35.41

   AIM V. I. Diversified Income
   2007...........  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -  0.61
   2006...........  1,872   11.60 - 11.67      22,591      5.61         1.10 - 1.85       2.55 -  3.34
   2005...........  2,286   11.30 - 11.31      26,844      5.89         1.10 - 1.85       1.00 -  1.78
   2004...........  2,591   11.38 - 11.51      30,207      5.86         1.25 - 1.45       3.52 -  3.73
   2003...........  2,854   11.00 - 11.09      32,380      7.09         1.25 - 1.45       7.67 -  7.88

   AIM V. I. Government Securities
   2007...........  1,660   12.82 - 13.87      22,709      3.74         1.10 - 1.70       4.54 -  5.17
   2006...........  1,951   12.27 - 13.19      25,477      3.52         1.10 - 1.70       1.81 -  2.42
   2005...........  2,587   12.05 - 12.88      33,125      2.90         1.10 - 1.70      -0.05 -  0.55
   2004...........  3,234   11.81 - 12.39      41,389      3.54         1.15 - 1.65       0.89 -  1.39
   2003...........  4,156   11.70 - 12.22      52,569      2.41         1.15 - 1.65     -0.58 -  -0.09

   AIM V. I. Growth
   2006 (v).......     --     N/A - N/A            --      0.00         1.10 - 1.37        N/A - N/A
   2005........... 10,078    5.53 -  8.50      74,629      0.00         0.70 - 2.20       5.15 -  6.73
   2004........... 11,996    5.19 -  8.08      84,294      0.00         0.70 - 2.20       5.87 -  7.47
   2003........... 13,667    4.83 -  7.63      91,409      0.00         0.70 - 2.20      28.39 - 30.32

--------
(u)On November 3, 2006 AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AIM Variable
  Insurance Funds
  Sub-Accounts
  (continued):
   AIM V. I. High Yield
   2007...........    950  $10.83 - 13.00    $ 10,238      6.51%        1.10 - 1.85%    -0.64 -   0.13%
   2006...........  1,225   10.81 - 13.08      13,245      7.66         1.10 - 1.85      8.69 -   9.53
   2005...........  1,578    9.87 - 12.03      15,601      8.13         1.10 - 1.85      0.82 -   1.60
   2004...........  1,993   10.98 - 11.94      19,434      2.86         1.15 - 1.85      9.19 -   9.98
   2003...........  2,276    9.99 - 10.93      20,211      7.73         1.15 - 1.85     25.67 -  26.58

   AIM V. I. International Growth
   2007...........  3,092   17.75 - 17.90      58,800      0.40         1.10 - 1.85     12.59 -  13.46
   2006...........  3,717   15.76 - 15.78      62,827      1.01         1.10 - 1.85     25.87 -  26.83
   2005...........  3,971   12.44 - 12.52      53,896      0.66         1.10 - 1.85     16.64 -  25.24
   2004...........  3,969   10.37 - 10.60      47,559      0.64         1.25 - 1.65     21.98 -  22.47
   2003...........  4,237    8.50 -  8.65      42,319      0.52         1.25 - 1.65      26.95 - 27.46

   AIM V. I. Large Cap Growth
   2007...........  1,448   12.58 - 12.70      18,302      0.03         1.10 - 1.70     13.68 -  14.37
   2006 (t)(x)....  1,721   11.07 - 11.11      19,086      0.33          1.10 -1.70     10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2007...........  1,440   13.23 - 17.98      23,624      0.20         1.10 - 2.20      7.15 -   8.34
   2006...........  1,898   12.35 - 16.59      28,749      0.91         1.10 - 2.20      8.83 -  10.03
   2005...........  2,172   11.35 - 15.08      30,351      0.55         1.10 - 2.20      5.29 -   6.44
   2004...........  1,876   10.78 - 10.84      25,617      0.40         1.28 - 2.20      7.76 -   8.43
   2003...........  1,375   12.42 - 12.58      17,193      0.00         1.10 - 1.70     25.17 -  25.92

   AIM V. I. Money Market
   2007...........  1,818   10.80 - 12.17      21,740      4.55         1.10 - 1.70      2.77 -   3.39
   2006...........  1,821   10.51 - 11.77      21,080      4.26         1.10 - 1.70      2.52 -   3.14
   2005...........  1,793   10.25 - 11.42      20,186      2.40         1.10 - 1.70      0.79 -   1.40
   2004...........  2,239   10.17 - 11.26      25,037      0.63         1.10 - 1.70     -1.01 -  -0.41
   2003...........  3,415   10.27 - 11.30      38,378      0.60         1.10 - 1.70     -1.12 -  -0.52

   AIM V. I. Premier Equity
   2006 (w).......     --     N/A - N/A            --      1.02         1.30 - 1.95        N/A - N/A
   2005........... 15,763    7.16 -  8.34     145,943      0.77         0.70 - 2.20      3.36 -   4.92
   2004........... 19,269    6.82 - 10.04     172,357      0.43         0.70 - 2.20      3.45 -   5.03
   2003........... 23,027    6.49 -  7.80     199,189      0.29         0.70 - 2.20     22.36 -  24.21

--------
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(x)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation
                       Units     Unit Value     Net Assets  Investment    Expense Ratio**   Total Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Technology
   2007...............   375   $12.79 - 13.08    $ 4,858       0.00%        1.10 - 1.70%      5.88 -  6.52%
   2006...............   453    12.08 - 12.28      5,519       0.00         1.10 - 1.70       8.62 -  9.28
   2005...............   536    11.12 - 11.23      5,997       0.00         1.10 - 1.70       0.47 -  1.06
   2004 (ai)..........   657    11.07 - 11.12      7,295       0.00         1.10 - 1.70      10.71 - 11.17

   AIM V. I. Utilities
   2007...............   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 - 19.32
   2006...............   842    17.30 - 17.58     14,683       3.26         1.10 - 1.70      23.35 - 24.09
   2005...............   999    14.02 - 14.17     14,081       2.50         1.10 - 1.70      14.87 - 15.56
   2004 (ai)..........   948    12.24 - 12.24     11,603       0.00         1.35 - 1.37      22.36 - 22.38

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:

   AIM V. I. Aggressive Growth II
   2006 (y)...........    --      N/A - N/A           --       0.00            -- - --         N/A - N/A
   2005...............    56    11.19 - 11.51        633       0.00         1.30 - 2.00       3.44 -  4.18
   2004...............    54    10.82 - 11.05        594       0.00         1.30 - 2.00       9.24 - 10.02
   2003...............    55     9.90 - 10.04        549       0.00         1.30 - 2.00      23.82 - 24.71

   AIM V. I. Basic Balanced II
   2007...............   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -  0.62
   2006...............   173    10.90 - 11.34      1,938       1.59         1.30 - 2.10       7.98 -  8.84
   2005...............   204    10.10 - 10.42      2,103       1.22         1.30 - 2.10       2.84 -  3.65
   2004...............   218     9.82 - 10.05      2,174       1.46         1.30 - 2.10       4.99 -  5.85
   2003...............   183     9.35 -  9.50      1,730       2.99         1.30 - 2.10      -6.50 - 14.64

   AIM V. I. Basic Value II
   2007............... 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -  0.05
   2006............... 1,431    15.63 - 16.40     22,198       0.12         1.29 - 2.59      10.02 - 11.49
   2005............... 1,573    14.20 - 14.71     21,968       0.00         1.29 - 2.59       2.71 -  4.07
   2004............... 1,550    13.83 - 14.14     20,868       0.00         1.29 - 2.59       7.97 -  9.41
   2003...............   825    12.81 - 12.92      9,910       0.00         1.29 - 2.59      28.08 - 29.22

   AIM V. I. Blue Chip II
   2006 (z)...........    --      N/A - N/A           --       0.00            -- - --         N/A - N/A
   2005...............   106     9.67 -  9.98      1,044       0.33         1.30 - 2.10       1.14 -  1.95
   2004...............   112     9.56 -  9.78      1,085       0.00         1.30 - 2.10       2.09 -  2.93
   2003...............   100     9.36 -  9.51        951       0.00         1.30 - 2.10      -6.40 - 23.19

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                   For the year ended December 31,
                        ----------------------------------- ----------------------------------------------
                                 Accumulation                                  Expense      Total Return***
                        Units     Unit Value     Net Assets  Investment        Ratio**          Lowest
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest   to Highest
                        ------ ----------------- ---------- ------------- ----------------- ---------------
Investments in the AIM
  Variable Insurance
  Funds Series II Sub-
  Accounts (continued):
   AIM V. I. Capital Appreciation II
   2007................  546    $14.98 - 15.93     $7,992        0.00%       1.29 - 2.59%     8.82 - 10.28%
   2006 (y)(aa)(ab)....  620     13.76 - 14.45      8,274        0.00        1.29 - 2.59      3.32 -  4.69
   2005................  570     13.32 - 13.80      7,538        0.00        1.29 - 2.59      5.77 -  7.18
   2004................  629     12.59 - 12.88      7,748        0.00        1.29 - 2.59      3.58 -  4.96
   2003................  463     12.16 - 12.27      5,418        0.00        1.29 - 2.59     21.60 - 22.68

   AIM V. I. Capital Development II
   2007................   47     15.19 - 15.85        733        0.00        1.30 - 2.00      8.35 -  9.11
   2006................   41     14.02 - 14.52        592        0.00        1.30 - 2.00     13.96 - 14.76
   2005................   42     12.30 - 12.65        523        0.00        1.30 - 2.00      7.09 -  7.86
   2004................   36     11.49 - 11.73        421        0.00        1.30 - 2.00     12.96 - 13.77
   2003................   31     10.17 - 10.31        319        0.00        1.30 - 2.00     32.35 - 33.29

   AIM V. I. Core Equity II
   2007................  389     11.25 - 11.50      4,618        0.90        1.29 - 2.59      5.07 -  6.48
   2006 (ac)...........  474     10.71 - 10.80      5,296        0.94        1.29 - 2.59      7.09 -  8.04
   2005................   43     11.01 - 11.33        478        1.23        1.30 - 2.00      2.99 -  3.72
   2004................   45     10.69 - 10.92        491        0.90        1.30 - 2.00      6.50 -  7.26
   2003................   35     10.04 - 10.18        357        1.26        1.30 - 2.00     21.67 - 22.54

   AIM V. I. Demographic Trends II
   2006 (aa)...........   --       N/A - N/A           --        0.00        0.00 - 0.00       N/A - N/A
   2005................   30      9.82 - 10.10        303        0.00        1.30 - 2.00      3.96 -  4.70
   2004................   31      9.45 -  9.65        301        0.00        1.30 - 2.00      5.74 -  6.50
   2003................   33      8.93 -  9.06        297        0.00        1.30 - 2.00    -10.67 - 35.52

   AIM V. I. Diversified Income II
   2007................   46     11.10 - 11.64        528        7.08        1.30 - 2.10     -0.61 -  0.20
   2006................   48     11.16 - 11.61        552        5.03        1.30 - 2.10      2.01 -  2.83
   2005................   66     10.94 - 11.29        732        5.93        1.30 - 2.10      0.55 -  1.35
   2004................   69     10.88 - 11.14        758        6.48        1.30 - 2.10      2.50 -  3.33
   2003................   53     10.62 - 10.78        567       10.25        1.30 - 2.10      6.18 -  7.60

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(aa) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(ab) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(ac) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II Sub-
  Accounts (continued):
   AIM V. I. Government Securities II
   2007................   95    $11.04 - 11.59     $1,089        3.33%       1.30 - 2.10%     3.89 -   4.73%
   2006................  124     10.63 - 11.06      1,362        2.90        1.30 - 2.10      1.14 -   1.95
   2005................  202     10.51 - 10.85      2,177        2.87        1.30 - 2.10     -0.67 -   0.10
   2004................  224     10.58 - 10.84      2,411        3.52        1.30 - 2.10       0.12 -  0.94
   2003................  224     10.57 - 10.74      2,401        2.56        1.30 - 2.10      -0.39 -  5.68

   AIM V. I. Growth II
   2006 (ab)...........   --       N/A - N/A           --        0.00        0.00 - 0.00        N/A - N/A
   2005................   32      9.62 -  9.90        312        0.00        1.30 - 2.00       5.02 -  5.78
   2004................   37      9.16 -  9.36        345        0.00        1.30 - 2.00       5.84 -  6.60
   2003................   40      8.66 -  8.78        351        0.00        1.30 - 2.00      28.26 - 29.18

   AIM V. I. High Yield II
   2007................   47     13.58 - 14.15        651        6.61        1.30 - 2.00      -1.00 - -0.30
   2006................   52     13.71 - 14.20        732        7.55        1.30 - 2.00       8.23 -  8.99
   2005................   64     12.67 - 13.03        830        8.84        1.30 - 2.00       0.40 -  1.11
   2004................   65     12.62 - 12.88        836        3.17        1.30 - 2.00       8.91 -  9.69
   2003................   52     11.59 - 11.74        613       10.77        1.30 - 2.00      25.33 - 26.23

   AIM V. I. International Growth II
   2007................   78     20.31 - 21.31      1,636        0.39        1.30 - 2.10      12.06 - 12.96
   2006................   86     18.12 - 18.87      1,593        1.08        1.30 - 2.10      26.23 - 81.20
   2005................   66     14.53 - 14.95        973        0.64        1.30 - 2.00      15.36 - 16.18
   2004................   56     12.59 - 12.87        710        0.59        1.30 - 2.00      21.23 - 22.10
   2003................   37     10.39 - 10.54        392        0.51        1.30 - 2.00      3.88 -  26.93

   AIM V. I. Large Cap Growth II
   2007................   88     12.46 - 12.62      1,106        0.00        1.30 - 2.10      12.89 - 13.80
   2006 (x)(z).........   95     11.04 - 11.09      1,047        0.00        1.30 - 2.10      10.40 - 10.89

   AIM V. I. Mid Cap Core Equity II
   2007................  488     12.98 - 13.55      6,739        0.05        1.29 - 2.44       6.60 -  7.87
   2006................  545     12.17 - 12.56      6,990        0.67        1.29 - 2.44      8.28 -   9.55
   2005................  637     11.24 - 11.46      7,457        0.37        1.29 - 2.44      4.66 -   5.89
   2004................  375     10.74 - 10.83      4,239        0.04        1.29 - 2.44      7.41 -   8.26
   2003................  130     10.84 - 10.99      1,419        0.00        1.30 - 2.00      24.52 - 25.41

--------
(x)For the period beginning June 12, 2006 and ended December 31, 2006
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(ab) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts
  (continued):
   AIM V. I. Money Market II
   2007...................   228   $  9.76 -10.43    $ 2,352      4.00%      1.30 - 2.40%      1.80 -  2.93%
   2006...................   213      9.58 -10.13      2,143      3.63       1.30 - 2.40       1.55 -  2.67
   2005...................   286      9.44 - 9.87      2,794      2.16       1.30 - 2.40      -5.63 -  0.95
   2004...................   580      9.48 - 9.78      5,632      0.61       1.30 - 2.30      -5.17 - -0.87
   2003...................   185      9.72 - 9.86      1,820      0.27       1.30 - 2.00      -1.68 - -0.98

   AIM V. I. Premier Equity II
   2006 (ac)..............    --      N/A - N/A           --      0.72       2.04 - 2.04         N/A -  N/A
   2005...................   386    12.32 - 12.76      4,641      0.64       1.29 - 2.59       2.64 -  4.01
   2004...................   376    12.00 - 12.27      4,364      0.38       1.29 - 2.59       2.76 -  4.13
   2003...................   262    11.68 - 11.78      2,871      0.39       1.29 - 2.59      16.81 - 17.85

   AIM V. I. Technology II
   2007...................     9    12.53 - 12.85        119      0.00       1.30 - 2.00       5.34 -  6.08
   2006...................    10    11.89 - 12.12        123      0.00       1.30 - 2.00       8.04 -  8.80
   2005...................    12    11.01 - 11.14        132      0.00       1.30 - 2.00      -0.06 -  0.63
   2004 (ai)..............    13    11.01 - 11.07        144      0.00       1.30 - 2.00      10.13 - 10.66

   AIM V. I. Utilities II
   2007...................    48    20.23 - 20.64        971      1.81       1.30 - 1.85      18.11 - 18.76
   2006...................    50    17.13 - 17.38        873      3.80       1.30 - 1.85      22.96 - 23.64
   2005...................    39    13.93 - 14.06        550      2.37       1.30 - 1.85      14.41 - 15.04
   2004 (ai)..............    37    12.17 - 12.22        456      0.00       1.30 - 1.85      21.75 - 22.20

Investments in the
  AllianceBernstein
  Variable Product Series
  Fund Sub-Accounts:
   AllianceBernstein VPS Growth (b)
   2007................... 5,068     8.55 - 15.84     55,665      0.00       0.70 - 2.59       9.73 - 11.87
   2006................... 6,256     7.64 - 14.44     59,865      0.00       0.70 - 2.59      -3.79 - -1.93
   2005................... 6,832     7.79 - 15.01     64,949      0.00       0.70 - 2.59       8.75 - 10.86
   2004................... 6,175     7.03 - 13.80     49,046      0.00       0.70 - 2.59      11.56 - 13.73
   2003................... 4,787     6.18 - 12.37     31,863      0.00       0.70 - 2.59      23.69 - 33.76

--------
(b)Previously known as AllianceBernstein Growth
(ac)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                              At December 31,                    For the year ended December 31,
                    ----------------------------------- ------------------------------------------------
                             Accumulation                                  Expense            Total
                    Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                    (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AllianceBernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Growth & Income (c)
   2007............ 11,800  $15.68 - 16.42    $165,771      1.25%        0.70 - 2.59%      2.13 -  4.12%
   2006............ 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 - 16.17
   2005............ 17,601   13.47 - 13.57     207,806      1.29         0.70 - 2.59       1.89 -  3.87
   2004............ 19,688   13.07 - 13.22     224,698      0.73         0.70 - 2.59       8.34 - 10.45
   2003............ 20,088   11.83 - 12.20     207,152      0.79         0.70 - 2.59      22.04 - 31.26

   AllianceBernstein VPS International Value (d)
   2007............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -  4.21
   2006............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 - 33.38
   2005 (aj).......  1,299   11.80 - 11.90      15,418      0.09         1.29 - 2.59       17.97 -19.02

   AllianceBernstein VPS Large Cap Growth (e)
   2007............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 - 12.82
   2006............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 - -1.33
   2005............  6,159    7.37 - 13.47      46,607      0.00         0.70 - 2.59      11.88 - 14.04
   2004............  6,506    6.47 - 12.04      43,142      0.00         0.70 - 2.59       5.54 -  7.59
   2003............  7,152    6.01 - 11.41      42,433      0.00         0.70 - 2.59      14.10 - 22.51

   AllianceBernstein VPS Small/Mid Cap Value (f)
   2007............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -  0.21
   2006............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 - 12.73
   2005............  2,513   16.29 - 16.88      41,919      0.56         1.29 - 2.59       3.88 -  5.26
   2004............  1,633   15.68 - 16.03      25,976      0.08         1.29 - 2.59      15.99 - 17.54
   2003 (ak).......  1,000   13.52 - 13.64      13,601      0.10         1.29 - 2.59      35.21 - 36.42

   AllianceBernstein VPS Utility Income (g)
   2007............    519   15.56 - 16.12       8,265      2.05         1.29 - 2.59      18.87 - 20.46
   2006............    460   13.09 - 13.38       6,119      2.45         1.29 - 2.59      30.91 - 33.83
   2005 (aj).......    290   10.89 - 10.98       3,174      0.29         1.29 - 2.44       8.92 -  9.78

--------
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income
(aj)For the period beginning April 29, 2005, and ended December 31, 2005
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AllianceBernstein
  Variable Product
  Series Fund Sub-
  Accounts
  (continued):
   AllianceBernstein VPS Value (h)
   2007...............  311    $11.73 - 12.16     $3,747       1.20%        1.29 - 2.59%    -6.66 -  -5.41%
   2006...............  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59     17.90 -  19.47
   2005 (aj)..........  135     10.66 - 10.76      1,449       0.52         1.29 - 2.59      6.62 -   7.57

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2007...............    2     15.73 - 15.73         24       2.84         1.45 - 1.45      3.42 -   3.42
   2006...............    3     15.21 - 15.36         50       2.24         1.35 - 1.45      8.05 -   8.15
   2005...............    4     14.08 - 14.20         53       1.94         1.35 - 1.45      3.43 -   3.53
   2004...............    5     13.61 - 13.72         62       1.91         1.35 - 1.45      8.20 -   8.31
   2003...............    7     12.58 - 12.66         85       3.54         1.35 - 1.45      17.74 - 17.86

   American Century VP International
   2007...............   --                --         --        N/A         0.00 - 0.00      0.00 -   0.00
   2006...............    2     16.29 - 16.29         30       1.59         1.45 - 1.45     23.23 -  23.23
   2005...............    2     13.22 - 13.33         26       1.65         1.35 - 1.45     11.63 -  11.74
   2004...............    5     11.84 - 11.93         63       0.66         1.35 - 1.45     13.27 -  13.38
   2003...............    9     10.46 - 10.52         90       0.70         1.35 - 1.45     22.72 -  22.84

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2007...............   17      6.73 - 10.49        159       0.63         1.15 - 1.65      6.01 -   6.55
   2006...............   26      6.35 -  9.85        233       0.11         1.15 - 1.65      7.42 -   7.96
   2005...............   31      5.91 -  9.12        256       0.00         1.15 - 1.65      1.92 -   2.43
   2004...............   31      5.80 -  8.90        257       0.35         1.15 - 1.65      4.47 -   5.00
   2003...............   39      5.55 -  8.48        320       0.11         1.15 - 1.65     23.94 -  24.56

--------
(h)Previously known as AllianceBernstein Value
(aj) For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2007..............  104    $11.31 - 13.23     $1,291       1.71%        1.15 - 1.85%      3.30 -  4.05%
   2006..............  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 - 14.18
   2005..............  163      9.66 - 11.13      1,717       1.54         1.15 - 1.85       2.76 -  3.50
   2004..............  211      9.40 - 10.76      2,144       1.74         1.15 - 1.85       8.59 -  9.38
   2003..............  244      8.66 -  9.83      2,329       1.45         1.15 - 1.85      25.99 - 26.90

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2007..............   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -  7.20
   2006..............   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 - 13.21
   2005..............   31      8.89 - 11.07        328       1.30         1.15 - 1.85       1.45 -  2.17
   2004..............   36      8.76 - 10.83        373       1.19         1.15 - 1.85       5.48 -  6.24
   2003..............   41      8.31 - 10.19        398       0.81         1.15 - 1.85      24.23 - 25.12

   VIF Money Market
   2007..............   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -  3.66
   2006..............   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -  3.40
   2005..............   89      9.90 - 11.32        941       2.51         1.15 - 1.85       0.76 -  1.49
   2004..............  114      9.83 - 11.16      1,200       0.75         1.15 - 1.85     -1.06 -  -0.35
   2003..............  149      9.93 - 11.19      1,570       0.71         1.15 - 1.85     -1.17 -  -0.45

   VIF Small Company Stock (i)
   2007..............   --      N/A - N/A            --        N/A         0.00 - 0.00        N/A - N/A
   2006..............    5     16.90 - 17.51         84       0.00         1.15 - 1.59       9.22 -  9.70
   2005..............    5     15.47 - 15.96         73       0.00         1.15 - 1.59      -0.68 - -0.25
   2004..............    5     15.58 - 16.00         82       0.00         1.15 - 1.59      16.65 - 60.02
   2003..............    5     13.13 - 13.35         70       0.12         1.35 - 1.59      40.69 - 41.02

Investments in the
  DWS Variable Series
  Sub-Accounts:
   DWS VIP Bond A
   2007..............   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -  3.44
   2006..............   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -  3.98
   2005..............   85     13.38 - 13.47      1,143       3.39         0.70 - 0.80       1.78 -  1.89
   2004..............  102     13.14 - 13.22      1,351       3.77         0.70 - 0.80       4.54 -  4.64
   2003..............  110     12.57 - 12.64      1,383       5.02         0.70 - 0.80       4.22 -  4.33

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series
  Sub-Accounts
  (continued):
   DWS VIP Capital Growth A
   2007...............  133    $12.65 - 12.76     $1,694       0.58%        0.70 - 0.80%     11.69 - 11.80%
   2006...............  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -  7.77
   2005...............  239     10.52 - 10.59      2,527       0.80         0.70 - 0.80       8.09 -  8.20
   2004...............  204      9.73 -  9.79      1,991       0.55         0.70 - 0.80       7.12 -  7.23
   2003...............  222      9.08 -  9.13      2,027       0.40         0.70 - 0.80      25.87 - 26.00

   DWS VIP Global Opportunities
   2007...............   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -  8.56
   2006...............   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 - 21.23
   2005...............   89     21.17 - 21.33      1,899       0.60         0.70 - 0.80      17.25 - 17.36
   2004...............   97     18.06 - 18.17      1,768       0.26         0.70 - 0.80      22.36 - 22.48
   2003...............  106     14.76 - 14.84      1,578       0.09         0.70 - 0.80      47.90 - 48.05

   DWS VIP Growth and Income A
   2007...............   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -  0.64
   2006...............  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 - 12.83
   2005...............  116      9.96 - 10.03      1,160       1.25         0.70 - 0.80       5.22 -  5.33
   2004...............  141      9.47 -  9.52      1,340       0.95         0.70 - 0.80       9.28 -  9.39
   2003...............  180      8.66 -  8.71      1,570       0.98         0.70 - 0.80      25.73 - 25.85

   DWS VIP International
   2007...............   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 - 13.78
   2006...............   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 - 25.03
   2005...............   74     11.59 - 11.67        866       1.66         0.70 - 0.80      15.24 - 15.36
   2004...............   73     10.05 - 10.12        736       1.18         0.70 - 0.80      15.60 - 15.72
   2003...............  105      8.70 -  8.74        916       0.63         0.70 - 0.80      26.73 - 26.86

   DWS VIP Money Market A
   2006 (ad)..........   --       N/A - N/A           --       3.94         0.00 - 0.00        N/A - N/A
   2005...............   78     11.66 - 11.75        910       2.63         0.70 - 0.80       1.90 -  2.01
   2004...............   79     11.44 - 11.51        903       0.88         0.70 - 0.80       0.09 -  0.20
   2003...............  139     11.43 - 11.49      1,593       0.74         0.70 - 0.80       0.01 -  0.11

--------
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series II
  Sub-Accounts:
   DWS VIP Balanced A
   2007...............   169   $12.09 - 12.13    $ 2,051       3.22%        0.70 - 0.80%      4.00 -  4.10%
   2006...............   179    11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -  9.47
   2005 (aj)..........   238    10.63 - 10.64      2,531       0.00         0.70 - 0.80       6.33 -  6.41

   DWS VIP Money Market A II
   2007...............    98    10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -  4.27
   2006 (ad)(ae)......   101    10.06 - 10.07      1,013       1.27         0.70 - 0.80       0.64 -  0.66

   DWS VIP Small Cap Growth A
   2007...............    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -  5.45
   2006...............    47    12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -  4.53
   2005 (aj)..........    66    11.60 - 11.61        760       0.00         0.70 - 0.80      15.98 - 16.06

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2007 (j)...........   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -  3.58
   2006...............   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85       2.60 -  3.33
   2005...............   573     9.88 - 10.92      6,335       2.59         1.15 - 1.85       0.81 -  1.53
   2004...............   804     9.81 - 10.76      8,836       0.75         1.15 - 1.85     -1.05 -  -0.34
   2003............... 1,183     9.91 - 10.79     13,266       0.74         1.15 - 1.85     -1.18 -  -0.47

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2007...............   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 - 16.24
   2006...............   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 - 10.44
   2005............... 1,152    11.73 - 17.23     16,506       0.28         1.15 - 1.65      15.03 - 15.60
   2004............... 1,201    11.68 - 11.93     14,967       0.30         1.25 - 1.65      13.59 - 14.04
   2003............... 1,176    10.28 - 10.46     12,924       0.40         1.25 - 1.65      26.36 - 26.87

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(ae)For the period beginning November 3, 2006, and ending December 31, 2006
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Equity-Income
   2007.............   179   $13.76 - 16.15    $ 2,782        1.54%       1.15 - 1.65%     -0.14 -  0.36%
   2006.............   267    13.78 - 16.09      4,159        3.28        1.15 - 1.65      18.23 - 18.82
   2005.............   413    11.65 - 13.54      5,397        1.69        1.15 - 1.65       4.14 -  4.66
   2004.............   497    11.19 - 12.94      6,226        1.55        1.15 - 1.65       9.70 - 10.25
   2003.............   540    10.20 - 11.74      6,144        1.74        1.15 - 1.65      28.20 - 28.84

   VIP Growth
   2007.............   643    10.97 - 14.02      7,458        0.84        1.15 - 1.65      24.88 - 25.51
   2006.............   827     8.78 - 11.17      7,662        0.42        1.15 - 1.65       5.11 -  5.63
   2005............. 1,080     6.45 - 10.58      9,443        0.51        1.15 - 1.65       4.07 -  4.59
   2004............. 1,318     8.03 -  8.21     10,932        0.26        1.25 - 1.65       1.69 -  2.09
   2003............. 1,416     7.90 -  8.04     11,525        0.24        1.25 - 1.65      30.68 - 31.20

   VIP High Income
   2007.............   233    11.06 - 11.80      2,567        7.51        1.15 - 1.65       1.10 -  1.60
   2006.............   298    10.94 - 11.61      3,249        6.94        1.15 - 1.65       9.42 -  9.97
   2005.............   379    10.00 - 10.56      3,766       14.71        1.15 - 1.65       1.02 -  1.53
   2004.............   431     9.32 -  9.42      4,231        7.36        1.25 - 1.45       8.02 -  8.23
   2003.............   419     8.55 -  8.70      3,829        5.19        1.25 - 1.65     -14.50 - 25.69

   VIP Index 500
   2007.............   904    10.47 - 11.01      9,912        3.62        1.15 - 1.65       3.70 -  4.23
   2006............. 1,120    10.05 - 10.61     11,743        1.82        1.15 - 1.65      13.84 - 14.41
   2005............. 1,435     8.27 -  8.78     13,080        1.82        1.15 - 1.65       3.11 -  3.63
   2004............. 1,696     9.04 -  9.24     14,869        1.23        1.25 - 1.65       8.81 -  9.24
   2003............. 1,649     8.31 -  8.46     13,238        1.26        1.25 - 1.65      26.31 - 26.82

   VIP Investment Grade Bond
   2007.............   234    14.33 - 14.82      3,460        4.47        1.25 - 1.65       2.63 -  3.04
   2006.............   286    13.97 - 14.39      4,096        4.24        1.25 - 1.65       2.65 -  3.06
   2005.............   352    13.61 - 13.96      4,901        3.72        1.25 - 1.65       0.52 -  0.93
   2004.............   400    13.53 - 13.83      5,522        4.00        1.25 - 1.65       2.75 -  3.16
   2003.............   379    13.17 - 13.41      5,070        3.99        1.25 - 1.65       3.48 -  3.90

   VIP Overseas
   2007.............   241    13.05 - 15.56      3,642        3.37         1.15 -1.65      15.38 - 15.96
   2006.............   287    11.25 - 13.48      3,724        0.89        1.15 - 1.65      16.15 - 16.73
   2005.............   314     9.64 - 11.61      3,514        0.65        1.15 - 1.65      17.10 - 17.69
   2004.............   325     9.91 - 10.13      3,042        1.09        1.25 - 1.65      -0.88 - 12.22
   2003.............   330     8.87 -  9.03      2,750        0.73        1.25 - 1.65     -11.32 - 41.59

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5. Financial Highlights (continued)

                                        At December 31,                    For the year ended December 31,
                              ----------------------------------- ------------------------------------------------
                                       Accumulation                                  Expense            Total
                              Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                              (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2) Sub-
  Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2007......................     5   $12.55 - 12.55    $     66      3.65%        1.35 - 1.35%     16.99 - 16.99%
   2006......................     6    10.58 - 10.73          63      1.52         1.35 - 1.60       5.02 -  5.29
   2005......................     5    10.07 - 10.19          49      1.48         1.35 - 1.60       1.91 -  2.17
   2004......................     3     9.88 -  9.97          32      2.11         1.35 - 1.60       3.94 -  4.20
   2003......................     3     9.51 -  9.57          31      2.24         1.35 - 1.60      21.06 - 21.37

   VIP Contrafund (Service Class 2)
   2007...................... 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 - 15.78
   2006...................... 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -  8.55
   2005...................... 2,203    11.81 - 11.92      26,417      0.01         1.29 - 2.59      18.12 - 19.17
   2004......................   114    11.90 - 12.13       1,376      0.21         1.35 - 1.85      13.03 - 13.60
   2003......................   118    10.67 - 12.68       1,256      0.28         1.35 - 2.05      25.57 - 26.47

   VIP Equity-Income (Service Class 2)
   2007......................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 - -0.10
   2006......................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 - 18.31
   2005......................   314    11.23 - 12.40       3,533      1.43         1.35 - 2.00       4.15 - 23.99
   2004......................   316    12.53 - 12.53       3,424      1.36         1.50 - 1.50       9.57 -  9.57
   2003......................   338    11.44 - 11.44       3,338      2.73         1.50 - 1.50      28.08 - 28.08

   VIP 2010 Portfolio (Service Class 2)
   2007......................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -  7.02
   2006 (af).................   328    10.42 - 10.48       3,433      2.90         1.29 - 2.24       4.15 -  4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2007......................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -  8.84
   2006 (af).................   198    10.46 - 10.51       2,075      2.67         1.29 - 1.99       4.63 -  5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2007......................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -  9.64
   2006 (af).................   109    10.48 - 10.52       1,146      2.56         1.29 - 1.89       4.79 -  5.22

   VIP Freedom Growth Stock Portfolio (Service Class 2)
   2007......................   147    11.67 - 11.79       1,724      0.00         1.29 - 1.89      19.99 - 20.73
   2006 (af).................    47     9.73 -  9.77         456      0.00         1.29 - 1.89      -2.74 - -2.34

   VIP Freedom Income Portfolio (Service Class 2)
   2007......................   179    10.73 - 10.84       1,936      5.64         1.29 - 1.89       3.90 -  4.54
   2006 (af).................    54    10.33 - 10.37         561      5.44         1.29 - 1.89       3.31 -  3.73

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service
  Class 2)
  Sub-Accounts
  (continued):
   VIP Growth & Income (Service Class 2)
   2007............. 1,126   $13.19 - 13.67    $15,234        1.45%       1.29 - 2.59%      8.95 - 10.41%
   2006............. 1,180    12.11 - 12.38     14,521        0.53        1.29 - 2.59       9.94 - 11.40
   2005 (aj)........   621    11.02 - 11.11      6,884        0.00        1.29 - 2.59      10.16 - 11.14

   VIP Growth (Service Class 2)
   2007.............    66    10.49 - 10.86        722        0.40        1.35 - 1.85      24.30 - 24.94
   2006.............    75     8.44 -  8.69        654        0.17        1.35 - 1.85       4.61 -  5.14
   2005.............    86     8.07 -  8.26        717        0.26        1.35 - 1.85       3.56 -  4.08
   2004.............   103     7.79 -  7.94        820        0.13        1.35 - 1.85       1.21 -  1.73
   2003.............   113     7.70 -  7.80        892        0.10        1.35 - 1.85      30.09 - 30.75

   VIP High Income (Service Class 2)
   2007.............   964    11.29 - 11.65     11,264        8.39        1.29 - 2.44       0.03 -  1.21
   2006.............   950    11.28 - 11.51     11,001        9.54        1.29 - 2.44       8.32 -  9.60
   2005.............   549    10.41 - 10.50      5,887       14.03        1.29 - 2.59       4.05 -  4.98
   2004.............   108    12.17 - 12.40      1,335        7.85        1.35 - 1.85       7.36 -  7.91
   2003.............   105    11.33 - 11.49      1,202        6.11        1.35 - 1.85      24.41 - 25.04

   VIP Index 500 (Service Class 2)
   2007.............   805    11.04 - 11.26      9,066        3.44        1.29 - 2.44       2.60 -  3.82
   2006.............   358    10.76 - 10.85      3,927        0.99        1.29 - 2.44       7.61 -  8.46
   2005.............   184     9.58 -  9.81      1,797        1.62        1.35 - 1.85       2.63 -  3.15
   2004.............   196     9.34 -  9.51      1,862        1.12        1.35 - 1.85       8.30 -  8.85
   2003.............   204     8.62 -  8.74      1,787        1.19        1.35 - 1.85      25.72 - 26.36

   VIP Investment Grade Bond (Service Class 2)
   2007.............     1    12.08 - 12.08         18        4.44        1.50 - 1.50       2.51 -  2.51
   2006.............     2    11.78 - 11.78         21        3.44        1.50 - 1.50       2.58 -  2.58
   2005.............     2    11.49 - 11.49         24        3.40        1.50 - 1.50       0.37 -  0.37
   2004.............     2    11.44 - 11.44         25        4.04        1.50 - 1.50       2.63 -  2.63
   2003.............     2    11.15 - 11.15         25        6.41        1.50 - 1.50       3.37 -  3.37

   VIP Mid Cap (Service Class 2)
   2007............. 2,415    11.27 - 14.80     32,122        0.51        1.29 - 2.59      12.34 - 13.84
   2006............. 1,846    13.17 - 13.47     22,815        0.11        1.29 - 2.59      10.96 - 31.72
   2005 (aj)........   703    12.04 - 12.14      8,508        0.00        1.29 - 2.44      20.41 - 21.36

--------
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                    For the year ended December 31,
                            ----------------------------------- ------------------------------------------------
                                     Accumulation                                  Expense            Total
                            Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                            (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                            ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts
  (continued):
   VIP Money Market (Service Class 2)
   2007....................   915   $10.41 - 10.60    $ 9,648       3.91%        1.29 - 2.39%      2.44 -  3.60%
   2006 (af)............... 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -  2.35

   VIP Overseas (Service Class 2)
   2007....................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 - 15.46
   2006....................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 - 31.73
   2005 (aj)...............     6    11.67 - 16.58         74       0.49         1.35 - 1.80      16.65 - 17.18
   2004....................     7    13.55 - 13.55         69       1.01         1.50 - 1.50      11.61 - 11.61
   2003....................     6    12.14 - 12.14         57       0.34         1.50 - 1.50      40.89 - 40.89

Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2007....................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 - 12.84
   2006....................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 - 13.54
   2005 (aj)...............   131    11.09 - 11.18      1,457       0.15         1.29 - 2.44      10.90 - 11.78

   Franklin Growth and Income Securities
   2007.................... 4,938    15.30 - 16.47     80,067       2.34         1.29 - 2.69      -6.31 - -4.96
   2006.................... 5,458    16.34 - 17.33     93,369       2.40         1.29 - 2.69      13.62 - 15.25
   2005.................... 5,741    14.38 - 15.03     85,475       2.65         1.29 - 2.69       0.74 -  2.18
   2004.................... 5,083    14.27 - 14.71     74,266       2.61         1.29 - 2.69       7.64 -  9.19
   2003.................... 2,824    13.38 - 13.48     37,891       0.00         1.29 - 1.89      33.76 - 34.75

   Franklin High Income Sec 2
   2007.................... 1,006    11.46 - 11.97     11,886       6.29         1.28 - 2.44       0.20 -  1.40
   2006.................... 1,172    11.44 - 11.80     13,689       6.41         1.28 - 2.44       6.70 -  7.98
   2005.................... 1,146    10.72 - 10.93     12,447       6.61         1.28 - 2.44       0.80 -  2.00
   2004 (ai)...............   776    10.63 - 10.72      8,293       2.06         1.28 - 2.44       6.34 -  7.18

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006
(ai)For the period beginning April 30, 2004, and ended December 31, 2004
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust Sub-
  Accounts (continued):
   Franklin Income Securities
   2007................ 23,607  $12.86 - 13.51    $315,068      3.56%        1.28 - 2.59%      1.06 -  2.43%
   2006................ 20,822   12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 - 16.74
   2005................ 12,501   11.05 - 11.30     140,500      3.28         1.28 - 2.59       0.31 - 10.50
   2004 (ai)...........  2,826   11.17 - 11.26      31,764      0.34         1.10 - 2.54      11.68 - 12.63

   Franklin Large Cap Growth Securities
   2007................  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -  4.85
   2006................  5,670   11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 - 11.79
   2005................  2,903   10.35 - 10.51      30,389      0.29         1.29 - 2.49      -0.24 -  3.49
   2004 (al)...........    176   10.50 - 10.53       1,850      0.00         1.29 - 2.44       5.03 -  5.33

   Franklin Small Cap Value Securities
   2007................  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69     -5.02 -  -3.63
   2006................  3,842   13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 - 15.50
   2005................  3,217   11.36 - 18.38      59,475      0.70         1.28 - 2.69       5.85 - 13.57
   2004................  2,205   17.36 - 17.90      39,167      0.18         1.29 - 2.69      20.42 - 22.15
   2003................  1,410   14.48 - 14.65      20,576      0.00         1.29 - 2.34      44.80 - 46.53

   Franklin Small-Mid Cap Growth Securities
   2007................    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -  9.96
   2006................    215   18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -  7.45
   2005................    231   17.20 - 19.19       3,826      0.00         1.15 - 2.34       2.34 -  3.59
   2004................    244   16.81 - 17.21       3,918      0.00         1.29 - 2.34       8.87 - 10.04
   2003................    259   15.44 - 15.64       3,800      0.00         1.29 - 2.34      35.48 - 54.39

   Franklin U.S. Government
   2007................  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -  5.22
   2006................  1,941   10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -  2.68
   2005................  1,485   10.14 - 10.39      15,353      4.40         1.29 - 2.69      -0.34 -  1.09
   2004 (ai)...........    704   10.18 - 10.27       7,221      0.56         1.10 - 2.69       1.76 -  2.74

   Mutual Discovery
   2007................  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 - 10.40
   2006................  1,515   10.95 - 13.85      18,246      0.68         1.29 - 2.54       9.47 - 21.47
   2005 (aj)...........    248   11.32 - 11.40       2,826      0.38         1.29 - 2.44      13.16 - 14.05

--------
(ai)For the period beginning April 30, 2004, and ended December 31, 2004
(al)For the period beginning October 1, 2004, and ended December 31, 2004
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Mutual Shares Securities
   2007............. 13,307  $17.18 - 23.46    $223,678       1.50%       1.15 - 2.69%      0.68 -  2.29%
   2006............. 13,386   17.06 - 22.93     219,784       1.27        1.15 - 2.69      15.21 - 17.03
   2005............. 10,392   14.81 - 19.60     147,674       0.87        1.15 - 2.69       7.59 -  9.29
   2004.............  5,727   10.97 - 13.77      78,149       0.70        1.28 - 2.69       9.60 -  9.75
   2003.............  2,632   12.61 - 12.77      33,291       0.00        1.29 - 2.34      26.15 - 27.65

   Templeton Developing Markets Securities
   2007.............  1,213   27.76 - 39.48      50,314       2.27        1.15 - 2.59      25.43 - 27.31
   2006.............  1,202   21.81 - 31.48      39,374       1.08        1.15 - 2.59      24.78 - 26.63
   2005.............  1,123   17.22 - 25.23      29,194       1.15        1.15 - 2.59      24.14 - 72.20
   2004.............    706   20.32 - 20.90      14,632       1.59        1.29 - 2.59      21.48 - 23.10
   2003.............    410   16.80 - 16.98       6,931       0.00        1.29 - 2.14      68.02 - 69.79

   Templeton Foreign Securities
   2007............. 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 - 14.13
   2006............. 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 - 20.06
   2005.............  8,679   12.12 - 16.65     125,225       1.09        1.15 - 2.69       7.21 -  8.91
   2004.............  2,631   11.54 - 15.53      37,460       0.79        1.28 - 2.69      15.44 - 55.28
   2003.............    918   13.52 - 13.68      12,364       0.00        1.29 - 2.34      35.22 - 36.83

   Templeton Global Income Securities
   2007.............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -  9.73
   2006.............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 - 11.48
   2005.............    272   13.56 - 18.14       4,101       6.12        1.15 - 2.39      -4.18 - -5.39
   2004.............    305   14.33 - 14.69       4,800      10.86        1.29 - 2.39      12.00 - 13.26
   2003.............    297   12.79 - 12.97       4,135      11.06        1.29 - 2.39      20.86 - 27.93

   Templeton Growth Securities
   2007.............    190    14.68 -20.99       3,731       1.43        1.15 - 1.85       0.44 -  1.17
   2006.............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 - 20.42
   2005.............    375   12.23 - 17.23       5,988       1.16        1.15 - 1.85       6.86 -  7.62
   2004.............    453   11.44 - 16.01       6,817       1.15        1.15 - 1.85      13.88 - 14.70
   2003.............    471   10.05 - 13.96       6,326       1.54        1.15 - 1.85      29.69 - 30.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Capital Growth
   2007..............     4   $ 8.40 - 12.63    $    40       0.14%        1.15 - 1.65%     8.32  -   8.87%
   2006..............     7     7.75 - 11.60         62       0.11         1.15 - 1.65      6.79  -   7.32
   2005..............     9     7.26 - 10.81         74       0.14         1.15 - 1.65      1.26  -   1.77
   2004..............    10     7.17 - 10.62         83       0.70         1.15 - 1.65      7.30  -   7.84
   2003..............    10     6.68 -  9.85         78       0.27         1.15 - 1.65     21.71  -  22.32

   VIT Growth and Income
   2007..............   779    12.19 - 12.63      9,743       1.89         1.29 - 2.59     -2.35  -  -1.04
   2006..............   712    12.49 - 12.77      9,037       2.04         1.29 - 2.59     19.46  -  21.05
   2005..............   429    10.45 - 10.55      4,518       3.04         1.29 - 2.59      4.53  -   5.46
   2004..............     1    10.88 - 10.88          9       1.53         1.59 - 1.59     16.92  -  16.92
   2003..............     1     9.31 -  9.31          8       1.30         1.59 - 1.59     22.40  -  22.40

   VIT Mid Cap Value
   2007..............   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59     -0.02  -   1.32
   2006..............   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59     13.16  -  14.67
   2005..............   667    11.30 - 11.40      7,597       1.06         1.29 - 2.59     13.00  -  14.01
   2004..............   < 1    20.78 - 20.78          9       0.59         1.37 - 1.37     24.17  -  24.17
   2003..............   < 1    16.73 - 16.73          8       0.87         1.37 - 1.37     26.65  -  26.65

   VIT Strategic International Equity (l)
   2007..............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15      5.68  -   5.68
   2006..............   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15     20.71  -  20.71
   2005..............     3    12.42 - 12.82         33       0.30         1.15 - 1.59     11.92  -  12.41
   2004..............     3    11.10 - 11.41         31       1.29         1.15 - 1.59     11.69  -  14.06
   2003..............     2     9.94 - 10.05         20       3.78         1.37 - 1.59     33.36  -  33.65

   VIT Structured Small Cap Equity Fund
   2007.............. 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006.............. 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59      9.37  -  10.99
   2005.............. 1,214    11.27 - 18.80     13,903       0.42         1.15 - 2.59      4.86  -  12.67
   2004..............    28    13.83 - 17.93        446       0.18         1.15 - 1.85     14.18  -  15.00
   2003..............    30    12.11 - 15.59        414       0.23         1.15 - 1.85     43.31  -  44.34

--------
(l)Previously known as VIT International Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   VIT Structured U.S. Equity Fund
   2007.................. 1,182   $11.71 - 12.13    $14,182       1.09%        1.29 -2.59%      -4.89 - -3.61%
   2006.................. 1,117    12.31 - 13.81     13,962       1.32         1.15 -2.59        9.98 - 11.60
   2005..................   668    11.20 - 12.38      7,517       1.35         1.15 -2.59       11.95 -  5.30
   2004..................    33     9.87 - 11.75        338       1.08         1.15 -1.85       12.82 - 13.63
   2003..................    35     8.75 - 10.34        315       0.76         1.15 -1.85       27.08 - 28.00

Investments in the Janus
  Aspen Series
  Sub-Account:
   Forty Portfolio
   2007..................     1    18.39 - 18.39         23       0.40         1.50 -1.50       34.93 - 34.93
   2006..................     2    13.63 - 13.63         22       0.35         1.50 -1.50        7.71 -  7.71
   2005..................     2    12.65 - 12.65         21       0.21         1.50 -1.50       11.16 - 11.16
   2004 (ai).............     2    11.38 - 11.38         19       0.46         1.50 -1.50       13.82 - 13.82

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Account:
   Foreign Stock (Service Shares)
   2007..................     2    22.14 - 22.14         54       1.44         1.50 -1.50       16.47 - 16.47
   2006..................     2    19.01 - 19.01         47       1.59         1.50 -1.50       16.29 - 16.29
   2005..................     2    16.35 - 16.35         40       0.77         1.50 -1.50        4.65 -  4.65
   2004..................     2    15.62 - 15.62         38       0.27         1.50 -1.50       16.45 - 16.45
   2003..................     2    13.42 - 13.42         33       0.28         1.50 -1.50       31.39 - 31.39

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
   Emerging Markets
   2007..................   < 1    52.99 - 52.99         21       0.99         1.50 -1.50       31.30 - 31.30
   2006..................     1    40.36 - 40.36         24       0.53         1.50 -1.50       28.00 - 28.00
   2005..................     1    31.35 - 31.35         22       0.21         1.50 -1.50       38.67 - 38.67
   2004..................   < 1    22.74 - 22.74          9       0.63         1.50 -1.50       28.63 - 28.63
   2003..................   < 1    17.68 - 17.68          7       0.05         1.50 -1.50       50.65 - 50.65

--------
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Legg
  Mason Partners
  Variable Portfolios I,
  Inc. Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I
   2007 (m).............    --    $ N/A -  N/A     $    --        N/A%        0.00 - 0.00%      N/A - N/A%
   2006.................     1     14.32 - 14.32         7       1.38         1.50 - 1.50      16.35 - 16.35
   2005.................     1     12.31 - 12.31         6       0.86         1.50 - 1.50       2.49 -  2.49
   2004.................     1     12.01 - 12.01         6       0.54         1.50 - 1.50       6.69 -  6.69
   2003.................     1     11.26 - 11.26         6       0.26         1.50 - 1.50      36.95 - 36.95

   Legg Mason Variable Fundamental Value Portfolio
   2007 (m)(n)..........     1      9.50 -  9.50         8       2.50         1.50 - 1.50     -5.01 -  -5.01

   Legg Mason Variable Investors Portfolio I
   2007.................     1     13.68 - 13.68        10       1.32         1.50 - 1.50       2.33 -  2.33
   2006.................     1     13.37 - 13.37         9       1.65         1.50 - 1.50      16.49 - 16.49
   2005.................     1     11.47 - 11.47         8       1.19         1.50 - 1.50       4.93 -  4.93
   2004 (ai)............     1     10.94 - 10.94         8       2.81         1.50 - 1.50       9.35 -  9.35

Investments in the Lord
  Abbett Series Fund
  Sub-Account:
   All Value
   2007................. 1,132     13.16 - 13.74    15,380       0.52         1.29 - 2.59       3.94 -  5.34
   2006................. 1,138     12.66 - 13.05    14,734       0.69         1.29 - 2.59      11.68 - 13.17
   2005.................   772     11.34 - 11.53     8,862       0.54         1.29 - 2.59       5.58 - 13.40
   2004 (al)............   170     10.89 - 10.92     1,850       0.57         1.29 - 2.29       8.93 -  9.20

   Bond-Debenture
   2007................. 3,599     11.24 - 11.73    41,845       6.73         1.29 - 2.59       3.42 -  4.81
   2006................. 3,077     10.86 - 11.19    34,209       7.41         1.29 - 2.59       6.50 -  7.92
   2005................. 1,735     10.20 - 10.37    17,927       8.07         1.29 - 2.59       0.00 -  2.01
   2004 (al)............   253     10.34 - 10.37     2,625       8.91         1.29 - 2.44       3.40 -  3.70

   Growth and Income
   2007................. 3,879     12.58 - 13.14    50,506       1.34         1.29 - 2.59       0.74 -  2.10
   2006................. 3,372     12.49 - 12.87    43,120       1.52         1.29 - 2.59      14.25 - 15.76
   2005................. 2,117     10.93 - 11.11    23,456       1.60         1.29 - 2.59       1.92 -  9.32
   2004 (al)............   362     10.87 - 10.90     3,950       1.23         1.29 - 2.44       8.73 -  9.04

--------
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007
(ai)For the period beginning April 30, 2004, and ended December 31, 2004
(al)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Lord
  Abbett Series Fund
  Sub-Accounts
  (continued):
   Growth Opportunities
   2007................ 1,443   $14.09 - 14.69    $20,969       0.00%        1.29 - 2.54%     18.19 - 19.71%
   2006................ 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 - 19.22
   2005................   459    11.35 - 11.52      5,268       0.00         1.29 - 2.44       3.28 - 13.51
   2004 (al)...........    68    11.12 - 11.15        753       0.00         1.29 - 2.34      11.23 - 11.53

   Mid-Cap Value
   2007................ 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59     -2.04 -  -0.72
   2006................ 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 - 10.79
   2005................ 3,079    11.70 - 11.90     36,499       0.74         1.29 - 2.59       6.83 - 17.01
   2004 (al)...........   411    11.10 - 11.14      4,574       0.47         1.29 - 2.44      11.03 - 11.36

Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts:
   MFS Emerging Growth
   2007................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 - 19.78
   2006................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -  6.66
   2005................   319     5.27 - 11.09      2,641       0.00         1.15 - 1.65       7.41 -  7.94
   2004................   387     4.90 - 10.27      2,926       0.00         1.15 - 1.65      11.11 - 11.67
   2003................   484     4.41 -  9.20      3,233       0.00         1.15 - 1.65      28.10 - 28.74

   MFS High Income
   2007................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -  0.50
   2006................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -  9.01
   2005................    73    11.79 - 12.09        873       6.89         1.25 - 1.65       0.49 -  0.89
   2004................    80    11.73 - 11.99        959       4.77         1.25 - 1.65       7.36 -  7.79
   2003................    71    10.93 - 11.12        783       4.07         1.25 - 1.65      16.03 - 16.49

   Investors Trust
   2007................   278    11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -  9.04
   2006................   334    10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 - 11.71
   2005................   401     8.60 - 10.31      3,774       0.55         1.15 - 1.65       5.56 -  6.09
   2004................   436     8.69 -  8.88      3,878       0.60         1.25 - 1.65       9.53 -  9.97
   2003................   420     7.94 -  8.08      3,395       0.62         1.25 - 1.65      20.15 - 20.63

--------
(al)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                    For the year ended December 31,
                           ----------------------------------- ------------------------------------------------
                                    Accumulation                                  Expense            Total
                           Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts
  (continued):
   MFS New Discovery
   2007...................  199    $11.78 - 15.04     $3,080       0.00%        1.15 - 1.65%      0.83 -  1.34%
   2006...................  226     14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 - 11.92
   2005...................  261      8.56 - 10.39      3,548       0.00         1.15 - 1.65       3.53 -  4.02
   2004...................  306     12.94 - 13.22      4,000       0.00         1.25 - 1.65       4.78 -  5.20
   2003...................  312     12.35 - 12.57      3,879       0.00         1.25 - 1.65      31.53 - 32.06

   MFS Research
   2007...................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 - 11.90
   2006...................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -  9.22
   2005...................  205      7.33 -  9.48      1,755       0.47         1.15 - 1.65       6.04 -  6.57
   2004...................  249      6.92 -  8.89      1,983       1.03         1.15 - 1.65      13.95 - 14.53
   2003...................  306      6.07 -  7.77      2,134       0.65         1.15 - 1.65      22.67 - 23.28

   MFS Research Bond
   2007...................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -  2.91
   2006...................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -  2.76
   2005...................  214     13.70 - 14.05      2,997       5.20         1.25 - 1.65      -0.14 -  0.26
   2004...................  246     13.72 - 14.02      3,438       6.02         1.25 - 1.65       4.33 -  4.75
   2003...................  209     13.15 - 13.38      2,793       5.69         1.25 - 1.65       7.55 -  7.98

   MFS Utilities
   2007...................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 - 26.43
   2006...................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 - 79.97
   2005...................   13     13.57 - 13.80        173       0.52         1.35 - 1.65      15.28 - 35.71
   2004...................    8     11.83 - 11.97         96       1.43         1.35 - 1.69      28.02 - 28.45
   2003...................    8      9.24 -  9.31         74       1.91         1.37 - 1.69      33.62 - 34.07

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS Emerging Growth (Service Class)
   2007...................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 - 19.23
   2006...................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -  6.16
   2005...................   78      7.96 -  8.15        634       0.00         1.35 - 1.85       6.91 -  7.46
   2004...................   93      7.45 -  7.59        704       0.00         1.35 - 1.85      10.63 - 11.20
   2003...................   98      6.73 -  6.82        669       0.00         1.35 - 1.85      27.53 - 28.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation
                        Units     Unit Value     Net Assets  Investment    Expense Ratio**   Total Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts
  (continued):
   MFS Investors Trust (Service Class)
   2007................    59   $11.16 - 11.55    $   676       0.63%        1.35 - 1.85%      7.99 -  8.54%
   2006................    72    10.34 - 10.64        759       0.26         1.35 - 1.85      10.61 - 11.18
   2005................    77     9.34 -  9.57        733       0.31         1.35 - 1.85       5.05 -  5.58
   2004................    87     8.90 -  9.06        790       0.43         1.35 - 1.85       9.07 -  9.63
   2003................    92     8.16 -  8.27        765       0.46         1.35 - 1.85      19.58 - 20.19

   MFS New Discovery (Service Class)
   2007................    71    10.05 - 10.39        739       0.00         1.35 - 1.85       0.35 -  0.86
   2006................   106    10.01 - 10.30      1,084       0.00         1.35 - 1.85      10.85 - 11.41
   2005................   116     9.03 -  9.25      1,075       0.00         1.35 - 1.85       3.09 -  3.62
   2004................   120    11.87 - 11.87      1,075       0.00         1.50 - 1.50       4.62 -  4.62
   2003................   120    11.34 - 11.34      1,031       0.00         1.50 - 1.50      31.43 - 31.43

   MFS Research (Service Class)
   2007................    41    10.92 - 11.29        456       0.51         1.35 - 1.85      10.83 - 11.40
   2006................    46     9.85 - 10.14        464       0.31         1.35 - 1.85       8.17 -  8.72
   2005................    47     9.11 -  9.32        439       0.30         1.35 - 1.85       5.59 -  6.12
   2004................    49     8.62 -  8.79        430       0.88         1.35 - 1.85      13.43 - 14.01
   2003................    51     7.60 -  7.71        397       0.38         1.35 - 1.85      22.07 - 22.69

   MFS Utilities (Service Class)
   2007................    96    17.77 - 18.38      2,075       0.86         1.35 - 1.85      25.19 - 25.83
   2006................   100    14.20 - 14.61      1,715       1.80         1.35 - 1.85      28.55 - 29.20
   2005................   102    11.04 - 11.31      1,352       0.68         1.35 - 1.85      14.42 - 15.00
   2004................    63    13.05 - 13.05        635       1.26         1.50 - 1.50      27.90 - 27.90
   2003................    78    10.21 - 10.21        614       1.99         1.50 - 1.50      33.54 - 33.54

Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2007................ 1,607    11.02 - 12.00     24,269       0.00         0.70 - 1.98      17.30 - 18.82
   2006................ 2,252     9.36 - 10.10     28,821       0.00         0.70 - 2.05       5.66 -  7.09
   2005................ 2,887     8.86 -  9.43     30,046       0.00         0.70 - 2.05      20.68 - 22.31
   2004................ 3,564     7.34 -  7.71     36,091       0.01         0.70 - 2.05      10.43 - 11.93
   2003................ 4,391     6.65 -  6.89     40,215       0.01         0.70 - 2.05      23.50 - 25.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                  For the year ended December 31,
                          ----------------------------------- ---------------------------------------------
                                   Accumulation               Investment      Expense            Total
                          Units     Unit Value     Net Assets   Income        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the Morgan
  Stanley Variable
  Investment Series
  Sub-Accounts
  (continued):
   Dividend Growth
   2007.................. 10,695  $11.98 - 13.97    $343,677     1.25%      0.70 - 2.05%      2.10 -  3.49%
   2006.................. 13,870   11.74 - 13.50     439,541     1.33       0.70 - 2.05       8.85 - 10.32
   2005.................. 18,424   10.78 - 12.24     545,559     1.26       0.70 - 2.05       3.47 -  4.87
   2004.................. 22,317   10.42 - 11.67     696,586     1.55       0.70 - 2.05       6.26 -  7.70
   2003.................. 27,375    9.81 - 10.83     820,639     1.85       0.70 - 2.05      25.30 - 27.00

   Equity
   2007..................  7,901   10.01 - 10.15     314,113     0.53       0.70 - 2.05      17.10 - 18.70
   2006.................. 10,130    8.43 -  8.67     351,734     0.00       0.70 - 2.05       2.08 -  3.46
   2005.................. 13,231    8.15 -  8.49     459,943     0.00       0.70 - 2.05      15.77 - 17.33
   2004.................. 14,403    6.95 -  7.34     511,428     0.40       0.70 - 2.05       8.89 - 10.37
   2003.................. 17,326    6.30 -  6.74     588,664     0.37       0.70 - 2.05      20.31 - 21.95

   European Growth
   2007..................  3,140   13.87 - 14.56     117,877     1.67       0.70 - 2.05      13.24 - 14.78
   2006..................  3,921   12.24 - 12.68     131,420     1.72       0.70 - 2.05      27.58 - 29.31
   2005..................  5,072    9.60 -  9.81     134,885     1.17       0.70 - 2.05       6.49 -  7.93
   2004..................  5,979    9.01 -  9.09     167,620     1.12       0.70 - 2.05      10.45 - 11.95
   2003..................  7,200    8.12 -  8.16     187,302     0.86       0.70 - 2.05      26.41 - 28.13

   Global Advantage
   2007..................  1,141   10.90 - 11.35      13,342     0.91       0.70 - 2.05      14.70 - 16.27
   2006..................  1,556    9.37 -  9.90      15,728     0.78       0.70 - 2.05      16.15 - 17.73
   2005..................  2,048    7.96 -  8.52      17,769     0.28       0.70 - 2.05       4.64 -  6.05
   2004..................  2,664    7.51 -  8.14      22,063     0.43       0.70 - 2.05      10.26 - 11.75
   2003..................  3,230    6.72 -  7.39      24,224     1.06       0.70 - 2.05      28.46 - 30.20

   Global Dividend Growth
   2007..................  5,011   15.44 - 17.51     126,523     1.96       0.70 - 2.05       4.84 -  6.27
   2006..................  6,387   14.73 - 16.48     154,443     1.98       0.70 - 2.05      19.47 - 21.09
   2005..................  8,403   12.33 - 13.61     169,963     1.63       0.70 - 2.05       4.19 -  5.60
   2004.................. 10,008   11.83 - 12.89     201,476     1.45       0.70 - 2.05      12.60 - 14.13
   2003.................. 11,608   10.51 - 11.29     209,033     1.91       0.70 - 2.05      29.39 - 31.15

   High Yield
   2007..................  1,685    6.40 -  8.30      20,551     6.67       0.70 - 2.05       2.05 -  3.44
   2006..................  2,215    6.19 -  8.13      26,456     6.92       0.70 - 2.05       7.08 -  8.53
   2005..................  2,986    5.70 -  7.60      33,636     6.98       0.70 - 2.05       0.12 -  1.47
   2004..................  3,956    5.62 -  7.59      46,919     7.46       0.70 - 2.05       7.61 -  9.08
   2003..................  4,896    5.15 -  7.05      54,254    10.14       0.70 - 2.05      25.14 - 26.84

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
   2007..............  1,483  $14.22 - 15.87    $ 26,173      2.78%        0.70 - 2.05%      1.10 -  2.48%
   2006..............  1,893   14.06 - 15.49      32,764      2.59         0.70 - 2.05      11.90 - 13.42
   2005..............  2,399   12.57 - 13.66      37,101      2.63         0.70 - 2.05       4.79 -  6.21
   2004..............  3,118   11.99 - 12.86      46,418      3.61         0.70 - 2.05       8.71 - 10.19
   2003..............  3,590   11.03 - 11.67      49,256      3.09         0.70 - 2.05      18.39 - 20.00

   Information
   2006 (ag).........     --    N/A - N/A             --      0.00           --  - --         N/A - N/A
   2005..............    619    4.62 - 11.74       2,932      0.00         0.83 - 1.85      -1.24 - -0.23
   2004..............    859    4.79 - 11.77       4,091      0.00         0.83 - 2.05       1.44 -  2.69
   2003..............  1,036    4.72 - 11.46       4,837      0.00         0.83 - 2.05      57.81 - 59.75

   Limited Duration
   2007..............  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -  2.22
   2006..............  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -  3.56
   2005..............  3,545   10.78 - 11.91      40,508      3.87         0.70 - 1.85       0.01 -  1.16
   2004..............  4,395   10.61 - 11.77      50,056      4.12         0.70 - 2.05      -0.64 -  0.71
   2003..............  5,392   10.68 - 11.69      61,420      4.05         0.70 - 2.05       0.15 -  1.51

   Money Market
   2007..............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -  4.19
   2006..............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -  3.89
   2005..............  9,494    9.93 - 11.13     134,039      2.68         0.70 - 2.05       0.71 -  2.07
   2004.............. 11,900    9.86 - 10.90     166,792      0.79         0.70 - 2.05      -1.18 -  0.16
   2003.............. 16,876    9.98 - 10.89     237,222      0.66         0.70 - 2.05      -1.37 - -0.03

   Quality Income Plus
   2007..............  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -  5.24
   2006..............  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -  4.96
   2005..............  9,929   12.32 - 14.56     219,645      5.10         0.70 - 2.05       1.23 -  2.61
   2004.............. 12,316   12.17 - 14.19     276,600      5.45         0.70 - 2.05       3.09 -  4.49
   2003.............. 15,564   11.81 - 13.58     340,872      5.68         0.70 - 2.05       6.25 -  7.69

   S&P 500 Index
   2007..............  4,836   10.58 - 11.05      60,707      1.81         0.70 - 2.05       3.08 -  4.49
   2006..............  6,425   10.26 - 10.58      77,960      1.62         0.70 - 2.05      13.22 - 14.75
   2005..............  9,063    9.06 -  9.22      96,741      1.62         0.70 - 2.05       2.52 -  3.91
   2004.............. 11,740    8.84 -  8.87     122,996      0.96         0.70 - 2.05       8.35 -  9.82
   2003.............. 13,279    8.08 -  8.16     127,914      1.01         0.70 - 2.05      25.26 - 26.96

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Strategist
   2007..............  6,556  $13.32 - 15.12    $204,331      2.75%        0.70 - 2.05%      6.42 -  7.87%
   2006..............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05      12.69 - 14.21
   2005.............. 10,340   11.10 - 12.27     271,309      1.90         0.70 - 2.05       6.13 -  7.57
   2004.............. 12,349   10.46 - 11.41     325,336      1.91         0.70 - 2.05       8.13 -  9.60
   2003.............. 14,584    9.68 - 10.41     366,549      1.65         0.70 - 2.05      23.68 - 25.36

   Utilities
   2007..............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 - 19.49
   2006..............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 - 19.48
   2005..............  6,612    8.50 -  8.98     143,844      2.34         0.70 - 2.05      12.30 - 13.82
   2004..............  7,513    7.57 -  7.89     157,840      2.49         0.70 - 2.05      18.21 - 19.82
   2003..............  9,199    6.41 -  6.58     165,009      2.83         0.70 - 2.05      14.96 - 16.53

Investments in the
  Morgan Stanley
  Variable Investment
  Series
  (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2007..............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 - 17.84
   2006..............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -  6.26
   2005..............  2,999   15.88 - 16.45      28,565      0.00         1.29 - 2.59      19.56 - 21.15
   2004..............  3,342   13.29 - 13.58      26,131      0.00         1.29 - 2.59       9.56 - 11.02
   2003..............  3,669   12.13 - 12.23      25,091      0.00         1.29 - 2.59      21.26 - 22.34

   Dividend Growth (Class Y Shares)
   2007..............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -  2.55
   2006.............. 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -  9.40
   2005.............. 11,696   13.15 - 13.62     135,625      1.08         1.29 - 2.59       2.63 -  4.00
   2004.............. 11,891   12.81 - 13.10     132,693      1.43         1.29 - 2.59       5.41 -  6.81
   2003.............. 11,170   12.15 - 12.26     114,227      1.65         1.29 - 2.59      21.52 - 22.60

   Equity (Class Y Shares)
   2007..............  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 - 17.69
   2006.............. 10,777   14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 - 55.26
   2005.............. 12,195   14.61 - 15.14     119,287      0.00         1.29 - 2.59      14.85 - 16.38
   2004.............. 13,667   12.72 - 13.01     112,120      0.22         1.29 - 2.59       7.99 -  9.43
   2003.............. 14,125   11.78 - 11.88      98,665      0.14         1.29 - 2.59      17.80 - 18.84

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Morgan
  Stanley Variable
  Investment Series
  (Class Y Shares) Sub-
  Accounts (continued):
   European Growth (Class Y Shares)
   2007.................. 2,706   $20.68 - 22.00    $39,508       1.47%        1.29 - 2.59%     12.34 - 13.85%
   2006.................. 3,485    18.41 - 19.32     44,439       1.49         1.29 - 2.59      26.52 - 28.21
   2005.................. 3,838    14.55 - 15.07     38,367       0.97         1.29 - 2.59       5.56 -  6.96
   2004.................. 4,429    13.78 - 14.09     41,305       0.98         1.29 - 2.59       9.57 - 11.03
   2003.................. 4,424    12.58 - 12.69     35,785       0.61         1.29 - 2.59      25.79 - 26.90

   Global Advantage (Class Y Shares)
   2007..................   857    18.56 - 19.75     10,007       0.68         1.29 - 2.59      13.65 - 15.17
   2006.................. 1,036    16.33 - 17.15     10,541       0.55         1.29 - 2.59      15.29 - 16.83
   2005.................. 1,190    14.17 - 14.68     10,387       0.05         1.29 - 2.59       3.69 -  5.07
   2004.................. 1,302    13.66 - 13.97     10,869       0.30         1.29 - 2.59       9.38 - 10.84
   2003.................. 1,276    12.49 - 12.60      9,194       0.74         1.29 - 2.59      24.92 - 26.03

   Global Dividend Growth (Class Y Shares)
   2007.................. 3,861    18.29 - 19.46     63,372       1.77         1.29 - 2.59       3.99 -  5.38
   2006.................. 4,671    17.59 - 18.47     72,767       1.74         1.29 - 2.59      18.46 - 20.04
   2005.................. 5,317    14.85 - 15.38     69,331       1.47         1.29 - 2.59       3.43 -  4.81
   2004.................. 5,319    14.36 - 14.68     65,871       1.37         1.29 - 2.59      11.68 - 13.17
   2003.................. 4,330    12.86 - 12.97     46,680       1.63         1.29 - 2.59      28.57 - 29.71

   High Yield (Class Y Shares)
   2007.................. 2,582    12.79 - 13.61     22,673       6.45         1.29 - 2.59       1.20 -  2.55
   2006.................. 3,372    12.64 - 13.27     28,708       6.71         1.29 - 2.59       6.19 -  7.61
   2005.................. 4,278    11.90 - 12.33     33,289       7.05         1.29 - 2.59      -0.71 -  0.61
   2004.................. 4,910    11.99 - 12.25     37,267       7.51         1.29 - 2.59       6.73 -  8.15
   2003.................. 5,305    11.23 - 11.33     33,806       8.97         1.29 - 2.59      12.32 - 13.31

   Income Builder (Class Y Shares)
   2007.................. 2,330    14.42 - 15.34     33,014       2.58         1.29 - 2.59       0.19 -  1.53
   2006.................. 3,086    14.39 - 15.11     43,341       2.37         1.29 - 2.59      11.02 - 12.49
   2005.................. 3,485    12.96 - 13.43     43,791       2.46         1.29 - 2.59       3.95 -  5.34
   2004.................. 3,881    12.47 - 12.75     46,473       3.55         1.29 - 2.59       7.85 -  9.29
   2003.................. 3,718    11.56 - 11.67     40,658       2.90         1.29 - 2.59      15.63 - 16.66

   Information (Class Y Shares)
   2006 (ag).............    --      N/A - N/A           --       0.00           --  -  --        N/A - N/A
   2005.................. 1,511    14.58 - 15.10      9,036       0.00         1.29 - 2.59      -2.38 - -1.09
   2004.................. 2,101    14.93 - 15.27     12,763       0.00         1.29 - 2.59       0.68 -  2.02
   2003.................. 2,271    14.83 - 14.96     13,028       0.00         1.29 - 2.59      48.33 - 49.65

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the Morgan
  Stanley Variable
  Investment Series
  (Class Y Shares) Sub-
  Accounts (continued):
   Limited Duration (Class Y Shares)
   2007..................  9,079  $ 9.82 - 10.45    $ 97,624      5.00%        1.29 - 2.59%      0.12 -  1.47%
   2006.................. 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -  2.69
   2005.................. 11,553    9.68 - 10.03     120,269      3.70         1.29 - 2.59      -1.11 -  0.20
   2004.................. 11,437    9.79 - 10.00     120,213      4.01         1.29 - 2.59      -1.45 - -0.13
   2003.................. 11,259    9.93 - 10.02     120,623      3.95         1.29 - 2.59      -0.70 -  0.18

   Money Market (Class Y Shares)
   2007..................  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -  3.31
   2006..................  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -  3.01
   2005..................  9,420    9.64 -  9.99      94,188      2.51         1.29 - 2.59      1.21 -  -0.11
   2004..................  8,639    9.65 -  9.87      85,984      0.59         1.29 - 2.59     -1.99 -  -0.68
   2003..................  8,984    9.85 -  9.94      90,996      0.40         1.29 - 2.59     -1.52 -  -0.64

   Quality Income Plus (Class Y Shares)
   2007.................. 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -  4.36
   2006.................. 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -  3.98
   2005.................. 16,194   10.50 - 10.88     191,363      4.85         1.29 - 2.59       0.41 -  1.75
   2004.................. 14,099   10.46 - 10.69     170,081      5.24         1.29 - 2.59       2.35 -  3.72
   2003.................. 11,264   10.22 - 10.31     136,406      5.95         1.29 - 2.59       2.20 -  3.11

   S&P 500 Index (Class Y Shares)
   2007.................. 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -  3.64
   2006.................. 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 - 13.73
   2005.................. 15,651   13.12 - 13.60     157,007      1.40         1.29 - 2.59       1.74 -  3.09
   2004.................. 16,146   12.90 - 13.19     151,930      0.81         1.29 - 2.59       7.44 -  8.87
   2003.................. 15,307   12.01 - 12.11     127,061      0.82         1.29 - 2.59      20.07 - 21.14

   Strategist (Class Y Shares)
   2007..................  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -  6.97
   2006..................  7,497   15.06 - 15.81      98,826      2.40         1.29 - 2.59      11.79 - 13.27
   2005..................  8,176   13.47 - 13.95      94,837      1.72         1.29 - 2.59       5.27 -  6.67
   2004..................  8,876   12.79 - 13.08      95,972      1.74         1.29 - 2.59       7.26 -  8.70
   2003..................  8,863   11.93 - 12.03      87,272      1.45         1.29 - 2.59      19.28 - 20.34

   Utilities (Class Y Shares)
   2007..................  2,333   20.35 - 21.65      30,831      1.63         1.29 - 2.59      16.92 - 18.48
   2006..................  2,977   17.40 - 18.27      33,317      1.79         1.29 - 2.59      16.93 - 18.48
   2005..................  3,375   14.88 - 15.42      32,047      2.19         1.29 - 2.59      11.40 - 12.88
   2004..................  3,569   13.36 - 13.66      29,343      2.33         1.29 - 2.59      17.17 - 18.73
   2003..................  3,738   11.40 - 11.51      25,295      2.70         1.29 - 2.59      14.04 - 15.05

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Guardian
   2007...............    --   $   --  -   --    $    --       0.00%        0.00 - 0.00%      0.00 -  0.00%
   2006...............    --       --  -   --         --       0.00         0.00 - 0.00       0.00 -  0.00
   2005...............    --       --  -   --         --       0.00         0.00 - 0.00       0.00 -  0.00
   2004...............     1    12.62 - 12.62         10       0.13         1.59 - 1.59      13.99 - 13.99
   2003...............     1    11.07 - 11.07          7       0.83         1.59 - 1.59      29.68 - 29.68

   AMT Mid-Cap Growth
   2007...............   < 1    18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 - 20.59
   2006...............   < 1    15.73 - 16.01          7       0.00         1.37 - 1.59      12.89 - 13.14
   2005...............     2    13.93 - 14.38         32       0.00         1.15 - 1.59      11.95 - 12.44
   2004...............     2    12.45 - 12.79         28       0.00         1.15 - 1.59      14.47 - 14.98
   2003...............     2    10.87 - 11.12         25       0.00         1.15 - 1.59      26.05 - 26.61

   AMT Partners
   2007...............     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -  7.60
   2006...............     9    15.40 - 15.40        142       0.67         1.59 - 1.59      10.48 - 10.48
   2005...............    11    13.94 - 13.94        159       0.96         1.59 - 1.59      16.19 - 16.19
   2004...............    12    12.00 - 12.00        140       0.01         1.59 - 1.59      17.10 - 17.10
   2003...............    12    10.25 - 10.25        121       0.00         1.59 - 1.59      32.96 - 32.96

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2007...............   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -  2.59
   2006...............   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -  9.88
   2005...............   808    11.38 - 12.97     10,497       1.81         1.15 - 1.85       1.97 -  2.70
   2004...............   948    11.16 - 12.63     12,084       1.04         1.15 - 1.85       8.06 -  8.84
   2003............... 1,032    10.33 - 11.60     12,224       2.89         1.15 - 1.85      22.65 - 23.53

   Oppenheimer Capital Appreciation
   2007...............   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 - 12.84
   2006............... 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -  6.72
   2005............... 1,368     8.65 - 10.62     13,704       0.91         1.15 - 1.85       3.16 -  3.90
   2004............... 1,553    10.58 - 10.81     14,953       0.31         1.25 - 1.65       5.19 -  5.61
   2003............... 1,581    10.06 - 10.24     14,409       0.35         1.25 - 1.65      28.80 - 29.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts (continued):
   Oppenheimer Core Bond
   2007................   274   $13.89 - 14.36    $ 3,908       5.19%        1.25 - 1.65%      2.67 -  3.09%
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -  3.97
   2005................   347    13.06 - 13.40      4,634       5.38         1.25 - 1.65       0.91 -  1.32
   2004................   399    12.94 - 13.22      5,253       4.64         1.25 - 1.65       3.77 -  4.18
   2003................   386    12.47 - 12.69      4,894       4.79         1.25 - 1.65       5.03 -  5.45

   Oppenheimer Global Securities
   2007................   578    15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -  5.10
   2006................   635    15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 - 16.35
   2005................   731    13.07 - 17.16     12,029       1.00         1.15 - 1.85      12.20 - 13.00
   2004................   788    15.96 - 16.31     11,428       1.21         1.25 - 1.65      17.21 - 17.68
   2003................   857    13.61 - 13.86     10,485       0.67         1.25 - 1.65      40.68 - 41.25

   Oppenheimer High Income
   2007................   133    12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 - -1.35
   2006................   144    13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -  8.07
   2005................   161    12.05 - 12.36      1,982       6.77         1.25 - 1.65       0.64 -  1.05
   2004................   174    11.97 - 12.23      2,117       5.84         1.25 - 1.65       7.18 -  7.61
   2003................   137    11.17 - 11.37      1,548       5.98         1.25 - 1.65      11.67 - 22.42

   Oppenheimer Main Street
   2007................   542    11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -  3.22
   2006................   751    11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 - 13.71
   2005................   973     9.84 - 10.12      9,394       1.39         1.15 - 1.85       4.02 -  4.77
   2004................ 1,169     9.40 -  9.73     10,777       0.84         1.15 - 1.85       7.43 -  8.21
   2003................ 1,307     8.68 -  9.06     11,121       0.92         1.15 - 1.85      24.38 - 25.27

   Oppenheimer Main Street Small Cap Growth
   2007................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 - -2.44
   2006................   218    21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 - 13.57
   2005................   238    18.58 - 19.06      4,521       0.00         1.25 - 1.65       8.13 -  8.56
   2004................   256    17.18 - 17.56      4,484       0.00         1.25 - 1.65      17.47 - 17.94
   2003................   230    14.63 - 14.89      3,423       0.00         1.25 - 1.65      42.00 - 42.57

   Oppenheimer MidCap Fund
   2007................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -  5.11
   2006................   290     9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -  1.78
   2005................   351     9.54 -  9.97      2,923       0.00         1.15 - 1.85      10.26 - 11.05
   2004................   397     8.59 -  9.04      2,956       0.00         1.15 - 1.85      17.56 - 18.41
   2003................   431     7.26 -  7.69      2,741       0.00         1.15 - 1.85      23.27 - 24.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts (continued):
   Oppenheimer Strategic Bond
   2007.................   405   $15.03 - 16.65    $ 6,438       3.77%        1.15 - 2.00%      7.49 -  8.43%
   2006.................   426    13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -  6.26
   2005.................   519    13.27 - 14.45      7,252       4.52         1.15 - 2.00       1.50 - 32.72
   2004.................   565    13.32 - 14.24      7,816       5.17         1.15 - 1.85       6.66 -  7.43
   2003.................   669    12.48 - 13.25      8,643       6.02         1.15 - 1.85      15.89 - 16.72

Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Class ("SC"))
  Sub-Accounts:
   Oppenheimer Balanced (SC)
   2007................. 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -  2.14
   2006................. 2,694    15.14 - 15.99     42,541       1.92         1.29 - 2.59       7.99 -  9.43
   2005................. 2,791    14.02 - 14.61     40,379       1.52         1.29 - 2.59       1.00 -  2.34
   2004................. 2,497    13.88 - 14.28     35,401       0.78         1.29 - 2.59       8.38 - 38.83
   2003................. 1,346    13.02 - 13.18     17,658       0.00         1.29 - 2.34      30.21 - 31.76

   Oppenheimer Capital Appreciation (SC)
   2007................. 5,117    15.00 - 16.04     80,890       0.01         1.29 - 2.69      10.78 - 12.38
   2006................. 5,621    13.54 - 14.27     79,301       0.19         1.29 - 2.69       4.79 -  6.30
   2005................. 5,122    12.92 - 13.42     68,185       0.58         1.29 - 2.69       2.05 -  3.51
   2004................. 3,109    12.66 - 12.97     40,076       0.20         1.29 - 2.69       3.75 -  5.24
   2003 (ak)............ 1,236    12.23 - 12.32     15,196       0.00         1.29 - 2.64      22.35 - 23.23

   Oppenheimer Core Bond (SC)
   2007................. 5,214    10.44 - 10.88     56,223       4.34         1.29 - 2.54       1.43 -  2.74
   2006................. 3,076    10.29 - 10.59     32,374       1.98         1.29 - 2.54       2.88 -  3.58
   2005.................   658    10.07 - 10.22      6,697       1.81         1.29 - 2.44       0.73 -  1.02
   2004 (al)............    68    10.10 - 10.12        687       0.00         1.29 - 2.09       0.97 -  1.18

   Oppenheimer Global Securities (SC)
   2007................. 1,975    21.51 - 22.96     44,656       1.18         1.29 - 2.54       3.37 -  4.71
   2006................. 2,040    20.80 - 21.92     44,168       0.86         1.29 - 2.54      14.39 - 15.85
   2005................. 1,931    18.19 - 18.92     36,192       0.75         1.29 - 2.54      11.17 - 12.59
   2004................. 1,671    16.36 - 16.81     27,890       1.06         1.29 - 2.54      17.35 - 63.59
   2003.................   945    14.20 - 14.32     13,485       0.00         1.29 - 1.99      42.00 - 43.23

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003
(al)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Class ("SC")) Sub-
  Accounts (continued):
   Oppenheimer High Income (SC)
   2007................. 2,526   $13.95 - 14.93    $ 37,113      7.13%        1.29 - 2.59%    -3.06 -  -1.76%
   2006................. 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -  7.82
   2005................. 2,743    13.52 - 14.09      38,255      5.88         1.29 - 2.59      -0.63 -  0.69
   2004................. 2,292    13.61 - 13.99      31,835      4.80         1.29 - 2.59       7.33 - 36.05
   2003................. 1,079    12.95 - 13.04      14,015      0.00         1.29 - 1.89      29.46 - 30.39

   Oppenheimer Main Street (SC)
   2007................. 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -  2.80
   2006................. 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 - 13.28
   2005................. 6,155    13.67 - 14.30      87,051      0.96         1.29 - 2.69       2.90 -  4.38
   2004................. 4,263    13.29 - 13.70      57,933      0.62         1.29 - 2.69       6.21 -  7.74
   2003................. 2,868    12.56 - 12.71      36,308      0.00         1.29 - 2.34      25.63 - 27.13

   Oppenheimer Main Street Small Cap Growth (SC)
   2007................. 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 - -2.67
   2006................. 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 - 13.18
   2005................. 2,340    18.04 - 18.80      43,534      0.00         1.29 - 2.59       6.88 -  8.30
   2004................. 1,714    16.88 - 17.36      29,516      0.00         1.29 - 2.59      16.09 - 17.64
   2003................. 1,040    14.65 - 14.75      15,279      0.00         1.29 - 1.89      46.50 - 47.55

   Oppenheimer MidCap Fund (SC)
   2007................. 1,246    16.19 - 17.24      21,104      0.00         1.29 - 2.49       3.38 -  4.66
   2006................. 1,382    15.66 - 16.47      22,453      0.00         1.29 - 2.49       0.15 -  1.38
   2005................. 1,215    15.61 - 16.25      19,532      0.00         1.29 - 2.54       9.15 - 10.54
   2004.................   946    14.31 - 14.70      13,794      0.00         1.29 - 2.54      16.40 - 17.89
   2003.................   580    12.38 - 12.47       7,195      0.00         1.29 - 1.84      23.84 - 24.68

   Oppenheimer Strategic Bond (SC)
   2007................. 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -  8.13
   2006................. 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -  5.85
   2005................. 8,740    12.65 - 13.22     114,446      3.64         1.29 - 2.69      -0.27 -  1.16
   2004................. 6,045    12.68 - 13.07      78,449      3.76         1.29 - 2.69       5.52 -  7.04
   2003................. 2,662    12.11 - 12.21      32,367      0.00         1.29 - 1.99      21.08 - 22.13

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                     At December 31,                    For the year ended December 31,
                           ----------------------------------- ------------------------------------------------
                                    Accumulation                                  Expense            Total
                           Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the PIMCO
  Advisors Variable
  Insurance Trust
  Sub-Accounts:
   OpCap Balanced
   2007...................    1    $11.22 - 11.22      $10         1.40%        1.50 - 1.50%     -5.88 - -5.88%
   2006...................    1     11.92 - 11.92       10         0.80         1.50 - 1.50       9.14 -  9.14
   2005...................    1     10.92 - 10.92        9         0.28         1.50 - 1.50       1.20 -  1.20
   2004 (ai)..............    1     10.79 - 10.79       10         0.00         1.50 - 1.50       7.94 -  7.94

   OpCap Small Cap
   2007...................  < 1     18.08 - 18.08        2         0.00         1.50 - 1.50      -0.94 - -0.94
   2006...................  < 1     18.26 - 18.26        2         0.00         1.50 - 1.50      22.23 - 22.23
   2005...................  < 1     14.94 - 14.94        2         0.00         1.50 - 1.50      -1.44 - -1.44
   2004...................  < 1     15.15 - 15.15        2         0.04         1.50 - 1.50      16.11 - 16.11
   2003...................  < 1     13.05 - 13.05        1         0.00         1.50 - 1.50      40.52 - 40.52

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Account:
   Foreign Bond
   2007...................  < 1     11.96 - 11.96        3         3.30         1.50 - 1.50       2.07 -  2.07
   2006...................  < 1     11.72 - 11.72        3         3.19         1.50 - 1.50       0.66 -  0.66
   2005...................  < 1     11.64 - 11.64        3         2.62         1.50 - 1.50       3.57 -  3.57
   2004...................  < 1     11.24 - 11.24        2         1.92         1.50 - 1.50       3.98 -  3.98
   2003...................  < 1     10.81 - 10.81        2         1.40         1.50 - 1.50       0.72 -  0.72

   Money Market
   2007...................    2     10.63 - 10.63       25         4.34         1.50 - 1.50       3.30 -  3.30
   2006...................    1     10.29 - 10.29        9         4.50         1.50 - 1.50       3.05 -  3.05
   2005...................    1      9.99 -  9.99        9         1.89         1.50 - 1.50       1.23 -  1.23
   2004...................    2      9.86 -  9.86       18         0.91         1.50 - 1.50      -0.63 - -0.63
   2003...................    1      9.93 -  9.93       14         0.71         1.50 - 1.50      -0.79 - -0.79

   PIMCO Total Return
   2007...................    1     12.67 - 12.67       15         4.83         1.50 - 1.50       7.13 -  7.13
   2006...................    1     11.83 - 11.83       13         4.56         1.50 - 1.50       2.30 -  2.30
   2005...................    1     11.56 - 11.56       10         5.05         1.50 - 1.50       0.91 -  0.91
   2004...................  < 1     11.46 - 11.46        1         1.76         1.50 - 1.50       3.31 -  3.31
   2003...................  < 1     11.09 - 11.09        1         1.71         1.50 - 1.50       3.46 -  3.46

--------
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   PIMCO VIT Commodity Real Return Strategy
   2007................   226   $11.34 - 11.57    $ 2,599       4.29%        1.29 - 2.44%      20.12 - 21.55%
   2006 (af)...........   214     9.44 -  9.52      2,034       5.88         1.29 - 2.44       -5.58 - -4.83

   PIMCO VIT Emerging Markets Bond (Admin Shares)
   2007................    66    10.98 - 11.20        740       6.02         1.29 - 2.44        3.14 -  4.36
   2006 (af)...........    43    10.65 - 10.73        458       3.30         1.29 - 2.44        6.48 -  7.32

   PIMCO VIT Real Return (Advisor Shares)
   2007................   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19        8.14 -  9.14
   2006 (af)...........   178    10.08 - 10.15      1,798       2.98         1.29 - 2.19        0.84 -  1.46

   PIMCO VIT Total Return (Advisor Shares)
   2007................ 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39        6.05 -  7.25
   2006 (af)........... 1,168    10.25 - 10.33     12,031       3.13         1.29 - 2.39        2.51 -  3.29

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2007................ 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15        6.02 -  7.49
   2006................ 4,029    11.94 - 13.46     49,819       4.18         0.80 - 2.15        1.01 -  2.40
   2005................ 4,674    11.82 - 13.14     56,674       3.27         0.80 - 2.15       -0.82 -  0.55
   2004................ 5,447    11.92 - 13.07     66,003       3.83         0.80 - 2.15        0.45 -  1.84
   2003................ 6,916    11.87 - 12.83     83,025       2.44         0.80 - 2.15       -0.63 -  0.74

   VT Capital Appreciation
   2007................ 1,468     8.46 -  9.32     13,118       0.15         0.80 - 2.15      -8.96 -  -7.70
   2006................ 1,670     9.29 - 10.10     16,265       0.11         0.80 - 2.15        9.91 - 11.43
   2005................ 1,917     8.45 -  9.06     16,847       0.43         0.80 - 2.15        5.56 -  7.02
   2004................ 2,103     8.01 -  8.47     17,376       0.00         0.80 - 2.15       12.24 - 13.78
   2003................ 2,142     7.14 -  7.44     15,653       0.00         0.80 - 2.15       22.11 - 23.80

   VT Capital Opportunities
   2007................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28
   2006................   446    18.29 - 18.98      8,302       0.09         0.80 - 1.80       13.15 - 14.30
   2005................   393    16.04 - 16.61      6,431       0.00         0.80 - 2.10        9.28 - 60.37
   2004................   233    14.95 - 15.20      3,508       4.42         0.80 - 1.80       16.00 - 17.18
   2003 (ak)...........   105    12.88 - 12.97      1,361       0.00         0.80 - 1.80       28.84 - 29.72

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Discovery Growth
   2007.............  2,620  $ 5.71 -  6.29    $ 16,059      0.00%        0.80 - 2.15%      7.93 -  9.43%
   2006.............  2,971    5.29 -  5.75      16,757      0.00         0.80 - 2.15       8.69 - 10.18
   2005.............  3,413    4.87 -  5.22      17,568      0.00         0.80 - 2.15       4.95 -  6.39
   2004.............  4,137    4.64 -  4.91      20,140      0.00         0.80 - 2.15       5.26 -  6.72
   2003.............  4,528    4.41 -  4.60      20,769      0.00         0.80 - 2.15     -55.93 - 30.95

   VT Diversified Income
   2007.............  4,904   13.97 - 15.64      71,148      5.14         0.80 - 2.15       1.88 -  3.29
   2006.............  5,915   13.71 - 15.14      83,598      5.74         0.80 - 2.15       4.01 -  5.45
   2005.............  6,486   13.18 - 14.36      87,435      7.39         0.80 - 2.15       0.84 -  2.23
   2004.............  6,968   13.07 - 14.05      92,393      9.33         0.80 - 2.15       6.85 -  8.33
   2003.............  7,546   12.23 - 12.97      92,890      8.88         0.80 - 2.15      17.47 - 19.09

   VT Equity Income
   2007.............  2,132   15.88 - 16.93      35,171      1.40         0.80 - 2.15       0.96 -  2.36
   2006.............  2,267   15.73 - 16.54      36,750      1.08         0.80 - 2.15      16.30 - 17.90
   2005.............  2,057   13.53 - 14.03      28,456      0.96         0.80 - 2.15       3.24 -  4.66
   2004.............  1,611   13.10 - 13.41      21,402      0.00         0.80 - 2.15      10.92 - 31.03
   2003 (ak)........    786   11.99 - 12.09       9,460      0.66         0.80 - 2.00      19.88 - 20.86

   VT The George Putnam Fund of Boston
   2007............. 13,315   13.64 - 13.71     176,035      2.89         0.80 - 2.69      -1.78 -  0.14
   2006............. 16,006   13.69 - 13.89     211,492      2.56         0.80 - 2.69       8.92 - 11.03
   2005............. 19,864   12.33 - 12.75     237,197      2.01         0.80 - 2.69       1.21 -  3.17
   2004............. 20,326   11.95 - 12.60     235,336      1.86         0.80 - 2.69       5.30 -  7.34
   2003............. 19,241   11.24 - 12.16     206,716      0.00         1.29 - 2.59      12.42 - 21.58

   VT Global Asset Allocation
   2007.............  3,664   12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -  2.11
   2006.............  3,913   12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 - 11.96
   2005.............  3,355   10.99 - 13.65      39,386      1.08         0.80 - 2.59       4.21 -  6.12
   2004.............  2,842   10.36 - 13.10      30,774      2.74         0.80 - 2.59       6.28 -  8.24
   2003.............  2,429   12.40 - 12.51      23,896      0.00         1.29 - 1.99      24.02 - 25.10

   VT Global Equity
   2007.............  5,116    7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -  8.15
   2006.............  6,002    7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 - 22.23
   2005.............  6,652    5.84 -  7.91      54,086      0.79         0.80 - 2.15       6.45 -  7.91
   2004.............  7,523    5.48 -  7.33      57,172      1.99         0.80 - 2.15      11.24 - 12.77
   2003.............  8,402    4.93 -  6.50      57,065      0.94         0.80 - 2.15      26.45 - 28.20

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Growth and Income
   2007............. 34,907  $12.99 - 15.27    $410,138      1.43%        0.70 - 2.69%     -8.58 - -6.70%
   2006............. 44,194   13.92 - 16.70     557,237      1.56         0.70 - 2.69      12.80 - 15.10
   2005............. 53,314   12.09 - 14.80     585,599      1.57         0.70 - 2.69       2.41 -  4.50
   2004............. 60,631   11.57 - 14.46     638,184      1.57         0.70 - 2.69       8.12 - 10.34
   2003............. 65,400   10.49 - 12.22     621,839      1.62         0.70 - 2.44      22.22 - 26.49

   VT Growth Opportunities
   2007.............  3,715    4.52 -  5.04      17,940      0.06         0.80 - 2.15       3.13 -  4.56
   2006.............  4,517    4.38 -  4.82      20,995      0.06         0.80 - 2.15       6.23 -  7.69
   2005.............  5,332    4.12 -  4.48      23,150      0.63         0.80 - 2.15       1.87 -  3.28
   2004.............  6,236    4.05 -  4.33      26,369      0.00         0.80 - 2.15      -0.44 -  0.93
   2003.............  6,739    4.07 -  4.29      28,422      0.00         0.80 - 2.15     -59.35 - 22.07

   VT Health Sciences
   2007.............  4,274   12.57 - 12.99      51,583      0.86         0.80 - 2.49      -3.09 - -1.40
   2006.............  5,445   12.97 - 13.17      67,227      0.32         0.80 - 2.49       0.24 -  1.97
   2005.............  6,508   12.92 - 12.94      79,355      0.06         0.80 - 2.49      10.39 - 12.29
   2004.............  7,307   11.50 - 11.72      79,846      0.18         0.80 - 2.49       4.46 -  6.27
   2003.............  7,941   11.24 - 11.37      81,918      0.00         1.29 - 2.34      12.39 - 13.73

   VT High Yield
   2007.............  5,637   15.01 - 15.42      84,132      8.15         0.80 - 2.59       0.12 -  1.97
   2006.............  6,642   14.72 - 15.40      97,207      7.59         0.80 - 2.59       7.67 -  9.64
   2005.............  7,310   13.43 - 14.31      97,237      8.04         0.80 - 2.59       0.43 -  2.27
   2004.............  7,790   13.13 - 14.24     100,363      7.97         0.80 - 2.59       9.66 - 42.44
   2003.............  8,620   13.33 - 13.43     100,371      4.98         1.29 - 1.89      33.33 - 34.28

   VT Income
   2007............. 16,149   10.96 - 14.29     200,711      5.31         0.80 - 2.59       2.48 -  4.38
   2006............. 17,751   10.69 - 13.69     214,023      4.26         0.80 - 2.59       1.82 -  3.69
   2005............. 17,575   10.50 - 13.20     208,386      3.13         0.80 - 2.59      -0.28 -  1.54
   2004............. 16,891   10.53 - 13.00     201,496      4.05         0.80 - 2.59       3.60 -  5.30
   2003............. 16,918   10.43 - 10.51     198,574      0.00         1.29 - 1.89       4.30 -  5.07

   VT International Equity
   2007............. 19,162   13.62 - 20.43     314,634      2.98         0.70 - 2.59       5.55 -  7.61
   2006............. 21,968   12.65 - 19.36     332,657      0.60         0.70 - 2.59      24.42 - 26.83
   2005............. 22,597    9.98 - 15.56     268,560      1.40         0.70 - 2.59       9.30 - 11.42
   2004............. 23,292    8.96 - 14.24     247,472      1.42         0.70 - 2.59      13.19 - 15.38
   2003............. 24,059    7.76 - 12.58     220,214      0.79         0.70 - 2.59      25.77 - 27.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense
                     Units     Unit Value     Net Assets  Investment        Ratio**       Total Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Growth and Income
   2007.............  3,773  $15.18 - 17.78    $ 65,688      1.86%        0.80 - 2.15%      4.69 -  6.15%
   2006.............  4,476   14.50 - 16.75      73,975      1.15         0.80 - 2.15      24.50 - 26.21
   2005.............  4,420   11.64 - 13.27      58,280      0.81         0.80 - 2.15      11.65 - 13.19
   2004.............  4,427   10.43 - 11.72      51,803      1.15         0.80 - 2.15      18.38 - 20.01
   2003.............  3,946   12.55 - 12.55      38,739      1.40         1.50 - 1.50      35.78 - 35.78

   VT International New Opportunities
   2007.............  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 - 12.30
   2006.............  3,427    8.08 - 11.70      40,874      1.30         0.80 - 2.15      23.43 - 25.13
   2005.............  3,636    6.55 -  9.35      35,417      0.64         0.80 - 2.15      15.83 - 17.42
   2004.............  3,533    5.65 -  7.96      29,412      0.97         0.80 - 2.15      10.91 - 12.44
   2003.............  3,723    5.10 -  7.08      27,875      0.29         0.80 - 2.15      30.35 - 32.14

   VT Investors
   2007............. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44     -7.49 -  -5.93
   2006............. 18,055    9.08 - 15.68     172,343      0.41         0.80 - 2.44      11.16 - 13.02
   2005............. 20,335    8.03 - 14.10     170,024      0.99         0.80 - 2.44       6.16 -  7.94
   2004............. 23,064    7.44 - 13.28     177,118      0.46         0.80 - 2.44       9.89 - 11.74
   2003............. 25,682   12.09 - 12.18     176,160      0.00         1.29 - 2.44      20.89 - 21.84

   VT Mid Cap Value
   2007.............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -  0.87
   2006.............  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15      12.60 - 14.15
   2005.............    983   15.81 - 16.40      15,895      0.18         0.80 - 2.15      10.03 - 11.54
   2004.............    568   14.37 - 14.70       8,269      0.00         0.80 - 2.15      12.96 - 14.52
   2003 (ak)........    208   12.72 - 12.84       2,666      0.53         0.80 - 2.15      27.23 - 28.40

   VT Money Market
   2007............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -  3.97
   2006............. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54      -2.54 -  3.54
   2005.............  9,815    9.57 - 11.07      99,786      2.61         0.80 - 2.59      -0.12 -  1.71
   2004.............  7,635    9.58 - 10.88      77,879      0.66         0.80 - 2.59     -4.24 -  -0.15
   2003.............  8,105    9.75 -  9.91      84,932      0.07         1.29 - 2.69     -2.45 -  -0.86

   VT New Opportunities
   2007............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -  4.89
   2006............. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -  7.69
   2005............. 15,595    7.39 - 15.35     121,531      0.11         0.80 - 2.69       7.05 -  9.12
   2004............. 17,915    6.77 - 14.34     128,471      0.00         0.80 - 2.69       7.34 -  9.43
   2003............. 20,301   13.42 - 13.58     132,129      0.00         1.29 - 2.34      34.20 - 35.80

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Value
   2007............. 10,280  $11.36 - 17.36    $164,993      1.21%        0.80 - 2.59%      -7.37 - -5.65%
   2006............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59       13.02 - 15.09
   2005............. 11,846   10.85 - 15.98     177,051      0.80         0.80 - 2.59        5.05 -  8.51
   2004............. 10,073   15.22 - 16.24     144,451      0.80         0.80 - 2.59       14.50 - 62.44
   2003.............  9,303   14.51 - 14.51     115,740      0.00         2.14 - 2.14       45.11 - 45.11

   VT OTC & Emerging Growth
   2007.............  5,172    2.62 -  5.15      26,995      0.00         0.80 - 2.10       10.31 - 11.78
   2006.............  6,258    2.37 -  4.61      29,518      0.00         0.80 - 2.10       10.05 - 11.51
   2005.............  7,201    2.15 -  4.13      30,905      0.00         0.80 - 2.10        5.60 -  7.00
   2004.............  8,536    2.04 -  3.86      34,313      0.00         0.80 - 2.10        6.25 -  7.66
   2003.............  9,070    1.92 -  3.59      34,595      0.00         0.80 - 2.10       32.87 - 34.63

   VT Research
   2007.............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006.............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34        8.71 - 10.42
   2005.............  9,811    9.24 - 13.96      93,506      0.84         0.80 - 2.49        2.40 -  4.17
   2004............. 11,404    8.87 - 13.63     104,637      0.00         0.80 - 2.49        4.88 -  6.70
   2003............. 12,617   13.15 - 13.15     108,268      0.00         1.49 - 1.49       31.48 - 31.48

   VT Small Cap Value
   2007.............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006.............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30       14.64 - 16.48
   2005.............  8,460   14.13 - 14.53     164,487      0.17         0.70 - 2.30        4.58 -  6.29
   2004.............  9,526   13.51 - 13.67     176,588      0.34         0.70 - 2.30       23.31 - 25.33
   2003............. 10,165   10.91 - 10.95     152,271      0.33         0.70 - 2.30        9.54 - 48.60

   VT Utilities Growth and Income
   2007.............  2,932   15.68 - 25.11      48,605      1.77         0.80 - 2.69       16.70 - 18.98
   2006.............  3,637   13.17 - 21.51      50,959      2.86         0.80 - 2.69       23.63 - 26.02
   2005.............  4,306   10.45 - 17.40      48,184      1.93         0.80 - 2.69        5.66 -  7.71
   2004.............  4,572    9.71 - 16.47      47,881      2.12         0.80 - 2.69       18.33 - 20.63
   2003.............  4,726   14.07 - 14.14      40,109      0.00         1.29 - 1.79       40.74 - 41.45

   VT Vista
   2007.............  6,528   10.47 - 17.53      68,837      0.00          0.80 -2.69        1.00 -  2.97
   2006.............  8,515   10.17 - 17.36      87,412      0.00          0.80 -2.69        2.62 -  4.61
   2005.............  9,919    9.72 - 16.91      97,783      0.00          0.80 -2.69        9.14 - 11.25
   2004............. 11,018    8.74 - 15.50      98,090      0.00          0.80 -2.69       15.42 - 17.66
   2003............. 11,475   13.49 - 13.65      85,718      0.00          1.29 -2.34       34.85 - 36.46

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
Putnam Variable Trust
Sub-Accounts
  (continued):
   VT Voyager
   2007.............. 26,242  $ 7.15 - 13.59    $244,632      0.00%        0.70 - 2.69%      2.67 -  4.78%
   2006.............. 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -  4.70
   2005.............. 41,527    6.52 - 12.90     354,385      0.66         0.70 - 2.69       2.86 -  4.96
   2004.............. 47,857    6.21 - 12.55     386,065      0.25         0.70 - 2.69       2.21 -  4.30
   2003.............. 51,674    5.96 - 11.65     392,809      0.34         0.70 - 2.59      16.48 - 24.04

Investments in the
Rydex Variable Trust
Sub-Account:
   Rydex OTC
   2007..............    < 1   15.19 - 15.19           7      0.08         1.50 - 1.50      16.05 - 16.05
   2006..............    < 1   13.09 - 13.09           5      0.00         1.50 - 1.50       4.19 -  4.19
   2005..............    < 1   12.57 - 12.57           4      0.00         1.50 - 1.50      -0.40 - -0.40
   2004..............    < 1   12.62 - 12.62         < 1      0.00         1.50 - 1.50       7.71 -  7.71
   2003..............    < 1   11.71 - 11.71         < 1      0.00         1.50 - 1.50      43.24 - 43.24

Investments in the
STI Classic Variable
  Trust Sub-Accounts:
   STI International Equity
   2007 (j)(q).......     --    N/A - N/A             --       N/A         0.00 - 0.00        N/A - N/A
   2006..............    230   14.06 - 19.39       4,133      1.17         1.15 - 1.89      22.14 - 23.06
   2005..............    321   11.42 - 15.87       4,711      2.30         1.15 - 1.89      10.83 - 11.67
   2004..............    432   14.32 - 14.45       5,713      2.15         1.29 - 1.89      17.81 - 43.23
   2003..............    582   12.26 - 12.27       6,619      0.00         1.29 - 1.49      22.55 - 22.67

   STI Investment Grade Bond
   2007 (q)..........     --    N/A - N/A             --       N/A         0.00 - 0.00        N/A - N/A
   2006..............    689   10.30 - 13.35       9,070      4.34         1.15 - 2.39       1.88 -  3.17
   2005..............    900   10.11 - 12.94      11,870      3.83         1.15 - 2.39       1.00 -  1.14
   2004..............  1,161   10.19 - 10.31      15,624      3.53         1.29 - 2.04       1.95 -  2.83
   2003..............  1,419    9.99 - 10.03      19,066      1.28         1.29 - 1.99      -0.07 -  0.26

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(q)For the period beginning January 1, 2007 and ended April 27, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the STI
  Classic Variable Trust
  Sub-Accounts
  (continued):
   STI Classic Large Cap Core Equity (o)
   2007.................   269   $13.78 - 17.22    $ 3,650       1.17%        1.15 - 2.19%    -1.43 -  -0.37%
   2006.................   367    13.84 - 15.32      5,013       1.22         1.15 - 2.19      13.66 - 14.87
   2005.................   444    12.04 - 13.48      5,271       0.95         1.15 - 2.19       6.65 -  7.78
   2004.................   476    12.64 - 12.81      5,210       1.19         1.29 - 2.19      12.83 - 26.43
   2003.................   427    11.32 - 11.36      4,051       0.55         1.29 - 1.89      13.25 - 13.56

   STI Classic Large Cap Growth Stock (p)
   2007.................   755    11.80 - 13.15     15,510       0.38         1.15 - 2.34      12.57 - 13.95
   2006................. 1,120    10.35 - 11.68     21,018       0.27         1.15 - 2.34       8.24 -  9.56
   2005................. 1,599     9.45 - 10.79     28,572       0.13         1.15 - 2.34     -3.21 -  -2.03
   2004................. 2,222    11.15 - 11.33     41,879       0.26         1.29 - 2.34       4.26 -  5.38
   2003................. 2,820    10.70 - 10.75     51,754       0.00         1.29 - 2.34       6.96 -  7.49

   STI Large Cap Value Equity
   2007.................   711    14.61 - 15.57     15,457       1.51         1.15 - 2.19       1.28 -  2.36
   2006................. 1,011    14.27 - 15.37     22,014       1.40         1.15 - 2.19      19.79 - 21.07
   2005................. 1,458    11.79 - 12.83     27,023       1.56         1.15 - 2.19       1.48 -  2.57
   2004................. 1,933    12.65 - 12.82     35,540       1.83         1.29 - 2.19      26.47 - 28.18
   2003................. 2,453    11.23 - 11.25     40,351       1.06         1.49 - 1.89      12.31 - 12.52

   STI Mid-Cap Core Equity (r)
   2007.................   331    12.60 - 16.29      5,835       0.22         1.15 - 2.09       2.97 -  3.97
   2006.................   480    12.12 - 15.82      8,465       0.39         1.15 - 2.09       8.41 -  9.46
   2005.................   639    11.07 - 14.59     10,606       0.44         1.15 - 2.09      11.94 - 13.02
   2004.................   822    13.03 - 13.19     12,560       0.83         1.29 - 2.09      15.31 - 30.33
   2003................. 1,034    11.41 - 11.44     14,088       0.66         1.29 - 1.89      14.06 - 14.38

   STI Small Cap Value Equity
   2007.................   351    18.28 - 30.07      7,960       0.91         1.15 - 2.39       0.09 -  1.38
   2006.................   439    18.26 - 29.66     10,021       0.45         1.15 - 2.39      13.34 - 14.78
   2005.................   526    16.11 - 25.84     10,668       0.44         1.15 - 2.39      10.63 - 61.15
   2004.................   642    14.81 - 15.00     11,863       0.38         1.29 - 2.14      21.53 - 22.59
   2003.................   727    12.18 - 12.23     11,047       0.27         1.29 - 2.14      21.84 - 22.33

--------
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation
(r)Previously known as STI Mid-Cap Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Emerging Markets Equity
   2007............... 2,502   $23.81 - 36.93    $66,623       0.44%        0.70 - 2.20%     37.38 - 39.47%
   2006............... 3,270    17.07 - 25.15     63,047       0.75         0.70 - 2.20      34.17 - 36.19
   2005............... 3,778    12.53 - 20.03     54,052       0.36         0.70 - 2.20      30.95 - 32.92
   2004............... 3,920     9.43 - 14.32     43,013       0.66         0.70 - 2.20      20.41 - 22.26
   2003............... 3,702     7.71 - 12.70     33,517       0.00         0.70 - 2.20      46.42 - 48.63

   Van Kampen UIF Equity Growth
   2007............... 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 - 21.05
   2006............... 5,948     8.55 - 12.19     58,189       0.00         0.70 - 2.69       1.31 -  3.38
   2005............... 7,010     8.27 - 12.03     67,276       0.48         0.70 - 2.69      12.61 - 14.90
   2004............... 8,272     7.20 - 10.68     70,049       0.19         0.70 - 2.69       6.83 -  7.02
   2003............... 7,339     6.73 -  8.28     56,500       0.00         0.70 - 2.20      22.21 - 24.06

   Van Kampen UIF Fixed Income
   2007...............   139    12.45 - 14.62      1,773       3.61         1.15 - 1.85       3.49 -  4.24
   2006...............   151    12.03 - 14.03      1,863       3.95         1.15 - 1.85       1.82 -  2.55
   2005...............   175    11.81 - 13.68      2,108       3.18         1.15 - 1.85       2.29 -  3.03
   2004...............   246    11.55 - 13.28      2,892       4.08         1.15 - 1.85       2.44 -  3.17
   2003...............   198    11.27 - 12.87      2,267       0.06         1.15 - 1.65       2.70 - 28.67

   Van Kampen UIF Global Value Equity
   2007...............     3    13.78 - 16.90         50       1.97         1.15 - 1.85       4.65 -  5.41
   2006...............     4    13.17 - 16.03         54       1.59         1.15 - 1.85      18.97 - 19.83
   2005...............     4    11.07 - 13.38         47       1.04         1.15 - 1.85       3.88 -  4.62
   2004...............     4    10.66 - 12.79         41       0.73         1.15 - 1.85      11.44 - 12.24
   2003...............     4     9.56 - 11.39         38       0.00         1.15 - 1.85      26.58 - 27.49

   Van Kampen UIF High Yield
   2007...............     1    13.94 - 13.94          9       8.84         1.50 - 1.50       2.44 -  2.44
   2006...............     1    13.61 - 13.61          9       8.01         1.50 - 1.50       7.00 -  7.00
   2005...............     1    12.72 - 12.72          8       0.76         1.50 - 1.50      -0.45 - -0.45
   2004...............    27    12.78 - 12.78        351       6.02         1.50 - 1.50       7.84 -  7.84
   2003...............    28    11.85 - 11.85        326       0.00         1.50 - 1.50      23.83 - 23.83

   Van Kampen UIF International Magnum
   2007............... 2,797    14.22 - 17.22     38,584       1.49         0.70 - 2.20      12.08 - 13.79
   2006............... 3,317    12.50 - 14.05     40,739       0.09         0.70 - 2.20      22.42 - 24.26
   2005............... 3,465    10.06 - 11.48     34,680       1.20         0.70 - 2.20       8.66 - 10.30
   2004............... 3,705     9.12 - 10.56     34,028       2.75         0.70 - 2.20      14.84 - 16.57
   2003............... 3,576     7.82 - 10.06     28,529       0.14         0.70 - 2.20      24.62 - 26.53

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Mid Cap Growth
   2007...............  2,085  $18.32 - 19.30    $ 38,132      0.00%        0.70 - 2.30%     19.86 -  21.81%
   2006...............  2,642   15.28 - 15.85      40,057      0.00         0.70 - 2.30       6.80 -   8.51
   2005...............  2,911   14.31 - 14.60      41,086      0.00         0.70 - 2.30      14.88 -  16.75
   2004...............  2,992   12.46 - 12.51      36,518      0.00         0.70 - 2.30      18.80 -  20.75
   2003...............  2,559   10.36 - 10.49      26,112      0.00         0.70 - 2.30      38.51 -  40.78

   Van Kampen UIF U.S. Mid Cap Value
   2007...............  7,726   15.12 - 18.20     116,996      0.68         0.70 - 2.69       4.93 -   7.09
   2006...............  9,904   14.41 - 17.00     141,489      0.28         0.70 - 2.69      17.46 -  19.86
   2005............... 11,514   12.26 - 14.18     138,619      0.31         0.70 - 2.69       9.30 -  11.53
   2004............... 12,988   11.22 - 12.71     141,466      0.02         0.70 - 2.69      12.22 -  13.79
   2003............... 11,927   10.67 - 11.17     114,608      0.00         0.70 - 2.30      38.26 -  40.52

   Van Kampen UIF U.S. Real Estate
   2007...............  1,726   20.13 - 33.35      46,609      1.16         0.70 - 2.30    -18.97 -  -17.65
   2006...............  2,397   24.84 - 40.50      79,513      1.10         0.70 - 2.30      34.92 -  37.09
   2005...............  2,895   18.41 - 29.54      70,733      1.20         0.70 - 2.30      14.37 -  16.24
   2004...............  3,448   16.10 - 25.42      73,302      1.55         0.70 - 2.30      33.26 -  35.44
   2003...............  3,895   12.08 - 18.77      61,784      0.00         0.70 - 2.30      35.28 -  37.50

   Van Kampen UIF Value
   2007...............     17   13.85 - 16.40         252      1.76         1.15 - 2.00     -5.02 -   -4.18
   2006...............     22   14.58 - 17.11         342      1.68         1.15 - 2.00      14.56 -  15.56
   2005...............     26   12.72 - 14.81         347      1.32         1.15 - 2.00       3.37 -  27.24
   2004...............     25   13.72 - 14.33         337      0.95         1.15 - 1.65      15.91 -  16.49
   2003...............     24   11.83 - 12.30         277      0.00         1.15 - 1.65      31.89 -  32.55

Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II) Sub-
  Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2007...............  1,611   15.64 - 18.02      28,786      7.28         1.29 - 2.59       3.62 -   5.01
   2006...............  1,755   14.19 - 14.89      29,699      8.87         1.29 - 2.59       7.94 -   9.38
   2005...............  1,663   13.61 - 16.11      25,554      7.44         1.29 - 2.59       9.24 -  10.69
   2004...............  1,248   12.03 - 12.30      17,171      7.13         1.29 - 2.59       7.23 -   8.66
   2003...............    347   11.22 - 13.96       4,296      0.00         1.29 - 2.59      12.19 -  39.60

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II) Sub-
  Accounts (continued):
   Van Kampen UIF Emerging Markets Equity (Class II)
   2007................   945   $42.19 - 44.88    $ 41,679      0.41%        1.29 - 2.59%     36.80 - 38.64%
   2006................ 1,095    30.84 - 32.37      34,945      0.75         1.29 - 2.59      33.63 - 35.40
   2005................   903    23.08 - 23.91      21,348      0.35         1.29 - 2.59      30.31 - 32.05
   2004................   471    17.71 - 18.10       8,467      0.70         1.29 - 2.59      21.41 - 77.09
   2003 (ak)...........   272    14.78 - 14.91       4,043      0.00         1.29 - 2.59      47.81 - 49.12

   Van Kampen UIF Equity and Income (Class II)
   2007................ 5,858    13.21 - 14.45      81,721      1.87         1.29 - 2.59       0.67 -  2.02
   2006................ 6,061    14.36 - 15.07      83,763      1.17         1.29 - 2.59       9.67 - 11.13
   2005................ 4,725    13.09 - 13.56      58,796      0.67         1.29 - 2.59       4.61 -  6.00
   2004................ 1,935    12.51 - 12.79      23,296      0.00         1.29 - 2.59       8.63 - 10.08
   2003 (ak)...........   561    11.52 - 11.62       6,494      0.88         1.29 - 2.59      15.19 - 16.22

   Van Kampen UIF Equity Growth (Class II)
   2007................ 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 - 20.09
   2006................ 1,385    13.82 - 14.51      18,809      0.00         1.29 - 2.59       1.13 -  2.48
   2005................ 1,530    12.27 - 13.67      20,355      0.35         1.29 - 2.59      12.50 - 13.99
   2004................ 1,411    12.15 - 12.42      16,668      0.12         1.29 - 2.59       4.65 -  6.04
   2003 (ak)...........   602    11.61 - 11.71       7,030      0.00         1.29 - 2.59      16.11 - 17.15

   Van Kampen UIF Global Franchise (Class II)
   2007................ 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -  8.36
   2006................ 6,893    17.22 - 18.08     113,948      1.43         1.29 - 2.59      18.37 - 19.95
   2005................ 5,284    12.30 - 14.55      74,280      0.00         1.29 - 2.59       9.08 - 10.54
   2004................ 2,482    13.34 - 13.64      32,544      0.15         1.29 - 2.59       9.85 - 11.31
   2003 (ak)...........   758    12.14 - 12.25       9,257      0.00         1.29 - 2.59      21.43 - 22.51

   Van Kampen UIF Int'l Growth Equity (Class II)
   2007................   433    11.90 - 12.14       5,212      0.17         1.29 - 2.44      11.46 - 12.78
   2006 (af)...........   351    10.68 - 10.76       3,765      0.28         1.29 - 2.44       6.76 -  7.61

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II) Sub-
  Accounts (continued):
   Van Kampen UIF Mid Cap Growth (Class II)
   2007................ 3,587   $11.92 - 22.32    $ 62,807      0.00%        1.29 - 2.59%      19.42 - 21.02%
   2006................ 3,035    18.69 - 19.62      49,627      0.00         1.29 - 2.59        6.32 -  7.73
   2005................ 1,949    17.58 - 18.21      35,035      0.00         1.29 - 2.59       14.27 - 15.79
   2004................ 1,348    15.38 - 15.73      21,019      0.00         1.29 - 2.59       18.33 - 19.91
   2003 (ak)...........   785    13.00 - 13.12      10,262      0.00         1.29 - 2.59       30.00 - 31.16

   Van Kampen UIF Small Company Growth (Class II)
   2007................ 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59        0.28 -  1.63
   2006................ 1,425    18.74 - 19.67      27,591      0.00         1.29 - 2.59       10.40 - 87.42
   2005................ 1,560    17.20 - 17.82      27,468      0.00         1.29 - 2.59        9.97 - 11.43
   2004................ 1,507    15.64 - 15.99      23,918      0.00         1.29 - 2.59       15.87 - 17.41
   2003 (ak)........... 1,035    13.50 - 13.62      14,062      0.00         1.29 - 2.59       35.01 - 36.21

   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2007................ 4,183    15.87 - 19.97      79,806      0.61         1.29 - 2.59        4.94 -  6.35
   2006................ 4,425    14.93 - 19.03      81,291      0.22         1.29 - 2.59       17.51 - 19.07
   2005................ 3,855    12.54 - 16.20      60,801      0.26         1.29 - 2.59        9.25 - 10.71
   2004................ 2,709    14.83 - 15.16      39,035      0.01         1.29 - 2.59       11.56 - 13.05
   2003 (ak)........... 1,356    13.29 - 13.41      18,124      0.00         1.29 - 2.59       32.90 - 34.08

   Van Kampen UIF U.S. Real Estate (Class II)
   2007................ 3,776    21.96 - 23.31      88,472      1.01         1.29 - 2.69     -19.51 - -18.35
   2006................ 4,137    28.96 - 30.72     118,645      0.96         1.29 - 2.69       33.98 - 35.90
   2005................ 4,154    19.79 - 21.61      87,617      1.15         1.29 - 2.69       13.62 - 15.25
   2004................ 3,417    17.17 - 19.02      62,735      1.60         1.29 - 2.69       34.32 - 90.22
   2003................ 1,366    12.67 - 12.79      18,567      0.00         1.29 - 2.59       26.72 - 27.85

Investments in the
  Van Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Comstock
   2007................ 5,664    13.22 - 14.35      78,670      1.97         0.70 - 2.30      -4.28 -  -2.73
   2006................ 7,391    13.81 - 14.75     106,183      1.48         0.70 - 2.30       13.64 - 15.47
   2005................ 9,041    12.15 - 12.77     113,319      1.22         0.70 - 2.30        1.98 -  3.64
   2004................ 8,736    11.92 - 12.32     106,501      0.86         0.70 - 2.30       15.05 - 16.94
   2003................ 5,976    10.36 - 10.54      62,969      0.75         0.70 - 2.30       27.98 - 30.08

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
Van Kampen Life
  Investment Trust
  Sub-Accounts
  (continued):
   LIT Government
   2007...........    116  $11.90 - 12.17    $  1,405      4.92%        1.25 - 1.65%      5.57 -  5.99%
   2006...........    142   11.27 - 11.48       1,626      4.33         1.25 - 1.65       1.65 -  2.06
   2005...........    146   11.09 - 11.25       1,637      4.21         1.25 - 1.65       1.85 -  2.25
   2004...........    182   10.88 - 11.00       1,997      4.50         1.25 - 1.65       2.46 -  2.87
   2003...........    140   10.62 - 10.69       1,491      4.87         1.25 - 1.65       0.08 -  0.48

   LIT Money Market
   2007...........    294   11.23 - 11.62       3,380      4.78         1.25 - 1.65       2.99 -  3.41
   2006...........    263   10.91 - 11.23       2,931      4.04         1.25 - 1.65       2.72 -  3.13
   2005...........    273   10.62 - 10.89       2,961      2.70         1.25 - 1.65       1.01 -  1.41
   2004...........    231   10.51 - 10.74       2,480      0.85         1.25 - 1.65      -0.85 - -0.45
   2003...........    278   10.60 - 10.79       2,989      0.60         1.25 - 1.65      -1.07 - -0.68

   Strat Growth I
   2007...........  4,617    6.96 - 11.85      45,412      0.05         0.70 - 2.30      14.29 - 16.14
   2006...........  6,027    5.99 - 10.37      51,748      0.00         0.70 - 2.30       0.52 -  2.14
   2005...........  7,916    5.86 - 10.32      68,990      0.26         0.70 - 2.30       5.46 -  7.18
   2004...........  9,614    5.47 -  9.78      81,916      0.00         0.70 - 2.30       4.57 -  6.29
   2003........... 11,683    5.15 -  9.36      95,881      0.00         0.70 - 2.30      24.42 - 26.46

Investments in the
Van Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts:
   LIT Aggressive Growth (Class II)
   2007...........  1,353   15.03 - 18.08      21,082      0.00         0.70 - 2.59      14.54 - 16.78
   2006...........  1,638   12.23 - 12.87      21,980      0.00         0.70 - 2.59       2.21 -  4.19
   2005...........  1,821   11.97 - 12.36      23,587      0.00         0.70 - 2.59       8.24 - 10.34
   2004...........  1,774   11.20 - 14.27      21,143      0.00         0.70 - 2.59      11.92 - 11.97
   2003 (ak)......    288   12.75 - 12.86       3,687      0.00         1.29 - 2.59      27.50 - 28.64

   LIT Comstock (Class II)
   2007........... 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 - -3.60
   2006........... 23,656   16.28 - 17.09     356,769      1.25         1.29 - 2.59      13.05 - 14.55
   2005........... 23,945   14.40 - 14.92     317,128      0.87         1.29 - 2.59       1.42 -  2.77
   2004........... 18,304   14.20 - 14.52     236,274      0.67         1.29 - 2.59      14.39 - 15.91
   2003........... 12,466   12.42 - 12.53     137,393      0.47         1.29 - 2.59      24.15 - 25.25

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Van Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts
  (continued):
   LIT Growth and Income (Class II)
   2007........... 8,749   $17.56 - 17.65    $157,176      1.44%        1.29 - 2.69%     -0.25 -  1.19%
   2006........... 9,672    17.69 - 17.35     171,902      0.97         1.29 - 2.69      12.86 - 14.48
   2005........... 9,458    15.68 - 16.39     147,128      0.78         1.29 - 2.69       6.78 -  8.31
   2004........... 7,527    14.68 - 15.14     108,454      0.64         1.29 - 2.69      11.05 - 12.65
   2003........... 4,387    12.31 - 12.42      56,398      0.00         1.29 - 2.59      23.14 - 24.23

   LIT Money Market (Class II)
   2007........... 3,118    10.09 - 10.64      32,788      4.79         1.29 - 2.59       1.74 -  3.10
   2006........... 3,035     9.92 - 10.32      31,042      3.94         1.29 - 2.59       1.48 -  2.83
   2005........... 3,045     9.77 - 10.04      30,362      2.48         1.29 - 2.59      -0.22 -  1.11
   2004........... 1,784     9.79 -  9.93      17,650      0.72         1.29 - 2.59      -2.06 - -0.75
   2003...........    --       --  -   --          --      0.00           --  -  --       0.00 -  0.00

   Strat Growth II (Class II)
   2007........... 5,416    14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 - 15.13
   2006........... 6,472    12.81 - 13.45      65,542      0.00         1.29 - 2.59      -0.03 -  1.30
   2005........... 6,958    12.81 - 13.23      68,765      0.01         1.29 - 2.59       4.86 -  6.25
   2004........... 7,134    12.22 - 12.45      63,974      0.00         1.29 - 2.59       4.01 -  5.40
   2003........... 6,797    11.75 - 11.85      54,406      0.00         1.29 - 2.59      17.49 - 18.53

                                      252
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2007 and 2006, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2007. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and accounting for deferred acquisition costs associated with internal replacements in 2007.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 13, 2008

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                  YEAR ENDED DECEMBER 31,
                                                                           ---------------------------------------
(IN MILLIONS)                                                                 2007          2006          2005
                                                                           -----------   -----------   -----------
REVENUES
Premiums (net of reinsurance ceded of $625, $617 and $606)                $       502   $       576   $       474
Contract charges (net of reinsurance ceded of $315, $170 and $ -)                 942         1,009         1,079
Net investment income                                                           4,205         4,057         3,707
Realized capital gains and losses                                                (197)          (79)           19
                                                                           -----------   -----------   -----------

                                                                                5,452         5,563         5,279

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $646, $548 and $515)        1,364         1,372         1,340
Interest credited to contractholder funds (net of reinsurance recoveries
   of $47, $41 and $4)                                                          2,628         2,543         2,340
Amortization of deferred policy acquisition costs                                 518           538           568
Operating costs and expenses                                                      340           398           433
                                                                           -----------   -----------   -----------
                                                                                4,850         4,851         4,681

Loss on disposition of operations                                                 (10)          (88)           (7)
                                                                           -----------   -----------   -----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                  592           624           591
                                                                           -----------   -----------   -----------

Income tax expense                                                                180           196           174
                                                                           -----------   -----------   -----------

NET INCOME                                                                        412           428           417
                                                                           -----------   -----------   -----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in:
    Unrealized net capital gains and losses                                      (409)         (263)         (425)
                                                                           -----------   -----------   -----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX                                              (409)         (263)         (425)
                                                                           -----------   -----------   -----------

COMPREHENSIVE INCOME (LOSS)                                               $         3   $       165   $        (8)
                                                                           ===========   ===========   ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
                                                                                     -------------------------
(IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)                                          2007          2006
                                                                                     -----------   -----------
ASSETS
Investments
       Fixed income securities, at fair value (amortized cost $58,020 and $59,869)  $    58,469   $    61,457
       Mortgage loans                                                                     9,901         8,690
       Equity securities (cost $102 and $61)                                                102            72
       Limited partnership interests                                                        994           461
       Short-term                                                                           386           805
       Policy loans                                                                         770           752
       Other                                                                              1,792         1,923
                                                                                     -----------   -----------

    Total investments                                                                    72,414        74,160

Cash                                                                                        185           273
Deferred policy acquisition costs                                                         3,905         3,485
Reinsurance recoverables                                                                  3,410         3,392
Accrued investment income                                                                   652           689
Other assets                                                                                622           585
Separate Accounts                                                                        14,929        16,174
                                                                                     -----------   -----------

   TOTAL ASSETS                                                                     $    96,117   $    98,758
                                                                                     ===========   ===========

LIABILITIES
Contractholder funds                                                                $    60,464   $    60,565
Reserve for life-contingent contract benefits                                            12,598        12,204
Unearned premiums                                                                            33            34
Payable to affiliates, net                                                                  206            84
Other liabilities and accrued expenses                                                    2,823         3,235
Deferred income taxes                                                                       101           258
Note payable to parent                                                                       --           500
Long-term debt                                                                              200           206
Separate Accounts                                                                        14,929        16,174
                                                                                     -----------   -----------

   TOTAL LIABILITIES                                                                     91,354        93,260
                                                                                     -----------   -----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
     authorized, none and 49,230 shares issued and outstanding                               --             5
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
     authorized, none issued                                                                 --            --
Common stock, $227 par value, 23,800 shares authorized and outstanding                        5             5
Additional capital paid-in                                                                1,108         1,108
Retained income                                                                           3,734         4,055
Accumulated other comprehensive income:
     Unrealized net capital gains and losses                                                (84)          325
                                                                                     -----------   -----------

   Total accumulated other comprehensive income                                             (84)          325
                                                                                     -----------   -----------

   TOTAL SHAREHOLDER'S EQUITY                                                             4,763         5,498
                                                                                     -----------   -----------

   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                       $    96,117   $    98,758
                                                                                     ===========   ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                              YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------
(IN MILLIONS)                                            2007          2006          2005
                                                      -----------   -----------   -----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                           $         5   $         5   $         5
Redemption of stock                                           (5)           --            --
                                                      -----------   -----------   -----------
Balance, end of year                                          --             5             5
                                                      -----------   -----------   -----------

REDEEMABLE PREFERRED STOCK - SERIES B                         --            --            --
                                                      -----------   -----------   -----------

COMMON STOCK                                                   5             5             5
                                                      -----------   -----------   -----------

ADDITIONAL CAPITAL PAID-IN                                 1,108         1,108         1,108

RETAINED INCOME
Balance, beginning of year                                 4,055         4,302         4,178
Net income                                                   412           428           417
Dividends                                                   (725)         (675)         (293)
Cumulative effect of change in accounting principle           (8)           --            --
                                                      -----------   -----------   -----------
Balance, end of year                                       3,734         4,055         4,302
                                                      -----------   -----------   -----------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                   325           588         1,013
Change in unrealized net capital gains and losses           (409)         (263)         (425)
                                                      -----------   -----------   -----------

Balance, end of year                                         (84)          325           588
                                                      -----------   -----------   -----------

TOTAL SHAREHOLDER'S EQUITY                           $     4,763   $     5,498   $     6,008
                                                      ===========   ===========   ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                       ---------------------------------------
(IN MILLIONS)                                                                             2007          2006          2005
                                                                                       -----------   -----------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                            $       412   $       428   $       417
   Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                                  (289)         (280)         (175)
      Realized capital gains and losses                                                       197            79           (19)
      Loss on disposition of operations                                                        10            88             7
      Interest credited to contractholder funds                                             2,628         2,543         2,340
      Changes in:
          Policy benefit and other insurance reserves                                        (290)         (199)         (200)
          Unearned premiums                                                                    (1)           (1)            4
          Deferred policy acquisition costs                                                   (29)         (205)         (198)
          Reinsurance recoverables                                                           (276)         (218)         (197)
          Income taxes payable                                                                112          (122)           18
          Other operating assets and liabilities                                              104            93            95
                                                                                       -----------   -----------   -----------

             Net cash provided by operating activities                                      2,578         2,206         2,092
                                                                                       -----------   -----------   -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                 11,222        12,290        10,660
   Equity securities                                                                           73            23            25
   Limited partnership interests                                                              181           114            32
Investment collections
   Fixed income securities                                                                  2,981         2,727         4,076
   Mortgage loans                                                                           1,506         1,618         1,172
Investment purchases
   Fixed income securities                                                                (12,096)      (16,246)      (18,128)
   Equity securities                                                                         (101)         (282)          (37)
   Limited partnership interests                                                             (673)          (22)         (166)
   Mortgage loans                                                                          (2,637)       (2,159)       (1,976)
Change in short-term investments, net                                                          31           362          (352)
Change in policy loans and other investments, net                                            (124)          (33)          (16)
Disposition of operations                                                                      (5)         (826)           (2)
                                                                                       -----------   -----------   -----------

             Net cash provided by (used in) investing activities                              358        (2,434)       (4,712)
                                                                                       -----------   -----------   -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Note payable to parent                                                                       (500)          500             -
Redemption of redeemable preferred stock                                                      (11)          (26)          (26)
Contractholder fund deposits                                                                7,948         9,546        11,374
Contractholder fund withdrawals                                                            (9,736)       (8,998)       (8,604)
Dividends paid                                                                               (725)         (675)         (211)
                                                                                       -----------   -----------   -----------

             Net cash (used in) provided by financing activities                           (3,024)          347         2,533
                                                                                       -----------   -----------   -----------

NET (DECREASE) INCREASE IN CASH                                                               (88)          119           (87)
CASH AT BEGINNING OF YEAR                                                                     273           154           241
                                                                                       -----------   -----------   -----------

CASH AT END OF YEAR                                                                   $       185   $       273   $       154
                                                                                       ===========   ===========   ===========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers. The principal individual products are fixed annuities and interest-sensitive, traditional and variable life insurance. The principal institutional product is funding agreements backing medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

        ($ IN MILLIONS)                                  2007         2006         2005
                                                      -----------  -----------  -----------
        PREMIUMS
        Traditional life insurance                   $       260  $       257  $       250
        Immediate annuities with life contingencies          204          278          197
        Other                                                 38           41           27
                                                      -----------  -----------  -----------
        TOTAL PREMIUMS                                       502          576          474

        CONTRACT CHARGES
        Interest-sensitive life insurance                    862          797          734
        Fixed annuities                                       79           73           65
        Variable annuities                                     1          139          280
                                                      -----------  -----------  -----------
        TOTAL CONTRACT CHARGES                               942        1,009        1,079
                                                      -----------  -----------  -----------
        TOTAL PREMIUMS AND CONTRACT CHARGES          $     1,444  $     1,585  $     1,553
                                                      ===========  ===========  ===========

     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2007, the top geographic locations for statutory premiums and annuity considerations were Delaware, California and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), and financial service firms, such as banks, broker-dealers and specialized structured settlement brokers.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The fair value of fixed income securities is based upon observable market quotations, other market observable data or is derived from such quotations and market observable data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. The valuation models use security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine security specific credit spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statement of Cash Flows.

     Reported in fixed income securities are hybrid securities which have characteristics of fixed income securities and equity securities. Many of these securities have attributes most similar to those of fixed income securities such as a stated interest rate, a mandatory redemption date or a punitive interest rate step-up feature which, in most cases, would compel the issuer to redeem the security at a specified call date. Hybrid securities are carried at fair value and amounted to $2.67 billion and $2.09 billion at December 31, 2007 and 2006, respectively.

     Equity securities include common and non-redeemable preferred stocks. Common and non-redeemable preferred stocks are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Investments in limited partnership interests, including certain interests in limited liability companies and funds, and where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity-method of accounting.

     Short-term investments are carried at cost or amortized cost that approximates fair value. Policy loans are carried at the unpaid principal balances. Other investments consist primarily of bank loans. Bank loans are comprised primarily of senior secured corporate loans which are carried at amortized cost.

     In connection with the Company's securities lending business activities, funds received in connection with securities repurchase agreements, cash collateral received from counterparties related to derivative transactions and securities purchased under agreements to resell are invested and classified as short-term investments or fixed income securities available for sale as applicable. For the Company's securities lending business activities and securities sold under agreements to repurchase, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral or funds received.

     Investment income consists primarily of interest and dividends, income from limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. For all other asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on the retrospective basis. Income from investments in limited partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as income. Income from investments in limited partnership interests accounted for utilizing the equity-method of accounting is recognized based on the financial results of the entity and the Company's proportionate investment interest. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other-than-temporary declines in fair value and periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities, equity securities and short-term investments when the decline in fair value is deemed other-than-temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures (interest rate), options (including swaptions), interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, forward contracts to hedge foreign currency risks and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity-indexed fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts, and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in life and annuity contract benefits, interest credited to contractholder funds or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $13 million, $7 million and $7 million in 2007, 2006 and 2005, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, or is a liability which an increase has been recognized for the obligation, the adjustment made to the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If a cash flow hedge is no longer effective, the gain or loss recognized on the derivative during the period the hedge was effective is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity and financial futures contracts, interest rate cap and floor agreements, swaptions, foreign currency forward and option contracts, certain forward contracts for TBA mortgage securities and credit default swaps.

     The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or are more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following line items during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, life and annuity contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statement of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statement of Cash Flows.

SECURITIES LOANED AND SECURITY REPURCHASE AND RESALE

     The Company's business activities, include securities lending transactions, securities sold under agreements to repurchase ("repurchase agreements"), and securities purchased under agreements to resell ("resale agreements"), which are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives collateral for securities loaned in an amount generally equal to 103% of the fair value of securities, and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

     The Company's policy is to take possession or control of securities under resale agreements. Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in life and annuity contract benefits and recognized in relation to premiums so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums so that profits are recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life, single premium life and equity-indexed life are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Life and annuity contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities, indexed life contracts and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the S&P 500. Interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to the Company's disposal of substantially all of its variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, premium taxes, inspection costs, and certain underwriting and direct mail solicitation expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Future investment income is considered in determining the recoverability of DAC. Amortization of DAC associated with life insurance and investment contracts is described in more detail below. All life insurance and investment contract DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income. DSI is reported in other assets and amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally results in the majority of the DAC being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits.

     AGP and EGP consists primarily of the following components: the excess of contract charges for the cost of insurance over mortality and other benefits; investment income and realized capital gains and losses over interest credited; and surrender and other contract charges over maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to policyholders, the effect of any hedges used, persistency, mortality and expenses.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $21 million and $25 million at December 31, 2007 and 2006, respectively. Amortization expense on the present value of future profits was $5 million, $6 million and $8 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contract are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as revisions to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Consolidated Statements of Operations and Comprehensive Income.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts or are earned ratably over the contract period to the extent coverage remains available. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance recoverables as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2007.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized (see Note 12).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies including traditional life insurance, life-contingent fixed annuities and voluntary health products is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance, life-contingent fixed annuities and accident and health products are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured to Prudential in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note 11).

ADOPTED ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

      In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for DAC associated with internal replacements of insurance and investment contracts other than those set forth in Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs through the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a feature or coverage within an existing contract. The Company adopted the provisions of SOP 05-1 on January 1, 2007 for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption resulted in an $8 million after-tax reduction to retained income to reflect the impact on EGP from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral under SOP 05-1 and a reduction of DAC and DSI balances of $13 million pre-tax as of January 1, 2007.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
  OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument containing an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"); clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The Company adopted the provisions of SFAS No. 155 on January 1, 2007, which were effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year beginning after September 15, 2006. The Company elected not to remeasure existing hybrid financial instruments that contained embedded derivatives requiring bifurcation at the date of adoption pursuant to paragraph 12 or 13 of SFAS No. 133. The adoption of SFAS No. 155 did not have a material effect on the results of operations or financial position of the Company.

FASB INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN
  INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 ("FIN 48")

     The FASB issued the interpretation in July 2006 and the staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 12).

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108,
  CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in financial statements. SAB 108 was intended to eliminate the potential build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 established a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1, THE MEANING OF OTHER-THAN-TEMPORARY
  IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1")

     FSP FAS 115-1 nullified the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1 as of January 1, 2006 on a prospective basis. The effects of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB
  OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

SFAS NO. 141(R), BUSINESS COMBINATIONS ("SFAS NO. 141R")

     In December 2007, the FASB issued SFAS No. 141R which replaces SFAS No. 141, "Business Combinations" ("SFAS No. 141"). Among other things, SFAS No. 141R broadens the scope of SFAS No. 141 to include all transactions where an acquirer obtains control of one or more other businesses; retains the guidance to recognize intangible assets separately from goodwill; requires, with limited exceptions, that all assets acquired and liabilities assumed, including certain of those that arise from contractual contingencies, be measured at their acquisition date fair values; requires most acquisition and restructuring-related costs to be expensed as incurred; requires that step acquisitions, once control is acquired, to be recorded at the full amounts of the fair values of the identifiable assets, liabilities and the noncontrolling interest in the acquiree; and replaces the reduction of asset values and recognition of negative goodwill with a requirement to recognize a gain in earnings. The provisions of SFAS No. 141R are effective for fiscal years beginning after December 15, 2008 and are to be applied prospectively only. Early adoption is not permitted. The Company will apply the provisions of SFAS 141R as required when effective.

SFAS NO. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN
  AMENDMENT OF ARB NO. 51 ("SFAS NO. 160")

     In December 2007, the FASB issued SFAS No. 160 which clarifies that a noncontrolling interest in a subsidiary is that portion of the subsidiary's equity that is attributable to owners of the subsidiary other than its parent or parent's affiliates. Noncontrolling interests are required to be reported as equity in the consolidated financial statements and as such net income will include amounts attributable to both the parent and the noncontrolling interest with disclosure of the amounts attributable to each on the face of the consolidated statement of operations. SFAS No. 160 requires that all changes in a parent's ownership interest in a subsidiary when control of the subsidiary is retained, be accounted for as equity transactions. In contrast, SFAS No. 160 requires a parent to recognize a gain or loss in net income when control over a subsidiary is relinquished and the subsidiary is deconsolidated, as well as provide certain associated expanded disclosures. SFAS No. 160 is effective as of the beginning of a reporting entity's first fiscal year beginning after December 15, 2008. Early adoption is prohibited. SFAS No. 160 requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The Company will apply the provisions of SFAS No. 160 as required on the effective date.

SEC STAFF ACCOUNTING BULLETIN NO. 109, WRITTEN LOAN COMMITMENTS THAT ARE
  RECORDED AT FAIR VALUE THROUGH EARNINGS ("SAB 109")

     In October 2007, the SEC issued SAB 109, a replacement of SAB 105, "Application of Accounting Principles to Loan Commitments". SAB 109 is applicable to both loan commitments accounted for under SFAS No. 133, and other loan commitments for which the issuer elects fair value accounting under SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities". SAB 109 states that the expected net future cash flows related to the servicing of a loan should be included in the fair value measurement of a loan commitment accounted for at fair value through earnings. The expected net future cash flows associated with loan servicing should be determined in accordance with the guidance in SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", as amended by SFAS No. 156, "Accounting for Servicing of Financial Assets". SAB 109 should be applied on a prospective basis to loan commitments accounted for under SFAS No. 133 that were issued or modified in fiscal quarters beginning after December 15, 2007. Earlier adoption is not permitted. The adoption of SAB 109 is not expected to have a material impact on the Company's results of operations or financial position.

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Specifically, SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157", which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company plans to utilize the deferral for non-financial assets and liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Company's results of operations or financial position.

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL
  LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO.
  159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and financial liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company does not expect to apply the fair value option to any existing financial assets or liabilities as of January 1, 2008. Consequently, the initial adoption of SFAS No. 159 is expected to have no impact on the Company's results of operations or financial position.

SOP 07-1, CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE,
  INVESTMENT COMPANIES ("THE GUIDE") AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES ("SOP 07-1")

     In June 2007, the AICPA issued SOP 07-1 which provides guidance for determining whether an entity falls within the scope of the Guide and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity-method investor in an investment company. SOP 07-1 was to be effective for fiscal years beginning on or after December 15, 2007, however in February 2008, the FASB issued FASB Staff Position No. SOP 07-1-1, "Effective Date of AICPA Statement of Position 07-1", which amends SOP 07-1 to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that did not early adopt the SOP before December 15, 2007. The Company did not early adopt SOP 07-1. Consequently, the standard is expected to have no impact on the Company's results of operations or financial position.

FASB STAFF POSITION NO. FIN 39-1, AMENDMENT OF FASB INTERPRETATION NO. 39 ("FSP
  FIN 39-1")

     In April 2007, the FASB issued FSP FIN 39-1, which amends FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts". FSP FIN 39-1 replaces the terms "conditional contracts" and "exchange contracts" with the term "derivative instruments" and requires a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The effects of applying FSP FIN 39-1, if any, are to be recorded as a change in accounting principle through retrospective application unless such application is determined to be impractical. The adoption of FSP FIN 39-1 is not expected to have a material impact on the Company's results of operations or financial position based on the current level of derivative activity.

3.   DISPOSITIONS

VARIABLE ANNUITY BUSINESS

     On June 1, 2006, in accordance with the terms of the definitive Master Transaction Agreement and related agreements (collectively the "Agreement") ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation completed the disposal through reinsurance of substantially all of our variable annuity business to Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). For Allstate, this disposal achieved the economic benefit of transferring to Prudential the future rights and obligations associated with this business.

     The disposal was effected through reinsurance agreements (the "Reinsurance Agreements") which include both coinsurance and modified coinsurance provisions. Coinsurance and modified coinsurance provisions are commonly used in the reinsurance of variable annuities because variable annuities generally include both separate account and general account liabilities. When contractholders make a variable annuity deposit, they must choose how to allocate their account balances between a selection of variable-return mutual funds that must be held in a separate account and fixed-return funds held in the Company's general account. In addition, variable annuity contracts include various benefit guarantees that are general account obligations of the Company. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Variable annuity balances invested in variable-return mutual funds are held in separate accounts, which are legally segregated assets and available only to settle separate account contract obligations. Because the separate account assets must remain with the Company under insurance regulations, modified coinsurance is typically used when parties wish to transfer future economic benefits of such business. Under the modified coinsurance provisions, the separate account assets remain on the Company's Consolidated Statements of Financial Position, but the related results of operations are fully reinsured and presented net of reinsurance on the Consolidated Statements of Operations and Comprehensive Income.

     The coinsurance provisions of the Reinsurance Agreements were used to transfer the future rights and obligations related to fixed return fund options and benefit guarantees. $1.37 billion of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions as of the transaction closing date. General account liabilities of $1.26 billion and $1.49 billion as of December 31, 2007 and 2006 respectively, however, remain on the Consolidated Statements of Financial Position with a corresponding reinsurance recoverable.

     For purposes of presentation in the Consolidated Statements of Cash Flows, the Company treated the reinsurance of substantially all our variable annuity business to Prudential as a disposition of operations, consistent with the substance of the transaction which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $744 million (computed as $1.37 billion of general account insurance liabilities transferred to Prudential on the closing date less consideration of $628 million), the cost of hedging the ceding commission received from Prudential of $69 million, pre-tax, and the costs of executing the transaction of $13 million, pre-tax, were classified as a disposition of operations in the cash flows from investing activities section of the Consolidated Statements of Cash Flows.

     Under the Agreement, the Company has indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company will indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The Reinsurance Agreements contain no limits or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees, in accordance with the provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts".

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, the Company will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less from the effective date of the transaction, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the final market-adjusted consideration was $628 million. The disposal resulted in a gain of $83 million pre-tax for ALIC, which was deferred as a result of the disposition being executed through reinsurance. The deferred gain is included as a component of other liabilities and accrued expenses on the Consolidated Statements of Financial Position, and is amortized to gain (loss) on dispositions of operations on the Consolidated Statements of Operations and Comprehensive Income over the life of the reinsured business which is estimated to be approximately 18 years. For ALNY, the transaction resulted in a loss of $9 million pre-tax. ALNY's reinsurance loss and other amounts related to the disposal of the business, including the initial costs and final market value settlements of the derivatives acquired by ALIC to economically hedge substantially all of the exposure related to market adjustments between the effective date of the Agreement and the closing of the transaction, transactional expenses incurred and amortization of ALIC's deferred reinsurance gain, were included as a component of gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income amounted to $6 million and $(61) million, after-tax during 2007 and 2006, respectively. Gain (loss) on disposition of operations on the Consolidated Statement of Operations and Comprehensive Income included amortization of ALIC's deferred gain, after-tax, of $5 million and $1 million for the years ended December 31, 2007 and 2006, respectively. DAC and DSI were reduced by $726 million and $70 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $13.76 billion and $15.07 billion as of December 31, 2007 and 2006, respectively. Separate account balances totaling approximately $1.17 billion and $1.10 billion at December 31, 2007 and 2006, respectively, related primarily to the variable life business that is being retained by the Company, and the variable annuity business in three affiliated companies that were not included in the Agreement. In the five-months of 2006, prior to this disposition, the Company's variable annuity business generated approximately $127 million in contract charges, and $278 million in 2005.

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $72 million, $39 million and $51 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and other business activities and for funds received from the Company's security repurchase business activities were $1.82 billion, $2.29 billion and $2.23 billion at December 31, 2007, 2006 and 2005, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

        ($ IN MILLIONS)                                                      2007          2006          2005
                                                                          -----------   -----------   -----------
        NET CHANGE IN PROCEEDS MANAGED
        Net change in fixed income securities                            $        34   $        96   $      (221)
        Net change in short-term investments                                     443          (159)          918
                                                                          -----------   -----------   -----------
           Operating cash flow provided (used)                           $       477   $       (63)  $       697
                                                                          ===========   ===========   ===========

        NET CHANGE IN LIABILITIES
        Liabilities for collateral and security repurchase,
            beginning of year                                            $    (2,294)  $    (2,231)  $    (2,928)
        Liabilities for collateral and security repurchase, end of year       (1,817)       (2,294)       (2,231)
                                                                          -----------   -----------   -----------
           Operating cash flow (used) provided                           $      (477)  $        63   $      (697)
                                                                          ===========   ===========   ===========

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $477 million, $494 million and $410 million in 2007, 2006 and 2005, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $74 million, $72 million and $235 million of structured settlement annuities, a type of immediate annuity, in 2007, 2006 and 2005, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $11 million, $10 million and $9 million relate to structured settlement annuities with life contingencies and are included in premium income for 2007, 2006 and 2005, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.

     Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.89 billion and $4.92 billion at December 31, 2007 and 2006, respectively.

BROKER-DEALER AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $27 million, $44 million and $46 million of commission and other distribution expenses for the years ending December 31, 2007, 2006 and 2005, respectively.

REINSURANCE TRANSACTIONS

     In 2005, the Company received fixed income securities with a fair value and amortized cost of $381 million and $358 million, respectively, and $5 million of accrued investment income for the settlement of a $386 million premium receivable due from American Heritage Life Insurance Company ("AHL"), an unconsolidated affiliate of the Company. The receivable related to two coinsurance agreements entered into in 2004 whereby the Company assumed certain interest-sensitive life insurance and fixed annuity contracts from AHL. Since the transaction was between affiliates under common control, the securities were recorded at amortized cost as of the date of settlement. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $23 million, was recorded as a non-cash dividend of $23 million ($15 million, after-tax). Thus, the net effect on shareholder's equity was zero. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $47 million ($31 million, after-tax), which was recorded as a non-cash capital contribution. In accordance with the coinsurance agreements, for 2007, 2006 and 2005, the Company assumed premiums and contract charges of $16 million, $16 million and $17 million, respectively; contract benefits of $10 million, $11 million and $10 million, respectively; and interest credited to contractholder funds of $13 million, $24 million and $32 million, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

DEBT

     Effective January 1, 2008, the Company and AIC entered into a one-year intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. It shall be automatically renewed for subsequent one-year terms unless terminated by the parties. The Liquidity Agreement does not establish a commitment to advance funds on the part of either party. Both parties may make or receive advances. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principle balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note was fully repaid in the first quarter of 2007. This note had an interest rate of 5.25% and was reflected as note payable to parent on the Company's Consolidated Statements of Financial Position at December 31, 2006. Interest expense on this note, which totaled $5 million in 2007, is included as a component of operating costs and expenses on the Condensed Consolidated Statements of Operations and Comprehensive Income.

     On June 30, 2006, under an existing agreement with Kennett Capital, Inc. ("Kennett"), an unconsolidated affiliate of ALIC, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%. The note due from Kennett is classified as other investments and the related surplus note is classified as long-term debt in the Consolidated Statements of Financial Position. In 2007 and 2006, the Company incurred $6 million and $4 million, respectively, of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     On August 1, 2005, ALIC entered into an agreement with Kennett, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Re. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as long-term debt in the Consolidated Statements of Financial Position (see Note 13). In 2007, 2006 and 2005, the Company incurred $5 million, $5 million and $2 million, respectively, of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     As of December 31, 2006, the Company's Consolidated Statements of Financial Position included redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbook Holdings, LLC, a wholly owned subsidiary of AIC. The Company's Board of Directors declared and paid cash dividends on the redeemable preferred stock from time to time, but not more frequently than quarterly. The dividends were based on the three-month LIBOR rate. Dividends of $1 million and $2 million were incurred and paid during 2006 and 2005, respectively, and included as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. At December 31, 2006, redeemable preferred stock totaling $6 million, was classified as mandatorily redeemable and therefore was included as a component of long-term debt on the Consolidated Statements of Financial Position. During 2006, $26 million of mandatorily redeemable preferred stock was redeemed. In addition to the portion of the redeemable preferred stock that was classified as mandatorily redeemable, redeemable preferred stock totaling $5 million was included as a component of shareholder's equity on the Consolidated Statements of Financial Position as of December 31, 2006. All remaining redeemable preferred stock, including the portion classified as mandatorily redeemable and included as a component of long-term debt and the portion classified as shareholder's equity as of December 31, 2006, was redeemed in 2007.

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2007 and 2006. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

CAPITAL SUPPORT AGREEMENT

     The Company and AIC entered into a Capital Support Agreement effective December 14, 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus Maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; or 2) our company action level RBC ratio is at least 300% or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. At December 31, 2007, no capital had been provided by AIC under this agreement.

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                        GROSS UNREALIZED
($ IN MILLIONS)                          AMORTIZED   ------------------------      FAIR
                                           COST         GAINS       LOSSES        VALUE
                                        -----------  -----------  -----------   -----------
AT DECEMBER 31, 2007
U.S. government and agencies           $     2,848  $       880  $         -   $     3,728
Municipal                                    4,235          115          (39)        4,311
Corporate                                   31,624          757         (646)       31,735
Foreign government                           1,814          374           (3)        2,185
Mortgage-backed securities                   3,499           37          (46)        3,490
Commercial mortgage-backed securities        7,698           76         (386)        7,388
Asset-backed securities                      6,273           20         (690)        5,603
Redeemable preferred stock                      29            1           (1)           29
                                        -----------  -----------  -----------   -----------
     Total fixed income securities     $    58,020  $     2,260  $    (1,811)  $    58,469
                                        ===========  ===========  ===========   ===========

AT DECEMBER 31, 2006
U.S. government and agencies           $     2,763  $       736  $        (3)  $     3,496
Municipal                                    4,732          101          (43)        4,790
Corporate                                   32,841          811         (325)       33,327
Foreign government                           1,709          317           (3)        2,023
Mortgage-backed securities                   4,543           31          (56)        4,518
Commercial mortgage-backed securities        7,597           64          (61)        7,600
Asset-backed securities                      5,663           34          (16)        5,681
Redeemable preferred stock                      21            1            -            22
                                        -----------  -----------  -----------   -----------
     Total fixed income securities     $    59,869  $     2,095  $      (507)  $    61,457
                                        ===========  ===========  ===========   ===========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2007:

                                                 AMORTIZED      FAIR
       ($ IN MILLIONS)                             COST         VALUE
                                                -----------  -----------
       Due in one year or less                 $     1,645  $     1,647
       Due after one year through five years        11,211       11,389
       Due after five years through ten years       13,164       13,603
       Due after ten years                          22,228       22,737
                                                -----------  -----------
                                                    48,248       49,376
       Mortgage- and asset-backed securities         9,772        9,093
                                                -----------  -----------
            Total                              $    58,020  $    58,469
                                                ===========  ===========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

         ($ IN MILLIONS)                             2007         2006         2005
                                                  -----------  -----------  -----------
         Fixed income securities                 $     3,589  $     3,505  $     3,318
         Mortgage loans                                  552          508          469
         Equity securities                                 4            2           --
         Limited partnership interests                    87           42           37
         Other                                           243          257           78
                                                  -----------  -----------  -----------
              Investment income, before expense        4,475        4,314        3,902
              Investment expense                         270          257          195
                                                  -----------  -----------  -----------
                  Net investment income          $     4,205  $     4,057  $     3,707
                                                  ===========  ===========  ===========

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

         ($ IN MILLIONS)                                           2007          2006          2005
                                                                -----------   -----------   -----------
         Fixed income securities                               $      (172)  $      (157)  $        29
         Equity securities                                               6             2             7
         Limited partnership interests                                  34             2            --
         Derivatives                                                   (57)           31           (45)
         Other investments                                              (8)           43            28
                                                                -----------   -----------   -----------
              Realized capital gains and losses, pre-tax              (197)          (79)           19
              Income tax benefit (expense)                              69            28            (7)
                                                                -----------   -----------   -----------
                 Realized capital gains and losses, after-tax  $      (128)  $       (51)  $        12
                                                                ===========   ===========   ===========

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

         ($ IN MILLIONS)                                           2007          2006          2005
                                                                -----------   -----------   -----------
         Write-downs                                           $      (118)  $       (21)  $       (24)
         Dispositions (1)                                              (22)          (89)           88
         Valuation of derivative instruments                           (63)          (17)         (105)
         Settlement of derivative instruments                            6            48            60
                                                                -----------   -----------   -----------
              Realized capital gains and losses, pre-tax              (197)          (79)           19
              Income tax benefit (expense)                              69            28            (7)
                                                                -----------   -----------   -----------
                 Realized capital gains and losses, after-tax  $      (128)  $       (51)  $        12
                                                                ===========   ===========   ===========

----------
     (1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company recognized losses of $92 million, $60 million and $67 million in 2007, 2006 and 2005, respectively, due to changes in intent to hold impaired securities.

     Gross gains of $131 million, $102 million and $197 million and gross losses of $186 million, $231 million and $131 million were realized on sales of fixed income securities during 2007, 2006 and 2005, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                                GROSS UNREALIZED
($ IN MILLIONS)                                                  FAIR       -----------------------     UNREALIZED NET
AT DECEMBER 31, 2007                                            VALUE          GAINS       LOSSES       GAINS (LOSSES)
                                                              -----------   -----------  -----------   ----------------
Fixed income securities                                      $    58,469   $     2,260  $    (1,811)  $           449
Equity securities                                                    102             5           (5)               --
Derivative instruments (1)                                           (32)           --          (32)              (32)
                                                                                                       ---------------
     Total                                                                                                        417

Amount recognized for: (2)
     Premium deficiency reserve                                                                                (1,059)
     Deferred policy acquisition and sales inducement costs                                                       513
                                                                                                       ---------------
        Total                                                                                                    (546)
   Deferred income taxes                                                                                           45
                                                                                                       ---------------
Unrealized net capital gains and losses                                                               $           (84)
                                                                                                       ===============

(1) Included in the fair value of derivatives are $(9) million classified as assets and $23 million classified as liabilities.
(2) See Note 2, for Deferred policy acquisition and sales inducement costs and Reserve for life-contingent contract benefits.

                                                                                GROSS UNREALIZED
($ IN MILLIONS)                                                 FAIR        -----------------------     UNREALIZED NET
AT DECEMBER 31, 2006                                            VALUE          GAINS       LOSSES       GAINS (LOSSES)
                                                              -----------   -----------  -----------   -----------------
Fixed income securities                                      $    61,457   $     2,095  $      (507)  $          1,588
Equity securities                                                     72            11           --                 11
Derivative instruments (1)                                           (16)            2          (18)               (16)
                                                                                                       ----------------
     Total                                                                                                       1,583

Amount recognized for: (2)
     Premium deficiency reserve                                                                                 (1,129)
     Deferred policy acquisition and sales inducement costs                                                         46
                                                                                                       ----------------
        Total                                                                                                   (1,083)
   Deferred income taxes                                                                                          (175)
                                                                                                       ----------------
Unrealized net capital gains and losses                                                               $            325
                                                                                                       ----------------

(1) Included in the fair value of derivatives are $(7) million classified as assets and $9 million classified as liabilities.
(2) See Note 2, for Deferred policy acquisition and sales inducement costs and Reserve for life-contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN MILLIONS)                                                 2007          2006          2005
                                                             -----------   -----------   -----------
Fixed income securities                                     $    (1,139)  $      (672)  $    (1,067)
Equity securities                                                   (11)            6            (4)
Derivative instruments                                              (16)          (10)           17
                                                             -----------   -----------   -----------
    Total                                                        (1,166)         (676)       (1,054)

Amounts recognized for:
    Premium deficiency reserve                                       70           214          (254)
    Deferred policy acquisition and sales inducement costs          467            58           653
                                                             -----------   -----------   -----------
       Total                                                        537           272           399
Deferred income taxes                                               220           141           230
                                                             -----------   -----------   -----------
Decrease in unrealized net capital gains and losses         $      (409)  $      (263)  $      (425)
                                                             ===========   ===========   ===========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities, or cost for equity securities; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ IN MILLIONS)                                       LESS THAN 12 MONTHS                  12 MONTHS OR MORE
                                               ----------------------------------  ----------------------------------      TOTAL
                                                 NUMBER        FAIR     UNREALIZED    NUMBER       FAIR     UNREALIZED   UNREALIZED
AT DECEMBER 31, 2007                           OF ISSUES      VALUE       LOSSES    OF ISSUES     VALUE       LOSSES       LOSSES
                                               ----------   ----------  ----------  ----------  ----------  ----------   ----------
Fixed income securities
   U.S. government and agencies                        --  $        -- $        --           1 $         3 $        --  $        --
   Municipal                                          132          826         (30)         24         134          (9)         (39)
   Corporate                                          812        9,437        (474)        322       3,744        (172)        (646)
   Foreign government                                  19          167          (3)          1           1          --           (3)
   Mortgage-backed securities                         122        1,145         (31)        433         686         (15)         (46)
   Commercial mortgage-backed securities              306        3,074        (345)        133       1,137         (41)        (386)
   Asset-backed securities                            438        4,307        (648)         60         510         (42)        (690)
   Redeemable preferred stock                           1           13          (1)         --          --          --           (1)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,830       18,969      (1,532)        974       6,215        (279)      (1,811)

Equity securities                                       9           64          (5)         --          --          --           (5)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income & equity securities       1,839  $    19,033 $    (1,537)        974 $     6,215 $      (279) $    (1,816)
                                               ===========  =========== =========== =========== =========== ===========  ===========

Investment grade fixed income securities            1,629  $    17,675 $    (1,396)        930 $     5,885 $      (247) $    (1,643)
Below investment grade fixed income securities        201        1,294        (136)         44         330         (32)        (168)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,830  $    18,969 $    (1,532)        974 $     6,215 $      (279) $    (1,811)
                                               ===========  =========== =========== =========== =========== ===========  ===========

AT DECEMBER 31, 2006
Fixed income securities
   U.S. government and agencies                        11  $       177 $        (1)         12 $        87 $        (2) $        (3)
   Municipal                                          184        1,018         (20)        143         558         (23)         (43)
   Corporate                                          477        6,114         (80)        607       7,665        (245)        (325)
   Foreign government                                   7           40          (1)          8         113          (2)          (3)
   Mortgage-backed securities                         232          753          (6)        722       1,933         (50)         (56)
   Commercial mortgage-backed securities              131        1,624         (10)        224       2,272         (51)         (61)
   Asset-backed securities                            100          881          (5)         59         523         (11)         (16)
   Redeemable preferred stock                           1            7          --          --          --          --           --
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,143       10,614        (123)      1,775      13,151        (384)        (507)

Equity securities                                      --           --          --          --          --          --           --
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income & equity securities       1,143  $    10,614 $      (123)      1,775 $    13,151 $      (384) $      (507)
                                               ===========  =========== =========== =========== =========== ===========  ===========

Investment grade fixed income securities            1,081  $    10,169 $      (113)      1,723 $    12,804 $      (368) $      (481)
Below investment grade fixed income securities         62          445         (10)         52         347         (16)         (26)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,143  $    10,614 $      (123)      1,775 $    13,151 $      (384) $      (507)
                                               ===========  =========== =========== =========== =========== ===========  ===========

     As of December 31, 2007, $1.24 billion of unrealized losses are related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $1.24 billion, $1.13 billion are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2007, the remaining $576 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $576 million, $62 million are related to below investment grade fixed income securities. Of these amounts, none of the equity securities or below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2007. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     The securities comprising the $576 million of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on municipal bonds and asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2007, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIP IMPAIRMENT

     As of December 31, 2007 and 2006, equity-method limited partnership investments totaled $485 million and $99 million, respectively. The Company recognizes a loss in value for equity-method investments when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other-than-temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. In 2007, the Company had write-downs of $9 million related to equity-method limited partnership interests. No write-downs were recognized in 2006.

     As of December 31, 2007 and 2006, the carrying value for cost method limited partnership investments was $509 million and $362 million, respectively, which primarily included limited partnership interests in fund investments. The fair value for cost method investments is not readily determinable because the investments are private in nature and do not trade frequently. Therefore, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other recent adverse events since the last financial statement received that might affect the fair value of the investee's capital. Additionally, the Company uses a screening process to identify those investments whose net asset value is below established thresholds for certain periods of time, and investments that are performing below expectations for consideration for inclusion on its watch-list. In 2007, 2006 and 2005, the Company had write-downs of $0.3 million, $0.1 and $0.1 million related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2007 and 2006 was $2 million and $5 million, respectively. No valuation allowances were held at December 31, 2007 or 2006 because the fair value of the collateral was greater than the recorded investment in the loans, and no valuation allowances were charged to operations during the years 2007, 2006 or 2005.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise cash basis is used. The Company recognized interest income on impaired loans of $0.2 million, $0.4 million and $0.2 million during 2007, 2006 and 2005, respectively. The average balance of impaired loans was $3 million, $5 million and $6 million during 2007, 2006 and 2005, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31, 2007 or 2006.

        (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)         2007         2006
                                                            ----------   ----------
        California                                               19.7%        20.4%
        New York                                                  9.5         10.6
        Texas                                                     9.0          5.4
        Delaware                                                  8.1          2.2
        New Jersey                                                7.1          7.8
        Oregon                                                    5.2          4.6
        Pennsylvania                                              4.1          5.2

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31, 2007 or 2006.

        (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2007         2006
                                                               ----------   ----------
        California                                                  22.7%        19.3%
        Illinois                                                     8.7          9.7
        Texas                                                        7.3          7.6
        New York                                                     5.7          5.1
        Pennsylvania                                                 5.5          5.7
        New Jersey                                                   5.5          4.4

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

        (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2007         2006
                                                               ----------   ----------
        Office buildings                                            35.3%        34.7%
        Retail                                                      23.1         25.7
        Warehouse                                                   21.3         21.6
        Apartment complex                                           15.8         15.5
        Other                                                        4.5          2.5
                                                               ----------   ----------
             Total                                                 100.0%       100.0%
                                                               ==========   ==========

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2007 for loans that were not in foreclosure are as follows:

                                         NUMBER OF      CARRYING
($ IN MILLIONS)                            LOANS         VALUE        PERCENT
                                        -----------    ----------   ----------
2008                                            52           423          4.3
2009                                           101         1,046         10.6
2010                                            94         1,134         11.5
2011                                           101         1,282         12.9
2012                                            91         1,082         10.9
Thereafter                                     488         4,934         49.8
                                         -----------   -----------  -----------
  Total                                        927   $     9,901        100.0%
                                         ===========   ===========  ===========

     In 2007, $301 million of commercial mortgage loans were contractually due. Of these, 85% were paid as due, 14% were refinanced at prevailing market terms and 1% were extended for less than one year. None were foreclosed or are in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     At December 31, 2007, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED AND SECURITY REPURCHASE AND RESALE

     The Company's business activities include securities lending programs with third parties, mostly large brokerage firms. At December 31, 2007 and 2006, fixed income and equity securities with a carrying value of $1.70 billion and $1.74 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $11 million, $5 million and $5 million, for the years ended December 31, 2007, 2006 and 2005, respectively.

     As part of its business activities, the Company sells securities under agreements to repurchase and purchases securities under agreements to resell. At December 31, 2007, the Company had no securities that were subject to repurchase or resale agreements. At December 31, 2006, the Company had $143 million of securities that were subject to repurchase agreements and had no securities that were subject to resale agreements. As part of these programs, the

Company receives cash or securities that it invests or holds in short-term or fixed income securities. For repurchase agreements, an offsetting liability is recorded in other liabilities and accrued expenses to account for the Company's obligation to return these funds. Interest income recorded as a result of the repurchase program was $(11) million, $1 million and $9 million in 2007, 2006 and 2005, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $2.66 billion and $2.36 billion at December 31, 2007 and 2006, respectively.

     At December 31, 2007, fixed income securities with a carrying value of $60 million were on deposit with regulatory authorities as required by law.

     At December 31, 2007, the carrying value of fixed income securities that were non-income producing was $9 million. No other investments were non-income producing at December 31, 2007.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and certain reinsurance recoverables) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not included in accordance with SFAS No. 107, "Disclosures about Fair Value of Financial Instruments". Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature, and as such their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

        ($ IN MILLIONS)                    DECEMBER 31, 2007          DECEMBER 31, 2006
                                       ------------------------    -------------------------
                                         CARRYING       FAIR          CARRYING      FAIR
                                          VALUE         VALUE          VALUE        VALUE
                                       -----------   -----------   -----------   -----------
        Fixed income securities       $    58,469   $    58,469   $    61,457   $    61,457
        Mortgage loans                      9,901         9,804         8,690         8,761
        Equity securities                     102           102            72            72
        Limited partnership interests         994           994           461           461
        Short-term investments                386           386           805           805
        Reinsurance recoverables on
          investment contracts              1,429         1,406         1,659         1,620
        Policy loans                          770           770           752           752
        Other investments                   1,792         1,792         1,923         1,923
        Separate accounts                  14,929        14,929        16,174        16,174

     The fair values of fixed income securities and equity securities are based upon observable market quotations, observable market data or are derived from such quotations and observable market data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The fair value of reinsurance recoverables on investment contracts is based on the fair value of the underlying fixed and immediate annuity contract account liabilities, adjusted for credit risk. The carrying value of policy loans and other investments is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on observable market prices.

FINANCIAL LIABILITIES

        ($ IN MILLIONS)                       DECEMBER 31, 2007        DECEMBER 31, 2006
                                            ----------------------  ----------------------
                                             CARRYING      FAIR       CARRYING     FAIR
                                               VALUE       VALUE        VALUE      VALUE
                                            -----------  ----------  ----------  ----------
        Contractholder funds on investment
          contracts                        $    51,533 $    50,184 $    52,143 $    50,499
        Note payable to parent                      --          --         500         500
        Long-term debt                             200         200         206         206
        Liability for collateral and
          repurchase agreements                  1,817       1,817       2,294       2,294
        Separate accounts                       14,929      14,929      16,174      16,174

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies and funding agreements are valued at the present value of future benefits using current interest rates. The fair value of variable rate funding agreements approximates carrying value. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the consolidated financial statements.

     The carrying value of the note payable to parent is deemed to approximate fair value due to the short-term nature of the note. The carrying value of long-term debt is deemed to approximate fair value. The liability for collateral and repurchase agreements is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of derivatives used for asset replication and embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see
Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133 to permit the application of SFAS No. 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of its assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset purchases and liability issuances and financial futures and options for hedging the Company's equity exposure contained in equity indexed and variable annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income investments, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more indices.

In the tables that follow:

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The fair value of exchange traded derivative contracts is based on observable market quotations in active markets, whereas the fair value of non-exchange traded derivative contracts is determined using widely accepted valuation models and other appropriate valuation methods. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2007, the Company pledged $19 million of securities in the form of margin deposits.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for freestanding derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     The net impact to pre-tax income includes valuation and settlements of derivatives which are reported in net income as described in Note 2. For those derivatives which qualify for fair value hedge accounting, it also includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are included. For embedded derivatives in convertibles and equity-indexed notes subject to bifurcation, accretion income related to the host instrument has also been included.

     The following table categorizes the accounting hedge (fair value and cash flow) and non-hedge strategies employed by the Company. The notional amount, the fair value of the hedge and the impact on pre-tax income have been provided to illustrate the relative volume, the Company's exposure and the level of mark-to-market activity, respectively, for the derivative programs as of December 31.


($ IN MILLIONS)                   2007                                      2006
                  ----------------------------------------  ---------------------------------------
                                      FAIR VALUE                                FAIR VALUE             IMPACT TO PRE-TAX INCOME
                            ------------------------------            -----------------------------  -------------------------------
                              FAIR       CASH                           FAIR      CASH
                  NOTIONAL   VALUE       FLOW        NON-   NOTIONAL   VALUE      FLOW       NON-
                   AMOUNT    HEDGE      HEDGE       HEDGE    AMOUNT    HEDGE      HEDGE      HEDGE     2007       2006        2005
                  --------  --------   --------   --------  --------  --------  --------   --------  --------   --------   ---------
RISK REDUCTION
Interest Rate
  Exposure       $  27,821 $    (288) $      --  $     (10) $ 25,819 $      24 $      --  $      43 $     (41)  $    (45) $    (161)
Macro hedging          541        --         --          2     3,425        --        --          1       (29)        16         (9)
Hedging of
  equity
  exposure in
  annuity
  contracts          6,226        --         --        106     4,722        --        --        125        15        103         20
Hedging
  interest rate
  and foreign
  currency risk
  inherent in
  funding
  agreements         1,955       402         --         --     1,948       366        --         --       (17)        13         77
  Other                500         2        (32)        (6)      470         3       (17)        (4)       (8)       (75)       (10)

ASSET REPLICATION      631        --         --        (23)      395        --        --          2       (19)         4          2

EMBEDDED
DERIVATIVES
Conversion
  options in
  fixed income
  securities           559        --         --        191       488        --        --        187        55         51         27
Equity indexed
  notes                800        --         --        422       625        --        --        305        60         49         19
  Annuity
  contracts          6,846        --         --       (119)    6,122        --        --       (171)      (26)       (91)        (9)
                  --------  --------   --------   --------   -------  --------  --------   --------  --------   --------   --------
TOTAL            $  45,879 $     116  $     (32) $     563  $ 44,014 $     393 $     (17) $     488 $     (10)  $     25  $     (44)
                  ========  ========   ========   ========   =======  ========  ========   ========  ========   ========   ========

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

($ IN MILLIONS)                                                     CARRYING VALUE
                                              -----------------------------------------------------------
                                                         ASSETS                      (LIABILITIES)
                                              ----------------------------    ---------------------------
                                                  2007           2006             2007            2006
                                              -------------  -------------    ------------    -----------
Fixed income securities                      $         612  $         492    $         --    $       --
Other investments                                      444            666              --            --
Other assets                                             2              3              --            --
Contractholder funds                                    --             --            (119)          (171)
Other liabilities and accrued expenses                  --             --            (292)          (126)
                                              -------------  -------------    ------------    -----------
     Total                                   $       1,058  $       1,161    $       (411)   $      (297)
                                              =============  =============    ============    ===========

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $(32) million and $(16) million at December 31, 2007 and 2006, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $(16) million, $(10) million and $17 million in 2007, 2006 and 2005, respectively. Amortization to net income of accumulated other comprehensive income related to cash flow hedges is expected to be $(2) million in 2008.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2007.

($ IN MILLIONS)                                                                            CARRYING VALUE
                                                                                     --------------------------
                                                           NOTIONAL       FAIR
                                                            AMOUNT        VALUE         ASSETS    (LIABILITIES)
                                                          -----------  -----------   -----------  -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                            $    14,886  $      (297)  $      (117)  $      (180)
Financial futures contracts                                      710            2             2            --
Interest rate cap and floor agreements                        13,760            5             5            --
                                                          -----------  -----------   -----------   -----------
Total interest rate contracts                                 29,356         (290)         (110)         (180)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       6,057          106           176           (70)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,493          361           388           (27)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                  631          (23)          (10)          (13)

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                1,592           --            --            --
Guaranteed withdrawal benefit                                  1,216           --            --            --
Conversion options in fixed income securities                    559          190           190            --
Equity-indexed call options in fixed income securities           800          422           422            --
Equity-indexed and forward starting options in life and
   annuity product contracts                                   3,934         (123)           --          (123)
Other embedded derivative financial instruments                  154            2            --             2
                                                          -----------  -----------   -----------   -----------
Total embedded derivative financial instruments                8,255          491           612          (121)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                            87            2             2            --
                                                          -----------  -----------   -----------   -----------

TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                   $    45,879  $       647   $     1,058   $      (411)
                                                          ===========  ===========   ===========   ===========

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2006:

($ IN MILLIONS)                                                                            CARRYING VALUE
                                                                                     -------------------------
                                                           NOTIONAL      FAIR
                                                            AMOUNT       VALUE         ASSETS     (LIABILITIES)
                                                          -----------  -----------   -----------  ------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                            $    14,529  $        24   $        30   $        (6)
Financial futures contracts                                    3,626            1             1            --
Interest rate cap and floor agreements                        12,065           27            26             1
                                                          -----------  -----------   -----------   -----------
Total interest rate contracts                                 30,220           52            57            (5)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       4,521          125           233          (108)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,551          362           375           (13)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                  395            2             1             1

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                1,608            7            --             7
Guaranteed withdrawal benefit                                  1,067            1            --             1
Conversion options in fixed income securities                    488          187           187            --
Equity-indexed call options in fixed income securities           625          305           305            --
Equity-indexed and forward starting options in life and
  annuity product contracts                                    3,343         (189)           --          (189)
Other embedded derivative financial instruments                  104           10            --            10
                                                          -----------  -----------   -----------   -----------
Total embedded derivative financial instruments                7,235          321           492          (171)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                            92            2             3            (1)
                                                          -----------  -----------   -----------   -----------

TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                   $    44,014  $       864   $     1,161   $      (297)
                                                          ===========  ===========   ===========   ===========

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2007, counterparties pledged cash of $72 million and securities of $226 million to the Company and the Company pledged $1 million of cash and $107 million in securities to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements.

($ IN MILLIONS)                         2007                                                   2006
                ----------------------------------------------------  -------------------------------------------------------
                NUMBER OF                               EXPOSURE,      NUMBER OF                                 EXPOSURE,
                 COUNTER-    NOTIONAL     CREDIT          NET OF        COUNTER-     NOTIONAL      CREDIT         NET OF
 RATING (1)      PARTIES      AMOUNT    EXPOSURE (2)  COLLATERAL (2)    PARTIES       AMOUNT    EXPOSURE (2)   COLLATERAL (2)
------------    ----------  ----------  ------------- --------------  ------------   ---------  ------------  ---------------
    AAA                 1  $      228  $         --  $           --             1   $     457  $         10  $           10
    AA+                 1       2,016             3               3            --          --            --              --
    AA                  7      11,652            65               8             5       8,124           137              32
    AA-                 4       5,532            11               1             6       7,484           201              21
    A+                  3      11,398           187              --             3      12,494            86              20
                ----------  ----------  ------------- --------------  ------------   ---------  ------------  --------------
   Total               16  $   30,826  $        266  $           12            15   $  28,559  $        434  $           83
                ==========  ==========  ============= ==============  ============   =========  ============  ==============

----------
(1)  Rating is the lower of S&P's or Moody's ratings.
(2) Only over-the-counter derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND UNCONSOLIDATED INVESTMENT VIES

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

     ($ IN MILLIONS)                                    2007                         2006
                                            ---------------------------   ---------------------------
                                            CONTRACTUAL       FAIR        CONTRACTUAL        FAIR
                                               AMOUNT         VALUE          AMOUNT          VALUE
                                            ------------   ------------   ------------   ------------
     Commitments to invest in limited
       partnership interests               $      1,210   $         --   $        707   $         --
     Private placement commitments                   30             --            112             --
     Commitments to extend mortgage loans           326              3            527              5
     Liens on investment                             16             --             13             --

     In the above table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     In 2006, the Company participated in the establishment of an investment management VIE that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets consisting primarily of investment securities and cash totaling $401 million and liabilities, primarily long-term debt, of $378 million at December 31, 2007. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to its investment in the VIE is the current carrying value of its investment, which was $13 million at December 31, 2007.

8.   RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

          ($ IN MILLIONS)                                                 2007        2006
                                                                       ----------  ----------
          Immediate fixed annuities:
             Structured settlement annuities                          $    7,094  $    6,950
             Other immediate fixed annuities                               2,253       2,317
          Traditional life insurance                                       2,397       2,234
          Other                                                              854         703
                                                                       ----------  ----------
              Total reserve for life-contingent contract benefits     $   12,598  $   12,204
                                                                       ==========  ==========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                        INTEREST                   ESTIMATION
         PRODUCT                         MORTALITY                        RATE                       METHOD
Structured settlement           U.S. population with projected   Interest rate assumptions  Present value of
 annuities                      calendar year improvements;      range from 4.1% to 11.7%   contractually specified
                                mortality rates adjusted for                                future benefits
                                each impaired life based on
                                reduction in life expectancy
                                and nature of impairment

Other immediate fixed           1983 group annuity mortality     Interest rate assumptions  Present value of expected
 annuities                      table                            range from 1.9% to 11.5%   future benefits based on
                                                                                            historical experience
                                1983 individual annuity
                                mortality table

                                1983-a annuity mortality table

                                Annuity 2000 mortality table

Traditional life insurance      Actual company experience plus   Interest rate assumptions  Net level premium reserve
                                loading                          range from 4.0% to 11.3%   method using the
                                                                                            Company's withdrawal
                                                                                            experience rates

Other:

  Variable annuity guaranteed   90% of 1994 group annuity        Interest rate assumptions  Projected benefit ratio
    minimum death benefits (1)  mortality table with internal    range from 6.5% to 7.0%    applied to cumulative
                                modifications                                               assessments

  Accident & health             Actual company experience plus                              Unearned premium;
                                loading                                                     additional contract
                                                                                            reserves for traditional
                                                                                            life insurance

(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $1.06 billion and $1.13 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2007 and 2006, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consist of the following:

          ($ IN MILLIONS)                                       2007            2006
                                                            -------------   -------------
          Interest-sensitive life insurance                $       8,896   $       8,397
          Investment contracts:
            Fixed annuities                                       38,100          39,277
            Funding agreements backing medium-term notes          13,375          12,787
            Other investment contracts                                93             104
                                                            -------------   -------------
              Total contractholder funds                   $      60,464   $      60,565
                                                            =============   =============

     The following table highlights the key contract provisions relating to contractholder funds:

       PRODUCT                           INTEREST RATE             WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life          Interest rates credited range    Either a percentage of account
 insurance                       from 2.0% to 6.0%                balance or dollar amount
                                                                  grading off generally over 20
                                                                  years

Fixed annuities                  Interest rates credited range    Either a declining or a level
                                 from 1.3% to 11.5% for           percentage charge generally
                                 immediate annuities and 0% to    over nine years or less.
                                 16.0% for other fixed            Additionally, approximately
                                 annuities (which include         27.1% of fixed annuities are
                                 equity-indexed annuities whose   subject to market value
                                 returns are indexed to the S&P   adjustment for discretionary
                                 500)                             withdrawals.

Funding agreements backing       Interest rates credited range    Not applicable
 medium-term notes               from 2.2% to 7.6% (excluding
                                 currency-swapped medium-term
                                 notes)

Other investment contracts:

   Variable guaranteed minimum   Interest rates used in           Withdrawal and surrender
     income benefit (1) and      establishing reserves range      charges are based on the terms
     secondary guarantees on     from 1.8% to 10.3%               of the related
     interest-sensitive life                                      interest-sensitive life or
     and fixed annuities                                          fixed annuity contract.

   Guaranteed investment         Interest rates credited range    Generally not subject to
     contracts                   from 3.7% to 7.7%                discretionary withdrawal


(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

          ($ IN MILLIONS)                                                 2007        2006
                                                                       ----------  ----------
          Balance, beginning of year                                  $   60,565  $   58,190
            Deposits                                                       7,960       9,541
            Interest credited                                              2,635       2,600
            Benefits                                                      (1,656)     (1,500)
            Surrenders and partial withdrawals                            (4,928)     (4,627)
            Maturities of institutional products                          (3,165)     (2,726)
            Contract charges                                                (751)       (697)
            Net transfers to separate accounts                                13        (145)
            Fair value hedge adjustments for institutional products           34          38
            Other adjustments                                               (243)       (109)
                                                                       ----------  ----------
          Balance, end of year                                        $   60,464  $   60,565
                                                                       ==========  ==========

     The Company offers various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance, including the Prudential Reinsurance Agreements as disclosed in Note 3.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $13.32 billion and $14.64 billion of equity, fixed income and balanced mutual funds and $661 million and $674 million of money market mutual funds at December 31, 2007 and 2006, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

     ($ IN MILLIONS)                                                                       DECEMBER 31,
                                                                                 --------------------------------
                                                                                       2007             2006
                                                                                 ----------------  ---------------
     IN THE EVENT OF DEATH
        Separate account value                                                  $         13,939  $        15,269
        Net amount at risk (1)                                                  $            956  $         1,068
        Average attained age of contractholders                                         66 years         65 years

     AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
        Separate account value                                                  $          3,394  $         3,830
        Net amount at risk (2)                                                  $            144  $            64
        Weighted average waiting period until annuitization options available            3 years          4 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
        Separate account value                                                  $          1,218  $         1,041
        Net amount at risk (3)                                                  $              4  $            --

     ACCUMULATION AT SPECIFIED DATES
        Separate account value                                                  $          1,587  $         1,595
        Net amount at risk (4)                                                  $             --  $            --
        Weighted average waiting period until guarantee date                            10 years         11 years

----------
     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
     (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
     (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to life and annuity contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

                                        LIABILITY FOR
                                         GUARANTEES           LIABILITY FOR         LIABILITY FOR
                                      RELATED TO DEATH         GUARANTEES            GUARANTEES
                                        BENEFITS AND           RELATED TO            RELATED TO
                                     INTEREST-SENSITIVE          INCOME             ACCUMULATION
($ IN MILLIONS)                         LIFE PRODUCTS           BENEFITS              BENEFITS               TOTAL
                                     ------------------    ------------------    ------------------    ------------------
Balance at December 31, 2005 (1)    $               97    $               51    $               (2)   $              146
  Less reinsurance recoverables                     10                    --                    --                    10
                                     ------------------    ------------------    ------------------    ------------------
Net balance at December 31, 2005                    87                    51                    (2)                  136
Variable annuity business
  disposition related
  reinsurance recoverables                         (75)                  (23)                   12                   (86)
Incurred guaranteed benefits                        23                    (2)                  (10)                   11
Paid guarantee benefits                            (17)                   (2)                   --                   (19)
                                     ------------------    ------------------    ------------------    ------------------
  Net change                                       (69)                  (27)                    2                   (94)
Net balance at December 31, 2006                    18                    24                    --                    42
  Plus reinsurance recoverables                     96                    23                    (8)                  111
                                     ------------------    ------------------    ------------------    ------------------
Balance at December 31, 2006 (2)    $              114    $               47    $               (8)   $              153
                                     ==================    ==================    ==================    ==================
  Less reinsurance recoverables                     96                    23                    (8)                  111
                                     ------------------    ------------------    ------------------    ------------------
Net balance at December 31, 2006                    18                    24                    --                    42
Incurred guaranteed benefits                         7                    (5)                   --                     2
Paid guarantee benefits                             (1)                   --                    --                    (1)
                                     ------------------    ------------------    ------------------    ------------------
  Net change                                         6                    (5)                   --                     1
Net balance at December 31, 2007                    24                    19                    --                    43
  Plus reinsurance recoverables                    121                    26                    --                   147
                                     ------------------    ------------------    ------------------    ------------------
Balance at December 31, 2007 (3)    $              145    $               45    $               --    $              190
                                     ==================    ==================    ==================    ==================

----------
     (1) Included in the total liability balance at December 31, 2005 are reserves for variable annuity death benefits of $77 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(2) million and other guarantees of $51 million.
     (2) Included in the total liability balance at December 31, 2006 are reserves for variable annuity death benefits of $89 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(8) million and other guarantees of $51 million.
     (3) Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $111 million, variable annuity income benefits of $23 million, variable annuity accumulation benefits of $0.4 million and other guarantees of $56 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in July 2007, for new life insurance contracts, the Company reinsured the mortality risk associated with coverage in excess of $3 million per life for contracts issued to individuals age 70 and over, and reinsured the mortality risk associated with coverage in excess of $5 million per life for most other contracts. Also beginning in July 2007, for certain large contracts that meet specific criteria, the Company's retention limit was increased to $10 million per life. In the period prior to July 2007, but subsequent to August 1998, the Company reinsured the mortality risk associated with coverage in excess of $2 million per life, except in 2006 in certain instances when specific criteria were met, it reinsured the mortality risk associated with coverage in excess of $5 million per life. For business sold prior to October 1998, the Company reinsured mortality risk in excess of specific amounts up to $1 million per life for individual life.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. As of December 31, 2007 and 2006, the Company had reinsurance recoverables of $166 million and $153 million, respectively due from subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business. In 2006, the Company ceded virtually all of its variable annuity exposure to Prudential (Note 3). Reinsurance recoverables associated with this disposition as of December 31, 2007 and 2006 amounted to $1,261 million and $1,490 million, respectively.

     As of December 31, 2007, the gross life insurance in force was $502 billion of which $245 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on life and annuity premiums and contract charges for the years ended December 31 are as follows:

($ IN MILLIONS)                                           2007        2006        2005
                                                        --------    --------    --------
PREMIUMS AND CONTRACT CHARGES
Direct                                                 $  2,342    $  2,326    $  2,115
Assumed
  Affiliate                                                  16          16          17
  Non-affiliate                                              26          30          27
Ceded--non-affiliate                                       (940)       (787)       (606)
                                                        --------    --------    --------
    Premiums and contract charges, net of reinsurance  $  1,444    $  1,585    $  1,553
                                                        ========    ========    ========

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN MILLIONS)                                           2007        2006        2005
                                                        --------    --------    --------
CONTRACT BENEFITS
Direct                                                 $  1,973    $  1,886    $  1,824
Assumed
   Affiliate                                                 10          11          10
   Non-affiliate                                             27          23          21
Ceded--non-affiliate                                       (646)       (548)       (515)
                                                        --------    --------    --------
     Contract benefits, net of reinsurance             $  1,364    $  1,372    $  1,340
                                                        ========    ========    ========

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN MILLIONS)                                           2007        2006        2005
                                                        --------    --------    --------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                 $  2,644    $  2,534    $  2,277
Assumed
  Affiliate                                                  13          24          32
  Non-affiliate                                              18          26          35
Ceded--non-affiliate                                        (47)        (41)         (4)
                                                        --------    --------    --------
    Interest credited to contractholder funds, net
      of reinsurance                                   $  2,628    $  2,534    $  2,340
                                                        ========    ========    ========

Reinsurance recoverables at December 31 are summarized in the following table.

($ IN MILLIONS)                                 REINSURANCE RECOVERABLE ON PAID
                                                      AND UNPAID CLAIMS
                                               ---------------------------------
                                                    2007              2006
                                               --------------     --------------
Annuities                                     $        1,423     $        1,654
Life insurance                                         1,365              1,217
Long-term care                                           526                427
Other                                                     96                 94
                                               --------------     --------------
Total                                         $        3,410              3,392
                                               ==============     ==============

     At both December 31, 2007 and 2006, approximately 88% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

($ IN MILLIONS)                           2007       2006       2005
                                        --------   --------   --------
BALANCE, BEGINNING OF YEAR             $  3,485   $  3,948   $  3,176
Impact of adoption of SOP 05-1 (1)          (11)        --         --
Disposition of operation (2)                 --       (726)        --
Acquisition costs deferred                  547        742        766
Amortization charged to income             (518)      (538)      (568)
Effect of unrealized gains and losses       402         59        574
                                        --------   --------   --------
BALANCE, END OF YEAR                   $  3,905   $  3,485   $  3,948
                                        ========   ========   ========

----------
(1) The adoption of SOP 05-1 resulted in a $11 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral. (see Note 2)

(2) In 2006, DAC was reduced related to the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

     Net amortization charged to income, due to the realization of capital losses and (gains), includes $17 million, $50 million and $(126) million in 2007, 2006 and 2005, respectively.

     As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of substantially all of the variable annuity business. During 2005, DAC and DSI amortization on this business was estimated using stochastic modeling and was significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005. Whenever actual separate accounts fund performance based on the two most recent years varied from the expectation, the Company projected performance levels over the next five years such that the mean return over a seven-year period equaled the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company did not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluated the results of utilization of this process to confirm that it was reasonably possible that variable annuity and life fund performance would revert to the expected long-term mean within this time horizon.

     DSI activity for the twelve months ended December 31 was as follows:

     ($ IN MILLIONS)                           2007       2006       2005
                                             --------   --------   --------
     BALANCE, BEGINNING OF YEAR             $    225   $    237   $    134
     Impact of adoption of SOP 05-1 (1)           (2)        --         --
     Disposition of operation (2)                 --        (70)        --
     Sales inducements deferred                   64        105         99
     Amortization charged to income              (57)       (48)       (74)
     Effects of unrealized gains and losses       65          1         78
                                             --------   --------   --------
     BALANCE, END OF YEAR                   $    295   $    225   $    237
                                             ========   ========   ========

----------
     (1) The adoption of SOP 05-1 resulted in a $2 million adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.
     (2) In 2006, DSI was reduced related to the disposition through reinsurance agreements of substantially all of Allstate Financial's variable annuity business (see Note 3).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company was not involved in material operating lease obligations in 2007, 2006 and 2005, respectively.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state.

     The New York Liquidation Bureau ("the Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life"), currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan, may only be able to meet future obligations of its annuity contacts for the next fifteen years due to an estimated $600 million shortfall in assets to fund those obligations. If Executive Life were to be declared insolvent in the future, the Company would likely have exposure to guaranty fund assessments or other costs.

     Based on currently available information, the outcome of this situation is uncertain at this time. The Bureau may eventually take actions to address this situation that may lead to guaranty fund assessments or other costs to the Company. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's market share in New York was approximately 5.5% in 2006 based on industry annuity premium.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $197 million at December 31, 2007. The obligations associated with these fixed income securities expire at various dates during the next seven years.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2007.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers or other entities.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     - These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     - The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization ("the EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC's interlocutory appeal of the trial court's summary judgment order is now pending in the United States Court of Appeals for the Eighth Circuit.

     - AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals have opted out. AIC has moved for judgment on the pleadings and summary judgment.

     - A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Company's 2005 and 2006 federal income tax returns. The IRS has completed its examination of the Company's federal income tax returns through 2004 and the statute of limitations has expired on years prior to 2003. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company adopted the provisions of FIN 48 on January 1, 2007. The Company had no liability for unrecognized tax benefits at January 1, 2007 or December 31, 2007, and believes it is reasonably possible that the liability balance will not significantly increase or decrease within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

          ($ IN MILLIONS)                        2007          2006
                                              ----------    ----------
          DEFERRED ASSETS
          Life and annuity reserves          $      588    $      682
          Unrealized net capital losses              45            --
          Other assets                               62            48
                                              ----------    ----------
            Total deferred assets                   695           730
          DEFERRED LIABILITIES
          Deferred policy acquisition costs        (787)         (784)
          Unrealized net capital gains               --          (175)
          Other liabilities                          (9)          (29)
                                              ----------    ----------
            Total deferred liabilities             (796)         (988)
                                              ----------    ----------
               Net deferred liability        $     (101)   $     (258)
                                              ==========    ==========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

          ($ IN MILLIONS)                               2007     2006     2005
                                                      -------- -------- --------
          Current                                    $    111 $    136 $    225
          Deferred                                         69       60      (51)
                                                      -------- -------- --------
          Total income tax expense                   $    180 $    196 $    174
                                                      ======== ======== ========

     The Company paid income taxes of $68 million, $317 million and $156 million in 2007, 2006 and 2005, respectively. The Company had a current income tax receivable of $6 million and $49 million at December 31, 2007 and 2006, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                        2007     2006     2005
                                                      -------- -------- --------
          Statutory federal income tax rate              35.0%    35.0%    35.0%
          Adjustment for prior year tax liabilities      (0.9)    (1.6)    (3.9)
          Dividends received deduction                   (2.7)    (2.7)    (2.5)
          Tax credits                                    (2.3)    (0.5)    (0.3)
          Other                                           1.3      1.1      1.1
                                                      -------- -------- --------
            Effective income tax rate                    30.4%    31.3%    29.4%
                                                      ======== ======== ========

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

     Total debt outstanding at December 31 consisted of the following:

  ($ IN MILLIONS)                                            2007            2006
                                                         ------------    ------------
  6.18% Surplus Notes (1), due 2036                     $        100    $        100
  5.06% Surplus Notes (1), due 2035                              100             100
  Mandatorily redeemable preferred stock - Series A               --               6
                                                         ------------    ------------
     Total long-term debt                                        200             206
  Note payable to parent                                          --             500
                                                         ------------    ------------
      Total debt                                        $        200    $        706
                                                         ============    ============

----------
 (1) No payment of principle or interest is permitted on the surplus notes without the written approval of the Director of Insurance of the State of South Carolina (the "Director"), the domiciliary state insurance regulatory authority for the issuer of the notes, Allstate Re (see Note 5). The Director could prohibit the payment of interest and principle on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2007 and 2006.

     All of the Company's outstanding debt as of December 31, 2007 and 2006 relates to intercompany obligations. These obligations are discussed in Note 5 to the consolidated financial statements. The Company paid $21 million, $13 million and $6 million of interest on debt in 2007, 2006 and 2005, respectively.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income of ALIC and its insurance subsidiaries for 2007, 2006 and 2005 was $172 million, $252 million and $266 million, respectively. Statutory capital and surplus was $2.62 billion and $3.36 billion as of December 31, 2007 and 2006, respectively.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid dividends of $725 million and $675 million in 2007 and 2006, respectively. These amounts were in excess of the $336 million and $366 million that were allowed under Illinois insurance law based on the 2006 and 2005 formula amounts, respectively. The Company received approval from the IL DOI for the portion of the 2007 and 2006 dividends in excess of this amount. Based on 2007 ALIC statutory capital and surplus, ALIC will not be able to pay dividends in 2008 without prior IL DOI approval.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2007, 2006 and 2005 was $24 million, $37 million and $27 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these pension and postretirement benefit plans. The allocated cost to the Company included in net income was $6 million, $7 million and $7 million for postretirement benefits other than pension plans in 2007, 2006 and 2005, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $12 million, $13 million and $7 million in 2007, 2006 and 2005, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN MILLIONS)
                                                   2007                            2006                            2005
                                      ------------------------------   -----------------------------   -----------------------------
                                         PRE-                AFTER-      PRE-                AFTER-     PRE-                 AFTER-
                                         TAX       TAX        TAX        TAX        TAX       TAX       TAX        TAX        TAX
                                       -------   -------    -------    -------    -------   -------    -------    -------   -------
Unrealized holding (losses) gains
    arising during the period, net of
    related offsets                   $  (492)  $   172    $  (320)   $  (493)   $   172   $  (321)   $  (724)   $   254   $  (470)
Less: reclassification adjustment of
    realized capital gains and losses     137       (48)        89        (89)        31       (58)       (69)        24       (45)
                                       -------   -------    -------    -------    -------   -------    -------    -------   -------
UNREALIZED NET CAPITAL (LOSSES) GAINS    (629)      220       (409)      (404)       141      (263)      (655)       230      (425)
                                       -------   -------    -------    -------    -------   -------    -------    -------   -------
Other comprehensive (loss) income     $  (629)  $   220    $  (409)   $  (404)   $   141   $  (263)   $  (655)   $   230   $  (425)
                                       =======   =======    =======    =======    =======   =======    =======    =======   =======

17.  QUARTERLY RESULTS (UNAUDITED)

                              FIRST QUARTER          SECOND QUARTER           THIRD QUARTER          FOURTH QUARTER
                          ----------------------  ----------------------  ----------------------  ----------------------
($ IN MILLIONS)              2007        2006        2007        2006        2007        2006        2007         2006
                          ---------   ----------  ----------  ----------  ----------  ----------  ----------   ---------
Revenues                 $   1,435   $    1,349  $    1,509  $    1,360  $    1,274  $    1,352  $    1,234   $   1,502
Net income                     149           96         187          56          56         122          20         154

                                    PART C
                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial Statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts ("Separate Account"), are filed in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to the initial filing of Depositor's Form N-4 registration statement (File
        No. 333-72017) dated February 9, 1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114560) dated April 16, 2004.)

(2)     Not Applicable

(3)(a) Underwriting Agreement with ALFS, Inc. (Formerly known as Allstate Life Financial Services, Inc.)(Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (File No. 333-72017) dated April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No.1 to Depositor's Form N-4 registration statement (File No. 333-31288) dated April 27, 2000.)

(4)(a) Form of Putnam Allstate Advisor Plus Contract (Incorporated herein by reference to Post-Effective Amendment No. 2 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 9, 1999.)

(4)(b) Form of Earnings Protection Death Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 4 to Depositor's Form N-4 registration statement (File No. 333-96115) dated February 2, 2001.)

(4)(c) Form of Death Benefit Change Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-96115) dated April 30, 2002.)

(4)(d) Form of Amendatory Endorsement to add 5 and 7 Year Guarantee Periods to Standard Fixed Account (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (File No. 333-96115) dated April 30, 2002.)

(4)(e) Form of Putnam Allstate Advisor Plus Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(f)  Form of Putnam Allstate Advisor Plus Contract--non-MVA version (Series
        II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(g) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series II) (Incorporated herein by reference to Post-Effective Amendment No.8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(h) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No.8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(i) Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(j) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(k) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(l) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(m) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(n)  Form of Amendatory Endorsement for Charitable Remainder Trust (Series
        II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(o) Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(p) Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(4)(q) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to the Post-Effective Amendment #13 to Depositor's Form N-4 registration statement (File No. 333-96115) dated December 19, 2003.)

(4)(r) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114560) dated December 29, 2004.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114560) dated December 29, 2004.)

(4)(t) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File
        No. 333-114560) dated December 29, 2004.)

(4)(u) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114560) dated April 18, 2006.)

(4)(v) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114560) dated April 18, 2006.)

(5)(a) Form of Putnam Allstate Advisor Plus application for a Contract (Incorporated herein by reference to Post-Effective Amendment No. 2 to Depositor's Form N-4 registration statement (File No. 333-72017) dated December 9, 1999.)

(5)(b)  Form of Application for Putnam Allstate Advisor Plus Contracts (Series
        II) (Incorporated herein by reference to Post-Effective Amendment No. 8 to Depositor's Form N-4 registration statement (File No. 333-96115) dated June 10, 2002.)

(5)(c) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to the Post-Effective Amendment No. 13 to Depositor's Form N-4 registration statement (File No. 333-96115) dated December 19, 2003.)

(5)(d) Form of Applications for Allstate Advisor Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114560) dated September 14, 2004.)

(5)(e) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114560) dated December 29, 2004.)

(5)(f) Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-114560) dated April 25, 2005.)

(5)(g) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114560) dated April 18, 2006.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 6 to Depositor's Form N-4 registration statement (File No. 333-96115) dated April 19, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.)

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Form N-4 registration statement (File No. 333-96115) dated February 3, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated
        September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated
        September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (File No. 333-96115) dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114560) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Form N-4 Registration Statement (File No. 333-96115) dated February 3, 2000.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 2 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated June 19, 2000.)

(9)(c) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated September 26, 2000.)

(9)(d) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 4 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated February 2, 2001.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated September 23, 2002.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated April 22, 2003.)

(9)(g) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 13 to Depositor's Form N-4 Registration Statement (File No. 333-96115) dated December 19, 2003).

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114562) dated April 16, 2004.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114560) dated September 14, 2004.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114560) dated December 29, 2004.)

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(99)(a) Powers of Attorney for David A. Bird, John C. Lounds, Samuel H. Pilch, John C. Pintozzi, Eric A. Simonson, Kevin R. Slawin, , Michael J. Velotta, Douglas B. Welch, and Thomas J. Wilson, II (Previously filed in Post-Effective Amendment No. 4 this Registration Statement (File No. 333-114560) dated April 18, 2006.)

(99)(b) Powers of Attorney for Michael B. Boyle, James W. Hohmann, George E. Ruebenson and Thomas J. Wilson, II. (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-114560 dated April 19, 2007).

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David Andrew Bird                       Director and Senior Vice President

Michael. B. Boyle                       Director and Senior Vice President

James E. Hohmann                        Director, President and Chief
                                        Executive Officer

John Carl Lounds                        Director and Senior Vice President

John C. Pintozzi                        Director, Senior Vice President and
                                        Chief Financial Officer

George E. Ruebenson                     Director

Eric Allen Simonson                     Director, Senior Vice President and
                                        Chief Investment Officer

Kevin Rourke Slawin                     Director and Senior Vice President

Michael Joseph Velotta                  Director, Senior Vice President,
                                        General Counsel and Secretary

Douglas B. Welch                        Director and Senior Vice President

Thomas Joseph Wilson, II                Director and Chairman of the Board

Samuel Henry Pilch                      Group Vice President and Controller

Matthew S. Easley                       Vice President

Karen Cassidy Gardner                   Vice President

Judith P. Greffin                       Vice President

Mary Jovita McGinn                      Vice President and Assistant Secretary

John Eric Smith                         Vice President

Patricia Wright Wilson                  Vice President

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     ---------------------------------------
Steven C. Verney                        Treasurer

Charles Calvin Baggs                    Assistant Vice President

Darryl L. Baltimore                     Assistant Vice President

James Baumstark                         Assistant Vice President

Karen Burckhardt                        Assistant Vice President

Laura J. Clark                          Assistant Vice President

Errol Cramer                            Assistant Vice President and Appointed
                                        Actuary

Lawrence William Dahl                   Assistant Vice President

Sam DeFrank                             Assistant Vice President - Tax Counsel

Joanne Marie Derrig                     Assistant Vice President and Chief
                                        Privacy Officer

Sarah R. Donahue                        Assistant Vice President

Lisa J. Flanary                         Assistant Vice President

Keith A. Hauschildt                     Assistant Vice President

Ronald A. Johnson                       Assistant Vice President

Teresa G. Logue                         Assistant Vice President

Robert L. Park                          Assistant Vice President and Chief
                                        Compliance Officer

Joseph P. Rath                          Assistant Vice President, Assistant
                                        General Counsel and Assistant Secretary

Mario Rizzo                             Assistant Vice President and Assistant
                                        Treasurer

Mary Springberg                         Assistant Vice President

Robert E. Transon                       Assistant Vice President

Timothy Nicholas Vander Pas             Assistant Vice President

Richard Zaharias                        Assistant Vice President

Laura R. Zimmerman                      Assistant Vice President

Doris J. Bryant                         Assistant Secretary

Paul N. Kierig                          Assistant Secretary

Dean M. Way                             Illustration Actuary

The principal business address of Mr. Bird and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 27, 2008 (File#1-11840).

27.NUMBER OF CONTRACT OWNERS

Putnam Allstate Advisor Plus Contracts:

As of January 31, 2008, there were 5,544 qualified and non-qualified contracts.

Allstate Advisor Plus Contracts:

As of January 31, 2008, there were 5,525 qualified and non-qualified contracts.

28.INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.
Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter, serves as principal underwriter to the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

29B. PRINCIPAL UNDERWRITEER

The directors and officers of Allstate Distributors, the principal underwriter for the Separate Account are as follows:

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 ------------------------------------    --------------------------------------
 J. Eric Smith                           Chairman of the Board, Chief
                                         Executive Officer and Manager
 Karen Cassidy Gardner                   Vice President
 Joseph Patrick Rath                     Vice President, General Counsel and
                                         Secretary
 William D. Webb                         Treasurer
 Joanne Marie Derrig                     Assistant Vice President and Chief
                                         Privacy Officer
 Maribel V. Gerstner                     Assistant Vice President and Chief
                                         Compliance Officer
 Mary Jovita McGinn                      Assistant Secretary
 Michael Joseph Velotta                  Assistant Secretary and Manager
 Mario Rizzo                             Assistant Treasurer
 Steven Carl Verney                      Assistant Treasurer
 John C. Pintozzi                        Manager

29C. COMPENSATION OF PRINCIPAL UNDERWRITER

Allstate Distributors

None

30.LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.MANAGEMENT SERVICES

None.

32.UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33.REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34.REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contract includes innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 25th day of April, 2008.


                                       ALLSTATE FINANCIAL ADVISORS
                                           SEPARATE ACCOUNT I
                                              (REGISTRANT)

                                   BY: ALLSTATE LIFE INSURANCE COMPANY
                                               (DEPOSITOR)

                          By:              /s/ Michael J. Velotta
                              --------------------------------------------------
                                             Michael J. Velotta
                                Senior Vice President, Secretary and General
                                                   Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 25th day of April, 2008.

*/DAVID A. BIRD        Director and Senior Vice President
----------------------
David A. Bird

*/MICHAEL B. BOYLE     Director and Senior Vice President
----------------------
Michael B. Boyle

*/JAMES E. HOHMANN     Director, President and Chief Executive Officer
---------------------- (Principal Executive Officer)
James E. Hohmann

*/JOHN C. LOUNDS       Director and Senior Vice President
----------------------
John C. Lounds

*/SAMUEL H. PILCH      Controller and Group Vice President (Principal
---------------------- Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI     Director, Senior Vice President and Chief Financial
---------------------- Officer (Principal Financial Officer)
*/John C. Pintozzi

*/GEORGE E. REUBENSON  Director
----------------------
George E. Reubenson

*/ERIC A. SIMONSON     Director, Senior Vice President and Chief Investment
---------------------- Officer
Eric A. Simonson

*/KEVIN R. SLAWIN      Director and Senior Vice President
----------------------
Kevin R. Slawin

/s/ MICHAEL J. VELOTTA Director, Senior Vice President, General Counsel and ---------------------- Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH     Director and Senior Vice President
----------------------
*/Douglas B. Welch

*/THOMAS J. WILSON II  Director and Chairman of the Board
----------------------
Thomas J. Wilson II

*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.

                                 Exhibit Index

Exhibit No. Exhibit
----------- --------------------------------------------------------

   (10)     Consent of Independent Registered Public Accounting Firm